UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2013 through February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Money Market Funds

February 28, 2014

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act — the president’s signature domestic policy initiative — led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index closed at a record high on the final day of the reporting period and returned 22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets Index (net of foreign witholding taxes) returned 0.94% for the 12-month period, while the Barclays Emerging Markets Debt Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2014	$115.9 Billion
Weighted Average Maturity^	45 days
Weighted Average Life^^	75 days

MATURITY SCHEDULE*^
1 day	3.1%
2–7 days	38.2
8–30 days	16.0
31–60 days	14.7
61–90 days	12.3
91–180 days	12.1
181+ days	3.6

7-DAY SEC YIELD AS OF 2/28/2014 (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.01
Capital Shares	0.03
Cash Management Shares	0.01
Direct Shares	0.04
Eagle Class Shares	0.01
IM Shares	0.05
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2014.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.94)%, (0.95)%, (0.10)%, 0.00%, (0.75)%, (0.09)%, (0.49)%, 0.05%, (0.05)%, (0.29)%, (0.30)%, (0.25)%, (0.51)% and (0.85)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2014	$16.9 Billion
Weighted Average Maturity^	54 days
Weighted Average Life^^	87 days

MATURITY SCHEDULE*^
1 day	2.4%
2–7 days	31.1
8–30 days	15.0
31–60 days	15.8
61–90 days	19.9
91–180 days	9.6
181+ days	6.2

7-DAY SEC YIELD AS OF 2/28/2014 (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.01
Capital Shares	0.05
E*Trade Shares	0.05
Institutional Class Shares	0.02
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2014.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.97)%, (0.97)%, (0.12)%, (0.03)%, (0.87)%, (0.08)%, (0.32)%, (0.42)%, (0.28)%, (0.55)% and (0.93)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2014	$53.4 Billion
Weighted Average Maturity^	55 days
Weighted Average Life^^	74 days

MATURITY SCHEDULE*^
1 day	0.9%
2–7 days	23.3
8–30 days	10.5
31–60 days	31.1
61–90 days	16.9
91–180 days	13.7
181+ days	3.6

7-DAY SEC YIELD AS OF 2/28/2014 (1)
Agency Shares	0.01%
Capital Shares	0.01
Direct Shares	0.01
Eagle Class Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2014.
(1)	The yields for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.23)%, (0.13)%, (0.22)%, (0.63)%, (0.08)%, (0.18)%, (0.42)%, (0.53)%, (0.38)%, (0.66)% and (0.97)% for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Direct, Eagle Class, IM Shares, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2014	$15.9 Billion
Weighted Average Maturity^	48 days
Weighted Average Life^^	48 days

MATURITY SCHEDULE*^
2–7 days	45.3%
8–30 days	0.7
31–60 days	16.3
61–90 days	21.9
91–180 days	13.7
181+ days	2.1

7-DAY SEC YIELD AS OF 2/28/2014 (1)
Class B Shares	0.00%
Class C Shares	0.00
Agency Shares	0.00
Direct Shares	0.00
Eagle Class Shares	0.00
IM Shares	0.00
Institutional Class Shares	0.00
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2014.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.10)%, (1.10)%, (0.25)%, (0.25)%, (0.65)%, (0.10)%, (0.21)%, (0.45)%, (0.56)%, (0.40)%, (0.66)% and (1.00)% for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 2/28/2014	$4.4 Billion
Weighted Average Maturity^	54 days
Weighted Average Life^^	65 days

MATURITY SCHEDULE*^
2–7 days	8.1%
8–30 days	34.0
31–60 days	28.9
61–90 days	14.7
91–180 days	11.4
181+ days	2.9

7-DAY SEC YIELD AS OF 2/28/2014 (1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2014.
(1)	The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.27)%, (0.22)%, (0.57)%, (0.42)% and (0.67)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2014	$23.4 Billion
Weighted Average Maturity^	46 days
Weighted Average Life^^	46 days

MATURITY SCHEDULE*^
8–30 days	34.2%
31–60 days	35.9
61–90 days	24.6
91–180 days	5.3

7-DAY SEC YIELD AS OF 2/28/2014 (1)
Agency Shares	0.00%
Capital Shares	0.00
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2014.
(1)	The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.26)%, (0.16)%, (0.21)%, (0.56)%, (0.41)%, (0.66)% and (1.01)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 2/28/2014	$19.4 Billion
Weighted Average Maturity^	21 days
Weighted Average Life^^	21 days

MATURITY SCHEDULE**^
1 day	14.7%
2–7 days	70.8
8–30 days	3.2
31–60 days	1.7
91–180 days	5.5
181+ days	4.1

7-DAY SEC YIELD AS OF 2/28/2014 (1)
Agency Shares	0.01%
Direct Shares	0.01
Eagle Class Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2014.
(1)	The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.23)%, (0.23)%, (0.63)%, (0.18)%, (0.53)%, (0.38)% and (0.63)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

JPMorgan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 2/28/2014	$2.9 Billion
Weighted Average Maturity^	32 days
Weighted Average Life^^	32 days

MATURITY SCHEDULE**^
1 day	11.7%
2–7 days	67.5
8–30 days	1.2
31–60 days	3.0
61–90 days	1.4
91–180 days	8.9
181+ days	6.3

7-DAY SEC YIELD AS OF 2/28/2014 (1)
Agency Shares	0.01%
E*Trade Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2014.
(1)	The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.17)%, (0.92)%, (0.12)%, (0.47)%, (0.32)%, (0.57)% and (0.92)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Certificates of Deposit — 38.6%
250,000	ABN Amro Bank N.V., 0.235%, 04/09/14	249,936
72,000	Banco Del Estado De Chile, 0.200%, 03/12/14	72,000
	Bank of China Ltd.,
80,000	0.630%, 04/25/14	79,923
160,000	0.635%, 04/11/14	159,884
	Bank of Montreal,
1,000,000	0.080%, 03/05/14	1,000,000
563,000	0.220%, 08/07/14	563,000
700,000	0.230%, 05/01/14	700,000
140,000	0.230%, 05/12/14	140,000
108,000	0.250%, 03/06/14	108,000
	Bank of Nova Scotia,
283,000	0.220%, 03/25/14	283,000
582,000	0.230%, 03/21/14	582,000
496,685	0.230%, 05/19/14	496,685
70,000	0.230%, 06/02/14	70,000
450,000	0.244%, 03/19/14	450,000
822,000	0.295%, 03/09/14	822,000
520,000	0.299%, 03/03/14	520,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
210,000	0.250%, 04/03/14	210,000
200,000	0.250%, 04/04/14	200,000
277,000	0.250%, 04/10/14	277,000
133,000	0.250%, 04/11/14	133,000
261,000	0.250%, 05/07/14	261,000
141,000	0.250%, 05/22/14	141,000
106,000	0.250%, 05/30/14	106,000
146,000	0.250%, 07/28/14	146,000
285,000	0.260%, 08/04/14	284,679
250,000	0.263%, 08/19/14	249,689
474,000	Banque Federative du Credit Mutuel, 0.250%, 04/10/14	474,000
	BNP Paribas,
363,000	0.320%, 04/21/14	363,000
405,000	0.328%, 03/20/14	404,930
500,000	0.340%, 03/13/14	500,000
635,000	Canadian Imperial Bank of Commerce, 0.205%, 03/15/14	635,000
	Chiba Bank Ltd.,
40,000	0.230%, 03/21/14	40,000
34,700	0.230%, 03/27/14	34,700
114,500	China Construction Bank Corp., 0.520%, 03/31/14	114,500
656,000	Credit Agricole Corporate and Investment Bank, 0.220%, 03/14/14	656,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

50,000	Credit Industriel et Commercial, 0.250%, 04/08/14	49,987
	Credit Suisse AG,
400,000	0.205%, 03/24/14	400,000
846,000	0.226%, 03/25/14	846,000
43,000	0.250%, 05/05/14	43,000
330,000	0.290%, 06/27/14	330,000
	Deutsche Bank AG,
502,000	0.280%, 03/31/14	502,000
386,000	0.300%, 04/29/14	386,000
805,000	0.443%, 03/18/14	805,000
130,000	Dexia Credit Local, 0.210%, 03/14/14	129,990
	DNB Bank ASA,
287,000	0.225%, 07/29/14	286,994
397,000	0.230%, 06/04/14	396,759
536,000	0.230%, 06/05/14	535,672
	DZ Bank AG,
465,000	0.180%, 03/06/14	465,000
375,000	0.250%, 07/07/14	374,667
408,000	0.250%, 07/09/14	407,632
260,000	0.255%, 07/25/14	259,732
	HSBC Bank plc,
690,000	0.220%, 04/04/14	689,857
315,000	0.380%, 11/17/14	315,000
201,000	0.380%, 11/18/14	201,000
194,000	0.380%, 11/19/14	194,000
98,000	0.390%, 04/29/14	98,000
255,000	0.390%, 05/22/14	255,000
	ING Bank N.V.,
755,000	0.250%, 03/25/14	755,000
395,000	0.250%, 04/07/14	395,000
425,000	0.250%, 05/07/14	425,000
	Landesbank Hessen-Thueringen Girozentrale,
175,000	0.180%, 03/07/14	175,000
282,000	0.200%, 03/11/14	282,000
	Mitsubishi UFJ Trust & Banking Corp.,
85,000	0.250%, 03/10/14	85,000
198,000	0.260%, 03/14/14	198,000
30,000	0.260%, 04/02/14	30,000
253,000	0.260%, 05/23/14	253,000
150,000	0.260%, 05/29/14	150,000
178,000	0.265%, 04/30/14	177,921
100,000	0.270%, 05/30/14	99,933
110,000	0.270%, 04/24/14	110,000
16,000	0.274%, 05/06/14	15,992
275,000	0.280%, 04/22/14	275,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
	Mizuho Corporate Bank Ltd.,
100,000	0.245%, 04/28/14	99,960
65,000	0.260%, 04/07/14	64,983
	National Australia Bank Ltd.,
550,000	0.196%, 03/22/14	549,988
531,000	0.236%, 03/22/14	531,000
260,000	National Bank of Canada, 0.235%, 07/30/14	260,000
	Natixis,
125,000	0.280%, 05/01/14	125,000
764,750	0.316%, 03/25/14	764,750
100,000	Nordea Bank AB, 0.220%, 06/06/14	99,941
	Norinchukin Bank,
454,575	0.100%, 03/06/14	454,575
547,700	0.100%, 03/07/14	547,700
233,000	0.210%, 04/22/14	233,000
564,000	0.210%, 04/28/14	564,000
135,000	0.210%, 04/29/14	135,000
142,000	0.210%, 05/02/14	142,000
232,000	0.210%, 05/09/14	232,000
114,100	0.220%, 04/23/14	114,100
	Oversea-Chinese Banking Corp., Ltd.,
200,000	0.270%, 03/04/14	199,995
217,000	0.270%, 04/23/14	216,914
	Rabobank Nederland N.V.,
103,000	0.273%, 05/30/14	103,000
229,000	0.279%, 03/03/14	229,000
253,300	0.286%, 05/24/14	253,300
529,000	0.287%, 04/21/14	529,000
525,000	0.287%, 05/08/14	525,000
526,000	0.288%, 05/01/14	526,000
189,700	0.310%, 04/10/14	189,700
388,000	0.320%, 04/10/14	388,000
497,000	0.350%, 01/14/15	497,000
227,000	0.360%, 05/20/14	226,819
	Royal Bank of Canada,
135,000	0.235%, 03/27/14	135,000
85,000	0.240%, 03/03/14	85,000
130,000	0.254%, 03/21/14	130,000
635,000	0.264%, 03/29/14	635,000
	Shizuoka Bank,
18,000	0.220%, 04/14/14	18,000
100,000	0.220%, 04/28/14	100,000
	Skandinaviska Enskilda Banken AB,
125,000	0.275%, 06/20/14	125,000
699,700	0.280%, 06/17/14	699,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Societe Generale,
260,000	0.260%, 05/02/14	259,884
450,000	0.285%, 03/31/14	450,000
	Sumitomo Mitsui Banking Corp.,
899,575	0.100%, 03/05/14	899,575
127,000	0.210%, 04/23/14	127,000
250,000	0.260%, 03/12/14	250,000
165,000	0.260%, 03/20/14	165,000
500,000	0.260%, 04/28/14	500,000
422,000	0.260%, 04/30/14	422,000
350,000	0.260%, 05/01/14	350,000
195,000	0.260%, 05/06/14	195,000
350,000	0.260%, 06/03/14	350,000
198,000	0.260%, 08/05/14	198,000
270,000	0.260%, 08/13/14	270,000
206,000	0.270%, 05/15/14	205,884
	Sumitomo Mitsui Trust Bank Ltd.,
436,575	0.100%, 03/04/14	436,575
105,000	0.220%, 03/13/14	104,992
103,000	0.220%, 05/06/14	102,959
78,000	0.225%, 04/17/14	77,977
265,000	Swedbank AB, 0.250%, 08/01/14	264,719
	Toronto-Dominion Bank,
345,000	0.130%, 03/06/14	345,000
300,000	0.130%, 04/17/14	300,000
305,000	0.216%, 03/25/14	305,000
500,000	0.300%, 05/13/14	500,000
500,000	0.310%, 04/22/14	500,000
	UBS AG,
534,500	0.230%, 06/03/14	534,500
650,000	0.260%, 03/06/14	650,000
243,000	0.260%, 03/13/14	243,000
548,000	0.260%, 05/16/14	548,000
103,000	UOB Australia Ltd., 0.230%, 05/21/14	102,947
	Wells Fargo Bank N.A.,
150,000	0.175%, 03/12/14	150,002
665,000	0.225%, 03/15/14	665,000
494,400	0.242%, 03/06/14	494,400
100,000	Westpac Banking Corp., 0.320%, 10/09/14	100,000

	Total Certificates of Deposit (Cost $44,721,901)	44,721,901

Commercial Paper — 22.4% (n)
124,000	ABN Amro Funding USA LLC, 0.250%, 04/07/14 (e) (m)	123,968
52,530	Albion Capital LLC, 0.160%, 03/26/14 (e) (m)	52,524

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	Antalis U.S. Funding Corp.,
47,600	0.240%, 03/05/14 (e) (m)	47,599
80,700	0.240%, 03/11/14 (e) (m)	80,694
147,000	0.250%, 03/04/14 (e) (m)	146,997
30,000	ASB Finance Ltd., 0.215%, 07/03/14 (e) (m)	29,978
46,110	Aspen Funding Corp., 0.100%, 03/03/14 (e) (m)	46,110
659,400	Australia & New Zealand Banking Group Ltd., 0.288%, 05/25/14 (e) (m)	659,400
	Bank Nederlandse Gemeenten N.V.,
80,000	0.210%, 06/03/14 (e)	79,956
144,600	0.220%, 07/02/14 (e)	144,492
100,000	0.235%, 09/05/14 (e)	99,877
125,000	0.255%, 10/20/14 (e)	124,794
100,000	0.255%, 10/21/14 (e)	99,834
80,000	0.255%, 10/22/14 (e)	79,867
50,000	0.255%, 10/24/14 (e)	49,916
40,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 07/03/14	39,967
150,000	Banque et Caisse d’Epargne de l’Etat, 0.173%, 08/28/14	149,870
115,000	Barclays Bank plc, 0.300%, 05/02/14 (e)	114,941
35,700	Barclays US Funding Corp., 0.250%, 08/18/14	35,658
	Bedford Row Funding Corp.,
140,000	0.237%, 03/10/14 (e)	140,000
50,000	0.259%, 04/15/14 (e)	50,000
85,000	0.321%, 09/24/14 (e)	84,844
100,000	0.321%, 12/15/14 (e)	99,743
506,000	BNP Paribas Finance, Inc., 0.351%, 03/13/14	505,941
145,000	BPCE SA, 0.280%, 05/01/14 (e)	144,931
	Caisse des Depots et Consignations,
425,000	0.200%, 07/31/14 (e)	424,641
246,000	0.200%, 08/01/14 (e)	245,791
151,000	0.200%, 09/03/14 (e)	150,844
275,000	0.230%, 06/16/14 (e)	274,812
	Cancara Asset Securitisation LLC,
250,000	0.170%, 04/29/14 (e)	249,931
373,000	0.175%, 05/06/14 (e)	372,880
	Commonwealth Bank of Australia,
162,000	0.225%, 03/21/14 (e)	161,990
175,000	0.226%, 03/29/14 (e)	175,000
44,000	0.226%, 03/30/14 (e)	44,000
170,000	0.231%, 03/23/14 (e)	169,994
200,000	0.236%, 05/29/14 (e)	199,987

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

203,000	0.246%, 05/23/14 (e)	203,000
300,000	0.248%, 03/27/14 (e)	300,000
250,000	0.249%, 03/04/14 (e)	250,000
499,300	0.251%, 04/24/14 (e)	499,300
25,000	0.252%, 03/13/14 (e)	25,000
150,000	CRC Funding LLC, 0.190%, 03/26/14 (e)	149,980
135,500	Credit Agricole North America, Inc., 0.220%, 04/03/14	135,473
78,000	Credit Suisse AG, 0.250%, 05/05/14	77,965
	DBS Bank Ltd.,
100,000	0.230%, 03/11/14 (e)	99,994
54,050	0.230%, 04/04/14 (e)	54,038
173,000	0.240%, 04/21/14 (e)	172,941
68,000	Deutsche Bank Financial LLC, 0.300%, 04/29/14	67,967
	Dexia Credit Local,
120,000	0.220%, 06/05/14	119,930
95,000	0.220%, 06/05/14	94,944
280,000	DNB Bank ASA, 0.170%, 04/09/14 (e)	279,948
	Erste Abwicklungsanstalt,
100,000	0.080%, 06/04/14 (e)	99,959
100,000	0.160%, 05/30/14 (e)	99,960
100,000	0.160%, 06/03/14 (e)	99,959
100,000	0.165%, 05/02/14 (e)	99,972
85,000	0.180%, 05/27/14 (e)	84,963
118,000	0.195%, 06/23/14 (e)	117,927
155,000	European Investment Bank, 0.065%, 03/05/14	154,999
490,000	Fortis Funding LLC, 0.060%, 03/03/14 (e)	489,998
	General Electric Capital Corp.,
290,000	0.210%, 06/10/14	289,829
120,000	0.210%, 07/09/14	119,909
196,000	0.220%, 04/29/14	195,929
176,500	0.220%, 04/25/14	176,441
235,000	0.240%, 04/15/14	234,930
60,000	Gotham Funding Corp., 0.200%, 04/07/14 (e)	59,988
	HSBC Bank plc,
250,000	0.245%, 03/18/14 (e)	250,000
276,000	0.276%, 05/17/14 (e)	276,000
255,000	0.279%, 05/15/14 (e)	255,000
180,000	ING U.S. Funding LLC, 0.240%, 05/02/14	179,926
	Kells Funding LLC,
150,000	0.194%, 03/13/14 (e)	149,997
160,000	0.205%, 03/21/14 (e)	160,000
80,000	0.207%, 03/05/14 (e)	80,000

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
50,000	0.220%, 08/19/14	49,948
100,000	0.220%, 08/19/14	99,895
20,000	0.230%, 03/21/14	19,997
75,000	0.230%, 03/25/14	74,989
36,500	0.230%, 04/02/14	36,493
50,000	0.230%, 04/10/14 (e)	49,987
85,000	0.230%, 11/04/14	84,867
100,000	0.236%, 05/18/14 (e)	99,993
120,000	0.236%, 05/08/14 (e)	120,000
99,500	0.237%, 04/16/14 (e)	99,497
50,000	0.239%, 05/01/14 (e)	50,003
100,000	0.239%, 05/01/14 (e)	100,000
55,000	0.240%, 04/17/14	54,983
120,000	0.246%, 04/30/14 (e)	120,003
265,000	0.247%, 04/21/14 (e)	265,000
85,000	0.261%, 06/05/14	84,941
	KFW,
300,000	0.000%, 09/03/14 (e)	299,784
200,000	0.130%, 06/23/14 (e)	199,918
65,000	LMA Americas LLC, 0.250%, 04/07/14 (e)	64,983
100,000	Macquarie Bank Ltd., 0.200%, 05/06/14 (e)	99,963
67,000	Manhattan Asset Funding Co. LLC, 0.100%, 03/06/14 (e)	66,999
50,000	Matchpoint Master Trust, 0.341%, 03/18/14 (e)	49,992
	MetLife Short Term Funding LLC,
175,000	0.250%, 04/28/14 (e)	174,929
12,200	0.250%, 04/29/14 (e)	12,195
16,000	Mizuho Funding LLC, 0.205%, 05/13/14 (e)	15,993
63,000	Mont Blanc Capital Corp., 0.220%, 03/10/14 (e)	62,996
470,500	Natixis US Finance Co. LLC, 0.280%, 05/01/14	470,277
	Nederlandse Waterschapsbank N.V.,
50,000	0.173%, 03/14/14	49,998
100,000	0.200%, 09/25/14 (e)	99,885
435,000	0.241%, 04/25/14 (e)	435,000
95,000	0.266%, 04/30/14 (e)	95,005
	Newport Funding Corp.,
6,686	0.100%, 03/03/14 (e)	6,686
140,000	0.220%, 04/14/14 (e)	139,962
51,525	Nieuw Amsterdam Receivables Corp., 0.180%, 04/25/14 (e)	51,511
	Nordea Bank AB,
277,000	0.220%, 06/04/14 (e)	276,839
140,000	0.220%, 06/05/14 (e)	139,918
180,000	0.220%, 06/06/14 (e)	179,893

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

44,000	Northern Pines Funding LLC, 0.270%, 06/30/14 (e)	43,960
	NRW Bank,
500,000	0.070%, 03/04/14 (e)	499,997
611,260	0.070%, 03/06/14 (e)	611,254
200,000	0.070%, 03/07/14 (e)	199,998
532,871	0.135%, 03/24/14 (e)	532,825
	Old Line Funding LLC,
100,000	0.220%, 07/30/14 (e)	99,908
50,000	0.230%, 05/23/14 (e)	49,973
84,696	0.230%, 07/18/14 (e)	84,621
120,000	Rabobank USA Financial Corp., 0.301%, 04/22/14	119,948
	Regency Markets No. 1 LLC,
20,000	0.140%, 03/12/14 (e)	19,999
45,000	0.140%, 03/13/14 (e)	44,998
175,000	0.140%, 03/17/14 (e)	174,989
29,190	0.140%, 03/20/14 (e)	29,188
45,000	Rhein Main Securitisation Ltd., 0.250%, 04/16/14 (e)	44,986
790,000	Royal Bank of Canada, 0.292%, 04/09/14 (e)	790,000
18,000	Salisbury Receivables Co. LLC, 0.220%, 03/20/14 (e)	17,998
100,000	Scaldis Capital LLC, 0.200%, 05/12/14 (e)	99,960
	Skandinaviska Enskilda Banken AB,
44,000	0.270%, 07/16/14 (e)	43,955
47,000	0.275%, 06/17/14 (e)	46,961
200,000	0.275%, 06/20/14 (e)	199,830
300,000	0.275%, 07/10/14 (e)	299,700
487,000	0.275%, 07/15/14 (e)	486,494
361,240	Societe Generale North America, Inc., 0.271%, 05/02/14	361,088
	Sumitomo Mitsui Banking Corp.,
50,000	0.250%, 08/07/14 (e)	49,944
300,000	0.260%, 08/05/14 (e)	299,660
85,000	0.260%, 08/06/14 (e)	84,903
227,000	0.260%, 08/14/14 (e)	226,728
30,000	Sumitomo Mitsui Trust Bank Ltd., 0.260%, 08/06/14 (e)	29,966
200,000	Swedbank AB, 0.240%, 07/28/14	199,801
38,000	UBS Finance Delaware LLC, 0.230%, 05/07/14	37,984
	United Overseas Bank Ltd.,
100,000	0.200%, 04/11/14 (e)	99,977
126,000	0.220%, 04/14/14 (e)	125,966
60,000	0.220%, 05/12/14 (e)	59,973

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
5,000	0.230%, 06/04/14 (e)	4,997
55,000	0.230%, 06/09/14 (e)	54,965
155,000	0.240%, 04/07/14	154,962
	Versailles Commercial Paper LLC,
100,000	0.200%, 05/05/14 (e)	99,964
20,000	0.220%, 03/11/14 (e)	19,999
	Westpac Banking Corp.,
175,000	0.225%, 03/03/14 (e)	175,000
150,000	0.226%, 03/30/14 (e)	150,000
125,000	0.228%, 03/09/14 (e)	125,000
125,000	0.233%, 03/06/14 (e)	125,000
120,000	0.235%, 03/06/14 (e)	120,000
153,000	0.236%, 03/30/14 (e)	153,000
153,000	0.236%, 05/23/14 (e)	153,000
350,000	0.240%, 03/03/14 (e)	349,991
100,000	0.240%, 05/28/14 (e)	99,998
300,000	0.247%, 03/31/14 (e)	300,000
250,000	0.247%, 04/24/14 (e)	250,000
175,000	0.247%, 04/24/14 (e)	175,000
132,000	0.247%, 04/22/14 (e)	132,000
273,400	0.252%, 05/02/14 (e)	273,400
110,000	0.306%, 09/26/14 (e)	109,805
100,000	0.321%, 10/02/14 (e)	99,809
	Westpac Securities NZ Ltd.,
22,923	0.225%, 05/05/14 (e)	22,914
100,000	0.230%, 04/08/14 (e)	99,976
150,000	0.230%, 04/24/14 (e)	149,948
125,920	Working Capital Management Co., 0.180%, 03/12/14 (e)	125,913

	Total Commercial Paper (Cost $25,953,432)	25,953,432

Corporate Notes — 3.3%
	Financials — 3.3%
	Capital Markets — 0.7%
770,000	ING Bank N.V., 0.297%, 03/28/14 (e)	770,000

	Commercial Banks — 1.9%
	Bank of America N.A.,
153,000	0.250%, 06/03/14	153,000
235,000	0.250%, 07/08/14	235,000
410,000	0.260%, 05/27/14	410,000
	KFW,
74,200	0.120%, 03/03/14	74,185
120,000	1.000%, 01/12/15	120,816
30,000	Rabobank Nederland N.V., 1.875%, 12/15/14	30,351

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
434,000	Svenska Handelsbanken AB, 0.285%, 03/25/14 (e)	434,000
785,000	Wells Fargo Bank N.A., 0.293%, 03/15/14	785,000

		2,242,352

	Insurance — 0.7%
	Metropolitan Life Global Funding I,
337,000	0.470%, 04/08/14 (e)	337,000
525,650	0.542%, 03/10/14 (e)	525,650

		862,650

	Total Corporate Notes (Cost $3,875,002)	3,875,002

Foreign Government Securities — 0.4%
	Export Development Canada,
100,000	0.110%, 03/03/14 (e)	100,000
51,900	0.120%, 03/03/14 (e)	51,895
100,000	0.120%, 05/25/14 (e)	100,000
279,700	Kommunalbanken A.S., 0.140%, 03/03/14 (e)	279,700

	Total Foreign Government Securities (Cost $531,595)	531,595

Repurchase Agreements — 9.6%
200,000	BNP Paribas Securities Corp., 0.260%, dated 02/28/14, due 03/03/14, repurchase price $200,004, collateralized by Corporate Notes and Bonds, 0.000% - 8.375%, due 03/15/14 - 03/01/47, with value $211,429.	200,000
175,000	BNP Paribas Securities Corp., 0.410%, dated 02/28/14, due 04/04/14, repurchase price $175,070, collateralized by Corporate Notes and Bonds, 0.000% - 8.625%, due 05/15/14 - 09/28/10 (†), Federal Home Loan Mortgage Corporation, 3.034%, due 10/25/20 and Sovereign Government Securities, 4.875% - 10.125%, due 03/09/20 - 05/15/27, with value $183,751 (i)	175,000
190,885	Citigroup Global Markets Holdings, Inc., 0.060%, dated 02/28/14, due 03/03/14, repurchase price $190,886, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 6.000%, due 01/15/34 - 02/15/44, Federal National Mortgage Association, 3.500% - 6.000%, due 08/25/35 - 12/25/43 and Government National Mortgage Association, 2.500% - 3.000%, due 11/16/43 - 02/20/44, with a value of $196,612.	190,885

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
45,000	Citigroup Global Markets Holdings, Inc., 0.560%, dated 02/28/14, due 04/04/14, repurchase price $45,025, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 12/24/14 - 12/01/20 and Sovereign Government Securities, 4.125% - 7.625%, due 02/19/18 - 09/24/34, with value $48,600. (i)	45,000
175,000	Citigroup Global Markets Holdings, Inc., 0.560%, dated 02/28/14, due 04/04/14, repurchase price $175,095, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 09/23/14 - 12/01/39 and Sovereign Government Securities, 0.000% - 7.650%, due 10/29/22 - 06/15/35, with value $189,000. (i)	175,000
175,000	Citigroup Global Markets Holdings, Inc., 0.560%, dated 02/28/14, due 04/04/14, repurchase price $175,095, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 07/01/14 - 03/01/97 and Sovereign Government Securities, 4.375% - 11.750%, due 01/23/18 - 02/01/41, with value $189,000. (i)	175,000
300,000	Credit Suisse First Boston USA, Inc., 0.600%, dated 02/28/14, due 03/24/14, repurchase price $300,120, collateralized by Corporate Notes and Bonds, 0.000% - 7.308%, due 12/15/20 - 01/25/54, with value $315,000. (i)	300,000
400,000	Credit Suisse First Boston USA, Inc., 0.600%, dated 02/28/14, due 04/08/14, repurchase price $400,260, collateralized by Corporate Notes and Bonds, 0.000% - 13.927%, due 06/25/18 - 08/25/58, with value $420,002. (i)	400,000
130,000	Credit Suisse First Boston USA, Inc., 0.620%, dated 02/28/14, due 05/06/14, repurchase price $130,150, collateralized by Corporate Notes and Bonds, 0.000% - 6.500%, due 05/25/36 - 10/25/55, with value $136,500. (i)	130,000
185,000	Credit Suisse First Boston USA, Inc., 0.630%, dated 02/28/14, due 05/06/14, repurchase price $185,217, collateralized by Corporate Notes and Bonds, 0.000% - 5.500%, due 07/29/16 - 11/25/53, with value $194,250 (i)	185,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

150,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 02/28/14, due 03/07/14, repurchase price $150,019, collateralized by Corporate Notes and Bonds, 0.000% - 38.667%, due 07/25/23 - 01/25/54, with value $157,500.	150,000
420,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 02/28/14, due 03/04/14, repurchase price $420,030, collateralized by Corporate Notes and Bonds, 0.000% - 54.288%, due 01/15/20 - 08/25/58, with value $441,000.	420,000
300,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 02/28/14, due 05/12/14, repurchase price $300,389, collateralized by Corporate Notes and Bonds, 0.000% - 6.495%, due 03/25/35 - 01/25/54, with value $315,000. (i)	300,000
400,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 02/28/14, due 05/20/14, repurchase price $400,576, collateralized by Corporate Notes and Bonds, 0.000% - 36.267%, due 07/25/20 - 11/25/53, with value $420,004. (i)	400,000
232,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 02/28/14, due 04/22/14, repurchase price $232,219, collateralized by Corporate Notes and Bonds, 0.000% - 6.500%, due 04/15/22 - 01/25/54, with value $243,600. (i)	232,000
445,000	Deutsche Bank Securities, Inc., 0.320%, dated 02/28/14, due 05/19/14, repurchase price $445,316, collateralized by Corporate Notes and Bonds, 0.000% - 39.154%, due 04/19/14 - 06/29/49, Federal National Mortgage Association, 2.158%, due 10/25/23, Government National Mortgage Association, 0.632% - 83.792%, due 12/16/33 - 10/20/62 and Municipal Debt Securities, 0.000% - 6.310%, due 08/01/17 - 10/01/53, with a value of $467,068. (i)	445,000
445,000	Deutsche Bank Securities, Inc., 0.320%, dated 02/28/14, due 05/04/14, repurchase price $445,261, collateralized by Corporate Notes and Bonds, 0.000% - 54.538%, due 06/25/14 - 12/29/49 and Municipal Debt Securities, 0.000% - 7.000%, due 08/01/17 - 07/01/57, with a value of $467,250. (i)	445,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
5,000,000	Federal Reserve Bank of New York, 0.050%, dated 02/28/14, due 03/03/14, repurchase price $5,000,021, collateralized by U.S.Treasury Securities, 1.000%, due 06/30/19, with a value of $5,011,716.	5,000,000
40,000	HSBC Securities USA, Inc., 0.180%, dated 02/28/14, due 03/03/14, repurchase price $40,001, collateralized by Corporate Notes and Bonds, 4.100% - 6.625%, due 09/30/20 - 05/24/28, with a value of $42,005.	40,000
170,000	HSBC Securities USA, Inc., 0.310%, dated 02/28/14, due 03/03/14, repurchase price $170,004, collateralized by Corporate Notes and Bonds, 2.125% - 9.250%, due 06/15/14 - 03/15/44, with a value of $178,503.	170,000
44,100	Merrill Lynch PFS, Inc., 0.060%, dated 02/28/14, due 03/03/14, repurchase price $44,100, collateralized by Federal Home Loan Mortgage Corporation, 5.840%, due 09/15/43, Federal National Mortgage Association, 3.000% - 5.992%, due 01/25/43 - 07/25/43, with a value of $45,423.	44,100
499,900	Merrill Lynch PFS, Inc., 0.560%, dated 02/28/14, due 03/03/14, repurchase price $499,923, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 03/04/14 - 12/29/49 and Municipal Debt Securities, 0.000% - 10.000%, due 04/01/18 - 12/01/40, with a value of $524,896.	499,900
404,750	Merrill Lynch PFS, Inc., 0.710%, dated 02/28/14, due 04/04/14, repurchase price $405,029, collateralized by Corporate Notes and Bonds, 0.000% - 14.750%, due 03/15/14 - 12/29/49, with a value of $425,129. (i)	404,750
350,000	Merrill Lynch PFS, Inc., 0.710%, dated 02/28/14, due 04/04/14, repurchase price $350,242, collateralized by Corporate Notes and Bonds, 0.000% - 11.500%, due 07/15/14 - 03/18/49 and Municipal Debt Securities, 6.350%, due 08/01/57, with a value of $367,500. (i)	350,000
250,000	Societe Generale S.A., 0.050%, dated 02/28/14, due 03/03/14, repurchase price $250,001, collateralized by U.S.Treasury Securities, 1.375% - 2.375%, due 07/31/17 - 02/28/21, with a value of $255,000.	250,000

	Total Repurchase Agreements (Cost $11,126,635)	11,126,635

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Semi-Annual Demand Note — 0.0%
	Supranational — 0.0%
10,000	International Bank for Reconstruction & Development, 1.125%, 08/25/14 (Cost $10,048)	10,048

Time Deposits — 23.3%
	Australia & New Zealand Banking Group Ltd.,
500,000	0.070%, 03/03/14	500,000
400,000	0.070%, 03/06/14	400,000
424,575	Bank of Montreal, 0.070%, 03/03/14	424,575
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 03/03/14	2,000,000
596,986	Barclays Bank plc, 0.080%, 03/03/14	596,986
636,343	BNP Paribas, 0.060%, 03/03/14	636,343
456,575	Canadian Imperial Bank of Commerce, 0.060%, 03/05/14	456,575
	Citibank N.A.,
1,294,575	0.110%, 03/07/14	1,294,575
	Credit Agricole Corporate and Investment Bank,
500,000	0.100%, 03/03/14	500,000
1,056,258	0.100%, 03/03/14	1,056,258
	Credit Industriel et Commercial,
840,000	0.100%, 03/03/14	840,000
500,000	0.120%, 03/07/14	500,000
699,575	DBS Bank Ltd., 0.080%, 03/06/14	699,575
2,100,000	DNB Bank ASA, 0.060%, 03/03/14	2,100,000
374,260	ING Bank N.V., 0.100%, 03/07/14	374,260
	Landesbank Hessen-Thueringen Girozentrale,
400,000	0.070%, 03/03/14	400,000
274,575	0.080%, 03/03/14	274,575
200,000	0.080%, 03/07/14	200,000
	Lloyds TSB Bank plc,
1,624,600	0.070%, 03/03/14	1,624,600
1,264,575	0.080%, 03/03/14	1,264,575
	National Australia Bank Ltd.,
642,534	0.070%, 03/03/14	642,534
500,000	0.070%, 03/03/14	500,000
	Natixis S.A.,
655,429	0.090%, 03/03/14	655,429
235,677	0.090%, 03/03/14	235,677
1,000,000	Nordea Bank Finland plc, 0.050%, 03/03/14	1,000,000
	Skandinaviska Enskilda Banken AB,
1,000,000	0.060%, 03/03/14	1,000,000
500,000	0.060%, 03/03/14	500,000
442,191	0.060%, 03/03/14	442,191

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — Continued
	Svenska Handelsbanken AB,
500,000	0.060%, 03/03/14	500,000
1,499,575	0.060%, 03/07/14	1,499,575
	Swedbank AB,
1,000,000	0.060%, 03/03/14	1,000,000
1,250,000	0.060%, 03/07/14	1,250,000
1,600,000	0.060%, 03/03/14	1,600,000

	Total Time Deposits (Cost $26,968,303)	26,968,303

U.S. Government Agency Securities — 2.3%
	Federal Farm Credit Bank,
25,000	0.100%, 09/11/14	24,986
75,000	0.160%, 02/19/15	74,995
	Federal Home Loan Bank,
46,700	0.060%, 03/19/14	46,699
250,000	0.090%, 08/28/14	249,979
100,000	0.125%, 04/11/14	99,995
207,000	0.125%, 09/03/14	206,940
235,000	0.125%, 01/29/15	234,888
242,000	0.125%, 02/03/15	241,882
32,700	0.160%, 03/28/14	32,696
58,400	0.160%, 03/28/14	58,399
37,305	0.170%, 03/21/14	37,305
114,450	0.170%, 04/01/14	114,450
155,300	0.170%, 07/23/14	155,292
65,450	0.180%, 07/18/14	65,450
123,200	0.190%, 07/22/14	123,191
84,100	0.190%, 07/23/14	84,103
150,000	0.190%, 07/25/14	149,992
226,000	0.190%, 07/25/14	225,984
	Federal Home Loan Mortgage Corp.,
49,500	0.165%, 02/09/15	49,422
5,000	0.170%, 01/06/15	4,993
11,262	0.625%, 12/29/14	11,306
48,905	1.000%, 08/27/14	49,098
	Federal National Mortgage Association,
18,539	2.750%, 03/13/14	18,555
303,400	VAR, 0.136%, 03/11/14	303,367

	Total U.S. Government Agency Securities (Cost $2,663,967)	2,663,967

U.S. Treasury Obligations — 0.7%
	U.S. Treasury Notes — 0.7%
275,000	0.750%, 06/15/14	275,469
225,000	1.250%, 03/15/14	225,091

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes — Continued
279,000	1.250%, 04/15/14	279,372

	Total U.S. Treasury Obligations (Cost $779,932)	779,932

	Total Investments — 100.6% (Cost $116,630,815)*	116,630,815
	Liabilities in Excess of Other Assets — (0.6)%	(702,709)

	NET ASSETS — 100.0%	$115,928,106

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 43.5%
50,000	Banco del Estado de Chile, 0.200%, 05/02/14	50,000
	Bank of China,
25,000	0.630%, 03/03/14	24,999
56,000	0.645%, 04/14/14	55,956
100,000	Bank of Montreal, 0.080%, 03/05/14	100,000
	Bank of Nova Scotia,
25,000	0.220%, 03/25/14	25,000
75,000	0.230%, 03/21/14	75,000
75,000	0.230%, 05/19/14	75,000
50,000	0.244%, 03/19/14	50,000
55,000	0.295%, 03/09/14	55,000
53,000	0.299%, 03/03/14	53,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
30,000	0.250%, 04/03/14	30,000
100,000	0.250%, 04/09/14	100,000
40,000	0.250%, 04/10/14	40,000
20,000	0.250%, 04/11/14	20,000
10,000	0.250%, 05/07/14	10,000
20,000	0.250%, 05/22/14	20,000
15,000	0.250%, 05/30/14	15,000
21,000	0.250%, 07/28/14	21,000
45,000	0.260%, 08/04/14	44,949
50,000	0.263%, 08/19/14	49,938
	Banque Federative du Credit Mutuel,
140,000	0.230%, 05/20/14	140,000
100,000	0.235%, 05/19/14	99,948
	BNP Paribas,
50,000	0.320%, 04/21/14	50,000
60,000	0.328%, 03/20/14	59,990
100,000	0.330%, 03/19/14	100,000
75,000	0.340%, 03/13/14	75,000
22,000	Branch Banking & Trust Co., 0.170%, 04/28/14	22,000
110,000	Canadian Imperial Bank of Commerce, 0.205%, 03/15/14	110,000
10,000	Chiba Bank Ltd., 0.230%, 03/21/14	10,000
	China Construction Bank Corp.,
50,000	0.520%, 03/31/14	50,000
10,000	0.520%, 04/07/14	10,000
150,000	Credit Industriel et Commercial, 0.250%, 04/07/14	150,001
	Credit Suisse AG,
60,000	0.205%, 03/24/14	60,000
120,000	0.226%, 03/25/14	120,000
50,000	0.290%, 06/27/14	50,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Deutsche Bank AG,
72,000	0.280%, 03/31/14	72,000
60,000	0.300%, 04/29/14	60,000
83,000	0.443%, 03/18/14	83,000
	DNB Bank ASA,
55,000	0.230%, 06/04/14	54,967
80,000	0.230%, 06/05/14	79,951
	DZ Bank AG,
37,000	0.255%, 07/25/14	36,962
200,000	0.270%, 08/29/14	199,729
	HSBC Bank plc,
90,000	0.220%, 04/04/14	89,981
92,000	0.350%, 01/16/15	92,000
15,000	0.380%, 11/17/14	15,000
34,000	0.380%, 11/18/14	34,000
30,000	0.380%, 11/19/14	30,000
23,000	0.390%, 04/29/14	23,000
32,000	0.390%, 05/22/14	32,000
	ING Bank N.V.,
110,000	0.250%, 03/25/14	110,000
100,000	0.250%, 05/07/14	100,000
120,000	Landesbank Hessen-Thueringen Girozentrale, 0.195%, 05/16/14	120,000
	Mitsubishi UFJ Trust & Banking Corp.,
25,000	0.250%, 03/10/14	25,000
30,000	0.260%, 04/02/14	30,000
35,000	0.260%, 05/23/14	35,000
21,000	0.260%, 05/29/14	21,000
25,000	0.265%, 04/30/14	24,989
20,000	0.270%, 05/30/14	19,986
15,000	0.270%, 04/24/14	15,000
210,000	0.270%, 09/03/14	210,000
	Mizuho Corporate Bank Ltd.,
200,000	0.245%, 04/28/14	199,921
50,000	0.245%, 04/28/14	49,980
29,000	0.250%, 05/06/14	28,987
100,000	0.260%, 04/03/14	99,976
10,000	0.260%, 04/07/14	9,997
50,000	0.280%, 03/04/14	50,000
72,000	National Australia Bank Ltd., 0.236%, 03/22/14	72,000
36,000	National Bank of Canada, 0.235%, 07/30/14	36,000
105,000	Natixis, 0.316%, 03/25/14	105,000
	Norinchukin Bank,
150,000	0.100%, 03/06/14	150,000
80,000	0.100%, 03/07/14	80,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
32,000	0.210%, 04/22/14	32,000
50,000	0.210%, 04/28/14	50,000
15,000	0.210%, 04/29/14	15,000
60,000	0.210%, 05/09/14	60,000
20,000	0.210%, 05/15/14	20,000
250,000	0.210%, 05/19/14	250,000
100,000	Oversea-Chinese Banking Corp., Ltd., 0.270%, 03/04/14	99,998
	Rabobank Nederland N.V.,
13,000	0.273%, 05/30/14	13,000
30,000	0.279%, 03/03/14	30,000
32,000	0.286%, 05/24/14	32,000
74,000	0.287%, 04/21/14	74,000
75,000	0.288%, 05/01/14	75,000
24,900	0.310%, 04/10/14	24,900
50,000	0.320%, 04/10/14	50,000
75,000	0.350%, 01/14/15	75,000
29,000	0.360%, 05/20/14	28,977
	Royal Bank of Canada,
50,000	0.235%, 03/27/14	50,000
15,000	0.240%, 03/03/14	15,000
20,000	0.254%, 03/21/14	20,000
80,000	0.264%, 03/29/14	80,000
	Shizuoka Bank,
10,000	0.220%, 04/14/14	10,000
15,000	0.220%, 04/25/14	15,000
25,000	Skandinaviska Enskilda Banken AB, 0.275%, 06/20/14	25,000
	Societe Generale,
30,000	0.260%, 05/02/14	29,987
65,000	0.285%, 03/31/14	65,000
	Sumitomo Mitsui Banking Corp.,
100,000	0.100%, 03/05/14	100,000
20,000	0.210%, 04/23/14	20,000
100,000	0.260%, 03/20/14	100,000
100,000	0.260%, 03/24/14	100,000
50,000	0.260%, 04/01/14	50,000
110,000	0.260%, 04/30/14	110,000
30,000	0.260%, 05/06/14	30,000
50,000	0.260%, 06/03/14	50,000
31,000	0.260%, 08/05/14	31,000
	Sumitomo Mitsui Trust Bank Ltd.,
250,000	0.100%, 03/04/14	250,000
15,000	0.220%, 05/06/14	14,994
52,000	0.225%, 04/17/14	51,985
95,000	0.225%, 05/30/14	94,946

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

40,000	Swedbank AB, 0.250%, 08/01/14	39,957
	Toronto-Dominion Bank,
38,000	0.216%, 03/25/14	38,000
50,000	0.300%, 05/14/14	50,000
75,000	0.310%, 04/23/14	75,000
	UBS AG,
82,000	0.230%, 06/03/14	82,000
50,000	0.260%, 05/16/14	50,000
25,000	UOB Australia Ltd., 0.230%, 05/21/14	24,987
	Wells Fargo Bank N.A.,
50,000	0.225%, 03/15/14	50,000
75,000	0.240%, 02/11/15	75,000
70,000	0.242%, 03/06/14	70,000
50,000	0.244%, 03/17/14	50,000

	Total Certificates of Deposit (Cost $7,364,938)	7,364,938

Commercial Paper — 26.3% (n)
	ABN Amro Funding USA LLC,
56,000	0.250%, 04/01/14 (e) (m)	55,988
75,000	0.260%, 04/22/14 (e)	74,972
	Atlantic Asset Securitization LLC,
50,000	0.220%, 05/20/14 (e)	49,976
24,500	0.220%, 05/19/14 (e)	24,488
250,000	Australia & New Zealand Banking Group Ltd., 0.288%, 05/25/14 (e)	250,000
	Bank Nederlandse Gemeenten N.V.,
75,000	0.255%, 10/20/14 (e)	74,876
45,000	0.255%, 10/22/14 (e)	44,925
50,000	0.255%, 10/24/14 (e)	49,916
	Barclays Bank plc,
76,746	0.251%, 06/19/14 (e)	76,687
25,000	0.270%, 05/22/14 (e)	24,985
25,000	0.300%, 05/02/14 (e)	24,987
	Barclays US Funding Corp.,
30,000	0.250%, 08/18/14	29,965
100,000	0.280%, 06/24/14	99,910
15,000	Bedford Row Funding Corp., 0.321%, 09/24/14 (e)	14,972
70,000	BNP Paribas Finance, Inc., 0.351%, 03/13/14	69,992
25,000	CAFCO LLC, 0.240%, 08/12/14 (e)	24,973
50,000	Caisse d’Amortissement de la Dette Sociale, 0.250%, 04/22/14 (e)	49,982
10,000	Caisse des Depots et Consignations, 0.230%, 06/16/14 (e)	9,993
90,000	Charta LLC, 0.250%, 05/13/14 (e)	89,954

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	Commonwealth Bank of Australia,
16,000	0.225%, 03/21/14 (e)	15,999
50,000	0.226%, 03/22/14 (e)	50,000
25,000	0.226%, 03/29/14 (e)	25,000
20,000	0.226%, 03/30/14 (e)	20,000
30,000	0.231%, 03/23/14 (e)	29,999
70,000	0.246%, 05/23/14 (e)	70,000
34,000	0.249%, 03/04/14 (e)	34,000
78,000	0.251%, 04/24/14 (e)	78,000
50,000	0.252%, 03/07/14 (e)	50,000
40,000	Credit Suisse AG, 0.250%, 05/05/14	39,982
	DBS Bank Ltd.,
20,000	0.230%, 08/26/14 (e)	19,977
25,000	0.240%, 04/23/14 (e)	24,991
30,000	Dexia Credit Local, 0.220%, 06/05/14	29,982
55,000	DNB Bank ASA, 0.235%, 08/26/14 (e)	54,936
	Erste Abwicklungsanstalt,
15,000	0.180%, 05/27/14 (e)	14,993
15,000	0.195%, 06/23/14 (e)	14,991
35,000	General Electric Capital Corp., 0.240%, 04/16/14	34,989
	HSBC Bank plc,
25,000	0.239%, 03/03/14 (e)	25,000
50,000	0.245%, 03/18/14 (e)	50,000
33,000	0.279%, 05/15/14 (e)	33,000
	ING U.S. Funding LLC,
25,000	0.231%, 03/21/14	24,997
125,000	0.240%, 05/02/14	124,948
	Kells Funding LLC,
20,000	0.204%, 03/19/14 (e)	20,000
75,000	0.219%, 04/23/14 (e)	75,000
30,000	0.220%, 07/17/14	29,975
50,000	0.220%, 08/19/14	49,948
10,000	0.236%, 05/08/14 (e)	10,000
40,000	0.239%, 05/06/14 (e)	40,000
70,000	0.239%, 05/06/14 (e)	70,000
15,000	0.240%, 04/17/14	14,995
40,000	0.246%, 04/30/14 (e)	40,001
40,000	0.247%, 04/21/14 (e)	40,000
25,000	0.248%, 05/03/14 (e)	25,000
	Macquarie Bank Ltd.,
50,000	0.200%, 05/19/14 (e)	49,978
8,000	0.210%, 04/24/14 (e)	7,997
40,000	0.210%, 05/21/14 (e)	39,981
166,000	0.210%, 05/27/14 (e)	165,916

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

50,000	Manhattan Asset Funding Co. LLC, 0.150%, 03/28/14 (e)	49,994
	Matchpoint Master Trust,
50,000	0.341%, 03/17/14 (e)	49,992
50,000	0.341%, 03/18/14 (e)	49,992
	MetLife Short Term Funding LLC,
25,000	0.250%, 04/28/14 (e)	24,990
10,000	0.250%, 04/29/14 (e)	9,996
25,000	Mizuho Funding LLC, 0.200%, 04/01/14 (e)	24,996
25,002	Mont Blanc Capital Corp., 0.240%, 06/17/14 (e)	24,984
150,000	Natixis US Finance Co. LLC, 0.280%, 05/01/14	149,929
30,000	Northern Pines Funding LLC, 0.300%, 03/05/14 (e)	29,999
	NRW Bank,
200,000	0.070%, 03/06/14 (e)	199,998
75,000	0.070%, 03/07/14 (e)	74,999
	Old Line Funding LLC,
30,422	0.220%, 07/11/14 (e)	30,398
30,000	0.230%, 05/23/14 (e)	29,984
17,000	Rabobank USA Financial Corp., 0.301%, 04/22/14	16,993
50,000	Rhein Main Securitisation Ltd., 0.250%, 04/16/14 (e)	49,984
85,000	Royal Bank of Canada, 0.292%, 04/09/14 (e)	85,000
	Scaldis Capital LLC,
50,000	0.150%, 03/20/14 (e)	49,996
24,700	0.200%, 05/13/14 (e)	24,690
30,000	0.210%, 05/05/14 (e)	29,989
25,000	Sheffield Receivables Corp., 0.260%, 07/23/14 (e)	24,974
	Skandinaviska Enskilda Banken AB,
40,000	0.270%, 06/23/14 (e)	39,966
20,000	0.270%, 07/16/14 (e)	19,979
100,000	Societe Generale North America, Inc., 0.271%, 05/02/14	99,954
65,000	Sumitomo Mitsui Banking Corp., 0.260%, 08/14/14 (e)	64,922
70,000	Swedbank AB, 0.240%, 07/30/14	69,930
50,000	UBS Finance Delaware LLC, 0.260%, 03/13/14	49,996
21,000	United Overseas Bank Ltd., 0.240%, 04/21/14 (e)	20,993
	Westpac Banking Corp.,
25,000	0.225%, 03/03/14 (e)	25,000
85,000	0.226%, 03/30/14 (e)	85,000
25,000	0.233%, 03/06/14 (e)	25,000
25,000	0.235%, 03/06/14 (e)	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
19,000	0.236%, 03/30/14 (e)	19,000
19,000	0.236%, 05/23/14 (e)	19,000
40,000	0.240%, 03/03/14 (e)	39,999
25,000	0.247%, 04/24/14 (e)	25,000
50,000	0.247%, 04/22/14 (e)	50,000
39,000	0.252%, 05/02/14 (e)	39,000
18,000	0.306%, 09/26/14 (e)	17,968

	Total Commercial Paper (Cost $4,453,700)	4,453,700

Corporate Notes — 2.9%
	Financials — 2.9%
	Capital Markets — 0.5%
83,000	ING Bank N.V., 0.297%, 03/28/14 (e)	83,000

	Commercial Banks — 1.7%
56,000	Bank of America N.A., 0.260%, 05/27/14	56,000
46,000	Svenska Handelsbanken AB, 0.285%, 03/25/14 (e)	46,000
185,000	Wells Fargo Bank N.A., 0.293%, 03/15/14	185,000

		287,000

	Insurance — 0.7%
35,000	Berkshire Hathaway, Inc., 3.200%, 02/11/15	35,971
	Metropolitan Life Global Funding I,
35,000	0.470%, 04/08/14 (e)	35,000
47,000	0.542%, 03/10/14 (e)	47,000

		117,971

	Total Corporate Notes (Cost $487,971)	487,971

Foreign Government Securities — 0.3%
	Export Development Canada,
13,000	0.110%, 03/03/14 (e)	13,000
35,000	0.120%, 05/25/14 (e)	35,000

	Total Foreign Government Securities (Cost $48,000)	48,000

Repurchase Agreements — 4.8%
50,000	BNP Paribas Securities Corp., 0.260%, dated 02/28/14, due 03/03/14, repurchase price $50,001, collateralized by Corporate Notes and Bonds, 0.000% - 6.750%, due 03/14/14 - 10/10/36, with value $52,856.	50,000
25,000	BNP Paribas Securities Corp., 0.410%, dated 02/28/14, due 04/04/14, repurchase price $25,011, collateralized by Sovereign Government Securities, 7.125%, due 01/20/37, with value $26,250. (i)	25,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

25,000	Citigroup Global Markets Holdings, Inc., 0.560%, dated 02/28/14, due 04/04/14, repurchase price $25,014, collateralized by Corporate Notes and Bonds, 5.400% - 11.500%, due 12/01/15 - 10/01/21 and Sovereign Government Securities, 5.750% - 11.750%, due 02/26/16 - 03/31/38, with value $27,000. (i)	25,000
25,000	Citigroup Global Markets Holdings, Inc., 0.560%, dated 02/28/14, due 04/04/14, repurchase price $25,014, collateralized by Corporate Notes and Bonds, 6.900% - 11.500%, due 12/01/16 - 12/01/20, with value $27,000. (i)	25,000
30,000	Credit Suisse First Boston USA, Inc., 0.600%, dated 02/28/14, due 04/08/14, repurchase price $30,020, collateralized by Corporate Notes and Bonds, 0.000% - 3.222%, due 07/29/16 - 05/27/53, with value $31,500. (i)	30,000
90,000	Credit Suisse First Boston USA, Inc., 0.620%, dated 02/28/14, due 05/06/14, repurchase price $90,104, collateralized by Corporate Notes and Bonds, 3.222% - 5.000%, due 05/27/53 - 08/25/58, with value $94,501. (i)	90,000
65,000	Credit Suisse First Boston USA, Inc., 0.630%, dated 02/28/14, due 05/06/14, repurchase price $65,076, collateralized by Corporate Notes and Bonds, 0.000% - 5.419%, due 10/10/45 - 11/25/53, with value $68,255. (i)	65,000
80,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 02/28/14, due 03/04/14, repurchase price $80,006, collateralized by Corporate Notes and Bonds, 0.000% - 8.060%, due 05/01/31 - 01/25/54, with value $84,000.	80,000
65,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 02/28/14, due 03/07/14, repurchase price $65,008, collateralized by Corporate Notes and Bonds, 0.000% - 8.060%, due 04/15/17 - 01/25/54, with value $68,250.	65,000
20,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 02/28/14, due 04/22/14, repurchase price $20,019, collateralized by Corporate Notes and Bonds, 0.000% - 6.500%, due 07/29/16 - 11/25/53, with value $21,000. (i)	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
55,000	Deutsche Bank Securities, Inc., 0.320%, dated 02/28/14, due 05/19/14, repurchase price $55,039, collateralized by Corporate Notes and Bonds, 0.000% - 11.877%, due 11/20/14 - 05/15/67 and Municipal Debt Securities, 5.200% - 5.500%, due 12/01/17 - 10/01/53, with a value of $57,750. (i)	55,000
55,000	Deutsche Bank Securities, Inc., 0.320%, dated 02/28/14, due 05/04/14, repurchase price $55,032, collateralized by Corporate Notes and Bonds, 0.000% - 11.877%, due 11/01/19 - 06/12/50 and Municipal Debt Securities, 4.000% - 5.625%, due 01/01/22 - 10/01/48, with a value of $57,750. (i)	55,000
25,000	HSBC Securities USA, Inc., 0.310%, dated 02/28/14, due 03/03/14, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 3.125% - 8.250%, due 09/15/14 - 01/23/45, with a value of $26,253.	25,000
75,000	Merrill Lynch PFS, Inc., 0.560%, dated 02/28/14, due 03/03/14, repurchase price $75,004, collateralized by Corporate Notes and Bonds, 0.000% - 7.750%, due 11/28/18 - 11/25/51, Federal Home Loan Mortgage Corporation, 0.000%, due 01/25/41 and Municipal Debt Securities, 0.000% - 3.448, due 02/01/15 - 06/15/50, with a value of $78,750.	75,000
70,000	Merrill Lynch PFS, Inc., 0.710%, dated 02/28/14, due 04/04/14, repurchase price $70,048, collateralized by Corporate Notes and Bonds, 0.000% - 9.798%, due 03/20/17 - 07/16/49 and Municipal Debt Securities, 3.448%, due 02/01/15, with a value of $73,500. (i)	70,000
50,000	Merrill Lynch PFS, Inc., 0.710%, dated 02/28/14, due 04/04/14, repurchase price $50,035, collateralized by Corporate Notes and Bonds, 0.000% - 7.542%, due 03/20/17 - 04/15/45 and Municipal Debt Securities, 0.000%, due 06/15/50, with a value of $52,500. (i)	50,000

	Total Repurchase Agreements (Cost $805,000)	805,000

Time Deposits — 19.4%
100,000	Australia & New Zealand Banking Group Ltd., 0.070%, 03/06/14	100,000
95,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.080%, 03/03/14	95,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

150,000	Canadian Imperial Bank of Commerce, 0.060%, 03/05/14	150,000
190,000	Citibank N.A., 0.110%, 03/07/14	190,000
	Credit Agricole Corporate and Investment Bank,
116,329	0.100%, 03/03/14	116,329
200,000	0.100%, 03/03/14	200,000
	Credit Industriel et Commercial,
300,000	0.100%, 03/03/14	300,000
104,575	0.120%, 03/07/14	104,575
55,000	ING Bank N.V., 0.100%, 03/07/14	55,000
	Landesbank Hessen-Thueringen Girozentrale,
400,000	0.080%, 03/03/14	400,000
50,000	0.080%, 03/07/14	50,000
	Lloyds TSB Bank plc,
225,000	0.070%, 03/03/14	225,000
550,000	0.080%, 03/03/14	550,000
250,000	National Australia Bank Ltd., 0.070%, 03/03/14	250,000
500,000	Natixis S.A., 0.090%, 03/03/14	500,000

	Total Time Deposits (Cost $3,285,904)	3,285,904

U.S. Government Agency Securities — 1.8%
26,800	Federal Farm Credit Bank, 0.160%, 02/19/15	26,798
	Federal Home Loan Bank,
25,000	0.070%, 04/25/14	24,997
12,000	0.125%, 09/03/14	11,997
35,000	0.125%, 01/29/15	34,983
32,200	0.170%, 07/23/14	32,198
46,800	0.190%, 07/22/14	46,797
15,000	0.190%, 07/24/14	15,001
74,000	0.190%, 07/25/14	73,996
33,200	Federal National Mortgage Association, VAR, 0.136%, 03/11/14	33,197

	Total U.S. Government Agency Securities (Cost $299,964)	299,964

U.S. Treasury Obligations — 0.6%
	U.S. Treasury Notes — 0.6%
26,000	1.250%, 03/15/14	26,011
69,000	1.250%, 04/15/14	69,092

	Total U.S. Treasury Obligations (Cost $95,103)	95,103

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Note — 0.4%
	New York — 0.4%
76,615	New York City Housing Development Corp., LOC: Landesbank Hessen-Thuringen, 0.120%, 03/07/14 (Cost $76,615)	76,615

	Total Investments — 100.0% (Cost $16,917,195)*	16,917,195
	Other Assets in Excess of Liabilities — 0.0% (g)	1,384

	NET ASSETS — 100.0%	$16,918,579

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 68.4%
	Federal Farm Credit Bank — 1.1%
238,000	0.140%, 05/14/14	237,997
40,000	DN, 0.070%, 03/20/14 (n)	39,998
28,500	DN, 0.110%, 11/13/14 (n)	28,478
220,000	DN, 0.120%, 09/02/14 (n)	219,864
50,000	VAR, 0.149%, 03/03/14	50,007

		576,344

	Federal Home Loan Bank — 36.5%
216,155	0.070%, 04/02/14	216,147
225,000	0.100%, 05/21/14	224,988
144,000	0.125%, 04/11/14	143,992
75,000	0.140%, 04/15/14	75,001
215,000	0.160%, 04/17/14	214,996
325,000	0.170%, 04/15/14	324,999
200,000	0.230%, 07/25/14	200,000
445,000	DN, 0.000%, 04/17/14 (n)	444,904
826,000	DN, 0.000%, 05/09/14 (n)	825,826
791,380	DN, 0.051%, 04/30/14 (n)	791,313
748,000	DN, 0.055%, 05/02/14 (n)	747,929
150,000	DN, 0.060%, 03/12/14 (n)	149,997
1,518,000	DN, 0.060%, 04/16/14 (n)	1,517,884
1,035,250	DN, 0.060%, 04/25/14 (n)	1,035,155
1,010,000	DN, 0.062%, 04/21/14 (n)	1,009,912
1,187,090	DN, 0.071%, 04/11/14 (n)	1,186,994
2,290,827	DN, 0.077%, 04/09/14 (n)	2,290,637
595,000	DN, 0.079%, 05/28/14 (n)	594,885
356,700	DN, 0.085%, 05/07/14 (n)	356,644
1,169,500	DN, 0.089%, 03/05/14 (n)	1,169,489
1,000,000	DN, 0.090%, 03/07/14 (n)	999,985
234,700	DN, 0.090%, 04/04/14 (n)	234,680
490,000	DN, 0.090%, 07/02/14 (n)	489,849
485,000	DN, 0.090%, 07/16/14 (n)	484,834
284,288	DN, 0.105%, 03/28/14 (n)	284,266
250,000	DN, 0.107%, 03/26/14 (n)	249,981
172,000	DN, 0.118%, 05/23/14 (n)	171,953
120,000	DN, 0.135%, 04/01/14 (n)	119,986
145,000	DN, 0.135%, 06/04/14 (n)	144,948
614,250	DN, 4.087%, 05/21/14 (n)	614,127
210,000	VAR, 0.080%, 03/18/14	210,000
695,000	VAR, 0.085%, 03/29/14	694,986
110,000	VAR, 0.086%, 03/11/14 (m)	110,000
100,000	VAR, 0.094%, 03/13/14	99,998
75,000	VAR, 0.094%, 03/20/14	74,998
200,000	VAR, 0.098%, 03/06/14	200,000
200,000	VAR, 0.099%, 03/20/14	200,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — Continued
150,000	VAR, 0.100%, 03/19/14	150,000
200,000	VAR, 0.106%, 03/11/14	200,000
250,000	VAR, 0.145%, 03/15/14	249,976

		19,506,259

	Federal Home Loan Mortgage Corp. — 17.9%
50,000	0.500%, 09/19/14	50,102
589,147	DN, 0.050%, 04/14/14 (n)	589,111
350,000	DN, 0.062%, 03/17/14 (n)	349,990
66,860	DN, 0.070%, 04/28/14 (n)	66,852
94,220	DN, 0.075%, 06/05/14 (n)	94,201
32,697	DN, 0.080%, 06/18/14 (n)	32,689
745,000	DN, 0.081%, 07/14/14 (n)	744,774
344,243	DN, 0.087%, 03/03/14 (n)	344,241
695,738	DN, 0.089%, 03/10/14 (n)	695,723
218,000	DN, 0.090%, 03/13/14 (n)	217,993
1,000,000	DN, 0.090%, 04/09/14 (n)	999,903
50,000	DN, 0.090%, 04/10/14 (n)	49,995
966,000	DN, 0.090%, 05/13/14 (n)	965,824
256,894	DN, 0.090%, 07/21/14 (n)	256,803
683,696	DN, 0.095%, 07/28/14 (n)	683,427
500,000	DN, 0.100%, 06/13/14 (n)	499,856
185,000	DN, 0.100%, 09/04/14 (n)	184,904
159,000	DN, 0.100%, 09/05/14 (n)	158,917
100,000	DN, 0.105%, 04/21/14 (n)	99,985
688,000	DN, 0.110%, 05/07/14 (n)	687,859
250,000	DN, 0.110%, 05/08/14 (n)	249,948
327,772	DN, 0.120%, 05/27/14 (n)	327,677
279,825	DN, 0.120%, 06/02/14 (n)	279,738
90,000	DN, 0.140%, 10/02/14 (n)	89,925
465,000	VAR, 0.135%, 03/16/14	464,846
369,000	VAR, 0.146%, 03/25/14	369,000

		9,554,283

	Federal National Mortgage Association — 12.9%
800,000	DN, 0.070%, 04/07/14 (n)	799,942
69,017	DN, 0.075%, 06/02/14 (n)	69,004
359,756	DN, 0.077%, 05/07/14 (n)	359,705
1,050,000	DN, 0.080%, 05/28/14 (n)	1,049,795
500,000	DN, 0.080%, 07/15/14 (n)	499,849
250,000	DN, 0.080%, 07/17/14 (n)	249,923
225,000	DN, 0.090%, 04/23/14 (n)	224,970
150,000	DN, 0.090%, 06/16/14 (n)	149,960
74,930	DN, 0.090%, 07/23/14 (n)	74,903
500,000	DN, 0.090%, 08/18/14 (n)	499,788
500,000	DN, 0.100%, 04/21/14 (n)	499,929

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
500,000	DN, 0.100%, 04/24/14 (n)	499,925
500,000	DN, 0.100%, 04/25/14 (n)	499,924
47,970	DN, 0.100%, 04/30/14 (n)	47,962
170,000	DN, 0.100%, 08/19/14 (n)	169,919
100,100	DN, 0.105%, 05/01/14 (n)	100,082
593,000	DN, 0.110%, 07/22/14 (n)	592,741
52,516	DN, 0.120%, 06/04/14 (n)	52,499
445,000	VAR, 0.136%, 03/11/14	445,058

		6,885,878

	Total U.S. Government Agency Securities (Cost $36,522,764)	36,522,764

U.S. Treasury Obligations — 12.1%
	U.S. Treasury Bills — 7.3% (n)
500,000	0.000%, 05/08/14	499,954
400,000	0.045%, 03/20/14	399,991
1,500,000	0.060%, 04/17/14	1,499,883
1,500,000	0.109%, 04/24/14	1,499,755

		3,899,583

	U.S. Treasury Notes — 4.8%
800,000	0.250%, 06/30/14	800,480
1,000,000	0.250%, 09/15/14	1,000,852
225,000	1.000%, 05/15/14	225,419
225,000	2.375%, 09/30/14	227,902
295,500	2.625%, 07/31/14	298,563

		2,553,216

	Total U.S. Treasury Obligations (Cost $6,452,799)	6,452,799

Repurchase Agreements — 20.4%
200,000	Bank of Nova Scotia, 0.060%, dated 02/28/14, due 03/03/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.250%, dated 02/29/16, with a value of $204,000.	200,000
250,000	BNP Paribas Securities Corp., 0.060%, dated 02/28/14, due 03/03/14, repurchase price $250,001, collateralized by Federal Home Loan Mortgage Corp., 5.000%, dated 05/01/41 and Federal National Mortgage Association, 2.500% - 4.000%, dated 06/01/26 - 06/01/43, with a value of $255,000.	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	BNP Paribas Securities Corp., 0.060%, dated 02/28/14, due 03/03/14, repurchase price $500,003, collateralized by Federal Home Loan Mortgage Corp., 1.993% - 4.000%, dated 12/01/31 - 05/01/43, Federal National Mortgage Association, 1.960% - 5.511%, dated 06/01/33 - 01/01/43 and Government National Mortgage Association, 3.000% - 7.000%, dated 05/15/25 - 02/20/44, with a value of $510,000.	500,000
500,000	BNP Paribas Securities Corp., 0.080%, dated 02/28/14, due 03/21/14, repurchase price $500,020, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 6.000%, dated 08/01/26 - 12/01/43, Federal National Mortgage Association, 2.296% - 5.500%, dated 05/01/26 - 01/25/44 and Government National Mortgage Association, 0.834%, dated 03/20/38, with a value of $510,773. (i)	500,000
500,000	BNP Paribas Securities Corp., 0.100%, dated 02/28/14, due 03/03/14, repurchase price $500,004, collateralized by U.S. Treasury Securities, 2.000% - 2.375%, dated 09/30/14 - 02/28/21, with a value of $510,019.	500,000
200,000	Citibank N.A., 0.060%, dated 02/28/14, due 03/03/14, repurchase price $200,001, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 6.500%, dated 11/01/18 - 12/01/43 and Federal National Mortgage Association, 2.000% - 6.500%, dated 04/01/14 - 08/01/47, with a value of $204,250.	200,000
19,581	Citigroup Global Markets Holdings, Inc., 0.060%, dated 02/28/14, due 03/03/14, repurchase price $19,581, collateralized by U.S. Treasury Securities, 4.000%, dated 02/15/15, with a value of $19,973.	19,581
350,000	Deutsche Bank Securities, Inc., 0.060%, dated 02/28/14, due 03/03/14, repurchase price $350,002, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 120.812%, dated 06/15/18 - 11/15/43, Federal National Mortgage Association, 0.000% - 32.210%, dated 11/25/22 - 01/25/49 and Government National Mortgage Association, 0.531% - 9.279%, dated 05/16/23 - 01/16/55, with a value of $360,500.	350,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
3,000,000	Federal Reserve Bank of New York, 0.050%, dated 02/28/14, due 03/03/14, repurchase price $3,000,013, collateralized by U.S. Treasury Securities, 2.625%, dated 04/30/18, with a value of $3,005,734.	3,000,000
500,000	Goldman Sachs & Co., 0.050%, dated 02/28/14, due 03/04/14, repurchase price $500,003, collateralized by Federal Home Loan Mortgage Corp., 2.368% - 7.500%, dated 03/01/26 - 02/01/44 and Federal National Mortgage Association, 2.144% - 6.000%, dated 04/01/24 - 02/01/44, with a value of $510,000.	500,000
1,000,000	Goldman Sachs & Co., 0.050%, dated 02/28/14, due 03/03/14, repurchase price $1,000,004, collateralized by Federal Home Loan Mortgage Corp., 2.508% - 8.250%, dated 07/15/21 - 02/01/44, Federal National Mortgage Association, 2.500% - 6.000%, dated 01/01/26 - 02/01/44 and Government National Mortgage Association, 3.000% - 5.500%, 02/15/27 - 11/16/43, with a value of $1,023,351.	1,000,000
750,000	Goldman Sachs & Co., 0.060%, dated 02/28/14, due 03/05/14, repurchase price $750,006, collateralized by Federal Home Loan Mortgage Corp., 0.555% - 5.500%, dated 03/15/19 - 03/01/44 and Federal National Mortgage Association, 0.378% - 6.000%, dated 06/01/28 - 03/01/44, with a value of $765,393.	750,000
850,000	Goldman Sachs & Co., 0.060%, dated 02/28/14, due 03/06/14, repurchase price $850,009, collateralized by Federal Home Loan Mortgage Corp., 0.410% - 6.500%, dated 03/15/22 - 02/01/44 and Federal National Mortgage Association, 1.860% - 5.500%, dated 12/01/25 - 02/01/44, with a value of $869,555.	850,000
45,796	Merrill Lynch PFS, Inc., 0.050%, dated 02/28/14, due 03/03/14, repurchase price $45,796, collateralized by U.S. Treasury Securities, 1.250%, dated 11/30/18, with a value of $46,712.	45,796

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

750,000	Merrill Lynch PFS, Inc., 0.060%, dated 02/28/14, due 03/03/14, repurchase price $750,004, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 17.135%, dated 02/15/20 - 10/15/43, Federal National Mortgage Association, 0.000% - 7.943%, dated 02/25/16 - 09/25/43 and Government National Mortgage Association, 3.000% - 7.000%, dated 08/20/27 - 01/20/43, with a value of $772,500.	750,000
600,000	Royal Bank of Canada, 0.070%, dated 02/28/14, due 04/04/14, repurchase price $600,041, collateralized by Federal Home Loan Mortgage Corp., 2.000% - 10.000%, dated 01/01/17 - 11/01/43, Federal National Mortgage Association, 1.300% - 10.090%, dated 12/25/16 - 06/01/51 and Government National Mortgage Association, 2.000% - 12.750%, dated 06/20/14 - 12/20/43, with a value of $613,579. (i)	600,000
900,000	Societe Generale S.A., 0.060%, dated 02/28/14, due 03/03/14, repurchase price $900,005, collateralized by Federal Home Loan Mortgage Corp., 0.810% - 4.000%, dated 10/15/22 - 06/15/43, Federal National Mortgage Association, 0.458% - 6.500%, dated 06/25/21 - 02/01/43 and Government National Mortgage Association, 0.254% - 5.462%, dated 08/16/22 - 02/16/44, with a value of $921,001.	900,000

	Total Repurchase Agreements (Cost $10,915,377)	10,915,377

	Total Investments — 100.9% (Cost $53,890,940)*	53,890,940
	Liabilities in Excess of Other Assets — (0.9)%	(497,957)

	NET ASSETS — 100.0%	$53,392,983

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 54.7%
	U.S. Treasury Bills (n) — 26.4%
250,000	0.036%, 04/24/14	249,987
450,000	0.048%, 04/17/14	449,972
1,250,000	0.050%, 05/22/14	1,249,857
500,000	0.055%, 05/01/14	499,953
850,000	0.062%, 04/03/14 (m)	849,952
400,000	0.063%, 04/10/14	399,972
500,000	0.107%, 05/15/14	499,889

		4,199,582

	U.S. Treasury Notes — 28.3%
190,000	0.125%, 07/31/14	190,031
214,000	0.250%, 03/31/14	214,026
360,000	0.250%, 04/30/14	360,116
200,000	0.250%, 05/31/14	200,068
60,000	0.250%, 06/30/14	60,028
199,000	0.625%, 07/15/14	199,413
209,000	0.750%, 06/15/14	209,381
466,000	1.000%, 05/15/14	466,882
110,000	1.250%, 03/15/14	110,045
365,000	1.250%, 04/15/14	365,527
70,000	1.750%, 03/31/14	70,092
100,000	1.875%, 04/30/14	100,302
250,000	2.250%, 05/31/14	251,296
300,000	2.375%, 10/31/14	304,478
255,000	2.625%, 06/30/14	257,168
800,500	2.625%, 07/31/14	808,989
30,000	4.250%, 11/15/14	30,864
295,000	4.750%, 05/15/14	297,787

		4,496,493

	Total U.S. Treasury Obligations (Cost $8,696,075)	8,696,075

Repurchase Agreements — 45.2%
200,000	Bank of Nova Scotia, 0.050%, dated 02/28/14, due 03/03/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.250%, due 02/29/16, with a value of $204,000.	200,000
400,000	Barclays Capital, Inc., 0.030%, dated 02/28/14, due 03/04/14, repurchase price $400,001, collateralized by U.S. Treasury Securities, 0.250% - 3.625%, due 12/15/15 - 02/15/21, with a value of $408,000.	400,000
215,963	BNP Paribas Securities Corp., 0.050%, dated 02/28/14, due 03/03/14, repurchase price $215,964, collateralized by U.S. Treasury Securities, 2.750% - 5.375%, due 02/15/31 - 11/15/42, with a value of $220,980.	215,963

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

200,000	Citigroup Global Markets Holdings, Inc., 0.050%, dated 02/28/14, due 03/06/14, repurchase price $200,002, collateralized by U.S. Treasury Securities, 0.125% - 6.625%, due 02/15/15 - 08/15/43, with a value of $204,000.	200,000
275,941	Deutsche Bank Securities, Inc., 0.050%, dated 02/28/14, due 03/03/14, repurchase price $275,942, collateralized by U.S. Treasury Securities, 0.000% - 2.500%, due 02/15/15 - 11/15/43, with a value of $281,460.	275,941
5,000,000	Federal Reserve Bank of New York, 0.050%, dated 02/28/14, due 03/03/14, repurchase price $5,000,021, collateralized by U.S. Treasury Securities, 1.000% - 1.125%, due 05/31/19 - 06/30/19, with a value of $5,007,872.	5,000,000
300,000	Goldman Sachs & Co., 0.040%, dated 02/28/14, due 03/06/14, repurchase price $300,002, collateralized by U.S. Treasury Securities, 0.125% - 1.875%, due 07/15/15 - 07/15/22, with a value of $306,000.	300,000
200,000	HSBC Securities USA, Inc., 0.040%, dated 02/28/14, due 03/06/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.625% - 1.000%, due 07/15/16 - 11/30/19, with a value of $204,004.	200,000
250,000	Merrill Lynch PFS, Inc., 0.030%, dated 02/28/14, due 03/04/14, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.375% - 0.625%, due 01/31/16 - 11/30/17, with a value of $255,000.	250,000
150,000	Societe Generale S.A., 0.030%, dated 02/28/14, due 03/04/14, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.125% - 0.625%, due 04/15/16 - 01/15/24, with a value of $153,000.	150,000

	Total Repurchase Agreements (Cost $7,191,904)	7,191,904

	Total Investments — 99.9% (Cost $15,887,979)*	15,887,979
	Other Assets in Excess of Liabilities — 0.1%	16,129

	NET ASSETS — 100.0%	$15,904,108

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 67.6%
	Federal Farm Credit Bank — 12.6%
30,000	DN, 0.040%, 03/31/14 (n)	29,999
50,000	DN, 0.060%, 05/14/14 (n)	49,994
20,000	DN, 0.070%, 03/12/14 (n)	20,000
40,000	DN, 0.070%, 03/20/14 (n)	39,998
85,000	DN, 0.080%, 03/14/14 (n)	84,997
50,000	DN, 0.090%, 07/28/14 (n)	49,981
36,000	DN, 0.100%, 05/12/14 (n)	35,993
40,000	DN, 0.110%, 05/08/14 (n)	39,992
25,000	DN, 0.110%, 11/13/14 (n)	24,980
25,000	DN, 0.120%, 08/06/14 (n)	24,987
25,000	DN, 0.120%, 09/02/14 (n)	24,985
54,000	DN, 0.130%, 07/23/14 (n)	53,972
31,000	DN, 0.130%, 09/12/14 (n)	30,978
25,000	DN, 0.170%, 01/05/15 (n)	24,963
25,000	VAR, 0.140%, 03/03/14	25,004

		560,823

	Federal Home Loan Bank — 51.0%
10,000	0.160%, 04/17/14	10,000
25,000	0.230%, 07/25/14	25,000
14,625	DN, 0.028%, 03/21/14 (n)	14,625
295,200	DN, 0.030%, 03/14/14 (n)	295,197
177,450	DN, 0.031%, 03/12/14 (n)	177,448
277,168	DN, 0.037%, 03/19/14 (n)	277,163
45,000	DN, 0.045%, 04/15/14 (n)	44,998
155,000	DN, 0.060%, 04/11/14 (n)	154,989
125,000	DN, 0.060%, 04/16/14 (n)	124,990
50,000	DN, 0.062%, 05/28/14 (n)	49,992
176,900	DN, 0.063%, 04/21/14 (n)	176,884
106,753	DN, 0.065%, 03/17/14 (n)	106,750
200,000	DN, 0.070%, 04/09/14 (n)	199,985
50,000	DN, 0.085%, 03/07/14 (n)	49,999
75,000	DN, 0.092%, 03/05/14 (n)	74,999
35,000	DN, 0.100%, 03/04/14 (n)	35,000
50,000	DN, 0.103%, 08/01/14 (n)	49,978
100,000	DN, 0.135%, 06/04/14 (n)	99,964
100,000	DN, 0.140%, 06/25/14 (n)	99,955
30,000	DN, 0.282%, 08/27/14 (n)	29,986
75,000	VAR, 0.085%, 03/29/14	74,999
20,000	VAR, 0.086%, 03/11/14 (m)	20,000
25,000	VAR, 0.094%, 03/20/14	24,999
25,000	VAR, 0.106%, 03/11/14	25,000
25,000	VAR, 0.145%, 03/15/14	24,998

		2,267,898

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee Valley Authority — 4.0%
175,000	DN, 0.020%, 03/06/14 (n)	175,000

	Total U.S. Government Agency Securities (Cost $3,003,721)	3,003,721

U.S. Treasury Obligations — 32.3%
	U.S. Treasury Bills — 27.3%
54,806	0.035%, 03/20/14 (n)	54,805
245,000	0.035%, 03/27/14 (n)	244,994
200,000	0.037%, 05/08/14 (n)	199,986
250,000	0.038%, 04/17/14 (n)	249,988
135,000	0.041%, 05/29/14 (n)	134,986
190,000	0.048%, 04/24/14 (n)	189,986
140,000	0.051%, 05/22/14 (n)	139,984

		1,214,729

	U.S. Treasury Notes — 5.0%
50,000	0.625%, 07/15/14	50,103
25,000	1.250%, 03/15/14	25,011
100,000	1.250%, 04/15/14	100,149
25,000	2.375%, 09/30/14	25,322
21,000	2.625%, 07/31/14	21,216

		221,801

	Total U.S. Treasury Obligations (Cost $1,436,530)	1,436,530

	Total Investments — 99.9% (Cost $4,440,251)*	4,440,251
	Other Assets in Excess of Liabilities — 0.1%	5,406

	NET ASSETS — 100.0%	$4,445,657

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 100.0%
	U.S. Treasury Bills — 90.8% (n)
1,150,000	0.000%, 06/05/14	1,149,858
1,303,911	0.015%, 03/13/14 (w)	1,303,904
2,302,813	0.041%, 04/24/14	2,302,671
2,500,000	0.046%, 05/22/14	2,499,737
3,240,753	0.061%, 03/20/14 (w)	3,240,649
3,460,405	0.064%, 03/27/14	3,460,245
2,086,674	0.065%, 04/03/14 (m)	2,086,550
2,000,000	0.067%, 04/10/14	1,999,852
2,000,000	0.079%, 05/01/14	1,999,813
1,200,000	0.106%, 05/15/14	1,199,736

		21,243,015

	U.S. Treasury Notes — 9.2%
655,000	0.250%, 03/31/14	655,099
100,000	0.625%, 07/15/14	100,205
50,000	1.000%, 05/15/14	50,093
1,345,000	1.750%, 03/31/14	1,346,845

		2,152,242

	Total U.S. Treasury Obligations (Cost $23,395,257)	23,395,257

	Total Investments — 100.0% (Cost $23,395,257)*	23,395,257
	Other Assets in Excess of Liabilities — 0.0% (g)	9,435

	NET ASSETS — 100.0%	$23,404,692

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 94.4%
	Alabama — 0.2%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.040%, 03/01/14	13,000
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.060%, 03/07/14	15,000
9,525	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14	9,525
7,685	Puttable Floating Option Tax-Exempt Receipts, Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.090%, 03/07/14 (e)	7,685

		45,210

	Alaska — 0.8%
	Alaska Housing Finance Corp., Governmental Purpose,
40,540	Series A, Rev., VRDO, 0.040%, 03/07/14	40,540
34,810	Series B, Rev., VRDO, 0.040%, 03/07/14	34,810
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.030%, 03/07/14	12,300
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
32,810	Rev., VRDO, 0.040%, 03/01/14	32,810
7,800	Series B, Class B, Rev., VRDO, 0.030%, 03/01/14	7,800
23,095	Eclipse Funding Trust, Solar Eclipse, Series 2007-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/01/14 (e)	23,095

		151,355

	Arizona — 0.7%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/07/14	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Class R, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.050%, 03/07/14 (e)	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 03/07/14	7,160
6,245	Phoenix Civic Improvement Corp., Series ROCS-RR-II R-11982X, Rev., LIQ: Citibank N.A., 0.100%, 03/07/14 (e)	6,245
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/07/14	2,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — Continued
21,700	Pima County IDA, Tucson Electric Power Co., Ivington Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 03/07/14	21,700
43,055	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	43,055

		138,060

	California — 11.7%
26,980	Abag Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.030%, 03/07/14	26,980
784	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 03/07/14 (e)	784
665	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 03/01/14 (e)	665
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	2,400
31,950	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/14	31,950
50,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.030%, 03/07/14	50,000
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 03/07/14	6,100
1,420	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	1,420
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
1,100	Series A, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.030%, 03/01/14	1,100
3,200	Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 03/01/14	3,200
7,600	California Municipal Finance Authority, Pollution Control, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.020%, 03/01/14	7,600
2,450	California Pollution Control Financing Authority, ExxonMobil Project, Rev., VRDO, 0.020%, 03/01/14	2,450

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
	California Statewide Communities Development Authority,
30,000	Series 09-D, 0.190%, 06/03/14	30,000
45,000	Series 2009 B1, 0.200%, 03/12/14 (m)	45,000
19,000	Series 2009 B3, 0.200%, 03/12/14	19,000
4,820	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, LIQ: Royal Bank of Canada, 0.030%, 03/07/14	4,820
5,800	California Statewide Communities Development Authority, Health Facility, Community Hospital of Monterey Peninsula, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/07/14	5,800
14,650	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.020%, 03/01/14	14,650
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.030%, 03/07/14	39,100
80,900	Series B, Rev., VRDO, 0.030%, 03/07/14	80,900
18,700	Series C-1, Rev., VRDO, 0.020%, 03/07/14	18,700
75,000	Series E, Rev., VRDO, 0.030%, 03/07/14	75,000
7,850	Series L, Rev., VRDO, 0.020%, 03/07/14	7,850
93,100	Series M, Rev., VRDO, 0.020%, 03/07/14	93,100
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/07/14	3,650
5,100	California Statewide Communities Development Authority, PCR, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.020%, 03/01/14	5,100
5,450	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Class I, Rev., VRDO, GNMA, LIQ: FHLMC, 0.030%, 03/07/14	5,450
400	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 03-19, Series B, VRDO, LOC: U.S. Bank N.A., 0.020%, 03/01/14	400
1,050	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 94-13, VRDO, LOC: State Street Bank & Trust, 0.020%, 03/01/14	1,050
9,309	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 05-21, Series A, VRDO, LOC: U.S. Bank N.A., 0.020%, 03/01/14	9,309

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
13,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.050%, 03/07/14	13,850
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/07/14	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	59,050
20,000	City of Torrance, GO, TRAN, 2.000%, 07/15/14	20,134
700	City of Upland, Mountain Springs, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	700
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	900
9,750	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/07/14	9,750
	Deutsche Bank Spears/Lifers Trust, Various States,
43,220	Series DB-287, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	43,220
890	Series DB-304, GO, FGIC, LIQ: Deutsche Bank AG, 0.100%, 03/07/14 (e)	890
12,915	Series DB-324, GO, FGIC, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	12,915
40,860	Series DB-332, GO, LIQ: Deutsche Bank AG, 0.110%, 03/07/14 (e)	40,860
16,600	Series DB-362, GO, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 03/07/14 (e)	16,600
14,090	Series DB-363, GO, AGM, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	14,090
43,770	Series DB-364, Rev., VRDO, FGIC, AGM, AMBAC, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 03/07/14 (e)	43,770
25,670	Series DB-382, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 03/07/14 (e)	25,670
12,750	Series DB-416, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	12,750
12,830	Series DB-419, GO, AGM, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	12,830
19,825	Series DB-424, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	19,825
22,540	Series DB-429, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	22,540
15,490	Series DB-432, GO, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/07/14 (e)	15,490

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
43,575	Series DB-474, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	43,575
35,095	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	35,095
14,380	Series DB-600, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	14,380
13,934	Series DB-657, GO, AGC, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	13,934
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	50,000
13,195	Series DBE-600, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.150%, 03/07/14 (e)	13,195
32,230	Series DBE-625, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	32,230
64,800	Series DBE-646, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	64,800
34,029	Series DBE-664, Rev., LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	34,029
8,225	Series DBE-685, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	8,225
71,210	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	71,210
34,375	Series DBE-1455, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	34,375
	Deutsche Bank Spears/Lifers Trust, Various States, Tax Allocation,
39,455	Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/07/14 (e)	39,455
8,865	Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 03/07/14 (e)	8,865
30,000	East Bay Municipal Utility District, Water System, Series E, 0.130%, 03/18/14	30,000
29,535	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	29,535
6,840	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	6,840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
2,575	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	2,575
10,650	Foothill-De Anza Community College District, Series 1844, GO, VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.030%, 03/07/14	10,650
10,300	Irvine Ranch Water District, Improvement Districts Consolidated, Series A, VRDO, LOC: U.S. Bank N.A., 0.030%, 03/01/14	10,300
	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, Special Assessment,
200	VRDO, LOC: Bank of New York Mellon, 0.020%, 03/01/14	200
2,100	VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 03/01/14	2,100
5,457	Irvine Unified School District, Community Facilities District No. 09-1, Series B, VRDO, LOC: Bank of America N.A., 0.040%, 03/01/14	5,457
	Los Angeles City Department of Water & Power, Power System,
30,150	Series A, Subseries A-5, Rev., VRDO, 0.020%, 03/07/14	30,150
7,200	Series A, Subseries A-7, Rev., VRDO, 0.020%, 03/07/14	7,200
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, FSA-CR-FGIC, LIQ: Citibank N.A., 0.060%, 03/07/14 (e)	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.030%, 03/07/14 (e)	11,820
11,475	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/07/14	11,475
800	Los Angeles Department of Water & Power, Waterworks, Series ROCS RR II R-12322, Rev., AGM-CR, AMBAC, LIQ: Citibank N.A., 0.040%, 03/01/14 (e)	800
	Metropolitan Water District of Southern California,
25,760	Series A-1, Rev., VRDO, 0.030%, 03/07/14 (p)	25,760
18,295	Series A-2, Rev., VRDO, 0.020%, 03/07/14	18,295
3,700	Series B-3, Rev., VRDO, 0.010%, 03/01/14	3,700
	Puttable Floating Option Tax-Exempt Receipts,
55,260	Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.030%, 03/07/14 (e)	55,260

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 03/07/14 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.030%, 03/07/14 (e)	12,665
20,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.050%, 03/07/14 (e)	20,000
58,600	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/14	58,600
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.050%, 03/07/14 (e)	18,000
5,435	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/07/14	5,435
274,660	State of California, Series A-2, Rev., RAN, 2.000%, 06/23/14	276,177
	State of California, Kindergarten,
12,100	Series A-1, GO, VRDO, LOC: Citibank N.A., 0.020%, 03/01/14	12,100
14,900	Series A-4, GO, VRDO, LOC: Citibank N.A., 0.020%, 03/01/14	14,900
23,200	Series A6, GO, VRDO, LOC: Citibank N.A., 0.020%, 03/07/14	23,200
17,700	Series B1, GO, VRDO, LOC: Citibank N.A., 0.020%, 03/01/14	17,700
3,000	Series B3, GO, VRDO, LOC: Citibank N.A., 0.020%, 03/01/14	3,000
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.040%, 03/07/14	33,000
20,000	University of California, Series AL-4, Rev., VRDO, 0.020%, 03/07/14	20,000
	Wells Fargo Stage Trust, Various States,
18,475	Series 2008-7C, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.070%, 03/07/14 (e)	18,475
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo & Co., 0.050%, 03/07/14 (e)	9,780
10,375	Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.050%, 03/07/14 (e)	10,375

		2,276,704

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — 1.3%
	City of Colorado Springs, Utilities System Improvement,
45,305	Series A, Rev., VRDO, 0.030%, 03/07/14	45,305
19,925	Series A, Rev., VRDO, 0.040%, 03/07/14	19,925
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.130%, 03/07/14	1,000
51,500	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.050%, 03/07/14	51,500
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.040%, 03/07/14	1,755
	Colorado Housing & Finance Authority, Single Family Mortgage,
27,010	Series A-2, Class I, Rev., VRDO, AMT, 0.040%, 03/07/14	27,010
30,550	Series B-2, Class I, Rev., VRDO, AMT, 0.040%, 03/07/14	30,550
25,000	Series B-2, Class I, Rev., VRDO, AMT, 0.040%, 03/07/14	25,000
3,770	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.030%, 03/07/14	3,770
28,150	County & City of Broomfield, Midcities Metropolitan District No. 1, Series B, Rev., VRDO, LOC: BNP Paribas, 0.150%, 03/07/14	28,150
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/07/14	15,010

		248,975

	Connecticut — 0.5%
39,200	Capital City EDA, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/07/14	39,200
14,195	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series C-1, Rev., VRDO, 0.030%, 03/07/14	14,195
20,935	Connecticut State Housing Finance Authority, Various Housing Mortgage Finance, Series B-1, Rev., VRDO, 0.040%, 03/07/14	20,935
17,060	Wells Fargo Stage Trust, Various States, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.050%, 03/07/14 (e)	17,060

		91,390

	Delaware — 0.7%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.040%, 03/07/14	13,800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Delaware — Continued
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.030%, 03/07/14	8,525
33,490	Delaware State Health Facilities Authority, Nemours Foundation Project, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 03/07/14	33,490
23,000	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.610%, 03/07/14	23,000
20,265	University of Delaware, Series B, Rev., VRDO, 0.050%, 03/01/14	20,265

		127,235

	District of Columbia — 1.4%
14,600	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	14,600
17,170	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 03/07/14 (e)	17,170
1,945	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 03/07/14	1,945
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York Mellon, 0.070%, 03/07/14	7,500
3,293	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 03/07/14	3,293
125,000	District of Columbia, Tax & Revenue Anticipation Notes, GO, 2.000%, 09/30/14	126,336
14,135	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	14,135
15,115	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	15,115
23,779	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 03/07/14	23,779
	Metropolitan Washington Airports Authority,
34,300	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.030%, 03/07/14	34,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	District of Columbia — Continued
19,600	Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/07/14	19,600

		277,773

	Florida — 3.9%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 03/07/14	11,150
	Austin Trust, Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 03/07/14 (e)	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 03/07/14 (e)	14,900
8,840	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.030%, 03/07/14 (e)	8,840
31,915	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	31,915
	Deutsche Bank Spears/Lifers Trust, Various States,
5,970	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.070%, 03/07/14 (e)	5,970
38,145	Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	38,145
16,707	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	16,707
32,035	Series DB-471, COP, VRDO, AGM, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	32,035
28,420	Series DB-496, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	28,420
23,200	Series DB-642, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	23,200
26,005	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	26,005
15,755	Series DBE-1009, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	15,755
16,500	Series DE-1128X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 03/07/14 (e)	16,500

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
	Eclipse Funding Trust, Solar Eclipse,
8,145	Series 2006-0043, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	8,145
20,560	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	20,560
10,445	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	10,445
8,460	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	8,460
19,785	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.030%, 03/07/14	19,785
8,425	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/07/14	8,425
40,000	Gainesville Utility Systems, Series C, 0.160%, 04/21/14	40,000
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
44,415	Series I-1, Rev., VRDO, 0.020%, 03/07/14	44,415
16,500	Series I-4, Rev., VRDO, 0.030%, 03/07/14	16,500
	JEA Electric System,
27,600	Series B-3, Rev., VRDO, 0.030%, 03/07/14	27,600
35,055	Subseries D, Rev., VRDO, 0.030%, 03/01/14	35,055
38,500	JEA Water and Sewer System, Subseries A-1, Rev., VRDO, 0.030%, 03/01/14	38,500
11,935	Miami-Dade County, Aviation, EAGLE, Class A, Rev., VRDO, BHAC-CR, AGC-ICC, XLCA, 0.060%, 03/07/14 (e)	11,935
13,375	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.030%, 03/07/14	13,375
30,900	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.040%, 03/07/14	30,900
7,045	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	7,045

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
8,401	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/07/14	8,401
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.030%, 03/07/14 (e)	22,285
6,070	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	6,070
73,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	73,000
1,090	South Florida Water Management District, Series ROCS RR II R-12313, COP, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.050%, 03/01/14 (e)	1,090
20,375	South Miami Health Facilities Authority, Hospital, Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 03/07/14	20,375
8,000	St. Johns River Power Park, Series ROCS-RR II R-14025, Rev., LIQ: Citibank N.A., 0.040%, 03/07/14 (e)	8,000

		766,483

	Georgia — 1.8%
65,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.090%, 03/01/14	65,000
7,960	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	7,960
10,545	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	10,545
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.060%, 03/07/14	10,735
106,710	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, 0.070%, 03/07/14	106,710
	Eclipse Funding Trust, Solar Eclipse,
11,440	Series 2007-0072, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	11,440

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — Continued
15,100	Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	15,100
9,620	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., AGM, LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	9,620
3,410	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 03/07/14	3,410
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.030%, 03/07/14	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 - Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	400
21,660	Municipal Electric Authority of Georgia, Project 1, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.030%, 03/07/14	21,660
	Private Colleges & Universities Authority, Emory University,
58,350	Series B, Subseries B-1, Rev., VRDO, 0.020%, 03/07/14	58,350
24,375	Series B, Subseries B-2, Rev., VRDO, 0.020%, 03/07/14	24,375

		351,245

	Hawaii — 0.1%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,665	Series 2006-0096, Rev., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	13,665
9,215	Series 2006-0123, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14	9,215

		22,880

	Idaho — 0.5%
13,000	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/07/14	13,000
67,630	Idaho Housing & Finance Association, Single Family Mortgage, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.040%, 03/07/14	67,630
8,155	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.030%, 03/07/14	8,155

		88,785

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — 4.2%
8,460	Austin Trust, Various States, Series 2008-3025X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.080%, 03/07/14 (e)	8,460
140,600	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/07/14	140,600
61,720	City of Chicago, Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.060%, 03/07/14	61,720
10,380	City of Chicago, Neighborhoods Alive 21 Program, Series B, Subseries B-4, GO, VRDO, LOC: Bank of New York Mellon, 0.030%, 03/01/14	10,380
	City of Chicago, Water, Senior Lien,
18,540	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.080%, 03/07/14	18,540
9,265	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.080%, 03/07/14	9,265
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 03/07/14	4,300
10,700	Cook County, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	10,700
1,340	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.130%, 03/07/14	1,340
9,905	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/01/14	9,905
	Deutsche Bank Spears/Lifers Trust, Various States,
27,015	Series DB-288, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	27,015
11,435	Series DB-307, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	11,435
22,610	Series DB-315, GO, FGIC, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	22,610
24,465	Series DB-365, GO, AGM, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	24,465
10,800	Series DB-368, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.070%, 03/07/14 (e)	10,800
18,310	Series DB-393, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	18,310

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — Continued
10,235	Series DB-410, GO, FGIC, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	10,235
60,560	Series DB-476, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	60,560
18,950	Series DB-483, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	18,950
50,650	Series DB-601, Rev., VRDO, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	50,650
27,961	Series DB-623, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	27,961
21,596	Series DBE-653, GO, NATL-RE-IBC, FGIC, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	21,596
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.100%, 03/07/14 (e)	19,505
10,140	Eclipse Funding Trust, Solar Eclipse, Chicago, Series 2006-0131, GO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	10,140
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, LIQ: FHLMC, 0.060%, 03/07/14	10,000
3,000	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.060%, 03/07/14	3,000
40,400	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	40,400
21,400	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.040%, 03/07/14	21,400
16,800	Illinois Finance Authority, Evanston Northwestern University, Series C, Rev., VRDO, 0.030%, 03/01/14	16,800
24,560	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.020%, 03/07/14	24,560
11,450	Illinois Finance Authority, University of Chicago Medical Centre, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/01/14	11,450
	Illinois Housing Development Authority, Homeowner Mortgage,
10,675	Series A-3, Rev., VRDO, AMT, 0.040%, 03/07/14	10,675

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — Continued
7,500	Series C-3, Rev., VRDO, AMT, 0.040%, 03/07/14	7,500
21,200	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.040%, 03/07/14	21,200
	Puttable Floating Option Tax-Exempt Receipts,
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.030%, 03/07/14 (e)	13,635
17,705	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 03/07/14 (e)	17,705
8,205	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.050%, 03/07/14 (e)	8,205
3,615	Will County, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.030%, 03/01/14	3,615

		819,587

	Indiana — 1.9%
31,020	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-355, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	31,020
9,340	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	9,340
13,410	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	13,410
25,425	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	25,425
12,730	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 03/01/14	12,730
36,000	Indiana Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 03/07/14	36,000
	Indiana Finance Authority, Parkview Health System,
69,335	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.030%, 03/07/14	69,335
29,100	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/07/14	29,100

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Indiana — Continued
30,425	Indiana Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/14	30,425
37,600	Indiana Health Facility Financing Authority, Ascension Health, Series A-2, Rev., VRDO, 0.020%, 03/07/14	37,600
10,010	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.030%, 03/07/14	10,010
	St. Joseph County Industrial Educational Facilities, University of Notre Dame du Lac Project,
20,720	Rev., VRDO, 0.020%, 03/07/14	20,720
20,300	Rev., VRDO, LIQ: Northern Trust Co., 0.020%, 03/07/14	20,300
19,405	Wells Fargo Stage Trust, Various States, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.050%, 03/07/14 (e)	19,405

		364,820

	Iowa — 0.1%
18,150	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14	18,150
9,720	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.040%, 03/07/14	9,720

		27,870

	Kansas — 0.3%
14,000	Kansas Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/01/14	14,000
34,840	Kansas State Department of Transportation Highway, Series B-3, Rev., VRDO, 0.030%, 03/07/14	34,840
18,290	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/01/14	18,290

		67,130

	Kentucky — 0.6%
6,045	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 03/07/14	6,045
21,000	Kentucky Housing Corp., Series M, Rev., VRDO, AMT, FNMA, 0.040%, 03/07/14	21,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kentucky — Continued
8,000	Louisville & Jefferson County, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.030%, 03/07/14	8,000
45,000	Louisville & Jefferson County, Metropolitan Sewer & Drain District, GO, BAN, 2.000%, 11/26/14	45,537
39,800	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.050%, 03/01/14	39,800

		120,382

	Louisiana — 0.7%
18,560	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1012, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	18,560
	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project,
20,350	Series A, Rev., VRDO, 0.040%, 03/01/14	20,350
40,500	Series B, Rev., VRDO, 0.040%, 03/01/14	40,500
	East Baton Rouge Parish, PCR, Exxon Project,
1,735	Rev., VRDO, 0.030%, 03/01/14	1,735
9,450	Rev., VRDO, 0.040%, 03/01/14	9,450
17,760	Eclipse Funding Trust, Solar Eclipse, Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14	17,760
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 03/07/14 (e)	19,760
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.030%, 03/07/14 (e)	10,000
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 03/07/14 (e)	7,240

		145,355

	Maryland — 1.5%
	County of Montgomery,
55,000	Series 10-A, 0.060%, 03/03/14	55,000
33,000	Series 10-A, 0.060%, 03/05/14	33,000
36,605	Series 10-B, 0.070%, 03/11/14	36,605
3,335	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	3,335

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Maryland — Continued
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, 0.030%, 03/07/14	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/07/14	11,700
1,000	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series I, Rev., VRDO, AMT, 0.050%, 03/07/14	1,000
	Maryland Health & Higher Educational Facilities Authority,
33,085	Series B, 0.060%, 03/03/14	33,085
40,845	Series B, 0.080%, 04/01/14	40,845
7,050	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/01/14	7,050
5,234	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/07/14	5,234
18,160	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.030%, 03/07/14	18,160
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 03/07/14	2,000
21,000	Wells Fargo Stage Trust, Various States, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo & Co., 0.070%, 03/07/14 (e)	21,000

		289,614

	Massachusetts — 1.4%
38,625	Commonwealth of Massachusetts, Series C, GO, VRDO, 0.030%, 03/07/14	38,625
	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000,
69,755	Series A, GO, VRDO, 0.030%, 03/01/14	69,755

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — Continued
22,200	Series B, GO, VRDO, 0.030%, 03/01/14	22,200
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,785	Series 2007-0010, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	13,785
30,570	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	30,570
3,000	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.150%, 03/07/14	3,000
9,900	Massachusetts Health & Educational Facilities Authority, Series ROCS-RR-II-R-10390, Rev., LIQ: Citibank N.A., 0.040%, 03/01/14 (e)	9,900
7,300	Massachusetts Health & Educational Facilities Authority, Amherst College, Series J-2, Rev., VRDO, 0.040%, 03/01/14	7,300
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
29,135	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/07/14	29,135
4,100	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/07/14	4,100
15,300	Massachusetts Health & Educational Facilities Authority, Children Hospital, Series N-4, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/01/14	15,300
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.030%, 03/07/14	22,000

		265,670

	Michigan — 2.3%
17,850	Michigan Finance Authority, 0.000%, 06/02/14	17,850
14,000	Michigan Finance Authority, Hospital, CHE Trinity Health Credit Group, Series MI-1, Rev., VRDO, 0.120%, 03/03/14	14,000
20,000	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.030%, 03/07/14	20,000
11,255	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/07/14	11,255

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Michigan — Continued
	Michigan State Housing Development Authority, Rental Housing,
40,810	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.050%, 03/07/14	40,810
40,895	Series A, Rev., VRDO, AMT, 0.060%, 03/07/14	40,895
28,640	Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.050%, 03/01/14	28,640
	Michigan State Housing Development Authority, Single Family Mortgage,
6,255	Series C, Rev., VRDO, 0.030%, 03/07/14	6,255
12,700	Series D-1, Rev., VRDO, AMT, 0.050%, 03/07/14	12,700
93,500	Series E, Rev., VRDO, AMT, 0.040%, 03/07/14	93,500
5,580	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.030%, 03/07/14 (e)	5,580
55,895	RBC Municipal Products, Inc. Trust, Floater Certificates, Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.070%, 03/07/14	55,895
	RBC Municipal Products, Inc. Trust, Various States, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.070%, 03/07/14	48,745
31,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.070%, 03/07/14	31,295
24,985	University of Michigan, Series B, Rev., VRDO, 0.030%, 03/07/14	24,985

		452,405

	Minnesota — 1.4%
	City of Rochester, Health Care Facilities, Health Care Mayo Clinic,
51,925	Series A, Rev., VRDO, 0.020%, 03/07/14	51,925
53,600	Series A, 0.060%, 03/03/14	53,600
29,400	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.040%, 03/07/14	29,400
10,300	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/07/14	10,300
	Minnesota Housing Finance Agency, Residential Housing,
9,900	Series B, Rev., VRDO, AMT, 0.040%, 03/07/14	9,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Minnesota — Continued
4,400	Series C, Rev., VRDO, AMT, 0.040%, 03/07/14	4,400
20,000	Series C, Rev., VRDO, AMT, 0.050%, 03/07/14	20,000
16,855	Series G, Rev., VRDO, AMT, 0.040%, 03/07/14	16,855
12,925	Series J, Rev., VRDO, AMT, 0.040%, 03/07/14	12,925
21,675	Minnesota Housing Finance Agency, Residential Housing Finance, Series C, Rev., VRDO, AMT, 0.040%, 03/07/14	21,675
10,800	Minnesota Office of Higher Education, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	10,800
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.030%, 03/07/14 (e)	24,990

		266,770

	Mississippi — 2.2%
23,690	County of Jackson, Pollution Control Refunding, Chevron U.S.A. Inc. Project, Rev., VRDO, 0.040%, 03/01/14	23,690
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
34,100	Series A, Rev., VRDO, 0.040%, 03/01/14	34,100
15,460	Series B, Rev., VRDO, 0.030%, 03/01/14	15,460
2,165	Series C, Rev., VRDO, 0.030%, 03/01/14	2,165
16,400	Series C, Rev., VRDO, 0.030%, 03/01/14	16,400
21,870	Series C, Rev., VRDO, 0.030%, 03/01/14	21,870
40,000	Series D, Rev., VRDO, 0.030%, 03/07/14	40,000
9,000	Series D, Rev., VRDO, 0.040%, 03/01/14	9,000
15,600	Series E, Rev., VRDO, 0.030%, 03/01/14	15,600
8,050	Series F, Rev., VRDO, 0.030%, 03/07/14	8,050
16,650	Series F, Rev., VRDO, 0.040%, 03/01/14	16,650
25,270	Series G, Rev., VRDO, 0.030%, 03/01/14	25,270
21,280	Series G, Rev., VRDO, 0.030%, 03/01/14	21,280
43,050	Series G, Rev., VRDO, 0.030%, 03/01/14	43,050
9,085	Series I, Rev., VRDO, 0.030%, 03/01/14	9,085
35,450	Series J, Rev., VRDO, 0.040%, 03/01/14	35,450
14,000	Series K, Rev., VRDO, 0.030%, 03/01/14	14,000
55,350	Series L, Rev., VRDO, 0.030%, 03/01/14	55,350
13,105	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.030%, 03/07/14	13,105

		419,575

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Missouri — 1.7%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 03/07/14	59,075
11,740	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	11,740
1,375	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 03/07/14	1,375
	Missouri Development Finance Board,
33,810	Series 05-A, 0.090%, 04/03/14	33,810
24,379	Series 06-A, 0.090%, 04/03/14	24,379
23,365	Series 08-A, 0.090%, 04/03/14	23,365
37,100	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.040%, 03/01/14	37,100
20,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.030%, 03/07/14	20,000
88,020	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series C-4, Rev., VRDO, 0.050%, 03/07/14	88,020
13,495	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/01/14	13,495
	Missouri State Health & Educational Facilities Authority, Washington University,
15,155	Series B, Rev., VRDO, 0.030%, 03/01/14	15,155
9,900	Series C, Rev., VRDO, 0.030%, 03/01/14	9,900

		337,414

	Nebraska — 0.3%
23,070	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	23,070
18,640	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	18,640
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.040%, 03/07/14	17,995

		59,705

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nevada — 1.5%
30,850	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 03/07/14	30,850
30,380	Clark County School District, Series PZ-174, GO, VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.050%, 03/07/14 (e)	30,380
12,720	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	12,720
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	19,970
134,000	Las Vegas Valley Water District, Series 04-B, 0.060%, 03/10/14	134,000
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 03/07/14	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.180%, 03/07/14	10,900
3,015	Series M, Rev., LOC: U.S. Bank N.A., 0.070%, 03/07/14	3,015
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	12,710

		284,575

	New Hampshire — 0.2%
13,200	New Hampshire Health & Education Facilities Authority, Dartmouth College, Series B, Rev., VRDO, 0.030%, 03/01/14	13,200
12,215	New Hampshire Housing Finance Authority, Multi-Family Housing, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.080%, 03/07/14 (e)	12,215
10,900	New Hampshire State Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Banknorth N.A., 0.030%, 03/07/14	10,900

		36,315

	New Jersey — 4.6%
76,525	County of Middlesex, Township of Woodbridge, GO, BAN, 1.500%, 08/22/14 (w)	76,946

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Jersey — Continued
	Deutsche Bank Spears/Lifers Trust, Various States,
37,175	Series DB-297, Rev., NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	37,175
37,285	Series DB-339, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	37,285
65,985	Series DB-447, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	65,985
46,160	Series DB-624, Rev., AGM, LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	46,160
16,250	Series DBE-1138X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	16,250
13,495	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/07/14	13,495
36,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.060%, 03/07/14	36,000
	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
18,925	Series I, Rev., VRDO, AMT, 0.040%, 03/07/14	18,925
17,200	Series R, Rev., VRDO, 0.040%, 03/07/14	17,200
21,875	Series V, Rev., VRDO, AMT, 0.030%, 03/07/14	21,875
505,000	State of New Jersey, Rev., TRAN, 2.000%, 06/26/14	507,683

		894,979

	New Mexico — 0.1%
18,175	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	18,175

	New York — 18.4%
	Austin Trust, Various States,
15,980	Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.100%, 03/07/14 (e)	15,980
15,260	Series 2008-1198, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.050%, 03/07/14 (e)	15,260
11,250	Series 2008-1199, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.050%, 03/07/14 (e)	11,250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
15,755	BB&T Municipal Trust, Various States, Rev., VRDO, LIQ: Branch Banking & Trust, 0.030%, 03/07/14	15,755
8,750	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.040%, 03/07/14	8,750
	City of New York, Fiscal Year 1995,
30,200	Series B, Subseries B-4, GO, VRDO, 0.060%, 03/07/14	30,200
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 03/07/14	11,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.030%, 03/07/14	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: BMO Harris Bank N.A., 0.040%, 03/07/14	11,000
27,100	Series A, Subseries A-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.030%, 03/07/14	27,100
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 03/07/14	21,700
	City of New York, Fiscal Year 2008,
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 03/01/14	62,040
21,250	Series L, Subseries L-3, GO, VRDO, 0.030%, 03/01/14	21,250
2,300	Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.030%, 03/01/14	2,300
23,675	Series L, Subseries L-6, GO, VRDO, 0.030%, 03/01/14	23,675
	City of New York, Fiscal Year 2012,
24,300	Series A, Subseries A-3, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.030%, 03/01/14	24,300
3,200	Series A, Subseries A-5, GO, VRDO, 0.030%, 03/01/14	3,200
72,550	Series F, Subseries F-3, GO, VRDO, LIQ: Bank of America N.A., 0.030%, 03/01/14	72,550
112,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.030%, 03/07/14	112,600

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
22,700	Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.040%, 03/01/14	22,700
14,800	Series G, Subseries G-5, GO, VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/01/14	14,800
5,750	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.040%, 03/01/14	5,750
3,550	Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.030%, 03/01/14	3,550
	City of New York, Fiscal Year 2013,
24,500	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.030%, 03/01/14	24,500
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.030%, 03/07/14	12,750
22,000	City of New York, Fiscal Year 2014, Sub Series D-4, GO, VRDO, LOC: TD Bank N.A., 0.030%, 03/01/14	22,000
49,000	County of Suffolk, Sachem Central School District, GO, TAN, 1.000%, 06/27/14	49,120
	Deutsche Bank Spears/Lifers Trust, Various States,
31,170	Series DB, Rev., VRDO, LIQ: Deutsche Bank AG, 0.040%, 03/07/14 (e)	31,170
29,220	Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	29,220
26,080	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.080%, 03/07/14 (e)	26,080
	Eclipse Funding Trust, Solar Eclipse, New York,
14,900	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	14,900
20,455	Series 2006-0159, Rev., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	20,455
15,450	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.060%, 03/07/14	15,450
	Metropolitan Transportation Authority,
22,450	Series 2012, Subseries 2005-E-3, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 03/01/14	22,450
138,500	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 03/07/14	138,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
16,315	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Subseries A-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.030%, 03/07/14	16,315
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.040%, 03/07/14	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.040%, 03/07/14	19,050
	New York City,
6,950	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.030%, 03/01/14	6,950
1,350	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.040%, 03/01/14	1,350
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.030%, 03/01/14	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.030%, 03/01/14	1,325
8,750	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/07/14	8,750
	New York City Housing Development Corp., Multi-Family Housing,
8,410	Series B-4, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 03/07/14	8,410
9,520	Series E-3, Rev., VRDO, 0.030%, 03/07/14	9,520
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	4,760
37,900	New York City Housing Development Corp., Multi-Family Mortgage, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 03/07/14	37,900
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.030%, 03/07/14	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	7,255
44,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/07/14	44,710

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	13,600
8,475	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.060%, 03/07/14	8,475
13,400	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	13,400
12,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/07/14	12,300
31,935	New York City Housing Development Corp., Multi-Family Rental Housing, Related-Sierra Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	31,935
27,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	27,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	2,930
	New York City Municipal Water Finance Authority, Water & Sewer System,
20,785	Series B, Subseries B-3, Rev., VRDO, LIQ: State Street Bank, 0.030%, 03/01/14	20,785
6,000	Subseries B-1, Rev., VRDO, 0.030%, 03/01/14	6,000
8,385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.050%, 03/01/14	8,385
49,500	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Subseries B-1A, Rev., VRDO, 0.030%, 03/07/14	49,500
5,850	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Series B, Subseries B-4, Rev., VRDO, 0.030%, 03/01/14	5,850
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
86,850	Series BB, Rev., VRDO, 0.030%, 03/07/14	86,850
75,250	Series BB, Rev., VRDO, 0.030%, 03/01/14	75,250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
23,950	Series AA, Subseries AA-1, Rev., VRDO, 0.040%, 03/01/14	23,950
45,050	Series AA, Subseries AA-2, Rev., VRDO, 0.020%, 03/07/14	45,050
7,250	Subseries AA-1A, Class A, Rev., VRDO, 0.030%, 03/01/14	7,250
5,900	Subseries AA-1B, Rev., VRDO, 0.040%, 03/01/14	5,900
47,900	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.030%, 03/01/14	47,900
1,250	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB, Subseries BB-1, Rev., VRDO, 0.020%, 03/07/14	1,250
52,885	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.040%, 03/01/14	52,885
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
18,110	Series DD, Subseries DD-1, Rev., VRDO, 0.030%, 03/01/14	18,110
26,100	Series DD, Subseries DD-3A, Rev., VRDO, 0.030%, 03/01/14	26,100
63,250	Series FF, Subseries FF-1, Rev., VRDO, 0.030%, 03/01/14	63,250
	New York City Transitional Finance Authority,
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.040%, 03/01/14	14,865
51,900	Series A, Subseries A-1, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/07/14	51,900
12,760	Series ROCS-RR-II-R-12054, Class R, Rev., FSA-CR, FGIC, LIQ: Citibank N.A., 0.050%, 03/07/14	12,760
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.050%, 03/07/14	48,260

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.040%, 03/07/14	36,060
	New York City Transitional Finance Authority, Future Tax Secured,
28,050	Series C, VRDO, LIQ: Landesbank Baden-Wuerttemberg, 0.040%, 03/07/14	28,050
28,600	Subseries C-4, Rev., VRDO, 0.030%, 03/01/14	28,600
18,380	Subseries C-5, Rev., VRDO, 0.040%, 03/01/14	18,380
9,850	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.030%, 03/01/14	9,850
16,350	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-6, Rev., VRDO, 0.030%, 03/01/14	16,350
18,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries A-4, Rev., VRDO, 0.030%, 03/01/14	18,000
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.060%, 03/07/14	2,360
19,285	Series 3, Subseries 3-E, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.040%, 03/01/14	19,285
750	Series 3, Subseries 3H, Rev., VRDO, 0.030%, 03/01/14	750
65,650	New York City Water & Sewer System, Series AA-3, Rev., VRDO, 0.030%, 03/01/14	65,650
	New York Liberty Development Corp.,
3,160	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.090%, 03/07/14 (e)	3,160
1,700	Series ROCS-RR-II-R-11883, Rev., LIQ: Citibank N.A., 0.090%, 03/07/14 (e)	1,700
285,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3, Series A, Rev., VRDO, 0.230%, 03/19/14	285,000
30,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3-4, Series A, Rev., VRDO, 0.230%, 03/19/14	30,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	New York State Dormitory Authority,
7,400	Series ROCS-RR II R-14018, Rev., LIQ: Citibank N.A., 0.040%, 03/07/14 (e)	7,400
6,400	Series ROCS-RR-II-R-12121, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/07/14	6,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
49,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	49,900
20,800	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/07/14	20,800
7,450	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.030%, 03/07/14	7,450
82,075	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.040%, 03/07/14	82,075
11,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/07/14 (e)	11,680
17,050	New York State Dormitory Authority, Rochester University, Series B-1, Class B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/07/14	17,050
100,490	New York State Dormitory Authority, Royal, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	100,490
22,600	New York State Energy Research & Development Authority, Subseries A-4, Rev., VRDO, LOC: Scotiabank, 0.030%, 03/07/14	22,600
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.020%, 03/07/14	19,920
10,000	Series C, Subseries C-2, Rev., VRDO, AMT, LOC: Mizuho Corporate Bank, 0.030%, 03/07/14	10,000
	New York State Housing Finance Agency,
41,800	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: FHLMC, 0.020%, 03/07/14	41,800
50	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: FHLMC, 0.020%, 03/07/14	50
1,800	Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	1,800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	2,755
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	8,000
55,355	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.040%, 03/01/14	55,355
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	4,100
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 03/07/14	51,100
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, LOC: FNMA, 0.040%, 03/07/14	4,200
23,600	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 03/07/14	23,600
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Class A, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/07/14	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/14	3,200
29,395	New York State Housing Finance Agency, 42nd and 10th Housing, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.030%, 03/07/14	29,395
83,600	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 03/07/14	83,600
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/07/14	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	7,400
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	18,250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.040%, 03/07/14	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	7,050
11,715	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 03/07/14	11,715
16,550	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/14	16,550
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.040%, 03/07/14	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/07/14	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 03/07/14	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/07/14	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	2,100
23,850	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/14	23,850
7,700	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	3,400

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
13,835	New York State Mortgage Agency, Homeowner Mortgage, Series 142, Rev., VRDO, AMT, 0.040%, 03/01/14	13,835
18,275	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Class R, Rev., LIQ: Citibank N.A., 0.040%, 03/07/14 (e)	18,275
11,250	Puttable Floating Option Tax-Exempt Receipts, Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.100%, 03/07/14 (e)	11,250
24,592	Schuyler & Chemung Counties, Watkins Glen Central School District, GO, BAN, 1.250%, 08/05/14	24,685
	Triborough Bridge & Tunnel Authority,
17,610	Series A-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.030%, 03/01/14	17,610
38,600	Series F, Rev., VRDO, 0.040%, 03/01/14	38,600
7,580	Subseries B-3, Rev., VRDO, 0.040%, 03/07/14	7,580
	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels,
1,000	Series B, Subseries B-3, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/01/14	1,000
6,930	Subseries B-2C, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/01/14	6,930
17,890	Wells Fargo Stage Trust, Various States, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.050%, 03/07/14 (e)	17,890

		3,574,190

	North Carolina — 4.1%
27,580	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.040%, 03/07/14	27,580
91,845	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 03/07/14	91,845
	City of Charlotte, Charlotte Douglas International Airport,
18,660	Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	18,660
14,275	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	14,275
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.050%, 03/07/14	6,820
	City of Raleigh, Downtown Improvement Projects,
17,000	Series A, COP, VRDO, 0.030%, 03/07/14	17,000
98,270	Series B-1, Class B, COP, VRDO, 0.030%, 03/07/14	98,270

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — Continued
36,650	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.030%, 03/07/14	36,650
27,865	County of Mecklenburg, Series D, GO, VRDO, 0.130%, 09/26/14 (i)	27,865
	County of Wake,
18,100	Series A, GO, VRDO, 0.030%, 03/07/14	18,100
11,500	Series B, GO, VRDO, 0.030%, 03/07/14	11,500
16,215	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/07/14	16,215
11,380	North Carolina Capital Facilities Finance Agency, Charlotte Country Day School, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	11,380
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 03/07/14	48,000
16,860	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	16,860
10,490	North Carolina Educational Facilities Finance Agency, Davidson College, Series B, Rev., VRDO, 0.040%, 03/07/14	10,490
24,175	North Carolina Medical Care Commission, Rev., VRDO, 0.030%, 03/07/14	24,175
	North Carolina Medical Care Commission, Moses Cone Health System,
25,000	Series A, Rev., VRDO, 0.030%, 03/07/14	25,000
40,500	Series B, Rev., VRDO, 0.030%, 03/07/14	40,500
	North Carolina State University at Raleigh, Board of Governors,
66,605	Series A, Rev., VRDO, 0.030%, 03/07/14	66,605
34,600	Series B, Rev., VRDO, 0.030%, 03/07/14	34,600
28,915	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.050%, 03/07/14	28,915
	University of North Carolina, University Hospital at Chapel Hill,
29,585	Series A, Rev., VRDO, 0.040%, 03/01/14	29,585
9,200	Series A, Rev., VRDO, 0.050%, 03/07/14	9,200
21,935	Series B, Rev., VRDO, 0.030%, 03/07/14	21,935
39,825	Series B, Rev., VRDO, 0.040%, 03/01/14	39,825

		791,850

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — 1.4%
	Allen County, Hospital Facilities, Catholic Healthcare Partners,
29,685	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/01/14	29,685
900	Series C, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 03/01/14	900
1,100	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.020%, 03/07/14	1,100
16,828	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-327, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.110%, 03/07/14 (e)	16,828
11,425	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	11,425
8,600	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	8,600
5,495	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.030%, 03/01/14	5,495
2,340	Ohio State Air Quality Development Authority, Pollution Control, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.040%, 03/07/14	2,340
860	Ohio State Higher Educational Facility, Case Western Reserve University Project, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/01/14 (p)	860
	Ohio State University,
500	Rev., VRDO, 0.020%, 03/07/14	500
38,100	Rev., VRDO, 0.030%, 03/07/14	38,100
75,000	Series E, Rev., VRDO, 0.030%, 03/07/14	75,000
8,935	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic Health System, Series B, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 03/01/14	8,935
	State of Ohio, Infrastructure Improvement,
14,645	Series A, GO, VRDO, 0.020%, 03/07/14	14,645
50,675	Series B, GO, VRDO, 0.020%, 03/07/14	50,675

		265,088

	Oklahoma — 0.4%
	Oklahoma State Capital Improvement Authority, Higher Education,
18,355	Series D1, Rev., VRDO, 0.070%, 03/01/14	18,355
17,045	Series D2, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/01/14	17,045
19,700	Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/01/14	19,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oklahoma — Continued
8,025	Series D4, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/01/14	8,025
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	10,490

		73,615

	Oregon — 0.2%
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	15,450
6,290	Oregon State Housing & Community Services Department, Housing Development, Covenant Retirement - Irvington Village Housing Development, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 03/07/14	6,290
2,100	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/01/14	2,100
5,100	Port of Portland, Portland Bulk Terminal LLC Project, Rev., VRDO, LOC: Canadian Imperial Bank, 0.040%, 03/07/14	5,100
7,800	Portland City Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment Project, Series 2005, Rev., VRDO, AMT, LIQ: FHLMC, 0.030%, 03/07/14	7,800
5,135	Yamhill County Hospital Authority, Friendsview Retirement Community, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/01/14	5,135

		41,875

	Pennsylvania — 2.6%
12,590	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 03/01/14	12,590
69,540	Beaver County IDA, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series B, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/01/14	69,540
	Bucks County IDA, Grand View Hospital,
12,100	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/07/14	12,100
7,700	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.030%, 03/07/14	7,700
20,230	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.040%, 03/07/14 (e)	20,230

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Pennsylvania — Continued
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.030%, 03/07/14	23,700
22,500	County of York, Dallastown Area School District, GO, 1.260%, 03/28/14	22,524
	Delaware River Port Authority,
33,450	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/14	33,450
23,870	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/07/14	23,870
17,155	Delaware Valley Regional Financial Authority, Class A, Rev., VRDO, LIQ: Societe Generale, 0.040%, 03/07/14 (e)	17,155
	Deutsche Bank Spears/Lifers Trust, Various States,
11,885	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.070%, 03/07/14 (e)	11,885
13,235	Series DB-325, GO, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/07/14 (e)	13,235
30,330	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.070%, 03/07/14 (e)	30,330
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.100%, 03/07/14 (e)	34,760
21,950	Geisinger Authority, Health System, Series B, Rev., VRDO, 0.020%, 03/01/14	21,950
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	4,810
2,405	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.020%, 03/07/14	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	17,080
29,790	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	29,790
20,000	Pittsburgh Water & Sewer Authority, Rev., VRDO, LOC: Royal Bank of Canada, 0.030%, 03/07/14	20,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
28,600	Series E-16, Rev., LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.030%, 03/07/14 (e)	28,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — Continued
19,800	Series E-22, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.030%, 03/07/14 (e)	19,800
20,000	Series E-36, Rev., LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.030%, 03/07/14 (e)	20,000
14,050	Wells Fargo Stage Trust, Various States, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.050%, 03/07/14 (e)	14,050

		511,554

	Rhode Island — 0.3%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/07/14	13,765
1,870	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 03/07/14	1,870
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/07/14	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.060%, 03/07/14	7,000
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.060%, 03/07/14	22,840
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.030%, 03/01/14	450

		52,575

	South Carolina — 0.5%
8,430	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/01/14	8,430
9,370	City of North Charleston, Public Facilities Convention, Series 2005, COP, VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	9,370
30,410	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	30,410
10,200	Piedmont Municipal Power Agency, Electric, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/07/14	10,200

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	South Carolina — Continued
600	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 03/07/14	600
2,520	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.210%, 03/07/14	2,520
10,640	South Carolina State Public Service Authority, Series 3065X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 03/07/14 (e)	10,640
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.040%, 03/07/14	10,000
9,600	Town of Mount Pleasant, Waterworks and Sewer System, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/07/14	9,600

		91,770

	South Dakota — 0.3%
13,210	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1018, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	13,210
	South Dakota Housing Development Authority, Home Ownership Mortgage,
19,200	Series C-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.120%, 03/07/14	19,200
12,900	Series C-2, Rev., VRDO, 0.090%, 03/07/14	12,900
22,750	Series G, Rev., VRDO, 0.080%, 03/07/14	22,750

		68,060

	Tennessee — 0.6%
37,560	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 0.050%, 03/07/14	37,560
18,070	Knox County Health, Educational & Housing Facility Board, Hospital, Covenant Health, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	18,070
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/07/14	14,675
3,935	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/07/14	3,935
50,000	Shelby County Public Improvement & School, Series B, GO, VRDO, 0.030%, 03/07/14	50,000

		124,240

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — 10.7%
	Austin Trust, Various States,
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.080%, 03/07/14 (e)	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.080%, 03/07/14 (e)	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	9,100
53,920	City of Austin, Travis and Williamson Counties, Water & Wastewater System, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 03/07/14	53,920
	County of Harris,
39,700	Series C, 0.120%, 03/06/14	39,700
150,003	Series C, 0.140%, 03/06/14	150,003
24,225	Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.050%, 03/07/14	24,225
48,065	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/07/14	48,065
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.040%, 03/07/14	5,000
	Deutsche Bank Spears/Lifers Trust, Various States,
13,520	Series DB-292, Rev., LIQ: Deutsche Bank AG, 0.050%, 03/07/14 (e)	13,520
24,810	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	24,810
30,600	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	30,600
64,150	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	64,150
22,215	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	22,215
40,700	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.050%, 03/07/14	40,700
95,200	Series DB-620, Rev., AGC, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	95,200
27,680	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	27,680

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
10,540	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	10,540
15,605	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	15,605
9,765	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	9,765
	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project,
1,300	Rev., VRDO, 0.030%, 03/01/14	1,300
20,500	Rev., VRDO, 0.040%, 03/01/14	20,500
10,000	Rev., VRDO, 0.040%, 03/01/14	10,000
16,800	Series B, Rev., VRDO, 0.030%, 03/01/14	16,800
18,250	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 0.040%, 03/01/14	18,250
30,000	Harris County Industrial Development Corp., Marine Terminal, HFOTCO LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	30,000
14,000	Harris County Industrial Development Corp., Pollution Control, Rev., VRDO, 0.040%, 03/01/14	14,000
17,300	Harris County Industrial Development Corp., Solid Waste Disposal, Exxon Project, Rev., VRDO, 0.030%, 03/01/14	17,300
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.040%, 03/07/14	30,000
37,730	Houston Higher Education Finance Corp., Series 2042, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 03/07/14 (e)	37,730
600	Jefferson County Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.120%, 03/07/14	600
22,400	Jefferson County Port of Port Arthur Navigation District, Texaco, Inc. Project, Rev., VRDO, 0.040%, 03/01/14	22,400
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
13,800	Rev., VRDO, 0.030%, 03/01/14	13,800
12,105	Rev., VRDO, 0.030%, 03/01/14	12,105
15,170	Rev., VRDO, 0.030%, 03/01/14	15,170

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
1,335	Series 2001, Subseries B-3, Rev., VRDO, 0.030%, 03/01/14	1,335
3,450	Series A, Rev., VRDO, 0.030%, 03/01/14	3,450
4,950	Series A-2, Rev., VRDO, 0.030%, 03/01/14	4,950
66,800	Series B, Rev., VRDO, 0.030%, 03/01/14	66,800
16,700	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Corp. Project, Rev., VRDO, 0.040%, 03/01/14	16,700
20,000	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.030%, 03/07/14	20,000
6,750	North Texas Tollway Authority, Rev., LIQ: Citibank N.A., 0.060%, 03/07/14 (e)	6,750
8,500	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 03/07/14	8,500
575,000	State of Texas, Rev., TRAN, 2.000%, 08/28/14	580,106
	State of Texas, Veterans,
78,800	Series A, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 03/07/14	78,800
75,000	Series A, GO, VRDO, 0.040%, 03/07/14	75,000
69,205	Series C, GO, VRDO, 0.020%, 03/07/14	69,205
	State of Texas, Veterans’ Housing Assistance Program,
29,560	GO, VRDO, 0.030%, 03/07/14	29,560
25,000	Series C-2, GO, VRDO, 0.050%, 03/07/14	25,000
6,075	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: FHLMC, 0.090%, 03/07/14	6,075
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
44,300	Series A, Class A, Rev., VRDO, 0.020%, 03/07/14	44,300
18,500	Series B, Rev., VRDO, 0.020%, 03/07/14	18,500
7,000	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	7,000
10,625	Texas City Industrial Development Corp., NRG Energy, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14 (w)	10,625
9,050	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 03/07/14	9,050

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
940	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.060%, 03/07/14	940
20,000	University of Texas System, Series A, 0.050%, 03/10/14	20,000
12,250	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.030%, 03/07/14	12,250
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 03/07/14 (e)	9,495

		2,084,084

	Utah — 0.6%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.080%, 03/07/14	23,700
25,000	County of Emery, Pollution Control, PacifiCorp Projects, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	10,080
4,185	Utah Housing Corp., Single Family Mortgage, Series E-1, Class I, Rev., VRDO, 0.050%, 03/07/14	4,185
	Utah Housing Finance Agency, Single Family Mortgage,
6,030	Series D-1, Rev., VRDO, AMT, 0.050%, 03/07/14	6,030
6,195	Series E-1, Class 1, Rev., VRDO, AMT, 0.050%, 03/07/14	6,195
5,705	Series F-2, Class I, Rev., VRDO, 0.040%, 03/07/14	5,705
	Utah Transit Authority,
13,500	Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.030%, 03/07/14 (e)	13,500
16,980	Subseries A, Rev., VRDO, LOC: BNP Paribas, 0.030%, 03/01/14	16,980

		111,375

	Vermont — 0.3%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.040%, 03/07/14	15,475
39,800	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/07/14	39,800

		55,275

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Virginia — 2.0%
1,055	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/07/14	1,055
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.030%, 03/07/14	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
88,879	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 03/07/14	88,879
18,175	Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 03/07/14	18,175
18,860	Series M023, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.050%, 03/07/14	18,860
22,290	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.070%, 03/07/14	22,290
11,950	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.070%, 03/07/14	11,950
	Loudoun County IDA, Howard Hughes Medical,
36,900	Series C, Rev., VRDO, 0.030%, 03/07/14	36,900
16,000	Series D, Rev., VRDO, 0.030%, 03/07/14	16,000
34,435	Series E, Rev., VRDO, 0.020%, 03/07/14	34,435
33,005	Series F, Rev., VRDO, 0.020%, 03/07/14	33,005
8,155	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/01/14	8,155
30,000	Suffolk Economic Development Authority, Hospital Facilities, EAGLE, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 03/07/14 (e)	30,000
2,875	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.040%, 03/01/14	2,875
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.040%, 03/01/14	34,865

		380,374

	Washington — 1.3%
7,500	Austin Trust, Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.080%, 03/07/14 (e)	7,500
17,000	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.050%, 03/07/14	17,000
10,500	County of King, Series B, GO, VRDO, 0.030%, 03/07/14	10,500

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Washington — Continued
27,800	County of King, Sewer, Series B, Rev., VRDO, LOC: Helaba, 0.040%, 03/07/14	27,800
10,580	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	10,580
32,250	King County, Multi-Modal Limited Tax Sewer, Series A, GO, VRDO, 0.030%, 03/07/14	32,250
20,300	King County, Washington School District, GO, 5.000%, 12/01/14	21,036
60,000	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.030%, 03/07/14	60,000
4,525	Puttable Floating Option Tax-Exempt Receipts, Series PT-4730, Rev., LIQ: Bank of America N.A., 0.030%, 03/07/14 (e)	4,525
550	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	550
4,265	Washington Economic Development Finance Authority, Novelty Hill Properties LLC Project, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/07/14	4,265
10,000	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.030%, 03/01/14	10,000
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	2,935
215	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/01/14	215
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 03/07/14	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 03/07/14	13,600
8,810	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.050%, 03/07/14	8,810

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — Continued
4,520	Washington State Housing Finance Commission, Spokane Community College Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 03/07/14	4,520
20,315	Wells Fargo Stage Trust, Various States, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.050%, 03/07/14 (e)	20,315

		258,946

	Wisconsin — 1.9%
	State of Wisconsin,
25,389	Series 08, 0.070%, 03/03/14	25,389
75,146	Series 08, 0.090%, 04/01/14	75,146
61,470	Series 08, 0.130%, 06/02/14	61,470
94,000	Series 08, 0.150%, 04/03/14	94,000
19,940	Wells Fargo Stage Trust, Various States, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.050%, 03/07/14 (e)	19,940
23,000	Wisconsin Health & Educational Facilities Authority, Prohealth Care, Inc. Obligated Group, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/01/14	23,000
	Wisconsin Housing & EDA, Home Ownership,
4,195	Series A, Rev., VRDO, 0.060%, 03/07/14	4,195
35,090	Series D, Rev., VRDO, AMT, 0.090%, 03/07/14	35,090
27,980	Series E, Rev., VRDO, AMT, LOC: BNP Paribas, 0.300%, 03/07/14	27,980

		366,210

	Wyoming — 0.2%
	County of Lincoln, PCR, Exxon Project,
2,900	Series A, Rev., VRDO, 0.030%, 03/01/14	2,900
1,600	Series B, Rev., VRDO, 0.030%, 03/01/14	1,600
12,600	County of Platte, Pollution Control, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.030%, 03/01/14	12,600
31,200	County of Sweetwater, Wyoming Pollution Control, PacifiCorp Project, Series A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.030%, 03/07/14	31,200

		48,300

	Total Municipal Bonds (Cost $18,355,817)	18,355,817

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 5.6%
34,200	BlackRock Muni Income Investment Trust, LIQ: Barclays Bank plc, 0.120%, 03/07/14 # (e)	34,200
45,000	BlackRock MuniHoldings Investment Quality Fund, LIQ: Bank of America N.A., 0.240%, 03/07/14 # (e)	45,000
25,000	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.240%, 03/07/14 # (e)	25,000
82,600	BlackRock MuniYield Quality Fund, Inc., LIQ: Morgan Stanley Bank, 0.120%, 03/07/14 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, LIQ: Barclays Bank plc, 0.110%, 03/07/14 # (e)	22,100
27,600	BlackRock New York Muni Income Trust II, LIQ: Barclays Bank plc, 0.110%, 03/07/14 # (e)	27,600
24,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.110%, 03/07/14 # (e)	24,000
14,100	Nuveen California AMT-Free Muni Income Fund, LIQ: Morgan Stanley Bank, 0.180%, 03/07/14 # (e)	14,100
	Nuveen California Dividend Advantage Municipal Fund
10,000	LIQ: Barclays Bank plc, 0.110%, 03/07/14 # (e)	10,000
59,200	LIQ: Morgan Stanley Bank, 0.180%, 03/07/14 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.100%, 03/07/14 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.100%, 03/07/14 # (e)	20,000
21,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.100%, 03/07/14 # (e)	21,000
193,800	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.120%, 03/07/14 # (e)	193,800
80,300	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.120%, 03/07/14 # (e)	80,300

SHARES	SECURITY DESCRIPTION	VALUE($)

94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.150%, 03/07/14 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.110%, 03/07/14 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 03/07/14 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 03/07/14 # (e)	47,400
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.120%, 03/07/14 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.130%, 03/07/14 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.120%, 03/07/14 # (e)	96,700
40,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.120%, 03/07/14 # (e)	40,000
40,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.120%, 03/07/14 # (e)	40,000
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: Toronto-Dominion Bank, 0.130%, 03/07/14 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $1,091,000)	1,091,000

	Total Investments — 100.0% (Cost $19,446,817)*	19,446,817
	Liabilities in Excess of Other Assets — 0.0% (g)	(3,883)

	NET ASSETS — 100.0%	$19,442,934

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 2.6% (n)
	California — 0.7%
20,000	California Statewide Communities Development Authority, Series 2008-C, 0.180%, 05/08/14 (m)	20,000

	Florida — 0.7%
22,000	Gainesville Utility Systems, Series C, 0.160%, 04/21/14	22,000

	Massachusetts — 1.2%
34,000	Massachusetts Water Resources Authority, Series 1994, 0.180%, 03/19/14	34,000

	Total Commercial Paper (Cost $76,000)	76,000

Daily Demand Notes — 11.2%
	Florida — 1.4%
38,910	South Florida Water Management District, Series ROCS RR II R-12313, COP, VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.050%, 03/03/14 (e)	38,910

	Illinois — 0.1%
3,615	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/03/14	3,615

	Iowa — 0.4%
11,000	City of Iowa, Rev., VRDO, LIQ: U.S. Bank N.A., 0.120%, 03/03/14	11,000

	Michigan — 1.0%
30,000	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.050%, 03/03/14	30,000

	Mississippi — 0.5%
5,175	County of Jackson, Pollution Control, Chevron U.S.A. Inc. Project, Rev., VRDO, 0.040%, 03/03/14	5,175
9,350	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series F, Rev., VRDO, 0.040%, 03/03/14	9,350

		14,525

	New York — 4.9%
1,000	Long Island Power Authority, Electric System, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.040%, 03/03/14	1,000
15,000	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 03/03/14	15,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
80,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.050%, 03/03/14	80,000
36,900	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 03/03/14	36,900
10,000	New York State Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.050%, 03/03/14	10,000

		142,900

	Ohio — 0.1%
445	Allen County, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 03/03/14	445
100	Ohio State Air Quality Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project, Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.040%, 03/03/14	100
1,600	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project, Series C, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.040%, 03/03/14	1,600

		2,145

	Oklahoma — 0.0%
540	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, LIQ: Bank of America N.A., 0.070%, 03/03/14	540

	Tennessee — 2.0%
	Clarksville Public Building Authority,
8,700	Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/03/14	8,700
9,370	Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/03/14	9,370
38,790	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/03/14	38,790

		56,860

	Texas — 0.4%
12,000	Brazos River Authority, Pollution Control, TXU Electric Company Project, Series D-2, Class D, Rev., VRDO, AMT, LOC: Citibank N.A., 0.050%, 03/03/14	12,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	Washington — 0.4%
12,450	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.040%, 03/03/14 (e)	12,450

	Total Daily Demand Notes (Cost $324,945)	324,945

Monthly Demand Note — 0.3%
	Virginia — 0.3%
10,000	Suffolk EDA, Hospital Facilities, EAGLE, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 03/07/14 (e) (Cost $10,000)	10,000

Municipal Bonds — 11.4%
	California — 1.4%
41,250	State of California, Series A-2, Rev., RAN, 2.000%, 06/23/14	41,478

	Kentucky — 0.6%
15,500	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Rev., BAN, 2.000%, 11/26/14	15,685

	New Jersey — 7.2%
7,506	County of Bergen, Borough of Bergenfield, GO, BAN, 1.000%, 06/27/14	7,522
5,795	County of Camden, Township of Voorhees, Series A, GO, BAN, 1.500%, 03/31/14	5,800
9,280	County of Cumberland, GO, BAN, 1.250%, 07/16/14	9,305
7,756	County of Gloucester, Borough of Glassboro, Series A, GO, BAN, 2.000%, 01/15/15	7,856
12,804	County of Middlesex, City of New Brunswick, GO, BAN, 1.500%, 06/20/14	12,840
13,000	County of Monmouth, Township of Howell, GO, TAN, 1.250%, 04/24/14	13,011
10,885	County of Ocean, Township of Brick, Series B, GO, BAN, 1.500%, 09/26/14	10,945
11,190	State of New Jersey, County of Salem, GO, BAN, 1.500%, 06/27/14	11,231
130,000	State of New Jersey, Fiscal Year 2014, Series C, Rev., TRAN, 2.000%, 06/26/14	130,689

		209,199

	New York — 1.0%
10,000	Counties of Steuben, Schuyler, & Chemung, Corning City School District, Series C, GO, BAN, 1.250%, 06/26/14	10,028
15,129	County & City of Schenectady City School District, Series B, GO, BAN, 1.500%, 07/03/14	15,171
4,200	County of Nassau, Town of North Hempstead, GO, RAN, 1.250%, 05/20/14	4,208

		29,407

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 1.2%
17,000	City of Marysville, Wastewater Treatment System, GO, BAN, 1.500%, 05/29/14	17,043
16,300	County of Montgomery, Dayton City School District, School Facilities Construction & Improvement, Series B, GO, 1.250%, 10/15/14	16,397

		33,440

	Total Municipal Bonds (Cost $329,209)	329,209

Quarterly Demand Note — 1.6%
	Texas — 1.6%
45,000	Jefferson County Industrial Development Corp., Hurricane Ike Disaster Area, Jefferson Refinery, L.L.C. Project, Rev., VAR, LIQ: Branch Banking & Trust, 0.650%, 04/15/14 (Cost $45,000)	45,000

Semi-Annual Demand Note — 0.7%
	North Carolina — 0.7%
20,155	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 08/13/14 (e) (Cost $20,155)	20,155

Weekly Demand Notes — 62.4%
	Alabama — 0.4%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Class R, Rev., VAR, BHAC-CR, FSA, LIQ: Citibank N.A., 0.060%, 03/07/14 (e)	10,890

	Alaska — 0.6%
16,385	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-507, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	16,385

	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/07/14	15,000

	California — 3.4%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 03/07/14 (e)	17,900
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.060%, 03/07/14	15,000
31,025	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VAR, LIQ: FHLMC, 0.610%, 03/07/14	31,025

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
	Wells Fargo Stage Trust, Various States,
15,780	Series 15C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.100%, 03/07/14 (e)	15,780
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo & Co., 0.070%, 03/07/14 (e)	19,750

		99,455

	Colorado — 3.7%
	City & County of Denver, Airport Sytem,
6,700	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.060%, 03/07/14	6,700
12,000	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.060%, 03/07/14	12,000
	Deutsche Bank Spears/Lifers Trust, Various States,
18,100	Series DB-467, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.060%, 03/07/14	18,100
19,905	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.060%, 03/07/14	19,905
21,175	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.060%, 03/07/14	21,175
13,300	Series DBE-1129X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 03/07/14 (e)	13,300
17,600	RBC Municipal Products, Inc. Trust, Various States, Series C-11, Rev., VRDO, LOC: Royal Bank of Canada, 0.080%, 03/07/14	17,600

		108,780

	Connecticut — 2.1%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
14,200	Series D, Class D, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.040%, 03/07/14	14,200
45,805	Series D, Subseries D-3, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 03/07/14	45,805

		60,005

	Delaware — 1.8%
28,000	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.040%, 03/07/14	28,000
1,265	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.350%, 03/07/14 (e)	1,265
22,910	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.610%, 03/07/14	22,910

		52,175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	District of Columbia — 1.2%
25,960	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	25,960
7,500	RIB Floater Trust, Various States, Series 8WX, Rev., VRDO, LIQ: Barclays Bank plc, 0.060%, 03/07/14 (e)	7,500

		33,460

	Florida — 4.4%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.090%, 03/07/14	17,800
18,000	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.040%, 03/07/14	18,000
24,898	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.060%, 03/07/14 (e)	24,898
15,350	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.060%, 03/07/14	15,350
13,460	Orlando Utilities Commission, Utilities System, Series A, Rev., VRDO, 0.140%, 03/07/14 (i)	13,460
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 03/07/14	11,270
27,820	Wells Fargo Stage Trust, Various States, Series 39Z, Rev., VAR, LIQ: Wells Fargo & Co., 0.050%, 03/07/14 (e)	27,820

		128,598

	Georgia — 1.8%
15,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.090%, 03/07/14	15,000
29,570	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.040%, 03/07/14	29,570
7,900	Georgia Municipal Electric Authority, Series SGC-32, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.050%, 03/07/14 (e)	7,900

		52,470

	Illinois — 5.6%
7,300	County of Will, Solid Waste Disposal, BASF Corp. Project, Rev., VRDO, 0.190%, 03/07/14	7,300

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Illinois — Continued
	Deutsche Bank Spears/Lifers Trust, Various States,
15,045	Series DBE-660, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.160%, 03/07/14 (e)	15,045
31,420	Series DBE-1017, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	31,420
87,465	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.050%, 03/07/14	87,465
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 03/07/14 (e)	17,995
4,000	Regional Transportation Authority, Series SGC-45, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.050%, 03/07/14	4,000

		163,225

	Indiana — 0.1%
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 03/07/14	4,100

	Iowa — 0.7%
	Iowa Finance Authority, Multi-Family Housing,
10,620	Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank N.A., 0.050%, 03/07/14	10,620
8,645	Series B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank N.A., 0.050%, 03/07/14	8,645

		19,265

	Kentucky — 0.5%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/07/14	10,100
4,325	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.040%, 03/07/14	4,325

		14,425

	Louisiana — 0.2%
4,600	Parish of Ascension, BASF Corp. Project, Rev., VRDO, 0.190%, 03/07/14	4,600

	Maine — 1.0%
	Maine State Housing Authority,
10,300	Series D-3, Rev., VRDO, AMT, LIQ: State Street B&T Co., 0.060%, 03/07/14	10,300
17,485	Series G, Rev., VRDO, AMT, LIQ: State Street B&T Co., 0.060%, 03/07/14	17,485

		27,785

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — 0.8%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.130%, 03/07/14 (e)	7,925
15,280	Wells Fargo Stage Trust, Various States, Series 32C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.100%, 03/07/14 (e)	15,280

		23,205

	Massachusetts — 1.4%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.120%, 03/07/14 (i)	16,050
11,165	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.050%, 03/07/14 (e)	11,165
14,300	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 2011-2, Rev., VRDO, 0.120%, 03/07/14 (i)	14,300

		41,515

	Michigan — 5.4%
	Detroit City School District,
7,575	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.130%, 03/07/14 (e)	7,575
9,800	Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.130%, 03/07/14 (e)	9,800
5,815	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.180%, 03/07/14 (e)	5,815
30,280	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VAR, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.140%, 03/07/14 (e)	30,280
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group,
8,650	Series F-7, Rev., VRDO, 0.090%, 03/07/14 (i)	8,650
2,000	Series F-7, Rev., VRDO, 0.090%, 03/07/14 (i)	2,000
6,735	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 03/07/14	6,735
	Michigan State Housing Development Authority, Single Family Mortgage,
21,700	Series D-1, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.050%, 03/07/14	21,700
4,000	Series E, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 03/07/14	4,000

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
	RBC Municipal Products, Inc. Trust, Various States,
20,580	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.070%, 03/07/14	20,580
18,750	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.070%, 03/07/14	18,750
20,000	Series L-30, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.070%, 03/07/14	20,000

		155,885

	Minnesota — 0.1%
2,140	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.100%, 03/07/14 (e)	2,140

	New Jersey — 0.2%
6,550	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 03/07/14	6,550

	New York — 2.9%
10,000	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-1200, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	10,000
14,450	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.080%, 03/07/14 (e)	14,450
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.100%, 03/07/14	20,000
4,188	New York Convention Center Development Corp., Series 2364, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.050%, 03/07/14 (e)	4,188
12,950	New York State Housing Finance Agency, 80 Dekalb Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 03/07/14	12,950
22,400	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.050%, 03/07/14	22,400

		83,988

	North Carolina — 1.6%
11,420	City of Raleigh, Rev., VRDO, 0.130%, 03/07/14 (i)	11,420

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — Continued
6,935	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 03/07/14	6,935
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 03/07/14 (e)	5,000
12,000	North Carolina Medical Care Commission, Hospital, Cone Health, Series B, Rev., VRDO, 0.150%, 03/07/14 (i)	12,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.070%, 03/07/14	9,800

		45,155

	North Dakota — 0.3%
9,200	North Dakota State Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Class A, Rev., VRDO, LIQ: FHLB, 0.060%, 03/07/14	9,200

	Ohio — 4.2%
525	City of Monroe, Corridor 75 Park Ltd. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 03/07/14	525
740	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 03/07/14	740
8,795	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.070%, 03/07/14	8,795
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
900	Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: FHLB, 0.040%, 03/07/14	900
37,400	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Wells Fargo Bank N.A., 0.060%, 03/07/14	37,400
44,890	Series I, Rev., VRDO, AMT, LIQ: Wells Fargo Bank N.A., 0.070%, 03/07/14	44,890
110	Series J, Rev., VRDO, AMT, LIQ: State Street B&T Co., 0.050%, 03/07/14	110
25,560	Puttable Floating Option Tax-Exempt Receipts, Series MT-808, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.270%, 03/07/14 (e)	25,560

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
1,950	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International, Inc. Obligor, Series 1, Rev., VRDO, 0.040%, 03/07/14	1,950
1,230	Wells Fargo Stage Trust, Various States, Series 56C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.070%, 03/07/14 (e)	1,230

		122,100

	Pennsylvania — 2.1%
12,615	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders Trust Co., 0.080%, 03/07/14	12,615
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.040%, 03/07/14 (e)	14,165
33,840	St. Mary Hospital Authority, Catholic Health Initiatives, Rev., VRDO, 0.050%, 03/07/14	33,840

		60,620

	South Carolina — 0.2%
5,700	County of Cherokee, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 03/07/14	5,700

	South Dakota — 0.6%
18,700	South Dakota Housing Development Authority, Homeownership Mortgage, Series G, Rev., VRDO, 0.050%, 03/07/14	18,700

	Tennessee — 1.0%
7,800	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.050%, 03/07/14	7,800
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.070%, 03/07/14	9,000
11,260	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.060%, 03/07/14	11,260

		28,060

	Texas — 4.5%
5,200	Brazoria County Brazos River Harbor Navigation District, BASF Corp. Project, Rev., VRDO, 0.190%, 03/07/14	5,200
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.050%, 03/07/14	13,695

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — Continued
	Deutsche Bank Spears/Lifers Trust, Various States,
37,780	Series DBE-1015, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	37,780
11,250	Series DBE-1182, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 03/07/14 (e)	11,250
13,725	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.060%, 03/07/14	13,725
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VAR, LIQ: Citibank N.A., 0.060%, 03/07/14 (e)	10,950
11,510	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.090%, 03/07/14	11,510
12,500	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Baylor Health Care System Project, Series B, Rev., VAR, 0.160%, 03/07/14 (i)	12,500
3,050	Texas Department of Housing and Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank N.A., 0.060%, 03/07/14	3,050
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.050%, 03/07/14	12,000

		131,660

	Utah — 0.4%
	Utah Housing Corp., Single Family Mortgage,
5,695	Series D, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 03/07/14	5,695
6,535	Series F, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 03/07/14	6,535

		12,230

	Virginia — 4.7%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
48,083	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 03/07/14	48,083
17,410	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/07/14	17,410
17,650	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.070%, 03/07/14	17,650
	Norfolk City EDA, Hospital Facilities, Sentra Healthcare,
10,800	Series B, Class B, Rev., VRDO, 0.150%, 03/07/14 (i)	10,800

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Virginia — Continued
9,165	Series C, Class C, Rev., VRDO, 0.150%, 03/07/14 (i)	9,165
	Virginia Housing Development Authority, MERLOTS,
19,995	Series B-18, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.100%, 03/07/14 (e)	19,995
12,750	Series C-42, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.100%, 03/07/14 (e)	12,750

		135,853

	Washington — 1.0%
20,000	Washington Health Care Facilities Authority, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.180%, 03/07/14 (i)	20,000
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 03/07/14	9,985

		29,985

	Wisconsin — 3.0%
16,795	Wells Fargo Stage Trust, Various States, Series 2C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.100%, 03/07/14 (e)	16,795
	Wisconsin Housing & EDA, Home Ownership,
34,345	Series A, Rev., VRDO, LIQ: BMO Harris Bank N.A., 0.060%, 03/07/14	34,345
12,075	Series C, Rev., VRDO, LIQ: Fortis Bank S.A., 0.389%, 03/07/14	12,075
13,180	Series C, Rev., VRDO, LIQ: Fortis Bank S.A., 0.389%, 03/07/14	13,180
9,415	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.090%, 03/07/14	9,415

		85,810

	Total Weekly Demand Notes (Cost $1,808,974)	1,808,974

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 9.7%
35,400	BlackRock MuniHoldings New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.240%, 03/07/14 # (e)	35,400
27,500	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.240%, 03/07/14 # (e)	27,500
42,500	BlackRock MuniYield Fund, Inc., LIQ: Bank of America N.A., 0.240%, 03/07/14 # (e)	42,500
15,000	BlackRock MuniYield Quality Fund, Inc., LIQ: Morgan Stanley Bank, 0.120%, 03/07/14 # (e)	15,000
22,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.110%, 03/07/14 # (e)	22,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.110%, 03/07/14 # (e)	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.100%, 03/07/14 # (e)	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.120%, 03/07/14 # (e)	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank Trust Company Americas, 0.150%, 03/07/14 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.110%, 03/07/14 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 03/07/14 # (e)	8,600
5,500	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.120%, 03/07/14 # (e)	5,500
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.130%, 03/07/14 # (e)	19,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank PLC, 0.120%, 03/07/14 # (e)	50,000

	Total Variable Rate Demand Preferred Shares (Cost $281,300)	281,300

	Total Investments — 99.9% (Cost $2,895,583)*	2,895,583
	Other Assets in Excess of Liabilities — 0.1%	2,369

	NET ASSETS — 100.0%	$2,897,952

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	61

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note

RE	— Reinsured
Rev.	— Revenue

ROCS	— Reset Option Certificates
SCAGO	— South Carolina Association of Governmental Organizations
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2014.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2014.
XLCA	— Insured by XL Capital Assurance

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— When-issued security.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.
†	— Security matures in 2110.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$105,504,180		$16,112,195	$42,975,563		$8,696,075
Repurchase agreements, at value	11,126,635		805,000	10,915,377		7,191,904

Total investment securities, at value	116,630,815		16,917,195	53,890,940		15,887,979
Cash	—		—	—	(a)	—	(a)
Receivables:
Fund shares sold	—	(a)	—	—		—
Interest from non-affiliates	31,526		4,434	6,070		17,099
Due from Adviser	—		—	—		1

Total Assets	116,662,341		16,921,629	53,897,010		15,905,079

LIABILITIES:
Payables:
Due to custodian	118		29	—		—
Distributions	1,488		86	236		—
Investment securities purchased	714,704		—	499,954		—
Fund shares redeemed	1		—	—		—
Accrued liabilities:
Investment advisory fees	7,081		1,015	24		—
Administration fees	6,107		534	2,475		499
Shareholder servicing fees	1,636		229	—		—
Distribution fees	—		2	2		—
Custodian and accounting fees	1,023		183	468		174
Trustees’ and Chief Compliance Officer’s fees	3		2	21		—	(a)
Audit fees	92		60	67		62
Transfer agent fees	926		211	479		144
Printing and mailing costs	512		636	220		39
Other	544		63	81		53

Total Liabilities	734,235		3,050	504,027		971

Net Assets	$115,928,106		$16,918,579	$53,392,983		$15,904,108

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$115,928,288	$16,918,833	$53,393,708	$15,904,387
Accumulated undistributed (distributions in excess of) net investment income	(364)	(305)	(988)	(456)
Accumulated net realized gains (losses)	182	51	263	177

Total Net Assets	$115,928,106	$16,918,579	$53,392,983	$15,904,108

Net Assets:
Class B	$858	$2,286	$—	$150
Class C	17,658	670,626	—	142,412
Agency	7,565,361	71,955	7,098,492	2,590,914
Capital	68,193,741	3,795,256	25,817,838	—
Cash Management	753,657	—	—	—
Direct	1,596,040	—	281,437	1,655,840
Eagle Class	373,324	—	1,838,360	100
E*Trade	—	5,922,072	—	—
IM	100	—	563,436	1,931,586
Institutional Class	29,139,007	2,901,004	7,099,746	7,296,339
Investor	692,922	753,825	3,664,674	237,466
Morgan	2,332,919	2,367,494	2,435,725	612,152
Premier	2,021,372	130,733	3,646,033	493,950
Reserve	1,426,646	184,873	48,890	943,099
Service	1,814,501	118,455	898,352	100

Total	$115,928,106	$16,918,579	$53,392,983	$15,904,108

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class B	858	2,286	—	150
Class C	17,658	670,628	—	142,420
Agency	7,565,352	71,955	7,098,676	2,590,902
Capital	68,193,841	3,795,279	25,816,849	—
Cash Management	753,645	—	—	—
Direct	1,596,039	—	281,501	1,655,936
Eagle Class	373,327	—	1,838,391	100
E*Trade	—	5,922,100	—	—
IM	100	—	563,420	1,931,507
Institutional Class	29,139,062	2,901,016	7,100,125	7,296,570
Investor	692,919	753,827	3,665,312	237,486
Morgan	2,332,899	2,367,507	2,435,699	612,189
Premier	2,021,351	130,733	3,646,356	493,989
Reserve	1,426,627	184,874	48,879	943,146
Service	1,814,468	118,456	898,471	100

Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$105,504,180	$16,112,195	$42,975,563	$8,696,075
Cost of repurchase agreements	11,126,635	805,000	10,915,377	7,191,904

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund		Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$4,440,251	$23,395,257	$19,446,817		$2,895,583
Cash	1	1	45		2
Receivables:
Investment securities sold	—	1,149,940	—		—
Fund shares sold	7,648	—	—		—
Interest from non-affiliates	969	10,737	15,420		2,817

Total Assets	4,448,869	24,555,935	19,462,282		2,898,402

LIABILITIES:
Payables:
Distributions	18	—	130		1
Investment securities purchased	—	1,149,865	17,850		—
Fund shares redeemed	2,416	—	—		—
Accrued liabilities:
Investment advisory fees	—	—	—	(a)	107
Administration fees	63	757	867		153
Custodian and accounting fees	35	190	168		30
Trustees’ and Chief Compliance Officer’s fees	5	8	1		2
Audit fees	30	41	40		30
Transfer agent fees	55	204	123		27
Printing and mailing costs	549	73	115		87
Other	41	105	54		13

Total Liabilities	3,212	1,151,243	19,348		450

Net Assets	$4,445,657	$23,404,692	$19,442,934		$2,897,952

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$4,445,761	$23,404,730	$19,442,884	$2,898,024
Accumulated undistributed (distributions in excess of) net investment income	(155)	(455)	(9)	3
Accumulated net realized gains (losses)	51	417	59	(75)

Total Net Assets	$4,445,657	$23,404,692	$19,442,934	$2,897,952

Net Assets:
Agency	$233,285	$1,991,907	$307,751	$39,280
Capital	—	9,468,647	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,329,718	—
E*Trade	—	—	—	1,992,153
Institutional Class	3,835,871	9,143,359	10,650,809	224,592
Morgan	96,652	1,625,797	280,117	330,333
Premier	277,420	1,130,636	2,390,160	40,357
Reserve	2,429	44,246	4,484,279	32,909
Service	—	100	—	238,328

Total	$4,445,657	$23,404,692	$19,442,934	$2,897,952

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	233,310	1,991,971	307,745	39,281
Capital	—	9,468,586	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,329,693	—
E*Trade	—	—	—	1,992,198
Institutional Class	3,836,295	9,143,260	10,650,361	224,594
Morgan	96,670	1,625,810	280,110	330,341
Premier	277,462	1,130,666	2,390,148	40,359
Reserve	2,430	44,246	4,484,274	32,910
Service	—	100	—	238,332

Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$4,440,251	$23,395,257	$19,446,817	$2,895,583

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$265,980	$36,590	$58,831	$12,096
Income from interfund lending (net)	—	21	—	—

Total investment income	265,980	36,611	58,831	12,096

EXPENSES:
Investment advisory fees	88,658	11,871	47,321	12,415
Administration fees	77,270	10,348	41,268	10,828
Distribution fees	18,709	35,281	13,107	4,171
Shareholder servicing fees	103,569	31,924	82,878	21,069
Custodian and accounting fees	3,176	570	1,499	488
Professional fees	1,337	218	657	230
Trustees’ and Chief Compliance Officer’s fees	1,183	154	666	154
Printing and mailing costs	886	2,204	516	89
Registration and filing fees	731	204	323	251
Transfer agent fees	2,747	541	1,397	395
Other	1,328	162	724	219

Total expenses	299,594	93,477	190,356	50,309

Less amounts waived	(82,839)	(62,924)	(137,424)	(38,210)
Less earnings credits	(11)	(1)	(16)	(3)

Net expenses	216,744	30,552	52,916	12,096

Net investment income (loss)	49,236	6,059	5,915	— (a)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	702	96	824	178

Change in net assets resulting from operations	$49,938	$6,155	$6,739	$178

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund		Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,342	$14,586	$22,568		$5,636

EXPENSES:
Investment advisory fees	3,346	18,468	14,994		2,324
Administration fees	2,916	16,104	13,071		2,027
Distribution fees	151	1,826	19,072		13,562
Shareholder servicing fees	5,269	26,412	43,595		8,363
Custodian and accounting fees	103	595	488		94
Interest expense to affiliates	—	—	2		1
Professional fees	90	297	223		76
Trustees’ and Chief Compliance Officer’s fees	49	260	203		34
Printing and mailing costs	1,099	145	213		275
Registration and filing fees	99	388	114		103
Transfer agent fees	152	674	418		77
Other	71	309	180		28

Total expenses	13,345	65,478	92,573		26,964

Less amounts waived	(10,420)	(50,892)	(71,641)		(21,594)
Less earnings credits	—	—	—	(a)	—	(a)

Net expenses	2,925	14,586	20,932		5,370

Net investment income (loss)	417	—	1,636		266

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	74	517	824		78

Change in net assets resulting from operations	$491	$517	$2,460		$344

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$49,236	$149,125	$6,059	$11,448
Net realized gain (loss)	702	770	96	53

Change in net assets resulting from operations	49,938	149,895	6,155	11,501

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	— (a)	— (a)	— (a)	— (a)
From net realized gains	— (a)	— (a)	— (a)	— (a)
Class C
From net investment income	(2)	(1)	(39)	(34)
From net realized gains	— (a)	— (a)	(2)	(2)
Agency
From net investment income	(1,043)	(6,255)	(12)	(128)
From net realized gains	(88)	(95)	— (a)	(1)
Capital
From net investment income	(38,915)	(110,950)	(2,282)	(5,617)
From net realized gains	(755)	(869)	(17)	(22)
Cash Management
From net investment income	(72)	(59)	—	—
From net realized gains	(8)	(7)	—	—
Direct
From net investment income	(207)	(463)	—	—
From net realized gains	(10)	(14)	—	—
Eagle Class
From net investment income	(40)	(6)	—	—
From net realized gains	(4)	— (a)	—	—
E*Trade
From net investment income	—	—	(2,386)	(357)
From net realized gains	—	—	(22)	(3)
IM (b)
From net investment income	— (a)	— (a)	—	—
From net realized gains	— (a)	— (a)	—	—
Institutional Class
From net investment income	(8,119)	(30,494)	(987)	(4,965)
From net realized gains	(335)	(299)	(11)	(21)
Investor
From net investment income	(49)	(48)	(65)	(52)
From net realized gains	(6)	(6)	(2)	(3)
Morgan
From net investment income	(247)	(248)	(245)	(262)
From net realized gains	(27)	(30)	(10)	(16)
Premier
From net investment income	(226)	(299)	(11)	(13)
From net realized gains	(22)	(36)	— (a)	(1)
Reserve
From net investment income	(142)	(144)	(19)	(21)
From net realized gains	(15)	(17)	(1)	(1)
Service
From net investment income	(174)	(158)	(13)	(13)
From net realized gains	(20)	(19)	— (a)	(1)

Total distributions to shareholders	(50,526)	(150,517)	(6,124)	(11,533)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$6,353,829	$(13,110,013)	$5,150,015	$(311,141)

NET ASSETS:
Change in net assets	6,353,241	(13,110,635)	5,150,046	(311,173)
Beginning of period	109,574,865	122,685,500	11,768,533	12,079,706

End of period	$115,928,106	$109,574,865	$16,918,579	$11,768,533

Accumulated undistributed (distributions in excess of) net investment income	$(364)	$(364)	$(305)	$(305)

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective May 31, 2012 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,915	$4,361	$— (a)	$1
Net realized gain (loss)	824	565	178	77

Change in net assets resulting from operations	6,739	4,926	178	78

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	—	—	— (a)	— (a)
From net realized gains	—	—	— (a)	— (a)
Class C
From net investment income	—	—	— (a)	— (a)
From net realized gains	—	—	— (a)	— (a)
Agency
From net investment income	(1,039)	(314)	(2)	(4)
From net realized gains	(144)	(63)	(9)	(2)
Capital
From net investment income	(2,667)	(3,231)	—	—
From net realized gains	(408)	(161)	—	—
Direct
From net investment income	(37)	(20)	(2)	(4)
From net realized gains	(4)	(3)	(5)	(3)
Eagle Class (b)
From net investment income	(200)	(82)	— (a)	— (a)
From net realized gains	(28)	(5)	— (a)	— (a)
IM (c)
From net investment income	(38)	— (a)	(2)	— (a)
From net realized gains	(7)	— (a)	(5)	— (a)
Institutional Class
From net investment income	(708)	(387)	(6)	(17)
From net realized gains	(105)	(71)	(21)	(12)
Investor
From net investment income	(450)	(167)	— (a)	(1)
From net realized gains	(60)	(31)	(1)	(1)
Morgan
From net investment income	(253)	(83)	— (a)	(1)
From net realized gains	(36)	(14)	(2)	(1)
Premier
From net investment income	(428)	(160)	— (a)	(1)
From net realized gains	(60)	(27)	(1)	(1)
Reserve
From net investment income	(4)	(1)	(1)	(2)
From net realized gains	(1)	— (a)	(3)	(1)
Service
From net investment income	(91)	(34)	— (a)	— (a)
From net realized gains	(14)	(6)	— (a)	— (a)

Total distributions to shareholders	(6,782)	(4,860)	(60)	(51)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$(7,768,906)	$(3,990,266)	$1,232,544	$1,913,117

NET ASSETS:
Change in net assets	(7,768,949)	(3,990,200)	1,232,662	1,913,144
Beginning of period	61,161,932	65,152,132	14,671,446	12,758,302

End of period	$53,392,983	$61,161,932	$15,904,108	$14,671,446

Accumulated undistributed (distributions in excess of) net investment income	$(988)	$(988)	$(456)	$(443)

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective March 1, 2012.
(c)	Commencement of offering of class of shares effective May 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$417	$454	$—	$—
Net realized gain (loss)	74	37	517	387

Change in net assets resulting from operations	491	491	517	387

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(25)	(45)	(4)	(4)
From net realized gains	(3)	(3)	(42)	(22)
Capital
From net investment income	—	—	(14)	(18)
From net realized gains	—	—	(190)	(87)
Institutional Class
From net investment income	(347)	(360)	(15)	(14)
From net realized gains	(51)	(32)	(184)	(79)
Morgan
From net investment income	(11)	(12)	(3)	(4)
From net realized gains	(1)	(1)	(33)	(18)
Premier
From net investment income	(33)	(35)	(2)	(3)
From net realized gains	(5)	(3)	(25)	(16)
Reserve
From net investment income	(1)	(2)	— (a)	(2)
From net realized gains	— (a)	— (a)	(1)	(1)
Service
From net investment income	—	—	— (a)	— (a)
From net realized gains	—	—	— (a)	— (a)

Total distributions to shareholders	(477)	(493)	(513)	(268)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	488,970	(1,742,298)	(1,158,441)	4,081,616

NET ASSETS:
Change in net assets	488,984	(1,742,300)	(1,158,437)	4,081,735
Beginning of period	3,956,673	5,698,973	24,563,129	20,481,394

End of period	$4,445,657	$3,956,673	$23,404,692	$24,563,129

Accumulated undistributed (distributions in excess of) net investment income	$(155)	$(155)	$(455)	$(417)

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,636	$1,553	$266	$702
Net realized gain (loss)	824	1,072	78	256

Change in net assets resulting from operations	2,460	2,625	344	958

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(29)	(46)	(4)	(39)
From net realized gains	(31)	(26)	—	—
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	— (a)	— (a)	—	—
Eagle Class
From net investment income	(134)	(143)	—	—
From net realized gains	(133)	(56)	—	—
E*Trade
From net investment income	—	—	(194)	(176)
Institutional Class
From net investment income	(605)	(1,438)	(41)	(487)
From net realized gains	(771)	(280)	—	—
Morgan
From net investment income	(27)	(20)	(14)	—
From net realized gains	(27)	(18)	—	—
Premier
From net investment income	(350)	(150)	(2)	—
From net realized gains	(415)	(133)	—	—
Reserve
From net investment income	(486)	(354)	(2)	—
From net realized gains	(457)	(365)	—	—
Service
From net investment income	—	—	(9)	—

Total distributions to shareholders	(3,465)	(3,029)	(266)	(702)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	236,978	494,792	59,134	(309,071)

NET ASSETS:
Change in net assets	235,973	494,388	59,212	(308,815)
Beginning of period	19,206,961	18,712,573	2,838,740	3,147,555

End of period	$19,442,934	$19,206,961	$2,897,952	$2,838,740

Accumulated undistributed (distributions in excess of) net investment income	$(9)	$—	$3	$4

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$328	$616	$677	$692
Distributions reinvested	— (a)	— (a)	— (a)	— (a)
Cost of shares redeemed	(1,356)	(1,559)	(2,034)	(3,297)

Change in net assets resulting from Class B capital transactions	$(1,028)	$(943)	$(1,357)	$(2,605)

Class C
Proceeds from shares issued	$40,993	$13,658	$643,314	$193,624
Distributions reinvested	2	1	41	36
Cost of shares redeemed	(32,424)	(14,565)	(337,174)	(227,948)

Change in net assets resulting from Class C capital transactions	$8,571	$(906)	$306,181	$(34,288)

Agency
Proceeds from shares issued	$356,924,268	$345,844,086	$599,080	$1,134,738
Distributions reinvested	282	1,250	6	70
Cost of shares redeemed	(356,891,630)	(346,332,128)	(649,518)	(1,147,396)

Change in net assets resulting from Agency capital transactions	$32,920	$(486,792)	$(50,432)	$(12,588)

Capital
Proceeds from shares issued	$719,046,984	$709,879,674	$20,935,658	$24,296,154
Distributions reinvested	17,012	48,612	1,698	4,055
Cost of shares redeemed	(719,011,509)	(717,272,180)	(19,948,333)	(24,479,435)

Change in net assets resulting from Capital capital transactions	$52,487	$(7,343,894)	$989,023	$(179,226)

Cash Management
Proceeds from shares issued	$2,249,680	$1,761,503	$—	$—
Distributions reinvested	78	64	—	—
Cost of shares redeemed	(2,198,538)	(1,586,738)	—	—

Change in net assets resulting from Cash Management capital transactions	$51,220	$174,829	$—	$—

Direct
Proceeds from shares issued	$2,831,185	$3,017,066	$—	$—
Distributions reinvested	10	—	—	—
Cost of shares redeemed	(1,989,344)	(3,821,696)	—	—

Change in net assets resulting from Direct capital transactions	$841,851	$(804,630)	$—	$—

Eagle Class
Proceeds from shares issued	$572,980	$457,833	$—	$—
Distributions reinvested	44	2	—	—
Cost of shares redeemed	(630,866)	(865,182)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(57,842)	$(407,347)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$4,430,167	$2,424,691
Distributions reinvested	—	—	2,408	360
Cost of shares redeemed	—	—	(957,157)	(178,214)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$3,475,418	$2,246,837

IM (b)
Proceeds from shares issued	$—	$100	$—	$—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	— (a)	—	—	—

Change in net assets resulting from IM capital transactions	$— (a)	$100	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$140,245,008	$180,139,620	$26,731,713	$32,251,525
Distributions reinvested	2,281	9,506	133	663
Cost of shares redeemed	(134,603,869)	(183,422,734)	(26,365,272)	(33,961,063)

Change in net assets resulting from Institutional Class capital transactions	$5,643,420	$(3,273,608)	$366,574	$(1,708,875)

Investor
Proceeds from shares issued	$662,077	$282,108	$9,694,350	$6,770,318
Distributions reinvested	55	54	56	42
Cost of shares redeemed	(372,537)	(399,626)	(9,508,265)	(6,765,128)

Change in net assets resulting from Investor capital transactions	$289,595	$(117,464)	$186,141	$5,232

Morgan
Proceeds from shares issued	$136,511,609	$136,835,298	$8,389,839	$9,178,840
Distributions reinvested	155	134	240	262
Cost of shares redeemed	(136,728,722)	(136,952,855)	(8,494,856)	(9,682,725)

Change in net assets resulting from Morgan capital transactions	$(216,958)	$(117,423)	$(104,777)	$(503,623)

Premier
Proceeds from shares issued	$60,901,255	$78,807,284	$965,328	$880,077
Distributions reinvested	102	114	2	2
Cost of shares redeemed	(61,420,103)	(79,605,257)	(989,372)	(891,792)

Change in net assets resulting from Premier capital transactions	$(518,746)	$(797,859)	$(24,042)	$(11,713)

Reserve
Proceeds from shares issued	$92,338,737	$105,199,792	$41,580,858	$45,446,220
Distributions reinvested	117	112	4	3
Cost of shares redeemed	(92,361,282)	(105,277,809)	(41,574,017)	(45,518,102)

Change in net assets resulting from Reserve capital transactions	$(22,428)	$(77,905)	$6,845	$(71,879)

Service
Proceeds from shares issued	$1,727,149	$1,574,392	$22,726,885	$27,779,159
Distributions reinvested	194	177	4	2
Cost of shares redeemed	(1,476,576)	(1,430,740)	(22,726,448)	(27,817,574)

Change in net assets resulting from Service capital transactions	$250,767	$143,829	$441	$(38,413)

Total change in net assets resulting from capital transactions	$6,353,829	$(13,110,013)	$5,150,015	$(311,141)

SHARE TRANSACTIONS:
Class B
Issued	328	615	675	692
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(1,356)	(1,559)	(2,033)	(3,297)

Change in Class B Shares	(1,028)	(944)	(1,358)	(2,605)

Class C
Issued	40,993	13,658	643,327	193,624
Reinvested	2	1	41	36
Redeemed	(32,424)	(14,564)	(337,171)	(227,948)

Change in Class C Shares	8,571	(905)	306,197	(34,288)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Agency
Issued	356,924,268	345,844,124	599,073	1,134,738
Reinvested	282	1,250	6	70
Redeemed	(356,891,630)	(346,332,128)	(649,518)	(1,147,396)

Change in Agency Shares	32,920	(486,754)	(50,439)	(12,588)

Capital
Issued	719,046,984	709,879,719	20,935,700	24,296,154
Reinvested	17,012	48,612	1,698	4,055
Redeemed	(719,011,509)	(717,271,923)	(19,948,333)	(24,479,435)

Change in Capital Shares	52,487	(7,343,592)	989,065	(179,226)

Cash Management
Issued	2,249,680	1,761,479	—	—
Reinvested	78	64	—	—
Redeemed	(2,198,538)	(1,586,738)	—	—

Change in Cash Management Shares	51,220	174,805	—	—

Direct
Issued	2,831,185	3,017,051	—	—
Reinvested	10	—	—	—
Redeemed	(1,989,344)	(3,821,696)	—	—

Change in Direct Shares	841,851	(804,645)	—	—

Eagle Class
Issued	572,980	457,828	—	—
Reinvested	44	2	—	—
Redeemed	(630,866)	(865,182)	—	—

Change in Eagle Class Shares	(57,842)	(407,352)	—	—

E*Trade
Issued	—	—	4,430,199	2,424,691
Reinvested	—	—	2,408	360
Redeemed	—	—	(957,157)	(178,214)

Change in E*Trade Shares	—	—	3,475,450	2,246,837

IM (b)
Issued	—	100	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	— (a)	—	—	—

Change in IM Shares	— (a)	100	—	—

Institutional Class
Issued	140,245,008	180,138,915	26,731,693	32,251,525
Reinvested	2,281	9,506	133	663
Redeemed	(134,603,869)	(183,422,734)	(26,365,272)	(33,961,063)

Change in Institutional Class Shares	5,643,420	(3,274,313)	366,554	(1,708,875)

Investor
Issued	662,077	282,097	9,694,303	6,770,318
Reinvested	55	54	56	42
Redeemed	(372,537)	(399,626)	(9,508,232)	(6,765,128)

Change in Investor Shares	289,595	(117,475)	186,127	5,232

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Morgan
Issued	136,511,609	136,835,647	8,389,859	9,178,840
Reinvested	155	134	240	262
Redeemed	(136,728,722)	(136,952,855)	(8,494,831)	(9,682,725)

Change in Morgan Shares	(216,958)	(117,074)	(104,732)	(503,623)

Premier
Issued	60,901,255	78,807,319	965,335	880,077
Reinvested	102	114	2	2
Redeemed	(61,420,103)	(79,605,153)	(989,364)	(891,792)

Change in Premier Shares	(518,746)	(797,720)	(24,027)	(11,713)

Reserve
Issued	92,338,737	105,199,771	41,580,743	45,446,220
Reinvested	117	112	4	3
Redeemed	(92,361,282)	(105,277,797)	(41,574,006)	(45,518,102)

Change in Reserve Shares	(22,428)	(77,914)	6,741	(71,879)

Service
Issued	1,727,149	1,574,336	22,726,877	27,779,159
Reinvested	194	177	4	2
Redeemed	(1,476,576)	(1,430,740)	(22,726,448)	(27,817,574)

Change in Service Shares	250,767	143,773	433	(38,413)

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	Commencement of offering of class of shares effective May 31, 2012 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$—	$—	$84	$25
Distributions reinvested	—	—	— (a)	— (a)
Cost of shares redeemed	—	—	(323)	(152)

Change in net assets resulting from Class B capital transactions	$—	$—	$(239)	$(127)

Class C
Proceeds from shares issued	$—	$—	$182,038	$116,849
Distributions reinvested	—	—	— (a)	— (a)
Cost of shares redeemed	—	—	(225,176)	(120,501)

Change in net assets resulting from Class C capital transactions	$—	$—	$(43,138)	$(3,652)

Agency
Proceeds from shares issued	$209,089,095	$216,437,658	$70,120,819	$77,849,743
Distributions reinvested	208	32	9	1
Cost of shares redeemed	(211,702,871)	(215,245,329)	(70,399,538)	(75,978,317)

Change in net assets resulting from Agency capital transactions	$(2,613,568)	$1,192,361	$(278,710)	$1,871,427

Capital
Proceeds from shares issued	$256,309,591	$299,890,114	$—	$—
Distributions reinvested	1,807	1,902	—	—
Cost of shares redeemed	(258,705,708)	(305,197,947)	—	—

Change in net assets resulting from Capital capital transactions	$(2,394,310)	$(5,305,931)	$—	$—

Direct
Proceeds from shares issued	$842,248	$863,686	$2,617,001	$2,200,840
Distributions reinvested	4	—	5	—
Cost of shares redeemed	(953,145)	(1,117,266)	(2,595,727)	(2,636,436)

Change in net assets resulting from Direct capital transactions	$(110,893)	$(253,580)	$21,279	$(435,596)

Eagle Class (b)
Proceeds from shares issued	$1,175,166	$2,748,844	$—	$100
Distributions reinvested	226	86	— (a)	— (a)
Cost of shares redeemed	(1,556,413)	(529,518)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(381,021)	$2,219,412	$— (a)	$100

IM (c)
Proceeds from shares issued	$3,145,597	$100	$16,042,339	$100
Distributions reinvested	8	— (a)	5	— (a)
Cost of shares redeemed	(2,582,285)	—	(14,110,937)	—

Change in net assets resulting from IM capital transactions	$563,320	$100	$1,931,407	$100

Institutional Class
Proceeds from shares issued	$63,764,740	$132,821,190	$58,179,162	$71,792,727
Distributions reinvested	165	65	17	9
Cost of shares redeemed	(64,929,163)	(134,960,223)	(58,438,833)	(71,183,456)

Change in net assets resulting from Institutional Class capital transactions	$(1,164,258)	$(2,138,968)	$(259,654)	$609,280

Investor
Proceeds from shares issued	$2,499,033	$2,663,650	$705,945	$660,185
Distributions reinvested	510	198	— (a)	— (a)
Cost of shares redeemed	(3,272,164)	(2,628,020)	(768,902)	(741,536)

Change in net assets resulting from Investor capital transactions	$(772,621)	$35,828	$(62,957)	$(81,351)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$81,354,935	$103,683,836	$47,315,780	$45,452,116
Distributions reinvested	85	38	1	— (a)
Cost of shares redeemed	(81,714,532)	(102,819,741)	(47,300,727)	(45,409,540)

Change in net assets resulting from Morgan capital transactions	$(359,512)	$864,133	$15,054	$42,576

Premier
Proceeds from shares issued	$59,312,011	$59,982,447	$30,852,504	$24,845,315
Distributions reinvested	43	16	1	— (a)
Cost of shares redeemed	(59,850,267)	(60,639,648)	(30,970,212)	(24,851,887)

Change in net assets resulting from Premier capital transactions	$(538,213)	$(657,185)	$(117,707)	$(6,572)

Reserve
Proceeds from shares issued	$6,025,168	$4,286,528	$42,479,948	$49,003,950
Distributions reinvested	2	— (a)	4	3
Cost of shares redeemed	(6,010,800)	(4,275,834)	(42,452,743)	(49,087,021)

Change in net assets resulting from Reserve capital transactions	$14,370	$10,694	$27,209	$(83,068)

Service
Proceeds from shares issued	$4,969,492	$5,713,454	$—	$—
Distributions reinvested	103	40	— (a)	— (a)
Cost of shares redeemed	(4,981,795)	(5,670,624)	—	—

Change in net assets resulting from Service capital transactions	$(12,200)	$42,870	$— (a)	$— (a)

Total change in net assets resulting from capital transactions	$(7,768,906)	$(3,990,266)	$1,232,544	$1,913,117

SHARE TRANSACTIONS:
Class B
Issued	—	—	84	25
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(323)	(152)

Change in Class B Shares	—	—	(239)	(127)

Class C
Issued	—	—	182,038	116,847
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(225,176)	(120,501)

Change in Class C Shares	—	—	(43,138)	(3,654)

Agency
Issued	209,089,095	216,437,658	70,120,819	77,849,743
Reinvested	208	32	9	1
Redeemed	(211,702,871)	(215,245,329)	(70,399,538)	(75,978,181)

Change in Agency Shares	(2,613,568)	1,192,361	(278,710)	1,871,563

Capital
Issued	256,309,591	299,890,114	—	—
Reinvested	1,807	1,902	—	—
Redeemed	(258,705,708)	(305,197,947)	—	—

Change in Capital Shares	(2,394,310)	(5,305,931)	—	—

Direct
Issued	842,248	863,686	2,617,001	2,200,798
Reinvested	4	—	5	—
Redeemed	(953,145)	(1,117,266)	(2,595,727)	(2,636,436)

Change in Direct Shares	(110,893)	(253,580)	21,279	(435,638)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS: (continued)
Eagle Class (b)
Issued	1,175,166	2,748,844	—	100
Reinvested	226	86	— (a)	— (a)
Redeemed	(1,556,413)	(529,518)	—	—

Change in Eagle Class Shares	(381,021)	2,219,412	— (a)	100

IM (c)
Issued	3,145,597	100	16,042,339	100
Reinvested	8	— (a)	5	— (a)
Redeemed	(2,582,285)	—	(14,110,937)	—

Change in IM Shares	563,320	100	1,931,407	100

Institutional Class
Issued	63,764,740	132,821,190	58,179,162	71,792,826
Reinvested	165	65	17	9
Redeemed	(64,929,163)	(134,960,223)	(58,438,833)	(71,183,456)

Change in Institutional Class Shares	(1,164,258)	(2,138,968)	(259,654)	609,379

Investor
Issued	2,499,033	2,663,650	705,945	660,127
Reinvested	510	198	— (a)	— (a)
Redeemed	(3,272,164)	(2,628,020)	(768,902)	(741,497)

Change in Investor Shares	(772,621)	35,828	(62,957)	(81,370)

Morgan
Issued	81,354,935	103,683,836	47,315,780	45,452,048
Reinvested	85	38	1	— (a)
Redeemed	(81,714,532)	(102,819,741)	(47,300,727)	(45,409,540)

Change in Morgan Shares	(359,512)	864,133	15,054	42,508

Premier
Issued	59,312,011	59,982,447	30,852,504	24,845,242
Reinvested	43	16	1	— (a)
Redeemed	(59,850,267)	(60,639,648)	(30,970,212)	(24,851,887)

Change in Premier Shares	(538,213)	(657,185)	(117,707)	(6,645)

Reserve
Issued	6,025,168	4,286,528	42,479,948	49,003,922
Reinvested	2	— (a)	4	3
Redeemed	(6,010,800)	(4,275,834)	(42,452,743)	(49,087,021)

Change in Reserve Shares	14,370	10,694	27,209	(83,096)

Service
Issued	4,969,492	5,713,454	—	—
Reinvested	103	40	— (a)	— (a)
Redeemed	(4,981,795)	(5,670,624)	—	—

Change in Service Shares	(12,200)	42,870	— (a)	— (a)

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	Commencement of offering of class of shares effective March 1, 2012.
(c)	Commencement of offering of class of shares effective May 31, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$676,075	$820,701	$99,386,880	$87,710,582
Distributions reinvested	3	2	37	10
Cost of shares redeemed	(701,500)	(1,348,226)	(100,080,873)	(86,939,603)

Change in net assets resulting from Agency capital transactions	$(25,422)	$(527,523)	$(693,956)	$770,989

Capital
Proceeds from shares issued	$—	$—	$30,292,829	$21,921,862
Distributions reinvested	—	—	144	51
Cost of shares redeemed	—	—	(30,550,590)	(20,450,398)

Change in net assets resulting from Capital capital transactions	$—	$—	$(257,617)	$1,471,515

Institutional Class
Proceeds from shares issued	$7,498,430	$8,148,550	$25,173,550	$19,207,470
Distributions reinvested	206	183	70	36
Cost of shares redeemed	(6,922,080)	(9,215,174)	(24,793,778)	(17,690,715)

Change in net assets resulting from Institutional Class capital transactions	$576,556	$(1,066,441)	$379,842	$1,516,791

Morgan
Proceeds from shares issued	$1,086,560	$2,080,930	$114,731,189	$112,082,906
Distributions reinvested	9	8	23	5
Cost of shares redeemed	(1,117,858)	(2,093,136)	(115,074,793)	(111,626,009)

Change in net assets resulting from Morgan capital transactions	$(31,289)	$(12,198)	$(343,581)	$456,902

Premier
Proceeds from shares issued	$795,053	$635,590	$54,583,014	$40,396,424
Distributions reinvested	13	17	7	3
Cost of shares redeemed	(810,134)	(778,610)	(54,813,419)	(40,518,304)

Change in net assets resulting from Premier capital transactions	$(15,068)	$(143,003)	$(230,398)	$(121,877)

Reserve
Proceeds from shares issued	$62,383	$121,014	$85,989	$121,047
Distributions reinvested	1	2	1	1
Cost of shares redeemed	(78,191)	(114,149)	(98,721)	(133,752)

Change in net assets resulting from Reserve capital transactions	$(15,807)	$6,867	$(12,731)	$(12,704)

Service
Distributions reinvested	$—	$—	$— (a)	$— (a)

Change in net assets resulting from Service capital transactions	$—	$—	$— (a)	$— (a)

Total change in net assets resulting from capital transactions	$488,970	$(1,742,298)	$(1,158,441)	$4,081,616

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Agency
Issued	676,069	820,701	99,386,880	87,710,582
Reinvested	3	2	37	10
Redeemed	(701,500)	(1,348,226)	(100,080,873)	(86,939,603)

Change in Agency Shares	(25,428)	(527,523)	(693,956)	770,989

Capital
Issued	—	—	30,292,829	21,921,862
Reinvested	—	—	144	51
Redeemed	—	—	(30,550,590)	(20,450,398)

Change in Capital Shares	—	—	(257,617)	1,471,515

Institutional Class
Issued	7,498,432	8,148,550	25,173,550	19,207,470
Reinvested	206	183	70	36
Redeemed	(6,922,080)	(9,215,174)	(24,793,778)	(17,690,715)

Change in Institutional Class Shares	576,558	(1,066,441)	379,842	1,516,791

Morgan
Issued	1,086,560	2,080,930	114,731,189	112,082,906
Reinvested	9	8	23	5
Redeemed	(1,117,848)	(2,093,136)	(115,074,793)	(111,626,009)

Change in Morgan Shares	(31,279)	(12,198)	(343,581)	456,902

Premier
Issued	795,047	635,590	54,583,014	40,396,424
Reinvested	13	17	7	3
Redeemed	(810,134)	(778,610)	(54,813,419)	(40,518,304)

Change in Premier Shares	(15,074)	(143,003)	(230,398)	(121,877)

Reserve
Issued	62,383	121,014	85,989	121,047
Reinvested	1	2	1	1
Redeemed	(78,191)	(114,149)	(98,721)	(133,752)

Change in Reserve Shares	(15,807)	6,867	(12,731)	(12,704)

Service
Reinvested	—	—	— (a)	— (a)

Change in Service Shares	—	—	— (a)	— (a)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,641,669	$1,774,224	$693,205	$626,810
Distributions reinvested	21	12	— (a)	5
Cost of shares redeemed	(1,744,807)	(2,056,865)	(718,709)	(683,050)

Change in net assets resulting from Agency capital transactions	$(103,117)	$(282,629)	$(25,504)	$(56,235)

Direct
Distributions reinvested	$— (a)	$— (a)	$—	$—

Change in net assets resulting from Direct capital transactions	$— (a)	$— (a)	$—	$—

Eagle Class
Proceeds from shares issued	$1,066,727	$1,222,097	$—	$—
Distributions reinvested	266	197	—	—
Cost of shares redeemed	(1,101,129)	(887,083)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(34,136)	$335,211	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$586,334	$687,643
Distributions reinvested	—	—	194	175
Cost of shares redeemed	—	—	(468,574)	(550,624)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$117,954	$137,194

Institutional Class
Proceeds from shares issued	$46,037,282	$34,064,282	$258,861	$766,817
Distributions reinvested	184	311	38	420
Cost of shares redeemed	(40,674,889)	(35,138,630)	(237,314)	(1,113,146)

Change in net assets resulting from Institutional Class capital transactions	$5,362,577	$(1,074,037)	$21,585	$(345,909)

Morgan
Proceeds from shares issued	$27,057,066	$29,292,037	$1,666,187	$1,646,385
Distributions reinvested	18	18	14	—
Cost of shares redeemed	(27,225,379)	(29,266,065)	(1,692,027)	(1,624,458)

Change in net assets resulting from Morgan capital transactions	$(168,295)	$25,990	$(25,826)	$21,927

Premier
Proceeds from shares issued	$26,017,014	$19,703,180	$69,151	$105,546
Distributions reinvested	27	11	2	—
Cost of shares redeemed	(28,517,595)	(17,677,282)	(80,831)	(132,309)

Change in net assets resulting from Premier capital transactions	$(2,500,554)	$2,025,909	$(11,678)	$(26,763)

Reserve
Proceeds from shares issued	$31,097,009	$35,370,956	$10,647,159	$9,519,776
Distributions reinvested	65	34	— (a)	—
Cost of shares redeemed	(33,416,571)	(35,906,642)	(10,659,502)	(9,529,243)

Change in net assets resulting from Reserve capital transactions	$(2,319,497)	$(535,652)	$(12,343)	$(9,467)

Service
Proceeds from shares issued	$—	$—	$3,471,198	$4,471,217
Distributions reinvested	—	—	9	—
Cost of shares redeemed	—	—	(3,476,261)	(4,501,035)

Change in net assets resulting from Service capital transactions	$—	$—	$(5,054)	$(29,818)

Total change in net assets resulting from capital transactions	$236,978	$494,792	$59,134	$(309,071)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Agency
Issued	1,641,669	1,774,224	693,205	626,800
Reinvested	21	12	— (a)	5
Redeemed	(1,744,737)	(2,056,865)	(718,709)	(683,050)

Change in Agency Shares	(103,047)	(282,629)	(25,504)	(56,245)

Direct
Reinvested	— (a)	— (a)	—	—

Change in Direct Shares	— (a)	— (a)	—	—

Eagle Class
Issued	1,066,696	1,222,097	—	—
Reinvested	266	197	—	—
Redeemed	(1,101,129)	(887,083)	—	—

Change in Eagle Class Shares	(34,167)	335,211	—	—

E*Trade
Issued	—	—	586,334	687,704
Reinvested	—	—	194	175
Redeemed	—	—	(468,574)	(550,554)

Change in E*Trade Shares	—	—	117,954	137,325

Institutional Class
Issued	46,037,282	34,064,282	258,861	766,631
Reinvested	184	311	38	420
Redeemed	(40,674,649)	(35,138,630)	(237,314)	(1,113,103)

Change in Institutional Class Shares	5,362,817	(1,074,037)	21,585	(346,052)

Morgan
Issued	27,056,762	29,292,037	1,666,187	1,646,426
Reinvested	18	18	14	—
Redeemed	(27,225,379)	(29,266,065)	(1,692,027)	(1,624,450)

Change in Morgan Shares	(168,599)	25,990	(25,826)	21,976

Premier
Issued	26,017,014	19,703,180	69,151	105,532
Reinvested	27	11	2	—
Redeemed	(28,517,531)	(17,677,282)	(80,831)	(132,309)

Change in Premier Shares	(2,500,490)	2,025,909	(11,678)	(26,777)

Reserve
Issued	31,096,971	35,370,956	10,647,159	9,519,803
Reinvested	65	34	— (a)	—
Redeemed	(33,416,571)	(35,906,642)	(10,659,502)	(9,529,243)

Change in Reserve Shares	(2,319,535)	(535,652)	(12,343)	(9,440)

Service
Issued	—	—	3,471,198	4,471,179
Reinvested	—	—	9	—
Redeemed	—	—	(3,476,261)	(4,501,035)

Change in Service Shares	—	—	(5,054)	(29,856)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Class B
Year Ended February 28, 2014	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Class C
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Agency
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Capital
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Cash Management
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Direct
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 10, 2010 (h) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$858	0.23%		0.01%		1.16%
1.00	0.01		1,886	0.33		0.01		1.16
1.00	0.01		2,829	0.29		0.01		1.16
1.00	0.01		4,473	0.31		0.01		1.16
1.00	0.00	(e)	6,932	0.59	(f)	0.00	(e)	1.17

1.00	0.01		17,658	0.23		0.01		1.16
1.00	0.01		9,087	0.32		0.01		1.16
1.00	0.01		9,993	0.29		0.01		1.16
1.00	0.01		12,361	0.32		0.01		1.16
1.00	0.00	(e)	6,723	0.58	(f)	0.00	(e)	1.17

1.00	0.01		7,565,361	0.23		0.01		0.31
1.00	0.08		7,532,479	0.26		0.08		0.31
1.00	0.04		8,019,311	0.26		0.04		0.31
1.00	0.07		12,815,353	0.26		0.07		0.31
1.00	0.26		11,341,161	0.28	(f)	0.27		0.32

1.00	0.06		68,193,741	0.18		0.06		0.21
1.00	0.16		68,141,597	0.18		0.16		0.21
1.00	0.12		75,485,880	0.18		0.12		0.21
1.00	0.15		76,648,261	0.18		0.14		0.21
1.00	0.35		86,818,790	0.18	(g)	0.35		0.22

1.00	0.01		753,657	0.23		0.01		0.96
1.00	0.01		702,440	0.32		0.01		0.96
1.00	0.01		527,614	0.29		0.01		0.96
1.00	0.01		565,910	0.32		0.01		0.96
1.00	0.00	(e)	385,509	0.53	(g)	0.00	(e)	0.97

1.00	0.02		1,596,040	0.21		0.02		0.31
1.00	0.04		754,195	0.30		0.04		0.31
1.00	0.02		1,558,831	0.28		0.02		0.31
1.00	0.03		1,183,658	0.29		0.03		0.31
1.00	0.04		1,009,356	0.30		0.04		0.30

1.00	0.01		373,324	0.23		0.01		0.71
1.00	0.01		431,169	0.35		0.01		0.71
1.00	0.01		838,513	0.29		0.01		0.71
1.00	0.01		1,207,045	0.41		0.01		0.88

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
IM
Year Ended February 28, 2014	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
May 31, 2012 (h) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Investor
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.08%		$100	0.16%		0.08%		0.16%
1.00	0.12		100	0.16		0.16		0.16

1.00	0.03		29,139,007	0.21		0.03		0.26
1.00	0.13		23,495,745	0.21		0.13		0.26
1.00	0.09		26,769,490	0.21		0.09		0.26
1.00	0.12		29,886,053	0.21		0.11		0.26
1.00	0.32		39,053,068	0.22	(g)	0.32		0.27

1.00	0.01		692,922	0.23		0.01		0.51
1.00	0.01		403,330	0.33		0.01		0.51
1.00	0.01		520,797	0.29		0.01		0.51
1.00	0.01		480,917	0.32		0.01		0.51
1.00	0.00	(e)	613,967	0.32		0.00	(e)	0.50

1.00	0.01		2,332,919	0.23		0.01		0.51
1.00	0.01		2,549,889	0.33		0.01		0.51
1.00	0.01		2,667,326	0.29		0.01		0.51
1.00	0.01		2,936,414	0.31		0.01		0.51
1.00	0.10		3,892,404	0.45	(f)	0.13		0.52

1.00	0.01		2,021,372	0.23		0.01		0.46
1.00	0.01		2,540,125	0.33		0.01		0.46
1.00	0.01		3,338,000	0.29		0.01		0.46
1.00	0.01		5,021,450	0.31		0.01		0.46
1.00	0.13		5,852,367	0.42	(f)	0.14		0.47

1.00	0.01		1,426,646	0.23		0.01		0.71
1.00	0.01		1,449,080	0.32		0.01		0.71
1.00	0.01		1,526,992	0.29		0.01		0.71
1.00	0.01		1,781,936	0.31		0.01		0.71
1.00	0.04		2,569,511	0.52	(f)	0.04		0.72

1.00	0.01		1,814,501	0.23		0.01		1.06
1.00	0.01		1,563,743	0.32		0.01		1.06
1.00	0.01		1,419,924	0.29		0.01		1.06
1.00	0.01		1,088,239	0.31		0.01		1.06
1.00	0.00	(e)	1,007,290	0.32		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class B
Year Ended February 28, 2014	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Class C
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Agency
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Capital
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

E*Trade
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Institutional Class
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Investor
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%.
(d)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$2,286	0.24%		0.01%		1.18%
1.00	0.01		3,643	0.35		0.01		1.17
1.00	0.01		6,248	0.30		0.01		1.17
1.00	0.02		9,102	0.33		0.01		1.17
1.00	0.00	(c)	17,713	0.63	(d)	0.00	(c)	1.18

1.00	0.01		670,626	0.24		0.01		1.18
1.00	0.01		364,445	0.34		0.01		1.17
1.00	0.01		398,734	0.30		0.01		1.17
1.00	0.02		419,195	0.33		0.01		1.18
1.00	0.00	(c)	420,552	0.59	(d)	0.00	(c)	1.18

1.00	0.01		71,955	0.24		0.01		0.33
1.00	0.09		122,386	0.26		0.09		0.32
1.00	0.05		134,975	0.26		0.05		0.32
1.00	0.09		415,248	0.26		0.08		0.33
1.00	0.30		308,594	0.28	(d)	0.31		0.33

1.00	0.07		3,795,256	0.18		0.07		0.23
1.00	0.17		2,806,226	0.18		0.17		0.22
1.00	0.13		2,985,462	0.18		0.13		0.22
1.00	0.17		2,296,780	0.18		0.16		0.22
1.00	0.40		3,953,966	0.19	(d)	0.39		0.23

1.00	0.05		5,922,072	0.20		0.05		1.08
1.00	0.05		2,446,643	0.27		0.05		1.07
1.00	0.05		199,806	0.26		0.05		1.07
1.00	0.06		187,244	0.29		0.05		1.07
1.00	0.03		179,380	0.32		0.05		1.06

1.00	0.04		2,901,004	0.21		0.04		0.28
1.00	0.14		2,534,423	0.21		0.14		0.27
1.00	0.10		4,243,305	0.21		0.10		0.27
1.00	0.14		2,183,936	0.21		0.13		0.27
1.00	0.36		2,438,682	0.22	(d)	0.33		0.28

1.00	0.01		753,825	0.24		0.01		0.53
1.00	0.01		567,682	0.34		0.01		0.52
1.00	0.01		562,453	0.30		0.01		0.52
1.00	0.02		491,592	0.33		0.01		0.52
1.00	0.12		572,388	0.47	(d)	0.14		0.53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Morgan
Year Ended February 28, 2014	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Premier
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Reserve
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Service
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%.
(d)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$2,367,494	0.24%		0.01%		0.63%
1.00	0.01		2,472,266	0.34		0.01		0.62
1.00	0.01		2,975,898	0.30		0.01		0.62
1.00	0.02		2,964,774	0.33		0.01		0.62
1.00	0.09		3,141,289	0.49	(d)	0.09		0.63

1.00	0.01		130,733	0.24		0.01		0.48
1.00	0.01		154,775	0.34		0.01		0.47
1.00	0.01		166,487	0.30		0.01		0.47
1.00	0.02		231,302	0.33		0.01		0.47
1.00	0.15		317,407	0.44	(d)	0.16		0.48

1.00	0.01		184,873	0.24		0.01		0.73
1.00	0.01		178,029	0.34		0.01		0.72
1.00	0.01		249,909	0.30		0.01		0.72
1.00	0.02		286,293	0.33		0.01		0.72
1.00	0.05		380,945	0.57	(d)	0.07		0.73

1.00	0.01		118,455	0.24		0.01		1.08
1.00	0.01		118,015	0.34		0.01		1.07
1.00	0.01		156,429	0.30		0.01		1.07
1.00	0.02		216,160	0.33		0.01		1.07
1.00	0.00	(c)	352,780	0.64	(d)	0.00	(c)	1.08

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Year Ended February 28, 2014	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Capital
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Direct
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (f) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
March 1, 2012 (f) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (f) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Investor
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Morgan
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$7,098,492	0.09%	0.01%		0.31%
1.00	0.00	(e)	9,712,330	0.17	0.00	(e)	0.31
1.00	0.01		8,520,118	0.12	0.01		0.31
1.00	0.02		7,720,013	0.24	0.00	(e)	0.31
1.00	0.13		8,057,013	0.26	0.14		0.31

1.00	0.01		25,817,838	0.09	0.01		0.21
1.00	0.01		28,211,844	0.16	0.01		0.21
1.00	0.01		33,517,276	0.12	0.01		0.21
1.00	0.08		34,776,795	0.18	0.06		0.21
1.00	0.21		38,504,450	0.17	0.22		0.21

1.00	0.01		281,437	0.09	0.01		0.31
1.00	0.00	(e)	392,336	0.17	0.00	(e)	0.31
1.00	0.01		645,927	0.12	0.01		0.31
1.00	0.02		377,821	0.24	0.00	(e)	0.31
1.00	0.01		88,599	0.27	0.01		0.30

1.00	0.01		1,838,360	0.09	0.01		0.71
1.00	0.01		2,219,405	0.16	0.01		0.71

1.00	0.01		563,436	0.08	0.02		0.16
1.00	0.02		100	0.15	0.03		0.16

1.00	0.01		7,099,746	0.09	0.01		0.26
1.00	0.00	(e)	8,263,941	0.17	0.00	(e)	0.26
1.00	0.01		10,402,935	0.12	0.01		0.26
1.00	0.05		11,591,430	0.21	0.03		0.26
1.00	0.18		19,839,937	0.21	0.18		0.26

1.00	0.01		3,664,674	0.09	0.01		0.51
1.00	0.00	(e)	4,437,341	0.17	0.00	(e)	0.51
1.00	0.01		4,401,603	0.12	0.01		0.51
1.00	0.02		3,266,727	0.24	0.00	(e)	0.51
1.00	0.00		3,438,538	0.25	0.00	(e)	0.50

1.00	0.01		2,435,725	0.09	0.01		0.61
1.00	0.00	(e)	2,795,260	0.17	0.00	(e)	0.61
1.00	0.01		1,931,164	0.13	0.01		0.61
1.00	0.02		2,381,884	0.24	0.00	(e)	0.61
1.00	0.01		2,307,416	0.41	0.01		0.61

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Premier
Year Ended February 28, 2014	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$3,646,033	0.09%	0.01%		0.46%
1.00	0.00	(e)	4,184,299	0.17	0.00	(e)	0.46
1.00	0.01		4,841,573	0.12	0.01		0.46
1.00	0.02		4,769,530	0.24	0.00	(e)	0.46
1.00	0.04		5,162,992	0.35	0.03		0.46

1.00	0.01		48,890	0.09	0.01		0.71
1.00	0.00	(e)	34,522	0.17	0.00	(e)	0.71
1.00	0.01		23,828	0.14	0.00	(e)	0.71
1.00	0.02		44,382	0.24	0.00	(e)	0.71
1.00	0.00	(e)	65,425	0.43	0.00	(e)	0.71

1.00	0.01		898,352	0.09	0.01		1.06
1.00	0.00	(e)	910,554	0.17	0.00	(e)	1.06
1.00	0.01		867,708	0.13	0.00	(e)	1.06
1.00	0.02		561,970	0.24	0.00	(e)	1.06
1.00	0.00		495,606	0.39	0.00	(e)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class B
Year Ended February 28, 2014	$1.00	$—	(d)	—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Class C
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Agency
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—

Direct
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
March 1, 2012 (g) through February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (g) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Investor
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$150	0.09%		0.00	%(e)	1.16%
1.00	0.00	(e)	389	0.15		0.00	(e)	1.16
1.00	0.00	(e)	515	0.09		0.00	(e)	1.16
1.00	0.01		617	0.21		0.00	(e)	1.16
1.00	0.00		1,192	0.28	(f)	0.00	(e)	1.16

1.00	0.00	(e)	142,412	0.08		0.00	(e)	1.16
1.00	0.00	(e)	185,554	0.15		0.00	(e)	1.16
1.00	0.00	(e)	189,206	0.09		0.00	(e)	1.16
1.00	0.01		175,024	0.21		0.00	(e)	1.16
1.00	0.00		91,807	0.30	(f)	0.00	(e)	1.17

1.00	0.00	(e)	2,590,914	0.08		0.00	(e)	0.31
1.00	0.00	(e)	2,869,561	0.15		0.00	(e)	0.31
1.00	0.00	(e)	998,134	0.09		0.00	(e)	0.31
1.00	0.01		2,052,542	0.21		0.00	(e)	0.31
1.00	0.05		2,216,299	0.23	(f)	0.05		0.31

1.00	0.00	(e)	1,655,840	0.08		0.00	(e)	0.31
1.00	0.00	(e)	1,634,584	0.15		0.00		0.31
1.00	0.00	(e)	2,070,205	0.08		0.00	(e)	0.31
1.00	0.01		1,197,068	0.21		0.00	(e)	0.31
1.00	0.00	(e)	916,720	0.18		0.00	(e)	0.30

1.00	0.00	(e)	100	0.08		0.00	(e)	0.71
1.00	0.00	(e)	100	0.15		0.00		0.71

1.00	0.00	(e)	1,931,586	0.07		0.00	(e)	0.16
1.00	0.01		100	0.14		0.02		0.16

1.00	0.00	(e)	7,296,339	0.08		0.00	(e)	0.26
1.00	0.00	(e)	7,555,937	0.15		0.00	(e)	0.26
1.00	0.00	(e)	6,946,570	0.08		0.00	(e)	0.26
1.00	0.02		5,796,795	0.20		0.01		0.26
1.00	0.08		7,994,678	0.20	(f)	0.09		0.26

1.00	0.00	(e)	237,466	0.08		0.00	(e)	0.51
1.00	0.00	(e)	300,429	0.15		0.00		0.51
1.00	0.00	(e)	381,781	0.08		0.00	(e)	0.51
1.00	0.01		461,529	0.21		0.00	(e)	0.51
1.00	0.00	(e)	861,277	0.29	(f)	0.00	(e)	0.52

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Year Ended February 28, 2014	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (g) through February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$612,152	0.08%		0.00	%(e)	0.61%
1.00	0.00	(e)	597,117	0.15		0.00	(e)	0.61
1.00	0.00	(e)	554,548	0.10		0.00	(e)	0.61
1.00	0.01		875,074	0.21		0.00	(e)	0.61
1.00	0.00	(e)	981,399	0.29	(f)	0.00	(e)	0.61

1.00	0.00	(e)	493,950	0.08		0.00	(e)	0.46
1.00	0.00	(e)	611,667	0.15		0.00	(e)	0.46
1.00	0.00	(e)	618,249	0.09		0.00	(e)	0.46
1.00	0.01		720,085	0.21		0.00	(e)	0.46
1.00	0.00	(e)	860,500	0.28	(f)	0.00	(e)	0.46

1.00	0.00	(e)	943,099	0.08		0.00	(e)	0.71
1.00	0.00	(e)	915,908	0.15		0.00	(e)	0.71
1.00	0.00	(e)	998,994	0.09		0.00	(e)	0.71
1.00	0.01		1,074,397	0.21		0.00	(e)	0.71
1.00	0.00	(e)	1,223,618	0.29	(f)	0.00	(e)	0.71

1.00	0.00	(e)	100	0.08		0.00	(e)	1.06
1.00	0.00	(e)	100	0.15		0.00	(e)	1.06
1.00	0.00	(e)	100	0.09		0.00	(e)	1.06
1.00	0.01		100	0.21		0.00	(e)	1.06
1.00	0.00		100	0.21		0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Year Ended February 28, 2014	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Institutional Class
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Morgan
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Premier
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Reserve
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%.
(d)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$233,285	0.08%		0.01%		0.34%
1.00	0.01		258,642	0.11		0.01		0.33
1.00	0.00	(c)	786,165	0.11		0.00	(c)	0.33
1.00	0.02		1,070,681	0.22		0.00	(c)	0.31
1.00	0.11		1,371,397	0.26		0.11		0.31

1.00	0.01		3,835,871	0.07		0.01		0.29
1.00	0.01		3,259,389	0.12		0.01		0.28
1.00	0.00	(c)	4,325,820	0.10		0.00	(c)	0.28
1.00	0.04		5,169,215	0.21		0.02		0.26
1.00	0.16		9,147,745	0.21	(d)	0.18		0.26

1.00	0.01		96,652	0.07		0.01		0.64
1.00	0.01		127,920	0.12		0.01		0.63
1.00	0.00	(c)	140,119	0.11		0.00	(c)	0.63
1.00	0.02		260,943	0.22		0.00	(c)	0.61
1.00	0.00	(d)	171,067	0.38	(d)	0.00	(c)	0.61

1.00	0.01		277,420	0.07		0.01		0.49
1.00	0.01		292,491	0.12		0.01		0.48
1.00	0.00	(c)	435,501	0.11		0.00	(c)	0.48
1.00	0.02		669,328	0.22		0.00	(c)	0.46
1.00	0.02		872,798	0.37	(d)	0.03		0.46

1.00	0.01		2,429	0.09		0.00	(c)	0.74
1.00	0.01		18,231	0.12		0.01		0.73
1.00	0.00	(c)	11,368	0.09		0.01		0.73
1.00	0.02		6,455	0.23		0.00	(c)	0.71
1.00	0.00	(c)	107,259	0.38		0.00	(c)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Year Ended February 28, 2014	$1.00	$—		$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Capital
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Institutional Class
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

Premier
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

Reserve
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

Service
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (f) through February 28, 2010	1.00	—		—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$1,991,907	0.07%	0.00%		0.31%
1.00	0.00	(e)	2,685,908	0.10	0.00		0.31
1.00	0.00	(e)	1,914,902	0.06	0.00	(e)	0.31
1.00	0.01		1,828,609	0.16	0.00	(e)	0.31
1.00	0.00	(e)	1,522,013	0.19	0.00	(e)	0.30

1.00	0.00	(e)	9,468,647	0.06	0.00		0.21
1.00	0.00	(e)	9,726,191	0.10	0.00		0.21
1.00	0.00	(e)	8,254,673	0.05	0.00	(e)	0.21
1.00	0.01		5,104,707	0.16	0.00	(e)	0.21
1.00	0.05		6,104,553	0.14	0.05		0.20

1.00	0.00	(e)	9,143,359	0.06	0.00		0.26
1.00	0.00	(e)	8,763,499	0.10	0.00	(e)	0.26
1.00	0.00	(e)	7,246,605	0.06	0.00	(e)	0.26
1.00	0.01		6,677,266	0.16	0.00	(e)	0.26
1.00	0.02		4,975,391	0.17	0.03		0.25

1.00	0.00	(e)	1,625,797	0.07	0.00		0.61
1.00	0.00	(e)	1,969,401	0.10	0.00	(e)	0.61
1.00	0.00	(e)	1,512,492	0.05	0.00	(e)	0.61
1.00	0.01		1,391,343	0.16	0.00	(e)	0.61
1.00	0.00		1,313,218	0.19	0.00	(e)	0.60

1.00	0.00	(e)	1,130,636	0.07	0.00		0.46
1.00	0.00	(e)	1,361,053	0.10	0.00	(e)	0.46
1.00	0.00	(e)	1,482,938	0.06	0.00	(e)	0.46
1.00	0.01		1,760,070	0.16	0.00	(e)	0.46
1.00	0.00		1,974,357	0.19	0.00	(e)	0.45

1.00	0.00	(e)	44,246	0.07	0.00		0.71
1.00	0.00	(e)	56,977	0.10	0.00	(e)	0.71
1.00	0.00	(e)	69,684	0.05	0.01		0.71
1.00	0.01		46,241	0.15	0.00	(e)	0.71
1.00	0.00		309,357	0.22	0.00	(e)	0.70

1.00	0.00	(e)	100	0.06	0.00		1.06
1.00	0.00	(e)	100	0.10	0.00		1.06
1.00	0.00	(e)	100	0.06	0.00	(e)	1.06
1.00	0.01		100	0.16	0.00	(e)	1.06
1.00	0.00		100	0.16	0.00	(e)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Year Ended February 28, 2014	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Direct
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 17, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Eagle Class
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 10, 2010 (g) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Premier
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.02%.
(g)	Commencement of offering of class of shares.
(h)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$307,751	0.12%		0.01%		0.31%
1.00	0.01		410,555	0.21		0.00	(e)	0.31
1.00	0.01		693,197	0.21		0.01		0.31
1.00	0.08		791,812	0.26		0.04		0.31
1.00	0.16		1,062,442	0.28	(f)	0.17		0.32

1.00	0.02		100	0.11		0.01		0.31
1.00	0.01		100	0.21		0.00	(e)	0.31
1.00	0.01		100	0.22		0.00	(e)	0.31
1.00	0.05		100	0.29		0.01		0.31
1.00	0.02		100	0.30	(f)	0.04		0.31

1.00	0.02		1,329,718	0.11		0.01		0.71
1.00	0.02		1,363,619	0.20		0.01		0.71
1.00	0.02		1,028,433	0.21		0.01		0.71
1.00	0.03		1,131,461	0.36		0.01		0.87

1.00	0.02		10,650,809	0.10		0.01		0.26
1.00	0.03		5,288,309	0.20		0.02		0.26
1.00	0.03		6,362,480	0.19		0.03		0.26
1.00	0.13		10,925,258	0.21		0.09		0.26
1.00	0.22		11,805,037	0.23	(f)	0.23		0.28

1.00	0.02		280,117	0.12		0.01		0.61
1.00	0.01		448,515	0.21		0.00	(e)	0.61
1.00	0.01		422,534	0.22		0.00	(e)	0.61
1.00	0.03		535,623	0.30		0.00	(e)	0.61
1.00	0.02		538,168	0.45	(h)	0.03		0.63

1.00	0.02		2,390,160	0.12		0.01		0.46
1.00	0.01		4,891,040	0.21		0.00	(e)	0.46
1.00	0.01		2,865,171	0.22		0.00	(e)	0.46
1.00	0.03		2,710,731	0.30		0.00	(e)	0.46
1.00	0.05		3,386,375	0.41	(h)	0.06		0.48

1.00	0.02		4,484,279	0.12		0.01		0.71
1.00	0.01		6,804,823	0.21		0.00	(e)	0.71
1.00	0.01		7,340,658	0.22		0.00	(e)	0.71
1.00	0.03		6,317,759	0.30		0.00	(e)	0.71
1.00	0.00	(e)	6,223,699	0.45	(f)	0.01		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Year Ended February 28, 2014	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—		$—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

E*Trade
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Institutional Class
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Morgan
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—		—		—
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Premier
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—		—		—
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Reserve
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—		—		—
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Service
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—		—		—
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Includes insurance expense of 0.01%.
(d)	Includes insurance expense of 0.02%.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$39,280	0.19%		0.01%		0.32%
1.00	0.04		64,782	0.26		0.04		0.32
1.00	0.07		121,010	0.26		0.06		0.32
1.00	0.13		31,324	0.26		0.12		0.32
1.00	0.37		129,810	0.27	(c)	0.28		0.33

1.00	0.01		1,992,153	0.18		0.01		1.07
1.00	0.01		1,874,152	0.28		0.01		1.07
1.00	0.01		1,736,816	0.31		0.01		1.07
1.00	0.02		1,696,495	0.36		0.01		1.07
1.00	0.01		1,557,507	0.63	(d)	0.01		1.09

1.00	0.02		224,592	0.18		0.02		0.27
1.00	0.08		202,999	0.21		0.09		0.27
1.00	0.11		548,856	0.21		0.12		0.27
1.00	0.18		942,748	0.21		0.17		0.27
1.00	0.42		1,580,078	0.22	(c)	0.34		0.28

1.00	0.00	(e)	330,333	0.19		0.00	(e)	0.62
1.00	0.00		356,149	0.29		0.00	(e)	0.62
1.00	0.00	(e)	334,195	0.32		0.00	(e)	0.62
1.00	0.01		320,868	0.37		0.00	(e)	0.62
1.00	0.11		351,200	0.54	(d)	0.12		0.64

1.00	0.00	(e)	40,357	0.19		0.00	(e)	0.47
1.00	0.00		52,034	0.29		0.00	(e)	0.47
1.00	0.00	(e)	78,792	0.32		0.00	(e)	0.47
1.00	0.01		113,158	0.37		0.00	(e)	0.47
1.00	0.20		165,573	0.44	(c)	0.14		0.48

1.00	0.00	(e)	32,909	0.19		0.00	(e)	0.72
1.00	0.00		45,250	0.30		0.00		0.72
1.00	0.00	(e)	54,714	0.32		0.00	(e)	0.72
1.00	0.01		59,602	0.37		0.00	(e)	0.72
1.00	0.06		125,114	0.59	(d)	0.06		0.74

1.00	0.00	(e)	238,328	0.19		0.00	(e)	1.07
1.00	0.00		243,374	0.29		0.00		1.07
1.00	0.00	(e)	273,172	0.32		0.00	(e)	1.07
1.00	0.01		313,757	0.37		0.00	(e)	1.07
1.00	0.00	(e)	414,008	0.49	(c)	0.00	(e)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Eagle Class**, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class B, Class C, Agency, Direct, Eagle Class**, IM*, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

The investment objective of Prime Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

* IM Shares commenced operations on May 31, 2012, for Prime Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund.

** Eagle Class Shares commenced operations on March 1, 2012, for U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund.

Effective November 1, 2009, Class B Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Morgan Shares.

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

112	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This valuation method involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2014, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities (a)	$—	$116,630,815	$—	$116,630,815

Liquid Assets Money Market Fund
Total Investments in Securities (a)	$—	$16,917,195	$—	$16,917,195

U.S. Government Money Market Fund
Total Investments in Securities (a)	$—	$53,890,940	$—	$53,890,940

U.S. Treasury Plus Money Market Fund
Total Investments in Securities (a)	$—	$15,887,979	$—	$15,887,979

Federal Money Market Fund
Total Investments in Securities (a)	$—	$4,440,251	$—	$4,440,251

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities (a)	$—	$23,395,257	$—	$23,395,257

Tax Free Money Market Fund
Total Investments in Securities (a)	$—	$19,446,817	$—	$19,446,817

Municipal Money Market Fund
Total Investments in Securities (a)	$—	$2,895,583	$—	$2,895,583

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2014.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The following are the value and percentage of net assets of illiquid securities as of February 28, 2014 (amounts in thousands):

	Value	Percentage
Prime Money Market Fund	$4,161,750	3.6%
Liquid Assets Money Market Fund	510,000	3.0
U.S. Government Money Market Fund	1,100,000	2.1
Tax Free Money Market Fund	27,865	0.1
Municipal Money Market Fund	130,345	4.5

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) credit guidelines. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

The Fund’s repurchase agreements are not subject to master netting arrangements.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Tax Free Money Market Fund	$—	$(14)	$14
Municipal Money Market Fund	—	(1)	1

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to investments in regulated investment companies and variable rate demand securities.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, JPMIM acts as the investment adviser to the Funds. The Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in

114	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2014, the annual effective rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the year ended February 28, 2014, the Distributor retained the following amounts (in thousands):

	CDSC
Prime Money Market Fund	$—	(a)
Liquid Assets Money Market Fund	1
U.S. Treasury Plus Money Market Fund	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	0.30
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	0.30
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	0.70
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	0.70
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2014. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Prime Money Market Fund	$381	$—	$37,644	$38,025
Liquid Assets Money Market Fund	59	921	8,080	9,060
U.S. Government Money Market Fund	266	—	17,504	17,770
U.S. Treasury Plus Money Market Fund	68	—	5,615	5,683
Federal Money Market Fund	—	—	3,154	3,154
100% U.S. Treasury Securities Money Market Fund	84	—	8,876	8,960
Tax Free Money Market Fund	—	—	4,425	4,425
Municipal Money Market Fund	13	108	1,771	1,892

116	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$2	$—	$26,107	$18,705	$44,814
Liquid Assets Money Market Fund	3	—	18,648	35,213	53,864
U.S. Government Money Market Fund	40,936	2,508	63,104	13,106	119,654
U.S. Treasury Plus Money Market Fund	11,347	2,020	14,990	4,170	32,527
Federal Money Market Fund	3,290	1,711	2,114	151	7,266
100% U.S. Treasury Securities Money Market Fund	17,637	4,933	17,536	1,826	41,932
Tax Free Money Market Fund	10,106	318	37,720	19,072	67,216
Municipal Money Market Fund	233	—	5,907	13,562	19,702

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific gross expenses for the year ended February 28, 2014 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$9	$3
Class C	138	46
Agency	—	12,403
Capital	—	32,318
Cash Management	3,606	2,164
Direct	—	1,274
Eagle Class	988	1,186
Institutional Class	—	27,553
Investor	—	1,710
Morgan	—	8,661
Premier	—	6,788
Reserve	3,541	4,250
Service	10,427	5,213

	$18,709	$103,569

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

	Distribution		Shareholder Servicing
Liquid Assets Money Market Fund
Class B	$22		$7
Class C	2,935		978
Agency	—		144
Capital	—		1,711
E*Trade	28,627		14,314
Institutional Class	—		2,624
Investor	—		2,278
Morgan	2,449		8,573
Premier	—		333
Reserve	482		579
Service	766		383

	$35,281		$31,924

U.S. Government Money Market Fund
Agency	$—		$15,592
Capital	—		13,333
Direct	—		550
Eagle Class	4,998		5,998
Institutional Class	—		7,080
Investor	—		15,755
Morgan	2,532		8,864
Premier	—		12,844
Reserve	106		127
Service	5,471		2,735

	$13,107		$82,878

U.S. Treasury Plus Money Market Fund
Class B	$1		$—	(a)
Class C	1,288		430
Agency	—		3,846
Direct	—		2,552
Eagle Class	—	(a)	—	(a)
Institutional Class	—		6,838
Investor	—		935
Morgan	574		2,009
Premier	—		1,690
Reserve	2,307		2,769
Service	1		—	(a)

	$4,171		$21,069

Federal Money Market Fund
Agency	$—		$372
Institutional Class	—		3,482
Morgan	111		387
Premier	—		980
Reserve	40		48

	$151		$5,269

100% U.S. Treasury Securities Money Market Fund
Agency	$—		$3,153
Capital	—		4,619
Institutional Class	—		8,721
Morgan	1,690		5,916
Premier	—		3,840
Reserve	136		163
Service	—	(a)	—	(a)

	$1,826		$26,412

118	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Distribution	Shareholder Servicing
Tax Free Money Market Fund
Agency	$—	$557
Direct	—	—	(a)
Eagle Class	3,349	4,019
Institutional Class	—	6,126
Morgan	353	1,236
Premier	—	13,213
Reserve	15,370	18,444

	$19,072	$43,595

Municipal Money Market Fund
Agency	$—	$87
E*Trade	11,641	5,820
Institutional Class	—	222
Morgan	355	1,242
Premier	—	131
Reserve	111	133
Service	1,455	728

	$13,562	$8,363

(a)	Amount rounds to less than $1,000.

5. Federal Income Tax Matters

The tax character of distributions paid during the fiscal year ended February 28, 2014 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long-Term Capital Gains		Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$50,526	$—		$—	$50,526
Liquid Assets Money Market Fund	6,124	—		—	6,124
U.S. Government Money Market Fund	6,776	6		—	6,782
U.S. Treasury Plus Money Market Fund	60	—	(a)	—	60
Federal Money Market Fund	477	—		—	477
100% U.S. Treasury Securities Money Market Fund	513	—	(a)	—	513
Tax Free Money Market Fund	1,013	828		1,624	3,465
Municipal Money Market Fund	1	—		265	266

(a)	Amount rounds to less than $1,000.

The tax character of distributions paid during the fiscal year ended February 28, 2013 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$150,517	$—	$—	$150,517
Liquid Assets Money Market Fund	11,533	—	—	11,533
U.S. Government Money Market Fund	4,860	—	—	4,860
U.S. Treasury Plus Money Market Fund	51	—	—	51
Federal Money Market Fund	493	—	—	493
100% U.S. Treasury Securities Money Market Fund	268	—	—	268
Tax Free Money Market Fund	618	265	2,146	3,029
Municipal Money Market Fund	—	—	702	702

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$4,378	$—	$—	$—
Liquid Assets Money Market Fund	166	—	—	—
U.S. Government Money Market Fund	648	—	—	—
U.S. Treasury Plus Money Market Fund	194	—	—	—
Federal Money Market Fund	97	—	—	—
100% U.S. Treasury Securities Money Market Fund	472	—	—	(6)
Tax Free Money Market Fund	55	4	707	—
Municipal Money Market Fund	—	(65)	75	—

For the Funds the cumulative timing differences primarily consist of trustee deferred compensation.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2014, the Funds did not have post-enactment net capital loss carryforwards.

As of February 28, 2014, the Funds had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2019
Municipal Money Market Fund	$65

During the year ended February 28, 2014, the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Municipal Money Market Fund	$89

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

As of February 28, 2014, the Liquid Assets Money Market Fund had no outstanding loans to another fund. Average loans for the year ended February 28, 2014, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$38,133	1	$21

Interest earned, if any, as a result of lending money to another fund as of February 28, 2014 is included in Income from interfund lending (net) in the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014, or at any time during the year then ended.

120	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for each of the Liquid Assets Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund,.

In addition, Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund, each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest a significant portion of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	121

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and the Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Tax Free Money Market Fund (each a separate fund of JPMorgan Trust I) and JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (each a separate fund of JPMorgan Trust II) (hereafter referred to as the “Funds”) at February 28, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

122	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	123

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trusts since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

124	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management. Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004-2413.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	125

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund
Class B
Actual	$1,000.00	$1,000.10	$1.09	0.22%
Hypothetical	1,000.00	1,023.70	1.10	0.22
Class C
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22
Agency
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22
Capital
Actual	1,000.00	1,000.30	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18
Cash Management
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22
Direct
Actual	1,000.00	1,000.20	0.94	0.19
Hypothetical	1,000.00	1,023.85	0.95	0.19
Eagle Class
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22
IM
Actual	1,000.00	1,000.40	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Institutional Class
Actual	1,000.00	1,000.10	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21

126	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund (continued)
Investor
Actual	$1,000.00	$1,000.10	$1.09	0.22%
Hypothetical	1,000.00	1,023.70	1.10	0.22
Morgan
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22
Premier
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22
Reserve
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22
Service
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22

Liquid Assets Money Market Fund
Class B
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Class C
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Agency
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Capital
Actual	1,000.00	1,000.30	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18
E*Trade
Actual	1,000.00	1,000.30	0.94	0.19
Hypothetical	1,000.00	1,023.85	0.95	0.19
Institutional Class
Actual	1,000.00	1,000.20	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Investor
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Morgan
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Premier
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Reserve
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Service
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	127

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Capital
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical	1,000.00	1,024.45	0.35	0.07
Direct
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Eagle Class
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
IM
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Institutional Class
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Investor
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Morgan
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Premier
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Reserve
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Service
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07

U.S. Treasury Plus Money Market Fund
Class B
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Class C
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Agency
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Direct
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Eagle Class
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
IM
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Institutional Class
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06

128	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Treasury Plus Money Market Fund (continued)
Investor
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical	1,000.00	1,024.45	0.35	0.07
Morgan
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Premier
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Reserve
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Service
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07

Federal Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Institutional Class
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Morgan
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Premier
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Reserve
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08

100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Capital
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Institutional Class
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Morgan
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Premier
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Reserve
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Service
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	129

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Free Money Market Fund
Agency
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical	1,000.00	1,024.35	0.45	0.09
Direct
Actual	1,000.00	1,000.20	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Eagle Class
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Institutional Class
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Morgan
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09
Premier
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09
Reserve
Actual	1,000.00	1,000.10	0.45	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09

Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.84	0.17
Hypothetical	1,000.00	1,023.95	0.85	0.17
E*Trade
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Institutional Class
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Morgan
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Premier
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Reserve
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Service
Actual	1,000.00	1,000.00	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

130	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Long Term Capital Gain Notice

Each Fund listed below distributed the following amount, or maximum allowable amount, as long-term capital gain dividends for the fiscal year ended February 28, 2014 (amounts in thousands):

	Long-Term Capital Gain Distribution
U.S. Government Money Market Fund	$6
U.S. Treasury Plus Money Market Fund	—	(a)
100% U.S. Treasury Securities Money Market Fund	—	(a)
Tax Free Money Market Fund	828

(a)	Amount rounds to less than $1,000.

Qualified Interest Income (QII) Short Term Gains

Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2014 (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Prime Money Market Fund	$24,270	$1,290
Liquid Assets Money Market Fund	3,063	65
U.S. Government Money Market Fund	5,837	861
U.S. Treasury Plus Money Market Fund	—	47
Federal Money Market Fund	409	60
100% U.S. Treasury Securities Money Market Fund	—	475

Tax-Exempt Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2014:

Exempt Distributions Paid
Tax Free Money Market Fund	99.58%
Municipal Money Market Fund	99.81

Treasury Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2014:

Income from U.S. Treasury Obligations
Prime Money Market Fund	5.50%
Liquid Assets Money Market Fund	4.31
U.S. Government Money Market Fund	11.38
U.S. Treasury Plus Money Market Fund	62.78
Federal Money Market	31.41
100% U.S. Treasury Securities Money Market Fund	95.57

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	131

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

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A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014	AN-MMKT-214

Annual Report

J.P. Morgan Income Funds

February 28, 2014

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act — the president’s signature domestic policy initiative — led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index closed at a record high on the final day of the reporting period and returned 22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets Index (net of foreign withholding taxes) returned 0.94% for the 12-month period, while the Barclays Emerging Markets Debt Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Fixed income markets were marked by overall weakness and intermittent volatility throughout the reporting period. Uncertainty about future monetary policy from the U.S. Federal Reserve (the “Fed”) and mixed economic data in both the U.S. and Europe weighed on financial markets during the first half of the period. The Fed’s announcement in May 2013 that economic growth had become sufficient enough to consider tapering off its Quantitative Easing program drove down prices for U.S. Treasuries and briefly pushed equity prices lower. Improving economic data in the second half of the period drove equity prices to new highs in the U.S. and Japan and in December, the Fed’s decision to trim its monthly asset purchases by $10 billion sparked a rally in developed market equity prices and a flow of investment capital out of emerging markets. The Fed’s move bolstered expectations of Fed interest rate increases, which further weakened bond prices in the final three months of calendar 2013, particularly in intermediate maturities.

U.S. Treasury securities posted negative returns for the period. The Barclays U.S. Aggregate Index of investment grade fixed-income securities returned 0.15% and the Barclays U.S. Corporate High Yield Index returned 8.38%, while the JPMorgan Emerging Markets Bond Index Global returned -3.02%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Corporate Bond Fund

FUND COMMENTARY

FOR THE PERIOD FROM MARCH 1, 2013 (FUND’S INCEPTION DATE) THROUGH FEBRUARY 28, 2014 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	0.72%
Barclays U.S. Aggregate Index	0.07%
Barclays U.S. Corporate Index	1.40%

Net Assets as of 2/28/2014 (In Thousands)	$645,237
Duration as of 2/28/2014	6.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The period from the Fund’s inception on March 1, 2013 through February 28, 2014 was a challenging environment for the fixed-income market. During the first half of the reporting period, interest rates rose and corporate bond spreads widened after the U.S. Federal Reserve suggested that it would begin tapering its monthly purchases of bonds sooner than previously expected. However, in the latter part of the reporting period, the upward movement in interest rates slowed and overall bond prices improved.

Against this backdrop, the Fund (Select Class Shares) generated a positive absolute return but underperformed the Barclays U.S. Corporate Index (the “Benchmark”) for the reporting period. The Fund outperformed the broad-based Barclays U.S. Aggregate Index as credit spreads tightened during the reporting period. Credit spreads are the difference between yields on U.S. Treasuries and non-Treasury bonds. The Fund’s exposure to the metals and mining sector detracted from performance relative to the Benchmark. Early in the reporting period, the Fund was overweight in the sector but over time that position was reduced to an underweight and the Fund did not benefit from a rally in metals and mining bonds that occurred late in the reporting period. The Fund’s exposure to the communications sector also weighed on relative performance versus the Benchmark as mergers and acquisition activity in the sector led to volatility in bond prices.

The Fund’s exposure to high yield debt (also known as “junk bonds”) made a positive contribution to relative performance, as high yield securities outperformed investment grade debt securities for the period. The Fund’s investments in the financials sector and subordinated financials also contributed to performance relative to the Benchmark amid continued improvement in the global banking system.

HOW WAS THE FUND POSITIONED?

The Fund relied on a thorough research process with a particular emphasis on three key areas; macro credit strategy, which determines the credit bias of the portfolio; sector strategy that helps determine the sector weightings of the portfolio; and individual security strategy. This approach was used to create an investable universe of securities to be included in the Fund’s portfolio. The Fund was cautiously positioned as the portfolio managers looked to add what they believed to be compelling relative value opportunities.

PORTFOLIO COMPOSITION***
Corporate Bonds	94.1%
Preferred Securities	4.3
Others (each less than 1.0%)	0.8
Short-Term Investments	0.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	3

JPMorgan Corporate Bond Fund

FUND COMMENTARY

FOR THE PERIOD MARCH 1, 2013 (FUND’S INCEPTION DATE) THROUGH FEBRUARY 28, 2014 (Unaudited) (continued)

TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	3/1/13
Without Sales Charge		0.43%	0.43%
With Sales Charge*		(3.34)	(3.34)
CLASS C SHARES	3/1/13
Without CDSC		0.02	0.02
With CDSC**		(0.98)	(0.98)
CLASS R6 SHARES	3/1/13	0.92	0.92
SELECT CLASS SHARES	3/1/13	0.72	0.72

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Corporate Bond Fund, the Barclays U.S. Corporate Index, the Barclays U.S. Aggregate Index and the Lipper Corporate Debt Funds BBB-Rated Average from March 1, 2013 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the Barclays U.S. Corporate Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate Indices. The Barclays U.S. Corporate Index was launched on January 1, 1973. The performance of the Lipper Corporate Debt Funds BBB-Rated Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. Investors cannot invest directly in an index. The Lipper Corporate Debt Funds BBB-Rated Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on March 1, 2013 until March 27, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-4.13%
J.P. Morgan Emerging Markets Bond Index Global	-3.02%

Net Assets as of 2/28/2014 (In Thousands)	$443,469
Duration as of 2/28/2014	6.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund (the “Fund”) seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund (Select Class Shares) underperformed the J.P. Morgan Emerging Markets Bond Index Global (the “Benchmark”). The Fund’s security selection in Latin America detracted from performance relative to the Benchmark. The Fund’s exposure to Eastern Europe also detracted from relative performance, mainly due to the Fund’s underweight position in Poland, where political momentum for pension reform and improving economic fundamentals led to a strong performance. The Fund’s allocation and security selection in the Caribbean, which contains markets that have low correlations to larger market trends, made a modest contribution to relative performance.

By country, the Fund’s security selection in Brazil detracted from relative performance, while security selection in Venezuela made a positive contribution to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believe are more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believe are more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.

In addition, the Fund’s portfolio managers used currency derivatives to take positions in currencies based on their top-down macroeconomic research, as well as to hedge several of the Fund’s foreign-denominated securities back to the U.S. dollar. The Fund also used U.S. Treasury futures to hedge the duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of the Fund back to the Benchmark, which slightly helped both relative and absolute performance. As of February 28, 2014, the top five over- and underweights based on the weighted spread duration versus the Benchmark are summarized in the table below.

Country Weighted Spread Duration	Relative to Benchmark

Top 5 Overweights:
Brazil	0.14
Morocco	0.07
Slovenia	0.07
Venezuela	0.06
Indonesia	0.06

Top 5 Underweights:
Chile	(0.19)
China	(0.16)
Turkey	(0.09)
Philippines	(0.09)
Poland	(0.09)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

PORTFOLIO COMPOSITION*
Foreign Government Securities	68.7%
Corporate Bonds	30.2
Others (each less than 1.0%)	0.2
Short-Term Investment	0.9

PORTFOLIO COMPOSITION BY COUNTRY*
Mexico	10.8%
Brazil	7.5
Venezuela	7.4
Indonesia	6.8
Russia	6.7
Turkey	6.6
Philippines	3.6
Hungary	3.1
Colombia	3.0
South Africa	2.8
Lebanon	2.7
Netherlands	2.5
United States	1.9
Argentina	1.8
Peru	1.7
Sri Lanka	1.7
Croatia	1.6
Kazakhstan	1.4
Costa Rica	1.3
Lithuania	1.2
Serbia	1.1
Morocco	1.0
Ecuador	1.0
Others (each less than 1.0%)	19.9
Short-Term Investment	0.9

*	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/30/06
Without Sales Charge		(4.36)%	14.10%	7.67%
With Sales Charge*		(7.93)	13.22	7.27
CLASS C SHARES	6/30/06
Without CDSC		(4.83)	13.57	7.28
With CDSC**		(5.83)	13.57	7.28
CLASS R5 SHARES	5/15/06	(3.85)	14.66	8.06
CLASS R6 SHARES	7/2/12	(3.90)	14.66	8.06
SELECT CLASS SHARES	4/17/97	(4.13)	14.40	7.88

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for Class A and Class C Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Emerging Market Hard Currency Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The index is administered by JPMorgan Securities Inc., an affiliate of the adviser. The Lipper Emerging Market Hard Currency Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	7

JPMorgan Multi-Sector Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.99%
Barclays U.S. Aggregate Index	0.15%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 2/28/2014 (In Thousands)	$1,758,735
Duration as of 2/28/2014	0.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Sector Income Fund (the “Fund”) seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Relative to the Barclays U.S. Aggregate Index, the Fund had exposure to a broader range of asset classes during the reporting period. The Fund invested in emerging market debt, investment grade fixed-income securities, high yield fixed-income securities (also known as “junk bonds”), asset backed securities, mortgage backed securities and U.S. Treasury securities.

The main driver of the Fund’s (Select Class Shares) absolute return and its relative outperformance of the Barclays U.S. Aggregate Index was its allocation to high yield fixed-income securities. Across the entire fixed-income asset class, the high yield sector was a leading performer during the reporting period. The Fund’s investments in agency and non-agency mortgage backed securities, asset backed securities and commercial mortgage backed securities also contributed to the Fund’s absolute performance.

The Fund’s short duration positions in government debt, mostly U.S. Treasuries and German Bunds, detracted from absolute performance. This positioning was negatively impacted by falling interest rates during the second half of the period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The combination of the Fund’s positions in various currencies also detracted from absolute performance and performance relative to the Barclays U.S. Aggregate Index during the period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund applied a flexible investment approach and was not managed to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions during the reporting period. The portfolio managers sought opportunities in convertible bonds and commercial mortgage backed securities. The Fund closed out its short position in the euro but maintained a short position in the yen. In January, the Fund cautiously re-entered the local emerging markets space with a very small position in Brazilian local sovereign bonds.

The Fund’s duration was also tactically adjusted throughout the reporting period. When the reporting period began, the Fund’s duration was approximately two years. Duration was shortened to 1.55 years in April and then increased to 2.45 years in May, the latter by utilizing U.S. government bond futures. The Fund’s duration was then decreased throughout the summer months in order to reduce its sensitivity to rising interest rates, mainly using government bond futures. By the end of December, Fund duration had fallen to 0.86 years and ended the reporting period at 0.79 years.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PORTFOLIO COMPOSITION***
Corporate Bonds	45.4%
Collateralized Mortgage Obligations	10.4
Commercial Mortgage-Backed Securities	10.2
Asset-Backed Securities	8.7
Convertible Bonds	5.3
Preferred Securities	4.1
Foreign Government Securities	3.3
Loan Assignments	2.7
Others (each less than 1.0%)	0.3
Short-Term Investment	9.6

PORTFOLIO COMPOSITION BY COUNTRY***
United States	65.6%
United Kingdom	5.7
France	2.5
Luxembourg	2.3
Netherlands	2.2
Switzerland	1.7
Spain	1.4
South Africa	1.1
Mexico	1.0
Others (each less than 1.0%)	6.9
Short-Term Investment	9.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	9

JPMorgan Multi-Sector Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	12/1/10
Without Sales Charge		3.81%	3.83%	3.87%
With Sales Charge*		(0.10)	2.52	2.65
CLASS C SHARES	12/1/10
Without CDSC		3.26	3.32	3.35
With CDSC**		2.26	3.32	3.35
CLASS R2 SHARES	12/1/10	3.55	3.60	3.63
CLASS R5 SHARES	12/1/10	4.29	4.31	4.34
CLASS R6 SHARES	11/1/11	4.31	4.34	4.37
SELECT CLASS SHARES	12/1/10	3.99	4.09	4.12

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/1/10 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been higher than those shown because Class R6 Shares have lower expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Multi-Sector Income Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from December 1, 2010 to February 28, 2014. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Real Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-6.28%
Barclays U.S. TIPS Index	-5.78%

Net Assets as of 2/28/2014 (In Thousands)	$89,949
Duration as of 2/28/2014	7.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Real Return Fund (the “Fund”) seeks to maximize inflation protected return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the 12 months ended February 28, 2014, the Fund (Select Class Shares) invested nearly all of its assets in U.S. Treasury Inflation Protected Securities (“TIPS”) and posted a negative absolute return and underperformed the Barclays U.S. TIPS Index (the “Benchmark”).

In the final two months of the reporting period, TIPS prices recovered slightly following their worst calendar year performance since the securities were introduced in 1997. Inflation, as measured by the U.S. Consumer Price Index, was at its lowest level in 20 years — with the exception of calendar 2008 — which led investors to flee from mutual funds that invest in TIPS for most of the reporting period. While the U.S. Federal Reserve (the “Fed”) and the European Central Bank maintained accommodative monetary policies throughout the reporting period, the Fed decided in December that domestic economic growth was sufficient to begin curbing its $85 billion in monthly asset purchases. The Fed’s assurance that it would maintain its accommodative policy by keeping the Fed Funds rate low, along with signs of stronger growth in both the U.S. and the European Union toward the end of the reporting period, raised investor expectations of future inflation.

The Fund’s tactical duration positioning and yield curve trading helped its relative performance during the period. (Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.) The Fund’s relative performance was also helped by its long positions in Italian inflation-linked bonds and its TIPS breakeven strategy, which uses futures contracts in conjunction with TIPS in an effort to benefit from the difference between the yield on a nominal fixed-rate bond and the real yield on an inflation-linked bond. The Fund’s allocation to U.K.-linked bonds detracted from relative performance.

HOW WAS THE FUND POSITIONED?

Almost all of the Fund’s assets were allocated to TIPS. However, a small portion of the Fund’s assets was allocated to U.K. and Italian inflation-linked bonds. The Fund’s portfolio managers actively monitored and managed the Fund’s duration and made tactical investments in areas of the real yield curve (the real yield curve shows the relationship between yields and maturity dates for TIPS) that they believed were the most attractive from a risk/reward perspective. Overall, the Fund’s positioning was focused on protecting against higher interest rates, while taking advantage of relatively low inflation premium pricing in TIPS and European inflation-linked bonds.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	90.5%
Foreign Government Securities	2.8
Collateralized Mortgage Obligation	0.1
Short-Term Investment	6.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	11

JPMorgan Real Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	9/1/05
Without Sales Charge		(6.43)%	5.57%	3.25%
With Sales Charge*		(9.97)	4.76	2.79
CLASS C SHARES	9/1/05
Without CDSC		(7.07)	4.91	2.66
With CDSC**		(8.07)	4.91	2.66
INSTITUTIONAL CLASS SHARES	9/1/05	(6.20)	5.88	3.61
SELECT CLASS SHARES	9/1/05	(6.28)	5.75	3.46

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Real Return Fund, the Barclays U.S. TIPS Index and the Lipper Inflation-Protected Bond Funds Index from September 1, 2005 to February 28, 2014. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. TIPS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper

Inflation-Protected Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities. The Lipper Inflation-Protected Bond Funds Index represents the total returns of the 30 largest mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.56%
Barclays U.S. Universal Index	0.72%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 2/28/2014 (In Thousands)	$25,633,334
Duration as of 2/28/2014	0.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to provide a positive total return in diverse market environments over time and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. For the 12 months ended February 28, 2014, the Fund (Select Class Shares) outperformed the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the 12 months ended February 28, 2014, the leading contributor to the Fund’s absolute performance was its exposure to high yield corporate bonds (also known as “junk bonds”). The Fund’s investments in non-agency mortgage backed securities and commercial mortgage backed securities also contributed to absolute performance. The non-agency mortgage sector performed well compared with other fixed-income asset classes.

The Fund used credit default swaps to establish short positions in certain sovereign and corporate credits and credit indexes as a hedging strategy. However, its exposure to the sectors detracted from absolute performance, as did the Fund’s investments in collateralized mortgage obligations, which were hurt by higher levels of refinancing in anticipation of rising interest rates. Refinancing hurts bondholders as their investments are returned at par value without the benefit of interest payments.

HOW WAS THE FUND POSITIONED?

The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 61% of net assets at the end of the reporting period. A portion of the Fund’s cash position (representing approximately 3% of the total cash allocation) was held to support derivative positions that were used as substitutes for securities. As of the end of the reporting period, the Fund used credit default swaps to establish long positions in the high yield sector and short positions in the investment grade corporate credit and emerging markets debt sectors.

PORTFOLIO COMPOSITION***
Corporate Bonds	24.5%
Collateralized Mortgage Obligations	5.0
Loan Assignments	4.5
Private Placements	1.5
Asset-Backed Securities	1.4
Others (each less than 1.0%)	2.5
Short-Term Investments	60.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	13

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	10/10/08
Without Sales Charge		2.32%	7.10%	7.06%
With Sales Charge*		(1.49)	6.28	6.30
CLASS C SHARES	10/10/08
Without CDSC		1.85	6.58	6.54
With CDSC**		0.85	6.58	6.54
CLASS R5 SHARES	10/10/08	2.83	7.58	7.55
SELECT CLASS SHARES	10/10/08	2.56	7.37	7.34

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/10/08 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 10, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Strategic Income Opportunities Fund, the Barclays U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from October 10, 2008 to February 28, 2014. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	1.71%
Barclays U.S. Aggregate Index	0.15%

Net Assets as of 2/28/2014 (In Thousands)	$194,775
Duration as of 2/28/2014	4.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund (Select Class Shares) outperformed the Barclays U.S. Aggregate Index (the “Benchmark”). The Fund’s exposure to high yield corporate bonds (also known as “junk bonds”) was the leading contributor to performance relative to the Benchmark. The Fund’s investments in the non-agency mortgage sector also contributed to relative performance. The Benchmark did not hold non-agency mortgage securities, which performed better than Benchmark securities overall.

While the Fund’s exposure to U.S. Treasury securities detracted from relative performance, the effect was mostly offset by the Fund’s overall shorter duration relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was overweight the high yield and non-agency mortgage sectors and underweight in the emerging market debt and sovereign debt sectors.

The Fund’s portfolio managers used credit default swaps to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions

(underweights) in areas that they felt were not attractive from a valuation perspective. Overall, these positions helped the Fund’s performance relative to the Benchmark, but did not have a significant impact. The Fund also used interest rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates, which helped relative performance. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market instruments to support those positions.

PORTFOLIO COMPOSITION***
Corporate Bonds	35.1%
Mortgage Pass-Through Securities	23.1
Collateralized Mortgage Obligations	6.5
Commercial Mortgage-Backed Securities	5.1
Asset-Backed Securities	3.9
U.S. Government Agency Securities	3.0
U.S. Treasury Obligations	2.3
Supranational	1.2
Others (each less than 1.0%)	0.5
Short-Term Investments	19.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	15

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	6/16/08
Without Sales Charge		1.64%	9.42%	7.28%
With Sales Charge*		(2.14)	8.58	6.56
CLASS C SHARES	6/16/08
Without CDSC		0.90	8.70	6.58
With CDSC**		(0.10)	8.70	6.58
CLASS R5 SHARES	6/16/08	1.73	9.62	7.50
SELECT CLASS SHARES	6/16/08	1.71	9.51	7.39

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/16/08 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Total Return Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from June 16, 2008 to February 28, 2014. The performance of the Lipper Core Plus Bond Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 92.7%
	Consumer Discretionary — 7.5%
	Auto Components — 0.1%
650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	710

	Automobiles — 0.7%
750	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	849
1,180	Daimler Finance North America LLC, 2.950%, 01/11/17 (e) (m)	1,239
985	Ford Motor Co., 4.750%, 01/15/43 (m)	953
1,455	General Motors Co., 6.250%, 10/02/43 (e) (m)	1,611

		4,652

	Distributors — 0.2%
1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	1,574

	Diversified Consumer Services — 0.1%
500	Service Corp. International, 7.500%, 04/01/27	531

	Hotels, Restaurants & Leisure — 0.5%
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (m)	960
1,000	MGM Resorts International, 6.750%, 10/01/20	1,105
1,000	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	1,114

		3,179

	Internet & Catalog Retail — 0.5%
3,465	Amazon.com, Inc., 2.500%, 11/29/22 (m)	3,234

	Media — 4.4%
	21st Century Fox America, Inc.,
745	5.400%, 10/01/43	793
750	6.150%, 02/15/41	870
	Clear Channel Worldwide Holdings, Inc.,
1,000	Series B, 6.500%, 11/15/22 (m)	1,065
500	Series B, 7.625%, 03/15/20 (m)	541
	Comcast Corp.,
1,310	4.500%, 01/15/43 (m)	1,282
1,695	4.750%, 03/01/44 (m)	1,723
485	CSC Holdings LLC, 8.625%, 02/15/19 (m)	582
3,295	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42 (m)	3,106
335	Discovery Communications LLC, 4.875%, 04/01/43 (m)	325
1,000	DISH DBS Corp., 6.750%, 06/01/21 (m)	1,120
630	Interpublic Group of Cos., Inc. (The), 3.750%, 02/15/23	614
1,400	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	1,388

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — Continued
	NBCUniversal Media LLC,
2,110	4.375%, 04/01/21	2,292
810	4.450%, 01/15/43	782
500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	539
675	Omnicom Group, Inc., 3.625%, 05/01/22	673
1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,013
1,000	Sirius XM Holdings, Inc., 4.250%, 05/15/20 (e)	978
	Time Warner Cable, Inc.,
740	4.500%, 09/15/42	674
1,140	5.500%, 09/01/41	1,182
	Time Warner, Inc.,
1,725	4.750%, 03/29/21	1,897
1,185	4.900%, 06/15/42	1,161
715	5.350%, 12/15/43	756
	Viacom, Inc.,
875	2.500%, 09/01/18	893
1,755	4.375%, 03/15/43	1,552
500	5.850%, 09/01/43	549

		28,350

	Multiline Retail — 0.4%
	Macy’s Retail Holdings, Inc.,
1,205	4.300%, 02/15/43	1,100
1,165	4.375%, 09/01/23	1,211

		2,311

	Specialty Retail — 0.6%
760	Home Depot, Inc. (The), 4.875%, 02/15/44	817
1,000	L Brands, Inc., 6.625%, 04/01/21	1,121
500	Party City Holdings, Inc., 8.875%, 08/01/20	557
450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	476
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	549

		3,520

	Total Consumer Discretionary	48,061

	Consumer Staples — 6.8%
	Beverages — 1.9%
6,525	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22 (m)	6,173
615	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23 (m)	575
	PepsiCo, Inc.,
1,715	2.750%, 03/05/22	1,665
940	2.750%, 03/01/23	892

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	17

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Beverages — Continued
	SABMiller Holdings, Inc.,
1,795	2.450%, 01/15/17 (e)	1,855
1,205	3.750%, 01/15/22 (e)	1,235

		12,395

	Food & Staples Retailing — 2.2%
	CVS Caremark Corp.,
4,940	2.750%, 12/01/22 (m)	4,663
315	5.300%, 12/05/43 (m)	346
634	CVS Pass-Through Trust, 4.704%, 01/10/36 (e) (m)	646
	Kroger Co. (The),
1,305	2.300%, 01/15/19	1,308
1,380	3.850%, 08/01/23	1,388
575	4.000%, 02/01/24	585
825	5.150%, 08/01/43	849
	Wal-Mart Stores, Inc.,
2,025	3.625%, 07/08/20	2,160
1,445	4.000%, 04/11/43	1,363
580	5.000%, 10/25/40	634

		13,942

	Food Products — 0.6%
700	ConAgra Foods, Inc., 1.900%, 01/25/18 (m)	699
500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	499
	Kraft Foods Group, Inc.,
1,010	3.500%, 06/06/22	1,016
1,110	5.000%, 06/04/42	1,157
750	Post Holdings, Inc., 7.375%, 02/15/22	816

		4,187

	Household Products — 0.3%
500	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	510
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	523
1,000	9.000%, 04/15/19	1,075

		2,108

	Tobacco — 1.8%
	Altria Group, Inc.,
3,885	2.850%, 08/09/22 (m)	3,642
1,420	4.250%, 08/09/42 (m)	1,252
500	B.A.T. International Finance plc, (United Kingdom), 2.125%, 06/07/17 (e) (m)	512

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Tobacco — Continued
	Philip Morris International, Inc.,
1,440	2.500%, 08/22/22	1,344
2,725	4.125%, 03/04/43	2,476
285	4.875%, 11/15/43	291
2,040	Reynolds American, Inc., 3.250%, 11/01/22	1,939

		11,456

	Total Consumer Staples	44,088

	Energy — 9.5%
	Energy Equipment & Services — 1.0%
	Halliburton Co.,
1,189	3.250%, 11/15/21	1,208
805	4.750%, 08/01/43	835
	Rowan Cos., Inc.,
460	4.750%, 01/15/24	468
1,220	5.850%, 01/15/44	1,229
1,055	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	1,079
1,485	Transocean, Inc., (Cayman Islands), 3.800%, 10/15/22	1,408

		6,227

	Oil, Gas & Consumable Fuels — 8.5%
2,965	Anadarko Petroleum Corp., 6.375%, 09/15/17 (m)	3,434
	BP Capital Markets plc, (United Kingdom),
1,090	2.750%, 05/10/23 (m)	1,021
2,105	3.245%, 05/06/22 (m)	2,097
505	3.814%, 02/10/24 (m)	511
1,525	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e) (m)	1,662
	Cenovus Energy, Inc., (Canada),
1,680	3.000%, 08/15/22 (m)	1,600
290	4.450%, 09/15/42 (m)	273
230	5.200%, 09/15/43 (m)	239
1,250	ConocoPhillips, 6.000%, 01/15/20 (m)	1,492
2,000	ConocoPhillips Co., 2.400%, 12/15/22 (m)	1,887
775	Devon Energy Corp., 4.750%, 05/15/42 (m)	768
1,510	Enbridge, Inc., (Canada), 4.000%, 10/01/23 (m)	1,524
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23 (m)	1,752
435	5.150%, 02/01/43 (m)	416
1,030	6.500%, 02/01/42 (m)	1,154
	Enterprise Products Operating LLC,
1,555	4.450%, 02/15/43 (m)	1,430
1,245	4.850%, 03/15/44 (m)	1,228

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
330	5.100%, 02/15/45 (m)	337
1,297	Series A, VAR, 8.375%, 08/01/66 (m)	1,450
2,225	EOG Resources, Inc., 2.625%, 03/15/23 (m)	2,104
500	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20 (m)	579
	Kinder Morgan Energy Partners LP,
2,400	3.500%, 03/01/21	2,409
3,145	5.000%, 03/01/43	2,967
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	541
1,755	Marathon Petroleum Corp., 6.500%, 03/01/41	2,120
2,220	Noble Energy, Inc., 5.250%, 11/15/43	2,321
1,605	ONEOK Partners LP, 6.200%, 09/15/43	1,825
	Phillips 66,
432	4.300%, 04/01/22	456
555	5.875%, 05/01/42	636
	Plains All American Pipeline LP/PAA Finance Corp.,
1,630	5.000%, 02/01/21	1,820
550	6.125%, 01/15/17	624
500	Plains Exploration & Production Co., 6.500%, 11/15/20	552
165	Spectra Energy Partners LP, 2.950%, 09/25/18	170
925	Statoil ASA, (Norway), 2.900%, 11/08/20	938
	Suncor Energy, Inc., (Canada),
2,500	6.100%, 06/01/18	2,921
683	6.500%, 06/15/38	835
1,733	Total Capital International S.A., (France), 2.875%, 02/17/22	1,708
3,240	Total Capital S.A., (France), 4.125%, 01/28/21	3,495
500	Whiting Petroleum Corp., 5.750%, 03/15/21	540
1,250	Williams Partners LP, 5.400%, 03/04/44	1,264

		55,100

	Total Energy	61,327

	Financials — 35.7%
	Capital Markets — 5.7%
1,025	Credit Suisse, (Switzerland), 5.400%, 01/14/20 (m)	1,155
EUR 1,900	Credit Suisse AG, (Switzerland), VAR, 5.750%, 09/18/25	2,865
	Goldman Sachs Group, Inc. (The),
9,840	2.375%, 01/22/18 (m)	9,976
2,030	2.900%, 07/19/18	2,086
4,050	3.625%, 01/22/23	3,994
1,380	4.000%, 03/03/24	1,381
755	6.750%, 10/01/37 (m)	872

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — Continued
	Morgan Stanley,
1,260	2.125%, 04/25/18	1,267
1,145	2.500%, 01/24/19	1,150
4,495	3.750%, 02/25/23	4,488
6,605	4.750%, 03/22/17	7,247

		36,481

	Commercial Banks — 11.7%
1,140	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e) (m)	1,148
	Bank of Montreal, (Canada),
1,825	1.450%, 04/09/18 (m)	1,804
1,615	2.375%, 01/25/19 (m)	1,641
	Barclays Bank plc, (United Kingdom),
1,100	2.500%, 02/20/19 (m)	1,112
3,606	6.050%, 12/04/17 (e) (m)	4,079
	BNP Paribas S.A., (France),
2,695	2.400%, 12/12/18 (m)	2,712
580	3.250%, 03/03/23 (m)	562
2,780	Branch Banking & Trust Co., 2.850%, 04/01/21	2,778
4,055	Capital One Bank USA N.A., 3.375%, 02/15/23 (m)	3,934
1,155	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 5.750%, 12/01/43 (m)	1,259
	Discover Bank,
4,115	2.000%, 02/21/18 (m)	4,110
1,520	4.200%, 08/08/23 (m)	1,568
2,560	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e) (m)	2,700
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e)	537
5,085	4.125%, 08/12/20 (e)	5,466
840	HSBC Holdings plc, (United Kingdom), 4.000%, 03/30/22	871
2,105	Intesa Sanpaolo S.p.A., (Italy), 5.250%, 01/12/24	2,166
	Nordea Bank AB, (Sweden),
1,185	4.250%, 09/21/22 (e)	1,196
1,520	4.875%, 05/13/21 (e)	1,611
2,065	PNC Bank N.A., 2.700%, 11/01/22	1,944
1,710	Royal Bank of Canada, (Canada), 2.200%, 07/27/18	1,737
695	Royal Bank of Scotland Group plc, (United Kingdom), 6.000%, 12/19/23	716
365	Royal Bank of Scotland plc (The), (United Kingdom), 6.125%, 01/11/21	428

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
	Skandinaviska Enskilda Banken AB, (Sweden),
4,505	1.750%, 03/19/18 (e)	4,473
1,480	2.375%, 11/20/18 (e)	1,493
	Societe Generale S.A., (France),
1,410	2.625%, 10/01/18	1,431
1,160	5.000%, 01/17/24 (e)	1,174
	Svenska Handelsbanken AB, (Sweden),
2,865	2.500%, 01/25/19	2,912
1,000	2.875%, 04/04/17	1,046
6,355	Swedbank AB, (Sweden), 1.750%, 03/12/18 (e)	6,307
1,200	Toronto-Dominion Bank (The), (Canada), 1.400%, 04/30/18	1,185
	Wells Fargo & Co.,
2,625	3.000%, 01/22/21	2,652
2,590	Series M, 3.450%, 02/13/23	2,533
555	4.125%, 08/15/23	566
1,055	5.375%, 11/02/43	1,128
2,445	Westpac Banking Corp., (Australia), 2.250%, 01/17/19	2,455

		75,434

	Consumer Finance — 2.9%
1,000	Ally Financial, Inc., 7.500%, 09/15/20 (m)	1,210
	American Express Co.,
1,780	1.550%, 05/22/18 (m)	1,761
1,605	VAR, 6.800%, 09/01/16 (m)	1,745
1,280	Capital One Bank USA N.A., 2.250%, 02/13/19 (m)	1,280
	Ford Motor Credit Co. LLC,
2,790	1.700%, 05/09/16 (m)	2,829
5,735	3.000%, 06/12/17 (m)	5,972
750	4.250%, 09/20/22 (m)	775
530	4.375%, 08/06/23 (m)	549
	General Motors Financial Co., Inc.,
675	2.750%, 05/15/16 (m)	688
235	3.250%, 05/15/18 (m)	241
1,670	John Deere Capital Corp., 2.800%, 03/04/21	1,672

		18,722

	Diversified Financial Services — 7.2%
	Bank of America Corp.,
8,475	2.000%, 01/11/18 (m)	8,518
7,885	3.300%, 01/11/23 (m)	7,672
880	5.000%, 01/21/44 (m)	917
	Citigroup, Inc.,
1,350	1.700%, 07/25/16 (m)	1,368

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Diversified Financial Services — Continued
	360	1.750%, 05/01/18 (m)	356
	1,815	2.500%, 09/26/18 (m)	1,837
	3,870	3.375%, 03/01/23 (m)	3,769
	5,390	4.450%, 01/10/17 (m)	5,857
	1,380	6.675%, 09/13/43 (m)	1,630
		General Electric Capital Corp.,
	3,820	4.375%, 09/16/20 (m)	4,196
	1,420	5.875%, 01/14/38 (m)	1,681
		ING US, Inc.,
	2,260	2.900%, 02/15/18	2,336
	500	5.700%, 07/15/43	557
	1,295	VAR, 5.650%, 05/15/53	1,269
		Shell International Finance B.V., (Netherlands),
	1,835	2.250%, 01/06/23	1,699
	3,190	2.375%, 08/21/22	3,014

			46,676

		Insurance — 4.0%
	1,450	Allstate Corp. (The), VAR, 5.750%, 08/15/53 (m)	1,508
		American International Group, Inc.,
	4,835	4.875%, 06/01/22 (m)	5,314
	2,500	5.850%, 01/16/18 (m)	2,874
	550	AXA S.A., (France), 8.600%, 12/15/30 (m)	709
		Berkshire Hathaway Finance Corp.,
	1,910	2.900%, 10/15/20 (m)	1,956
	1,040	5.750%, 01/15/40 (m)	1,212
	1,240	Five Corners Funding Trust, 4.419%, 11/15/23 (e) (m)	1,265
		MetLife, Inc.,
	1,450	4.125%, 08/13/42	1,347
	1,100	6.400%, 12/15/36	1,147
	1,465	Metropolitan Life Global Funding I, 3.000%, 01/10/23 (e)	1,406
	1,545	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,521
		Prudential Financial, Inc.,
	1,035	5.100%, 08/15/43	1,089
	2,270	VAR, 5.200%, 03/15/44	2,248
GBP	450	RSA Insurance Group plc, (United Kingdom), VAR, 9.375%, 05/20/39	923
	1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	1,041

			25,560

		Real Estate Investment Trusts (REITs) — 3.4%
	680	American Tower Corp., 3.500%, 01/31/23 (m)	644

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20 (m)	1,175
1,210	Boston Properties LP, 3.850%, 02/01/23 (m)	1,215
1,680	Camden Property Trust, 5.700%, 05/15/17 (m)	1,901
1,990	DDR Corp., 3.500%, 01/15/21 (m)	2,000
1,240	Duke Realty LP, 3.875%, 02/15/21 (m)	1,249
	HCP, Inc.,
775	3.150%, 08/01/22	740
1,415	4.200%, 03/01/24	1,436
1,360	5.375%, 02/01/21	1,524
1,000	6.000%, 01/30/17	1,130
1,640	Kimco Realty Corp., 3.125%, 06/01/23	1,535
910	Liberty Property LP, 4.400%, 02/15/24	925
920	ProLogis LP, 4.250%, 08/15/23	940
1,150	UDR, Inc., 3.700%, 10/01/20	1,183
3,590	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	3,445
970	Weingarten Realty Investors, 4.450%, 01/15/24	975

		22,017

	Thrifts & Mortgage Finance — 0.8%
	BPCE S.A., (France),
1,500	1.700%, 04/25/16 (m)	1,512
2,160	2.500%, 12/10/18 (m)	2,169
1,660	5.700%, 10/22/23 (e) (m)	1,749

		5,430

	Total Financials	230,320

	Health Care — 7.2%
	Biotechnology — 0.6%
1,025	Amgen, Inc., 5.650%, 06/15/42 (m)	1,146
2,255	Gilead Sciences, Inc., 4.500%, 04/01/21 (m)	2,477

		3,623

	Health Care Equipment & Supplies — 0.6%
500	Biomet, Inc., 6.500%, 08/01/20 (m)	539
750	Hologic, Inc., 6.250%, 08/01/20	797
2,195	Medtronic, Inc., 3.625%, 03/15/24	2,225

		3,561

	Health Care Providers & Services — 3.4%
4,110	Aetna, Inc., 2.750%, 11/15/22 (m)	3,877
520	Cardinal Health, Inc., 4.600%, 03/15/43 (m)	517
3,075	Cigna Corp., 4.000%, 02/15/22 (m)	3,199
	Express Scripts Holding Co.,
1,000	3.125%, 05/15/16 (m)	1,046
1,380	3.900%, 02/15/22 (m)	1,420
3,160	4.750%, 11/15/21 (m)	3,433

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — Continued
800	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e) (m)	862
500	HCA Holdings, Inc., 7.750%, 05/15/21	554
1,000	HCA, Inc., 6.500%, 02/15/20	1,129
854	McKesson Corp., 2.700%, 12/15/22	801
	Tenet Healthcare Corp.,
280	4.750%, 06/01/20	288
720	6.000%, 10/01/20 (e)	774
250	6.750%, 02/01/20	267
510	UnitedHealth Group, Inc., 3.950%, 10/15/42	461
200	Ventas Realty LP, 5.700%, 09/30/43	223
	WellPoint, Inc.,
620	2.300%, 07/15/18	626
1,130	3.700%, 08/15/21	1,151
650	4.625%, 05/15/42	628
830	5.100%, 01/15/44	855

		22,111

	Life Sciences Tools & Services — 0.0% (g)
270	Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	292

	Pharmaceuticals — 2.6%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17 (m)	2,337
2,480	2.900%, 11/06/22 (m)	2,395
855	4.400%, 11/06/42 (m)	840
665	Actavis, Inc., 1.875%, 10/01/17	665
1,290	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22 (m)	1,270
1,115	GlaxoSmithKline Capital, Inc., 4.200%, 03/18/43 (m)	1,085
	Mylan, Inc.,
1,440	2.600%, 06/24/18 (e)	1,468
1,105	3.125%, 01/15/23 (e)	1,052
2,560	Novartis Capital Corp., 2.400%, 09/21/22	2,421
1,565	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	1,458
	Valeant Pharmaceuticals International, Inc.,
1,250	6.750%, 08/15/21 (e)	1,362
250	7.500%, 07/15/21 (e)	285

		16,638

	Total Health Care	46,225

	Industrials — 4.5%
	Aerospace & Defense — 0.6%
750	Bombardier, Inc., (Canada), 6.125%, 01/15/23 (e) (m)	759

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	21

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Aerospace & Defense — Continued
1,255	Lockheed Martin Corp., 4.070%, 12/15/42	1,169
1,750	United Technologies Corp., 3.100%, 06/01/22	1,755

		3,683

	Air Freight & Logistics — 0.2%
1,285	FedEx Corp., 5.100%, 01/15/44 (m)	1,328

	Airlines — 0.8%
1,566	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (e) (m)	1,586
607	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e) (m)	649
794	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22 (m)	928
1,244	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18 (m)	1,387
640	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	645

		5,195

	Commercial Services & Supplies — 0.3%
750	ACCO Brands Corp., 6.750%, 04/30/20 (m)	772
1,000	ADT Corp. (The), 3.500%, 07/15/22 (m)	913

		1,685

	Electrical Equipment — 0.1%
500	General Cable Corp., 6.500%, 10/01/22 (e) (m)	505

	Industrial Conglomerates — 0.2%
1,530	General Electric Co., 4.125%, 10/09/42 (m)	1,482

	Machinery — 0.3%
1,775	Caterpillar, Inc., 3.803%, 08/15/42 (m)	1,576
500	Terex Corp., 6.000%, 05/15/21	526

		2,102

	Road & Rail — 1.1%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23 (m)	758
	Burlington Northern Santa Fe LLC,
1,298	4.100%, 06/01/21 (m)	1,382
2,080	4.450%, 03/15/43 (m)	1,987
	CSX Corp.,
460	4.100%, 03/15/44 (m)	417
1,181	5.600%, 05/01/17 (m)	1,333
750	Hertz Corp. (The), 5.875%, 10/15/20	795
580	Norfolk Southern Corp., 4.800%, 08/15/43	590

		7,262

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — 0.6%
2,450	Air Lease Corp., 3.375%, 01/15/19 (m)	2,480
575	HD Supply, Inc., 8.125%, 04/15/19	647
	United Rentals North America, Inc.,
500	7.375%, 05/15/20	559
250	7.625%, 04/15/22	284

		3,970

	Transportation Infrastructure — 0.3%
1,700	Heathrow Funding Ltd., (United Kingdom), 2.500%, 06/25/15 (e) (m)	1,724

	Total Industrials	28,936

	Information Technology — 3.4%
	Communications Equipment — 1.0%
500	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	496
	Cisco Systems, Inc.,
2,385	2.125%, 03/01/19 (m)	2,406
2,140	4.450%, 01/15/20 (m)	2,376
1,030	5.500%, 01/15/40 (m)	1,166

		6,444

	Computers & Peripherals — 0.3%
2,120	Apple, Inc., 3.850%, 05/04/43 (m)	1,858

	IT Services — 1.0%
	First Data Corp.,
1,000	6.750%, 11/01/20 (e) (m)	1,080
500	PIK, 10.000%, 01/15/22 (e) (m)	547
	International Business Machines Corp.,
1,397	1.875%, 08/01/22	1,253
1,540	3.375%, 08/01/23	1,528
1,370	3.625%, 02/12/24	1,378
500	SunGard Data Systems, Inc., 7.625%, 11/15/20	551

		6,337

	Semiconductors & Semiconductor Equipment — 0.1%
235	Amkor Technology, Inc., 6.625%, 06/01/21 (m)	249
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e)	789

		1,038

	Software — 1.0%
500	Audatex North America, Inc., 6.000%, 06/15/21 (e) (m)	534
1,315	Microsoft Corp., 3.500%, 11/15/42	1,137
5,040	Oracle Corp., 2.500%, 10/15/22	4,747

		6,418

	Total Information Technology	22,095

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Materials — 3.8%
		Chemicals — 1.5%
	750	Ashland, Inc., 4.750%, 08/15/22 (m)	752
		CF Industries, Inc.,
	485	3.450%, 06/01/23 (m)	461
	520	4.950%, 06/01/43 (m)	498
	3,230	Dow Chemical Co. (The), 4.125%, 11/15/21 (m)	3,394
	750	Hexion US Finance Corp., 6.625%, 04/15/20	775
	500	Huntsman International LLC, 4.875%, 11/15/20	509
	750	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	831
	380	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	380
	1,660	LyondellBasell Industries N.V., (Netherlands), 5.000%, 04/15/19	1,862

			9,462

		Construction Materials — 0.4%
EUR	1,900	Lafarge S.A., (France), 4.750%, 09/30/20	2,842

		Containers & Packaging — 0.1%
	650	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	721

		Metals & Mining — 1.6%
	920	Barrick Gold Corp., (Canada), 5.250%, 04/01/42 (m)	835
	1,735	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43 (m)	1,833
	1,096	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43 (m)	1,083
	920	Kinross Gold Corp., (Canada), 5.950%, 03/15/24 (e)	923
	2,810	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22	2,678
		Xstrata Finance Canada Ltd., (Canada),
	2,265	4.250%, 10/25/22 (e)	2,230
	915	5.550%, 10/25/42 (e)	885

			10,467

		Paper & Forest Products — 0.2%
	870	International Paper Co., 6.000%, 11/15/41	1,009

		Total Materials	24,501

		Telecommunication Services — 8.2%
		Diversified Telecommunication Services — 7.3%
		AT&T, Inc.,
	2,330	1.700%, 06/01/17 (m)	2,352
	2,315	2.375%, 11/27/18 (m)	2,343
	4,045	4.300%, 12/15/42 (m)	3,595

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
635	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19 (m)	637
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.250%, 03/15/21 (e)	761
750	7.375%, 06/01/20 (m)	821
750	CenturyLink, Inc., Series W, 6.750%, 12/01/23 (m)	795
3,755	Deutsche Telekom International Finance B.V., (Netherlands), 2.250%, 03/06/17 (e) (m)	3,857
400	GCI, Inc., 6.750%, 06/01/21 (m)	398
1,000	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 10/15/20	1,087
500	Level 3 Financing, Inc., 8.625%, 07/15/20	562
	Orange S.A., (France),
2,365	4.125%, 09/14/21 (m)	2,444
800	5.375%, 01/13/42 (m)	816
525	5.500%, 02/06/44	542
850	Sprint Capital Corp., 8.750%, 03/15/32	954
	Telefonica Emisiones S.A.U., (Spain),
1,300	4.570%, 04/27/23	1,324
975	7.045%, 06/20/36	1,158
750	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	827
	Verizon Communications, Inc.,
480	2.450%, 11/01/22	437
4,765	2.500%, 09/15/16	4,945
2,590	3.850%, 11/01/42	2,199
6,050	4.500%, 09/15/20	6,554
2,130	6.400%, 09/15/33	2,533
2,590	6.550%, 09/15/43	3,171
750	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	773
1,000	Windstream Corp., 7.750%, 10/01/21	1,080

		46,965

	Wireless Telecommunication Services — 0.9%
3,790	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22 (m)	3,581
400	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	490
500	T-Mobile USA, Inc., 6.250%, 04/01/21	533
1,775	Vodafone Group plc, (United Kingdom), 4.375%, 02/19/43	1,602

		6,206

	Total Telecommunication Services	53,171

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	23

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Utilities — 6.1%
		Electric Utilities — 3.5%
		Baltimore Gas & Electric Co.,
	2,935	2.800%, 08/15/22 (m)	2,819
	2,045	3.350%, 07/01/23 (m)	2,024
	285	Dominion Gas Holdings LLC, 4.800%, 11/01/43 (e) (m)	289
	4,715	Duke Energy Corp., 3.050%, 08/15/22 (m)	4,598
		Electricite de France, (France),
	745	2.150%, 01/22/19 (e) (m)	746
	1,175	4.875%, 01/22/44 (e) (m)	1,165
GBP	800	Enel S.p.A., (Italy), VAR, 7.750%, 09/10/75	1,457
	775	Entergy Arkansas, Inc., 3.050%, 06/01/23 (m)	749
	1,215	Georgia Power Co., 4.300%, 03/15/43 (m)	1,173
	2,930	PacifiCorp, 2.950%, 02/01/22	2,903
		PPL Capital Funding, Inc.,
	1,660	3.500%, 12/01/22	1,625
	35	4.200%, 06/15/22	36
	250	4.700%, 06/01/43	239
	625	Southern Co. (The), 2.450%, 09/01/18	642
	1,955	Xcel Energy, Inc., 4.700%, 05/15/20	2,186

			22,651

		Gas Utilities — 0.4%
	2,540	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	2,462

		Independent Power Producers & Energy Traders — 0.2%
	630	Oglethorpe Power Corp., 5.375%, 11/01/40	690
	385	Southern Power Co., 5.250%, 07/15/43	407

			1,097

		Multi-Utilities — 2.0%
	485	Centrica plc, (United Kingdom), 5.375%, 10/16/43 (e) (m)	500
		Dominion Resources, Inc.,
	2,699	Series B, 2.750%, 09/15/22 (m)	2,539
	1,050	4.450%, 03/15/21 (m)	1,133
	1,085	MidAmerican Energy Holdings Co., 5.150%, 11/15/43 (e)	1,162
EUR	1,000	NGG Finance plc, (United Kingdom), Reg. S, VAR, 4.250%, 06/18/76	1,420
		NiSource Finance Corp.,
	400	3.850%, 02/15/23	398
	1,525	4.800%, 02/15/44	1,463
	665	5.250%, 02/15/43	673

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Multi-Utilities — Continued
	3,975	Sempra Energy, 2.875%, 10/01/22	3,781

			13,069

		Total Utilities	39,279

		Total Corporate Bonds (Cost $592,791)	598,003

	Preferred Securities — 4.3% (x)
		Financials — 3.7%
		Capital Markets — 0.6%
	2,305	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23 (m)	2,135
	740	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e) (m)	813
EUR	500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17	777

			3,725

		Commercial Banks — 1.6%
GBP	650	BNP Paribas S.A., (France), VAR, 7.436%, 10/23/17	1,165
GBP	1,300	Credit Agricole S.A., (France), VAR, 8.125%, 10/26/19	2,411
	1,620	Fifth Third Bancorp, VAR, 5.100%, 06/30/23 (m)	1,482
	1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,206
	1,400	Societe Generale S.A., (France), VAR, 7.875%, 12/18/23 (e)	1,486
	2,290	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	2,610

			10,360

		Diversified Financial Services — 1.4%
	2,410	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18 (m)	2,747
	1,550	Citigroup, Inc., Series D, VAR, 5.350%, 05/15/23 (m)	1,453
	3,100	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22 (m)	3,325
GBP	850	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18	1,491

			9,016

		Insurance — 0.1%
	630	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	675

		Total Financials	23,776

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Preferred Securities — Continued
		Telecommunication Services — 0.3%
		Wireless Telecommunication Services — 0.3%
EUR	1,500	Telefonica Europe B.V., (Netherlands), Reg. S, VAR, 6.500%, 09/18/18	2,241

		Utilities — 0.3%
		Electric Utilities — 0.3%
	1,625	Electricite de France, (France), VAR, 5.250%, 01/29/23 (e) (m)	1,637

		Total Preferred Securities (Cost $27,103)	27,654

	U.S. Treasury Obligations — 0.1%
	735	U.S. Treasury Bond, 3.750%, 11/15/43 (m)	757
	260	U.S. Treasury Note, 0.250%, 02/28/15 (k)	260

		Total U.S. Treasury Obligations (Cost $1,006)	1,017

SHARES
	Preferred Stocks — 0.6%
		Financials — 0.6%
		Capital Markets — 0.6%
	58	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	1,374
	39	Morgan Stanley, Series E, VAR, 7.125%, 10/15/23 ($25 par value) (a) @	1,043
	64	State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) (a) @	1,620

		Total Preferred Stocks (Cost $3,994)	4,037

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 0.8%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
865	0.047%, 07/10/14 (k) (n)	865
280	0.086%, 05/01/14 (k) (n)	280

	Total U.S. Treasury Obligations	1,145

SHARES
	Investment Company — 0.6%
3,768	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	3,768

	Total Short-Term Investments (Cost $4,913)	4,913

	Total Investments — 98.5% (Cost $629,807)	635,624
	Other Assets in Excess of Liabilities — 1.5%	9,613

	NET ASSETS — 100.0%	$645,237

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
371	U.S. Long Bond	06/19/14	49,366	350
243	2 Year U.S. Treasury Note	06/30/14	53,430	7
176	5 Year U.S. Treasury Note	06/30/14	21,095	(12)
	Short Futures Outstanding
(31)	Euro Bobl	03/06/14	(5,421)	(65)
(7)	Euro Bund	03/06/14	(1,395)	(42)
(1,165)	10 Year U.S. Treasury Note	06/19/14	(145,079)	(555)
(6)	Ultra U.S. Treasury Bond	06/19/14	(862)	(1)
(20)	Long Gilt	06/26/14	(3,665)	(20)

				(338)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	25

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
34,633	EUR	TD Bank Financial Group	03/18/14	48	48	—	(h)
9,052	GBP	TD Bank Financial Group	03/18/14	15	15	—	(h)
				63	63	—	(h)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
15,126	EUR	Barclays Bank plc	03/18/14	21	21	—	(h)
834,621	EUR	Credit Suisse International	03/18/14	1,140	1,151	(11)
6,640,644	EUR	Deutsche Bank AG	03/18/14	9,025	9,166	(141)
11,630	EUR	Goldman Sachs International	03/18/14	16	16	—	(h)
16,374	EUR	HSBC Bank, N.A.	03/18/14	22	22	—	(h)
30,063	EUR	TD Bank Financial Group	03/18/14	41	41	—	(h)
41,685	EUR	Westpac Banking Corp.	03/18/14	57	58	(1)
19,142	GBP	Barclays Bank plc	03/18/14	32	32	—	(h)
615,575	GBP	Credit Suisse International	03/18/14	1,031	1,031	—	(h)
3,914,096	GBP	Westpac Banking Corp.	03/18/14	6,467	6,554	(87)
				17,852	18,092	(240)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.117%	15,000	(1,357)	1,030

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 29.1%
	Azerbaijan — 0.8%
3,575	State Oil Co. of the Azerbaijan Republic, Reg. S, 4.750%, 03/13/23	3,392

	Bermuda — 0.3%
1,540	Digicel Ltd., Reg. S, 6.000%, 04/15/21	1,546

	Brazil — 0.4%
	Caixa Economica Federal,
1,730	2.375%, 11/06/17 (e) (m)	1,635
467	3.500%, 11/07/22 (e) (m)	395

		2,030

	Canada — 0.3%
1,370	Pacific Rubiales Energy Corp., 5.375%, 01/26/19 (e)	1,411

	Cayman Islands — 0.8%
640	Comcel Trust, 6.875%, 02/06/24 (e) (m)	662
1,200	Country Garden Holdings Co., Ltd., 7.500%, 01/10/23 (e) (m)	1,147
1,585	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/22 (e)	1,631

		3,440

	Colombia — 0.3%
1,630	Banco GNB Sudameris S.A., 3.875%, 05/02/18 (e) (m)	1,555

	Costa Rica — 1.1%
850	Banco de Costa Rica, 5.250%, 08/12/18 (e) (m)	855
797	Banco Nacional de Costa Rica, 6.250%, 11/01/23 (e) (m)	780
3,260	Instituto Costarricense de Electricidad, Reg. S, 6.950%, 11/10/21	3,394

		5,029

	Croatia — 0.8%
3,460	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e) (m)	3,585

	Georgia — 0.6%
	Georgian Railway JSC,
2,675	7.750%, 07/11/22 (e) (m)	2,869

	Hungary — 0.7%
1,600	Magyar Export-Import Bank RT, 5.500%, 02/12/18 (e) (m)	1,660
1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e) (m)	1,275

		2,935

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Indonesia — 2.2%
		Pertamina Persero PT,
	1,980	5.250%, 05/23/21 (e)	2,000
	4,694	6.000%, 05/03/42 (e)	4,090
	2,267	6.500%, 05/27/41 (e)	2,080
	1,450	Reg. S, 4.875%, 05/03/22	1,406

			9,576

		Ireland — 0.7%
	1,370	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	1,509
	1,470	Metalloinvest Finance Ltd., Reg. S, 5.625%, 04/17/20	1,422

			2,931

		Kazakhstan — 1.4%
		KazMunayGas National Co. JSC,
	822	6.375%, 04/09/21 (e) (m)	894
	466	Reg. S, 4.400%, 04/30/23	438
	2,280	Reg. S, 7.000%, 05/05/20	2,562
	1,090	Reg. S, 9.125%, 07/02/18	1,313
	900	Samruk-Energy JSC, Reg. S, 3.750%, 12/20/17	875

			6,082

		Luxembourg — 0.2%
	820	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S, 7.750%, 05/29/18	916

		Mexico — 6.6%
	872	Cemex S.A.B. de C.V., 7.250%, 01/15/21 (e) (m)	935
	1,170	Comision Federal de Electricidad, 4.875%, 01/15/24 (e) (m)	1,185
MXN	5,000	Grupo Televisa S.A.B., 7.250%, 05/14/43	305
	1,590	Metalsa S.A. de C.V., 4.900%, 04/24/23 (e) (m)	1,459
	1,100	Mexichem S.A.B. de C.V., 6.750%, 09/19/42 (e)	1,059
		Petroleos Mexicanos,
	190	3.500%, 07/18/18	197
	2,600	4.875%, 01/24/22	2,706
	1,020	4.875%, 01/18/24 (e)	1,048
	7,370	5.500%, 01/21/21	8,069
	9,010	5.500%, 06/27/44	8,512
	1,220	6.000%, 03/05/20	1,385
	1,270	6.375%, 01/23/45 (e)	1,348
MXN	6,535	7.650%, 11/24/21 (e)	510
	420	VAR, 2.257%, 07/18/18	436

			29,154

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	27

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Netherlands — 2.0%
1,320	Bharti Airtel International Netherlands B.V., 5.125%, 03/11/23 (e) (m)	1,272
	Kazakhstan Temir Zholy Finance B.V.,
2,418	6.950%, 07/10/42 (e) (m)	2,424
1,780	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	2,038
1,400	VimpelCom Holdings B.V., Reg. S, 7.504%, 03/01/22	1,459
1,460	Zhaikmunai LP, 7.125%, 11/13/19 (e)	1,517

		8,710

	Paraguay — 0.2%
890	Banco Continental S.A.E.C.A., 8.875%, 10/15/17 (e) (m)	943

	Peru — 0.5%
920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e) (m)	854
720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e) (m)	661
1,080	Transportadora de Gas del Peru S.A., 4.250%, 04/30/28 (e)	950

		2,465

	Philippines — 0.7%
	Power Sector Assets & Liabilities Management Corp.,
691	7.250%, 05/27/19 (e)	826
1,930	7.390%, 12/02/24 (e)	2,427

		3,253

	Singapore — 0.3%
1,000	Ottawa Holdings Pte Ltd., 5.875%, 05/16/18 (e)	758
550	TBG Global Pte Ltd., 4.625%, 04/03/18 (e)	539

		1,297

	South Africa — 1.1%
	Eskom Holdings SOC Ltd.,
3,290	6.750%, 08/06/23 (e) (m)	3,438
1,326	Reg. S, 5.750%, 01/26/21	1,336

		4,774

	Sri Lanka — 0.4%
1,730	Bank of Ceylon, 6.875%, 05/03/17 (e) (m)	1,812

	United Arab Emirates — 0.3%
410	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21	460
670	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (e) (m)	805

		1,265

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		United Kingdom — 0.9%
	1,460	Afren plc, 6.625%, 12/09/20 (e) (m)	1,464
	1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e) (m)	825
	1,500	Fresnillo plc, 5.500%, 11/13/23 (e) (m)	1,519

			3,808

		United States — 1.7%
	843	Cemex Finance LLC, Reg. S, 9.375%, 10/12/22	960
		Pemex Project Funding Master Trust,
	2,158	5.750%, 03/01/18	2,393
	3,725	6.625%, 06/15/35	4,080

			7,433

		Venezuela — 3.8%
		Petroleos de Venezuela S.A.,
	7,507	6.000%, 11/15/26 (e)	4,167
	200	Reg. S, 5.250%, 04/12/17	143
	15,955	Reg. S, 5.375%, 04/12/27	8,652
	2,910	Reg. S, 8.500%, 11/02/17	2,335
	1,007	Reg. S, 9.000%, 11/17/21	720
	1,071	Reg. S, 9.750%, 05/17/35	739

			16,756

		Total Corporate Bonds (Cost $130,329)	128,967

	Foreign Government Securities — 66.3%
		Argentina — 1.8%
		Provincia de Buenos Aires,
	1,897	Reg. S, 9.625%, 04/18/28	1,422
	1,851	Reg. S, 11.750%, 10/05/15	1,745
		Republic of Argentina,
ARS	5,918	0.000%, 12/31/33	1,463
	2,688	8.750%, 06/02/17	2,371
	2,179	SUB, 2.500%, 12/31/38 (m)	839

			7,840

		Armenia — 0.3%
	1,200	Republic of Armenia, Reg. S, 6.000%, 09/30/20	1,233

		Bahrain — 0.1%
	493	Kingdom of Bahrain, Reg. S, 6.125%, 08/01/23	542

		Belarus — 0.4%
		Republic of Belarus,
	202	Reg. S, 8.750%, 08/03/15	203
	1,436	Reg. S, 8.950%, 01/26/18	1,458

			1,661

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
		Belize — 0.2%
		Republic of Belize,
	1,092	Reg. S, SUB, 5.000%, 02/20/38	765
	302	SUB, 5.000%, 02/20/38 (e) (m)	211

			976

		Bolivia — 0.7%
	3,245	Plurinational State of Bolivia, Reg. S, 5.950%, 08/22/23	3,290

		Brazil — 6.8%
	1,450	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m)	1,595
		Brazil Notas do Tesouro Nacional, Serie F,
BRL	2,960	10.000%, 01/01/15	1,252
BRL	3,410	10.000%, 01/01/17	1,381
		Federal Republic of Brazil,
	6,710	2.625%, 01/05/23 (m)	5,920
	3,750	5.625%, 01/07/41 (m)	3,696
	4,095	7.125%, 01/20/37 (m)	4,774
	409	Series A, 8.000%, 01/15/18 (m)	459
	3,776	8.250%, 01/20/34 (m)	4,873
BRL	7,667	10.250%, 01/10/28	3,303
	1,658	12.250%, 03/06/30 (m)	2,818

			30,071

		Colombia — 2.5%
		Republic of Colombia,
	590	4.000%, 02/26/24 (m)	578
	2,460	4.375%, 07/12/21 (m)	2,567
	670	5.625%, 02/26/44 (m)	684
	2,600	6.125%, 01/18/41 (m)	2,842
	820	7.375%, 03/18/19 (m)	993
	1,980	7.375%, 09/18/37 (m)	2,486
	673	10.375%, 01/28/33 (m)	993

			11,143

		Costa Rica — 0.1%
	472	Republic of Costa Rica, Reg. S, 4.375%, 04/30/25	422

		Croatia — 0.7%
		Republic of Croatia,
	532	Reg. S, 6.250%, 04/27/17	574
	1,253	Reg. S, 6.625%, 07/14/20	1,374
	1,220	Reg. S, 6.750%, 11/05/19	1,348

			3,296

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Dominican Republic — 0.9%
	Government of Dominican Republic,
569	Reg. S, 5.875%, 04/18/24	554
590	Reg. S, 7.500%, 05/06/21	651
790	Reg. S, 8.625%, 04/20/27	865
1,589	Reg. S, 9.040%, 01/23/18	1,747

		3,817

	Ecuador — 0.9%
3,917	Republic of Ecuador, Reg. S, 9.375%, 12/15/15	4,101

	Egypt — 0.1%
318	Arab Republic of Egypt, Reg. S, 5.750%, 04/29/20	323

	El Salvador — 0.8%
	Republic of El Salvador,
545	5.875%, 01/30/25 (e) (m)	485
614	Reg. S, 5.875%, 01/30/25	546
840	Reg. S, 7.375%, 12/01/19	869
1,500	Reg. S, 8.250%, 04/10/32	1,515

		3,415

	Gabon — 0.2%
907	Gabonese Republic, 6.375%, 12/12/24 (e) (m)	929

	Guatemala — 0.2%
	Republic of Guatemala,
963	5.750%, 06/06/22 (e) (m)	1,015

		1,015

	Honduras — 0.6%
	Republic of Honduras,
1,900	8.750%, 12/16/20 (e)	2,019
830	Reg. S, 7.500%, 03/15/24	810

		2,829

	Hungary — 2.3%
	Republic of Hungary,
2,392	5.375%, 02/21/23 (m)	2,418
810	5.750%, 11/22/23 (m)	831
1,583	6.250%, 01/29/20 (m)	1,726
3,970	6.375%, 03/29/21 (m)	4,367
916	7.625%, 03/29/41 (m)	1,035

		10,377

	Iceland — 0.5%
1,844	Republic of Iceland, 5.875%, 05/11/22 (e) (m)	1,971

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	29

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
		Indonesia — 4.4%
		Republic of Indonesia,
	1,800	3.375%, 04/15/23 (e) (m)	1,620
	3,520	5.875%, 01/15/24 (e) (m)	3,784
	2,290	6.750%, 01/15/44 (e) (m)	2,473
	2,100	Reg. S, 4.875%, 05/05/21	2,166
	2,541	Reg. S, 5.875%, 03/13/20	2,782
	1,644	Reg. S, 7.750%, 01/17/38	1,932
	2,295	Reg. S, 8.500%, 10/12/35	2,874
	1,525	Reg. S, 11.625%, 03/04/19	2,057

			19,688

		Iraq — 0.9%
	4,480	Republic of Iraq, Reg. S, 5.800%, 01/15/28	3,842

		Ivory Coast — 0.8%
	3,985	Republic of Ivory Coast, Reg. S, SUB, 5.750%, 12/31/32	3,527

		Jamaica — 0.2%
	905	Jamaica Government International Bond, 8.000%, 06/24/19 (m)	922

		Kenya — 0.2%
	1,100	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B) (e) (i)	955

		Lebanon — 2.6%
		Republic of Lebanon,
	1,460	6.375%, 03/09/20	1,500
	1,060	9.000%, 03/20/17	1,180
	7,785	Reg. S, 8.250%, 04/12/21	8,747

			11,427

		Lithuania — 1.2%
		Republic of Lithuania,
	764	5.125%, 09/14/17 (e) (m)	838
	3,160	6.625%, 02/01/22 (e) (m)	3,763
	532	Reg. S, 7.375%, 02/11/20	646

			5,247

		Mexico — 3.9%
		United Mexican States,
	730	3.625%, 03/15/22	732
	4,940	4.000%, 10/02/23	5,002
	28	4.750%, 03/08/44	26
	2,216	5.625%, 01/15/17	2,481
	1,972	5.750%, 10/12/10	1,872
	3,650	Series A, 6.750%, 09/27/34	4,401
MXN	11,560	10.000%, 12/05/24	1,120

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Mexico — Continued
MXN	16,900	10.000%, 11/20/36	1,659

			17,293

		Mongolia — 0.3%
	4	Development Bank of Mongolia LLC, Reg. S, 5.750%, 03/21/17	4
		Government of Mongolia,
	670	4.125%, 01/05/18 (e)	601
	1,151	5.125%, 12/05/22 (e)	921

			1,526

		Morocco — 0.9%
		Kingdom of Morocco,
	1,620	Reg. S, 4.250%, 12/11/22	1,563
	2,811	Reg. S, 5.500%, 12/11/42	2,586

			4,149

		Netherlands — 0.5%
	1,830	Republic of Angola Via Northern Lights III B.V., Reg. S, 7.000%, 08/16/19	1,974

		Pakistan — 0.8%
	3,315	Republic of Pakistan, Reg. S, 6.875%, 06/01/17	3,332

		Panama — 0.9%
		Republic of Panama,
	4,584	4.300%, 04/29/53	3,609
	225	6.700%, 01/26/36	259

			3,868

		Paraguay — 0.1%
	315	Republic of Paraguay, Reg. S, 4.625%, 01/25/23	310

		Peru — 1.1%
		Republic of Peru,
	1,130	6.550%, 03/14/37	1,337
	615	7.125%, 03/30/19	743
	960	7.350%, 07/21/25	1,223
	360	8.750%, 11/21/33	519
PEN	2,850	Reg. S, 7.840%, 08/12/20	1,123

			4,945

		Philippines — 2.8%
		Republic of Philippines,
	410	4.200%, 01/21/24	424
	567	6.375%, 10/23/34	702
	1,540	6.500%, 01/20/20	1,833
	6,325	7.750%, 01/14/31	8,618
	480	8.375%, 06/17/19	611

			12,188

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Poland — 0.7%
	Republic of Poland,
1,165	3.000%, 03/17/23	1,090
2,190	4.000%, 01/22/24	2,185

		3,275

	Romania — 0.7%
	Republic of Romania,
1,530	4.375%, 08/22/23 (e)	1,516
714	6.125%, 01/22/44 (e)	746
722	6.750%, 02/07/22 (e)	845

		3,107

	Russia — 6.5%
	Russian Federation,
2,000	3.250%, 04/04/17 (e)	2,094
2,800	3.500%, 01/16/19 (e)	2,852
3,600	4.875%, 09/16/23 (e)	3,663
800	Reg. S, 5.625%, 04/04/42	788
2,800	Reg. S, 5.875%, 09/16/43	2,821
1,290	Reg. S, 11.000%, 07/24/18	1,732
2,560	Reg. S, 12.750%, 06/24/28	4,320
9,157	Reg. S, SUB, 7.500%, 03/31/30	10,623

		28,893

	Serbia — 1.0%
	Republic of Serbia,
1,165	5.250%, 11/21/17 (e)	1,215
850	5.875%, 12/03/18 (e)	897
1,470	Reg. S, 4.875%, 02/25/20	1,464
934	Reg. S, SUB, 6.750%, 11/01/24	941

		4,517

	Slovakia — 0.1%
575	Slovak Republic, Reg. S, 4.375%, 05/21/22	612

	Slovenia — 0.9%
	Socialist Republic of Slovenia,
3,530	5.250%, 02/18/24 (e)	3,606
200	Reg. S, 5.850%, 05/10/23	215

		3,821

	South Africa — 1.6%
	Republic of South Africa,
2,950	4.665%, 01/17/24	2,913
2,355	5.500%, 03/09/20	2,549
1,480	5.875%, 09/16/25	1,584

		7,046

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Sri Lanka — 1.2%
	Republic of Sri Lanka,
1,050	5.875%, 07/25/22 (e)	1,041
690	6.000%, 01/14/19 (e)	724
2,043	Reg. S, 6.250%, 10/04/20	2,135
1,460	Reg. S, 6.250%, 07/27/21	1,517

		5,417

	Tanzania — 0.2%
660	Republic of Tanzania, Reg. S, VAR, 6.392%, 03/09/20	676

	Turkey — 6.3%
1,010	Export Credit Bank of Turkey, Reg. S, 5.375%, 11/04/16	1,043
	Republic of Turkey,
2,120	3.250%, 03/23/23	1,820
2,965	4.875%, 04/16/43	2,409
1,310	5.625%, 03/30/21	1,367
3,000	6.250%, 09/26/22	3,217
4,220	6.750%, 04/03/18	4,700
4,255	6.875%, 03/17/36	4,500
3,890	7.000%, 03/11/19	4,386
1,599	7.000%, 06/05/20	1,803
1,205	7.500%, 07/14/17	1,359
1,272	7.500%, 11/07/19	1,468

		28,072

	Ukraine — 0.8%
666	Financing of Infrastructural Projects State Enterprise, Reg. S, 9.000%, 12/07/17	573
	Republic of Ukraine,
400	Reg. S, 7.500%, 04/17/23	355
260	Reg. S, 7.750%, 09/23/20	232
2,795	Reg. S, 7.950%, 02/23/21	2,498

		3,658

	United Arab Emirates — 0.2%
810	Government of Dubai, Reg. S, 5.591%, 06/22/21	891

	Uruguay — 0.2%
	Republic of Uruguay,
860	7.625%, 03/21/36	1,058

		1,058

	Venezuela — 3.4%
	Republic of Venezuela,
3,577	7.650%, 04/21/25	2,306
8,026	Reg. S, 6.000%, 12/09/20	5,111

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	31

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Venezuela — Continued
1,946	Reg. S, 7.750%, 10/13/19	1,380
9,066	Reg. S, 9.000%, 05/07/23	6,272

		15,069

	Vietnam — 0.8%
3,243	Republic of Vietnam, Reg. S, 6.750%, 01/29/20	3,547

	Total Foreign Government Securities (Cost $288,121)	294,103

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Venezuela — 0.0% (g)
1	Republic of Venezuela, expiring 04/15/20 (Strike Price $1.00) (Cost $—) (a)	20

PRINCIPAL AMOUNT
Option Purchased — 0.0% (g)
	Foreign Exchange Currency Options — 0.0% (g)
	United States — 0.0% (g)
5,300	SGD Put/USD Call, Expiring 05/08/14 at 1.24 SGD to 1 USD, Vanilla, European Style (Cost $77)	109

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligation — 0.2%
765	U.S. Treasury Note, 0.250%, 03/31/14 (k) (m) (Cost $765)	765

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
4,007	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $4,007)	4,007

	Total Investments — 96.5% (Cost $423,299)	427,971
	Other Assets in Excess of Liabilities — 3.5%	15,498

	NET ASSETS — 100.0%	$443,469

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
53	5 Year U.S. Treasury Note	06/30/14	6,353	(5)
	Short Futures Outstanding
(244)	10 Year U.S. Treasury Note	06/19/14	(30,386)	(119)
(9)	U.S. Long Bond	06/19/14	(1,198)	(9)

				(133)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,567,739	ARS	Citibank, N.A. ††	03/31/14	1,394	1,431	37
738,626	CAD	Goldman Sachs International	03/19/14	679	667	(12)
4,933,865	CAD	Union Bank of Switzerland AG	03/19/14	4,460	4,454	(6)
4,834,800,889	CLP	Credit Suisse International ††	03/19/14	8,698	8,633	(65)
386,612,923	CLP	State Street Bank & Trust ††	03/19/14	725	690	(35)

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
325,567,239	INR	Barclays Bank plc ††	03/19/14	5,219	5,242	23
4,811,380,252	KRW	HSBC Bank, N.A. ††	03/19/14	4,533	4,485	(48)
68,634,981	MXN	HSBC Bank, N.A.	03/19/14	5,254	5,170	(84)
69,528,084	MXN	Union Bank of Switzerland AG	03/19/14	5,301	5,237	(64)
9,970,317	MXN	Barclays Bank plc	03/31/14	751	750	(1)
4,157,708	MXN	Deutsche Bank AG	03/31/14	318	313	(5)
36,209,176	MXN	Union Bank of Switzerland AG	03/31/14	2,776	2,725	(51)
14,780,566	MYR	HSBC Bank, N.A. ††	03/19/14	4,472	4,509	37
2,225,026	MYR	Union Bank of Switzerland AG ††	03/19/14	678	679	1
232,980,643	PHP	BNP Paribas ††	03/19/14	5,272	5,210	(62)
153,394,787	RUB	Credit Suisse International ††	03/19/14	4,400	4,251	(149)
152,707,042	RUB	HSBC Bank, N.A. ††	03/19/14	4,297	4,232	(65)
107,205,706	RUB	Union Bank of Switzerland AG ††	03/31/14	2,989	2,968	(21)
5,760,873	SGD	BNP Paribas	03/19/14	4,546	4,544	(2)
977,600	SGD	Goldman Sachs International	03/19/14	770	771	1
5,516,391	SGD	HSBC Bank, N.A.	03/19/14	4,359	4,352	(7)
145,917,800	THB	Barclays Bank plc	03/19/14	4,521	4,469	(52)
21,967,891	THB	HSBC Bank, N.A.	03/19/14	665	673	8
48,680,111	ZAR	Barclays Bank plc	03/19/14	4,336	4,510	174
				81,413	80,965	(448)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,745,000	ARS	Citibank, N.A. ††	03/31/14	365	339	26
1,859,739	ARS	Goldman Sachs International ††	03/31/14	230	230	— (h)
6,963,000	ARS	Union Bank of Switzerland AG ††	03/31/14	900	862	38
4,824,997	AUD	Westpac Banking Corp.	03/19/14	4,320	4,301	19
14,561,566	BRL	Goldman Sachs International ††	03/31/14	6,185	6,163	22
5,672,491	CAD	Royal Bank of Canada	03/19/14	5,293	5,121	172
2,792,721,891	CLP	BNP Paribas ††	03/19/14	5,228	4,987	241
2,428,691,921	CLP	Deutsche Bank AG ††	03/19/14	4,421	4,337	84
2,470,190,000	CLP	HSBC Bank, N.A. ††	03/19/14	4,377	4,411	(34)
280,603,066	INR	BNP Paribas ††	03/19/14	4,519	4,518	1
44,964,173	INR	Union Bank of Switzerland AG ††	03/19/14	717	724	(7)
470,782,674	JPY	Barclays Bank plc	03/19/14	4,528	4,626	(98)
57,716,100	MXN	Barclays Bank plc	03/19/14	4,352	4,347	5
19,065,280	MXN	Goldman Sachs International	03/19/14	1,449	1,436	13
61,381,685	MXN	Union Bank of Switzerland AG	03/19/14	4,607	4,624	(17)
60,093,768	MXN	BNP Paribas	03/31/14	4,465	4,522	(57)
40,366,884	MXN	Deutsche Bank AG	03/31/14	3,089	3,038	51
17,005,592	MYR	HSBC Bank, N.A. ††	03/19/14	5,280	5,189	91
202,641,236	PHP	HSBC Bank, N.A. ††	03/19/14	4,506	4,531	(25)
30,339,407	PHP	Union Bank of Switzerland AG ††	03/19/14	678	678	— (h)
13,371,824	PLN	Deutsche Bank AG	03/19/14	4,352	4,432	(80)
311,666,813	RUB	Credit Suisse International ††	03/19/14	9,036	8,638	398
151,363,490	RUB	Deutsche Bank AG ††	03/19/14	4,487	4,195	292

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	33

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
107,205,706	RUB	Goldman Sachs International ††	03/31/14	3,201	2,968	233
6,738,473	SGD	Barclays Bank plc	03/19/14	5,391	5,316	75
167,885,691	THB	Deutsche Bank AG	03/19/14	5,166	5,142	24
48,680,111	ZAR	Barclays Bank plc	03/19/14	4,458	4,511	(53)
				105,600	104,186	1,414

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Citibank, N.A.:
Republic of Colombia, 10.375%, 01/28/33	2.150% semi-annually	09/20/14	0.237%	790	(16)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OPTIONS WRITTEN

Foreign Exchange Currency Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
SGD Put/USD Call, Vanilla, European style (Premiums received of $150.)	SGD 1.24	05/08/14	5,300	(109)

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 8.7%
779		ABFC Trust, Series 2004-OPT3, Class M1, VAR, 0.906%, 09/25/33	748
2,446		ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.055%, 09/25/33	2,277
		Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
1,837		Series 2003-12, Class M1, VAR, 1.280%, 01/25/34	1,713
874		Series 2003-13, Class M1, VAR, 1.176%, 01/25/34	797
727		Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.055%, 05/25/34	675
414		Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 1.730%, 10/25/34	383
1,029		Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class 1A5, SUB, 5.704%, 02/28/41	1,030
205		Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1, VAR, 0.536%, 06/25/36	202
2,093		Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.656%, 06/25/34	1,990
1,762		Chase Funding Trust, Series 2003-3, Class 1A5, SUB, 4.660%, 03/25/33	1,812
1,434		CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.655%, 07/25/34	1,358
		Citigroup Mortgage Loan Trust, Inc.,
—	(h)	Series 2006-WFH2, Class A2A, VAR, 0.306%, 08/25/36	—	(h)
126		Series 2007-WFH2, Class A2, VAR, 0.306%, 03/25/37	126
		Countrywide Asset-Backed Certificates,
611		Series 2002-3, Class M1, VAR, 1.280%, 03/25/32	566
2,607		Series 2002-4, Class M1, VAR, 1.280%, 12/25/32	2,378
1,146		Series 2003-3, Class 3A, VAR, 0.695%, 11/25/33	1,043
247		Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	237
308		Series 2004-2, Class M1, VAR, 0.906%, 05/25/34	283
2,667		Series 2004-3, Class M1, VAR, 0.906%, 06/25/34	2,535
1,266		Series 2004-5, Class M2, VAR, 1.161%, 07/25/34	1,200

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,270	Series 2004-ECC2, Class M2, VAR, 1.131%, 12/25/34	2,143
4,100	CPS Auto Receivables Trust, Series 2013-C, Class C, 4.300%, 08/15/19 (e)	4,167
587	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.192%, 07/25/34	566
5,000	Exeter Automobile Receivables Trust, Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	5,102
	First Franklin Mortgage Loan Trust,
4,707	Series 2004-FF5, Class A1, VAR, 0.875%, 08/25/34	4,364
789	Series 2005-FF11, Class A2D, VAR, 0.496%, 11/25/35	762
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,221
1,066	GSAMP Trust, Series 2003-HE1, Class M1, VAR, 1.399%, 06/20/33	1,077
	HLSS Servicer Advance Receivables Backed Notes,
1,860	Series 2013-T6, Class BT6, 1.485%, 09/15/44 (e)	1,859
970	Series 2013-T6, Class CT6, 1.734%, 09/15/44 (e)	970
775	Series 2013-T6, Class DT6, 2.230%, 09/15/44 (e)	775
4,784	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	4,784
4,556	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	4,774
	Morgan Stanley ABS Capital I, Inc. Trust,
5,025	Series 2004-HE1, Class M1, VAR, 1.010%, 01/25/34	4,608
3,698	Series 2004-HE3, Class M1, VAR, 1.010%, 03/25/34	3,427
923	Series 2004-HE7, Class M2, VAR, 1.100%, 08/25/34	872
171	Series 2004-HE7, Class M3, VAR, 1.176%, 08/25/34	159
1,725	Series 2004-HE8, Class M2, VAR, 1.176%, 09/25/34	1,637
251	Series 2004-NC7, Class M3, VAR, 1.131%, 07/25/34	252
1,324	Series 2004-OP1, Class M2, VAR, 1.071%, 11/25/34	1,268
569	Series 2005-NC1, Class M3, VAR, 0.920%, 01/25/35	438

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	35

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	New Century Home Equity Loan Trust,
136	Series 2004-2, Class M2, VAR, 1.086%, 08/25/34	128
1,653	Series 2004-4, Class M2, VAR, 0.951%, 02/25/35	1,501
160	Series 2005-4, Class A2B, VAR, 0.425%, 09/25/35	160
63	Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.131%, 11/25/34	59
3,029	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.010%, 11/25/34	2,942
5,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	5,013
	RAMP Trust,
3,201	Series 2005-EFC4, Class M1, VAR, 0.565%, 09/25/35	3,154
4,775	Series 2005-RS4, Class M1, VAR, 0.586%, 04/25/35	4,684
2,754	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	2,774
	Renaissance Home Equity Loan Trust,
915	Series 2003-3, Class M1, VAR, 0.885%, 12/25/33	870
3,592	Series 2005-2, Class AV3, VAR, 0.525%, 08/25/35	3,215
902	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	883
360	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.305%, 09/25/36	318
	Structured Asset Investment Loan Trust,
3,334	Series 2004-1, Class M1, VAR, 1.131%, 02/25/34	3,170
6,931	Series 2004-6, Class A3, VAR, 0.956%, 07/25/34	6,518
3,438	Series 2004-7, Class M1, VAR, 1.206%, 08/25/34	3,172
669	Series 2004-8, Class M2, VAR, 1.086%, 09/25/34	588
	Structured Asset Securities Corp. Mortgage Loan Trust,
119	Series 2005-2XS, Class 1A5A, SUB, 4.720%, 02/25/35	125
397	Series 2005-WF2, Class M2, VAR, 0.576%, 05/25/35	329
	Vericrest Opportunity Loan Transferee LLC,
3,600	Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)	3,451
5,998	Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	5,899

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

6,113	Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	5,914
6,115	Series 2013-NPL7, Class A2, SUB, 5.250%, 11/25/53 (e)	6,042
5,400	Series 2014-NPL1, Class A2, SUB, 4.750%, 10/27/53 (e)	5,278
4,895	Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	4,785
2,310	Volt NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	2,326
3,397	Volt XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	3,410
2,000	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.586%, 11/25/35	1,905

	Total Asset-Backed Securities (Cost $146,974)	152,191

Collateralized Mortgage Obligations — 10.3%
	Agency CMO — 3.1%
	Federal Home Loan Mortgage Corp. REMIC,
1,273	Series 2936, Class AS, IF, IO, 5.946%, 02/15/35	196
2,408	Series 3203, Class SH, IF, IO, 6.986%, 08/15/36	391
13,693	Series 4018, Class HI, IO, 4.500%, 03/15/41	3,082
3,664	Series 4056, Class BI, IO, 3.000%, 05/15/27	449
15,620	Series 4091, Class CI, IO, 3.500%, 06/15/27	1,985
8,395	Series 4097, Class CI, IO, 3.000%, 08/15/27	998
2,686	Series 4136, Class IN, IO, 3.000%, 11/15/27	335
5,847	Series 4146, Class AI, IO, 3.000%, 12/15/27	708
25,182	Series 4150, Class SP, IF, IO, 5.996%, 01/15/43	5,627
	Federal National Mortgage Association REMIC,
2,464	Series 2003-130, Class NS, IF, IO, 6.845%, 01/25/34	408
3,051	Series 2005-13, Class SQ, IF, IO, 5.945%, 03/25/35	513
1,716	Series 2005-67, Class SI, IF, IO, 6.545%, 08/25/35	287
482	Series 2005-69, Class AS, IF, IO, 6.545%, 08/25/35	80
1,831	Series 2006-24, Class QS, IF, IO, 7.045%, 04/25/36	313

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,482	Series 2010-68, Class SJ, IF, IO, 6.395%, 07/25/40	223
14,253	Series 2010-152, Class SA, IF, IO, 5.844%, 05/25/39	2,087
3,411	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	268
7,686	Series 2012-23, Class PS, IF, IO, 5.844%, 03/25/40	1,247
5,372	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	768
15,659	Series 2012-38, Class AS, IF, IO, 6.294%, 04/25/42	3,847
13,988	Series 2012-79, Class SG, IF, IO, 5.895%, 07/25/42	2,435
11,036	Series 2012-93, Class ES, IF, IO, 6.595%, 02/25/41	2,542
18,808	Series 2012-98, Class GI, IO, 3.500%, 07/25/27	2,505
2,779	Series 2012-99, Class ES, IF, IO, 6.545%, 02/25/41	587
9,673	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	1,318
6,270	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	687
17,970	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	2,195
5,493	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	671
12,336	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	1,526
8,004	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	982
9,290	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	1,128
14,915	Series 2013-2, Class CS, IF, IO, 5.995%, 02/25/43	3,294
19,180	Series 2013-5, Class YI, IO, 3.000%, 02/25/28	2,455
4,887	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	607
5,992	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	911
7,046	Series 2013-10, Class YI, IO, 3.000%, 02/25/28	878
4,937	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	630
11,932	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	1,546
25,962	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	3,717

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
1,534	Government National Mortgage Association, Series 2012-108, Class MS, IF, IO, 6.546%, 05/20/42	336

		54,762

	Non-Agency CMO — 7.2%
	Alternative Loan Trust,
500	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	516
740	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	733
1,360	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	1,339
56	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	50
172	Series 2007-25, Class 2A1, 6.000%, 11/25/22	167
3,386	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.345%, 12/25/46	2,410
GBP 1,100	Auburn Securities 4 plc, (United Kingdom), Class B, Reg. S, VAR, 1.184%, 10/01/41 (m)	1,601
	Banc of America Alternative Loan Trust,
8,616	Series 2003-9, Class 1CB1, 5.500%, 11/25/33	8,984
1,556	Series 2004-9, Class 4A1, 5.500%, 10/25/19	1,580
584	Series 2006-2, Class 7A1, 6.000%, 03/25/21	605
2,240	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.634%, 02/20/36	2,242
	Banc of America Mortgage Trust,
1,120	Series 2004-A, Class 2A2, VAR, 2.681%, 02/25/34	1,120
1,482	Series 2005-9, Class 1A6, 5.500%, 10/25/35	1,488
EUR 4,361	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.542%, 10/16/38 (m)	5,704
823	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	867
EUR 2,093	Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.537%, 03/31/48 (m)	2,729
47	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	47
	Credit Suisse First Boston Mortgage Securities Corp.,
2,094	Series 2004-AR5, Class 6A1, VAR, 2.558%, 06/25/34	2,119

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	37

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,649	Series 2004-AR8, Class 6A1, VAR, 2.502%, 09/25/34	4,753
900	Series 2005-4, Class 3A17, 5.500%, 06/25/35	929
1,599	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,540
607	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	616
	First Horizon Alternative Mortgage Securities Trust,
797	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	808
1,054	Series 2005-FA1, Class 2A1, 5.000%, 02/25/20	1,083
	First Horizon Mortgage Pass-Through Trust,
3,398	Series 2005-5, Class 1A6, 5.500%, 10/25/35	3,382
73	Series 2005-8, Class 2A1, 5.250%, 02/25/21	73
2,282	Series 2006-1, Class 1A2, 6.000%, 05/25/36	2,271
	Granite Master Issuer plc, (United Kingdom),
EUR 1,750	Series 2005-2, Class M2, Reg. S, VAR, 0.824%, 12/20/54 (m)	2,329
EUR 2,250	Series 2007-1, Class 3M1, Reg. S, VAR, 0.764%, 12/20/54 (m)	2,992
	GSR Mortgage Loan Trust,
1,913	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	2,051
3,927	Series 2005-5F, Class 4A8, 5.500%, 06/25/35	4,097
	HarborView Mortgage Loan Trust,
4,871	Series 2005-11, Class 2A1A, VAR, 0.464%, 08/19/45	4,414
9,104	Series 2007-6, Class 2A1A, VAR, 0.344%, 08/19/37	7,600
2,442	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.416%, 06/25/35	2,227
EUR 1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.501%, 10/30/33 (m)	1,456
1,389	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	1,279
1,202	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,125
6,593	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	6,974
	Morgan Stanley Mortgage Loan Trust,
1,277	Series 2004-4, Class 2A, VAR, 6.336%, 09/25/34	1,359

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
335	Series 2004-9, Class 1A, VAR, 5.654%, 11/25/34	334
38	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-3, Class A1B, VAR, 0.416%, 07/25/35	38
GBP 1,693	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 0.941%, 05/15/34 (m)	2,673
116	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	92
	Residential Asset Securitization Trust,
5,000	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,386
660	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	604
	RFMSI Trust,
590	Series 2004-S5, Class 2A1, 4.500%, 05/25/19	605
1,589	Series 2007-S9, Class 2A1, 5.500%, 09/25/22	1,606
	Sequoia Mortgage Trust,
1,693	Series 2003-8, Class A1, VAR, 0.794%, 01/20/34	1,617
11,292	Series 2013-7, Class A1, VAR, 2.500%, 06/25/43	10,412
2,362	Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5A1, VAR, 1.591%, 03/25/46	1,980
3,548	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	3,613
656	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.567%, 12/25/33	544
EUR 2,483	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.384%, 06/26/39 (m)	3,188
488	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	480
78	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	75
6,417	Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 1A1, VAR, 2.619%, 06/25/35	6,556

		126,462

	Total Collateralized Mortgage Obligations (Cost $174,735)	181,224

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — 10.2%
6,000	A10 Securitization LLC, 6.720%, 10/15/19	6,000
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,278
7,250	Series 2006-2, Class AJ, VAR, 5.772%, 05/10/45	7,720
8,400	Series 2006-2, Class AM, VAR, 5.772%, 05/10/45	9,256
1,900	Series 2006-4, Class AM, 5.675%, 07/10/46	2,071
7,444	Series 2006-6, Class AM, 5.390%, 10/10/45	8,082
1,300	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	1,296
	Bear Stearns Commercial Mortgage Securities Trust,
6,495	Series 2006-PW13, Class AM, VAR, 5.582%, 09/11/41	7,114
4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	4,167
1,150	Series 2007-PW16, Class AJ, VAR, 5.439%, 03/11/39	1,206
4,000	Series 2007-PW16, Class AJ, VAR, 5.706%, 06/11/40	4,018
2,180	Series 2007-PW16, Class AM, VAR, 5.706%, 06/11/40	2,457
3,600	Series 2007-PW17, Class AJ, VAR, 5.887%, 06/11/50	3,511
6,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.219%, 07/15/44	6,444
	CD Mortgage Trust,
650	Series 2006-CD3, Class AJ, 5.688%, 10/15/48	627
6,600	Series 2007-CD5, Class AJ, VAR, 6.118%, 11/15/44	7,305
2,500	Series 2007-CD5, Class AM, VAR, 6.118%, 11/15/44	2,855
1,000	Citigroup Commercial Mortgage Trust, Series 2013-GCJ11, Class D, VAR, 3.716%, 04/12/46	896
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	749
5,620	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ, VAR, 5.489%, 02/15/39	6,022
	GS Mortgage Securities Trust,
6,500	Series 2006-GG8, Class AJ, 5.622%, 11/10/39	6,449

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

10,978	Series 2007-GG10, Class A4, VAR, 5.806%, 08/10/45	12,118
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,546
2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,915
3,680	Series 2005-LDP5, Class D, VAR, 5.393%, 12/15/44	3,791
4,000	Series 2006-CB14, Class AM, VAR, 5.447%, 12/12/44	4,304
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	1,078
2,710	Series 2006-C7, Class AM, 5.378%, 11/15/38	2,950
5,795	Series 2007-C6, Class AM, VAR, 6.114%, 07/15/40	6,440
3,375	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class B, VAR, 5.282%, 11/12/37	3,371
	ML-CFC Commercial Mortgage Trust,
2,575	Series 2006-4, Class AJ, 5.239%, 12/12/49	2,545
5,395	Series 2006-4, Class AM, 5.204%, 12/12/49	5,894
1,400	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, VAR, 4.160%, 05/15/46 (e)	1,229
	Morgan Stanley Capital I Trust,
3,800	Series 2006-HQ8, Class AJ, VAR, 5.497%, 03/12/44	3,968
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,459
3,400	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,461
1,142	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	1,154
	Wachovia Bank Commercial Mortgage Trust,
3,570	Series 2005-C18, Class AJ2, VAR, 5.022%, 04/15/42	3,715
3,477	Series 2005-C21, Class F, VAR, 5.239%, 10/15/44 (e)	3,438
4,310	Series 2006-C23, Class D, VAR, 5.524%, 01/15/45	4,366
3,852	Series 2006-C26, Class AM, VAR, 5.970%, 06/15/45	4,251
5,050	Series 2006-C27, Class AM, VAR, 5.795%, 07/15/45	5,517

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	39

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
2,760	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	2,830
3,250	Series 2007-C34, Class AJ, VAR, 5.969%, 05/15/46	3,335
	WFRBS Commercial Mortgage Trust,
840	Series 2011-C5, Class D, VAR, 5.635%, 11/15/44 (e)	906
1,500	Series 2013-C12, Class AS, 3.560%, 03/15/48	1,478

	Total Commercial Mortgage-Backed Securities (Cost $180,332)	179,582

Convertible Bonds — 5.2%
	Consumer Discretionary — 1.3%
	Auto Components — 0.4%
2,456	TRW Automotive, Inc., 3.500%, 12/01/15	6,888

	Hotels, Restaurants & Leisure — 0.3%
3,580	MGM Resorts International, 4.250%, 04/15/15	5,518

	Household Durables — 0.3%
3,790	Jarden Corp., 1.875%, 09/15/18	5,403

	Textiles, Apparel & Luxury Goods — 0.3%
4,290	Iconix Brand Group, Inc., 1.500%, 03/15/18 (e)	5,952

	Total Consumer Discretionary	23,761

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
1,925	Newpark Resources, Inc., 4.000%, 10/01/17	2,424

	Oil, Gas & Consumable Fuels — 0.2%
2,550	Chesapeake Energy Corp., 2.750%, 11/15/35	2,665

	Total Energy	5,089

	Financials — 0.3%
	Diversified Financial Services — 0.3%
4,800	Billion Express Investments Ltd., (United Kingdom), Reg. S, 0.750%, 10/18/15	4,833

	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.3%
5,110	Hologic, Inc., Series 2010, SUB, 2.000%, 12/15/37	5,864

	Health Care Providers & Services — 0.1%
790	HealthSouth Corp., 2.000%, 12/01/43	823

	Total Health Care	6,687

	Industrials — 1.1%
	Building Products — 0.3%
4,900	Griffon Corp., 4.000%, 01/15/17 (e)	5,595

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electrical Equipment — 0.4%
5,328	General Cable Corp., SUB, 5.000%, 11/15/29	6,008

	Machinery — 0.4%
2,795	Terex Corp., 4.000%, 06/01/15	7,651

	Total Industrials	19,254

	Information Technology — 1.8%
	Communications Equipment — 0.0% (g)
645	Ixia, 3.000%, 12/15/15	672

	Internet Software & Services — 1.2%
3,905	Blucora, Inc., 4.250%, 04/01/19 (e)	4,366
4,525	Dealertrack Technologies, Inc., 1.500%, 03/15/17	6,963
3,625	Equinix, Inc., 3.000%, 10/15/14	6,154
2,735	WebMD Health Corp., 1.500%, 12/01/20 (e)	2,892

		20,375

	Semiconductors & Semiconductor Equipment — 0.3%
4,950	Intel Corp., 2.950%, 12/15/35	5,646

	Software — 0.3%
5,720	TIBCO Software, Inc., 2.250%, 05/01/32	5,774

	Total Information Technology	32,467

	Total Convertible Bonds (Cost $82,249)	92,091

Corporate Bonds — 45.2%
	Consumer Discretionary — 7.9%
	Auto Components — 1.6%
3,531	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	3,813
	American Axle & Manufacturing, Inc.,
1,500	6.250%, 03/15/21	1,605
2,100	7.750%, 11/15/19	2,420
EUR 1,600	Gestamp Funding Luxembourg S.A., (Luxembourg), Reg. S, 5.875%, 05/31/20	2,363
	Goodyear Tire & Rubber Co. (The),
3,746	8.250%, 08/15/20	4,186
2,015	8.750%, 08/15/20	2,378
360	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22 (e)	367
317	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	346
	Schaeffler Finance B.V., (Netherlands),
2,500	4.750%, 05/15/21 (e)	2,531
EUR 2,200	Reg. S, 7.750%, 02/15/17	3,495
224	Stackpole International Intermediate/Stackpole International Powder/Stackpl, (Luxembourg), 7.750%, 10/15/21 (e)	239

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Auto Components — Continued
1,085	UCI International, Inc., 8.625%, 02/15/19	1,044
2,424	Visteon Corp., 6.750%, 04/15/19	2,554

		27,341

	Automobiles — 0.7%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
725	8.000%, 06/15/19	798
4,885	8.250%, 06/15/21	5,532
3,100	Ford Motor Co., 4.750%, 01/15/43	2,997
2,600	General Motors Co., 6.250%, 10/02/43 (e)	2,880

		12,207

	Distributors — 0.0% (g)
385	VWR Funding, Inc., 7.250%, 09/15/17	413

	Diversified Consumer Services — 0.2%
2,480	Service Corp. International, 7.000%, 05/15/19	2,635
55	ServiceMaster Co., 7.000%, 08/15/20	57

		2,692

	Hotels, Restaurants & Leisure — 1.4%
	Caesars Entertainment Operating Co., Inc.,
2,610	8.500%, 02/15/20	2,505
1,830	9.000%, 02/15/20	1,780
1,225	11.250%, 06/01/17	1,251
300	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	319
90	CCM Merger, Inc., 9.125%, 05/01/19 (e)	96
165	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	170
EUR 1,200	Elior Finance & Co. S.C.A, (Luxembourg), Reg. S, 6.500%, 05/01/20	1,822
90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	95
150	Landry’s, Inc., 9.375%, 05/01/20 (e)	165
2,000	Marina District Finance Co., Inc., 9.875%, 08/15/18	2,152
5,210	MGM Resorts International, 8.625%, 02/01/19	6,226
411	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	424
225	PF Chang’s China Bistro, Inc., 10.250%, 06/30/20 (e)	242
182	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	199
3,540	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	3,943
400	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	402

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — Continued
357	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	384
210	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	230
375	Station Casinos LLC, 7.500%, 03/01/21	402
2,050	Vail Resorts, Inc., 6.500%, 05/01/19	2,163

		24,970

	Household Durables — 0.2%
200	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	213
50	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	51
775	Jarden Corp., 7.500%, 05/01/17	891
	K. Hovnanian Enterprises, Inc.,
102	6.250%, 01/15/16	107
55	7.000%, 01/15/19 (e)	57
225	9.125%, 11/15/20 (e)	253
	Lennar Corp.,
66	4.500%, 06/15/19	67
765	6.950%, 06/01/18	865
735	M/I Homes, Inc., 8.625%, 11/15/18	795
240	Standard Pacific Corp., 8.375%, 01/15/21	286
467	Toll Brothers Finance Corp., 6.750%, 11/01/19	530
175	WCI Communities, Inc., 6.875%, 08/15/21 (e)	180

		4,295

	Internet & Catalog Retail — 0.0% (g)
	SITEL LLC/Sitel Finance Corp.,
600	11.000%, 08/01/17 (e)	644
300	11.500%, 04/01/18	287

		931

	Media — 2.4%
1,250	AMC Entertainment, Inc., 9.750%, 12/01/20	1,442
540	Cablevision Systems Corp., 8.000%, 04/15/20	636
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
35	5.250%, 02/15/22 (e)	36
35	5.625%, 02/15/24 (e)	36
175	Cenveo Corp., 8.875%, 02/01/18	176
EUR 1,600	Cerved Group S.p.A., (Italy), Reg. S, 6.375%, 01/15/20	2,363
	Clear Channel Worldwide Holdings, Inc.,
5,085	Series B, 6.500%, 11/15/22	5,416
1,000	Series B, 7.625%, 03/15/20	1,082

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	41

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
3,280	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	3,092
	DISH DBS Corp.,
32	5.000%, 03/15/23	32
805	5.875%, 07/15/22	847
2,680	6.750%, 06/01/21	3,002
150	7.125%, 02/01/16	165
3,350	7.875%, 09/01/19	3,936
400	Gray Television, Inc., 7.500%, 10/01/20	436
150	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	169
500	Hughes Satellite Systems Corp., 6.500%, 06/15/19	549
305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	335
300	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	332
199	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	214
1,245	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,341
3,395	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	3,437
220	Radio One, Inc., 9.250%, 02/15/20 (e)	231
100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	105
450	Regal Cinemas Corp., 8.625%, 07/15/19	482
	Sinclair Television Group, Inc.,
2,300	5.375%, 04/01/21	2,311
1,700	8.375%, 10/15/18	1,830
25	Sirius XM Holdings, Inc., 5.875%, 10/01/20 (e)	26
EUR 1,500	Unitymedia KabelBW GmbH, (Germany), Reg. S, 9.500%, 03/15/21	2,395
500	Univision Communications, Inc., 8.500%, 05/15/21 (e)	556
EUR 1,800	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22	2,625
3,420	Viacom, Inc., 4.375%, 03/15/43	3,025
200	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	205
	WMG Acquisition Corp.,
200	6.000%, 01/15/21 (e)	209
50	11.500%, 10/01/18	57

		43,131

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multiline Retail — 0.3%
	JC Penney Corp., Inc.,
1,715	5.750%, 02/15/18	1,389
1,200	7.950%, 04/01/17	1,044
2,650	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	2,418

		4,851

	Specialty Retail — 1.0%
	Claire’s Stores, Inc.,
500	6.125%, 03/15/20 (e)	475
1,500	8.875%, 03/15/19	1,461
3,295	9.000%, 03/15/19 (e)	3,468
125	HT Intermediate Holdings Corp., PIK, 12.750%, 05/15/19 (e)	127
400	J. Crew Group, Inc., 8.125%, 03/01/19	419
3,332	Party City Holdings, Inc., 8.875%, 08/01/20	3,715
500	Radio Systems Corp., 8.375%, 11/01/19 (e)	556
2,270	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	2,491
4,655	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	5,109

		17,821

	Textiles, Apparel & Luxury Goods — 0.1%
1,000	Hanesbrands, Inc., 6.375%, 12/15/20	1,098

	Total Consumer Discretionary	139,750

	Consumer Staples — 2.7%
	Beverages — 0.2%
2,000	Constellation Brands, Inc., 3.750%, 05/01/21	1,945
880	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	972

		2,917

	Food & Staples Retailing — 0.3%
61	BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)	64
3,645	Kroger Co. (The), 5.150%, 08/01/43	3,753
375	New Albertsons, Inc., 7.450%, 08/01/29	317
500	Rite Aid Corp., 8.000%, 08/15/20	561
175	SUPERVALU, Inc., 8.000%, 05/01/16	193
225	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	246

		5,134

	Food Products — 1.2%
2,055	Big Heart Pet Brands, 7.625%, 02/15/19	2,140
GBP 1,200	Boparan Finance plc, (United Kingdom), Reg. S, 9.875%, 04/30/18	2,175

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Food Products — Continued
3,726	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	4,085
70	Darling International, Inc., 5.375%, 01/15/22 (e)	72
EUR 1,980	Foodcorp Pty Ltd., (South Africa), Reg. S, 8.750%, 03/01/18	2,989
3,995	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	3,985
	JBS USA LLC/JBS USA Finance, Inc.,
457	7.250%, 06/01/21 (e)	484
384	8.250%, 02/01/20 (e)	421
1,095	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,185
	Post Holdings, Inc.,
125	6.750%, 12/01/21 (e)	134
1,725	7.375%, 02/15/22	1,878
1,086	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	1,139
180	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	186

		20,873

	Household Products — 0.6%
3,055	Central Garden & Pet Co., 8.250%, 03/01/18	3,116
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,160	5.750%, 10/15/20	1,212
550	7.125%, 04/15/19	585
225	8.500%, 05/15/18	237
4,560	9.000%, 04/15/19	4,902
1,000	9.875%, 08/15/19	1,128

		11,180

	Personal Products — 0.0% (g)
75	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	76

	Tobacco — 0.4%
	Altria Group, Inc.,
3,255	2.850%, 08/09/22	3,052
1,805	4.250%, 08/09/42	1,591
2,700	Philip Morris International, Inc., 3.875%, 08/21/42	2,369

		7,012

	Total Consumer Staples	47,192

	Energy — 3.0%
	Energy Equipment & Services — 0.2%
500	Basic Energy Services, Inc., 7.750%, 02/15/19	534
500	Ocean Rig UDW, Inc., Reg. S, 9.500%, 04/27/16 (e)	527
500	Parker Drilling Co., 7.500%, 08/01/20 (e)	535

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy Equipment & Services — Continued
750	Rowan Cos., Inc., 5.850%, 01/15/44	755
450	Seadrill Ltd., (Bermuda), 6.125%, 09/15/20 (e)	461
500	SESI LLC, 6.375%, 05/01/19	534

		3,346

	Oil, Gas & Consumable Fuels — 2.8%
3,114	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	3,371
650	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	702
30	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	31
2,510	Denbury Resources, Inc., 8.250%, 02/15/20	2,745
318	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	337
755	El Paso Pipeline Partners Operating Co. LLC, 4.700%, 11/01/42	665
	Energy Transfer Partners LP,
515	6.050%, 06/01/41	547
2,890	6.500%, 02/01/42	3,236
244	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21 (e)	255
	Enterprise Products Operating LLC,
500	5.200%, 09/01/20	563
2,785	5.700%, 02/15/42	3,074
2,300	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	2,662
1,550	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	1,672
1,300	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	1,401
800	Halcon Resources Corp., 9.250%, 02/15/22 (e)	820
	Kinder Morgan Energy Partners LP,
1,900	3.950%, 09/01/22	1,900
2,300	5.000%, 03/01/43	2,170
3,996	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	4,326
2,390	Marathon Petroleum Corp., 6.500%, 03/01/41	2,887
500	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22	540
800	Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 04/01/18	838
100	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	108
1,490	Peabody Energy Corp., 6.250%, 11/15/21	1,538

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	43

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
2,130	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20	2,468
5,635	Plains Exploration & Production Co., 6.500%, 11/15/20	6,227
EUR 2,900	Repsol International Finance B.V., (Netherlands), Reg. S, 4.375%, 02/20/18	4,430
500	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	525
NOK 1,000	Teekay Corp., Reg. S, VAR, 6.420%, 10/09/15	170

		50,208

	Total Energy	53,554

	Financials — 11.1%
	Capital Markets — 1.5%
4,266	Credit Suisse, (Switzerland), 5.400%, 01/14/20	4,804
4,420	Credit Suisse AG, (Switzerland), 6.500%, 08/08/23 (e)	4,746
3,535	Morgan Stanley, 3.750%, 02/25/23	3,530
	UBS AG, (Switzerland),
5,985	7.625%, 08/17/22	7,102
4,245	Reg. S, VAR, 4.750%, 05/22/23	4,340
GBP 787	VAR, 5.250%, 06/21/21	1,406

		25,928

	Commercial Banks — 3.8%
EUR 3,300	Banco Santander S.A., (Spain), 4.625%, 01/20/16 (m)	4,857
	Barclays Bank plc, (United Kingdom),
3,600	7.625%, 11/21/22	3,978
EUR 3,350	Reg. S, 6.000%, 01/14/21	5,399
EUR 4,000	BNZ International Funding Ltd., (New Zealand), Reg. S, 3.125%, 11/23/17 (m)	5,980
EUR 3,600	CaixaBank S.A., (Spain), VAR, 5.000%, 11/14/23	5,218
	CIT Group, Inc.,
400	5.000%, 05/15/17	429
430	5.000%, 08/15/22	451
2,880	5.250%, 03/15/18	3,125
2,000	5.500%, 02/15/19 (e)	2,175
EUR 4,000	Commonwealth Bank of Australia, (Australia), Reg. S, 2.625%, 01/12/17 (m)	5,833
GBP 1,871	Lloyds TSB Bank plc, (United Kingdom), VAR, 5.750%, 07/09/25	3,342
	Royal Bank of Scotland Group plc, (United Kingdom),
2,065	6.000%, 12/19/23	2,127
1,500	6.125%, 12/15/22	1,574

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 2,000	Reg. S, 3.375%, 11/23/16 (m)	2,966
EUR 3,150	Reg. S, 4.000%, 03/15/16 (m)	4,654
GBP 2,350	Santander Issuances S.A.U., (Spain), Series 24, VAR, 7.300%, 07/27/19	4,028
3,300	Wells Fargo & Co., 5.375%, 11/02/43	3,529
1,555	Wells Fargo Bank N.A., VAR, 0.446%, 05/16/16	1,547
EUR 3,650	Westpac Securities NZ Ltd., (New Zealand), Reg. S, 3.500%, 06/16/16 (m)	5,374

		66,586

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
2,755	6.250%, 12/01/17	3,100
200	8.000%, 11/01/31	252
400	VAR, 2.917%, 07/18/16	408
	General Motors Financial Co., Inc.,
1,255	3.250%, 05/15/18	1,285
450	4.750%, 08/15/17	486

		5,531

	Diversified Financial Services — 1.8%
810	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	714
6,135	Bank of America Corp., 3.300%, 01/11/23	5,969
2,205	Citigroup, Inc., 6.675%, 09/13/43	2,604
450	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	427
476	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	490
3,085	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	3,208
9,325	General Electric Capital Corp., VAR, 6.375%, 11/15/67	10,316
5,220	ING U.S., Inc., VAR, 5.650%, 05/15/53	5,116
GBP 1,200	Lowell Group Financing plc, (United Kingdom), Reg. S, 10.750%, 04/01/19	2,281
150	MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)	156
25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	26
88	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	92

		31,399

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Insurance — 1.4%
1,370	American International Group, Inc., 6.250%, 03/15/37	1,409
200	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	212
EUR 2,600	Assicurazioni Generali S.p.A., (Italy), VAR, 7.750%, 12/12/42	4,271
EUR 1,675	AXA S.A., (France), Reg. S, VAR, 5.125%, 07/04/43	2,531
GBP 1,100	Direct Line Insurance Group plc, (United Kingdom), Reg. S, VAR, 9.250%, 04/27/42	2,345
EUR 2,200	Hannover Finance Luxembourg S.A., (Luxembourg), VAR, 5.000%, 06/30/43	3,343
685	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	800
2,320	MetLife, Inc., 6.400%, 12/15/36	2,420
3,765	Prudential Financial, Inc., VAR, 5.875%, 09/15/42	3,916
GBP 1,595	Standard Life plc, (United Kingdom), Reg. S, VAR, 5.500%, 12/04/42	2,817

		24,064

	Real Estate Investment Trusts (REITs) — 1.6%
3,095	Boston Properties LP, 3.125%, 09/01/23	2,925
1,640	DDR Corp., 7.875%, 09/01/20	2,060
71	DuPont Fabros Technology LP, 5.875%, 09/15/21	75
3,040	Geo Group, Inc. (The), 6.625%, 02/15/21	3,253
3,350	HCP, Inc., 5.375%, 02/01/21	3,754
	Liberty Property LP,
2,810	3.375%, 06/15/23	2,645
2,755	4.400%, 02/15/24	2,801
	Ventas Realty LP/Ventas Capital Corp.,
4,370	3.250%, 08/15/22	4,193
2,215	4.000%, 04/30/19	2,370
1,330	4.250%, 03/01/22	1,378
3,315	Weingarten Realty Investors, 3.375%, 10/15/22	3,144

		28,598

	Real Estate Management & Development — 0.1%
90	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	90
1,710	Realogy Group LLC, 7.625%, 01/15/20 (e)	1,920

		2,010

	Thrifts & Mortgage Finance — 0.6%
6,135	BPCE S.A., (France), 5.700%, 10/22/23 (e)	6,463

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Thrifts & Mortgage Finance — Continued
EUR 3,050	Cie de Financement Foncier S.A., (France), 4.750%, 06/25/15 (m)	4,447

		10,910

	Total Financials	195,026

	Health Care — 3.2%
	Health Care Equipment & Supplies — 0.7%
200	Alere, Inc., 7.250%, 07/01/18	219
3,195	Biomet, Inc., 6.500%, 08/01/20	3,447
1,203	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	1,338
	DJO Finance LLC/DJO Finance Corp.,
1,500	7.750%, 04/15/18	1,578
1,545	8.750%, 03/15/18	1,692
2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,891
EUR 1,200	Ontex IV S.A., (Luxembourg), Reg. S, 7.500%, 04/15/18	1,727

		12,892

	Health Care Providers & Services — 1.7%
1,700	21st Century Oncology, Inc., 8.875%, 01/15/17	1,776
2,355	Accellent, Inc., 8.375%, 02/01/17	2,461
2,500	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	2,684
750	HCA Holdings, Inc., 7.750%, 05/15/21	831
5,457	HCA, Inc., 7.500%, 02/15/22	6,330
	HealthSouth Corp.,
1,305	7.750%, 09/15/22	1,439
500	8.125%, 02/15/20	545
150	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	160
	inVentiv Health, Inc.,
325	9.000%, 01/15/18 (e)	346
375	11.000%, 08/15/18 (e)	347
200	MultiPlan, Inc., 9.875%, 09/01/18 (e)	219
934	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	995
180	Omnicare, Inc., 7.750%, 06/01/20	199
GBP 1,700	Priory Group No. 3 plc, (United Kingdom), Reg. S, 8.875%, 02/15/19	3,002
	Tenet Healthcare Corp.,
2,650	4.750%, 06/01/20	2,723
110	6.000%, 10/01/20 (e)	118
4,335	8.000%, 08/01/20	4,758
150	8.125%, 04/01/22	168

		29,101

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	45

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Pharmaceuticals — 0.8%
EUR 1,800	Capsugel FinanceCo S.C.A., (Luxembourg), Reg. S, 9.875%, 08/01/19	2,733
46	Capsugel S.A., (Luxembourg), PIK, 7.750%, 05/15/19 (e)	48
1,150	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,170
3,595	Mylan, Inc., 7.875%, 07/15/20 (e)	4,039
	Valeant Pharmaceuticals International, Inc.,
400	6.750%, 08/15/18 (e)	441
2,670	6.750%, 08/15/21 (e)	2,910
375	6.875%, 12/01/18 (e)	399
1,630	7.000%, 10/01/20 (e)	1,779
750	7.250%, 07/15/22 (e)	835

		14,354

	Total Health Care	56,347

	Industrials — 4.5%
	Aerospace & Defense — 0.1%
62	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	63
882	B/E Aerospace, Inc., 6.875%, 10/01/20	968
950	Bombardier, Inc., (Canada), 7.500%, 03/15/18 (e)	1,069

		2,100

	Airlines — 0.8%
3,371	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (e)	3,413
2,368	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	2,533
1,442	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,579
140	Continental Airlines, 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19	163
624	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	674
2,065	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	2,086
239	Delta Air Lines, 2009-1 Class A Pass-Through Trust, Series A, 7.750%, 12/17/19	280
3,845	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	3,874

		14,602

	Building Products — 0.3%
1,000	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	1,064
EUR 446	Cie de St-Gobain, (France), Reg. S, 3.625%, 03/28/22	667

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Building Products — Continued
400	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	440
150	Nortek, Inc., 8.500%, 04/15/21	168
24	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	27
EUR 2,200	Spie BondCo 3 SCA, (Luxembourg), Reg. S, 11.000%, 08/15/19	3,462

		5,828

	Commercial Services & Supplies — 0.3%
140	ADT Corp. (The), 6.250%, 10/15/21 (e)	147
400	Casella Waste Systems, Inc., 7.750%, 02/15/19	412
150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	159
	Harland Clarke Holdings Corp.,
100	6.875%, 03/01/20 (e)	102
75	9.250%, 03/01/21 (e)	76
750	9.750%, 08/01/18 (e)	821
1,020	VAR, 6.000%, 05/15/15	1,020
400	ILFC E-Capital Trust I, VAR, 5.460%, 12/21/65 (e)	372
435	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	415
130	Iron Mountain, Inc., 5.750%, 08/15/24	127
375	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	364
200	Mustang Merger Corp., 8.500%, 08/15/21 (e)	221

		4,236

	Construction & Engineering — 0.0% (g)
680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	711

	Electrical Equipment — 0.2%
500	General Cable Corp., 6.500%, 10/01/22 (e)	505
435	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	474
2,100	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	2,258

		3,237

	Machinery — 0.6%
93	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	98
400	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	406
220	Columbus McKinnon Corp., 7.875%, 02/01/19	238

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Machinery — Continued
EUR 1,600	KraussMaffei Group GmbH, (Germany), Reg. S, 8.750%, 12/15/20	2,473
2,910	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,299
400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	428
3,715	Terex Corp., 6.500%, 04/01/20	4,021

		10,963

	Marine — 0.1%
266	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	285
368	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	400
55	World Wide Supply A.S., (Norway), Reg. S, 7.750%, 05/26/17 (e)	55

		740

	Road & Rail — 0.6%
225	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.750%, 03/15/20	261
EUR 2,200	Geo Debt Finance S.C.A., (Luxembourg), Reg. S, 7.500%, 08/01/18	3,249
	Hertz Corp. (The),
5,085	5.875%, 10/15/20	5,390
100	6.750%, 04/15/19	107
1,210	7.375%, 01/15/21	1,331
200	syncreon Group B.V./syncreon Global Finance U.S., Inc., (Netherlands), 8.625%, 11/01/21 (e)	208

		10,546

	Trading Companies & Distributors — 1.3%
	Aircastle Ltd., (Bermuda),
1,360	6.750%, 04/15/17	1,520
1,805	7.625%, 04/15/20	2,053
	HD Supply, Inc.,
2,135	8.125%, 04/15/19	2,402
2,000	11.000%, 04/15/20	2,445
	International Lease Finance Corp.,
900	5.875%, 04/01/19	994
800	5.875%, 08/15/22	856
1,345	8.750%, 03/15/17	1,589
EUR 2,200	Rexel S.A., (France), Reg. S, 5.125%, 06/15/20	3,222
	United Rentals North America, Inc.,
2,750	7.375%, 05/15/20	3,073
2,795	7.625%, 04/15/22	3,176

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — Continued
780	8.250%, 02/01/21	881
124	9.250%, 12/15/19	136

		22,347

	Transportation Infrastructure — 0.2%
GBP 1,800	Gatwick Funding Ltd., (United Kingdom), Reg. S, 5.250%, 01/23/24	3,299

	Total Industrials	78,609

	Information Technology — 2.2%
	Communications Equipment — 0.3%
	Alcatel-Lucent USA, Inc.,
500	4.625%, 07/01/17 (e)	516
554	6.450%, 03/15/29	539
200	6.750%, 11/15/20 (e)	213
	Avaya, Inc.,
3,085	7.000%, 04/01/19 (e)	3,062
134	10.500%, 03/01/21 (e)	127
375	Goodman Networks, Inc., 12.375%, 07/01/18 (e)	399

		4,856

	Computers & Peripherals — 0.0% (g)
	NCR Corp.,
33	5.000%, 07/15/22	33
10	5.875%, 12/15/21 (e)	11
30	6.375%, 12/15/23 (e)	32

		76

	Electronic Equipment, Instruments & Components — 0.4%
800	Belden, Inc., 5.500%, 09/01/22 (e)	790
EUR 2,200	Techem GmbH, (Germany), Reg. S, 6.125%, 10/01/19	3,303
EUR 1,200	Trionista Holdco GmbH, (Germany), Reg. S, 5.000%, 04/30/20	1,727
400	Viasystems, Inc., 7.875%, 05/01/19 (e)	429

		6,249

	IT Services — 0.8%
1,250	Fidelity National Information Services, Inc., 7.875%, 07/15/20	1,353
	First Data Corp.,
3,815	6.750%, 11/01/20 (e)	4,120
1,200	8.250%, 01/15/21 (e)	1,302
314	11.750%, 08/15/21 (e)	336
300	12.625%, 01/15/21	358
2,600	PIK, 10.000%, 01/15/22 (e)	2,844

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	47

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	IT Services — Continued
219	First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e)	218
150	iGATE Corp., 9.000%, 05/01/16	159
	SunGard Data Systems, Inc.,
175	6.625%, 11/01/19	187
1,000	7.375%, 11/15/18	1,065
1,500	7.625%, 11/15/20	1,654

		13,596

	Semiconductors & Semiconductor Equipment — 0.4%
	Advanced Micro Devices, Inc.,
65	6.750%, 03/01/19 (e)	66
200	7.750%, 08/01/20	207
	Amkor Technology, Inc.,
2,350	6.625%, 06/01/21	2,491
650	7.375%, 05/01/18	678
50	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	53
	NXP B.V./NXP Funding LLC, (Netherlands),
200	3.500%, 09/15/16 (e)	205
1,000	3.750%, 06/01/18 (e)	1,011
3,000	5.750%, 02/15/21 (e)	3,195

		7,906

	Software — 0.3%
	Audatex North America, Inc.,
57	6.000%, 06/15/21 (e)	61
27	6.125%, 11/01/23 (e)	29
2,000	Epicor Software Corp., 8.625%, 05/01/19	2,185
3,065	Infor U.S., Inc., 9.375%, 04/01/19	3,463

		5,738

	Total Information Technology	38,421

	Materials — 3.6%
	Chemicals — 1.0%
2,960	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	3,086
	Huntsman International LLC,
1,650	4.875%, 11/15/20	1,681
2,000	8.625%, 03/15/21	2,260
	Ineos Finance plc, (United Kingdom),
1,255	7.500%, 05/01/20 (e)	1,381
2,960	8.375%, 02/15/19 (e)	3,278
450	LSB Industries, Inc., 7.750%, 08/01/19 (e)	483
384	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	401

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — Continued
1,755	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	1,902
2,580	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	2,683

		17,155

	Construction Materials — 0.6%
1,350	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	1,546
725	Cemex Finance LLC, 9.375%, 10/12/22 (e)	831
EUR 5,250	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20	7,854
45	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	48

		10,279

	Containers & Packaging — 0.7%
	Ardagh Packaging Finance plc, (Ireland),
375	7.375%, 10/15/17 (e)	401
3,000	9.125%, 10/15/20 (e)	3,330
EUR 2,600	Reg. S, 9.250%, 10/15/20	3,992
340	Berry Plastics Corp., 9.750%, 01/15/21	394
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
85	5.625%, 12/15/16 (e)	88
950	6.000%, 06/15/17 (e)	988
3,090	Sealed Air Corp., 8.375%, 09/15/21 (e)	3,565

		12,758

	Metals & Mining — 1.0%
415	AK Steel Corp., 8.750%, 12/01/18	468
375	Aleris International, Inc., 7.875%, 11/01/20	399
400	APERAM, (Luxembourg), 7.375%, 04/01/16 (e)	414
1,310	ArcelorMittal, (Luxembourg), 10.350%, 06/01/19	1,665
150	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	159
386	Coeur Mining, Inc., 7.875%, 02/01/21	398
	First Quantum Minerals Ltd., (Canada),
163	6.750%, 02/15/20 (e)	168
163	7.000%, 02/15/21 (e)	168
5,319	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	5,864
1,356	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	1,339

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Metals & Mining — Continued
375	Hecla Mining Co., 6.875%, 05/01/21	370
200	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	208
90	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	95
410	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	410
390	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	397
540	Westmoreland Escrow Corp., 10.750%, 02/01/18 (e)	589
	Xstrata Finance Canada Ltd., (Canada),
1,950	4.250%, 10/25/22 (e)	1,920
1,835	5.550%, 10/25/42 (e)	1,775

		16,806

	Paper & Forest Products — 0.3%
2,445	International Paper Co., 6.000%, 11/15/41	2,836
EUR 2,200	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 5.125%, 09/15/18	3,302

		6,138

	Total Materials	63,136

	Telecommunication Services — 4.3%
	Diversified Telecommunication Services — 3.6%
	Altice Financing S.A., (Luxembourg),
200	6.500%, 01/15/22 (e)	208
200	7.875%, 12/15/19 (e)	218
200	Altice Finco S.A., (Luxembourg), 8.125%, 01/15/24 (e)	214
	CCO Holdings LLC/CCO Holdings Capital Corp.,
325	6.500%, 04/30/21	347
330	7.000%, 01/15/19	349
4,050	7.375%, 06/01/20	4,435
745	8.125%, 04/30/20	816
	CenturyLink, Inc.,
1,650	Series T, 5.800%, 03/15/22	1,691
2,060	Series W, 6.750%, 12/01/23	2,184
	Cincinnati Bell, Inc.,
20	8.375%, 10/15/20	22
54	8.750%, 03/15/18	56
EUR 2,200	Eileme 2 AB, (Sweden), Reg. S, 11.750%, 01/31/20	3,667
726	Embarq Corp., 7.995%, 06/01/36	774
375	Frontier Communications Corp., 9.250%, 07/01/21	443
3,000	GCI, Inc., 8.625%, 11/15/19	3,225

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
	Intelsat Jackson Holdings S.A., (Luxembourg),
2,155	6.625%, 12/15/22	2,274
400	7.250%, 04/01/19	431
2,400	7.250%, 10/15/20	2,610
	Intelsat Luxembourg S.A., (Luxembourg),
400	6.750%, 06/01/18 (e)	426
350	8.125%, 06/01/23 (e)	380
2,461	Level 3 Communications, Inc., 11.875%, 02/01/19	2,824
	Level 3 Financing, Inc.,
45	6.125%, 01/15/21 (e)	48
2,565	8.125%, 07/01/19	2,821
1,000	8.625%, 07/15/20	1,124
30	VAR, 3.846%, 01/15/18 (e)	30
570	PAETEC Holding Corp., 9.875%, 12/01/18	631
	Qwest Capital Funding, Inc.,
298	6.875%, 07/15/28	283
156	7.750%, 02/15/31	153
3,720	Sprint Capital Corp., 8.750%, 03/15/32	4,176
EUR 1,800	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22	2,721
	tw telecom holdings, Inc.,
8	5.375%, 10/01/22	8
63	6.375%, 09/01/23	68
750	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	802
2,055	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	2,266
1,750	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,914
	Verizon Communications, Inc.,
2,005	3.850%, 11/01/42	1,703
7,565	VAR, 1.773%, 09/15/16	7,775
	Virgin Media Finance plc, (United Kingdom),
475	8.375%, 10/15/19	512
GBP 1,700	8.875%, 10/15/19	3,081
200	Wind Acquisition Finance S.A., (Luxembourg), 7.250%, 02/15/18 (e)	210
	Windstream Corp.,
140	7.750%, 10/15/20	150
4,470	7.750%, 10/01/21	4,828
425	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	493

		63,391

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	49

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Wireless Telecommunication Services — 0.7%
2,355	Crown Castle International Corp., 5.250%, 01/15/23	2,414
200	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	217
EUR 2,200	Matterhorn Midco & Cy S.C.A., (Luxembourg), Reg. S, 7.750%, 02/15/20	3,201
32	MetroPCS Wireless, Inc., 6.625%, 11/15/20	35
732	NII Capital Corp., 7.625%, 04/01/21	271
1,200	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (e)	834
200	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	201
	Sprint Communications, Inc.,
250	6.000%, 11/15/22	256
223	7.000%, 03/01/20 (e)	258
151	7.000%, 08/15/20	165
450	9.000%, 11/15/18 (e)	551
	Sprint Corp.,
98	7.125%, 06/15/24 (e)	103
234	7.250%, 09/15/21 (e)	256
559	7.875%, 09/15/23 (e)	619
	T-Mobile USA, Inc.,
357	5.250%, 09/01/18	377
350	6.125%, 01/15/22	370
243	6.464%, 04/28/19	259
30	6.500%, 01/15/24	32
225	6.625%, 04/01/23	242
122	6.633%, 04/28/21	132
337	6.731%, 04/28/22	364
258	6.836%, 04/28/23	279

		11,436

	Total Telecommunication Services	74,827

	Utilities — 2.7%
	Electric Utilities — 0.8%
	Enel S.p.A., (Italy),
EUR 544	VAR, 6.500%, 01/10/74	818
GBP 1,688	VAR, 7.750%, 09/10/75	3,074
745	Entergy Arkansas, Inc., 3.750%, 02/15/21	784
EUR 3,200	Gas Natural Fenosa Finance B.V., (Netherlands), Reg. S, 3.875%, 01/17/23	4,822
	PPL Capital Funding, Inc.,
1,710	3.500%, 12/01/22	1,673
3,060	4.700%, 06/01/43	2,930
730	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e)	799

		14,900

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Gas Utilities — 0.1%
1,090	DCP Midstream Operating LP, 3.875%, 03/15/23	1,056

	Independent Power Producers & Energy Traders — 0.5%
	Calpine Corp.,
1,777	7.500%, 02/15/21 (e)	1,959
755	7.875%, 07/31/20 (e)	844
1,000	7.875%, 01/15/23 (e)	1,125
750	GenOn Energy, Inc., 9.875%, 10/15/20	761
	NRG Energy, Inc.,
800	7.875%, 05/15/21	888
1,000	8.250%, 09/01/20	1,110
485	Oglethorpe Power Corp., 5.375%, 11/01/40	532
1,365	Southern Power Co., 5.250%, 07/15/43	1,442

		8,661

	Multi-Utilities — 0.8%
	NGG Finance plc, (United Kingdom),
EUR 2,779	Reg. S, VAR, 4.250%, 06/18/76	3,947
GBP 1,800	Reg. S, VAR, 5.625%, 06/18/73	3,059
	NiSource Finance Corp.,
1,905	4.800%, 02/15/44	1,827
2,035	5.650%, 02/01/45	2,179
1,235	5.800%, 02/01/42	1,339
2,360	Sempra Energy, 2.875%, 10/01/22	2,245

		14,596

	Water Utilities — 0.5%
GBP 4,771	Anglian Water Osprey Financing plc, (United Kingdom), 7.000%, 01/31/18	8,469

	Total Utilities	47,682

	Total Corporate Bonds (Cost $763,969)	794,544

Foreign Government Securities — 3.3%
BRL 21,000	Brazil Notas do Tesouro Nacional, (Brazil), 10.000%, 01/01/17	8,506
15,700	Republic of South Africa, (South Africa), 5.875%, 09/16/25	16,799
16,000	Russian Federation, (Russia), 4.875%, 09/16/23 (e)	16,280
16,500	United Mexican States, (Mexico), 3.625%, 03/15/22	16,559

	Total Foreign Government Securities (Cost $58,095)	58,144

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — 4.1% (x)
	Financials — 3.7%
	Capital Markets — 0.4%
2,425	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	2,665
EUR 3,550	UBS AG, (Switzerland), VAR, 4.280%, 04/15/15	4,961

		7,626

	Commercial Banks — 1.6%
EUR 2,250	BNP Paribas S.A., (France), Reg. S, VAR, 7.781%, 07/02/18	3,640
	Credit Agricole S.A., (France),
200	VAR, 7.875%, 01/23/24 (e)	211
GBP 4,050	VAR, 8.125%, 10/26/19	7,511
GBP 1,650	DNB Bank ASA, (Norway), Reg. S, VAR, 6.012%, 03/29/17	2,908
EUR 2,700	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 7.092%, 12/21/17	4,249
EUR 3,650	Societe Generale S.A., (France), VAR, 6.999%, 12/19/17	5,592
2,700	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	3,078

		27,189

	Diversified Financial Services — 0.9%
765	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	872
200	Citigroup, Inc., VAR, 5.950%, 01/30/23	197
GBP 8,585	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18	15,059

		16,128

	Insurance — 0.7%
EUR 2,400	Allianz SE, (Germany), VAR, 4.750%, 10/24/23	3,487
GBP 759	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27	1,401
1,225	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	1,313
GBP 1,500	Swiss Reinsurance Co. Via ELM B.V., (Netherlands), Reg. S, VAR, 6.302%, 05/25/19	2,750
GBP 1,600	Zurich Finance UK plc, (United Kingdom), VAR, 6.625%, 10/02/22	2,981

		11,932

	Thrifts & Mortgage Finance — 0.1%
EUR 1,400	BPCE S.A., (France), VAR, 9.000%, 03/17/15	2,051

	Total Financials	64,926

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Telecommunication Services — 0.4%
		Wireless Telecommunication Services — 0.4%
EUR 4,700		Telefonica Europe B.V., (Netherlands), Reg. S, VAR, 6.500%, 09/18/18	7,023

		Total Preferred Securities (Cost $66,955)	71,949

U.S. Treasury Obligation — 0.2%
3,730		U.S. Treasury Inflation Indexed Bonds, 0.750%, 02/15/42 (Cost $4,133)	3,330

SHARES
Preferred Stocks — 0.0%
		Financials — 0.0% (g)
		Commercial Banks — 0.0% (g)
1		Royal Bank of Scotland Group plc, (United Kingdom), 6.350%, 03/31/14 @ (a)	22
3		Royal Bank of Scotland Group plc, (United Kingdom), 6.400%, 03/31/14 @ (a)	71

			93

		Consumer Finance — 0.0% (g)
—	(h)	Ally Financial, Inc., 7.000%, 03/31/14 @ (e)	490

		Insurance — 0.0% (g)
—	(h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.359%, 03/31/14 @ (a)	356

		Total Preferred Stocks (Cost $915)	939

PRINCIPAL AMOUNT
Loan Assignments — 2.7%
		Consumer Discretionary — 0.7%
		Distributors — 0.0% (g)
650		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19 ^	651

		Hotels, Restaurants & Leisure — 0.2%
350		Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.489%, 01/28/18	335
1,000		Caesars Entertainment Resort Properties LLC, Term Loan B, VAR, 7.000%, 10/11/20	1,015
450		CEC Entertainment, Inc., Term B Loan, VAR, 4.250%, 02/14/21 ^	448
750		Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18 ^	786
		Hilton Worldwide Finance LLC., Initial Term Loan,
100		VAR, 3.750%, 10/26/20	100

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	51

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
42	VAR, 3.750%, 10/26/20	42
8	VAR, 3.750%, 10/26/20	8
8	VAR, 3.750%, 10/26/20	8
50	Mohegan Tribal Gaming Authority, Term Loan B, VAR, 5.500%, 06/15/18	51
	Scientific Games Corp., Initial Term Loan,
365	VAR, 4.250%, 10/18/20	365
313	VAR, 4.250%, 10/18/20	313
61	VAR, 4.250%, 10/18/20	61
35	VAR, 4.250%, 10/18/20	35
26	VAR, 4.250%, 10/18/20	26

		3,593

	Media — 0.4%
1,051	Clear Channel Communications, Inc., Term Loan B, VAR, 3.805%, 01/29/16	1,032
400	Clear Channel Communications, Inc., Term Loan D, VAR, 6.905%, 01/23/19 ^	392
949	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.655%, 07/30/19	946
448	McGraw-Hill Education, 2014 Refinancing Term Loan, VAR, 9.000%, 03/22/19	455
	R.H. Donnelley, Inc., Exit Term Loan,
92	VAR, 9.750%, 12/31/16	58
106	VAR, 9.750%, 12/31/16	66
1,000	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20 ^	999
1,247	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	1,248
1,425	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	1,405

		6,601

	Multiline Retail — 0.0% (g)
1,247	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	1,230

	Specialty Retail — 0.1%
	Gymboree Corp. (The), Initial Term Loan (A & R),
1,217	VAR, 5.000%, 02/23/18	1,112
33	VAR, 5.000%, 02/23/18	30
103	J. Crew Group, Inc., Term Loan, VAR, 0.000%, 02/28/21 ^	103

		1,245

	Total Consumer Discretionary	13,320

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.2%
	AdvancePierre Foods, Inc., 1st Lien Term Loan B,
997	VAR, 5.750%, 07/10/17	1,001
3	VAR, 5.750%, 07/10/17	2
1,275	Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19	1,284
645	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19 ^	648

		2,935

	Food Products — 0.2%
	Dole Food Co., Inc., Tranche B Term Loan,
120	VAR, 4.500%, 11/01/18	120
120	VAR, 4.500%, 11/01/18	120
120	VAR, 4.500%, 11/01/18	120
120	VAR, 4.500%, 11/01/18	121
120	VAR, 4.500%, 11/01/18	121
120	VAR, 4.500%, 11/01/18	121
120	VAR, 4.500%, 11/01/18	121
60	VAR, 4.500%, 11/01/18	60
1,496	H. J. Heinz Co., Term B-2 Loan, VAR, 3.500%, 06/05/20	1,507
	Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
2,016	VAR, 3.250%, 04/29/20 ^	2,008
5	VAR, 3.250%, 04/29/20 ^	5

		4,424

	Total Consumer Staples	7,359

	Energy — 0.3%
	Energy Equipment & Services — 0.2%
550	Dixie Acquisition Corp., Term Loan, VAR, 5.750%, 01/16/21 ^	552
399	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	401
215	Propetro Services, Inc., Term Advance, VAR, 7.250%, 09/30/19	216
395	Seadrill Partners, Term Loan B, VAR, 4.000%, 02/21/21	396
640	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	651
920	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	941

		3,157

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Oil, Gas & Consumable Fuels — 0.1%
	Fieldwood Energy LLC, 2nd Lien Closing Date Loan,
119	VAR, 8.375%, 09/30/20	123
491	VAR, 8.375%, 09/30/20	508
388	Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	395
69	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	70
500	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	505

		1,601

	Total Energy	4,758

	Financials — 0.1%
	Consumer Finance — 0.0% (g)
130	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	130

	Diversified Financial Services — 0.1%
20	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	20
122	Rhea Holdings, Inc., Term Loan, VAR, 5.000%, 01/29/21	123
499	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	486
400	Sedgwick, Inc., 2nd Lien Term Loan, VAR, 0.000%, 02/06/22 ^	404

		1,033

	Insurance — 0.0% (g)
260	National Financial Partners Corp., Term B Loan, VAR, 5.250%, 07/01/20	262

	Total Financials	1,425

	Health Care — 0.2%
	Biotechnology — 0.0% (g)
300	Ikaria, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 02/12/21	302
260	Ikaria, Inc., 2nd Lien Initial Term Loan, VAR, 8.750%, 02/14/22	263

		565

	Health Care Equipment & Supplies — 0.0% (g)
	Biomet, Inc., Dollar Term B-2 Loan,
1	VAR, 3.655%, 07/25/17	1
48	VAR, 3.656%, 07/25/17	48
35	VAR, 3.656%, 07/25/17	35
6	VAR, 3.746%, 07/25/17	6

		90

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — 0.2%
	Alliance Healthcare Services, Inc., Term Loan,
192	VAR, 4.250%, 06/03/19	191
210	VAR, 4.250%, 06/03/19	210
53	VAR, 4.250%, 06/03/19	53
131	VAR, 4.250%, 06/03/19	131
158	VAR, 4.250%, 06/03/19	157
184	VAR, 4.250%, 06/03/19	184
171	VAR, 4.250%, 06/03/19	170
850	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	848
690	National Mentor Holdings, Tranche B Term Loan, VAR, 4.750%, 01/31/21 ^	696

		2,640

	Pharmaceuticals — 0.0% (g)
429	Par Pharmaceutical Cos., Inc., Term Loan B2, VAR, 0.000%, 09/30/19 ^	429

	Total Health Care	3,724

	Industrials — 0.3%
	Airlines — 0.1%
895	Delta Airlines, Inc., Term Loan B1, VAR, 3.500%, 10/18/18	897
1,000	US Airways Group, Inc., Term Loan B1, VAR, 3.500%, 05/23/19	1,001

		1,898

	Building Products — 0.1%
400	Ply Gem Industries, Inc., Term Loan, VAR, 4.000%, 02/01/21 ^	401
500	Shield Finance Co., Dollar Term B Loan, VAR, 01/16/21 ^	504
135	STS Operating, Inc., 1st Lien Term Loan, VAR, 4.750%, 02/08/21 ^	135

		1,040

	Commercial Services & Supplies — 0.1%
102	Garda World Security Corp., Delayed Draw Term Loan B, VAR, 4.000%, 11/06/20	102
397	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20	397
500	Marine Acquisition Corp., Term Loan, VAR, 5.250%, 01/30/21 ^	504
400	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19 ^	409

		1,412

	Machinery — 0.0% (g)
309	VAT Vakuumventile AG, 1st Lien Term Loan B, VAR, 4.750%, 01/29/21 ^	311

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	53

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Trading Companies & Distributors — 0.0% (g)
400	HD Supply, Inc., Term Loan, VAR, 0.000% 06/28/18 ^	401

	Total Industrials	5,062

	Information Technology — 0.4%
	Communications Equipment — 0.2%
1,496	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 4.500%, 01/30/19	1,509
1,695	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.734%, 10/26/17	1,649

		3,158

	Electronic Equipment, Instruments & Components — 0.1%
1,917	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	1,912

	IT Services — 0.1%
1,500	First Data Corp., 2021 Extended USD Term Loan, VAR, 4.156%, 03/24/21 ^	1,501

	Semiconductors & Semiconductor Equipment — 0.0% (g)
150	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	151

	Software — 0.0% (g)
284	RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18	284

	Total Information Technology	7,006

	Materials — 0.2%
	Chemicals — 0.0% (g)
123	Kronos Worldwide, Inc., Initial Term Loan, VAR, 4.750%, 02/18/20	124
327	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	333

		457

	Construction Materials — 0.0% (g)
150	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	150
75	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	77

		227

	Containers & Packaging — 0.1%
280	Ardagh Group S.A., Term Loan, VAR, 0.000%, 12/17/19 ^	281
	Viskase Cos., Inc., Initial Term Loan,
349	VAR, 0.000%, 01/30/21 ^	348
291	VAR, 4.250%, 01/30/21 ^	290

		919

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — 0.1%
	Fairmount Minerals Ltd., Tranche B-2 Term Loan,
12	VAR, 5.000%, 09/05/19	12
262	VAR, 5.000%, 09/05/19	264
1,000	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19	1,009

		1,285

	Paper & Forest Products — 0.0% (g)
	Appvion, Inc., 1st Lien Term Loan,
373	VAR, 5.750%, 06/28/19	375
2	VAR, 5.750%, 06/28/19	2
45	VAR, 5.750%, 06/28/19	45
180	VAR, 5.750%, 06/28/19	181

		603

	Total Materials	3,491

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
	Cincinnati Bell, Inc., Tranche B Term Loan,
150	VAR, 4.000%, 09/10/20	150
150	VAR, 4.000%, 09/10/20	150
149	VAR, 4.000%, 09/10/20	149
807	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 ^	806
150	Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19 ^	150

	Total Telecommunication Services	1,405

	Total Loan Assignments (Cost $47,433)	47,550

SHARES
Short-Term Investment — 9.6%
	Investment Company — 9.6%
168,384	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)† (Cost $168,384)	168,384

	Total Investments — 99.5% (Cost $1,694,174)	1,749,928
	Other Assets in Excess of Liabilities — 0.5%	8,807

	NET ASSETS — 100.0%	$1,758,735

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
12	Long Gilt	06/26/14	2,199	12
	Short Futures Outstanding
(208)	Euro Bobl	03/06/14	(36,376)	(284)
(434)	Euro Bund	03/06/14	(86,491)	(1,847)
(4,256)	10 Year U.S. Treasury Note	06/19/14	(530,005)	(2,417)
(38)	U.S. Long Bond	06/19/14	(5,056)	(35)
(51)	Ultra U.S. Treasury Bond	06/19/14	(7,323)	(83)

				(4,654)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
27,099	EUR	Barclays Bank plc	03/17/14	37	37	—	(h)
1,207,754	EUR	BNP Paribas	03/17/14	1,657	1,667	10
1,288,010	EUR	Credit Suisse International	03/17/14	1,741	1,778	37
1,470,814	EUR	Goldman Sachs International	03/17/14	1,997	2,030	33
76,106	EUR	Royal Bank of Canada	03/17/14	103	105	2
88,181,363	EUR	State Street Corp.	03/17/14	119,483	121,715	2,232
1,449,905	EUR	Union Bank of Switzerland AG	03/17/14	1,982	2,001	19
3,027,650	EUR	Westpac Banking Corp.	03/17/14	4,104	4,179	75
75,438	GBP	BNP Paribas	03/17/14	126	126	—	(h)
76,360	GBP	Credit Suisse International	03/17/14	125	128	3
2,027,000	GBP	Goldman Sachs International	03/17/14	3,322	3,394	72
65,485	GBP	HSBC Bank, N.A.	03/17/14	108	110	2
42,181,114	GBP	State Street Corp.	03/17/14	69,514	70,628	1,114
4,274,520,998	JPY	Goldman Sachs International	03/17/14	41,898	42,005	107
				246,197	249,903	3,706

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
836,660	EUR	Barclays Bank plc	03/17/14	1,144	1,154	(10)
131,541,313	EUR	BNP Paribas	03/17/14	178,801	181,565	(2,764)
2,828,507	EUR	Credit Suisse International	03/17/14	3,850	3,904	(54)
96,483	EUR	Goldman Sachs International	03/17/14	133	133	— (h)
6,377,349	EUR	HSBC Bank, N.A.	03/17/14	8,707	8,804	(97)
114,042	EUR	National Australia Bank	03/17/14	155	158	(3)
85,600,557	EUR	State Street Corp.	03/17/14	115,967	118,154	(2,187)
565,765	EUR	TD Bank Financial Group	03/17/14	769	781	(12)
439,211	EUR	Union Bank of Switzerland AG	03/17/14	596	606	(10)
3,843,165	EUR	Westpac Banking Corp.	03/17/14	5,212	5,304	(92)
308,361	GBP	Barclays Bank plc	03/17/14	516	516	— (h)
3,629,439	GBP	BNP Paribas	03/17/14	6,051	6,077	(26)
46,597,257	GBP	Credit Suisse International	03/17/14	76,428	78,021	(1,593)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	55

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,637,500	GBP	Goldman Sachs International	03/17/14	4,321	4,416	(95)
61,580	GBP	HSBC Bank, N.A.	03/17/14	103	103	— (h)
38,955,000	GBP	State Street Corp.	03/17/14	64,208	65,225	(1,017)
4,274,520,998	JPY	Westpac Banking Corp.	03/17/14	40,900	42,004	(1,104)
285,573,077	MXN	Goldman Sachs International	03/14/14	21,299	21,518	(219)
284,062,075	MXN	HSBC Bank, N.A.	03/14/14	21,298	21,404	(106)
1,029,964	NOK	Union Bank of Switzerland AG	03/24/14	170	172	(2)
				550,628	560,019	(9,391)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	2.036%	4,000	(476)	456
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	9/20/17	1.648	1,000	(126)	(142)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.831	2,825	(24)	(215)

					(626)	99

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Deutsche Bank AG, New York
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.117%	47,000	(4,253)	3,390

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligation — 0.1%
	Non-Agency CMO — 0.1%
93	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.406%, 03/25/36 (m) (Cost $93)	61

Foreign Government Securities — 2.7%
	Italy Buoni Poliennali Del Tesoro, (Italy),
EUR 508	2.150%, 11/12/17	719
EUR 1,211	2.350%, 09/15/19	1,756

	Total Foreign Government Securities (Cost $2,368)	2,475

U.S. Treasury Obligations — 90.5%
	U.S. Treasury Inflation Indexed Bonds,
2,360	0.625%, 02/15/43	1,989
2,044	0.750%, 02/15/42	1,825
215	1.375%, 02/15/44	218
735	1.375%, 02/15/44	746
1,586	1.750%, 01/15/28 (m)	1,971
1,860	2.000%, 01/15/26 (m)	2,511
885	2.125%, 02/15/40	1,137
850	2.125%, 02/15/41	1,081
2,240	2.375%, 01/15/25 (m)	3,297
1,405	2.375%, 01/15/27 (m)	1,944
1,541	2.500%, 01/15/29	2,048
360	3.375%, 04/15/32 (m)	660
880	3.625%, 04/15/28 (m)	1,739
1,307	3.875%, 04/15/29 (m)	2,638
	U.S. Treasury Inflation Indexed Notes,
4,436	0.125%, 04/15/16	4,843
5,639	0.125%, 04/15/17	6,006
2,115	0.125%, 04/15/18	2,208
4,232	0.125%, 01/15/22	4,320

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — Continued
4,094	0.125%, 07/15/22	4,109
4,410	0.125%, 01/15/23	4,352
4,254	0.375%, 07/15/23	4,259
1,475	0.500%, 04/15/15 (k)	1,625
3,264	0.625%, 07/15/21	3,522
2,015	0.625%, 01/15/24	2,040
3,460	1.125%, 01/15/21	3,969
2,580	1.250%, 07/15/20	3,015
2,039	1.375%, 01/15/20	2,408
450	1.625%, 01/15/18	550
1,416	1.875%, 07/15/15	1,789
1,706	1.875%, 07/15/19	2,102
2,155	2.000%, 01/15/16	2,704
385	2.125%, 01/15/19	473
1,030	2.375%, 01/15/17	1,317
1,542	2.625%, 07/15/17	1,964

	Total U.S. Treasury Obligations (Cost $77,387)	81,379

SHARES
Short-Term Investment — 6.6%
	Investment Company — 6.6%
5,976	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (Cost $5,976) (b) (l) (m)	5,976

	Total Investments — 99.9% (Cost $85,824)	89,891
	Other Assets in Excess of Liabilities — 0.1%	58

	NET ASSETS — 100.0%	$89,949

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(9)	Euro Bobl	03/06/14	(1,574)	(1)
(3)	Euro Bund	03/06/14	(598)	(13)
(15)	10 Year U.S. Treasury Note	06/19/14	(1,868)	(7)
(8)	Ultra U.S. Treasury Bond	06/19/14	(1,149)	(13)
(39)	2 Year U.S. Treasury Note	06/30/14	(8,575)	(1)
(17)	5 Year U.S. Treasury Note	06/30/14	(2,037)	1

				$(34)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	57

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 02/28/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,727	EUR
4,723	for GBP	State Street Corp.	03/05/14	8	#	8	#	—	(h)
778,092	EUR	Credit Suisse International	03/05/14	1,062		1,074		12
1,549,870	EUR	Standard Chartered Bank	03/05/14	2,138		2,139		1
1,647,440	GBP	BNP Paribas	03/05/14	2,714		2,759		45
				5,922		5,980		58

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
665,649	EUR	Deutsche Bank AG	03/05/14	899	918	(19)
8,037	EUR	Royal Bank of Scotland	03/05/14	11	11	— (h)
1,653,051	EUR	TD Bank Financial Group	03/05/14	2,238	2,281	(43)
6,953	EUR	Westpac Banking Corp.	03/05/14	10	10	— (h)
254,936	EUR	Deutsche Bank AG	04/03/14	350	352	(2)
1,549,870	EUR	Standard Chartered Bank	04/03/14	2,139	2,140	(1)
1,629,418	GBP	Royal Bank of Scotland	03/05/14	2,682	2,729	(47)
13,299	GBP	State Street Corp.	03/05/14	22	22	— (h)
				8,351	8,463	(112)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 02/28/14 of the currency being sold, and the value at 02/28/14 is the U.S. Dollar market value of the currency being purchased.

Price Lock
SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (†)	U.S. Treasury Inflation Indexed Bond, 0.125%, 04/15/18	$103.26	3/27/14	9,000	$24

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.4%
1,357	ABFC Trust, Series 2005-OPT1, Class A2C, VAR, 0.515%, 07/25/35	1,326
	Accredited Mortgage Loan Trust,
4,485	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	4,353
6,831	Series 2006-2, Class A3, VAR, 0.305%, 09/25/36	6,606
	ACE Securities Corp. Home Equity Loan Trust,
1,179	Series 2005-HE4, Class M1, VAR, 0.655%, 07/25/35	1,173
3,601	Series 2005-HE7, Class A1B2, VAR, 0.456%, 11/25/35	3,350
9,142	Series 2006-NC3, Class A2B, VAR, 0.266%, 12/25/36	3,846
3,208	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.430%, 08/25/33	3,132
1,735	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.779%, 12/15/33	1,642
10,039	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.401%, 01/25/35	8,446
3,616	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,019
	Centex Home Equity Loan Trust,
4,225	Series 2005-A, Class M2, VAR, 0.655%, 01/25/35	3,799
592	Series 2005-C, Class AF6, SUB, 4.250%, 06/25/35	584
2,257	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,302
	Citigroup Mortgage Loan Trust,
5,000	Series 2006-HE1, Class M1, VAR, 0.485%, 01/25/36	4,853
1,609	Series 2007-AMC1, Class A2A, VAR, 0.205%, 12/25/36	740
21,659	Series 2007-AMC4, Class A2B, VAR, 0.295%, 05/25/37	20,483
237	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	241
1,037	Countrywide Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	997
	Credit-Based Asset Servicing and Securitization LLC,
636	Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	632

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

6,910	Series 2006-CB4, Class AV4, VAR, 0.395%, 05/25/36	5,147
8,465	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.055%, 05/28/37 (e)	8,242
5,594	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.425%, 07/25/36	3,113
9,557	GSAA Home Equity Trust, Series 2007-5, Class 2A1A, VAR, 0.276%, 04/25/47	7,134
	GSAMP Trust,
9,025	Series 2006-FM2, Class A2D, VAR, 0.395%, 09/25/36	3,883
9,392	Series 2006-NC1, Class A2, VAR, 0.335%, 02/25/36	8,839
2,500	HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,560
	Home Equity Asset Trust,
667	Series 2005-2, Class M2, VAR, 0.875%, 07/25/35	667
18,100	Series 2005-8, Class M1, VAR, 0.586%, 02/25/36	15,445
	Home Equity Mortgage Loan Asset-Backed Trust,
2,288	Series 2004-B, Class M2, VAR, 1.280%, 11/25/34	2,124
13,800	Series 2006-D, Class 2A3, VAR, 0.316%, 11/25/36	8,787
2,966	IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4, VAR, 1.086%, 09/25/35	2,728
3,646	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.010%, 07/25/34	3,504
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB 05/18/23 (e) (i)	23,653
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.025%, 11/25/34	7,428
1,970	Series 2005-WMC5, Class M4, VAR, 1.115%, 06/25/35	1,859
10,050	Series 2006-HE4, Class A3, VAR, 0.305%, 06/25/36	6,739
963	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.326%, 02/25/36	945

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	59

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	New Century Home Equity Loan Trust,
92	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	94
6,310	Series 2005-3, Class M1, VAR, 0.636%, 07/25/35	6,264
3,430	Series 2005-4, Class M2, VAR, 0.665%, 09/25/35	2,942
7,517	Series 2005-C, Class A2C, VAR, 0.406%, 12/25/35	7,010
22,605	Series 2005-C, Class A2D, VAR, 0.496%, 12/25/35	18,969
16,651	Series 2006-2, Class A2B, VAR, 0.422%, 08/25/36	11,996
	Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
12,600	Series 2005-FM1, Class M2, VAR, 0.646%, 05/25/35	11,524
6,242	Series 2006-HE2, Class A4, VAR, 0.425%, 03/25/36	4,542
7,025	NovaStar Mortgage Funding Trust, Series 2006-4, Class A2D, VAR, 0.406%, 09/25/36	3,690
2,954	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	2,954
	Option One Mortgage Loan Trust,
3,856	Series 2004-3, Class M2, VAR, 1.010%, 11/25/34	3,744
21,094	Series 2005-5, Class M1, VAR, 0.546%, 12/25/35	17,970
17,681	Series 2006-3, Class 2A3, VAR, 0.295%, 02/25/37	9,771
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
5,886	Series 2004-WHQ2, Class M2, VAR, 1.100%, 02/25/35	5,830
1,498	Series 2005-WHQ3, Class M1, VAR, 0.575%, 06/25/35	1,493
15,041	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.605%, 06/25/35	14,344
8,182	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.766%, 07/25/35	7,202
	RASC Trust,
1,356	Series 2005-KS6, Class M2, VAR, 0.605%, 07/25/35	1,336
4,886	Series 2006-KS1, Class A4, VAR, 0.456%, 02/25/36	4,718
	Renaissance Home Equity Loan Trust,
2,859	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	2,896

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

534	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	523
	Saxon Asset Securities Trust,
2,451	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,379
3,000	Series 2006-2, Class A3C, VAR, 0.305%, 09/25/36	2,647
7,094	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	6,987
	Structured Asset Investment Loan Trust,
9,487	Series 2003-BC5, Class M1, VAR, 1.280%, 06/25/33	8,945
6,825	Series 2005-HE3, Class M1, VAR, 0.636%, 09/25/35	5,724
5,202	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class A4, VAR, 0.515%, 11/25/35	5,181
3,080	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 10/25/34	3,116
2,067	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	2,085

	Total Asset-Backed Securities (Cost $347,017)	361,197

Collateralized Mortgage Obligations — 5.0%
	Agency CMO — 2.6%
	Federal Home Loan Mortgage Corp. REMIC,
2,879	Series 2906, Class SW, IF, IO, 6.545%, 11/15/34	179
29,162	Series 3045, Class DI, IF, IO, 6.576%, 10/15/35	5,417
9,705	Series 3155, Class PS, IF, IO, 6.995%, 05/15/36	1,536
627	Series 3171, Class OJ, PO, 06/15/36	462
3,591	Series 3218, Class AS, IF, IO, 6.425%, 09/15/36	516
6,357	Series 3236, Class IS, IF, IO, 6.496%, 11/15/36	1,054
4,320	Series 3244, Class SB, IF, IO, 6.505%, 11/15/36	689
3,220	Series 3370, Class SH, IF, IO, 6.296%, 10/15/37	469
9,153	Series 3387, Class SB, IF, IO, 6.266%, 11/15/37	1,489
4,588	Series 3628, Class A, 5.000%, 06/15/38	4,675
6,566	Series 3654, Class AU, 7.000%, 10/15/27	6,812
9,017	Series 3692, Class PS, IF, IO, 6.446%, 05/15/38	1,106

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
15,800	Series 3737, Class LI, IO, 4.500%, 05/15/24	1,426
14,964	Series 3819, Class SH, IF, IO, 6.316%, 06/15/40	2,482
5,096	Series 3827, Class H, 4.000%, 09/15/37	5,176
10,457	Series 3835, Class KA, 4.000%, 05/15/37	10,792
6,663	Series 3845, Class KP, 4.000%, 04/15/38	6,752
1,209	Series 3877, Class EL, 4.000%, 08/15/38	1,214
241	Series 3877, Class EM, 4.000%, 08/15/38	241
7,253	Series 3884, Class AD, 4.000%, 08/15/38	7,351
12,134	Series 3919, Class LS, IF, IO, 6.296%, 09/15/41	2,695
10	Series 3939, Class JA, 4.000%, 12/15/37	10
8,825	Series 3960, Class SJ, IF, IO, 6.496%, 08/15/40	1,628
25,160	Series 3960, Class SL, IF, IO, 6.346%, 11/15/41	5,221
14,334	Series 3984, Class NS, IF, IO, 6.446%, 01/15/40	2,641
20,845	Series 3989, Class SJ, IF, IO, 5.795%, 01/15/42	4,087
30,448	Series 3997, Class HS, IF, IO, 6.396%, 03/15/38	5,050
57,961	Series 4002, Class MI, IO, 4.000%, 01/15/39	9,842
11,768	Series 4013, Class SB, IF, IO, 6.296%, 03/15/42	3,030
40,407	Series 4019, Class SC, IF, IO, 6.296%, 03/15/42	8,591
36,512	Series 4027, Class SL, IF, IO, 5.766%, 04/15/42	6,692
27,886	Series 4027, Class SW, IF, IO, 5.766%, 04/15/42	5,207
14,973	Series 4033, Class SC, IF, IO, 6.396%, 10/15/36	2,967
45,138	Series 4050, Class EI, IO, 4.000%, 02/15/39	8,208
33,625	Series 4057, Class BS, IF, IO, 5.896%, 09/15/39	5,617
263,403	Series 4057, Class SA, IF, IO, 5.896%, 04/15/39	49,421
70,462	Series 4059, Class SP, IF, IO, 6.396%, 06/15/42	15,028
29,935	Series 4068, Class TS, IF, IO, 5.846%, 06/15/42	6,360
36,563	Series 4073, Class AS, IF, IO, 5.896%, 08/15/38	6,268

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
9,354	Series 4077, Class SM, IF, IO, 6.545%, 08/15/40	1,966
13,155	Series 4080, Class SA, IF, IO, 5.846%, 07/15/42	2,614
73,588	Series 4084, Class GS, IF, IO, 5.896%, 04/15/39	13,205
23,447	Series 4086, Class TS, IF, IO, 5.946%, 04/15/37	4,085
22,822	Series 4097, Class SL, IF, IO, 5.996%, 06/15/41	3,886
30,482	Series 4097, Class TS, IF, IO, 5.946%, 05/15/39	5,971
1,396	Series 4100, Class KJ, 3.500%, 08/15/42	1,361
17,741	Series 4104, Class SC, IF, IO, 5.896%, 09/15/42	4,340
17,227	Series 4116, Class MS, IF, IO, 6.046%, 11/15/39	3,475
58,147	Series 4119, Class SC, IF, IO, 5.996%, 10/15/42	13,218
72,711	Series 4122, Class SJ, IF, IO, 5.996%, 12/15/40	15,488
13,936	Series 4123, Class SA, IF, IO, 6.046%, 09/15/39	2,771
35,168	Series 4123, Class SB, IF, IO, 5.996%, 10/15/42	8,139
12,006	Series 4132, Class SE, IF, IO, 6.046%, 12/15/40	2,748
61,391	Series 4152, Class SG, IF, IO, 6.346%, 02/15/42	13,147
1,780	Series 4165, Class ZA, 3.500%, 02/15/43	1,485
52,744	Series 4199, Class SD, IF, IO, 6.046%, 06/15/39	10,285
14,848	Series 4238, Class SH, IF, 6.924%, 08/15/43	13,273
7,616	Series 4259, Class KN, 4.000%, 10/15/43	7,652
	Federal National Mortgage Association REMIC,
323	Series 2004-17, Class DS, IF, IO, 6.995%, 11/25/32	11
801	Series 2004-52, Class SX, IF, IO, 6.895%, 09/25/32	40
2,351	Series 2004-61, Class NS, IF, IO, 7.544%, 08/25/34	492
6,333	Series 2004-72, Class S, IF, IO, 6.344%, 09/25/34	1,330
4,752	Series 2004-92, Class SQ, IF, IO, 6.494%, 05/25/34	748
2,939	Series 2005-13, Class AS, IF, IO, 5.945%, 03/25/35	503

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	61

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,360	Series 2005-57, Class DI, IF, IO, 6.545%, 03/25/35	676
19,668	Series 2005-74, Class SE, IF, IO, 5.945%, 09/25/35	3,555
13,607	Series 2005-82, Class SY, IF, IO, 6.575%, 09/25/35	2,960
5,895	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	894
4,288	Series 2006-20, Class IG, IF, IO, 6.495%, 04/25/36	723
10,063	Series 2006-56, Class SA, IF, IO, 5.335%, 11/25/35	1,216
24,596	Series 2006-58, Class SI, IF, IO, 6.384%, 07/25/36	3,624
10,620	Series 2006-70, Class JI, IF, IO, 6.444%, 06/25/36	1,880
1,672	Series 2006-72, Class XI, IF, IO, 6.344%, 08/25/36	286
3,033	Series 2006-106, Class CS, IF, IO, 6.434%, 11/25/36	477
3,522	Series 2006-108, Class S, IF, IO, 7.045%, 11/25/36	840
4,625	Series 2006-109, Class SG, IF, IO, 6.474%, 11/25/36	746
7,373	Series 2006-125, Class SA, IF, IO, 6.564%, 01/25/37	1,216
22,175	Series 2007-33, Class SD, IF, IO, 5.955%, 04/25/37	4,553
4,880	Series 2007-37, Class SA, IF, IO, 5.965%, 05/25/37	731
10,498	Series 2007-44, Class HE, IF, IO, 6.264%, 05/25/37	1,593
13,128	Series 2007-55, Class S, IF, IO, 6.604%, 06/25/37	2,509
3,211	Series 2007-88, Class MI, IF, IO, 6.365%, 09/25/37	602
1,523	Series 2007-88, Class XI, IF, IO, 6.384%, 06/25/37	233
9,796	Series 2007-91, Class AS, IF, IO, 6.244%, 10/25/37	1,366
6,780	Series 2007-109, Class GI, IF, IO, 5.915%, 12/25/37	1,260
21,135	Series 2008-2, Class SA, IF, IO, 6.114%, 02/25/38	4,172
6,186	Series 2008-17, Class KS, IF, IO, 6.194%, 11/25/37	792
3,483	Series 2008-34, Class GS, IF, IO, 6.294%, 05/25/38	404

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
3,072	Series 2008-41, Class S, IF, IO, 6.644%, 11/25/36	404
283	Series 2009-65, Class MB, 4.000%, 10/25/37	286
33,844	Series 2009-87, Class SG, IF, IO, 6.095%, 11/25/39	4,607
29,591	Series 2009-110, Class SD, IF, IO, 6.095%, 01/25/40	6,006
228	Series 2010-34, Class JD, 3.000%, 09/25/37	231
5,604	Series 2010-54, Class PA, 4.500%, 04/25/39	5,774
6,322	Series 2010-79, Class NA, 4.500%, 05/25/36	6,380
8,956	Series 2010-102, Class S, IF, IO, 6.394%, 09/25/40	1,733
37,761	Series 2010-107, Class PS, IF, IO, 6.474%, 06/25/40	5,935
17,595	Series 2010-107, Class SP, IF, IO, 6.495%, 06/25/40	2,776
28,547	Series 2010-131, Class SA, IF, IO, 6.445%, 11/25/40	4,939
4,891	Series 2010-156, Class BA, 4.000%, 10/25/31	4,965
2,571	Series 2011-8, Class AK, 4.000%, 09/25/35	2,569
17,013	Series 2011-18, Class UA, 4.000%, 08/25/38	17,641
624	Series 2011-40, Class LJ, 4.500%, 01/25/34	630
1,596	Series 2011-70, Class CL, 3.000%, 08/25/26	1,610
11,053	Series 2011-93, Class ES, IF, IO, 6.344%, 09/25/41	1,762
20,412	Series 2011-101, Class SC, IF, IO, 6.344%, 10/25/40	3,719
21,400	Series 2011-118, Class CS, IF, IO, 6.344%, 10/25/39	4,057
11,801	Series 2011-124, Class DS, IF, IO, 6.394%, 08/25/40	2,339
355	Series 2012-11, Class PN, 4.000%, 11/25/40	358
7,908	Series 2012-14, Class LS, IF, IO, 6.344%, 03/25/42	1,820
3,721	Series 2012-20, Class JS, IF, IO, 5.844%, 10/25/38	787
33,465	Series 2012-30, Class MS, IF, IO, 6.294%, 04/25/42	7,135

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
28,584	Series 2012-36, Class SB, IF, IO, 6.294%, 04/25/42	6,088
28,975	Series 2012-36, Class SN, IF, IO, 6.294%, 04/25/42	6,145
13,654	Series 2012-42, Class PS, IF, IO, 6.424%, 08/25/41	2,405
50,810	Series 2012-47, Class SD, IF, IO, 6.294%, 05/25/42	10,847
55,948	Series 2012-63, Class DS, IF, IO, 6.395%, 03/25/39	10,974
77,403	Series 2012-73, Class LS, IF, IO, 5.894%, 06/25/39	14,307
46,066	Series 2012-74, Class AS, IF, IO, 5.894%, 03/25/39	8,334
15,019	Series 2012-76, Class DS, IF, IO, 6.395%, 05/25/39	2,976
26,158	Series 2012-83, Class LS, IF, IO, 5.245%, 08/25/42	4,293
13,138	Series 2012-84, Class QS, IF, IO, 6.495%, 09/25/31	2,926
30,388	Series 2012-98, Class SA, IF, IO, 5.894%, 05/25/39	5,361
12,642	Series 2012-110, Class MS, IF, IO, 5.844%, 10/25/42	2,697
35,420	Series 2012-114, Class DS, IF, IO, 5.945%, 08/25/39	7,095
35,986	Series 2012-114, Class HS, IF, IO, 5.995%, 03/25/40	7,260
60,881	Series 2012-115, Class DS, IF, IO, 5.945%, 10/25/42	14,098
43,184	Series 2012-120, Class SE, IF, IO, 6.045%, 02/25/39	8,902
31,559	Series 2012-124, Class DS, IF, IO, 5.995%, 04/25/40	6,401
30,563	Series 2012-137, Class SN, IF, IO, 5.945%, 12/25/42	6,395
6,322	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	1,265
20,186	Series 2012-147, Class SA, IF, IO, 5.944%, 01/25/43	3,933
28,901	Series 2013-2, Class S, IF, IO, 5.995%, 02/25/43	6,257
9,538	Series 2013-5, Class EZ, 2.000%, 08/25/42	7,772
23,369	Series 2013-9, Class SG, IF, IO, 6.045%, 03/25/39	4,928
25,385	Series 2013-27, Class UZ, 3.000%, 04/25/43	20,784

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
6,416	Series 2013-29, Class QZ, 4.000%, 04/25/43	6,180
10,868	Series 2013-31, Class NZ, 3.000%, 04/25/43	8,857
3,092	Series 2013-33, Class DZ, 3.500%, 08/25/42	2,766
6,502	Series 2013-33, Class YZ, 3.000%, 04/25/43	5,224
	Federal National Mortgage Association STRIPS,
2,228	Series 366, Class 18, IO, 4.000%, 11/01/20	177
1,963	Series 377, Class 2, IO, 5.000%, 10/01/36	367
2,625	Series 379, Class 2, IO, 5.500%, 05/01/37	447
8,909	Series 390, Class C7, IO, 4.000%, 07/25/23	584
14,024	Series 390, Class C8, IO, 4.500%, 07/25/23	1,042
	Government National Mortgage Association,
1,130	Series 2005-7, Class NL, IF, IO, 6.595%, 03/17/33	157
5,890	Series 2009-41, Class GS, IF, IO, 5.896%, 06/16/39	856
5,689	Series 2012-93, Class MS, IF, IO, 6.496%, 07/20/42	1,363
23,076	Series 2013-165, Class ST, IF, IO, 5.996%, 11/20/43	3,214
29,069	Series 2013-190, Class KS, IF, IO, 5.396%, 12/20/43	3,525
15,012	Series 2014-2, Class NS, IF, IO, 5.996%, 01/20/44	2,102

		675,709

	Non-Agency CMO — 2.4%
3,357	Adjustable Rate Mortgage Trust, Series 2005-10, Class 1A21, VAR, 2.708%, 01/25/36	2,936
	Alternative Loan Trust,
3,988	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	4,147
1,218	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	1,245
2,975	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,058
5,153	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	5,041
7,511	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,056
2,236	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	2,216

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	63

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
9,440	Series 2005-70CB, Class A5, 5.500%, 12/25/35	8,358
3,518	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	3,362
1,753	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,744
4,117	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	4,210
2,994	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,493
2,936	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,636
5,390	Series 2006-24CB, Class A23, 6.000%, 06/25/36	4,752
8,095	Series 2006-25CB, Class A9, 6.000%, 10/25/36	7,047
1,197	Series 2006-28CB, Class A17, 6.000%, 10/25/36	942
4,263	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,490
12,177	Series 2006-36T2, Class 2A1, 6.250%, 12/25/36	9,520
1,085	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	934
438	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	379
1,477	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,191
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,086
3,048	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.345%, 09/25/46	2,203
	Banc of America Alternative Loan Trust,
7,787	Series 2004-1, Class 1A1, 6.000%, 02/25/34	8,253
4,148	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	4,142
3,485	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	3,448
4,382	Series 2006-4, Class 2A1, 6.000%, 05/25/21	4,461
	Banc of America Funding Trust,
5,152	Series 2005-1, Class 1A1, 5.500%, 02/25/35	5,574
2,440	Series 2006-1, Class 2A1, 5.500%, 01/25/36	2,480

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
4,398	Series 2006-D, Class 5A2, VAR, 4.903%, 05/20/36	4,061
	Banc of America Mortgage Trust,
350	Series 2005-10, Class 1A13, 5.500%, 11/25/35	353
2,610	Series 2005-11, Class 2A1, 5.250%, 12/25/20	2,646
12,363	Series 2007-3, Class 1A1, 6.000%, 09/25/37	11,583
9,218	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.750%, 10/25/34	9,472
	Chase Mortgage Finance Trust,
3,810	Series 2005-S1, Class 1A15, 6.000%, 05/25/35	4,020
12,856	Series 2006-S2, Class 1A9, 6.250%, 10/25/36	11,796
3,721	Series 2006-S2, Class 2A1, 6.000%, 10/25/36	3,375
	CHL Mortgage Pass-Through Trust,
5,416	Series 2005-20, Class A7, 5.250%, 12/25/27	5,223
1,611	Series 2005-21, Class A2, 5.500%, 10/25/35	1,608
2,990	Series 2006-15, Class A1, 6.250%, 10/25/36	2,718
1,705	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,552
8,475	Series 2007-16, Class A1, 6.500%, 10/25/37	7,848
11,486	Series 2007-17, Class 1A1, 6.000%, 10/25/37	11,047
	Citicorp Mortgage Securities Trust,
6,536	Series 2006-5, Class 1A3, 6.000%, 10/25/36	6,691
1,333	Series 2006-7, Class 2A1, 5.500%, 12/25/21	1,359
117	Series 2007-2, Class 1A5, 5.750%, 02/25/37	118
8,216	Series 2007-5, Class 1A9, 6.000%, 06/25/37	8,522
3,243	Citigroup Mortgage Loan Trust, Series 2006-4, Class 1A1, 5.500%, 12/25/20	3,169
	CitiMortgage Alternative Loan Trust,
7,936	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	7,237
5,520	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	5,146

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
718	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	730
9,494	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	8,037
	Credit Suisse First Boston Mortgage Securities Corp.,
3,448	Series 2003-AR24, Class 2A4, VAR, 2.570%, 10/25/33	3,345
3,617	Series 2004-5, Class 4A1, 6.000%, 09/25/34	3,893
1,066	Series 2005-5, Class 1A1, 5.000%, 07/25/20	1,068
457	Series 2005-7, Class 3A1, 5.000%, 08/25/20	457
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
4,873	Series 2005-1, Class 1A1, VAR, 0.655%, 02/25/35	4,445
2,623	Series 2005-1, Class 2A1, VAR, 5.698%, 02/25/20	2,720
	Federal National Mortgage Association Connecticut Avenue Securities,
1,700	Series 2013-C01, Class M2, VAR, 5.406%, 10/25/23	1,833
4,500	Series 2014-C01, Class M2, VAR, 4.556%, 01/25/24	4,585
4,021	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	3,371
5,035	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	4,358
4,928	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	4,823
4,448	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.466%, 10/25/45	3,522
	GSR Mortgage Loan Trust,
5,596	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	5,310
4,027	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	3,979
635	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	610
1,180	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	1,174
5,501	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.317%, 12/19/34	4,549

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.785%, 01/25/35	4,789
4,567	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.935%, 10/25/34	4,334
3,497	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	3,724
	Lehman Mortgage Trust,
3,628	Series 2005-1, Class 7A1, 5.500%, 11/25/20	3,657
2,203	Series 2006-4, Class 3A1, 5.000%, 08/25/21	2,144
6,663	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.305%, 12/25/36	5,832
	MASTR Alternative Loan Trust,
3,298	Series 2004-7, Class 10A1, 6.000%, 06/25/34	3,434
5,812	Series 2004-13, Class 9A1, 5.500%, 01/25/35	6,067
5,433	Series 2005-5, Class 3A1, 5.750%, 08/25/35	4,862
2,692	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	2,818
	Prime Mortgage Trust,
4,126	Series 2005-2, Class 2A1, VAR, 6.913%, 10/25/32	4,421
162	Series 2005-4, Class 2A8, 5.500%, 10/25/35	162
581	Series 2006-1, Class 2A5, 6.000%, 06/25/36	582
	RALI Trust,
5,727	Series 2003-QS16, Class A1, 5.000%, 08/25/18	5,856
3,337	Series 2003-QS20, Class CB, 5.000%, 11/25/18	3,428
1,642	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	1,671
1,034	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,004
929	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	943
624	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	642
	RFMSI Trust,
1,902	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,911

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	65

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
8,253	Series 2005-SA2, Class 2A2, VAR, 3.044%, 06/25/35	7,697
6,659	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	5,870
9,680	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	9,216
7,739	Series 2006-S9, Class A1, 6.250%, 09/25/36	7,204
3,693	Series 2006-SA4, Class 2A1, VAR, 3.560%, 11/25/36	3,187
2,566	Series 2007-S2, Class A4, 6.000%, 02/25/37	2,331
12,456	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	10,961
	Springleaf Mortgage Loan Trust,
18,300	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	18,558
9,750	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	9,740
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,719
3,401	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	3,436
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	3,975
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,556
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	2,920
4,190	Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, VAR, 4.406%, 11/25/23	4,211
	Structured Asset Securities Corp. Trust,
667	Series 2005-6, Class 5A1, 5.000%, 05/25/35	680
2,473	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,557
9,441	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.848%, 11/25/33	10,009
	Thornburg Mortgage Securities Trust,
5,266	Series 2002-4, Class 3A, VAR, 2.294%, 12/25/42	5,166
13,339	Series 2007-4, Class 3A1, VAR, 6.097%, 09/25/37	13,983
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
368	Series 2005-8, Class 1A8, 5.500%, 10/25/35	331
1,571	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,433

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
	Wells Fargo Alternative Loan Trust,
5,867	Series 2005-1, Class 1A2, 5.500%, 02/25/35	6,264
20,348	Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	18,491
	Wells Fargo Mortgage-Backed Securities Trust,
348	Series 2005-16, Class A16, 5.750%, 01/25/36	348
2,609	Series 2005-16, Class A8, 5.750%, 01/25/36	2,754
3,188	Series 2006-1, Class A3, 5.000%, 03/25/21	3,264
2,664	Series 2006-9, Class 1A30, 6.000%, 08/25/36	2,685
15	Series 2006-11, Class A13, 6.000%, 09/25/36	14
6,428	Series 2006-11, Class A4, 5.000%, 09/25/36	6,023
7,787	Series 2006-11, Class A8, 6.000%, 09/25/36	7,537
4,396	Series 2006-11, Class A9, 6.500%, 09/25/36	4,323
13,014	Series 2006-15, Class A1, 6.000%, 11/25/36	12,526
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	7,242
1,531	Series 2006-17, Class A1, 5.500%, 11/25/21	1,554
905	Series 2007-3, Class 3A1, 5.500%, 04/25/22	931
1,900	Series 2007-5, Class 2A3, 5.500%, 05/25/22	1,937
11,747	Series 2007-7, Class A1, 6.000%, 06/25/37	11,331
8,157	Series 2007-7, Class A39, 6.000%, 06/25/37	7,869
13,917	Series 2007-7, Class A49, 6.000%, 06/25/37	13,424
12,696	Series 2007-8, Class 2A8, 6.000%, 07/25/37	12,369
5,937	Series 2007-10, Class 1A5, 6.000%, 07/25/37	5,738
2,750	Series 2007-11, Class A85, 6.000%, 08/25/37	2,673
553	Series 2007-11, Class A96, 6.000%, 08/25/37	538

		609,613

	Total Collateralized Mortgage Obligations (Cost $1,267,600)	1,285,322

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — 0.0% (g)
8,385	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class KERA, VAR, 0.555%, 09/15/21 (e) (Cost $7,528)	8,275

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
713	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
1,758	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	3,867

	Total Convertible Bonds (Cost $2,470)	3,867

Corporate Bonds — 24.5%
	Consumer Discretionary — 5.4%
	Auto Components — 0.3%
8,945	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	9,661
	American Axle & Manufacturing, Inc.,
1,750	6.250%, 03/15/21	1,872
1,585	7.750%, 11/15/19	1,827
	Dana Holding Corp.,
1,285	5.375%, 09/15/21	1,324
3,665	6.000%, 09/15/23	3,793
4,135	6.500%, 02/15/19	4,404
945	6.750%, 02/15/21	1,032
	Goodyear Tire & Rubber Co. (The),
2,655	6.500%, 03/01/21	2,901
13,243	7.000%, 05/15/22	14,766
10,551	8.250%, 08/15/20	11,791
1,030	8.750%, 08/15/20	1,215
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,185
2,629	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	2,866
	Schaeffler Finance B.V., (Netherlands),
7,475	4.750%, 05/15/21 (e)	7,568
1,200	8.500%, 02/15/19 (e)	1,341
5,029	Stackpole International Intermediate/Stackpole International Powder/Stackpl, (Luxembourg), 7.750%, 10/15/21 (e)	5,356
7,202	UCI International, Inc., 8.625%, 02/15/19	6,932
5,661	Visteon Corp., 6.750%, 04/15/19	5,965

		88,799

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Automobiles — 0.4%
	Chrysler Group LLC/CG Co.-Issuer, Inc.,
14,033	8.000%, 06/15/19 (e)	15,436
4,480	8.000%, 06/15/19	4,928
20,619	8.250%, 06/15/21 (e)	23,351
27,326	8.250%, 06/15/21	30,947
	Ford Motor Co.,
1,000	7.400%, 11/01/46	1,277
325	7.500%, 08/01/26	404
14,615	General Motors Co., 4.875%, 10/02/23 (e)	15,309
	Jaguar Land Rover Automotive plc, (United Kingdom),
5,028	4.125%, 12/15/18 (e)	5,129
1,350	5.625%, 02/01/23 (e)	1,411
	Motors Liquidation Co.,
175	0.000%, 06/01/49 (i)	—	(h)
1,533	5.250%, 03/06/32 (i)	—	(h)
1,545	6.250%, 07/15/33 (i)	—	(h)
170	7.250%, 04/15/41 (i)	—	(h)
505	7.250%, 07/15/41 (i)	—	(h)
687	7.250%, 02/15/52 (i)	—	(h)
581	7.375%, 05/15/48 (i)	—	(h)
51	7.375%, 10/01/51 (i)	—	(h)

		98,192

	Distributors — 0.1%
3,410	American Tire Distributors, Inc., 9.750%, 06/01/17	3,606
2,348	LKQ Corp., 4.750%, 05/15/23 (e)	2,236
	VWR Funding, Inc.,
6,935	7.250%, 09/15/17	7,438
1,000	10.750%, 06/30/17 (e)	1,025
EUR 1,838	10.750%, 06/30/17 (e)	2,563

		16,868

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,270	7.000%, 06/15/17	1,427
3,640	7.000%, 05/15/19	3,867
8,095	7.500%, 04/01/27	8,601
1,585	7.625%, 10/01/18	1,843
4,595	ServiceMaster Co., 7.000%, 08/15/20	4,767
3,085	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,249

		23,754

	Hotels, Restaurants & Leisure — 1.5%
3,260	Burger King Corp., 9.875%, 10/15/18	3,561

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	67

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
	Caesars Entertainment Operating Co., Inc.,
10,560	8.500%, 02/15/20	10,137
31,455	9.000%, 02/15/20	30,590
4,120	10.000%, 12/15/18	1,978
24,330	11.250%, 06/01/17	24,847
20,645	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	21,961
2,471	CCM Merger, Inc., 9.125%, 05/01/19 (e)	2,625
5,165	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	5,307
18,353	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	12,801
3,650	DineEquity, Inc., 9.500%, 10/30/18	3,997
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	8,208
4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20 (e)	4,430
3,435	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	3,967
8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	9,190
6,360	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	6,567
9,490	Marina District Finance Co., Inc., 9.875%, 08/15/18	10,214
3,550	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	3,541
	MGM Resorts International,
14,755	5.250%, 03/31/20	15,198
16,995	6.750%, 10/01/20	18,779
2,205	7.500%, 06/01/16	2,459
14,875	7.625%, 01/15/17	16,920
35,675	7.750%, 03/15/22	40,937
9,405	8.625%, 02/01/19	11,239
10,250	10.000%, 11/01/16	12,300
1,090	11.375%, 03/01/18	1,414
3,729	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	3,850
5,600	PF Chang’s China Bistro, Inc., 10.250%, 06/30/20 (e)	6,034
	Pinnacle Entertainment, Inc.,
1,643	7.500%, 04/15/21	1,787
2,390	8.750%, 05/15/20	2,629
5,450	PNK Finance Corp., 6.375%, 08/01/21 (e)	5,695

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — Continued
1,554	Real Mex Restaurants, Inc., 11.000%, 03/15/14 (i)	1,554
4,446	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	4,857
14,055	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	15,654
11,510	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	11,568
12,225	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	13,142
7,100	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	7,774
9,750	Station Casinos LLC, 7.500%, 03/01/21	10,457
13,150	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	14,662
6,835	Vail Resorts, Inc., 6.500%, 05/01/19	7,211
3,575	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	4,067

		394,108

	Household Durables — 0.5%
2,160	Allegion US Holding Co., Inc., 5.750%, 10/01/21 (e)	2,254
2,193	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	2,182
9,625	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	10,226
4,568	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	4,694
	Jarden Corp.,
8,100	7.500%, 05/01/17	9,315
5,920	7.500%, 01/15/20	6,364
	K. Hovnanian Enterprises, Inc.,
500	6.250%, 01/15/16	528
645	7.000%, 01/15/19 (e)	664
7,472	7.250%, 10/15/20 (e)	8,182
8,243	9.125%, 11/15/20 (e)	9,273
4,500	11.875%, 10/15/15	5,164
	KB Home,
278	8.000%, 03/15/20	314
712	9.100%, 09/15/17	847
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,923
1,400	4.750%, 12/15/17	1,488
2,500	6.950%, 06/01/18	2,825
6,355	Series B, 12.250%, 06/01/17	8,261

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Household Durables — Continued
4,113	Libbey Glass, Inc., 6.875%, 05/15/20	4,452
4,724	M/I Homes, Inc., 8.625%, 11/15/18	5,108
2,160	Meritage Homes Corp., 7.000%, 04/01/22	2,365
1,925	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	2,036
	Standard Pacific Corp.,
8,705	8.375%, 05/15/18	10,359
2,780	8.375%, 01/15/21	3,315
2,395	10.750%, 09/15/16	2,910
2,587	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	2,852
2,660	Tempur Sealy International, Inc., 6.875%, 12/15/20	2,913
7,065	WCI Communities, Inc., 6.875%, 08/15/21 (e)	7,259

		119,073

	Internet & Catalog Retail — 0.1%
	Sitel LLC/Sitel Finance Corp.,
5,073	11.000%, 08/01/17 (e)	5,447
10,328	11.500%, 04/01/18	9,863

		15,310

	Leisure Equipment & Products — 0.1%
9,955	Easton-Bell Sports, Inc., 9.750%, 12/01/16	10,494
6,005	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	6,425

		16,919

	Media — 1.5%
8,325	AMC Entertainment, Inc., 9.750%, 12/01/20	9,605
19,110	Cablevision Systems Corp., 8.000%, 04/15/20	22,502
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
1,955	5.250%, 02/15/22 (e)	2,004
1,955	5.625%, 02/15/24 (e)	2,018
5,915	Cenveo Corp., 8.875%, 02/01/18	5,945
	Cinemark USA, Inc.,
2,500	4.875%, 06/01/23	2,425
1,785	7.375%, 06/15/21	1,990
	Clear Channel Communications, Inc.,
6,939	9.000%, 12/15/19	7,286
10,845	9.000%, 03/01/21	11,360
2,960	11.250%, 03/01/21	3,308
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22	5,816

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — Continued
19,365	Series B, 6.500%, 11/15/22	20,624
1,185	Series A, 7.625%, 03/15/20	1,274
38,960	Series B, 7.625%, 03/15/20	42,174
1,111	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	1,111
8,825	CSC Holdings LLC, 8.625%, 02/15/19	10,590
	DISH DBS Corp.,
1,261	5.000%, 03/15/23	1,252
235	5.125%, 05/01/20	243
19,515	5.875%, 07/15/22	20,539
24,468	6.750%, 06/01/21	27,404
31,393	7.875%, 09/01/19	36,887
5,540	Gray Television, Inc., 7.500%, 10/01/20	6,039
5,030	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	5,684
4,740	Hughes Satellite Systems Corp., 6.500%, 06/15/19	5,202
5,730	Interactive Data Corp., 10.250%, 08/01/18	6,199
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,465
650	LIN Television Corp., 8.375%, 04/15/18	682
1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,772
6,850	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	7,586
	Mediacom LLC/Mediacom Capital Corp.,
7,845	7.250%, 02/15/22	8,512
6,129	9.125%, 08/15/19	6,589
5,780	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	6,228
1,425	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	1,443
	Quebecor Media, Inc., (Canada),
5,700	5.750%, 01/15/23	5,771
3,366	7.750%, 03/15/16	3,387
5,850	Radio One, Inc., 9.250%, 02/15/20 (e)	6,143
2,765	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	2,903
1,430	Regal Entertainment Group, 5.750%, 03/15/22	1,462
	Sinclair Television Group, Inc.,
8,100	5.375%, 04/01/21	8,140
2,195	6.125%, 10/01/22	2,272
4,445	8.375%, 10/15/18	4,784
	Sirius XM Holdings, Inc.,
6,840	4.250%, 05/15/20 (e)	6,686

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	69

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
1,590	4.625%, 05/15/23 (e)	1,495
2,000	5.250%, 08/15/22 (e)	2,070
10,712	5.750%, 08/01/21 (e)	11,140
1,765	5.875%, 10/01/20 (e)	1,858
EUR 2,631	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.125%, 01/21/23 (e)	3,822
	Univision Communications, Inc.,
5,000	6.875%, 05/15/19 (e)	5,375
3,000	7.875%, 11/01/20 (e)	3,323
4,900	8.500%, 05/15/21 (e)	5,445
1,885	Videotron Ltd., (Canada), 5.000%, 07/15/22	1,909
9,184	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	9,404
	WMG Acquisition Corp.,
1,845	6.000%, 01/15/21 (e)	1,928
7,891	11.500%, 10/01/18	8,976

		395,051

	Multiline Retail — 0.0% (g)
	J.C. Penney Corp., Inc.,
3,605	5.750%, 02/15/18	2,920
3,860	6.375%, 10/15/36	2,789
885	7.950%, 04/01/17	770
	Neiman Marcus Group Ltd. LLC,
2,865	8.000%, 10/15/21 (e)	3,073
2,820	PIK, 8.750%, 10/15/21 (e)	3,031

		12,583

	Specialty Retail — 0.7%
4,290	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	4,698
7,300	Chinos Intermediate Holdings A, Inc., PIK, 8.500%, 05/01/19 (e)	7,628
	Claire’s Stores, Inc.,
2,833	6.125%, 03/15/20 (e)	2,691
23,933	8.875%, 03/15/19	23,305
22,023	9.000%, 03/15/19 (e)	23,179
5,496	Gymboree Corp. (The), 9.125%, 12/01/18	4,878
5,825	Hillman Group, Inc. (The), 10.875%, 06/01/18	6,262
13,550	J. Crew Group, Inc., 8.125%, 03/01/19	14,194
3,700	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	3,876
8,515	L Brands, Inc., 6.625%, 04/01/21	9,547
2,845	Michaels FinCo. Holdings LLC/Michaels FinCo., Inc., PIK, 7.500%, 08/01/18 (e)	2,945

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — Continued
9,405	Michael’s Stores, Inc., 7.750%, 11/01/18	10,087
1,522	Neebo, Inc., 15.000%, 06/30/16 (e)	1,583
	New Look Bondco I plc, (United Kingdom),
GBP 4,358	8.750%, 05/14/18 (e)	7,900
EUR 4,667	VAR, 6.527%, 05/14/18 (e)	6,539
11,072	Party City Holdings, Inc., 8.875%, 08/01/20	12,345
5,636	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 8.750%, 08/15/19 (e)	5,819
4,510	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	4,848
12,492	Radio Systems Corp., 8.375%, 11/01/19 (e)	13,897
	Sally Holdings LLC/Sally Capital, Inc.,
3,645	5.500%, 11/01/23	3,700
1,655	5.750%, 06/01/22	1,750
3,630	6.875%, 11/15/19	3,984
16,236	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	17,819

		193,474

	Textiles, Apparel & Luxury Goods — 0.1%
4,885	Hanesbrands, Inc., 6.375%, 12/15/20	5,361
8,040	Polymer Group, Inc., 7.750%, 02/01/19	8,593
1,730	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	1,886
880	William Carter Co. (The), 5.250%, 08/15/21 (e)	902

		16,742

	Total Consumer Discretionary	1,390,873

	Consumer Staples — 1.5%
	Beverages — 0.1%
	Constellation Brands, Inc.,
3,426	3.750%, 05/01/21	3,332
2,192	4.250%, 05/01/23	2,148
2,000	7.250%, 05/15/17	2,315
5,220	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	5,768

		13,563

	Food & Staples Retailing — 0.3%
3,633	BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)	3,787
4,465	Ingles Markets, Inc., 5.750%, 06/15/23	4,443
9,155	Michael Foods Group, Inc., 9.750%, 07/15/18	9,853
	New Albertsons, Inc.,
2,731	7.450%, 08/01/29	2,308

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
590	7.750%, 06/15/26	494
8,083	8.000%, 05/01/31	7,052
10,610	8.700%, 05/01/30	9,231
3,700	Pantry, Inc. (The), 8.375%, 08/01/20	3,996
	Rite Aid Corp.,
5,275	9.250%, 03/15/20	6,066
7,737	10.250%, 10/15/19	8,579
11,570	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	12,669

		68,478

	Food Products — 0.6%
3,600	B&G Foods, Inc., 4.625%, 06/01/21	3,587
12,040	Big Heart Pet Brands, 7.625%, 02/15/19	12,537
20,906	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	22,918
5,024	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	5,536
4,450	Dean Foods Co., 7.000%, 06/01/16	4,906
1,615	ESAL GmbH, (Austria), 6.250%, 02/05/23 (e)	1,502
27,025	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	26,957
	JBS USA LLC/JBS USA Finance, Inc.,
2,226	7.250%, 06/01/21 (e)	2,354
7,116	7.250%, 06/01/21 (e)	7,543
9,942	8.250%, 02/01/20 (e)	10,886
1,750	Michael Foods Holding, Inc., PIK, 9.250%, 07/15/18 (e)	1,835
14,237	Pilgrim’s Pride Corp., 7.875%, 12/15/18	15,412
	Post Holdings, Inc.,
9,506	6.750%, 12/01/21 (e)	10,183
3,070	7.375%, 02/15/22 (e)	3,343
7,760	7.375%, 02/15/22	8,449
	Smithfield Foods, Inc.,
13,647	5.250%, 08/01/18 (e)	14,313
1,409	5.875%, 08/01/21 (e)	1,451
4,807	7.750%, 07/01/17	5,576
2,576	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,663

		161,951

	Household Products — 0.5%
5,908	Armored Autogroup, Inc., 9.250%, 11/01/18	5,804
11,741	Central Garden & Pet Co., 8.250%, 03/01/18	11,976
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
7,525	5.750%, 10/15/20	7,864
20,236	7.875%, 08/15/19	22,361

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Products — Continued
3,700	8.500%, 05/15/18	3,894
27,420	9.000%, 04/15/19	29,476
19,142	9.875%, 08/15/19	21,583
3,900	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co., 8.250%, 02/15/21	4,261
	Spectrum Brands, Inc.,
1,625	6.375%, 11/15/20	1,771
2,850	6.625%, 11/15/22	3,107
13,710	6.750%, 03/15/20	14,875

		126,972

	Personal Products — 0.0% (g)
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,529
3,500	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	3,552
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,462

		13,543

	Total Consumer Staples	384,507

	Energy — 1.7%
	Energy Equipment & Services — 0.2%
	Basic Energy Services, Inc.,
10,975	7.750%, 02/15/19	11,716
192	7.750%, 10/15/22	205
3,950	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	4,266
11,800	Ocean Rig UDW, Inc., Reg. S, 9.500%, 04/27/16 (e)	12,434
1,737	Oil States International, Inc., 5.125%, 01/15/23	1,952
1,530	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	1,649
8,750	Sea Trucks Group, (Nigeria), Reg. S, 9.000%, 03/26/18 (e)	8,255
2,000	Seadrill Ltd., (Bermuda), 5.625%, 09/15/17 (e)	2,085
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,561

		48,123

	Oil, Gas & Consumable Fuels — 1.5%
	Access Midstream Partners LP/ACMP Finance Corp.,
2,595	4.875%, 05/15/23	2,647
1,865	5.875%, 04/15/21	1,991
5,816	6.125%, 07/15/22	6,310

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	71

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
2,640	Antero Resources Finance Corp., 5.375%, 11/01/21 (e)	2,699
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	1,365
6,525	7.250%, 06/15/21	5,253
1,260	8.000%, 01/15/19 (e)	1,272
2,535	Berry Petroleum Co. LLC, 6.375%, 09/15/22	2,643
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
4,420	7.875%, 04/15/22	4,818
3,995	8.625%, 10/15/20	4,324
2,605	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 01/15/22	2,768
	Chesapeake Energy Corp.,
1,468	3.250%, 03/15/16	1,479
7,965	6.125%, 02/15/21	8,801
3,586	6.500%, 08/15/17	4,052
5,586	6.625%, 08/15/20	6,382
1,005	6.875%, 11/15/20	1,156
3,414	7.250%, 12/15/18	4,020
5,481	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	5,919
880	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	908
	Comstock Resources, Inc.,
1,319	7.750%, 04/01/19	1,411
2,700	9.500%, 06/15/20	3,068
	CONSOL Energy, Inc.,
7,500	6.375%, 03/01/21	7,950
2,500	8.000%, 04/01/17	2,609
5,000	8.250%, 04/01/20	5,438
9,355	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	9,823
	Denbury Resources, Inc.,
3,050	4.625%, 07/15/23	2,875
2,945	8.250%, 02/15/20	3,221
2,960	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	3,138
	El Paso LLC,
1,535	7.250%, 06/01/18	1,752
1,600	7.750%, 01/15/32	1,706
3,750	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21 (e)	3,919
9,995	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	11,569

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
	EP Energy LLC/Everest Acquisition Finance, Inc.,
5,580	6.875%, 05/01/19	6,019
2,780	7.750%, 09/01/22	3,135
8,235	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	8,482
	Halcon Resources Corp.,
7,850	8.875%, 05/15/21	7,987
12,705	9.250%, 02/15/22 (e)	13,023
3,251	9.750%, 07/15/20 (e)	3,418
2,350	James River Coal Co., 7.875%, 04/01/19	394
3,010	Kinder Morgan, Inc., 5.000%, 02/15/21 (e)	3,028
	Kodiak Oil & Gas Corp., (Canada),
680	5.500%, 01/15/21	700
675	5.500%, 02/01/22	694
6,185	8.125%, 12/01/19	6,881
1,875	Laredo Petroleum, Inc., 5.625%, 01/15/22 (e)	1,908
4,040	Legacy Reserves LP/Legacy Reserves Finance Corp., 8.000%, 12/01/20	4,282
	Linn Energy LLC/Linn Energy Finance Corp.,
3,745	7.000%, 11/01/19 (e)	3,904
10,280	7.750%, 02/01/21	11,128
3,715	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	3,845
	MEG Energy Corp., (Canada),
6,795	6.375%, 01/30/23 (e)	6,999
3,575	7.000%, 03/31/24 (e)	3,754
	Memorial Production Partners LP/Memorial Production Finance Corp.,
2,690	7.625%, 05/01/21	2,838
1,430	7.625%, 05/01/21 (e)	1,509
2,190	Memorial Resource Development LLC/Memorial Resource Finance Corp., PIK, 10.750%, 12/15/18 (e)	2,228
	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
2,665	9.250%, 06/01/21	2,818
5,120	10.750%, 10/01/20	5,619
8,960	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	9,722
	Peabody Energy Corp.,
17,650	6.250%, 11/15/21	18,224
5,000	6.500%, 09/15/20	5,300
	Plains Exploration & Production Co.,
12,685	6.500%, 11/15/20	14,017
4,925	6.875%, 02/15/23	5,491

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
4,495	QR Energy LP/QRE Finance Corp., 9.250%, 08/01/20	4,832
	Regency Energy Partners LP/Regency Energy Finance Corp.,
3,175	5.500%, 04/15/23	3,207
1,300	5.875%, 03/01/22	1,352
3,410	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 08/01/21 (e)	3,666
2,667	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	2,667
1,512	Rosetta Resources, Inc., 5.625%, 05/01/21	1,557
3,600	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	3,762
7,000	Samson Investment Co., 10.750%, 02/15/20 (e)	7,779
	SandRidge Energy, Inc.,
3,330	7.500%, 03/15/21	3,521
6,555	8.125%, 10/15/22	7,047
2,500	SemGroup Corp., 7.500%, 06/15/21	2,675
8,484	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	8,908
	Teekay Corp.,
2,380	8.500%, 01/15/20	2,665
NOK 11,000	Reg. S, VAR, 6.420%, 10/09/15	1,865
NOK 25,227	Teekay Offshore Partners LP, Reg. S, VAR, 5.650%, 01/25/16	4,235
2,075	Tesoro Corp., 4.250%, 10/01/17	2,184
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
4,010	5.875%, 10/01/20	4,191
3,940	5.875%, 10/01/20 (e)	4,117
2,025	6.125%, 10/15/21	2,116
5,091	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	5,333
4,370	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	4,709
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	5,638
10,385	Whiting Petroleum Corp., 5.750%, 03/15/21	11,216

		383,875

	Total Energy	431,998

	Financials — 2.3%
	Capital Markets — 0.3%
	E*TRADE Financial Corp.,
4,345	6.000%, 11/15/17	4,605
4,470	6.375%, 11/15/19	4,850
1,500	6.750%, 06/01/16	1,624

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — Continued
	Morgan Stanley,
9,410	3.450%, 11/02/15	9,805
37,066	4.000%, 07/24/15	38,663
5,455	Nuveen Investments, Inc., 9.500%, 10/15/20 (e)	5,823

		65,370

	Commercial Banks — 0.4%
1,360	AmSouth Bancorp, 6.750%, 11/01/25	1,484
	Barclays Bank plc, (United Kingdom),
1,270	6.050%, 12/04/17 (e)	1,437
2,825	7.625%, 11/21/22	3,121
	CIT Group, Inc.,
5,530	3.875%, 02/19/19	5,607
1,815	4.250%, 08/15/17	1,903
28,261	4.750%, 02/15/15 (e)	29,074
3,452	5.000%, 05/15/17	3,702
12,045	5.250%, 03/15/18	13,069
2,480	5.500%, 02/15/19 (e)	2,697
2,520	6.625%, 04/01/18 (e)	2,841
	Royal Bank of Scotland Group plc, (United Kingdom),
4,000	5.050%, 01/08/15	4,105
1,145	6.100%, 06/10/23	1,188
14,855	6.125%, 12/15/22	15,588
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 4,500	4.350%, 01/23/17	6,525
16,150	Reg. S, VAR, 9.500%, 03/16/22	19,010

		111,351

	Consumer Finance — 0.4%
	Ally Financial, Inc.,
11,445	3.500%, 01/27/19	11,531
7,807	4.625%, 06/26/15	8,109
4,660	4.750%, 09/10/18	4,963
5,205	5.500%, 02/15/17	5,687
23,586	6.250%, 12/01/17	26,534
11,190	7.500%, 09/15/20	13,540
14,300	VAR, 2.917%, 07/18/16	14,597
2,080	Community Choice Financial, Inc., 10.750%, 05/01/19	1,820
	General Motors Financial Co., Inc.,
3,084	2.750%, 05/15/16	3,144
1,884	3.250%, 05/15/18	1,929
2,829	4.250%, 05/15/23	2,857

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	73

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Consumer Finance — Continued
4,000	4.750%, 08/15/17	4,326
EUR 6,500	GMAC International Finance B.V., (Netherlands), Reg. S, 7.500%, 04/21/15	9,543

		108,580

	Diversified Financial Services — 0.5%
11,390	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	10,037
4,466	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	4,086
2,820	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	3,046
	Capmark Financial Group, Inc., Escrow,
90,609	0.000%, 05/10/10 (d) (i)	453
21,561	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	20,483
28,386	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	29,202
10,470	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	10,548
2,238	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	2,367
1,000	Kizuna II Re Ltd., (Bermuda), VAR, 0.000%, 04/06/18 (e)	1,000
4,295	MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)	4,478
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
3,392	6.500%, 07/01/21	3,214
2,100	6.500%, 06/01/22	1,969
275	7.875%, 10/01/20	278
1,221	9.625%, 05/01/19	1,352
3,905	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	4,100
2,000	Residential Reinsurance 2012 Ltd., (Cayman Islands), VAR, 8.000%, 06/06/18 (e)	2,203
5,326	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	5,566
2,450	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	2,548
	TransUnion Holding Co., Inc.,
2,681	8.875%, 06/15/18	2,829
1,919	10.375%, 06/15/18	2,041

		111,800

	Insurance — 0.5%
	American International Group, Inc.,
5,000	VAR, 8.175%, 05/15/58	6,439
GBP 13,250	VAR, 8.625%, 05/22/38 (e)	26,181

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — Continued
1,645	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	1,748
2,794	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	2,976
2,850	Genworth Holdings, Inc., 7.700%, 06/15/20	3,503
4,533	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	5,292
	Liberty Mutual Group, Inc.,
15,965	7.800%, 03/15/37 (e)	17,322
9,747	VAR, 10.750%, 06/15/58 (e)	14,767
2,103	National Financial Partners Corp., 9.000%, 07/15/21 (e)	2,271
3,600	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	5,342
4,921	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	5,081
	Towergate Finance plc, (United Kingdom),
GBP 3,450	8.500%, 02/15/18 (e)	6,153
GBP 8,920	10.500%, 02/15/19 (e)	15,611
8,587	USI, Inc., 7.750%, 01/15/21 (e)	8,930

		121,616

	Real Estate Investment Trusts (REITs) — 0.1%
5,232	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	5,494
	Corrections Corp. of America,
10,373	4.125%, 04/01/20	10,139
1,010	4.625%, 05/01/23	975
4,001	DuPont Fabros Technology LP, 5.875%, 09/15/21	4,221
6,000	Felcor Lodging LP, 6.750%, 06/01/19	6,450
	Geo Group, Inc. (The),
4,585	5.875%, 01/15/22	4,677
1,360	6.625%, 02/15/21	1,455
5,788	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21	5,802

		39,213

	Real Estate Management & Development — 0.1%
1,900	Kennedy-Wilson, Inc., 8.750%, 04/01/19	2,071
	Mattamy Group Corp., (Canada),
1,100	6.500%, 11/15/20 (e)	1,106
CAD 3,600	6.875%, 11/15/20 (e)	3,235
	Realogy Group LLC,
2,540	7.625%, 01/15/20 (e)	2,851
4,765	7.875%, 02/15/19 (e)	5,170

		14,433

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Thrifts & Mortgage Finance — 0.0% (g)
1,912	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	1,874

	Total Financials	574,237

	Health Care — 1.9%
	Health Care Equipment & Supplies — 0.3%
	Alere, Inc.,
4,206	6.500%, 06/15/20	4,416
1,310	7.250%, 07/01/18	1,438
	Biomet, Inc.,
13,500	6.500%, 08/01/20	14,563
3,000	6.500%, 10/01/20	3,199
4,825	ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e)	4,970
18,713	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	20,818
	DJO Finance LLC/DJO Finance Corp.,
8,615	7.750%, 04/15/18	9,067
3,165	8.750%, 03/15/18	3,466
1,250	9.875%, 04/15/18	1,367
7,450	Hologic, Inc., 6.250%, 08/01/20	7,916
9,610	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	11,111
2,000	Teleflex, Inc., 6.875%, 06/01/19	2,125

		84,456

	Health Care Providers & Services — 1.2%
	21st Century Oncology, Inc.,
4,005	8.875%, 01/15/17	4,185
4,175	9.875%, 04/15/17	4,071
	Accellent, Inc.,
6,685	8.375%, 02/01/17	6,986
3,535	10.000%, 11/01/17	3,813
1,790	Amsurg Corp., 5.625%, 11/30/20	1,884
	CHS/Community Health Systems, Inc.,
1,370	5.125%, 08/01/21 (e)	1,418
7,770	6.875%, 02/01/22 (e)	8,265
	DaVita HealthCare Partners, Inc.,
745	5.750%, 08/15/22	788
3,481	6.375%, 11/01/18	3,659
3,510	6.625%, 11/01/20	3,769
3,595	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e)	3,874
	HCA Holdings, Inc.,
5,910	6.250%, 02/15/21	6,442
14,630	7.750%, 05/15/21	16,212

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — Continued
	HCA, Inc.,
2,282	5.750%, 03/15/14	2,286
2,816	6.375%, 01/15/15	2,932
8,965	6.500%, 02/15/20	10,119
9,031	7.250%, 09/15/20	9,821
33,151	7.500%, 02/15/22	38,455
6,825	8.000%, 10/01/18	8,139
1,344	8.500%, 04/15/19	1,411
	HealthSouth Corp.,
1,600	5.750%, 11/01/24	1,636
3,045	7.750%, 09/15/22	3,357
3,340	8.125%, 02/15/20	3,641
8,198	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	8,772
	inVentiv Health, Inc.,
8,500	9.000%, 01/15/18 (e)	9,052
12,773	11.000%, 08/15/18 (e)	11,783
7,778	11.000%, 08/15/18 (e)	7,195
19,111	MultiPlan, Inc., 9.875%, 09/01/18 (e)	20,903
9,411	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	10,023
2,000	Omnicare, Inc., 7.750%, 06/01/20	2,210
	Tenet Healthcare Corp.,
9,750	4.750%, 06/01/20	10,018
11,830	6.000%, 10/01/20 (e)	12,717
1,445	6.750%, 02/01/20	1,543
18,846	8.000%, 08/01/20	20,684
14,310	8.125%, 04/01/22	16,027
13,350	United Surgical Partners International, Inc., 9.000%, 04/01/20	15,049
2,270	Universal Health Services, Inc., 7.000%, 10/01/18	2,406

		295,545

	Health Care Technology — 0.0% (g)
9,090	IMS Health, Inc., 6.000%, 11/01/20 (e)	9,726

	Pharmaceuticals — 0.4%
	Catalent Pharma Solutions, Inc.,
8,743	7.875%, 10/15/18	8,896
EUR 11,200	9.750%, 04/15/17	15,765
6,120	Endo Finance Co., 5.750%, 01/15/22 (e)	6,319
2,000	Endo Health Solutions, Inc., 7.000%, 07/15/19	2,165
2,208	Mylan, Inc., 7.875%, 07/15/20 (e)	2,481
1,190	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	1,288

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	75

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Pharmaceuticals — Continued
	Valeant Pharmaceuticals International, Inc.,
3,000	6.750%, 10/01/17 (e)	3,180
2,981	6.750%, 08/15/18 (e)	3,287
5,485	6.750%, 08/15/21 (e)	5,979
14,375	6.875%, 12/01/18 (e)	15,291
5,735	7.000%, 10/01/20 (e)	6,258
10,795	7.250%, 07/15/22 (e)	12,009
17,949	7.500%, 07/15/21 (e)	20,462

		103,380

	Total Health Care	493,107

	Industrials — 3.2%
	Aerospace & Defense — 0.2%
2,365	Accudyne Industries Borrower/Accudyne Industries LLC, (Luxembourg), 7.750%, 12/15/20 (e)	2,531
5,587	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	5,727
13,346	B/E Aerospace, Inc., 6.875%, 10/01/20	14,647
	Bombardier, Inc., (Canada),
10,397	6.125%, 01/15/23 (e)	10,527
2,000	7.500%, 03/15/18 (e)	2,250
4,767	7.750%, 03/15/20 (e)	5,327
9,360	GenCorp, Inc., 7.125%, 03/15/21	10,132
3,695	Triumph Group, Inc., 4.875%, 04/01/21	3,649

		54,790

	Air Freight & Logistics — 0.0% (g)
7,380	CEVA Group plc, (United Kingdom), 8.375%, 12/01/17 (e)	7,712

	Airlines — 0.3%
11,942	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	13,077
7,832	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	8,850
7,892	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	8,958
3,747	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	4,197
2,314	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	2,337
627	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	685
18,017	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	20,338
283	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	300

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Airlines — Continued
1,420	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	1,431
3,675	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,735
1,018	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	1,148
1,545	United Airlines 2007-1 Class C Pass-Through Trust, Class 1, VAR, 2.599%, 07/02/14	1,544

		66,600

	Building Products — 0.2%
3,005	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	3,155
	Building Materials Corp. of America,
2,410	6.750%, 05/01/21 (e)	2,615
2,825	6.875%, 08/15/18 (e)	2,970
5,365	Griffon Corp., 5.250%, 03/01/22 (e)	5,372
12,750	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	14,025
2,000	Nortek, Inc., 8.500%, 04/15/21	2,240
792	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	883
	USG Corp.,
1,793	5.875%, 11/01/21 (e)	1,910
8,300	6.300%, 11/15/16	9,005
172	7.875%, 03/30/20 (e)	193

		42,368

	Commercial Services & Supplies — 0.9%
12,875	ACCO Brands Corp., 6.750%, 04/30/20	13,261
	ADT Corp. (The),
3,518	3.500%, 07/15/22	3,210
6,620	4.125%, 06/15/23	6,222
14,620	6.250%, 10/15/21 (e)	15,388
5,145	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	5,608
3,900	ARAMARK Corp., 5.750%, 03/15/20 (e)	4,114
12,310	Casella Waste Systems, Inc., 7.750%, 02/15/19	12,679
6,875	Clean Harbors, Inc., 5.250%, 08/01/20	7,081
7,592	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	8,048
	Harland Clarke Holdings Corp.,
1,730	6.875%, 03/01/20 (e)	1,765
2,930	9.250%, 03/01/21 (e)	2,959
8,758	9.500%, 05/15/15	8,763
3,630	9.750%, 08/01/18 (e)	3,975
31,129	VAR, 6.000%, 05/15/15	31,138

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
21,560	ILFC E-Capital Trust I, VAR, 5.460%, 12/21/65 (e)	20,051
16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	16,087
4,740	Iron Mountain, Inc., 6.000%, 08/15/23	5,036
1,200	Jaguar Holding Co. I, PIK, 10.125%, 10/15/17 (e)	1,263
3,679	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	3,789
7,079	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	6,867
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 03/13/14 (d) (i)	26
2,650	6.500%, 08/01/27 (d) (i)	26
1,050	9.750%, 01/15/15 (d) (i)	11
	R.R. Donnelley & Sons Co.,
875	7.000%, 02/15/22	971
32,600	7.625%, 06/15/20	36,920
1,500	7.875%, 03/15/21	1,710
4,305	Tervita Corp., (Canada), 8.000%, 11/15/18 (e)	4,542

		221,510

	Construction & Engineering — 0.0% (g)
6,365	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	6,652
1,987	MasTec, Inc., 4.875%, 03/15/23	1,927

		8,579

	Electrical Equipment — 0.2%
1,535	Artesyn Escrow, Inc., 9.750%, 10/15/20 (e)	1,535
5,300	General Cable Corp., 6.500%, 10/01/22 (e)	5,353
13,914	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	15,166
3,605	Polypore International, Inc., 7.500%, 11/15/17	3,821
	Sensata Technologies B.V., (Netherlands),
3,013	4.875%, 10/15/23 (e)	2,960
10,115	6.500%, 05/15/19 (e)	10,874

		39,709

	Machinery — 0.3%
2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,571
3,019	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	3,189
12,600	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	12,773

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Machinery — Continued
2,575	Case New Holland Industrial, Inc., 7.875%, 12/01/17	3,016
1,123	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	1,247
	CNH Capital LLC,
3,647	3.625%, 04/15/18	3,702
1,900	3.875%, 11/01/15	1,955
3,595	6.250%, 11/01/16	3,945
2,545	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	2,602
7,080	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	8,027
1,750	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	1,949
11,591	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	12,402
2,763	Mueller Water Products, Inc., 8.750%, 09/01/20	3,102
	Oshkosh Corp.,
455	5.375%, 03/01/22 (e)	465
5,195	8.250%, 03/01/17	5,416
1,990	8.500%, 03/01/20	2,179
1,340	SPX Corp., 6.875%, 09/01/17	1,524
	Terex Corp.,
6,580	6.000%, 05/15/21	6,925
3,825	6.500%, 04/01/20	4,141

		81,130

	Marine — 0.1%
9,362	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	10,041
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	3,017
2,000	Sidewinder Drilling, Inc., 9.750%, 11/15/19 (e)	1,915
11,094	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	12,065
2,795	World Wide Supply A.S., (Norway), Reg. S, 7.750%, 05/26/17 (e)	2,798

		29,836

	Road & Rail — 0.3%
7,469	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	8,104
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5,192	4.875%, 11/15/17	5,477
3,130	5.500%, 04/01/23	3,161
19,750	8.250%, 01/15/19	21,256
2,886	9.750%, 03/15/20	3,348

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	77

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Road & Rail — Continued
	Hertz Corp. (The),
3,285	5.875%, 10/15/20	3,482
7,900	6.750%, 04/15/19	8,463
1,420	7.375%, 01/15/21	1,562
8,150	7.500%, 10/15/18	8,710
4,650	Jack Cooper Holdings Corp., 9.250%, 06/01/20 (e)	5,127
1,971	syncreon Group B.V./syncreon Global Finance U.S., Inc., (Netherlands), 8.625%, 11/01/21 (e)	2,050
2,535	Watco Cos. LLC/Watco Finance Corp., 6.375%, 04/01/23 (e)	2,560

		73,300

	Trading Companies & Distributors — 0.7%
	Aircastle Ltd., (Bermuda),
5,180	4.625%, 12/15/18	5,362
9,500	6.750%, 04/15/17	10,616
4,900	7.625%, 04/15/20	5,574
4,665	9.750%, 08/01/18	5,038
1,825	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	1,884
4,600	H&E Equipment Services, Inc., 7.000%, 09/01/22	5,060
	HD Supply, Inc.,
8,565	7.500%, 07/15/20	9,379
15,065	8.125%, 04/15/19	16,948
3,505	11.000%, 04/15/20	4,285
4,030	11.500%, 07/15/20	4,916
	Interline Brands, Inc.,
4,080	7.500%, 11/15/18	4,327
1,925	PIK, 10.000%, 11/15/18	2,110
	International Lease Finance Corp.,
1,257	4.625%, 04/15/21	1,269
2,692	4.875%, 04/01/15	2,793
24,075	5.875%, 04/01/19	26,603
8,585	6.250%, 05/15/19	9,641
4,615	8.250%, 12/15/20	5,648
10,885	8.750%, 03/15/17	12,858
20,387	VAR, 2.193%, 06/15/16	20,547
	United Rentals North America, Inc.,
3,515	7.375%, 05/15/20	3,928
14,157	7.625%, 04/15/22	16,086
11,173	8.250%, 02/01/21	12,611
1,065	8.375%, 09/15/20	1,193
3,361	9.250%, 12/15/19	3,697

		192,373

	Total Industrials	817,907

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Information Technology — 1.6%
	Communications Equipment — 0.3%
	Alcatel-Lucent USA, Inc.,
3,029	4.625%, 07/01/17 (e)	3,124
6,002	6.450%, 03/15/29	5,837
8,338	6.750%, 11/15/20 (e)	8,880
5,380	8.875%, 01/01/20 (e)	6,106
4,295	Aspect Software, Inc., 10.625%, 05/15/17	4,520
	Avaya, Inc.,
7,010	7.000%, 04/01/19 (e)	6,957
5,088	10.500%, 03/01/21 (e)	4,821
5,374	CommScope, Inc., 8.250%, 01/15/19 (e)	5,858
2,685	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	2,826
	Goodman Networks, Inc.,
6,500	12.125%, 07/01/18	6,923
5,771	12.375%, 07/01/18 (e)	6,146
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	4,007

		66,005

	Computers & Peripherals — 0.1%
22,500	Apple, Inc., 3.850%, 05/04/43	19,718
	NCR Corp.,
1,046	5.000%, 07/15/22	1,059
495	5.875%, 12/15/21 (e)	530
1,250	6.375%, 12/15/23 (e)	1,337

		22,644

	Electronic Equipment, Instruments & Components — 0.1%
3,253	Anixter, Inc., 5.625%, 05/01/19	3,481
7,200	Belden, Inc., 5.500%, 09/01/22 (e)	7,110
1,400	Brightstar Corp., 9.500%, 12/01/16 (e)	1,533
12,080	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	13,288
1,316	Jabil Circuit, Inc., 4.700%, 09/15/22	1,303
4,822	Viasystems, Inc., 7.875%, 05/01/19 (e)	5,177

		31,892

	Internet Software & Services — 0.0% (g)
2,387	Bankrate, Inc., 6.125%, 08/15/18 (e)	2,515
5,635	SSI Investments II Ltd./SSI Co.-Issuer LLC, 11.125%, 06/01/18	6,037

		8,552

	IT Services — 0.7%
2,077	Ceridian Corp., 8.875%, 07/15/19 (e)	2,373
	First Data Corp.,
3,980	6.750%, 11/01/20 (e)	4,298
11,240	7.375%, 06/15/19 (e)	12,181

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	IT Services — Continued
13,033	8.250%, 01/15/21 (e)	14,141
6,832	8.875%, 08/15/20 (e)	7,601
3,960	10.625%, 06/15/21 (e)	4,455
8,530	11.250%, 01/15/21 (e)	9,703
14,697	11.750%, 08/15/21 (e)	15,726
21,866	12.625%, 01/15/21	26,130
33,170	PIK, 10.000%, 01/15/22 (e)	36,280
7,305	First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e)	7,268
8,100	iGATE Corp., 9.000%, 05/01/16	8,556
3,250	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	3,465
4,910	ManTech International Corp., 7.250%, 04/15/18	5,113
	SunGard Data Systems, Inc.,
7,470	6.625%, 11/01/19	7,984
5,185	7.375%, 11/15/18	5,522
2,150	7.625%, 11/15/20	2,370
1,608	WEX, Inc., 4.750%, 02/01/23 (e)	1,511

		174,677

	Semiconductors & Semiconductor Equipment — 0.2%
	Advanced Micro Devices, Inc.,
3,310	6.750%, 03/01/19 (e)	3,360
301	7.500%, 08/15/22	297
4,500	7.750%, 08/01/20	4,646
	Amkor Technology, Inc.,
8,870	6.375%, 10/01/22	9,181
2,840	6.625%, 06/01/21	3,010
1,237	7.375%, 05/01/18	1,291
2,541	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	2,697
6,470	Magnachip Semiconductor Corp., 6.625%, 07/15/21	6,664
2,959	Micron Technology, Inc., 5.875%, 02/15/22 (e)	3,092
	NXP B.V./NXP Funding LLC, (Netherlands),
2,655	3.500%, 09/15/16 (e)	2,721
3,185	3.750%, 06/01/18 (e)	3,221
7,977	5.750%, 02/15/21 (e)	8,495
3,115	5.750%, 03/15/23 (e)	3,279

		51,954

	Software — 0.2%
5,450	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	5,756
	Audatex North America, Inc.,
8,327	6.000%, 06/15/21 (e)	8,889
1,472	6.125%, 11/01/23 (e)	1,575

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — Continued
4,545	Blackboard, Inc., 7.750%, 11/15/19 (e)	4,704
2,035	Eagle Midco, Inc., 9.750%, 06/15/18 (e)	2,137
7,415	Epicor Software Corp., 8.625%, 05/01/19	8,101
3,310	Healthcare Technology Intermediate, Inc., PIK, 8.125%, 09/01/18 (e)	3,426
	Infor U.S., Inc.,
4,525	9.375%, 04/01/19	5,113
5,750	11.500%, 07/15/18	6,685

		46,386

	Total Information Technology	402,110

	Materials — 2.8%
	Chemicals — 0.7%
	Ashland, Inc.,
3,750	3.000%, 03/15/16	3,834
4,615	3.875%, 04/15/18	4,777
11,715	4.750%, 08/15/22	11,744
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	5,997
10,765	Hexion U.S. Finance Corp., 6.625%, 04/15/20	11,128
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
5,705	8.875%, 02/01/18	5,947
3,080	9.000%, 11/15/20	3,165
	Huntsman International LLC,
2,875	4.875%, 11/15/20	2,929
8,690	8.625%, 03/15/20	9,592
2,250	8.625%, 03/15/21	2,542
	Ineos Finance plc, (United Kingdom),
3,420	7.500%, 05/01/20 (e)	3,762
11,405	8.375%, 02/15/19 (e)	12,631
	INEOS Group Holdings S.A., (Luxembourg),
3,617	5.875%, 02/15/19 (e)	3,726
10,606	6.125%, 08/15/18 (e)	10,977
7,372	LSB Industries, Inc., 7.750%, 08/01/19 (e)	7,907
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,875
5,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	5,900
2,250	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20	2,284
5,785	PolyOne Corp., 7.375%, 09/15/20	6,349
	Rain CII Carbon LLC/CII Carbon Corp.,
12,868	8.000%, 12/01/18 (e)	13,447
5,765	8.250%, 01/15/21 (e)	5,938
EUR 1,250	8.500%, 01/15/21 (e)	1,773

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	79

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Chemicals — Continued
9,132	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	5,799
2,515	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	2,465
2,425	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,516
14,232	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	14,801
5,870	Tronox Finance LLC, 6.375%, 08/15/20	6,031
1,860	U.S. Coatings Acquisition, Inc./Flash Dutch 2 B.V., 7.375%, 05/01/21 (e)	2,009

		174,845

	Construction Materials — 0.3%
	Cemex Espana Luxembourg, (Spain),
4,948	9.250%, 05/12/20 (e)	5,413
EUR 2,000	9.875%, 04/30/19 (e)	3,196
21,147	9.875%, 04/30/19 (e)	24,214
	Cemex Finance LLC,
6,248	8.910%, 09/15/17 (i)	6,263
18,580	9.375%, 10/12/22 (e)	21,293
	Cemex S.A.B. de C.V., (Mexico),
6,000	0.000%, 02/14/17 (i)	5,910
5,000	6.500%, 12/10/19 (e)	5,262
1,574	7.250%, 01/15/21 (e)	1,688
2,400	9.000%, 01/11/18 (e)	2,613
1,099	9.500%, 06/15/18 (e)	1,257
410	VAR, 4.989%, 10/15/18 (e)	429
2,340	VAR, 5.247%, 09/30/15 (e)	2,405
2,150	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	2,285
	Vulcan Materials Co.,
3,000	6.500%, 12/01/16	3,390
1,330	7.000%, 06/15/18	1,536
4,395	7.500%, 06/15/21	5,131

		92,285

	Containers & Packaging — 0.5%
	Ardagh Packaging Finance plc, (Ireland),
8,852	7.375%, 10/15/17 (e)	9,472
EUR 17,720	7.375%, 10/15/17 (e)	26,079
12,890	9.125%, 10/15/20 (e)	14,308
EUR 5,800	9.250%, 10/15/20 (e)	8,904
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
3,400	6.250%, 01/31/19 (e)	3,527
378	7.000%, 11/15/20 (e)	391

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — Continued
1,800	7.375%, 10/15/17 (e)	1,924
4,455	9.125%, 10/15/20 (e)	4,923
	Berry Plastics Corp.,
12,504	9.500%, 05/15/18	13,285
11,300	9.750%, 01/15/21	13,108
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
4,530	5.625%, 12/15/16 (e)	4,672
7,605	6.000%, 06/15/17 (e)	7,909
1,929	BOE Intermediate Holding Corp., PIK, 9.750%, 11/01/17 (e)	2,073
1,995	BOE Merger Corp., PIK, 10.250%, 11/01/17 (e)	2,120
5,500	BWAY Holding Co., 10.000%, 06/15/18	5,885
3,728	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	1,655
1,809	Graphic Packaging International, Inc., 7.875%, 10/01/18	1,938
665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	741
	Sealed Air Corp.,
5,070	6.500%, 12/01/20 (e)	5,609
4,865	8.375%, 09/15/21 (e)	5,613
1,476	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	1,690

		135,826

	Metals & Mining — 1.2%
7,745	AK Steel Corp., 8.750%, 12/01/18	8,723
	Aleris International, Inc.,
770	7.625%, 02/15/18	814
9,076	7.875%, 11/01/20	9,643
	APERAM, (Luxembourg),
6,995	7.375%, 04/01/16 (e)	7,240
3,408	7.750%, 04/01/18 (e)	3,595
	ArcelorMittal, (Luxembourg),
13,000	5.028%, 02/25/17	13,894
28,300	6.750%, 02/25/22	31,413
7,500	7.500%, 10/15/39	7,819
26,150	10.350%, 06/01/19	33,243
4,937	Atkore International, Inc., 9.875%, 01/01/18	5,313
2,731	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	2,895
13,001	Coeur Mining, Inc., 7.875%, 02/01/21	13,407
	Commercial Metals Co.,
8,635	4.875%, 05/15/23	8,311
2,300	7.350%, 08/15/18	2,631

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Metals & Mining — Continued
	First Quantum Minerals Ltd., (Canada),
5,423	6.750%, 02/15/20 (e)	5,586
5,423	7.000%, 02/15/21 (e)	5,599
2,500	7.250%, 10/15/19 (e)	2,625
	FMG Resources August 2006 Pty Ltd., (Australia),
1,587	6.375%, 02/01/16 (e)	1,639
4,465	6.875%, 02/01/18 (e)	4,699
5,000	6.875%, 04/01/22 (e)	5,425
5,017	7.000%, 11/01/15 (e)	5,198
29,205	8.250%, 11/01/19 (e)	32,199
15,445	Hecla Mining Co., 6.875%, 05/01/21	15,252
5,794	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	6,026
4,531	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	4,792
	New Gold, Inc., (Canada),
4,707	6.250%, 11/15/22 (e)	4,707
1,862	7.000%, 04/15/20 (e)	1,936
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19 (e)	1,962
	Novelis, Inc., (Canada),
6,385	8.375%, 12/15/17	6,832
9,815	8.750%, 12/15/20	11,042
725	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	816
3,740	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	4,077
	Steel Dynamics, Inc.,
2,900	5.250%, 04/15/23	2,980
2,560	6.125%, 08/15/19	2,797
2,560	6.375%, 08/15/22	2,809
13,085	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	13,314
3,207	United States Steel Corp., 7.000%, 02/01/18	3,544
4,400	Westmoreland Escrow Corp., 10.750%, 02/01/18 (e)	4,801

		299,598

	Paper & Forest Products — 0.1%
2,070	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	2,220
6,067	Boise Cascade Co., 6.375%, 11/01/20	6,477
2,900	Clearwater Paper Corp., 7.125%, 11/01/18	3,088
3,975	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	4,079
765	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	750

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Paper & Forest Products — Continued
	Sappi Papier Holding GmbH, (Austria),
700	7.750%, 07/15/17 (e)	777
650	8.375%, 06/15/19 (e)	721
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	3,009

		21,121

	Total Materials	723,675

	Telecommunication Services — 3.7%
	Diversified Telecommunication Services — 2.7%
	Altice Financing S.A., (Luxembourg),
3,113	6.500%, 01/15/22 (e)	3,245
582	7.875%, 12/15/19 (e)	635
	Altice Finco S.A., (Luxembourg),
511	8.125%, 01/15/24 (e)	547
1,582	9.875%, 12/15/20 (e)	1,783
1,477	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	1,471
	CCO Holdings LLC/CCO Holdings Capital Corp.,
7,128	5.250%, 03/15/21 (e)	7,226
4,718	5.250%, 09/30/22	4,706
22,556	6.500%, 04/30/21	24,107
16,458	7.000%, 01/15/19	17,425
1,950	7.250%, 10/30/17	2,072
4,755	7.375%, 06/01/20	5,207
4,923	8.125%, 04/30/20	5,390
	CenturyLink, Inc.,
12,840	Series T, 5.800%, 03/15/22	13,161
10,025	Series W, 6.750%, 12/01/23	10,626
	Cincinnati Bell, Inc.,
1,900	8.375%, 10/15/20	2,071
5,700	8.750%, 03/15/18	5,964
3,150	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	3,426
4,175	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	4,994
42,672	Embarq Corp., 7.995%, 06/01/36	45,479
	Frontier Communications Corp.,
928	7.625%, 04/15/24	984
625	8.500%, 04/15/20	722
4,550	9.250%, 07/01/21	5,380
	GCI, Inc.,
2,795	6.750%, 06/01/21	2,781
5,875	8.625%, 11/15/19	6,316
	Intelsat Jackson Holdings S.A., (Luxembourg),
660	5.500%, 08/01/23 (e)	653
13,165	6.625%, 12/15/22	13,889

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	81

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
5,900	6.625%, 12/15/22 (e)	6,225
23,340	7.250%, 10/15/20	25,382
6,090	7.500%, 04/01/21	6,714
	Intelsat Luxembourg S.A., (Luxembourg),
36,737	7.750%, 06/01/21 (e)	39,538
16,633	8.125%, 06/01/23 (e)	18,068
	Level 3 Communications, Inc.,
6,000	8.875%, 06/01/19	6,615
60,353	11.875%, 02/01/19	69,256
	Level 3 Financing, Inc.,
12,645	6.125%, 01/15/21 (e)	13,372
4,850	8.125%, 07/01/19	5,335
15,615	8.625%, 07/15/20	17,547
6,316	9.375%, 04/01/19	7,027
1,500	VAR, 3.846%, 01/15/18 (e)	1,522
13,642	PAETEC Holding Corp., 9.875%, 12/01/18	15,108
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,355
3,397	7.750%, 02/15/31	3,329
1,000	Qwest Corp., 7.250%, 09/15/25	1,115
	Sprint Capital Corp.,
8,333	6.900%, 05/01/19	9,166
49,287	8.750%, 03/15/32	55,325
	tw telecom holdings, Inc.,
6,048	5.375%, 10/01/22	6,169
2,208	6.375%, 09/01/23	2,363
25,947	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	27,731
4,065	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,482
9,602	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	10,502
	Virgin Media Finance plc, (United Kingdom),
3,659	6.375%, 04/15/23 (e)	3,869
5,000	8.375%, 10/15/19	5,388
	Virgin Media Secured Finance plc, (United Kingdom),
565	5.250%, 01/15/21	584
6,806	5.375%, 04/15/21 (e)	7,010
13,415	6.500%, 01/15/18	13,901
	Wind Acquisition Finance S.A., (Luxembourg),
695	6.500%, 04/30/20 (e)	766
11,099	7.250%, 02/15/18 (e)	11,682
EUR 12,350	7.375%, 02/15/18 (e)	18,069
7,436	11.750%, 07/15/17 (e)	7,873

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
EUR 9,096	11.750%, 07/15/17 (e)	13,330
EUR 1,007	VAR, 5.551%, 04/30/19 (e)	1,414
	Windstream Corp.,
3,515	6.375%, 08/01/23	3,462
9,275	7.500%, 04/01/23	9,739
12,445	7.750%, 10/15/20	13,378
11,550	7.750%, 10/01/21	12,474
1,000	8.125%, 09/01/18	1,068
	Zayo Group LLC/Zayo Capital, Inc.,
4,275	8.125%, 01/01/20	4,713
15,000	10.125%, 07/01/20	17,400

		689,626

	Wireless Telecommunication Services — 1.0%
13,068	Cricket Communications, Inc., 7.750%, 10/15/20	14,816
5,960	Crown Castle International Corp., 5.250%, 01/15/23	6,109
6,075	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	6,591
1,745	iPCS, Inc., PIK, 3.488%, 05/01/14	1,745
	MetroPCS Wireless, Inc.,
9,442	6.625%, 11/15/20	10,126
3,410	7.875%, 09/01/18	3,632
	NII Capital Corp.,
23,653	7.625%, 04/01/21	8,751
3,670	10.000%, 08/15/16	1,670
	NII International Telecom S.C.A., (Luxembourg),
4,721	7.875%, 08/15/19 (e)	3,281
5,083	11.375%, 08/15/19 (e)	3,762
	SBA Telecommunications, Inc.,
2,110	5.750%, 07/15/20	2,221
1,168	8.250%, 08/15/19	1,245
8,501	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	8,554
	Sprint Communications, Inc.,
8,070	6.000%, 11/15/22	8,272
4,058	7.000%, 03/01/20 (e)	4,687
21,200	7.000%, 08/15/20	23,161
28,308	9.000%, 11/15/18 (e)	34,677
8,760	11.500%, 11/15/21	11,738
	Sprint Corp.,
6,739	7.125%, 06/15/24 (e)	7,076
10,042	7.250%, 09/15/21 (e)	10,996
23,410	7.875%, 09/15/23 (e)	25,927

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
		Wireless Telecommunication Services — Continued
		T-Mobile USA, Inc.,
4,551		5.250%, 09/01/18	4,807
1,968		6.125%, 01/15/22	2,079
15,792		6.250%, 04/01/21	16,838
3,099		6.464%, 04/28/19	3,308
1,405		6.500%, 01/15/24	1,489
12,174		6.625%, 04/01/23	13,087
8,577		6.633%, 04/28/21	9,285
13,549		6.731%, 04/28/22	14,633
5,330		6.836%, 04/28/23	5,770

			270,333

		Total Telecommunication Services	959,959

		Utilities — 0.4%
		Electric Utilities — 0.1%
		Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
1,065		6.875%, 08/15/17 (e)	1,093
18,827		10.000%, 12/01/20	19,580
3,923		12.250%, 03/01/22 (e)	4,551
—	(h)	Homer City Generation LP, PIK, 8.637%, 10/01/19	—	(h)

			25,224

		Gas Utilities — 0.1%
		Sabine Pass Liquefaction LLC,
12,934		5.625%, 04/15/23 (e)	12,707
7,001		6.250%, 03/15/22 (e)	7,246

			19,953

		Independent Power Producers & Energy Traders — 0.2%
		AES Corp.,
515		4.875%, 05/15/23	500
2,890		7.375%, 07/01/21	3,287
2,030		8.000%, 06/01/20	2,385
		Calpine Corp.,
5,683		7.500%, 02/15/21 (e)	6,265
996		7.875%, 07/31/20 (e)	1,113
1,758		7.875%, 01/15/23 (e)	1,978
		Dynegy Holdings LLC,
1,413		7.625%, 10/15/26 (d) (i)	2
23,337		7.750%, 06/01/19 (d) (i)	30
20,250		Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 0.000%, 11/08/16 (d) (i)	203
		GenOn Energy, Inc.,
5,000		9.500%, 10/15/18	5,150
15,075		9.875%, 10/15/20	15,301

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power Producers & Energy Traders — Continued
	NRG Energy, Inc.,
3,845	6.250%, 07/15/22 (e)	3,999
1,295	7.875%, 05/15/21	1,438
1,920	8.250%, 09/01/20	2,131

		43,782

	Total Utilities	88,959

	Total Corporate Bonds (Cost $5,932,811)	6,267,332

Event-Linked Bonds — 0.6%
17,400	Armor Re Ltd., (Bermuda), VAR, 4.250%, 05/14/14 (e) (m)	17,423
6,000	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e)	6,068
	Calypso Capital II Ltd., (Ireland),
EUR 4,000	VAR, 2.600%, 01/09/17 (e)	5,627
EUR 5,500	VAR, 2.900%, 01/08/18 (e)	7,756
1,750	Combine Re Ltd., (Cayman Islands), VAR, 10.000%, 01/07/15 (e)	1,853
9,250	East Lane Re Ltd., (Cayman Islands), VAR, 5.750%, 03/14/14 (e)	9,262
7,250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.015%, 08/07/15 (e)	7,477
2,350	EOS Wind Ltd., (Ireland), VAR, 6.800%, 05/26/14 (e)	2,369
48,720	Everglades Re Ltd., (Bermuda), VAR, 17.760%, 04/30/14 (e)	49,909
EUR 2,000	Green Fields II Capital Ltd., (Ireland), VAR, 2.808%, 01/09/17 (e)	2,810
	Johnston Re Ltd., (Cayman Islands),
2,250	VAR, 6.900%, 05/08/14 (e)	2,267
4,950	VAR, 7.600%, 05/08/14 (e)	4,993
5,500	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e)	5,647
2,750	Mona Lisa Re Ltd., (Bermuda), VAR, 7.300%, 07/07/17 (e)	2,919
4,000	Nakama Re Ltd., (Bermuda), VAR, 2.750%, 09/29/16 (e)	4,054
5,000	Queen Street II Capital Ltd., (Ireland), VAR, 7.500%, 04/09/14 (e)	5,023
2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.000%, 05/15/17 (e)	2,050
9,750	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.750%, 06/06/15 (e)	10,333
2,000	Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 5.321%, 12/06/17 (e)	2,006
500	Residential Reinsurance Ltd., (Cayman Islands), VAR, 4.500%, 12/06/16 (e)	518

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	83

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Event-Linked Bonds — Continued
7,000	Sanders Re Ltd., (Bermuda), VAR, 3.500%, 05/05/17 (e)	7,001
4,000	Skyline Re Ltd., (Bermuda), VAR, 14.046%, 01/23/17 (e)	3,996

	Total Event-Linked Bonds (Cost $160,895)	161,361

Municipal Bonds — 0.2% (t)
	Massachusetts — 0.0% (g)
2,850	Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27 (e)	3,330

	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	3,875

	Ohio — 0.0% (g)
3,695	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	4,203

	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,373
5,615	Series B, Rev., 5.000%, 03/01/34	5,952

		12,325

	Pennsylvania — 0.0% (g)
3,400	Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	3,989

	Virginia — 0.1%
9,285	Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	10,066

	Total Municipal Bonds (Cost $38,694)	37,788

Preferred Securities — 0.4% (x)
	Financials — 0.4%
	Capital Markets — 0.0% (g)
1,085	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	1,192

	Commercial Banks — 0.1%
2,155	Credit Agricole S.A., (France), VAR, 7.875%, 01/23/24 (e)	2,279
4,375	Societe Generale S.A., (France), VAR, 7.875%, 12/18/23 (e)	4,643
9,772	Wachovia Capital Trust III, VAR, 5.570%, 03/31/14	9,455

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
2,545	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	2,901

		19,278

	Diversified Financial Services — 0.3%
	Bank of America Corp.,
46,218	Series K, VAR, 8.000%, 01/30/18	52,689
10,816	Series M, VAR, 8.125%, 05/15/18	12,331
8,121	Citigroup, Inc., VAR, 5.950%, 01/30/23	8,019

		73,039

	Insurance — 0.0% (g)
8,182	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	8,427

	Total Preferred Securities (Cost $91,453)	101,936

Private Placements — 1.5%
	Commercial Loans — 0.9%
50,000	Ace Hotel, VAR, 8.125%, 03/01/15 (i)	50,000
40,000	Americana Manhasset (The), VAR, 8.220%, 10/01/21 (i)	46,952
42,000	Doubletree Hotel, VAR, 8.140%, 07/31/14 (i)	42,000
26,794	Hotel Waldorf-Astoria Corp. (The), VAR, 7.375%, 06/01/15 (i)	26,843
30,000	Kyo ya Mezzanine, VAR, 7.500%, 11/02/17 (i)	30,000
35,000	Raleigh Hotel, VAR, 7.980%, 12/31/15 (i)	37,317

	Total Commercial Loans	233,112

	Residential Loans — 0.6%
65,000	138 50th Street Funding LLC, VAR, 7.635%, 09/01/15 (i)	65,000
15,108	141 East 88th Street LLC, VAR, 6.635%, 08/31/16 (i)	15,108
30,000	1255 22nd Street Northwest LLC, VAR, 6.605%, 02/01/17 (i)	30,000
50,000	East 12th Street Mortgage Pass-Through Trust, VAR, 7.625%, 01/01/16 (i)	50,000

	Total Residential Loans	160,108

	Total Private Placements (Cost $383,903)	393,220

U.S. Treasury Obligations — 0.6%
77,739	U.S. Treasury Bond, 3.750%, 11/15/43 (k) (m)	80,047
76,958	U.S. Treasury Note, 2.750%, 11/15/23 (k) (m)	77,752

	Total U.S. Treasury Obligations (Cost $154,201)	157,799

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

SHARES		SECURITY DESCRIPTION	VALUE
Investment Companies — 0.1%
305		Advent Claymore Convertible Securities & Income Fund II	2,382
452		ING Prime Rate Trust	2,652
333		Invesco Senior Income Trust	1,679
619		Nuveen Credit Strategies Income Fund	5,952

		Total Investment Companies (Cost $6,377)	12,665

Common Stocks — 0.2%
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
282		General Motors Co. (a)	10,202

		Media — 0.0% (g)
6		Loral Space & Communications, Inc. (a)	474
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	344

			818

		Specialty Retail — 0.0% (g)
93		Neebo, Inc. (a) (i)	679

		Total Consumer Discretionary	11,699

		Financials — 0.0% (g)
		Commercial Banks — 0.0% (g)
10		Capital Bank Financial Corp., Class A (a)	230

		Diversified Financial Services — 0.0% (g)
1,487		Capmark Financial Group, Inc.	6,617
33		Somerset Cayuga Holding Co., Inc. (a) (i)	889

			7,506

		Real Estate Investment Trusts (REITs) — 0.0% (g)
67		Sutherland Asset Management Corp. (a) (e) (i)	1,000

		Total Financials	8,736

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
16		General Maritime Corp. (a) (i)	236

		Information Technology — 0.0%
		Computers & Peripherals — 0.0%
165		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

		Materials — 0.1%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	17

		Construction Materials — 0.0% (g)
302		U.S. Concrete, Inc. (a)	8,232

		Containers & Packaging — 0.0%
42		Constar International, Inc., Class A, ADR (a) (i)	—

SHARES	SECURITY DESCRIPTION	VALUE

	Paper & Forest Products — 0.1%
180	New Holdco (a) (i)	15,121

	Total Materials	23,370

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
120	Globalstar, Inc. (a)	271

	Utilities — 0.1%
	Independent Power Producers & Energy Traders — 0.1%
715	Dynegy, Inc. (a)	16,724

	Total Common Stocks (Cost $71,782)	61,036

Preferred Stocks — 0.3%
	Financials — 0.3%
	Capital Markets — 0.0% (g)
23	State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) (a) @	581

	Commercial Banks — 0.1%
160	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	8,510
32	Royal Bank of Scotland Group plc, (United Kingdom), 6.350%, 03/31/14 ($25 par value) @	718
148	Royal Bank of Scotland Group plc, (United Kingdom), 6.400%, 03/31/14 ($25 par value) @	3,378

		12,606

	Consumer Finance — 0.1%
15	Ally Financial, Inc., 7.000%, 04/14/14 ($1,000 par value) (e) (m) @	15,240
156	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	4,225

		19,465

	Insurance — 0.1%
28	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.359%, 03/31/14 ($1,000 par value) @	24,689

	Total Financials	57,341

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
82	Carriage Services Capital Trust, 7.000%, 03/31/14 ($50 par value) @	4,134

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
5	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	5,319

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	85

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — Continued
		Information Technology — 0.0%
		Computers & Peripherals — 0.0%
38		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) ($50 par value) (i)	—

		Materials — 0.0%
		Containers & Packaging — 0.0%
4		Constar International, Inc., Class A, 11.000% (a) (i)	—

		Total Preferred Stocks (Cost $63,380)	66,794

PRINCIPAL AMOUNT
Loan Assignments — 4.5%
		Consumer Discretionary — 1.6%
		Automobiles — 0.1%
		Chrysler Group LLC, Term Loan B,
14,196		VAR, 3.500%, 05/24/17	14,223
1,213		VAR, 3.500%, 05/24/17	1,215

			15,438

		Hotels, Restaurants & Leisure — 0.5%
3,085		American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	3,098
7,382		Bally Technologies, Inc., Term B Loan, VAR, 4.250%, 11/25/20	7,422
30,428		Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.489%, 01/28/18 ^	29,076
23,614		CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	23,732
13,030		CEC Entertainment, Inc., Term B Loan, VAR, 4.250%, 02/14/21 ^	12,981
—	(h)	FOCUS Brands, Inc., Refinancing Term Loan (First Lien), VAR, 5.500%, 02/21/18 ^	—	(h)
6,575		Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18 ^	6,893
		Hilton Worldwide Finance LLC, Initial Term Loan,
3,012		VAR, 3.750%, 10/26/20	3,021
1,268		VAR, 3.750%, 10/26/20	1,272
238		VAR, 3.750%, 10/26/20	239
238		VAR, 3.750%, 10/26/20	239
2,000		Horseshoe Baltimore, Term Loan B, VAR, 8.250%, 07/02/20	2,063
1,661		Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	1,661
3,436		Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	3,454

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — Continued
7,160	Mohegan Tribal Gaming Authority, Term B Loan, VAR, 5.500%, 06/15/18	7,295
	NPC International, Inc., Term Loan B,
640	VAR, 4.000%, 12/28/18	643
440	VAR, 4.000%, 12/28/18	443
	Scientific Games Corp., Initial Term Loan,
2,009	VAR, 4.250%, 10/18/20	2,009
1,722	VAR, 4.250%, 10/18/20	1,722
335	VAR, 4.250%, 10/18/20	335
191	VAR, 4.250%, 10/18/20	191
143	VAR, 4.250%, 10/18/20	144
3,424	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	3,493
5,757	Station Casinos LLC, Term Loan, VAR, 5.000%, 03/01/20	5,758
	Wendy’s International, Inc., Term Loan,
1,597	VAR, 3.250%, 05/15/19	1,594
240	VAR, 3.250%, 05/15/19	240

		119,018

	Household Durables — 0.1%
	Targus, Inc., 1st Lien Term Loan,
60	VAR, 12.000%, 05/24/16	50
4,613	VAR, 12.000%, 05/24/16 ^	3,840
3,023	Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	2,959
3,000	Wilsonart International, Inc., Term Loan, VAR, 4.000%, 10/31/19	2,996
1,642	WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	1,734

		11,579

	Internet & Catalog Retail — 0.0% (g)
2,363	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 6.992%, 01/30/17 (i)	2,386

	Leisure Equipment & Products — 0.0% (g)
5,744	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	5,833

	Media — 0.6%
3,084	Cenveo Corp., Term Loan, VAR, 6.250%, 02/13/17	3,111
8,359	Clear Channel Communications, Inc., Term Loan B, VAR, 3.805%, 01/29/16	8,206
35,935	Clear Channel Communications, Inc., Term Loan D, VAR, 6.905%, 01/23/19 ^	35,262
7,542	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.655%, 07/30/19	7,518

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Media — Continued
	Entercom Radio LLC, Term B-2 Loan,
3,456	VAR, 4.000%, 11/23/18	3,480
360	VAR, 4.000%, 11/23/18	362
230	VAR, 4.000%, 11/23/18	232
22	VAR, 5.250%, 11/23/18	22
233	Gray Television, Inc., 1st Lien Term Loan, VAR, 4.750%, 10/12/19	234
579	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	581
1,870	Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18	1,872
2,215	McGraw-Hill Education, 2014 Refinancing Term Loan, VAR, 9.000%, 03/22/19	2,246
	MTL Publishing LLC, Term B Loan,
1,169	VAR, 4.250%, 06/29/18	1,170
317	VAR, 4.250%, 06/29/18	318
948	NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 9.500%, 07/22/20	970
	R.H. Donnelley, Inc., Exit Term Loan,
1,824	VAR, 9.750%, 12/31/16	1,140
2,101	VAR, 9.750%, 12/31/16	1,312
5,072	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	5,180
1,886	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, VAR, 3.000%, 04/09/20	1,872
5,000	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20 ^	4,995
13,709	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	13,728
29,465	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20 ^	29,534
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 12/20/15 (d) (i)	206
28,175	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	27,779
3,566	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	3,561

		154,891

	Multiline Retail — 0.2%
	Hudson’s Bay Co., 1st Lien Initial Term Loan,
405	VAR, 4.750%, 11/04/20	411
1,505	VAR, 4.750%, 11/04/20	1,526
232	VAR, 4.750%, 11/04/20	235
41,790	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	41,238

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multiline Retail — Continued
10,414	Neiman Marcus Group, Inc., Term Loan, VAR, 5.000%, 10/25/20	10,530

		53,940

	Specialty Retail — 0.1%
918	Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19	918
	Gymboree Corp. (The), Initial Term Loan (A & R),
6,704	VAR, 5.000%, 02/23/18	6,126
179	VAR, 5.000%, 02/23/18	164
11,227	J. Crew Group, Inc., Term Loan, VAR, 0.000%, 02/28/21 ^	11,171
	J. Crew Group, Inc., Term Loan B,
6,674	VAR, 4.000%, 03/07/18	6,675
3,329	VAR, 4.000%, 03/07/18	3,329
2,978	VAR, 4.000%, 03/07/18	2,979
4,899	Petco Animal Supplies, Inc., New Term Loan, VAR, 4.000%, 11/24/17	4,914

		36,276

	Total Consumer Discretionary	399,361

	Consumer Staples — 0.5%
	Food & Staples Retailing — 0.2%
4,165	Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19	4,195
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,395
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,391
28,603	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	28,696

		50,677

	Food Products — 0.2%
6,265	Diamond Foods, Loan, VAR, 5.000%, 01/30/18 ^	6,261
	Dole Food Co., Inc., Tranche B Term Loan,
1,667	VAR, 4.500%, 11/01/18	1,676
1,667	VAR, 4.500%, 11/01/18	1,676
1,667	VAR, 4.500%, 11/01/18	1,676
1,667	VAR, 4.500%, 11/01/18	1,675
1,667	VAR, 4.500%, 11/01/18	1,675
1,667	VAR, 4.500%, 11/01/18	1,675
1,667	VAR, 4.500%, 11/01/18	1,675
833	VAR, 4.500%, 11/01/18	838
9,975	H. J. Heinz Co., Term B-2 Loan, VAR, 3.500%, 06/05/20 ^	10,046

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	87

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Food Products — Continued
	High Liner Foods, Inc., Term Loan,
52	VAR, 4.750%, 12/19/17	52
2,252	VAR, 4.750%, 12/19/17	2,258
	New HB Acquisition LLC, Term B Loan,
160	VAR, 6.750%, 04/09/20	166
1,840	VAR, 6.750%, 04/09/20	1,911
	Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
10,577	VAR, 3.250%, 04/29/20 ^	10,534
27	VAR, 3.250%, 04/29/20 ^	27
3,998	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	3,984

		47,805

	Household Products — 0.1%
7,159	Herff Jones, 1st Lien Senior Secured Tranche B, VAR, 5.500%, 06/25/19	7,218
	Reynolds Group Holdings, Ltd., Incramental U.S. Term Loan,
4,983	VAR, 4.000%, 12/01/18	5,016
3,042	VAR, 4.000%, 12/01/18	3,063
5,805	VAR, 4.000%, 12/01/18	5,844

		21,141

	Total Consumer Staples	119,623

	Energy — 0.4%
	Energy Equipment & Services — 0.2%
15,970	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	16,257
2,784	FR Dixie Acquisition Corp., Term Loan, VAR, 5.750%, 01/16/21 ^	2,793
2,155	Propetro Services, Inc., Term Advance, VAR, 7.250%, 09/30/19	2,160
18,343	Seadrill Partners, Term Loan B, VAR, 4.000%, 02/21/21	18,393
3,390	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	3,449
3,745	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	3,830

		46,882

	Oil, Gas & Consumable Fuels — 0.2%
1,259	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,297
13,501	Arch Coal, Inc., Term Loan, VAR, 6.250%, 05/16/18	13,311

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
	Fieldwood Energy LLC, 2nd Lien Closing Date Loan,
2,276	VAR, 8.375%, 09/30/20	2,354
9,374	VAR, 8.375%, 09/30/20	9,697
10,362	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	10,393
4,988	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	4,998
4,667	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	4,722
4,481	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	4,504
5,879	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	5,937

		57,213

	Total Energy	104,095

	Financials — 0.3%
	Capital Markets — 0.0% (g)
3,000	Nuveen Investments Inc., Tranche B First Lien Term Loan, VAR, 4.155%, 05/13/17 ^	2,994
6,734	Walter Investment Management Corp., Tranche B Term Loan, VAR, 4.750%, 12/18/20	6,700

		9,694

	Consumer Finance — 0.1%
24,446	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 06/30/17	24,527
8,783	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	8,808

		33,335

	Diversified Financial Services — 0.1%
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
1,527	VAR, 4.250%, 10/01/19	1,536
1,106	VAR, 4.250%, 10/01/19	1,112
147	VAR, 4.250%, 10/01/19	148
128	VAR, 4.250%, 10/01/19	129
118	VAR, 4.250%, 10/01/19	119
572	VAR, 4.250%, 10/01/19	575
147	VAR, 4.250%, 10/01/19	148
1,040	Ascensus, Inc., Initial Term Loan 2nd Lien, VAR, 9.000%, 12/02/20	1,058
8,436	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19 ^	8,215
1,390	Sedgwick, Inc., 2nd Lien Term Loan, VAR, 02/06/22 ^	1,403

		14,443

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Insurance — 0.1%
6,092	Hub International Ltd., Initial Term Loan, VAR, 4.750%, 10/02/20	6,143
3,927	National Financial Partners Corp., Term B Loan, VAR, 5.250%, 07/01/20	3,962
11,724	Usi, Inc., Term Loan B, VAR, 4.250%, 12/27/19	11,768

		21,873

	Real Estate Management & Development — 0.0% (g)
4,730	CityCenter Holdings LLC, Term B Loan, VAR, 5.000%, 10/10/20 ^	4,774
655	Realogy Corp., Extended Synthetic Commitments, VAR, 4.256%, 10/10/16	656

		5,430

	Total Financials	84,775

	Health Care — 0.3%
	Biotechnology — 0.0% (g)
4,970	Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	4,986

	Health Care Equipment & Supplies — 0.0% (g)
	Biomet, Inc., Dollar Term B-2 Loan,
16	VAR, 3.655%, 07/25/17	16
751	VAR, 3.656%, 07/25/17	753
552	VAR, 3.656%, 07/25/17	553
93	VAR, 3.746%, 07/25/17	93
	Carestream Health, Inc., Term Loan,
135	VAR, 5.000%, 06/07/19	137
2,912	VAR, 5.000%, 06/07/19	2,944
4,734	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.000%, 05/04/18	4,748

		9,244

	Health Care Providers & Services — 0.2%
	Accellent, Inc., Term Loan,
8,685	VAR, 0.000%, 02/03/21 ^	8,714
3,215	VAR, 0.000%, 02/03/22 ^	3,243
	Alliance Healthcare Services, Inc., Term Loan,
832	VAR, 4.250%, 06/03/19	830
758	VAR, 4.250%, 06/03/19	756
208	VAR, 4.250%, 06/03/19	208
520	VAR, 4.250%, 06/03/19	519
728	VAR, 4.250%, 06/03/19	726
676	VAR, 4.250%, 06/03/19	674
624	VAR, 4.250%, 06/03/19	623
3,132	CHG Healthcare Services, Inc., Term Loan, VAR, 4.500%, 11/19/19	3,146

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — Continued
2,120	HCA, Inc., Term Loan B4, VAR, 2.997%, 05/01/18	2,117
9,767	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	9,795
8,570	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	8,553
7,670	National Mentor Holdings, Tranche B Term Loan, VAR, 4.750%, 01/31/21 ^	7,737

		47,641

	Pharmaceuticals — 0.1%
8,188	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	8,235
2,331	Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, VAR, 3.655%, 09/15/16	2,338
4,805	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17 ^	4,865
	Par Pharmaceutical Cos., Inc., Term Loan B2,
4,419	VAR, 4.000%, 09/30/19	4,423
3,174	VAR, 4.250%, 09/30/19 ^	3,176

		23,037

	Total Health Care	84,908

	Industrials — 0.3%
	Aerospace & Defense — 0.0% (g)
4,321	Hamilton Sundstrand Industrial Corp., Term Loan, VAR, 4.000%, 12/13/19	4,326

	Airlines — 0.0% (g)
7,727	Delta Airlines, Inc., Term Loan B1, VAR, 3.500%, 10/18/18	7,742

	Building Products — 0.1%
5,686	MacDermid, Tranche B 1st Lien Term Loan, VAR, 4.000%, 06/07/20	5,708
5,450	Norcraft Cos., Inc., Initial Loan, VAR, 5.250%, 12/13/20	5,477
2,000	Nuveen Investments Inc., Tranche B Second Lien Term Loan, VAR, 6.500%, 02/28/19 ^	1,985

		13,170

	Commercial Services & Supplies — 0.0% (g)
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
266	VAR, 5.497%, 06/30/17	266
1,158	VAR, 5.497%, 06/30/17	1,157
632	VAR, 5.497%, 06/30/17	632
2,947	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	3,013

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	89

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Commercial Services & Supplies — Continued
1,285	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	1,295

		6,363

	Electrical Equipment — 0.0% (g)
	Alliance Laundry Systems LLC, 1st Lien Term Loan,
2,088	VAR, 4.250%, 12/10/18 ^	2,096
27	VAR, 5.250%, 12/10/18 ^	27

		2,123

	Industrial Conglomerates — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
1,316	VAR, 6.500%, 07/29/17	1,317
671	VAR, 6.500%, 07/29/17	671

		1,988

	Machinery — 0.1%
5,595	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	5,605
4,875	Intelligrated, Inc., 2nd Lien Term Loan, VAR, 10.500%, 01/30/20	4,985
	Rexnord LLC/RBS Global, Inc., Term B Loan,
2,216	VAR, 4.000%, 08/21/20	2,221
1,246	VAR, 4.000%, 08/21/20	1,248
2,570	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	2,581

		16,640

	Marine — 0.0% (g)
7,247	Navios Maritime Partners LP, Term Loan, VAR, 5.250%, 06/27/18	7,355

	Road & Rail — 0.1%
3,713	Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18	3,717
	Ozburn-Hessey Logistics LLC, Term Loan,
1,222	VAR, 6.750%, 05/23/19	1,228
3	VAR, 7.750%, 05/23/19	3
	Swift Transportation Co., Term Loan B2,
176	VAR, 4.000%, 12/21/17	177
3,074	VAR, 4.000%, 12/21/17	3,103
351	VAR, 4.000%, 12/21/17	355

		8,583

	Trading Companies & Distributors — 0.0% (g)
5,200	Hd Supply, Inc., Term Loan, VAR, 06/28/18 ^	5,215

	Total Industrials	73,505

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Information Technology — 0.5%
	Communications Equipment — 0.1%
5,738	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 4.500%, 01/30/19	5,786
3,364	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	3,334
16,397	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.734%, 10/26/17	15,956
3,954	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	3,943

		29,019

	Electronic Equipment, Instruments & Components — 0.0% (g)
4,218	CDW Corp., Term Loan, VAR, 3.250%, 04/29/20	4,195
10,317	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	10,286

		14,481

	Internet Software & Services — 0.1%
16,205	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.000%, 12/17/18	16,258

	IT Services — 0.1%
	Ceridian Corp., 2013 New Replacement U.S. Term Loan,
103	VAR, 4.372%, 05/09/17	103
3,169	VAR, 4.405%, 05/09/17	3,177
30,000	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.156%, 03/23/18	30,030
3,300	First Data Corp., 2018 New Term Loan, VAR, 4.156%, 09/24/18	3,306

		36,616

	Semiconductors & Semiconductor Equipment — 0.1%
8,223	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	8,250
4,788	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	4,842
5,250	ON Semiconductor Corp., Term Loan, VAR, 1.997%, 01/02/18	5,171

		18,263

	Software — 0.1%
	Attachmate Corp., 1st Lien Term Loan,
230	VAR, 7.250%, 11/22/17	232
3,937	VAR, 7.250%, 11/22/17	3,960
295	BMC Software Finance, Inc., Initial U.S. Term Loan, VAR, 5.000%, 09/10/20 ^	296
EUR 1,000	BMC Software, Inc., Initial Foreign Euro Term Loan, VAR, 5.500%, 09/10/20	1,390

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Software — Continued
6,877	RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18	6,884
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,395

		17,157

	Total Information Technology	131,794

	Materials — 0.2%
	Chemicals — 0.0% (g)
1,576	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	1,584
837	Cristal Inorganic Chemicals U.S., Inc., 2nd Lien, VAR, 5.997%, 11/15/14	838
4,399	DuPont Performance, Term Loan, VAR, 4.000%, 02/01/20	4,414
4,864	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	4,950
	Tronox Ltd., Term Loan,
850	VAR, 4.500%, 03/19/20	852
735	VAR, 4.500%, 03/19/20	737

		13,375

	Construction Materials — 0.0% (g)
2,847	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,929
4,902	Quikrete Holdings, Inc., Initial Loan 1st Lien, VAR, 4.000%, 09/28/20	4,912

		7,841

	Containers & Packaging — 0.0% (g)
	Southern Graphics, Inc., New Term Loans,
1,378	VAR, 4.250%, 10/17/19	1,383
436	VAR, 4.250%, 10/17/19	438
407	VAR, 4.250%, 10/17/19	408
17	VAR, 5.500%, 10/17/19	18

		2,247

	Metals & Mining — 0.1%
	Essar Steel Algoma, Inc., Term Loan,
987	VAR, 9.250%, 09/20/14	991
3	VAR, 9.250%, 09/20/14	3
	Fairmount Minerals Ltd., Tranche B-2 Term Loan,
578	VAR, 5.000%, 09/05/19	582
12,440	VAR, 5.000%, 09/05/19	12,537

		14,113

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Paper & Forest Products — 0.1%
	Appvion, Inc., 1st Lien Term Loan,
3,815	VAR, 5.750%, 06/28/19	3,844
15	VAR, 5.750%, 06/28/19	15
460	VAR, 5.750%, 06/28/19	463
1,839	VAR, 5.750%, 06/28/19	1,853
9,798	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/28/20	9,794

		15,969

	Total Materials	53,545

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
	Altice Financing S.A., Term Loan,
748	VAR, 5.500%, 07/02/19	764
6,627	VAR, 5.500%, 07/02/19	6,777
	Cincinnati Bell, Inc., Tranche B Term Loan,
1,343	VAR, 4.000%, 09/10/20	1,342
1,333	VAR, 4.000%, 09/10/20	1,331
1,343	VAR, 4.000%, 09/10/20	1,342
4,275	Integra Telecom Holdings, Inc., 2nd Lien Term Loan, VAR, 9.750%, 02/21/20	4,383
	Integra Telecom Holdings, Inc., Term Loan,
1,075	VAR, 5.250%, 02/22/19	1,084
1,091	VAR, 5.250%, 02/22/19	1,101
3,570	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	3,565
4,000	Virgin Media Finance plc, Term Loan B, VAR, 3.500%, 06/08/20	3,996
5,000	Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19 ^	5,010

		30,695

	Wireless Telecommunication Services — 0.1%
5,597	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	5,600
11,018	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	11,041

		16,641

	Total Telecommunication Services	47,336

	Utilities — 0.2%
	Electric Utilities — 0.2%
12,438	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	12,546
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
22,936	VAR, 4.737%, 10/10/17	15,985
3,265	VAR, 4.737%, 10/10/17	2,275

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	91

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Electric Utilities — Continued
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
23,007	VAR, 3.737%, 10/10/14	16,062
3,194	VAR, 3.737%, 10/10/14	2,230

		49,098

	Independent Power Producers & Energy Traders — 0.0% (g)
2,875	EFS Cogen Holdings, Term B Advance, VAR, 3.750%, 12/17/20	2,889
1,886	NRG Energy, Inc., Term Loan Incremental, VAR, 2.750%, 07/01/18	1,872

		4,761

	Total Utilities	53,859

	Total Loan Assignments (Cost $1,155,936)	1,152,801

NUMBER OF WARRANTS
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
306	expiring 7/10/16 (Strike Price $10.00) (a)	8,258
481	expiring 7/10/19 (Strike Price $18.33) (a)	8,880

		17,138

	Specialty Retail — 0.0% (g)
	Neebo, Inc.,
209	expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	17,138

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $13,516)	17,138

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased: — 0.0% (g)
2,739	10 Year U.S. Treasury Note, Expiring 03/21/14, at $122.000, American Style	128
2,708	Eurodollar, Expiring 9/14/15, at $99.000, American Style	1,354

	Total Put Options Purchased (Cost $3,034)	1,482

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE

	Call Options Purchased: — 0.0% (g)
200	ADT Corp., Expiring 4/19/14, at $39.000, American Style	2

	Total Call Options Purchased (Cost $3)	2

NOTIONAL AMOUNT
	Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
68,699	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A. (r)	3,583
42,087	Expiring 06/04/14. If exercised the Fund pays semi-annually 3.250% and receives quarterly floating 3 month LIBOR terminating 06/06/24, European Style. Counterparty: Citibank N.A. (r)	155
20,348	Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A. (r)	506
42,086	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services (r)	622

	Total Payer Options Purchased on Interest Rate Swaps (Cost $6,403)	4,866

	Total Options Purchased (Cost $9,440)	6,350

PRINCIPAL AMOUNT
Short-Term Investments — 60.4%
	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills,
41,830	0.046%, 07/10/14 (k) (n)	41,822
40,270	0.080%, 05/01/14 (k) (n)	40,268

	Total U.S. Treasury Obligations	82,090

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments — Continued
	Investment Company — 60.1%
15,411,312	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) †	15,411,312

	Total Short-Term Investments (Cost $15,493,399)	15,493,402

	Total Investments — 99.8% (Cost $25,200,402)	25,588,283
	Other Assets in Excess of Liabilities — 0.2%	45,051

	NET ASSETS — 100.0%	$25,633,334

Percentages indicated are based on net assets.

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(203,340)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 03/25/44	(222,626)

	(Proceeds received of $222,101)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
13,773	90 Day Eurodollar	03/19/18	3,335,821	5,589
	Short Futures Outstanding
(177)	90 Day Eurodollar	06/16/14	(44,141)	(88)
(8,642)	10 Year U.S. Treasury Note	06/19/14	(1,076,199)	(3,853)
(920)	U.S. Long Bond	06/19/14	(122,418)	(680)
(4)	2 Year U.S. Treasury Note	06/30/14	(880)	— (h)
(6,705)	5 Year U.S. Treasury Note	06/30/14	(803,657)	(1,751)
(165)	90 Day Eurodollar	09/15/14	(41,139)	(97)
(165)	90 Day Eurodollar	12/15/14	(41,120)	(113)
(1,291)	90 Day Eurodollar	03/16/15	(321,443)	(642)
(1,038)	90 Day Eurodollar	06/15/15	(258,086)	(576)
(1,716)	90 Day Eurodollar	09/14/15	(425,890)	(23)
(2,196)	90 Day Eurodollar	12/14/15	(543,784)	676
(15,440)	90 Day Eurodollar	03/14/16	(3,813,680)	1,792
(1,391)	90 Day Eurodollar	06/13/16	(342,673)	(218)
(2,428)	90 Day Eurodollar	09/19/16	(596,529)	(55)
(508)	90 Day Eurodollar	12/19/16	(124,466)	(90)

				(129)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	93

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
16,521,000	BRL	Credit Suisse International ††	05/12/14	6,732	6,918	186
6,160,000	CHF	Union Bank of Switzerland AG	04/28/14	6,881	7,007	126
61,980,000	NOK	State Street Corp.	03/10/14	9,948	10,324	376
61,980,000	NOK	Union Bank of Switzerland AG	10/03/14	9,760	10,244	484
76,752,000	ZAR	Credit Suisse International	05/12/14	6,853	7,049	196
				40,174	41,542	1,368

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
16,521,000	BRL	Goldman Sachs International ††	05/08/14	6,757	6,918	(161)
3,363,683	CAD	Union Bank of Switzerland AG	03/24/14	3,075	3,036	39
7,239,000	CAD	Union Bank of Switzerland AG	06/09/14	6,532	6,522	10
6,160,000	CHF	Union Bank of Switzerland AG	04/28/14	6,821	7,007	(186)
3,820,361,000	CLP	Credit Suisse International	05/08/14	6,834	6,784	50
84,899,975	EUR	Credit Suisse International	03/24/14	116,728	117,186	(458)
1,006,083	EUR	Union Bank of Switzerland AG	04/02/14	1,386	1,389	(3)
25,270,000	EUR	Goldman Sachs International	04/10/14	34,320	34,880	(560)
17,898,000	EUR	State Street Corp.	04/10/14	24,597	24,704	(107)
25,270,000	EUR	Westpac Banking Corp.	04/10/14	34,297	34,880	(583)
174,651	EUR	Citibank, N.A.	04/11/14	237	241	(4)
10,560,000	EUR	Union Bank of Switzerland AG	04/11/14	14,387	14,575	(188)
20,133,342	EUR	Union Bank of Switzerland AG	04/30/14	27,461	27,790	(329)
33,699,000	GBP	Citibank, N.A.	03/24/14	56,157	56,422	(265)
61,980,000	NOK	Union Bank of Switzerland AG	03/10/14	10,084	10,325	(241)
51,113,000	NOK	Union Bank of Switzerland AG	03/24/14	8,435	8,510	(75)
41,439,000	NOK	BNP Paribas	05/12/14	6,847	6,886	(39)
42,436,000	NOK	Goldman Sachs International	05/12/14	6,815	7,051	(236)
42,436,000	NOK	Union Bank of Switzerland AG	05/12/14	6,902	7,052	(150)
61,980,000	NOK	State Street Corp.	10/03/14	9,875	10,244	(369)
8,640,000	SGD	Goldman Sachs International	04/15/14	6,831	6,816	15
8,640,000	SGD	Union Bank of Switzerland AG	04/15/14	6,753	6,815	(62)
76,752,000	ZAR	Barclays Bank plc	05/12/14	6,884	7,049	(165)
112,959,000	ZAR	BNP Paribas	05/12/14	10,206	10,374	(168)
73,464,000	ZAR	Goldman Sachs International	05/12/14	6,752	6,746	6
				425,973	430,202	(4,229)

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	17,070	533	(719)
Level 3 Communications, Inc., 6.500%, 10/01/16	5.000% quarterly	06/20/18	1.797	500	(70)	14
Level 3 Communications, Inc., 6.500%, 10/01/16	5.000% quarterly	09/20/18	1.950	300	(42)	16
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/19	0.901	16,660	(114)	40
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/19	0.901	172,460	(1,177)	888
Barclays Bank plc:
EL Paso LLC, 7.250%, 01/06/18	1.000% quarterly	12/20/18	1.537	3,600	80	(165)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	17,020	533	(687)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	17,190	538	(721)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	17,710	554	(668)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	33,870	1,060	(1,366)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	3,310	(37)	40
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	03/20/19	0.906	36,130	(237)	525
Pulte Group, Inc., Co., 7.875%, 06/15/32	5.000% quarterly	03/20/19	1.513	2,520	(447)	406
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	03/20/19	1.899	17,270	703	(649)
BNP Paribas:
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	17,100	535	(598)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	17,150	537	(822)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	17,150	537	(891)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	3,310	(37)	43
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	3,310	(37)	36
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	19,890	(221)	220
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	3,310	(52)	23
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	6,630	(104)	29
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	6,630	(104)	31
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	6,640	(104)	82
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	03/20/19	0.906	170,220	(1,114)	2,768
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	03/20/19	2.028	17,170	802	(770)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	03/20/19	2.294	17,220	1,010	(1,171)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.632	10,280	291	(378)
Assured Guaranty Corp., 1.000%, 12/31/99	5.000% quarterly	03/20/17	1.728	7,575	(809)	444
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	03/20/19	2.294	17,160	1,007	(1,018)
Credit Suisse International:
DIRECTV Holdings LLC, 5.000%, 03/01/21	1.000% quarterly	06/20/19	1.068	13,740	20	(14)
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.632	23,920	678	(1,021)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	17,160	538	(566)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	17,210	539	(682)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	17,220	539	(710)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/19	0.901	17,160	(117)	41

					6,211	(7,970)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	95

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.537	13,370	2,905	(3,973)
CDX.EM.20-V1	5.000% quarterly	12/20/18	3.026	103,080	(9,817)	11,508
CMBX.NA.AA.3	0.270% monthly	12/13/49	27.17	14,100	7,859	(7,999)
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.867	EUR 134,045	(1,508)	(3,445)
BNP Paribas:
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.867	EUR 16,700	(188)	(439)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	63.15	6,900	2,194	(5,854)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	63.15	10,550	3,354	(8,434)
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.867	EUR 16,740	(188)	(186)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.537	6,600	1,434	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.537	13,380	2,907	(3,404)
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	48.353	6,900	2,368	(5,865)
Deutsche Bank AG, New York:
CMBX.NA.AAA	0.100% monthly	10/12/52	0.546	5,700	35	(1,097)
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270% monthly	12/13/49	27.165	7,050	3,929	(4,088)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	5.067	17,150	1,568	(2,139)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.915	17,100	116	(2,773)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.036	1,500	87	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.036	8,800	510	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.036	12,100	701	(3,595)
CMBX.NA.AAA	0.100% monthly	10/12/52	0.546	17,700	108	(1,105)

					18,374	(48,005)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.117		1,035	(94)	49
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.117		33,480	(3,029)	2,118
CDX.NA.IG.21-V1	1.000% quarterly	12/20/18	0.636		877,090	(16,544)	13,419
iTraxx Europe 20.1	5.000% quarterly	12/20/18	2.580	EUR	33,410	(5,283)	2,184

						(24,950)	17,770

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Credit Default Swaps—Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.351	6,500	158	30
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	12,950	311	101
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	13,250	319	99
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	6,900	70	363
D.R. Horton, Inc., 3.625%, 02/15/18	1.000% quarterly	03/20/19	1.468	3,000	(62)	129
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	3,310	19	143
J. C. Penney Co., 6.375%, 10/15/36	5.000% quarterly	06/20/14	8.137	6,890	8	333
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	17,190	(699)	729
BNP Paribas:
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	3,310	19	90
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	3,310	19	112
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	3,310	19	160
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	6,630	38	277
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	6,630	38	306
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	6,640	38	169
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	19,890	115	530
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	17,100	(696)	645
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	17,150	(698)	759
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	17,150	(698)	837
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.312	2,010	171	186
Citibank, N.A.:
Assured Guaranty Corp., 1.000%, 12/31/99	5.000% quarterly	03/20/19	2.871	5,050	541	(76)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	1,800	18	43
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	6,700	68	160
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	6,900	70	361
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	10,200	104	232
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	13,350	136	336
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.638	1,400	79	66
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.638	6,830	384	255
Credit Suisse International:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.312	2,000	170	206
Deutsche Bank AG, New York:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.351	5,900	143	79
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.351	22,500	547	136
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.351	32,300	785	67
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.638	6,900	388	327
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	0.401	12,900	311	426
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	0.401	5,100	183	256
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	6,900	70	396
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	4.437	10,020	116	423
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.437	3,275	43	125
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.437	10,900	142	416
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	3,200	77	119
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	4,100	99	190
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	6,575	158	22
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	17,160	(698)	706
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	17,210	(700)	681
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	17,220	(700)	678

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	97

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.437	4,590	60	181
J. C. Penney Co., 6.375%, 10/15/36	5.000% quarterly	03/20/14	5.181	6,180	61	7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	9,650	232	72
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	9,850	237	256
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	18,350	441	97
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	03/20/14	13.365	3,270	22	190
SUPERVALU, Inc., 8.00%, 05/01/16	5.000% quarterly	03/20/16	1.312	3,450	294	268

					2,370	13,699

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	45.849	14,100	(9,941)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	3.461	2,620	(737)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	3.461	9,280	(2,610)	6,193
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	3.461	9,360	(2,632)	6,080
CMBX.NA.AJ.4	0.960% monthly	02/17/51	7.541	17,400	(3,386)	5,628
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	45.849	7,050	(4,971)	4,932
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.224	17,100	(932)	5,595

					(25,209)	41,787

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393 semi-annually	3 month LIBOR quarterly	10/27/16	14,907	(350)
Bank of America	0.888 semi-annually	3 month LIBOR quarterly	12/21/17	18,900	155
Bank of America	0.866 semi-annually	3 month LIBOR quarterly	12/27/17	15,200	144
Barclays Bank plc	1.299 semi-annually	3 month LIBOR quarterly	11/02/16	33,377	(681)
Barclays Bank plc	2.806 semi-annually	3 month LIBOR quarterly	05/02/43	19,290	2,685
Deutsche Bank AG, New York	0.797 semi-annually	3 month LIBOR quarterly	10/16/17	25,000	173
Deutsche Bank AG, New York	1.717 semi-annually	3 month LIBOR quarterly	10/16/22	13,500	819

					2,945

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456 semi-annually	3 month LIBOR quarterly	06/21/18	34,400	(250)
1.558 semi-annually	3 month LIBOR quarterly	07/05/18	34,000	(364)
1.541 semi-annually	3 month LIBOR quarterly	12/06/18	33,891	(137)
2.776 semi-annually	3 month LIBOR quarterly	11/19/23	74,258	(903)
3.791 semi-annually	3 month LIBOR quarterly	01/21/44	74,314	(3,388)
3 month LIBOR quarterly	3.978 semi-annually	03/01/46	24,045	205

				(4,837)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	75,577	17
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	70,760	(117)
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	36,260	8
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	68,815	(113)
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	(146)

					(351)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	99

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

OPTIONS WRITTEN

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Call, American Style	$126.500	3/21/14	1,028	(80)

(Premiums received of $239.)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$99.000	9/12/14	2,708	(643)

(Premiums received of $1,382.)

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.9%
478	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.401%, 01/25/35 (m)	402
129	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.205%, 12/25/36	59
509	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	518
	Countrywide Asset-Backed Certificates,
611	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	595
10	Series 2004-1, Class 3A, VAR, 0.716%, 04/25/34	9
726	Series 2004-1, Class M1, VAR, 0.906%, 03/25/34	688
82	Series 2004-1, Class M2, VAR, 0.981%, 03/25/34	79
306	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	307
	CWABS Revolving Home Equity Loan Trust,
61	Series 2004-I, Class A, VAR, 0.444%, 02/15/34	54
72	Series 2004-K, Class 2A, VAR, 0.455%, 02/15/34	63
46	GSAMP Trust, Series 2006-FM2, Class A2D, VAR, 0.395%, 09/25/36	20
75	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.586%, 02/25/36	64
28	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.305%, 12/25/36	24
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.906%, 02/25/34	1,049
222	Series 2004-1, Class M2, VAR, 0.981%, 02/25/34	216
30	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A3, VAR, 0.305%, 06/25/36	20
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.605%, 03/25/35	695
493	Series 2005-3, Class M1, VAR, 0.636%, 07/25/35	490
80	Series 2005-C, Class A2D, VAR, 0.496%, 12/25/35	67
100	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.646%, 05/25/35	91
131	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 0.996%, 02/25/33	121

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

800	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.605%, 06/25/35	763
1,610	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.565%, 11/25/35	1,517
1,679	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.456%, 02/25/36	1,622
25	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, VAR, 0.636%, 09/25/35	21

	Total Asset-Backed Securities (Cost $8,255)	9,554

Collateralized Mortgage Obligations — 8.2%
	Agency CMO — 3.4%
	Federal Home Loan Mortgage Corp. REMIC,
50	Series 2779, Class SM, IF, IO, 6.995%, 10/15/18	1
111	Series 2980, Class QB, 6.500%, 05/15/35	126
59	Series 3218, Class AS, IF, IO, 6.425%, 09/15/36	8
1,769	Series 3370, Class SH, IF, IO, 6.296%, 10/15/37	258
165	Series 3387, Class SB, IF, IO, 6.266%, 11/15/37	27
88	Series 3919, Class LS, IF, IO, 6.296%, 09/15/41	20
150	Series 3960, Class SJ, IF, IO, 6.496%, 08/15/40	28
175	Series 3960, Class SL, IF, IO, 6.346%, 11/15/41	36
139	Series 3984, Class NS, IF, IO, 6.446%, 01/15/40	26
362	Series 3989, Class SJ, IF, IO, 5.795%, 01/15/42	71
533	Series 3997, Class HS, IF, IO, 6.396%, 03/15/38	88
403	Series 4002, Class MI, IO, 4.000%, 01/15/39	68
178	Series 4013, Class SB, IF, IO, 6.296%, 03/15/42	46
697	Series 4019, Class SC, IF, IO, 6.296%, 03/15/42	148
324	Series 4027, Class SL, IF, IO, 5.766%, 04/15/42	59
503	Series 4027, Class SW, IF, IO, 5.766%, 04/15/42	94
116	Series 4033, Class SC, IF, IO, 6.396%, 10/15/36	23
335	Series 4050, Class EI, IO, 4.000%, 02/15/39	61
250	Series 4057, Class BS, IF, IO, 5.896%, 09/15/39	42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	101

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,181	Series 4057, Class SA, IF, IO, 5.896%, 04/15/39	597
1,334	Series 4059, Class SP, IF, IO, 6.396%, 06/15/42	285
228	Series 4068, Class TS, IF, IO, 5.846%, 06/15/42	48
270	Series 4073, Class AS, IF, IO, 5.896%, 08/15/38	46
89	Series 4077, Class SM, IF, IO, 6.545%, 08/15/40	19
227	Series 4080, Class SA, IF, IO, 5.846%, 07/15/42	45
1,042	Series 4084, Class GS, IF, IO, 5.896%, 04/15/39	187
424	Series 4086, Class TS, IF, IO, 5.946%, 04/15/37	74
216	Series 4097, Class SL, IF, IO, 5.996%, 06/15/41	37
233	Series 4097, Class TS, IF, IO, 5.946%, 05/15/39	46
307	Series 4104, Class SC, IF, IO, 5.896%, 09/15/42	75
126	Series 4116, Class MS, IF, IO, 6.046%, 11/15/39	25
1,031	Series 4119, Class SC, IF, IO, 5.996%, 10/15/42	234
735	Series 4122, Class SJ, IF, IO, 5.996%, 12/15/40	157
106	Series 4123, Class SA, IF, IO, 6.046%, 09/15/39	21
268	Series 4123, Class SB, IF, IO, 5.996%, 10/15/42	62
175	Series 4132, Class SE, IF, IO, 6.046%, 12/15/40	40
1,086	Series 4152, Class SG, IF, IO, 6.346%, 02/15/42	233
	Federal National Mortgage Association REMIC,
328	Series 2004-17, Class DS, IF, IO, 6.995%, 11/25/32	11
453	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	69
134	Series 2006-125, Class SA, IF, IO, 6.564%, 01/25/37	22
86	Series 2007-37, Class SA, IF, IO, 5.965%, 05/25/37	13
156	Series 2007-44, Class HE, IF, IO, 6.264%, 05/25/37	24
177	Series 2007-91, Class AS, IF, IO, 6.244%, 10/25/37	25

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
3,758	Series 2007-109, Class GI, IF, IO, 5.915%, 12/25/37	698
505	Series 2008-17, Class KS, IF, IO, 6.194%, 11/25/37	65
357	Series 2011-101, Class SC, IF, IO, 6.344%, 10/25/40	65
205	Series 2011-124, Class DS, IF, IO, 6.394%, 08/25/40	41
143	Series 2012-14, Class LS, IF, IO, 6.344%, 03/25/42	33
607	Series 2012-30, Class MS, IF, IO, 6.294%, 04/25/42	129
522	Series 2012-36, Class SB, IF, IO, 6.294%, 04/25/42	111
527	Series 2012-36, Class SN, IF, IO, 6.294%, 04/25/42	112
458	Series 2012-47, Class SD, IF, IO, 6.294%, 05/25/42	98
219	Series 2012-63, Class DS, IF, IO, 6.395%, 03/25/39	43
1,289	Series 2012-73, Class LS, IF, IO, 5.894%, 06/25/39	238
800	Series 2012-74, Class AS, IF, IO, 5.894%, 03/25/39	145
116	Series 2012-76, Class DS, IF, IO, 6.395%, 05/25/39	23
458	Series 2012-83, Class LS, IF, IO, 5.245%, 08/25/42	75
196	Series 2012-84, Class QS, IF, IO, 6.495%, 09/25/31	44
226	Series 2012-98, Class SA, IF, IO, 5.894%, 05/25/39	40
95	Series 2012-110, Class MS, IF, IO, 5.844%, 10/25/42	20
296	Series 2012-114, Class DS, IF, IO, 5.945%, 08/25/39	59
275	Series 2012-114, Class HS, IF, IO, 5.995%, 03/25/40	55
1,057	Series 2012-115, Class DS, IF, IO, 5.945%, 10/25/42	245
343	Series 2012-120, Class SE, IF, IO, 6.045%, 02/25/39	71
255	Series 2012-124, Class DS, IF, IO, 5.995%, 04/25/40	52
554	Series 2012-137, Class SN, IF, IO, 5.945%, 12/25/42	116
107	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	21
351	Series 2012-147, Class SA, IF, IO, 5.944%, 01/25/43	68

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
523	Series 2013-2, Class S, IF, IO, 5.995%, 02/25/43	113
191	Series 2013-9, Class SG, IF, IO, 6.045%, 03/25/39	40
	Federal National Mortgage Association STRIPS,
111	Series 366, Class 18, IO, 4.000%, 11/01/20	9
492	Series 390, Class C7, IO, 4.000%, 07/25/23	32
739	Series 390, Class C8, IO, 4.500%, 07/25/23	55
34	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	36
	Government National Mortgage Association,
102	Series 2012-93, Class MS, IF, IO, 6.496%, 07/20/42	24
150	Series 2013-165, Class ST, IF, IO, 5.996%, 11/20/43	21
104	Series 2014-2, Class NS, IF, IO, 5.996%, 01/20/44	15

		6,637

	Non-Agency CMO — 4.8%
1,665	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,656
552	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34 (m)	572
	Banc of America Mortgage Trust,
51	Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	51
393	Series 2005-A, Class 3A1, VAR, 2.683%, 02/25/35 (m)	376
461	Series 2007-3, Class 1A1, 6.000%, 09/25/37 (m)	432
756	Chase Mortgage Finance Trust, Series 2006-S2, Class 1A9, 6.250%, 10/25/36	694
	Credit Suisse First Boston Mortgage Securities Corp.,
105	Series 2003-29, Class 7A1, 6.500%, 12/25/33	109
334	Series 2004-5, Class 4A1, 6.000%, 09/25/34	359
20	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.655%, 02/25/35	18
374	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	369
20	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.317%, 12/19/34	17
560	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20 (m)	596

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
283	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	253
59	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	59
1,579	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,332
199	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.456%, 12/10/35 (e)	168
432	Residential Asset Securitization Trust, Series 2005-A15, Class 1A7, 6.000%, 02/25/36	402
389	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	363
189	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	166
	Springleaf Mortgage Loan Trust,
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	253
182	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	184
	Wells Fargo Mortgage-Backed Securities Trust,
145	Series 2005-16, Class A8, 5.750%, 01/25/36	153
713	Series 2007-8, Class 2A8, 6.000%, 07/25/37	695

		9,277

	Total Collateralized Mortgage Obligations (Cost $14,835)	15,914

Commercial Mortgage-Backed Securities — 6.4%
	Bear Stearns Commercial Mortgage Securities Trust,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,688
2,142	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,210
1,390	Series 2005-T20, Class A4A, VAR, 5.137%, 10/12/42 (m)	1,469
2,980	Commercial Mortgage Trust, Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,042
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,273
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.686%, 05/12/39	1,561
197	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	203

	Total Commercial Mortgage-Backed Securities (Cost $11,419)	12,446

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	103

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 44.4%
	Consumer Discretionary — 6.1%
	Auto Components — 0.1%
250	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	295

	Automobiles — 0.3%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	566

	Diversified Consumer Services — 0.2%
310	Service Corp. International, 7.500%, 04/01/27	329

	Hotels, Restaurants & Leisure — 1.1%
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20	360
335	11.250%, 06/01/17	342
405	Darden Restaurants, Inc., 6.800%, 10/15/37	438
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	269
	MGM Resorts International,
135	6.750%, 10/01/20	149
115	7.625%, 01/15/17	131
350	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	390

		2,079

	Household Durables — 0.2%
415	Jarden Corp., 7.500%, 05/01/17	446

	Leisure Equipment & Products — 0.4%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16	279
500	Mattel, Inc., 3.150%, 03/15/23	479

		758

	Media — 2.7%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	624
500	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	577
275	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	293
975	Comcast Corp., 6.500%, 01/15/17	1,124
	DISH DBS Corp.,
60	6.750%, 06/01/21	67
60	7.875%, 09/01/19	71
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,157
233	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	234
770	Time Warner Cable, Inc., 7.500%, 04/01/14 (m)	775
250	Viacom, Inc., 4.250%, 09/01/23	258

		5,180

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — 0.9%
250	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	263
300	J. Crew Group, Inc., 8.125%, 03/01/19	314
250	Michael’s Stores, Inc., 7.750%, 11/01/18	268
300	Party City Holdings, Inc., 8.875%, 08/01/20	335
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	549

		1,729

	Textiles, Apparel & Luxury Goods — 0.2%
415	Hanesbrands, Inc., 6.375%, 12/15/20	456

	Total Consumer Discretionary	11,838

	Consumer Staples — 3.9%
	Beverages — 0.9%
700	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 (m)	867
100	Constellation Brands, Inc., 7.250%, 09/01/16	113
	PepsiCo, Inc.,
250	2.250%, 01/07/19	253
500	3.600%, 03/01/24	501

		1,734

	Food & Staples Retailing — 1.0%
675	CVS Pass-Through Trust, 6.036%, 12/10/28	764
405	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40	413
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	834

		2,011

	Food Products — 0.8%
350	Big Heart Pet Brands, 7.625%, 02/15/19	365
232	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	254
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	523
500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	499

		1,641

	Household Products — 0.6%
400	Central Garden & Pet Co., 8.250%, 03/01/18	408
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	806

		1,214

	Tobacco — 0.6%
178	Altria Group, Inc., 9.700%, 11/10/18 (m)	237
725	Philip Morris International, Inc., 5.650%, 05/16/18	838

		1,075

	Total Consumer Staples	7,675

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Energy — 4.1%
	Energy Equipment & Services — 0.1%
250	Halliburton Co., 3.500%, 08/01/23	251

	Oil, Gas & Consumable Fuels — 4.0%
300	BP Capital Markets plc, (United Kingdom), 2.750%, 05/10/23 (m)	281
300	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22	327
475	ConocoPhillips, 6.500%, 02/01/39	621
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	1,093
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	504
350	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	405
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	352
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	541
250	Peabody Energy Corp., 6.250%, 11/15/21	258
1,000	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	907
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,672
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	413
390	Williams Partners LP, 6.300%, 04/15/40	438

		7,812

	Total Energy	8,063

	Financials — 12.0%
	Capital Markets — 3.5%
750	Credit Suisse, (Switzerland), 4.375%, 08/05/20	820
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	83
890	5.950%, 01/18/18	1,017
1,530	6.150%, 04/01/18	1,763
	Lehman Brothers Holdings, Inc.,
2,200	Escrow, 0.000%, 12/30/16 (d)	523
3,795	5.857%, 12/31/49 (i)	—	(h)
	Morgan Stanley,
885	3.450%, 11/02/15	922
395	5.500%, 01/26/20	450
560	6.625%, 04/01/18	659
550	UBS AG, (Switzerland), 5.750%, 04/25/18	635

		6,872

	Commercial Banks — 2.3%
700	Capital One Bank USA N.A., 8.800%, 07/15/19	904

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e) (m)	2,007
750	Wells Fargo & Co., Series M, 3.450%, 02/13/23	734
825	Westpac Banking Corp., (Australia), 1.125%, 09/25/15	833

		4,478

	Consumer Finance — 0.8%
295	Ally Financial, Inc., 6.250%, 12/01/17 (m)	332
	Ford Motor Credit Co. LLC,
200	5.000%, 05/15/18	223
220	6.625%, 08/15/17	255
719	HSBC Finance Corp., 6.676%, 01/15/21	845

		1,655

	Diversified Financial Services — 3.0%
	Bank of America Corp.,
500	3.300%, 01/11/23 (m)	486
740	Series L, 5.650%, 05/01/18 (m)	846
690	6.500%, 08/01/16 (m)	777
	Citigroup, Inc.,
935	5.375%, 08/09/20	1,060
178	5.500%, 10/15/14 (m)	183
12	6.000%, 08/15/17	14
43	8.500%, 05/22/19	56
645	General Electric Capital Corp., 5.875%, 01/14/38	764
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e) (m)	902
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	658

		5,746

	Insurance — 1.9%
400	Aflac, Inc., 3.625%, 06/15/23 (m)	401
250	Genworth Holdings, Inc., 4.900%, 08/15/23	262
250	Lincoln National Corp., 4.000%, 09/01/23	255
875	MetLife, Inc., 6.750%, 06/01/16	988
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e) (m)	1,519
305	Prudential Financial, Inc., 6.200%, 11/15/40	366

		3,791

	Real Estate Investment Trusts (REITs) — 0.5%
215	Geo Group, Inc. (The), 5.875%, 01/15/22	219
625	Health Care REIT, Inc., 4.700%, 09/15/17	687

		906

	Total Financials	23,448

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	105

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Health Care — 3.2%
	Health Care Equipment & Supplies — 1.0%
250	Biomet, Inc., 6.500%, 08/01/20	269
250	Boston Scientific Corp., 4.125%, 10/01/23	253
	DJO Finance LLC/DJO Finance Corp.,
50	7.750%, 04/15/18	53
150	8.750%, 03/15/18	164
350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	405
750	Medtronic, Inc., 2.750%, 04/01/23	713

		1,857

	Health Care Providers & Services — 0.7%
750	HCA, Inc., 7.500%, 02/15/22	870
	Tenet Healthcare Corp.,
500	6.750%, 02/01/20	534
50	8.000%, 08/01/20	55

		1,459

	Pharmaceuticals — 1.5%
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	719
400	Merck & Co., Inc., 4.150%, 05/18/43	386
400	Mylan, Inc., 7.875%, 07/15/20 (e)	449
600	Pfizer, Inc., 3.000%, 06/15/23	583
625	Valeant Pharmaceuticals International, Inc., 7.250%, 07/15/22 (e)	695

		2,832

	Total Health Care	6,148

	Industrials — 2.7%
	Aerospace & Defense — 0.5%
1,000	Northrop Grumman Corp., 3.250%, 08/01/23	961

	Electrical Equipment — 0.0% (g)
100	General Cable Corp., 6.500%, 10/01/22 (e)	101

	Industrial Conglomerates — 0.6%
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,093

	Machinery — 0.4%
400	Oshkosh Corp., 8.500%, 03/01/20	438
400	Terex Corp., 6.000%, 05/15/21	421

		859

	Road & Rail — 0.5%
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	576
300	Hertz Corp. (The), 5.875%, 10/15/20	318

		894

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — 0.7%
350	HD Supply, Inc., 8.125%, 04/15/19	394
750	International Lease Finance Corp., 8.750%, 03/15/17	886
125	United Rentals North America, Inc., 9.250%, 12/15/19	137

		1,417

	Total Industrials	5,325

	Information Technology — 2.2%
	Communications Equipment — 0.4%
200	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	194
320	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	318
300	Cisco Systems, Inc., 5.500%, 01/15/40	340

		852

	Computers & Peripherals — 0.2%
350	Apple, Inc., 3.850%, 05/04/43 (m)	307

	Electronic Equipment, Instruments & Components — 0.2%
400	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	440

	Internet Software & Services — 0.3%
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18 (m)	511

	IT Services — 0.5%
	First Data Corp.,
567	12.625%, 01/15/21	678
283	PIK, 10.000%, 01/15/22 (e)	309

		987

	Software — 0.6%
250	CA, Inc., 4.500%, 08/15/23	258
250	Epicor Software Corp., 8.625%, 05/01/19	273
460	Oracle Corp., 6.125%, 07/08/39	562

		1,093

	Total Information Technology	4,190

	Materials — 3.0%
	Chemicals — 1.0%
500	Dow Chemical Co. (The), 4.125%, 11/15/21	525
500	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	554
500	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21	589
456	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	290

		1,958

	Containers & Packaging — 0.4%
400	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	444

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Containers & Packaging — Continued
245	Sealed Air Corp., 8.375%, 09/15/21 (e)	283

		727

	Metals & Mining — 1.3%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	916
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	771
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	875

		2,562

	Paper & Forest Products — 0.3%
385	International Paper Co., 7.300%, 11/15/39	503

	Total Materials	5,750

	Telecommunication Services — 3.7%
	Diversified Telecommunication Services — 3.1%
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	883
500	CenturyLink, Inc., Series T, 5.800%, 03/15/22	512
60	GCI, Inc., 8.625%, 11/15/19	65
350	Intelsat Jackson Holdings S.A., (Luxembourg), 6.625%, 12/15/22	369
500	Level 3 Financing, Inc., 8.125%, 07/01/19	550
480	Sprint Capital Corp., 8.750%, 03/15/32	539
600	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	641
	Verizon Communications, Inc.,
500	5.150%, 09/15/23	548
710	6.350%, 04/01/19	841
435	8.750%, 11/01/18	559
500	Windstream Corp., 7.750%, 10/01/21	540

		6,047

	Wireless Telecommunication Services — 0.6%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	743
85	iPCS, Inc., PIK, 3.488%, 05/01/14	85
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	266

		1,094

	Total Telecommunication Services	7,141

	Utilities — 3.5%
	Electric Utilities — 1.7%
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	563
1,010	Nevada Power Co., 7.125%, 03/15/19	1,252
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	485

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — Continued
165	Progress Energy, Inc., 6.000%, 12/01/39	198
730	Xcel Energy, Inc., 4.700%, 05/15/20	816

		3,314

	Gas Utilities — 0.3%
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	512

	Independent Power Producers & Energy Traders — 0.2%
	AES Corp.,
22	8.000%, 10/15/17	26
149	8.000%, 06/01/20 (m)	175
	NRG Energy, Inc.,
55	7.625%, 01/15/18	62
200	8.250%, 09/01/20	222

		485

	Multi-Utilities — 1.3%
630	Dominion Resources, Inc., 5.200%, 08/15/19	712
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	481
630	Nisource Finance Corp., 6.800%, 01/15/19	754
560	TECO Finance, Inc., 5.150%, 03/15/20	625

		2,572

	Total Utilities	6,883

	Total Corporate Bonds (Cost $82,861)	86,461

Event-Linked Bonds — 0.7%
EUR 250	Calypso Capital II Ltd., (Ireland), VAR, 2.600%, 01/09/17 (e)	351
250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.015%, 08/07/15 (e)	258
250	EOS Wind Ltd., (Ireland), VAR, 6.800%, 05/26/14 (e)	252
250	Everglades Re Ltd., (Bermuda), VAR, 17.760%, 04/30/14 (e)	256
250	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e)	257

	Total Event-Linked Bonds (Cost $1,362)	1,374

Mortgage Pass-Through Securities — 29.2%
27	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	30
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
7,000	TBA, 3.000%, 03/15/44	6,784
10,000	TBA, 3.500%, 03/15/44	10,112

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	107

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
5,000	TBA, 4.000%, 03/15/44	5,228
2,000	TBA, 4.500%, 03/15/44	2,143
1,896	6.000%, 02/01/36 - 08/01/38	2,114
13	7.000%, 12/01/25 - 02/01/26	14
40	7.500%, 10/01/26 - 02/01/27	46
23	8.000%, 04/01/26 - 07/01/26	24
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 03/25/29	5,613
4,035	TBA, 5.000%, 03/25/29	4,325
	Federal National Mortgage Association, 30 Year, Single Family,
2,000	TBA, 5.500%, 03/25/44	2,208
777	6.000%, 05/01/37	864
238	6.500%, 04/01/29 - 03/01/35	272
77	7.000%, 02/01/35 - 03/01/35	88
6	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 03/15/44	9,223
4,300	TBA, 5.000%, 03/15/44	4,726
2,400	TBA, 6.000%, 03/15/44	2,684
239	7.000%, 09/15/31	264

	Total Mortgage Pass-Through Securities (Cost $56,535)	56,768

Supranational — 1.5%
2,760	European Investment Bank, (Supranational), 4.875%, 02/16/16 (Cost $2,776)	2,994

U.S. Government Agency Securities — 3.7%
	Federal National Mortgage Association,
5,000	0.875%, 05/21/18	4,901
2,140	4.875%, 12/15/16	2,385

	Total U.S. Government Agency Securities (Cost $6,976)	7,286

U.S. Treasury Obligations — 3.0%
	U.S. Treasury Bonds,
660	3.500%, 02/15/39 (m)	660
2,150	3.625%, 08/15/43 (m)	2,164
270	3.750%, 11/15/43 (m)	278
2,225	3.875%, 08/15/40 (m)	2,362
301	U.S. Treasury Note, 2.750%, 11/15/23 (m)	304

	Total U.S. Treasury Obligations (Cost $5,267)	5,768

SHARES	SECURITY DESCRIPTION	VALUE
Common Stock — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
3	Dex Media, Inc. (a) (Cost $764)	19

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased — 0.0% (g)
10	10 Year U.S. Treasury Note, Expiring 03/21/14 at $122.00, American Style	—	(h)
10	Eurodollar, Expiring 09/14/15 at $99.00, American Style	5

	Total Put Options Purchased (Cost $11)	5

NOTIONAL AMOUNT
	Payer Options Purchased on Interest Rate Swaps — 0.0% (g)
262	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A. (r)	14
166	Expiring 06/04/14. If exercised the Fund pays semi-annually 3.250% and receives quarterly floating 3 month LIBOR terminating 06/06/24, European Style. Counterparty: Citibank N.A. (r)	1
143	Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A. (r)	3
293	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services (r)	4

	Total Payer Options Purchased on Interest Rate Swaps (Cost $31)	22

	Total Options Purchased (Cost $42)	27

PRINCIPAL AMOUNT
Short-Term Investments — 24.3%
	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills,
85	0.016%, 07/10/14 (k) (n)	85
560	0.078%, 05/01/14 (k) (n)	560

	Total U.S. Treasury Obligations (Cost $645)	645

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments — Continued
	Investment Company — 24.0%
46,753	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) † (Cost $46,753)	46,753

	Total Short-Term Investments (Cost $47,398)	47,398

	Total Investments — 126.3% (Cost $238,490)	246,009
	Liabilities in Excess of Other Assets — (26.3)%	(51,234)

	NET ASSETS — 100.0%	$194,775

Percentages indicated are based on net assets.

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(2,390)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 03/25/44 (Proceeds received of $2,611)	(2,617)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
33	10 Year U.S. Treasury Note	06/19/14	4,110	16
19	U.S. Long Bond	06/19/14	2,528	28
55	90 Day Eurodollar	03/19/18	13,321	22
	Short Futures Outstanding
(3)	90 Day Eurodollar	06/16/14	(748)	(2)
(15)	10 Year U.S. Treasury Note	06/19/14	(1,868)	(7)
(2)	U.S. Long Bond	06/19/14	(266)	(1)
(18)	5 Year U.S. Treasury Note	06/30/14	(2,158)	(4)
(3)	90 Day Eurodollar	09/15/14	(748)	(2)
(3)	90 Day Eurodollar	12/15/14	(748)	(2)
(18)	90 Day Eurodollar	03/16/15	(4,482)	(9)
(14)	90 Day Eurodollar	06/15/15	(3,481)	(9)
(23)	90 Day Eurodollar	09/14/15	(5,708)	(6)
(31)	90 Day Eurodollar	12/14/15	(7,676)	7
(79)	90 Day Eurodollar	03/14/16	(19,513)	5
(20)	90 Day Eurodollar	06/13/16	(4,927)	(4)
(19)	90 Day Eurodollar	09/19/16	(4,668)	(1)
(7)	90 Day Eurodollar	12/19/16	(1,715)	(1)

				30

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	109

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
59,000	BRL	Credit Suisse International††	05/12/14	24	25	1
21,000	CHF	Union Bank of Switzerland AG	04/28/14	24	24	—	(h)
216,000	NOK	State Street Corp.	03/10/14	35	36	1
216,000	NOK	Union Bank of Switzerland AG	10/03/14	34	36	2
276,000	ZAR	Credit Suisse International	05/12/14	24	25	1
				141	146	5

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
59,000	BRL	Goldman Sachs International††	05/12/14	24	25	(1)
25,000	CAD	Union Bank of Switzerland AG	06/09/14	22	22	— (h)
21,000	CHF	Union Bank of Switzerland AG	04/28/14	23	24	(1)
13,756,000	CLP	Credit Suisse International††	05/12/14	25	25	— (h)
88,000	EUR	Goldman Sachs International	04/10/14	119	121	(2)
64,000	EUR	State Street Corp.	04/10/14	88	88	— (h)
88,000	EUR	Westpac Banking Corp.	04/10/14	119	121	(2)
1,246	EUR	BNP Paribas	04/11/14	2	2	— (h)
1,337	EUR	Citibank, N.A.	04/11/14	2	2	— (h)
1,550	EUR	Merrill Lynch International	04/11/14	2	2	— (h)
251,252	EUR	Union Bank of Switzerland AG	04/11/14	342	346	(4)
96,000	EUR	Union Bank of Switzerland AG	04/30/14	131	133	(2)
216,000	NOK	Union Bank of Switzerland AG	03/10/14	35	35	— (h)
149,000	NOK	BNP Paribas	05/12/14	25	25	— (h)
147,000	NOK	Goldman Sachs International	05/12/14	24	25	(1)
147,000	NOK	Union Bank of Switzerland AG	05/12/14	24	25	(1)
216,000	NOK	State Street Corp.	10/03/14	34	35	(1)
30,000	SGD	Goldman Sachs International	04/15/14	24	24	— (h)
30,000	SGD	Union Bank of Switzerland AG	04/15/14	23	23	— (h)
276,000	ZAR	Barclays Bank plc	05/12/14	25	26	(1)
407,000	ZAR	BNP Paribas	05/12/14	37	38	(1)
280,000	ZAR	Goldman Sachs International	05/12/14	26	26	— (h)
				1,176	1,193	(17)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695%	60	2		(3)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/19	0.901	60	—	(h)	— (h)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/19	0.901	590	(4)		3
Barclays Bank plc:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	60	2		(3)

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695%	60	2		(2)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	80	2		(3)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	120	3		(5)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	30	—	(h)	— (h)
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	03/20/19	0.906	100	(1)		1
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	03/20/19	1.899	60	2		(2)
BNP Paribas:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	60	2		(3)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	60	2		(3)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	90	3		(3)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	30	—	(h)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	30	—	(h)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	170	(2)		2
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	30	—	(h)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	60	(1)		— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	60	(1)		— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	60	(1)		1
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	03/20/19	0.906	600	(4)		10
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	03/20/19	2.028	60	3		(3)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	03/20/19	2.294	60	3		(4)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.632	40	1		(1)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	03/20/19	2.294	70	4		(4)
Credit Suisse International:
DIRECTV Holdings LLC, 5.000%, 03/01/21	1.000% quarterly	06/20/19	1.068	50	—	(h)	— (h)
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.632	80	2		(3)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	60	2		(2)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	60	2		(2)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	70	2		(2)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/19	0.901	60	—	(h)	— (h)

					25		(31)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.537%	60	13	(18)
CDX.EM.20-V1	5.000% quarterly	12/20/18	3.026	370	(35)	41
CMBX.NA.AA.3	0.270% monthly	12/13/49	27.165	260	145	(148)
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.867	EUR 600	(7)	(15)
BNP Paribas:
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.867	EUR 70	(1)	(2)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	63.155	180	57	(153)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	63.155	210	67	(168)
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.867	EUR 70	(1)	(1)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.537	30	7	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.537	60	13	(15)
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	48.353	180	62	(153)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	111

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270% monthly	12/13/49	27.165%	140	78	(81)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	5.067	310	29	(39)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.915	150	1	(24)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.036	300	18	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.036	1,300	75	(443)

					521	(3,325)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.117%		140	(13)	9
CDX.NA.IG.21-V1	1.000% quarterly	12/20/18	0.636		3,750	(71)	57
iTraxx Europe 20.1	5.000% quarterly	12/20/18	2.580	EUR	150	(24)	10

						(108)	76

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.351%	50	1		—	(h)
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	130	1		7
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	30	—	(h)	1
J. C. Penney Company, Inc., 6.375%, 10/15/36	5.000% quarterly	06/20/14	8.137	20	—	(h)	1
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	60	(2)		2
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	30	—	(h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	30	—	(h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	30	—	(h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	60	—	(h)	2
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	60	—	(h)	3
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	60	—	(h)	3
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	170	1		5
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	60	(2)		3
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	60	(2)		3
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	90	(4)		3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.312	20	2		2
Citibank, N.A.:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	50	1		1
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	100	1		2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	120	1		3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	130	1		7
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.638	110	6		4

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Credit Suisse International:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.312%	20	2	2
Deutsche Bank AG, New York:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.351	50	1	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.351	200	5	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.351	250	6	1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.638	130	7	6
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	4.436	130	1	7
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	4.437	100	1	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.437	40	1	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	50	1	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	50	1	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	55	1	—	(h)
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	60	(2)	2
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	60	(2)	2
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	70	(3)	3
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.437	40	1	2
J. C. Penney Company, Inc., 6.375%, 10/15/36	5.000% quarterly	03/20/14	5.181	20	— (h)	—	(h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	100	3	3
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	03/20/14	13.365	20	— (h)	1
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	1.312	60	5	5

					34	101

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	45.849%	260	(183)	181
Citibank, N.A.:
CMBX.NA.AJ.4	0.960% monthly	02/17/51	7.541	350	(68)	113
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	45.849	140	(99)	98
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.224	150	(8)	49

					(358)	441

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	113

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	266	(6)
Barclays Bank plc	1.299% semi-annually	3 month LIBOR quarterly	11/02/16	634	(13)
Barclays Bank plc	2.806% semi-annually	3 month LIBOR quarterly	05/02/43	300	42

					23

Centrally Cleared Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
	1.456% semi-annually	3 month LIBOR quarterly	06/21/18	500	(4)
	1.558% semi-annually	3 month LIBOR quarterly	07/05/18	500	(5)
	2.776% semi-annually	3 month LIBOR quarterly	11/19/23	290	(4)
	1.541% semi-annually	3 month LIBOR quarterly	12/06/18	451	(2)
	3.791% semi-annually	3 month LIBOR quarterly	01/21/44	258	(12)
	3 month LIBOR quarterly	3.978% semi-annually	03/01/46	92	1

					(26)

Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,005	—	(h)
IOS Index 5.0% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	240	—	(h)
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	328	—	(h)
IOS Index 5.0% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	915	(2)
IOS Index 5.0% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	(1)

					(3)

OPTIONS WRITTEN

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$99.000	12/09/14	10	(3)

(Premiums received of $5.)

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note, American Style	$126.500	03/21/14	4	—	(h)

(Premiums received of $1.)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	115

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

ABX	— Asset-Backed Securities Index
ADR	— American Depositary Receipt
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDX	— Credit Default Swap Index
CHF	— Swiss Franc
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of February 28, 2014. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CLO	— Collateralized Loan Obligation
CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
CMO	— Collateralized Mortgage Obligation
EDA	— Economic Development Authority
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2014. The rate may be subject to a cap and floor.

INR	— Indian Rupee
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
KRW	— Korean Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PEN	— Peru Nuevo Sol
PHP	— Philippine Peso
PIK	— Payment-in-Kind
PLN	— Polish Zloty
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S.

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
RUB	— Russian Ruble
SGD	— Singapore Dollar
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2014.
TBA	— To Be Announced

THB	— Thai Baht
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2014.
ZAR	— South African Rand
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Multi-Sector Income Fund	$520
	Strategic Income Opportunities Fund	7,940
	Total Return Fund	360

††	— Non-deliverable forward. See Note 2.E.(3). in the Notes to Financial Statements.
^	— All or a portion of the security is unsettled as of February 28, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of February 28, 2014.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amounts rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	117

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

(Amounts in thousands, except per share amounts)

	Corporate Bond Fund		Emerging Markets Debt Fund		Multi-Sector Income Fund
ASSETS:
Investments in non-affiliates, at value	$631,856		$423,964		$1,581,544
Investments in affiliates, at value	3,768		4,007		167,864
Investments in affiliates — restricted, at value	—		—		520

Total investment securities, at value	635,624		427,971		1,749,928
Restricted cash	—		—		4,060
Cash	64		10		5,256
Foreign currency, at value	73		778		1,005
Deposits at broker for futures contracts	151		—		8,858
Receivables:
Investment securities sold	17,613		11,152		371
Fund shares sold	408		315		4,102
Interest and dividends from non-affiliates	6,453		7,484		18,985
Dividends from affiliates	—	(a)	—	(a)	2
Tax reclaims	—		—		133
Variation margin on futures contracts	219		75		1,052
Unrealized appreciation on forward foreign currency exchange contracts	—	(a)	2,066		3,706
Due from Broker	—		—		90

Total Assets	660,605		449,851		1,797,548

LIABILITIES:
Payables:
Distributions	45		154		—
Investment securities purchased	14,771		4,319		22,215
Fund shares redeemed	93		266		1,264
Unrealized depreciation on forward foreign currency exchange contracts	240		1,100		9,391
Outstanding options written, at fair value	—		109		—
Variation margin on centrally cleared swaps	4		—		—
Outstanding swap contracts, at value	—		16		4,879
Accrued liabilities:
Investment advisory fees	143		206		496
Administration fees	5		—		—
Shareholder servicing fees	6		38		318
Distribution fees	12		18		20
Custodian and accounting fees	25		39		88
Collateral management fees	—	(a)	1		3
Trustees’ and Chief Compliance Officer’s fees	1		—	(a)	—	(a)
Other	23		116		139

Total Liabilities	15,368		6,382		38,813

Net Assets	$645,237		$443,469		$1,758,735

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Corporate Bond Fund	Emerging Markets Debt Fund	Multi-Sector Income Fund
NET ASSETS:
Paid-in-Capital	$642,216	$491,843	$1,726,136
Accumulated undistributed (distributions in excess of) net investment income	982	946	9,076
Accumulated net realized gains (losses)	(2,880)	(54,837)	(20,629)
Net unrealized appreciation (depreciation)	4,919	5,517	44,152

Total Net Assets	$645,237	$443,469	$1,758,735

Net Assets:
Class A	$66,183	$59,212	$101,255
Class C	60	12,319	1,332
Class R2	—	—	56
Class R5	—	213	4,065
Class R6	564,881	244,485	62,084
Select Class	14,113	127,240	1,589,943

Total	$645,237	$443,469	$1,758,735

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	6,732	7,207	9,771
Class C	6	1,503	129
Class R2	—	—	5
Class R5	—	26	392
Class R6	57,379	29,672	5,984
Select Class	1,434	15,465	153,292

Net Asset Value (a):
Class A — Redemption price per share	$9.83	$8.22	$10.36
Class C — Offering price per share (b)	9.84	8.20	10.33
Class R2 — Offering and redemption price per share	—	—	10.36
Class R5 — Offering and redemption price per share	—	8.28	10.38
Class R6 — Offering and redemption price per share	9.84	8.24	10.38
Select Class — Offering and redemption price per share	9.84	8.23	10.37
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.21	$8.54	$10.76

Cost of investments in non-affiliates	$626,039	$419,292	$1,525,790
Cost of investments in affiliates	3,768	4,007	167,864
Cost of investments in affiliates — restricted	—	—	520
Cost of foreign currency	71	785	984
Premiums paid on swaps	—	—	357
Premiums received on swaps	1,030	—	3,846
Premiums received from options written	—	150	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	119

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands, except per share amounts)

	Real Return Fund		Strategic Income Opportunities Fund	Total Return Fund
ASSETS:
Investments in non-affiliates, at value	$83,915		$10,176,971	$199,256
Investments in affiliates, at value	5,976		15,403,372	46,393
Investments in affiliates — restricted, at value	—		7,940	360

Total investment securities, at value	89,891		25,588,283	246,009
Restricted cash	—		10	—
Cash	83		4,387	—
Foreign currency, at value	12		4,219	41
Deposits at broker for futures contracts	24		—	—
Receivables:
Investment securities sold	4,287		25,308	18
Investment securities sold — delayed delivery securities	—		296,033	3,462
Fund shares sold	—		145,818	688
Interest and dividends from non-affiliates	159		146,279	1,581
Dividends from affiliates	—	(a)	177	—	(a)
Tax reclaims	—		322	—	(a)
Variation margin on futures contracts	9		3,089	6
Variation margin on centrally cleared swaps	—		—	1
Unrealized appreciation on forward foreign currency exchange contracts	58		1,488	5
Outstanding swap contracts, at value	24		52,431	697
Prepaid expenses and other assets	—		—	37

Total Assets	94,547		26,267,844	252,545

LIABILITIES:
Payables:
Distributions	—		16,225	369
TBA short commitment, at value	—		222,626	2,617
Investment securities purchased	4,126		211,595	77
Investment securities purchased — delayed delivery securities	—		73,829	53,785
Fund shares redeemed	228		42,096	231
Variation margin on centrally cleared swaps	—		3	—
Unrealized depreciation on forward foreign currency exchange contracts	112		4,349	17
Outstanding options written, at fair value	—		723	3
Outstanding swap contracts, at value	—		48,091	455
Accrued liabilities:
Investment advisory fees	17		6,220	35
Administration fees	—		78	—
Shareholder servicing fees	2		3,822	17
Distribution fees	11		2,018	12
Custodian and accounting fees	25		290	40
Collateral management fees	1		12	5
Trustees’ and Chief Compliance Officer’s fees	—	(a)	2	—	(a)
Other	76		2,531	107

Total Liabilities	4,598		634,510	57,770

Net Assets	$89,949		$25,633,334	$194,775

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund
NET ASSETS:
Paid-in-Capital	$86,662	$25,265,220	$189,032
Accumulated undistributed (distributions in excess of) net investment income	(15)	16,302	122
Accumulated net realized gains (losses)	(702)	(25,574)	721
Net unrealized appreciation (depreciation)	4,004	377,386	4,900

Total Net Assets	$89,949	$25,633,334	$194,775

Net Assets:
Class A	$15,774	$5,004,804	$35,968
Class C	13,166	1,877,626	10,199
Class R5	—	448,053	1,834
Institutional Class	59,686	—	—
Select Class	1,323	18,302,851	146,774

Total	$89,949	$25,633,334	$194,775

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,599	420,301	3,591
Class C	1,360	157,960	1,021
Class R5	—	37,500	183
Institutional Class	5,977	—	—
Select Class	133	1,533,190	14,628

Net Asset Value (a):
Class A — Redemption price per share	$9.87	$11.91	$10.02
Class C — Offering price per share (b)	9.68	11.89	9.99
Class R5 — Offering and redemption price per share	—	11.95	10.03
Institutional Class — Offering and redemption price per share	9.99	—	—
Select Class — Offering and redemption price per share	9.95	11.94	10.03
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.25	$12.37	$10.41

Cost of investments in non-affiliates	$79,848	$9,789,090	$191,737
Cost of investments in affiliates	5,976	15,403,372	46,393
Cost of investments in affiliates — restricted	—	7,940	360
Cost of foreign currency	12	4,094	40
Proceeds received from short TBAs	—	222,101	2,611
Premiums paid on swaps	—	73,205	3,414
Premiums received on swaps	—	90,486	676
Premiums received from options written	—	1,621	6

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	121

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014

(Amounts in thousands)

	Corporate Bond Fund (a)	Emerging Markets Debt Fund	Multi-Sector Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$13,812	$34,440	$72,777
Interest income from affiliates	—	5	— (b)
Dividend income from non-affiliates	73	—	146
Dividend income from affiliates	7	7	72
Foreign taxes withheld	—	(6)	—

Total investment income	13,892	34,446	72,995

EXPENSES:
Investment advisory fees	1,263	4,113	7,544
Administration fees	353	493	1,407
Distribution fees:
Class A	51	174	125
Class C	— (b)	133	6
Class R2	—	—	— (b)
Shareholder servicing fees:
Class A	51	174	125
Class C	— (b)	45	2
Class R2	—	—	— (b)
Class R5	—	21	— (b)
Select Class	64	394	3,904
Custodian and accounting fees	73	133	267
Interest expense to affiliates	—	4	1
Professional fees	121	115	131
Collateral management fees	1	4	10
Trustees’ and Chief Compliance Officer’s fees	4	7	17
Printing and mailing costs	10	32	43
Registration and filing fees	20	75	122
Transfer agent fees	28	211	125
Offering costs	73	—	—
Other	10	13	24

Total expenses	2,122	6,141	13,853

Less amounts waived	(383)	(841)	(1,755)
Less earnings credits	— (b)	—	(1)
Less expense reimbursements	(1)	—	—

Net expenses	1,738	5,300	12,097

Net investment income (loss)	12,154	29,146	60,898

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,071)	(21,003)	(7,990)
Futures	1,179	54	(4,964)
Foreign currency transactions	(119)	(937)	(10,442)
Options written	—	70	—
Swaps	13	(17)	6,123

Net realized gain (loss)	(2,998)	(21,833)	(17,273)

Distributions of capital gains received from investment company affiliates	— (b)	— (b)	2
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	5,817	(36,686)	27,042
Futures	(338)	(341)	(1,399)
Foreign currency translations	(233)	132	(8,565)
Options written	—	41	—
Swaps	(327)	13	(2,247)

Change in net unrealized appreciation/depreciation	4,919	(36,841)	14,831

Net realized/unrealized gains (losses)	1,921	(58,674)	(2,440)

Change in net assets resulting from operations	$14,075	$(29,528)	$58,458

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,127	$602,753	$8,049
Interest income from affiliates	—	14	— (a)
Dividend income from non-affiliates	—	12,610	—
Dividend income from affiliates	1	3,045	15
Foreign taxes withheld	(3)	—	—

Total investment income	3,125	618,422	8,064

EXPENSES:
Investment advisory fees	496	90,783	611
Administration fees	119	16,919	171
Distribution fees:
Class A	66	9,570	55
Class C	195	12,008	84
Shareholder servicing fees:
Class A	66	9,570	55
Class C	65	4,002	28
Class R5	—	166	1
Institutional Class	83	—	—
Select Class	15	36,033	423
Custodian and accounting fees	73	832	105
Interest expense to affiliates	—	1	— (a)
Professional fees	79	414	127
Collateral management fees	4	39	16
Trustees’ and Chief Compliance Officer’s fees	2	196	3
Printing and mailing costs	12	805	10
Registration and filing fees	46	678	57
Transfer agent fees	57	9,663	46
Other	8	250	29

Total expenses	1,386	191,929	1,821

Less amounts waived	(378)	(40,713)	(460)
Less earnings credits	—	(1)	— (a)

Net expenses	1,008	151,215	1,361

Net investment income (loss)	2,117	467,207	6,703

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(312)	105,294	1,450
Futures	369	3,890	(72)
Foreign currency transactions	(78)	(6,288)	6
Options written	—	3,029	15
Swaps	(406)	6,961	630

Net realized gain (loss)	(427)	112,886	2,029

Distributions of capital gains received from investment company affiliates	— (b)	151	— (b)
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(14,315)	(27,782)	(6,028)
Futures	(20)	5,626	41
Foreign currency translations	(62)	(10,072)	(22)
Options written	—	898	3
Swaps	24	(39,701)	(778)
Unfunded commitments	—	(15)	—

Change in net unrealized appreciation/depreciation	(14,373)	(71,046)	(6,784)

Net realized/unrealized gains (losses)	(14,800)	41,991	(4,755)

Change in net assets resulting from operations	$(12,683)	$509,198	$1,948

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	123

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Corporate Bond Fund	Emerging Markets Debt Fund
	Period Ended 2/28/2014 (a)	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,154	$29,146	$33,793
Net realized gain (loss)	(2,998)	(21,833)	38,044
Change in net unrealized appreciation/depreciation	4,919	(36,841)	8,293

Change in net assets resulting from operations	14,075	(29,528)	80,130

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(508)	(3,399)	(3,344)
Class C
From net investment income	(1)	(768)	(827)
Class R5
From net investment income	—	(2,137)	(10,682)
Class R6
From net investment income	(9,962)	(16,246)	(10,291)
Select Class
From net investment income	(583)	(7,778)	(12,396)

Total distributions to shareholders	(11,054)	(30,328)	(37,540)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	642,216	(139,573)	(20,035)

NET ASSETS:
Change in net assets	645,237	(199,429)	22,555
Beginning of period	—	642,898	620,343

End of period	$645,237	$443,469	$642,898

Accumulated undistributed (distributions in excess of) net investment income	$982	$946	$3,134

(a)	Commencement of operations was March 1, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Multi-Sector Income Fund		Real Return Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$60,898	$36,286	$2,117	$1,752
Net realized gain (loss)	(17,273)	(10,696)	(427)	2,101
Distributions of capital gains received from investment company affiliates	2	—	—	—
Change in net unrealized appreciation/depreciation	14,831	14,398	(14,373)	2,156

Change in net assets resulting from operations	58,458	39,988	(12,683)	6,009

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,253)	(65)	(259)	(541)
From net realized gains	—	—	(99)	(804)
Class C
From net investment income	(14)	(11)	(165)	(539)
From net realized gains	—	—	(97)	(936)
Class R2
From net investment income	(1)	(2)	—	—
Class R5
From net investment income	(2)	(2)	—	—
Class R6
From net investment income	(1,786)	(2,602)	—	—
Institutional Class
From net investment income	—	—	(873)	(856)
From net realized gains	—	—	(391)	(1,584)
Select Class
From net investment income	(39,953)	(32,793)	(73)	(93)
From net realized gains	—	—	(15)	(160)

Total distributions to shareholders	(43,009)	(35,475)	(1,972)	(5,513)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	269,261	761,504	(80,026)	27,256

NET ASSETS:
Change in net assets	284,710	766,017	(94,681)	27,752
Beginning of period	1,474,025	708,008	184,630	156,878

End of period	$1,758,735	$1,474,025	$89,949	$184,630

Accumulated undistributed (distributions in excess of) net investment income	$9,076	$3,095	$(15)	$(590)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	125

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund		Total Return Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$467,207	$458,846	$6,703	$8,230
Net realized gain (loss)	112,886	60,324	2,029	3,791
Distributions of capital gains received from investment company affiliates	151	—	—	—
Change in net unrealized appreciation/depreciation	(71,046)	327,501	(6,784)	4,506

Change in net assets resulting from operations	509,198	846,671	1,948	16,527

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(77,485)	(73,252)	(751)	(455)
From net realized gains	—	(644)	(341)	(173)
Class C
From net investment income	(25,023)	(32,465)	(291)	(218)
From net realized gains	—	(330)	(148)	(96)
Class R5
From net investment income	(8,172)	(9,500)	(38)	(6)
From net realized gains	—	(83)	(18)	(1)
Select Class
From net investment income	(325,403)	(337,197)	(5,539)	(7,486)
From net realized gains	—	(2,741)	(2,144)	(1,886)

Total distributions to shareholders	(436,083)	(456,212)	(9,270)	(10,321)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	10,826,987	1,290,846	(52,962)	(2,497)

NET ASSETS:
Change in net assets	10,900,102	1,681,305	(60,284)	3,709
Beginning of period	14,733,232	13,051,927	255,059	251,350

End of period	$25,633,334	$14,733,232	$194,775	$255,059

Accumulated undistributed (distributions in excess of) net investment income	$16,302	$15,025	$122	$196

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Corporate Bond Fund	Emerging Markets Debt Fund
	Period Ended 2/28/2014 (a)	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$69,110	$52,936	$51,503
Distributions reinvested	267	2,202	3,116
Cost of shares redeemed	(4,832)	(59,748)	(47,533)

Change in net assets resulting from Class A capital transactions	$64,545	$(4,610)	$7,086

Class C
Proceeds from shares issued	$60	$4,662	$12,084
Distributions reinvested	1	697	739
Cost of shares redeemed	—	(13,150)	(4,671)

Change in net assets resulting from Class C capital transactions	$61	$(7,791)	$8,152

Class R5
Proceeds from shares issued	$—	$11,805	$109,722
Distributions reinvested	—	2,137	10,681
Cost of shares redeemed	—	(66,284)	(390,057)

Change in net assets resulting from Class R5 capital transactions	$—	$(52,342)	$(269,654)

Class R6
Proceeds from shares issued	$556,312	$169,147	$384,495
Distributions reinvested	9,932	16,246	10,291
Cost of shares redeemed	(3,666)	(185,961)	(131,953)

Change in net assets resulting from Class R6 capital transactions	$562,578	$(568)	$262,833

Select Class
Proceeds from shares issued	$42,543	$104,751	$87,059
Distributions reinvested	580	3,076	2,893
Cost of shares redeemed	(28,091)	(182,089)	(118,404)

Change in net assets resulting from Select Class capital transactions	$15,032	$(74,262)	$(28,452)

Total change in net assets resulting from capital transactions	$642,216	$(139,573)	$(20,035)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	127

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Corporate Bond Fund	Emerging Markets Debt Fund
	Period Ended 2/28/2014 (a)	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	7,205	6,244	5,806
Reinvested	28	262	358
Redeemed	(501)	(7,222)	(5,439)

Change in Class A Shares	6,732	(716)	725

Class C
Issued	6	540	1,370
Reinvested	— (b)	83	85
Redeemed	—	(1,586)	(531)

Change in Class C Shares	6	(963)	924

Class R5
Issued	—	1,379	12,839
Reinvested	—	250	1,255
Redeemed	—	(8,107)	(44,939)

Change in Class R5 Shares	—	(6,478)	(30,845)

Class R6
Issued	56,735	20,093	43,767
Reinvested	1,028	1,937	1,146
Redeemed	(384)	(22,808)	(14,463)

Change in Class R6 Shares	57,379	(778)	30,450

Select Class
Issued	4,289	12,580	9,894
Reinvested	60	370	333
Redeemed	(2,915)	(21,346)	(13,403)

Change in Select Class Shares	1,434	(8,396)	(3,176)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Multi-Sector Income Fund		Real Return Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$128,946	$2,482	$2,872	$11,327
Distributions reinvested	566	64	353	1,288
Cost of shares redeemed	(32,609)	(1,262)	(25,274)	(15,142)

Change in net assets resulting from Class A capital transactions	$96,903	$1,284	$(22,049)	$(2,527)

Class C
Proceeds from shares issued	$991	$470	$1,707	$8,724
Distributions reinvested	14	11	257	1,444
Cost of shares redeemed	(362)	(96)	(31,136)	(16,255)

Change in net assets resulting from Class C capital transactions	$643	$385	$(29,172)	$(6,087)

Class R2
Proceeds from shares issued	$— (a)	$—	$—	$—
Distributions reinvested	1	2	—	—

Change in net assets resulting from Class R2 capital transactions	$1	$2	$—	$—

Class R5
Proceeds from shares issued	$3,985	$—	$—	$—
Distributions reinvested	2	2	—	—

Change in net assets resulting from Class R5 capital transactions	$3,987	$2	$—	$—

Class R6
Proceeds from shares issued	$56,890	$50,090	$—	$—
Distributions reinvested	223	221	—	—
Cost of shares redeemed	(83,664)	(31,650)	—	—

Change in net assets resulting from Class R6 capital transactions	$(26,551)	$18,661	$—	$—

Institutional Class
Proceeds from shares issued	$—	$—	$28,109	$42,728
Distributions reinvested	—	—	1,264	2,429
Cost of shares redeemed	—	—	(51,284)	(13,024)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$(21,911)	$32,133

Select Class
Proceeds from shares issued	$1,157,159	$1,057,919	$1,903	$7,349
Distributions reinvested	580	145	75	156
Cost of shares redeemed	(963,461)	(316,894)	(8,872)	(3,768)

Change in net assets resulting from Select Class capital transactions	$194,278	$741,170	$(6,894)	$3,737

Total change in net assets resulting from capital transactions	$269,261	$761,504	$(80,026)	$27,256

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	129

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Multi-Sector Income Fund			Real Return Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013		Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	12,641	245		276	1,055
Reinvested	56	6		35	120
Redeemed	(3,182)	(124)		(2,517)	(1,409)

Change in Class A Shares	9,515	127		(2,206)	(234)

Class C
Issued	97	47		165	822
Reinvested	1	2		25	136
Redeemed	(36)	(10)		(3,151)	(1,533)

Change in Class C Shares	62	39		(2,961)	(575)

Class R2
Issued	— (a)	—		—	—
Reinvested	— (a)	—	(a)	—	—

Change in Class R2 Shares	— (a)	—	(a)	—	—

Class R5
Issued	387	—		—	—
Reinvested	— (a)	—	(a)	—	—

Change in Class R5 Shares	387	—	(a)	—	—

Class R6
Issued	5,572	4,906		—	—
Reinvested	22	22		—	—
Redeemed	(8,251)	(3,108)		—	—

Change in Class R6 Shares	(2,657)	1,820		—	—

Institutional Class
Issued	—	—		2,742	3,930
Reinvested	—	—		124	224
Redeemed	—	—		(5,196)	(1,199)

Change in Institutional Class Shares	—	—		(2,330)	2,955

Select Class
Issued	112,967	103,794		182	680
Reinvested	57	15		7	14
Redeemed	(94,899)	(31,131)		(885)	(346)

Change in Select Class Shares	18,125	72,678		(696)	348

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Strategic Income Opportunities Fund		Total Return Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,536,419	$958,288	$31,222	$24,035
Distributions reinvested	71,959	66,570	1,041	567
Cost of shares redeemed	(1,100,604)	(813,227)	(18,082)	(7,466)

Change in net assets resulting from Class A capital transactions	$2,507,774	$211,631	$14,181	$17,136

Class C
Proceeds from shares issued	$929,886	$315,575	$5,794	$10,336
Distributions reinvested	20,622	26,704	351	223
Cost of shares redeemed	(338,272)	(284,818)	(8,061)	(2,371)

Change in net assets resulting from Class C capital transactions	$612,236	$57,461	$(1,916)	$8,188

Class R5
Proceeds from shares issued	$277,318	$207,154	$1,339	$698
Distributions reinvested	5,933	8,264	56	6
Cost of shares redeemed	(116,464)	(69,119)	(288)	(19)

Change in net assets resulting from Class R5 capital transactions	$166,787	$146,299	$1,107	$685

Select Class
Proceeds from shares issued	$11,473,756	$3,835,166	$33,781	$48,790
Distributions reinvested	143,686	141,386	251	232
Cost of shares redeemed	(4,077,252)	(3,101,097)	(100,366)	(77,528)

Change in net assets resulting from Select Class capital transactions	$7,540,190	$875,455	$(66,334)	$(28,506)

Total change in net assets resulting from capital transactions	$10,826,987	$1,290,846	$(52,962)	$(2,497)

SHARE TRANSACTIONS:
Class A
Issued	297,563	81,726	3,109	2,326
Reinvested	6,063	5,707	104	55
Redeemed	(92,684)	(69,669)	(1,788)	(722)

Change in Class A Shares	210,942	17,764	1,425	1,659

Class C
Issued	78,459	26,920	573	1,003
Reinvested	1,740	2,292	35	22
Redeemed	(28,534)	(24,468)	(801)	(231)

Change in Class C Shares	51,665	4,744	(193)	794

Class R5
Issued	23,286	17,874	133	67
Reinvested	498	705	6	1
Redeemed	(9,774)	(5,837)	(29)	(2)

Change in Class R5 Shares	14,010	12,742	110	66

Select Class
Issued	964,196	325,913	3,362	4,716
Reinvested	12,077	12,087	25	22
Redeemed	(342,371)	(264,874)	(9,916)	(7,520)

Change in Select Class Shares	633,902	73,126	(6,529)	(2,782)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income
Corporate Bond Fund
Class A
March 1, 2013 (g) through February 28, 2014	$10.00	$0.26	(h)(i)	$(0.22)	$0.04		$(0.21)

Class C
March 1, 2013 (g) through February 28, 2014	10.00	0.19	(h)(i)	(0.19)	—	(k)	(0.16)

Class R6
March 1, 2013 (g) through February 28, 2014	10.00	0.28	(h)(i)	(0.20)	0.08		(0.24)

Select Class
March 1, 2013 (g) through February 28, 2014	10.00	0.25	(h)(i)	(0.18)	0.07		(0.23)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.
(i)	Net investment income (loss) per share rates are disproportionate between the classes due to the size of net assets and fixed expenses.
(j)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.
(k)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)(e)	Net investment income (loss) (e)		Expenses without waivers, reimbursements and earnings credits (e)	Portfolio turnover rate (b)(f)

$9.83	0.43%	$66,183	0.74%	2.73	%(j)	0.96%	77%

9.84	0.02	60	1.24	1.95	(j)	1.54	77

9.84	0.82	564,881	0.39	2.91	(j)	0.46	77

9.84	0.72	14,113	0.49	2.65	(j)	0.79	77

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Debt Fund
Class A
Year Ended February 28, 2014	$9.02	$0.39	(f)	$(0.78)	$(0.39)	$(0.41)	$—
Year Ended February 28, 2013	8.47	0.41	(f)	0.60	1.01	(0.46)	—
Year Ended February 29, 2012	7.94	0.45	(f)	0.54	0.99	(0.46)	—	(g)
Year Ended February 28, 2011	7.54	0.42	(f)	0.41	0.83	(0.43)	—	(g)
Year Ended February 28, 2010	5.56	0.38		2.00	2.38	(0.40)	—	(g)

Class C
Year Ended February 28, 2014	9.00	0.35	(f)	(0.78)	(0.43)	(0.37)	—
Year Ended February 28, 2013	8.46	0.37	(f)	0.60	0.97	(0.43)	—
Year Ended February 29, 2012	7.93	0.41	(f)	0.55	0.96	(0.43)	—	(g)
Year Ended February 28, 2011	7.54	0.38	(f)	0.40	0.78	(0.39)	—	(g)
Year Ended February 28, 2010	5.55	0.37		1.98	2.35	(0.36)	—	(g)

Class R5
Year Ended February 28, 2014	9.04	0.42	(f)	(0.78)	(0.36)	(0.40)	—
Year Ended February 28, 2013	8.49	0.45	(f)	0.60	1.05	(0.50)	—
Year Ended February 29, 2012	7.95	0.48	(f)	0.56	1.04	(0.50)	—	(g)
Year Ended February 28, 2011	7.55	0.46	(f)	0.40	0.86	(0.46)	—	(g)
Year Ended February 28, 2010	5.56	0.42		2.00	2.42	(0.43)	—	(g)

Class R6
Year Ended February 28, 2014	9.04	0.43	(f)	(0.78)	(0.35)	(0.45)	—
July 2, 2012 (j) through February 28, 2013	8.45	0.30	(f)	0.59	0.89	(0.30)	—

Select Class
Year Ended February 28, 2014	9.03	0.41	(f)	(0.78)	(0.37)	(0.43)	—
Year Ended February 28, 2013	8.48	0.43	(f)	0.61	1.04	(0.49)	—
Year Ended February 29, 2012	7.94	0.47	(f)	0.55	1.02	(0.48)	—	(g)
Year Ended February 28, 2011	7.54	0.44	(f)	0.41	0.85	(0.45)	—	(g)
Year Ended February 28, 2010	5.56	0.49		1.91	2.40	(0.42)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Includes interest expense of 0.19%, 0.18%, 0.18%, and 0.17%, respectively.
(i)	Includes interest expense of less than 0.01%.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.22	(4.36)%	$59,212	1.25%		4.64%	1.39%	120%
9.02	12.29	71,430	1.25		4.67	1.38	152
8.47	12.95	60,961	1.25		5.49	1.40	124
7.94	11.15	71,749	1.26		5.26	1.45	126
7.54	43.46	19,711	1.59	(h)	5.73	1.70	124

8.20	(4.83)	12,319	1.74		4.10	1.88	120
9.00	11.70	22,183	1.75		4.16	1.88	152
8.46	12.50	13,037	1.75		4.99	1.90	124
7.93	10.48	8,590	1.77		4.77	1.95	126
7.54	43.03	5,561	2.08	(h)	5.46	2.20	124

8.28	(3.96)	213	0.79		4.89	0.93	120
9.04	12.73	58,797	0.81	(i)	5.25	0.94	152
8.49	13.50	317,075	0.79		5.95	0.95	124
7.95	11.63	181,721	0.82		5.74	1.00	126
7.55	44.27	54,699	1.13	(h)	6.35	1.26	124

8.24	(3.90)	244,485	0.74		5.14	0.89	120
9.04	10.65	275,138	0.74		5.02	0.88	152

8.23	(4.13)	127,240	0.99		4.89	1.14	120
9.03	12.56	215,350	1.00		4.93	1.13	152
8.48	13.32	229,270	1.00		5.73	1.15	124
7.94	11.42	204,624	1.04		5.56	1.21	126
7.54	43.80	107,201	1.32	(h)	6.57	1.44	124

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Multi-Sector Income Fund
Class A
Year Ended February 28, 2014	$10.22	$0.36	(f)	$0.02	(j)	$0.38	$(0.24)
Year Ended February 28, 2013	10.19	0.32	(f)	0.03	(j)	0.35	(0.32)
Year Ended February 29, 2012	10.06	0.41	(f)	—	(g)	0.41	(0.28)
December 1, 2010 (h) through February 28, 2011	10.00	0.07	(f)	0.03		0.10	(0.04)

Class C
Year Ended February 28, 2014	10.20	0.30	(f)	0.03	(j)	0.33	(0.20)
Year Ended February 28, 2013	10.18	0.27	(f)	0.04	(j)	0.31	(0.29)
Year Ended February 29, 2012	10.06	0.31	(f)	0.05		0.36	(0.24)
December 1, 2010 (h) through February 28, 2011	10.00	0.06	(f)	0.03		0.09	(0.03)

Class R2
Year Ended February 28, 2014	10.22	0.32	(f)	0.04	(j)	0.36	(0.22)
Year Ended February 28, 2013	10.19	0.30	(f)	0.03	(j)	0.33	(0.30)
Year Ended February 29, 2012	10.06	0.32	(f)	0.07		0.39	(0.26)
December 1, 2010 (h) through February 28, 2011	10.00	0.06	(f)	0.04		0.10	(0.04)

Class R5
Year Ended February 28, 2014	10.23	0.47	(f)	(0.04)		0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38	(f)	0.03		0.41	(0.37)
Year Ended February 29, 2012	10.06	0.39	(f)	0.06		0.45	(0.32)
December 1, 2010 (h) through February 28, 2011	10.00	0.08	(f)	0.03		0.11	(0.05)

Class R6
Year Ended February 28, 2014	10.23	0.39	(f)	0.04	(j)	0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38	(f)	0.03		0.41	(0.37)
November 1, 2011 (i) through February 29, 2012	9.99	0.16	(f)	0.22		0.38	(0.18)

Select Class
Year Ended February 28, 2014	10.23	0.37	(f)	0.03	(j)	0.40	(0.26)
Year Ended February 28, 2013	10.19	0.35	(f)	0.04		0.39	(0.35)
Year Ended February 29, 2012	10.06	0.38	(f)	0.05		0.43	(0.30)
December 1, 2010 (h) through February 28, 2011	10.00	0.07	(f)	0.04		0.11	(0.05)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of operations.
(i)	Commencement of offering of class of shares.
(j)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.36	3.81%	$101,255	0.97%	3.54%	1.09%	106%
10.22	3.56	2,620	0.96	3.18	1.08	269
10.19	4.13	1,315	0.97	4.03	1.16	185
10.06	1.02	50	1.00	2.81	2.61	33

10.33	3.26	1,332	1.47	2.92	1.58	106
10.20	3.07	677	1.46	2.70	1.58	269
10.18	3.63	288	1.46	3.12	1.67	185
10.06	0.90	53	1.50	2.31	3.00	33

10.36	3.55	56	1.22	3.13	1.33	106
10.22	3.34	54	1.21	3.00	1.33	269
10.19	3.90	53	1.22	3.23	1.50	185
10.06	0.96	50	1.25	2.56	2.82	33

10.38	4.29	4,065	0.50	4.54	0.67	106
10.23	4.09	55	0.51	3.70	0.63	269
10.19	4.56	53	0.52	3.93	0.80	185
10.06	1.13	51	0.55	3.25	2.33	33

10.38	4.31	62,084	0.47	3.86	0.58	106
10.23	4.14	88,369	0.46	3.76	0.58	269
10.19	3.87	69,505	0.45	4.86	0.64	185

10.37	3.99	1,589,943	0.72	3.63	0.83	106
10.23	3.91	1,382,250	0.71	3.47	0.83	269
10.19	4.37	636,794	0.71	3.85	0.89	185
10.06	1.09	89,727	0.75	2.83	2.44	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Real Return Fund
Class A
Year Ended February 28, 2014	$10.68	$0.17	(d)	$(0.86)	$(0.69)	$(0.08)	$(0.04)	$(0.12)
Year Ended February 28, 2013	10.63	0.13	(d)	0.25	0.38	(0.13)	(0.20)	(0.33)
Year Ended February 29, 2012	9.66	0.26	(d)	1.06	1.32	(0.35)	—	(0.35)
Year Ended February 28, 2011	9.29	0.21		0.37	0.58	(0.21)	—	(0.21)
Year Ended February 28, 2010	8.63	0.27		0.72	0.99	(0.33)	—	(0.33)

Class C
Year Ended February 28, 2014	10.51	0.12	(d)	(0.86)	(0.74)	(0.05)	(0.04)	(0.09)
Year Ended February 28, 2013	10.51	0.06	(d)	0.25	0.31	(0.11)	(0.20)	(0.31)
Year Ended February 29, 2012	9.59	0.20	(d)	1.03	1.23	(0.31)	—	(0.31)
Year Ended February 28, 2011	9.22	0.15		0.38	0.53	(0.16)	—	(0.16)
Year Ended February 28, 2010	8.58	0.24		0.69	0.93	(0.29)	—	(0.29)

Institutional Class
Year Ended February 28, 2014	10.80	0.15	(d)	(0.82)	(0.67)	(0.10)	(0.04)	(0.14)
Year Ended February 28, 2013	10.72	0.12	(d)	0.30	0.42	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.74	0.28	(d)	1.06	1.34	(0.36)	—	(0.36)
Year Ended February 28, 2011	9.35	0.22		0.41	0.63	(0.24)	—	(0.24)
Year Ended February 28, 2010	8.68	0.39		0.64	1.03	(0.36)	—	(0.36)

Select Class
Year Ended February 28, 2014	10.76	0.21	(d)	(0.88)	(0.67)	(0.10)	(0.04)	(0.14)
Year Ended February 28, 2013	10.70	0.11	(d)	0.29	0.40	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.71	0.40	(d)	0.93	1.33	(0.34)	—	(0.34)
Year Ended February 28, 2011	9.33	0.26		0.35	0.61	(0.23)	—	(0.23)
Year Ended February 28, 2010	8.66	0.33		0.69	1.02	(0.35)	—	(0.35)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.87	(6.43)%	$15,774	0.75%	1.63%	1.13%	60%
10.68	3.65	40,628	0.75	1.22	1.10	42
10.63	13.96	42,914	0.75	2.51	1.13	86
9.66	6.34	29,341	0.75	2.18	1.05	48
9.29	11.59	32,408	0.85	2.76	1.13	24

9.68	(7.07)	13,166	1.40	1.16	1.62	60
10.51	3.01	45,401	1.40	0.60	1.60	42
10.51	13.10	51,438	1.40	2.00	1.63	86
9.59	5.76	40,874	1.40	1.52	1.54	48
9.22	11.00	44,774	1.38	1.91	1.61	24

9.99	(6.20)	59,686	0.50	1.52	0.74	60
10.80	3.98	89,677	0.50	1.14	0.70	42
10.72	14.11	57,378	0.50	2.68	0.73	86
9.74	6.75	26,591	0.50	2.49	0.65	48
9.35	11.99	36,440	0.48	3.72	0.80	24

9.95	(6.28)	1,323	0.60	2.05	0.87	60
10.76	3.78	8,924	0.60	1.02	0.85	42
10.70	14.04	5,148	0.60	3.97	0.87	86
9.71	6.57	38,118	0.60	2.62	0.80	48
9.33	11.91	60,951	0.62	3.54	0.94	24

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Income Opportunities Fund
Class A
Year Ended February 28, 2014	$11.88	$0.25	$0.02	$0.27	$(0.24)	$—	$(0.24)
Year Ended February 28, 2013	11.53	0.38	0.35	0.73	(0.38)	— (d)	(0.38)
Year Ended February 29, 2012	11.99	0.30	(0.29)	0.01	(0.30)	(0.17)	(0.47)
Year Ended February 28, 2011	11.56	0.33	0.43	0.76	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2010	9.96	0.41	1.66	2.07	(0.41)	(0.06)	(0.47)

Class C
Year Ended February 28, 2014	11.86	0.20	0.02	0.22	(0.19)	—	(0.19)
Year Ended February 28, 2013	11.52	0.33	0.34	0.67	(0.33)	— (d)	(0.33)
Year Ended February 29, 2012	11.98	0.24	(0.29)	(0.05)	(0.24)	(0.17)	(0.41)
Year Ended February 28, 2011	11.55	0.27	0.44	0.71	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2010	9.96	0.36	1.66	2.02	(0.37)	(0.06)	(0.43)

Class R5
Year Ended February 28, 2014	11.91	0.31	0.02	0.33	(0.29)	—	(0.29)
Year Ended February 28, 2013	11.56	0.44	0.34	0.78	(0.43)	— (d)	(0.43)
Year Ended February 29, 2012	12.02	0.33	(0.27)	0.06	(0.35)	(0.17)	(0.52)
Year Ended February 28, 2011	11.59	0.36	0.45	0.81	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2010	9.97	0.45	1.68	2.13	(0.45)	(0.06)	(0.51)

Select Class
Year Ended February 28, 2014	11.90	0.28	0.03	0.31	(0.27)	—	(0.27)
Year Ended February 28, 2013	11.56	0.41	0.34	0.75	(0.41)	— (d)	(0.41)
Year Ended February 29, 2012	12.01	0.33	(0.28)	0.05	(0.33)	(0.17)	(0.50)
Year Ended February 28, 2011	11.58	0.35	0.44	0.79	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2010	9.97	0.43	1.67	2.10	(0.43)	(0.06)	(0.49)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.91	2.32%	$5,004,804	0.90%	2.16%	1.10%	216%
11.88	6.47	2,486,635	0.91	3.31	1.08	325
11.53	0.13	2,209,265	0.88	2.53	1.09	206
11.99	6.70	2,421,215	0.88	2.83	1.08	97
11.56	21.06	1,353,000	0.91	3.54	1.08	60

11.89	1.85	1,877,626	1.40	1.68	1.60	216
11.86	5.91	1,260,822	1.41	2.81	1.58	325
11.52	(0.36)	1,169,989	1.38	2.04	1.59	206
11.98	6.20	1,141,148	1.38	2.34	1.58	97
11.55	20.47	599,969	1.41	3.06	1.58	60

11.95	2.83	448,053	0.45	2.64	0.65	216
11.91	6.93	279,825	0.46	3.76	0.64	325
11.56	0.56	124,274	0.42	3.13	0.65	206
12.02	7.14	593	0.43	3.31	0.63	97
11.59	21.66	279	0.48	4.31	0.64	60

11.94	2.64	18,302,851	0.65	2.42	0.85	216
11.90	6.64	10,705,950	0.66	3.56	0.83	325
11.56	0.46	9,548,399	0.63	2.79	0.84	206
12.01	6.92	9,448,260	0.63	3.08	0.83	97
11.58	21.35	5,298,051	0.66	3.82	0.84	60

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Year Ended February 28, 2014	$10.35	$0.34		$(0.18)	$0.16	$(0.34)	$(0.15)	$(0.49)
Year Ended February 28, 2013	10.09	0.34		0.35	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.40	0.36	(d)	0.34	0.70	(0.36)	(0.65)	(1.01)
Year Ended February 28, 2011	10.37	0.41	(d)	0.55	0.96	(0.45)	(0.48)	(0.93)
Year Ended February 28, 2010	9.15	0.50		1.58	2.08	(0.54)	(0.32)	(0.86)

Class C
Year Ended February 28, 2014	10.33	0.27		(0.19)	0.08	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2013	10.08	0.27		0.35	0.62	(0.28)	(0.09)	(0.37)
Year Ended February 29, 2012	10.39	0.29	(d)	0.35	0.64	(0.30)	(0.65)	(0.95)
Year Ended February 28, 2011	10.36	0.36	(d)	0.53	0.89	(0.38)	(0.48)	(0.86)
Year Ended February 28, 2010	9.15	0.42		1.59	2.01	(0.48)	(0.32)	(0.80)

Class R5
Year Ended February 28, 2014	10.36	0.35		(0.18)	0.17	(0.35)	(0.15)	(0.50)
Year Ended February 28, 2013	10.10	0.36		0.35	0.71	(0.36)	(0.09)	(0.45)
Year Ended February 29, 2012	10.40	0.38	(d)	0.35	0.73	(0.38)	(0.65)	(1.03)
Year Ended February 28, 2011	10.37	0.47	(d)	0.51	0.98	(0.47)	(0.48)	(0.95)
Year Ended February 28, 2010	9.16	0.52		1.58	2.10	(0.57)	(0.32)	(0.89)

Select Class
Year Ended February 28, 2014	10.37	0.36		(0.21)	0.15	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.11	0.35		0.34	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.41	0.37	(d)	0.35	0.72	(0.37)	(0.65)	(1.02)
Year Ended February 28, 2011	10.38	0.46	(d)	0.50	0.96	(0.45)	(0.48)	(0.93)
Year Ended February 28, 2010	9.15	0.53		1.57	2.10	(0.55)	(0.32)	(0.87)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.02	1.64%	$35,968	0.72%	3.31%	1.09%	406%
10.35	6.90	22,423	0.69	3.16	1.01	432
10.09	6.99	5,119	0.70	3.46	1.14	418
10.40	9.44	1,607	0.72	3.84	1.03	455
10.37	23.27	59	0.71	5.02	0.95	572

9.99	0.90	10,199	1.37	2.60	1.58	406
10.33	6.19	12,535	1.34	2.53	1.52	432
10.08	6.33	4,234	1.35	2.82	1.64	418
10.39	8.78	1,927	1.34	3.37	1.50	455
10.36	22.43	111	1.36	4.38	1.45	572

10.03	1.83	1,834	0.52	3.56	0.64	406
10.36	7.08	758	0.46	3.32	0.54	432
10.10	7.28	69	0.50	3.66	0.67	418
10.40	9.62	65	0.50	4.42	0.55	455
10.37	23.44	59	0.46	5.26	0.50	572

10.03	1.61	146,774	0.62	3.34	0.83	406
10.37	6.96	219,343	0.60	3.37	0.79	432
10.11	7.19	241,928	0.60	3.57	0.86	418
10.41	9.49	301,369	0.60	4.33	0.75	455
10.38	23.48	356,619	0.61	5.07	0.70	572

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Corporate Bond Fund	Class A, Class C, Class R6 and Select Class	Diversified
Emerging Markets Debt Fund	Class A, Class C, Class R5, Class R6 and Select Class	Non-Diversified
Multi-Sector Income Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified
Real Return Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Strategic Income Opportunities Fund	Class A, Class C, Class R5 and Select Class	Diversified
Total Return Fund	Class A, Class C, Class R5 and Select Class	Diversified

The investment objective of Corporate Bond Fund is to seek to provide total return.

The investment objective of Emerging Markets Debt Fund is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

The investment objective of Multi-Sector Income Fund is to seek to provide long-term total return.

The investment objective of Real Return Fund is to seek to maximize inflation protected return.

The investment objective of Strategic Income Opportunities Fund and Total Return Fund is to seek to provide high total return.

Class R6 Shares commenced operations on July 2, 2012 for Emerging Markets Debt Fund.

Class R2 and Class R6 Shares commenced operations on March 18, 2014 for Total Return Fund.

Corporate Bond Fund commenced operations on March 1, 2013. Prior to March 27, 2013, the Fund was not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Strategic Income Opportunities Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is comprised of the Treasury yield curve point plus the corresponding matrix yield spread. As of February 28, 2014, the total market value of matrix-priced securities represents 1.5% of the Fund’s net assets.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund at February 28, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The following tables represent each valuation input by country or sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Corporate Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Preferred Stocks
Financials	$4,037	$—	$—		$4,037

Debt Securities
Corporate Bonds
Consumer Discretionary	—	48,061	—		48,061
Consumer Staples	—	44,088	—		44,088
Energy	—	61,327	—		61,327
Financials	—	230,320	—		230,320
Health Care	—	46,225	—		46,225
Industrials	—	23,741	5,195		28,936
Information Technology	—	22,095	—		22,095
Materials	—	24,501	—		24,501
Telecommunication Services	—	53,171	—		53,171
Utilities	—	39,279	—		39,279

Total Corporate Bonds	—	592,808	5,195		598,003

Preferred Securities
Financials	—	23,776	—		23,776
Telecommunication Services	—	2,241	—		2,241
Utilities	—	1,637	—		1,637

Total Preferred Securities	—	27,654	—		27,654

U.S. Treasury Obligations	—	1,017	—		1,017
Short-Term Investments
U.S. Treasury Obligations	—	1,145	—		1,145
Investment Company	3,768	—	—		3,768

Total Investments in Securities	$7,805	$622,624	$5,195	*	$635,624

Appreciation in Other Financial Instruments
Futures Contracts	$357	$—	$—		$357

Total Appreciation in Other Financial Instruments	$357	$—	$—		$357

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(240)	$—		$(240)
Futures Contracts	(695)	—	—		(695)
Credit Default Swaps	—	(327)	—		(327)

Total Depreciation in Other Financial Instruments	$(695)	$(567)	$—		$(1,262)

*	Level 3 securities are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $5,195,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Emerging Markets Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Azerbaijan	$—	$3,392	$—	$3,392
Bermuda	—	1,546	—	1,546
Brazil	—	2,030	—	2,030
Canada	—	1,411	—	1,411
Cayman Islands	—	3,440	—	3,440
Colombia	—	1,555	—	1,555
Costa Rica	—	5,029	—	5,029
Croatia	—	3,585	—	3,585
Georgia	—	2,869	—	2,869
Hungary	—	2,935	—	2,935
Indonesia	—	9,576	—	9,576
Ireland	—	2,931	—	2,931
Kazakhstan	—	6,082	—	6,082
Luxembourg	—	916	—	916
Mexico	—	29,154	—	29,154
Netherlands	—	8,710	—	8,710
Paraguay	—	943	—	943
Peru	—	2,465	—	2,465
Philippines	—	3,253	—	3,253
Singapore	—	1,297	—	1,297
South Africa	—	4,774	—	4,774
Sri Lanka	—	1,812	—	1,812
United Arab Emirates	—	1,265	—	1,265
United Kingdom	—	3,808	—	3,808
United States	—	7,433	—	7,433
Venezuela	—	16,756	—	16,756

Total Corporate Bonds	—	128,967	—	128,967

Foreign Government Securities	—	293,148	955	294,103
U.S. Treasury Obligations	—	765	—	765
Option Purchased
Foreign Exchange Currency Options Purchased	—	109	—	109
Warrant
Venezuela	20	—	—	20
Short-Term Investment
Investment Company	4,007	—	—	4,007

Total Investments in Securities	$4,027	$422,989	$955	$427,971

Liabilities
Options Written
Foreign Exchange Currency Options Written	$—	$(109)	$—	$(109)

Total Liabilities	$—	$(109)	$—	$(109)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,066	$—	$2,066

Total Appreciation in Other Financial Instruments	$—	$2,066	$—	$2,066

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,100)	$—	$(1,100)
Futures Contracts	(133)	—	—	(133)
Credit Default Swap	—	(16)	—	(16)

Total Depreciation in Other Financial Instruments	$(133)	$(1,116)	$—	$(1,249)

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Multi-Sector Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Financials	$93	$846	$—	$939

Debt Securities
Asset-Backed Securities	—	14,282	137,909	152,191
Collateralized Mortgage Obligations
Agency CMO	—	52,061	2,701	54,762
Non-Agency CMO	—	117,540	8,922	126,462

Total Collateralized Mortgage Obligations	—	169,601	11,623	181,224

Commercial Mortgage-Backed Securities	—	158,063	21,519	179,582
Convertible Bonds
Consumer Discretionary	—	23,761	—	23,761
Energy	—	5,089	—	5,089
Financials	—	4,833	—	4,833
Health Care	—	6,687	—	6,687
Industrials	—	19,254	—	19,254
Information Technology	—	32,467	—	32,467

Total Convertible Bonds	—	92,091	—	92,091

Corporate Bonds
Consumer Discretionary	—	139,750	—	139,750
Consumer Staples	—	47,192	—	47,192
Energy	—	53,554	—	53,554
Financials	—	195,026	—	195,026
Health Care	—	56,347	—	56,347
Industrials	—	64,007	14,602	78,609
Information Technology	—	38,421	—	38,421
Materials	—	63,136	—	63,136
Telecommunication Services	—	74,827	—	74,827
Utilities	—	47,682	—	47,682

Total Corporate Bonds	—	779,942	14,602	794,544

Foreign Government Securities	—	58,144	—	58,144
Preferred Securities
Financials	—	64,926	—	64,926
Telecommunication Services	—	7,023	—	7,023

Total Preferred Securities	—	71,949	—	71,949

U.S. Treasury Obligations	—	3,330	—	3,330
Loan Assignments
Consumer Discretionary	—	13,320	—	13,320
Consumer Staples	—	7,359	—	7,359
Energy	—	4,758	—	4,758
Financials	—	1,425	—	1,425
Health Care	—	3,724	—	3,724
Industrials	—	5,062	—	5,062
Information Technology	—	7,006	—	7,006
Materials	—	3,491	—	3,491
Telecommunication Services	—	1,405	—	1,405

Total Loan Assignments	—	47,550	—	47,550

Short-Term Investment
Investment Company	168,384	—	—	168,384

Total Investments in Securities	$168,477	$1,395,798	$185,653	$1,749,928

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Multi-Sector Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,706	$—		$3,706
Futures Contracts	12	—	—		12

Total Appreciation in Other Financial Instruments	$12	$3,706	$—		$3,718

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9,391)	$—		$(9,391)
Futures Contracts	(4,666)	—	—		(4,666)
Credit Default Swaps	—	(1,390)	—		(1,390)

Total Depreciation in Other Financial Instruments	$(4,666)	$(10,781)	$—		$(15,447)

Real Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities (a)	$5,976	$83,915	$—		$89,891

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$58	$—		$58
Futures Contracts	1	—	—		1
Price Lock	—	24	—		24

Total Appreciation in Other Financial Instruments	$1	$82	$—		$83

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(112)	$—		$(112)
Futures Contracts	(35)	—	—		(35)

Total Depreciation in Other Financial Instruments	$(35)	$(112)	$—		$(147)

Strategic Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$10,676	$—	$1,023		$11,699
Financials	6,847	—	1,889		8,736
Industrials	—	—	236		236
Information Technology	—	—	—	(b)	— (b)
Materials	8,249	—	15,121		23,370
Telecommunication Services	271	—	—		271
Utilities	16,724	—	—		16,724

Total Common Stocks	42,767	—	18,269		61,036

Preferred Stocks
Financials	8,903	48,438	—		57,341
Health Care	4,134	—	—		4,134
Industrials	—	5,319	—		5,319
Information Technology	—	—	—	(b)	— (b)
Materials	—	—	—	(b)	— (b)

Total Preferred Stocks	13,037	53,757	—	(b)	66,794

Debt Securities
Asset-Backed Securities	—	—	361,197		361,197
Collateralized Mortgage Obligations
Agency CMO	—	656,303	19,406		675,709
Non-Agency CMO	—	543,291	66,322		609,613

Total Collateralized Mortgage Obligations	—	1,199,594	85,728		1,285,322

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Commercial Mortgage-Backed Securities	$—	$—	$8,275		$8,275
Convertible Bonds
Consumer Discretionary	—	—	—	(b)	—	(b)
Financials	—	—	3,867		3,867

Total Convertible Bonds	—	—	3,867		3,867

Corporate Bonds
Consumer Discretionary	—	1,389,319	1,554		1,390,873
Consumer Staples	—	384,507	—		384,507
Energy	—	431,998	—		431,998
Financials	—	569,788	4,449		574,237
Health Care	—	493,107	—		493,107
Industrials	—	751,244	66,663		817,907
Information Technology	—	402,110	—		402,110
Materials	—	709,847	13,828		723,675
Telecommunication Services	—	959,959	—		959,959
Utilities	—	88,724	235		88,959

Total Corporate Bonds	—	6,180,603	86,729		6,267,332

Event-Linked Bonds	—	161,361	—		161,361
Municipal Bonds	—	37,788	—		37,788
Preferred Securities
Financials	—	101,936	—		101,936

Private Placements — Commercial Loans	—	—	233,112		233,112
Private Placements — Residential Loans	—	—	160,108		160,108
U.S. Treasury Obligations	—	157,799	—		157,799
Investment Companies	12,665	—	—		12,665
Loan Assignments
Consumer Discretionary	—	396,769	2,592		399,361
Consumer Staples	—	119,623	—		119,623
Energy	—	104,095	—		104,095
Financials	—	84,775	—		84,775
Health Care	—	84,908	—		84,908
Industrials	—	73,505	—		73,505
Information Technology	—	131,794	—		131,794
Materials	—	53,545	—		53,545
Telecommunication Services	—	47,336	—		47,336
Utilities	—	53,859	—		53,859

Total Loan Assignments	—	1,150,209	2,592		1,152,801

Options Purchased
Call Option Purchased	2	—	—		2
Payer Options Purchased on Interest Rate Swaps	—	4,866	—		4,866
Put Option Purchased	1,482	—	—		1,482

Total Options Purchased	1,484	4,866	—		6,350

Warrants
Consumer Discretionary	17,138	—	—	(b)	17,138
Industrials	—	—	—	(b)	—	(b)

Total Warrants	17,138	—	—	(b)	17,138

Short-Term Investments
Investment Company	15,411,312	—	—		15,411,312
U.S. Treasury Obligations	—	82,090	—		82,090

Total Investments in Securities	$15,498,403	$9,130,003	$959,877		$25,588,283

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(222,626)	$—		$(222,626)
Options Written
Call Options Written	(80)	—	—		(80)
Put Options Written	(643)	—	—		(643)

Total Liabilities	$(723)	$(222,626)	$—		$(223,349)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,488	$—		$1,488
Futures Contracts	8,057	—	—		8,057
Swaps	—	40,830	—		40,830

Total Appreciation in Other Financial Instruments	$8,057	$42,318	$—		$50,375

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,349)	$—		$(4,349)
Futures Contracts	(8,186)	—	—		(8,186)
Swaps	—	(48,996)	—		(48,996)

Total Depreciation in Other Financial Instruments	$(8,186)	$(53,345)	$—		$(61,531)

Total Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Consumer Discretionary	$19	$—	$—		$19

Debt Securities
Asset-Backed Securities	—	141	9,413		9,554
Collateralized Mortgage Obligations
Agency CMO	—	6,551	86		6,637
Non-Agency CMO	—	8,672	605		9,277

Total Collateralized Mortgage Obligations	—	15,223	691		15,914

Commercial Mortgage-Backed Securities	—	12,446	—		12,446
Corporate Bonds
Consumer Discretionary	—	11,838	—		11,838
Consumer Staples	—	7,675	—		7,675
Energy	—	8,063	—		8,063
Financials	—	23,448	—	(c)	23,448
Health Care	—	6,148	—		6,148
Industrials	—	5,325	—		5,325
Information Technology	—	4,190	—		4,190
Materials	—	5,750	—		5,750
Telecommunication Services	—	7,141	—		7,141
Utilities	—	6,883	—		6,883

Total Corporate Bonds	—	86,461	—	(c)	86,461

Event-Linked Bonds	—	1,374	—		1,374
Mortgage Pass-Through Securities	—	56,768	—		56,768
Supranational	—	2,994	—		2,994
U.S. Government Agency Securities	—	7,286	—		7,286
U.S. Treasury Obligations	—	5,768	—		5,768

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Total Return Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased
Payer Options Purchased on Interest Rate Swaps	$—	$22	$—	$22
Put Option Purchased	5	—	—	5

Total Options Purchased	5	22	—	27

Short-Term Investments
Investment Company	46,753	—	—	46,753
U.S. Treasury Obligations	—	645	—	645

Total Investments in Securities	$46,777	$189,128	$10,104	$246,009

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(2,617)	$—	$(2,617)
Options Written
Call Options Written	— (c)	—	—	— (c)
Put Options Written	(3)	—	—	(3)

Total Liabilities	$(3)	$(2,617)	$—	$(2,620)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5	$—	$5
Futures Contracts	78	—	—	78
Swaps	—	277	—	277

Total Appreciation in Other Financial Instruments	$78	$282	$—	$360

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(17)	$—	$(17)
Futures Contracts	(48)	—	—	(48)
Swaps	—	(2,907)	—	(2,907)

Total Depreciation in Other Financial Instruments	$(48)	$(2,924)	$—	$(2,972)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.
(b)	Value is zero.
(c)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the year ended February 28, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Corporate Bond Fund	Balance as of 3/01/13*	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/14
Investments in Securities
Corporate Bonds — Industrials	$—	$—	$64	$(33)	$5,466	$(302)	$—	$—	$5,195

*	Commencement of operations was March 1, 2013.

Emerging Markets Debt Fund	Balance as of 2/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/14
Investments in Securities
Foreign Government Securities	$7,547	$(1,686)	$814	$—	$1,101	$(6,821)	$—	$—	$955

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Multi-Sector Income Fund	Balance as of 2/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/14
Investments in Securities
Asset-Backed Securities	$63,636	$250	$(1,526)	$385	$73,149	$(21,687)	$23,702	$—	$137,909
Collateralized Mortgage Obligations — Agency CMO	6,470	—	(291)	(363)	2,284	—	368	(5,767)	2,701
Collateralized Mortgage Obligations — Non-Agency CMO	5,373	—	939	27	2,644	(61)	—	—	8,922
Commercial Mortgage-Backed Securities	19,455	—	(128)	— (a)	21,647	—	—	(19,455)	21,519
Corporate Bonds — Industrials	3,369	—	189	(9)	11,407	(354)	—	—	14,602

	$98,303	$250	$(817)	$40	$111,131	$(22,102)	$24,070	$(25,222)	$185,653

Strategic Income Opportunities Fund	Balance as of 2/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/14
Investments in Securities
Asset-Backed Securities	$124,521		$—	$(3,892)	$1,309	$212,374	$(44,219)	$71,104	$—	$361,197
Collateralized Mortgage Obligations — Agency CMO	269,182		394	(2,441)	(19,369)	1,497	(70,289)	9,079	(168,647)	19,406
Collateralized Mortgage Obligations — Non-Agency CMO	35,492		—	(349)	41	34,328	—	—	(3,190)	66,322
Commercial Mortgage-Backed Securities	16,222		—	49	105	—	(8,101)	—	—	8,275
Common Stocks — Consumer Discretionary	339		(200)	452	—	432	— (a)	—	—	1,023
Common Stocks — Financials	725		—	164	—	1,000	—	—	—	1,889
Common Stocks — Industrials	491		—	(255)	—	—	—	—	—	236
Common Stocks — Information Technology	—	(b)	—	—	—	—	—	—	—	—	(b)
Common Stocks — Materials	16,422		(1,035)	806	—	—	(1,072)	—	—	15,121
Convertible Bonds — Consumer Discretionary	1,358		—	(713)	—	8	(653)	—	—	—	(b)
Convertible Bonds — Financials	1,453		—	2,109	—	305	—	—	—	3,867
Corporate Bonds — Consumer Discretionary	15,329		(462)	—	—	172	(2,519)	—	(10,966)	1,554
Corporate Bonds — Financials	1,201		—	(752)	—	4,000	—	—	—	4,449
Corporate Bonds — Industrials	71,033		340	132	515	6,957	(12,314)	—	—	66,663
Corporate Bonds — Materials	8,006		—	1,060	36	5,962	(1,236)	—	—	13,828
Corporate Bonds — Utilities	416		86	(181)	—	—	(86)	—	—	235
Loan Assignments — Consumer Discretionary	5,666		—	(3,963)	10	879	—	—	—	2,592
Preferred Stocks — Information Technology	—	(b)	—	—	—	—	—	—	—	—	(b)
Preferred Stocks — Materials	—	(b)	—	—	—	—	—	—	—	—	(b)
Private Placements — Commercial Loans	205,872		—	446	—	28,000	(1,206)	—	—	233,112
Private Placements — Residential Loans	97,500		—	—	—	145,000	(82,392)	—	—	160,108
Warrants — Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants — Industrials	—	(b)	—	—	—	—	—	—	—	—	(b)

	$871,228		$(877)	$(7,328)	$(17,353)	$440,914	$(224,087)	$80,183	$(182,803)	$959,877

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Total Return Fund	Balance as of 2/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/28/14
Investments in Securities
Asset-Backed Securities	$7,086		$—	$(63)	$64	$279	$(1,494)	$3,541	$—	$9,413
Collateralized Mortgage Obligations — Agency CMO	2,067		(31)	(23)	(93)	25	(318)	—	(1,541)	86
Collateralized Mortgage Obligations — Non-Agency CMO	658		—	(2)	1	—	(52)	—	—	605
Corporate Bonds — Financials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$9,811		$(31)	$(88)	$(28)	$304	$(1,864)	$3,541	$(1,541)	$10,104

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2014, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Corporate Bond Fund	$64
Emerging Markets Debt Fund	(146)
Multi-Sector Income Fund	(789)
Strategic Income Opportunities Fund	(6,635)
Total Return Fund	(109)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

Multi Sector Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$85,025	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 9.00% (3.36%)
			Constant Default Rate	0.00% - 11.00% (6.34%)
			Yield (Discount Rate of Cash Flows)	0.75% - 7.09% (4.31%)

Asset-Backed Securities	85,025

	10,167	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 21.26% (2.73%)
			Constant Default Rate	0.00% - 1.84% (0.18%)
			PSA Prepayment Model	254.00% - 450.00% (288.40%)
			Yield (Discount Rate of Cash Flows)	0.86% - 14.52% (4.74%)

Collateralized Mortgage Obligations	10,167

	21,519	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.34% - 6.94% (4.85%)

Commercial Mortgage-Backed Securities	21,519

Total	$116,711

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $68,942,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at 2/28/14		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$236		Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	—		Market Comparable Companies	EBITDA Multiple (b)	4.89x (N/A)
				Discount for lack of marketability (a)	30% (N/A)

Common Stock	236

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	4.89x (N/A)
				Discount for lack of marketability (a)	30% (N/A)

Preferred Stock	—	(c)

	1,554		Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
	686		Broker Pricing	Offered Quote	$0.13 - $1.00 ($0.63)

Corporate Bond	2,240

	393,220		Discounted Cash Flow	Discount Rate	4.25% - 8.25% (7.04%)

Private Placements	393,220

	325,518		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 13.00% (2.35%)
				Constant Default Rate	0.00% - 21.00% (8.82%)
				Yield (Discount Rate of Cash Flows)	(0.01%) - 8.00% (4.35%)

Asset-Backed Securities	325,518

	75,099		Discounted Cash Flow	Constant Prepayment Rate	4.00% - 4.25% (4.02%)
				PSA Prepayment Model	270.00% - 557.00% (402.27%)
				Yield (Discount Rate of Cash Flows)	(86.10%) - 17.13% (3.47%)

Collateralized Mortgage Obligations	75,099

	8,275		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.98% (N/A)

Commercial Mortgage-Backed Securities	8,275

Warrants	—		Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$804,588

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $155,289,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples and broker quotes may increase (decrease) the fair value measurement.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$9,413	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (2.71%)
			Constant Default Rate	4.92% - 21.00% (7.47%)
			Yield (Discount Rate of Cash Flows)	(0.01%) - 6.58% (3.50%)

Asset-Backed Securities	9,413

	523	Discounted Cash Flow	Constant Prepayment Rate	4.00% (4.00%)
			Constant Default Rate	0.00% - 1.00% (0.84%)
			PSA Prepayment Model	270.00% - 557.00% (485.49%)
			Yield (Discount Rate of Cash Flows)	2.80% - 6.19% (4.81%)

Collateralized Mortgage Obligations	523

Total	$9,936

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $168,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of February 28, 2014 (amounts in thousands):

	Value		Percentage
Emerging Markets Debt Fund	$955		0.2%
Multi-Sector Income Fund	7,558		0.4
Strategic Income Opportunities Fund	470,428		1.8
Total Return Fund	—	(a)	—	(b)

(a)	Amount rounds to less than $1,000.
(b)	Amount rounds to less than 0.1%.

C. Loan Assignments — Multi-Sector Income Fund and Strategic Income Opportunities Fund invest in loan assignments of all or a portion of the loans. When the Funds purchase a loan assignment, the Funds have direct rights against the borrower on a loan provided, however, the Funds’ rights may be more limited than the lender from which they acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Funds and the Borrower. Although certain loan assignments are secured by collateral, the Funds could experience delays or

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Multi-Sector Income Fund and Strategic Income Opportunities Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 28, 2014, the Funds did not have any outstanding unfunded loan commitments.

E. Derivatives — The Funds use instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. The Funds also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

(1). Options — The Emerging Markets Debt Fund, Strategic Income Opportunities Fund and Total Return Fund purchase and sell (“write”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included in the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Funds for options written are included in the Statements of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ exchange traded option contracts are not subject to master netting arrangements.

Transactions in options written during the year ended February 28, 2014 were as follows (amounts in thousands, except number of contracts):

	Foreign Exchange Currency Options
	Notional Amount	Premiums Received
Emerging Markets Debt Fund
Options outstanding at February 28, 2013	$—	$—
Options written	12,380	220
Options expired	(7,080)	(70)
Options closed	—	—

Options outstanding at February 28, 2014	$5,300	$150

	Options		Swaptions
	Number of Contracts	Premiums Received	Notional Amount	Premiums Received
Strategic Income Opportunities Fund
Options outstanding at February 28, 2013	—	$—	$—	$—
Options written	9,894	2,838	211,558	3,954
Options expired	—	—	—	—
Options closed	(6,158)	(1,217)	(211,558)	(3,954)

Options outstanding at February 28, 2014	3,736	$1,621	$—	$—

	Options		Swaptions
	Number of Contracts	Premiums Received	Notional Amount	Premiums Received
Total Return Fund
Options outstanding at February 28, 2013	—	$—	$—	$—
Options written	39	12	1,020	19
Options expired	—	—	—	—
Options closed	(25)	(6)	(1,020)	(19)

Options outstanding at February 28, 2014	14	$6	$—	$—

(2). Futures Contracts — The Funds use treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also use futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

The Funds’ futures contracts are not subject to master netting arrangements.

(3). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of February 28, 2014, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Funds engage in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted, except for amounts posted to Bank of America and Deutsche Bank AG, New York (Multi-Sector Income Fund), which are included on the Statements of Assets and Liabilities as Restricted Cash. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.G.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of February 28, 2014 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Multi-Sector Income Fund	Collateral Posted	Barclays Bank plc	$(476)	$520
		Deutsche Bank AG, New York	(4,403)	4,060
Strategic Income Opportunities Fund	Collateral Posted	Bank of America	(134)	10
		Barclays Bank plc	(6,414)	5,650
		Citibank, N.A.	2,028	2,290
	Collateral Received	BNP Paribas	(175)	(300)
		Credit Suisse International	6,648	(6,386)
		Deutsche Bank AG, New York	3,384	(3,670)
		Morgan Stanley Capital Services	1,116	(2,201)
		Royal Bank of Scotland	1,406	(1,770)
		Union Bank of Switzerland AG	1,347	(1,500)
Total Return Fund	Collateral Posted	Barclays Bank plc	(29)	360

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Corporate Bond Fund, Emerging Markets Debt Fund, Multi-Sector Income Fund, Strategic Income Opportunities Fund and Total Return Fund enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Strategic Income Opportunities Fund and Total Return Fund use return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Strategic Income Opportunities Fund and Total Return Fund enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Price Locks

The Real Return Fund enters into price locks to hedge interest rate exposures within its portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Corporate Bond Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts		Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$357	$—	(c)	$—	$357

Total		$357	$—	(c)	$—	$357

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(695)	$—		$—	$(695)
Foreign exchange contracts	Payables	—	(240)		—	(240)
Credit contracts	Payables	—	—		(1,357)	(1,357)

Total		$(695)	$(240)		$(1,357)	$(2,292)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(c)	Amount rounds to less than $1,000.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

The following table presents the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Debt Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Foreign exchange contracts	Receivables	$109	$—	$2,066	$—	$2,175

Total		$109	$—	$2,066	$—	$2,175

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(133)	$—	$—	$(133)
Foreign exchange contracts	Payables	(109)	—	(1,100)	—	(1,209)
Credit contracts	Payables	—	—	—	(16)	(16)

Total		$(109)	$(133)	$(1,100)	$(16)	$(1,358)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2014 (amounts in thousands):

Emerging Markets Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Barclays Bank plc	$277	$(204)	$—	$73
BNP Paribas	242	(121)	—	121
Citibank, N.A.	63	(16)	—	47
Credit Suisse International	398	(214)	—	184
Deutsche Bank AG	560	(194)	—	366
Goldman Sachs International	269	(12)	—	257
HSBC Bank, N.A.	136	(136)	—	—
Royal Bank of Canada	172	—	—	172
Union Bank of Switzerland	39	(39)	—	—
Westpac Banking Corp.	19	—	—	19

Total	$2,175	$(936)	$—	$1,239

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not less than zero)
Barclays Bank plc	$204		$(204)	$—	$—
BNP Paribas	121		(121)	—	—
Citibank, N.A.	16		(16)	—	—
Credit Suisse International	214		(214)	—	—
Deutsche Bank AG	194		(194)	—	—
Goldman Sachs International	12		(12)	—	—
HSBC Bank, N.A.	263		(136)	—	127
State Street Bank & Trust	35		—	—	35
Union Bank of Switzerland	166		(39)	—	127
Exchange Traded Futures & Options Contracts (b)	133	(c)	—	—	133

Total	$1,358		$(936)	$—	$422

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.

The following table presents the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Multi-Sector Income Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$12	$—	$—	$12
Foreign exchange contracts	Receivables	—	3,706	—	3,706

Total		$12	$3,706	$—	$3,718

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(4,666)	$—	$—	$(4,666)
Foreign exchange contracts	Payables	—	(9,391)	—	(9,391)
Credit contracts	Payables	—	—	(4,879)	(4,879)

Total		$(4,666)	$(9,391)	$(4,879)	$(18,936)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2014 (amounts in thousands):

Multi-Sector Income Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Barclays Bank plc	$—	(e)	$— (e)	$—	$—
BNP Paribas	10		(10)	—	—
Credit Suisse International	40		(40)	—	—
Goldman Sachs International	212		(212)	—	—
HSBC Bank, N.A.	2		(2)	—	—
Royal Bank of Canada	2		—	—	2
State Street Corp.	3,346		(3,204)	—	142
Union Bank of Switzerland	19		(12)	—	7
Westpac Banking Corp.	75		(75)	—	—
Exchange Traded Futures & Options Contracts (b)	12	(c)	—	—	12

Total	$3,718		$(3,555)	$—	$163

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (not less than zero)
Barclays Bank plc	$486		$— (e)	$(486	)(d)	$—
BNP Paribas	2,790		(10)	—		2,780
Credit Suisse International	1,647		(40)	—		1,607
Deutsche Bank AG, New York	4,403		—	(4,060	)(d)	343
Goldman Sachs International	314		(212)	—		102
HSBC Bank, N.A.	203		(2)	—		201
National Bank of Australia	3		—	—		3
State Street Corp.	3,204		(3,204)	—		—
TD Bank Financial Group	12		—	—		12
Union Bank of Switzerland	12		(12)	—		—
Westpac Banking Corp.	1,196		(75)	—		1,121
Exchange Traded Futures & Options Contracts (b)	4,666	(c)	—	—		4,666

Total	$18,936		$(3,555)	$(4,546)		$10,835

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.
(d)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual collateral received or posted.
(e)	Amount rounds to less than $1,000.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The following table presents the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Real Return Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1	$—	$24	$25
Foreign exchange contracts	Receivables	—	58	—	58

Total		$1	$58	$24	$83

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(35)	$—	$—	$(35)
Foreign exchange contracts	Payables	—	(112)	—	(112)

Total		$(35)	$(112)	$—	$(147)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2014 (amounts in thousands):

Real Return Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
BNP Paribas	$69	$—	$—	$69
Credit Suisse International	12	—	—	12
Standard Chartered Bank	1	(1)	—	—
Exchange Traded Futures & Options Contracts (b)	1	—	—	1

Total	$83	$(1)	$—	$82

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not less than zero)
Deutsche Bank AG, New York	$21		$—	$—	$21
Royal Bank of Scotland	47		—	—	47
State Street Corp.	—	(c)	—	—	—	(c)
Standard Chartered Bank	1		(1)	—	—
TD Bank Financial Group	43		—	—	43
Westpac Banking Corp.	—	(c)	—	—	—	(c)
Exchange Traded Futures & Options Contracts (b)	35		—	—	35

Total	$147		$(1)	$—	$146

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	Amount rounds to less than $1,000.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

The following table presents the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Strategic Income Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$6,348	$8,057	$—	$205	$3,976	$18,586
Foreign exchange contracts	Receivables	—	—	1,488	—	—	1,488
Credit contracts	Receivables	—	—	—	—	48,455	48,455
Equity contracts	Receivables	2	—	—	—	—	2

Total		$6,350	$8,057	$1,488	$205	$52,431	$68,531

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(723)	$(8,186)	$—	$(5,042)	$(1,031)	$(14,982)
Foreign exchange contracts	Payables	—	—	(4,349)	—	—	(4,349)
Credit contracts	Payables	—	—	—	(24,950)	(47,060)	(72,010)

Total		$(723)	$(8,186)	$(4,349)	$(29,992)	$(48,091)	$(91,341)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(b)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2014 (amounts in thousands):

Strategic Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (not less than zero)
Bank of America	$1,620		$(1,620)	$—		$—
Barclays Bank plc	17,014		(17,014)	—		—
BNP Paribas	3,878		(3,878)	—		—
Citibank, N.A.	12,507		(10,748)	—		1,759
Credit Suisse International	7,339		(717)	(6,386	)(e)	236
Deutsche Bank AG	3,384		—	(3,384	)(e)	—
Goldman Sachs International	21		(21)	—		—
Morgan Stanley Capital Services	9,234		(8,118)	(1,116	)(e)	—
Royal Bank of Scotland	1,406		—	(1,406	)(e)	—
State Street Corp.	376		(376)	—		—
Union Bank of Switzerland	2,006		(1,234)	(772	)(e)	—
Centrally Cleared Swaps (b)	205	(c)	—	—		205
Exchange Traded Futures & Options Contracts (b)	9,541	(d)	—	—		9,541

Total	$68,531		$(43,726)	$(13,064)		$11,741

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (not less than zero)
Bank of America	$1,753		$(1,620)	$(10	)(e)	$123
Barclays Bank plc	23,594		(17,014)	(5,650	)(e)	930
BNP Paribas	4,260		(3,878)	—		382
Citibank, N.A.	10,748		(10,748)	—		—
Credit Suisse International	717		(717)	—		—
Goldman Sachs International	957		(21)	—		936
Morgan Stanley Capital Services	8,118		(8,118)	—		—
State Street Corp.	476		(376)	—		100
Union Bank of Switzerland	1,234		(1,234)	—		—
Westpac Banking Corp.	583		—	—		583
Centrally Cleared Swaps (b)	29,992	(c)	—	—		29,992
Exchange Traded Futures & Options Contracts (b)	8,909	(d)	—	—		8,909

Total	$91,341		$(43,726)	$(5,660)		$41,955

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(d)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual collateral received or posted.

The following table presents the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Total Return Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$27	$78	$—	$1	$42	$148
Foreign exchange contracts	Receivables	—	—	5	—	—	5
Credit contracts	Receivables	—	—	—	—	655	655

Total		$27	$78	$5	$1	$697	$808

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(3)	$(48)	$—	$(27)	$(19)	$(97)
Foreign exchange contracts	Payables	—	—	(17)	—	—	(17)
Credit contracts	Payables	—	—	—	(108)	(436)	(544)

Total		$(3)	$(48)	$(17)	$(135)	$(455)	$(658)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(b)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2014 (amounts in thousands):

Total Return Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Bank of America	$3		$(3)	$—	$—
Barclays Bank plc	212		(212)	—	—
BNP Paribas	16		(16)	—	—
Citibank, N.A	157		(69)	—	88
Credit Suisse International	86		(3)	—	83
Deutsche Bank AG	19		—	—	19
Goldman Sachs International	—	(f)	— (f)	—	—
Morgan Stanley Capital Services	126		(114)	—	12
Royal Bank of Scotland	93		—	—	93
State Street Corp.	1		(1)	—	—
Union Bank of Switzerland	11		(8)	—	3
Centrally Cleared Swaps (b)	1	(c)	—	—	1
Exchange Traded Futures & Options Contracts (b)	83	(d)	—	—	83

Total	$808		$(426)	$—	$382

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (not less than zero)
Bank of America	$10		$(3)	$—		$7
Barclays Bank plc	242		(212)	(30	)(e)	—
BNP Paribas	19		(16)	—		3
Citibank, N.A	69		(69)	—		—
Credit Suisse International	3		(3)	—		—
Goldman Sachs International	4		— (f)	—		4
Merrill Lynch International	—	(f)	—	—		—	(f)
Morgan Stanley Capital Services	114		(114)	—		—
State Street Corp.	1		(1)	—		—
Union Bank of Switzerland	8		(8)	—		—
Westpac Banking Corp.	2		—	—		2
Centrally Cleared Swaps (b)	135	(c)	—	—		135
Exchange Traded Futures & Options Contracts (b)	51	(d)	—	—		51

Total	$658		$(426)	$(30)		$202

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(d)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual collateral received or posted.
(f)	Amount rounds to less than $1,000.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2014, by primary underlying risk exposure (amounts in thousands):

Corporate Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$1,179	$—	$—	$1,179
Foreign exchange contracts	—	(204)	—	(204)
Credit contracts	—	—	13	13

Total	$1,179	$(204)	$13	$988

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(338)	$—	$—	$(338)
Foreign exchange contracts	—	(240)	—	(240)
Credit contracts	—	—	(327)	(327)

Total	$(338)	$(240)	$(327)	$(905)

Emerging Markets Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$54	$—	$—	$54
Foreign exchange contracts	(26)	—	1,214	—	1,188
Credit contracts	—	—	—	(17)	(17)

Total	$(26)	$54	$1,214	$(17)	$1,225

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$(341)	$—	$—	$(341)
Foreign exchange contracts	73	—	152	—	225
Credit contracts	—	—	—	13	13

Total	$73	$(341)	$152	$13	$(103)

Multi-Sector Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(4,964)	$—	$—	$(4,964)
Foreign exchange contracts	—	(9,740)	—	(9,740)
Credit contracts	—	—	6,123	6,123

Total	$(4,964)	$(9,740)	$6,123	$(8,581)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,399)	$—	$—	$(1,399)
Foreign exchange contracts	—	(8,791)	—	(8,791)
Credit contracts	—	—	(2,247)	(2,247)

Total	$(1,399)	$(8,791)	$(2,247)	$(12,437)

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Real Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$369	$—	$(406)	$(37)
Foreign exchange contracts	—	(369)	—	(369)

Total	$369	$(369)	$(406)	$(406)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(20)	$—	$24	$4
Foreign exchange contracts	—	(63)	—	(63)

Total	$(20)	$(63)	$24	$(59)

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(974)	$3,890	$—	$6,529	$9,445
Foreign exchange contracts	—	—	(4,669)	—	(4,669)
Credit contracts	—	—	—	432	432
Equity contracts	(31)	—	—	—	(31)

Total	$(1,005)	$3,890	$(4,669)	$6,961	$5,177

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,777)	$5,626	$—	$(601)	$3,248
Foreign exchange contracts	—	—	(10,487)	—	(10,487)
Credit contracts	—	—	—	(39,100)	(39,100)

Total	$(1,777)	$5,626	$(10,487)	$(39,701)	$(46,339)

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(4)	$(72)	$—	$44	$(32)
Foreign exchange contracts	—	—	(13)	—	(13)
Credit contracts	—	—	—	586	586

Total	$(4)	$(72)	$(13)	$630	$541

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(9)	$41	$—	$23	$55
Foreign exchange contracts	—	—	(16)	—	(16)
Credit contracts	—	—	—	(801)	(801)

Total	$(9)	$41	$(16)	$(778)	$(762)

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The Funds’ derivatives contracts held at February 28, 2014 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the year ended February 28, 2014 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Corporate Bond Fund		Emerging Markets Debt Fund		Multi-Sector Income Fund	Real Return Fund		Strategic Income Opportunities Fund		Total Return Fund
Futures Contracts:
Average Notional Balance Long	$78,164		$25,033		$33,058	$1,759	(e)	$1,503,721		$11,410
Average Notional Balance Short	87,280		35,740		641,220	13,561		4,633,935		51,780
Ending Notional Balance Long	123,891		6,353		2,199	—		3,335,821		19,959
Ending Notional Balance Short	156,422		31,584		665,251	15,801		8,556,105		58,706

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	620		129,149		122,367	1,584		88,960		606
Average Settlement Value Sold	5,411		143,659		381,437	6,838		365,490		1,085
Ending Value Purchased	63		81,413		246,197	5,922		40,174		141
Ending Value Sold	17,852		105,600		550,628	8,351		425,973		1,176

Exchange-Traded Options:
Average Number of Contracts Purchased	—		—		—	—		1,397		7
Average Number of Contracts Written	—		—		—	—		2,274	(f)	10	(f)
Ending Number of Contracts Purchased	—		—		—	—		5,647		20
Ending Number of Contracts Written	—		—		—	—		3,736		14

Swaptions & OTC Options:
Average Notional Balance Purchased	—		5,750	(c)	—	—		178,093		1,061
Average Notional Balance Written	—		5,300	(d)	—	—		211,558	(g)	1,020	(g)
Ending Notional Balance Purchased	—		5,300		—	—		173,220		864
Ending Notional Balance Written	—		5,300		—	—		—		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	15,000	(a)	790		23,640	—		2,043,332		14,828
Average Notional Balance — Sell Protection	500	(b)	—		45,462	—		907,935		8,063
Ending Notional Balance — Buy Protection	15,000		790		54,825	—		2,253,645		11,748
Ending Notional Balance — Sell Protection	—		—		—	—		541,760		3,875

Return Swaps:
Average Notional Balance — Pays Fixed Rate	—		—		—	—		599,227		7,796
Average Notional Balance — Receives Fixed Rate	—		—		—	—		89,722	(h)	677	(h)
Ending Notional Balance — Pays Fixed Rate	—		—		—	—		339,927		3,135
Ending Notional Balance — Receives Fixed Rate	—		—		—	—		—		—

Interest Rate-Related Swaps (Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed rate	—		—		—	9,725		387,750		3,118
Average Notional Balance — Receives Fixed rate	—		—		—	—		45,985		314
Ending Notional Balance — Pays Fixed Rate	—		—		—	9,000		391,037		3,199
Ending Notional Balance — Receives Fixed Rate	—		—		—	—		24,045		92

(a)	For the period February 1, 2014 through February 28, 2014.
(b)	For the period March 1, 2013 through May 31, 2013.
(c)	For the periods July 1, 2013 through July 31, 2013 and November 1, 2013 through February 28, 2014.
(d)	For the period January 1, 2014 through February 28, 2014.
(e)	For the period March 1, 2013 through June 30, 2013.
(f)	For the periods August 1, 2013 through August 31, 2013 and January 1, 2014 through February 28, 2014.
(g)	For the period September 1, 2013 through October 31, 2013.
(h)	For the period May 1, 2013 through June 30, 2013.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

F. Offering and Organization Costs — Total offering costs of approximately $73,000 paid in connection with the offering of shares of the Corporate Bond Fund were amortized on a straight line basis over 12 months from the date the Corporate Bond Fund commenced operations. Costs paid in connection with the organization of the Corporate Bond Fund, if any, were recorded as an expense at the time it commenced operations.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end.

H. When Issued Securities and Forward Commitments — The Funds may purchase when issued, including To Be Announced (“TBA”) securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Strategic Income Opportunities Fund and Total Return Fund had TBA purchase commitments outstanding as of February 28, 2014, which are shown as payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. Strategic Income Opportunities Fund and Total Return Fund had TBA short commitments outstanding as of February 28, 2014, which are included as a receivable for Investment securities sold-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities are detailed in the SOIs.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	171

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Corporate Bond Fund	$—	(a)	$(118)	$118
Emerging Markets Debt Fund	—		(1,006)	1,006
Multi-Sector Income Fund	—		(11,908)	11,908
Real Return Fund	—		(172)	172
Strategic Income Opportunities Fund	—		(29,847)	29,847
Total Return Fund	—		(158)	158

(a)	Amounts rounds to less than $1,000.

The reclassifications for the Funds relate primarily to foreign currency gains or losses, investments in Treasury Inflation Protected securities and investments in foreign currency swaps.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Debt Fund	0.70
Multi-Sector Income Fund	0.45
Real Return Fund	0.35
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2014, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Multi-Sector Income Fund	0.25	0.75	0.50%
Real Return Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	n/a

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2014, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Emerging Markets Debt Fund	$24	$2
Multi-Sector Income Fund	6	—
Real Return Fund	2	1
Strategic Income Opportunities Fund	549	15
Total Return Fund	12	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Corporate Bond Fund	0.25%	0.25%	n/a	n/a	n/a	0.25%
Emerging Markets Debt Fund	0.25	0.25	n/a	0.05%	n/a	0.25
Multi-Sector Income Fund	0.25	0.25	0.25%	0.05	n/a	0.25
Real Return Fund	0.25	0.25	n/a	n/a	0.10%	0.25
Strategic Income Opportunities Fund	0.25	0.25	n/a	0.05	n/a	0.25
Total Return Fund	0.25	0.25	n/a	0.05	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest income, if any, earned on cash balances at the custodian, is included in Interest income from affiliates in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Corporate Bond Fund	0.75%	1.25%	n/a	n/a	0.40%	n/a	0.50%
Emerging Markets Debt Fund	1.25	1.75	n/a	0.80%	0.75	n/a	1.00
Multi-Sector Income Fund	1.00	1.50	1.25%	0.55	0.50	n/a	0.75
Real Return Fund	0.75	1.40	n/a	n/a	n/a	0.50%	0.60
Strategic Income Opportunities Fund	1.00	1.50	n/a	0.55	n/a	n/a	0.75
Total Return Fund	0.75	1.40	n/a	0.55	n/a	n/a	0.65

The expense limitation agreements were in effect for the year ended February 28, 2014 and are in place until at least June 30, 2014.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	173

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

For the year ended February 28, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing		Total	Reimbursements
Corporate Bond Fund	$79	$192	$69		$340	$1
Emerging Markets Debt Fund	298	493	—		791	—
Multi-Sector Income Fund	88	1,218	—		1,306	—
Real Return Fund	78	110	184		372	—
Strategic Income Opportunities Fund	—	9,515	10,088		19,603	—
Total Return Fund	23	111	235		369	—

		Voluntary Waivers
		Investment Advisory	Shareholder Servicing		Total
Emerging Markets Debt Fund		$—	$9		$9
Total Return Fund		1	—	(a)	1

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 28, 2014 were as follows (amounts in thousands):

Corporate Bond Fund	$43
Emerging Markets Debt Fund	41
Multi-Sector Income Fund	449
Real Return Fund	6
Strategic Income Opportunities Fund	21,110
Total Return Fund	90

G. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

4. Investment Transactions

During the year ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Corporate Bond Fund	$851,303	$222,087	$75,127	$73,839
Emerging Markets Debt Fund	670,971	788,471	—	—
Multi-Sector Income Fund	1,835,179	1,527,058	—	—
Real Return Fund	17,242	16,691	65,727	152,781
Strategic Income Opportunities Fund	21,696,412	19,316,043	810,509	1,072,747
Total Return Fund	893,582	925,246	6,266	10,097

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$630,472	$10,740	$5,588	$5,152
Emerging Markets Debt Fund	426,815	12,914	11,758	1,156
Multi-Sector Income Fund	1,695,074	65,494	10,640	54,854
Real Return Fund	86,438	4,450	997	3,453
Strategic Income Opportunities Fund	25,199,118	534,391	145,226	389,165
Total Return Fund	238,525	11,862	4,378	7,484

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in contingent preferred debt, investments in passive foreign investment companies (“PFICs”) adjustments and wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Corporate Bond Fund	$11,054	$—	$11,054
Emerging Markets Debt Fund	30,328	—	30,328
Multi-Sector Income Fund	43,009	—	43,009
Real Return Fund	1,450	522	1,972
Strategic Income Opportunities Fund	436,083	—	436,083
Total Return Fund	7,377	1,893	9,270

The tax character of distributions paid during the year ended February 28, 2013 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Emerging Markets Debt Fund	$37,540	$—	$37,540
Multi-Sector Income Fund	35,475	—	35,475
Real Return Fund	2,437	3,076	5,513
Strategic Income Opportunities Fund	456,212	—	456,212
Total Return Fund	10,003	318	10,321

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$787	$(2,542)	$4,821
Emerging Markets Debt Fund	1,716	(39,984)	1,525
Multi-Sector Income Fund	3,398	(24,382)	53,590
Real Return Fund	—	—	3,478
Strategic Income Opportunities Fund	30,327	(27,673)	382,039
Total Return Fund	1,578	—	4,846

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	175

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

For the Funds, the cumulative timing differences primarily consist of mark to market of forward foreign currency contracts, PFICs adjustments, mark to market of futures contracts, post-October loss deferrals, wash sale loss deferrals, distributions payable, straddle loss deferrals and late year ordinary loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2014, the following Funds had post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Corporate Bond Fund	$2,542	$—
Emerging Markets Debt Fund	10,848	—
Multi-Sector Income Fund	22,500	1,882
Strategic Income Opportunities Fund	27,673	—

As of February 28, 2014, the following Fund had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2018	Total
Emerging Markets Debt Fund	$29,136	$29,136

During the year ended February 28, 2014, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Post-Enactment Capital Loss Carryforwards Utilized
	Short-Term	Long-Term
Multi-Sector Income Fund	$—	$2,399
Strategic Income Opportunities Fund	119,083	23,044

Late year ordinary losses and net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2014, the following Funds deferred to March 1, 2014 late year ordinary losses and post-October capital losses of (amounts in thousands):

	Late Year Ordinary Loss Deferral	Short-Term	Long-Term
Emerging Markets Debt Fund	$—	$9,165	$2,306
Real Return Fund	65	119	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014. Average borrowings from the Facility for, or at any time during, the year ended February 28, 2014, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
Emerging Markets Debt Fund	$30,949	18	$3

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Corporate Bond Fund, Emerging Markets Debt Fund, Multi-Sector Income Fund, Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund.

In addition, as of February 28, 2014, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate, more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Corporate Bond Fund	—%	84.6%
Emerging Markets Debt Fund	12.6	39.4
Real Return Fund	—	49.8

Additionally, Real Return Fund and Strategic Income Opportunities Fund each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares, respectively.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes, exchange-traded notes, forward foreign currency exchange contracts and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Multi-Sector Income Fund and Total Return Fund’s investments is comprised of asset backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Funds may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of less political, social or economic instability in these markets may have disruptive effects on the market prices of the Emerging Market Debt Fund’s investments and the income they generate, as well as the Emerging Markets Debt Fund’s ability to repatriate such amounts.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

As of February 28, 2014, the following Funds had the following country allocations representing greater than 10% of total investments.

	Mexico	United States
Emerging Markets Debt Fund	10.8%	—
Multi-Sector Income Fund	—	65.6%

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	177

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Multi-Sector Income Fund, JPMorgan Real Return Fund, JPMorgan Strategic Income Opportunities Fund and JPMorgan Total Return Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Emerging Markets Debt Fund, JPMorgan Multi-Sector Income Fund, JPMorgan Real Return Fund, JPMorgan Strategic Income Opportunities Fund and JPMorgan Total Return Fund (each a separate fund of JPMorgan Trust I) at February 28, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, and the financial position of JPMorgan Corporate Bond Fund (a separate fund of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) at February 28, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period March 1, 2013 (commencement of operations) through February 28, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present); Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	179

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trusts since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004-2413.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	181

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Corporate Bond Fund
Class A
Actual	$1,000.00	$1,047.30	$3.76	0.74%
Hypothetical	1,000.00	1,021.36	3.75	0.74
Class C
Actual	1,000.00	1,045.70	6.29	1.24
Hypothetical	1,000.00	1,018.85	6.28	1.24
Class R6
Actual	1,000.00	1,049.90	1.98	0.39
Hypothetical	1,000.00	1,023.11	1.98	0.39
Select Class
Actual	1,000.00	1,049.40	2.49	0.49
Hypothetical	1,000.00	1,022.61	2.48	0.49

Emerging Markets Debt Fund
Class A
Actual	1,000.00	1,053.20	6.36	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
Class C
Actual	1,000.00	1,050.90	8.85	1.74
Hypothetical	1,000.00	1,016.17	8.70	1.74
Class R5
Actual	1,000.00	1,056.30	3.98	0.78
Hypothetical	1,000.00	1,020.93	3.91	0.78
Class R6
Actual	1,000.00	1,056.60	3.77	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Select Class
Actual	1,000.00	1,055.50	4.99	0.98
Hypothetical	1,000.00	1,019.93	4.91	0.98

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Multi-Sector Income Fund
Class A
Actual	$1,000.00	$1,039.00	$4.90	0.97%
Hypothetical	1,000.00	1,019.98	4.86	0.97
Class C
Actual	1,000.00	1,036.90	7.42	1.47
Hypothetical	1,000.00	1,017.50	7.35	1.47
Class R2
Actual	1,000.00	1,038.60	6.17	1.22
Hypothetical	1,000.00	1,018.74	6.11	1.22
Class R5
Actual	1,000.00	1,041.60	2.48	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Class R6
Actual	1,000.00	1,042.80	2.38	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Select Class
Actual	1,000.00	1,040.70	3.64	0.72
Hypothetical	1,000.00	1,021.22	3.61	0.72

Real Return Fund
Class A
Actual	1,000.00	1,015.40	3.70	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	1,012.00	6.98	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Institutional Class
Actual	1,000.00	1,017.50	2.45	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Select Class
Actual	1,000.00	1,015.50	2.95	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59

Strategic Income Opportunities Fund
Class A
Actual	1,000.00	1,017.90	4.45	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class C
Actual	1,000.00	1,015.60	6.95	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39
Class R5
Actual	1,000.00	1,020.10	2.20	0.44
Hypothetical	1,000.00	1,022.61	2.21	0.44
Select Class
Actual	1,000.00	1,019.10	3.20	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64

Total Return Fund
Class A
Actual	1,000.00	1,037.50	3.74	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	1,033.20	7.01	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	183

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Total Return Fund (continued)
Class R5
Actual	$1,000.00	$1,037.50	$2.68	0.53%
Hypothetical	1,000.00	1,022.17	2.66	0.53
Select Class
Actual	1,000.00	1,036.90	3.23	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Long Term Capital Gain Notice

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2014 (amounts in thousands):

Long-Term Capital Gain Distribution
Real Return Fund	$522
Total Return Fund	1,893

Qualified Interest Income (QII) Short Term Gains

The fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2014:

	Qualified Interest Income	Short-Term Gain
Total Return Fund	$5,916	$758

Treasury Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2014:

Income from U.S. Treasury Obligations
Corporate Bond Fund	0.55%
Multi-Sector Income Fund	0.16
Real Return Fund	92.95
Strategic Income Opportunities Fund	0.65
Total Return Fund	2.79

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	185

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014.	AN-INC-214

Annual Report

J.P. Morgan Money Market Funds

February 28, 2014

JPMorgan California Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act — the president’s signature domestic policy initiative — led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index closed at a record high on the final day of the reporting period and returned 22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets Index (net of foreign witholding taxes) returned 0.94% for the 12-month period, while the Barclays Emerging Markets Debt Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of 2/28/14	$1.6 Billion
Weighted Average Maturity^	25 days
Weighted Average Life^^	25 days

MATURITY SCHEDULE**^
1 day	3.3%
2–7 days	78.6
8–30 days	1.6
31–60 days	2.9
61–90 days	1.6
91–180 days	8.9
181+ days	3.1

7-DAY SEC YIELD AS OF 2/28/14 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.00)%, (0.55)% and (1.00)% for E*Trade Shares, Morgan Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2014.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

JPMorgan Michigan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 2/28/14	$125.8 Million
Weighted Average Maturity^.	16 days
Weighted Average Life^^	16 days

MATURITY SCHEDULE**^
1 day	13.4%
2–7 days	81.0
91–180 days	1.6
181+ days	4.0

7-DAY SEC YIELD AS OF 2/28/14 (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.66)%, (0.51)% and (0.76)% for Morgan Shares, Premier Shares and Reserve Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2014.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan New York Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of 2/28/14	$1.3 Billion
Weighted Average Maturity^	26 days
Weighted Average Life^^	26 days

MATURITY SCHEDULE**^
1 day	3.4%
2–7 days	82.0
8–30 days	2.4
31–60 days	1.4
91–180 days	7.2
181+ days	3.6

7-DAY SEC YIELD AS OF 2/28/14 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.98)%, (0.53)%, (0.63)% and (0.98)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2014.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

JPMorgan Ohio Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Reserve and Service
Net Assets as of 2/28/14	$57.2 Million
Weighted Average Maturity^	22 days
Weighted Average Life^^	22 days

MATURITY SCHEDULE**^
1 day	19.8%
2–7 days	70.1
61–90 days	3.2
91–180 days	0.3
181+ days	6.6

7-DAY SEC YIELD AS OF 2/28/14 (1)
Morgan Shares	0.00%
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.80)%, (0.65)%, (0.90)% and (1.25)% for Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2014.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 12.2% (n)
	California — 12.2%
	California Statewide Communities Development Authority,
20,000	0.170%, 07/15/14	20,000
18,000	0.180%, 05/08/14	18,000
15,000	0.180%, 07/09/14	15,000
7,000	0.180%, 08/04/14	7,000
3,000	0.190%, 06/03/14	3,000
20,000	0.200%, 06/02/14	20,000
	East Bay Municipal Utility District, Water System,
23,000	0.070%, 04/01/14	23,000
7,500	0.130%, 03/18/14	7,500
5,300	Los Angeles County Capital Asset Leasing Corp., Series C, 0.100%, 03/03/14	5,300
29,100	San Diego County Water Authority, Series 95-1, 0.070%, 03/04/14	29,100
2,150	San Francisco City & County Airports Commission, Series A-3, 0.150%, 06/18/14	2,150
	State of California
9,420	0.080%, 03/17/14	9,420
8,000	0.100%, 03/18/14 (m)	8,000
	Woodland Finance Authority
3,700	0.060%, 04/01/14	3,700
19,000	0.080%, 04/01/14	19,000

	Total Commercial Paper (Cost $190,170)	190,170

Daily Demand Notes — 3.4%
	California — 3.4%
5,670	California Statewide Communities Development Authority, North Peninsula Jewish Campus, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/03/14	5,670
34,400	City of Irvine, Improvement Bond Act of 1915, District No. 93-14, VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 03/03/14	34,400
9,900	Los Angeles Department of Water & Power, Water System, Series B, Subseries B-2, Rev., VRDO, LIQ: Royal Bank of Canada, 0.020%, 03/03/14	9,900
1,675	Metropolitan Water District of Southern California, Water, Series B-3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 03/03/14	1,675
780	State of California, Series A5, GO, VRDO, LOC: Citibank N.A., 0.030%, 03/03/14	780

	Total Daily Demand Notes (Cost $52,425)	52,425

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Monthly Demand Note — 0.2%
	California — 0.2%
3,800	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Related - Third & Mission, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14 (Cost $3,800)	3,800

Municipal Bonds — 5.6%
	California — 5.6%
13,085	California Education Notes Program, Fiscal Year 2013-14, Series A, Rev., 1.000%, 06/30/14	13,120
10,000	City of Torrance, GO, TRAN, 2.000%, 07/15/14	10,067
10,000	County of Riverside, Teeter, Series D, Rev., 2.000%, 10/15/14	10,112
10,000	County of San Mateo, Sequoia Union High School District, GO, TRAN, 1.500%, 07/02/14	10,044
5,000	County of Santa Clara, Los Altos School District, GO, TRAN, 1.500%, 06/30/14	5,021
9,000	El Dorado, Nevada, Placer & Sacramento Counties, Sierra Joint Community College District, GO, TRAN, 1.500%, 07/08/14	9,040
	State of California,
6,500	Series A-1, Rev., RAN, 2.000%, 05/28/14	6,529
24,090	Series A-2, Rev., RAN, 2.000%, 06/23/14	24,223

	Total Municipal Bonds (Cost $88,156)	88,156

Semi-Annual Demand Note — 0.6%
	California — 0.6%
9,710	Oxnard Financing Authority, Municipal Securities Trust Receipts, Series SGC-43, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.040%, 03/07/14 (Cost $9,710)	9,710

Weekly Demand Notes — 68.9%
	California — 68.9%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	4,545
1,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 03/07/14	1,500
20,530	Alameda & Contra Costa Counties, East Bay Municipal Utility District, Water System, Series A-2, Rev., VRDO, LIQ: U.S. Bank N.A., 0.030%, 03/07/14	20,530

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
1,900	Alameda County Industrial Development Authority, United Manufacturing Assembly, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	1,900
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.040%, 03/07/14	200
	Anaheim Public Financing Authority,
19,030	Series ROCS-RR-II-R-11407, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.060%, 03/07/14	19,030
7,500	Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.180%, 03/07/14	7,500
5,315	Austin Trust, Various States, Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.080%, 03/07/14	5,315
	Barclays Capital Municipal Trust Receipts, Various States,
3,810	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.040%, 03/07/14	3,810
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.040%, 03/07/14	3,750
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.040%, 03/07/14	7,500
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 03/07/14	11,259
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
17,000	Series A-2, Rev., VRDO, LOC: Union Bank N.A., 0.020%, 03/07/14	17,000
3,200	Series E-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/14	3,200
6,880	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 03/07/14	6,880
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 03/07/14	4,580
4,600	California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 03/07/14	4,600
3,000	California Educational Facilities Authority, Series 3346, Rev., VAR, LIQ: Morgan Stanley Bank, 0.050%, 03/07/14	3,000
8,430	California Educational Facilities Authority, Life Chiropractic College West, Inc., Rev., VRDO, LOC: Bank of the West, 0.020%, 03/07/14	8,430

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
14,900	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.020%, 03/07/14	14,900
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
11,020	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/14	11,020
24,140	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 03/07/14	24,140
17,500	California Health Facilities Financing Authority, Memorial Health Services, Series B, Rev., VRDO, 0.100%, 03/07/14 (i)	17,500
2,495	California Health Facilities Financing Authority, Sisters of Charity of Leavenworth Health System, Rev., VRDO, LIQ: Bank of New York Mellon, 0.040%, 03/07/14	2,495
8,650	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 03/07/14	8,650
20,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series C, Rev., VRDO, 0.110%, 03/07/14 (i)	20,000
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/07/14	4,620
2,440	California Infrastructure & Economic Development Bank, Industrial Development, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of the West, 0.110%, 03/07/14	2,440
4,100	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 03/07/14	4,100
4,900	California Infrastructure & Economic Development Bank, Industrial Development, Prinsco, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	4,900
13,625	California Infrastructure & Economic Development Bank, Orange County Performing Arts Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/07/14	13,625
9,500	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/07/14	9,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
1,900	California Pollution Control Financing Authority, Resource Recovery, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.060%, 03/07/14	1,900
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.090%, 03/07/14	8,605
6,225	California State University, Series ROCS RR II R-11568, Rev., VAR, BHAC-CR, FSA, LIQ: Citibank N.A., 0.050%, 03/07/14	6,225
26,430	California Statewide Communities Development Authority, Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 03/07/14 (e)	26,430
9,780	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, LIQ: Royal Bank of Canada, 0.030%, 03/07/14	9,780
	California Statewide Communities Development Authority, Kaiser Permanente,
2,600	Series C-2, Rev., VRDO, 0.020%, 03/07/14	2,600
6,600	Series C-3, Rev., VRDO, 0.020%, 03/07/14	6,600
1,700	Series L, Rev., VRDO, 0.020%, 03/07/14	1,700
605	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.130%, 03/07/14	605
6,235	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	6,235
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/07/14	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 03/07/14	2,700
12,745	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	12,745
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	8,350

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions at Sunrise Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/14	11,200
12,945	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.040%, 03/07/14	12,945
8,465	California Statewide Communities Development Authority, Penny Lane Centers Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/07/14	8,465
1,100	California Statewide Communities Development Authority, The Master’s College, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/07/14	1,100
800	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.080%, 03/07/14	800
17,265	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.020%, 03/07/14	17,265
3,900	City of Livermore, Capital Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	3,900
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	9,545
7,185	City of Los Angeles, Wastewater Systems, EAGLE, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.050%, 03/07/14	7,185
4,800	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.030%, 03/07/14	4,800
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/07/14	3,025
4,100	City of Modesto, Multi-Family Housing, Westdale Commons Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	4,100
	City of Palo Alto,
3,120	Series ROCS-RR-II-R-11859, GO, VAR, LIQ: Citibank N.A., 0.040%, 03/07/14	3,120
3,160	Series ROCS-RR-II-R-11954, GO, VAR, LIQ: Citibank N.A., 0.040%, 03/07/14 (e)	3,160
24,250	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	24,250
	City of Riverside, Electric,
9,600	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/14	9,600
3,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/14	3,900

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
2,510	City of Santa Clara, Electric, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.030%, 03/07/14	2,510
9,000	City of Upland, Apartment Development, Mountain Springs, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	9,000
695	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 03/07/14	695
8,000	County of Contra Costa, Multi-Family Housing, The Park Regency, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	8,000
3,700	County of Orange, Apartment Development, Riverbend Apartments, Series B, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/07/14	3,700
1,810	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/14	1,810
4,730	County of San Diego, COP, VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	4,730
5,360	County of San Mateo, Sequoia Union High School District, Series 2160, GO, VRDO, AGM, LIQ: Wells Fargo & Co., 0.180%, 03/07/14 (e)	5,360
	Deutsche Bank Spears/Lifers Trust, Various States,
7,805	Series DB-294, VAR, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/07/14	7,805
8,425	Series DB-304, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.100%, 03/07/14	8,425
9,350	Series DB-324, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	9,350
9,900	Series DB-419, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.090%, 03/07/14	9,900
27,865	Series DB-422, GO, VAR, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/07/14	27,865
12,520	Series DB-424, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/07/14	12,520
9,670	Series DB-429, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/07/14	9,670
17,850	Series DB-466, Rev., VAR, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.090%, 03/07/14	17,850
5,065	Series DB-617, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.090%, 03/07/14 (e)	5,065
9,248	Series DB-648, GO, VAR, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.090%, 03/07/14	9,248

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
5,355	Series DB-1114, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	5,355
1,765	Series DBE-625, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.050%, 03/07/14	1,765
15,730	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/07/14 (e)	15,730
	Eastern Municipal Water District, Water and Sewer,
825	Series A, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 03/07/14	825
6,050	Series C, COP, VRDO, LIQ: Mizuho Corporate Bank, 0.020%, 03/07/14	6,050
	Eclipse Funding Trust, Solar Eclipse, Various States,
1,105	Series 0037, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14 (e)	1,105
7,755	Series 0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14	7,755
7,945	Series 0065, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 03/07/14	7,945
20,300	Foothill-De Anza Community College District, Series 1844, GO, VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.030%, 03/07/14	20,300
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VAR, AGC, LIQ: Citibank N.A., 0.070%, 03/07/14	7,425
1,075	Hesperia Public Financing Authority, 1993 Street Improvement Project, Rev.,VRDO, LOC: Bank of the West, 0.140%, 03/07/14	1,075
1,005	Hesperia Public Financing Authority, Water & Administration Facilities Acquisition Project, Series B, Rev., VRDO, LOC: Bank of the West, 0.140%, 03/07/14	1,005
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	1,000
4,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	4,300
1,486	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.060%, 03/07/14	1,486
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 03/07/14	2,900

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
1,925	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/07/14	1,925
9,550	Los Angeles Department of Water & Power, Power System, Series A, Subseries A-7, Rev., VRDO, LIQ: U.S. Bank N.A., 0.020%, 03/07/14	9,550
4,500	Los Angeles Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, LIQ: Royal Bank of Canada, 0.030%, 03/07/14	4,500
	Metropolitan Water District of Southern California, Water,
10,670	Series A-1, Rev., VRDO, LIQ: U.S. Bank N.A., 0.030%, 03/07/14	10,670
960	Series A-2, Rev., VRDO, LIQ: U.S. Bank N.A., 0.030%, 03/07/14	960
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series SGC-44, Class A, Rev., VRDO, NATL-RE, LIQ: Societe Generale, LOC: Societe Generale, 0.050%, 03/07/14	15,750
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.050%, 03/07/14 (e)	5,240
20,260	Palomar Pomerado Health, Series 2234, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.080%, 03/07/14	20,260
5,600	Pittsburg Public Financing Authority, Water, Rev., VRDO, LOC: Bank of the West, 0.080%, 03/07/14	5,600
	Puttable Floating Option Tax-Exempt Receipts,
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 03/07/14	4,910
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.030%, 03/07/14	4,000
10,110	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 03/07/14	10,110
3,500	Rancho Water District Financing Authority, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	3,500
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.030%, 03/07/14	20,000
4,000	Series O-48, Rev., VAR, LIQ: Royal Bank of Canada, 0.030%, 03/07/14 (e)	4,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — Continued
5,125	Rib Floater Trust, Various States, Series 24U, Rev., VRDO, LIQ: Barclays Bank plc, 0.040%, 03/07/14	5,125
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VAR, LIQ: Citibank N.A., 0.040%, 03/07/14	1,675
800	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.070%, 03/07/14	800
28,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.050%, 03/07/14	28,600
15,100	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/14	15,100
4,580	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Rev., VAR, FNMA, LIQ: FNMA, 0.050%, 03/07/14	4,580
	Sacramento Municipal Utility District, Sub-Electric,
2,600	Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/07/14	2,600
5,420	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	5,420
3,285	Sacramento Suburban Water District, Series A, COP, VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 03/07/14	3,285
3,600	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.060%, 03/07/14	3,600
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
7,410	Series 36B, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/07/14	7,410
2,600	Series 36C, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/07/14	2,600
19,465	San Francisco City & County Public Utilities Commission, Water, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo & Co., 0.060%, 03/07/14 (e)	19,465
700	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	700

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
800	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.060%, 03/07/14	800
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VAR, LIQ: Citibank N.A., 0.060%, 03/07/14	7,760
2,620	San Rafael Redevelopment Agency, Multi-Family Housing, San Rafael Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.100%, 03/07/14	2,620
1,445	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 03/07/14	1,445
7,765	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/07/14	7,765
6,725	Southern California Public Power Authority, Magnolia Power Project A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/14	6,725
10,380	Southern California Public Power Authority, Southern Transmission Project, Series A, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.030%, 03/07/14	10,380
2,650	State of California, Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.130%, 03/07/14	2,650
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.040%, 03/07/14	31,000
1,035	University of California, Series AL-4, Rev., VRDO, 0.020%, 03/07/14	1,035
4,700	Upland Housing Authority, Multi-Family Housing, Green Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/07/14	4,700
	Wells Fargo Stage Trust, Various States,
16,150	Series 35Z, GO, VRDO, LIQ: Wells Fargo & Co., 0.070%, 03/07/14	16,150
6,000	Series 7C, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.070%, 03/07/14 (e)	6,000
7,500	Series PO5-E, Rev.,VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 03/07/14	7,500
900	West Covina Public Financing Authority, Golf Course Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/14	900

	Total Weekly Demand Notes (Cost $1,073,718)	1,073,718

SHARES	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — 9.0%
	Nuveen California AMT-Free Muni Income Fund
26,500	LIQ: Deutsche Bank AG, 0.130%, 03/07/14 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.180%, 03/07/14 # (e)	35,000
	Nuveen California Dividend Advantage Municipal Fund
14,000	LIQ: Barclays Bank plc, 0.110%, 03/07/14 # (e)	14,000
7,000	LIQ: Morgan Stanley Bank, 0.180%, 03/07/14 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.110%, 03/07/14 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.100%, 03/07/14 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.100%, 03/07/14 # (e)	6,000
23,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.100%, 03/07/14 # (e)	23,000

	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 99.9% (Cost $1,558,479)*	1,558,479
	Other Assets in Excess of Liabilities — 0.1%	865

	NET ASSETS — 100.0%	$1,559,344

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 13.5%
	Michigan — 11.8%
11,095	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.070%, 03/03/14	11,095
	University of Michigan,
3,100	Series A, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 03/03/14	3,100
300	Series B, Rev., VRDO, 0.020%, 03/03/14	300
360	Series D-1, Rev., VRDO, 0.010%, 03/03/14	360

		14,855

	Mississippi — 1.7%
2,100	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project, Series F, Rev., VRDO, 0.040%, 03/03/14	2,100

	Total Daily Demand Notes (Cost $16,955)	16,955

Quarterly Demand Notes — 4.7%
2,000	Michigan Finance Authority, 0.000%, 06/02/14	2,000
4,000	Michigan Finance Authority, Hospital, CHE Trinity Health Credit Group, Series MI-1, Rev., VRDO, 0.120%, 03/03/14	4,000

	Total Quarterly Demand Notes (Cost $6,000)	6,000

Weekly Demand Notes — 82.2%
	Florida — 2.9%
3,640	Alachua County Housing Finance Authority, Multi-Family Housing, Santa Fe I Apartments, Rev., VRDO, LOC: Citibank N.A., 0.070%, 03/07/14 (m)	3,640

	Massachusetts — 0.9%
1,085	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.050%, 03/07/14 (e)	1,085

	Michigan — 78.4%
	Austin Trust, Various States,
1,000	Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.130%, 03/07/14 (e)	1,000
4,500	Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.160%, 03/07/14 (e)	4,500
	Detroit City School District,
2,200	Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.130%, 03/07/14 (e)	2,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
1,685	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.180%, 03/07/14 (e)	1,685
755	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-302, Rev., NATL-RE, LIQ: Deutsche Bank A.G., 0.080%, 03/07/14 (e)	755
7,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.140%, 03/07/14 (e)	7,000
875	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.130%, 03/07/14	875
1,000	Kent County, City of Grand Rapids, Industrial Development, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 03/07/14	1,000
3,055	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 03/07/14	3,055
3,000	Michigan Finance Authority, Higher Education Facilities, Spring Arbor University Project, Rev., VRDO, LOC: Comerica Bank, 0.040%, 03/07/14	3,000
10,000	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LOC: State Street B&T Co., 0.030%, 03/07/14	10,000
800	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/07/14	800
2,050	Michigan Higher Education Facilities Authority, Thomas M. Cooley Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/07/14	2,050
5,000	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.050%, 03/07/14 (e)	5,000
5,100	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, Rev., VRDO, 0.090%, 03/07/14 (i)	5,100
1,285	Michigan State Housing Development Authority, Multi-Family Housing, Berrien Woods III-A, Rev., VRDO, LOC: Citibank N.A., 0.060%, 03/07/14	1,285
	Michigan State Housing Development Authority, Rental Housing,
1,000	Series A, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.050%, 03/07/14	1,000
3,665	Series C, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.040%, 03/07/14	3,665

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Michigan — Continued
300	Series D, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.040%, 03/07/14	300
	Michigan State Housing Development Authority, Single-Family Mortgage,
1,110	Series C, Rev., VRDO, LIQ: Barclays Bank plc, 0.030%, 03/07/14	1,110
600	Series D-1, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.050%, 03/07/14	600
2,000	Series E, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.040%, 03/07/14	2,000
7,000	Series F, Rev., VRDO, AMT, FHA, LIQ: PNC Bank N.A., 0.040%, 03/07/14	7,000
1,000	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 03/07/14	1,000
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.150%, 03/07/14	1,000
770	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.090%, 03/07/14	770
880	Michigan Strategic Fund, Printing System, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.130%, 03/07/14	880
2,165	Michigan Strategic Fund, Transnav Technologies, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 03/07/14	2,165
3,910	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	3,910

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — Continued
4,135	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.130%, 03/07/14	4,135
3,500	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.030%, 03/07/14 (e)	3,500
	RBC Municipal Products, Inc. Trust, Various States,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.070%, 03/07/14	4,420
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.070%, 03/07/14	5,950
2,000	Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.070%, 03/07/14	2,000
4,000	Wells Fargo Stage Trust, Various States, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 03/07/14 (e)	4,000

		98,710

	Total Weekly Demand Notes (Cost $103,435)	103,435

	Total Investments — 100.4% (Cost $126,390)*	126,390
	Liabilities in Excess of Other Assets — (0.4)%	(565)

	NET ASSETS — 100.0%	$125,825

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Annual Demand Notes — 1.7%
	New York — 1.7%
2,530	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3, Series A, Rev., VRDO, 0.230%, 03/19/14	2,530
20,000	New York Liberty Development Corp., Multi-Modal Liberty, World Trade Center Project-Towers 3-4, Series A, Rev., 0.230%, 03/19/14	20,000

	Total Annual Demand Notes (Cost $22,530)	22,530

Daily Demand Notes — 3.4%
	New York — 3.4%
	City of New York,
600	Series D-5, GO, VRDO, LOC: PNC Bank N.A., 0.040%, 03/03/14	600
200	Subseries E-4, GO, VRDO, 0.040%, 03/03/14	200
950	City of New York, Fiscal Year 2012, Series G, Subseries G-4, GO, VRDO, 0.040%, 03/03/14	950
900	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.030%, 03/03/14	900
7,450	Metropolitan Transportation Authority, Series 2012, Subseries 2005-E-3, Rev., VRDO, 0.040%, 03/03/14	7,450
800	New York City Municipal Water Finance Authority, Water & Sewer System, Subseries B-3, Rev., VRDO, 0.030%, 03/03/14	800
1,400	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Subseries B-2, Rev., VRDO, 0.030%, 03/03/14	1,400
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
2,450	Series B, Subseries B-1, Rev., VRDO, 0.030%, 03/03/14	2,450
750	Subseries B-2, Rev., VRDO, 0.030%, 03/03/14	750
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., VRDO, 0.030%, 03/03/14	700
250	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.030%, 03/03/14	250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
700	Series DD, Subseries DD-3A, Rev., VRDO, 0.030%, 03/03/14	700
5,950	Series FF, Subseries FF-1, Rev., VRDO, 0.030%, 03/03/14	5,950
250	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.030%, 03/03/14	250
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
12,400	Series A, Subseries A-5, Rev., VRDO, 0.030%, 03/03/14	12,400
2,050	Series A, Subseries A-6, Rev., VRDO, 0.030%, 03/03/14	2,050
2,250	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries A-4, Rev., VRDO, 0.030%, 03/03/14	2,250
1,150	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.030%, 03/03/14	1,150
3,065	New York State Housing Finance Agency, 160 Madison Ave, Series A, Rev., VRDO, 0.040%, 03/03/14	3,065

	Total Daily Demand Notes (Cost $44,265)	44,265

Municipal Bonds — 12.9%
	New York — 12.9%
9,105	Allegany County, Cuba-Rushford Central School District, 1.000%, 06/27/14	9,120
5,308	Caguya & Tompkins Counties, Southern Cayuga Central School District, Series A, GO, BAN, 1.500%, 06/27/14	5,325
15,530	Cattaraugus County, Franklinville Central School District, GO, BAN, 1.250%, 06/27/14	15,568
2,515	Chautauqua County, Chautauqua Lake Central School District, GO, BAN, 1.250%, 06/26/14	2,521
8,300	Chautauqua County, City of Dunkirk, GO, BAN, 1.500%, 03/27/14	8,305
10,430	Chautauqua County, Silver Creek Central School District, GO, BAN, 1.000%, 06/19/14	10,448
11,415	City of Auburn, GO, BAN, 1.250%, 03/03/15	11,512
6,461	City of Chemung, GO, BAN, 1.000%, 10/17/14	6,484
4,000	Clinton County, Saranac Central School District, GO, BAN, 1.500%, 07/17/14	4,015

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — Continued
3,185	Dutchess County, Beacon City School District, GO, BAN, 1.250%, 06/27/14	3,193
8,000	Franklin & St. Lawrence Counties, Salmon River Central School District, GO, RAN, 1.000%, 06/19/14	8,009
5,800	Genesee County, GO, 1.250%, 11/14/14	5,831
2,239	Jefferson County, Thousand Islands Central School District, GO, BAN, 1.500%, 06/20/14	2,245
7,496	Jefferson County, Town of Watertown, GO, BAN, 1.500%, 04/24/14	7,504
7,000	Nassau County, Mineola Union Free School District, GO, TAN, 1.000%, 06/30/14	7,012
6,425	Newark New York Central School District, 1.000%, 06/26/14	6,434
6,865	Oswega & Cayuga Counties, Hannibal Central School District, GO, BAN, 1.250%, 06/27/14	6,882
6,000	Port Jefferson, Union Free School District, GO, TAN, 1.500%, 06/26/14	6,021
10,000	Steuben County, Campbell-Savona Central School District, GO, BAN, 1.250%, 04/15/14	10,009
6,825	Steuben County, Hornell City School District, GO, BAN, 1.250%, 06/27/14	6,842
7,330	Town of Orchard Park, GO, BAN, 1.250%, 10/23/14	7,369
7,790	Town of Salina, Series A, GO, BAN, 2.000%, 01/16/15	7,894
7,935	Village of Sleepy Hollow, Series A, BAN, 1.250%, 11/26/14	7,983

	Total Municipal Bonds (Cost $166,526)	166,526

Weekly Demand Notes — 75.7%
	New York — 75.7%
5,315	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 03/07/14	5,315
2,950	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.030%, 03/07/14 (m)	2,950
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.100%, 03/07/14	1,300
8,955	Series 2008-3004X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.110%, 03/07/14	8,955

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
12,700	City of New York, Series 3062X, GO, VRDO, AGC, LIQ: Credit Suisse, 0.030%, 03/07/14	12,700
11,910	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.040%, 03/07/14	11,910
	City of New York, Fiscal Year 1995,
10,230	Series B, Subseries B-4, GO, VRDO, 0.060%, 03/07/14	10,230
3,500	Series F, Subseries F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.060%, 03/07/14	3,500
3,550	City of New York, Fiscal Year 2003, Series C, Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.060%, 03/07/14	3,550
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.030%, 03/07/14	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.040%, 03/07/14	3,500
	City of New York, Fiscal Year 2006,
1,700	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	1,700
22,300	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 03/07/14	22,300
	City of New York, Fiscal Year 2013,
12,250	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 03/07/14	12,250
18,750	Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 03/07/14	18,750
	Deutsche Bank Spears/Lifers Trust,
10,660	Series DB-1024X, Rev., VRDO, 0.070%, 03/07/14	10,660
11,250	Series DBE-1205, GO, VRDO, 0.040%, 03/07/14	11,250
	Deutsche Bank Spears/Lifers Trust, Various States,
5,820	Series DB-1027X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.050%, 03/07/14 (e)	5,820
6,265	Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.050%, 03/07/14 (e)	6,265
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.050%, 03/07/14 (e)	7,770
16,295	Series DB-1091, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.040%, 03/07/14	16,295
5,750	Series DBE-1090X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.050%, 03/07/14 (e)	5,750

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
3,300	Erie County Industrial Development Agency, School Facility, Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.050%, 03/07/14	3,300
4,375	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.040%, 03/07/14	4,375
1,415	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.140%, 03/07/14	1,415
1,795	Long Island Power Authority, Electric System, Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.030%, 03/07/14	1,795
	Metropolitan Transportation Authority, Dedicated Tax Fund,
21,100	Series A, Subseries A-1, Rev., VRDO, LOC: Morgan Stanley Bank, 0.040%, 03/07/14	21,100
20,580	Series A, Subseries A-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.030%, 03/07/14	20,580
6,525	Subseries B-1, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.020%, 03/07/14	6,525
21,360	Nassau County Health Care Corp., Subseries B-2, Rev., VRDO, 0.030%, 03/07/14	21,360
11,250	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/07/14	11,250
7,120	New York City Housing Development Corp., Multi-Family Housing, Series ROCS RR II R-11699, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.090%, 03/07/14	7,120
4,035	New York City Housing Development Corp., Multi-Family Mortgage, 1904 Vyse Avenue Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.040%, 03/07/14	4,035
10,100	New York City Housing Development Corp., Multi-Family Mortgage, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 03/07/14	10,100
9,100	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/07/14	9,100
2,600	New York City Housing Development Corp., Multi-Family Mortgage, 461 Dean Street Development, Series A, Rev., VRDO, 0.020%, 03/07/14	2,600
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.100%, 03/07/14	6,665

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.060%, 03/07/14	3,470
1,560	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.060%, 03/07/14	1,560
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	2,500
9,300	New York City Housing Development Corp., Multi-Family Rental Housing, Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/14	9,300
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, Related-Sierra Development, Series A, Rev., VRDO, 0.040%, 03/07/14	10,000
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/07/14	10,000
1,500	New York City Industrial Development Agency, Civic Facility, Brooklyn United Methodist Project, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 03/07/14	1,500
3,500	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.040%, 03/07/14	3,500
300	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/07/14	300
45,800	New York City Industrial Development Agency, Liberty, FC Hanson Office Associates LLC Project, Rev., VRDO, LOC: ING Bank N.V., 0.050%, 03/07/14	45,800
2,300	New York City Industrial Development Agency, Special Facility, 1997 Air Express International Corp. Project, Rev., VRDO, AMT, LOC: Citibank N.A., 0.040%, 03/07/14	2,300
5,050	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., VRDO, 0.030%, 03/07/14	5,050
3,945	New York City Transitional Finance Authority, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.060%, 03/07/14	3,945

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
38,750	New York City Transitional Finance Authority, Future Tax Secured, Series C, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.040%, 03/07/14	38,750
2,800	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, 0.020%, 03/07/14	2,800
	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History,
3,100	Series B1, Rev., VRDO, 0.030%, 03/07/14	3,100
165	Series B3, Rev., VRDO, 0.020%, 03/07/14	165
5,500	New York City Trust for Cultural Resources, Solomon R. Guggenheim Foundation, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/07/14	5,500
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.050%, 03/07/14	10,000
4,995	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.040%, 03/07/14	4,995
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.090%, 03/07/14	15,525
13,300	Series ROCS-RR-II-R-11883, Rev., LIQ: Citibank N.A., 0.090%, 03/07/14	13,300
7,500	Series ROCS-RR-II-R-11937, Rev., LIQ: Citibank N.A., 0.090%, 03/07/14	7,500
	New York Mortgage Agency, Homeowner Mortgage,
10,000	Series 125, Rev., VRDO, AMT, 0.040%, 03/07/14	10,000
6,600	Series 129, Rev., VRDO, AMT, 0.050%, 03/07/14	6,600
12,100	Series 153, Rev., VRDO, AMT, 0.040%, 03/07/14	12,100
7,000	Series 162, Rev., VRDO, 0.030%, 03/07/14	7,000
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, NATL-RE-IBC, LIQ: Citibank N.A., 0.050%, 03/07/14	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., LIQ: Citibank N.A., 0.040%, 03/07/14	6,175
9,430	Series ROCS-RR-II-R-12121, Rev., LIQ: Citibank N.A., 0.040%, 03/07/14	9,430
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 03/07/14	550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
9,485	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.030%, 03/07/14	9,485
43,425	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.040%, 03/07/14	43,425
4,000	New York State Dormitory Authority, Eagle, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/07/14	4,000
	New York State Dormitory Authority, Fordham University,
9,400	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	9,400
6,855	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/14	6,855
1,500	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.050%, 03/07/14	1,500
2,955	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.030%, 03/07/14	2,955
	New York State Dormitory Authority, St. Johns University,
1,770	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/07/14	1,770
6,500	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	6,500
16,980	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.050%, 03/07/14	16,980
4,040	New York State Dormitory Authority, The New York Public Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/07/14	4,040
6,150	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.030%, 03/07/14	6,150
14,325	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/14	14,325
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.040%, 03/07/14	1,150
28,270	New York State Housing Finance Agency, 160 West 62nd Street, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/14	28,270
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, 0.040%, 03/07/14	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	New York — Continued
11,050	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 03/07/14	11,050
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.040%, 03/07/14	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/07/14	6,900
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 03/07/14	9,300
15,300	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 03/07/14	15,300
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/07/14	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/07/14	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/07/14	18,100
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.040%, 03/07/14	15,750
13,985	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.060%, 03/07/14	13,985
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 03/07/14	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/07/14	3,400
	New York State Housing Finance Agency, Victory Housing,
1,500	Series 2000-A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.030%, 03/07/14	1,500
5,000	Series 2001-A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.030%, 03/07/14	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.040%, 03/07/14	6,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/07/14	1,600
13,850	New York State Housing Finance Agency, West 29th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/07/14	13,850
10,245	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/14	10,245
4,600	New York State Housing Finance Agency, West 30th Street Housing, Series A-1, Rev., VRDO, 0.020%, 03/07/14	4,600
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., LIQ: Citibank N.A., 0.050%, 03/07/14	4,800
2,695	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.140%, 03/07/14	2,695
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.090%, 03/07/14	9,505
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 03/07/14	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 03/07/14	5,000
6,965	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.040%, 03/07/14	6,965

	Total Weekly Demand Notes (Cost $975,440)	975,440

SHARES
Variable Rate Demand Preferred Shares — 7.1%
20,000	BlackRock MuniHoldings New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.240%, 03/07/14 # (e)	20,000
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.110%, 03/07/14 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 03/07/14 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.120%, 03/07/14 # (e)	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — Continued
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 03/07/14 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $91,000)	91,000

	Total Investments — 100.8% (Cost $1,299,761)*	1,299,761
	Liabilities in Excess of Other Assets — (0.8)%	(10,491)

	NET ASSETS — 100.0%	$1,289,270

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 19.8%
	Ohio — 19.1%
	County of Allen, Hospital Facilities, Catholic Healthcare Partners,
1,000	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/03/14 (m)	1,000
1,390	Series C, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 03/03/14	1,390
	County of Montgomery, Miami Valley Hospital,
100	Series C, Rev., VRDO, 0.030%, 03/03/14	100
2,435	Series C, Rev., VRDO, 0.030%, 03/03/14	2,435
985	State of Ohio, Air Quality Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project, Series B, Rev., VRDO, LOC: Bank of Nova Scotia, 0.030%, 03/03/14	985
400	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic Health System, Series B, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 03/03/14	400
300	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/03/14	300
	State of Ohio, Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project,
1,000	Series C, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.040%, 03/03/14	1,000
3,275	Series C, Rev., VRDO, LOC: UBS A.G., 0.060%, 03/03/14	3,275

		10,885

	Oklahoma — 0.7%
415	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, 0.070%, 03/03/14	415

	Total Daily Demand Notes (Cost $11,300)	11,300

Municipal Bonds — 7.8%
	Ohio — 7.8%
1,830	City of Marysville, Wastewater Treatment System, GO, BAN, 1.500%, 05/29/14	1,835
1,450	County of Montgomery, Dayton City School District, School Facilities Construction and Improvement, Series B, GO, 1.250%, 10/15/14	1,459
175	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev., 3.000%, 06/01/14	176

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
1,000	Union Township (Clermont County), Various Purpose, GO, BAN, 1.500%, 09/10/14	1,005

	Total Municipal Bonds (Cost $4,475)	4,475

Weekly Demand Notes — 69.8%
	Delaware — 1.0%
575	Delaware State Housing Authority, MERLOTS, Series C103, Rev., VRDO, 0.350%, 03/07/14	575

	Ohio — 68.8%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.130%, 03/07/14	2,785
435	City of Monroe, Corridor 75 Park Ltd. Project, Tax Allocation, VRDO, LOC: PNC Bank N.A., 0.040%, 03/07/14	435
595	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	595
1,535	Columbus Regional Airport Authority, Capital Funding, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	1,535
1,300	County of Franklin, CHE Trinity Health Credit Group, Rev., VRDO, 0.100%, 03/07/14 (i)	1,300
2,700	County of Franklin, Hospital Facilities, OhioHealth Corp., Series B, Rev., VRDO, 0.030%, 03/07/14	2,700
1,245	County of Franklin, Hospital Facilities, U.S. Health Corp., Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/14	1,245
4,810	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 03/07/14	4,810
1,850	County of Hamilton, Economic Development, Boys/Girls Clubs of Greater Cincinnati, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 03/07/14	1,850
660	County of Hancock, Multi-Family Housing, Pedcor Investments - Crystal Glen Apartments Project, Series B, Rev., VRDO, LOC: FHLB, 0.050%, 03/07/14	660
2,750	County of Montgomery, Multi-Family Housing, Cambridge Commons Apartments Project, Series A, Rev., VRDO, LOC: FHLB, 0.060%, 03/07/14	2,750
453	County of Montgomery, Multi-Family Housing, Pedcor Investments, Lyons Gate Project, Series B, Rev., VRDO, LOC: FHLB, 0.200%, 03/07/14	453

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Ohio — Continued
1,858	County of Wood, Industrial Development, Reclamation Technologies, Rev., VRDO, LOC: PNC Bank N.A., 0.090%, 03/07/14	1,858
	Deutsche Bank Spears/Lifers Trust Various States,
310	Series DB-289, GO, VRDO, AGM, LIQ: Deutsche Bank A.G., 0.090%, 03/07/14	310
4,500	Series DB-488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.050%, 03/07/14	4,500
	Ohio Housing Finance Agency, Mortgage-Backed Securities Program,
3,600	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.060%, 03/07/14	3,600
1,790	Series J, Rev., VRDO, AMT, 0.050%, 03/07/14	1,790
1,000	State of Ohio, Air Quality Development Authority, Pollution Control, FirstEnergy Generation Corp. Project, Series 2009-B, Rev., VRDO, LOC: UBS A.G., 0.040%, 03/07/14	1,000
600	State of Ohio, Water Development Authority, Water Development, The Timken Company Project, Rev., VRDO, LOC: Northern Trust Company, 0.030%, 03/07/14	600
2,400	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International Inc. Obligor, Series 1, Rev., VRDO, 0.040%, 03/07/14	2,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — Continued
2,155	Wells Fargo Stage Trust, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.070%, 03/07/14	2,155

		39,331

	Total Weekly Demand Notes (Cost $39,906)	39,906

SHARES
Variable Rate Demand Preferred Share — 2.6%
1,500	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.120%, 03/07/14 # (e) (Cost $1,500)	1,500
	Total Investments — 100.0% (Cost $57,181)*	57,181
	Other Assets in Excess of Liabilities — 0.0% (g)	4

	NET ASSETS — 100.0%	$57,185

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	21

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COP	— Certificate of Participation
CR	— Custodial Receipts
EAGLE	— Earnings of accrual generated on local tax-exempt securities
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
IBC	— Insured Bond Certificates
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
NATL	— Insured by National Public Finance Guarantee Corp.
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates

TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2014.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2014.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,558,479	$126,390	$1,299,761	$57,181
Cash	24	4	7	3
Receivables:
Investment securities sold	—	1,450	—	—
Interest from non-affiliates	1,022	25	1,210	41
Due from Adviser	—	6	—	9

Total Assets	1,559,525	127,875	1,300,978	57,234

LIABILITIES:
Payables:
Distributions	1	—	2	—
Investment securities purchased	—	2,000	11,512	—
Accrued liabilities:
Administration fees	52	—	56	—
Custodian and accounting fees	16	9	16	9
Trustees’ and Chief Compliance Officer’s fees	1	—	1	—
Registration Fee	4	3	5	5
Transfer agent fees	9	3	36	3
Printing and mailing costs	63	4	43	2
Audit Fees	33	29	35	29
Other	2	2	2	1

Total Liabilities	181	2,050	11,708	49

Net Assets	$1,559,344	$125,825	$1,289,270	$57,185

NET ASSETS:
Paid-in-Capital	$1,559,339	$125,829	$1,289,349	$57,189
Accumulated undistributed (distributions in excess of) net investment income	(21)	(5)	(81)	(3)
Accumulated net realized gains (losses)	26	1	2	(1)

Total Net Assets	$1,559,344	$125,825	$1,289,270	$57,185

Net Assets:
E*Trade	$1,031,764	$—	$373,501	$—
Morgan	413,810	5,534	623,670	15,179
Premier	—	33,838	—	2,743
Reserve	—	86,453	233,242	22,583
Service	113,770	—	58,857	16,680

Total	$1,559,344	$125,825	$1,289,270	$57,185

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
E*Trade	1,031,568	—	373,514	—
Morgan	413,858	5,534	623,697	15,171
Premier	—	33,842	—	2,741
Reserve	—	86,463	233,255	22,577
Service	113,810	—	58,860	16,673
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$1,558,479	$126,390	$1,299,761	$57,181

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	23

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,886		$190	$1,985	$92

EXPENSES:
Investment advisory fees	1,178		109	1,060	46
Administration fees	1,027		95	925	40
Distribution fees:
E*Trade	5,749		—	2,243	—
Morgan	414		6	598	16
Reserve	—		240	731	55
Service	605		—	368	102
Shareholder servicing fees:
E*Trade	2,874		—	1,122	—
Morgan	1,449		20	2,092	57
Premier	—		103	—	9
Reserve	—		288	877	65
Service	302		—	184	51
Custodian and accounting fees	52		27	48	28
Interest expense to affiliates	—	(a)	—	1	— (a)
Professional fees	66		50	68	47
Trustees’ and Chief Compliance Officer’s fees	17		1	15	1
Printing and mailing costs	141		5	88	9
Registration and filing fees	38		25	42	27
Transfer agent fees	37		11	102	9
Other	15		6	14	6

Total expenses	13,964		986	10,578	568

Less amounts waived	(12,217)		(783)	(8,707)	(432)
Less expense reimbursements	—		(13)	—	(44)

Net expenses	1,747		190	1,871	92

Net investment income (loss)	139		—	114	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	63		—	107	—

Change in net assets resulting from operations	$202		$—	$221	$—

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$139	$96	$—	$—
Net realized gain (loss)	63	189	—	15

Change in net assets resulting from operations	202	285	—	15

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(96)	(88)	—	—
From net realized gains	(151)	(16)	—	—

Morgan
From net investment income	(35)	(7)	— (a)	— (a)
From net realized gains	(60)	(7)	— (a)	(1)

Premier
From net investment income	—	—	— (a)	—
From net realized gains	—	—	(3)	(4)

Reserve
From net investment income	—	—	— (a)	—
From net realized gains	—	—	(8)	(13)

Service
From net investment income	(8)	(1)	—	—
From net realized gains	(16)	(2)	—	—

Total distributions to shareholders	(366)	(121)	(11)	(18)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	141,636	14,987	(14,993)	(10,842)

NET ASSETS:
Change in net assets	141,472	15,151	(15,004)	(10,845)
Beginning of period	1,417,872	1,402,721	140,829	151,674

End of period	$1,559,344	$1,417,872	$125,825	$140,829

Accumulated undistributed (distributions in excess of) net investment income	$(21)	$(21)	$(5)	$(5)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	25

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014		Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$114	$49	$—		$—
Net realized gain (loss)	107	3	—		— (a)

Change in net assets resulting from operations	221	52	—		— (a)

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(37)	(34)	—		—
From net realized gains	(31)	(18)	—		—

Morgan
From net investment income	(49)	(9)	—	(a)	—
From net realized gains	(51)	(29)	—		—

Premier
From net investment income	—	—	—	(a)	—

Reserve
From net investment income	(23)	(5)	—	(a)	—
From net realized gains	(21)	(17)	—		—

Service
From net investment income	(5)	(1)	—	(a)	—
From net realized gains	(5)	(3)	—		—

Total distributions to shareholders	(222)	(116)	—	(a)	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(107,106)	(24,191)	(775)		(18,878)

NET ASSETS:
Change in net assets	(107,107)	(24,255)	(775)		(18,878)
Beginning of period	1,396,377	1,420,632	57,960		76,838

End of period	$1,289,270	$1,396,377	$57,185		$57,960

Accumulated undistributed (distributions in excess of) net investment income	$(81)	$(81)	$(3)		$(3)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$379,507	$358,772	$—	$—
Distributions reinvested	247	104	—	—
Cost of shares redeemed	(273,793)	(322,945)	—	—

Change in net assets resulting from E*Trade capital transactions	$105,961	$35,931	$—	$—

Morgan
Proceeds from shares issued	$1,823,134	$1,804,961	$11,408	$20,543
Distributions reinvested	70	10	— (a)	1
Cost of shares redeemed	(1,807,658)	(1,808,198)	(11,909)	(22,770)

Change in net assets resulting from Morgan capital transactions	$15,546	$(3,227)	$(501)	$(2,226)

Premier
Proceeds from shares issued	$—	$—	$35,600	$49,080
Distributions reinvested	—	—	3	4
Cost of shares redeemed	—	—	(36,108)	(43,392)

Change in net assets resulting from Premier capital transactions	$—	$—	$(505)	$5,692

Reserve
Proceeds from shares issued	$—	$—	$98,636	$119,801
Distributions reinvested	—	—	8	13
Cost of shares redeemed	—	—	(112,631)	(134,122)

Change in net assets resulting from Reserve capital transactions	$—	$—	$(13,987)	$(14,308)

Service
Proceeds from shares issued	$118,150	$108,801	$—	$—
Distributions reinvested	24	3	—	—
Cost of shares redeemed	(98,045)	(126,521)	—	—

Change in net assets resulting from Service capital transactions	$20,129	$(17,717)	$—	$—

Total change in net assets resulting from capital transactions	$141,636	$14,987	$(14,993)	$(10,842)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	27

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
E*Trade
Issued	379,507	358,772	—	—
Reinvested	247	104	—	—
Redeemed	(273,793)	(322,945)	—	—

Change in E*Trade Shares	105,961	35,931	—	—

Morgan
Issued	1,823,134	1,804,961	11,408	20,543
Reinvested	70	10	— (a)	1
Redeemed	(1,807,658)	(1,808,198)	(11,909)	(22,770)

Change in Morgan Shares	15,546	(3,227)	(501)	(2,226)

Premier
Issued	—	—	35,600	49,080
Reinvested	—	—	3	4
Redeemed	—	—	(36,108)	(43,392)

Change in Premier Shares	—	—	(505)	5,692

Reserve
Issued	—	—	98,636	119,801
Reinvested	—	—	8	13
Redeemed	—	—	(112,631)	(134,122)

Change in Reserve Shares	—	—	(13,987)	(14,308)

Service
Issued	118,150	108,801	—	—
Reinvested	24	3	—	—
Redeemed	(98,045)	(126,521)	—	—

Change in Service Shares	20,129	(17,717)	—	—

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$148,880	$191,284	$—	$—
Distributions reinvested	68	51	—	—
Cost of shares redeemed	(145,919)	(147,271)	—	—

Change in net assets resulting from E*Trade capital transactions	$3,029	$44,064	$—	$—

Morgan
Proceeds from shares issued	$1,927,650	$2,372,078	$75,094	$57,385
Distributions reinvested	74	30	— (a)	—
Cost of shares redeemed	(1,915,392)	(2,418,118)	(77,797)	(61,623)

Change in net assets resulting from Morgan capital transactions	$12,332	$(46,010)	$(2,703)	$(4,238)

Premier
Proceeds from shares issued	$—	$—	$568	$4,136
Distributions reinvested	—	—	— (a)	—
Cost of shares redeemed	—	—	(685)	(4,327)

Change in net assets resulting from Premier capital transactions	$—	$—	$(117)	$(191)

Reserve
Proceeds from shares issued	$31,314,445	$34,492,977	$42,591	$34,931
Distributions reinvested	34	14	— (a)	—
Cost of shares redeemed	(31,434,523)	(34,512,564)	(37,756)	(37,846)

Change in net assets resulting from Reserve capital transactions	$(120,044)	$(19,573)	$4,835	$(2,915)

Service
Proceeds from shares issued	$87,661	$71,320	$27,632	$23,505
Distributions reinvested	10	4	— (a)	—
Cost of shares redeemed	(90,094)	(73,996)	(30,422)	(35,039)

Change in net assets resulting from Service capital transactions	$(2,423)	$(2,672)	$(2,790)	$(11,534)

Total change in net assets resulting from capital transactions	$(107,106)	$(24,191)	$(775)	$(18,878)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	29

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
E*Trade
Issued	148,880	191,284	—	—
Reinvested	68	51	—	—
Redeemed	(145,919)	(147,271)	—	—

Change in E*Trade Shares	3,029	44,064	—	—

Morgan
Issued	1,927,650	2,372,078	75,094	57,385
Reinvested	74	30	— (a)	—
Redeemed	(1,915,392)	(2,418,118)	(77,797)	(61,623)

Change in Morgan Shares	12,332	(46,010)	(2,703)	(4,238)

Premier
Issued	—	—	568	4,136
Reinvested	—	—	— (a)	—
Redeemed	—	—	(685)	(4,327)

Change in Premier Shares	—	—	(117)	(191)

Reserve
Issued	31,314,445	34,492,977	42,591	34,931
Reinvested	34	14	— (a)	—
Redeemed	(31,434,523)	(34,512,564)	(37,756)	(37,846)

Change in Reserve Shares	(120,044)	(19,573)	4,835	(2,915)

Service
Issued	87,661	71,320	27,632	23,505
Reinvested	10	4	— (a)	—
Redeemed	(90,094)	(73,996)	(30,422)	(35,039)

Change in Service Shares	(2,423)	(2,672)	(2,790)	(11,534)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	31

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
E*Trade
Year Ended February 28, 2014	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.03%		$1,031,764	0.12%		0.01%		1.07%
1.00	0.01		925,909	0.22		0.01		1.07
1.00	0.01		889,873	0.20		0.01		1.07
1.00	0.07		847,499	0.30		0.01		1.07
1.00	0.01		702,599	0.43	(e)	0.01		1.09

1.00	0.02		413,810	0.12		0.01		0.62
1.00	0.00	(f)	398,310	0.23		0.00	(f)	0.62
1.00	0.00	(f)	401,491	0.21		0.00	(f)	0.62
1.00	0.06		399,696	0.31		0.00	(f)	0.62
1.00	0.03		432,378	0.42	(e)	0.02		0.64

1.00	0.02		113,770	0.12		0.01		1.07
1.00	0.00	(f)	93,653	0.23		0.00	(f)	1.07
1.00	0.00	(f)	111,357	0.20		0.00	(f)	1.07
1.00	0.06		122,928	0.31		0.00	(f)	1.07
1.00	0.00		160,478	0.26		0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	33

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Michigan Municipal Money Market Fund
Morgan
Year Ended February 28, 2014	$1.00	$—		$—		$—		$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—		—	(b)	—	(b)	—		—		—
Year Ended February 28, 2011	1.00	—	(b)	—		—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Premier
Year Ended February 28, 2014	1.00	—		—		—		—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—		—	(b)	—	(b)	—		—		—
Year Ended February 28, 2011	1.00	—	(b)	—		—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Reserve
Year Ended February 28, 2014	1.00	—		—		—		—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—		—	(b)	—	(b)	—		—		—
Year Ended February 28, 2011	1.00	—	(b)	—		—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2010	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%
(d)	Includes insurance expense of 0.03%.
(e)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$5,534	0.14%		0.00%		0.69%
1.00	0.00	(c)	6,035	0.24		0.00		0.68
1.00	0.00		8,261	0.24		0.00		0.67
1.00	0.05		9,341	0.35		0.00	(c)	0.67
1.00	0.04		14,569	0.51	(d)	0.05		0.73

1.00	0.01		33,838	0.14		0.00		0.54
1.00	0.00	(c)	34,346	0.23		0.00		0.53
1.00	0.00		28,655	0.24		0.00		0.52
1.00	0.05		29,209	0.35		0.00	(c)	0.52
1.00	0.10		38,165	0.42	(d)	0.11		0.57

1.00	0.01		86,453	0.14		0.00		0.79
1.00	0.00	(c)	100,448	0.24		0.00		0.78
1.00	0.00		114,758	0.24		0.00		0.77
1.00	0.05		139,538	0.35		0.00	(c)	0.77
1.00	0.02		220,793	0.32	(e)	0.00	(c)	0.76

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
E*Trade
Year Ended February 28, 2014	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Morgan
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—		—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Includes insurance expense of 0.02%.
(f)	Amount rounds to less than 0.01%.
(g)	Includes insurance expense of 0.03%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$373,501	0.14%		0.01%		1.08%
1.00	0.02		370,470	0.24		0.01		1.07
1.00	0.01		326,423	0.25		0.01		1.07
1.00	0.11		310,036	0.34		0.01		1.07
1.00	0.01		293,356	0.57	(e)	0.01		1.09

1.00	0.02		623,670	0.14		0.01		0.63
1.00	0.01		611,340	0.25		0.00	(f)	0.62
1.00	0.00	(f)	657,377	0.26		0.00	(f)	0.62
1.00	0.10		830,150	0.34		0.01		0.62
1.00	0.05		744,054	0.55	(g)	0.06		0.65

1.00	0.02		233,242	0.15		0.01		0.73
1.00	0.01		353,286	0.25		0.00	(f)	0.72
1.00	0.00	(f)	372,876	0.26		0.00	(f)	0.72
1.00	0.10		395,301	0.34		0.01		0.72
1.00	0.02		364,918	0.58	(g)	0.02		0.74

1.00	0.02		58,857	0.14		0.01		1.08
1.00	0.01		61,281	0.25		0.00	(f)	1.07
1.00	0.00	(f)	63,956	0.26		0.00	(f)	1.07
1.00	0.10		93,124	0.34		0.00	(f)	1.07
1.00	0.00		104,245	0.44		0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	37

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Ohio Municipal Money Market Fund
Morgan
Year Ended February 28, 2014	$1.00	$—		$—		$—		$—	(d)	$—		$—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Year Ended February 28, 2014	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	(0.01)		0.01		—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Year Ended February 28, 2014	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Year Ended February 28, 2014	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—		—		—		—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—		—	(d)	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Includes insurance expense of 0.03%.
(g)	Includes insurance expense of 0.01%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$15,179	0.17%		0.00%		0.82%
1.00	0.00	(e)	17,883	0.24		0.00		0.77
1.00	0.01		22,121	0.21		0.00		0.76
1.00	0.08		22,172	0.36		0.01		0.79
1.00	0.19		23,532	0.55	(f)	0.09		0.77

1.00	0.00	(e)	2,743	0.16		0.00		0.67
1.00	0.00	(e)	2,859	0.24		0.00		0.63
1.00	0.01		3,050	0.20		0.00		0.61
1.00	0.08		5,039	0.36		0.01		0.64
1.00	0.27		3,589	0.40	(g)	0.08		0.62

1.00	0.00	(e)	22,583	0.15		0.00		0.92
1.00	0.00	(e)	17,748	0.24		0.00		0.87
1.00	0.01		20,665	0.22		0.00		0.86
1.00	0.08		30,018	0.36		0.01		0.89
1.00	0.14		23,851	0.61	(f)	0.03		0.87

1.00	0.00	(e)	16,680	0.16		0.00		1.27
1.00	0.00	(e)	19,470	0.24		0.00		1.22
1.00	0.01		31,002	0.20		0.00		1.22
1.00	0.08		20,703	0.36		0.00	(e)	1.25
1.00	0.11		19,376	0.34		0.00	(e)	1.22

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	39

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan and Service	JPM I	Diversified
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II	Non-Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve and Service	JPM I	Diversified
Ohio Municipal Money Market Fund	Morgan, Premier, Reserve and Service	JPM II	Non-Diversified

The investment objective of California Municipal Money Market Fund is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of Michigan Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

The investment objective of New York Municipal Money Market Fund is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of Ohio Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This valuation method involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2014, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund (a)
Total Investments in Securities	$—	$1,558,479	$—	$1,558,479

Michigan Municipal Money Market Fund (a)
Total Investments in Securities	$—	$126,390	$—	$126,390

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York Municipal Money Market Fund (a)
Total Investments in Securities	$—	$1,299,761	$—	$1,299,761

Ohio Municipal Money Market Fund (a)
Total Investments in Securities	$—	$57,181	$—	$57,181

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2014.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

The following are the value and percentage of net assets of illiquid securities as of February 28, 2014 (amounts in thousands):

	Value	Percentage
California Municipal Money Market Fund	$37,500	2.4%
Michigan Municipal Money Market Fund	5,100	4.1
Ohio Municipal Money Market Fund	1,300	2.3

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually.

The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/ tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

There were no reclassifications for the year ended February 28, 2014.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) acts as the investment adviser to the Funds. The Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the administration agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2014, the effective rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	n/a	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.60	0.10	0.25	0.60
Ohio Municipal Money Market Fund	n/a	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	n/a	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.30	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	n/a	1.05%
Michigan Municipal Money Market Fund	n/a	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	1.00	0.59	n/a	0.70	1.05
Ohio Municipal Money Market Fund	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2014. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

For the year ended February 28, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory		Administration Fee	Shareholder Servicing	Total
California Municipal Money Market Fund	$—		$—	$882	$882
Michigan Municipal Money Market Fund	1		10	115	126
New York Municipal Money Market Fund	—		—	622	622
Ohio Municipal Money Market Fund	—	(a)	10	118	128

	Voluntary Waivers
	Investment Advisory	Administration Fee	Distribution	Shareholder Servicing	Total	Voluntary Reimbursement
California Municipal Money Market Fund	$843	$78	$6,768	$3,646	$11,335	$—
Michigan Municipal Money Market Fund	87	34	246	290	657	13
New York Municipal Money Market Fund	610	11	3,940	3,524	8,085	—
Ohio Municipal Money Market Fund	44	23	173	64	304	44

(a)	Amount rounds to less than $1,000.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Federal Income Tax Matters

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income		Net Long-Term Capital-Gains	Tax Exempt Income		Total Distributions Paid
California Municipal Money Market Fund	$175		$52	$139		$366
Michigan Municipal Money Market Fund	—	(a)	11	—	(a)	11
New York Municipal Money Market Fund	46		62	114		222
Ohio Municipal Money Market Fund	—	(a)	—	—		—	(a)

(a)	Amount rounds to less than $1,000.

The tax character of distributions paid during the year ended February 28, 2013 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital-Gains	Tax Exempt Income		Total Distributions Paid
California Municipal Money Market Fund	$21	$4	$96		$121
Michigan Municipal Money Market Fund	15	3	—	(a)	18
New York Municipal Money Market Fund	67	—	49		116
Ohio Municipal Money Market Fund	—	—	—		—

(a)	Amount rounds to less than $1,000.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	43

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income		Long-Term Capital-Gain or (Tax Basis Loss Carryover)	Tax Exempt Income		Unrealized Appreciation (Depreciation)
California Municipal Money Market Fund	$—		$26	$7		$—
Michigan Municipal Money Market Fund	—		—	—	(a)	—
New York Municipal Money Market Fund	1		1	4		—
Ohio Municipal Money Market Fund	—	(a)	(1)	—	(a)	—

(a)	Amount rounds to less than $1,000.

For the Funds the cumulative timing differences primarily consist of trustee deferred compensation.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2014, the Funds did not have any post-enactment net capital loss carryforwards.

As of February 28, 2014, the following Fund had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2019
Ohio Municipal Money Market Fund	$1

5. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for each of the New York Municipal Money Market Fund and Ohio Municipal Money Market Fund.

In addition, the Funds each have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds invest a significant portion of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

invest in issuers in the States of California, Michigan, New York and Ohio, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and the Shareholders of JPMorgan California Municipal Money Market Fund, JPMorgan Michigan Municipal Money Market Fund, JPMorgan New York Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (each a separate fund of JPMorgan Trust I) and JPMorgan Michigan Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund (each a separate fund of JPMorgan Trust II) (hereafter referred to as the “Funds”) at February 28, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	47

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trusts since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management. Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004-2413.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	49

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.20	$0.45	0.09%
Hypothetical	1,000.00	1,024.35	0.45	0.09
Morgan
Actual	1,000.00	1,000.20	0.45	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09
Service
Actual	1,000.00	1,000.20	0.45	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10
Premier
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10
Reserve
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

New York Municipal Money Market Fund
E*Trade
Actual	1,000.00	1,000.10	0.60	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12
Morgan
Actual	1,000.00	1,000.10	0.60	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
New York Municipal Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,000.10	$0.60	0.12%
Hypothetical	1,000.00	1,024.20	0.60	0.12
Service
Actual	1,000.00	1,000.10	0.60	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.00	0.64	0.13
Hypothetical	1,000.00	1,024.15	0.65	0.13
Premier
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Reserve
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Service
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	51

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Long Term Capital Gain Notice

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2014 (amounts in thousands):

Long-Term Capital Gain Distribution
California Municipal Money Market Fund	$52
Michigan Municipal Money Market Fund	11
New York Municipal Money Market Fund	62

Tax-Exempt Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of dividends paid from net investment income exempt from federal income tax for the fiscal year ended February 28, 2014:

Exempt Distributions Paid
California Municipal Money Market Fund	100.00%
Michigan Municipal Money Market Fund	88.00
New York Municipal Money Market Fund	99.85

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014.	AN-MMKTST-214

Annual Report

J.P. Morgan Tax Free Funds

February 28, 2014

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act — the president’s signature domestic policy initiative — led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index closed at a record high on the final day of the reporting period and returned

22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets Index (net of foreign withholding taxes) returned 0.94% for the 12-month period, while the Barclays Emerging Markets Debt Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	1

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Fixed income markets were marked by overall weakness and intermittent volatility throughout the reporting period. Uncertainty about future monetary policy from the U.S. Federal Reserve (the “Fed”) and mixed economic data in both the U.S. and Europe weighed on financial markets during the first half of the period. The Fed’s announcement in May 2013 that economic growth had become sufficient enough to consider tapering off its Quantitative Easing program drove down prices for U.S. Treasuries and briefly pushed equity prices lower. Improving economic data in the second half of the period drove equity prices to new highs in the U.S. and Japan and in December, the Fed’s decision to trim its monthly asset purchases by $10 billion sparked a rally in developed market equity prices and a flow of investment capital out of emerging markets. The Fed’s move — and a further $10 billion cut in asset purchases in February — bolstered expectations of rising inflation, which further weakened bond prices, particularly in longer maturities.

U.S. Treasury securities posted negative returns for the period. The Barclays U.S. Aggregate Index of investment grade fixed income securities returned 0.15%, the Barclays U.S. Corporate High Yield Index returned 8.4% and while the Barclays Municipal Bond Index returned –0.21% for the 12 months ended February 28, 2014.

2	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	0.78%
Barclays LB California 1–17 Year Muni Index	1.68%

Net Assets as of 2/28/2014 (In Thousands)	$250,618
Duration as of 2/28/2014	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2014, the Fund underperformed the Barclays LB California 1-17 Year Muni Index (the “Benchmark”). The Fund’s positions in longer duration local government obligation and educational sector bonds detracted from relative performance, while its positions in shorter duration pre-refunded and hospitals sector bonds made a positive contribution to performance relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s overweight in longer duration AA rated bonds detracted from performance relative to the Benchmark, while its slight overweight position in shorter duration AAA rated issues helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s average duration contracted relative to the Benchmark as interest rates rose early in the reporting period and expectations of future increases in interest rates grew as time passed.

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund managers preferred essential service sectors. However, Fund positioning is generally a function of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	19.2%
AA	50.6
A	28.1
BBB	1.6
NR	0.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		0.74%	4.73%	3.67%
With Sales Charge*		(3.01)	3.93	3.27
CLASS C SHARES	2/19/05
Without CDSC		0.24	4.21	3.17
With CDSC**		(0.76)	4.21	3.17
INSTITUTIONAL CLASS SHARES	12/23/96	0.78	4.82	3.78
SELECT CLASS SHARES	4/21/97	0.79	4.78	3.69

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of Class C Shares would have been lower than those shown because Class C Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, the Barclays LB California 1-17 Year Muni Index and the Lipper California Intermediate Municipal Debt Funds Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper California Intermediate Municipal Debt Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.44%
Barclays U.S. 1-15 Year Blend (1-17) Muni Bond Index	0.76%

Net Assets as of 2/28/2014 (In Thousands)	$3,603,250
Duration as of 2/28/2014	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2014, the Fund underperformed the Barclays U.S. 1-15 Year Blend (1-17) Muni Bond Index (the “Benchmark”). The Fund’s overweight position and longer option-adjusted duration in the water & sewer sector and the Fund’s longer duration positions within state government obligation bonds detracted from performance relative to the Benchmark. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s security selection and underweight allocation to the 9-10 year duration segment also detracted from relative performance, as did the Fund’s underweight position in California bonds.

The Fund’s underweight position in Puerto Rico bonds made a positive contribution to performance relative to the Benchmark, as did the Fund’s underweight position and shorter duration in BBB rated securities, which was the worst performing rating category in the Benchmark during the reporting period. The Fund’s overweight position in bonds with 0-1 year option-adjusted duration and its shorter duration in pre-refunded bonds also helped relative performance. The Fund’s underweight position and security selection in the transportation, electric and local government obligation bond sectors also helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. For liquidity, and to enhance the Fund’s overall credit quality, the Fund maintained its overweight versus the Benchmark in pre-refunded bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	34.5%
AA	51.2
A	12.8
BBB	0.4
NR	1.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	12/31/03
Without Sales Charge		0.21%	3.65%	3.30%
With Sales Charge*		(3.57)	2.86	2.91
CLASS B SHARES	12/31/03
Without CDSC		(0.43)	2.98	2.48
With CDSC**		(5.43)	2.62	2.48
CLASS C SHARES	12/31/03
Without CDSC		(0.46)	2.96	2.47
With CDSC***		(1.46)	2.96	2.47
INSTITUTIONAL CLASS SHARES	9/10/01	0.54	3.92	3.46
SELECT CLASS SHARES	1/1/97	0.44	3.82	3.36

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper

Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.50%
Barclays New York Competitive
Intermediate (1–17 Year) Maturities Index	0.86%

Net Assets as of 2/28/2014 (In Thousands)	$495,823
Duration as of 2/28/2014	5.0 years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2014, the Fund underperformed the Barclays New York Competitive Intermediate (1-17 Year) Maturities Index (the “Benchmark”). The Fund’s positions in longer duration electric and leasing sector bonds detracted from performance relative to the Benchmark, while the Fund’s overweight positions in shorter duration pre-refunded bonds and transportation sector bonds made a positive contribution to relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s underweight position in AAA rated bonds and its overweight position in AA rated bonds contributed to relative performance. These positive factors were offset by its underweight in A rated bonds and its slight overweight in longer duration BBB rated bonds, which detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s average duration contracted relative to the Benchmark as interest rates rose early in the reporting period and expectations of future increases in interest rates grew as time passed.

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a function of security structure, duration, credit quality and the unique characteristics of the New York state municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	22.4%
AA	62.4
A	10.5
BBB	1.4
NR	3.3

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/16/01
Without Sales Charge		0.42%	3.93%	3.27%
With Sales Charge*		(3.29)	3.13	2.88
CLASS B SHARES	2/16/01
Without CDSC		(0.24)	3.23	2.68
With CDSC**		(5.24)	2.88	2.68
CLASS C SHARES	1/31/03
Without CDSC		(0.27)	3.25	2.55
With CDSC***		(1.27)	3.25	2.55
INSTITUTIONAL CLASS SHARES	9/10/01	0.67	4.19	3.53
SELECT CLASS SHARES	1/1/97	0.50	4.01	3.33

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays New York Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper

Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 91.8% (t)
	California — 89.3%
	Certificate of Participation/Lease — 7.8%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	904
2,000	California State Public Works Board, California State University, Various California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,325
1,500	California State Public Works Board, Department Development Services, Porterville, Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/25	1,762
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,406
1,500	County of Monterey, COP, AGM, 5.000%, 08/01/20	1,726
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,954
1,000	COP, 5.000%, 03/01/26	1,154
1,500	COP, 5.000%, 03/01/27	1,732
2,225	Los Angeles City, Sonnenblick-Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	2,237
1,240	Sacramento City Financing Authority, Capital Improvement, Series A, Rev., AMBAC, 5.000%, 12/01/19	1,336
250	San Mateo County, Joint Powers Financing Authority, Capital Projects Program, Rev., NATL-RE, 6.500%, 07/01/15	262
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (m)	1,675

		19,473

	Education — 3.5%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,143
1,500	California Educational Facilities Authority, Stanford University, Series T-5, Rev., 5.000%, 03/15/23	1,829
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,209
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,327

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — Continued
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,288
1,000	University of California Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,067

		8,863

	General Obligation — 27.5%
513	California State Polytechnic University, Private Placement, GO, 5.055%, 03/15/14 (i)	513
500	City of Irvine, Improvement Bond Act of 1915, District No. 12-1, 3.000%, 09/02/14	506
1,500	Counties of Napa & Sonoma, Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	1,131
1,000	Counties of Sonoma, Mendocino, & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,163
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,383
1,500	County of Contra Costa, West Contra Costa Unified School District, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,420
1,500	County of Los Angeles, Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	1,121
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	948
1,500	County of Los Angeles, Los Angeles Community College District, Election of 2003, Series E, GO, AGM, 5.000%, 08/01/19	1,660
	County of Los Angeles, Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,107
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,137
1,000	Series I, GO, 5.000%, 07/01/25	1,144
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,179
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,736
3,000	County of Monterey, Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	2,055

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	1,108
1,700	County of Orange, Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,847
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, GO, AGM, Zero Coupon, 09/01/24	654
1,000	County of San Diego, Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/18	933
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	967
1,000	County of San Diego, San Diego Community College District, Election of 2006, GO, 5.000%, 08/01/26	1,140
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,158
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,219
1,580	County of Santa Clara, Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,629
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,180
1,015	GO, Zero Coupon, 08/01/25	675
1,500	GO, Zero Coupon, 08/01/26	947
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,869
1,750	GO, 5.000%, 08/01/28	1,989
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,715
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.000%, 07/01/15	135
1,115	Mendocino & Lake Countries, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,239
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,382
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,486
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	2,989

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	State of California,
1,500	GO, 5.000%, 03/01/17	1,638
2,000	GO, 5.000%, 08/01/19	2,250
1,000	GO, 5.000%, 09/01/19	1,112
1,000	GO, 5.000%, 09/01/21	1,205
3,500	GO, 5.000%, 11/01/21	4,014
3,000	GO, 5.000%, 08/01/22	3,352
2,000	GO, 5.000%, 04/01/24	2,240
1,575	GO, 5.250%, 09/01/27	1,826
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,845
	State of California, Various Purpose,
2,310	GO, 5.250%, 10/01/22	2,724
1,000	GO, 5.500%, 04/01/23	1,185

		68,855

	Hospital — 3.3%
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 11/15/20	1,067
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,776
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,197
1,000	County of Loma Linda, Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	1,029
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,664
1,500	University of California Medical Center, Series D, Rev., 5.000%, 05/15/20	1,657

		8,390

	Housing — 0.4%
1,000	California Housing Finance Agency, Home Mortgage, Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,032

	Other Revenue — 16.8%
1,000	Abag Finance Authority for Nonprofit Corporations, Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,079
1,175	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/27	1,343
1,000	California Educational Facilities Authority, University of California, Series A, Rev., 5.000%, 10/01/23	1,224

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,651
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 08/15/18	1,170
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,105
1,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	1,141
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,163
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, California Substance Abuse Treatment Facility & State Prison at Corcoran, Series J, Rev., AMBAC, 5.250%, 01/01/16	1,090
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,108
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,137
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	615
1,185	County of Marin, Marin Water District Financing Authority, Water, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,351
545	Golden West Schools Financing Authority, School District, Series A, Rev., NATL-RE, 5.800%, 02/01/16	593
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,798
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,156
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,173
1,000	Series B, Rev., 5.000%, 08/01/25	1,140
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,714
2,000	Series F, Rev., 5.000%, 07/01/28	2,310

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,245
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,086
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,138
1,200	Series B, Rev., 5.000%, 05/01/18	1,407
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 11/01/26	2,760
1,500	San Francisco State Building Authority, California State San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,610
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,543
1,000	University of California, Series AB, Rev., 5.000%, 05/15/26	1,145
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,100

		42,095

	Prerefunded — 4.6%
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16 (p)	2,196
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,753
700	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Back Securities, Series A, Rev., FHA/VA MTGS GNMA COLL, 7.500%, 05/01/23 (p)	898
2,000	County of Los Angeles, Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (p)	1,906
1,500	County of San Bernardino, San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15 (p)	1,603
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,253
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, Rev., NATL-RE, 6.000%, 08/01/15 (p)	1,072

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — Continued
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (p)	675
120	State of California, GO, NATL-RE-IBC, 6.250%, 10/01/19	121

		11,477

	Special Tax — 2.6%
850	Colton Public Financing Authority, Tax Allocation, Colton Redevelopment Projects, Series A, Rev., NATL-RE, 5.000%, 08/01/18	851
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,331
305	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	306
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,674
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18	1,340

		6,502

	Transportation — 8.0%
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/25	1,719
	City of Long Beach Harbor,
1,000	Series A, Rev., 5.000%, 05/15/25	1,120
1,500	Series B, Rev., 5.000%, 05/15/26	1,673
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,700
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,283
1,000	Series A, Rev., 5.000%, 05/15/27	1,143
1,250	Series E, Rev., 4.500%, 05/15/16	1,367
	Los Angeles Harbor Department, Los Angeles International Airport,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,687
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,082
1,500	Port of Oakland, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,549
	San Francisco City & County Airports Commission, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,183
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,708

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,716

		19,930

	Utility — 6.8%
1,535	Anaheim Public Financing Authority, Anaheim Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 10/01/22	1,724
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Anaheim Electric System Distribution Facilities, Rev., NATL-RE, 5.250%, 10/01/16	3,221
1,000	California State Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/22	1,166
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,298
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,704
	Los Angeles Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,770
1,500	Series B, Rev., 5.250%, 07/01/23	1,791
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,400

		17,074

	Water & Sewer — 8.0%
	California State Department of Water Resources, Central Valley Project Water System,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,890
2,500	Series AF, Rev., 5.000%, 12/01/25	2,881
1,500	Series AG, Rev., 5.000%, 12/01/24	1,750
1,500	City of Santa Rosa, Capital Appreciation, Wastewater, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,052
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,741
1,500	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.250%, 07/01/24	1,781
1,000	Metropolitan Water District of Southern California, Water, Series D, Rev., 5.000%, 07/01/20	1,185
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,648
1,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.000%, 05/15/25	1,702

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Water & Sewer — Continued
	San Diego Public Facilities Financing Authority, Water,
1,000	Series A, Rev., 5.000%, 08/01/21	1,141
2,000	Series B, Rev., 5.000%, 08/01/25	2,276

		20,047

	Total California	223,738

	Illinois — 0.8%
	Transportation — 0.8%
2,000	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,132

	Kentucky — 0.5%
	Certificate of Participation/Lease — 0.5%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,188

	Pennsylvania — 0.5%
	Hospital — 0.5%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,140

	Puerto Rico — 0.1%
	Other Revenue — 0.1%
300	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	313

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Carolina — 0.2%
	General Obligation — 0.2%
550	County of Charleston, GO, NATL-RE-IBC, 3.000%, 09/01/14	558

	Texas — 0.4%
	Transportation — 0.4%
1,000	Texas Transportation Commission, State Highway Fund First Tier, Rev., 5.000%, 04/01/17	1,098

	Total Municipal Bonds (Cost $212,473)	230,167

SHARES
Short-Term Investment — 6.5%
	Investment Company — 6.5%
16,230	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $16,230)	16,230

	Total Investments — 98.3% (Cost $228,703)	246,397
	Other Assets in Excess of Liabilities — 1.7%	4,221

	NET ASSETS — 100.0%	$250,618

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 96.4% (t)
	Alabama — 0.4%
	Education — 0.3%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,270

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement Warrants, Series A, GO, 5.000%, 09/01/22	2,058
	City of Huntsville, School Capital Improvement Warrants,
1,000	Series B, GO, 5.000%, 09/01/22	1,150
1,000	Series B, GO, 5.000%, 09/01/26	1,149

		4,357

	Total Alabama	15,627

	Alaska — 0.8%
	Other Revenue — 0.7%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	9,693
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,507

		24,200

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Rev., 5.250%, 09/01/23	1,152
1,000	Rev., 5.375%, 09/01/25	1,149
1,000	Rev., 5.500%, 09/01/27	1,135

		3,436

	Total Alaska	27,636

	Arizona — 1.9%
	Certificate of Participation/Lease — 0.7%
	Arizona School Facilities Board,
15,000	COP, 5.750%, 09/01/18	17,981
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,347
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,797
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,125

		26,250

	General Obligation — 0.0% (g)
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,079

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.5%
	Arizona Health Facilities Authority, Banner Health,
2,500	Series D, Rev., 5.000%, 01/01/23	2,760
5,000	Series D, Rev., 5.000%, 01/01/24	5,521
10,000	Series D, Rev., 5.500%, 01/01/19	11,548

		19,829

	Other Revenue — 0.1%
2,150	Pima County, Sewer System, Series B, Rev., 5.000%, 07/01/22	2,523

	Prerefunded — 0.3%
4,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	4,444
5,540	Maricopa County IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/31/14 (p)	5,529
1,000	Tucson & Pima Counties IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/01/14 (p)	998

		10,971

	Transportation — 0.2%
5,000	Arizona State Transportation Board, Highway, Rev., 5.000%, 07/01/17	5,518

	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,128
500	Series A, Rev., 5.000%, 01/01/21	574
1,000	Series A, Rev., 5.000%, 01/01/22	1,124

		2,826

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,148

	Total Arizona	70,144

	Arkansas — 0.0% (g)
	Other Revenue — 0.0% (g)
1,000	University of Arkansas, Various Facilities, UAMS Campus, Rev., 5.000%, 11/01/26	1,154

	California — 13.2%
	Certificate of Participation/Lease — 0.4%
	California State Public Works Board, Department of General Services, Butterfield State Office Complex,
3,500	Series A, Rev., 5.000%, 06/01/19	3,705
1,750	Series A, Rev., 5.000%, 06/01/20	1,851

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	6,736
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,361

		13,653

	Education — 1.4%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,145
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	516
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	943
14,000	Los Angeles Unified School District, Series A-2, GO, 5.000%, 07/01/21	16,988
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	11,757
5,000	Series O, Rev., 5.750%, 05/15/30	5,747
10,000	Series O, Rev., 5.750%, 05/15/34	11,458

		49,554

	General Obligation — 6.2%
2,000	Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/18	1,867
1,390	City of Garden Grove, Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,545
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	6,981
19,585	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	11,713
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,825
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,559
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,077
2,750	Los Angeles & Orange Counties, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
	Los Angeles Unified School District,
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,503
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,519
6,120	Series I, GO, 5.250%, 07/01/23	7,237
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/30	11,063
	Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,523
1,000	Series C, GO, Zero Coupon, 08/01/27	629
	Mt. Diablo Unified School District, Contra Costa County Election 2002,
1,925	Series B-2, GO, 5.000%, 07/01/25	2,217
2,000	Series B-2, GO, 5.000%, 07/01/26	2,284
3,615	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	3,331
10,200	San Diego Community College District, GO, 5.000%, 08/01/24	12,121
2,400	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.250%, 07/01/27	2,876
2,515	San Francisco Unified School District, Proposition A, Election of 2011, Series A, GO, 4.000%, 06/15/22	2,775
295	Santa Monica Community College District, Election of 2007, Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	295
5,450	State Center Community College District, GO, 5.250%, 08/01/28	6,183
5,000	State of California, GO, 5.000%, 08/01/16	5,569
15,860	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.000%, 07/01/15	16,128
	State of California, Various Purpose,
25	GO, 5.000%, 03/01/14	25
6,875	GO, 5.000%, 11/01/15	7,428
14,100	GO, 5.000%, 04/01/17	16,042
1,000	GO, 5.000%, 09/01/19	1,197
4,655	GO, 5.000%, 09/01/20	5,067
7,000	GO, 5.000%, 10/01/29	7,734
5,000	GO, 5.125%, 04/01/23	5,022
6,790	GO, 5.500%, 04/01/18	8,086
6,800	GO, 5.500%, 04/01/21	8,081
15,000	GO, 5.625%, 04/01/26	17,572
6,685	GO, 6.500%, 04/01/33	8,167
1,565	GO, AMBAC, 5.000%, 02/01/27	1,870
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,213

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,934
	West Valley-Mission Community College District, Election of 2004,
455	Series A, GO, AGM, 5.000%, 08/01/23	500
910	Series A, GO, AGM, 5.000%, 08/01/25	997

		222,766

	Hospital — 0.1%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,373
2,450	Series C, Rev., 6.500%, 10/01/33	2,849

		5,222

	Other Revenue — 3.5%
1,815	Alameda County Water District Financing Authority, Water System, Rev., 5.000%, 06/01/23	2,167
700	Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, Series A, Rev., 4.000%, 10/01/20	803
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	909
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,678
2,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	2,281
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health and Services, Rev., 6.500%, 10/01/38	2,283
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,147
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,340
5,130	Series H, Rev., 5.000%, 09/01/30 (w)	5,575
8,275	Series H, Rev., 5.000%, 09/01/31	8,910
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,916
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,188
2,310	Series C, Rev., AGM, 5.000%, 04/01/26	2,394

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
1,000	California State Public Works Board, Department of General Services, Capitol East End Complex, Series A, Rev., AMBAC, 5.250%, 12/01/19	1,004
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,352
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,475
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,618
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	14,647
2,000	Series C, Rev., 5.000%, 06/01/26	2,317
	Metropolitan Water District of Southern California,
2,125	Series C, Rev., 5.000%, 10/01/27	2,605
8,750	Series G, Rev., 5.000%, 07/01/28	10,106
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,135
	Sacramento Suburban Water District,
1,500	Series A, Rev., 4.500%, 11/01/21	1,740
1,600	Series A, Rev., 4.750%, 11/01/22	1,884
	San Diego County Water Authority,
13,095	Rev., 5.000%, 05/01/29	14,921
10,000	Rev., 5.000%, 05/01/30	11,297
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,383
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,443
2,000	Rev., AGM, 5.000%, 08/01/20	2,292
4,500	University of California, Series AF, Rev., 5.000%, 05/15/25	5,328
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,525

		126,663

	Prerefunded — 0.3%
35	California Health Facilities Financing Authority, Providence Health and Services, Rev., 6.500%, 10/01/18 (p)	44
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., XLCA, 5.000%, 06/01/14 (p)	1,873
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, Tax Allocation, Zero Coupon, 01/01/19 (p)	4,721

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — Continued
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,064
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	944
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,654

		12,300

	Utility — 0.4%
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,827
9,545	Series A, Rev., 5.250%, 11/15/22	10,793

		13,620

	Water & Sewer — 0.9%
540	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	558
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,506
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,123
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,262
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,411
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,574
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	3,970
2,165	Series A, Rev., 5.000%, 05/15/22	2,453
6,200	Series A, Rev., 5.000%, 05/15/23	7,033
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,121

		32,011

	Total California	475,789

	Colorado — 4.5%
	Certificate of Participation/Lease — 0.2%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	5,761

	Education — 0.1%
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	597
1,480	Series A, Rev., 5.500%, 06/01/26	1,744
750	Series A, Rev., 5.750%, 06/01/28	889

		3,230

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 1.2%
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,163
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	22,024
9,500	GO, 5.000%, 12/15/22	11,404

		41,591

	Hospital — 0.0% (g)
585	Colorado Health Facilities Authority, Boulder Hospital, Series C, Rev., NATL-RE, 6.000%, 10/01/14	604

	Other Revenue — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	4,979

	Prerefunded — 2.9%
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	17,331
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	29,187
42,790	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	42,251
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	8,066
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,682
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,606

		104,123

	Total Colorado	160,288

	Connecticut — 0.7%
	General Obligation — 0.4%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,935
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,256

		15,191

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
1,260	Rev., AGM, 5.000%, 06/15/17	1,436
1,320	Rev., AGM, 5.000%, 06/15/18	1,489

		2,925

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 0.2%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	117
350	Series A, Rev., 5.000%, 08/15/25	404
150	Series A, Rev., 5.000%, 08/15/26	171
250	Series A, Rev., 5.000%, 08/15/27	284
300	Series A, Rev., 5.000%, 08/15/29 (w)	335
100	Series A, Rev., 5.500%, 08/15/23 (w)	122
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University, Series N, Rev., 5.000%, 11/01/25	4,870
2,055	Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,369

		8,672

	Total Connecticut	26,788

	Delaware — 0.4%
	General Obligation — 0.4%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,370
2,000	GO, 5.000%, 07/01/23	2,360
4,000	Series B, GO, 5.000%, 07/01/22	4,882
3,710	Series B, GO, 5.000%, 07/01/23	4,538
1,000	Series C, GO, 5.000%, 10/01/25	1,240

	Total Delaware	15,390

	District of Columbia — 0.2%
	Other Revenue — 0.2%
5,000	District of Columbia, Series A, Rev., 5.000%, 12/01/22	5,852
1,490	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	1,490

	Total District of Columbia	7,342

	Florida — 3.0%
	Certificate of Participation/Lease — 0.1%
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/23	4,157

	General Obligation — 1.4%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,712
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,263
1,250	Series A, GO, 5.000%, 06/01/25	1,451

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
5,000	Series B, GO, 4.750%, 06/01/21	5,311
14,600	Series D, GO, 5.000%, 06/01/24	17,150
1,260	Series D, GO, 5.500%, 06/01/18	1,511
4,515	Series E, GO, 5.000%, 06/01/19	5,422
4,740	Series E, GO, 5.000%, 06/01/20	5,699
5,800	Series F, GO, 5.000%, 06/01/20	6,420

		50,939

	Housing — 0.2%
2,150	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	2,303
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
1,150	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,232
3,315	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	3,599

		7,134

	Other Revenue — 0.5%
1,500	City of Gulf Breeze, Miami Beach Local Government, Series E, Rev., FGIC, 5.125%, 12/01/15	1,587
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	580
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,877
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,300
1,395	Jea Electric System, Series A, Rev., 5.000%, 10/01/23	1,645
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	5,987

		17,976

	Prerefunded — 0.3%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/15 (p)	10,348

	Special Tax — 0.1%
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,736
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,409

		4,145

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — 0.1%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,201

	Water & Sewer — 0.3%
8,200	County of Miami-Dade, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,198

	Total Florida	108,098

	Georgia — 3.4%
	General Obligation — 0.8%
	Barrow County School District,
2,500	GO, 5.000%, 02/01/25	2,856
2,000	GO, 5.000%, 02/01/26	2,274
1,500	Gwinnett County School District, GO, 5.000%, 02/01/17 (p)	1,697
	State of Georgia,
10,000	Series B, GO, 5.000%, 01/01/20	11,834
7,515	Series G, GO, 5.000%, 10/01/16	8,424

		27,085

	Other Revenue — 1.2%
	Camden County Public Service Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,178
1,960	Rev., 5.000%, 12/01/22	2,266
1,000	Rev., 5.000%, 12/01/23	1,142
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	11,184
1,845	Clarke County Hospital Authority, Athens Regional Medical Center, Rev., 4.000%, 01/01/21	2,011
2,000	Columbus Water & Sewerage, Series A, Rev., 5.000%, 05/01/22	2,389
5,500	County of DeKalb , Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	6,628
7,000	Fulton County Water & Sewerage, Rev., 5.000%, 01/01/22	8,219
2,465	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds, Series A, Rev., AGM, 5.000%, 06/01/19	2,842
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,071

		41,930

	Prerefunded — 0.2%
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,811

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — 0.2%
5,000	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds, Series A, Rev., AGM, 5.000%, 06/01/20	5,717
1,610	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,802

		7,519

	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,690

	Water & Sewer — 1.0%
	County of Cobb,
6,155	Rev., 5.000%, 07/01/20	7,252
6,565	Rev., 5.000%, 07/01/21	7,656
	County of DeKalb , Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,777
8,660	Series B, Rev., 5.250%, 10/01/23	10,417
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,156

		37,258

	Total Georgia	121,293

	Hawaii — 1.0%
	General Obligation — 0.5%
	State of Hawaii,
1,000	Series DK, GO, 5.000%, 05/01/21	1,144
11,810	Series DR, GO, 5.000%, 06/01/15	12,527
5,000	Series DY, GO, 5.000%, 02/01/19	5,930

		19,601

	Transportation — 0.5%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,854
520	Rev., 5.250%, 01/01/18	609
5,120	Rev., 5.250%, 01/01/21	5,894
2,450	Rev., 6.000%, 01/01/29	2,829

		16,186

	Total Hawaii	35,787

	Idaho — 0.4%
	Hospital — 0.4%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	14,096

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Illinois — 3.1%
	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,836
1,000	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2, Rev., NATL-RE, 5.250%, 10/01/19	1,101

		6,937

	General Obligation — 1.2%
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,681
1,400	City of Elgin, Kane & Cook Counties, GO, 4.000%, 12/15/21	1,543
	Cook County High School District No. 205-Thornton Township,
1,000	GO, AGC, 5.500%, 12/01/18	1,179
1,000	GO, AGC, 5.500%, 12/01/19	1,158
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,189
6,650	County of DuPage, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,702
2,000	Kendall, Kane & Will Counties Community Unit School District No. 308, GO, 4.000%, 10/01/18	2,246
485	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	518
	State of Illinois,
3,000	GO, 5.000%, 02/01/22	3,389
8,885	Series A, GO, 5.000%, 03/01/19	8,919
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,564
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	1,006
725	GO, 5.750%, 06/01/26	811
830	GO, 5.750%, 06/01/27	918
620	GO, 5.750%, 06/01/28	683

		42,506

	Other Revenue — 0.3%
6,850	City of Chicago, Second Lien Water Project, Rev., 4.000%, 11/01/37	6,133
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,943

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,569

		11,645

	Prerefunded — 0.5%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,220
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	10,236
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,175	GO, 5.750%, 06/01/18 (p)	1,412
4,320	Winnebago County, Public Safety, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,690

		18,558

	Transportation — 0.9%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,245
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,556
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	14,207

		32,008

	Total Illinois	111,654

	Indiana — 2.1%
	Certificate of Participation/Lease — 0.1%
1,630	Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/22	1,730
1,410	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,604

		3,334

	Education — 0.1%
3,000	Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/20	3,189
500	East Chicago Multi School Building Corp., First Mortgage, Rev., 5.000%, 07/15/14	509

		3,698

	Other Revenue — 1.8%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,206

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,713
5,205	Series A, Rev., 5.000%, 02/01/30	5,798
1,525	Series B, Rev., 5.000%, 02/01/21	1,797
18,805	Series C, Rev., 5.000%, 02/01/21	22,154
3,000	Series C, Rev., 5.000%, 02/01/30	3,394
10,000	Series C, Rev., 5.000%, 02/01/31	11,263
7,000	Series C, Rev., 5.000%, 02/01/32	7,839
1,650	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14	1,658
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,274
1,000	Series A, Rev., 5.000%, 06/01/32	1,108
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	864
1,245	Series D, Rev., 5.000%, 01/01/24	1,459

		64,527

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., AMT, 5.100%, 01/15/17	3,311

	Total Indiana	74,870

	Iowa — 0.9%
	General Obligation — 0.3%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,839
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,210

		9,049

	Housing — 0.0% (g)
770	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	785

	Other Revenue — 0.6%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,213
12,905	Rev., 5.000%, 08/01/29	14,529
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	605

		21,347

	Total Iowa	31,181

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kansas — 3.1%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,763
5,000	Johnson County Unified School District No. 232, Series A, GO, AGM, 5.250%, 09/01/23	5,363
	Shawnee County, Unified School District No. 345, Seaman,
650	Series A, GO, 5.000%, 09/01/24	749
1,000	Series A, GO, 5.000%, 09/01/25	1,144

		11,019

	Other Revenue — 1.2%
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,357
3,800	Series A, Rev., 5.000%, 09/01/22	4,407
	State of Kansas, Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	10,968
2,500	Series A, Rev., 5.000%, 09/01/18	2,960
7,000	Series A, Rev., 5.000%, 09/01/19	8,438
7,000	Series A, Rev., 5.000%, 09/01/20	8,475
5,750	Series C, Rev., 5.000%, 09/01/24	7,008

		44,613

	Prerefunded — 1.6%
5,480	City of Kansas, Single Family Mortgage, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,472
3,225	County of Labette, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,220
24,250	County of Reno, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	24,103
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,727

		57,522

	Total Kansas	113,154

	Kentucky — 1.1%
	Certificate of Participation/Lease — 0.1%
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,782
1,000	Kentucky State Property & Buildings Commission, Project No. 84, Rev., NATL-RE, 5.000%, 08/01/21	1,176

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,720

		4,678

	Education — 0.1%
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,708
1,000	Series B, Rev., 5.000%, 10/01/20	1,141

		2,849

	Other Revenue — 0.5%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,067
1,175	Kentucky State Property & Buildings Commission, Project No. 84, Rev., NATL-RE, 5.000%, 08/01/22	1,382
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., NATL-RE, FGIC, 5.000%, 03/01/19	1,109
1,250	Rev., NATL-RE, FGIC, 5.000%, 03/01/20	1,384
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,166
	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects,
2,255	Series A, Rev., 5.000%, 07/01/18	2,648
2,130	Series A, Rev., 5.000%, 07/01/25	2,453
5,145	Series A, Rev., 5.000%, 07/01/27	5,829

		17,038

	Prerefunded — 0.1%
2,160	Jefferson County School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,366
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., AGM, 5.000%, 08/01/15 (p)	534

		2,900

	Transportation — 0.0% (g)
	Louisville Regional Airport Authority, Airport System,
1,000	Series A, Rev., AMT, AMBAC, 5.000%, 07/01/20	1,055
1,000	Series A, Rev., AMT, AMBAC, 5.000%, 07/01/21	1,054

		2,109

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,217

	Water & Sewer — 0.2%
4,170	Louisville & Jefferson County, Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	5,024
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,714
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,100

		7,838

	Total Kentucky	40,629

	Louisiana — 2.4%
	Certificate of Participation/Lease — 0.1%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
1,690	Rev., AMBAC, 5.250%, 12/01/18	1,697
3,130	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,189

		4,886

	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,524
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,121
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,164

		3,809

	Housing — 0.1%
373	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	385
1,150	Louisiana Housing Finance Agency, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,181

		1,566

	Other Revenue — 0.4%
	City of Alexandria, Utilities,
1,070	Series A, Rev., 4.750%, 05/01/38	1,097
1,400	Series A, Rev., 5.000%, 05/01/43	1,463

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,959
3,495	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.000%, 03/01/18	3,722
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,098
5,000	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	5,045

		14,384

	Prerefunded — 1.1%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,274
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	16,448
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	16,209
2,500	Parish of East Baton Rouge, Public Improvement Sales Tax, Series A, Rev., AMBAC, 5.000%, 02/01/15 (p)	2,611
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,649

		41,191

	Special Tax — 0.5%
3,565	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.000%, 03/01/19	3,772
	Parish of East Baton Rouge, Road and Street Improvement, Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	5,003
2,125	Rev., AGC, 5.000%, 08/01/21	2,453
2,000	Rev., AGC, 5.000%, 08/01/22	2,307
3,490	Rev., AGC, 5.250%, 08/01/19	4,196

		17,731

	Transportation — 0.1%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	885

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — Continued
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,471

		2,356

	Total Louisiana	85,923

	Maryland — 1.2%
	Education — 0.2%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,710

	General Obligation — 0.6%
15,570	County of Montgomery, Series A, GO, 5.000%, 11/01/16	17,512
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,948

		23,460

	Other Revenue — 0.1%
2,145	State of Maryland, Department of Transportation, Rev., 5.000%, 12/01/18	2,553

	Private Placement — 0.0% (g)
1,797	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16 (i)	1,832

	Transportation — 0.3%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,277

	Total Maryland	44,832

	Massachusetts — 3.0%
	Certificate of Participation/Lease — 0.5%
10,530	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	12,846
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/29	6,018

		18,864

	Education — 0.3%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,714
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,103
2,100	Series M, Rev., 5.250%, 07/01/29	2,657

		9,474

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — 1.0%
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,317
	Commonwealth of Massachusetts, Consolidated Loan of 2006,
1,000	Series D, GO, 5.000%, 08/01/17	1,108
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	5,987
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/22	1,147
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,133

		34,692

	Other Revenue — 0.6%
1,925	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/21	2,323
	Massachusetts Port Authority,
750	Series B, Rev., 5.000%, 07/01/19	895
1,500	Series B, Rev., 5.000%, 07/01/21	1,797
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	11,496
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,806

		20,317

	Prerefunded — 0.5%
4,200	Commonwealth of Massachusetts, Consolidated Loan of 2005, Series C, GO, 5.250%, 09/01/15 (p)	4,521
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,610
	University of Massachusetts Building Authority Project,
8,250	Series 2004-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	8,542

		18,673

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,745
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,173

		4,918

	Total Massachusetts	106,938

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — 1.2%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,581

	General Obligation — 0.5%
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,116
4,900	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,562
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	340
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,856
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,985
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,747
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	1,980
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	1,982
1,000	Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,158

		17,726

	Other Revenue — 0.3%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,197
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,292
610	Rev., 5.000%, 11/15/26	682
1,035	Rev., 5.000%, 11/15/27	1,148

		10,319

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,647

	Water & Sewer — 0.3%
1,900	City of Detroit, Sewage Disposal System, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	1,912
8,000	Detroit Sewage Disposal, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	8,124

		10,036

	Total Michigan	44,309

	Minnesota — 0.9%
	General Obligation — 0.7%
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	12,097
10,000	Series H, GO, 5.000%, 11/01/19	12,078

		24,175

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	8,588

	Utility — 0.0% (g)
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,027

	Total Minnesota	33,790

	Mississippi — 1.2%
	Prerefunded — 1.2%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	33,993
7,945	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,911

	Total Mississippi	41,904

	Missouri — 2.3%
	General Obligation — 0.2%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,739
	City of Kansas,
1,075	Series A, GO, 4.500%, 02/01/24	1,215
2,500	Series A, GO, 4.500%, 02/01/25	2,796
620	Series A, GO, 5.000%, 02/01/23	723

		6,473

	Housing — 0.0% (g)
465	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	497
625	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	674

		1,171

	Other Revenue — 1.2%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,557
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	20,393
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/22	5,805
3,645	Series B, Rev., 5.000%, 07/01/22	4,421

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
3,740	Series B, Rev., 5.000%, 07/01/24	4,441
3,905	Series B, Rev., 5.000%, 07/01/29	4,560
2,050	Series B, Rev., 5.000%, 07/01/30	2,380

		45,557

	Prerefunded — 0.1%
2,100	Clay County Public School District No. 53 Liberty, Direct Deposit Program, GO, AGM, 5.250%, 03/01/14 (p)	2,101
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
915	GO, AGM, 5.250%, 03/01/14 (p)	915

		3,016

	Transportation — 0.5%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,795
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/19	3,351
7,985	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	8,973

		17,119

	Water & Sewer — 0.3%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	9,610

	Total Missouri	82,946

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,835
1,500	Rev., GAN, 5.000%, 06/01/23	1,705

	Total Montana	3,540

	Nebraska — 0.2%
	Other Revenue — 0.1%
	City of Omaha, Sanitary Sewerage System,
1,390	Rev., 5.000%, 11/15/25	1,610
1,100	Rev., 5.000%, 11/15/26	1,264
1,035	Rev., 5.000%, 11/15/27	1,183

		4,057

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Utility — 0.1%
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,706

	Total Nebraska	6,763

	New Jersey — 3.1%
	Certificate of Participation/Lease — 0.4%
9,400	New Jersey State Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,020
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,795
3,300	Series A, COP, 5.000%, 06/15/21	3,641

		16,456

	Education — 0.2%
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,786

	Other Revenue — 0.2%
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,735
500	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.000%, 06/15/42	520
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,289
50	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.750%, 06/15/16 (p)	56

		7,600

	Prerefunded — 1.9%
	Garden State Preservation Trust, 2005,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	34,964
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	3,395
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15 (p)	4,195
7,750	Series P, Rev., 5.250%, 09/01/15 (p)	8,340
5,330	New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, Rev., AGM, 5.000%, 06/15/15 (p)	5,663
	New Jersey Transportation Trust Fund Authority, Transportation System,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	4,900
6,670	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	7,087

		68,544

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,961

	Water & Sewer — 0.2%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,318
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,447
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,502
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,662

		5,929

	Total New Jersey	110,276

	New Mexico — 1.1%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
610	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	664
1,765	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	1,838
2,100	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	2,247

		4,749

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,224

	Other Revenue — 0.6%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	2,020
1,645	Series B, Rev., 5.000%, 06/01/21	1,870
1,890	Series B, Rev., 5.000%, 06/01/26	2,116
2,050	Series B, Rev., 5.000%, 06/01/28	2,266
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	12,014
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,773

		22,059

	Special Tax — 0.4%
10,525	State of New Mexico, Supplemental Severance Tax, Series B, Rev., 5.000%, 07/01/18	12,368

	Total New Mexico	40,400

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	New York — 15.3%
	Certificate of Participation/Lease — 0.0% (g)
685	New York State Urban Development Corp., State Facilities, Rev., 5.600%, 04/01/15	704

	Education — 0.5%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,238
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	9,108
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,999
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,806

		16,151

	General Obligation — 0.8%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	118
1,555	Chester Union Free School District, Orange County, New York School District, GO, AGM, 5.000%, 04/15/27	1,705
5,000	City of New York, Series E, GO, 5.000%, 08/01/23	5,829
	City of New York, Fiscal Year 2014,
5,000	Series G, GO, 5.000%, 08/01/22	5,899
9,520	Series G, GO, 5.000%, 08/01/25	11,053
15	City of New York, Unrefunded Balance, Series J, GO, 5.000%, 06/01/21	16
420	Farmingdale Union Free School District, GO, 4.000%, 07/15/14	426
3,665	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,683

		28,729

	Other Revenue — 8.2%
12,630	Metropolitan Transportation Authority, Series A, Rev., 5.500%, 07/01/17 (m)	14,656
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,536
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012,
1,275	Series DD, Rev., 5.000%, 06/15/27	1,443
1,000	Series FF, Rev., 5.000%, 06/15/21	1,199

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,204
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,795
3,000	New York City Transitional Finance Authority, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,561
	New York City Transitional Finance Authority, Future Tax Secured,
12,660	Series B, Rev., 5.000%, 11/01/22	14,957
1,230	Series B, Rev., 5.000%, 02/01/24	1,412
16,100	Series B, Rev., 5.000%, 02/01/26	18,145
3,000	Subseries E-1, Rev., 5.000%, 02/01/25	3,450
4,050	New York Local Government Assistance Corp., Senior Lien, Series C, Rev., 5.000%, 04/01/17	4,618
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,725
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,279
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	606
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,287
2,000	Series A, Rev., 5.000%, 05/15/28	2,229
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Second Resolution,
4,345	Series B, Rev., 5.000%, 06/15/27	4,941
7,280	Series D, Rev., 5.000%, 06/15/25	8,541
5,325	Series D, Rev., 5.000%, 06/15/27	6,144
10,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, New York City Municipal Water Finance Authority Projects, Second Resolution, Series A, Rev., 4.000%, 06/15/28	10,597
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	1,216
20,000	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	23,433

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
1,250	Series A, Rev., 4.000%, 04/01/20	1,404
7,425	Series B, Rev., 5.000%, 04/01/23	8,390
14,050	Series B, Rev., AMBAC, 5.000%, 04/01/21	15,068
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	9,340
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.250%, 01/01/25	5,719
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,529
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., AMT, 5.000%, 10/01/22	3,462
10,000	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	10,912
	Triborough Bridge & Tunnel Authority,
8,860	Series B, Rev., Zero Coupon, 11/15/32	3,905
1,500	Series B, Rev., 4.000%, 11/15/20	1,696
2,000	Series B, Rev., 5.000%, 11/15/22	2,398
2,500	Series B, Rev., 5.000%, 11/15/30	2,774
7,340	Series C, Rev., 5.000%, 11/15/32	8,079
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	29,263
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,246
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/41	4,638

		294,797

	Prerefunded — 0.2%
1,850	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/19 (p)	2,225
120	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax, Series E, Rev., NATL-RE, 5.250%, 03/06/14 (p)	120
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,109

		8,454

	Special Tax — 5.0%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,615

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — Continued
5,000	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.000%, 11/01/21	5,821
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	12,201
1,000	Series A, Rev., 5.000%, 04/01/20	1,148
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,734
10,000	Series D, Rev., 5.000%, 03/15/17	11,185
	New York State Dormitory Authority, Personal Income Tax,
5,000	Series A, Rev., 5.000%, 12/15/27	5,706
20,000	Series A, Rev., 5.000%, 12/15/28	22,658
4,900	New York State Dormitory Authority, Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 12/15/29	5,503
2,000	New York State Dormitory Authority, Personal Income Tax, Unrefunded Balance, Rev., 5.000%, 12/15/21	2,406
3,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 02/15/43	3,194
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,832
	New York State Thruway Authority, State Personal Income Tax, Transportation,
11,025	Series A, Rev., 5.000%, 03/15/26	12,721
17,000	Series A, Rev., 5.250%, 03/15/19	20,389
2,050	New York State Thruway Authority, Transportation, Series A, Rev., 5.000%, 03/15/17	2,328
	New York State Urban Development Corp.,
2,340	Series A, Rev., 5.000%, 03/15/31	2,581
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,160
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,738
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,598
17,770	New York State Urban Development Corp., State Facilities, Rev., NATL-RE, 5.500%, 03/15/21	21,857
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	3,964
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	15,432
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,085
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	6,858

		180,714

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — 0.4%
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	15,393

	Utility — 0.2%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,642

	Total New York	551,584

	North Carolina — 3.0%
	General Obligation — 1.8%
	County of Union,
2,085	Series A, GO, 5.000%, 03/01/18	2,434
3,000	Series A, GO, 5.000%, 03/01/21	3,617
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	25,118
15,000	Series B, GO, 5.000%, 06/01/19	18,013
5,000	Series C, GO, 4.000%, 05/01/22	5,688
9,350	Series D, GO, 4.000%, 06/01/21	10,726

		65,596

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,463

	Other Revenue — 0.9%
4,000	City of Raleigh, Combined Enterprise System, Series A, Rev., 5.000%, 03/01/26	4,709
	County of Buncombe,
1,000	Series A, Rev., 5.000%, 06/01/20	1,193
1,000	Series A, Rev., 5.000%, 06/01/22	1,195
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	6,009
3,500	Rev., 5.000%, 06/01/19	4,144
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/23	3,400
	State of North Carolina, Limited Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,199
5,000	Series A, Rev., 5.000%, 05/01/24	5,772

		32,621

	Utility — 0.2%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,748

	Total North Carolina	106,428

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 0.9%
	Housing — 0.0% (g)
665	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	689

	Other Revenue — 0.6%
	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati,
2,385	Series A, Rev., 5.000%, 12/01/20	2,874
4,210	Series A, Rev., 5.000%, 12/01/21	4,972
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,230
750	Series A, Rev., 5.750%, 07/01/28	815
1,400	Series A, Rev., 5.750%, 07/01/33	1,492
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/21	1,134
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,812
2,000	Series B, Rev., 5.000%, 10/01/24	2,225
3,295	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/19	3,765
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,223

		23,542

	Prerefunded — 0.3%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/16 (p)	8,155
760	Painesville City Local School District, School Construction, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	823
500	RiverSouth Authority, RiverFront Area Redevelopment, Series A, Rev., 5.250%, 06/01/14 (p)	507

		9,485

	Total Ohio	33,716

	Oklahoma — 0.6%
	Education — 0.3%
7,345	Tulsa County Industrial Authority, Jenks Public School, Rev., 5.500%, 09/01/17	8,508

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Housing — 0.0% (g)
375	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	405

	Other Revenue — 0.3%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,269
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,633
5,000	Series A, Rev., 5.000%, 01/01/25	5,704

		11,606

	Total Oklahoma	20,519

	Oregon — 0.3%
	Certificate of Participation/Lease — 0.1%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,864
2,200	Series A, COP, 5.000%, 05/01/25	2,416

		4,280

	Other Revenue — 0.1%
	Oregon State Facilities Authority, Peacehealth Project,
1,500	Series A, Rev., 4.125%, 11/15/32 (w)	1,475
500	Series A, Rev., 5.000%, 11/15/26 (w)	555
600	Series A, Rev., 5.000%, 11/15/27 (w)	660
385	Series A, Rev., 5.000%, 11/15/28 (w)	421
350	Series A, Rev., 5.000%, 11/15/29 (w)	380

		3,491

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,871

	Total Oregon	10,642

	Pennsylvania — 1.4%
	Education — 0.5%
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,462
3,780	Series B, GO, AGM, 4.250%, 06/01/22	4,109
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,872
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	6,024

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — Continued
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,573
1,065	Rev., AGM, 5.000%, 10/01/25	1,138
1,000	Rev., AGM, 5.000%, 10/01/26	1,062

		19,240

	General Obligation — 0.4%
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,562
2,360	GO, AGM, 5.000%, 05/01/22	2,664
1,000	GO, AGM, 5.000%, 05/01/24	1,121
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,343
2,000	GO, AGM, 5.000%, 04/01/26	2,251
2,000	GO, AGM, 5.375%, 04/01/27	2,260
500	GO, AGM, 5.500%, 04/01/24	573

		14,774

	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,555
5,000	Series B, Rev., 5.000%, 06/15/18	5,070
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.940%, 12/01/24	4,480

		15,105

	Other Revenue — 0.0% (g)
625	County of Allegheny, West View Borough Municipal Authority, Water Revenue, Rev., 3.000%, 11/15/15	653

	Prerefunded — 0.1%
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	602
900	GO, AGM, 4.125%, 12/01/15 (p)	960

		1,562

	Total Pennsylvania	51,334

	Puerto Rico — 0.4%
	Prerefunded — 0.4%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,523

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Rhode Island — 0.1%
	Other Revenue — 0.1%
	Rhode Island Clean Water Finance Agency Water Pollution Control, Revolving Fund, Pooled Loan,
1,195	Series A, Rev., 4.000%, 10/01/22	1,335
1,750	Series A, Rev., 5.000%, 10/01/23	2,078

	Total Rhode Island	3,413

	South Carolina — 1.5%
	Education — 0.1%
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,425

	General Obligation — 0.6%
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	12,009
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,206
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,680

		23,895

	Other Revenue — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,152
1,505	Rev., 5.000%, 12/01/23	1,726
820	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	888

		3,766

	Prerefunded — 0.4%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
5,500	Rev., 5.000%, 12/01/14 (p)	5,703
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	5,005
2,395	County of Charleston, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,585

		13,293

	Utility — 0.3%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,208

	Total South Carolina	55,587

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
352	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	378

	Tennessee — 0.6%
	General Obligation — 0.5%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,442
4,000	Series D, GO, 5.000%, 07/01/23	4,648
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,818

		17,908

	Utility — 0.1%
1,450	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	1,595
1,000	Tennessee Energy Acquisition Corp., Series C, Rev., 5.000%, 02/01/17	1,097

		2,692

	Total Tennessee	20,600

	Texas — 7.7%
	Education — 0.8%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,726
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,774
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,466
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,108
2,000	Series A, Rev., 5.250%, 08/15/20	2,334

		27,408

	General Obligation — 2.7%
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,089
8,120	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,840
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,132
	City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/21	1,147
755	GO, AGM, 4.375%, 02/15/22	816
1,175	GO, AGM, 4.500%, 02/15/24	1,264
1,055	GO, AGM, 4.700%, 02/15/26	1,155
	City of Denton,
1,535	Series A, GO, 5.000%, 02/15/18	1,785
3,245	Series A, GO, 5.000%, 02/15/19	3,828
4,290	City of Frisco, Improvement, GO, 5.000%, 02/15/23	4,949

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,325
	County of El Paso,
3,815	GO, 5.000%, 02/15/25	4,241
2,950	GO, 5.000%, 02/15/26	3,242
1,975	GO, NATL-RE, 5.000%, 08/15/25	2,104
2,000	County of Fort Bend, GO, 5.000%, 03/01/23	2,261
5,000	County of Harris, Permanent Improvement, Series B, GO, 5.500%, 10/01/17	5,870
5,000	County of Harris, Unlimited Tax Road, Series A, GO, 5.000%, 10/01/22	5,923
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,592
5,140	Houston Community College System, GO, 5.000%, 02/15/25	5,878
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,196
3,000	GO, 5.000%, 08/15/20	3,563
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,917
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,784
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,109
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,412
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,654
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,633
3,475	Series A, GO, 5.000%, 10/01/18	4,127
2,000	Series A, GO, 5.000%, 10/01/20	2,390

		96,226

	Hospital — 0.2%
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,928
2,690	Series A, Rev., 5.000%, 02/15/18	2,992

		6,920

	Other Revenue — 1.4%
	City of Austin, Water & Wastewater System,
1,295	Rev., 5.000%, 11/15/20	1,555
2,695	Rev., 5.000%, 11/15/21	3,236

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,640
5,115	Rev., 5.000%, 12/15/25	5,724
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,064
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,191
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,202
5,000	Series F, Rev., 5.000%, 11/01/24	5,773
3,800	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project, Series A, Rev., 5.000%, 05/15/28	4,133
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,892
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,111
3,000	Series A, Rev., 5.500%, 09/01/41	3,299
3,000	Series A, Rev., 6.000%, 09/01/41	3,521
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	635
750	Rev., 5.000%, 09/01/20	859

		51,835

	Prerefunded — 0.7%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,911
2,500	City of Houston, Water and Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,310
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
12,345	Series B, Rev., 7.200%, 12/01/14 (p)	12,996
2,400	Midland County College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15 (p)	2,510

		24,727

	Special Tax — 0.7%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	11,208
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/17	15,745

		26,953

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — 0.9%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,399
5,000	Rev., 5.000%, 12/01/21	5,783
6,825	Series A, Rev., 5.000%, 12/01/17	7,928
8,950	Series A, Rev., 5.000%, 12/01/18	10,605
5,000	Series A, Rev., 5.000%, 12/01/21	5,786
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,093

		32,594

	Utility — 0.0% (g)
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,243

	Water & Sewer — 0.3%
	City of Houston, Combined Utility System, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,154
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,151
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,206
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,609

		11,120

	Total Texas	279,026

	Utah — 0.8%
	General Obligation — 0.2%
	Central Utah Water Conservancy District,
1,000	Series B, GO, 5.250%, 04/01/22	1,194
3,950	Series C, GO, 5.000%, 04/01/20	4,720

		5,914

	Other Revenue — 0.3%
1,000	Central Utah Water Conservancy District, Series B, Rev., 5.000%, 10/01/20	1,199
	Metropolitan Water District of Salt Lake & Sandy,
6,650	Series A, Rev., 5.000%, 07/01/24	7,750
2,000	Series A, Rev., 5.000%, 07/01/29	2,251
1,000	Salt Lake County, Transportation Tax, Series A, Rev., 5.000%, 08/15/18	1,178

		12,378

	Prerefunded — 0.0% (g)
815	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 07/01/14 (p)	827

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.3%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,481

	Total Utah	29,600

	Virginia — 1.9%
	Education — 0.2%
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,856

	General Obligation — 0.5%
3,575	Chesterfield County EDA, Public Improvement, Series A, GO, 5.000%, 01/01/18	4,163
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,174
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,801

		17,138

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,213

	Other Revenue — 0.6%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,376
1,955	Hampton Roads Sanitation District, Wastewater, Series A, Rev., 5.000%, 01/01/21	2,353
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program,
5	Rev., 5.000%, 09/01/16 (p)	6
495	Rev., 5.000%, 09/01/16	553
5	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Unrefunded Balance, Rev., 5.000%, 09/01/14	5
5,000	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.000%, 08/01/20	6,011
1,825	Virginia Public School Authority, School Financing, 1997 Resolution, Series D, Rev., 5.000%, 08/01/22	2,197
4,340	Virginia Public School Authority, Special School Financing, Rev., 5.000%, 01/15/20	5,186

		20,687

	Transportation — 0.3%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,495	Series A, Rev., 5.000%, 05/15/18	1,638

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — Continued
1,835	Series A, Rev., 5.000%, 05/15/19	2,010
1,520	Series A, Rev., 5.000%, 05/15/20	1,665
2,015	Series A, Rev., 5.000%, 05/15/21	2,208
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,430
1,260	Series B, Rev., 5.000%, 05/15/19	1,380

		10,331

	Water & Sewer — 0.3%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/22	3,639
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,291

		12,930

	Total Virginia	69,155

	Washington — 2.3%
	General Obligation — 1.1%
1,050	City of Seattle, GO, 5.000%, 09/01/21	1,264
4,500	State of Washington, Series B & AT-7, GO, 6.400%, 06/01/17	4,951
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,140
5,015	Series C, GO, 5.000%, 02/01/30	5,576
7,010	Series R-2011A, GO, 5.000%, 01/01/22	8,284
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,683

		39,898

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,776

	Other Revenue — 0.9%
1,500	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/20	1,796
5,000	City of Seattle, Municipal Light & Power, Series B, Rev., 5.000%, 02/01/24	5,745
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	17,097
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,188
1,150	Series A, Rev., 5.000%, 01/01/23	1,375
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,198

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,918

		33,317

	Prerefunded — 0.1%
3,500	Snohomish County School District No. 25, Marysville, GO, AGM, 5.000%, 06/01/16 (p)	3,866

	Water & Sewer — 0.1%
1,300	County of King, Sewer, Rev., AGM, 5.000%, 01/01/25	1,465

	Total Washington	82,322

	West Virginia — 0.8%
	Education — 0.2%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,256
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,254
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	959
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	937

		6,406

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,159
1,000	State of West Virginia, State Road, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,058

		3,217

	Prerefunded — 0.4%
12,400	Kanawha Putnam County, City of Huntington-Charleston, Single Family Mortgage, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	12,196
1,050	West Virginia Higher Education Policy Commission, University Facilities, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/14 (p)	1,054
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	977
	West Virginia University, University Projects,
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/14 (p)	1,029
150	Series C, Rev., NATL-RE, FGIC, 4.750%, 10/01/14 (p)	154

		15,410

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Transportation — 0.0% (g)
500	West Virginia Commissioner of Highways, Surface Transportation Improvements, Series A, Rev., AGM, 5.000%, 09/01/14	512

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,209
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,527

		2,736

	Total West Virginia	28,281

	Wisconsin — 1.9%
	General Obligation — 1.7%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	25,829
16,050	Series A, GO, 5.000%, 05/01/23	18,805
13,190	Series A, GO, 5.250%, 05/01/25	15,442

		60,076

	Other Revenue — 0.2%
6,250	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19 (i)	6,745

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Private Placement — 0.0% (g)
1,250	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series C, Rev., 5.700%, 05/01/14 (i)	1,256

	Total Wisconsin	68,077

	Total Municipal Bonds (Cost $3,245,830)	3,475,726

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
96,009	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $96,009)	96,009

	Total Investments — 99.1% (Cost $3,341,839)	3,571,735
	Other Assets in Excess of Liabilities — 0.9%	31,515

	NET ASSETS — 100.0%	$3,603,250

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.9% (t)
	District of Columbia — 0.3%
	Certificate of Participation/Lease — 0.3%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,599

	Florida — 0.1%
	Water & Sewer — 0.1%
650	City of Sunrise, Utility System, Series A, Rev., AMBAC, 5.500%, 10/01/15 (i)	660

	Hawaii — 0.2%
	Water & Sewer — 0.2%
800	City & County of Honolulu, Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	868

	Louisiana — 0.3%
	General Obligation — 0.3%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,693

	New Jersey — 0.5%
	Other Revenue — 0.5%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,034
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,302

	Total New Jersey	2,336

	New York — 95.7%
	Certificate of Participation/Lease — 3.6%
530	New York State Dormitory Authority, City University System, Consolidated System, Series B, Rev., 6.000%, 07/01/14	538
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,605
5,000	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, 5.250%, 05/15/15	5,135
	New York State Urban Development Corp., Service Contract,
7,000	Series C, Rev., 5.000%, 01/01/25	7,853
1,500	Series D, Rev., 5.375%, 01/01/21	1,737

		17,868

	Education — 7.3%
	New York City Transitional Finance Authority, Building Aid,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,189

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — Continued
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,587
2,500	New York State Dormitory Authority, City University System, Fifth General Resolution, Series A, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,728
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,016
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	509
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,741
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,113
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,225
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,573
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,952
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,846
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,075
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	3,940
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,108
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,068
155	New York State Mortgage Agency, Higher Education Finance Authority, Series A, Rev., 4.000%, 11/01/14	158
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,295

		36,123

	General Obligation — 17.7%
5,000	City of New York, Fiscal Year 2007, Series D, GO, 5.000%, 02/01/17	5,650
	City of New York, Fiscal Year 2008,
4,000	Series A-1, GO, 5.000%, 08/01/18	4,554
3,000	Subseries L-1, GO, 5.000%, 04/01/22	3,406
	City of New York, Fiscal Year 2009,
3,000	Subseries A-1, GO, 5.250%, 08/15/23	3,491
3,000	Subseries B-1, GO, 5.250%, 09/01/24	3,484
2,000	Subseries B-1, GO, 5.250%, 09/01/25	2,309
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,318
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,157
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,423
2,000	City of New York, Fiscal Year 2014, Series D, Subseries D-1, GO, 5.000%, 08/01/28	2,249

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	City of New York, Unrefunded Balance,
3,285	Series E, GO, AGM, 5.000%, 11/01/17	3,389
1,325	Series G, GO, 5.000%, 12/01/19	1,372
2,990	Series G, GO, 5.000%, 08/01/20	3,241
1,585	Series H, GO, 5.000%, 08/01/16	1,617
65	Subseries F-1, GO, XLCA, 5.000%, 09/01/19	70
440	County of Niagara, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	449
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,461
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,735
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,013
765	Series B, GO, 5.000%, 12/15/22	907
500	Series B, GO, 5.000%, 12/15/23	581
	Monroe County, Public Improvement Refunding,
335	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/15	352
1,000	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,153
	Monroe, Orleans & Genesee Counties, Brockport Central School District,
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,116
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,762
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	786
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,137
	Nassau County, General Improvement,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,501
4,280	Series C, GO, AGC, 5.000%, 10/01/24	4,724
1,350	Nassau County, Mineola Village, Refunding, GO, 5.000%, 08/15/23	1,524
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,159
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,197
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,189
280	Orange County, Monroe-Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	282
20	Rockland County, Clarkstown Central School District, Unrefunded Balance, GO, AGM, 5.250%, 04/15/15	20
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,681
4,000	Series C, GO, 5.000%, 04/15/17	4,210

		87,669

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 3.3%
2,305	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A, Rev., 5.000%, 11/01/17	2,547
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,219
370	Rev., NATL-RE, 5.750%, 07/01/19	447
4,875	Subseries A2, Rev., 5.000%, 07/01/26	5,460
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,342
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,376

		16,391

	Housing — 0.2%
890	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, LIQ: Dexia Crédit Local, 4.750%, 10/01/22	917

	Industrial Development Revenue/Pollution Control Revenue — 1.3%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,726
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Subseries I-2, Rev., 5.000%, 11/01/26	1,601
20	New York State Environmental Facilities Corp., State Water Pollution Control, Revolving Fund, Series B, Rev., 5.200%, 05/15/14	20

		6,347

	Other Revenue — 12.7%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,316
	New York City Industrial Development Agency, Civic Facility, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,647
750	Series A, Rev., AGM, 5.000%, 11/15/19	753
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/28	4,524
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,463

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
3,000	New York City Transitional Finance Authority, Building Aid, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,303
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,796
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,139
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,129
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	271
335	Series B, Rev., 5.000%, 11/01/18	378
2,095	Series B, Rev., 5.000%, 11/01/20	2,361
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,117
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,156
1,525	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., NATL-RE, 6.000%, 08/15/16	1,632
	New York State Dormitory Authority, Mount Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,508
2,000	Series A, Rev., 5.000%, 07/01/26	2,174
525	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., NATL-RE, 6.500%, 10/01/20	607
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,246
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,940
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,300
3,000	Series B, Rev., 5.250%, 01/01/25	3,432
	Triborough Bridge & Tunnel Authority, Unrefunded Balance,
935	Series A-2, Rev., 5.000%, 11/15/23	1,073
1,010	Series C, Rev., 5.000%, 11/15/21	1,166
1,455	Series C, Rev., 5.000%, 11/15/23	1,670

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,185
1,235	TSASC, Inc., Tobacco Settlement Asset-Backed, Series 1, Rev., 4.750%, 06/01/22	1,221
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,213
1,000	Series A, Rev., 5.000%, 07/01/23	1,097

		62,817

	Prerefunded — 5.6%
1,000	City of New York, Series J, Subseries J-1, GO, AGM, 5.000%, 06/01/16 (p)	1,105
	City of New York, Fiscal Year 2006,
10	Series G, GO, 5.000%, 02/01/16 (p)	11
3,470	Subseries F-1, GO, XLCA, 5.000%, 09/01/15 (p)	3,720
785	County of Onondaga, Series A, GO, 5.250%, 05/15/16 (p)	845
2,500	Long Island Power Authority, Electric System, Series A, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	2,761
	New York City Transitional Finance Authority, Future Tax Secured,
945	Rev., 5.250%, 05/01/19 (p)	1,140
515	Series B, Rev., 5.000%, 05/01/17 (p)	587
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
5	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	6
1,000	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series A, Rev., NATL-RE, 5.000%, 04/01/15 (p)	1,052
	Saratoga & Schenectady Counties, Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	60
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	670
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,729
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,661
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	7,320

		27,819

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — 18.0%
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York,
1,000	Series A, Rev., 5.000%, 11/15/20	1,164
1,000	Series A, Rev., 5.000%, 11/15/21	1,161
	New York City Transitional Finance Authority, Building Aid,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,692
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,702
	New York City Transitional Finance Authority, Future Tax Secured,
3,250	Series D, Rev., 5.000%, 11/01/25	3,732
5,000	Subseries C-1, Rev., 5.000%, 11/01/19	5,750
1,545	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate, Series A, Subseries A-1, Rev., 5.000%, 05/01/26	1,784
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,398
2,500	Series A, Rev., 5.000%, 04/01/20	2,870
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/22	5,809
2,000	Series B, Rev., 5.000%, 03/15/20	2,341
3,455	Series B, Rev., 5.250%, 02/15/21	4,066
3,100	Series C, Rev., 5.000%, 03/15/24	3,527
3,995	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance, Series A, Rev., 5.250%, 02/15/23	4,647
	New York State Environmental Facilities Corp., State Personal Income Tax,
1,000	Series A, Rev., 5.000%, 12/15/22	1,159
2,000	Series A, Rev., 5.250%, 12/15/18	2,392
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,485
2,890	Series A, Rev., 5.000%, 03/15/26	3,308
2,705	Series A, Rev., 5.000%, 03/15/27	3,068
	New York State Thruway Authority, State Personal Income Tax,
1,325	Series A, Rev., 5.000%, 03/15/19	1,515
2,455	Series A, Rev., 5.000%, 03/15/22	2,796
2,000	Series A, Rev., 5.000%, 03/15/28	2,283
3,700	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	4,438

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — Continued
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,757
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,683
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,818
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,968
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,206

		89,519

	Transportation — 19.7%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/23	1,145
1,000	Series A, Rev., 5.125%, 11/15/24	1,143
1,000	Series B, Rev., 5.250%, 11/15/22	1,179
2,000	Series B, Rev., 5.250%, 11/15/24	2,343
	Metropolitan Transportation Authority, State Service Contract Refunding,
16,920	Series A, Rev., 5.750%, 07/01/16 (m)	19,065
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,614
2,000	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.250%, 11/15/23	2,375
3,000	New York State Power Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,386
2,000	New York State Thruway Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,264
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,817
1,500	Series A, Rev., 5.000%, 04/01/22	1,699
6,000	Series A, Rev., 5.000%, 04/01/26	6,649
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,705
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,302
8,695	Series B, Rev., 5.000%, 04/01/22	9,979
5,000	Series B, Rev., 5.000%, 04/01/24	5,632
2,875	Series B, Rev., NATL-RE, 5.000%, 04/01/16	3,092
5,000	Series B, Rev., NATL-RE, 5.000%, 04/01/17	5,371
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,370

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
425	Niagara Falls Bridge Commission, Toll Bridge System, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	436
	Port Authority of New York & New Jersey, CONS,
3,000	Series 147, Rev., NATL-RE, 5.000%, 10/15/21	3,324
4,000	Series 151, Rev., 5.250%, 09/15/23	4,427
5,000	Series 152, Rev., 5.000%, 11/01/22	5,486
1,500	Series 194, Rev., 5.000%, 11/15/18	1,724

		97,527

	Utility — 2.8%
	Long Island Power Authority, Electric System,
2,000	Series B, Rev., 5.625%, 04/01/24	2,250
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,099
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,662
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, LIQ: UBS AG, Zero Coupon, 06/01/21	4,173
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,862

		14,046

	Water & Sewer — 3.5%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	892
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	717
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,486
5,330	Series BB, Rev., 5.000%, 06/15/19	5,877
1,000	Series FF, Rev., 5.000%, 06/15/25	1,161
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, Series B, Rev., 5.500%, 10/15/25	5,292

		17,425

	Total New York	474,468

	Ohio — 0.1%
	Housing — 0.1%
520	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, LIQ: Citibank N.A., 4.300%, 09/01/16	549

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Puerto Rico — 0.5%
	Other Revenue — 0.5%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,300

	Texas — 0.9%
	General Obligation — 0.9%
1,750	Dallas County, Grand Prairie Independent School District, Capital Appreciation, Unlimited Tax School Building & Refunding, Series A, GO, PSF-GTD, Zero Coupon, 02/15/17	1,711
3,000	Denton County, Lewisville Independent School District, Capital Appreciation, Unlimited Tax School Building & Refunding, GO, PSF-GTD, Zero Coupon, 08/15/15	2,982

	Total Texas	4,693

	Wisconsin — 0.3%
	Hospital — 0.3%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (i)	1,285

	Total Municipal Bonds (Cost $447,620)	490,451

SHARES
Short-Term Investment — 0.2%
	Investment Company — 0.2%
904	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $904)	904

	Total Investments — 99.1% (Cost $448,524)	491,355
	Other Assets in Excess of Liabilities — 0.9%	4,468

	NET ASSETS — 100.0%	$495,823

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

J.P. Morgan Tax Free Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CIFG	— Insured by CDC IXIS Financial Guaranty
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
MBIA	— Insured by Municipal Bond Insurance Corp.
MTA	— Metropolitan Transportation Authority
MTGS	— Mortgages
NATL	— Insured by National Public Finance Guarantee Corp.

PRIV	— Private
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement
TCRS	— Transferable Custodial Receipts
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2014.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of February 28, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	41

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$230,167		$3,475,726	$490,451
Investments in affiliates, at value	16,230		96,009	904

Total investment securities, at value	246,397		3,571,735	491,355
Receivables:
Investment securities sold	—		8,745	—
Fund shares sold	3,079		5,314	246
Interest from non-affiliates	2,439		37,071	5,926
Dividends from affiliates	—	(a)	1	—	(a)

Total Assets	251,915		3,622,866	497,527

LIABILITIES:
Payables:
Distributions	151		5,826	274
Investment securities purchased	—		5,342	—
Fund shares redeemed	960		6,841	1,040
Accrued liabilities:
Investment advisory fees	54		813	114
Administration fees	3		230	32
Shareholder servicing fees	10		201	43
Distribution fees	40		74	100
Custodian and accounting fees	22		99	25
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	—	(a)
Other	57		189	76

Total Liabilities	1,297		19,616	1,704

Net Assets	$250,618		$3,603,250	$495,823

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$232,290	$3,369,571	$450,558
Accumulated undistributed (distributions in excess of) net investment income	233	3,188	473
Accumulated net realized gains (losses)	401	595	1,961
Net unrealized appreciation (depreciation)	17,694	229,896	42,831

Total Net Assets	$250,618	$3,603,250	$495,823

Net Assets:
Class A	$81,386	$176,538	$185,794
Class B	—	991	956
Class C	51,468	67,154	110,690
Institutional Class	90,732	3,035,148	148,468
Select Class	27,032	323,419	49,915

Total	$250,618	$3,603,250	$495,823

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	7,394	15,750	25,555
Class B	—	90	131
Class C	4,711	6,127	15,235
Institutional Class	8,403	275,061	20,339
Select Class	2,456	29,256	6,835

Net Asset Value (a):
Class A — Redemption price per share	$11.01	$11.21	$7.27
Class B — Offering price per share (b)	—	11.01	7.30
Class C — Offering price per share (b)	10.93	10.96	7.27
Institutional Class — Offering and redemption price per share	10.80	11.03	7.30
Select Class — Offering and redemption price per share	11.01	11.05	7.30
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.44	$11.65	$7.55

Cost of investments in non-affiliates	$212,473	$3,245,830	$447,620
Cost of investments in affiliates	16,230	96,009	904

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	43

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,173	$147,599	$22,258
Dividend income from affiliates	1	13	1

Total investment income	10,174	147,612	22,259

EXPENSES:
Investment advisory fees	856	13,284	1,747
Administration fees	239	3,718	489
Distribution fees:
Class A	235	540	555
Class B	—	8	8
Class C	482	700	1,044
Shareholder servicing fees:
Class A	235	540	555
Class B	—	3	3
Class C	161	234	348
Institutional Class	72	1,587	95
Select Class	137	6,325	312
Custodian and accounting fees	59	281	68
Interest expense to affiliates	— (a)	—	1
Professional fees	63	103	70
Trustees’ and Chief Compliance Officer’s fees	3	51	7
Printing and mailing costs	10	104	22
Registration and filing fees	16	171	22
Transfer agent fees	48	518	122
Other	9	73	13

Total expenses	2,625	28,240	5,481

Less amounts waived	(713)	(2,714)	(529)

Net expenses	1,912	25,526	4,952

Net investment income (loss)	8,262	122,086	17,307

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	608	536	6,184
Distributions of capital gains received from investment company affiliates	—	6	—
Change in net unrealized appreciation/depreciation of investments in non-affiliates	(9,814)	(162,153)	(26,378)

Net realized/unrealized gains (losses)	(9,206)	(161,611)	(20,194)

Change in net assets resulting from operations	$(944)	$(39,525)	$(2,887)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,262	$9,263	$122,086	$139,463
Net realized gain (loss)	608	3,094	536	14,071
Distributions of capital gains received from investment company affiliates	—	— (a)	6	3
Change in net unrealized appreciation/depreciation	(9,814)	883	(162,153)	(20,256)

Change in net assets resulting from operations	(944)	13,240	(39,525)	133,281

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,772)	(2,483)	(5,574)	(6,827)
From net realized gains	(768)	(121)	(196)	(667)
Class B
From net investment income	—	—	(22)	(29)
From net realized gains	—	—	(1)	(3)
Class C
From net investment income	(1,576)	(1,561)	(1,834)	(2,385)
From net realized gains	(510)	(95)	(80)	(329)
Institutional Class
From net investment income	(2,318)	(1,369)	(50,131)	(26,397)
From net realized gains	(662)	(64)	(3,353)	(2,297)
Select Class
From net investment income	(1,604)	(3,598)	(65,207)	(99,982)
From net realized gains	(240)	(81)	(364)	(9,689)

Total distributions to shareholders	(10,450)	(9,372)	(126,762)	(148,605)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(78,853)	(20,001)	(1,704,313)	481,327

NET ASSETS:
Change in net assets	(90,247)	(16,133)	(1,870,600)	466,003
Beginning of period	340,865	356,998	5,473,850	5,007,847

End of period	$250,618	$340,865	$3,603,250	$5,473,850

Accumulated undistributed (distributions in excess of) net investment income	$233	$241	$3,188	$3,870

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$17,307	$20,998
Net realized gain (loss)	6,184	2,415
Distributions of capital gains received from investment company affiliates	—	— (a)
Change in net unrealized appreciation/depreciation	(26,378)	(2,679)

Change in net assets resulting from operations	(2,887)	20,734

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(6,836)	(7,169)
From net realized gains	(2,028)	—
Class B
From net investment income	(27)	(30)
From net realized gains	(11)	—
Class C
From net investment income	(3,322)	(3,591)
From net realized gains	(1,222)	—
Institutional Class
From net investment income	(3,378)	(1,668)
From net realized gains	(1,570)	—
Select Class
From net investment income	(3,794)	(8,016)
From net realized gains	(534)	—

Total distributions to shareholders	(22,722)	(20,474)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(172,279)	(103,362)

NET ASSETS:
Change in net assets	(197,888)	(103,102)
Beginning of period	693,711	796,813

End of period	$495,823	$693,711

Accumulated undistributed (distributions in excess of) net investment income	$473	$523

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$23,218	$42,120	$42,511	$64,161
Distributions reinvested	3,458	2,514	4,935	6,931
Cost of shares redeemed	(49,714)	(21,438)	(136,125)	(87,344)

Change in net assets resulting from Class A capital transactions	$(23,038)	$23,196	$(88,679)	$(16,252)

Class B
Proceeds from shares issued	$—	$—	$28	$21
Distributions reinvested	—	—	21	30
Cost of shares redeemed	—	—	(351)	(862)

Change in net assets resulting from Class B capital transactions	$—	$—	$(302)	$(811)

Class C
Proceeds from shares issued	$6,414	$24,776	$8,775	$30,913
Distributions reinvested	1,831	1,479	1,678	2,433
Cost of shares redeemed	(35,456)	(14,576)	(67,975)	(30,620)

Change in net assets resulting from Class C capital transactions	$(27,211)	$11,679	$(57,522)	$2,726

Institutional Class
Proceeds from shares issued	$72,969	$65,085	$2,762,114	$455,074
Distributions reinvested	1,529	566	13,682	7,901
Cost of shares redeemed	(64,414)	(12,254)	(905,272)	(256,725)

Change in net assets resulting from Institutional Class capital transactions	$10,084	$53,397	$1,870,524	$206,250

Select Class
Proceeds from shares issued	$15,816	$54,946	$804,019	$1,621,989
Distributions reinvested	703	2,287	20,524	29,260
Cost of shares redeemed	(55,207)	(165,506)	(4,252,877)	(1,361,835)

Change in net assets resulting from Select Class capital transactions	$(38,688)	$(108,273)	$(3,428,334)	$289,414

Total change in net assets resulting from capital transactions	$(78,853)	$(20,001)	$(1,704,313)	$481,327

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	47

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	2,101	3,726	3,782	5,565
Reinvested	316	222	442	601
Redeemed	(4,535)	(1,892)	(12,186)	(7,575)

Change in Class A Shares	(2,118)	2,056	(7,962)	(1,409)

Class B
Issued	—	—	3	1
Reinvested	—	—	2	3
Redeemed	—	—	(32)	(76)

Change in Class B Shares	—	—	(27)	(72)

Class C
Issued	581	2,209	800	2,741
Reinvested	168	131	153	216
Redeemed	(3,254)	(1,295)	(6,241)	(2,718)

Change in Class C Shares	(2,505)	1,045	(5,288)	239

Institutional Class
Issued	6,793	5,843	252,581	40,142
Reinvested	142	51	1,249	696
Redeemed	(5,976)	(1,098)	(82,605)	(22,626)

Change in Institutional Class Shares	959	4,796	171,225	18,212

Select Class
Issued	1,434	4,868	72,598	142,757
Reinvested	64	202	1,862	2,575
Redeemed	(5,034)	(14,574)	(388,961)	(119,849)

Change in Select Class Shares	(3,536)	(9,504)	(314,501)	25,483

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

	New York Tax Free Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$32,293	$62,939
Distributions reinvested	8,533	6,904
Cost of shares redeemed	(106,742)	(67,728)

Change in net assets resulting from Class A capital transactions	$(65,916)	$2,115

Class B
Proceeds from shares issued	$— (a)	$1
Distributions reinvested	37	30
Cost of shares redeemed	(429)	(188)

Change in net assets resulting from Class B capital transactions	$(392)	$(157)

Class C
Proceeds from shares issued	$16,502	$50,472
Distributions reinvested	4,298	3,411
Cost of shares redeemed	(79,573)	(38,176)

Change in net assets resulting from Class C capital transactions	$(58,773)	$15,707

Institutional Class
Proceeds from shares issued	$110,849	$37,994
Distributions reinvested	2,897	1,112
Cost of shares redeemed	(36,798)	(8,136)

Change in net assets resulting from Institutional Class capital transactions	$76,948	$30,970

Select Class
Proceeds from shares issued	$12,476	$60,700
Distributions reinvested	1,499	3,534
Cost of shares redeemed	(138,121)	(216,231)

Change in net assets resulting from Select Class capital transactions	$(124,146)	$(151,997)

Total change in net assets resulting from capital transactions	$(172,279)	$(103,362)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	4,381	8,332
Reinvested	1,171	914
Redeemed	(14,622)	(8,966)

Change in Class A Shares	(9,070)	280

Class B
Issued	— (a)	— (a)
Reinvested	5	5
Redeemed	(58)	(25)

Change in Class B Shares	(53)	(20)

Class C
Issued	2,229	6,684
Reinvested	591	451
Redeemed	(10,888)	(5,052)

Change in Class C Shares	(8,068)	2,083

Institutional Class
Issued	15,135	5,009
Reinvested	397	146
Redeemed	(5,043)	(1,071)

Change in Institutional Class Shares	10,489	4,084

Select Class
Issued	1,703	8,017
Reinvested	204	466
Redeemed	(18,832)	(28,429)

Change in Select Class Shares	(16,925)	(19,946)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	51

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
California Tax Free Bond Fund
Class A
Year Ended February 28, 2014	$11.37	$0.33	(d)	$(0.26)	$0.07	$(0.33)	$(0.10)	$(0.43)
Year Ended February 28, 2013	11.27	0.29	(d)	0.10	0.39	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2012	10.43	0.33	(d)	0.84	1.17	(0.33)	—	(0.33)
Year Ended February 28, 2011	10.58	0.32	(d)	(0.15)	0.17	(0.32)	—	(0.32)
Year Ended February 28, 2010	10.24	0.34	(d)	0.34	0.68	(0.34)	—	(0.34)

Class C
Year Ended February 28, 2014	11.29	0.27	(d)	(0.25)	0.02	(0.28)	(0.10)	(0.38)
Year Ended February 28, 2013	11.19	0.23	(d)	0.11	0.34	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2012	10.36	0.27	(d)	0.84	1.11	(0.28)	—	(0.28)
Year Ended February 28, 2011	10.51	0.26	(d)	(0.14)	0.12	(0.27)	—	(0.27)
Year Ended February 28, 2010	10.18	0.28	(d)	0.34	0.62	(0.29)	—	(0.29)

Institutional Class
Year Ended February 28, 2014	11.17	0.33	(d)	(0.26)	0.07	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.07	0.30	(d)	0.10	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.25	0.34	(d)	0.82	1.16	(0.34)	—	(0.34)
Year Ended February 28, 2011	10.41	0.32	(d)	(0.15)	0.17	(0.33)	—	(0.33)
Year Ended February 28, 2010	10.08	0.35	(d)	0.33	0.68	(0.35)	—	(0.35)

Select Class
Year Ended February 28, 2014	11.37	0.33	(d)	(0.25)	0.08	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.27	0.29	(d)	0.11	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.43	0.34	(d)	0.83	1.17	(0.33)	—	(0.33)
Year Ended February 28, 2011	10.58	0.32	(d)	(0.15)	0.17	(0.32)	—	(0.32)
Year Ended February 28, 2010	10.24	0.35	(d)	0.33	0.68	(0.34)	—	(0.34)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.01	0.74%	$81,386	0.59%	2.98%	0.96%	7%
11.37	3.55	108,158	0.58	2.57	0.95	21
11.27	11.38	84,031	0.59	3.04	0.97	7
10.43	1.58	63,899	0.58	3.00	0.96	4
10.58	6.74	70,001	0.58	3.23	0.96	4

10.93	0.24	51,468	1.09	2.47	1.46	7
11.29	3.05	81,461	1.08	2.07	1.45	21
11.19	10.81	69,057	1.09	2.54	1.47	7
10.36	1.09	51,267	1.08	2.50	1.46	4
10.51	6.22	47,012	1.08	2.68	1.45	4

10.80	0.78	90,732	0.49	3.08	0.56	7
11.17	3.72	83,122	0.48	2.68	0.56	21
11.07	11.49	29,325	0.49	3.15	0.57	7
10.25	1.62	36,117	0.48	3.11	0.56	4
10.41	6.85	47,885	0.49	3.45	0.57	4

11.01	0.79	27,032	0.54	3.02	0.71	7
11.37	3.58	68,124	0.53	2.58	0.70	21
11.27	11.44	174,585	0.54	3.09	0.72	7
10.43	1.64	132,449	0.53	3.06	0.71	4
10.58	6.80	125,503	0.53	3.36	0.71	4

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	53

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Intermediate Tax Free Bond Fund
Class A
Year Ended February 28, 2014	$11.50	$0.29	(d)	$(0.27)	$0.02	$(0.30)	$(0.01)	$(0.31)
Year Ended February 28, 2013	11.53	0.29	(d)	(0.01)	0.28	(0.28)	(0.03)	(0.31)
Year Ended February 29, 2012	10.95	0.32	(d)	0.58	0.90	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2011	11.11	0.32	(d)	(0.17)	0.15	(0.31)	— (e)	(0.31)
Year Ended February 28, 2010	10.81	0.34	(d)	0.31	0.65	(0.34)	(0.01)	(0.35)
Class B
Year Ended February 28, 2014	11.31	0.21	(d)	(0.27)	(0.06)	(0.23)	(0.01)	(0.24)
Year Ended February 28, 2013	11.34	0.21	(d)	(0.01)	0.20	(0.20)	(0.03)	(0.23)
Year Ended February 29, 2012	10.77	0.24	(d)	0.58	0.82	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.94	0.24	(d)	(0.17)	0.07	(0.24)	— (e)	(0.24)
Year Ended February 28, 2010	10.64	0.26	(d)	0.31	0.57	(0.26)	(0.01)	(0.27)
Class C
Year Ended February 28, 2014	11.25	0.21	(d)	(0.27)	(0.06)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2013	11.29	0.21	(d)	(0.01)	0.20	(0.21)	(0.03)	(0.24)
Year Ended February 29, 2012	10.73	0.24	(d)	0.57	0.81	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.89	0.24	(d)	(0.16)	0.08	(0.24)	— (e)	(0.24)
Year Ended February 28, 2010	10.61	0.26	(d)	0.30	0.56	(0.27)	(0.01)	(0.28)
Institutional Class
Year Ended February 28, 2014	11.32	0.32	(d)	(0.28)	0.04	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2013	11.36	0.32	(d)	(0.02)	0.30	(0.31)	(0.03)	(0.34)
Year Ended February 29, 2012	10.79	0.34	(d)	0.58	0.92	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2011	10.95	0.34	(d)	(0.16)	0.18	(0.34)	— (e)	(0.34)
Year Ended February 28, 2010	10.66	0.36	(d)	0.30	0.66	(0.36)	(0.01)	(0.37)
Select Class
Year Ended February 28, 2014	11.33	0.30	(d)	(0.27)	0.03	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.37	0.31	(d)	(0.02)	0.29	(0.30)	(0.03)	(0.33)
Year Ended February 29, 2012	10.80	0.33	(d)	0.58	0.91	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2011	10.96	0.33	(d)	(0.16)	0.17	(0.33)	— (e)	(0.33)
Year Ended February 28, 2010	10.67	0.35	(d)	0.30	0.65	(0.35)	(0.01)	(0.36)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.21	0.21%	$176,538	0.74%	2.59%	0.91%	13%
11.50	2.42	272,644	0.74	2.54	0.91	14
11.53	8.39	289,561	0.75	2.82	0.91	14
10.95	1.39	308,840	0.74	2.85	0.92	12
11.11	6.05	380,458	0.74	3.05	0.92	11

11.01	(0.52)	991	1.40	1.95	1.41	13
11.31	1.79	1,326	1.40	1.89	1.41	14
11.34	7.73	2,142	1.41	2.17	1.42	14
10.77	0.61	4,826	1.41	2.19	1.42	12
10.94	5.42	11,525	1.41	2.37	1.42	11

10.96	(0.46)	67,154	1.40	1.92	1.41	13
11.25	1.73	128,409	1.40	1.87	1.41	14
11.29	7.69	126,128	1.41	2.16	1.42	14
10.73	0.74	132,680	1.41	2.18	1.42	12
10.89	5.33	162,154	1.41	2.37	1.42	11

11.03	0.45	3,035,148	0.49	2.91	0.52	13
11.32	2.62	1,175,767	0.49	2.78	0.51	14
11.36	8.70	972,352	0.50	3.07	0.51	14
10.79	1.66	904,992	0.49	3.10	0.52	12
10.95	6.31	911,417	0.49	3.33	0.53	11

11.05	0.35	323,419	0.58	2.71	0.66	13
11.33	2.53	3,895,704	0.58	2.69	0.66	14
11.37	8.60	3,617,664	0.59	2.98	0.66	14
10.80	1.55	3,909,267	0.58	3.01	0.67	12
10.96	6.20	3,702,164	0.58	3.23	0.68	11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
New York Tax Free Bond Fund
Class A
Year Ended February 28, 2014	$7.55	$0.23	(d)	$(0.20)	$0.03	$(0.23)	$(0.08)	$(0.31)
Year Ended February 28, 2013	7.56	0.21	(d)	(0.01)	0.20	(0.21)	—	(0.21)
Year Ended February 29, 2012	7.13	0.23	(d)	0.43	0.66	(0.23)	—	(0.23)
Year Ended February 28, 2011	7.29	0.23	(d)	(0.16)	0.07	(0.23)	—	(0.23)
Year Ended February 28, 2010	7.06	0.23	(d)	0.23	0.46	(0.23)	—	(0.23)

Class B
Year Ended February 28, 2014	7.58	0.18	(d)	(0.20)	(0.02)	(0.18)	(0.08)	(0.26)
Year Ended February 28, 2013	7.59	0.16	(d)	(0.01)	0.15	(0.16)	—	(0.16)
Year Ended February 29, 2012	7.16	0.18	(d)	0.43	0.61	(0.18)	—	(0.18)
Year Ended February 28, 2011	7.31	0.18	(d)	(0.14)	0.04	(0.19)	—	(0.19)
Year Ended February 28, 2010	7.09	0.18	(d)	0.22	0.40	(0.18)	—	(0.18)

Class C
Year Ended February 28, 2014	7.55	0.17	(d)	(0.19)	(0.02)	(0.18)	(0.08)	(0.26)
Year Ended February 28, 2013	7.56	0.16	(d)	(0.01)	0.15	(0.16)	—	(0.16)
Year Ended February 29, 2012	7.13	0.18	(d)	0.43	0.61	(0.18)	—	(0.18)
Year Ended February 28, 2011	7.28	0.18	(d)	(0.15)	0.03	(0.18)	—	(0.18)
Year Ended February 28, 2010	7.06	0.18	(d)	0.22	0.40	(0.18)	—	(0.18)

Institutional Class
Year Ended February 28, 2014	7.58	0.25	(d)	(0.20)	0.05	(0.25)	(0.08)	(0.33)
Year Ended February 28, 2013	7.59	0.23	(d)	(0.01)	0.22	(0.23)	—	(0.23)
Year Ended February 29, 2012	7.16	0.25	(d)	0.43	0.68	(0.25)	—	(0.25)
Year Ended February 28, 2011	7.31	0.25	(d)	(0.15)	0.10	(0.25)	—	(0.25)
Year Ended February 28, 2010	7.09	0.25	(d)	0.22	0.47	(0.25)	—	(0.25)

Select Class
Year Ended February 28, 2014	7.58	0.23	(d)	(0.19)	0.04	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2013	7.59	0.22	(d)	(0.02)	0.20	(0.21)	—	(0.21)
Year Ended February 29, 2012	7.16	0.23	(d)	0.43	0.66	(0.23)	—	(0.23)
Year Ended February 28, 2011	7.31	0.24	(d)	(0.15)	0.09	(0.24)	—	(0.24)
Year Ended February 28, 2010	7.09	0.24	(d)	0.21	0.45	(0.23)	—	(0.23)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.27	0.42%	$185,794	0.75%	3.07%	0.94%	2%
7.55	2.61	261,565	0.74	2.79	0.93	7
7.56	9.41	259,552	0.75	3.10	0.94	5
7.13	1.00	243,933	0.75	3.19	0.94	6
7.29	6.63	279,898	0.74	3.20	0.94	6

7.30	(0.24)	956	1.42	2.40	1.44	2
7.58	1.94	1,395	1.42	2.11	1.43	7
7.59	8.56	1,553	1.44	2.43	1.44	5
7.16	0.46	2,655	1.43	2.50	1.43	6
7.31	5.71	6,210	1.43	2.55	1.44	6

7.27	(0.27)	110,690	1.44	2.38	1.44	2
7.55	1.96	175,902	1.42	2.10	1.43	7
7.56	8.63	160,321	1.44	2.41	1.44	5
7.13	0.42	141,174	1.43	2.50	1.44	6
7.28	5.78	177,204	1.42	2.50	1.43	6

7.30	0.67	148,468	0.50	3.37	0.54	2
7.58	2.88	74,702	0.49	3.04	0.53	7
7.59	9.59	43,753	0.50	3.35	0.54	5
7.16	1.40	38,866	0.50	3.43	0.54	6
7.31	6.70	57,134	0.49	3.48	0.54	6

7.30	0.50	49,915	0.64	3.16	0.69	2
7.58	2.71	180,147	0.66	2.85	0.68	7
7.59	9.40	331,634	0.69	3.17	0.69	5
7.16	1.22	362,574	0.68	3.25	0.69	6
7.31	6.49	438,650	0.68	3.29	0.69	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Intermediate Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified
New York Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified

The investment objective of the California Tax Free Bond Fund is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of the Intermediate Tax Free Bond Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

The investment objective of the New York Tax Free Bond Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes.

Effective November 1, 2009, Class B Shares of Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years (except for California Tax Free Bond Fund). No sales charges are assessed with respect to Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

58	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

JPMorgan California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$19,473	$—	$19,473
Education	—	8,863	—	8,863
General Obligation	—	68,342	513	68,855
Hospital	—	8,390	—	8,390
Housing	—	1,032	—	1,032
Other Revenue	—	42,095	—	42,095
Prerefunded	—	11,477	—	11,477
Special Tax	—	6,502	—	6,502
Transportation	—	19,930	—	19,930
Utility	—	17,074	—	17,074
Water & Sewer	—	20,047	—	20,047

Total California	—	223,225	513	223,738

Illinois
Transportation	—	2,132	—	2,132

Kentucky
Certificate of Participation/Lease	—	1,188	—	1,188

Pennsylvania
Hospital	—	1,140	—	1,140

Puerto Rico
Other Revenue	—	313	—	313

South Carolina
General Obligation	—	558	—	558

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

JPMorgan California Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Texas
Transportation	$—	$1,098	$—	$1,098

Total Municipal Bonds	—	229,654	513	230,167

Short-Term Investment
Investment Company	16,230	—	—	16,230

Total Investments in Securities	$16,230	$229,654	$513	$246,397

JPMorgan Intermediate Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,270	$—	$11,270
General Obligation	—	4,357	—	4,357

Total Alabama	—	15,627	—	15,627

Alaska
Other Revenue	—	24,200	—	24,200
Utility	—	3,436	—	3,436

Total Alaska	—	27,636	—	27,636

Arizona
Certificate of Participation/Lease	—	26,250	—	26,250
General Obligation	—	1,079	—	1,079
Hospital	—	19,829	—	19,829
Other Revenue	—	2,523	—	2,523
Prerefunded	—	10,971	—	10,971
Transportation	—	5,518	—	5,518
Utility	—	2,826	—	2,826
Water & Sewer	—	1,148	—	1,148

Total Arizona	—	70,144	—	70,144

Arkansas
Other Revenue	—	1,154	—	1,154

California
Certificate of Participation/Lease	—	13,653	—	13,653
Education	—	49,554	—	49,554
General Obligation	—	222,766	—	222,766
Hospital	—	5,222	—	5,222
Other Revenue	—	126,663	—	126,663
Prerefunded	—	12,300	—	12,300
Utility	—	13,620	—	13,620
Water & Sewer	—	32,011	—	32,011

Total California	—	475,789	—	475,789

Colorado
Certificate of Participation/Lease	—	5,761	—	5,761
Education	—	3,230	—	3,230
General Obligation	—	41,591	—	41,591
Hospital	—	604	—	604
Other Revenue	—	4,979	—	4,979
Prerefunded	—	104,123	—	104,123

Total Colorado	—	160,288	—	160,288

60	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Connecticut
General Obligation	$—	$15,191	$—	$15,191
Housing	—	2,925	—	2,925
Other Revenue	—	8,672	—	8,672

Total Connecticut	—	26,788	—	26,788

Delaware
General Obligation	—	15,390	—	15,390

District of Columbia
Other Revenue	—	7,342	—	7,342

Florida
Certificate of Participation/Lease	—	4,157	—	4,157
General Obligation	—	50,939	—	50,939
Housing	—	7,134	—	7,134
Other Revenue	—	17,976	—	17,976
Prerefunded	—	10,348	—	10,348
Special Tax	—	4,145	—	4,145
Transportation	—	4,201	—	4,201
Water & Sewer	—	9,198	—	9,198

Total Florida	—	108,098	—	108,098

Georgia
General Obligation	—	27,085	—	27,085
Other Revenue	—	41,930	—	41,930
Prerefunded	—	5,811	—	5,811
Special Tax	—	7,519	—	7,519
Utility	—	1,690	—	1,690
Water & Sewer	—	37,258	—	37,258

Total Georgia	—	121,293	—	121,293

Hawaii
General Obligation	—	19,601	—	19,601
Transportation	—	16,186	—	16,186

Total Hawaii	—	35,787	—	35,787

Idaho
Hospital	—	14,096	—	14,096

Illinois
Education	—	6,937	—	6,937
General Obligation	—	42,506	—	42,506
Other Revenue	—	11,645	—	11,645
Prerefunded	—	18,558	—	18,558
Transportation	—	32,008	—	32,008

Total Illinois	—	111,654	—	111,654

Indiana
Certificate of Participation/Lease	—	3,334	—	3,334
Education	—	3,698	—	3,698
Other Revenue	—	64,527	—	64,527
Transportation	—	3,311	—	3,311

Total Indiana	—	74,870	—	74,870

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Iowa
General Obligation	$—	$9,049	$—	$9,049
Housing	—	785	—	785
Other Revenue	—	21,347	—	21,347

Total Iowa	—	31,181	—	31,181

Kansas
General Obligation	—	11,019	—	11,019
Other Revenue	—	44,613	—	44,613
Prerefunded	—	57,522	—	57,522

Total Kansas	—	113,154	—	113,154

Kentucky
Certificate of Participation/Lease	—	4,678	—	4,678
Education	—	2,849	—	2,849
Other Revenue	—	17,038	—	17,038
Prerefunded	—	2,900	—	2,900
Transportation	—	2,109	—	2,109
Utility	—	3,217	—	3,217
Water & Sewer	—	7,838	—	7,838

Total Kentucky	—	40,629	—	40,629

Louisiana
Certificate of Participation/Lease	—	4,886	—	4,886
General Obligation	—	2,285	1,524	3,809
Housing	—	1,566	—	1,566
Other Revenue	—	14,384	—	14,384
Prerefunded	—	41,191	—	41,191
Special Tax	—	17,731	—	17,731
Transportation	—	2,356	—	2,356

Total Louisiana	—	84,399	1,524	85,923

Maryland
Education	—	5,710	—	5,710
General Obligation	—	23,460	—	23,460
Other Revenue	—	2,553	—	2,553
Private Placement	—	—	1,832	1,832
Transportation	—	11,277	—	11,277

Total Maryland	—	43,000	1,832	44,832

Massachusetts
Certificate of Participation/Lease	—	18,864	—	18,864
Education	—	9,474	—	9,474
General Obligation	—	34,692	—	34,692
Other Revenue	—	20,317	—	20,317
Prerefunded	—	18,673	—	18,673
Special Tax	—	4,918	—	4,918

Total Massachusetts	—	106,938	—	106,938

Michigan
Education	—	4,581	—	4,581
General Obligation	—	17,726	—	17,726
Other Revenue	—	10,319	—	10,319
Utility	—	1,647	—	1,647

62	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Water & Sewer	$—	$10,036	$—	$10,036

Total Michigan	—	44,309	—	44,309

Minnesota
General Obligation	—	24,175	—	24,175
Prerefunded	—	8,588	—	8,588
Utility	—	1,027	—	1,027

Total Minnesota	—	33,790	—	33,790

Mississippi
Prerefunded	—	41,904	—	41,904

Missouri
General Obligation	—	6,473	—	6,473
Housing	—	1,171	—	1,171
Other Revenue	—	45,557	—	45,557
Prerefunded	—	3,016	—	3,016
Transportation	—	17,119	—	17,119
Water & Sewer	—	9,610	—	9,610

Total Missouri	—	82,946	—	82,946

Montana
Transportation	—	3,540	—	3,540

Nebraska
Other Revenue	—	4,057	—	4,057
Utility	—	2,706	—	2,706

Total Nebraska	—	6,763	—	6,763

New Jersey
Certificate of Participation/Lease	—	16,456	—	16,456
Education	—	5,786	—	5,786
Other Revenue	—	7,600	—	7,600
Prerefunded	—	68,544	—	68,544
Transportation	—	5,961	—	5,961
Water & Sewer	—	5,929	—	5,929

Total New Jersey	—	110,276	—	110,276

New Mexico
Housing	—	4,749	—	4,749
Industrial Development Revenue/Pollution Control Revenue	—	1,224	—	1,224
Other Revenue	—	22,059	—	22,059
Special Tax	—	12,368	—	12,368

Total New Mexico	—	40,400	—	40,400

New York
Certificate of Participation/Lease	—	704	—	704
Education	—	16,151	—	16,151
General Obligation	—	28,729	—	28,729
Other Revenue	—	294,797	—	294,797
Prerefunded	—	8,454	—	8,454
Special Tax	—	180,714	—	180,714
Transportation	—	15,393	—	15,393
Utility	—	6,642	—	6,642

Total New York	—	551,584	—	551,584

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
North Carolina
General Obligation	$—	$65,596	$—	$65,596
Hospital	—	2,463	—	2,463
Other Revenue	—	32,621	—	32,621
Utility	—	5,748	—	5,748

Total North Carolina	—	106,428	—	106,428

Ohio
Housing	—	689	—	689
Other Revenue	—	23,542	—	23,542
Prerefunded	—	9,485	—	9,485

Total Ohio	—	33,716	—	33,716

Oklahoma
Education	—	8,508	—	8,508
Housing	—	405	—	405
Other Revenue	—	11,606	—	11,606

Total Oklahoma	—	20,519	—	20,519

Oregon
Certificate of Participation/Lease	—	4,280	—	4,280
Other Revenue	—	3,491	—	3,491
Water & Sewer	—	2,871	—	2,871

Total Oregon	—	10,642	—	10,642

Pennsylvania
Education	—	19,240	—	19,240
General Obligation	—	14,774	—	14,774
Hospital	—	15,105	—	15,105
Other Revenue	—	653	—	653
Prerefunded	—	1,562	—	1,562

Total Pennsylvania	—	51,334	—	51,334

Puerto Rico
Prerefunded	—	12,523	—	12,523

Rhode Island
Other Revenue	—	3,413	—	3,413

South Carolina
Education	—	4,425	—	4,425
General Obligation	—	23,895	—	23,895
Other Revenue	—	3,766	—	3,766
Prerefunded	—	13,293	—	13,293
Utility	—	10,208	—	10,208

Total South Carolina	—	55,587	—	55,587

South Dakota
Prerefunded	—	378	—	378

Tennessee
General Obligation	—	17,908	—	17,908
Utility	—	2,692	—	2,692

Total Tennessee	—	20,600	—	20,600

64	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

JPMorgan Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Texas
Education	$—	$27,408	$—	$27,408
General Obligation	—	96,226	—	96,226
Hospital	—	6,920	—	6,920
Other Revenue	—	51,835	—	51,835
Prerefunded	—	24,727	—	24,727
Special Tax	—	26,953	—	26,953
Transportation	—	32,594	—	32,594
Utility	—	1,243	—	1,243
Water & Sewer	—	11,120	—	11,120

Total Texas	—	279,026	—	279,026

Utah
General Obligation	—	5,914	—	5,914
Other Revenue	—	12,378	—	12,378
Prerefunded	—	827	—	827
Water & Sewer	—	10,481	—	10,481

Total Utah	—	29,600	—	29,600

Virginia
Education	—	5,856	—	5,856
General Obligation	—	17,138	—	17,138
Industrial Development Revenue/Pollution Control Revenue	—	2,213	—	2,213
Other Revenue	—	20,687	—	20,687
Transportation	—	10,331	—	10,331
Water & Sewer	—	12,930	—	12,930

Total Virginia	—	69,155	—	69,155

Washington
General Obligation	—	39,898	—	39,898
Hospital	—	3,776	—	3,776
Other Revenue	—	33,317	—	33,317
Prerefunded	—	3,866	—	3,866
Water & Sewer	—	1,465	—	1,465

Total Washington	—	82,322	—	82,322

West Virginia
Education	—	6,406	—	6,406
General Obligation	—	3,217	—	3,217
Prerefunded	—	15,410	—	15,410
Transportation	—	512	—	512
Water & Sewer	—	2,736	—	2,736

Total West Virginia	—	28,281	—	28,281

Wisconsin
General Obligation	—	60,076	—	60,076
Other Revenue	—	—	6,745	6,745
Private Placement	—	—	1,256	1,256

Total Wisconsin	—	60,076	8,001	68,077

Total Municipal Bonds	—	3,464,369	11,357	3,475,726

Short-Term Investment
Investment Company	96,009	—	—	96,009

Total Investments in Securities	$96,009	$3,464,369	$11,357	$3,571,735

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

JPMorgan New York Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Certificate of Participation/Lease	$—	$1,599	$—	$1,599

Florida
Water & Sewer	—	—	660	660

Hawaii
Water & Sewer	—	868	—	868

Louisiana
General Obligation	—	1,693	—	1,693

New Jersey
Other Revenue	—	2,336	—	2,336

New York
Certificate of Participation/Lease	—	17,868	—	17,868
Education	—	36,123	—	36,123
General Obligation	—	87,669	—	87,669
Hospital	—	16,391	—	16,391
Housing	—	917	—	917
Industrial Development Revenue/Pollution Control Revenue	—	6,347	—	6,347
Other Revenue	—	62,817	—	62,817
Prerefunded	—	27,819	—	27,819
Special Tax	—	89,519	—	89,519
Transportation	—	97,527	—	97,527
Utility	—	14,046	—	14,046
Water & Sewer	—	17,425	—	17,425

Total New York	—	474,468	—	474,468

Ohio
Housing	—	549	—	549

Puerto Rico
Other Revenue	—	2,300	—	2,300

Texas
General Obligation	—	4,693	—	4,693

Wisconsin
Hospital	—	—	1,285	1,285

Total Municipal Bonds	—	488,506	1,945	490,451

Short-Term Investment
Investment Company	904	—	—	904

Total Investments in Securities	$904	$488,506	$1,945	$491,355

66	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

There were no transfers between Levels 1 and 2 during the year ended February 28, 2014.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

The following are the value and percentage of net assets of illiquid securities as of February 28, 2014 (amounts in thousands):

	Value	Percentage
California Tax Free Bond Fund	$513	0.2%
Intermediate Tax Free Bond Fund	11,357	0.3
New York Tax Free Bond Fund	1,945	0.4

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments. As of February 28, 2014, Intermediate Tax Free Bond Fund had when-issued securities on its SOI.

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income		Accumulated net realized gains (losses)
California Tax Free Bond Fund	$—		$—	(a)	$—	(a)
Intermediate Tax Free Bond Fund	298		—	(a)	(298)
New York Tax Free Bond Fund	—	(a)	—	(a)	—

The reclassifications for the Funds relate primarily to dividends paid for tax purposes and not book purposes.

(a)	Amount rounds to less than $1,000.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.75% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2014, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

The Distributor waived Distribution Fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2014, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$10	$—
Intermediate Tax Free Bond Fund	15	—
New York Tax Free Bond Fund	25	—

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.10%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.10	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

68	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.50%	0.55%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.50	0.59
New York Tax Free Bond Fund	0.75	1.50	1.50	0.50	0.65

The expense limitation agreements were in effect for the year ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014.

For the year ended February 28, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
California Tax Free Bond Fund	$—	$163	$450	$79	$692
Intermediate Tax Free Bond Fund	17	—	2,405	—	2,422
New York Tax Free Bond Fund	—	—	509	—	509

	Voluntary Waivers
	Investment Advisory		Shareholder Servicing	Total
California Tax Free Bond Fund	$—		$—	$—
Intermediate Tax Free Bond Fund	—		1	1
New York Tax Free Bond Fund	$—	(a)	$17	$17

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2014 were as follows (amounts in thousands):

California Tax Free Bond Fund	$21
Intermediate Tax Free Bond Fund	291
New York Tax Free Bond Fund	3

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

4. Investment Transactions

During the year ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$19,062	$92,638
Intermediate Tax Free Bond Fund	542,190	2,090,429
New York Tax Free Bond Fund	9,399	178,516

During the year ended February 28, 2014, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$228,703	$18,423	$729	$17,694
Intermediate Tax Free Bond Fund	3,341,839	242,875	12,979	229,896
New York Tax Free Bond Fund	448,473	43,137	255	42,882

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to common trust fund amortization/accretion.

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$1,002	$8,263	$1,185	$10,450
Intermediate Tax Free Bond Fund	967	122,460	3,335	126,762
New York Tax Free Bond Fund	10	17,347	5,365	22,722

The tax character of distributions paid during the year ended February 28, 2013 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$—	$9,011	$361	$9,372
Intermediate Tax Free Bond Fund	2,300	135,011	11,294	148,605
New York Tax Free Bond Fund	—	20,474	—	20,474

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Tax Exempt Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$—	$390	$402	$17,694
Intermediate Tax Free Bond Fund	—	9,134	595	229,896
New York Tax Free Bond Fund	—	778	1,909	42,882

For the Funds, the cumulative timing differences primarily consist of distributions payable and common trust fund amortization/accretion.

As of February 28, 2014, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing

70	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for all Funds.

In addition, California Tax Free Bond Fund and New York Tax Free Bond Fund each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Funds’ outstanding shares. Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Reorganizations

On February 12, 2014, the Board of Trustees of JPM II approved the reorganizations of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund, each a fund of JPM II, into the Intermediate Tax Free Bond Fund. Completion of each individual reorganization is subject to a number of conditions, including approval by the shareholders of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund and JPMorgan Ohio Municipal Bond Fund. These approvals will be sought at an upcoming shareholder meeting. If approved by shareholders, the reorganizations are expected to occur shortly thereafter. Each of the above Funds’ reorganization into the Intermediate Tax Free Bond Fund is independent of the others and not contingent on receipt of the other Funds’ shareholders’ approval.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	71

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (each a separate fund of JPMorgan Trust I) (hereafter referred to as the “Funds”) at February 28, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

72	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	73

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trust since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

74	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004-2413.

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	75

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,050.30	$3.05	0.60%
Hypothetical	1,000.00	1,021.82	3.01	0.60
Class C
Actual	1,000.00	1,048.00	5.59	1.10
Hypothetical	1,000.00	1,019.34	5.51	1.10
Institutional Class
Actual	1,000.00	1,050.90	2.54	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Select Class
Actual	1,000.00	1,051.40	2.80	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	1,043.80	3.75	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class B
Actual	1,000.00	1,041.30	7.09	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class C
Actual	1,000.00	1,040.20	7.18	1.42
Hypothetical	1,000.00	1,017.75	7.10	1.42
Institutional Class
Actual	1,000.00	1,045.70	2.49	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Select Class
Actual	1,000.00	1,045.20	2.94	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58

76	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,039.90	$3.79	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class B
Actual	1,000.00	1,036.20	7.12	1.41
Hypothetical	1,000.00	1,017.80	7.05	1.41
Class C
Actual	1,000.00	1,037.50	7.27	1.44
Hypothetical	1,000.00	1,017.65	7.20	1.44
Institutional Class
Actual	1,000.00	1,041.00	2.53	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Select Class
Actual	1,000.00	1,041.50	3.14	0.62
Hypothetical	1,000.00	1,021.72	3.11	0.62

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2014	J.P. MORGAN TAX FREE FUNDS	77

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Long Term Capital Gain Notice

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2014 (amounts in thousands):

Long-Term Capital Gain Distribution
California Tax Free Bond Fund	$1,185
Intermediate Tax Free Bond Fund	3,335
New York Tax Free Bond Fund	5,365

Tax-Exempt Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2014:

Exempt Distributions Paid
California Tax Free Bond Fund	99.92%
Intermediate Tax Free Bond Fund	99.75
New York Tax Free Bond Fund	99.95

78	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2014

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014.	AN-TF-214

Annual Report

J.P. Morgan Income Funds

February 28, 2014

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Treasury & Agency Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act — the president’s signature domestic policy initiative — led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index closed at a record high on the final day of the reporting period and returned 22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets debt Index (net of foreign withholding taxes) returned 0.94% for the 12-month period, while the Barclays Emerging Markets Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Fixed income markets were marked by overall weakness and intermittent volatility throughout the reporting period. Uncertainty about future monetary policy from the U.S. Federal Reserve (the “Fed”) and mixed economic data in both the U.S. and Europe weighed on financial markets during the first half of the period. The Fed’s announcement in May 2013 that economic growth had become sufficient enough to consider tapering off its Quantitative Easing program drove down prices for U.S. Treasuries and briefly pushed equity prices lower. Improving economic data in the second half of the period drove equity prices to new highs in the U.S. and Japan and in December, the Fed’s decision to trim its monthly asset purchases by $10 billion sparked a rally in developed market equity prices and a flow of investment capital out of emerging markets. The Fed’s move — and a further $10 billion cut in asset purchases in February — bolstered expectations of rising inflation, which further weakened bond prices, particularly in longer maturities.

While U.S. Treasury securities posted negative returns for the period, the Barclays U.S. Aggregate Index of investment grade fixed income securities returned 0.2% and the Barclays U.S. Corporate High Yield Index of corporate debt returned 8.4%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.08%
Barclays U.S. Aggregate Index	0.15%

Net Assets as of 2/28/2014 (In Thousands)	$23,077,825
Duration as of 2/28/2014	4.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). The Fund’s holdings in individual sectors with longer durations, such as U.S. Treasury and agency securities, detracted from performance relative to the Benchmark. The Fund’s underweight position in the investment grade corporate bond sector detracted from relative performance as the broad sector had higher absolute returns than the Benchmark and the highest excess returns compared with similar-duration Treasury securities. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s shorter duration and better convexity compared with the Benchmark made a positive contribution to relative performance. Convexity measures the relationship between bond prices and bond yields and is used by the Fund’s managers to attempt to manage the market risk exposure of a portfolio. The Fund’s security selection in mortgage-backed securities, especially allocations to out-of-Benchmark agency and non-agency collateralized mortgage obligations, also made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight in U.S. Treasuries and overweight in mortgage-backed securities relative to the Benchmark.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	26.2%
U.S. Treasury Obligations	20.7
Corporate Bonds	19.1
Mortgage Pass-Through Securities	16.1
Asset-Backed Securities	6.0
Commercial Mortgage-Backed Securities	4.0
U.S. Government Agency Securities	2.7
Others (each less than 1.0%)	1.8
Short-Term Investment	3.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/1/92
Without Sales Charge		(0.08)%	5.62%	4.67%
With Sales Charge*		(3.84)	4.83	4.28
CLASS B SHARES	8/26/96
Without CDSC		(0.66)	4.95	4.13
With CDSC**		(5.66)	4.61	4.13
CLASS C SHARES	3/22/99
Without CDSC		(0.69)	4.94	3.99
With CDSC***		(1.69)	4.94	3.99
CLASS R2 SHARES	11/3/08	(0.33)	5.37	4.41
CLASS R5 SHARES	5/15/06	0.21	5.94	4.95
CLASS R6 SHARES	2/22/05	0.32	6.01	5.04
SELECT CLASS SHARES	6/1/91	0.08	5.80	4.85

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.36%
Barclays U.S. Aggregate Index	0.15%

Net Assets as of 2/28/2014 (In Thousands)	$2,465,124
Duration as of 2/28/2014	5.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s Select Class Shares outperformed the Barclays U.S. Aggregate Index (the “Benchmark”). The Fund’s allocation to high yield bonds (or “junk bonds”), including distressed debt, made a positive contribution to performance relative to the Benchmark. Distressed debt includes that of companies that are in default or under bankruptcy protection. The Fund’s investments in mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and U.S. Treasuries also helped relative performance. The Fund’s investments in agency debt detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

At of the end of the reporting period, the Fund was underweight in U.S. Treasuries and roughly in line with the Benchmark weighting in mortgage-backed securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	35.3%
Collateralized Mortgage Obligations	15.5
U.S. Treasury Obligations	12.6
Mortgage Pass-Through Securities	11.9
Commercial Mortgage-Backed Securities	8.4
Asset-Backed Securities	8.2
Foreign Government Securities	1.8
U.S. Government Agency Securities	1.5
Loan Assignments	1.3
Others (each less than 1.0%)	1.8
Short-Term Investment	1.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		2.12%	8.22%	5.14%
With Sales Charge*		(1.70)	7.40	4.75
CLASS B SHARES	5/31/95
Without CDSC		1.45	7.53	4.64
With CDSC**		(3.55)	7.23	4.64
CLASS C SHARES	5/30/00
Without CDSC		1.54	7.53	4.52
With CDSC***		0.54	7.53	4.52
CLASS R2 SHARES	11/3/08	1.84	7.81	4.79
CLASS R6 SHARES	2/22/05	2.48	8.62	5.55
INSTITUTIONAL CLASS SHARES	6/19/09	2.51	8.53	5.41
SELECT CLASS SHARES	3/5/93	2.36	8.37	5.33

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R6 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R6, Institutional Class, and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.36%
Barclays U.S. Government Bond Index	-0.80%

Net Assets as of 2/28/2014 (In Thousands)	$1,508,428
Duration as of 2/28/2014	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the 12 months ended February 28, 2014, the Fund’s Select Class Shares posted a negative absolute return and underperformed the Barclays U.S. Government Bond Index (the “Benchmark”). The Fund’s assets were invested in securities issued or guaranteed by the U.S. government and its agencies, including agency collateralized mortgage obligations (“CMOs”) and U.S. Treasury securities. The Fund’s positioning on the yield curve, particularly its underweight position in the short end of the curve (1-5 years) and its overweight to the long end (10-20 years), detracted from performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s overweight position in agency debt securities detracted from relative performance. The Fund’s underweight position in U.S. Treasuries helped performance relative to the Benchmark, as did the Fund’s allocations to mortgage-backed securities, which the Benchmark does not hold.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers aimed to keep the duration of the Fund between a range of 5.00 to 5.50 years. The Fund’s portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	42.5%
U.S. Treasury Obligations	26.2
U.S. Government Agency Securities	21.5
Mortgage Pass-Through Securities	5.6
Others (each less than 1.0%)	0.4
Short-Term Investment	3.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		(1.60)%	4.29%	4.48%
With Sales Charge*		(5.29)	3.50	4.08
CLASS B SHARES	1/14/94
Without CDSC		(2.33)	3.53	3.88
With CDSC**		(7.33)	3.18	3.88
CLASS C SHARES	3/22/99
Without CDSC		(2.35)	3.53	3.73
With CDSC***		(3.35)	3.53	3.73
CLASS R2 SHARES	11/3/08	(1.84)	4.01	4.22
SELECT CLASS SHARES	2/8/93	(1.36)	4.56	4.75

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	7.89%
Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	8.36%

Net Assets as of 2/28/2014 (In Thousands)	$11,034,992
Duration as of 2/28/2014.	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s Select Class Shares underperformed the Barclays U.S. Corporate High Yield – 2% Issuer Capped Index (the “Benchmark”). Demand for high yield fixed income securities (also known as “junk bonds”) was supported for much of the reporting period by investors’ search for yield, which created a positive technical environment for the asset class. Meanwhile, accommodative policies from central banks bolstered investors’ appetite for risk, while corporate earnings and balance sheets remained strong.

The Fund’s security selection in the wireless telecommunications subsector and the finance sector detracted from performance relative to the Benchmark. The Fund’s security selection in the utility and consumer cyclical sectors helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period the Fund was underweight in sectors rated Ba, Caa and lower. The Fund was overweight in the Aaa, Baa, and Not Rated sectors. The Fund maintained a core of relatively stable credits and employed a credit barbell process that sought to take specifically targeted credit risk when the Fund’s portfolio managers’ fundamental analysis and macroeconomic overview identified tactical opportunities around favorable risk/reward scenarios.

PORTFOLIO COMPOSITION***
Corporate Bonds	82.9%
Loan Assignments	11.1
Preferred Securities	1.3
Preferred Stocks	1.0
Others (each less than 1.0%)	0.9
Short-Term Investment	2.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	11/13/98
Without Sales Charge		7.57%	15.92%	8.03%
With Sales Charge*		3.52	15.03	7.62
CLASS B SHARES	11/13/98
Without CDSC		6.97	15.21	7.47
With CDSC**		1.97	14.98	7.47
CLASS C SHARES	3/22/99
Without CDSC		7.00	15.25	7.34
With CDSC***		6.00	15.25	7.34
CLASS R2 SHARES	11/3/08	7.38	15.62	7.72
CLASS R5 SHARES	5/15/06	7.82	16.28	8.33
CLASS R6 SHARES	2/22/05	7.86	16.31	8.37
SELECT CLASS SHARES	11/13/98	7.89	16.23	8.29

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.47%
Barclays 1–10 Year U.S. TIPS Index	-3.94%
Barclays U.S. Intermediate Aggregate Index	0.45%
Inflation Managed Bond Composite Benchmark (1)	-2.06%

Net Assets as of 2/28/2014 (In Thousands)	$1,513,310
Duration as of 2/28/2014	2.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s duration was shorter than that of the Barclays 1-10 Year U.S. TIPS Index (the “TIPS Index”), which helped performance relative to the TIPS Index as yields rose substantially across the yield curve during the period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

During the period, the Fund’s Select Class Shares outperformed the Inflation Managed Bond Composite Benchmark (the “Benchmark”). The Fund’s investments in mortgage-backed securities, agency securities, asset-backed securities and commercial mortgage-backed securities helped performance relative to the Benchmark. In terms of the Fund’s hedge against inflation (U.S. Treasury Inflation-Protected Securities plus inflation swap derivatives), the portfolio manager’s decision to be less-than-fully hedged also helped relative performance versus the Benchmark. The Fund’s investments in Treasury Inflation-Protected Securities and the credit sector, which is mostly corporate debt, detracted from performance relative to the Benchmark.

The Fund’s inflation hedging detracted from performance relative to the Barclays U.S. Intermediate Aggregate Index, which did not contain inflation-protected securities.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers aim to protect the portfolio from inflation risk across maturities. Therefore, the curve positioning of the underlying core bonds is used as the general basis for the

Fund’s inflation swap positioning. The Fund’s portfolio managers believe that matching the duration of the inflation protection to the duration of the underlying bonds is the most effective and efficient way to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. However, the inflation protection is actively managed, and the Fund’s portfolio managers may elect to deviate from the yield curve positioning of the underlying bonds as a result of opportunities that result from macroeconomic or technical factors. (The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.)

Over the reporting period, the portfolio managers elected to increase the inflation hedge as valuations became more attractive. Inflation protection was added primarily in the intermediate and longer parts of the curve, while the overweight to the front-end of the curve was pared given the low run-rate of actual inflation. The portfolio managers also took advantage of the trading environment by executing a number of tactical inflation trades in order to take advantage of short-term dislocations.

PORTFOLIO COMPOSITION***
Corporate Bonds	26.5%
Collateralized Mortgage Obligations	21.5
U.S. Government Agency Securities	17.2
U.S. Treasury Obligations	15.9
Mortgage Pass-Through Securities	7.9
Asset-Backed Securities	5.5
Commercial Mortgage-Backed Securities	2.4
Others (each less than 1.0%)	0.4
Short-Term Investment	2.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.
(1)	The Fund’s composite benchmark is calculated by adding the performance return of the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	3/31/10
Without Sales Charge		(1.66)%	2.40%	3.27%
With Sales Charge*		(5.34)	1.11	2.26
CLASS C SHARES	3/31/10
Without CDSC		(2.27)	1.71	2.58
With CDSC**		(3.27)	1.71	2.58
CLASS R2 SHARES	3/31/10	(1.87)	2.13	3.00
CLASS R5 SHARES	3/31/10	(1.44)	2.60	3.48
CLASS R6 SHARES	11/30/10	(1.41)	2.67	3.50
SELECT CLASS SHARES	3/31/10	(1.47)	2.55	3.40

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays 1–10 Year U.S. TIPS Index, the Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Funds Index from March 31, 2010 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–10 Year U.S. TIPS Index and the Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Inflation-Protected Bond

Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.33%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.81%

Net Assets as of 2/28/2014 (In Thousands)	$810,051
Duration as of 2/28/2014	1.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s Select Class Shares’ outperformance of the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”) was driven primarily by its investments in spread sectors (non-U.S. Treasuries).

The Fund’s investments in asset-backed securities, non-agency mortgage-backed securities and commercial mortgage-backed securities helped performance relative to the Benchmark. The Fund’s exposure to the credit sector, which is mostly corporate debt, also helped relative performance. The Fund’s underweight position in U.S. Treasury securities detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund has a duration of between one and three years. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund allocates between 50% and 75% of holdings to floating rate securities, and at the end of the reporting period the allocation was about 60%. Through this strategy, the Fund manager seeks to provide protection in periods of rising interest rates.

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund continued to invest its assets in mortgage- and asset-backed securities, which the Fund’s portfolio managers believed offered attractive investment opportunities with relatively higher yield. During the reporting period, the Fund’s portfolio managers used a money market fund to maintain a high degree of liquidity for the Fund.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	42.5%
Asset-Backed Securities	18.9
Corporate Bonds	8.5
Mortgage Pass-Through Securities	5.8
Commercial Mortgage-Backed Securities	5.2
U.S. Treasury Obligations	4.3
Short-Term Investments	14.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/10/93
Without Sales Charge		2.01%	6.96%	2.98%
With Sales Charge*		(0.32)	6.47	2.74
CLASS B SHARES	1/14/94
Without CDSC		1.60	6.44	2.66
With CDSC**		(1.40)	6.44	2.66
CLASS C SHARES	11/1/01
Without CDSC		1.49	6.42	2.47
With CDSC***		0.49	6.42	2.47
CLASS R6 SHARES	2/22/05	2.51	7.46	3.43
SELECT CLASS SHARES	2/2/93	2.33	7.24	3.25

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC to Shares purchased on or after September 3, 2013 for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Limited Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.72%
Barclays U.S. MBS Index	0.64%

Net Assets as of 2/28/2014 (In Thousands)	$2,804,370
Duration as of 2/28/2014	3.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s Select Class Shares outperformed the Barclays U.S. MBS Index (the “Benchmark”). The Fund’s shorter duration and better convexity than the Benchmark made a positive contribution to performance relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Convexity measures the relationship between bond prices and bond yields and is used by the Fund’s managers to attempt to manage the market risk exposure of a portfolio.

The Fund’s security selection in mortgage-backed securities, especially allocations to out-of-Benchmark agency and non-agency collateralized mortgage obligations, also made a positive contribution to relative performance. Fund investments in asset-backed securities and commercial asset-backed securities also helped relative performance.

The Fund had a small allocation to U.S. Treasury securities and to cash, which had a negative impact on total return and detracted from relative performance. A small cash position was held as the Fund’s managers sought what they believed to be attractive long-term investment opportunities.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	54.0%
Mortgage Pass-Through Securities	36.7
Commercial Mortgage-Backed Securities	4.3
Asset-Backed Securities	4.0
Others (each less than 1.0%)	0.7
Short-Term Investment	0.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	8/18/00
Without Sales Charge		0.45%	6.56%	5.13%
With Sales Charge*		(3.30)	5.74	4.73
CLASS C SHARES	7/2/12
Without CDSC		(0.10)	6.04	4.60
With CDSC**		(1.10)	6.04	4.60
CLASS R6 SHARES	2/22/05	0.90	7.00	5.53
SELECT CLASS SHARES	8/18/00	0.72	6.84	5.39

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class C Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.36%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.81%

Net Assets as of 2/28/2014 (In Thousands)	$11,015,204
Duration as of 2/28/2014	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investments in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s Select Class Shares underperformed relative to the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”). The Fund’s positioning on the yield curve, particularly its allocation to the 3-5 year portion of the curve, detracted from performance relative to the Benchmark due to rising interest rates during the reporting period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

The Fund’s investments in mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, which were not held in the Benchmark, made a positive contribution to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believe to be a portfolio of undervalued fixed income securities. The Fund was positioned with an underweight to U.S.

Treasuries and an overweight to spread sectors (non-Treasury securities). The Fund was overweight in mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, all of which are not in the Benchmark, and was underweight the credit sector, which is mostly corporate debt securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	45.2%
Corporate Bonds	19.3
U.S. Government Agency Securities	9.0
Collateralized Mortgage Obligations	7.7
Asset-Backed Securities	7.5
Commercial Mortgage-Backed Securities	5.5
Mortgage Pass-Through Securities	4.9
Others (each less than 1.0%)	0.5
Short-Term Investment	0.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		0.11%	2.01%	2.55%
With Sales Charge*		(2.12)	1.55	2.32
CLASS B SHARES	1/14/94
Without CDSC		(0.39)	1.50	2.24
With CDSC**		(3.39)	1.50	2.24
CLASS C SHARES	11/1/01
Without CDSC		(0.39)	1.50	2.04
With CDSC***		(1.39)	1.50	2.04
CLASS R6 SHARES	2/22/05	0.60	2.51	3.04
SELECT CLASS SHARES	9/4/90	0.36	2.26	2.80

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC to Shares purchased on or after September 3, 2013 for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the

Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

FOR THE PERIOD FROM MARCH 1, 2013 (FUND’S INCEPTION DATE) THROUGH FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.24%
Barclays U.S. Aggregate Index	0.07%
BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index	7.29%

Net Assets as of 2/28/2014 (In Thousands)	$244,401
Duration as of 2/28/2014	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration High Yield Fund (the “Fund”) seeks current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The 12 months ended February 28, 2014 presented a challenging environment for the overall fixed income market, as interest rates for U.S. Treasury securities rose across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board that it would taper off its asset purchase program. The Barclays U.S. Aggregate Index (the “Benchmark”) returned 0.07% for the reporting period.

Despite this challenging backdrop, high yield bonds (also known as “junk bonds”) and floating rate securities generated solid returns. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period. Credit spreads, or the difference between the yield on Treasury bonds and corporate bonds of the same maturity, generally narrow – or tighten – when investors respond to an improving economy by increasing their appetite for riskier assets, such as high yield debt.

During the period March 1, 2013 to February 28, 2014, the Fund’s Select Class Shares outperformed the Benchmark. The Fund’s higher average coupon compared with the Benchmark helped performance relative to the Benchmark. The Fund’s relative performance also benefitted from overweight positions in Ba, B and Caa rated sectors.

The Fund’s security selection in the media and services sectors detracted from performance relative to the BofA Merrill Lynch

1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index (the “BofA Merrill Lynch Index”), while security selection in the automotive and insurance sectors made a positive contribution to performance relative to the BofA Merrill Lynch Index.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark, the Fund was overweight the Ba-rated, B-rated and Caa-rated sectors as of the end of the reporting period. Conversely, the Fund was underweight the Baa-rated, A & Higher and Not Rated (“NR”) sectors. The portfolio managers remained cautious about companies that they felt had elevated credit risk. As such, they avoided higher yielding Caa-rated securities and instead focused on the B-rated area of the market, which they felt exhibited the most favorable combination of credit risk, yield and interest rate sensitivity. Additionally, the portfolio managers reduced the Fund’s allocation to higher priced, longer duration, lower yielding Ba-rated credits during the reporting period.

PORTFOLIO COMPOSITION***
Corporate Bonds	62.2%
Loan Assignments	31.9
Others (each less than 1.0%)	0.3
Short-Term Investment	5.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

FOR THE PERIOD FROM MARCH 1, 2013 (FUND’S INCEPTION DATE) THROUGH FEBRUARY 28, 2014 (Unaudited) (continued)

TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	3/1/13
Without Sales Charge		4.02%	4.02%
With Sales Charge*		1.68	1.68
CLASS C SHARES	3/1/13
Without CDSC		3.48	3.48
With CDSC**		2.48	2.48
CLASS R6 SHARES	3/1/13	4.47	4.47
SELECT CLASS SHARES	3/1/13	4.24	4.24

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration High Yield Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index and the Lipper High Yield Bond Index from March 1, 2013 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. Cash Pay High Yield Index with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.05%
Barclays 1–5 Year U.S. Treasury Index	0.29%

Net Assets as of 2/28/2014 (In Thousands)	$177,154
Duration as of 2/28/2014	2.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s Select Class Shares underperformed the Barclays 1–5 Year U.S. Treasury Index (the “Benchmark”). The Fund’s underweight position in the 1-2 year portion of the yield curve, where interest rates were little changed, and its position in two bonds in the 5-7 year portion, where interest rates rose, both detracted from performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. Generally, bonds at the longer end of the yield curve are more sensitive to changes in interest rates. The Fund’s investments in agency debt helped performance relative to the Benchmark, which held no agency debt securities.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. In addition to investments in U.S. Treasury securities, the Fund invested in U.S. agency securities, which are not represented in the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	71.6%
U.S. Government Agency Securities	26.3
Short-Term Investment	2.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		(0.20)%	1.25%	2.31%
With Sales Charge*		(2.43)	0.80	2.08
CLASS B SHARES	1/20/97
Without CDSC		(0.78)	0.75	2.01
With CDSC**		(3.78)	0.75	2.01
SELECT CLASS SHARES	1/20/97	0.05	1.50	2.58

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/04 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays 1–5 Year U.S. Treasury Index, the Barclays 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from February 29, 2004 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–5 Year U.S. Treasury Index and the Barclays 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–5 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Barclays 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to three years. Investors cannot invest directly in an index. The Lipper Short U.S. Treasury Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.0%
8,840	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	8,948
	Academic Loan Funding Trust,
11,755	Series 2012-1A, Class A1, VAR, 0.956%, 12/27/22 (e)	11,860
7,754	Series 2013-1A, Class A, VAR, 0.956%, 12/26/44 (e)	7,697
	Ally Auto Receivables Trust,
1,725	Series 2010-3, Class A4, 1.550%, 08/17/15	1,729
1,993	Series 2012-1, Class A4, 1.210%, 07/15/16	2,010
7,291	Series 2012-2, Class A3, 0.740%, 04/15/16	7,304
7,681	Series 2012-3, Class A3, 0.850%, 08/15/16	7,702
6,315	Series 2013-2, Class A3, 0.790%, 01/15/18	6,323
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,199
	American Credit Acceptance Receivables Trust,
249	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	250
4,795	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	4,810
1,941	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	1,959
4,904	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	4,907
2,888	Series 2012-3, Class B, 2.280%, 09/17/18 (e)	2,905
6,844	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	6,832
2,802	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	2,803
	AmeriCredit Automobile Receivables Trust,
3,617	Series 2011-4, Class A3, 1.170%, 05/09/16	3,621
6,567	Series 2011-5, Class A3, 1.550%, 07/08/16	6,583
1,734	Series 2012-1, Class A3, 1.230%, 09/08/16	1,737
63	Series 2012-2, Class A2, 0.760%, 10/08/15	63
2,272	Series 2012-2, Class A3, 1.050%, 10/11/16	2,278
778	Series 2012-3, Class A2, 0.710%, 12/08/15	778

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,459	Series 2012-3, Class A3, 0.960%, 01/09/17	3,468
1,208	Series 2012-4, Class A2, 0.490%, 04/08/16	1,208
4,153	Series 2012-5, Class A2, 0.510%, 01/08/16	4,154
2,950	Series 2012-5, Class A3, 0.620%, 06/08/17	2,953
5,400	Series 2013-1, Class A2, 0.490%, 06/08/16	5,398
1,187	Series 2013-1, Class A3, 0.610%, 10/10/17	1,186
3,500	Series 2013-5, Class A3, 0.900%, 09/10/18	3,512
129	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.740%, 01/25/34	128
3,526	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	3,524
	AXIS Equipment Finance Receivables II LLC,
5,453	Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	5,455
3,671	Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,675
4,421	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	4,431
18,666	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	18,797
816	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	783
	BMW Vehicle Lease Trust,
3,094	Series 2012-1, Class A3, 0.750%, 02/20/15	3,095
2,989	Series 2013-1, Class A3, 0.540%, 09/21/15	2,990
2,036	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	2,039
7,222	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	7,143
6,816	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,914
9,907	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	9,901

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
11,416	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	11,421
	Carfinance Capital Auto Trust,
719	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	719
1,494	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,510
2,531	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	2,532
	CarMax Auto Owner Trust,
324	Series 2011-1, Class A3, 1.290%, 09/15/15	325
9,972	Series 2011-1, Class A4, 2.160%, 09/15/16	10,083
1,624	Series 2013-1, Class A3, 0.600%, 10/16/17	1,626
4,400	Series 2013-4, Class A3, 0.800%, 07/16/18	4,410
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,618
	Carnow Auto Receivables Trust,
1,227	Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	1,226
3,923	Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	3,928
	Chase Funding Trust,
2,730	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,859
3,811	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,944
7,249	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	7,328
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,117
2,094	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	2,037
7,162	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.345%, 02/25/46 (e)	6,759
898	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.536%, 12/25/33	854
	CNH Equipment Trust,
170	Series 2011-A, Class A3, 1.200%, 05/16/16	170
4,306	Series 2011-A, Class A4, 2.040%, 10/17/16	4,346

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,142	Series 2012-A, Class A3, 0.940%, 05/15/17	3,152
2,048	Series 2012-C, Class A2, 0.440%, 02/16/16	2,049
	Concord Funding Co. LLC,
26,904	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,904
12,555	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	12,382
9,308	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	9,222
	Countrywide Asset-Backed Certificates,
431	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	420
10	Series 2004-1, Class 3A, VAR, 0.716%, 04/25/34	9
1,151	Series 2004-1, Class M1, VAR, 0.906%, 03/25/34	1,091
130	Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	125
955	Series 2004-6, Class M1, VAR, 0.755%, 10/25/34	894
	CPS Auto Receivables Trust,
1,500	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	1,532
5,407	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	5,537
2,869	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	2,897
12,980	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	13,062
8,468	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	8,350
9,360	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	9,401
16,727	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	16,772
	CPS Auto Trust,
9,213	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	9,255
5,074	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	5,028
	Credit Acceptance Auto Loan Trust,
3,620	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	3,639
4,225	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	4,249
9,767	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	9,799

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
177	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.466%, 11/25/35	175
	Exeter Automobile Receivables Trust,
4,783	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	4,791
1,100	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,101
5,137	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	5,157
16,095	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	16,094
51	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.255%, 12/25/36	51
	First Investors Auto Owner Trust,
6,077	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	6,108
4,071	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	4,077
	Flagship Credit Auto Trust,
8,789	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	8,781
9,541	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	9,548
9,992	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.534%, 01/15/18	10,002
	Freedom Trust,
7,151	Series 2011-2, Class A11, VAR, 3.839%, 08/01/46 (e)	7,338
2,292	Series 2012-1, Class A19, VAR, 6.000%, 09/25/41 (e) (i)	2,338
7,257	Series 2012-2, Class A24, VAR, 2.798%, 10/26/42 (e) (i)	7,379
	FRT Trust,
3,531	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	3,565
4,821	Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e) (i)	4,724
1,535	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	1,534
629	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	621
	GE Equipment Midticket LLC,
1,008	Series 2012-1, Class A2, 0.470%, 01/22/15	1,008
11,120	Series 2012-1, Class A3, 0.600%, 05/23/16	11,121

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,767	Series 2012-1, Class A4, 0.780%, 09/22/20	3,770
1,182	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	1,182
	GMAT Trust,
9,362	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	9,345
8,791	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	8,791
157	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.236%, 03/25/36	91
	HLSS Servicer Advance Receivables Backed Notes,
7,444	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	7,419
5,705	Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	5,712
	HLSS Servicer Advance Receivables Trust,
10,906	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	10,982
12,879	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	12,853
5,903	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	5,884
8,863	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	8,920
901	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.356%, 03/25/36	676
	Honda Auto Receivables Owner Trust,
3,174	Series 2011-1, Class A4, 1.800%, 04/17/17	3,183
3,028	Series 2012-1, Class A4, 0.970%, 04/16/18	3,046
5,575	Series 2013-4, Class A3, 0.690%, 09/18/17	5,591
700	Series 2013-4, Class A4, 1.040%, 02/18/20	702
	HSBC Home Equity Loan Trust USA,
2,915	Series 2006-1, Class A1, VAR, 0.314%, 01/20/36	2,856
1,247	Series 2006-2, Class A1, VAR, 0.304%, 03/20/36	1,220
525	Series 2007-1, Class AS, VAR, 0.354%, 03/20/36	514
6,604	Series 2007-3, Class APT, VAR, 1.354%, 11/20/36	6,554
2,368	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	2,373

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Huntington Auto Trust,
7,712	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	7,779
4,059	Series 2012-1, Class A3, 0.810%, 09/15/16	4,069
	Hyundai Auto Receivables Trust,
4,790	Series 2010-B, Class A4, 1.630%, 03/15/17	4,829
5,200	Series 2011-B, Class A4, 1.650%, 02/15/17	5,236
	John Deere Owner Trust,
115	Series 2011-A, Class A3, 1.290%, 01/15/16	115
3,511	Series 2011-A, Class A4, 1.960%, 04/16/18	3,527
669	Series 2012-B, Class A2, 0.430%, 02/17/15	669
5,866	Series 2012-B, Class A4, 0.690%, 01/15/19	5,872
	KGS-Alpha Capital Markets LP,
154,039	VAR, IO, 0.624%, 08/25/38	6,138
65,959	Series 2012-3, IO, 09/25/26	1,721
199,780	Series 2012-4, VAR, IO, 11.033%, 09/25/37	9,989
86,446	Series 2013-2, VAR, IO, 5.643%, 03/25/39	5,011
9,297	Kondaur Mortgage Asset Trust LLC, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	9,321
4,158	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.506%, 07/25/34 (e)	4,135
	Long Beach Mortgage Loan Trust,
5,022	Series 2004-1, Class M1, VAR, 0.906%, 02/25/34	4,705
1,251	Series 2004-3, Class M1, VAR, 1.010%, 07/25/34	1,202
1,017	Series 2006-WL2, Class 2A3, VAR, 0.356%, 01/25/36	946
	LV Tower 52 Issuer LLC,
21,846	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	21,875
13,395	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	13,395
11,159	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	11,140
5,293	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.405%, 03/25/32	5,288

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

99	Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A3, 0.850%, 03/16/15	99
9,904	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	10,213
	Mid-State Capital Trust,
5,168	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	5,322
9,301	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	9,658
19,102	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	19,207
	Nationstar Agency Advance Funding Trust,
8,309	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	8,288
1,794	Series 2013-T1A, Class BT1, 1.246%, 02/15/45 (e)	1,791
3,313	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,242
9,596	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	9,492
3,194	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	3,195
3,587	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.272%, 11/25/33	3,707
1,758	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	1,773
1,425	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	1,429
	Nissan Auto Receivables Owner Trust,
2,985	Series 2012-A, Class A4, 1.000%, 07/16/18	3,008
2,876	Series 2014-A, Class A2, 0.420%, 11/15/16	2,874
13,935	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	13,865
	NYMT Residential LLC,
27,000	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	27,000
13,130	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	13,130
188	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 0.996%, 02/25/33	173

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
11,769	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.093%, 10/25/34	11,683
3,137	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	3,128
2,500	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	2,506
	RAMP Trust,
4,054	Series 2004-RS11, Class M1, VAR, 0.776%, 11/25/34	4,002
5,872	Series 2005-EFC5, Class A3, VAR, 0.496%, 10/25/35	5,793
20,462	Series 2006-RZ1, Class A3, VAR, 0.456%, 03/25/36	19,371
	RASC Trust,
53	Series 2002-KS4, Class AIIB, VAR, 0.655%, 07/25/32	45
66	Series 2003-KS5, Class AIIB, VAR, 0.736%, 07/25/33	55
77	Series 2003-KS9, Class A2B, VAR, 0.795%, 11/25/33	62
10,742	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	10,820
	Real Estate Asset Trust,
7,439	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	7,439
4,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	4,000
927	Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	927
99	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	54
10,409	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	10,659
	RMAT,
6,229	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	6,265
4,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	4,117
613	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	600
	Santander Drive Auto Receivables Trust,
4,083	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,104
3,468	Series 2011-1, Class B, 2.350%, 11/16/15	3,480
804	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	804

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

938	Series 2012-1, Class A3, 1.490%, 10/15/15	939
2,092	Series 2012-2, Class A3, 1.220%, 12/15/15	2,094
2,271	Series 2012-3, Class A3, 1.080%, 04/15/16	2,274
328	Series 2012-5, Class A2, 0.570%, 12/15/15	328
3,659	Series 2012-5, Class A3, 0.830%, 12/15/16	3,665
1,649	Series 2012-6, Class A2, 0.470%, 09/15/15	1,649
3,887	Series 2012-6, Class A3, 0.620%, 07/15/16	3,889
2,161	Series 2013-1, Class A2, 0.480%, 02/16/16	2,161
2,593	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	2,625
777	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.563%, 01/25/36	490
	SNAAC Auto Receivables Trust,
256	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	256
2,475	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	2,474
25,435	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	25,677
	Springleaf Funding Trust,
55,153	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	55,413
4,484	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,551
8,480	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	8,581
	Stanwich Mortgage Loan Co. LLC,
8,127	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	8,149
10,551	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	10,551
19,259	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	19,438
20,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.336%, 02/25/15	20,000
33	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.560%, 06/25/35	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,380	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	1,456
741	Series 2002-AL1, Class A2, 3.450%, 02/25/32	738
1,980	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,954
3,248	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	3,347
2,598	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	2,682
2,852	Toyota Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.560%, 05/15/15	2,860
22,321	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.554%, 10/15/15 (e)	22,603
580	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	580
	USAA Auto Owner Trust,
138	Series 2012-1, Class A2, 0.380%, 06/15/15	138
3,847	Series 2014-1, Class A2, 0.380%, 10/17/16	3,847
	Vericrest Opportunity Loan Transferee LLC,
23,948	Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	23,930
23,948	Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	23,930
8,057	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	8,075
13,275	VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	13,263
5,570	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	5,609
10,963	VOLT RLF XII Trust, Series 2013-RLF1, Class A1, SUB, 4.213%, 04/25/52 (e)	11,001
18,260	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	18,328
	VOLT XX LLC,
29,934	Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	30,028
6,797	Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	6,576
24,785	VOLT XXI LLC, Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	24,862

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Westgate Resorts LLC,
10,459		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	10,552
10,208		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	10,266
6,611		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	6,626
		World Omni Auto Receivables Trust,
2,910		Series 2013-B, Class A3, 0.830%, 08/15/18	2,916
1,398		Series 2013-B, Class A4, 1.320%, 01/15/20	1,397
1,995		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	1,999

		Total Asset-Backed Securities (Cost $1,376,166)	1,386,952

Collateralized Mortgage Obligations — 26.2%
		Agency CMO — 18.6%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
291		Series 8, Class ZA, 7.000%, 03/25/23	327
182		Series 24, Class ZE, 6.250%, 11/25/23	202
1,330		Series 29, Class L, 7.500%, 04/25/24	1,523
		Federal Home Loan Mortgage Corp. Reference REMIC,
10,567		Series R006, Class ZA, 6.000%, 04/15/36	11,591
14,547		Series R007, Class ZA, 6.000%, 05/15/36	16,115
		Federal Home Loan Mortgage Corp. REMIC,
23		Series 11, Class D, 9.500%, 07/15/19	24
13		Series 22, Class C, 9.500%, 04/15/20	14
20		Series 23, Class F, 9.600%, 04/15/20	23
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
6		Series 46, Class B, 7.800%, 09/15/20	7
3		Series 47, Class F, 10.000%, 06/15/20	4
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
11		Series 99, Class Z, 9.500%, 01/15/21	13
38		Series 114, Class H, 6.950%, 01/15/21	42
—	(h)	Series 204, Class E, HB, IF, 1,857.715%, 05/15/23	7
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
8		Series 1065, Class J, 9.000%, 04/15/21	10
4		Series 1079, Class S, HB, IF, 33.475%, 05/15/21	6
8		Series 1084, Class F, VAR, 1.104%, 05/15/21	8

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
6		Series 1084, Class S, HB, IF, 44.530%, 05/15/21	10
11		Series 1116, Class I, 5.500%, 08/15/21	11
48		Series 1144, Class KB, 8.500%, 09/15/21	55
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,180.839%, 01/15/22	10
25		Series 1206, Class IA, 7.000%, 03/15/22	28
32		Series 1250, Class J, 7.000%, 05/15/22	37
84		Series 1343, Class LA, 8.000%, 08/15/22	99
34		Series 1343, Class LB, 7.500%, 08/15/22	40
57		Series 1370, Class JA, VAR, 1.304%, 09/15/22	58
58		Series 1455, Class WB, IF, 4.598%, 12/15/22	61
509		Series 1466, Class PZ, 7.500%, 02/15/23	577
8		Series 1470, Class F, VAR, 1.784%, 02/15/23	8
90		Series 1491, Class I, 7.500%, 04/15/23	103
293		Series 1498, Class I, VAR, 1.304%, 04/15/23	301
426		Series 1502, Class PX, 7.000%, 04/15/23	476
52		Series 1505, Class Q, 7.000%, 05/15/23	57
213		Series 1518, Class G, IF, 8.804%, 05/15/23	242
39		Series 1541, Class M, HB, IF, 24.394%, 07/15/23	66
187		Series 1541, Class O, VAR, 1.980%, 07/15/23	195
11		Series 1570, Class F, VAR, 2.284%, 08/15/23	12
403		Series 1573, Class PZ, 7.000%, 09/15/23	456
236		Series 1591, Class PV, 6.250%, 10/15/23	261
46		Series 1602, Class SA, HB, IF, 22.248%, 10/15/23	79
1,293		Series 1608, Class L, 6.500%, 09/15/23	1,428
182		Series 1609, Class LG, IF, 16.999%, 11/15/23	200
500		Series 1642, Class PJ, 6.000%, 11/15/23	562
200		Series 1658, Class GZ, 7.000%, 01/15/24	229
14		Series 1671, Class L, 7.000%, 02/15/24	16
19		Series 1671, Class QC, IF, 10.000%, 02/15/24	23
20		Series 1686, Class SH, IF, 18.890%, 02/15/24	29
171		Series 1695, Class EB, 7.000%, 03/15/24	195

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
34	Series 1699, Class FC, VAR, 0.755%, 03/15/24	34
233	Series 1700, Class GA, PO, 02/15/24	210
932	Series 1706, Class K, 7.000%, 03/15/24	1,058
16	Series 1709, Class FA, VAR, 1.970%, 03/15/24	17
635	Series 1720, Class PL, 7.500%, 04/15/24	733
594	Series 1737, Class L, 6.000%, 06/15/24	667
94	Series 1745, Class D, 7.500%, 08/15/24	108
481	Series 1798, Class F, 5.000%, 05/15/23	520
13	Series 1807, Class G, 9.000%, 10/15/20	14
100	Series 1829, Class ZB, 6.500%, 03/15/26	112
647	Series 1863, Class Z, 6.500%, 07/15/26	719
52	Series 1865, Class D, PO, 02/15/24	40
77	Series 1890, Class H, 7.500%, 09/15/26	90
191	Series 1899, Class ZE, 8.000%, 09/15/26	222
507	Series 1927, Class PH, 7.500%, 01/15/27	586
410	Series 1927, Class ZA, 6.500%, 01/15/27	458
12	Series 1935, Class FL, VAR, 0.854%, 02/15/27	13
160	Series 1963, Class Z, 7.500%, 01/15/27	186
25	Series 1970, Class PG, 7.250%, 07/15/27	28
433	Series 1981, Class Z, 6.000%, 05/15/27	487
266	Series 1983, Class Z, 6.500%, 12/15/23	298
175	Series 1987, Class PE, 7.500%, 09/15/27	196
271	Series 2019, Class Z, 6.500%, 12/15/27	309
971	Series 2033, Class J, 5.600%, 06/15/23	1,050
112	Series 2033, Class SN, HB, IF, 27.910%, 03/15/24	64
303	Series 2038, Class PN, IO, 7.000%, 03/15/28	72
860	Series 2040, Class PE, 7.500%, 03/15/28	996
358	Series 2054, Class PV, 7.500%, 05/15/28	415
80	Series 2056, Class TD, 6.500%, 05/15/18	86
468	Series 2063, Class PG, 6.500%, 06/15/28	527
78	Series 2064, Class TE, 7.000%, 06/15/28	89
239	Series 2070, Class C, 6.000%, 07/15/28	255
966	Series 2075, Class PH, 6.500%, 08/15/28	1,092
1,034	Series 2075, Class PM, 6.250%, 08/15/28	1,167
202	Series 2086, Class GB, 6.000%, 09/15/28	219
376	Series 2089, Class PJ, IO, 7.000%, 10/15/28	74
879	Series 2095, Class PE, 6.000%, 11/15/28	980
1,538	Series 2106, Class ZD, 6.000%, 12/15/28	1,742
2,308	Series 2110, Class PG, 6.000%, 01/15/29	2,582

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
487		Series 2125, Class JZ, 6.000%, 02/15/29	538
2,296		Series 2126, Class CB, 6.250%, 02/15/29	2,549
64		Series 2132, Class SB, HB, IF, 29.863%, 03/15/29	115
38		Series 2134, Class PI, IO, 6.500%, 03/15/19	5
—	(h)	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
39		Series 2141, Class IO, IO, 7.000%, 04/15/29	9
140		Series 2163, Class PC, IO, 7.500%, 06/15/29	27
2,025		Series 2169, Class TB, 7.000%, 06/15/29	2,341
812		Series 2172, Class QC, 7.000%, 07/15/29	923
470		Series 2176, Class OJ, 7.000%, 08/15/29	538
3		Series 2196, Class TL, 7.500%, 11/15/29	3
416		Series 2201, Class C, 8.000%, 11/15/29	489
1,047		Series 2208, Class PG, 7.000%, 01/15/30	1,192
240		Series 2209, Class TC, 8.000%, 01/15/30	291
760		Series 2210, Class Z, 8.000%, 01/15/30	886
233		Series 2224, Class CB, 8.000%, 03/15/30	283
250		Series 2230, Class Z, 8.000%, 04/15/30	296
182		Series 2234, Class PZ, 7.500%, 05/15/30	211
152		Series 2247, Class Z, 7.500%, 08/15/30	178
419		Series 2256, Class MC, 7.250%, 09/15/30	485
679		Series 2259, Class ZM, 7.000%, 10/15/30	786
13		Series 2261, Class ZY, 7.500%, 10/15/30	15
52		Series 2262, Class Z, 7.500%, 10/15/30	61
721		Series 2271, Class PC, 7.250%, 12/15/30	835
847		Series 2283, Class K, 6.500%, 12/15/23	939
321		Series 2296, Class PD, 7.000%, 03/15/31	372
125		Series 2306, Class K, PO, 05/15/24	120
300		Series 2306, Class SE, IF, IO, 7.780%, 05/15/24	51
204		Series 2313, Class LA, 6.500%, 05/15/31	231
397		Series 2325, Class PM, 7.000%, 06/15/31	427
828		Series 2332, Class ZH, 7.000%, 07/15/31	953
107		Series 2333, Class HC, 6.000%, 07/15/31	105
4,305		Series 2344, Class ZD, 6.500%, 08/15/31	4,662
441		Series 2344, Class ZJ, 6.500%, 08/15/31	495
396		Series 2345, Class NE, 6.500%, 08/15/31	448
245		Series 2345, Class PQ, 6.500%, 08/15/16	257
125		Series 2347, Class VP, 6.500%, 03/15/20	125
478		Series 2351, Class PZ, 6.500%, 08/15/31	541
669		Series 2353, Class TD, 6.000%, 09/15/16	705
218		Series 2355, Class BP, 6.000%, 09/15/16	228

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
72	Series 2359, Class PM, 6.000%, 09/15/16	75
819	Series 2359, Class ZB, 8.500%, 06/15/31	986
326	Series 2360, Class PG, 6.000%, 09/15/16	342
57	Series 2363, Class PF, 6.000%, 09/15/16	59
173	Series 2366, Class MD, 6.000%, 10/15/16	181
401	Series 2367, Class ME, 6.500%, 10/15/31	427
400	Series 2388, Class FB, VAR, 0.755%, 01/15/29	406
475	Series 2391, Class QR, 5.500%, 12/15/16	496
153	Series 2394, Class MC, 6.000%, 12/15/16	160
448	Series 2399, Class OH, 6.500%, 01/15/32	485
779	Series 2399, Class TH, 6.500%, 01/15/32	842
869	Series 2410, Class NG, 6.500%, 02/15/32	946
526	Series 2410, Class OE, 6.375%, 02/15/32	570
961	Series 2410, Class QS, IF, 19.098%, 02/15/32	1,467
350	Series 2410, Class QX, IF, IO, 8.495%, 02/15/32	94
941	Series 2412, Class SP, IF, 15.791%, 02/15/32	1,234
2,290	Series 2418, Class FO, VAR, 1.054%, 02/15/32	2,342
849	Series 2420, Class XK, 6.500%, 02/15/32	916
643	Series 2423, Class MC, 7.000%, 03/15/32	745
858	Series 2423, Class MT, 7.000%, 03/15/32	989
933	Series 2423, Class TB, 6.500%, 03/15/32	1,057
160	Series 2425, Class OB, 6.000%, 03/15/17	170
1,199	Series 2430, Class WF, 6.500%, 03/15/32	1,360
1,563	Series 2434, Class TC, 7.000%, 04/15/32	1,759
2,879	Series 2434, Class ZA, 6.500%, 04/15/32	3,243
1,612	Series 2435, Class CJ, 6.500%, 04/15/32	1,768
594	Series 2436, Class MC, 7.000%, 04/15/32	675
288	Series 2441, Class GF, 6.500%, 04/15/32	327
744	Series 2444, Class ES, IF, IO, 7.796%, 03/15/32	148
662	Series 2450, Class GZ, 7.000%, 05/15/32	763
485	Series 2450, Class SW, IF, IO, 7.846%, 03/15/32	115
1,082	Series 2455, Class GK, 6.500%, 05/15/32	1,226
89	Series 2458, Class QE, 5.500%, 06/15/17	93
854	Series 2458, Class ZM, 6.500%, 06/15/32	966
509	Series 2463, Class CE, 6.000%, 06/15/17	534
628	Series 2466, Class DH, 6.500%, 06/15/32	711
1,242	Series 2466, Class PH, 6.500%, 06/15/32	1,355
851	Series 2474, Class NR, 6.500%, 07/15/32	965

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,916	Series 2475, Class S, IF, IO, 7.846%, 02/15/32	390
1,339	Series 2484, Class LZ, 6.500%, 07/15/32	1,503
80	Series 2488, Class WS, IF, 16.380%, 08/15/17	94
1,775	Series 2500, Class MC, 6.000%, 09/15/32	1,965
209	Series 2508, Class AQ, 5.500%, 10/15/17	223
1,814	Series 2512, Class PG, 5.500%, 10/15/22	2,004
161	Series 2515, Class MG, 4.000%, 09/15/17	163
621	Series 2535, Class BK, 5.500%, 12/15/22	688
997	Series 2537, Class TE, 5.500%, 12/15/17	1,062
511	Series 2543, Class LX, 5.000%, 12/15/17	540
2,491	Series 2543, Class YX, 6.000%, 12/15/32	2,785
1,397	Series 2544, Class HC, 6.000%, 12/15/32	1,563
696	Series 2549, Class ZG, 5.000%, 01/15/18	727
1,533	Series 2552, Class ME, 6.000%, 01/15/33	1,715
1,263	Series 2567, Class QD, 6.000%, 02/15/33	1,397
1,193	Series 2571, Class FY, VAR, 0.904%, 12/15/32	1,219
167	Series 2571, Class SK, HB, IF, 33.834%, 09/15/23	304
704	Series 2571, Class SY, IF, 18.229%, 12/15/32	1,027
5,903	Series 2575, Class ME, 6.000%, 02/15/33	6,600
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,444
632	Series 2586, Class WI, IO, 6.500%, 03/15/33	143
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,416
1,031	Series 2596, Class QG, 6.000%, 03/15/33	1,143
446	Series 2611, Class UH, 4.500%, 05/15/18	470
673	Series 2626, Class NS, IF, IO, 6.396%, 06/15/23	59
359	Series 2629, Class BY, IO, 4.500%, 03/15/18	11
2,181	Series 2631, Class SA, IF, 14.567%, 06/15/33	2,789
3,722	Series 2636, Class Z, 4.500%, 06/15/18	3,927
580	Series 2637, Class SA, IF, IO, 5.946%, 06/15/18	46
116	Series 2638, Class DS, IF, 8.446%, 07/15/23	131
4	Series 2642, Class SL, IF, 6.721%, 07/15/33	4
253	Series 2650, Class PO, PO, 12/15/32	250
1,353	Series 2650, Class SO, PO, 12/15/32	1,310
3,450	Series 2651, Class VZ, 4.500%, 07/15/18	3,644
7,756	Series 2653, Class PZ, 5.000%, 07/15/33	8,710

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
749	Series 2655, Class EO, PO, 02/15/33	742
676	Series 2671, Class S, IF, 14.475%, 09/15/33	866
3,649	Series 2684, Class PO, PO, 01/15/33	3,570
531	Series 2692, Class SC, IF, 12.978%, 07/15/33	621
47	Series 2696, Class CO, PO, 10/15/18	45
4,484	Series 2709, Class PG, 5.000%, 11/15/23	4,978
1,584	Series 2710, Class HB, 5.500%, 11/15/23	1,752
527	Series 2715, Class OG, 5.000%, 01/15/23	538
676	Series 2720, Class PC, 5.000%, 12/15/23	733
4,484	Series 2722, Class PF, VAR, 0.755%, 12/15/33	4,543
9,421	Series 2733, Class SB, IF, 7.871%, 10/15/33	10,014
760	Series 2744, Class PE, 5.500%, 02/15/34	812
1,602	Series 2744, Class TU, 5.500%, 05/15/32	1,689
923	Series 2748, Class KO, PO, 10/15/23	904
57	Series 2755, Class SA, IF, 13.891%, 05/15/30	58
1,445	Series 2758, Class AO, PO, 03/15/19	1,420
476	Series 2777, Class KO, PO, 02/15/33	475
58	Series 2780, Class JG, 4.500%, 04/15/19	60
366	Series 2780, Class SY, IF, 16.160%, 11/15/33	477
5,087	Series 2802, Class OH, 6.000%, 05/15/34	5,659
661	Series 2835, Class BO, PO, 12/15/28	658
183	Series 2835, Class QO, PO, 12/15/32	165
73	Series 2840, Class JO, PO, 06/15/23	72
1,883	Series 2903, Class Z, 5.000%, 12/15/24	2,042
1,028	Series 2929, Class MS, HB, IF, 27.480%, 02/15/35	1,599
5,550	Series 2934, Class EC, PO, 02/15/20	5,398
49	Series 2934, Class EN, PO, 02/15/18	49
1,653	Series 2934, Class HI, IO, 5.000%, 02/15/20	163
1,075	Series 2934, Class KI, IO, 5.000%, 02/15/20	103
548	Series 2945, Class SA, IF, 12.016%, 03/15/20	635
504	Series 2967, Class S, HB, IF, 32.975%, 04/15/25	847
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,517
2,524	Series 2968, Class MD, 5.500%, 12/15/33	2,674
1,655	Series 2981, Class FA, VAR, 0.555%, 05/15/35	1,661

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,626	Series 2988, Class AF, VAR, 0.455%, 06/15/35	1,621
100	Series 2989, Class PO, PO, 06/15/23	99
913	Series 2990, Class GO, PO, 02/15/35	748
3,119	Series 2990, Class LK, VAR, 0.524%, 10/15/34	3,118
2,069	Series 2990, Class SL, HB, IF, 23.927%, 06/15/34	3,053
470	Series 2990, Class WP, IF, 16.629%, 06/15/35	551
4,484	Series 2992, Class LB, 5.000%, 06/15/20	4,887
64	Series 3007, Class AI, IO, 5.500%, 07/15/24	1
95	Series 3014, Class OD, PO, 08/15/35	72
322	Series 3022, Class SX, IF, 16.489%, 08/15/25	398
941	Series 3029, Class SO, PO, 09/15/35	867
205	Series 3047, Class OB, 5.500%, 12/15/33	207
7,707	Series 3049, Class XF, VAR, 0.505%, 05/15/33	7,703
564	Series 3051, Class DP, HB, IF, 27.348%, 10/15/25	879
991	Series 3064, Class SG, IF, 19.485%, 11/15/35	1,409
3,824	Series 3065, Class DF, VAR, 0.534%, 04/15/35	3,829
177	Series 3068, Class AO, PO, 01/15/35	176
1,769	Series 3077, Class TO, PO, 04/15/35	1,675
1,991	Series 3085, Class WF, VAR, 0.954%, 08/15/35	2,025
4,243	Series 3101, Class UZ, 6.000%, 01/15/36	4,716
373	Series 3102, Class HS, HB, IF, 24.000%, 01/15/36	572
3,892	Series 3117, Class AO, PO, 02/15/36	3,728
792	Series 3117, Class EO, PO, 02/15/36	723
1,253	Series 3117, Class OG, PO, 02/15/36	1,188
681	Series 3117, Class OK, PO, 02/15/36	619
2,399	Series 3122, Class OH, PO, 03/15/36	2,298
2,235	Series 3122, Class OP, PO, 03/15/36	2,145
16	Series 3122, Class ZB, 6.000%, 03/15/36	16
240	Series 3134, Class PO, PO, 03/15/36	221
2,386	Series 3137, Class XP, 6.000%, 04/15/36	2,652
1,257	Series 3138, Class PO, PO, 04/15/36	1,184
4,540	Series 3147, Class PO, PO, 04/15/36	4,331
126	Series 3149, Class SO, PO, 05/15/36	100
855	Series 3151, Class PO, PO, 05/15/36	802
1,625	Series 3153, Class EO, PO, 05/15/36	1,481

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
560	Series 3164, Class MG, 6.000%, 06/15/36	619
3,689	Series 3171, Class MO, PO, 06/15/36	3,482
648	Series 3174, Class PX, 5.000%, 06/15/17	672
817	Series 3179, Class OA, PO, 07/15/36	766
3,681	Series 3181, Class AZ, 6.500%, 07/15/36	4,257
832	Series 3184, Class OA, PO, 02/15/33	831
1,974	Series 3189, Class PC, 6.000%, 08/15/35	2,050
419	Series 3194, Class SA, IF, IO, 6.946%, 07/15/36	83
2,743	Series 3195, Class PD, 6.500%, 07/15/36	3,113
5,722	Series 3200, Class AY, 5.500%, 08/15/36	6,185
1,119	Series 3200, Class PO, PO, 08/15/36	1,057
15,014	Series 3202, Class HI, IF, IO, 6.496%, 08/15/36	2,679
705	Series 3213, Class OA, PO, 09/15/36	661
468	Series 3218, Class AO, PO, 09/15/36	438
3,941	Series 3218, Class BE, 6.000%, 09/15/35	4,107
2,663	Series 3219, Class DI, IO, 6.000%, 04/15/36	476
1,314	Series 3225, Class EO, PO, 10/15/36	1,197
1,454	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	238
375	Series 3233, Class OP, PO, 05/15/36	339
5,699	Series 3253, Class PO, PO, 12/15/21	5,611
630	Series 3256, Class PO, PO, 12/15/36	557
982	Series 3260, Class CS, IF, IO, 5.986%, 01/15/37	150
551	Series 3261, Class OA, PO, 01/15/37	470
2,996	Series 3274, Class B, 6.000%, 02/15/37	3,251
371	Series 3274, Class JO, PO, 02/15/37	341
1,611	Series 3275, Class FL, VAR, 0.595%, 02/15/37	1,615
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,494
771	Series 3286, Class PO, PO, 03/15/37	699
1,781	Series 3290, Class SB, IF, IO, 6.296%, 03/15/37	262
2,043	Series 3302, Class UT, 6.000%, 04/15/37	2,256
1,343	Series 3305, Class MG, IF, 2.374%, 07/15/34	1,317
5,677	Series 3315, Class HZ, 6.000%, 05/15/37	6,313
1,344	Series 3316, Class PO, PO, 05/15/37	1,255
90	Series 3318, Class AO, PO, 05/15/37	82
464	Series 3326, Class JO, PO, 06/15/37	439
4,472	Series 3329, Class JD, 6.000%, 06/15/36	4,749
736	Series 3331, Class PO, PO, 06/15/37	640

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,409	Series 3344, Class SL, IF, IO, 6.446%, 07/15/37	226
833	Series 3365, Class PO, PO, 09/15/37	779
525	Series 3371, Class FA, VAR, 0.755%, 09/15/37	527
759	Series 3373, Class TO, PO, 04/15/37	717
4,894	Series 3383, Class SA, IF, IO, 6.296%, 11/15/37	701
8,253	Series 3387, Class SA, IF, IO, 6.266%, 11/15/37	1,164
389	Series 3389, Class DQ, 5.750%, 10/15/35	403
2,391	Series 3393, Class JO, PO, 09/15/32	1,835
1,387	Series 3398, Class PO, PO, 01/15/36	1,365
9,350	Series 3404, Class SC, IF, IO, 5.846%, 01/15/38	1,288
421	Series 3422, Class SE, IF, 17.064%, 02/15/38	517
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,575
3,266	Series 3424, Class PI, IF, IO, 6.645%, 04/15/38	427
270	Series 3443, Class SY, IF, 9.000%, 03/15/37	324
4,440	Series 3453, Class B, 5.500%, 05/15/38	4,870
3,291	Series 3455, Class SE, IF, IO, 6.046%, 06/15/38	461
776	Series 3461, Class LZ, 6.000%, 06/15/38	860
7,554	Series 3461, Class Z, 6.000%, 06/15/38	8,690
6,713	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	825
6,726	Series 3493, Class LA, 4.000%, 10/15/23	7,218
5,444	Series 3501, Class CB, 5.500%, 01/15/39	5,979
3,684	Series 3505, Class SA, IF, IO, 5.846%, 01/15/39	549
1,422	Series 3510, Class OD, PO, 02/15/37	1,331
3,567	Series 3511, Class SA, IF, IO, 5.846%, 02/15/39	537
369	Series 3515, Class PI, IO, 5.500%, 07/15/37	20
852	Series 3523, Class SD, IF, 19.238%, 06/15/36	1,146
4,026	Series 3531, Class SA, IF, IO, 6.145%, 05/15/39	602
2,780	Series 3531, Class SM, IF, IO, 5.946%, 05/15/39	409
1,870	Series 3546, Class A, VAR, 2.100%, 02/15/39	1,912
2,931	Series 3549, Class FA, VAR, 1.355%, 07/15/39	2,984

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,552	Series 3607, Class AO, PO, 04/15/36	2,344
4,676	Series 3607, Class BO, PO, 04/15/36	4,295
997	Series 3607, Class EO, PO, 02/15/33	987
4,138	Series 3607, Class OP, PO, 07/15/37	3,822
6,077	Series 3607, Class PO, PO, 05/15/37	5,364
2,818	Series 3607, Class TO, PO, 10/15/39	2,635
4,958	Series 3608, Class SC, IF, IO, 6.095%, 12/15/39	748
3,739	Series 3611, Class PO, PO, 07/15/34	3,233
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,889
3,169	Series 3621, Class BO, PO, 01/15/40	2,938
4,125	Series 3632, Class BS, IF, 16.985%, 02/15/40	6,095
2,042	Series 3645, Class KZ, 5.500%, 08/15/36	2,228
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,559
3,622	Series 3654, Class VB, 5.500%, 10/15/27	3,839
3,028	Series 3659, Class VE, 5.000%, 03/15/26	3,331
5,002	Series 3666, Class VA, 5.500%, 12/15/22	5,099
16,212	Series 3680, Class MA, 4.500%, 07/15/39	17,639
6,278	Series 3684, Class CY, 4.500%, 06/15/25	6,796
11,185	Series 3687, Class MA, 4.500%, 02/15/37	11,941
3,705	Series 3688, Class CU, VAR, 6.732%, 11/15/21	3,975
19,891	Series 3688, Class GT, VAR, 7.191%, 11/15/46	24,074
50,197	Series 3704, Class CT, 7.000%, 12/15/36	60,400
20,502	Series 3704, Class DT, 7.500%, 11/15/36	23,696
19,399	Series 3704, Class ET, 7.500%, 12/15/36	23,708
10,276	Series 3710, Class FL, VAR, 0.655%, 05/15/36	10,336
15,469	Series 3740, Class SB, IF, IO, 5.846%, 10/15/40	2,832
14,252	Series 3740, Class SC, IF, IO, 5.846%, 10/15/40	2,438
27,847	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,455
5,678	Series 3756, Class IP, IO, 4.000%, 08/15/35	169
20,230	Series 3759, Class HI, IO, 4.000%, 08/15/37	2,099
13,601	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,566
10,107	Series 3760, Class NI, IO, 4.000%, 10/15/37	909
11,134	Series 3779, Class IH, IO, 4.000%, 11/15/34	1,111
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,133

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,809	Series 3795, Class EI, IO, 5.000%, 10/15/39	1,526
1,685	Series 3798, Class BF, VAR, 0.455%, 06/15/24	1,690
5,562	Series 3800, Class AI, IO, 4.000%, 11/15/29	653
31,693	Series 3802, Class LS, IF, IO, 2.079%, 01/15/40	2,159
22,932	Series 3819, Class ZQ, 6.000%, 04/15/36	25,630
7,230	Series 3852, Class QN, IF, 5.500%, 05/15/41	7,674
17,534	Series 3852, Class TP, IF, 5.500%, 05/15/41	18,983
8,457	Series 3860, Class PZ, 5.000%, 05/15/41	9,127
3,367	Series 3895, Class WA, VAR, 5.720%, 10/15/38	3,704
8,195	Series 3920, Class LP, 5.000%, 01/15/34	8,926
18,646	Series 3957, Class B, 4.000%, 11/15/41	19,395
4,960	Series 3966, Class BF, VAR, 0.655%, 10/15/40	4,978
7,783	Series 3966, Class NA, 4.000%, 12/15/41	8,101
14,947	Series 3998, Class GF, VAR, 0.605%, 05/15/36	14,999
15,216	Series 4012, Class FN, VAR, 0.655%, 03/15/42	15,268
17,968	Series 4048, Class FB, VAR, 0.555%, 10/15/41	18,012
29,392	Series 4048, Class FJ, VAR, 0.565%, 07/15/37	29,204
4,703	Series 4073, Class MF, VAR, 0.605%, 08/15/39	4,724
7,987	Series 4077, Class FB, VAR, 0.655%, 07/15/42	8,007
13,881	Series 4087, Class FA, VAR, 0.605%, 05/15/39	13,891
9,807	Series 4095, Class FB, VAR, 0.555%, 04/15/39	9,776
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,580
10,381	Series 4219, Class JA, 3.500%, 08/15/39	10,797
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,023
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,840	Series 197, Class PO, PO, 04/01/28	1,687
4,298	Series 233, Class 11, IO, 5.000%, 09/15/35	796
3,563	Series 233, Class 12, IO, 5.000%, 09/15/35	642

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
6,773	Series 233, Class 13, IO, 5.000%, 09/15/35	1,218
15,096	Series 239, Class S30, IF, IO, 7.545%, 08/15/36	2,705
2,180	Series 243, Class 16, IO, 4.500%, 11/15/20	170
1,401	Series 243, Class 17, IO, 4.500%, 12/15/20	112
96,951	Series 262, Class 35, 3.500%, 07/15/42	97,937
38,630	Series 264, Class F1, VAR, 0.705%, 07/15/42	38,705
35,378	Series 267, Class F5, VAR, 0.655%, 08/15/42	35,389
15,916	Series 270, Class F1, VAR, 0.655%, 08/15/42	15,877
10,865	Series 274, Class F1, VAR, 0.655%, 08/15/42	10,849
27,994	Series 279, Class F6, VAR, 0.605%, 09/15/42	27,709
13,645	Series 281, Class F1, VAR, 0.655%, 10/15/42	13,614
8,426	Series 299, Class 300, 3.000%, 01/15/43	8,414
13,644	Series 310, Class PO, PO, 09/15/43	10,065
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
917	Series T-41, Class 3A, VAR, 6.562%, 07/25/32	1,072
3,814	Series T-42, Class A5, 7.500%, 02/25/42	4,485
2,706	Series T-48, Class 1A, VAR, 5.830%, 07/25/33	3,100
578	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	695
3,540	Series T-54, Class 2A, 6.500%, 02/25/43	4,191
1,223	Series T-54, Class 3A, 7.000%, 02/25/43	1,423
8,471	Series T-56, Class A5, 5.231%, 05/25/43	9,201
914	Series T-57, Class 1A3, 7.500%, 07/25/43	1,097
355	Series T-57, Class 1AP, PO, 07/25/43	305
4,875	Series T-58, Class 4A, 7.500%, 09/25/43	5,788
434	Series T-58, Class APO, PO, 09/25/43	355
4,723	Series T-59, Class 1A2, 7.000%, 10/25/43	5,398
472	Series T-59, Class 1AP, PO, 10/25/43	405
9,248	Series T-62, Class 1A1, VAR, 1.331%, 10/25/44	9,433
23,085	Series T-76, Class 2A, VAR, 3.115%, 10/25/37	22,719
	Federal National Mortgage Association - ACES,
19,281	Series 2010-M1, Class A2, 4.450%, 09/25/19	21,360

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,174	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,907
6,028	Series 2010-M7, Class A2, 3.655%, 11/25/20	6,437
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,525
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,269
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	55,612
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	30,723
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,185
19,028	Series 2012-M11, Class FA, VAR, 0.688%, 08/25/19	19,052
6,794	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	6,820
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,393
4,118	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,941
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,054
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,009
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	17,199
	Federal National Mortgage Association Grantor Trust,
1,555	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,739
1,780	Series 2001-T10, Class A2, 7.500%, 12/25/41	2,068
1,967	Series 2001-T3, Class A1, 7.500%, 11/25/40	2,313
2,090	Series 2002-T16, Class A2, 7.000%, 07/25/42	2,418
613	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	703
4,355	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	5,104
2,711	Series 2004-T2, Class 2A, VAR, 3.350%, 07/25/43	2,815
6,134	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	6,946
2,332	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,655

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
597		Series 2004-T3, Class PT1, VAR, 9.006%, 01/25/44	699
		Federal National Mortgage Association REMIC,
10		Series 1988-7, Class Z, 9.250%, 04/25/18	11
38		Series 1989-70, Class G, 8.000%, 10/25/19	42
16		Series 1989-78, Class H, 9.400%, 11/25/19	18
21		Series 1989-83, Class H, 8.500%, 11/25/19	24
17		Series 1989-89, Class H, 9.000%, 11/25/19	19
10		Series 1990-1, Class D, 8.800%, 01/25/20	12
4		Series 1990-7, Class B, 8.500%, 01/25/20	5
5		Series 1990-60, Class K, 5.500%, 06/25/20	5
9		Series 1990-63, Class H, 9.500%, 06/25/20	10
6		Series 1990-93, Class G, 5.500%, 08/25/20	6
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
50		Series 1990-102, Class J, 6.500%, 08/25/20	54
34		Series 1990-120, Class H, 9.000%, 10/25/20	39
5		Series 1990-134, Class SC, HB, IF, 21.367%, 11/25/20	8
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
11		Series 1991-24, Class Z, 5.000%, 03/25/21	11
9		Series 1991-42, Class S, IF, 17.403%, 05/25/21	12
2		Series 1992-101, Class J, 7.500%, 06/25/22	2
316		Series 1992-117, Class MA, 8.000%, 07/25/22	360
59		Series 1992-136, Class PK, 6.000%, 08/25/22	64
52		Series 1992-143, Class MA, 5.500%, 09/25/22	56
393		Series 1992-150, Class M, 8.000%, 09/25/22	448

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
137	Series 1992-163, Class M, 7.750%, 09/25/22	156
193	Series 1992-188, Class PZ, 7.500%, 10/25/22	219
89	Series 1993-21, Class KA, 7.700%, 03/25/23	101
208	Series 1993-25, Class J, 7.500%, 03/25/23	236
35	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	51
523	Series 1993-37, Class PX, 7.000%, 03/25/23	592
191	Series 1993-54, Class Z, 7.000%, 04/25/23	216
2,105	Series 1993-56, Class PZ, 7.000%, 05/25/23	2,378
92	Series 1993-62, Class SA, IF, 18.704%, 04/25/23	133
997	Series 1993-99, Class Z, 7.000%, 07/25/23	1,112
50	Series 1993-122, Class M, 6.500%, 07/25/23	55
988	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	1,108
1,630	Series 1993-141, Class Z, 7.000%, 08/25/23	1,837
46	Series 1993-165, Class SD, IF, 13.194%, 09/25/23	58
57	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	66
82	Series 1993-178, Class PK, 6.500%, 09/25/23	91
39	Series 1993-179, Class SB, HB, IF, 26.320%, 10/25/23	62
26	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	31
1,390	Series 1993-183, Class KA, 6.500%, 10/25/23	1,539
593	Series 1993-189, Class PL, 6.500%, 10/25/23	673
67	Series 1993-199, Class FA, VAR, 0.705%, 10/25/23	67
75	Series 1993-205, Class H, PO, 09/25/23	65
117	Series 1993-225, Class UB, 6.500%, 12/25/23	133
34	Series 1993-230, Class FA, VAR, 0.755%, 12/25/23	35
109	Series 1993-247, Class FE, VAR, 1.156%, 12/25/23	111

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
132	Series 1993-247, Class SA, HB, IF, 27.539%, 12/25/23	217
50	Series 1993-247, Class SU, IF, 12.166%, 12/25/23	65
246	Series 1993-250, Class Z, 7.000%, 12/25/23	253
9	Series 1994-9, Class E, PO, 11/25/23	8
422	Series 1994-37, Class L, 6.500%, 03/25/24	469
2,091	Series 1994-40, Class Z, 6.500%, 03/25/24	2,314
3,462	Series 1994-62, Class PK, 7.000%, 04/25/24	3,931
1,530	Series 1994-63, Class PK, 7.000%, 04/25/24	1,738
78	Series 1995-2, Class Z, 8.500%, 01/25/25	92
334	Series 1995-19, Class Z, 6.500%, 11/25/23	386
780	Series 1996-14, Class SE, IF, IO, 7.930%, 08/25/23	148
25	Series 1996-27, Class FC, VAR, 0.655%, 03/25/17	25
729	Series 1996-48, Class Z, 7.000%, 11/25/26	824
74	Series 1996-59, Class J, 6.500%, 08/25/22	82
191	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	8
622	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	25
119	Series 1997-27, Class J, 7.500%, 04/18/27	133
176	Series 1997-29, Class J, 7.500%, 04/20/27	208
444	Series 1997-32, Class PG, 6.500%, 04/25/27	497
658	Series 1997-39, Class PD, 7.500%, 05/20/27	774
42	Series 1997-42, Class ZC, 6.500%, 07/18/27	46
807	Series 1997-61, Class ZC, 7.000%, 02/25/23	912
197	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	44
23	Series 1998-4, Class C, PO, 04/25/23	23
346	Series 1998-36, Class ZB, 6.000%, 07/18/28	379
151	Series 1998-43, Class SA, IF, IO, 17.003%, 04/25/23	48

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
282	Series 1998-66, Class SB, IF, IO, 7.994%, 12/25/28	57
148	Series 1999-17, Class C, 6.350%, 04/25/29	167
815	Series 1999-18, Class Z, 5.500%, 04/18/29	892
189	Series 1999-38, Class SK, IF, IO, 7.895%, 08/25/23	23
73	Series 1999-52, Class NS, HB, IF, 22.945%, 10/25/23	114
207	Series 1999-62, Class PB, 7.500%, 12/18/29	239
1,109	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,283
382	Series 2000-20, Class SA, IF, IO, 8.944%, 07/25/30	96
48	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	11
392	Series 2001-4, Class PC, 7.000%, 03/25/21	435
133	Series 2001-7, Class PF, 7.000%, 03/25/31	154
17	Series 2001-7, Class PR, 6.000%, 03/25/16	17
11	Series 2001-10, Class PR, 6.000%, 04/25/16	11
446	Series 2001-30, Class PM, 7.000%, 07/25/31	513
774	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	182
797	Series 2001-36, Class DE, 7.000%, 08/25/31	922
992	Series 2001-44, Class MY, 7.000%, 09/25/31	1,147
238	Series 2001-44, Class PD, 7.000%, 09/25/31	272
160	Series 2001-44, Class PU, 7.000%, 09/25/31	185
2,255	Series 2001-48, Class Z, 6.500%, 09/25/21	2,518
212	Series 2001-49, Class Z, 6.500%, 09/25/31	237
118	Series 2001-52, Class KB, 6.500%, 10/25/31	134
129	Series 2001-52, Class XN, 6.500%, 11/25/15	134
1,583	Series 2001-60, Class PX, 6.000%, 11/25/31	1,777

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
546	Series 2001-60, Class QS, HB, IF, 23.956%, 09/25/31	834
1,436	Series 2001-61, Class Z, 7.000%, 11/25/31	1,637
263	Series 2001-71, Class MB, 6.000%, 12/25/16	276
408	Series 2001-71, Class QE, 6.000%, 12/25/16	427
62	Series 2001-72, Class SX, IF, 17.104%, 12/25/31	86
1,461	Series 2001-74, Class MB, 6.000%, 12/25/16	1,534
62	Series 2001-81, Class LO, PO, 01/25/32	56
665	Series 2002-1, Class G, 7.000%, 07/25/23	757
316	Series 2002-1, Class HC, 6.500%, 02/25/22	349
248	Series 2002-1, Class SA, HB, IF, 24.682%, 02/25/32	420
109	Series 2002-1, Class UD, HB, IF, 23.956%, 12/25/23	175
388	Series 2002-2, Class UC, 6.000%, 02/25/17	408
923	Series 2002-3, Class OG, 6.000%, 02/25/17	966
2,159	Series 2002-5, Class PK, 6.000%, 02/25/22	2,397
166	Series 2002-7, Class OG, 6.000%, 03/25/17	174
472	Series 2002-7, Class TG, 6.000%, 03/25/17	493
1,478	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	78
23	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	28
3,660	Series 2002-15, Class ZA, 6.000%, 04/25/32	4,085
895	Series 2002-16, Class PG, 6.000%, 04/25/17	940
1	Series 2002-18, Class PC, 5.500%, 04/25/17	1
154	Series 2002-19, Class PE, 6.000%, 04/25/17	161
46	Series 2002-21, Class LO, PO, 04/25/32	41
673	Series 2002-21, Class PE, 6.500%, 04/25/32	737
681	Series 2002-24, Class AJ, 6.000%, 04/25/17	720
1,386	Series 2002-28, Class PK, 6.500%, 05/25/32	1,571

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
358	Series 2002-31, Class S, IF, 18.947%, 05/25/17	435
521	Series 2002-37, Class Z, 6.500%, 06/25/32	584
1,836	Series 2002-38, Class QE, 6.000%, 06/25/17	1,919
1,546	Series 2002-48, Class GH, 6.500%, 08/25/32	1,753
2,547	Series 2002-54, Class PG, 6.000%, 09/25/22	2,820
834	Series 2002-57, Class AE, 5.500%, 09/25/17	879
168	Series 2002-63, Class KC, 5.000%, 10/25/17	177
346	Series 2002-71, Class AP, 5.000%, 11/25/32	380
265	Series 2002-77, Class S, IF, 14.198%, 12/25/32	344
4,319	Series 2002-78, Class Z, 5.500%, 12/25/32	4,724
858	Series 2002-83, Class CS, 6.881%, 08/25/23	970
974	Series 2002-90, Class A1, 6.500%, 06/25/42	1,126
501	Series 2003-9, Class NZ, 6.500%, 02/25/33	555
744	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	122
4,449	Series 2003-17, Class EQ, 5.500%, 03/25/23	4,880
4,080	Series 2003-22, Class UD, 4.000%, 04/25/33	4,306
7,174	Series 2003-23, Class EQ, 5.500%, 04/25/23	7,946
533	Series 2003-32, Class KC, 5.000%, 05/25/18	563
2,425	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	538
1,074	Series 2003-34, Class AX, 6.000%, 05/25/33	1,199
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,300
574	Series 2003-34, Class GB, 6.000%, 03/25/33	645
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,230
179	Series 2003-35, Class EA, PO, 05/25/33	144
249	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	52

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,758	Series 2003-39, Class LW, 5.500%, 05/25/23	1,942
412	Series 2003-42, Class GB, 4.000%, 05/25/33	440
79	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	1
1,625	Series 2003-47, Class PE, 5.750%, 06/25/33	1,786
391	Series 2003-52, Class SX, HB, IF, 22.484%, 10/25/31	653
593	Series 2003-64, Class SX, IF, 13.354%, 07/25/33	658
1,213	Series 2003-71, Class DS, IF, 7.255%, 08/25/33	1,226
6,165	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	1,196
3,084	Series 2003-73, Class HC, 5.500%, 08/25/33	3,389
127	Series 2003-74, Class SH, IF, 9.890%, 08/25/33	136
740	Series 2003-76, Class SH, IF, 13.889%, 09/25/31	834
1,775	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	166
2,483	Series 2003-81, Class HC, 4.750%, 09/25/18	2,635
1,432	Series 2003-82, Class VB, 5.500%, 08/25/33	1,540
2,388	Series 2003-83, Class PG, 5.000%, 06/25/23	2,537
495	Series 2003-91, Class SD, IF, 12.241%, 09/25/33	607
18,252	Series 2003-105, Class AZ, 5.500%, 10/25/33	19,908
3,060	Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	604
937	Series 2003-130, Class CS, IF, 13.789%, 12/25/33	1,101
271	Series 2003-130, Class SX, IF, 11.287%, 01/25/34	323
425	Series 2003-131, Class SK, IF, 15.889%, 01/25/34	547
207	Series 2003-132, Class OA, PO, 08/25/33	199
2,081	Series 2004-4, Class QI, IF, IO, 6.945%, 06/25/33	286
1,548	Series 2004-4, Class QM, IF, 13.889%, 06/25/33	1,851
1,325	Series 2004-10, Class SC, HB, IF, 27.978%, 02/25/34	1,911

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,975	Series 2004-17, Class H, 5.500%, 04/25/34	4,388
559	Series 2004-21, Class AE, 4.000%, 04/25/19	588
1,970	Series 2004-25, Class SA, IF, 19.097%, 04/25/34	2,728
3,115	Series 2004-28, Class PF, VAR, 0.555%, 03/25/34	3,121
5,937	Series 2004-36, Class FA, VAR, 0.555%, 05/25/34	5,947
1,306	Series 2004-36, Class PC, 5.500%, 02/25/34	1,399
2,539	Series 2004-36, Class SA, IF, 19.097%, 05/25/34	3,479
693	Series 2004-36, Class SN, IF, 13.889%, 07/25/33	821
3,396	Series 2004-46, Class EP, PO, 03/25/34	3,227
557	Series 2004-46, Class QB, HB, IF, 23.378%, 05/25/34	829
460	Series 2004-46, Class SK, IF, 16.072%, 05/25/34	582
9,146	Series 2004-50, Class VZ, 5.500%, 07/25/34	10,019
430	Series 2004-51, Class SY, IF, 13.929%, 07/25/34	534
470	Series 2004-53, Class NC, 5.500%, 07/25/24	519
322	Series 2004-59, Class BG, PO, 12/25/32	290
6,566	Series 2004-61, Class FH, VAR, 0.956%, 11/25/32	6,704
159	Series 2004-61, Class SH, HB, IF, 23.366%, 11/25/32	243
429	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	488
4,005	Series 2004-65, Class EY, 5.500%, 08/25/24	4,402
416	Series 2004-74, Class SW, IF, 15.191%, 11/25/31	556
1,709	Series 2004-79, Class S, IF, 19.372%, 08/25/32	2,147
605	Series 2004-79, Class SP, IF, 19.372%, 11/25/34	813
648	Series 2004-81, Class AC, 4.000%, 11/25/19	681
6,580	Series 2004-81, Class JG, 5.000%, 11/25/24	7,274
3,759	Series 2004-87, Class F, VAR, 0.905%, 01/25/34	3,825

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
166	Series 2004-89, Class EA, IF, 12.940%, 01/25/34	181
9	Series 2004-92, Class JO, PO, 12/25/34	9
3,298	Series 2005-16, Class LE, 5.500%, 07/25/33	3,411
2,719	Series 2005-25, Class PF, VAR, 0.505%, 04/25/35	2,716
377	Series 2005-42, Class PS, IF, 16.611%, 05/25/35	466
91	Series 2005-52, Class PA, 6.500%, 06/25/35	97
1,997	Series 2005-56, Class S, IF, IO, 6.554%, 07/25/35	373
1,045	Series 2005-56, Class TP, IF, 17.683%, 08/25/33	1,414
523	Series 2005-57, Class CD, HB, IF, 24.542%, 01/25/35	739
117	Series 2005-57, Class DC, HB, IF, 21.270%, 12/25/34	147
897	Series 2005-59, Class SU, HB, IF, 24.723%, 06/25/35	1,379
683	Series 2005-66, Class SG, IF, 16.986%, 07/25/35	878
3,748	Series 2005-67, Class EY, 5.500%, 08/25/25	4,167
3,172	Series 2005-68, Class PG, 5.500%, 08/25/35	3,523
1,198	Series 2005-68, Class UC, 5.000%, 06/25/35	1,294
1,919	Series 2005-72, Class SB, IF, 16.486%, 08/25/35	2,387
998	Series 2005-73, Class PS, IF, 16.311%, 08/25/35	1,299
9,812	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,369
841	Series 2005-74, Class CP, HB, IF, 24.180%, 05/25/35	1,304
3,664	Series 2005-74, Class CS, IF, 19.592%, 05/25/35	5,080
2,519	Series 2005-74, Class SK, IF, 19.702%, 05/25/35	3,501
456	Series 2005-75, Class SV, HB, IF, 23.578%, 09/25/35	695
3,503	Series 2005-84, Class XM, 5.750%, 10/25/35	3,839
1,253	Series 2005-90, Class ES, IF, 16.486%, 10/25/35	1,543
592	Series 2005-90, Class PO, PO, 09/25/35	560

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,717	Series 2005-93, Class MF, VAR, 0.406%, 08/25/34	2,712
6,555	Series 2005-106, Class US, HB, IF, 23.996%, 11/25/35	10,266
772	Series 2005-109, Class PC, 6.000%, 12/25/35	857
11,440	Series 2005-110, Class GK, 5.500%, 08/25/34	12,091
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,665
411	Series 2005-116, Class PB, 6.000%, 04/25/34	433
2,520	Series 2005-121, Class DX, 5.500%, 01/25/26	2,796
6,955	Series 2006-8, Class JZ, 5.500%, 03/25/36	7,632
15,772	Series 2006-8, Class WN, IF, IO, 6.545%, 03/25/36	2,834
4,302	Series 2006-8, Class WQ, PO, 03/25/36	3,940
433	Series 2006-11, Class PS, HB, IF, 23.996%, 03/25/36	678
6,955	Series 2006-12, Class BZ, 5.500%, 03/25/36	7,584
556	Series 2006-15, Class OT, PO, 01/25/36	540
4,263	Series 2006-16, Class HZ, 5.500%, 03/25/36	4,694
516	Series 2006-16, Class OA, PO, 03/25/36	456
1,438	Series 2006-22, Class AO, PO, 04/25/36	1,295
2,001	Series 2006-23, Class FK, VAR, 0.406%, 04/25/36	1,994
902	Series 2006-23, Class KO, PO, 04/25/36	856
2,261	Series 2006-27, Class OH, PO, 04/25/36	2,120
504	Series 2006-33, Class LS, HB, IF, 29.450%, 05/25/36	890
1,869	Series 2006-35, Class GD, 6.000%, 12/25/34	1,898
1,378	Series 2006-39, Class WC, 5.500%, 01/25/36	1,519
687	Series 2006-42, Class CF, VAR, 0.605%, 06/25/36	690
1,512	Series 2006-43, Class DO, PO, 06/25/36	1,415
486	Series 2006-43, Class PO, PO, 06/25/36	448
4,950	Series 2006-44, Class FP, VAR, 0.555%, 06/25/36	4,960
956	Series 2006-44, Class GO, PO, 06/25/36	874
2,362	Series 2006-44, Class P, PO, 12/25/33	2,153
1,138	Series 2006-46, Class FW, VAR, 0.555%, 06/25/36	1,137

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
182	Series 2006-46, Class SW, HB, IF, 23.629%, 06/25/36	276
1,607	Series 2006-46, Class UC, 5.500%, 12/25/35	1,774
3,246	Series 2006-50, Class JO, PO, 06/25/36	2,996
3,988	Series 2006-50, Class PS, PO, 06/25/36	3,639
3,929	Series 2006-53, Class US, IF, IO, 6.424%, 06/25/36	655
8,328	Series 2006-56, Class FC, VAR, 0.445%, 07/25/36	8,330
2,961	Series 2006-56, Class PF, VAR, 0.505%, 07/25/36	2,967
350	Series 2006-58, Class AP, PO, 07/25/36	326
941	Series 2006-58, Class FL, VAR, 0.616%, 07/25/36	945
1,895	Series 2006-58, Class IG, IF, IO, 6.365%, 07/25/36	354
582	Series 2006-58, Class PO, PO, 07/25/36	531
1,107	Series 2006-59, Class QO, PO, 01/25/33	1,104
504	Series 2006-60, Class AK, HB, IF, 28.178%, 07/25/36	896
2,582	Series 2006-60, Class DO, PO, 04/25/35	2,518
452	Series 2006-62, Class PS, HB, IF, 38.967%, 07/25/36	865
6,986	Series 2006-63, Class ZH, 6.500%, 07/25/36	7,865
1,104	Series 2006-65, Class QO, PO, 07/25/36	1,009
14,176	Series 2006-71, Class ZL, 6.000%, 07/25/36	15,826
1,993	Series 2006-72, Class GO, PO, 08/25/36	1,792
493	Series 2006-72, Class TO, PO, 08/25/36	461
5,155	Series 2006-77, Class PC, 6.500%, 08/25/36	5,876
1,494	Series 2006-78, Class BZ, 6.500%, 08/25/36	1,642
3,522	Series 2006-79, Class DF, VAR, 0.505%, 08/25/36	3,523
834	Series 2006-79, Class DO, PO, 08/25/36	761
963	Series 2006-79, Class OP, PO, 08/25/36	855
1,013	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,141
1,002	Series 2006-86, Class OB, PO, 09/25/36	924
1,064	Series 2006-90, Class AO, PO, 09/25/36	1,015
516	Series 2006-94, Class GK, HB, IF, 32.473%, 10/25/26	888
706	Series 2006-95, Class SG, HB, IF, 25.578%, 10/25/36	1,093

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,098	Series 2006-102, Class MD, 6.000%, 01/25/35	1,118
267	Series 2006-109, Class PO, PO, 11/25/36	244
1,950	Series 2006-110, Class PO, PO, 11/25/36	1,791
700	Series 2006-111, Class EO, PO, 11/25/36	661
1,296	Series 2006-113, Class PO, PO, 07/25/36	1,239
243	Series 2006-115, Class ES, HB, IF, 25.938%, 12/25/36	388
859	Series 2006-115, Class OK, PO, 12/25/36	811
4,041	Series 2006-117, Class GS, IF, IO, 6.495%, 12/25/36	810
2,342	Series 2006-118, Class A1, VAR, 0.215%, 12/25/36	2,284
8,857	Series 2006-118, Class A2, VAR, 0.215%, 12/25/36	8,637
565	Series 2006-119, Class PO, PO, 12/25/36	515
1,166	Series 2006-128, Class BP, 5.500%, 01/25/37	1,293
810	Series 2006-128, Class PO, PO, 01/25/37	732
2,793	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	529
89	Series 2007-1, Class SD, HB, IF, 38.067%, 02/25/37	117
34	Series 2007-2, Class FA, VAR, 0.356%, 02/25/37	34
196	Series 2007-2, Class HF, VAR, 0.505%, 08/25/36	196
810	Series 2007-7, Class SG, IF, IO, 6.344%, 08/25/36	156
3,714	Series 2007-10, Class FD, VAR, 0.406%, 02/25/37	3,711
8,187	Series 2007-14, Class ES, IF, IO, 6.284%, 03/25/37	1,181
866	Series 2007-14, Class OP, PO, 03/25/37	784
1,955	Series 2007-14, Class QD, 5.500%, 11/25/35	2,023
859	Series 2007-15, Class NO, PO, 03/25/22	823
3,902	Series 2007-16, Class FC, VAR, 0.905%, 03/25/37	3,904
2,728	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,029
554	Series 2007-22, Class SC, IF, IO, 5.924%, 03/25/37	90
129	Series 2007-24, Class GW, 5.500%, 03/25/29	130
2,270	Series 2007-28, Class EO, PO, 04/25/37	2,043
1,776	Series 2007-29, Class SG, HB, IF, 22.148%, 04/25/37	2,606

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,644	Series 2007-35, Class SI, IF, IO, 5.945%, 04/25/37	689
773	Series 2007-42, Class AO, PO, 05/25/37	737
9,865	Series 2007-42, Class B, 6.000%, 05/25/37	11,006
1,712	Series 2007-43, Class FL, VAR, 0.455%, 05/25/37	1,709
7,114	Series 2007-53, Class SH, IF, IO, 5.945%, 06/25/37	1,056
9,783	Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	9,793
1,730	Series 2007-54, Class WI, IF, IO, 5.945%, 06/25/37	253
18,069	Series 2007-60, Class AX, IF, IO, 6.995%, 07/25/37	2,906
1,146	Series 2007-62, Class SE, IF, 16.111%, 07/25/37	1,380
1,576	Series 2007-64, Class FB, VAR, 0.526%, 07/25/37	1,580
8,017	Series 2007-65, Class KI, IF, IO, 6.464%, 07/25/37	1,077
2,154	Series 2007-67, Class PO, PO, 07/25/37	1,967
3,878	Series 2007-70, Class Z, 5.500%, 07/25/37	4,203
13,348	Series 2007-72, Class EK, IF, IO, 6.244%, 07/25/37	1,730
22	Series 2007-75, Class EO, PO, 01/25/36	22
2,649	Series 2007-76, Class AZ, 5.500%, 08/25/37	2,881
3,682	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,081
2,283	Series 2007-77, Class FG, VAR, 0.655%, 03/25/37	2,294
876	Series 2007-78, Class CB, 6.000%, 08/25/37	942
4,126	Series 2007-78, Class PE, 6.000%, 08/25/37	4,523
1,582	Series 2007-79, Class SB, HB, IF, 23.446%, 08/25/37	2,385
3,587	Series 2007-81, Class GE, 6.000%, 08/25/37	4,020
1,722	Series 2007-84, Class PG, 6.000%, 12/25/36	1,820
506	Series 2007-85, Class SL, IF, 15.761%, 09/25/37	605
5,481	Series 2007-88, Class VI, IF, IO, 6.384%, 09/25/37	797
5,481	Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	849

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,078	Series 2007-92, Class YA, 6.500%, 06/25/37	1,206
1,796	Series 2007-92, Class YS, IF, IO, 5.624%, 06/25/37	197
1,199	Series 2007-97, Class FC, VAR, 0.655%, 07/25/37	1,205
3,682	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	900
772	Series 2007-98, Class FB, VAR, 0.605%, 06/25/37	746
6,432	Series 2007-100, Class SM, IF, IO, 6.294%, 10/25/37	933
30,094	Series 2007-101, Class A2, VAR, 0.406%, 06/27/36	29,618
2,480	Series 2007-106, Class A7, VAR, 6.033%, 10/25/37	2,762
4,856	Series 2007-108, Class AN, VAR, 8.333%, 11/25/37	5,721
629	Series 2007-108, Class SA, IF, IO, 6.204%, 12/25/37	80
8,074	Series 2007-109, Class AI, IF, IO, 6.244%, 12/25/37	1,009
5,542	Series 2007-112, Class MJ, 6.500%, 12/25/37	6,254
5,508	Series 2007-112, Class SA, IF, IO, 6.294%, 12/25/37	805
39,459	Series 2007-114, Class A6, VAR, 0.356%, 10/27/37	39,354
11,067	Series 2007-116, Class HI, IO, VAR, 1.577%, 01/25/38	888
93	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	5
7,070	Series 2008-1, Class BI, IF, IO, 5.754%, 02/25/38	795
10,856	Series 2008-4, Class SD, IF, IO, 5.844%, 02/25/38	1,551
2,113	Series 2008-10, Class XI, IF, IO, 6.074%, 03/25/38	308
2,519	Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	390
1,979	Series 2008-18, Class FA, VAR, 1.056%, 03/25/38	2,002
831	Series 2008-18, Class SP, IF, 13.689%, 03/25/38	994
3,111	Series 2008-20, Class SA, IF, IO, 6.834%, 03/25/38	511
2,886	Series 2008-27, Class SN, IF, IO, 6.744%, 04/25/38	460

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,011	Series 2008-28, Class QS, HB, IF, 20.233%, 04/25/38	1,407
2,873	Series 2008-32, Class SA, IF, IO, 6.694%, 04/25/38	411
9,111	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	102
845	Series 2008-42, Class AO, PO, 09/25/36	815
101	Series 2008-44, Class PO, PO, 05/25/38	95
4,162	Series 2008-46, Class HI, IO, VAR, 1.784%, 06/25/38	407
1,571	Series 2008-47, Class SI, IF, IO, 6.344%, 06/25/23	193
1,821	Series 2008-53, Class CI, IF, IO, 7.045%, 07/25/38	313
8,263	Series 2008-55, Class S, IF, IO, 7.445%, 07/25/28	1,425
1,687	Series 2008-56, Class AC, 5.000%, 07/25/38	1,837
1,345	Series 2008-60, Class JC, 5.000%, 07/25/38	1,482
2,491	Series 2008-61, Class BH, 4.500%, 07/25/23	2,718
3,388	Series 2008-61, Class CB, 5.000%, 07/25/23	3,738
2,295	Series 2008-76, Class GF, VAR, 0.805%, 09/25/23	2,308
6,743	Series 2008-80, Class SA, IF, IO, 5.695%, 09/25/38	758
3,378	Series 2008-81, Class SB, IF, IO, 5.695%, 09/25/38	378
461	Series 2009-4, Class BD, 4.500%, 02/25/39	495
4,307	Series 2009-6, Class GS, IF, IO, 6.395%, 02/25/39	710
2,588	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	259
7,174	Series 2009-11, Class NB, 5.000%, 03/25/29	7,933
2,913	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	218
3,913	Series 2009-17, Class QS, IF, IO, 6.495%, 03/25/39	667
1,253	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	109
3,587	Series 2009-19, Class PW, 4.500%, 10/25/36	3,897
267	Series 2009-47, Class MT, 7.000%, 07/25/39	302

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,795	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	416
8,968	Series 2009-59, Class HB, 5.000%, 08/25/39	9,754
11,851	Series 2009-60, Class HT, 6.000%, 08/25/39	13,375
277	Series 2009-63, Class P, 5.000%, 03/25/37	302
12,675	Series 2009-65, Class MT, 5.000%, 09/25/39	13,486
4,473	Series 2009-69, Class WA, VAR, 6.026%, 09/25/39	4,947
2,837	Series 2009-70, Class CO, PO, 01/25/37	2,683
3,912	Series 2009-84, Class WS, IF, IO, 5.744%, 10/25/39	460
7,777	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	1,298
14,834	Series 2009-86, Class OT, PO, 10/25/37	13,432
7,986	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	149
4,490	Series 2009-99, Class SC, IF, IO, 6.024%, 12/25/39	543
5,869	Series 2009-99, Class WA, VAR, 6.299%, 12/25/39	6,561
8,020	Series 2009-103, Class MB, VAR, 2.516%, 12/25/39	8,240
5,369	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	836
1,408	Series 2009-113, Class AO, PO, 01/25/40	1,280
1,677	Series 2010-1, Class WA, VAR, 6.191%, 02/25/40	1,839
4,229	Series 2010-14, Class FJ, VAR, 0.755%, 03/25/40	4,271
4,703	Series 2010-16, Class WA, VAR, 6.436%, 03/25/40	5,319
4,377	Series 2010-16, Class WB, VAR, 6.236%, 03/25/40	5,094
5,066	Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	667
2,690	Series 2010-35, Class SJ, IF, 17.148%, 04/25/40	3,936
689	Series 2010-39, Class OT, PO, 10/25/35	625
3,548	Series 2010-40, Class FJ, VAR, 0.755%, 04/25/40	3,565
3,452	Series 2010-42, Class S, IF, IO, 6.244%, 05/25/40	527
3,032	Series 2010-43, Class FD, VAR, 0.755%, 05/25/40	3,059

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,432	Series 2010-45, Class BD, 4.500%, 11/25/38	1,501
1,909	Series 2010-47, Class AV, 5.000%, 05/25/21	1,995
9,528	Series 2010-49, Class SC, IF, 12.349%, 03/25/40	11,010
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,759
2,426	Series 2010-63, Class AP, PO, 06/25/40	2,215
25,274	Series 2010-64, Class DM, 5.000%, 06/25/40	27,693
10,862	Series 2010-71, Class HJ, 5.500%, 07/25/40	12,020
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	1,991
3,420	Series 2010-103, Class SB, IF, IO, 5.945%, 11/25/49	493
27,346	Series 2010-111, Class AE, 5.500%, 04/25/38	29,426
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	19,412
23,986	Series 2010-125, Class SA, IF, IO, 4.285%, 11/25/40	2,540
26,498	Series 2010-133, Class A, 5.500%, 05/25/38	28,964
14,824	Series 2010-147, Class SA, IF, IO, 6.374%, 01/25/41	3,146
7,556	Series 2010-148, Class MA, 4.000%, 02/25/39	7,767
4,229	Series 2011-2, Class WA, VAR, 5.829%, 02/25/51	4,542
1,626	Series 2011-17, Class EF, VAR, 0.455%, 07/25/25	1,633
9,257	Series 2011-19, Class ZY, 6.500%, 07/25/36	10,330
1,722	Series 2011-22, Class MA, 6.500%, 04/25/38	1,956
33,297	Series 2011-30, Class LS, IO, VAR, 2.575%, 04/25/41	2,374
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	9,553
10,463	Series 2011-39, Class ZA, 6.000%, 11/25/32	11,738
10,429	Series 2011-47, Class ZA, 5.500%, 07/25/38	11,335
1,230	Series 2011-58, Class WA, VAR, 5.407%, 07/25/51	1,249
6,223	Series 2011-75, Class FA, VAR, 0.705%, 08/25/41	6,286

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
6,622		Series 2011-101, Class FM, VAR, 0.705%, 01/25/41	6,661
4,165		Series 2011-111, Class DF, VAR, 0.555%, 12/25/38	4,171
31,482		Series 2011-118, Class LB, 7.000%, 11/25/41	36,293
43,180		Series 2011-118, Class MT, 7.000%, 11/25/41	49,954
39,953		Series 2011-118, Class NT, 7.000%, 11/25/41	46,644
13,217		Series 2011-124, Class JF, VAR, 0.555%, 02/25/41	13,220
2,066		Series 2011-149, Class EF, VAR, 0.655%, 07/25/41	2,073
7,258		Series 2011-149, Class MF, VAR, 0.655%, 11/25/41	7,291
7,676		Series 2012-14, Class FB, VAR, 0.605%, 08/25/37	7,702
65,260		Series 2012-47, Class HF, VAR, 0.555%, 05/25/27	65,407
7,786		Series 2012-66, Class HF, VAR, 0.455%, 03/25/41	7,773
9,977		Series 2012-87, Class KF, VAR, 0.605%, 09/25/37	9,964
7,222		Series 2012-89, Class FD, VAR, 0.605%, 04/25/39	7,211
11,946		Series 2012-97, Class FB, VAR, 0.655%, 09/25/42	11,875
4,144		Series 2012-101, Class FC, VAR, 0.655%, 09/25/42	4,130
13,244		Series 2012-108, Class F, VAR, 0.655%, 10/25/42	13,204
30,697		Series 2012-112, Class FD, VAR, 0.655%, 10/25/42	30,662
24,440		Series 2012-137, Class CF, VAR, 0.455%, 08/25/41	24,210
7,566		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,728
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,812
19,783		Series 2013-92, Class PO, PO, 09/25/43	14,622
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,163
15,326		Series 2013-101, Class DO, PO, 10/25/43	11,364
34,451		Series 2013-128, Class PO, PO, 12/25/43	25,259
9		Series G-14, Class L, 8.500%, 06/25/21	11
—	(h)	Series G-17, Class S, HB, VAR, 1,064.873%, 06/25/21	9

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
43		Series G-18, Class Z, 8.750%, 06/25/21	49
7		Series G-22, Class G, 6.000%, 12/25/16	7
29		Series G-28, Class S, IF, 14.945%, 09/25/21	36
72		Series G-35, Class M, 8.750%, 10/25/21	82
13		Series G-51, Class SA, HB, IF, 23.842%, 12/25/21	19
—	(h)	Series G92-27, Class SQ, HB, IF, 1,857.460%, 05/25/22	26
326		Series G92-35, Class E, 7.500%, 07/25/22	364
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	3
29		Series G92-42, Class Z, 7.000%, 07/25/22	33
613		Series G92-44, Class ZQ, 8.000%, 07/25/22	669
274		Series G92-45, Class Z, 6.000%, 08/25/22	288
30		Series G92-52, Class FD, VAR, 0.176%, 09/25/22	30
358		Series G92-54, Class ZQ, 7.500%, 09/25/22	399
29		Series G92-59, Class F, VAR, 1.484%, 10/25/22	29
57		Series G92-61, Class Z, 7.000%, 10/25/22	67
37		Series G92-62, Class B, PO, 10/25/22	36
201		Series G93-1, Class KA, 7.900%, 01/25/23	229
76		Series G93-5, Class Z, 6.500%, 02/25/23	86
56		Series G93-14, Class J, 6.500%, 03/25/23	63
138		Series G93-17, Class SI, IF, 6.000%, 04/25/23	152
122		Series G93-27, Class FD, VAR, 1.036%, 08/25/23	125
31		Series G93-37, Class H, PO, 09/25/23	27
106		Series G95-1, Class C, 8.800%, 01/25/25	122
		Federal National Mortgage Association REMIC Trust,
1,855		Series 2003-W1, Class 1A1, VAR, 5.946%, 12/25/42	2,161
458		Series 2003-W1, Class 2A, VAR, 6.683%, 12/25/42	540
338		Series 2003-W4, Class 2A, VAR, 6.404%, 10/25/42	380
6,098		Series 2004-W10, Class A6, 5.750%, 08/25/34	6,723
1,434		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,684
2,765		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,265

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,265	Series 2006-W3, Class 2A, 6.000%, 09/25/46	3,706
487	Series 2007-W10, Class 2A, VAR, 6.292%, 08/25/47	553
1,477	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,572
1,070	Series 2007-W5, Class PO, PO, 06/25/37	914
997	Series 2007-W7, Class 1A4, HB, IF, 38.247%, 07/25/37	1,794
16,986	Series 2009-W1, Class A, 6.000%, 12/25/49	19,294
	Federal National Mortgage Association STRIPS,
3	Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
2	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
27	Series 218, Class 2, IO, 7.500%, 04/01/23	7
19	Series 265, Class 2, 9.000%, 03/01/24	22
2,152	Series 300, Class 1, PO, 09/01/24	2,078
286	Series 329, Class 1, PO, 01/01/33	258
933	Series 339, Class 18, IO, 4.500%, 07/01/18	62
1,293	Series 339, Class 21, IO, 4.500%, 08/25/18	86
759	Series 339, Class 28, IO, 5.500%, 07/01/18	59
341	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	61
1,638	Series 365, Class 8, IO, 5.500%, 05/01/36	295
187	Series 368, Class 3, IO, 4.500%, 11/01/20	14
1,077	Series 374, Class 5, IO, 5.500%, 08/01/36	195
1,244	Series 383, Class 33, IO, 6.000%, 01/01/38	228
419	Series 393, Class 6, IO, 5.500%, 04/25/37	73
36,594	Series 411, Class F1, VAR, 0.705%, 08/25/42	36,685
12,281	Series 412, Class F2, VAR, 0.655%, 08/25/42	12,263
	Federal National Mortgage Association Trust,
1,616	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,853
956	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,067
6,712	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	7,190
2,760	Series 2003-W6, Class 3A, 6.500%, 09/25/42	3,142
3,378	Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,886

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
639	Series 2003-W8, Class 3F1, VAR, 0.555%, 05/25/42	633
5,579	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	5,791
4,564	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	5,285
4,089	Series 2004-W15, Class 2AF, VAR, 0.406%, 08/25/44	4,050
1,343	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,565
1,349	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,582
29,397	Series 2005-W3, Class 2AF, VAR, 0.376%, 03/25/45	29,329
1,717	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,934
14,226	Series 2006-W2, Class 1AF1, VAR, 0.376%, 02/25/46	14,050
3,482	Series 2006-W2, Class 2A, VAR, 2.212%, 11/25/45	3,368
28,729	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.416%, 11/25/46	28,551
	Government National Mortgage Association,
2,754	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,184
2,407	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,701
2,448	Series 1999-10, Class ZC, 6.500%, 04/20/29	2,773
208	Series 1999-30, Class S, IF, IO, 8.445%, 08/16/29	45
20	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	24
283	Series 1999-40, Class ZW, 7.500%, 11/20/29	332
493	Series 1999-41, Class Z, 8.000%, 11/16/29	587
248	Series 1999-44, Class PC, 7.500%, 12/20/29	290
2,887	Series 1999-44, Class ZC, 8.500%, 12/16/29	3,420
470	Series 1999-44, Class ZG, 8.000%, 12/20/29	561
238	Series 2000-9, Class Z, 8.000%, 06/20/30	286
2,852	Series 2000-9, Class ZJ, 8.500%, 02/16/30	3,435
322	Series 2000-12, Class ST, HB, IF, 38.707%, 02/16/30	605

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
193	Series 2000-16, Class ZN, 7.500%, 02/16/30	199
2,584	Series 2000-21, Class Z, 9.000%, 03/16/30	3,122
19	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	22
379	Series 2000-31, Class Z, 9.000%, 10/20/30	440
219	Series 2000-35, Class ZA, 9.000%, 11/20/30	236
34	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	8
165	Series 2001-6, Class SD, IF, IO, 8.395%, 03/16/31	39
577	Series 2001-7, Class PK, 6.500%, 03/20/31	656
1,274	Series 2001-22, Class PS, HB, IF, 20.606%, 03/17/31	1,915
257	Series 2001-35, Class SA, IF, IO, 8.096%, 08/16/31	72
221	Series 2001-36, Class S, IF, IO, 7.895%, 08/16/31	60
4,036	Series 2001-53, Class PB, 6.500%, 11/20/31	4,737
1,763	Series 2001-64, Class MQ, 6.500%, 12/20/31	2,046
292	Series 2002-3, Class SP, IF, IO, 7.235%, 01/16/32	73
478	Series 2002-7, Class PG, 6.500%, 01/20/32	544
1,152	Series 2002-24, Class AG, IF, IO, 7.796%, 04/16/32	276
102	Series 2002-24, Class SB, IF, 11.693%, 04/16/32	132
145	Series 2002-31, Class S, IF, IO, 8.546%, 01/16/31	35
2,541	Series 2002-31, Class SE, IF, IO, 7.346%, 04/16/30	506
1,121	Series 2002-40, Class UK, 6.500%, 06/20/32	1,286
40	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	47
4,421	Series 2002-45, Class QE, 6.500%, 06/20/32	5,076
1,280	Series 2002-47, Class PG, 6.500%, 07/16/32	1,475
483	Series 2002-47, Class PY, 6.000%, 07/20/32	550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,214	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,544
91	Series 2002-51, Class SG, HB, IF, 31.833%, 04/20/31	182
1,498	Series 2002-52, Class GH, 6.500%, 07/20/32	1,684
159	Series 2002-69, Class PO, PO, 02/20/32	159
734	Series 2002-70, Class PS, IF, IO, 7.546%, 08/20/32	79
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,482
1,237	Series 2003-11, Class SK, IF, IO, 7.545%, 02/16/33	261
508	Series 2003-12, Class SP, IF, IO, 7.546%, 02/20/33	121
190	Series 2003-24, Class PO, PO, 03/16/33	164
5,392	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,020
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,306
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,180
1,395	Series 2003-46, Class TC, 6.500%, 03/20/33	1,593
846	Series 2003-52, Class AP, PO, 06/16/33	771
2,536	Series 2003-58, Class BE, 6.500%, 01/20/33	2,902
3,164	Series 2003-75, Class ZX, 6.000%, 09/16/33	3,554
46	Series 2003-76, Class LS, IF, IO, 7.046%, 09/20/31	—	(h)
137	Series 2003-90, Class PO, PO, 10/20/33	116
1,974	Series 2003-97, Class SA, IF, IO, 6.396%, 11/16/33	435
1,609	Series 2003-112, Class SA, IF, IO, 6.396%, 12/16/33	344
7,027	Series 2003-112, Class TS, IF, IO, 6.796%, 10/20/32	572
384	Series 2003-114, Class SH, IF, 14.420%, 11/17/32	496
4,741	Series 2004-11, Class SW, IF, IO, 5.346%, 02/20/34	580
785	Series 2004-15, Class SA, IF, 19.239%, 12/20/32	878
702	Series 2004-28, Class S, IF, 19.238%, 04/16/34	1,010
1,700	Series 2004-46, Class PO, PO, 06/20/34	1,563
5,757	Series 2004-49, Class Z, 6.000%, 06/20/34	6,486

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
233	Series 2004-68, Class PO, PO, 05/20/31	232
816	Series 2004-71, Class SB, HB, IF, 28.708%, 09/20/34	1,349
816	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	884
918	Series 2004-73, Class AE, IF, 14.536%, 08/17/34	1,123
5,519	Series 2004-73, Class JL, IF, IO, 6.396%, 09/16/34	1,005
362	Series 2004-83, Class AP, IF, 13.922%, 10/16/34	431
145	Series 2004-85, Class PO, PO, 01/17/33	144
418	Series 2004-87, Class SB, IF, 7.495%, 03/17/33	446
565	Series 2004-89, Class LS, HB, IF, 23.817%, 10/16/34	795
10,015	Series 2004-90, Class SI, IF, IO, 5.946%, 10/20/34	1,417
4,798	Series 2004-96, Class SC, IF, IO, 5.926%, 11/20/34	717
4,626	Series 2005-3, Class SB, IF, IO, 5.946%, 01/20/35	671
6,992	Series 2005-3, Class SK, IF, IO, 6.596%, 01/20/35	1,298
274	Series 2005-6, Class GS, IF, 13.192%, 12/20/32	289
1,345	Series 2005-7, Class JM, IF, 16.380%, 05/18/34	1,551
7,278	Series 2005-17, Class SL, IF, IO, 6.546%, 07/20/34	1,329
1,255	Series 2005-35, Class FL, VAR, 0.504%, 03/20/32	1,256
562	Series 2005-44, Class SP, IF, 11.892%, 10/20/34	644
748	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	106
27	Series 2005-65, Class SA, HB, IF, 22.149%, 08/20/35	38
317	Series 2005-66, Class SP, HB, IF, 20.318%, 08/16/35	470
3,599	Series 2005-68, Class DP, IF, 16.061%, 06/17/35	4,499
15,206	Series 2005-68, Class KI, IF, IO, 6.146%, 09/20/35	2,444
2,924	Series 2005-69, Class SY, IF, IO, 6.596%, 11/20/33	468
2,847	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,236

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
763	Series 2005-82, Class PO, PO, 10/20/35	699
1,351	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	249
1,279	Series 2006-16, Class OP, PO, 03/20/36	1,173
1,381	Series 2006-20, Class QA, 5.750%, 02/20/36	1,533
1,781	Series 2006-22, Class AO, PO, 05/20/36	1,582
5,864	Series 2006-33, Class Z, 6.500%, 07/20/36	6,832
269	Series 2006-34, Class PO, PO, 07/20/36	240
332	Series 2006-38, Class SW, IF, IO, 6.346%, 06/20/36	45
6,126	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,189
2,021	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,294
2,447	Series 2006-59, Class SD, IF, IO, 6.546%, 10/20/36	448
4,268	Series 2006-65, Class SA, IF, IO, 6.646%, 11/20/36	739
3,708	Series 2007-9, Class CI, IF, IO, 6.046%, 03/20/37	583
6,154	Series 2007-9, Class DI, IF, IO, 6.356%, 03/20/37	1,057
9,995	Series 2007-17, Class AF, VAR, 0.355%, 04/16/37	9,978
5,517	Series 2007-17, Class JI, IF, IO, 6.656%, 04/16/37	962
2,140	Series 2007-17, Class JO, PO, 04/16/37	1,966
2,394	Series 2007-19, Class SD, IF, IO, 6.046%, 04/20/37	374
1,397	Series 2007-25, Class FN, VAR, 0.455%, 05/16/37	1,396
5,303	Series 2007-26, Class SC, IF, IO, 6.046%, 05/20/37	832
12,002	Series 2007-26, Class SW, IF, IO, 6.046%, 05/20/37	1,887
4,373	Series 2007-27, Class SD, IF, IO, 6.046%, 05/20/37	708
417	Series 2007-28, Class BO, PO, 05/20/37	371
5,893	Series 2007-35, Class PO, PO, 06/16/37	5,395
840	Series 2007-36, Class HO, PO, 06/16/37	768
3,600	Series 2007-36, Class SE, IF, IO, 6.316%, 06/16/37	627
4,177	Series 2007-36, Class SJ, IF, IO, 6.096%, 06/20/37	604
3,735	Series 2007-40, Class SD, IF, IO, 6.596%, 07/20/37	638

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,750	Series 2007-40, Class SN, IF, IO, 6.526%, 07/20/37	1,011
9,020	Series 2007-42, Class SC, IF, IO, 6.596%, 07/20/37	1,557
5,328	Series 2007-45, Class QA, IF, IO, 6.486%, 07/20/37	926
1,565	Series 2007-50, Class AI, IF, IO, 6.621%, 08/20/37	273
3,362	Series 2007-53, Class ES, IF, IO, 6.396%, 09/20/37	591
1,101	Series 2007-53, Class SW, IF, 19.743%, 09/20/37	1,550
5,320	Series 2007-57, Class PO, PO, 03/20/37	4,902
4,571	Series 2007-57, Class QA, IF, IO, 6.346%, 10/20/37	772
4,668	Series 2007-67, Class SI, IF, IO, 6.356%, 11/20/37	793
2,963	Series 2007-71, Class SB, IF, IO, 6.546%, 07/20/36	317
3,883	Series 2007-72, Class US, IF, IO, 6.396%, 11/20/37	657
4,300	Series 2007-73, Class MI, IF, IO, 5.846%, 11/20/37	601
3,412	Series 2007-74, Class SL, IF, IO, 6.386%, 11/16/37	601
8,348	Series 2007-76, Class SB, IF, IO, 6.346%, 11/20/37	1,415
6,371	Series 2007-79, Class SY, IF, IO, 6.396%, 12/20/37	1,076
4,929	Series 2007-82, Class SA, IF, IO, 6.376%, 12/20/37	851
305	Series 2008-1, Class PO, PO, 01/20/38	271
469	Series 2008-7, Class SK, IF, 19.488%, 11/20/37	656
651	Series 2008-7, Class SP, IF, 13.092%, 10/20/37	772
1,135	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	168
1,167	Series 2008-20, Class PO, PO, 09/20/37	1,083
267	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	11
3,022	Series 2008-25, Class SB, IF, IO, 6.746%, 03/20/38	506
1,112	Series 2008-29, Class PO, PO, 02/17/33	1,081
6,997	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	1,104
1,891	Series 2008-33, Class XS, IF, IO, 7.545%, 04/16/38	356

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	6,020
5,794	Series 2008-36, Class SH, IF, IO, 6.146%, 04/20/38	828
14,835	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	3,301
4,501	Series 2008-41, Class SA, IF, IO, 6.186%, 05/20/38	698
438	Series 2008-43, Class NA, 5.500%, 11/20/37	464
3,105	Series 2008-50, Class KB, 6.000%, 06/20/38	3,484
1,612	Series 2008-55, Class SA, IF, IO, 6.046%, 06/20/38	253
5,965	Series 2008-60, Class CS, IF, IO, 5.996%, 07/20/38	939
1,042	Series 2008-60, Class PO, PO, 01/20/38	1,012
820	Series 2008-64, Class ED, 6.500%, 04/20/28	937
6,956	Series 2008-69, Class QD, 5.750%, 07/20/38	7,657
2,227	Series 2008-71, Class SC, IF, IO, 5.846%, 08/20/38	311
6,669	Series 2008-76, Class US, IF, IO, 5.746%, 09/20/38	1,034
3,864	Series 2008-79, Class CS, IF, 6.646%, 06/20/35	3,933
12,979	Series 2008-81, Class S, IF, IO, 6.046%, 09/20/38	1,992
6,455	Series 2008-93, Class AS, IF, IO, 5.546%, 12/20/38	956
12,389	Series 2008-95, Class DS, IF, IO, 7.146%, 12/20/38	2,150
3,778	Series 2008-96, Class SL, IF, IO, 5.846%, 12/20/38	517
4,137	Series 2009-6, Class SA, IF, IO, 5.946%, 02/16/39	644
3,552	Series 2009-6, Class SH, IF, IO, 5.886%, 02/20/39	497
5,974	Series 2009-10, Class SA, IF, IO, 5.796%, 02/20/39	819
2,273	Series 2009-10, Class SL, IF, IO, 6.346%, 03/16/34	231
4,766	Series 2009-11, Class SC, IF, IO, 5.996%, 02/16/39	763
1,759	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	371
3,667	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	788

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
10,969	Series 2009-22, Class SA, IF, IO, 6.116%, 04/20/39	1,514
4,245	Series 2009-24, Class DS, IF, IO, 6.146%, 03/20/39	480
2,928	Series 2009-25, Class SE, IF, IO, 7.446%, 09/20/38	540
5,518	Series 2009-31, Class ST, IF, IO, 6.196%, 03/20/39	791
6,642	Series 2009-31, Class TS, IF, IO, 6.146%, 03/20/39	901
1,385	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	263
1,762	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	353
3,426	Series 2009-35, Class SN, IF, IO, 6.245%, 12/16/38	406
8,382	Series 2009-42, Class SC, IF, IO, 5.926%, 06/20/39	1,182
5,743	Series 2009-43, Class SA, IF, IO, 5.796%, 06/20/39	797
7,349	Series 2009-44, Class MV, 6.000%, 04/20/20	7,775
1,927	Series 2009-44, Class VA, 5.500%, 05/16/20	1,959
10,597	Series 2009-64, Class SN, IF, IO, 5.946%, 07/16/39	1,597
2,292	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	382
8,155	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	1,261
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,093
6,847	Series 2009-79, Class OK, PO, 11/16/37	6,250
12,834	Series 2009-81, Class SB, IF, IO, 5.936%, 09/20/39	1,796
5,122	Series 2009-83, Class TS, IF, IO, 5.946%, 08/20/39	714
17,360	Series 2009-102, Class SM, IF, IO, 6.245%, 06/16/39	2,073
2,666	Series 2009-104, Class AB, 7.000%, 08/16/39	3,133
10,500	Series 2009-106, Class AS, IF, IO, 6.245%, 11/16/39	1,810
33,807	Series 2009-106, Class ST, IF, IO, 5.846%, 02/20/38	4,839
4,302	Series 2009-121, Class VA, 5.500%, 11/20/20	4,754
2,964	Series 2010-14, Class AO, PO, 12/20/32	2,886
1,279	Series 2010-14, Class BO, PO, 11/20/35	1,171

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,035	Series 2010-14, Class CO, PO, 08/20/35	3,447
10,743	Series 2010-14, Class QP, 6.000%, 12/20/39	11,418
3,191	Series 2010-41, Class WA, VAR, 5.836%, 10/20/33	3,624
1,700	Series 2010-103, Class WA, VAR, 5.743%, 08/20/34	1,894
2,426	Series 2010-129, Class AW, VAR, 6.121%, 04/20/37	2,727
12,378	Series 2010-130, Class CP, 7.000%, 10/16/40	14,519
15,422	Series 2010-157, Class OP, PO, 12/20/40	12,688
24,235	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	27,288
1,168	Series 2011-22, Class WA, VAR, 5.958%, 02/20/37	1,284
5,788	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,455
8,978	Series 2011-75, Class SM, IF, IO, 6.446%, 05/20/41	1,737
4,091	Series 2011-97, Class WA, VAR, 6.091%, 11/20/38	4,593
5,857	Series 2011-137, Class WA, VAR, 5.522%, 07/20/40	6,408
13,469	Series 2011-163, Class WA, VAR, 5.833%, 12/20/38	14,748
7,159	Series 2012-59, Class WA, VAR, 5.583%, 08/20/38	7,760
7,982	Series 2012-141, Class WA, VAR, 4.540%, 11/16/41	8,632
5,514	Series 2012-141, Class WB, VAR, 3.972%, 09/16/42	5,810
7,731	Series 2012-141, Class WC, VAR, 3.758%, 01/20/42	8,041
80,705	Series 2012-H10, Class FA, VAR, 0.704%, 12/20/61	80,530
16,041	Series 2012-H15, Class FA, VAR, 0.618%, 05/20/62	16,071
3,473	Series 2012-H20, Class KA, 2.000%, 06/20/62	3,487
34,597	Series 2012-H21, Class CF, VAR, 0.868%, 05/20/61	34,693
35,282	Series 2012-H21, Class DF, VAR, 0.818%, 05/20/61	35,331
39,260	Series 2012-H22, Class FD, VAR, 0.638%, 01/20/61	39,114
16,023	Series 2012-H24, Class FA, VAR, 0.618%, 03/20/60	16,051

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
11,226	Series 2012-H24, Class FD, VAR, 0.758%, 09/20/62	11,223
4,960	Series 2012-H24, Class FE, VAR, 0.768%, 10/20/62	4,960
31,296	Series 2012-H24, Class FG, VAR, 0.598%, 04/20/60	31,350
16,963	Series 2012-H26, Class JA, VAR, 0.718%, 10/20/61	16,938
25,301	Series 2012-H26, Class MA, VAR, 0.718%, 07/20/62	25,266
12,794	Series 2012-H27, Class FB, VAR, 0.668%, 10/20/62	12,763
42,343	Series 2012-H28, Class FA, VAR, 0.748%, 09/20/62	42,318
12,780	Series 2012-H30, Class JA, VAR, 0.648%, 01/20/60	12,815
22,220	Series 2012-H30, Class PA, VAR, 0.618%, 11/20/59	22,259
34,170	Series 2012-H31, Class FD, VAR, 0.508%, 12/20/62	33,783
7,816	Series 2013-26, Class AK, VAR, 4.664%, 09/20/41	8,546
3,988	Series 2013-54, Class WA, VAR, 4.708%, 11/20/42	4,369
2,925	Series 2013-75, Class WA, VAR, 5.240%, 06/20/40	3,266
4,033	Series 2013-91, Class WA, VAR, 4.503%, 04/20/43	4,359
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	3,851
30,352	Series 2013-H01, Class FA, 1.650%, 01/20/63	29,801
14,832	Series 2013-H01, Class JA, VAR, 0.488%, 01/20/63	14,627
13,539	Series 2013-H01, Class TA, VAR, 0.668%, 01/20/63	13,503
4,132	Series 2013-H02, Class HF, VAR, 0.468%, 11/20/62	4,129
9,143	Series 2013-H03, Class FA, VAR, 0.468%, 08/20/60	9,135
40,026	Series 2013-H04, Class BA, 1.650%, 02/20/63	39,269
3,798	Series 2013-H04, Class SA, VAR, 0.588%, 02/20/63	3,759
4,313	Series 2013-H07, Class GA, VAR, 0.638%, 03/20/63	4,285
12,896	Series 2013-H07, Class HA, VAR, 0.578%, 03/20/63	12,771

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
9,818	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,659
6,348	Series 2013-H07, Class MA, VAR, 0.718%, 04/20/62	6,339
18,399	Series 2013-H08, Class FC, VAR, 0.618%, 02/20/63	18,263
12,487	Series 2013-H09, Class HA, 1.650%, 04/20/63	12,235
12,772	Series 2014-6, Class W, VAR, 5.482%, 01/20/39	14,338
25,541	Series 2014-H01, Class FD, VAR, 0.804%, 01/20/64	25,542
21,000	Series 2014-H05, Class FA, VAR, 0.859%, 02/20/64	20,961
	NCUA Guaranteed Notes Trust,
22,620	Series 2010-R3, Class 1A, VAR, 0.718%, 12/08/20	22,809
4,887	Series 2010-R3, Class 3A, 2.400%, 12/08/20	4,994
	Vendee Mortgage Trust,
7,381	Series 1993-1, Class ZB, 7.250%, 02/15/23	8,581
1,553	Series 1994-1, Class 1, VAR, 5.615%, 02/15/24	1,716
5,168	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	5,711
2,211	Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,551
1,049	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,219
3,135	Series 1997-1, Class 2Z, 7.500%, 02/15/27	3,726
2,112	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,471

		4,288,713

	Non-Agency CMO — 7.6%
1,606	AAM ACE 2007-HE3 Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.408%, 02/02/37 (e)	1,557
	AJAX Mortgage Loan Trust,
23,314	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	23,068
8,788	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	8,871
8,714	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	8,702

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Alternative Loan Trust,
778	Series 2002-8, Class A4, 6.500%, 07/25/32	798
207	Series 2002-12, Class PO, PO, 11/25/32	171
1,858	Series 2002-18, Class M, 6.000%, 02/25/33	1,795
321	Series 2003-6T2, Class A6, 5.500%, 06/25/33	311
11,356	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,491
136	Series 2004-14T2, Class A5, 5.500%, 08/25/34	137
1,251	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	1,276
3,967	Series 2005-1CB, Class 1A6, IF, IO, 6.945%, 03/25/35	814
12,341	Series 2005-20CB, Class 3A8, IF, IO, 4.595%, 07/25/35	1,480
11,141	Series 2005-22T1, Class A2, IF, IO, 4.915%, 06/25/35	1,367
5,440	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,142
159	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	129
40,691	Series 2005-37T1, Class A2, IF, IO, 4.894%, 09/25/35	5,812
6,243	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,749
24,646	Series 2005-54CB, Class 1A2, IF, IO, 4.695%, 11/25/35	2,904
77	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	80
2,285	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,095
7,316	Series 2005-J1, Class 1A4, IF, IO, 4.944%, 02/25/35	748
105	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	105
	American General Mortgage Loan Trust,
1,580	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,634
21,800	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	22,095
1,620	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,639
4,024	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	4,104

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
8,519	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	8,792
4,036	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,151
	ASG Resecuritization Trust,
3,157	Series 2009-1, Class A60, VAR, 2.189%, 06/26/37 (e)	3,104
3,580	Series 2009-2, Class A55, VAR, 4.868%, 05/24/36 (e)	3,625
4,753	Series 2009-2, Class G60, VAR, 4.868%, 05/24/36 (e)	4,941
19,204	Series 2009-3, Class A65, VAR, 2.250%, 03/26/37 (e)	19,163
6,891	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	7,200
2,128	Series 2009-5, Class A50, VAR, 3.407%, 02/28/37 (e)	2,154
2,224	Series 2010-1, Class A85, VAR, 0.554%, 02/27/36 (e)	2,168
7,397	Series 2010-2, Class A60, VAR, 1.864%, 01/28/37 (e)	7,264
713	Series 2010-3, Class 2A22, VAR, 0.342%, 10/28/36 (e)	709
411	Series 2010-4, Class 2A20, VAR, 0.346%, 11/28/36 (e)	409
1,908	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	1,925
6,276	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	6,495
6,725	Series 2011-1, Class 3A50, VAR, 4.785%, 11/28/35 (e)	6,592
754	Series 2011-2, Class A48S, HB, IF, 23.669%, 02/28/36 (e)	927
	Banc of America Alternative Loan Trust,
219	Series 2003-1, Class APO, PO, 02/25/33	182
5,059	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	5,271
2,573	Series 2003-7, Class 2A4, 5.000%, 09/25/18	2,610
1,993	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	2,052
5,086	Series 2003-11, Class 1A1, 6.000%, 01/25/34	5,380
4,213	Series 2003-11, Class 2A1, 6.000%, 01/25/34	4,474
554	Series 2003-11, Class PO, PO, 01/25/34	464
1,471	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,559

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
995	Series 2004-1, Class 5A1, 5.500%, 02/25/19	1,021
223	Series 2004-6, Class 15PO, PO, 07/25/19	215
1	Series 2004-6, Class 3A2, 6.000%, 07/25/34	1
1,771	Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,854
891	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	852
2,883	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	692
26,553	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	26,405
	Banc of America Funding Trust,
620	Series 2004-1, Class PO, PO, 03/25/34	569
850	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	917
1,536	Series 2004-C, Class 1A1, VAR, 5.082%, 12/20/34	1,534
953	Series 2005-6, Class 2A7, 5.500%, 10/25/35	958
771	Series 2005-7, Class 30PO, PO, 11/25/35	600
327	Series 2005-8, Class 30PO, PO, 01/25/36	250
1,998	Series 2005-E, Class 4A1, VAR, 2.663%, 03/20/35	2,011
754	Series 2006-1, Class XPO, PO, 01/25/36	673
6,729	Series 2010-R11A, Class 1A6, VAR, 5.158%, 08/26/35 (e)	6,903
2,253	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	2,338
	Banc of America Mortgage Trust,
3,590	Series 2003-3, Class 1A7, 5.500%, 05/25/33	3,746
1,265	Series 2003-3, Class 2A1, VAR, 0.705%, 05/25/18	1,219
631	Series 2003-5, Class 3A1, 7.500%, 02/25/31	652
424	Series 2003-6, Class 2A1, VAR, 0.605%, 08/25/18	420
71	Series 2003-7, Class A2, 4.750%, 09/25/18	73
284	Series 2003-8, Class APO, PO, 11/25/33	243
668	Series 2003-C, Class 3A1, VAR, 2.816%, 04/25/33	682
2,453	Series 2003-E, Class 2A2, VAR, 2.948%, 06/25/33	2,466
85	Series 2004-1, Class APO, PO, 02/25/34	74

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
1,344		Series 2004-3, Class 15IO, IO, VAR, 0.069%, 04/25/19	6
5,673		Series 2004-3, Class 1A26, 5.500%, 04/25/34	5,869
88		Series 2004-4, Class APO, PO, 05/25/34	76
1,439		Series 2004-5, Class 2A2, 5.500%, 06/25/34	1,528
441		Series 2004-5, Class 4A1, 4.750%, 06/25/19	448
7,862		Series 2004-6, Class 1A3, 5.500%, 05/25/34	8,266
261		Series 2004-6, Class 2A7, 5.500%, 07/25/34	278
493		Series 2004-6, Class APO, PO, 07/25/34	410
42		Series 2004-8, Class 5PO, PO, 05/25/32	36
217		Series 2004-8, Class XPO, PO, 10/25/34	186
758		Series 2004-9, Class 3A1, 6.500%, 09/25/32	796
36		Series 2004-9, Class 3PO, PO, 09/25/32	31
1,659		Series 2004-J, Class 3A1, VAR, 2.905%, 11/25/34	1,661
1,555		Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,603
		BCAP LLC Trust,
3,275		Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	3,350
6,266		Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	6,542
6,199		Series 2009-RR14, Class 3A2, VAR, 2.596%, 08/26/35 (e)	6,243
382		Series 2009-RR14, Class 4A1, VAR, 2.532%, 03/26/36 (e)	382
4,300		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	4,418
1,434		Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,456
4,841		Series 2010-RR12, Class 4A5, VAR, 2.678%, 10/26/36 (e)	4,879
1,006		Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	1,008
6,287		Series 2010-RR5, Class 2A5, VAR, 5.350%, 04/26/37 (e)	6,390
3,440		Series 2010-RR6, Class 22A3, VAR, 4.543%, 06/26/36 (e)	3,559
—	(h)	Series 2010-RR6, Class 5A1, VAR, 4.553%, 11/26/37 (e)	—	(h)
377		Series 2010-RR7, Class 15A1, VAR, 0.954%, 01/26/36 (e)	378

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,444	Series 2010-RR7, Class 16A1, VAR, 0.831%, 02/26/47 (e)	4,340
3,288	Series 2010-RR7, Class 1A5, VAR, 4.987%, 04/26/35 (e)	3,224
18,322	Series 2010-RR7, Class 2A1, VAR, 2.257%, 07/26/45 (e)	17,765
2,389	Series 2010-RR8, Class 3A3, VAR, 5.043%, 05/26/35 (e)	2,439
8,968	Series 2010-RR8, Class 3A4, VAR, 5.043%, 05/26/35 (e)	8,526
3,258	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	3,275
4,340	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	4,422
15,478	Series 2011-RR10, Class 2A1, VAR, 0.943%, 09/26/37 (e)	14,117
1,545	Series 2011-RR2, Class 3A3, VAR, 2.706%, 11/21/35 (e)	1,545
11,941	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	12,326
11,735	Series 2011-RR5, Class 11A3, VAR, 0.305%, 05/28/36 (e)	10,961
4,423	Series 2011-RR5, Class 14A3, VAR, 2.646%, 07/26/36 (e)	4,405
5,762	Series 2012-RR1, Class 5A1, VAR, 13.927%, 07/26/37 (e)	6,088
6,465	Series 2012-RR10, Class 1A1, VAR, 0.385%, 02/26/37 (e)	6,104
18,380	Series 2012-RR10, Class 3A1, VAR, 0.345%, 05/26/36 (e)	17,323
10,374	Series 2012-RR2, Class 1A1, VAR, 0.326%, 08/26/36 (e)	10,069
18,134	Series 2012-RR3, Class 2A5, VAR, 2.188%, 05/26/37 (e)	18,175
9,325	Series 2012-RR4, Class 8A3, VAR, 0.384%, 06/26/47 (e)	8,844
4,296	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.655%, 03/25/35	4,139
	Bear Stearns ARM Trust,
2,836	Series 2003-2, Class A5, VAR, 2.491%, 01/25/33 (e)	2,764
236	Series 2003-7, Class 3A, VAR, 2.467%, 10/25/33	235
1,865	Series 2004-2, Class 14A, VAR, 4.290%, 05/25/34	1,860
8,096	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	8,226
7,106	Series 2006-1, Class A1, VAR, 2.380%, 02/25/36	7,025

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	CAM Mortgage Trust,
1,285	Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	1,288
4,000	Series 2013-1, Class M2, VAR, 0.000%, 11/25/57 (e) (i)	3,830
4,974	Series 2014-1, Class A, SUB, 3.351%, 12/15/53 (e)	4,974
2,250	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	2,240
401	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	336
164	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	131
	Chase Mortgage Finance Trust,
1,547	Series 2007-A1, Class 1A3, VAR, 2.692%, 02/25/37	1,557
3,116	Series 2007-A1, Class 2A1, VAR, 2.706%, 02/25/37	3,098
469	Series 2007-A1, Class 7A1, VAR, 2.683%, 02/25/37	462
1,494	Series 2007-A1, Class 9A1, VAR, 2.668%, 02/25/37	1,484
1,209	Series 2007-A2, Class 1A1, VAR, 2.800%, 07/25/37	1,213
1,796	Series 2007-A2, Class 2A1, VAR, 2.655%, 07/25/37	1,810
	CHL Mortgage Pass-Through Trust,
199	Series 2002-18, Class PO, PO, 11/25/32	170
999	Series 2002-22, Class A20, 6.250%, 10/25/32	1,042
1,747	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,770
656	Series 2003-29, Class A1, 5.500%, 08/25/33	690
4,454	Series 2003-39, Class A6, 5.000%, 10/25/33	4,655
97	Series 2003-44, Class A9, PO, 10/25/33	97
3,957	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	4,147
56	Series 2003-J13, Class PO, PO, 01/25/34	49
456	Series 2003-J7, Class 4A3, IF, 9.571%, 08/25/18	477
890	Series 2004-3, Class A26, 5.500%, 04/25/34	928
604	Series 2004-3, Class A4, 5.750%, 04/25/34	625

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,038	Series 2004-5, Class 1A4, 5.500%, 06/25/34	4,307
239	Series 2004-7, Class 2A1, VAR, 2.682%, 06/25/34	233
2,231	Series 2004-8, Class 2A1, 4.500%, 06/25/19	2,300
437	Series 2004-HYB1, Class 2A, VAR, 2.597%, 05/20/34	417
1,773	Series 2004-HYB3, Class 2A, VAR, 2.500%, 06/20/34	1,687
1,116	Series 2004-HYB6, Class A3, VAR, 2.537%, 11/20/34	1,056
12	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	12
212	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	217
580	Series 2005-14, Class A2, 5.500%, 07/25/35	594
362	Series 2005-16, Class A23, 5.500%, 09/25/35	351
4,226	Series 2005-22, Class 2A1, VAR, 2.587%, 11/25/35	3,515
	Citicorp Mortgage Securities Trust,
428	Series 2006-1, Class 2A1, 5.000%, 02/25/21	446
1,878	Series 2006-4, Class 1A2, 6.000%, 08/25/36	1,921
	Citigroup Mortgage Loan Trust,
13,093	Series 2008-AR4, Class 1A1A, VAR, 2.704%, 11/25/38 (e)	13,199
2,971	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	3,103
2,437	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	2,587
7,567	Series 2009-10, Class 1A1, VAR, 2.420%, 09/25/33 (e)	7,713
5,843	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	6,117
6,765	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	7,141
1,610	Series 2010-3, Class 4A1, VAR, 2.380%, 02/25/36 (e)	1,613
2,314	Series 2010-7, Class 10A1, VAR, 2.611%, 02/25/35 (e)	2,338
33,710	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	34,780
35,581	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	36,880

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
3,635	Series 2010-10, Class 2A1, VAR, 2.408%, 02/25/36 (e)	3,686
3,063	Series 2011-10, Class 4A1, VAR, 0.348%, 02/25/46 (e)	2,961
	Citigroup Mortgage Loan Trust, Inc.,
1,182	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,226
207	Series 2003-1, Class 2A6, PO, 10/25/33	191
144	Series 2003-1, Class PO2, PO, 10/25/33	133
157	Series 2003-1, Class PO3, PO, 09/25/33	132
1	Series 2003-1, Class WPO1, PO, 06/25/16	1
265	Series 2003-UP3, Class A3, 7.000%, 09/25/33	274
447	Series 2003-UST1, Class A1, 5.500%, 12/25/18	463
89	Series 2003-UST1, Class PO1, PO, 12/25/18	84
73	Series 2003-UST1, Class PO3, PO, 12/25/18	70
687	Series 2004-UST1, Class A6, VAR, 3.444%, 08/25/34	668
471	Series 2005-1, Class 2A1A, VAR, 2.676%, 04/25/35	377
2,638	Series 2005-2, Class 2A11, 5.500%, 05/25/35	2,721
1,288	Series 2005-5, Class 1A2, VAR, 2.803%, 08/25/35	951
12,073	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	11,771
	Credit Suisse First Boston Mortgage Securities Corp.,
35	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	35
1,542	Series 2003-1, Class DB1, VAR, 6.687%, 02/25/33	1,562
2,127	Series 2003-21, Class 1A4, 5.250%, 09/25/33	2,228
1,354	Series 2003-23, Class 1P, PO, 10/25/33	1,098
711	Series 2003-23, Class 2A5, 5.000%, 10/25/18	719
186	Series 2003-25, Class 2A1, 4.500%, 10/25/18	191
2,964	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,039
1,043	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,065
769	Series 2003-AR15, Class 3A1, VAR, 2.806%, 06/25/33	763

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,832	Series 2004-4, Class 2A4, 5.500%, 09/25/34	2,003
1,399	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,439
37	Series 2004-5, Class 5P, PO, 08/25/19	36
3,057	Series 2004-8, Class 1A4, 5.500%, 12/25/34	3,311
408	Series 2005-9, Class AP, PO, 10/25/35	263
5,077	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	989
267	Series 2005-10, Class AP, PO, 11/25/35	165
4,631	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	4,857
	CSMC,
2,271	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	2,349
63,701	Series 2010-11R, Class A6, VAR, 1.159%, 06/28/47 (e)	60,861
1,979	Series 2010-12R, Class 14A1, VAR, 2.524%, 09/26/46 (e)	1,974
1,610	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	1,625
3,960	Series 2010-17R, Class 1A1, VAR, 2.393%, 06/26/36 (e)	4,075
734	Series 2010-17R, Class 5A1, VAR, 2.702%, 07/26/36 (e)	734
10,161	Series 2011-1R, Class A1, VAR, 1.154%, 02/27/47 (e)	10,143
3,994	Series 2011-6R, Class 3A1, VAR, 2.702%, 07/28/36 (e)	4,016
4,348	Series 2011-7R, Class A1, VAR, 1.405%, 08/28/47 (e)	4,341
19,351	Series 2011-9R, Class A1, VAR, 2.154%, 03/27/46 (e)	19,451
12,053	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	12,191
4,578	Series 2012-2R, Class 2A1, VAR, 2.569%, 03/27/47 (e)	4,513
11,636	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	11,593
	CSMC Trust,
6,726	Series 2010-16, Class A3, VAR, 3.634%, 06/25/50 (e)	6,671
2,823	Series 2010-16, Class A4, VAR, 3.634%, 06/25/50 (e)	2,766

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
1,276	Series 2005-1, Class 2A1, VAR, 5.698%, 02/25/20	1,323
1,554	Series 2005-3, Class 1A1, VAR, 5.345%, 06/25/20	1,582
1,037	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.615%, 04/26/37 (e)	1,027
69	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	68
4,158	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	4,219
	First Boston Mortgage Securities Corp. 1987 STRIPS,
15	Series C, Class IO, IO, 10.965%, 04/25/17	1
8	Series C, Class PO, PO, 04/25/17	9
	First Horizon Alternative Mortgage Securities Trust,
2,377	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,122
16,749	Series 2007-FA4, Class 1A2, IF, IO, 5.495%, 08/25/37	3,311
	First Horizon Mortgage Pass-Through Trust,
61	Series 2003-7, Class 2A1, 4.500%, 09/25/18	62
537	Series 2003-8, Class 2A1, 4.500%, 09/25/18	544
2,189	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,302
1,350	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	1,351
544	Series 2004-AR7, Class 2A2, VAR, 2.556%, 02/25/35	540
4,059	Series 2005-AR1, Class 2A2, VAR, 2.593%, 04/25/35	4,138
2,922	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	2,941
	GMACM Mortgage Loan Trust,
7,091	Series 2003-AR1, Class A4, VAR, 2.986%, 10/19/33	7,026
4,816	Series 2003-AR2, Class 2A4, VAR, 2.853%, 12/19/33	4,869
390	Series 2003-J7, Class A10, 5.500%, 11/25/33	408
4,536	Series 2003-J7, Class A7, 5.000%, 11/25/33	4,685

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
242	Series 2003-J8, Class A, 5.250%, 12/25/33	255
3,160	Series 2004-J5, Class A7, 6.500%, 01/25/35	3,321
1,286	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,323
4,037	Series 2005-AR3, Class 3A4, VAR, 2.963%, 06/19/35	3,913
	GSMPS Mortgage Loan Trust,
900	Series 2004-4, Class 1AF, VAR, 0.555%, 06/25/34 (e)	780
1,663	Series 2005-RP2, Class 1AF, VAR, 0.505%, 03/25/35 (e)	1,406
10,002	Series 2005-RP3, Class 1AF, VAR, 0.505%, 09/25/35 (e)	8,545
7,373	Series 2005-RP3, Class 1AS, IO, VAR, 4.875%, 09/25/35 (e)	1,046
	GSR Mortgage Loan Trust,
678	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	709
347	Series 2003-6F, Class A2, VAR, 0.555%, 09/25/32	327
2,665	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	2,853
1,444	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,550
1,043	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,032
30	Series 2004-15F, Class AP, PO, 12/25/34	29
1,090	Series 2005-5F, Class 8A3, VAR, 0.655%, 06/25/35	1,051
4,444	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,637
305	Series 2005-AR6, Class 3A1, VAR, 2.620%, 09/25/35	304
2,465	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	2,268
8,057	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	7,488
7,726	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	7,721
15,057	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	14,722
2,666	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.458%, 05/25/35	2,694
	Impac Secured Assets CMN Owner Trust,
1,378	Series 2003-2, Class A1, 5.500%, 08/25/33	1,454

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
79	Series 2004-3, Class 1A4, VAR, 0.956%, 11/25/34	77
	Impac Secured Assets Trust,
6,693	Series 2006-1, Class 2A1, VAR, 0.506%, 05/25/36	6,533
11,849	Series 2006-2, Class 2A1, VAR, 0.506%, 08/25/36	11,587
18,607	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	6
4,589	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	4,765
	JP Morgan Mortgage Trust,
936	Series 2004-A3, Class 4A1, VAR, 2.755%, 07/25/34	966
1,685	Series 2004-A4, Class 1A1, VAR, 2.770%, 09/25/34	1,726
831	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	867
3,308	Series 2005-A1, Class 3A4, VAR, 3.478%, 02/25/35	3,369
21,136	Series 2006-A2, Class 4A1, VAR, 2.733%, 08/25/34	21,143
12,359	Series 2006-A2, Class 5A3, VAR, 2.546%, 11/25/33	12,373
2,981	Series 2006-A3, Class 6A1, VAR, 2.757%, 08/25/34	3,017
2,152	Series 2007-A1, Class 5A1, VAR, 2.667%, 07/25/35	2,161
861	Series 2007-A1, Class 5A2, VAR, 2.667%, 07/25/35	865
	JP Morgan Resecuritization Trust,
2,839	Series 2009-6, Class 4A1, VAR, 2.703%, 09/26/36 (e)	2,864
2,732	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	2,727
	Lehman Mortgage Trust,
1,306	Series 2006-2, Class 1A1, VAR, 6.264%, 04/25/36	1,230
1,182	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,069
6,224	Series 2008-2, Class 1A6, 6.000%, 03/25/38	5,778
	LVII Resecuritization Trust,
11,261	Series 2009-2, Class M3, VAR, 5.215%, 09/27/37 (e)	11,558
7,174	Series 2009-3, Class M3, VAR, 5.220%, 11/27/37 (e)	7,309

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
8,968	Series 2009-3, Class M4, VAR, 5.220%, 11/27/37 (e)	9,365
	MASTR Adjustable Rate Mortgages Trust,
1,114	Series 2004-3, Class 4A2, VAR, 2.364%, 04/25/34	1,104
5,549	Series 2004-13, Class 2A1, VAR, 2.648%, 04/21/34	5,753
596	Series 2004-15, Class 3A1, VAR, 2.888%, 12/25/34	591
	MASTR Alternative Loan Trust,
1,845	Series 2003-9, Class 2A1, 6.000%, 12/25/33	1,983
361	Series 2003-9, Class 8A1, 6.000%, 01/25/34	376
1,097	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,162
3,404	Series 2004-3, Class 3A1, 6.000%, 04/25/34	3,611
645	Series 2004-6, Class 30PO, PO, 07/25/34	587
371	Series 2004-6, Class 7A1, 6.000%, 07/25/34	390
571	Series 2004-7, Class 30PO, PO, 08/25/34	455
1,475	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,535
379	Series 2004-10, Class 1A1, 4.500%, 09/25/19	386
1,435	Series 2005-6, Class 3A1, 5.500%, 11/25/20	1,407
	MASTR Asset Securitization Trust,
205	Series 2003-2, Class 1A1, 5.000%, 03/25/18	206
122	Series 2003-2, Class 2A1, 4.500%, 03/25/18	122
386	Series 2003-2, Class 2A10, 4.500%, 03/25/18	387
143	Series 2003-8, Class 1A1, 5.500%, 09/25/33	147
236	Series 2003-9, Class 15PO, PO, 10/25/18	225
264	Series 2003-9, Class 2A7, 5.500%, 10/25/33	273
133	Series 2003-11, Class 3A1, 4.500%, 12/25/18	136
164	Series 2003-12, Class 30PO, PO, 12/25/33	150
395	Series 2003-12, Class 6A1, 5.000%, 12/25/33	410
131	Series 2004-1, Class 30PO, PO, 02/25/34	109
2,726	Series 2004-4, Class 1A6, 5.250%, 12/26/33	2,845

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
28		Series 2004-4, Class 3A1, 4.500%, 04/25/19	28
155		Series 2004-6, Class 15PO, PO, 07/25/19	151
385		Series 2004-8, Class 1A1, 4.750%, 08/25/19	396
82		Series 2004-8, Class PO, PO, 08/25/19	76
518		Series 2004-9, Class 5A1, 5.250%, 09/25/19	536
1,663		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,793
		MASTR Reperforming Loan Trust,
13,535		Series 2005-2, Class 1A1F, VAR, 0.505%, 05/25/35 (e)	11,511
1,601		Series 2006-2, Class 1A1, VAR, 4.835%, 05/25/36 (e)	1,523
2,028		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,623
		Merrill Lynch Mortgage Investors Trust,
1,252		Series 2003-A5, Class 2A6, VAR, 2.356%, 08/25/33	1,273
2,804		Series 2003-E, Class A1, VAR, 0.776%, 10/25/28	2,758
3,101		Series 2003-F, Class A1, VAR, 0.796%, 10/25/28	3,101
2,612		Series 2004-1, Class 2A1, VAR, 2.146%, 12/25/34	2,638
1,236		Series 2004-A, Class A1, VAR, 0.616%, 04/25/29	1,177
2,259		Series 2004-A4, Class A2, VAR, 2.490%, 08/25/34	2,328
2,854		Series 2004-C, Class A2, VAR, 0.949%, 07/25/29	2,862
4,375		Series 2005-A2, Class A1, VAR, 2.485%, 02/25/35	4,357
3,846		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.281%, 06/25/37	3,802
41		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	44
		Morgan Stanley Mortgage Loan Trust,
4,842		Series 2004-3, Class 4A, VAR, 5.701%, 04/25/34	5,117
1,350		Series 2004-9, Class 4A, VAR, 5.303%, 10/25/19	1,369
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,342.500%, 04/20/21	5
1,726		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.476%, 02/25/35	1,673

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	MRFC Mortgage Pass-Through Trust,
5,418	Series 2000-TBC2, Class A1, VAR, 0.635%, 06/15/30	5,310
1,160	Series 2000-TBC3, Class A1, VAR, 0.595%, 12/15/30	1,093
939	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	959
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
527	Series 2003-A1, Class A1, 5.500%, 05/25/33	544
241	Series 2003-A1, Class A2, 6.000%, 05/25/33	249
125	Series 2003-A1, Class A5, 7.000%, 04/25/33	129
9	Series 2003-A1, Class A7, 5.000%, 04/25/18	9
1,771	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.560%, 03/26/36 (e)	1,771
	PaineWebber CMO Trust,
2	Series H, Class 4, 8.750%, 04/01/18	2
10	Series P, Class 4, 8.500%, 08/01/19	11
2,149	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	2,264
1,069	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.575%, 05/25/35	1,093
	RALI Trust,
511	Series 2001-QS19, Class A2, 6.000%, 12/25/16	518
255	Series 2002-QS16, Class A3, IF, 16.298%, 10/25/17	268
1,048	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,067
2,501	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,615
1,505	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,529
223	Series 2003-QS1, Class A6, 4.250%, 01/25/33	224
900	Series 2003-QS12, Class A2A, IF, IO, 7.445%, 06/25/18	92
274	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	19
8,211	Series 2003-QS13, Class A2, 4.000%, 07/25/33	7,685

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,031	Series 2003-QS14, Class A1, 5.000%, 07/25/18	2,068
7,978	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,163
656	Series 2003-QS18, Class A1, 5.000%, 09/25/18	672
6,931	Series 2003-QS19, Class A1, 5.750%, 10/25/33	7,516
564	Series 2003-QS3, Class A2, IF, 16.158%, 02/25/18	613
362	Series 2003-QS3, Class A8, IF, IO, 7.445%, 02/25/18	16
1,479	Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	163
11,677	Series 2004-QS7, Class A4, 5.500%, 05/25/34	11,970
2,448	Series 2005-QA6, Class A32, VAR, 3.685%, 05/25/35	1,829
338	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	272
	RBSSP Resecuritization Trust,
5,020	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	5,411
1,774	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,895
524	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	528
3,159	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	3,256
8,315	Series 2009-12, Class 1A1, VAR, 5.984%, 11/25/33 (e)	8,889
3,825	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	4,036
11,940	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	12,203
865	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	872
10,513	Series 2012-3, Class 3A1, VAR, 0.305%, 09/26/36 (e)	9,936
154	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	139
	Residential Asset Securitization Trust,
514	Series 2003-A13, Class A3, 5.500%, 01/25/34	528
46	Series 2003-A14, Class A1, 4.750%, 02/25/19	47
895	Series 2003-A8, Class A5, 4.250%, 10/25/18	914

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
13,998	Series 2005-A2, Class A4, IF, IO, 4.894%, 03/25/35	1,924
1,430	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,311
	RFMSI Trust,
1,050	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,058
162	Series 2003-S14, Class A4, PO, 07/25/18	155
429	Series 2003-S16, Class A3, 5.000%, 09/25/18	430
761	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	778
279	Series 2004-S6, Class 2A6, PO, 06/25/34	247
465	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	477
1,413	Series 2005-SA4, Class 1A1, VAR, 2.849%, 09/25/35	1,189
26	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	22
9,241	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	9,742
	Salomon Brothers Mortgage Securities VII, Inc.,
3,965	Series 2003-HYB1, Class A, VAR, 2.618%, 09/25/33	4,053
81	Series 2003-UP2, Class PO1, PO, 12/25/18	72
	Sequoia Mortgage Trust,
2,289	Series 2004-8, Class A1, VAR, 0.854%, 09/20/34	2,176
3,482	Series 2004-8, Class A2, VAR, 1.135%, 09/20/34	3,345
1,053	Series 2004-10, Class A1A, VAR, 0.464%, 11/20/34	1,054
3,617	Series 2004-11, Class A1, VAR, 0.454%, 12/20/34	3,609
3,975	Series 2004-12, Class A3, VAR, 0.667%, 01/20/35	3,644
	Springleaf Mortgage Loan Trust,
9,145	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	9,486
12,757	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	13,802
5,007	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	5,112
16,277	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	17,054
20,177	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	20,541

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
15,021	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	15,746
25,044	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	24,997
8,656	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	8,568
5,072	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	4,971
4,311	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,312
1,917	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,937
17,946	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	17,878
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,447
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	6,918
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	5,743
18,816	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	18,767
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,684
685	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	685
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	10,969
2,007	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.782%, 06/25/34	1,990
	Structured Asset Mortgage Investments II Trust,
2,836	Series 2004-AR5, Class 1A1, VAR, 0.813%, 10/19/34	2,698
12,169	Series 2005-AR5, Class A3, VAR, 0.403%, 07/19/35	12,086
	Structured Asset Securities Corp.,
3,828	Series 2003-37A, Class 2A, VAR, 3.611%, 12/25/33	3,859
3,667	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	3,914
1,303	Series 2005-RF3, Class 1A, VAR, 0.505%, 06/25/35 (e)	1,054
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
391	Series 2002-17, Class B1, VAR, 6.069%, 09/25/32	390

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,178	Series 2003-16, Class A3, VAR, 0.655%, 06/25/33	1,164
1,241	Series 2003-29, Class 1A1, 4.750%, 09/25/18	1,269
505	Series 2003-30, Class 1A1, 5.500%, 10/25/33	532
412	Series 2003-32, Class 1A1, VAR, 5.501%, 11/25/33	426
4,128	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	4,224
1,216	Series 2003-34A, Class 3A3, VAR, 2.476%, 11/25/33	1,222
8,778	Series 2004-5H, Class A4, 5.540%, 12/25/33	9,031
1,019	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	1,040
	Thornburg Mortgage Securities Trust,
1,875	Series 2003-4, Class A1, VAR, 0.796%, 09/25/43	1,784
814	Series 2004-4, Class 3A, VAR, 2.017%, 12/25/44	819
	WaMu Mortgage Pass-Through Certificates,
206	Series 2003-S10, Class A2, 5.000%, 10/25/18	212
1,256	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,287
	WaMu Mortgage Pass-Through Certificates Trust,
6,250	Series 2003-AR11, Class A6, VAR, 2.445%, 10/25/33	6,373
2,203	Series 2003-AR7, Class A7, VAR, 2.299%, 08/25/33	2,242
11,348	Series 2003-AR9, Class 1A6, VAR, 2.420%, 09/25/33	11,618
2,365	Series 2003-AR9, Class 2A, VAR, 2.443%, 09/25/33	2,404
2,014	Series 2003-S1, Class A5, 5.500%, 04/25/33	2,073
594	Series 2003-S13, Class 23A1, VAR, 0.705%, 12/25/18	575
642	Series 2003-S4, Class 2A10, IF, 17.035%, 06/25/33	743
1,187	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,216
385	Series 2003-S8, Class A6, 4.500%, 09/25/18	395
8,751	Series 2003-S9, Class A8, 5.250%, 10/25/33	8,999

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
214	Series 2003-S9, Class P, PO, 10/25/33	177
3,025	Series 2004-AR3, Class A1, VAR, 2.443%, 06/25/34	3,084
3,887	Series 2004-AR3, Class A2, VAR, 2.443%, 06/25/34	3,962
1,280	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,314
1,468	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	1,520
41	Series 2004-S1, Class 1A3, VAR, 0.555%, 03/25/34	41
7,746	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	8,130
2,178	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	2,296
287	Series 2006-AR10, Class 2P, VAR, 2.384%, 09/25/36	174
1,300	Series 2006-AR8, Class 1A2, VAR, 2.400%, 08/25/46	1,124
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
3,258	Series 2005-1, Class 1A1, 5.500%, 03/25/35	3,258
272	Series 2005-1, Class CP, PO, 03/25/35	187
15,579	Series 2005-2, Class 1A4, IF, IO, 4.894%, 04/25/35	2,261
3,593	Series 2005-2, Class 2A3, IF, IO, 4.844%, 04/25/35	463
5,419	Series 2005-4, Class CB7, 5.500%, 06/25/35	5,321
5,317	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,124
1,152	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,061
478	Series 2006-1, Class 3A2, 5.750%, 02/25/36	436
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
202	Series 2003-MS5, Class 1A4, VAR, 0.655%, 03/25/18	199
34	Series 2003-MS7, Class P, PO, 03/25/33	25
	Wells Fargo Alternative Loan Trust,
203	Series 2003-1, Class APO, PO, 09/25/33	195
663	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	610
8,258	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	8,315

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Wells Fargo Mortgage-Backed Securities Trust,
4,489	Series 2003-K, Class 1A1, VAR, 2.501%, 11/25/33	4,610
172	Series 2003-K, Class 1A2, VAR, 2.501%, 11/25/33	178
700	Series 2003-L, Class 2A1, VAR, 2.535%, 11/25/33	685
1,028	Series 2004-4, Class A9, 5.500%, 05/25/34	1,094
1,360	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	1,378
3,934	Series 2004-EE, Class 2A1, VAR, 2.612%, 12/25/34	4,022
2,676	Series 2004-EE, Class 2A2, VAR, 2.612%, 12/25/34	2,747
4,017	Series 2004-EE, Class 3A1, VAR, 2.695%, 12/25/34	4,088
1,311	Series 2004-EE, Class 3A2, VAR, 2.695%, 12/25/34	1,340
5,725	Series 2004-I, Class 1A1, VAR, 2.643%, 07/25/34	5,808
17,331	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	17,742
2,853	Series 2004-V, Class 1A1, VAR, 2.621%, 10/25/34	2,965
3,660	Series 2004-V, Class 1A2, VAR, 2.621%, 10/25/34	3,773
1,931	Series 2005-14, Class 1A1, 5.500%, 12/25/35	2,050
395	Series 2005-14, Class 2APO, PO, 12/25/35	303
31,775	Series 2005-AR3, Class 1A1, VAR, 2.621%, 03/25/35	32,374
3,754	Series 2005-AR8, Class 2A1, VAR, 2.642%, 06/25/35	3,793
912	Series 2007-7, Class A7, 6.000%, 06/25/37	891
4,035	Series 2007-9, Class 1A8, 5.500%, 07/25/37	4,133
4,891	Series 2007-11, Class A14, 6.000%, 08/25/37	4,754

		1,754,160

	Total Collateralized Mortgage Obligations (Cost $5,835,997)	6,042,873

Commercial Mortgage-Backed Securities — 4.0%
	A10 Securitization LLC,
14,039	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	14,104

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,997	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	10,990
	A10 Term Asset Financing LLC,
23,388	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	23,424
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	2,005
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,439
7,026	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	6,813
	Banc of America Commercial Mortgage Trust,
2,560	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	2,736
15,609	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	16,937
10,313	Series 2006-4, Class A4, 5.634%, 07/10/46	11,203
8,430	Series 2006-5, Class A4, 5.414%, 09/10/47	9,129
213,313	Series 2006-5, Class XC, IO, VAR, 0.640%, 09/10/47 (e)	2,608
8,719	Series 2007-5, Class A4, 5.492%, 02/10/51	9,564
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4,484	Series 2005-1, Class AJ, VAR, 5.289%, 11/10/42	4,665
4,484	Series 2005-3, Class A4, 4.668%, 07/10/43	4,675
9,528	Series 2005-3, Class AM, 4.727%, 07/10/43	9,882
2,242	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,362
477,218	Series 2005-5, Class XC, IO, VAR, 0.082%, 10/10/45 (e)	874
783	Series 2005-6, Class ASB, VAR, 5.183%, 09/10/47	783
8,475	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.605%, 06/24/50 (e)	9,294
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	22,797
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	24,538

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	Bear Stearns Commercial Mortgage Securities Trust,
3,171	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	3,181
782	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	791
7,677	Series 2006-PW11, Class A4, VAR, 5.439%, 03/11/39	8,238
206,003	Series 2006-PW14, Class X1, IO, VAR, 0.640%, 12/11/38 (e)	3,500
2,413	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,637
585,614	Series 2007-T26, Class X1, IO, VAR, 0.041%, 01/12/45 (e)	3,326
	CD Commercial Mortgage Trust,
5,381	Series 2005-CD1, Class AJ, VAR, 5.219%, 07/15/44	5,684
212,748	Series 2007-CD4, Class XC, IO, VAR, 0.165%, 12/11/49 (e)	2,014
124,401	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.496%, 10/15/48 (e)	1,847
	Citigroup Commercial Mortgage Trust,
6,457	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	6,707
3,835	Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,889
	COBALT CMBS Commercial Mortgage Trust,
5,385	Series 2006-C1, Class A4, 5.223%, 08/15/48	5,826
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,184
156,205	Series 2006-C1, Class IO, IO, VAR, 0.812%, 08/15/48	2,900
	COMM Mortgage Trust,
5,650	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	5,865
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,224
29,851	Series 2012-CR2, Class XA, IO, VAR, 1.936%, 08/15/45	3,271
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,693
6,150	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	5,871
1,231	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.086%, 01/17/32	1,236
	Commercial Mortgage Pass-Through Certificates,
4,796	Series 2012-MVP, Class A, VAR, 2.106%, 11/17/26 (e)	4,818

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,996	Series 2014-TWC, Class A, VAR, 1.004%, 02/13/32 (e)	8,997
	Commercial Mortgage Trust,
3,139	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,226
2,690	Series 2006-GG7, Class AM, VAR, 5.820%, 07/10/38	2,947
	Credit Suisse Commercial Mortgage Trust,
6,412	Series 2006-C2, Class A3, VAR, 5.681%, 03/15/39	6,883
213,957	Series 2007-C2, Class AX, IO, VAR, 0.095%, 01/15/49 (e)	773
1,525	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,590
	DBRR Trust,
1,691	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	1,691
8,781	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	8,756
38,967	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.422%, 07/10/44 (e)	2,164
13,555	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	14,140
24,000	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2, 2.615%, 01/25/23	23,080
	GE Capital Commercial Mortgage Corp.,
10,313	Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	10,642
9,685	Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	9,929
12,555	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	13,145
	GS Mortgage Securities Corp. II,
4,853	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	4,872
12,214	Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	12,249
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	4,327
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,425
	GS Mortgage Securities Trust,
6,547	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	7,021

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
121,090	Series 2006-GG8, Class X, IO, VAR, 0.579%, 11/10/39 (e)	1,550
4,932	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,441
510	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	510
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,259	Series 2004-CB9, Class A4, VAR, 5.590%, 06/12/41	4,311
4,619	Series 2005-CB11, Class AJ, VAR, 5.389%, 08/12/37	4,837
479,479	Series 2005-CB11, Class X1, IO, VAR, 0.128%, 08/12/37 (e)	776
501,660	Series 2005-LDP5, Class X1, IO, VAR, 0.126%, 12/15/44 (e)	895
1,566	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,699
321,265	Series 2006-CB15, Class X1, IO, VAR, 0.248%, 06/12/43	1,973
1,915	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,078
1,422	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,549
2,709	Series 2006-LDP9, Class A3SF, VAR, 0.309%, 05/15/47	2,697
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,630
1,345	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,497
291,929	Series 2007-LD12, Class X, IO, VAR, 0.080%, 02/15/51	808
76,919	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.634%, 05/25/39 (e)	1,875
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	8,459
	LB-UBS Commercial Mortgage Trust,
4,484	Series 2006-C1, Class A4, 5.156%, 02/15/31	4,756
1,296	Series 2006-C4, Class A4, VAR, 5.837%, 06/15/38	1,409
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,730
5,484	Series 2007-C2, Class A3, 5.430%, 02/15/40	6,062
116,838	Series 2007-C2, Class XW, IO, VAR, 0.538%, 02/15/40	1,891

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Merrill Lynch Mortgage Trust,
2,094	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,227
2,982	Series 2005-LC1, Class AJ, VAR, 5.367%, 01/12/44	3,207
587	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	589
1,973	Series 2006-C1, Class A4, VAR, 5.686%, 05/12/39	2,138
	ML-CFC Commercial Mortgage Trust,
4,381	Series 2006-1, Class A4, VAR, 5.468%, 02/12/39	4,688
360,708	Series 2006-4, Class XC, IO, VAR, 0.208%, 12/12/49 (e)	4,083
5,551	Series 2007-9, Class A4, 5.700%, 09/12/49	6,236
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	18,661
	Morgan Stanley Capital I Trust,
2,142	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,155
181,585	Series 2006-IQ12, Class X1, IO, VAR, 0.507%, 12/15/43 (e)	2,233
316,013	Series 2007-HQ11, Class X, IO, VAR, 0.221%, 02/12/44 (e)	1,716
95,203	Series 2007-HQ13, Class X1, IO, VAR, 0.409%, 12/15/44 (e)	1,141
290,788	Series 2007-IQ13, Class X, IO, VAR, 0.415%, 03/15/44 (e)	3,177
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,866
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,362
	Morgan Stanley Re-REMIC Trust,
7,069	Series 2009-IO, Class B, PO, 07/17/56 (e)	7,008
12,979	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	13,038
4,763	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	4,834
17,622	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	17,687
42,453	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	42,559
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	8,471
552	Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	555

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
58,108	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	59,939
	NorthStar, (Cayman Islands),
15,793	Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	15,808
6,359	Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	6,317
14,796	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.356%, 08/25/29 (e)	14,807
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,215
3,026	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/16/40 (e)	3,048
14,374	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	14,765
10,885	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.549%, 08/15/39	11,143
17,523	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.329%, 05/10/45 (e)	2,259
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	15,374
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,430
67,082	Series 2012-C2, Class XA, IO, VAR, 1.789%, 05/10/63 (e)	5,894
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,311
2,690	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	2,718
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	10,727
24,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	25,976
	Wachovia Bank Commercial Mortgage Trust,
4,051	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	4,057
7,174	Series 2005-C22, Class A4, VAR, 5.291%, 12/15/44	7,610
838,478	Series 2006-C24, Class XC, IO, VAR, 0.103%, 03/15/45 (e)	2,524
13,452	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	13,226
21,565	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	21,459

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	9,903
1,839	Series 2012-C6, Class A1, 1.081%, 04/15/45	1,845
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,505

	Total Commercial Mortgage-Backed Securities (Cost $906,672)	921,305

Corporate Bonds — 19.1%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,252
2,991	4.250%, 03/01/21	3,180
6,278	5.250%, 12/01/41	6,678

		14,110

	Automobiles — 0.1%
	Daimler Finance North America LLC,
10,331	1.650%, 04/10/15 (e)	10,437
3,758	1.875%, 01/11/18 (e)	3,778
1,692	2.375%, 08/01/18 (e)	1,719
4,706	2.625%, 09/15/16 (e)	4,890
8,789	2.950%, 01/11/17 (e)	9,225
1,345	8.500%, 01/18/31	2,004

		32,053

	Household Durables — 0.0% (g)
2,690	Newell Rubbermaid, Inc., 4.700%, 08/15/20	2,892

	Media — 1.0%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,601
2,690	6.650%, 11/15/37	3,261
1,345	6.900%, 08/15/39	1,677
1,762	7.250%, 05/18/18	2,145
3,946	7.300%, 04/30/28	4,918
2,690	7.625%, 11/30/28	3,443
986	8.000%, 10/17/16	1,161
942	8.875%, 04/26/23	1,237
1,525	9.500%, 07/15/24	2,055
	CBS Corp.,
1,345	4.300%, 02/15/21	1,416
673	5.500%, 05/15/33	703
1,279	5.750%, 04/15/20	1,453
583	5.900%, 10/15/40	640
1,121	7.875%, 09/01/23	1,361

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
5,403	7.875%, 07/30/30	7,036
1,569	8.875%, 05/15/19	2,024
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,702
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	1,103
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,228
	Comcast Corp.,
10,484	4.250%, 01/15/33	10,341
1,166	5.900%, 03/15/16	1,285
2,690	6.450%, 03/15/37	3,310
897	6.500%, 01/15/17	1,034
11,658	6.500%, 11/15/35	14,425
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,847
746	5.450%, 12/15/14	774
1,166	8.375%, 03/01/39 (e)	1,489
2,377	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	2,855
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5,381	3.800%, 03/15/22	5,319
5,022	4.600%, 02/15/21	5,293
3,876	5.000%, 03/01/21	4,181
11,179	6.000%, 08/15/40	11,608
2,861	6.375%, 03/01/41	3,106
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,956
2,269	4.950%, 05/15/42	2,223
3,018	Historic TW, Inc., 9.150%, 02/01/23	4,116
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,605
4,575	5.950%, 04/01/41	5,386
3,233	6.400%, 04/30/40	3,951
	Thomson Reuters Corp., (Canada),
8,115	3.950%, 09/30/21	8,296
2,716	4.500%, 05/23/43	2,448
1,928	4.700%, 10/15/19	2,118
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	3,473
873	5.850%, 05/01/17	987
4,125	5.875%, 11/15/40	4,451
2,327	6.550%, 05/01/37	2,696
4,080	6.750%, 07/01/18	4,810
1,794	6.750%, 06/15/39	2,129
2,197	7.300%, 07/01/38	2,746
1,928	8.250%, 04/01/19	2,428

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
1,601	8.750%, 02/14/19	2,043
	Time Warner Entertainment Co. LP,
1,812	8.375%, 03/15/23	2,382
5,829	8.375%, 07/15/33	7,950
	Time Warner, Inc.,
5,085	4.750%, 03/29/21	5,593
1,573	5.375%, 10/15/41	1,652
2,802	6.200%, 03/15/40	3,209
1,474	6.250%, 03/29/41	1,720
2,238	6.500%, 11/15/36	2,627
3,430	7.625%, 04/15/31	4,520
1,125	7.700%, 05/01/32	1,500
	Viacom, Inc.,
1,499	1.250%, 02/27/15	1,508
1,951	3.125%, 06/15/22	1,870
599	3.250%, 03/15/23	575
5,046	3.875%, 12/15/21	5,170
6,243	4.375%, 03/15/43	5,521
538	4.500%, 03/01/21	577
1,813	4.500%, 02/27/42	1,635

		230,902

	Multiline Retail — 0.1%
897	Kohl’s Corp., 6.250%, 12/15/17	1,041
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,420
1,671	4.375%, 09/01/23	1,738
877	5.125%, 01/15/42	903
1,166	7.450%, 07/15/17	1,361
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,647
	Target Corp.,
1,883	6.000%, 01/15/18	2,190
636	7.000%, 01/15/38	836

		15,136

	Specialty Retail — 0.1%
3,397	Gap, Inc. (The), 5.950%, 04/12/21	3,819
	Home Depot, Inc. (The),
673	4.400%, 04/01/21	745
4,125	5.400%, 03/01/16	4,518
	Lowe’s Cos., Inc.,
3,901	4.650%, 04/15/42	3,921
2,067	5.125%, 11/15/41	2,219
3,139	Series B, 7.110%, 05/15/37	4,060

		19,282

	Total Consumer Discretionary	314,375

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	1,022
986	5.750%, 04/01/36	1,152
7,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	7,122
6,322	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	7,924
1,390	Coca-Cola Co. (The), 4.875%, 03/15/19	1,574
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,553
2,493	4.828%, 07/15/20	2,812
1,928	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	2,079
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,968
3,565	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	3,759
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,595
	PepsiCo, Inc.,
839	0.800%, 08/25/14	841
10,210	1.250%, 08/13/17	10,225
2,245	3.000%, 08/25/21	2,269
207	7.900%, 11/01/18	262
	SABMiller Holdings, Inc.,
3,393	1.850%, 01/15/15 (e)	3,433
4,179	3.750%, 01/15/22 (e)	4,285
762	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	855

		61,730

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
3,214	4.000%, 12/05/23	3,296
2,155	5.300%, 12/05/43	2,368
6,093	5.750%, 05/15/41	7,041
1,794	6.125%, 09/15/39	2,149
6,160	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	6,832
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,560
2,093	4.000%, 02/01/24	2,130
12,466	5.000%, 04/15/42	12,490
829	5.400%, 07/15/40	879
1,794	6.150%, 01/15/20	2,126
538	6.400%, 08/15/17	621
11,049	7.500%, 04/01/31	13,994

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — Continued
7,567	Walgreen Co., 3.100%, 09/15/22	7,307
	Wal-Mart Stores, Inc.,
1,076	5.250%, 09/01/35	1,213
942	6.200%, 04/15/38	1,180
628	7.550%, 02/15/30	880

		68,066

	Food Products — 0.3%
1,973	Archer-Daniels-Midland Co., 5.935%, 10/01/32	2,306
6,959	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	8,659
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	608
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	6,873
2,443	4.307%, 05/14/21 (e)	2,614
1,390	6.000%, 11/27/17 (e)	1,601
2,556	7.350%, 03/06/19 (e)	3,123
	ConAgra Foods, Inc.,
2,042	1.300%, 01/25/16	2,059
2,069	2.100%, 03/15/18	2,074
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,302
3,802	3.125%, 05/17/22	3,711
2,036	3.250%, 05/21/18	2,148
	Kraft Foods Group, Inc.,
5,113	3.500%, 06/06/22	5,142
4,392	5.000%, 06/04/42	4,578
2,765	5.375%, 02/10/20	3,162
4,612	6.125%, 08/23/18	5,412
2,690	6.500%, 02/09/40	3,338
9,117	6.875%, 01/26/39	11,742
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,193

		77,645

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,167
448	7.500%, 11/01/18	561
1,600	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	2,057
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,051

		4,836

	Total Consumer Staples	212,277

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy — 1.5%
	Energy Equipment & Services — 0.2%
	Cameron International Corp.,
1,534	1.600%, 04/30/15	1,550
909	4.000%, 12/15/23	914
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,887
673	6.150%, 09/15/19	807
4,529	7.450%, 09/15/39	6,355
2,242	7.600%, 08/15/96 (e)	3,180
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,399
557	Noble Holding International Ltd., (Cayman Islands), 5.250%, 03/15/42	548
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	2,998
	Transocean, Inc., (Cayman Islands),
2,491	3.800%, 10/15/22	2,363
1,693	6.375%, 12/15/21	1,899
6,553	6.500%, 11/15/20	7,411
1,334	7.350%, 12/15/41	1,610
448	7.500%, 04/15/31	525
	Weatherford International Ltd., (Bermuda),
2,162	4.500%, 04/15/22	2,255
844	5.950%, 04/15/42	897
986	6.500%, 08/01/36	1,100
2,390	9.875%, 03/01/39	3,562

		42,260

	Oil, Gas & Consumable Fuels — 1.3%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	2,900
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,305
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,799
	Anadarko Petroleum Corp.,
363	5.750%, 06/15/14	368
7,623	7.625%, 03/15/14	7,638
3,226	8.700%, 03/15/19	4,123
2,933	ANR Pipeline Co., 9.625%, 11/01/21	4,028
	Apache Corp.,
853	3.250%, 04/15/22	864
3,611	4.750%, 04/15/43	3,635
2,242	6.900%, 09/15/18	2,712
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,632
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,984

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
5,991	1.846%, 05/05/17	6,112
5,200	2.237%, 05/10/19	5,227
2,279	2.750%, 05/10/23	2,135
2,273	3.245%, 05/06/22	2,264
1,575	3.814%, 02/10/24	1,592
4,932	3.875%, 03/10/15	5,107
5,560	4.742%, 03/11/21	6,199
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	634
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,413
	Canadian Natural Resources Ltd., (Canada),
359	5.900%, 02/01/18	411
4,152	6.250%, 03/15/38	4,895
1,300	6.450%, 06/30/33	1,520
1,794	6.750%, 02/01/39	2,207
359	7.200%, 01/15/32	447
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,523
3,708	4.450%, 09/15/42	3,493
3,049	6.750%, 11/15/39	3,807
	Chevron Corp.,
2,725	2.427%, 06/24/20	2,738
4,574	4.950%, 03/03/19	5,250
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	632
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,528
1,794	5.750%, 02/01/19	2,113
1,300	6.000%, 01/15/20	1,552
1,300	6.500%, 02/01/39	1,700
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,234
	Devon Energy Corp.,
1,345	1.875%, 05/15/17	1,363
5,180	3.250%, 05/15/22	5,106
2,807	4.750%, 05/15/42	2,783
1,731	6.300%, 01/15/19	2,056
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,474
1,027	6.500%, 08/15/34	1,186
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	4,987
	Enterprise Products Operating LLC,
2,687	3.900%, 02/15/24	2,704
1,758	5.100%, 02/15/45	1,798

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,046
4,753	4.100%, 02/01/21	5,089
1,614	6.875%, 10/01/18	1,949
1,507	Hess Corp., 7.875%, 10/01/29	1,993
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,199
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,344
9,049	7.875%, 09/15/31	11,815
	Magellan Midstream Partners LP,
7,133	5.150%, 10/15/43	7,446
1,794	6.550%, 07/15/19	2,140
	Marathon Oil Corp.,
2,528	5.900%, 03/15/18	2,903
2,511	6.000%, 10/01/17	2,890
2,179	Occidental Petroleum Corp., 1.750%, 02/15/17	2,216
1,031	PC Financial Partnership, 5.000%, 11/15/14	1,063
4,978	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	4,513
	Petrobras International Finance Co., (Cayman Islands),
6,459	5.375%, 01/27/21	6,475
986	6.750%, 01/27/41	953
1,794	7.875%, 03/15/19	2,051
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,655
2,870	6.800%, 05/15/38	3,635
	Petroleos Mexicanos, (Mexico),
2,165	4.875%, 01/18/24 (e)	2,225
4,650	6.375%, 01/23/45 (e)	4,937
	Phillips 66,
2,099	2.950%, 05/01/17	2,209
1,181	4.300%, 04/01/22	1,246
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,028
4,132	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,124
	Spectra Energy Capital LLC,
4,054	3.300%, 03/15/23	3,680
2,197	5.650%, 03/01/20	2,440
314	5.668%, 08/15/14	321
2,233	7.500%, 09/15/38	2,671
4,475	8.000%, 10/01/19	5,440

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,738
1,801	5.950%, 09/25/43	2,051
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,897
2,430	2.450%, 01/17/23	2,296
5,765	2.650%, 01/15/24	5,387
1,256	2.900%, 11/08/20	1,273
2,646	3.125%, 08/17/17	2,816
2,064	3.150%, 01/23/22	2,080
1,673	4.250%, 11/23/41	1,623
3,318	5.250%, 04/15/19	3,830
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,436
1,704	6.100%, 06/01/18	1,991
807	6.850%, 06/01/39	1,031
	Talisman Energy, Inc., (Canada),
7,470	5.500%, 05/15/42	7,505
1,489	5.850%, 02/01/37	1,514
1,426	6.250%, 02/01/38	1,525
4,802	7.750%, 06/01/19	5,850
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,731
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,701
3,139	8.125%, 02/15/30	4,520
1,508	Total Capital Canada Ltd., (Canada), VAR, 0.619%, 01/15/16	1,517
	Total Capital International S.A., (France),
2,227	0.750%, 01/25/16	2,238
1,894	1.500%, 02/17/17	1,926
5,044	1.550%, 06/28/17	5,113
1,256	2.875%, 02/17/22	1,238
	Total Capital S.A., (France),
8,968	2.300%, 03/15/16	9,287
1,989	4.125%, 01/28/21	2,145
	TransCanada PipeLines Ltd., (Canada),
1,345	6.200%, 10/15/37	1,623
1,704	6.500%, 08/15/18	2,031
2,377	7.125%, 01/15/19	2,908
1,883	7.250%, 08/15/38	2,504

		316,199

	Total Energy	358,459

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Financials — 9.1%
	Capital Markets — 1.8%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	5,827
	Bank of New York Mellon Corp. (The),
2,562	1.200%, 02/20/15	2,582
8,781	2.400%, 01/17/17	9,124
7,174	2.950%, 06/18/15	7,404
2,242	3.100%, 01/15/15	2,295
3,089	3.550%, 09/23/21	3,213
3,335	3.650%, 02/04/24	3,390
3,363	4.600%, 01/15/20	3,732
	BlackRock, Inc.,
7,802	3.375%, 06/01/22	7,951
2,910	3.500%, 12/10/14	2,980
8,335	Series 2, 5.000%, 12/10/19	9,528
12,555	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	14,415
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	3,008
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,414
1,076	Credit Suisse USA, Inc., 4.875%, 01/15/15	1,117
	Deutsche Bank AG, (Germany),
6,995	3.250%, 01/11/16	7,311
3,157	3.875%, 08/18/14	3,207
2,959	6.000%, 09/01/17	3,395
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,699
	Goldman Sachs Group, Inc. (The),
5,980	1.600%, 11/23/15	6,047
2,400	2.625%, 01/31/19	2,414
2,282	2.900%, 07/19/18	2,345
3,367	3.300%, 05/03/15	3,467
5,798	3.625%, 02/07/16	6,088
2,287	3.625%, 01/22/23	2,255
3,605	3.700%, 08/01/15	3,748
4,400	4.000%, 03/03/24	4,404
6,033	5.250%, 07/27/21	6,719
8,750	5.375%, 03/15/20	9,856
4,753	5.750%, 01/24/22	5,428
11,569	5.950%, 01/18/18	13,215
13,156	Series D, 6.000%, 06/15/20	15,283
1,973	6.150%, 04/01/18	2,274
6,699	6.250%, 09/01/17	7,709
1,435	6.750%, 10/01/37	1,656
29,379	7.500%, 02/15/19	35,984

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
	ING Bank N.V., (Netherlands),
4,484	1.375%, 03/07/16 (e)	4,504
2,225	2.000%, 09/25/15 (e)	2,264
9,890	3.750%, 03/07/17 (e)	10,564
3,914	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	4,010
	Jefferies Group LLC,
2,758	3.875%, 11/09/15	2,878
2,466	5.125%, 04/13/18	2,682
5,022	6.450%, 06/08/27	5,386
8,295	8.500%, 07/15/19	10,244
23,630	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	25,733
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,609
8,981	6.250%, 01/14/21 (e)	10,085
6,270	7.300%, 08/01/14 (e)	6,441
668	7.625%, 08/13/19 (e)	808
	Morgan Stanley,
1,473	1.750%, 02/25/16	1,498
5,942	4.000%, 07/24/15	6,198
3,823	4.200%, 11/20/14	3,923
3,608	5.000%, 11/24/25	3,747
4,663	5.450%, 01/09/17	5,187
6,729	5.500%, 07/24/20	7,662
3,228	5.500%, 07/28/21	3,677
12,752	5.625%, 09/23/19	14,647
2,910	5.750%, 01/25/21	3,344
960	5.950%, 12/28/17	1,101
5,201	6.000%, 05/13/14	5,257
2,954	6.000%, 04/28/15	3,132
3,968	6.625%, 04/01/18	4,668
7,533	7.300%, 05/13/19	9,236
	Nomura Holdings, Inc., (Japan),
7,511	4.125%, 01/19/16	7,920
2,536	5.000%, 03/04/15	2,635
2,610	6.700%, 03/04/20	3,075
	State Street Corp.,
2,791	3.100%, 05/15/23	2,666
5,771	3.700%, 11/20/23	5,908
	UBS AG, (Switzerland),
6,800	3.875%, 01/15/15	7,003
976	4.875%, 08/04/20	1,094
1,644	5.750%, 04/25/18	1,897
596	5.875%, 12/20/17	687

		419,854

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — 2.8%
3,394	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	3,419
2,628	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	2,720
	Australia & New Zealand Banking Group Ltd., (Australia),
8,932	2.400%, 11/23/16 (e)	9,268
5,560	3.250%, 03/01/16 (e)	5,829
2,571	4.875%, 01/12/21 (e)	2,857
	Bank of Montreal, (Canada),
12,301	1.400%, 09/11/17	12,282
7,632	2.550%, 11/06/22	7,197
	Bank of Nova Scotia, (Canada),
7,533	2.550%, 01/12/17	7,872
6,341	3.400%, 01/22/15	6,513
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
8,518	2.350%, 02/23/17 (e)	8,781
3,916	3.850%, 01/22/15 (e)	4,025
8,000	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	8,024
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,474
7,511	2.500%, 09/21/15 (e)	7,737
10,365	2.750%, 02/23/15	10,587
986	5.000%, 09/22/16	1,085
8,340	5.200%, 07/10/14	8,479
3,318	6.050%, 12/04/17 (e)	3,753
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,363
5,605	3.950%, 04/29/16	5,982
2,466	4.900%, 06/30/17	2,722
1,480	6.850%, 04/30/19	1,810
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,707
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,650
	Canadian Imperial Bank of Commerce, (Canada),
2,227	0.900%, 10/01/15	2,242
10,986	2.600%, 07/02/15 (e)	11,307
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	18,244
1,250	Comerica Bank, 5.200%, 08/22/17	1,382
1,758	Comerica, Inc., 3.000%, 09/16/15	1,823
7,264	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	7,501

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,099	2.125%, 10/13/15	2,156
11,389	3.200%, 03/11/15 (e)	11,710
2,243	3.375%, 01/19/17	2,392
5,310	3.875%, 02/08/22	5,488
6,188	4.500%, 01/11/21	6,723
3,139	5.800%, 09/30/10 (e)	3,309
3,657	Discover Bank, 4.200%, 08/08/23	3,772
12,930	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	13,254
	Fifth Third Bancorp,
1,460	2.300%, 03/01/19	1,462
1,300	5.450%, 01/15/17	1,443
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,084
7,857	1.625%, 07/07/14 (e)	7,901
4,147	3.500%, 06/28/15 (e)	4,308
5,346	4.125%, 08/12/20 (e)	5,747
8,968	4.750%, 01/19/21 (e)	9,912
6,103	HSBC Bank USA N.A., 4.625%, 04/01/14	6,125
	HSBC Holdings plc, (United Kingdom),
8,790	4.000%, 03/30/22	9,109
6,457	4.875%, 01/14/22	7,104
4,187	5.100%, 04/05/21	4,699
6,457	6.100%, 01/14/42	7,856
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,702
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,344
6,995	2.750%, 09/28/15 (e)	7,234
6,278	3.000%, 07/27/16 (e)	6,604
3,098	3.750%, 03/02/15 (e)	3,201
3,587	National City Bank, 5.800%, 06/07/17	4,060
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,214
13,766	3.125%, 03/20/17 (e)	14,473
5,558	4.875%, 05/13/21 (e)	5,891
5,893	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,949
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,357
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,200
910	3.000%, 05/19/14	915
5,000	3.300%, 03/08/22	5,035
4,066	4.375%, 08/11/20	4,478

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
5,112	5.125%, 02/08/20	5,852
1,076	5.250%, 11/15/15	1,154
1,103	5.625%, 02/01/17	1,227
3,677	6.700%, 06/10/19	4,460
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,305
10,700	2.000%, 10/01/18	10,812
1,345	2.200%, 07/27/18	1,366
7,533	2.300%, 07/20/16	7,805
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,576
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,665
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,254
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,815
5,291	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	5,433
	SunTrust Banks, Inc.,
897	6.000%, 09/11/17	1,027
505	7.250%, 03/15/18	600
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,317
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,746
8,112	2.200%, 07/29/15 (e)	8,313
4,828	2.500%, 07/14/16	5,020
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,132
4,197	2.450%, 07/27/15	4,314
3,855	2.875%, 11/20/14	3,924
3,289	3.000%, 03/15/22	3,268
3,191	4.125%, 05/24/21	3,444
1,256	7.500%, 06/01/26	1,626
	Wachovia Bank N.A.,
4,215	5.000%, 08/15/15	4,473
13,622	6.000%, 11/15/17	15,782
3,973	VAR, 0.573%, 03/15/16	3,959
	Wachovia Corp.,
2,735	5.750%, 06/15/17	3,127
16,210	5.750%, 02/01/18	18,732
	Wells Fargo & Co.,
13,756	2.625%, 12/15/16	14,419
8,071	3.500%, 03/08/22	8,264
7,623	4.600%, 04/01/21	8,487

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
2,755	5.606%, 01/15/44	3,041
8,237	5.625%, 12/11/17	9,471
14,977	SUB, 3.676%, 06/15/16	15,967
	Wells Fargo Bank N.A.,
4,367	4.750%, 02/09/15	4,542
2,000	5.750%, 05/16/16	2,211
	Westpac Banking Corp., (Australia),
5,874	2.450%, 11/28/16 (e)	6,106
4,305	4.200%, 02/27/15	4,469
9,606	4.875%, 11/19/19	10,789

		642,140

	Consumer Finance — 0.8%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	5,069
2,466	American Express Co., 7.000%, 03/19/18	2,970
	American Express Credit Corp.,
2,490	2.375%, 03/24/17	2,579
7,224	2.800%, 09/19/16	7,559
4,036	5.125%, 08/25/14	4,127
	American Honda Finance Corp.,
7,174	1.450%, 02/27/15 (e)	7,247
3,055	1.500%, 09/11/17 (e)	3,073
2,626	1.600%, 02/16/18 (e)	2,622
3,696	2.125%, 02/28/17 (e)	3,802
598	2.125%, 10/10/18	607
10,292	2.600%, 09/20/16 (e)	10,734
1,335	7.625%, 10/01/18 (e)	1,654
	Capital One Financial Corp.,
1,836	1.000%, 11/06/15	1,841
2,273	2.150%, 03/23/15	2,312
8,188	3.500%, 06/15/23	7,991
2,244	4.750%, 07/15/21	2,458
5,448	7.375%, 05/23/14	5,530
	Caterpillar Financial Services Corp.,
3,873	2.850%, 06/01/22	3,795
897	5.450%, 04/15/18	1,027
807	5.500%, 03/15/16	880
3,139	7.050%, 10/01/18	3,834
538	7.150%, 02/15/19	664
	Ford Motor Credit Co. LLC,
2,196	2.875%, 10/01/18	2,254
7,860	3.000%, 06/12/17	8,185
10,853	3.984%, 06/15/16	11,533
3,001	4.207%, 04/15/16	3,194
3,446	4.250%, 09/20/22	3,561

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
2,881	VAR, 1.487%, 05/09/16	2,930
	HSBC Finance Corp.,
5,829	5.000%, 06/30/15	6,143
200	5.500%, 01/19/16	217
276	7.350%, 11/27/32	330
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,664
8,968	2.375%, 02/13/15	9,135
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,882
1,073	1.700%, 01/15/20	1,039
2,915	2.250%, 04/17/19	2,951
3,237	2.800%, 01/27/23	3,115
2,234	3.150%, 10/15/21	2,266
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,271
3,536	PACCAR Financial Corp., 1.600%, 03/15/17	3,583
	Toyota Motor Credit Corp.,
4,484	1.750%, 05/22/17	4,576
13,900	2.000%, 09/15/16	14,329
3,498	2.050%, 01/12/17	3,613
4,966	3.200%, 06/17/15	5,145

		188,291

	Diversified Financial Services — 2.2%
7,417	Associates Corp. of North America, 6.950%, 11/01/18	8,898
	Bank of America Corp.,
6,367	2.000%, 01/11/18	6,400
4,720	3.300%, 01/11/23	4,592
2,140	3.625%, 03/17/16	2,255
1,890	4.100%, 07/24/23	1,942
628	Series C, 5.000%, 01/15/15	651
11,565	5.000%, 05/13/21	12,853
3,339	5.450%, 07/15/14	3,391
5,830	5.625%, 10/14/16	6,472
15,875	5.625%, 07/01/20	18,276
7,155	Series L, 5.650%, 05/01/18	8,178
4,155	5.750%, 12/01/17	4,739
2,960	5.875%, 01/05/21	3,460
19,000	6.400%, 08/28/17	21,980
4,485	6.500%, 08/01/16	5,051
5,693	6.875%, 04/25/18	6,780
5,190	7.375%, 05/15/14	5,260
3,140	7.625%, 06/01/19	3,911

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
6,654	Bank of America N.A., 5.300%, 03/15/17	7,373
5,425	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,639
	Citigroup, Inc.,
4,932	1.250%, 01/15/16	4,962
11,658	2.250%, 08/07/15	11,892
1,104	3.375%, 03/01/23	1,075
7,623	4.450%, 01/10/17	8,284
1,494	4.500%, 01/14/22	1,592
10,405	4.587%, 12/15/15	11,077
1,345	4.700%, 05/29/15	1,409
4,790	4.750%, 05/19/15	5,018
4,740	5.000%, 09/15/14	4,851
7,686	5.375%, 08/09/20	8,716
897	5.500%, 02/15/17	996
4,296	5.500%, 09/13/25	4,631
1,842	5.875%, 01/30/42	2,133
12,107	6.000%, 08/15/17	13,848
4,544	6.010%, 01/15/15	4,752
4,798	6.125%, 11/21/17	5,550
1,674	6.375%, 08/12/14	1,717
3,363	6.625%, 01/15/28	4,005
202	6.875%, 03/05/38	261
2,556	8.125%, 07/15/39	3,718
12,891	8.500%, 05/22/19	16,604
	CME Group, Inc.,
9,865	3.000%, 09/15/22	9,733
1,004	5.300%, 09/15/43	1,119
7,712	Countrywide Financial Corp., 6.250%, 05/15/16	8,508
	General Electric Capital Corp.,
2,242	1.000%, 12/11/15	2,262
2,854	1.600%, 11/20/17	2,884
10,313	1.625%, 07/02/15	10,479
1,318	2.100%, 12/11/19	1,317
3,705	2.250%, 11/09/15	3,812
6,863	2.300%, 04/27/17	7,113
16,815	3.150%, 09/07/22	16,617
12,914	4.375%, 09/16/20	14,184
5,426	4.625%, 01/07/21	6,017
11,658	4.650%, 10/17/21	12,875
1,603	5.300%, 02/11/21	1,810
1,345	5.400%, 02/15/17	1,511
17,622	5.500%, 01/08/20	20,466
6,636	5.625%, 09/15/17	7,604

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
20,649	5.625%, 05/01/18	23,841
1,704	5.875%, 01/14/38	2,018
4,753	6.000%, 08/07/19	5,633
8,287	Series A, 6.750%, 03/15/32	10,601
807	6.875%, 01/10/39	1,063
3,139	VAR, 0.406%, 02/15/17	3,124
1,879	Goldman Sachs Capital I, 6.345%, 02/15/34	1,957
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,691
	IntercontinentalExchange Group, Inc.,
2,108	2.500%, 10/15/18	2,157
5,021	4.000%, 10/15/23	5,232
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,430
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,631
1,435	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,502
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	10,675
5,600	Series KK, 3.550%, 01/15/24	5,768
8,428	Series Z, 4.375%, 03/15/19	9,473
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,386
891	3.100%, 06/28/15	923
2,690	4.300%, 09/22/19	2,992
7,695	4.375%, 03/25/20	8,564
5,381	6.375%, 12/15/38	6,901
1,211	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,358

		500,423

	Insurance — 1.1%
	ACE INA Holdings, Inc.,
3,261	2.600%, 11/23/15	3,368
1,794	5.600%, 05/15/15	1,903
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	10,572
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,581
	American International Group, Inc.,
4,478	4.125%, 02/15/24	4,597
2,511	5.450%, 05/18/17	2,825
	Aon Corp.,
2,227	3.125%, 05/27/16	2,329
1,804	3.500%, 09/30/15	1,877

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
1,496	6.250%, 09/30/40	1,823
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	862
5,262	2.900%, 10/15/20	5,389
2,326	3.000%, 05/15/22	2,309
2,795	4.300%, 05/15/43	2,662
13,241	4.400%, 05/15/42	12,811
10,493	5.400%, 05/15/18	12,103
1,166	5.750%, 01/15/40	1,359
	Berkshire Hathaway, Inc.,
10,371	3.400%, 01/31/22	10,661
5,254	3.750%, 08/15/21	5,554
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,176
	CNA Financial Corp.,
6,098	5.850%, 12/15/14	6,344
4,540	5.875%, 08/15/20	5,291
2,690	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	2,905
3,049	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,257
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,423
1,457	4.850%, 06/24/21	1,601
1,767	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	1,926
	MassMutual Global Funding II,
14,348	2.000%, 04/05/17 (e)	14,670
3,346	2.500%, 10/17/22 (e)	3,092
2,435	3.125%, 04/14/16 (e)	2,549
2,870	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	2,929
	MetLife, Inc.,
2,000	4.875%, 11/13/43	2,076
731	Series A, 6.817%, 08/15/18	883
	Metropolitan Life Global Funding I,
4,140	1.500%, 01/10/18 (e)	4,068
7,959	1.700%, 06/29/15 (e)	8,073
1,954	1.875%, 06/22/18 (e)	1,945
8,968	2.500%, 09/29/15 (e)	9,241
2,901	3.125%, 01/11/16 (e)	3,034
11,927	3.650%, 06/14/18 (e)	12,733
12,858	3.875%, 04/11/22 (e)	13,324
590	5.125%, 06/10/14 (e)	598
	Nationwide Mutual Insurance Co.,
897	6.600%, 04/15/34 (e)	909

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
11,147	9.375%, 08/15/39 (e)	16,540
	New York Life Global Funding,
5,053	0.750%, 07/24/15 (e)	5,070
1,345	0.800%, 02/12/16 (e)	1,350
5,560	1.300%, 01/12/15 (e)	5,607
5,650	3.000%, 05/04/15 (e)	5,815
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,784
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	6,664
	Pricoa Global Funding I,
1,343	1.600%, 05/29/18 (e)	1,322
5,740	5.450%, 06/11/14 (e)	5,814
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,300
1,594	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,599
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	13,473
M960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,109

		261,079

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
2,959	3.500%, 01/31/23	2,804
2,270	5.000%, 02/15/24	2,373
3,439	American Tower Trust I, 1.551%, 03/15/18 (e)	3,382
	CommonWealth REIT,
6,287	5.875%, 09/15/20	6,756
3,489	6.650%, 01/15/18	3,841
3,775	ERP Operating LP, 4.625%, 12/15/21	4,090
	HCP, Inc.,
2,829	2.625%, 02/01/20	2,766
1,296	3.750%, 02/01/19	1,373
1,349	4.200%, 03/01/24	1,369
2,228	4.250%, 11/15/23	2,278
5,547	5.375%, 02/01/21	6,216
4,002	Health Care REIT, Inc., 4.500%, 01/15/24	4,124
2,567	ProLogis LP, 4.250%, 08/15/23	2,624
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,438
3,838	4.125%, 12/01/21	4,094
404	4.200%, 02/01/15	414
2,152	4.375%, 03/01/21	2,330
1,592	5.625%, 08/15/14	1,627

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — Continued
986	5.650%, 02/01/20	1,142
1,901	6.100%, 05/01/16	2,090
3,296	6.125%, 05/30/18	3,869
11,369	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	13,710
3,634	WEA Finance LLC/WT Finance Aust Pty Ltd./WT Finance NZ Ltd., 3.375%, 10/03/22 (e)	3,630

		85,340

	Total Financials	2,097,127

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
6,278	3.875%, 11/15/21	6,595
1,065	4.500%, 03/15/20	1,162
4,036	4.950%, 10/01/41	4,081
13,004	5.150%, 11/15/41	13,616
2,106	5.650%, 06/15/42	2,356
1,771	5.700%, 02/01/19	2,069
3,176	5.750%, 03/15/40	3,577
8,865	Celgene Corp., 3.250%, 08/15/22	8,672

		42,128

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,589	1.850%, 06/15/18	1,592
448	4.625%, 03/15/15	467
628	Becton Dickinson and Co., 5.000%, 05/15/19	713

		2,772

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,764
2,959	6.750%, 12/15/37	3,798
1,253	McKesson Corp., 0.950%, 12/04/15	1,257
1,935	Medco Health Solutions, Inc., 2.750%, 09/15/15	1,992
	UnitedHealth Group, Inc.,
1,615	2.750%, 02/15/23	1,521
2,690	2.875%, 03/15/23	2,563
5,955	3.375%, 11/15/21	6,024
4,888	6.625%, 11/15/37	6,268
	WellPoint, Inc.,
2,511	2.300%, 07/15/18	2,537
4,210	3.125%, 05/15/22	4,052
2,354	3.300%, 01/15/23	2,268

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
3,477	4.625%, 05/15/42	3,359
3,394	4.650%, 01/15/43	3,306

		40,709

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
1,048	1.300%, 02/01/17	1,048
3,893	4.150%, 02/01/24	4,001

		5,049

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,581
4,991	2.900%, 11/06/22	4,819
2,354	Actavis, Inc., 3.250%, 10/01/22	2,260
	GlaxoSmithKline Capital, Inc.,
2,780	5.650%, 05/15/18	3,227
1,883	6.375%, 05/15/38	2,415
	Merck & Co., Inc.,
933	1.300%, 05/18/18	921
3,268	2.400%, 09/15/22	3,072
3,139	2.800%, 05/18/23	3,001
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,302
3,901	Pfizer, Inc., 3.000%, 06/15/23	3,787
708	Wyeth LLC, 6.450%, 02/01/24	875
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,874
1,115	4.700%, 02/01/43	1,103

		38,237

	Total Health Care	128,895

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
2,107	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	2,467
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,265
	Boeing Co. (The),
224	3.500%, 02/15/15	230
448	4.875%, 02/15/20	508
1,076	7.950%, 08/15/24	1,474
3,267	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,091
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,546
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,852

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — Continued
4,010	4.070%, 12/15/42	3,735
897	4.250%, 11/15/19	980
1,569	4.850%, 09/15/41	1,638
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,357
2,121	Precision Castparts Corp., 0.700%, 12/20/15	2,127
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,815
4,552	3.100%, 06/01/22	4,565
6,022	4.500%, 06/01/42	6,142
7,533	6.125%, 02/01/19	8,981

		49,773

	Air Freight & Logistics — 0.0% (g)
1,910	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,235
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,783
717	SUB, 8.375%, 04/01/30	1,016
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,536

		7,570

	Airlines — 0.1%
3,460	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,469
1,225	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,330
3,743	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	4,005
438	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	487
3,355	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,799
1,907	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,926
3,159	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	3,443
1,041	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,148
3,276	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	3,522

		23,129

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,011	3.500%, 07/15/22	4,573
1,881	4.125%, 06/15/23	1,768

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
2,809	4.875%, 07/15/42	2,261
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,684
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,306
	Waste Management, Inc.,
1,690	4.750%, 06/30/20	1,861
1,224	7.375%, 03/11/19	1,498
800	7.750%, 05/15/32	1,097

		19,048

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,504
2,092	2.875%, 05/08/22	2,039
928	4.375%, 05/08/42	912
4,910	Fluor Corp., 3.375%, 09/15/21	4,947

		9,402

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,420
1,247	4.000%, 11/02/32	1,201
2,377	5.600%, 05/15/18	2,704
1,794	7.625%, 04/01/24	2,266

		7,591

	Industrial Conglomerates — 0.1%
3,361	Danaher Corp., 3.900%, 06/23/21	3,567
3,043	General Electric Co., 2.700%, 10/09/22	2,943
2,860	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 4.250%, 06/15/23 (e)	2,935
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,750
1,494	5.750%, 03/11/18	1,725
493	7.200%, 06/01/26	600

		19,520

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,691
1,913	2.600%, 06/26/22	1,827
	Deere & Co.,
5,382	2.600%, 06/08/22	5,175
2,386	3.900%, 06/09/42	2,210
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	13,816
695	Ingersoll-Rand Co., 6.391%, 11/15/27	816
695	Parker Hannifin Corp., 5.500%, 05/15/18	797

		26,332

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Marine — 0.0% (g)
781	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	776

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,708
3,821	3.050%, 03/15/22	3,730
1,865	3.450%, 09/15/21	1,900
1,272	3.600%, 09/01/20	1,342
4,018	4.375%, 09/01/42	3,798
3,380	5.150%, 09/01/43	3,599
4,708	5.400%, 06/01/41	5,152
3,282	5.650%, 05/01/17	3,719
1,502	5.750%, 03/15/18	1,731
3,244	5.750%, 05/01/40	3,734
538	6.700%, 08/01/28	656
1,166	7.290%, 06/01/36	1,534
1,345	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	1,692
	CSX Corp.,
1,516	4.100%, 03/15/44	1,373
1,781	4.250%, 06/01/21	1,906
3,498	5.500%, 04/15/41	3,886
1,525	6.250%, 04/01/15	1,619
628	7.375%, 02/01/19	775
3,587	7.900%, 05/01/17	4,258
	ERAC USA Finance LLC,
2,388	2.750%, 03/15/17 (e)	2,461
3,474	4.500%, 08/16/21 (e)	3,707
3,104	5.625%, 03/15/42 (e)	3,362
359	6.375%, 10/15/17 (e)	416
4,417	6.700%, 06/01/34 (e)	5,279
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,449
4,957	3.250%, 12/01/21	5,010
2,888	3.950%, 10/01/42	2,571
51	5.590%, 05/17/25	57
3,049	6.000%, 03/15/05	3,457
11,071	6.000%, 05/23/11	12,555
121	7.700%, 05/15/17	144
3,744	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	3,842
	Ryder System, Inc.,
2,867	2.500%, 03/01/17	2,946
2,412	3.600%, 03/01/16	2,531

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,247
1,230	3.646%, 02/15/24	1,235
3,935	4.163%, 07/15/22	4,175
1,435	4.300%, 06/15/42	1,377
919	4.821%, 02/01/44	957
157	4.875%, 01/15/15	163
230	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	249

		108,302

	Total Industrials	271,443

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,479	2.900%, 03/04/21	1,492
4,500	3.625%, 03/04/24	4,532
1,345	5.500%, 02/22/16	1,475
4,179	5.500%, 01/15/40	4,733
4,475	5.900%, 02/15/39	5,269

		17,501

	Computers & Peripherals — 0.2%
	Apple, Inc.,
15,286	2.400%, 05/03/23	14,137
6,866	VAR, 0.488%, 05/03/18	6,866
1,704	Dell, Inc., 7.100%, 04/15/28	1,602
	EMC Corp.,
5,560	1.875%, 06/01/18	5,572
6,636	3.375%, 06/01/23	6,566
	Hewlett-Packard Co.,
3,233	4.300%, 06/01/21	3,384
2,541	4.375%, 09/15/21	2,648
2,837	4.650%, 12/09/21	3,011
1,704	4.750%, 06/02/14	1,722
6,352	6.000%, 09/15/41	6,812

		52,320

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,741
2,924	3.375%, 11/01/15	3,025
1,595	4.500%, 03/01/23	1,603
4,157	6.000%, 04/01/20	4,639
2,421	6.875%, 06/01/18	2,775
8,625	7.500%, 01/15/27	10,235

		24,018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,053	2.600%, 07/15/22	1,933
1,851	4.000%, 07/15/42	1,618

		3,551

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,620
	International Business Machines Corp.,
4,961	1.250%, 02/06/17	5,004
23,206	1.625%, 05/15/20	22,161
4,619	1.950%, 07/22/16	4,761
683	4.000%, 06/20/42	632
3,542	5.700%, 09/14/17	4,078
592	6.220%, 08/01/27	726
4,036	7.625%, 10/15/18	5,049

		45,031

	Office Electronics — 0.0% (g)
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,841
1,587	4.500%, 05/15/21	1,677
4,529	5.625%, 12/15/19	5,175
2,870	6.750%, 02/01/17	3,295
278	8.250%, 05/15/14	282

		12,270

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,379	3.300%, 10/01/21	4,491
5,173	4.000%, 12/15/32	5,035
7,430	National Semiconductor Corp., 6.600%, 06/15/17	8,675
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,694

		21,895

	Software — 0.2%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,517
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,046
3,037	2.125%, 11/15/22	2,804
5,696	2.375%, 05/01/23	5,334
7,202	3.625%, 12/15/23	7,398
1,089	4.500%, 10/01/40	1,103
	Oracle Corp.,
1,295	3.625%, 07/15/23	1,314
4,753	5.000%, 07/08/19	5,425

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Software — Continued
2,081	5.250%, 01/15/16	2,260
3,049	5.750%, 04/15/18	3,540
2,300	6.125%, 07/08/39	2,811
1,749	6.500%, 04/15/38	2,219

		39,771

	Total Information Technology	216,357

	Materials — 0.6%
	Chemicals — 0.4%
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,711
2,830	4.125%, 11/15/21	2,973
4,332	4.250%, 11/15/20	4,639
1,727	5.250%, 11/15/41	1,794
1,206	7.375%, 11/01/29	1,562
1,833	8.550%, 05/15/19	2,371
	E.I. du Pont de Nemours & Co.,
3,324	1.950%, 01/15/16	3,397
448	4.875%, 04/30/14	451
1,928	4.900%, 01/15/41	2,015
1,345	5.600%, 12/15/36	1,528
4,484	6.000%, 07/15/18	5,239
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,644
897	5.500%, 12/08/41	1,010
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	1,992
7,080	4.250%, 11/15/23	7,181
449	4.875%, 11/15/41	426
5,054	5.450%, 11/15/33	5,378
1,833	5.625%, 11/15/43	1,945
	Potash Corp. of Saskatchewan, Inc., (Canada),
269	3.250%, 12/01/17	285
3,408	6.500%, 05/15/19	4,077
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,151
5,605	6.650%, 03/15/18	6,563
1,883	9.000%, 05/01/21	2,444
	Praxair, Inc.,
762	4.375%, 03/31/14	764
1,704	4.625%, 03/30/15	1,780
430	5.200%, 03/15/17	479
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,565
5,919	7.750%, 10/01/96	6,806

		82,170

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — 0.0% (g)
1,494	CRH America, Inc., 6.000%, 09/30/16	1,662

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
1,683	1.000%, 02/24/15	1,695
5,613	3.850%, 09/30/23	5,753
1,435	5.400%, 03/29/17	1,618
2,466	6.500%, 04/01/19	2,980
	Freeport-McMoRan Copper & Gold, Inc.,
8,701	2.150%, 03/01/17	8,834
5,384	3.100%, 03/15/20	5,319
897	3.875%, 03/15/23	868
2,341	5.450%, 03/15/43	2,312
1,529	Nucor Corp., 4.000%, 08/01/23	1,542
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,778
	Rio Tinto Finance USA Ltd., (Australia),
1,148	3.500%, 11/02/20	1,189
3,367	3.750%, 09/20/21	3,472
1,421	8.950%, 05/01/14	1,440
1,794	9.000%, 05/01/19	2,352
4,007	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,035
	TCI Communications, Inc.,
1,199	7.125%, 02/15/28	1,530
382	8.750%, 08/01/15	425

		47,142

	Total Materials	130,974

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
1,004	0.800%, 12/01/15	1,006
1,855	0.900%, 02/12/16	1,861
2,099	1.400%, 12/01/17	2,084
1,166	3.875%, 08/15/21	1,208
9,748	4.300%, 12/15/42	8,662
4,439	4.350%, 06/15/45	3,929
6,278	4.450%, 05/15/21	6,762
9,509	5.350%, 09/01/40	9,759
2,623	5.500%, 02/01/18	2,983
2,058	5.625%, 06/15/16	2,274
6,457	6.300%, 01/15/38	7,367
5,246	BellSouth Corp., 5.200%, 09/15/14	5,378
662	BellSouth Telecommunications LLC, 6.300%, 12/15/15	689

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,843
2,203	2.350%, 02/14/19	2,210
2,511	5.950%, 01/15/18	2,897
879	9.625%, 12/15/30	1,354
5,381	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/18	6,871
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,872
	CenturyLink, Inc.,
8,430	6.450%, 06/15/21	9,041
4,484	7.600%, 09/15/39	4,226
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,353
3,767	4.875%, 07/08/14	3,823
2,087	4.875%, 03/06/42 (e)	2,080
1,816	6.000%, 07/08/19	2,140
5,201	8.654%, 06/15/30	7,506
	GTE Corp.,
16,142	6.840%, 04/15/18	18,972
3,049	6.940%, 04/15/28	3,677
897	8.750%, 11/01/21	1,171
9,443	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	9,930
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,058
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,947
5,695	8.750%, 03/01/31	8,152
7,308	Qwest Corp., 6.750%, 12/01/21	8,265
1,544	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	1,565
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,978
2,025	5.462%, 02/16/21	2,222
4,260	5.877%, 07/15/19	4,831
2,152	6.421%, 06/20/16	2,394
	Verizon Communications, Inc.,
1,730	2.500%, 09/15/16	1,795
9,294	4.500%, 09/15/20	10,068
1,951	5.500%, 02/15/18	2,213
224	5.550%, 02/15/16	244
1,294	5.850%, 09/15/35	1,455
9,754	6.400%, 09/15/33	11,598
986	6.400%, 02/15/38	1,154

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
3,946	7.350%, 04/01/39	5,116
15,793	7.750%, 12/01/30	20,813
873	8.750%, 11/01/18	1,122
897	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	896
2,421	Verizon New England, Inc., 7.875%, 11/15/29	2,917
789	Verizon New York, Inc., Series B, 7.375%, 04/01/32	924
	Verizon Pennsylvania LLC,
3,811	6.000%, 12/01/28	4,021
4,692	8.350%, 12/15/30	5,896
1,000	8.750%, 08/15/31	1,296

		245,868

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,958
3,250	3.125%, 07/16/22	3,071
2,457	6.125%, 03/30/40	2,731
2,493	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,541
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,514
2,242	8.750%, 05/01/32	3,044
	Vodafone Group plc, (United Kingdom),
6,816	1.500%, 02/19/18	6,753
7,443	1.625%, 03/20/17	7,531
4,596	5.000%, 09/15/15	4,917
675	5.450%, 06/10/19	782

		43,842

	Total Telecommunication Services	289,710

	Utilities — 1.6%
	Electric Utilities — 1.1%
	Alabama Power Co.,
769	6.000%, 03/01/39	942
1,904	6.125%, 05/15/38	2,355
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,134
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,590
	Arizona Public Service Co.,
1,923	4.500%, 04/01/42	1,936
995	4.650%, 05/15/15	1,042
3,036	5.050%, 09/01/41	3,300

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,245
3,094	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	3,723
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	4,988
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	952
1,687	DTE Electric Co., 2.650%, 06/15/22	1,631
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,217
1,786	4.300%, 06/15/20	1,965
1,256	5.100%, 04/15/18	1,422
1,397	6.000%, 01/15/38	1,716
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,931
2,660	3.550%, 09/15/21	2,736
1,681	3.950%, 09/15/14	1,713
	Duke Energy Florida, Inc.,
1,009	5.650%, 06/15/18	1,169
628	6.400%, 06/15/38	816
	Duke Energy Indiana, Inc.,
3,462	3.750%, 07/15/20	3,696
2,780	6.350%, 08/15/38	3,578
	Duke Energy Progress, Inc.,
2,911	2.800%, 05/15/22	2,860
3,230	3.000%, 09/15/21	3,269
1,886	4.100%, 05/15/42	1,829
1,569	4.100%, 03/15/43	1,516
1,794	5.300%, 01/15/19	2,065
	Electricite de France, (France),
3,961	2.150%, 01/22/19 (e)	3,964
6,600	6.000%, 01/22/14 (e)	6,852
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	5,925
897	6.000%, 10/07/39 (e)	914
	Florida Power & Light Co.,
493	5.625%, 04/01/34	587
3,498	5.950%, 10/01/33	4,274
897	5.950%, 02/01/38	1,111
359	Georgia Power Co., 5.950%, 02/01/39	428
1,351	Great Plains Energy, Inc., 4.850%, 06/01/21	1,452
	Hydro-Quebec, (Canada),
2,242	8.050%, 07/07/24	3,080
7,174	8.400%, 01/15/22	9,497

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
1,614	9.400%, 02/01/21	2,186
	Indiana Michigan Power Co.,
8,609	Series J, 3.200%, 03/15/23	8,339
973	7.000%, 03/15/19	1,177
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	324
4,120	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,212
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,116
8,968	5.300%, 10/01/41	9,640
628	MidAmerican Energy Co., 5.300%, 03/15/18	713
	Nevada Power Co.,
329	5.375%, 09/15/40	377
3,354	5.450%, 05/15/41	3,893
2,018	6.500%, 08/01/18	2,405
700	Series N, 6.650%, 04/01/36	906
1,637	7.125%, 03/15/19	2,028
	NextEra Energy Capital Holdings, Inc.,
1,459	1.200%, 06/01/15	1,468
1,076	6.000%, 03/01/19	1,234
1,435	7.875%, 12/15/15	1,610
1,457	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,629
2,242	Northern States Power Co., 6.250%, 06/01/36	2,850
	Ohio Power Co.,
560	Series M, 5.375%, 10/01/21	646
1,390	6.050%, 05/01/18	1,600
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,570
1,076	7.000%, 09/01/22	1,338
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,733
1,265	3.250%, 09/15/21	1,272
1,794	3.250%, 06/15/23	1,750
1,681	4.450%, 04/15/42	1,645
6,511	4.500%, 12/15/41	6,373
1,776	5.625%, 11/30/17	2,038
399	6.050%, 03/01/34	474
673	8.250%, 10/15/18	847
	PacifiCorp,
897	3.850%, 06/15/21	952
224	5.500%, 01/15/19	259
2,556	5.650%, 07/15/18	2,962

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	PECO Energy Co.,
5,022	2.375%, 09/15/22	4,747
807	5.350%, 03/01/18	920
807	Pennsylvania Electric Co., 6.050%, 09/01/17	898
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,544
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,470
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,323
3,388	4.400%, 01/15/21	3,645
655	6.050%, 03/15/14	656
1,327	7.750%, 03/01/31	1,800
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,707
1,040	3.200%, 11/15/20	1,084
247	5.800%, 08/01/18	288
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,910
1,242	5.150%, 12/01/19	1,389
3,901	Series G, 6.625%, 11/15/37	4,815
	Public Service Electric & Gas Co.,
740	5.300%, 05/01/18	847
1,021	5.375%, 11/01/39	1,174
	Southern California Edison Co.,
2,854	Series C, 3.500%, 10/01/23	2,879
886	3.875%, 06/01/21	949
3,408	3.900%, 12/01/41	3,180
1,076	4.150%, 09/15/14	1,098
1,256	5.500%, 08/15/18	1,454
578	Series 08-A, 5.950%, 02/01/38	711
2,197	6.050%, 03/15/39	2,749
	Southern Co. (The),
2,666	1.950%, 09/01/16	2,732
520	4.150%, 05/15/14	524
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,947
2,095	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,048
	Virginia Electric and Power Co.,
696	2.950%, 01/15/22	691
1,280	3.450%, 02/15/24	1,284
4,125	5.400%, 04/30/18	4,718
717	5.950%, 09/15/17	830

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
	Wisconsin Electric Power Co.,
234	2.950%, 09/15/21	235
1,161	6.250%, 12/01/15	1,273
	Xcel Energy, Inc.,
242	0.750%, 05/09/16	241
539	4.700%, 05/15/20	603
829	4.800%, 09/15/41	864
3,049	6.500%, 07/01/36	3,859

		256,072

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
7,215	4.150%, 01/15/43	6,891
619	8.500%, 03/15/19	796
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,201
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	975
475	6.125%, 11/01/17	545

		11,408

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
5,381	4.000%, 10/01/20	5,502
1,665	5.750%, 10/01/41	1,715
958	PPL Energy Supply LLC, 4.600%, 12/15/21	961
	PSEG Power LLC,
717	4.150%, 09/15/21	744
2,456	4.300%, 11/15/23	2,513
2,162	5.125%, 04/15/20	2,392
1,964	5.500%, 12/01/15	2,119
1,125	8.625%, 04/15/31	1,584
1,271	Southern Power Co., 5.150%, 09/15/41	1,335

		18,865

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
4,609	3.500%, 09/15/21	4,713
1,392	4.400%, 06/01/43	1,355
10,518	5.875%, 03/15/41	12,532
6,009	6.375%, 07/15/16	6,731
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,960
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,283
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,318
1,256	5.650%, 04/15/20	1,474

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,390
	Dominion Resources, Inc.,
1,840	Series C, 4.900%, 08/01/41	1,860
5,067	Series F, 5.250%, 08/01/33	5,537
529	Series 07-A, 6.000%, 11/30/17	607
1,076	7.000%, 06/15/38	1,370
1,435	8.875%, 01/15/19	1,835
1,400	DTE Energy Co., 3.850%, 12/01/23	1,430
1,457	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,678
	Nisource Finance Corp.,
2,457	3.850%, 02/15/23	2,446
1,614	4.450%, 12/01/21	1,709
6,726	5.800%, 02/01/42	7,294
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,574
1,852	6.000%, 06/01/26	2,276
	Sempra Energy,
3,139	2.875%, 10/01/22	2,986
2,348	4.050%, 12/01/23	2,403
1,345	6.000%, 10/15/39	1,596
2,063	6.150%, 06/15/18	2,408
807	6.500%, 06/01/16	905
7,309	9.800%, 02/15/19	9,759

		87,429

	Water Utilities — 0.0% (g)
3,354	American Water Capital Corp., 6.593%, 10/15/37	4,272

	Total Utilities	378,046

	Total Corporate Bonds (Cost $4,189,185)	4,397,663

Foreign Government Securities — 0.7%
6,774	Federal Republic of Brazil, 4.250%, 01/07/25	6,508
	Israel Government AID Bond, (Israel),
8,968	Zero Coupon, 03/15/18	8,432
3,000	Zero Coupon, 11/01/19	2,656
3,587	Zero Coupon, 11/01/23	2,617
22,151	Zero Coupon, 11/01/24	15,367
7,240	5.500%, 12/04/23	8,618
2,320	5.500%, 04/26/24	2,770
5,381	5.500%, 09/18/33	6,512
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,394
7,183	Series 4-Z, Zero Coupon, 08/15/20	6,147

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,155	Series 4-Z, Zero Coupon, 08/15/22	2,447
4,036	Series 6-Z, Zero Coupon, 02/15/22	3,210
10,000	Series 6-Z, Zero Coupon, 08/15/22	7,757
	Province of Ontario, (Canada),
11,427	1.650%, 09/27/19	11,157
10,986	2.950%, 02/05/15	11,256
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	665
6,568	Republic of Poland, (Poland), 4.000%, 01/22/24	6,552
3,502	Republic of South Africa, (South Africa), 5.875%, 09/16/25	3,747
	Republic of Turkey, (Turkey),
8,259	5.750%, 03/22/24	8,445
3,855	6.625%, 02/17/45	3,918
8,968	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	8,793
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,159
7,316	4.000%, 10/02/23	7,407
3,906	4.750%, 03/08/44	3,644
12,227	5.550%, 01/21/45	12,716
5,118	5.750%, 10/12/10	4,858

	Total Foreign Government Securities (Cost $169,053)	168,752

Mortgage Pass-Through Securities — 16.1%
	Federal Home Loan Mortgage Corp.,
610	ARM, 1.925%, 04/01/37	651
1,707	ARM, 1.963%, 05/01/37	1,803
576	ARM, 2.000%, 08/01/36	613
478	ARM, 2.040%, 01/01/37	505
1,114	ARM, 2.087%, 07/01/19 - 07/01/36	1,181
1,407	ARM, 2.094%, 08/01/36	1,499
4,287	ARM, 2.097%, 10/01/36	4,543
7,676	ARM, 2.110%, 08/01/36	8,150
2,356	ARM, 2.119%, 10/01/36	2,498
1,453	ARM, 2.185%, 10/01/36	1,553
5,476	ARM, 2.219%, 12/01/36	5,825
1,248	ARM, 2.220%, 10/01/36	1,325
118	ARM, 2.235%, 01/01/27	126
48	ARM, 2.250%, 07/01/26	49
2,189	ARM, 2.265%, 11/01/36	2,329
527	ARM, 2.290%, 11/01/36	560
49	ARM, 2.314%, 04/01/30	52
174	ARM, 2.315%, 12/01/36	183
5,858	ARM, 2.317%, 03/01/37	6,322

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
6,093	ARM, 2.352%, 12/01/36	6,554
547	ARM, 2.355%, 12/01/33	581
1,214	ARM, 2.368%, 11/01/36	1,291
2,720	ARM, 2.370%, 05/01/36	2,915
6,709	ARM, 2.375%, 01/01/35 - 11/01/36	7,138
3,328	ARM, 2.385%, 05/01/37	3,577
3,130	ARM, 2.387%, 05/01/33	3,333
429	ARM, 2.410%, 10/01/36	450
1,506	ARM, 2.419%, 02/01/36 - 11/01/36	1,585
367	ARM, 2.457%, 08/01/35	392
1,936	ARM, 2.480%, 10/01/36	2,068
3,628	ARM, 2.485%, 02/01/37	3,875
2,916	ARM, 2.495%, 09/01/34 - 05/01/37	3,121
91	ARM, 2.498%, 09/01/32	97
1,679	ARM, 2.506%, 12/01/35	1,800
2,490	ARM, 2.516%, 09/01/36	2,632
1,018	ARM, 2.535%, 04/01/34	1,083
168	ARM, 2.541%, 02/01/37	179
1,344	ARM, 2.549%, 01/01/37	1,419
1,018	ARM, 2.617%, 07/01/37	1,094
2,831	ARM, 2.625%, 09/01/36	3,037
1,740	ARM, 2.655%, 05/01/38	1,856
2,777	ARM, 2.681%, 12/01/36	2,951
2,197	ARM, 2.688%, 02/01/37	2,354
6,848	ARM, 2.700%, 06/01/36	7,342
1,688	ARM, 2.744%, 06/01/36	1,823
1,897	ARM, 2.789%, 10/01/36	2,023
2,371	ARM, 2.814%, 04/01/38	2,547
4,166	ARM, 2.827%, 05/01/37	4,481
304	ARM, 2.861%, 12/01/36	325
2,786	ARM, 2.899%, 03/01/36	2,963
1,450	ARM, 2.922%, 04/01/37	1,547
2,262	ARM, 2.930%, 05/01/37	2,415
1,069	ARM, 2.954%, 03/01/37	1,143
420	ARM, 3.028%, 02/01/37	447
516	ARM, 3.032%, 03/01/37	550
603	ARM, 3.078%, 05/01/36	640
4,189	ARM, 3.178%, 03/01/36	4,509
206	ARM, 3.383%, 02/01/37	216
1,103	ARM, 3.875%, 06/01/37	1,171
117	ARM, 3.978%, 04/01/37	124
2,550	ARM, 3.982%, 02/01/36	2,748
2,816	ARM, 4.002%, 07/01/40	2,996
1,224	ARM, 4.716%, 07/01/36	1,318
3,452	ARM, 5.049%, 01/01/35	3,681
579	ARM, 6.270%, 11/01/37	612

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
68		4.000%, 06/01/18	72
1,029		4.500%, 08/01/18 - 10/01/18	1,097
4,390		5.000%, 10/01/17 - 12/01/18	4,693
22,491		5.500%, 06/01/17 - 02/01/24	24,412
9,829		6.000%, 04/01/17 - 03/01/22	10,376
1,455		6.500%, 07/01/16 - 03/01/22	1,532
13		7.000%, 04/01/17	14
—	(h)	7.500%, 10/01/14	—	(h)
2		8.500%, 11/01/15	2
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
17,521		3.500%, 01/01/32 - 03/01/32	18,153
1,943		5.500%, 01/01/23 - 11/01/23	2,133
163		6.000%, 12/01/22	181
1,373		6.500%, 11/01/22 - 01/01/28	1,538
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
47,561		4.500%, 05/01/41	51,036
59,729		5.000%, 01/01/34 - 08/01/40	65,304
11,984		5.500%, 01/01/33 - 03/01/40	13,240
1,428		6.000%, 10/01/29 - 12/01/36	1,605
8,877		6.500%, 08/01/29 - 03/01/38	10,014
2,593		7.000%, 04/01/26 - 02/01/37	2,993
3,928		7.500%, 08/01/25 - 09/01/38	4,497
25		8.000%, 07/01/20 - 11/01/24	29
71		8.500%, 07/01/28	84
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
9,790		7.500%, 01/01/32 - 12/01/36	11,558
4,803		10.000%, 10/01/30	5,518
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
90,019		3.500%, 02/01/33 - 06/01/43	90,565
46,676		4.000%, 06/01/42 - 01/01/43	48,375
4,633		5.500%, 04/01/18	4,922
4,477		6.000%, 02/01/33 - 11/01/36	4,885
22,829		6.500%, 12/01/35 - 06/01/37	25,581
163		7.000%, 07/01/29 - 08/01/47	176
927		10.000%, 03/17/26	1,034
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
4		12.000%, 08/01/15 - 07/01/19	4
		Federal National Mortgage Association,
501		ARM, 1.570%, 08/01/34	520
1,492		ARM, 1.703%, 07/01/37	1,553

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
895	ARM, 1.788%, 09/01/33	948
4,005	ARM, 1.799%, 09/01/36	4,289
1,576	ARM, 1.805%, 02/01/37	1,648
1,200	ARM, 1.832%, 01/01/37	1,280
27	ARM, 1.875%, 03/01/19	27
7,326	ARM, 1.899%, 01/01/35	7,696
494	ARM, 1.916%, 02/01/35	526
875	ARM, 1.975%, 09/01/36	926
164	ARM, 2.102%, 08/01/35	173
345	ARM, 2.113%, 01/01/35	369
444	ARM, 2.114%, 10/01/34	468
787	ARM, 2.121%, 05/01/35	839
256	ARM, 2.122%, 01/01/34	267
302	ARM, 2.124%, 11/01/34	321
726	ARM, 2.127%, 11/01/33	765
2,694	ARM, 2.137%, 01/01/36	2,854
103	ARM, 2.170%, 07/01/34	110
3,553	ARM, 2.172%, 11/01/37	3,735
1,169	ARM, 2.177%, 07/01/35	1,239
556	ARM, 2.217%, 09/01/35	591
402	ARM, 2.225%, 11/01/34	426
137	ARM, 2.233%, 09/01/34	145
909	ARM, 2.242%, 08/01/36	984
7	ARM, 2.250%, 01/01/19	7
934	ARM, 2.261%, 09/01/36	1,005
1,141	ARM, 2.262%, 11/01/37	1,219
397	ARM, 2.266%, 08/01/34	427
970	ARM, 2.291%, 03/01/35	1,030
1,625	ARM, 2.297%, 10/01/36	1,753
236	ARM, 2.299%, 01/01/34	249
750	ARM, 2.310%, 08/01/33	799
1,230	ARM, 2.355%, 04/01/35	1,313
1,216	ARM, 2.362%, 01/01/36	1,293
5,748	ARM, 2.364%, 12/01/37	6,126
2	ARM, 2.375%, 08/01/19	2
438	ARM, 2.378%, 04/01/34	465
2,005	ARM, 2.405%, 05/01/35 - 02/01/37	2,139
2,971	ARM, 2.408%, 08/01/36	3,201
1,119	ARM, 2.420%, 06/01/34	1,184
5,293	ARM, 2.428%, 07/01/37	5,631
2,429	ARM, 2.429%, 09/01/36	2,642
1,095	ARM, 2.440%, 01/01/38	1,144
4,055	ARM, 2.443%, 12/01/36	4,357
1,960	ARM, 2.462%, 01/01/37 - 09/01/37	2,095
247	ARM, 2.477%, 07/01/37	263
587	ARM, 2.498%, 06/01/36	629

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

889	ARM, 2.505%, 10/01/34	946
1,151	ARM, 2.519%, 11/01/36	1,234
1,310	ARM, 2.520%, 07/01/36	1,397
3,265	ARM, 2.537%, 04/01/37	3,501
2,183	ARM, 2.560%, 09/01/33 - 12/01/36	2,325
1,399	ARM, 2.569%, 07/01/37	1,494
1,073	ARM, 2.570%, 09/01/36	1,142
1,300	ARM, 2.590%, 10/01/35	1,387
3,663	ARM, 2.596%, 06/01/36	3,945
514	ARM, 2.600%, 05/01/36	550
362	ARM, 2.625%, 08/01/36	387
997	ARM, 2.678%, 06/01/36	1,073
148	ARM, 2.699%, 09/01/27	158
6,311	ARM, 2.700%, 10/01/36	6,741
127	ARM, 2.748%, 09/01/37	136
1,333	ARM, 2.788%, 11/01/36	1,417
492	ARM, 2.836%, 02/01/36	523
13,202	ARM, 2.875%, 01/01/36 - 03/01/36	14,036
3,601	ARM, 3.107%, 08/01/37	3,833
111	ARM, 3.723%, 03/01/29	119
806	ARM, 5.789%, 09/01/37	871
624	ARM, 5.953%, 09/01/37	656
148	ARM, 6.165%, 09/01/37	156
1,461	ARM, 6.254%, 08/01/36	1,594
	Federal National Mortgage Association, 15 Year, Single Family,
421	3.500%, 04/01/19	446
813	4.000%, 07/01/18 - 12/01/20	867
7,556	4.500%, 05/01/18 - 12/01/19	8,081
13,381	5.000%, 04/01/18 - 08/01/24	14,380
13,513	5.500%, 02/01/18 - 07/01/20	14,545
25,863	6.000%, 06/01/16 - 07/01/24	28,142
3,605	6.500%, 03/01/17 - 02/01/24	3,981
342	7.000%, 03/01/17 - 11/01/17	358
6	7.500%, 03/01/17	6
2	8.000%, 11/01/15	2
	Federal National Mortgage Association, 20 Year, Single Family,
20,014	3.500%, 07/01/32 - 08/01/32	20,794
495	5.000%, 10/01/25	541
1,856	5.500%, 07/01/25	2,048
16,208	6.000%, 04/01/24 - 09/01/29	18,151
3,669	6.500%, 05/01/22 - 08/01/26	4,110
	Federal National Mortgage Association, 30 Year, FHA/VA,
181	6.000%, 09/01/33	195

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
305	6.500%, 03/01/29	351
32	7.000%, 02/01/33	36
67	8.000%, 06/01/28	77
22	8.500%, 02/01/30	22
51	9.000%, 05/01/18 - 12/01/30	52
21	9.500%, 12/01/18	23
	Federal National Mortgage Association, 30 Year, Single Family,
1,172	4.000%, 12/01/33	1,234
1,171	4.500%, 11/01/33 - 09/01/34	1,264
46,537	5.000%, 06/01/33 - 08/01/40	51,231
29,036	5.500%, 11/01/32 - 12/01/39	32,200
25,535	6.000%, 12/01/28 - 11/01/38	28,700
47,278	6.500%, 11/01/29 - 10/01/38	53,257
24,790	7.000%, 01/01/24 - 01/01/39	27,947
15,213	7.500%, 11/01/22 - 04/01/39	17,771
1,053	8.000%, 03/01/21 - 01/01/38	1,248
26	8.500%, 07/01/24 - 06/01/25	30
2	9.000%, 04/01/26	2
18	9.500%, 07/01/28	20
12	10.000%, 02/01/24	12
3	12.500%, 01/01/16	3
	Federal National Mortgage Association, Other,
35,693	VAR, 0.508%, 01/01/23	35,722
39,975	VAR, 0.518%, 01/01/23	39,926
21,146	VAR, 0.528%, 01/01/23	21,163
15,156	VAR, 0.548%, 11/01/21 - 02/01/23	15,216
29,993	VAR, 0.558%, 10/01/22 - 01/01/23	30,006
13,074	VAR, 0.598%, 10/01/22	13,078
10,762	VAR, 0.608%, 09/01/22	10,759
7,465	VAR, 0.628%, 11/01/23	7,474
8,125	VAR, 0.638%, 12/01/23	8,124
13,046	VAR, 0.718%, 08/01/22	13,056
6,278	VAR, 0.768%, 03/01/22	6,286
10,762	VAR, 0.778%, 04/01/22	10,755
14,255	VAR, 0.788%, 12/01/20	14,285
16,154	VAR, 0.938%, 04/01/22	16,139
8,625	VAR, 0.968%, 03/01/22	8,686
357	VAR, 2.432%, 08/01/34	383
5,223	VAR, 6.070%, 11/01/18	5,674
7,393	1.519%, 12/01/19	7,168
7,327	1.550%, 01/01/20	7,100
13,146	1.632%, 01/01/20	12,789
8,968	1.690%, 12/01/19	8,712
6,938	1.800%, 12/01/19	6,829

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

20,253	1.940%, 01/01/17 - 07/01/19	20,481
8,968	2.056%, 01/01/17	8,969
13,452	2.066%, 12/01/20	12,954
80,712	2.077%, 06/01/20	80,142
42,778	2.097%, 08/01/19	42,736
6,278	2.170%, 06/01/19	6,336
8,705	2.190%, 05/01/19	8,832
17,936	2.211%, 04/01/19	18,185
4,477	2.221%, 01/01/23	4,239
6,559	2.273%, 07/01/19	6,639
5,829	2.314%, 12/01/22	5,562
9,391	2.356%, 12/01/22	8,982
10,113	2.370%, 01/01/23	9,726
3,508	2.397%, 12/01/22	3,369
13,572	2.400%, 01/01/23	13,079
15,437	2.407%, 01/01/23	14,812
34,118	2.418%, 12/01/22 - 01/01/23	32,741
26,806	2.449%, 07/01/19 - 11/01/22	26,611
11,210	2.450%, 02/01/23	10,663
12,393	2.459%, 11/01/22 - 12/01/22	11,948
15,628	2.469%, 10/01/22 - 12/01/22	15,084
26,913	2.480%, 12/01/22 - 02/01/23	25,949
9,607	2.490%, 10/01/17 - 11/01/22	9,569
18,979	2.500%, 12/01/22 - 06/01/23	18,282
8,251	2.510%, 01/01/23	7,984
16,579	2.521%, 11/01/22 - 01/01/23	16,007
33,206	2.531%, 06/01/19 - 01/01/23	32,856
7,980	2.552%, 09/01/22 - 11/01/22	7,698
7,174	2.573%, 03/01/23	6,944
12,555	2.583%, 04/01/23	11,953
7,059	2.600%, 01/01/23	6,898
37,614	2.604%, 10/01/22 - 05/01/23	36,025
2,690	2.624%, 05/01/23	2,607
15,116	2.635%, 11/01/22	14,757
3,214	2.640%, 04/01/23	3,135
8,968	2.650%, 08/01/22	8,744
5,381	2.655%, 10/01/22	5,269
6,165	2.660%, 06/01/23	5,954
5,426	2.670%, 07/01/22	5,306
7,808	2.686%, 06/01/22	7,703
12,473	2.690%, 10/01/17 - 07/01/22	12,546
5,761	2.703%, 04/01/23	5,652
5,201	2.707%, 10/01/17	5,429
5,941	2.722%, 10/01/22	5,846
3,587	2.728%, 07/01/23	3,437
2,816	2.748%, 12/01/22	2,755

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
10,888	2.759%, 07/01/22	10,772
14,991	2.790%, 04/01/22	14,945
10,400	2.831%, 05/01/22	10,361
8,683	2.841%, 03/01/22	8,581
13,945	2.852%, 06/01/22	13,919
22,420	2.862%, 05/01/22 - 06/01/23	22,257
10,006	2.914%, 07/01/22	10,001
13,072	2.955%, 05/01/22	13,106
12,705	2.970%, 11/01/18	13,290
8,714	2.996%, 05/01/22	8,760
40,683	3.000%, 02/01/22 - 02/01/43	39,394
9,583	3.038%, 05/01/22	9,658
10,762	3.040%, 12/01/18	11,292
11,972	3.050%, 04/01/22	12,163
17,100	3.069%, 01/01/22 - 03/01/22	17,259
19,730	3.079%, 07/01/22	19,909
2,594	3.089%, 02/01/22	2,627
6,987	3.100%, 05/01/22	7,108
16,787	3.120%, 01/01/22 - 05/01/22	17,094
16,779	3.131%, 12/01/21 - 01/01/22	17,081
7,497	3.162%, 02/01/22	7,576
12,628	3.182%, 03/01/22 - 04/01/22	12,823
22,052	3.193%, 01/01/22 - 02/01/22	22,483
8,720	3.224%, 05/01/22	8,884
5,273	3.230%, 11/01/20	5,492
24,966	3.244%, 02/01/22 - 03/01/22	25,405
7,137	3.290%, 10/01/20	7,464
7,174	3.306%, 01/01/22	7,363
2,690	3.317%, 03/01/22	2,743
6,968	3.379%, 11/01/20	7,261
3,475	3.420%, 12/01/21	3,590
5,766	3.461%, 11/01/20	6,044
7,174	3.472%, 10/01/20	7,534
8,968	3.492%, 01/01/18	9,577
127,443	3.500%, 12/01/32 - 06/01/43	128,301
2,381	3.503%, 08/01/17	2,532
3,155	3.513%, 10/01/21	3,280
5,656	3.520%, 01/01/18	6,059
17,442	3.544%, 09/01/20 - 11/01/21	18,275
23,386	3.590%, 10/01/20 - 08/01/23	24,533
7,623	3.596%, 12/01/20	8,046
1,710	3.600%, 09/01/20	1,818
17,502	3.616%, 09/01/20 - 10/01/20	18,530
25,423	3.621%, 09/01/20	26,941
8,805	3.639%, 12/01/20	9,324
21,422	3.658%, 01/01/18 - 10/01/20	22,708

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,968	3.709%, 10/01/21	9,393
16,530	3.740%, 07/01/20 - 08/01/20	17,705
17,217	3.743%, 06/01/18	18,740
2,690	3.751%, 01/01/18	2,886
11,304	3.761%, 06/01/18 - 01/01/25	11,916
42,150	3.792%, 07/01/23	43,689
5,155	3.800%, 03/01/18	5,570
3,200	3.802%, 09/01/20	3,415
3,403	3.823%, 12/01/20	3,630
4,932	3.864%, 07/01/23	5,176
15,556	3.881%, 09/01/21	16,656
34,796	3.895%, 01/01/21 - 09/01/21	36,779
6,573	3.906%, 09/01/21	6,981
8,968	3.926%, 08/01/20	9,489
13,165	3.930%, 07/01/20	14,212
8,968	3.940%, 07/01/21	9,600
12,675	3.947%, 06/01/17	13,606
21,562	3.957%, 12/01/20 - 12/01/21	22,854
8,788	3.960%, 08/01/20	9,494
23,093	3.978%, 09/01/20 - 09/01/21	24,755
8,968	3.980%, 11/01/16	9,143
8,632	3.988%, 07/01/21	9,223
10,224	3.999%, 01/01/21	10,978
40,737	4.000%, 04/01/20 - 07/01/42	42,331
31,408	4.019%, 08/01/20 - 09/01/21	33,674
6,209	4.045%, 10/01/20	6,691
5,894	4.050%, 09/01/21	6,305
3,583	4.061%, 01/01/21	3,859
13,452	4.081%, 07/01/20	14,508
5,651	4.102%, 06/01/21	6,071
4,819	4.123%, 07/01/21	5,186
6,201	4.130%, 07/01/20	6,747
6,009	4.154%, 06/01/21	6,456
5,826	4.185%, 01/01/21 - 08/01/21	6,284
8,669	4.195%, 07/01/21	9,363
28,061	4.201%, 07/01/20	30,559
16,071	4.205%, 10/01/21	17,336
6,111	4.236%, 06/01/21	6,613
8,968	4.250%, 04/01/21	9,767
14,646	4.267%, 11/01/19 - 08/01/21	15,895
8,111	4.274%, 06/01/21	8,878
15,463	4.298%, 03/01/21	16,821
7,758	4.302%, 01/01/21	8,560
8,668	4.317%, 07/01/21	9,701
16,877	4.319%, 12/01/19 - 09/01/23	18,211
4,889	4.329%, 06/01/21	5,319

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
4,427	4.330%, 02/01/21	4,858
13,159	4.350%, 04/01/20	14,484
20,325	4.368%, 04/01/20	22,391
10,249	4.369%, 02/01/20	11,288
21,530	4.380%, 01/01/21	23,692
18,398	4.381%, 11/01/19 - 06/01/21	20,116
6,795	4.390%, 05/01/21	7,474
6,816	4.391%, 04/01/21	7,423
55,153	4.399%, 02/01/20	60,828
28,024	4.402%, 12/01/19 - 07/01/21	30,618
16,823	4.424%, 01/01/20	18,387
6,924	4.443%, 08/01/20 - 04/01/21	7,641
6,489	4.474%, 04/01/21	7,111
16,142	4.484%, 06/01/21	17,668
2,496	4.500%, 03/01/20	2,742
13,452	4.505%, 05/01/21	14,772
18,840	4.530%, 12/01/19	20,858
2,972	4.540%, 01/01/20	3,296
2,511	4.546%, 02/01/20	2,766
9,984	4.552%, 08/01/26	10,756
3,792	4.598%, 01/01/21	4,187
8,071	4.629%, 06/01/21	8,905
24,662	4.650%, 08/01/21	27,238
9,541	4.762%, 08/01/26	10,505
6,072	4.766%, 08/01/26	6,687
11,266	4.794%, 01/01/21	12,537
10,368	4.820%, 12/01/26	11,257
2,727	5.000%, 04/01/31 - 12/01/32	3,009
7,898	5.414%, 05/01/17	8,621
4,685	5.500%, 03/01/17 - 06/01/39	5,008
5,354	6.000%, 02/01/36 - 11/01/48	5,866
3,672	6.500%, 04/01/36 - 05/01/37	4,230
1,999	7.000%, 02/01/36 - 01/01/38	2,246
171	7.500%, 10/01/37	196
523	8.000%, 11/01/37	602
87	10.587%, 04/15/19	95
	Government National Mortgage Association II, 30 Year, Single Family,
4,209	5.500%, 09/20/39	4,680
25,623	6.000%, 03/20/28 - 08/20/39	29,049
1,810	6.500%, 07/20/29	2,116
850	7.000%, 08/20/38	954
131	7.500%, 02/20/28 - 09/20/28	156
250	8.000%, 12/20/25 - 09/20/28	295
121	8.500%, 03/20/25 - 05/20/25	139

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association II, Other,
4,564	4.462%, 05/20/63	4,963
226	6.000%, 11/20/38	241
	Government National Mortgage Association, 15 Year, Single Family,
54	6.000%, 10/15/17	57
78	6.500%, 06/15/17	82
64	8.000%, 01/15/16	66
	Government National Mortgage Association, 30 Year, Single Family,
5,199	5.500%, 04/15/33 - 09/15/34	5,957
175	6.000%, 11/15/28	198
4,086	6.500%, 01/15/24 - 12/15/35	4,671
7,732	7.000%, 08/15/23 - 04/15/37	9,130
1,394	7.500%, 11/15/22 - 10/15/37	1,595
43	8.000%, 07/15/22 - 08/15/28	46
13	8.500%, 03/15/17 - 11/15/17	14
32	9.000%, 08/15/16 - 11/15/24	36
1,785	9.500%, 09/15/18 - 12/15/25	2,021
4	12.000%, 11/15/19	4

	Total Mortgage Pass-Through Securities (Cost $3,666,937)	3,712,554

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	3,728
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,230

		6,958

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,812

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,600
10,965	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	12,589
21,705	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	20,162

		35,351

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	15,295
9,576	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	9,159

		24,454

	Total Municipal Bonds (Cost $67,928)	71,575

Supranational — 0.2%
23,640	African Development Bank, 8.800%, 09/01/19	30,752
8,164	Corp. Andina de Fomento, 3.750%, 01/15/16	8,530
8,520	International Bank for Reconstruction & Development, Series 2, Zero Coupon, 02/15/16	8,407

	Total Supranational (Cost $46,933)	47,689

U.S. Government Agency Securities — 2.7%
5,789	Federal Farm Credit Bank, 5.125%, 11/15/18	6,678
	Federal Home Loan Bank,
1,500	3.300%, 08/08/35	1,262
9,865	5.500%, 07/15/36	12,003
	Federal Home Loan Mortgage Corp.,
3,587	5.125%, 11/17/17	4,109
8,654	5.500%, 08/23/17	9,976
	Federal National Mortgage Association,
7,174	SUB, 2.000%, 09/20/28	7,179
23,765	Zero Coupon, 06/01/17	22,863
	Federal National Mortgage Association STRIPS,
10,313	Zero Coupon, 11/15/21	8,230
8,071	Zero Coupon, 05/15/30	4,138
	Financing Corp. Fico,
1,688	Zero Coupon, 04/06/18	1,581
6,005	Zero Coupon, 08/03/18	5,570
1,795	Zero Coupon, 03/07/19	1,633
3,506	Zero Coupon, 11/30/17	3,321
59,680	Zero Coupon, 05/11/18	55,741
27,586	Zero Coupon, 09/26/19	24,362
24,034	Zero Coupon, 04/05/19	21,776
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,408
5,741	Zero Coupon, 04/01/16	5,590
11,944	Zero Coupon, 04/01/19	10,762
	Residual Funding Corp. STRIPS,
117,650	Zero Coupon, 10/15/19	105,351

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

216,801	Zero Coupon, 07/15/20	187,959
50,759	Zero Coupon, 10/15/20	43,547
19,730	Zero Coupon, 01/15/21	16,746
	Tennessee Valley Authority,
2,632	4.625%, 09/15/60	2,535
8,246	5.250%, 09/15/39	9,309
493	5.500%, 06/15/38	572
7,668	5.880%, 04/01/36	9,366
	Tennessee Valley Authority STRIPS,
3,711	Zero Coupon, 12/15/17	3,466
6,731	Zero Coupon, 01/15/19	6,041
10,762	Zero Coupon, 05/01/19	9,539
16,053	Zero Coupon, 11/01/25	10,265
3,119	Zero Coupon, 07/15/28	1,691
2,242	Zero Coupon, 06/15/35	851

	Total U.S. Government Agency Securities (Cost $628,743)	618,420

U.S. Treasury Obligations — 20.7%
	U.S. Treasury Bonds,
13,890	4.375%, 02/15/38	15,969
64,211	4.500%, 02/15/36	75,227
6,861	4.500%, 05/15/38	8,034
1,794	4.500%, 08/15/39	2,104
34,370	4.750%, 02/15/37	41,674
49,756	5.000%, 05/15/37	62,366
583	5.250%, 11/15/28	731
12,087	5.250%, 02/15/29	15,150
6,188	5.375%, 02/15/31	7,924
12,869	5.500%, 08/15/28	16,504
3,856	6.000%, 02/15/26	5,088
4,080	6.125%, 11/15/27	5,508
2,242	6.125%, 08/15/29	3,064
6,861	6.250%, 05/15/30	9,542
4,260	6.375%, 08/15/27	5,863
6,771	6.500%, 11/15/26	9,356
6,547	6.625%, 02/15/27	9,153
6,995	6.750%, 08/15/26	9,835
5,937	7.125%, 02/15/23	8,181
12,546	7.250%, 08/15/22 (m)	17,287
50,572	7.500%, 11/15/16 (m)	59,924
7,817	7.875%, 02/15/21 (m)	10,782
15,674	8.000%, 11/15/21	22,116
14,932	8.125%, 05/15/21	20,965
41,000	8.500%, 02/15/20	56,670
17,000	8.750%, 05/15/20	23,918
54,785	8.750%, 08/15/20	77,645

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
71,520	8.875%, 08/15/17 (m)	90,881
8,968	11.250%, 02/15/15	9,915
	U.S. Treasury Coupon STRIPS,
30,981	1.640%, 05/15/22	25,171
4,100	1.728%, 11/15/18	3,821
96,137	1.791%, 05/15/21	81,571
26,456	1.998%, 05/15/18	25,053
161,915	2.149%, 02/15/21	138,765
16,142	2.219%, 02/15/20	14,413
111,046	2.534%, 11/15/21 (m)	92,217
147,281	2.598%, 02/15/22	120,908
9,300	2.604%, 08/15/22	7,473
75,492	2.650%, 08/15/18	70,878
29,730	2.712%, 05/15/23	23,131
45,720	2.777%, 11/15/16	44,968
19,012	3.063%, 08/15/29	11,127
14,608	3.067%, 08/15/26	9,812
16,680	3.074%, 05/15/35	7,623
175,907	3.113%, 08/15/20 (m)	153,940
89,157	3.159%, 02/15/23	70,083
21,613	3.166%, 11/15/34	10,085
155,684	3.182%, 02/15/27	102,086
88,443	3.212%, 11/15/27	56,075
52,661	3.283%, 08/15/21	44,194
24,550	3.296%, 05/15/31	13,296
88,828	3.304%, 11/15/26	58,944
18,766	3.332%, 02/15/32	9,843
25,155	3.408%, 08/15/34	11,870
291,996	3.475%, 05/15/20 (m)	258,173
11,748	3.537%, 02/15/26	8,069
163,863	3.542%, 08/15/19	148,931
43,138	3.599%, 11/15/32	21,906
36,872	3.637%, 02/15/29	22,061
52,747	3.638%, 05/15/32	27,365
36,285	3.639%, 08/15/17	35,083
93,147	3.742%, 02/15/17	91,083
101,374	3.744%, 05/15/19 (m)	92,925
44,705	3.747%, 05/15/33	22,227
15,906	3.815%, 02/15/35	7,346
30,760	3.869%, 11/15/28	18,640
31,792	3.918%, 02/15/18	30,319
67,515	3.992%, 02/15/28	42,323
33,002	3.997%, 02/15/31	18,052
23,788	4.003%, 08/15/31	12,743
34,461	4.049%, 08/15/16	34,007
30,716	4.054%, 02/15/34	14,797

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,982	4.067%, 08/15/28	4,892
35,571	4.117%, 11/15/31	18,854
72,136	4.136%, 05/15/30	40,888
45,886	4.152%, 08/15/27	29,425
43,209	4.292%, 11/15/33	21,037
1,525	4.307%, 08/15/32	782
12,600	4.340%, 05/15/34	6,005
9,901	4.349%, 02/15/25	7,134
10,134	4.435%, 05/15/28	6,283
82,771	4.528%, 11/15/17	79,517
11,591	4.612%, 08/15/24	8,538
1,525	4.626%, 08/15/35	690
20,963	4.762%, 08/15/33	10,306
14,456	4.768%, 11/15/29	8,365
19,999	4.851%, 05/15/26	13,585
97,213	4.994%, 02/15/30	55,657
2,870	5.099%, 05/15/29	1,698
20,559	5.102%, 05/15/27	13,338
18,295	5.122%, 11/15/24	13,334
17,936	5.135%, 11/15/30	9,930
30,088	5.406%, 08/15/30	16,844
6,278	5.432%, 05/15/24	4,678
1,076	5.492%, 02/15/24	810
1,054	5.530%, 05/15/36	462
2,421	5.626%, 05/15/25	1,724
62,607	8.162%, 02/15/16 (m)	62,199
24	12.116%, 08/15/15	24
	U.S. Treasury Inflation Indexed Bonds,
3,587	2.500%, 01/15/29	4,767
9,066	3.625%, 04/15/28 (m)	17,914
	U.S. Treasury Inflation Indexed Notes,
3,587	0.125%, 04/15/16	3,916
22,420	0.500%, 04/15/15	24,702
4,260	1.125%, 01/15/21	4,886
20,626	1.250%, 04/15/14	22,808
	U.S. Treasury Notes,
2,128	0.875%, 01/31/18	2,109
20,788	1.000%, 11/30/19	19,885
149,801	1.375%, 11/30/18	149,426
6,278	1.375%, 12/31/18	6,253
51,639	1.500%, 08/31/18	51,982
6,000	1.625%, 08/15/22	5,621
16,770	1.750%, 10/31/18	17,035
6,000	2.000%, 02/15/22	5,850
8,968	2.125%, 08/31/20	9,035
50,445	2.125%, 08/15/21	50,082

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
1,794	2.250%, 11/30/17	1,873
23,317	2.625%, 01/31/18	24,669
66,991	2.625%, 08/15/20	69,608
26,904	2.625%, 11/15/20	27,883
2,242	2.750%, 11/30/16	2,372
46,175	2.750%, 05/31/17 (m)	49,007
12,681	2.750%, 12/31/17	13,478
27,451	2.875%, 03/31/18	29,310
29,550	3.125%, 10/31/16	31,533
1,794	3.125%, 01/31/17	1,921
120,041	3.125%, 04/30/17	128,781
180,518	3.125%, 05/15/19	194,438
39,908	3.125%, 05/15/21	42,480
176,535	3.250%, 12/31/16 (m)	189,444
54,705	3.250%, 03/31/17	58,872
42,007	3.500%, 02/15/18	45,850
22,420	3.500%, 05/15/20	24,550
17,039	3.625%, 02/15/21	18,736
29,447	4.250%, 11/15/17	32,891
49,378	4.500%, 05/15/17	55,139
8,520	4.625%, 02/15/17	9,496
63,462	4.750%, 08/15/17	71,717
4,080	U.S. Treasury Principal STRIPS, Zero Coupon, 05/15/20	3,616

	Total U.S. Treasury Obligations (Cost $4,599,047)	4,775,707

Loan Assignments — 0.4%
	Financials — 0.4%
	Real Estate Management & Development — 0.4%
12,759	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom), VAR, 4.250%, 04/14/14 (i)	12,711

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Management & Development — Continued
48,567	Invitation Homes, Revolving Loan,
	VAR, 3.750%, 03/15/15 (i)	48,324
24,303	Progress Residential LP, Revolving Loan,
	VAR, 4.000%, 09/04/15 (i)	24,181
17,741	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)
		17,652

	Total Loan Assignments (Cost $103,370)	102,868

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
792,591	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $792,591)	792,591

	Total Investments — 99.8% (Cost $22,382,622)	23,038,949
	Other Assets in Excess of Liabilities — 0.2%	38,876

	NET ASSETS — 100.0%	$23,077,825

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 8.2%
1,740	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.956%, 12/27/22 (e)	1,755
	Accredited Mortgage Loan Trust,
1,068	Series 2006-1, Class A3, VAR, 0.335%, 04/25/36	1,033
949	Series 2006-2, Class A3, VAR, 0.305%, 09/25/36	918
	Ally Auto Receivables Trust,
187	Series 2010-3, Class A4, 1.550%, 08/17/15	188
444	Series 2012-1, Class A4, 1.210%, 07/15/16	448
	American Credit Acceptance Receivables Trust,
1,070	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	1,073
946	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	955
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,729
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	3,027
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,094
	AmeriCredit Automobile Receivables Trust,
290	Series 2012-1, Class A3, 1.230%, 09/08/16	291
1,244	Series 2012-3, Class A3, 0.960%, 01/09/17	1,247
2,187	Series 2012-4, Class A3, 0.670%, 06/08/17	2,190
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
590	Series 2003-5, Class A6, SUB, 4.948%, 04/25/33	589
140	Series 2003-13, Class AF6, SUB, 4.740%, 01/25/34	139
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	701
7	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	7
2,776	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	2,795
	Bear Stearns Asset-Backed Securities Trust,
553	Series 2003-SD2, Class 2A, VAR, 2.800%, 06/25/43	557
796	Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	764
1,211	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,198
2,631	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	2,629
1,667	Carfinance Capital Auto Trust, Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,684

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

4,006	Carnow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,011
	Centex Home Equity Loan Trust,
267	Series 2001-B, Class A6, 6.360%, 07/25/32	269
425	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	439
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	132
710	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	735
	Chase Funding Trust,
53	Series 2003-5, Class 1A4, 4.396%, 02/25/30	53
174	Series 2003-6, Class 1A4, 4.499%, 11/25/34	175
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,612
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	940
	CNH Equipment Trust,
345	Series 2011-B, Class A3, 0.910%, 08/15/16	345
27	Series 2012-C, Class A3, 0.570%, 12/15/17	27
5,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	4,931
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (e) (i)	4,784
	Countrywide Asset-Backed Certificates,
297	Series 2004-1, Class 3A, VAR, 0.716%, 04/25/34	274
587	Series 2004-1, Class M1, VAR, 0.906%, 03/25/34	556
66	Series 2004-1, Class M2, VAR, 0.980%, 03/25/34	63
1,539	Series 2004-6, Class M1, VAR, 0.755%, 10/25/34	1,441
	CPS Auto Receivables Trust,
281	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	284
3,509	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	3,531
840	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	828
	CPS Auto Trust,
1,160	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	1,164
683	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	677

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	Credit Acceptance Auto Loan Trust,
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	568
3,708	Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,730
87	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	96
481	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	485
	Exeter Automobile Receivables Trust,
2,090	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	2,115
1,559	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,561
3,230	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	3,230
	Federal National Mortgage Association REMIC Trust,
19	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	20
38	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	38
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,961
3,875	Flagship Credit Auto Trust, Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,853
500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	505
1,866	FRT Trust, Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	1,884
950	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	957
	GMAT Trust,
1,241	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,239
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,802
750	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class D2, 2.388%, 05/16/44 (e)	748
	HLSS Servicer Advance Receivables Trust,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	3,021
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,308

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,277
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	508
449	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	453
280	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	284
84	Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	85
	HSBC Home Equity Loan Trust USA,
205	Series 2006-1, Class A1, VAR, 0.314%, 01/20/36	201
477	Series 2006-2, Class A1, VAR, 0.304%, 03/20/36	466
210	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	212
821	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	834
601	Series 2007-3, Class APT, VAR, 1.354%, 11/20/36	597
410	Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	411
272	Hyundai Auto Receivables Trust, Series 2012-A, Class A4, 0.950%, 12/15/16	274
	KGS-Alpha Capital Markets LP,
42,569	VAR, IO, 0.624%, 08/25/38	1,696
42,340	Series 2012-4, VAR, IO, 11.033%, 09/25/37	2,117
25,553	Series 2013-2, VAR, IO, 5.643%, 03/25/39	1,481
386	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.506%, 07/25/34 (e)	384
	Long Beach Mortgage Loan Trust,
119	Series 2004-1, Class M3, VAR, 1.205%, 02/25/34	110
42	Series 2004-5, Class M6, VAR, 2.656%, 09/25/34 (i)	5
	LV Tower 52 Issuer LLC,
8,738	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	8,750
4,592	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	4,592
	Mid-State Capital Corp. Trust,
199	Series 2005-1, Class A, 5.745%, 01/15/40	212
2,278	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,400
2,764	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,850
1,104	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,157

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
501	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.405%, 03/25/33	454
1,547	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class ET1, 4.458%, 02/15/45 (e)	1,546
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.272%, 11/25/33	1,033
610	Series 2005-1, Class M1, VAR, 0.605%, 03/25/35	573
4,981	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	4,956
1,619	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 0.835%, 09/25/34	1,597
452	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	451
5,300	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	5,313
479	RASC Trust, Series 2005-EMX3, Class M1, VAR, 0.586%, 09/25/35	478
6,166	Real Estate Asset Trust, Series 2013-2A, Class A2, VAR, 5.682%, 07/25/43 (e) (i)	6,166
2,500	RMAT, Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	2,573
479	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	469
	Santander Drive Auto Receivables Trust,
149	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	149
156	Series 2012-1, Class A3, 1.490%, 10/15/15	156
339	Series 2012-2, Class A3, 1.220%, 12/15/15	339
342	Series 2012-3, Class A3, 1.080%, 04/15/16	343
4,365	Series 2012-3, Class C, 3.010%, 04/16/18	4,499
1,911	Series 2012-5, Class A3, 0.830%, 12/15/16	1,914
282	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.563%, 01/25/36	178
119	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	119
1,647	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.236%, 06/25/37	946
4,229	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	4,269
2,250	Springleaf Funding Trust, Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,270

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Stanwich Mortgage Loan Co. LLC,
951	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	954
934	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	934
3,905	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	3,941
5,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.336%, 02/25/15	5,000
11	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.560%, 06/25/35	11
22	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.245%, 06/25/37	21
1,341	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.554%, 10/15/15 (e)	1,358
1,500	Unipac IX LLC, 13.000%, 05/15/16 (i)	1,457
	United Auto Credit Securitization Trust,
122	Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	122
2,500	Series 2012-1, Class B, 1.870%, 09/15/15 (e)	2,500
4,270	VOLT NPL IX LLC, Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)	4,093
573	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	577
5,831	VOLT RLF XII Trust, Series 2013-RLF1, Class A2, SUB, 5.000%, 04/25/52 (e)	5,647
5,248	VOLT XIX LLC, Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	5,162
	Westgate Resorts LLC,
443	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	447
2,108	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	2,120
2,633	World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	2,638
1,503	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	1,507

	Total Asset-Backed Securities (Cost $201,851)	203,039

Collateralized Mortgage Obligations — 15.5%
	Agency CMO — 8.9%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
127	Series 23, Class KZ, 6.500%, 11/25/23	143
856	Series 24, Class J, 6.250%, 11/25/23	885
154	Series 31, Class Z, 8.000%, 04/25/24	177

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal Home Loan Mortgage Corp. REMIC,
9		Series 11, Class D, 9.500%, 07/15/19	10
9		Series 38, Class D, 9.500%, 05/15/20	10
4		Series 81, Class A, 8.125%, 11/15/20	4
10		Series 84, Class F, 9.200%, 10/15/20	11
6		Series 109, Class I, 9.100%, 01/15/21	6
2		Series 198, Class Z, 8.500%, 09/15/22	2
84		Series 1316, Class Z, 8.000%, 06/15/22	96
27		Series 1343, Class LB, 7.500%, 08/15/22	32
1		Series 1351, Class TF, HB, 1,010.000%, 08/15/22	17
60		Series 1456, Class Z, 7.500%, 01/15/23	68
384		Series 1543, Class VN, 7.000%, 07/15/23	437
284		Series 1577, Class PV, 6.500%, 09/15/23	294
668		Series 1608, Class L, 6.500%, 09/15/23	738
638		Series 1611, Class Z, 6.500%, 11/15/23	720
604		Series 1628, Class LZ, 6.500%, 12/15/23	669
278		Series 1630, Class PK, 6.000%, 11/15/23	310
828		Series 1671, Class I, 7.000%, 02/15/24	931
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	20
56		Series 1695, Class G, HB, IF, 27.910%, 03/15/24	92
36		Series 1710, Class GB, HB, IF, 42.049%, 04/15/24	70
139		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	32
67		Series 2022, Class PE, 6.500%, 01/15/28	76
531		Series 2033, Class K, 6.050%, 08/15/23	574
434		Series 2036, Class PG, 6.500%, 01/15/28	485
71		Series 2089, Class PJ, IO, 7.000%, 10/15/28	14
1,309		Series 2091, Class PG, 6.000%, 11/15/28	1,464
—	(h)	Series 2113, Class MW, 6.500%, 01/15/29	—	(h)
287		Series 2116, Class ZA, 6.000%, 01/15/29	320
86		Series 2148, Class ZA, 6.000%, 04/15/29	96
211		Series 2201, Class C, 8.000%, 11/15/29	248
45		Series 2261, Class ZY, 7.500%, 10/15/30	52
462		Series 2293, Class ZA, 6.000%, 03/15/31	515
6		Series 2297, Class NB, 6.000%, 03/15/16	6
68		Series 2310, Class Z, 6.000%, 04/15/31	74
30		Series 2313, Class LA, 6.500%, 05/15/31	34
248		Series 2325, Class JO, PO, 06/15/31	209
713		Series 2330, Class PE, 6.500%, 06/15/31	727
109		Series 2344, Class QG, 6.000%, 08/15/16	114
136		Series 2345, Class PQ, 6.500%, 08/15/16	143

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Agency CMO — Continued
90		Series 2368, Class TG, 6.000%, 10/15/16	93
223		Series 2394, Class MC, 6.000%, 12/15/16	233
84		Series 2399, Class PG, 6.000%, 01/15/17	89
300		Series 2410, Class QB, 6.250%, 02/15/32	322
2,418		Series 2427, Class GE, 6.000%, 03/15/32	2,705
1,722		Series 2430, Class WF, 6.500%, 03/15/32	1,955
351		Series 2466, Class DH, 6.500%, 06/15/32	398
1,155		Series 2530, Class SK, IF, IO, 7.945%, 06/15/29	271
123		Series 2534, Class SI, HB, IF, 20.658%, 02/15/32	189
1,017		Series 2543, Class YX, 6.000%, 12/15/32	1,137
570		Series 2557, Class HL, 5.300%, 01/15/33	627
913		Series 2586, Class IO, IO, 6.500%, 03/15/33	191
280		Series 2594, Class IV, IO, 7.000%, 03/15/32	67
17		Series 2602, Class BX, 3.500%, 12/15/22	17
675		Series 2610, Class UI, IO, 6.500%, 05/15/33	152
—	(h)	Series 2613, Class H, 4.500%, 05/15/18	—	(h)
1,252		Series 2636, Class Z, 4.500%, 06/15/18	1,322
208		Series 2641, Class SK, IF, IO, 6.995%, 01/15/18	3
68		Series 2643, Class SA, HB, IF, 44.496%, 03/15/32	130
66		Series 2650, Class PO, PO, 12/15/32	65
75		Series 2650, Class SO, PO, 12/15/32	73
311		Series 2656, Class AC, 6.000%, 08/15/33	344
1,050		Series 2656, Class PE, 4.500%, 07/15/18	1,103
1,032		Series 2699, Class W, 5.500%, 11/15/33	1,134
—	(h)	Series 2707, Class KA, 4.500%, 11/15/18	—	(h)
44		Series 2707, Class KJ, 5.000%, 11/15/18	46
705		Series 2733, Class SB, IF, 7.871%, 10/15/33	749
8		Series 2755, Class SA, IF, 13.891%, 05/15/30	8
515		Series 2756, Class NA, 5.000%, 02/15/24	558
133		Series 2764, Class S, IF, 13.364%, 07/15/33	150
41		Series 2779, Class SM, IF, IO, 6.995%, 10/15/18	1
723		Series 2801, Class JN, 5.000%, 06/15/33	751
1,000		Series 2845, Class QH, 5.000%, 08/15/34	1,091
1,036		Series 2864, Class NS, IF, IO, 6.946%, 09/15/34	122
1,502		Series 2912, Class EH, 5.500%, 01/15/35	1,682

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
250		Series 2934, Class CI, 5.000%, 01/15/34	259
—	(h)	Series 2980, Class QA, 6.000%, 05/15/35	—	(h)
91		Series 2980, Class QB, 6.500%, 05/15/35	103
849		Series 2989, Class TG, 5.000%, 06/15/25	929
173		Series 2990, Class SL, HB, IF, 23.927%, 06/15/34	255
2,123		Series 2994, Class SC, IF, IO, 5.446%, 02/15/33	230
383		Series 2995, Class FT, VAR, 0.405%, 05/15/29	383
1,470		Series 3005, Class ED, 5.000%, 07/15/25	1,627
111		Series 3005, Class PV, IF, 12.486%, 10/15/33	131
1,160		Series 3028, Class ME, 5.000%, 02/15/34	1,217
403		Series 3031, Class BN, HB, IF, 21.276%, 08/15/35	567
982		Series 3059, Class B, 5.000%, 02/15/35	1,051
461		Series 3062, Class HE, 5.000%, 01/15/34	474
503		Series 3064, Class OG, 5.500%, 06/15/34	523
33		Series 3068, Class AO, PO, 01/15/35	33
442		Series 3117, Class EO, PO, 02/15/36	403
164		Series 3134, Class PO, PO, 03/15/36	151
184		Series 3138, Class PO, PO, 04/15/36	174
1		Series 3151, Class PD, 6.000%, 11/15/34	1
721		Series 3152, Class MO, PO, 03/15/36	676
616		Series 3184, Class YO, PO, 03/15/36	511
4,451		Series 3187, Class Z, 5.000%, 07/15/36	4,845
543		Series 3189, Class PC, 6.000%, 08/15/35	564
1,692		Series 3201, Class IN, IF, IO, 6.095%, 08/15/36	233
3,139		Series 3202, Class HI, IF, IO, 6.496%, 08/15/36	560
1,211		Series 3219, Class PD, 6.000%, 11/15/35	1,288
815		Series 3274, Class B, 6.000%, 02/15/37	884
330		Series 3292, Class DO, PO, 03/15/37	310
1,598		Series 3305, Class IW, IF, IO, 6.296%, 04/15/37	286
69		Series 3306, Class TB, IF, 2.905%, 04/15/37	68
61		Series 3306, Class TC, IF, 2.364%, 04/15/37	59
205		Series 3331, Class PO, PO, 06/15/37	178
345		Series 3383, Class OP, PO, 11/15/37	322
620		Series 3531, Class SM, IF, IO, 5.946%, 05/15/39	91
121		Series 3542, Class TN, IF, 6.000%, 07/15/36	114

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Agency CMO — Continued
284		Series 3546, Class A, VAR, 2.100%, 02/15/39	291
727		Series 3572, Class JS, IF, IO, 6.645%, 09/15/39	113
1,086		Series 3605, Class NC, 5.500%, 06/15/37	1,205
1,884		Series 3609, Class SA, IF, IO, 6.185%, 12/15/39	348
766		Series 3610, Class CA, 4.500%, 12/15/39	822
279		Series 3611, Class PO, PO, 07/15/34	241
1,570		Series 3648, Class CY, 4.500%, 03/15/30	1,681
659		Series 3653, Class HJ, 5.000%, 04/15/40	723
7,220		Series 3677, Class PB, 4.500%, 05/15/40	7,798
—	(h)	Series 3688, Class GT, VAR, 7.191%, 11/15/46	—	(h)
1,090		Series 3737, Class DG, 5.000%, 10/15/30	1,197
1,657		Series 3747, Class HI, IO, 4.500%, 07/15/37	206
—	(h)	Series 3819, Class ZQ, 6.000%, 04/15/36	—	(h)
1,270		Series 3827, Class BD, 4.000%, 08/15/39	1,354
950		Series 3852, Class TP, IF, 5.500%, 05/15/41	1,029
806		Series 3855, Class AM, 6.500%, 11/15/36	912
791		Series 3890, Class ET, 5.500%, 11/15/23	877
6,017		Series 4030, Class IL, IO, 3.500%, 04/15/27	743
10,695		Series 4146, Class KI, IO, 3.000%, 12/15/32	1,825
		Federal Home Loan Mortgage Corp. STRIPS,
410		Series 186, Class PO, PO, 08/01/27	376
9,240		Series 262, Class 35, 3.500%, 07/15/42	9,334
3,893		Series 279, Class 35, 3.500%, 09/15/42	3,985
682		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.115%, 10/25/37	671
		Federal National Mortgage Association - ACES,
2,270		Series 2011-M2, Class A2, 3.645%, 04/25/21	2,416
1,680		Series 2011-M4, Class A2, 3.726%, 06/25/21	1,787
631		Series 2011-M8, Class A2, 2.922%, 08/25/21	636
3,259		Series 2013-M7, Class A2, 2.280%, 12/27/22	3,055
		Federal National Mortgage Association Grantor Trust,
34,609		Series 2001-T12, Class IO, IO, VAR, 0.538%, 08/25/41	512
1,139		Series 2002-T16, Class A2, 7.000%, 07/25/42	1,318

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
939	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,079
749	Series 2002-T4, Class A2, 7.000%, 12/25/41	867
1,404	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,678
68,176	Series 2002-T4, Class IO, IO, VAR, 0.423%, 12/25/41	729
684	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	776
455	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	512
552	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	646
8,935	Series 2004-T3, Class 1IO4, IO, VAR, 0.602%, 02/25/44	157
	Federal National Mortgage Association REMIC,
7	Series 1988-13, Class C, 9.300%, 05/25/18	8
63	Series 1989-72, Class E, 9.350%, 10/25/19	71
3	Series 1989-98, Class H, 11.500%, 12/25/19	4
4	Series 1990-1, Class D, 8.800%, 01/25/20	5
5	Series 1990-110, Class H, 8.750%, 09/25/20	5
4	Series 1990-117, Class E, 8.950%, 10/25/20	4
46	Series 1991-141, Class PZ, 8.000%, 10/25/21	51
21	Series 1992-31, Class M, 7.750%, 03/25/22	24
23	Series 1992-79, Class Z, 9.000%, 06/25/22	27
16	Series 1992-101, Class J, 7.500%, 06/25/22	19
233	Series 1992-188, Class PZ, 7.500%, 10/25/22	264
243	Series 1992-200, Class SK, HB, IF, 23.748%, 11/25/22	390
19	Series 1993-23, Class PZ, 7.500%, 03/25/23	21
148	Series 1993-56, Class PZ, 7.000%, 05/25/23	167
78	Series 1993-60, Class Z, 7.000%, 05/25/23	88
161	Series 1993-79, Class PL, 7.000%, 06/25/23	182
273	Series 1993-141, Class Z, 7.000%, 08/25/23	307
126	Series 1993-149, Class M, 7.000%, 08/25/23	145

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
405	Series 1993-160, Class ZA, 6.500%, 09/25/23	449
46	Series 1993-165, Class SA, IF, 19.486%, 09/25/23	62
5	Series 1993-205, Class H, PO, 09/25/23	4
43	Series 1993-247, Class SM, HB, IF, 27.366%, 12/25/23	70
51	Series 1993-255, Class E, 7.100%, 12/25/23	56
468	Series 1994-29, Class Z, 6.500%, 02/25/24	537
68	Series 1994-65, Class PK, PO, 04/25/24	66
311	Series 1995-4, Class Z, 7.500%, 10/25/22	356
649	Series 1995-19, Class Z, 6.500%, 11/25/23	749
81	Series 1997-11, Class E, 7.000%, 03/18/27	92
298	Series 1997-20, Class D, 7.000%, 03/17/27	351
31	Series 1997-27, Class J, 7.500%, 04/18/27	34
872	Series 1997-37, Class SM, IF, IO, 7.845%, 12/25/22	154
451	Series 1997-42, Class EG, 8.000%, 07/18/27	529
407	Series 1997-63, Class ZA, 6.500%, 09/18/27	453
450	Series 1998-66, Class FB, VAR, 0.505%, 12/25/28	453
752	Series 1999-47, Class JZ, 8.000%, 09/18/29	877
266	Series 2000-8, Class Z, 7.500%, 02/20/30	312
326	Series 2001-4, Class PC, 7.000%, 03/25/21	362
371	Series 2001-14, Class Z, 6.000%, 05/25/31	414
492	Series 2001-16, Class Z, 6.000%, 05/25/31	548
392	Series 2001-36, Class ST, IF, IO, 8.345%, 11/25/30	84
1,024	Series 2001-72, Class SB, IF, IO, 7.345%, 12/25/31	192
1,987	Series 2001-81, Class HE, 6.500%, 01/25/32	2,215
125	Series 2002-11, Class QG, 5.500%, 03/25/17	130
135	Series 2002-19, Class SC, IF, 13.905%, 03/17/32	182
145	Series 2002-55, Class QE, 5.500%, 09/25/17	153
2,396	Series 2002-56, Class PE, 6.000%, 09/25/32	2,676
156	Series 2002-63, Class KC, 5.000%, 10/25/17	165
71	Series 2002-73, Class AN, 5.000%, 11/25/17	75

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,631	Series 2002-86, Class PG, 6.000%, 12/25/32	1,838
553	Series 2003-14, Class EH, IF, IO, 7.445%, 03/25/18	57
1,092	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,197
489	Series 2003-18, Class GT, 5.000%, 03/25/18	519
1,238	Series 2003-22, Class Z, 6.000%, 04/25/33	1,400
57	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	1
1,334	Series 2003-47, Class PE, 5.750%, 06/25/33	1,467
225	Series 2003-58, Class TB, 5.000%, 03/25/32	226
394	Series 2003-64, Class KS, IF, 9.439%, 07/25/18	436
88	Series 2003-64, Class SX, IF, 13.354%, 07/25/33	98
27	Series 2003-91, Class SD, IF, 12.241%, 09/25/33	33
404	Series 2003-106, Class WE, 4.500%, 11/25/22	412
317	Series 2004-8, Class GD, 4.500%, 10/25/32	327
377	Series 2004-72, Class F, VAR, 0.655%, 09/25/34	381
71	Series 2005-42, Class PS, IF, 16.611%, 05/25/35	88
99	Series 2005-51, Class MO, PO, 06/25/35	87
2,339	Series 2005-53, Class CS, IF, IO, 6.545%, 06/25/35	527
277	Series 2005-65, Class KO, PO, 08/25/35	235
1,872	Series 2005-72, Class WS, IF, IO, 6.595%, 08/25/35	254
651	Series 2005-84, Class XM, 5.750%, 10/25/35	713
888	Series 2005-87, Class PE, 5.000%, 12/25/33	917
227	Series 2005-90, Class ES, IF, 16.486%, 10/25/35	280
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,194
244	Series 2005-106, Class US, HB, IF, 23.996%, 11/25/35	383
183	Series 2005-116, Class PB, 6.000%, 04/25/34	193
1,184	Series 2006-9, Class KZ, 6.000%, 03/25/36	1,312
1,045	Series 2006-20, Class IB, IF, IO, 6.434%, 04/25/36	154

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
445	Series 2006-22, Class AO, PO, 04/25/36	401
357	Series 2006-27, Class OH, PO, 04/25/36	335
341	Series 2006-59, Class QO, PO, 01/25/33	340
335	Series 2006-61, Class AP, 6.000%, 08/25/35	355
1,369	Series 2006-77, Class PC, 6.500%, 08/25/36	1,560
589	Series 2006-110, Class PO, PO, 11/25/36	541
1,081	Series 2006-114, Class HD, 5.500%, 10/25/35	1,121
411	Series 2006-128, Class PO, PO, 01/25/37	371
535	Series 2007-10, Class Z, 6.000%, 02/25/37	592
742	Series 2007-22, Class SC, IF, IO, 5.924%, 03/25/37	121
14,514	Series 2007-54, Class IB, IF, IO, 6.254%, 06/25/37	2,173
252	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	43
762	Series 2007-71, Class GZ, 6.000%, 07/25/47	863
116	Series 2007-100, Class ND, 5.750%, 10/25/35	119
6,887	Series 2007-109, Class YI, IF, IO, 6.294%, 12/25/37	1,181
2,982	Series 2008-62, Class SM, IF, IO, 6.045%, 07/25/38	430
636	Series 2008-68, Class VK, 5.500%, 03/25/27	650
10	Series 2008-68, Class VN, 5.500%, 03/25/27	10
4,147	Series 2008-91, Class SI, IF, IO, 5.844%, 03/25/38	569
689	Series 2008-93, Class AM, 5.500%, 06/25/37	744
434	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	29
483	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	41
1,228	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	97
990	Series 2009-29, Class LA, VAR, 2.305%, 05/25/39	896
1,222	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	182
3,643	Series 2009-89, Class A1, 5.410%, 05/25/35	3,846
2,308	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	359

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,517	Series 2009-112, Class SW, IF, IO, 6.095%, 01/25/40	171
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,513
3,256	Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	428
657	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	54
933	Series 2010-49, Class SC, IF, 12.349%, 03/25/40	1,078
3,556	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	620
822	Series 2010-111, Class AE, 5.500%, 04/25/38	885
1,090	Series 2011-19, Class ZY, 6.500%, 07/25/36	1,216
1,267	Series 2011-22, Class MA, 6.500%, 04/25/38	1,440
7,835	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	1,056
124	Series 2012-132, Class US, IF, 11.852%, 12/25/42	125
12,774	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	2,155
22,837	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	2,480
22	Series G-29, Class O, 8.500%, 09/25/21	25
10	Series G92-30, Class Z, 7.000%, 06/25/22	11
22	Series G92-62, Class B, PO, 10/25/22	22
	Federal National Mortgage Association REMIC Trust,
664	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	766
7,168	Series 2002-W10, Class IO, IO, VAR, 0.950%, 08/25/42	169
13,107	Series 2002-W7, Class IO1, IO, VAR, 0.928%, 06/25/29	481
268	Series 2003-W4, Class 2A, VAR, 6.404%, 10/25/42	300
27,317	Series 2004-W11, Class 1IO1, IO, VAR, 0.356%, 05/25/44	302
957	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,042
	Federal National Mortgage Association STRIPS,
2,342	Series 203, Class 2, IO, 8.000%, 02/01/23	589
380	Series 266, Class 2, IO, 7.500%, 08/01/24	90
2,213	Series 313, Class 1, PO, 06/01/31	1,859
556	Series 348, Class 30, IO, 5.500%, 12/01/18	50

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Agency CMO — Continued
529		Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	47
474		Series 356, Class 42, IO, 5.500%, 12/01/19	49
769		Series 380, Class S36, IF, IO, 7.745%, 07/25/37	138
477		Series 383, Class 68, IO, 6.500%, 09/01/37	98
699		Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	128
242		Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	47
		Federal National Mortgage Association Trust,
26		Series 2003-W3, Class 2A5, 5.356%, 06/25/42	28
352		Series 2003-W6, Class 1A41, 5.398%, 10/25/42	384
724		Series 2004-W2, Class 1A, 6.000%, 02/25/44	800
6		Series 2004-W2, Class 1A3F, VAR, 0.505%, 02/25/44	6
201		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	235
506		Series 2004-W8, Class 3A, 7.500%, 06/25/44	593
864		Series 2004-W9, Class 1A3, 6.050%, 02/25/44	981
824		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	928
		Government National Mortgage Association,
111		Series 1997-7, Class ZA, 9.000%, 05/16/27	128
24		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	25
352		Series 1999-44, Class ZG, 8.000%, 12/20/29	420
221		Series 2000-9, Class Z, 8.000%, 06/20/30	266
1,823		Series 2002-4, Class TD, 7.000%, 01/20/32	2,061
1,188		Series 2002-13, Class QA, IF, IO, 7.895%, 02/16/32	276
—	(h)	Series 2002-45, Class QE, 6.500%, 06/20/32	—	(h)
36		Series 2002-47, Class HM, 6.000%, 07/16/32	40
3,628		Series 2002-68, Class SC, IF, IO, 5.546%, 10/16/32	673
1,718		Series 2002-84, Class PH, 6.000%, 11/16/32	1,935
1,174		Series 2003-18, Class PG, 5.500%, 03/20/33	1,329
194		Series 2003-52, Class SB, IF, 11.280%, 06/16/33	233

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
751	Series 2003-79, Class PV, 5.500%, 10/20/23	816
3,236	Series 2003-101, Class SK, IF, IO, 6.406%, 10/17/33	734
240	Series 2004-2, Class SA, IF, 19.952%, 01/16/34	368
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,213
3,919	Series 2004-59, Class SG, IF, IO, 6.346%, 07/20/34	734
35	Series 2004-73, Class AE, IF, 14.536%, 08/17/34	42
1,918	Series 2004-86, Class SP, IF, IO, 5.946%, 09/20/34	274
1,340	Series 2004-90, Class SI, IF, IO, 5.946%, 10/20/34	189
2,754	Series 2004-105, Class SN, IF, IO, 5.946%, 12/20/34	409
123	Series 2005-48, Class CS, IF, IO, 6.146%, 04/20/33	1
224	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	32
3,177	Series 2006-23, Class S, IF, IO, 6.346%, 01/20/36	389
2,626	Series 2006-26, Class S, IF, IO, 6.346%, 06/20/36	438
574	Series 2006-33, Class PK, 6.000%, 07/20/36	647
166	Series 2006-59, Class PC, 5.500%, 04/20/35	169
3,709	Series 2007-7, Class EI, IF, IO, 6.046%, 02/20/37	578
1,771	Series 2007-9, Class CI, IF, IO, 6.046%, 03/20/37	279
2,718	Series 2007-16, Class KU, IF, IO, 6.496%, 04/20/37	465
222	Series 2007-17, Class JO, PO, 04/16/37	204
1,122	Series 2007-22, Class PK, 5.500%, 04/20/37	1,271
3,406	Series 2007-24, Class SA, IF, IO, 6.356%, 05/20/37	496
927	Series 2007-26, Class SC, IF, IO, 6.046%, 05/20/37	145
729	Series 2007-67, Class SI, IF, IO, 6.356%, 11/20/37	124
172	Series 2008-29, Class PO, PO, 02/17/33	168
226	Series 2008-34, Class OC, PO, 06/20/37	160
1,197	Series 2008-40, Class PS, IF, IO, 6.346%, 05/16/38	220

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
2,188	Series 2008-40, Class SA, IF, IO, 6.245%, 05/16/38	487
176	Series 2008-43, Class NA, 5.500%, 11/20/37	186
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,852
5,490	Series 2008-50, Class SA, IF, IO, 6.076%, 06/20/38	900
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,731
1,962	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	347
3,385	Series 2009-16, Class SJ, IF, IO, 6.646%, 05/20/37	586
1,589	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	246
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	80
2,328	Series 2009-77, Class CS, IF, IO, 6.846%, 06/16/38	353
556	Series 2009-79, Class OK, PO, 11/16/37	508
490	Series 2009-81, Class A, 5.750%, 09/20/36	546
918	Series 2009-83, Class TS, IF, IO, 5.946%, 08/20/39	128
1,691	Series 2009-106, Class XL, IF, IO, 6.596%, 06/20/37	266
2,440	Series 2010-4, Class SB, IF, IO, 6.346%, 08/16/39	301
165	Series 2010-14, Class DO, PO, 03/20/36	164
324	Series 2010-14, Class QP, 6.000%, 12/20/39	345
823	Series 2010-31, Class SK, IF, IO, 5.946%, 11/20/34	124
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	5,944
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,618
1,257	Series 2010-157, Class OP, PO, 12/20/40	1,034
5,090	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,994
254	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	260
	Vendee Mortgage Trust,
843	Series 1996-2, Class 1Z, 6.750%, 06/15/26	980
2,186	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,558
297	Series 1999-1, Class 2Z, 6.500%, 01/15/29	339

		219,599

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 6.6%
218	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.385%, 09/25/35	206
1,760	AJAX Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	1,741
	Alternative Loan Trust,
188	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	193
70	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	71
1,544	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,613
47	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	48
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	764
4,117	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,791
1,328	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,159
110	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	112
41	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	9
340	Series 2006-26CB, Class A9, 6.500%, 09/25/36	281
52	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	52
	American General Mortgage Loan Trust,
705	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	729
2,190	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	2,220
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	784
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	309
50	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 4.868%, 05/24/36 (e)	51
	Banc of America Alternative Loan Trust,
425	Series 2003-11, Class 2A1, 6.000%, 01/25/34	451
655	Series 2004-1, Class 1A1, 6.000%, 02/25/34	694
346	Series 2004-6, Class 4A1, 5.000%, 07/25/19	353
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,407

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
222	Series 2005-7, Class 30PO, PO, 11/25/35	173
1,260	Series 2005-E, Class 4A1, VAR, 2.663%, 03/20/35	1,268
	Banc of America Mortgage Trust,
813	Series 2003-3, Class 1A7, 5.500%, 05/25/33	848
379	Series 2003-4, Class 1B1, 5.500%, 06/25/33	357
141	Series 2003-7, Class A2, 4.750%, 09/25/18	145
118	Series 2004-2, Class 2A4, 5.500%, 03/25/34	117
469	Series 2004-3, Class 2A1, 5.500%, 04/25/34	473
384	Series 2004-5, Class 3A3, 5.000%, 06/25/19	398
126	Series 2004-5, Class 4A1, 4.750%, 06/25/19	128
110	Series 2004-7, Class 2A2, 5.750%, 08/25/34	112
106	Series 2004-8, Class XPO, PO, 10/25/34	91
1	Series 2004-11, Class 15PO, PO, 01/25/20	1
482	Series 2004-F, Class 1A1, VAR, 2.623%, 07/25/34	488
75	Series 2005-1, Class 15PO, PO, 02/25/20	67
484	Series 2005-1, Class 1A17, 5.500%, 02/25/35	453
425	Series 2005-1, Class 2A1, 5.000%, 02/25/20	438
209	Series 2005-8, Class A4, 5.500%, 09/25/35	212
60	Series 2005-10, Class 15PO, PO, 11/25/20	53
90	Series 2005-11, Class 15PO, PO, 12/25/20	82
	BCAP LLC Trust,
193	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	198
117	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	117
874	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	928
619	Series 2010-RR7, Class 16A1, VAR, 0.831%, 02/26/47 (e)	605
469	Series 2010-RR8, Class 3A3, VAR, 5.043%, 05/26/35 (e)	479
1,463	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,510
176	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.467%, 10/25/33	175
5	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.375%, 03/25/31	5

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	CAM Mortgage Trust,
524	Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	525
2,250	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	2,240
	Chase Mortgage Finance Trust,
218	Series 2003-S13, Class A2, 5.000%, 11/25/33	229
689	Series 2004-S1, Class M, VAR, 5.114%, 02/25/19	652
3,407	Series 2007-A2, Class 2A1, VAR, 2.655%, 07/25/37	3,434
	CHL Mortgage Pass-Through Trust,
144	Series 2002-22, Class A20, 6.250%, 10/25/32	151
305	Series 2003-40, Class A3, 4.500%, 10/25/18	312
350	Series 2003-50, Class A1, 5.000%, 11/25/18	360
79	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	79
545	Series 2004-3, Class A25, 5.750%, 04/25/34	553
963	Series 2004-4, Class A13, 5.250%, 05/25/34	994
739	Series 2004-5, Class 2A9, 5.250%, 05/25/34	778
666	Series 2004-8, Class 2A1, 4.500%, 06/25/19	686
474	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	487
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,130
922	Series 2005-22, Class 2A1, VAR, 2.587%, 11/25/35	767
212	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	221
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,394
623	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	642
583	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	605
	Citigroup Mortgage Loan Trust, Inc.,
23	Series 2003-UST1, Class PO3, PO, 12/25/18	21
204	Series 2004-HYB4, Class AA, VAR, 0.485%, 12/25/34	185

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
445	Series 2004-UST1, Class A3, VAR, 2.311%, 08/25/34	452
1,404	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	1,369
	Credit Suisse First Boston Mortgage Securities Corp.,
205	Series 2003-29, Class 8A1, 6.000%, 11/25/18	211
1,984	Series 2004-4, Class 5A4, IF, IO, 7.395%, 08/25/34	257
700	Series 2005-1, Class 1A16, 5.500%, 02/25/35	724
161	Series 2005-7, Class 5A1, 4.750%, 08/25/20	162
373	Series 2005-10, Class 10A4, 6.000%, 11/25/35	257
794	Series 2005-10, Class 6A13, 5.500%, 11/25/35	717
359	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	376
	CSMC,
4,293	Series 2010-11R, Class A6, VAR, 1.159%, 06/28/47 (e)	4,102
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	995
178	Series 2011-7R, Class A1, VAR, 1.405%, 08/28/47 (e)	177
1,500	CSMC Trust, Series 2010-16, Class A3, VAR, 3.634%, 06/25/50 (e)	1,488
93	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	63
519	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	525
585	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	593
988	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.197%, 09/25/34	964
	First Horizon Mortgage Pass-Through Trust,
51	Series 2003-8, Class 1A43, PO, 10/25/33	48
774	Series 2004-AR6, Class 2A1, VAR, 2.625%, 12/25/34	772
304	Series 2004-AR7, Class 2A2, VAR, 2.556%, 02/25/35	302
	GMACM Mortgage Loan Trust,
605	Series 2003-J10, Class A1, 4.750%, 01/25/19	603

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
296	Series 2004-J5, Class A7, 6.500%, 01/25/35	311
473	Series 2005-AR3, Class 3A4, VAR, 2.963%, 06/19/35	458
	GSR Mortgage Loan Trust,
344	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	354
541	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	579
449	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	483
415	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	433
126	Series 2005-5F, Class 8A1, VAR, 0.655%, 06/25/35	121
73	Series 2005-5F, Class 8A3, VAR, 0.655%, 06/25/35	70
523	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	518
4,182	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,090
	Impac CMB Trust,
1,217	Series 2004-10, Class 3A1, VAR, 0.856%, 03/25/35	1,150
750	Series 2004-10, Class 3A2, VAR, 0.956%, 03/25/35	551
19	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	20
	JP Morgan Mortgage Trust,
1,174	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	1,218
986	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	998
657	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	666
974	Series 2006-A2, Class 4A1, VAR, 2.733%, 08/25/34	974
750	Series 2006-A2, Class 5A3, VAR, 2.546%, 11/25/33	751
240	Series 2007-A1, Class 5A2, VAR, 2.667%, 07/25/35	241
368	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	367
230	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.648%, 04/21/34	239

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
	MASTR Alternative Loan Trust,
272	Series 2003-7, Class 4A3, 8.000%, 11/25/18	286
180	Series 2003-8, Class 3A1, 5.500%, 12/25/33	191
415	Series 2003-9, Class 5A1, 4.500%, 12/25/18	425
838	Series 2004-6, Class 6A1, 6.500%, 07/25/34	860
827	Series 2004-6, Class 7A1, 6.000%, 07/25/34	869
122	Series 2004-7, Class 30PO, PO, 08/25/34	97
78	Series 2004-7, Class 3A1, 6.500%, 08/25/34	82
493	Series 2004-8, Class 6A1, 5.500%, 09/25/19	514
592	Series 2004-10, Class 1A1, 4.500%, 09/25/19	604
195	Series 2004-11, Class 8A3, 5.500%, 10/25/19	198
35	Series 2005-1, Class 5A1, 5.500%, 01/25/20	35
	MASTR Asset Securitization Trust,
37	Series 2003-6, Class 8A1, 5.500%, 07/25/33	38
175	Series 2003-10, Class 3A1, 5.500%, 11/25/33	184
62	Series 2003-11, Class 10A1, 5.000%, 12/25/18	63
99	Series 2003-11, Class 3A1, 4.500%, 12/25/18	101
41	Series 2004-6, Class 15PO, PO, 07/25/19	40
359	Series 2004-6, Class 3A1, 5.250%, 07/25/19	368
136	Series 2004-6, Class 4A1, 5.000%, 07/25/19	141
47	Series 2004-8, Class PO, PO, 08/25/19	43
106	Series 2004-10, Class 1A1, 4.500%, 10/25/19	110
693	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	747
254	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	203
	Merrill Lynch Mortgage Investors Trust,
727	Series 2004-C, Class A2, VAR, 0.949%, 07/25/29	729
602	Series 2004-D, Class A3, VAR, 2.121%, 09/25/29	603

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Morgan Stanley Mortgage Loan Trust,
864	Series 2004-3, Class 4A, VAR, 5.701%, 04/25/34	913
410	Series 2004-7AR, Class 2A6, VAR, 2.462%, 09/25/34	409
340	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.476%, 02/25/35	330
258	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	264
761	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.617%, 02/25/35	768
	PaineWebber CMO Trust,
3	Series H, Class 4, 8.750%, 04/01/18	3
1	Series L, Class 4, 8.950%, 07/01/18	1
1,102	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	1,166
436	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	459
	RALI Trust,
397	Series 2003-QS14, Class A1, 5.000%, 07/25/18	404
1,681	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,805
755	Series 2004-QS3, Class CB, 5.000%, 03/25/19	775
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,642
	Residential Asset Securitization Trust,
584	Series 2003-A8, Class A1, 3.750%, 10/25/18	592
296	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	244
	RFMSI Trust,
246	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	255
394	Series 2005-SA4, Class 1A1, VAR, 2.849%, 09/25/35	331
2,963	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	2,801
106	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	109
915	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	965
57	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	58
1,320	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.135%, 09/20/34	1,268

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
	Springleaf Mortgage Loan Trust,
1,500	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	1,623
372	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	380
2,176	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	2,215
10,000	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	9,990
2,800	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,935
559	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	558
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,265
1,214	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,227
2,486	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,477
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,056
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,050
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	4,976
	Structured Adjustable Rate Mortgage Loan Trust,
539	Series 2004-14, Class 1A, VAR, 2.481%, 10/25/34	537
394	Series 2005-5, Class A1, VAR, 0.385%, 05/25/35	390
183	Series 2005-5, Class A2, VAR, 0.385%, 05/25/35	182
	Structured Asset Securities Corp.,
2,192	Series 2003-37A, Class 1A, VAR, 2.613%, 12/25/33	2,196
347	Series 2003-37A, Class 2A, VAR, 3.611%, 12/25/33	350
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
4,340	Series 2003-26A, Class 3A5, VAR, 2.440%, 09/25/33	4,325
412	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	422
304	Series 2004-7, Class 2A1, VAR, 5.505%, 05/25/24	314
	WaMu Mortgage Pass-Through Certificates Trust,
93	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	93

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
579	Series 2003-AR8, Class A, VAR, 2.418%, 08/25/33	588
376	Series 2003-AR9, Class 1A6, VAR, 2.420%, 09/25/33	385
11	Series 2003-S4, Class 3A, 5.500%, 06/25/33	11
169	Series 2004-AR3, Class A1, VAR, 2.443%, 06/25/34	172
1,557	Series 2004-AR3, Class A2, VAR, 2.443%, 06/25/34	1,588
344	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	356
343	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	360
1,556	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,633
145	Series 2005-AR2, Class 2A21, VAR, 0.485%, 01/25/45	135
1,435	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,409
926	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	973
606	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	610
	Wells Fargo Mortgage-Backed Securities Trust,
378	Series 2003-17, Class 2A9, PO, 01/25/34	327
601	Series 2003-D, Class A1, VAR, 2.490%, 02/25/33	599
299	Series 2003-M, Class A1, VAR, 2.618%, 12/25/33	300
181	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	184
258	Series 2004-DD, Class 2A8, VAR, 2.615%, 01/25/35	229
244	Series 2004-EE, Class 3A1, VAR, 2.695%, 12/25/34	248
336	Series 2004-EE, Class 3A2, VAR, 2.695%, 12/25/34	343
754	Series 2004-K, Class 1A2, VAR, 2.616%, 07/25/34	766
80	Series 2004-Q, Class 1A3, VAR, 2.605%, 09/25/34	80
256	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	251
890	Series 2004-U, Class A1, VAR, 2.658%, 10/25/34	901

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,201
1,042	Series 2005-AR16, Class 2A1, VAR, 2.616%, 02/25/34	1,065
5,941	Series 2005-AR3, Class 1A1, VAR, 2.621%, 03/25/35	6,053

		162,574

	Total Collateralized Mortgage Obligations (Cost $369,043)	382,173

Commercial Mortgage-Backed Securities — 8.4%
	A10 Securitization LLC,
1,044	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,049
2,561	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,559
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	2,990
1,000	A10 Term Asset Financing LLC, Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,004
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	2,895
	Banc of America Commercial Mortgage Trust,
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	518
3,130	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,397
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,092
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,861
4,000	Series 2007-2, Class AM, VAR, 5.645%, 04/10/49	4,453
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.289%, 11/10/42	1,800
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,095
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,037
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,106
180	Series 2005-6, Class ASB, VAR, 5.183%, 09/10/47	180
497	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.605%, 06/24/50 (e)	545
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,911

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
	Bear Stearns Commercial Mortgage Securities Trust,
640	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	642
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	660
2,570	Series 2006-PW11, Class A4, VAR, 5.439%, 03/11/39	2,758
75	Series 2006-PW12, Class A4, VAR, 5.711%, 09/11/38	82
249	Series 2006-T24, Class A4, 5.537%, 10/12/41	272
4,000	Series 2007-PW16, Class AM, VAR, 5.706%, 06/11/40	4,508
5,700	Series 2007-PW17, Class AMFL, VAR, 0.844%, 06/11/50 (e)	5,568
22,457	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.108%, 05/15/35	707
	CD Commercial Mortgage Trust,
7,705	Series 2005-CD1, Class AJ, VAR, 5.219%, 07/15/44	8,139
500	Series 2005-CD1, Class AM, VAR, 5.219%, 07/15/44	533
84,728	Series 2007-CD4, Class XC, IO, VAR, 0.165%, 12/11/49 (e)	802
	COBALT CMBS Commercial Mortgage Trust,
3,680	Series 2006-C1, Class A4, 5.223%, 08/15/48	3,981
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,615
	COMM Mortgage Trust,
2,500	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	2,600
2,008	Series 2012-CR2, Class XA, IO, VAR, 1.936%, 08/15/45	220
	Commercial Mortgage Trust,
2,330	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,395
7,402	Series 2006-GG7, Class AM, VAR, 5.820%, 07/10/38	8,109
	Credit Suisse Commercial Mortgage Trust,
1,500	Series 2006-C2, Class A3, VAR, 5.681%, 03/15/39	1,611
126,888	Series 2007-C2, Class AX, IO, VAR, 0.095%, 01/15/49 (e)	458
	Credit Suisse First Boston Mortgage Securities Corp.,
2,345	Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	2,429

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

107	Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	107
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,421
650	DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	650
19,980	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.422%, 07/10/44 (e)	1,110
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,585
645	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	675
1,048	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,052
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	1,278
465	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	499
793	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	875
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,500	Series 2005-CB11, Class AJ, VAR, 5.389%, 08/12/37	2,618
171,481	Series 2005-CB11, Class X1, IO, VAR, 0.128%, 08/12/37 (e)	278
2,000	Series 2005-CB13, Class A4, VAR, 5.244%, 01/12/43	2,124
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	208
241,371	Series 2005-LDP5, Class X1, IO, VAR, 0.126%, 12/15/44 (e)	431
71,647	Series 2006-CB15, Class X1, IO, VAR, 0.248%, 06/12/43	440
1,285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,389
595	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	641
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	996
1,160	Series 2006-LDP7, Class A4, VAR, 5.873%, 04/15/45	1,267
20,749	Series 2006-LDP8, Class X, IO, VAR, 0.544%, 05/15/45	256
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,024
10,919	Series 2010-C2, Class XA, IO, VAR, 1.878%, 11/15/43 (e)	790

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	1,035
5,000	Series 2005-C2, Class AJ, VAR, 5.205%, 04/15/30	5,190
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	430
1,043	Series 2006-C4, Class A4, VAR, 5.837%, 06/15/38	1,133
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	614
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,364
4,627	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,115
3,712	Series 2007-C6, Class A4, VAR, 5.858%, 07/15/40	4,004
2,908	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,316
	Merrill Lynch Mortgage Trust,
541	Series 2005-CKI1, Class A6, VAR, 5.282%, 11/12/37	571
1,425	Series 2005-CKI1, Class AM, VAR, 5.282%, 11/12/37	1,523
1,635	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,738
1,750	Series 2005-LC1, Class AJ, VAR, 5.367%, 01/12/44	1,882
2,000	Series 2005-LC1, Class AM, VAR, 5.308%, 01/12/44	2,148
1,755	Series 2006-C1, Class A4, VAR, 5.686%, 05/12/39	1,902
	ML-CFC Commercial Mortgage Trust,
1,702	Series 2006-1, Class A4, VAR, 5.468%, 02/12/39	1,822
250	Series 2006-4, Class A3, 5.172%, 12/12/49	270
108,809	Series 2006-4, Class XC, IO, VAR, 0.208%, 12/12/49 (e)	1,232
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	12,492
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,921
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,185
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	685
1,575	Series 2006-T23, Class AM, VAR, 5.810%, 08/12/41	1,727
74,372	Series 2007-HQ11, Class X, IO, VAR, 0.221%, 02/12/44 (e)	404

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

699	Series 2011-C3, Class A3, 4.054%, 07/15/49	748
	Morgan Stanley Re-REMIC Trust,
1,670	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	1,678
76	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	77
3,393	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	3,406
1,185	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,188
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,237
2,798	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	2,780
1,452	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.356%, 08/25/29 (e)	1,453
2,317	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,381
560	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.549%, 08/15/39	573
9,154	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.329%, 05/10/45 (e)	1,180
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,169
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,577
17,555	Series 2012-C2, Class XA, IO, VAR, 1.789%, 05/10/63 (e)	1,543
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,091
	Wachovia Bank Commercial Mortgage Trust,
393	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	393
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	198
168	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	172
248	Series 2006-C25, Class A4, VAR, 5.727%, 05/15/43	267
3,062	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	3,306
86,298	Series 2007-C30, Class XC, IO, VAR, 0.199%, 12/15/43 (e)	1,215
1,247	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,240

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
2,500	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,689

	Total Commercial Mortgage-Backed Securities (Cost $205,420)	206,559

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
102	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
377	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	829

	Total Convertible Bonds (Cost $479)	829

Corporate Bonds — 35.2%
	Consumer Discretionary — 3.6%
	Auto Components — 0.2%
47	Dana Holding Corp., 6.750%, 02/15/21	51
2,025	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19 (e)	2,066
890	Johnson Controls, Inc., 5.700%, 03/01/41	1,001
640	Lear Corp., 8.125%, 03/15/20	701

		3,819

	Automobiles — 0.2%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
967	8.000%, 06/15/19 (e)	1,063
987	8.250%, 06/15/21 (e)	1,118
560	Daimler Finance North America LLC, 8.500%, 01/18/31	834
400	Ford Motor Co., 9.215%, 09/15/21	520
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,012
150	5.625%, 02/01/23 (e)	157
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (i)	—	(h)
385	6.250%, 07/15/33 (i)	—	(h)
21	7.250%, 04/15/41 (i)	—	(h)
1	7.250%, 07/15/41 (i)	—	(h)
42	7.250%, 02/15/52 (i)	—	(h)
55	7.375%, 05/15/48 (i)	—	(h)
1	7.375%, 10/01/51 (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (i)	—	(h)

		4,704

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	443
462	LKQ Corp., 4.750%, 05/15/23 (e)	440

		883

	Diversified Consumer Services — 0.1%
	Service Corp. International,
963	7.625%, 10/01/18	1,120
1,420	8.000%, 11/15/21	1,638
615	Stewart Enterprises, Inc., 6.500%, 04/15/19	647

		3,405

	Hotels, Restaurants & Leisure — 0.5%
595	Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/20	579
275	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	293
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	287
480	Choice Hotels International, Inc., 5.750%, 07/01/22	506
2,363	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	1,648
815	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20 (e)	844
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	455
925	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	923
	MGM Resorts International,
675	10.000%, 11/01/16	810
825	11.375%, 03/01/18	1,070
223	Real Mex Restaurants, Inc., 11.000%, 03/15/14 (i)	222
615	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	713
700	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	752
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	886
450	Speedway Motorsports, Inc., 6.750%, 02/01/19	477
1,560	Vail Resorts, Inc., 6.500%, 05/01/19	1,646
400	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	440

		12,551

	Household Durables — 0.4%
697	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	716

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Household Durables — Continued
	D.R. Horton, Inc.,
1,000	4.375%, 09/15/22	973
570	5.625%, 01/15/16	611
330	K. Hovnanian Enterprises, Inc., 7.250%, 10/15/20 (e)	361
	Lennar Corp.,
148	4.500%, 06/15/19	151
160	4.750%, 12/15/17	170
900	6.950%, 06/01/18	1,017
315	Series B, 12.250%, 06/01/17	410
180	M/I Homes, Inc., 8.625%, 11/15/18	195
185	Meritage Homes Corp., 7.000%, 04/01/22	203
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	451
577	PulteGroup, Inc., 7.875%, 06/15/32	620
	Standard Pacific Corp.,
635	8.375%, 05/15/18	755
40	8.375%, 01/15/21	48
166	10.750%, 09/15/16	202
110	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	121
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	406
879	5.875%, 02/15/22	945
390	6.750%, 11/01/19	443

		8,798

	Internet & Catalog Retail — 0.2%
	Netflix, Inc.,
429	5.375%, 02/01/21	448
370	5.750%, 03/01/24 (e)	385
	QVC, Inc.,
1,351	4.375%, 03/15/23	1,315
170	5.125%, 07/02/22	173
75	7.375%, 10/15/20 (e)	81
3,012	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,877

		5,279

	Media — 1.6%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	719
800	7.750%, 01/20/24	992
200	7.850%, 03/01/39	267
147	8.875%, 04/26/23	193
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	14

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — Continued
1,190	Cablevision Systems Corp., 8.000%, 04/15/20	1,401
	CBS Corp.,
200	7.875%, 07/30/30	261
160	8.875%, 05/15/19	206
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
595	5.250%, 02/15/22 (e)	610
95	5.625%, 02/15/24 (e)	98
1,015	Cenveo Corp., 8.875%, 02/01/18	1,020
	Clear Channel Communications, Inc.,
340	9.000%, 12/15/19	357
1,500	9.000%, 03/01/21	1,571
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	228
459	Series B, 6.500%, 11/15/22	489
493	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	493
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	342
	Comcast Corp.,
850	5.900%, 03/15/16	936
240	6.300%, 11/15/17	282
435	6.500%, 11/15/35	538
177	6.550%, 07/01/39	223
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	572
580	6.000%, 08/15/40	602
281	Discovery Communications LLC, 4.950%, 05/15/42	275
	DISH DBS Corp.,
855	5.875%, 07/15/22	900
2,430	6.750%, 06/01/21	2,721
2,278	7.875%, 09/01/19	2,677
	Gannett Co., Inc.,
434	5.125%, 07/15/20 (e)	447
450	6.375%, 10/15/23 (e)	475
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,364
508	Lamar Media Corp., 5.000%, 05/01/23	507
470	Liberty Interactive LLC, 8.250%, 02/01/30	509
2,000	McGraw-Hill Global Education Holdings LLC/ McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	2,215
922	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	991
810	NBCUniversal Media LLC, 5.950%, 04/01/41	954

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
1,155	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	1,169
	Sirius XM Holdings, Inc.,
1,430	5.250%, 08/15/22 (e)	1,480
565	5.875%, 10/01/20 (e)	595
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,054
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,004
280	4.700%, 10/15/19	307
200	6.500%, 07/15/18	233
335	Time Warner Cable, Inc., 7.300%, 07/01/38	419
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	545
1,445	8.375%, 07/15/33	1,971
182	Time Warner, Inc., 5.375%, 10/15/41	191
500	Univision Communications, Inc., 7.875%, 11/01/20 (e)	554
70	Viacom, Inc., 4.375%, 03/15/43	62
61	Videotron Ltd., (Canada), 5.000%, 07/15/22	62
200	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	205
500	Walt Disney Co. (The), Series B, 5.875%, 12/15/17	580
	WMG Acquisition Corp.,
441	6.000%, 01/15/21 (e)	461
50	11.500%, 10/01/18	57

		38,398

	Multiline Retail — 0.0% (g)
104	Target Corp., 7.000%, 01/15/38	137

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	237
1,374	Claire’s Stores, Inc., 8.875%, 03/15/19	1,338
240	CST Brands, Inc., 5.000%, 05/01/23	233
	L Brands, Inc.,
400	5.625%, 02/15/22	420
400	5.625%, 10/15/23	415
1,600	8.500%, 06/15/19	1,940
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	125
951	Series B, 7.110%, 05/15/37	1,230
660	Neebo, Inc., 15.000%, 06/30/16 (e)	686
500	Radio Systems Corp., 8.375%, 11/01/19 (e)	556
	Sally Holdings LLC/Sally Capital, Inc.,
246	5.500%, 11/01/23	250

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — Continued
1,571	5.750%, 06/01/22	1,661
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	918

		10,009

	Textiles, Apparel & Luxury Goods — 0.0% (g)
1,329	PVH Corp., 4.500%, 12/15/22	1,309

	Total Consumer Discretionary	89,292

	Consumer Staples — 1.9%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	371
550	5.750%, 04/01/36	642
280	7.550%, 10/01/30	384
	Anheuser-Busch InBev Finance, Inc.,
1,000	0.800%, 01/15/16	1,004
1,225	3.700%, 02/01/24	1,246
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	507
275	7.750%, 01/15/19	345
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,035
	Constellation Brands, Inc.,
108	3.750%, 05/01/21	105
216	4.250%, 05/01/23	212
440	6.000%, 05/01/22	487
1,340	7.250%, 09/01/16	1,518
375	7.250%, 05/15/17	434
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	620
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,388
365	8.000%, 09/15/22	486
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	675
	PepsiCo, Inc.,
572	3.000%, 08/25/21	578
70	7.900%, 11/01/18	88

		12,125

	Food & Staples Retailing — 0.6%
	CVS Caremark Corp.,
110	5.750%, 06/01/17	125
555	6.125%, 09/15/39	665
1,125	Ingles Markets, Inc., 5.750%, 06/15/23	1,119
	Kroger Co. (The),
215	6.400%, 08/15/17	248

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
1,162	7.500%, 04/01/31	1,472
300	Series B, 7.700%, 06/01/29	382
	New Albertsons, Inc.,
2,908	7.450%, 08/01/29	2,457
2,254	8.000%, 05/01/31	1,967
500	8.700%, 05/01/30	435
1,500	Rite Aid Corp., 8.000%, 08/15/20	1,684
182	Walgreen Co., 1.800%, 09/15/17	184
	Wal-Mart Stores, Inc.,
1,027	1.125%, 04/11/18	1,011
300	2.550%, 04/11/23	283
1,500	3.625%, 07/08/20	1,600
160	5.250%, 09/01/35	180
1,000	6.200%, 04/15/38	1,253
260	7.550%, 02/15/30	364

		15,429

	Food Products — 0.6%
353	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	387
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	815
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	166
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	356
800	3.300%, 03/01/22 (e)	791
200	6.000%, 11/27/17 (e)	230
360	6.625%, 09/15/37 (e)	454
1,000	7.350%, 03/06/19 (e)	1,222
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	332
135	7.000%, 04/15/19	163
485	Darling International, Inc., 5.375%, 01/15/22 (e)	498
245	ESAL GmbH, (Austria), 6.250%, 02/05/23 (e)	228
2,735	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	2,728
	JBS USA LLC/JBS USA Finance, Inc.,
276	7.250%, 06/01/21 (e)	292
425	7.250%, 06/01/21 (e)	451
930	8.250%, 02/01/20 (e)	1,018
737	Kellogg Co., 3.125%, 05/17/22	719
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	431
488	5.000%, 06/04/42	509
599	6.125%, 08/23/18	703
575	6.875%, 01/26/39	740

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — Continued
	Smithfield Foods, Inc.,
941	5.250%, 08/01/18 (e)	987
167	5.875%, 08/01/21 (e)	172
500	7.750%, 07/01/17	580

		14,972

	Household Products — 0.2%
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	561
1,000	6.125%, 08/01/17	1,163
640	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	823
1,625	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	1,796

		4,343

	Total Consumer Staples	46,869

	Energy — 4.6%
	Energy Equipment & Services — 0.7%
303	Baker Hughes, Inc., 5.125%, 09/15/40	334
322	Cameron International Corp., 1.600%, 04/30/15	325
	Diamond Offshore Drilling, Inc.,
750	3.450%, 11/01/23	737
70	5.875%, 05/01/19	82
	Halliburton Co.,
250	7.450%, 09/15/39	351
275	7.600%, 08/15/96 (e)	390
700	8.750%, 02/15/21	917
662	Key Energy Services, Inc., 6.750%, 03/01/21	693
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	444
100	2.600%, 12/01/22	96
	Oil States International, Inc.,
795	5.125%, 01/15/23	893
1,000	6.500%, 06/01/19	1,058
255	Parker Drilling Co., 6.750%, 07/15/22 (e)	265
650	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	700
	Precision Drilling Corp., (Canada),
1,097	6.500%, 12/15/21	1,177
360	6.625%, 11/15/20	387
	Schlumberger Investment S.A., (Luxembourg),
219	3.300%, 09/14/21 (e)	224
1,210	3.650%, 12/01/23	1,237
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	693

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
200	Sea Trucks Group, (Nigeria), Reg. S, 9.000%, 03/26/18 (e)	189
	Seadrill Ltd., (Bermuda),
200	5.625%, 09/15/17 (e)	208
500	6.125%, 09/15/20 (e)	513
700	6.500%, 10/05/15	733
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,386
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	674
1,270	Unit Corp., 6.625%, 05/15/21	1,353

		17,059

	Oil, Gas & Consumable Fuels — 3.9%
	Access Midstream Partners LP/ACMP Finance Corp.,
829	4.875%, 05/15/23	846
290	5.875%, 04/15/21	309
3,000	6.125%, 07/15/22	3,255
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	213
278	Anadarko Holding Co., 7.150%, 05/15/28	338
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	423
100	7.950%, 06/15/39	138
225	8.700%, 03/15/19	287
250	ANR Pipeline Co., 9.625%, 11/01/21	343
	Antero Resources Finance Corp.,
180	5.375%, 11/01/21 (e)	184
450	6.000%, 12/01/20	480
775	Apache Corp., 6.900%, 09/15/18	937
	Bill Barrett Corp.,
380	7.000%, 10/15/22	398
250	7.625%, 10/01/19	269
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	206
589	1.375%, 05/10/18	580
385	3.245%, 05/06/22	383
612	3.814%, 02/10/24	619
515	4.750%, 03/10/19	580
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	288
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,096
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	389
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	117

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
404	4.450%, 09/15/42	381
	Chesapeake Energy Corp.,
166	3.250%, 03/15/16	167
440	5.375%, 06/15/21	471
440	5.750%, 03/15/23	473
888	6.125%, 02/15/21	981
520	6.500%, 08/15/17	588
500	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	530
540	Chevron Corp., 1.718%, 06/24/18	543
1,190	Cimarex Energy Co., 5.875%, 05/01/22	1,285
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	486
220	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	238
	Concho Resources, Inc.,
450	5.500%, 10/01/22	473
545	6.500%, 01/15/22	596
1,460	7.000%, 01/15/21	1,613
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	288
	ConocoPhillips,
275	5.750%, 02/01/19	324
750	6.500%, 02/01/39	981
410	7.000%, 03/30/29	531
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	402
	CONSOL Energy, Inc.,
350	6.375%, 03/01/21	371
100	8.000%, 04/01/17	105
1,250	8.250%, 04/01/20	1,359
1,470	Continental Resources, Inc., 4.500%, 04/15/23	1,522
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
396	6.000%, 12/15/20	417
364	6.125%, 03/01/22 (e)	380
560	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22	581
236	Devon Energy Corp., 3.250%, 05/15/22	233
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	367
	El Paso LLC,
1,000	6.875%, 06/15/14	1,012
150	7.000%, 06/15/17	170
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	173
	Encana Corp., (Canada),
150	6.500%, 05/15/19	178

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
215	6.625%, 08/15/37	254
2,000	Energy Transfer Equity LP, 5.875%, 01/15/24	2,035
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,246
	EOG Resources, Inc.,
472	2.625%, 03/15/23	446
1,700	4.100%, 02/01/21	1,820
200	6.875%, 10/01/18	242
678	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	785
	EP Energy LLC/Everest Acquisition Finance, Inc.,
255	6.875%, 05/01/19	275
164	7.750%, 09/01/22	185
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	350
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	240
1,100	8.000%, 02/15/20 (e)	1,188
	Holly Energy Partners LP/Holly Energy Finance Corp.,
337	6.500%, 03/01/20	356
150	8.250%, 03/15/18	156
	KazMunayGas National Co. JSC, (Kazakhstan),
345	6.375%, 04/09/21 (e)	375
775	Reg. S, 7.000%, 05/05/20	871
	Kinder Morgan, Inc.,
565	5.000%, 02/15/21 (e)	568
565	5.625%, 11/15/23 (e)	568
195	Laredo Petroleum, Inc., 7.375%, 05/01/22	216
410	Marathon Oil Corp., 6.000%, 10/01/17	472
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
732	4.500%, 07/15/23	709
3,000	5.500%, 02/15/23	3,105
324	6.250%, 06/15/22	350
415	6.750%, 11/01/20	451
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	191
195	7.000%, 03/31/24 (e)	205
173	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	176
	Newfield Exploration Co.,
625	5.750%, 01/30/22	674
750	6.875%, 02/01/20	805
890	7.125%, 05/15/18	923
281	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 (e)	293

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Oil, Gas & Consumable Fuels — Continued
	504	Occidental Petroleum Corp., 2.700%, 02/15/23	478
	210	Pacific Rubiales Energy Corp., (Canada), 5.375%, 01/26/19 (e)	216
		Peabody Energy Corp.,
	1,075	6.000%, 11/15/18	1,164
	775	6.250%, 11/15/21	800
	325	6.500%, 09/15/20	344
		Pertamina Persero PT, (Indonesia),
	400	5.250%, 05/23/21 (e)	404
	400	6.000%, 05/03/42 (e)	349
		Petro-Canada, (Canada),
	400	6.800%, 05/15/38	506
	335	7.875%, 06/15/26	447
		Petroleos de Venezuela S.A., (Venezuela),
	442	6.000%, 11/15/26 (e)	245
	20	Reg. S, 5.250%, 04/12/17	14
	692	Reg. S, 5.375%, 04/12/27	376
	104	Reg. S, 9.750%, 05/17/35	72
		Petroleos Mexicanos, (Mexico),
	10	3.500%, 07/18/18	10
	110	3.500%, 01/30/23	103
	220	4.875%, 01/24/22	229
	60	4.875%, 01/18/24	62
	20	4.875%, 01/18/24 (e)	21
	615	5.500%, 01/21/21	673
	110	5.500%, 06/27/44	104
	120	6.375%, 01/23/45 (e)	127
MXN	355	7.650%, 11/24/21 (e)	28
	30	VAR, 2.257%, 07/18/18	31
		Pioneer Natural Resources Co.,
	150	6.650%, 03/15/17	172
	1,075	7.500%, 01/15/20	1,327
	563	Plains Exploration & Production Co., 6.500%, 11/15/20	622
		QEP Resources, Inc.,
	286	5.250%, 05/01/23	285
	475	5.375%, 10/01/22	477
	1,315	6.875%, 03/01/21	1,447
		Range Resources Corp.,
	456	5.000%, 08/15/22	470
	391	5.000%, 03/15/23	398
	200	5.750%, 06/01/21	215
	61	6.750%, 08/01/20	66

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23	156
2,635	5.500%, 04/15/23	2,661
348	5.875%, 03/01/22	362
770	6.500%, 07/15/21	832
900	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	900
596	Rosetta Resources, Inc., 5.875%, 06/01/22	612
1,641	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	1,715
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	189
	SM Energy Co.,
424	5.000%, 01/15/24 (e)	413
350	6.500%, 11/15/21	380
15	6.500%, 01/01/23	16
1,790	6.625%, 02/15/19	1,920
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	174
440	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 4.750%, 03/13/23	418
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	249
2,179	2.650%, 01/15/24	2,036
373	2.900%, 11/08/20	378
417	3.150%, 01/23/22	420
435	7.150%, 11/15/25	570
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	1,041
200	Swift Energy Co., 7.125%, 06/01/17	205
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	753
125	5.850%, 02/01/37	127
125	6.250%, 02/01/38	134
120	7.750%, 06/01/19	146
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23 (e)	470
1,840	5.250%, 05/01/23	1,845
300	6.375%, 08/01/22	322
400	6.875%, 02/01/21	434
295	7.875%, 10/15/18	316
200	Teekay Corp., 8.500%, 01/15/20	224
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
1,881	5.875%, 10/01/20	1,966

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
1,400	6.125%, 10/15/21	1,463
640	Tosco Corp., 8.125%, 02/15/30	922
206	Total Capital International S.A., (France), 1.550%, 06/28/17	209
	TransCanada PipeLines Ltd., (Canada),
625	2.500%, 08/01/22	588
1,000	6.200%, 10/15/37	1,206
606	7.250%, 08/15/38	806
410	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	430
207	Western Refining, Inc., 6.250%, 04/01/21	213
830	Whiting Petroleum Corp., 5.000%, 03/15/19	878
	WPX Energy, Inc.,
475	5.250%, 01/15/17	510
2,207	6.000%, 01/15/22	2,246

		95,564

	Total Energy	112,623

	Financials — 9.4%
	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,074
440	2.500%, 01/15/16	455
530	4.600%, 01/15/20	588
	BlackRock, Inc.,
696	3.375%, 06/01/22	709
978	Series 2, 5.000%, 12/10/19	1,118
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,148
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	739
1,475	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	1,542
	Goldman Sachs Group, Inc. (The),
704	2.625%, 01/31/19	708
1,276	3.300%, 05/03/15	1,314
920	3.625%, 02/07/16	966
326	3.700%, 08/01/15	339
1,224	4.000%, 03/03/24	1,225
1,191	5.250%, 07/27/21	1,326
819	5.375%, 03/15/20	923
2,100	5.950%, 01/18/18	2,399
102	Series D, 6.000%, 06/15/20	118
565	6.250%, 09/01/17	650
965	6.750%, 10/01/37	1,114
205	7.500%, 02/15/19	251

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Capital Markets — Continued
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	813
1,162	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	1,190
	Jefferies Group LLC,
950	6.250%, 01/15/36	966
140	6.450%, 06/08/27	150
880	8.500%, 07/15/19	1,087
	Lehman Brothers Holdings, Inc.,
1,000	0.000%, 11/17/13 (d)	240
235	3.600%, 12/30/16 (d)	56
295	8.000%, 08/01/15 (d)	71
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,084
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	717
	Morgan Stanley,
329	1.750%, 02/25/16	335
198	4.000%, 07/24/15	206
867	5.000%, 11/24/25	900
243	5.500%, 07/24/20	277
2,450	5.500%, 07/28/21	2,791
310	5.625%, 09/23/19	356
920	5.750%, 01/25/21	1,057
320	5.950%, 12/28/17	367
1,315	6.000%, 04/28/15	1,394
1,250	6.625%, 04/01/18	1,471
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	658
115	5.875%, 03/15/22 (e)	121
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	208
193	6.700%, 03/04/20	227
740	Northern Trust Co. (The), 5.850%, 11/09/17	831
	State Street Corp.,
459	3.100%, 05/15/23	439
935	3.700%, 11/20/23	957
	UBS AG, (Switzerland),
440	5.750%, 04/25/18	508
262	5.875%, 12/20/17	302

		38,485

	Commercial Banks — 2.8%
605	AmSouth Bancorp, 6.750%, 11/01/25	660
705	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	730

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	564
200	Banco Nacional de Costa Rica, (Costa Rica), 6.250%, 11/01/23 (e)	196
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	209
1,278	Bank of Montreal, (Canada), 1.400%, 09/11/17	1,276
880	Bank of Nova Scotia, (Canada), 1.375%, 12/18/17	876
679	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	698
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	207
980	6.050%, 12/04/17 (e)	1,109
	BB&T Corp.,
783	1.600%, 08/15/17	790
1,250	3.950%, 04/29/16	1,334
500	4.900%, 06/30/17	552
150	6.850%, 04/30/19	183
	Caixa Economica Federal, (Brazil),
150	2.375%, 11/06/17 (e)	142
150	3.500%, 11/07/22 (e)	127
2,500	Capital One N.A., 1.500%, 03/22/18	2,467
	CIT Group, Inc.,
716	3.875%, 02/19/19	726
1,004	5.000%, 05/15/17	1,077
125	5.250%, 03/15/18	135
1,058	5.375%, 05/15/20	1,143
1,295	5.500%, 02/15/19 (e)	1,408
1,397	6.625%, 04/01/18 (e)	1,575
1,045	Comerica Bank, 5.200%, 08/22/17	1,155
185	Comerica, Inc., 3.000%, 09/16/15	192
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
NOK 16,500	3.500%, 04/18/17	2,839
1,045	4.500%, 01/11/21	1,135
500	Fifth Third Bancorp, 5.450%, 01/15/17	555
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	467
927	4.125%, 08/12/20 (e)	997
650	4.750%, 01/19/21 (e)	718
395	HSBC Bank USA N.A., 6.000%, 08/09/17	447
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,421
415	4.875%, 01/14/22	456

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,456
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	895
255	3.750%, 03/02/15 (e)	263
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,893
886	4.875%, 05/13/21 (e)	939
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,164
625	5.250%, 11/15/15	671
625	5.625%, 02/01/17	695
	Regions Bank,
390	6.450%, 06/26/37	432
805	7.500%, 05/15/18	958
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,417
743	2.000%, 10/01/18	751
1,200	2.300%, 07/20/16	1,243
	Royal Bank of Scotland Group plc, (United Kingdom),
4,070	6.100%, 06/10/23	4,224
2,210	6.125%, 12/15/22	2,319
300	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S, 9.000%, 06/11/14	305
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	891
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,494
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,546
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	233
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,756
570	Toronto-Dominion Bank (The), (Canada), 1.500%, 03/13/17 (e)	579
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,588
750	Wachovia Bank N.A., 6.000%, 11/15/17	869
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,797
515	SUB, 7.574%, 08/01/26	658
	Wells Fargo & Co.,
1,607	2.150%, 01/15/19	1,622
853	5.606%, 01/15/44	942
1,665	5.625%, 12/11/17	1,914
1,025	SUB, 3.676%, 06/15/16	1,093

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
942	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	1,058

		69,231

	Consumer Finance — 1.1%
	Ally Financial, Inc.,
10	4.750%, 09/10/18	11
1,500	6.250%, 12/01/17	1,688
3,635	7.500%, 09/15/20	4,398
380	8.000%, 03/15/20	470
820	8.000%, 11/01/31	1,033
	American Express Credit Corp.,
405	2.375%, 03/24/17	419
861	2.800%, 09/19/16	901
	American Honda Finance Corp.,
453	1.600%, 02/16/18 (e)	452
200	2.125%, 02/28/17 (e)	206
835	7.625%, 10/01/18 (e)	1,035
533	Capital One Financial Corp., 3.500%, 06/15/23	520
	Caterpillar Financial Services Corp.,
1,242	Series G, 1.250%, 11/06/17	1,239
581	2.850%, 06/01/22	569
850	5.450%, 04/15/18	974
	Ford Motor Credit Co. LLC,
505	3.984%, 06/15/16	537
639	4.207%, 04/15/16	680
250	5.875%, 08/02/21	288
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16	441
200	3.250%, 05/15/18	205
340	4.250%, 05/15/23	343
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,054
400	7.350%, 11/27/32	478
2,340	HSBC USA, Inc., 1.625%, 01/16/18	2,334
	John Deere Capital Corp.,
290	1.700%, 01/15/20	281
610	2.250%, 04/17/19	618
515	5.350%, 04/03/18	585
4,000	Nissan Motor Acceptance Corp., 1.000%, 03/15/16 (e)	4,003
555	PACCAR Financial Corp., 1.600%, 03/15/17	562

		26,324

	Diversified Financial Services — 2.2%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,172

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Financial Services — Continued
726	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	664
	Bank of America Corp.,
143	3.300%, 01/11/23	139
700	3.625%, 03/17/16	738
1,540	5.000%, 05/13/21	1,712
1,275	5.625%, 07/01/20	1,468
695	Series L, 5.650%, 05/01/18	794
500	6.400%, 08/28/17	578
1,825	6.500%, 08/01/16	2,055
1,710	6.875%, 04/25/18	2,036
1,500	Series F, 6.975%, 03/07/37	1,779
500	7.800%, 09/15/16	575
3,000	Capmark Financial Group, Inc., 0.000%, 05/10/10 (d) (i)	15
	Capmark Financial Group, Inc., Escrow,
12,277	0.000%, 05/10/10 (d) (i)	61
	Citigroup, Inc.,
1,300	2.250%, 08/07/15	1,326
629	3.375%, 03/01/23	613
1,117	4.587%, 12/15/15	1,189
227	4.750%, 05/19/15	238
291	5.375%, 08/09/20	330
1,550	5.500%, 02/15/17	1,722
24	6.000%, 08/15/17	27
583	6.010%, 01/15/15	610
838	6.625%, 01/15/28	998
645	6.875%, 06/01/25	776
1,115	7.000%, 12/01/25	1,352
1,064	8.500%, 05/22/19	1,370
950	CME Group, Inc., 3.000%, 09/15/22	937
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,425
200	Comcel Trust, (Cayman Islands), 6.875%, 02/06/24 (e)	207
525	Countrywide Financial Corp., 6.250%, 05/15/16	579
2,961	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	3,046
EUR 1,200	GE Capital European Funding, (Ireland), 5.250%, 05/18/15	1,748
	General Electric Capital Corp.,
633	1.000%, 12/11/15	639
436	1.600%, 11/20/17	441
JPY 100,000	Series 15BR, 2.215%, 11/20/20	1,068
4,671	2.300%, 04/27/17	4,841
750	3.150%, 09/07/22	741

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — Continued
294	5.300%, 02/11/21	332
325	5.500%, 01/08/20	378
790	5.625%, 05/01/18	912
3,370	5.875%, 01/14/38	3,990
1,100	Series A, 6.750%, 03/15/32	1,407
145	6.875%, 01/10/39	191
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	439
257	3.250%, 11/08/22 (e)	243
565	IntercontinentalExchange Group, Inc., 2.500%, 10/15/18	578
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,084
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	231
290	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	305
	Pemex Project Funding Master Trust,
78	5.750%, 03/01/18	87
97	6.625%, 06/15/35	106
125	Petronas Capital Ltd., (Malaysia), Reg. S, 5.250%, 08/12/19	141
275	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	287
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	426
500	4.300%, 09/22/19	556
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,053
300	6.125%, 08/17/26 (e)	363

		55,118

	Insurance — 1.2%
651	Allstate Corp. (The), 3.150%, 06/15/23	639
850	American International Group, Inc., VAR, 8.175%, 05/15/58	1,095
	Aon Corp.,
191	3.500%, 09/30/15	199
240	6.250%, 09/30/40	292
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	492
475	3.000%, 05/15/22	472
1,000	5.400%, 05/15/18	1,153
500	5.750%, 01/15/40	582
315	Chubb Corp. (The), 5.750%, 05/15/18	365

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Insurance — Continued
642	CNA Financial Corp., 5.875%, 08/15/20	748
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	821
1,896	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	2,214
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	438
920	7.800%, 03/15/37 (e)	998
331	VAR, 10.750%, 06/15/58 (e)	502
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	166
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	1,926
382	3.125%, 04/14/16 (e)	400
2,550	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	2,603
160	MetLife, Inc., 6.750%, 06/01/16	181
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	908
400	3.650%, 06/14/18 (e)	427
400	3.875%, 04/11/22 (e)	414
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,849
1,000	9.375%, 08/15/39 (e)	1,484
250	New York Life Global Funding, 3.000%, 05/04/15 (e)	257
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	393
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	422
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,610
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,465
175	Principal Financial Group, Inc., 8.875%, 05/15/19	226
	Principal Life Global Funding II,
492	1.000%, 12/11/15 (e)	493
744	2.250%, 10/15/18 (e)	746
	Prudential Financial, Inc.,
205	Series D, 7.375%, 06/15/19	255
551	VAR, 5.625%, 06/15/43	569
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	468
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	941

		29,213

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — 0.6%
723	American Tower Trust I, 1.551%, 03/15/18 (e)	711
344	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	361
	CommonWealth REIT,
1,865	5.875%, 09/15/20	2,004
300	6.650%, 01/15/18	330
394	Corrections Corp. of America, 4.125%, 04/01/20	385
820	DDR Corp., 7.875%, 09/01/20	1,030
542	DuPont Fabros Technology LP, 5.875%, 09/15/21	572
1,300	First Industrial LP, 6.420%, 06/01/14	1,315
	HCP, Inc.,
342	2.625%, 02/01/20	335
222	3.750%, 02/01/19	235
500	5.375%, 02/01/21	560
1,000	Potlatch Corp., 7.500%, 11/01/19	1,163
	Simon Property Group LP,
340	5.625%, 08/15/14	348
492	5.650%, 02/01/20	570
915	6.100%, 05/01/16	1,006
675	6.125%, 05/30/18	792
415	6.750%, 02/01/40	543
1,341	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	1,617

		13,877

	Real Estate Management & Development — 0.0% (g)
405	CBRE Services, Inc., 6.625%, 10/15/20	434
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	365
200	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	201

		1,000

	Total Financials	233,248

	Health Care — 1.8%
	Biotechnology — 0.1%
	Amgen, Inc.,
640	3.875%, 11/15/21	672
325	5.150%, 11/15/41	340
400	5.375%, 05/15/43	435
289	5.650%, 06/15/42	323
150	5.700%, 02/01/19	175
618	5.750%, 03/15/40	696
300	6.375%, 06/01/37	364
130	6.900%, 06/01/38	166

		3,171

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Health Care Equipment & Supplies — 0.1%
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	113
400	6.000%, 05/15/39	491
160	Hologic, Inc., 6.250%, 08/01/20	170
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18 (e)	239
517	4.750%, 04/15/23 (e)	491

		1,504

	Health Care Providers & Services — 1.1%
224	Aetna, Inc., 4.500%, 05/15/42	222
180	Amsurg Corp., 5.625%, 11/30/20	190
	CHS/Community Health Systems, Inc.,
1,340	5.125%, 08/15/18	1,419
710	5.125%, 08/01/21 (e)	735
	DaVita HealthCare Partners, Inc.,
600	6.375%, 11/01/18	631
600	6.625%, 11/01/20	644
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	373
1,064	5.875%, 01/31/22 (e)	1,138
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	535
1,250	6.500%, 09/15/18 (e)	1,406
1,000	6.875%, 07/15/17	1,135
	HCA, Inc.,
680	4.750%, 05/01/23	680
947	5.875%, 03/15/22	1,034
2,260	6.500%, 02/15/20	2,551
750	7.250%, 09/15/20	816
200	8.500%, 04/15/19	210
	inVentiv Health, Inc.,
2,969	11.000%, 08/15/18 (e)	2,739
61	11.000%, 08/15/18 (e)	56
	LifePoint Hospitals, Inc.,
500	5.500%, 12/01/21 (e)	523
600	6.625%, 10/01/20	651
460	McKesson Corp., 0.950%, 12/04/15	462
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	314
1,060	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,129
1,084	Omnicare, Inc., 7.750%, 06/01/20	1,198
	Tenet Healthcare Corp.,
1,328	4.375%, 10/01/21	1,312

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — Continued
210	4.750%, 06/01/20	216
362	6.000%, 10/01/20 (e)	389
440	6.250%, 11/01/18	487
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	815
	WellPoint, Inc.,
577	3.125%, 05/15/22	555
1,505	3.300%, 01/15/23	1,450

		26,015

	Life Sciences Tools & Services — 0.0% (g)
628	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	628

	Pharmaceuticals — 0.5%
1,523	AbbVie, Inc., 1.750%, 11/06/17	1,534
	Endo Health Solutions, Inc.,
250	7.000%, 07/15/19	270
245	7.250%, 01/15/22	268
	Forest Laboratories, Inc.,
740	4.375%, 02/01/19 (e)	792
500	4.875%, 02/15/21 (e)	535
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,180
425	Hospira, Inc., 5.200%, 08/12/20	452
	Merck & Co., Inc.,
562	2.800%, 05/18/23	537
1,000	6.550%, 09/15/37	1,309
	Novartis Capital Corp.,
705	3.400%, 05/06/24	707
335	4.400%, 04/24/20	371
	Pfizer, Inc.,
800	3.000%, 06/15/23	777
250	6.200%, 03/15/19	299
1,112	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	1,316
	Valeant Pharmaceuticals International, Inc., (Canada),
450	5.625%, 12/01/21 (e)	478
135	6.375%, 10/15/20 (e)	147
440	6.750%, 08/15/18 (e)	485
200	6.750%, 08/15/21 (e)	218
449	7.500%, 07/15/21 (e)	512
555	Wyeth LLC, 5.500%, 02/15/16	607

		12,794

	Total Health Care	44,112

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Industrials — 3.9%
	Aerospace & Defense — 0.5%
	Alliant Techsystems, Inc.,
497	5.250%, 10/01/21 (e)	509
400	6.875%, 09/15/20	434
	B/E Aerospace, Inc.,
886	5.250%, 04/01/22	914
725	6.875%, 10/01/20	796
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	899
145	6.375%, 06/01/19 (e)	170
	Bombardier, Inc., (Canada),
659	4.250%, 01/15/16 (e)	686
421	6.125%, 01/15/23 (e)	426
589	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	557
250	Esterline Technologies Corp., 7.000%, 08/01/20	272
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	993
	Triumph Group, Inc.,
700	4.875%, 04/01/21	691
325	8.625%, 07/15/18	347
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,520
735	6.125%, 02/01/19	876

		11,090

	Air Freight & Logistics — 0.0% (g)
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	333
534	United Parcel Service, Inc., 2.450%, 10/01/22	506

		839

	Airlines — 0.3%
997	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	999
1,499	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,642
514	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	581
291	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	331
875	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	980
610	Delta Air Lines 1991 Series K Pass-Through Trust, 10.000%, 12/05/14 (d) (e) (i)	155
56	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	63

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Airlines — Continued
49	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	49
285	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	324
279	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	300
349	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	381
1,079	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,218
498	UAL 2007-1 Pass-Through Trust, Series B, 7.336%, 07/02/19	535
116	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	131

		7,689

	Building Products — 0.4%
	Building Materials Corp. of America,
2,335	6.750%, 05/01/21 (e)	2,534
750	6.875%, 08/15/18 (e)	788
700	7.000%, 02/15/20 (e)	751
25	7.500%, 03/15/20 (e)	27
375	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	399
1,100	Griffon Corp., 5.250%, 03/01/22 (e)	1,101
	Masco Corp.,
2,782	5.950%, 03/15/22	3,005
95	7.125%, 03/15/20	110
138	USG Corp., 5.875%, 11/01/21 (e)	147

		8,862

	Commercial Services & Supplies — 0.8%
	ADT Corp. (The),
361	3.500%, 07/15/22	329
939	4.125%, 06/15/23	882
2,220	6.250%, 10/15/21 (e)	2,337
550	Clean Harbors, Inc., 5.125%, 06/01/21	561
	Covanta Holding Corp.,
330	5.875%, 03/01/24	337
1,730	6.375%, 10/01/22	1,829
	Deluxe Corp.,
764	6.000%, 11/15/20	795
1,000	7.000%, 03/15/19	1,070
273	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	289
	Harland Clarke Holdings Corp.,
1,500	9.500%, 05/15/15	1,501

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
670	9.750%, 08/01/18 (e)	734
1,105	VAR, 6.000%, 05/15/15	1,105
1,400	ILFC E-Capital Trust I, VAR, 5.460%, 12/21/65 (e)	1,302
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	573
2,500	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	2,425
1,673	Pitney Bowes, Inc., 5.250%, 01/15/37	1,814
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d) (i)	11
1,160	6.500%, 08/01/27 (d) (i)	12
265	9.750%, 01/15/15 (d) (i)	3
	R.R. Donnelley & Sons Co.,
295	6.500%, 11/15/23	312
225	7.000%, 02/15/22	250
875	7.625%, 06/15/20	991
75	7.875%, 03/15/21	85
348	Republic Services, Inc., 3.550%, 06/01/22	348

		19,895

	Construction & Engineering — 0.3%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	296
326	4.375%, 05/08/42	320
1,930	Dycom Investments, Inc., 7.125%, 01/15/21	2,084
360	Fluor Corp., 3.375%, 09/15/21	363
655	MasTec, Inc., 4.875%, 03/15/23	635
197	Odebrecht Offshore Drilling Finance Ltd., (Cayman Islands), 6.750%, 10/01/22 (e)	203
2,825	Tutor Perini Corp., 7.625%, 11/01/18	3,012

		6,988

	Electrical Equipment — 0.0% (g)
550	Eaton Corp., 5.600%, 05/15/18	626
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	155
100	7.390%, 12/02/24 (e)	126

		907

	Industrial Conglomerates — 0.1%
459	Danaher Corp., 3.900%, 06/23/21	487
	General Electric Co.,
425	0.850%, 10/09/15	428
501	2.700%, 10/09/22	484

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrial Conglomerates — Continued
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	347
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	261

		2,007

	Machinery — 0.4%
415	Actuant Corp., 5.625%, 06/15/22	428
2,725	AGCO Corp., 5.875%, 12/01/21	2,977
800	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	811
1,835	Briggs & Stratton Corp., 6.875%, 12/15/20	2,037
	Caterpillar, Inc.,
198	2.600%, 06/26/22	189
680	3.803%, 08/15/42	604
	CNH Capital LLC,
655	3.625%, 04/15/18	665
400	6.250%, 11/01/16	439
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,907
180	Ingersoll-Rand Co., 7.200%, 06/01/25	206
440	Parker Hannifin Corp., 6.250%, 05/15/38	542

		10,805

	Marine — 0.1%
1,778	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	1,907
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	97
1,359	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	1,478

		3,482

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
664	6.000%, 11/15/22	684
290	6.750%, 10/01/20	315

		999

	Road & Rail — 0.6%
228	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	247
578	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	584
408	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	475
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	154
510	4.375%, 09/01/42	482

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Road & Rail — Continued
220	5.650%, 05/01/17	250
1,150	6.700%, 08/01/28	1,401
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,189
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	201
280	9.450%, 08/01/21	380
1,075	CSX Corp., 7.375%, 02/01/19	1,327
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	193
250	6.375%, 10/15/17 (e)	289
800	6.700%, 06/01/34 (e)	956
200	Georgian Railway JSC, (Georgia), Reg. S, 7.750%, 07/11/22	215
	Hertz Corp. (The),
500	6.250%, 10/15/22	529
500	6.750%, 04/15/19	535
200	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	201
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	442
1,415	3.250%, 12/01/21	1,430
595	6.000%, 05/23/11	675
576	Ryder System, Inc., 3.600%, 03/01/16	604
	Union Pacific Corp.,
341	4.163%, 07/15/22	362
283	4.300%, 06/15/42	271
161	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	173

		13,565

	Trading Companies & Distributors — 0.4%
	Aircastle Ltd., (Bermuda),
1,068	4.625%, 12/15/18	1,106
213	6.250%, 12/01/19	232
413	9.750%, 08/01/18	446
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	206
	International Lease Finance Corp.,
850	4.625%, 04/15/21	858
1,675	6.250%, 05/15/19	1,881
1,500	8.250%, 12/15/20	1,836
675	8.625%, 01/15/22	842
280	8.750%, 03/15/17	331
	United Rentals North America, Inc.,
715	5.750%, 07/15/18	767

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — Continued
650	9.250%, 12/15/19	715

		9,220

	Total Industrials	96,348

	Information Technology — 1.7%
	Communications Equipment — 0.1%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	2,282
216	Brocade Communications Systems, Inc., 4.625%, 01/15/23 (e)	204
	Cisco Systems, Inc.,
149	2.900%, 03/04/21	150
500	5.500%, 01/15/40	566
375	5.900%, 02/15/39	442

		3,644

	Computers & Peripherals — 0.3%
	Apple, Inc.,
1,087	1.000%, 05/03/18	1,061
1,648	2.400%, 05/03/23	1,524
981	Dell, Inc., 3.100%, 04/01/16	998
1,000	EMC Corp., 1.875%, 06/01/18	1,002
	Hewlett-Packard Co.,
524	4.300%, 06/01/21	549
290	4.375%, 09/15/21	302
250	5.500%, 03/01/18	283
141	6.000%, 09/15/41	151
	NCR Corp.,
82	5.000%, 07/15/22	83
419	5.875%, 12/15/21 (e)	448
622	6.375%, 12/15/23 (e)	666
630	Seagate HDD Cayman, (Cayman Islands), 6.875%, 05/01/20	684

		7,751

	Electronic Equipment, Instruments & Components — 0.1%
415	Anixter, Inc., 5.625%, 05/01/19	444
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	279
100	7.500%, 01/15/27	119
704	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	712

		1,554

	Internet Software & Services — 0.1%
991	eBay, Inc., 2.600%, 07/15/22	933
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,016
1,235	7.000%, 07/15/21	1,374

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Internet Software & Services — Continued
90	IAC/InterActiveCorp, 4.875%, 11/30/18 (e)	94

		3,417

	IT Services — 0.5%
852	Cardtronics, Inc., 8.250%, 09/01/18	911
	First Data Corp.,
900	6.750%, 11/01/20 (e)	972
4,168	11.250%, 01/15/21 (e)	4,741
180	12.625%, 01/15/21	215
	International Business Machines Corp.,
214	1.250%, 02/06/17	216
1,599	1.625%, 05/15/20	1,527
720	4.000%, 06/20/42	666
770	5.875%, 11/29/32	938
650	7.000%, 10/30/25	840
750	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	800

		11,826

	Semiconductors & Semiconductor Equipment — 0.2%
572	Amkor Technology, Inc., 7.375%, 05/01/18	597
	Intel Corp.,
565	2.700%, 12/15/22	536
1,239	3.300%, 10/01/21	1,271
259	Micron Technology, Inc., 5.875%, 02/15/22 (e)	271
475	National Semiconductor Corp., 6.600%, 06/15/17	554
462	Texas Instruments, Inc., 1.650%, 08/03/19	453

		3,682

	Software — 0.4%
	Activision Blizzard, Inc.,
1,135	5.625%, 09/15/21 (e)	1,220
880	6.125%, 09/15/23 (e)	955
	Audatex North America, Inc.,
946	6.000%, 06/15/21 (e)	1,010
422	6.125%, 11/01/23 (e)	451
655	Intuit, Inc., 5.750%, 03/15/17	738
	Microsoft Corp.,
519	2.125%, 11/15/22	479
545	3.625%, 12/15/23	560
595	4.500%, 10/01/40	603
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,715
241	5.375%, 07/15/40	272

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — Continued
1,030	6.500%, 04/15/38	1,307

		9,310

	Total Information Technology	41,184

	Materials — 2.3%
	Chemicals — 0.7%
	Ashland, Inc.,
453	3.000%, 03/15/16	463
558	3.875%, 04/15/18	578
350	4.750%, 08/15/22	351
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	477
	Celanese US Holdings LLC,
1,220	4.625%, 11/15/22	1,214
310	6.625%, 10/15/18	328
325	Chemtura Corp., 5.750%, 07/15/21	338
242	Dow Chemical Co. (The), 4.250%, 11/15/20	259
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	737
168	2.800%, 02/15/23	159
1,175	4.900%, 01/15/41	1,228
625	6.500%, 01/15/28	785
363	Ecolab, Inc., 1.450%, 12/08/17	360
791	LSB Industries, Inc., 7.750%, 08/01/19 (e)	848
	LyondellBasell Industries N.V., (Netherlands),
580	5.000%, 04/15/19	650
250	6.000%, 11/15/21	295
	Mosaic Co. (The),
429	3.750%, 11/15/21	433
354	4.250%, 11/15/23	359
429	4.875%, 11/15/41	407
364	5.450%, 11/15/33	387
210	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	224
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	249
	PolyOne Corp.,
500	5.250%, 03/15/23	504
606	7.375%, 09/15/20	665
200	PPG Industries, Inc., 9.000%, 05/01/21	260
375	Praxair, Inc., 5.200%, 03/15/17	418
	Rain CII Carbon LLC/CII Carbon Corp.,
950	8.000%, 12/01/18 (e)	993
300	8.250%, 01/15/21 (e)	309
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	542

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Chemicals — Continued
250	Tronox Finance LLC, 6.375%, 08/15/20	257
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,500

		16,577

	Construction Materials — 0.4%
1,500	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	1,717
1,687	Cemex Finance LLC, 8.910%, 09/15/17 (i)	1,691
500	Cemex S.A.B. de C.V., (Mexico), 9.000%, 01/11/18 (e)	544
1,000	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	1,099
400	Lafarge S.A., (France), 7.125%, 07/15/36	422
	Vulcan Materials Co.,
535	6.500%, 12/01/16	605
1,050	7.000%, 06/15/18	1,213
1,960	7.500%, 06/15/21	2,288

		9,579

	Containers & Packaging — 0.3%
	Ball Corp.,
400	4.000%, 11/15/23	384
950	5.000%, 03/15/22	981
865	5.750%, 05/15/21	921
1,500	6.750%, 09/15/20	1,627
792	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	352
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	794
935	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	918
576	Graphic Packaging International, Inc., 4.750%, 04/15/21	579
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	752
275	Sealed Air Corp., 6.500%, 12/01/20 (e)	304

		7,612

	Metals & Mining — 0.9%
650	AK Steel Corp., 8.750%, 12/01/18	732
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	475
	ArcelorMittal, (Luxembourg),
2,200	5.028%, 02/25/17	2,351
2,345	6.750%, 02/25/22	2,603
2,525	10.350%, 06/01/19	3,210
	BHP Billiton Finance USA Ltd., (Australia),
575	5.400%, 03/29/17	648

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — Continued
120	6.500%, 04/01/19	145
372	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	394
	Commercial Metals Co.,
70	4.875%, 05/15/23	68
785	6.500%, 07/15/17	879
	FMG Resources August 2006 Pty Ltd., (Australia),
141	6.000%, 04/01/17 (e)	149
575	6.875%, 02/01/18 (e)	605
515	7.000%, 11/01/15 (e)	533
1,010	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	1,025
200	Fresnillo plc, (United Kingdom), 5.500%, 11/13/23 (e)	202
270	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	281
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,040
350	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	370
1,510	Nucor Corp., 6.400%, 12/01/37	1,770
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	664
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	557
1,121	3.750%, 09/20/21	1,156
500	9.000%, 05/01/19	656
	Steel Dynamics, Inc.,
605	6.125%, 08/15/19	661
605	6.375%, 08/15/22	664
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	111

		21,949

	Paper & Forest Products — 0.0% (g)
	Clearwater Paper Corp.,
760	4.500%, 02/01/23	718
12	7.125%, 11/01/18	13
357	Norbord, Inc., (Canada), 5.375%, 12/01/20 (e)	361
667	PH Glatfelter Co., 5.375%, 10/15/20	687

		1,779

	Total Materials	57,496

	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.1%
252	Altice Financing S.A., (Luxembourg), 6.500%, 01/15/22 (e)	263

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	AT&T, Inc.,
607	0.900%, 02/12/16	609
610	1.400%, 12/01/17	606
465	3.875%, 08/15/21	482
1,543	4.300%, 12/15/42	1,371
466	4.350%, 06/15/45	413
1,030	5.350%, 09/01/40	1,057
220	5.600%, 05/15/18	252
1,500	6.300%, 01/15/38	1,711
197	BellSouth Telecommunications LLC, 6.300%, 12/15/15	205
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,487	5.250%, 03/15/21 (e)	1,507
723	5.250%, 09/30/22	721
2,775	6.500%, 04/30/21	2,966
320	7.000%, 01/15/19	339
685	8.125%, 04/30/20	750
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	120
1,000	8.654%, 06/15/30	1,443
4,483	Embarq Corp., 7.995%, 06/01/36	4,778
	Frontier Communications Corp.,
685	7.125%, 03/15/19	757
205	8.125%, 10/01/18	238
215	8.500%, 04/15/20	248
915	9.000%, 08/15/31	956
1,850	9.250%, 07/01/21	2,188
	GTE Corp.,
800	6.840%, 04/15/18	940
590	6.940%, 04/15/28	712
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,319
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19	323
225	8.500%, 11/01/19	244
2,050	Level 3 Communications, Inc., 11.875%, 02/01/19	2,352
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	761
990	Qwest Capital Funding, Inc., 7.750%, 02/15/31	970
330	Qwest Corp., 7.250%, 09/15/25	368
400	Sprint Capital Corp., 8.750%, 03/15/32	449
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	203

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	151
80	5.877%, 07/15/19	91
	tw telecom holdings, Inc.,
53	5.375%, 10/01/22	54
85	6.375%, 09/01/23	91
540	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	577
734	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	809
826	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	903
	Verizon Communications, Inc.,
1,868	4.500%, 09/15/20	2,024
672	6.400%, 09/15/33	799
585	6.900%, 04/15/38	722
75	7.350%, 04/01/39	97
920	7.750%, 12/01/30	1,212
290	7.750%, 06/15/32	381
1,070	Verizon New England, Inc., 7.875%, 11/15/29	1,289
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,513
401	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	432
	Wind Acquisition Finance S.A., (Luxembourg),
2,708	7.250%, 02/15/18 (e)	2,850
900	11.750%, 07/15/17 (e)	953
	Windstream Corp.,
955	7.500%, 06/01/22	1,012
1,185	7.750%, 10/15/20	1,274
211	7.750%, 10/01/21	228
125	8.125%, 09/01/18	134

		52,217

	Wireless Telecommunication Services — 1.1%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	756
1,266	3.125%, 07/16/22	1,196
300	6.125%, 03/30/40	334
	Crown Castle Towers LLC,
1,260	3.214%, 08/15/15 (e)	1,284
1,000	6.113%, 01/15/20 (e)	1,150
500	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	543
775	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	806
305	MetroPCS Wireless, Inc., 6.625%, 11/15/20	327
4,995	NII Capital Corp., 7.625%, 04/01/21	1,848

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
162	NII International Telecom S.C.A., (Luxembourg), 11.375%, 08/15/19 (e)	120
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	288
2,379	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	2,394
	Sprint Communications, Inc.,
1,050	7.000%, 03/01/20 (e)	1,213
1,823	7.000%, 08/15/20	1,992
125	8.375%, 08/15/17	146
1,544	9.000%, 11/15/18 (e)	1,891
	Sprint Corp.,
331	7.125%, 06/15/24 (e)	347
239	7.250%, 09/15/21 (e)	262
241	7.875%, 09/15/23 (e)	267
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	292
222	6.125%, 01/15/22	234
5,676	6.250%, 04/01/21	6,052
188	6.464%, 04/28/19	201
146	6.500%, 01/15/24	155
294	6.625%, 04/01/23	316
265	6.633%, 04/28/21	287
323	6.731%, 04/28/22	349
159	6.836%, 04/28/23	172
	Vodafone Group plc, (United Kingdom),
1,160	1.625%, 03/20/17	1,174
870	5.000%, 09/15/15	931

		27,327

	Total Telecommunication Services	79,544

	Utilities — 2.8%
	Electric Utilities — 1.4%
891	Alabama Power Co., 6.125%, 05/15/38	1,102
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	976
	DTE Electric Co.,
340	3.900%, 06/01/21	362
381	3.950%, 06/15/42	358
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	858
200	5.250%, 01/15/18	228
1,100	6.050%, 04/15/38	1,361
115	Duke Energy Florida, Inc., 5.650%, 06/15/18	133
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	299

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — Continued
	Duke Energy Progress, Inc.,
607	2.800%, 05/15/22	596
305	4.100%, 05/15/42	296
90	5.300%, 01/15/19	104
500	6.300%, 04/01/38	646
526	Electricite de France, (France), 2.150%, 01/22/19 (e)	526
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,315
300	Eskom Holdings SOC Ltd., (South Africa), 6.750%, 08/06/23 (e)	314
95	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	94
	Georgia Power Co.,
562	Series Z, 5.250%, 12/15/15	607
140	5.950%, 02/01/39	167
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	414
	Hydro-Quebec, (Canada),
842	8.400%, 01/15/22	1,115
1,028	9.400%, 02/01/21	1,392
400	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.950%, 11/10/21	416
470	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	481
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,171
860	MidAmerican Energy Co., 5.300%, 03/15/18	976
	Nevada Power Co.,
446	5.375%, 09/15/40	511
600	7.125%, 03/15/19	743
	NextEra Energy Capital Holdings, Inc.,
268	1.200%, 06/01/15	270
265	7.875%, 12/15/15	297
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	335
	Northern States Power Co.,
173	5.350%, 11/01/39	199
765	6.250%, 06/01/36	972
272	Ormat Funding Corp., 8.250%, 12/30/20	263
	Pacific Gas & Electric Co.,
214	3.750%, 08/15/42	188
267	4.500%, 12/15/41	261
1,010	5.625%, 11/30/17	1,159
	PacifiCorp,
700	3.850%, 06/15/21	743

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Electric Utilities — Continued
880	5.750%, 04/01/37	1,056
250	Series F, 7.240%, 08/16/23	307
	PECO Energy Co.,
880	2.375%, 09/15/22	832
1,880	5.350%, 03/01/18	2,142
360	Potomac Electric Power Co., 6.500%, 11/15/37	469
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	885
50	Progress Energy, Inc., 6.050%, 03/15/14	50
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	293
198	3.200%, 11/15/20	206
35	6.500%, 08/01/38	46
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	203
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	98
1,100	Series G, 6.625%, 11/15/37	1,358
	Public Service Electric & Gas Co.,
155	5.300%, 05/01/18	178
416	5.375%, 11/01/39	478
	Southern California Edison Co.,
450	Series 06-E, 5.550%, 01/15/37	525
285	Series 08-A, 5.950%, 02/01/38	351
292	Southern Co. (The), 1.950%, 09/01/16	299
120	Union Electric Co., 8.450%, 03/15/39	191
	Virginia Electric and Power Co.,
900	2.750%, 03/15/23	862
490	3.450%, 02/15/24	492
235	6.350%, 11/30/37	297
670	8.875%, 11/15/38	1,077
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	73
36	Xcel Energy, Inc., 4.800%, 09/15/41	38

		35,054

	Gas Utilities — 0.3%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,413
649	6.500%, 05/20/21	698
369	Boston Gas Co., 4.487%, 02/15/42 (e)	369
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	727
	Sabine Pass Liquefaction LLC,
2,213	5.625%, 04/15/23 (e)	2,174
905	5.875%, 02/01/21 (e)	928

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Gas Utilities — Continued
371	6.250%, 03/15/22 (e)	384
464	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.500%, 10/01/18	494

		7,187

	Independent Power Producers & Energy Traders — 0.8%
	AES Corp.,
240	4.875%, 05/15/23	233
4,000	7.375%, 07/01/21	4,550
	Calpine Corp.,
251	5.875%, 01/15/24 (e)	257
267	6.000%, 01/15/22 (e)	283
1,072	7.500%, 02/15/21 (e)	1,182
3,102	7.875%, 01/15/23 (e)	3,490
	Dynegy Holdings LLC,
105	7.625%, 10/15/26 (d) (i)	—	(h)
4,770	7.750%, 06/01/19 (d) (i)	6
144	FPL Energy National Wind Portfolio LLC, 6.125%, 03/25/19 (e)	142
	NRG Energy, Inc.,
200	6.250%, 07/15/22 (e)	208
4,143	6.625%, 03/15/23	4,371
2,000	7.625%, 01/15/18	2,260
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,240

		18,222

	Multi-Utilities — 0.3%
300	Consolidated Edison Co. of New York, Inc., Series 09-C, 5.500%, 12/01/39	350
925	Consumers Energy Co., 6.700%, 09/15/19	1,136
	Dominion Resources, Inc.,
46	Series C, 4.900%, 08/01/41	47
785	Series F, 5.250%, 08/01/33	858
400	7.000%, 06/15/38	509
160	DTE Energy Co., 7.625%, 05/15/14	162
1,470	NiSource Finance Corp., 6.400%, 03/15/18	1,718
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	259
685	6.000%, 06/01/26	842
500	6.000%, 06/01/39	624
	Sempra Energy,
255	6.150%, 06/15/18	298
75	6.500%, 06/01/16	84
589	9.800%, 02/15/19	786

		7,673

	Total Utilities	68,136

	Total Corporate Bonds (Cost $824,314)	868,852

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — 1.8%
180	Arab Republic of Egypt, (Egypt), Reg. S, 5.750%, 04/29/20	183
200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	220
	Brazil Notas do Tesouro Nacional, (Brazil),
BRL 410	Series F, 10.000%, 01/01/15	174
BRL 890	Series F, 10.000%, 01/01/17	360
250	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B), (Kenya), 12.000%, 11/15/32 (i)	217
200	Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	206
	Federal Republic of Brazil, (Brazil),
360	5.625%, 01/07/41	355
180	7.125%, 01/20/37	210
36	8.250%, 01/20/34	46
249	12.250%, 03/06/30	423
35	Series A, 8.000%, 01/15/18	39
200	Financing of Infrastructural Projects State Enterprise, (Ukraine), Reg. S, 9.000%, 12/07/17	172
200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	192
	Government of Dominican Republic, (Dominican Republic),
140	Reg. S, 5.875%, 04/18/24	136
100	Reg. S, 7.500%, 05/06/21	110
301	Reg. S, 9.040%, 01/23/18	331
230	Government of Mongolia, (Mongolia), 5.125%, 12/05/22 (e)	184
132	Hungary Government International Bond, (Hungary), 7.625%, 03/29/41	149
	Indonesia Government International Bond, (Indonesia),
290	5.875%, 01/15/24 (e)	312
200	6.750%, 01/15/44 (e)	216
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,420
150	Jamaica Government International Bond, (Jamaica), 8.000%, 06/24/19	153
	Kingdom of Morocco, (Morocco),
200	Reg. S, 4.250%, 12/11/22	193
200	Reg. S, 5.500%, 12/11/42	184
300	Plurinational State of Bolivia, (Bolivia), Reg. S, 5.950%, 08/22/23	304
	Poland Government International Bond, (Poland),
120	3.000%, 03/17/23	113

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

198	4.000%, 01/22/24	197
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	870
3,683	Province of Ontario, (Canada), 1.650%, 09/27/19	3,596
300	Province of Quebec, (Canada), Series A, 6.350%, 01/30/26	373
	Provincia de Buenos Aires, (Argentina),
140	Reg. S, 10.875%, 01/26/21	117
110	Reg. S, 11.750%, 10/05/15	104
AUD 1,400	Queensland Treasury Corp., (Australia), Series 18, 6.000%, 02/21/18	1,367
250	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S, 7.000%, 08/16/19	270
	Republic of Argentina, (Argentina),
454	12/31/33	112
70	7.000%, 10/03/15	66
285	Series 1, 8.750%, 06/02/17	252
824	Series NY, SUB, 2.500%, 12/31/38	317
200	Republic of Armenia, (Armenia), Reg. S, 6.000%, 09/30/20	206
	Republic of Belarus, (Belarus),
117	Reg. S, 8.750%, 08/03/15	118
110	Reg. S, 8.950%, 01/26/18	112
	Republic of Belize, (Belize),
38	SUB, 5.000%, 02/20/38 (e)	26
126	Reg. S, SUB, 5.000%, 02/20/38	88
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	178
100	6.125%, 01/18/41	109
100	7.375%, 01/27/17	116
100	7.375%, 03/18/19	121
240	7.375%, 09/18/37	301
240	8.125%, 05/21/24	311
370	10.375%, 01/28/33	546
	Republic of Croatia, (Croatia),
200	Reg. S, 6.250%, 04/27/17	216
200	6.375%, 03/24/21 (e)	216
100	Reg. S, 6.750%, 11/05/19	110
400	Republic of Ecuador, (Ecuador), Reg. S, 9.375%, 12/15/15	419
	Republic of El Salvador, (El Salvador),
186	Reg. S, 5.875%, 01/30/25 (e)	165
130	Reg. S, 7.375%, 12/01/19	134
185	Reg. S, 7.650%, 06/15/35	176
90	Reg. S, 7.750%, 01/24/23	93
59	Reg. S, 8.250%, 04/10/32	60

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
200	Republic of Guatemala, (Guatemala), 5.750%, 06/06/22 (e)	211
200	Republic of Honduras, (Honduras), 8.750%, 12/16/20 (e)	213
	Republic of Hungary, (Hungary),
252	5.375%, 02/21/23	255
300	5.750%, 11/22/23	308
424	6.250%, 01/29/20	462
316	6.375%, 03/29/21	347
138	7.625%, 03/29/41	156
	Republic of Iceland, (Iceland),
100	Reg. S, 4.875%, 06/16/16	105
100	5.875%, 05/11/22 (e)	107
	Republic of Indonesia, (Indonesia),
285	Reg. S, 5.875%, 03/13/20	312
200	5.875%, 01/15/24 (e)	215
200	Reg. S, 6.750%, 03/10/14	200
100	Reg. S, 11.625%, 03/04/19	135
590	Republic of Iraq, (Iraq), Reg. S, 5.800%, 01/15/28	506
550	Republic of Ivory Coast, (Ivory Coast), Reg. S, SUB, 5.750%, 12/31/32	487
	Republic of Lebanon, (Lebanon),
200	6.375%, 03/09/20	205
1,027	Reg. S, 8.250%, 04/12/21	1,154
70	9.000%, 03/20/17	78
	Republic of Lithuania, (Lithuania),
130	Reg. S, 5.125%, 09/14/17	143
375	5.125%, 09/14/17 (e)	411
200	Reg. S, 6.625%, 02/01/22	238
109	Reg. S, 7.375%, 02/11/20	132
406	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	408
	Republic of Panama, (Panama),
335	6.700%, 01/26/36	385
140	8.875%, 09/30/27	191
220	9.375%, 04/01/29	307
200	Republic of Paraguay, (Paraguay), 4.625%, 01/25/23 (e)	198
	Republic of Peru, (Peru),
46	5.625%, 11/18/50	48
68	5.625%, 11/18/50	70
100	7.125%, 03/30/19	121
316	7.350%, 07/21/25	403
PEN 275	Reg. S, 7.840%, 08/12/20	108
60	8.375%, 05/03/16	69
398	8.750%, 11/21/33	573

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Republic of Philippines, (Philippines),
100	6.375%, 10/23/34	124
130	6.500%, 01/20/20	155
390	7.750%, 01/14/31	531
100	9.500%, 02/02/30	154
210	10.625%, 03/16/25	327
	Republic of Poland, (Poland),
110	4.000%, 01/22/24	110
529	5.000%, 03/23/22	580
	Republic of Romania, (Romania),
110	4.375%, 08/22/23 (e)	109
66	6.125%, 01/22/44 (e)	69
306	6.750%, 02/07/22 (e)	358
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	313
60	Reg. S, SUB, 6.750%, 11/01/24	61
200	Reg. S, 7.250%, 09/28/21	223
	Republic of South Africa, (South Africa),
750	4.665%, 01/17/24	741
100	5.500%, 03/09/20	108
330	5.500%, 03/09/20	357
ZAR 13,700	Series R207, 7.250%, 01/15/20	1,214
	Republic of Sri Lanka, (Sri Lanka),
600	Reg. S, 6.250%, 10/04/20 (e)	627
	Republic of Turkey, (Turkey),
200	4.875%, 04/16/43	163
200	6.000%, 01/14/41	188
200	6.250%, 09/26/22	214
382	6.750%, 04/03/18	425
115	6.875%, 03/17/36	122
170	7.000%, 03/11/19	192
15	7.000%, 06/05/20	17
100	7.500%, 07/14/17	113
	Republic of Ukraine, (Ukraine),
230	Reg. S, 7.500%, 04/17/23	204
355	Reg. S, 7.750%, 09/23/20	317
250	Reg. S, 7.950%, 02/23/21	224
	Republic of Uruguay, (Uruguay),
230	7.625%, 03/21/36	283
	Republic of Venezuela, (Venezuela),
228	Reg. S, 6.000%, 12/09/20	145
212	7.650%, 04/21/25	136
65	Reg. S, 7.750%, 10/13/19	46
52	Reg. S, 8.250%, 10/13/24	34
493	Reg. S, 9.000%, 05/07/23	341

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
300	Republic of Vietnam, (Vietnam), Reg. S, 6.750%, 01/29/20	328
122	Romanian Government International Bond, (Romania), 6.125%, 01/22/44 (e)	127
	Russian Federation, (Russia),
200	3.250%, 04/04/17 (e)	209
200	Reg. S, 4.875%, 09/16/23	203
664	Reg. S, SUB, 7.500%, 03/31/30	770
160	Reg. S, 12.750%, 06/24/28	270
200	Slovak Republic, (Slovakia), Reg. S, 4.375%, 05/21/22	213
420	Slovenia Government International Bond, (Slovenia), 5.250%, 02/18/24 (e)	429
AUD 1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,448
EUR 1,430	Spain Government Bond, (Spain), 4.500%, 01/31/18	2,172
	United Mexican States, (Mexico),
78	3.625%, 03/15/22	78
162	4.000%, 10/02/23	164
162	4.750%, 03/08/44	151
200	5.625%, 01/15/17	224
78	5.750%, 10/12/10	74
160	6.050%, 01/11/40	179
MXN 1,130	10.000%, 12/05/24	110
MXN 1,410	10.000%, 11/20/36	138

	Total Foreign Government Securities (Cost $45,893)	44,937

Mortgage Pass-Through Securities — 11.9%
	Federal Home Loan Mortgage Corp.,
32	ARM, 2.000%, 08/01/36	34
255	ARM, 2.208%, 10/01/36	273
82	ARM, 2.335%, 05/01/37	87
474	ARM, 2.439%, 10/01/37	504
221	ARM, 2.899%, 03/01/36	235
624	ARM, 3.178%, 03/01/36	672
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,705	4.000%, 02/01/26	3,956
336	4.500%, 10/01/18	358
35	5.000%, 05/01/18	38
3,417	5.500%, 01/01/21 - 12/01/24	3,717
263	6.000%, 11/01/21	283
28	6.500%, 07/01/14	28
37	7.500%, 01/01/17	39

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
8,415		4.000%, 01/01/32	8,927
2,669		6.000%, 02/01/28	2,965
496		6.500%, 11/01/22	555
268		7.000%, 01/01/27	303
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
104		4.000%, 09/01/33	109
1,888		4.500%, 05/01/41	2,025
32		6.000%, 02/01/29	35
650		6.500%, 01/01/24 - 11/01/36	730
646		7.000%, 09/01/24 - 10/01/36 (m)	729
73		7.500%, 10/01/19 - 02/01/27	80
93		8.000%, 08/01/27	111
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,645		7.500%, 01/01/32 - 12/01/36	1,944
321		10.000%, 10/01/30	369
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
14,670		3.500%, 09/01/32 - 06/01/42	14,897
4,210		4.000%, 06/01/42 - 10/01/42	4,363
21		7.000%, 12/01/14 - 03/01/16	22
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1		12.000%, 08/01/15 - 07/01/19	1
—	(h)	13.000%, 06/01/14	—	(h)
8,996		Federal Home Loan Mortgage Corp., Gold Pools, 30 Year, Single Family, 3.000%, 02/01/43	8,738
		Federal National Mortgage Association,
128		ARM, 1.703%, 07/01/37	133
223		ARM, 2.044%, 07/01/37	231
84		ARM, 2.287%, 04/01/37	91
175		ARM, 2.299%, 01/01/34	185
235		ARM, 2.405%, 05/01/35	248
318		ARM, 2.427%, 03/01/37	337
435		ARM, 2.512%, 04/01/37	464
23		ARM, 2.625%, 10/01/33	23
5,350		3.450%, 01/01/24	5,484
5,044		3.640%, 12/01/23	5,241
14,258		4.500%, 11/01/43	15,346
		Federal National Mortgage Association, 15 Year, Single Family,
520		4.000%, 07/01/18 - 10/01/18	554
1,864		5.000%, 05/01/18 - 07/01/25	2,025
90		5.500%, 08/01/17	96

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
727	6.000%, 09/01/19 - 08/01/22	781
2	8.000%, 01/01/16	1
	Federal National Mortgage Association, 20 Year, Single Family,
880	3.500%, 12/01/30	911
498	6.000%, 04/01/24	554
426	6.500%, 11/01/18	476
	Federal National Mortgage Association, 30 Year, Single Family,
2,006	5.000%, 10/01/39 - 08/01/40	2,222
983	5.500%, 12/01/28 - 09/01/34	1,090
4,559	6.000%, 03/01/34 - 08/01/37	5,126
629	6.500%, 04/01/28 - 10/01/38	708
965	7.000%, 03/01/28 - 04/01/37	1,106
270	7.500%, 10/01/26 - 11/01/38	299
4,075	8.000%, 08/01/22 - 12/01/36	4,985
41	8.500%, 10/01/25 - 12/01/25	46
4	9.000%, 01/01/19 - 04/01/25	4
2	12.500%, 01/01/16	2
	Federal National Mortgage Association, Other,
3,910	VAR, 0.518%, 01/01/23	3,905
3,016	1.829%, 02/01/20	2,982
1,860	2.211%, 04/01/19	1,886
7,500	2.440%, 02/01/23	7,239
3,929	2.490%, 01/01/23	3,788
4,124	2.593%, 01/01/23	4,006
3,900	2.650%, 03/01/23	3,821
1,491	2.841%, 03/01/22	1,473
1,750	3.482%, 11/01/20	1,838
1,680	3.492%, 01/01/18	1,794
97,686	3.500%, 05/01/32 - 06/01/43	99,761
1,567	3.590%, 10/01/20	1,666
1,454	3.743%, 06/01/18	1,583
1,600	3.782%, 12/01/21	1,687
1,591	3.810%, 01/01/19	1,725
1,000	3.895%, 09/01/21	1,052
8,282	4.000%, 07/01/42	8,606
1,275	4.195%, 07/01/21	1,377
2,076	4.319%, 12/01/19	2,267
2,381	4.369%, 02/01/20	2,622
3,000	4.399%, 02/01/20	3,309
3,769	4.402%, 12/01/19	4,128
6,217	4.484%, 06/01/21	6,818
592	4.500%, 01/01/20	634
1,933	4.794%, 01/01/21	2,151
487	5.000%, 12/01/32 - 08/01/33	525

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

328		5.500%, 09/01/17	347
138		6.500%, 04/01/36 - 07/01/36	149
		Government National Mortgage Association II, 30 Year, Single Family,
4,941		6.000%, 11/20/32 - 09/20/38	5,567
1,471		6.500%, 02/20/29 - 10/20/39	1,661
3,602		7.000%, 06/20/32 - 01/20/39	4,251
339		7.500%, 08/20/25 - 05/20/32	390
809		8.000%, 08/20/26 - 09/20/31	979
524		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	577
		Government National Mortgage Association, 30 Year, Single Family,
266		6.500%, 02/15/28 - 10/15/29	305
92		7.000%, 02/15/24 - 11/15/27	101
86		7.250%, 09/15/21 - 01/15/28	91
51		7.500%, 10/15/22 - 02/15/27	54
4		7.750%, 02/15/27	4
2		8.500%, 11/15/25	2
62		9.000%, 04/15/16 - 01/15/25	69
4		10.000%, 11/15/20	4
—	(h)	13.000%, 01/15/15	—	(h)

		Total Mortgage Pass-Through Securities (Cost $294,787)	293,090

Municipal Bonds — 0.5% (t)
		California — 0.1%
1,000		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,218
774		University of California, Series AD, Rev., 4.858%, 05/15/12	727

			1,945

		Illinois — 0.1%
1,960		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,929

		New York — 0.2%
		New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560		Series H, Rev., 5.289%, 03/15/33	628
1,165		Series H, Rev., 5.389%, 03/15/40	1,324
1,450		Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	1,665
895		Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	831

			4,448

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — Continued
	Ohio — 0.1%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,356
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	1,495

		2,851

	Total Municipal Bonds (Cost $10,352)	11,173

Preferred Securities — 0.2% (x)
	Financials — 0.2%
	Commercial Banks — 0.0% (g)
1,220	Wachovia Capital Trust III, VAR, 5.570%, 03/31/14	1,181

	Diversified Financial Services — 0.2%
2,725	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	3,106
581	Citigroup, Inc., VAR, 5.950%, 01/30/23	574

		3,680

	Insurance — 0.0% (g)
768	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	791

	Total Preferred Securities (Cost $5,590)	5,652

Supranational — 0.2%
1,000	African Development Bank, 8.800%, 09/01/19	1,301
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,316
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,219

	Total Supranational (Cost $3,764)	3,836

U.S. Government Agency Securities — 1.5%
385	Federal Home Loan Mortgage Corp., Series GDIF, 6.750%, 09/15/29	528
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17	7,081
1,500	5.625%, 07/15/37	1,866
1,000	8.200%, 03/10/16	1,155
	Federal National Mortgage Association STRIPS,
1,000	Zero Coupon, 11/15/21	798
1,275	Zero Coupon, 05/15/30	654
	Financing Corp. Fico,
3,100	Zero Coupon, 11/30/17	2,937
1,000	Zero Coupon, 05/11/18	934
1,500	Zero Coupon, 09/26/19	1,325
1,285	Zero Coupon, 04/05/19	1,164

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

347	New Valley Generation II, 5.572%, 05/01/20	391
548	New Valley Generation V, 4.929%, 01/15/21	614
	Residual Funding Corp. STRIPS,
11,175	Zero Coupon, 07/15/20	9,688
2,770	Zero Coupon, 10/15/20	2,377
	Tennessee Valley Authority,
902	4.625%, 09/15/60	869
2,103	5.250%, 09/15/39	2,374
1,610	5.880%, 04/01/36	1,966
500	Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	320

	Total U.S. Government Agency Securities (Cost $36,300)	37,041

U.S. Treasury Obligations — 12.6%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	85
9,250	3.625%, 08/15/43	9,311
10,555	4.375%, 02/15/38	12,135
8,400	4.500%, 02/15/36	9,841
3,890	4.500%, 05/15/38	4,555
5,000	5.000%, 05/15/37	6,267
2,500	5.250%, 02/15/29	3,134
21,000	5.500%, 08/15/28	26,932
7,200	7.250%, 08/15/22 (m)	9,921
2,625	7.875%, 02/15/21	3,621
13,600	8.125%, 05/15/21 (m)	19,095
10,000	8.125%, 08/15/21 (m)	14,124
5,000	8.500%, 02/15/20	6,911
6,000	8.750%, 08/15/20	8,504
6,905	8.875%, 08/15/17 (m)	8,774
	U.S. Treasury Coupon STRIPS,
6,611	2.174%, 05/15/20	5,845
7,775	2.191%, 02/15/21	6,663
15,000	2.205%, 05/15/21 (m)	12,727
11,239	2.960%, 08/15/17 (m)	10,867
185	3.038%, 08/15/19	168
6,916	3.218%, 02/15/17	6,763
14,895	3.316%, 11/15/17 (m)	14,309
5,000	3.443%, 08/15/22	4,018
22,000	3.471%, 11/15/21 (m)	18,270
5,000	3.556%, 11/15/22	3,975
42,000	4.026%, 11/15/33	20,448
1,606	4.154%, 08/15/18	1,508
4,000	4.162%, 02/15/18	3,815
2,615	4.683%, 02/15/28	1,639
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	1,976

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — Continued
		U.S. Treasury Notes,
50		0.250%, 03/31/14 (k)	50
10,600		0.875%, 07/31/19	10,156
4,750		1.125%, 05/31/19	4,631
2,000		1.375%, 01/31/20	1,948
2,765		1.500%, 08/31/18	2,783
100		2.000%, 04/30/16	103
2,000		2.125%, 08/15/21	1,986
11,000		2.250%, 11/30/17 (m)	11,485
130		2.625%, 04/30/16	136
4,115		2.875%, 03/31/18	4,394
1,000		3.125%, 10/31/16	1,067
3,954		3.125%, 05/15/19	4,259
1,250		3.250%, 03/31/17	1,345
8,000		4.250%, 11/15/17 (m)	8,936

		Total U.S. Treasury Obligations (Cost $295,918)	309,480

SHARES
Common Stocks — 0.5%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
30		General Motors Co. (a)	1,076

		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	25

		Specialty Retail — 0.0% (g)
40		Neebo, Inc. (a) (i)	294

		Total Consumer Discretionary	1,395

		Financials — 0.1%
		Diversified Financial Services — 0.1%
215		Capmark Financial Group, Inc.	955
7		Somerset Cayuga Holding Co., Inc. (a) (i)	191

		Total Financials	1,146

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
1		General Maritime Corp. (a) (i)	8

		Materials — 0.3%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	2

		Construction Materials — 0.3%
237		U.S. Concrete, Inc. (a)	6,458

		Containers & Packaging — 0.0%
9		Constar International, Inc., Class A, ADR (a) (i)	—

SHARES	SECURITY DESCRIPTION	VALUE

	Paper & Forest Products — 0.0% (g)
13	New Holdco (a) (i)	1,091

	Total Materials	7,551

	Utilities — 0.0% (g)
	Independent Power Producers & Energy Traders — 0.0% (g)
45	Dynegy, Inc. (a)	1,053

	Total Common Stocks (Cost $8,465)	11,153

Preferred Stocks — 0.3%
	Financials — 0.3%
	Commercial Banks — 0.1%
15	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	798

	Consumer Finance — 0.1%
3	Ally Financial, Inc., Series G, 7.000%, 04/14/14 ($1,000 par value) (e) @	2,497

	Diversified Financial Services — 0.0% (g)
14	Citigroup Capital XIII, VAR, 7.875%, 10/30/40 ($25 par value)	396

	Insurance — 0.1%
11	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 ($25 par value)	325
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.359%, 04/14/14 ($1,000 par value) @	2,094

		2,419

	Total Financials	6,110

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
17	Carriage Services Capital Trust, 7.000%, 06/01/29 ($50 par value)	857

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,064

	Materials — 0.0%
	Containers & Packaging — 0.0%
1	Constar International, Inc., Class A, 11.000% (a) (i)	—

	Total Preferred Stocks (Cost $7,662)	8,031

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 1.3%
	Consumer Discretionary — 0.5%
	Automobiles — 0.1%
	Chrysler Group LLC, Term Loan B,
813	VAR, 3.500%, 05/24/17	815
70	VAR, 3.500%, 05/24/17	69

		884

	Hotels, Restaurants & Leisure — 0.2%
348	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	350
748	Bally Technologies, Inc., Term B Loan, VAR, 4.250%, 11/25/20	752
1,217	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.489%, 01/28/18	1,163
1,122	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	1,127
	Hilton Worldwide Finance LLC, Initial Term Loan,
550	VAR, 3.750%, 10/26/20	552
232	VAR, 3.750%, 10/26/20	232
43	VAR, 3.750%, 10/26/20	43
43	VAR, 3.750%, 10/26/20	44
	Scientific Games Corp., Initial Term Loan,
114	VAR, 4.250%, 10/18/20	114
98	VAR, 4.250%, 10/18/20	98
19	VAR, 4.250%, 10/18/20	19
11	VAR, 4.250%, 10/18/20	11
8	VAR, 4.250%, 10/18/20	8

		4,513

	Media — 0.2%
661	Clear Channel Communications, Inc., Term Loan B, VAR, 3.805%, 01/29/16	648
749	Clear Channel Communications, Inc., Term Loan D, VAR, 6.905%, 01/23/19	735
596	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.655%, 07/30/19	594
	MTL Publishing LLC, Term B Loan,
56	VAR, 4.250%, 06/29/18	56
15	VAR, 4.250%, 06/29/18	15
	R.H. Donnelley, Inc., Exit Term Loan,
1,287	VAR, 9.750%, 12/31/16	804
1,118	VAR, 9.750%, 12/31/16	699
851	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	869
800	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	799
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/20/15 (d) (i)	45

		5,264

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — 0.0% (g)
	Gymboree Corp. (The), Initial Term Loan (A & R),
662	VAR, 5.000%, 02/23/18	605
18	VAR, 5.000%, 02/23/18	16

		621

	Total Consumer Discretionary	11,282

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,199
1,175	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	1,179

		2,378

	Food Products — 0.0% (g)
	Dole Food Co., Inc., Tranche B Term Loan,
80	VAR, 4.500%, 11/01/18	81
80	VAR, 4.500%, 11/01/18	81
80	VAR, 4.500%, 11/01/18	81
80	VAR, 4.500%, 11/01/18	80
80	VAR, 4.500%, 11/01/18	80
80	VAR, 4.500%, 11/01/18	80
80	VAR, 4.500%, 11/01/18	80
40	VAR, 4.500%, 11/01/18	40
	High Liner Foods, Inc., Term Loan,
218	VAR, 4.750%, 12/19/17	219
5	VAR, 4.750%, 12/19/17	5

		827

	Total Consumer Staples	3,205

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
562	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	564

	Financials — 0.3%
	Consumer Finance — 0.0% (g)
648	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	650

	Diversified Financial Services — 0.0% (g)
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
127	VAR, 4.250%, 10/01/19	128
92	VAR, 4.250%, 10/01/19	92
48	VAR, 4.250%, 10/01/19	48
12	VAR, 4.250%, 10/01/19	12
12	VAR, 4.250%, 10/01/19	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Diversified Financial Services — Continued
11	VAR, 4.250%, 10/01/19	11
10	VAR, 4.250%, 10/01/19	10

		313

	Real Estate Management & Development — 0.3%
4,187	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)
		4,166
2,209	Progress Residential LP, Revolving Loan, VAR, 4.000%, 09/04/15 (i)
		2,198

		6,364

	Total Financials	7,327

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
847	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	845
123	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.000%, 05/04/18	124

		969

	Pharmaceuticals — 0.0% (g)
172	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	173

	Total Health Care	1,142

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
384	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	385

	Building Products — 0.0% (g)
320	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	322

	Marine — 0.0% (g)
378	Navios Maritime Partners LP, Term Loan, VAR, 5.250%, 06/27/18	384

	Total Industrials	1,091

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
644	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 4.500%, 01/30/19	649

	Electronic Equipment, Instruments & Components — 0.1%
946	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	943

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		IT Services — 0.0% (g)
135		First Data Corp., 2018B New Term Loan, VAR, 4.156%, 09/24/18	135

		Total Information Technology	1,727

		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
220		AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	222
499		DuPont Performance, Term Loan, VAR, 4.000%, 02/01/20	500
		Tronox Ltd., Term Loan,
101		VAR, 4.500%, 03/19/20	101
87		VAR, 4.500%, 03/19/20	88

			911

		Metals & Mining — 0.0% (g)
—	(h)	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	—	(h)

		Total Materials	911

		Telecommunication Services — 0.1%
		Diversified Telecommunication Services — 0.1%
		Cincinnati Bell, Inc., Tranche B Term Loan,
115		VAR, 4.000%, 09/10/20	115
114		VAR, 4.000%, 09/10/20	114
115		VAR, 4.000%, 09/10/20	115
1,600		Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19 ^	1,603

		Total Telecommunication Services	1,947

		Utilities — 0.1%
		Electric Utilities — 0.1%
		Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
1,853		VAR, 4.737%, 10/10/17	1,291
264		VAR, 4.737%, 10/10/17	184
		Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
1,859		VAR, 3.737%, 10/10/14	1,298
258		VAR, 3.737%, 10/10/14	180

		Total Utilities	2,953

		Total Loan Assignments (Cost $36,109)	32,149

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
67	expiring 7/10/2016 (Strike Price $10.00) (a)	1,798
67	expiring 7/10/2019 (Strike Price $18.33) (a)	1,231

		3,029

	Specialty Retail — 0.0%
13	Neebo, Inc., expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	3,029

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
	Industrials — 0.0%
	Marine — 0.0%
1	General Maritime Corp., expiring 5/17/2017 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2,389)	3,029

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
40,769	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $40,769)	40,769

	Total Investments — 99.9% (Cost $2,389,105)	2,461,792
	Other Assets in Excess of Liabilities — 0.1%	3,332

	NET ASSETS — 100.0%	$2,465,124

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	U.S. Long Bond	06/19/14	532	3
14	5 Year U.S. Treasury Note	06/30/14	1,678	(2)
	Short Futures Outstanding
(8)	10 Year U.S. Treasury Note	06/19/14	(996)	(4)

				(3)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
840,935	ARS	Citigroup Global Markets Holdings, Inc. †	03/31/14	101	104	3
1,916,474	MXN	Barclays Bank plc	03/31/14	144	144	—	(h)
2,894,375	MXN	Union Bank of Switzerland AG	03/31/14	222	218	(4)
209,095	RUB	Citigroup Global Markets Holdings, Inc. †	03/31/14	6	6	—	(h)
289,172	RUB	Deutsche Bank AG †	03/31/14	8	8	—	(h)
7,248,506	RUB	Union Bank of Switzerland AG †	03/31/14	202	201	(1)
				683	681	(2)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
672,500	ARS	Goldman Sachs International †	03/31/14	86	84	2
168,435	ARS	Citigroup Global Markets Holdings, Inc. †	03/31/14	22	21	1
3,100,000	AUD	Credit Suisse International	03/06/14	2,811	2,766	45
1,249,339	BRL	Goldman Sachs International †	03/31/14	531	529	2
2,895,000	EUR	Societe Generale	03/06/14	3,931	3,997	(66)
104,000,000	JPY	Credit Suisse International	03/06/14	1,015	1,022	(7)
3,039,568	MXN	BNP Paribas	03/31/14	226	228	(2)
2,894,375	MXN	Deutsche Bank AG	03/31/14	222	218	4
7,746,773	RUB	Credit Suisse International †	03/31/14	230	215	15
14,160,000	ZAR	Societe Generale	03/06/14	1,350	1,314	36
				10,424	10,394	30

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 42.4%
	Agency CMO — 42.4%
	Federal Home Loan Mortgage Corp. REMIC,
54	Series 1343, Class LA, 8.000%, 08/15/22	63
358	Series 1367, Class K, 5.500%, 09/15/22	390
72	Series 1591, Class E, 10.000%, 10/15/23	76
590	Series 1633, Class Z, 6.500%, 12/15/23	658
622	Series 1694, Class PK, 6.500%, 03/15/24	691
3,679	Series 1785, Class A, 6.000%, 10/15/23	4,008
210	Series 1999, Class PU, 7.000%, 10/15/27	240
325	Series 2031, Class PG, 7.000%, 02/15/28	369
977	Series 2035, Class PC, 6.950%, 03/15/28	1,125
749	Series 2064, Class PD, 6.500%, 06/15/28 (m)	843
578	Series 2095, Class PE, 6.000%, 11/15/28	645
263	Series 2152, Class BD, 6.500%, 05/15/29	283
1,303	Series 2162, Class TH, 6.000%, 06/15/29	1,452
62	Series 2345, Class PQ, 6.500%, 08/15/16	65
761	Series 2367, Class ME, 6.500%, 10/15/31	811
1,179	Series 2480, Class EJ, 6.000%, 08/15/32	1,321
2,350	Series 2562, Class PG, 5.000%, 01/15/18	2,490
3,420	Series 2611, Class QZ, 5.000%, 05/15/33	3,838
350	Series 2647, Class A, 3.250%, 04/15/32	364
1,139	Series 2651, Class VZ, 4.500%, 07/15/18	1,203
3,949	Series 2656, Class BG, 5.000%, 10/15/32	4,162
1,164	Series 2688, Class DG, 4.500%, 10/15/23	1,269
2,588	Series 2727, Class PE, 4.500%, 07/15/32	2,662
4,139	Series 2773, Class TB, 4.000%, 04/15/19	4,370
5,564	Series 2841, Class AT, 4.000%, 08/15/19	5,878
1,453	Series 2882, Class QD, 4.500%, 07/15/34	1,558
6,342	Series 2915, Class MU, 5.000%, 01/15/35	6,920
1,887	Series 2927, Class GA, 5.500%, 10/15/34	2,054
4,894	Series 2931, Class QD, 4.500%, 02/15/20	5,219
220	Series 2976, Class HP, 4.500%, 01/15/33	221
4,053	Series 3036, Class ND, 5.000%, 05/15/34 (m)	4,177
300	Series 3045, Class HN, 4.500%, 09/15/33	306
1,054	Series 3085, Class VS, HB, IF, 28.102%, 12/15/35	1,766
3,272	Series 3181, Class OP, PO, 07/15/36	2,911
3,619	Series 3188, Class GE, 6.000%, 07/15/26	3,970
13,164	Series 3325, Class JL, 5.500%, 06/15/37	14,375
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,717
4,494	Series 3413, Class B, 5.500%, 04/15/37	4,911
2,209	Series 3544, Class PC, 5.000%, 05/15/37	2,261
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,433
8,731	Series 3737, Class DG, 5.000%, 10/15/30	9,589

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,174
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,175
6,351	Series 3926, Class MW, 4.500%, 09/15/26	6,888
31,257	Series 3981, Class PA, 3.000%, 04/15/31	32,060
15,857	Series 4002, Class MV, 4.000%, 01/15/30	16,585
24,347	Series 4039, Class SA, IF, IO, 6.346%, 05/15/42	4,928
12,000	Series 4047, Class PB, 3.500%, 01/15/41	11,576
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,299
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,738
3,769	Series 4181, Class VA, 3.000%, 05/15/26	3,874
30,097	Series 4186, Class JE, 2.000%, 03/15/33	29,402
18,946	Series 4188, Class JG, 2.000%, 04/15/33	18,486
14,380	Series 4206, Class DA, 2.000%, 05/15/33	14,044
	Federal Home Loan Mortgage Corp. STRIPS,
55	Series 155, Class IO, IO, 7.000%, 11/01/23	13
22,912	Series 264, Class 30, 3.000%, 07/15/42	22,875
27,602	Series 267, Class 30, 3.000%, 08/15/42	26,446
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,022	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,323
2,279	Series T-54, Class 2A, 6.500%, 02/25/43	2,698
982	Series T-56, Class APO, PO, 05/25/43	847
842	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	965
	Federal National Mortgage Association REMIC,
56	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	61
26	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	27
179	Series 1993-110, Class H, 6.500%, 05/25/23	206
138	Series 1993-146, Class E, PO, 05/25/23	134
2,163	Series 1993-155, Class PJ, 7.000%, 09/25/23	2,501
25	Series 1993-205, Class H, PO, 09/25/23	22
38	Series 1993-217, Class H, PO, 08/25/23	33
28	Series 1993-228, Class G, PO, 09/25/23	24
757	Series 1994-37, Class L, 6.500%, 03/25/24	841
2,769	Series 1994-51, Class PV, 6.000%, 03/25/24	3,053
1,291	Series 1998-58, Class PC, 6.500%, 10/25/28	1,458
355	Series 2000-8, Class Z, 7.500%, 02/20/30	416

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	137

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
674	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	158
204	Series 2002-2, Class UC, 6.000%, 02/25/17	215
294	Series 2002-3, Class PG, 5.500%, 02/25/17	308
1,716	Series 2002-73, Class OE, 5.000%, 11/25/17	1,814
927	Series 2002-92, Class FB, VAR, 0.806%, 04/25/30	942
6,614	Series 2003-21, Class PZ, 4.500%, 03/25/33	7,164
263	Series 2003-67, Class SA, HB, IF, 44.489%, 10/25/31	509
6,858	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	7,147
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,141
4,378	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	4,769
9,080	Series 2004-7, Class JK, 4.000%, 02/25/19	9,535
1,842	Series 2004-46, Class QD, HB, IF, 23.378%, 03/25/34	2,705
2,208	Series 2004-54, Class FL, VAR, 0.555%, 07/25/34	2,212
3,902	Series 2004-60, Class PA, 5.500%, 04/25/34	4,221
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,511
588	Series 2005-29, Class AK, 4.500%, 04/25/35	593
2,454	Series 2005-58, Class EP, 5.500%, 07/25/35	2,693
4,509	Series 2005-62, Class DX, 5.000%, 05/25/34	4,730
2,668	Series 2005-83, Class LA, 5.500%, 10/25/35	2,974
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	5,782
7,936	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	1,204
13,780	Series 2006-51, Class FP, VAR, 0.505%, 03/25/36	13,776
175	Series 2006-81, Class FA, VAR, 0.505%, 09/25/36	175
1,812	Series 2006-110, Class PO, PO, 11/25/36	1,665
6,483	Series 2007-76, Class PE, 6.000%, 08/25/37	7,155
1,457	Series 2009-89, Class A1, 5.410%, 05/25/35	1,539

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
46	Series 2010-4, Class SL, IF, 11.238%, 02/25/40	50
3,308	Series 2010-11, Class CB, 4.500%, 02/25/40	3,478
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,596
7,665	Series 2010-68, Class EP, 4.500%, 12/25/39	8,352
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,411
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,013
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	11,541
21,672	Series 2012-47, Class QE, 4.000%, 05/25/38	23,174
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	5,757
15,210	Series 2012-60, Class EP, 3.000%, 04/25/42	15,249
23,416	Series 2012-63, Class VA, 4.000%, 08/25/23	25,161
17	Series G92-35, Class EB, 7.500%, 07/25/22	19
118	Series G92-44, Class ZQ, 8.000%, 07/25/22	128
	Federal National Mortgage Association REMIC Trust,
239	Series 1999-W4, Class A9, 6.250%, 02/25/29	270
2,192	Series 2002-W7, Class A4, 6.000%, 06/25/29	2,416
1,015	Series 2003-W1, Class 1A1, VAR, 5.946%, 12/25/42	1,182
507	Series 2003-W1, Class 2A, VAR, 6.683%, 12/25/42	598
1,076	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	1,102
3,480	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	4,108
2,821	Series 2009-W1, Class A, 6.000%, 12/25/49	3,204
	Federal National Mortgage Association STRIPS,
2,705	Series 278, Class 1, VAR, 0.867%, 08/01/25	2,734
930	Series 278, Class 3, VAR, 0.938%, 11/01/23	943
865	Series 343, Class 23, IO, 4.000%, 10/01/18	57
	Government National Mortgage Association,
492	Series 1998-22, Class PD, 6.500%, 09/20/28	526

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
281		Series 1999-17, Class L, 6.000%, 05/20/29	298
2,720		Series 2001-10, Class PE, 6.500%, 03/16/31	3,113
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,730
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,771
9,312		Series 2005-28, Class AJ, 5.500%, 04/20/35	10,259
1,759		Series 2008-15, Class NB, 4.500%, 02/20/38	1,900
7,255		Series 2008-40, Class SA, IF, IO, 6.246%, 05/16/38	1,614
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39 (m)	30,578
3,504		Series 2009-52, Class MA, 5.000%, 11/20/36	3,673
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,350
11,615		Series 2011-29, Class Z, 5.000%, 05/20/40	12,694

		Total Collateralized Mortgage Obligations (Cost $626,874)	639,522

Foreign Government Security — 0.5%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,588)	6,701

Mortgage Pass-Through Securities — 5.6%
		Federal Home Loan Mortgage Corp.,
12		ARM, 2.033%, 02/01/19	12
5		ARM, 2.201%, 07/01/30	5
161		ARM, 2.235%, 01/01/27	171
1,795		ARM, 2.250%, 03/01/37	1,910
19		ARM, 2.314%, 04/01/30	21
57		ARM, 2.371%, 08/01/18	60
17		ARM, 2.405%, 03/01/18	17
28		ARM, 2.750%, 06/01/18	28
58		ARM, 2.773%, 01/01/21	58
2		ARM, 2.797%, 01/01/20	2
34		ARM, 2.988%, 11/01/18	36
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
197		5.000%, 12/01/16	211
4		6.000%, 04/01/14	3
29		6.500%, 06/01/14	29
—	(h)	7.000%, 12/01/14	—	(h)
483		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	529

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,957		4.000%, 04/01/42	5,189
1,758		4.500%, 10/01/40	1,888
609		5.500%, 11/01/33	673
148		6.000%, 02/01/32	166
692		6.500%, 01/01/24 - 07/01/29	784
1,199		7.000%, 08/01/25 - 09/01/29 (m)	1,389
62		7.500%, 09/01/24 - 08/01/25	68
63		8.000%, 11/01/24 - 09/01/25	68
137		8.500%, 05/01/24 - 07/01/28	160
3		9.000%, 10/01/17 - 11/01/21	4
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
152		ARM, 2.000%, 08/01/30	160
126		ARM, 2.034%, 11/01/27 - 11/01/40	130
38		ARM, 2.206%, 06/01/29	38
51		ARM, 2.250%, 06/01/17 - 06/01/20	52
15		ARM, 2.365%, 09/01/14	15
62		ARM, 2.510%, 07/01/17	64
92		ARM, 2.750%, 06/01/15 - 01/01/29	97
3		ARM, 3.000%, 07/01/27	3
75		ARM, 3.041%, 08/01/19	75
27		ARM, 3.075%, 08/01/19	27
48		ARM, 3.815%, 09/01/27	49
12		ARM, 5.994%, 04/01/19	13
13		ARM, 6.000%, 12/01/18	13
		Federal National Mortgage Association, 15 Year, Single Family,
5,360		4.000%, 04/01/19 - 09/01/25	5,727
1,591		4.500%, 03/01/19	1,702
738		5.500%, 11/01/16 - 03/01/18	790
		Federal National Mortgage Association, 20 Year, Single Family,
601		5.000%, 11/01/23	657
709		6.000%, 03/01/22	790
6		7.500%, 06/01/14 - 07/01/14	6
		Federal National Mortgage Association, 30 Year, Single Family,
4,246		3.500%, 05/01/42	4,315
6,327		4.000%, 02/01/42	6,639
906		4.500%, 03/01/38	972
2,524		5.000%, 11/01/33	2,810
16,004		5.500%, 02/01/29 - 05/01/36 (m)	17,793
2,403		6.000%, 07/01/36	2,719
524		6.500%, 06/01/26 - 04/01/32	600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	139

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
3,801	7.000%, 02/01/24 - 03/01/35	4,476
199	7.500%, 03/01/30 - 04/01/30	219
85	10.000%, 10/01/16 - 11/01/21	92
	Federal National Mortgage Association, Other,
7,736	3.117%, 01/01/22	7,902
9,677	3.265%, 01/01/22	9,975
94	6.000%, 09/01/28	106
267	Government National Mortgage Association II, 30 Year, Single Family, 8.000%, 11/20/26 - 11/20/27	322
	Government National Mortgage Association, 30 Year, Single Family,
10	6.000%, 10/15/23	11
635	6.500%, 06/15/23 - 02/15/24 (m)	717
288	7.000%, 12/15/22 - 06/15/28	308
340	7.500%, 02/15/22 - 02/15/28	378
138	8.000%, 07/15/22 - 08/15/26	154
356	9.000%, 06/15/16 - 11/15/24	410
10	9.500%, 08/15/16 - 09/15/20	11

	Total Mortgage Pass-Through Securities (Cost $80,828)	84,818

U.S. Government Agency Securities — 21.5%
	Federal Farm Credit Bank,
10,000	5.750%, 05/11/26	12,007
12,824	5.750%, 12/07/28	15,439
	Federal National Mortgage Association,
30,000	Zero Coupon, 10/09/19	26,006
10,000	6.250%, 05/15/29	13,020
	Federal National Mortgage Association STRIPS,
34,750	Zero Coupon, 11/15/20	29,150
8,000	Zero Coupon, 05/15/23	5,874
9,200	Zero Coupon, 05/29/26	5,841
10,000	Zero Coupon, 05/15/30	5,126
26,153	Financing Corp. STRIPS, 12/06/18	23,991
	Residual Funding Corp. STRIPS,
34,520	Zero Coupon, 10/15/19	30,911
90,500	Zero Coupon, 07/15/20	78,460
10,000	Zero Coupon, 01/15/30	5,564
5,000	Zero Coupon, 04/15/30	2,750
	Resolution Funding Corp. STRIPS,
50,000	Zero Coupon, 07/15/20	43,271
15,000	Zero Coupon, 04/15/28	8,916
	Tennessee Valley Authority STRIPS,
4,500	Zero Coupon, 07/15/16	4,373
14,740	Zero Coupon, 12/15/17	13,766

	Total U.S. Government Agency Securities (Cost $270,343)	324,465

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 26.1%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	25,072
20,000	5.250%, 02/15/29	25,069
2,500	7.125%, 02/15/23	3,445
13,140	7.250%, 05/15/16	15,103
3,935	7.250%, 08/15/22	5,422
3,635	8.000%, 11/15/21	5,129
3,190	8.875%, 08/15/17	4,053
1,020	9.000%, 11/15/18	1,375
	U.S. Treasury Coupon STRIPS,
600	Zero Coupon, 08/15/15	598
1,190	Zero Coupon, 05/15/16	1,179
	U.S. Treasury Notes,
35,000	0.250%, 05/15/15	35,038
25,000	0.625%, 05/31/17	24,838
25,000	1.000%, 11/30/19	23,914
25,000	2.000%, 04/30/16	25,863
20,000	2.000%, 11/15/21	19,594
25,000	2.625%, 08/15/20	25,976
55,000	2.625%, 11/15/20	57,002
25,000	4.250%, 11/15/17	27,924
1,020	4.750%, 08/15/17	1,153
	U.S. Treasury Principal STRIPS,
1,900	Zero Coupon, 08/15/15	1,894
72,500	Zero Coupon, 05/15/20	64,258

	Total U.S. Treasury Obligations (Cost $368,248)	393,899

SHARES
Short-Term Investment — 3.8%
	Investment Company — 3.8%
57,115	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $57,115)	57,115

	Total Investments — 99.9% (Cost $1,409,996)	1,506,520
	Other Assets in Excess of Liabilities — 0.1%	1,908

	NET ASSETS — 100.0%	$1,508,428

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
175	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.236%, 03/25/36	102
84	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.656%, 09/25/34 (i)	10
7,000	Unipac IX LLC, 13.000%, 05/15/16 (i)	6,801

	Total Asset-Backed Securities (Cost $7,173)	6,913

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
1,617	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.1%
	Diversified Financial Services — 0.1%
5,645	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	12,418

	Total Convertible Bonds (Cost $7,261)	12,418

Corporate Bonds — 81.8%
	Consumer Discretionary — 12.1%
	Auto Components — 0.9%
25,640	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	28,588
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
16,871	3.500%, 03/15/17 (e)	17,082
8,920	4.875%, 03/15/19 (e)	9,098
23,952	5.875%, 02/01/22 (e)	24,431
7,099	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	7,596
7,165	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	7,810
8,779	Stackpole International Intermediate/Stackpole International Powder/Stackpl, (Luxembourg), 7.750%, 10/15/21 (e)	9,350

		103,955

	Automobiles — 1.0%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
10,319	8.000%, 06/15/19	11,351
17,280	8.000%, 06/15/19 (e)	19,008
33,745	8.250%, 06/15/21	38,216
20,766	8.250%, 06/15/21 (e)	23,518
	Jaguar Land Rover Automotive plc, (United Kingdom),
12,133	4.125%, 12/15/18 (e)	12,376
4,000	5.625%, 02/01/23 (e)	4,179

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — Continued
	Motors Liquidation Co.,
50	0.000%, 06/01/49 (i)	—	(h)
973	5.250%, 03/06/32 (i)	1
953	6.250%, 07/15/33 (i)	—	(h)
10,255	6.750%, 05/01/28 (d) (i)	—	(h)
246	7.250%, 04/15/41 (i)	—	(h)
284	7.250%, 07/15/41 (i)	—	(h)
548	7.250%, 02/15/52 (i)	—	(h)
404	7.375%, 05/15/48 (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	—	(h)
47	7.375%, 10/01/51 (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)
34,006	8.375%, 07/15/33 (d) (i)	—	(h)

		108,649

	Distributors — 0.3%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,923
9,005	7.000%, 05/20/22	9,838
3,273	LKQ Corp., 4.750%, 05/15/23 (e)	3,117
	VWR Funding, Inc.,
10,255	7.250%, 09/15/17	10,999
2,286	10.750%, 06/30/17 (e)	2,343

		36,220

	Diversified Consumer Services — 0.2%
	Service Corp. International,
430	4.500%, 11/15/20	422
1,029	5.375%, 01/15/22 (e)	1,047
6,630	7.000%, 05/15/19	7,044
7,970	8.000%, 11/15/21	9,195
3,435	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,617

		21,325

	Hotels, Restaurants & Leisure — 2.3%
10,000	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	10,213
20,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	21,275
5,014	CCM Merger, Inc., 9.125%, 05/01/19 (e)	5,327
4,765	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	4,896

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	141

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
6,193	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21	6,294
20,497	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	14,297
4,407	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	4,627
6,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	7,889
10,405	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	11,003
3,485	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	3,799
	MGM Resorts International,
4,140	6.625%, 12/15/21	4,544
5,500	6.750%, 10/01/20	6,077
10,945	8.625%, 02/01/19	13,079
8,445	10.000%, 11/01/16	10,134
18,150	11.375%, 03/01/18	23,550
4,925	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	5,085
12,018	PF Chang’s China Bistro, Inc., 10.250%, 06/30/20 (e)	12,949
3,525	Real Mex Restaurants, Inc., 11.000%, 03/15/14 (i)	3,525
6,466	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	7,064
6,700	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	7,462
5,635	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	5,663
10,334	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	11,109
8,260	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	9,045
5,835	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	5,908
5,271	Station Casinos LLC, 7.500%, 03/01/21	5,653
19,572	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	21,823
5,030	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	5,722

		248,012

	Household Durables — 1.3%
3,153	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	3,137

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — Continued
11,672	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	12,401
6,971	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	7,163
8,571	Jarden Corp., 7.500%, 05/01/17	9,857
	K. Hovnanian Enterprises, Inc.,
2,178	7.000%, 01/15/19 (e)	2,243
5,095	7.250%, 10/15/20 (e)	5,579
2,887	9.125%, 11/15/20 (e)	3,248
12,350	11.875%, 10/15/15	14,172
	KB Home,
1,000	8.000%, 03/15/20	1,127
1,110	9.100%, 09/15/17	1,321
	Lennar Corp.,
6,182	4.500%, 06/15/19	6,313
11,678	6.950%, 06/01/18	13,196
5,205	Series B, 12.250%, 06/01/17	6,767
9,802	M/I Homes, Inc., 8.625%, 11/15/18	10,598
6,092	Meritage Homes Corp., 7.000%, 04/01/22	6,671
	Standard Pacific Corp.,
4,350	8.375%, 05/15/18	5,176
10,130	8.375%, 01/15/21	12,080
544	10.750%, 09/15/16	661
4,252	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	4,688
1,167	Toll Brothers Finance Corp., 6.750%, 11/01/19	1,325
11,013	WCI Communities, Inc., 6.875%, 08/15/21 (e)	11,316

		139,039

	Internet & Catalog Retail — 0.4%
	Netflix, Inc.,
7,309	5.375%, 02/01/21	7,638
9,860	5.750%, 03/01/24 (e)	10,254
	SITEL LLC/Sitel Finance Corp.,
9,785	11.000%, 08/01/17 (e)	10,507
17,000	11.500%, 04/01/18	16,235

		44,634

	Media — 4.0%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8
1,450	8.125%, 07/15/03 (d)	10
3,175	9.375%, 11/15/09 (d)	22
3,500	10.875%, 10/01/10 (d)	24

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
8,119	AMC Entertainment, Inc., 5.875%, 02/15/22 (e)	8,220
33,322	Cablevision Systems Corp., 8.000%, 04/15/20	39,237
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
2,525	5.250%, 02/15/22 (e)	2,588
2,525	5.625%, 02/15/24 (e)	2,607
10,318	Cenveo Corp., 8.875%, 02/01/18	10,370
3,305	Cinemark USA, Inc., 5.125%, 12/15/22	3,321
1,132	Clear Channel Communications, Inc., 9.000%, 12/15/19	1,189
	Clear Channel Worldwide Holdings, Inc.,
9,855	6.500%, 11/15/22	10,422
19,105	Series B, 6.500%, 11/15/22	20,347
2,650	Series A, 7.625%, 03/15/20	2,849
32,551	Series B, 7.625%, 03/15/20	35,236
2,809	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	2,809
	DISH DBS Corp.,
39,195	6.750%, 06/01/21	43,898
22,587	7.875%, 09/01/19	26,540
5,390	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	5,781
10,430	Gannett Co., Inc., 6.375%, 10/15/23 (e)	11,004
21,860	Gray Television, Inc., 7.500%, 10/01/20	23,827
1,860	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	2,102
2,255	Interactive Data Corp., 10.250%, 08/01/18	2,440
11,425	Liberty Interactive LLC, 8.250%, 02/01/30	12,368
5,977	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (e)	6,619
4,736	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	5,091
3,915	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	4,218
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,799
4,695	Radio One, Inc., 9.250%, 02/15/20 (e)	4,930
6,540	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	6,867
8,520	Regal Entertainment Group, 5.750%, 03/15/22	8,712
	Sinclair Television Group, Inc.,
9,645	5.375%, 04/01/21	9,693
5,500	6.375%, 11/01/21	5,816

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
	Sirius XM Holdings, Inc.,
3,690	4.625%, 05/15/23 (e)	3,468
2,855	5.250%, 08/15/22 (e)	2,955
11,271	5.750%, 08/01/21 (e)	11,722
3,295	5.875%, 10/01/20 (e)	3,468
	Univision Communications, Inc.,
7,240	5.125%, 05/15/23 (e)	7,421
44,793	6.750%, 09/15/22 (e)	49,720
6,828	7.875%, 11/01/20 (e)	7,562
16,625	8.500%, 05/15/21 (e)	18,475
1,100	Videotron Ltd., (Canada), 5.000%, 07/15/22	1,114
13,259	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	13,577
1,036	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	1,083

		444,529

	Multiline Retail — 0.3%
16,552	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	17,752
12,000	Sears Holdings Corp., 6.625%, 10/15/18	11,355

		29,107

	Specialty Retail — 1.4%
2,510	Asbury Automotive Group, Inc., 8.375%, 11/15/20	2,830
3,000	Chinos Intermediate Holdings A, Inc., PIK, 8.500%, 05/01/19 (e)	3,135
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	10,711
5,111	7.750%, 06/01/20 (e)	4,281
35,000	8.875%, 03/15/19	34,081
29,750	9.000%, 03/15/19 (e)	31,312
7,337	CST Brands, Inc., 5.000%, 05/01/23	7,135
5,148	Gymboree Corp. (The), 9.125%, 12/01/18	4,569
2,340	HT Intermediate Holdings Corp., PIK, 12.750%, 05/15/19 (e)	2,375
10,000	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	10,475
7,000	L Brands, Inc., 5.625%, 10/15/23	7,262
2,149	Neebo, Inc., 15.000%, 06/30/16 (e)	2,234
9,260	Radio Systems Corp., 8.375%, 11/01/19 (e)	10,302
3,694	Sally Holdings LLC/Sally Capital, Inc., 5.500%, 11/01/23	3,749
2,058	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	2,259

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	143

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Specialty Retail — Continued
15,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	13,763

		150,473

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,200	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	4,578

	Total Consumer Discretionary	1,330,521

	Consumer Staples — 4.3%
	Beverages — 0.2%
	Constellation Brands, Inc.,
3,259	3.750%, 05/01/21	3,169
5,130	4.250%, 05/01/23	5,027
3,800	6.000%, 05/01/22	4,209
10,332	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	11,417

		23,822

	Food & Staples Retailing — 1.1%
5,171	BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)	5,391
11,455	Ingles Markets, Inc., 5.750%, 06/15/23	11,398
4,029	Michael Foods Group, Inc., 9.750%, 07/15/18	4,336
	New Albertsons, Inc.,
2,998	6.625%, 06/01/28	2,218
7,570	7.450%, 08/01/29	6,397
6,443	7.750%, 06/15/26	5,396
17,311	8.000%, 05/01/31	15,104
3,877	8.700%, 05/01/30	3,373
	Rite Aid Corp.,
11,320	6.750%, 06/15/21	12,452
4,000	9.250%, 03/15/20	4,600
20,025	10.250%, 10/15/19	22,202
9,588	SUPERVALU, Inc., 8.000%, 05/01/16	10,571
14,730	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	16,129

		119,567

	Food Products — 1.4%
22,783	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	24,976
3,000	Darling International, Inc., 5.375%, 01/15/22 (e)	3,079
32,500	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (e)	32,419

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
	JBS USA LLC/JBS USA Finance, Inc.,
4,462	7.250%, 06/01/21 (e)	4,719
10,138	7.250%, 06/01/21 (e)	10,746
8,694	8.250%, 02/01/20 (e)	9,520
18,760	Pilgrim’s Pride Corp., 7.875%, 12/15/18	20,308
13,722	Post Holdings, Inc., 6.750%, 12/01/21 (e)	14,699
	Smithfield Foods, Inc.,
17,456	5.250%, 08/01/18 (e)	18,307
4,325	5.875%, 08/01/21 (e)	4,455
5,877	7.750%, 07/01/17	6,817
4,130	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	4,269

		154,314

	Household Products — 1.5%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
31,000	5.750%, 10/15/20	32,395
15,600	6.875%, 02/15/21	16,965
7,633	7.125%, 04/15/19	8,120
27,331	7.875%, 08/15/19	30,201
12,025	8.500%, 05/15/18	12,656
11,125	9.000%, 04/15/19	11,959
28,314	9.875%, 08/15/19	31,924
4,800	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co., 8.250%, 02/15/21	5,244
	Spectrum Brands, Inc.,
3,742	6.625%, 11/15/22	4,079
9,199	6.750%, 03/15/20	9,981

		163,524

	Personal Products — 0.1%
7,460	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	7,572
4,863	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,863

		12,435

	Total Consumer Staples	473,662

	Energy — 13.6%
	Energy Equipment & Services — 2.2%
	Basic Energy Services, Inc.,
4,875	7.750%, 02/15/19	5,204
11,849	7.750%, 10/15/22	12,649
13,498	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	14,578
23,459	Key Energy Services, Inc., 6.750%, 03/01/21	24,573
6,600	Ocean Rig UDW, Inc., Reg. S, 9.500%, 04/27/16 (e)	6,955

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy Equipment & Services — Continued
	Oil States International, Inc.,
7,000	5.125%, 01/15/23	7,866
20,600	6.500%, 06/01/19	21,785
	Parker Drilling Co.,
8,082	6.750%, 07/15/22 (e)	8,405
6,180	7.500%, 08/01/20 (e)	6,613
14,208	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	15,309
7,815	Pioneer Energy Services Corp., 9.875%, 03/15/18	8,235
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21	5,953
8,695	6.625%, 11/15/20	9,347
14,800	Sea Trucks Group, (Nigeria), Reg. S, 9.000%, 03/26/18 (e)	13,963
	Seadrill Ltd., (Bermuda),
4,571	5.625%, 09/15/17 (e)	4,765
6,500	6.125%, 09/15/20 (e)	6,663
8,700	6.500%, 10/05/15	9,113
3,000	SESI LLC, 7.125%, 12/15/21	3,330
5,108	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21 (e)	5,414
15,744	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	16,846
38,462	Unit Corp., 6.625%, 05/15/21	40,962

		248,528

	Oil, Gas & Consumable Fuels — 11.4%
	Access Midstream Partners LP/ACMP Finance Corp.,
25,471	4.875%, 05/15/23	25,980
9,703	5.875%, 04/15/21	10,358
14,383	6.125%, 07/15/22	15,606
2,285	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	2,456
	Antero Resources Finance Corp.,
5,085	5.375%, 11/01/21 (e)	5,199
16,750	6.000%, 12/01/20	17,881
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
11,500	4.750%, 11/15/21	10,982
10,928	5.875%, 08/01/23	10,737
7,000	6.625%, 10/01/20	7,490
	Bill Barrett Corp.,
11,559	7.000%, 10/15/22	12,108
8,893	7.625%, 10/01/19	9,582

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
3,000	Bonanza Creek Energy, Inc., 6.750%, 04/15/21	3,225
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
5,740	7.625%, 01/15/22	6,099
2,976	9.625%, 08/01/20	3,392
	Chesapeake Energy Corp.,
4,111	3.250%, 03/15/16	4,142
10,400	5.375%, 06/15/21	11,128
8,900	5.750%, 03/15/23	9,568
16,166	6.125%, 02/15/21	17,863
2,100	6.625%, 08/15/20	2,399
8,120	6.875%, 11/15/20	9,338
3,000	7.250%, 12/15/18	3,533
13,750	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	14,575
21,255	Cimarex Energy Co., 5.875%, 05/01/22	22,955
13,087	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	14,134
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
1,830	6.375%, 03/15/24	1,890
3,288	8.500%, 12/15/19	3,551
	Comstock Resources, Inc.,
5,550	7.750%, 04/01/19	5,939
12,025	9.500%, 06/15/20	13,663
	Concho Resources, Inc.,
13,101	5.500%, 10/01/22	13,756
5,239	5.500%, 04/01/23	5,475
4,585	6.500%, 01/15/22	5,015
9,054	7.000%, 01/15/21	10,004
	CONSOL Energy, Inc.,
18,380	6.375%, 03/01/21	19,483
11,730	8.250%, 04/01/20	12,756
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22 (e)	9,501
6,667	7.750%, 04/01/19	7,251
9,735	Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 06/01/22	11,195
2,243	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22	2,327
6,445	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	6,832
4,950	El Paso LLC, 6.500%, 09/15/20	5,425
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,550

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	145

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
18,925	Energy Transfer Equity LP, 5.875%, 01/15/24	19,256
	Energy XXI Gulf Coast, Inc.,
13,875	7.500%, 12/15/21 (e)	14,499
2,064	9.250%, 12/15/17	2,255
16,620	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	19,238
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,655	6.875%, 05/01/19	7,179
6,302	7.750%, 09/01/22	7,106
	Genesis Energy LP/Genesis Energy Finance Corp.,
12,175	5.750%, 02/15/21	12,510
6,000	7.875%, 12/15/18	6,465
	Halcon Resources Corp.,
10,200	9.250%, 02/15/22 (e)	10,455
5,236	9.750%, 07/15/20 (e)	5,504
	Hilcorp Energy I LP/Hilcorp Finance Co.,
21,565	7.625%, 04/15/21 (e)	23,506
5,640	8.000%, 02/15/20 (e)	6,091
	Holly Energy Partners LP/Holly Energy Finance Corp.,
7,994	6.500%, 03/01/20	8,434
5,200	8.250%, 03/15/18	5,424
	Kinder Morgan, Inc.,
5,746	5.000%, 02/15/21 (e)	5,781
5,746	5.625%, 11/15/23 (e)	5,776
	Kodiak Oil & Gas Corp., (Canada),
7,050	5.500%, 01/15/21	7,261
5,955	5.500%, 02/01/22	6,119
4,395	Laredo Petroleum, Inc., 7.375%, 05/01/22	4,879
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	8,151
6,396	5.500%, 02/15/23	6,620
9,088	6.250%, 06/15/22	9,815
324	6.500%, 08/15/21	351
17,060	6.750%, 11/01/20	18,553
9,131	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	9,565
	MEG Energy Corp., (Canada),
4,155	6.500%, 03/15/21 (e)	4,384
4,460	7.000%, 03/31/24 (e)	4,683

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
5,490	Memorial Resource Development LLC/Memorial Resource Finance Corp., PIK, 10.750%, 12/15/18 (e)	5,586
1,361	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	1,494
2,000	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	2,035
	Newfield Exploration Co.,
8,655	5.625%, 07/01/24	9,088
8,000	5.750%, 01/30/22	8,620
13,895	6.875%, 02/01/20	14,920
6,070	7.125%, 05/15/18	6,297
7,048	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 (e)	7,348
11,995	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	13,015
	Peabody Energy Corp.,
17,070	6.000%, 11/15/18	18,478
24,250	6.250%, 11/15/21	25,038
	Plains Exploration & Production Co.,
5,937	6.500%, 11/15/20	6,560
9,000	6.750%, 02/01/22	9,945
3,896	6.875%, 02/15/23	4,344
	QEP Resources, Inc.,
10,196	5.250%, 05/01/23	10,170
21,162	5.375%, 10/01/22	21,268
20,569	6.875%, 03/01/21	22,626
	Range Resources Corp.,
3,033	5.000%, 03/15/23	3,086
1,080	6.750%, 08/01/20	1,175
2,000	8.000%, 05/15/19	2,107
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	3,897
8,000	5.500%, 04/15/23	8,080
9,777	5.875%, 03/01/22	10,168
12,345	6.500%, 07/15/21	13,333
	Rosetta Resources, Inc.,
12,200	5.625%, 05/01/21	12,566
14,795	5.875%, 06/01/22	15,202
12,516	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	13,079
26,115	Samson Investment Co., 10.750%, 02/15/20 (e)	29,020
10,100	SandRidge Energy, Inc., 7.500%, 03/15/21	10,681
6,876	SemGroup Corp., 7.500%, 06/15/21	7,357
	SM Energy Co.,
8,600	5.000%, 01/15/24 (e)	8,385

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
13,315	6.500%, 11/15/21	14,447
14,280	6.500%, 01/01/23	15,280
21,659	6.625%, 02/15/19	23,229
25,108	Stone Energy Corp., 7.500%, 11/15/22	27,054
	Swift Energy Co.,
7,017	7.125%, 06/01/17	7,175
10,735	7.875%, 03/01/22	11,003
186	8.875%, 01/15/20	199
11,190	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	11,750
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	10,025
3,600	6.375%, 08/01/22	3,861
11,585	6.875%, 02/01/21	12,570
6,900	Teekay Corp., 8.500%, 01/15/20	7,728
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5,810	5.875%, 10/01/20	6,072
7,031	5.875%, 10/01/20 (e)	7,347
9,000	6.125%, 10/15/21	9,405
16,555	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	17,341
3,565	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	3,841
21,900	W&T Offshore, Inc., 8.500%, 06/15/19	23,707
5,143	Western Refining, Inc., 6.250%, 04/01/21	5,297
16,440	Whiting Petroleum Corp., 5.000%, 03/15/19	17,385
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17	19,376
45,315	6.000%, 01/15/22	46,108

		1,255,371

	Total Energy	1,503,899

	Financials — 6.6%
	Capital Markets — 0.3%
9,350	E*TRADE Financial Corp., 6.375%, 11/15/19	10,145
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	5,146
3,049	5.875%, 03/15/22 (e)	3,201
5,560	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	5,908
5,621	Walter Investment Management Corp., 7.875%, 12/15/21 (e)	5,649

		30,049

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — 1.8%
6,640	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	7,337
	CIT Group, Inc.,
89	3.875%, 02/19/19	90
7,626	5.000%, 08/15/22	8,007
55,005	5.250%, 03/15/18	59,681
3,256	5.375%, 05/15/20	3,517
1,250	5.500%, 02/15/19 (e)	1,359
31,425	6.625%, 04/01/18 (e)	35,432
	Royal Bank of Scotland Group plc, (United Kingdom),
6,461	6.000%, 12/19/23	6,655
49,955	6.100%, 06/10/23	51,846
11,884	6.125%, 12/15/22	12,470
8,001	Royal Bank of Scotland plc (The), (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	9,418

		195,812

	Consumer Finance — 1.3%
	Ally Financial, Inc.,
681	4.750%, 09/10/18	725
5,100	6.250%, 12/01/17	5,737
50,882	7.500%, 09/15/20	61,567
18,265	8.000%, 03/15/20	22,603
33,679	8.000%, 11/01/31	42,436
	General Motors Financial Co., Inc.,
3,306	2.750%, 05/15/16	3,370
8,325	4.750%, 08/15/17	9,004

		145,442

	Diversified Financial Services — 1.5%
17,500	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	15,422
9,206	Ausdrill Finance Pty Ltd., (Australia), 6.875%, 11/01/19 (e)	8,424
8,135	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	8,786
144,695	Capmark Financial Group, Inc., Escrow, 0.000%, 05/10/10 (d) (i)	724
24,501	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	23,276
42,624	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	43,849
9,806	Highland Ranch, 6.700%, 09/01/20 (i)	8,041
6,324	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	6,371
6,226	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20 (e)	6,584

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	147

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
6,150	MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)	6,411
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
1,764	6.500%, 07/01/21	1,672
6,193	6.500%, 06/01/22	5,806
6,659	7.875%, 10/01/20	6,742
6,375	9.625%, 05/01/19	7,060
7,930	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	8,287
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	3,489

		160,944

	Insurance — 1.2%
21,423	American International Group, Inc., VAR, 8.175%, 05/15/58	27,589
4,770	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	5,068
5,281	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	5,624
9,705	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	11,331
	Liberty Mutual Group, Inc.,
15,724	7.800%, 03/15/37 (e)	17,061
24,668	VAR, 10.750%, 06/15/58 (e)	37,372
5,735	National Financial Partners Corp., 9.000%, 07/15/21 (e)	6,194
5,001	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	5,163
12,083	USI, Inc., 7.750%, 01/15/21 (e)	12,566

		127,968

	Real Estate Investment Trusts (REITs) — 0.3%
7,160	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	7,518
5,489	DuPont Fabros Technology LP, 5.875%, 09/15/21	5,791
5,665	Felcor Lodging LP, 6.750%, 06/01/19	6,090
7,237	iStar Financial, Inc., 9.000%, 06/01/17	8,557
3,494	Potlatch Corp., 7.500%, 11/01/19	4,062

		32,018

	Real Estate Management & Development — 0.2%
10,025	CBRE Services, Inc., 6.625%, 10/15/20	10,727
7,690	Kennedy-Wilson, Inc., 8.750%, 04/01/19	8,382
8,288	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	8,329

		27,438

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — 0.0% (g)
4,146	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	4,063

	Total Financials	723,734

	Health Care — 7.6%
	Health Care Equipment & Supplies — 1.0%
	Alere, Inc.,
6,358	6.500%, 06/15/20	6,676
250	7.250%, 07/01/18	274
	Biomet, Inc.,
20,570	6.500%, 08/01/20	22,190
17,405	6.500%, 10/01/20	18,558
7,380	ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e)	7,602
30,322	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	33,733
12,350	Hologic, Inc., 6.250%, 08/01/20	13,122
	Mallinckrodt International Finance S.A., (Luxembourg),
2,067	3.500%, 04/15/18 (e)	2,052
5,458	4.750%, 04/15/23 (e)	5,186
2,500	Teleflex, Inc., 6.875%, 06/01/19	2,656

		112,049

	Health Care Providers & Services — 4.7%
4,165	Acadia Healthcare Co., Inc., 6.125%, 03/15/21 (e)	4,300
8,200	Amsurg Corp., 5.625%, 11/30/20	8,630
	CHS/Community Health Systems, Inc.,
6,445	5.125%, 08/15/18	6,824
10,085	5.125%, 08/01/21 (e)	10,438
16,180	6.875%, 02/01/22 (e)	17,211
10,362	7.125%, 07/15/20	11,321
14,950	8.000%, 11/15/19	16,609
	DaVita HealthCare Partners, Inc.,
10,500	5.750%, 08/15/22	11,104
15,110	6.375%, 11/01/18	15,884
8,800	6.625%, 11/01/20	9,449
5,832	Envision Healthcare Corp., 8.125%, 06/01/19	6,262
	Fresenius Medical Care U.S. Finance II, Inc.,
8,281	5.625%, 07/31/19 (e)	8,923
11,151	5.875%, 01/31/22 (e)	11,931
	Fresenius Medical Care U.S. Finance, Inc.,
10,235	5.750%, 02/15/21 (e)	10,952
3,075	6.500%, 09/15/18 (e)	3,459
8,669	6.875%, 07/15/17	9,839

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,628
	HCA, Inc.,
6,945	4.750%, 05/01/23	6,945
10,440	5.875%, 03/15/22	11,406
6,800	5.875%, 05/01/23	7,191
8,053	6.375%, 01/15/15	8,385
29,793	6.500%, 02/15/20	33,629
8,825	7.250%, 09/15/20	9,597
19,448	7.500%, 02/15/22	22,560
1,580	7.875%, 02/15/20	1,691
22,600	8.000%, 10/01/18	26,950
8,556	8.500%, 04/15/19	8,984
9,045	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	9,678
	inVentiv Health, Inc.,
6,300	9.000%, 01/15/18 (e)	6,710
22,846	11.000%, 08/15/18 (e)	21,075
5,348	11.000%, 08/15/18 (e)	4,947
	LifePoint Hospitals, Inc.,
5,825	5.500%, 12/01/21 (e)	6,095
5,450	6.625%, 10/01/20	5,913
20,073	MultiPlan, Inc., 9.875%, 09/01/18 (e)	21,955
17,027	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	18,134
3,100	Omnicare, Inc., 7.750%, 06/01/20	3,426
	Tenet Healthcare Corp.,
9,413	4.375%, 10/01/21	9,295
8,041	4.500%, 04/01/21	8,021
5,725	4.750%, 06/01/20	5,882
14,245	6.000%, 10/01/20 (e)	15,313
10,025	6.250%, 11/01/18	11,103
4,455	6.750%, 02/01/20	4,756
12,930	8.000%, 08/01/20	14,191
25,657	8.125%, 04/01/22	28,736
13,630	United Surgical Partners International, Inc., 9.000%, 04/01/20	15,365

		523,697

	Health Care Technology — 0.1%
9,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,229

	Pharmaceuticals — 1.8%
5,480	Capsugel S.A., (Luxembourg), PIK, 7.750%, 05/15/19 (e)	5,685
16,940	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	17,236

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — Continued
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d) (i)	421
7,800	Endo Finance Co., 5.750%, 01/15/22 (e)	8,054
	Endo Health Solutions, Inc.,
5,300	7.000%, 07/15/19	5,737
3,130	7.000%, 12/15/20	3,396
1,959	7.250%, 01/15/22	2,143
	Forest Laboratories, Inc.,
8,885	4.375%, 02/01/19 (e)	9,507
4,560	4.875%, 02/15/21 (e)	4,879
2,025	Hospira, Inc., 5.200%, 08/12/20	2,156
2,296	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	2,485
7,640	Salix Pharmaceuticals Ltd., 6.000%, 01/15/21 (e)	8,175
	Valeant Pharmaceuticals International, Inc., (Canada),
16,500	5.625%, 12/01/21 (e)	17,511
26,088	6.375%, 10/15/20 (e)	28,501
5,450	6.750%, 10/01/17 (e)	5,777
19,415	6.750%, 08/15/18 (e)	21,405
5,870	6.750%, 08/15/21 (e)	6,398
9,400	6.875%, 12/01/18 (e)	9,999
13,520	7.000%, 10/01/20 (e)	14,754
1,390	7.250%, 07/15/22 (e)	1,546
16,634	7.500%, 07/15/21 (e)	18,963

		194,728

	Total Health Care	840,703

	Industrials — 9.5%
	Aerospace & Defense — 0.7%
	Alliant Techsystems, Inc.,
3,725	5.250%, 10/01/21 (e)	3,818
5,380	6.875%, 09/15/20	5,831
	B/E Aerospace, Inc.,
11,637	5.250%, 04/01/22	12,001
16,673	6.875%, 10/01/20	18,298
9,000	Bombardier, Inc., (Canada), 6.125%, 01/15/23 (e)	9,112
4,350	DigitalGlobe, Inc., 5.250%, 02/01/21	4,307
1,865	Esterline Technologies Corp., 7.000%, 08/01/20	2,028
5,184	GenCorp, Inc., 7.125%, 03/15/21	5,612
10,140	TransDigm, Inc., 5.500%, 10/15/20	10,267
4,155	Triumph Group, Inc., 8.625%, 07/15/18	4,435

		75,709

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	149

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Airlines — 1.1%
25,101	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	27,486
1,511	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	1,707
13,278	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	15,070
2,978	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,335
9,050	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	9,582
3,888	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,354
4,457	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	4,501
285	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	324
16,743	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	18,292
22,589	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	25,498
1,397	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	1,482
1,451	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	1,575
1,791	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	2,060
3,200	United Airlines, Inc., 6.750%, 09/15/15 (e)	3,264

		118,530

	Building Products — 0.8%
	Building Materials Corp. of America,
14,115	6.750%, 05/01/21 (e)	15,315
9,885	6.875%, 08/15/18 (e)	10,391
5,265	7.000%, 02/15/20 (e)	5,647
8,650	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	9,201
10,900	Griffon Corp., 5.250%, 03/01/22 (e)	10,914
	Masco Corp.,
4,092	5.950%, 03/15/22	4,420
1,075	7.125%, 03/15/20	1,244
18,567	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	20,424
6,655	Nortek, Inc., 8.500%, 04/15/21	7,453
1,513	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	1,687
	USG Corp.,
5,344	5.875%, 11/01/21 (e)	5,691
382	7.875%, 03/30/20 (e)	429

		92,816

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — 2.2%
	ADT Corp. (The),
4,157	3.500%, 07/15/22	3,793
17,084	4.125%, 06/15/23	16,057
19,560	6.250%, 10/15/21 (e)	20,587
6,229	ARAMARK Corp., 5.750%, 03/15/20 (e)	6,572
15,450	Casella Waste Systems, Inc., 7.750%, 02/15/19	15,913
4,800	Covanta Holding Corp., 5.875%, 03/01/24	4,896
	Deluxe Corp.,
8,234	6.000%, 11/15/20	8,563
4,513	7.000%, 03/15/19	4,829
16,700	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	17,702
	Harland Clarke Holdings Corp.,
5,500	6.875%, 03/01/20 (e)	5,610
6,275	9.250%, 03/01/21 (e)	6,338
6,766	9.500%, 05/15/15	6,770
5,490	9.750%, 08/01/18 (e)	6,011
12,729	VAR, 6.000%, 05/15/15	12,733
46,054	ILFC E-Capital Trust I, VAR, 5.460%, 12/21/65 (e)	42,830
20,981	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	20,037
9,202	Iron Mountain, Inc., 5.750%, 08/15/24	8,972
7,986	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	8,226
5,028	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	4,877
10,657	Mustang Merger Corp., 8.500%, 08/15/21 (e)	11,762
	Quebecor World Capital Corp., (Canada),
9,190	6.125%, 11/15/13 (d) (i)	93
6,815	6.500%, 08/01/27 (d) (i)	68
3,825	9.750%, 01/15/15 (d) (i)	38
	R.R. Donnelley & Sons Co.,
3,710	6.500%, 11/15/23	3,924
2,475	7.000%, 02/15/22	2,747
1,030	7.875%, 03/15/21	1,174

		241,122

	Construction & Engineering — 0.4%
9,689	Dycom Investments, Inc., 7.125%, 01/15/21	10,464
5,800	MasTec, Inc., 4.875%, 03/15/23	5,626
25,205	Tutor Perini Corp., 7.625%, 11/01/18	26,875

		42,965

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electrical Equipment — 0.2%
3,347	Artesyn Escrow, Inc., 9.750%, 10/15/20 (e)	3,347
12,138	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	13,230
6,293	Sensata Technologies B.V., (Netherlands), 4.875%, 10/15/23 (e)	6,183

		22,760

	Industrial Conglomerates — 0.1%
8,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	9,257

	Machinery — 0.8%
6,551	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	6,919
	Bluewater Holding B.V., (Netherlands),
2,800	10.000%, 12/10/19 (e)	2,839
24,100	Reg. S, 10.000%, 12/10/19 (e)	24,431
9,890	Briggs & Stratton Corp., 6.875%, 12/15/20	10,978
4,405	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	4,890
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,544
15,190	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	16,253
11,715	Victor Technologies Group, Inc., 9.000%, 12/15/17	12,570

		83,424

	Marine — 0.6%
20,794	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	22,302
9,082	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	9,786
24,962	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	27,146
5,020	World Wide Supply A.S., (Norway), Reg. S, 7.750%, 05/26/17 (e)	5,026

		64,260

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
2,246	6.000%, 11/15/22	2,313
2,500	6.750%, 10/01/20	2,719

		5,032

	Road & Rail — 0.5%
6,623	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	7,186
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,019	5.500%, 04/01/23	4,059
2,100	8.250%, 01/15/19	2,260

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
9,653	9.750%, 03/15/20	11,198
	Hertz Corp. (The),
2,343	4.250%, 04/01/18	2,419
3,463	5.875%, 10/15/20	3,671
6,345	6.250%, 10/15/22	6,710
3,459	6.750%, 04/15/19	3,705
8,794	7.375%, 01/15/21	9,673
4,373	syncreon Group B.V./syncreon Global Finance U.S., Inc., (Netherlands), 8.625%, 11/01/21 (e)	4,548

		55,429

	Trading Companies & Distributors — 2.1%
	Aircastle Ltd., (Bermuda),
8,000	4.625%, 12/15/18	8,280
2,882	6.250%, 12/01/19	3,142
5,810	7.625%, 04/15/20	6,609
5,404	9.750%, 08/01/18	5,836
3,985	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	4,115
10,367	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,404
	HD Supply, Inc.,
14,870	7.500%, 07/15/20	16,283
14,525	8.125%, 04/15/19	16,340
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	5,958
4,965	5.875%, 04/01/19	5,486
24,055	6.250%, 05/15/19	27,014
29,982	8.250%, 12/15/20	36,690
6,650	8.625%, 01/15/22	8,296
	United Rentals North America, Inc.,
7,315	6.125%, 06/15/23	7,754
9,595	7.375%, 05/15/20	10,722
18,734	7.625%, 04/15/22	21,286
13,240	8.250%, 02/01/21	14,945
13,750	8.375%, 09/15/20	15,400
8,310	9.250%, 12/15/19 (m)	9,141

		234,701

	Total Industrials	1,046,005

	Information Technology — 3.9%
	Communications Equipment — 0.8%
	Alcatel-Lucent USA, Inc.,
8,447	4.625%, 07/01/17 (e)	8,711
10,993	6.450%, 03/15/29	10,691
8,285	6.750%, 11/15/20 (e)	8,823

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Communications Equipment — Continued
	Avaya, Inc.,
11,985	7.000%, 04/01/19 (e)	11,895
8,405	10.500%, 03/01/21 (e)	7,964
4,375	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	4,605
	Goodman Networks, Inc.,
13,140	12.125%, 07/01/18	13,994
6,375	12.375%, 07/01/18 (e)	6,789
	Nokia OYJ, (Finland),
8,517	5.375%, 05/15/19	9,071
3,145	6.625%, 05/15/39	3,247

		85,790

	Computers & Peripherals — 0.1%
	NCR Corp.,
2,307	5.000%, 07/15/22	2,336
1,090	5.875%, 12/15/21 (e)	1,166
2,730	6.375%, 12/15/23 (e)	2,921
7,328	Seagate HDD Cayman, (Cayman Islands), 4.750%, 06/01/23 (e)	7,145

		13,568

	Electronic Equipment, Instruments & Components — 0.3%
	Brightstar Corp.,
5,250	7.250%, 08/01/18 (e)	5,709
4,267	9.500%, 12/01/16 (e)	4,672
10,899	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	11,989
9,787	Viasystems, Inc., 7.875%, 05/01/19 (e)	10,509

		32,879

	Internet Software & Services — 0.1%
3,272	Bankrate, Inc., 6.125%, 08/15/18 (e)	3,448
1,085	Equinix, Inc., 7.000%, 07/15/21	1,207

		4,655

	IT Services — 1.7%
1,995	Cardtronics, Inc., 8.250%, 09/01/18	2,135
6,697	Ceridian Corp., 8.875%, 07/15/19 (e)	7,651
	First Data Corp.,
19,655	6.750%, 11/01/20 (e)	21,227
4,340	7.375%, 06/15/19 (e)	4,703
34,578	8.250%, 01/15/21 (e)	37,517
6,500	10.625%, 06/15/21 (e)	7,313
5,731	11.250%, 01/15/21 (e)	6,519
24,642	11.750%, 08/15/21 (e)	26,367
21,738	12.625%, 01/15/21	25,977

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	IT Services — Continued
16,121	PIK, 10.000%, 01/15/22 (e)	17,633
15,653	First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e)	15,575
860	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	917
	SunGard Data Systems, Inc.,
9,330	6.625%, 11/01/19	9,972
5,739	7.625%, 11/15/20	6,327

		189,833

	Semiconductors & Semiconductor Equipment — 0.5%
	Advanced Micro Devices, Inc.,
8,970	6.750%, 03/01/19 (e)	9,105
8,258	7.750%, 08/01/20	8,526
4,311	Amkor Technology, Inc., 6.375%, 10/01/22	4,462
	Freescale Semiconductor, Inc.,
4,337	5.000%, 05/15/21 (e)	4,445
5,714	6.000%, 01/15/22 (e)	6,064
4,818	8.050%, 02/01/20	5,288
3,540	Micron Technology, Inc., 5.875%, 02/15/22 (e)	3,699
	NXP B.V./NXP Funding LLC, (Netherlands),
3,338	3.500%, 09/15/16 (e)	3,422
5,230	5.750%, 02/15/21 (e)	5,570
3,663	5.750%, 03/15/23 (e)	3,855

		54,436

	Software — 0.4%
	Activision Blizzard, Inc.,
6,195	5.625%, 09/15/21 (e)	6,660
4,625	6.125%, 09/15/23 (e)	5,018
	Audatex North America, Inc.,
10,165	6.000%, 06/15/21 (e)	10,851
2,129	6.125%, 11/01/23 (e)	2,278
4,079	Healthcare Technology Intermediate, Inc., PIK, 8.125%, 09/01/18 (e)	4,222
8,559	Infor U.S., Inc., 9.375%, 04/01/19	9,672
7,819	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	7,838

		46,539

	Total Information Technology	427,700

	Materials — 10.3%
	Chemicals — 2.3%
	Ashland, Inc.,
11,406	3.000%, 03/15/16	11,663
13,038	3.875%, 04/15/18	13,494

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Chemicals — Continued
8,540	4.750%, 08/15/22	8,561
10,744	Axiall Corp., 4.875%, 05/15/23 (e)	10,610
10,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	13,928
	Celanese US Holdings LLC,
5,000	4.625%, 11/15/22	4,975
5,000	6.625%, 10/15/18	5,300
7,600	Chemtura Corp., 5.750%, 07/15/21	7,904
2,841	Eagle Spinco, Inc., 4.625%, 02/15/21 (e)	2,827
16,500	Huntsman International LLC, 4.875%, 11/15/20	16,809
	INEOS Group Holdings S.A., (Luxembourg),
4,516	5.875%, 02/15/19 (e)	4,651
6,617	6.125%, 08/15/18 (e)	6,849
7,930	LSB Industries, Inc., 7.750%, 08/01/19 (e)	8,505
	LyondellBasell Industries N.V., (Netherlands),
14,930	5.000%, 04/15/19	16,747
8,500	6.000%, 11/15/21	10,016
5,135	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	5,469
10,550	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	10,946
8,200	Olin Corp., 5.500%, 08/15/22	8,384
3,000	OMNOVA Solutions, Inc., 7.875%, 11/01/18	3,218
4,125	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20	4,187
	PolyOne Corp.,
18,137	5.250%, 03/15/23	18,273
16,903	7.375%, 09/15/20	18,551
	Rain CII Carbon LLC/CII Carbon Corp.,
10,845	8.000%, 12/01/18 (e)	11,333
14,640	8.250%, 01/15/21 (e)	15,079
11,367	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (e)	11,822
8,510	Tronox Finance LLC, 6.375%, 08/15/20	8,744

		258,845

	Construction Materials — 2.0%
	Cemex Espana Luxembourg, (Spain),
4,691	9.250%, 05/12/20 (e)	5,132
50,875	9.875%, 04/30/19 (e)	58,252
	Cemex Finance LLC,
4,540	8.910%, 09/15/17 (i)	4,551
25,844	9.375%, 10/12/22 (e)	29,617
	Cemex S.A.B. de C.V., (Mexico),
10,251	0.000%, 02/14/17 (i)	10,098

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — Continued
5,835	5.875%, 03/25/19 (e)	6,010
16,975	6.500%, 12/10/19 (e)	17,866
6,389	7.250%, 01/15/21 (e)	6,852
4,720	9.000%, 01/11/18 (e)	5,138
1,650	VAR, 4.989%, 10/15/18 (e)	1,729
9,350	VAR, 5.247%, 09/30/15 (e)	9,608
338	Headwaters, Inc., 7.250%, 01/15/19 (e)	354
1,069	Lafarge S.A., (France), 7.125%, 07/15/36	1,128
4,987	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	5,299
	Vulcan Materials Co.,
11,015	6.500%, 12/01/16	12,447
35,015	7.500%, 06/15/21	40,880

		214,961

	Containers & Packaging — 1.6%
15,874	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	16,985
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
7,610	6.250%, 01/31/19 (e)	7,895
1,694	7.000%, 11/15/20 (e)	1,754
3,000	7.375%, 10/15/17 (e)	3,206
14,015	9.125%, 10/15/20 (e)	15,487
	Ball Corp.,
7,143	4.000%, 11/15/23	6,849
4,195	5.000%, 03/15/22	4,331
5,450	5.750%, 05/15/21	5,804
4,125	6.750%, 09/15/20	4,476
	Berry Plastics Corp.,
13,243	9.500%, 05/15/18	14,071
12,120	9.750%, 01/15/21	14,059
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
9,855	5.625%, 12/15/16 (e)	10,163
9,805	6.000%, 06/15/17 (e)	10,197
4,535	Cascades, Inc., (Canada), 7.750%, 12/15/17	4,722
5,096	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	2,262
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,886
9,981	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	9,806
	Graphic Packaging International, Inc.,
5,525	4.750%, 04/15/21	5,553
5,200	7.875%, 10/01/18	5,570

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Containers & Packaging — Continued
	Sealed Air Corp.,
5,594	5.250%, 04/01/23 (e)	5,678
6,000	6.500%, 12/01/20 (e)	6,637
8,500	8.125%, 09/15/19 (e)	9,531
6,212	8.375%, 09/15/21 (e)	7,167

		178,089

	Metals & Mining — 4.0%
10,165	AK Steel Corp., 8.750%, 12/01/18	11,448
	Aleris International, Inc.,
3,475	7.625%, 02/15/18	3,675
9,836	7.875%, 11/01/20	10,451
	APERAM, (Luxembourg),
5,618	7.375%, 04/01/16 (e)	5,814
15,196	7.750%, 04/01/18 (e)	16,032
	ArcelorMittal, (Luxembourg),
3,600	5.028%, 02/25/17	3,847
10,000	6.000%, 03/01/21	10,800
10,000	6.125%, 06/01/18	11,000
44,050	6.750%, 02/25/22	48,896
42,300	10.350%, 06/01/19	53,774
5,165	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	5,475
15,497	Coeur Mining, Inc., 7.875%, 02/01/21	15,981
	Commercial Metals Co.,
5,000	4.875%, 05/15/23	4,812
5,500	6.500%, 07/15/17	6,160
5,001	7.350%, 08/15/18	5,720
	First Quantum Minerals Ltd., (Canada),
11,611	6.750%, 02/15/20 (e)	11,959
11,611	7.000%, 02/15/21 (e)	11,989
3,500	7.250%, 10/15/19 (e)	3,675
	FMG Resources August 2006 Pty Ltd., (Australia),
4,187	6.000%, 04/01/17 (e)	4,418
8,188	6.375%, 02/01/16 (e)	8,458
8,537	6.875%, 02/01/18 (e)	8,985
17,636	6.875%, 04/01/22 (e)	19,135
9,914	7.000%, 11/01/15 (e)	10,272
4,000	8.250%, 11/01/19 (e)	4,410
23,681	Hecla Mining Co., 6.875%, 05/01/21	23,385
11,245	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	11,695
10,200	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	10,786

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — Continued
	New Gold, Inc., (Canada),
10,123	6.250%, 11/15/22 (e)	10,123
4,161	7.000%, 04/15/20 (e)	4,327
22,625	Novelis, Inc., (Canada), 8.750%, 12/15/20	25,453
4,255	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	4,787
7,575	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	8,257
	Steel Dynamics, Inc.,
4,300	5.250%, 04/15/23	4,418
6,172	6.125%, 08/15/19	6,743
8,017	6.375%, 08/15/22	8,799
16,000	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	16,280
7,000	Westmoreland Escrow Corp., 10.750%, 02/01/18 (e)	7,639

		439,878

	Paper & Forest Products — 0.4%
4,464	Ainsworth Lumber Co., Ltd., (Canada), 7.500%, 12/15/17 (e)	4,788
12,420	Boise Cascade Co., 6.375%, 11/01/20	13,258
5,805	Clearwater Paper Corp., 4.500%, 02/01/23	5,486
5,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	6,290
3,166	Norbord, Inc., (Canada), 5.375%, 12/01/20 (e)	3,198
2,099	Resolute Forest Products, Inc., 5.875%, 05/15/23 (e)	2,057
2,350	Sappi Papier Holding GmbH, (Austria), 7.750%, 07/15/17 (e)	2,608
6,875	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	7,322

		45,007

	Total Materials	1,136,780

	Telecommunication Services — 10.8%
	Diversified Telecommunication Services — 6.6%
	Altice Financing S.A., (Luxembourg),
6,815	6.500%, 01/15/22 (e)	7,104
4,264	7.875%, 12/15/19 (e)	4,648
3,420	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	3,407
	CCO Holdings LLC/CCO Holdings Capital Corp.,
17,149	5.250%, 03/15/21 (e)	17,385
8,557	5.250%, 09/30/22	8,536
38,029	6.500%, 04/30/21	40,643
13,892	8.125%, 04/30/20	15,212

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	Cincinnati Bell, Inc.,
4,631	8.375%, 10/15/20	5,048
4,010	8.750%, 03/15/18	4,195
18,565	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	24,691
58,124	Embarq Corp., 7.995%, 06/01/36	61,948
	Frontier Communications Corp.,
11	8.250%, 05/01/14	11
9,635	8.500%, 04/15/20	11,129
2,345	8.750%, 04/15/22	2,685
11,810	9.250%, 07/01/21	13,965
	Intelsat Jackson Holdings S.A., (Luxembourg),
11,340	5.500%, 08/01/23 (e)	11,212
25,412	6.625%, 12/15/22	26,810
4,165	6.625%, 12/15/22 (e)	4,394
26,335	7.250%, 10/15/20	28,639
3,510	7.500%, 04/01/21	3,870
	Intelsat Luxembourg S.A., (Luxembourg),
44,158	7.750%, 06/01/21 (e)	47,525
18,580	8.125%, 06/01/23 (e)	20,183
	Level 3 Communications, Inc.,
13,721	8.875%, 06/01/19	15,127
50,703	11.875%, 02/01/19	58,182
	Level 3 Financing, Inc.,
26,448	6.125%, 01/15/21 (e)	27,969
7,012	7.000%, 06/01/20	7,643
40,571	8.125%, 07/01/19	44,628
7,700	8.625%, 07/15/20	8,653
3,350	VAR, 3.846%, 01/15/18 (e)	3,400
4,654	PAETEC Holding Corp., 9.875%, 12/01/18	5,154
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	7,498
18,294	7.750%, 02/15/31	17,928
4,750	Qwest Corp., 7.250%, 09/15/25	5,298
17,198	Sprint Capital Corp., 8.750%, 03/15/32	19,305
4,500	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	4,809
14,896	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	16,423
4,290	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	4,692
	Virgin Media Finance plc, (United Kingdom),
4,282	6.375%, 04/15/23 (e)	4,528
5,844	8.375%, 10/15/19	6,297
2,896	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	2,983

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	Wind Acquisition Finance S.A., (Luxembourg),
21,249	7.250%, 02/15/18 (e)	22,365
16,655	11.750%, 07/15/17 (e)	17,633
	Windstream Corp.,
1,660	6.375%, 08/01/23	1,635
11,473	7.500%, 04/01/23	12,047
16,516	7.750%, 10/15/20	17,755
10,707	7.750%, 10/01/21	11,563
465	7.875%, 11/01/17	532
690	8.125%, 09/01/18	737
14,281	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	16,566

		724,590

	Wireless Telecommunication Services — 4.2%
13,108	Cricket Communications, Inc., 7.750%, 10/15/20	14,861
11,125	Crown Castle International Corp., 5.250%, 01/15/23	11,403
10,108	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	10,967
30,094	MetroPCS Wireless, Inc., 6.625%, 11/15/20	32,276
	NII Capital Corp.,
39,138	7.625%, 04/01/21	14,481
13,180	8.875%, 12/15/19	5,799
	NII International Telecom S.C.A., (Luxembourg),
3,563	7.875%, 08/15/19 (e)	2,476
12,873	11.375%, 08/15/19 (e)	9,526
	SBA Telecommunications, Inc.,
674	5.750%, 07/15/20	710
666	8.250%, 08/15/19	710
21,969	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	22,106
	Sprint Communications, Inc.,
26,075	6.000%, 12/01/16 (m)	28,520
16,845	6.000%, 11/15/22	17,266
19,262	7.000%, 03/01/20 (e)	22,248
52,470	7.000%, 08/15/20	57,323
6,500	8.375%, 08/15/17	7,613
39,926	9.000%, 11/15/18 (e)	48,909
5,758	11.500%, 11/15/21	7,716
	Sprint Corp.,
9,102	7.125%, 06/15/24 (e)	9,557
5,604	7.250%, 09/15/21 (e)	6,136
10,025	7.875%, 09/15/23 (e)	11,103

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
	T-Mobile USA, Inc.,
6,789	5.250%, 09/01/18	7,171
7,035	6.125%, 01/15/22	7,431
15,210	6.250%, 04/01/21	16,218
4,376	6.464%, 04/28/19	4,671
3,097	6.500%, 01/15/24	3,283
13,487	6.625%, 04/01/23	14,498
15,098	6.633%, 04/28/21	16,343
28,470	6.731%, 04/28/22	30,748
8,032	6.836%, 04/28/23	8,695
8,427	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, (Ireland), 7.748%, 02/02/21 (e)	9,049
	VimpelCom Holdings B.V., (Netherlands),
7,900	7.504%, 03/01/22 (e)	8,242
1,300	VAR, 4.247%, 06/29/14 (e)	1,303

		469,358

	Total Telecommunication Services	1,193,948

	Utilities — 3.1%
	Electric Utilities — 0.6%
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
49,089	10.000%, 12/01/20	51,053
5,000	10.250%, 12/01/20 (e)	5,200
12,450	12.250%, 03/01/22 (e)	14,442
240	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	239
1,687	Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,628

		72,562

	Gas Utilities — 0.6%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
3,250	6.250%, 08/20/19	3,494
2,990	6.500%, 05/20/21	3,214
	Sabine Pass Liquefaction LLC,
30,157	5.625%, 04/15/23 (e)	29,629
15,253	5.875%, 02/01/21 (e)	15,635
8,459	6.250%, 03/15/22 (e)	8,755
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
3,405	7.375%, 08/01/21	3,745
5,000	7.500%, 10/01/18	5,325

		69,797

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Independent Power Producers & Energy Traders — 1.9%
5,190	AES Corp., 4.875%, 05/15/23	5,034
	Calpine Corp.,
6,306	5.875%, 01/15/24 (e)	6,464
9,000	6.000%, 01/15/22 (e)	9,540
41,777	7.500%, 02/15/21 (e)	46,059
24,016	7.875%, 01/15/23 (e)	27,018
	Dynegy Holdings LLC,
3,900	0.000%, 06/01/15 (d) (i)	5
12,200	7.125%, 05/15/18 (d) (i)	16
48,825	7.750%, 06/01/19 (d) (i)	63
151	8.375%, 05/01/16 (d) (i)	—	(h)
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 0.000%, 11/08/16 (d) (i)	416
10,908	Dynegy, Inc., 5.875%, 06/01/23 (e)	10,690
	GenOn Energy, Inc.,
4,600	9.500%, 10/15/18	4,738
31,373	9.875%, 10/15/20	31,843
6,500	InterGen N.V., (Netherlands), 7.000%, 06/30/23 (e)	6,874
	NRG Energy, Inc.,
5,745	6.250%, 07/15/22 (e)	5,975
22,199	6.625%, 03/15/23	23,420
25,000	7.875%, 05/15/21	27,750

		205,905

	Total Utilities	348,264

	Total Corporate Bonds (Cost $8,489,616)	9,025,216

Preferred Securities — 1.3% (x)
	Financials — 1.3%
	Capital Markets — 0.0% (g)
2,375	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	2,610

	Commercial Banks — 0.4%
4,545	Credit Agricole S.A., (France), VAR, 7.875%, 01/23/24 (e)	4,806
9,954	Societe Generale S.A., (France), VAR, 7.875%, 12/18/23 (e)	10,564
27,483	Wachovia Capital Trust III, VAR, 5.570%, 03/31/14 (m)	26,590
5,565	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	6,344

		48,304

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Preferred Securities — Continued
		Diversified Financial Services — 0.7%
		Bank of America Corp.,
23,776		Series K, VAR, 8.000%, 01/30/18	27,104
27,885		Series M, VAR, 8.125%, 05/15/18	31,789
14,826		Citigroup, Inc., VAR, 5.950%, 01/30/23	14,641

			73,534

		Insurance — 0.2%
19,928		Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	20,526

		Total Preferred Securities (Cost $121,706)	144,974

SHARES
Common Stocks — 0.7%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
286		General Motors Co. (a)	10,335

		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	909

		Specialty Retail — 0.0% (g)
116		Neebo, Inc. (a) (i)	843

		Total Consumer Discretionary	12,087

		Financials — 0.1%
		Diversified Financial Services — 0.1%
9,055		Adelphia Recovery Trust (i)	25
1,228		Capmark Financial Group, Inc.	5,466
106		Somerset Cayuga Holding Co., Inc. (a) (i)	2,857

		Total Financials	8,348

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
—	(h)	Magellan Health Services, Inc. (a)	7

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
15		General Maritime Corp. (a) (i)	213

		Information Technology — 0.0%
		Computers & Peripherals — 0.0%
173		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

		Materials — 0.3%
		Construction Materials — 0.1%
359		U.S. Concrete, Inc. (a)	9,774

		Containers & Packaging — 0.0%
58		Constar International, Inc., Class A, ADR (a) (i)	—

SHARES	SECURITY DESCRIPTION	VALUE($)

	Paper & Forest Products — 0.2%
263	New Holdco (a) (i)	22,095

	Total Materials	31,869

	Utilities — 0.2%
	Independent Power Producers & Energy Traders — 0.2%
950	Dynegy, Inc. (a)	22,220

	Total Common Stocks (Cost $94,753)	74,744

Preferred Stocks — 1.0%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (i)	—	(h)
1	Spanish Broadcasting System, Inc., Series B, PIK, 10.750%, 03/31/14 ($1,000 par value) (a) @	632

	Total Consumer Discretionary	632

	Financials — 0.9%
	Capital Markets — 0.0% (g)
52	State Street Corp., Series D, VAR, 5.900%, 03/15/24 (a) @	1,330

	Commercial Banks — 0.1%
161	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) (a) @	8,553

	Consumer Finance — 0.4%
28	Ally Financial, Inc., Series G, 7.000%, 03/31/14 ($1,000 par value) (e) @	27,642
646	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value) (a)	17,539

		45,181

	Insurance — 0.4%
423	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 ($25 par value) (a)	12,506
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.359%, 04/14/14 ($1,000 par value) (a) @	29,235

		41,741

	Total Financials	96,805

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 (a) (e) @	13,500

	Information Technology — 0.0%
	Computers & Peripherals — 0.0%
39	Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Materials — 0.0%
	Containers & Packaging — 0.0%
6	Constar International, Inc., Class A (a) (i)	—

	Total Preferred Stocks (Cost $104,438)	110,937

PRINCIPAL AMOUNT($)
Loan Assignments — 10.9%
	Consumer Discretionary — 4.4%
	Auto Components — 0.1%
12,060	Remy International, Inc., Term Loan, VAR, 4.250%, 03/05/20	12,105
897	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	895

		13,000

	Automobiles — 0.3%
	Chrysler Group LLC, Term Loan B,
15,104	VAR, 3.500%, 05/24/17	15,132
1,291	VAR, 3.500%, 05/24/17	1,294
16,125	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18 ^	16,041

		32,467

	Hotels, Restaurants & Leisure — 1.2%
4,293	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	4,312
83,395	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.489%, 01/28/18	79,690
2,225	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	2,236
7,085	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	7,428
	Hilton Worldwide Finance LLC, Initial Term Loan,
5,250	VAR, 3.750%, 10/26/20	5,265
2,211	VAR, 3.750%, 10/26/20	2,217
414	VAR, 3.750%, 10/26/20	416
414	VAR, 3.750%, 10/26/20	416
3,755	Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.500%, 12/09/20	3,788
5,137	Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	5,137
5,600	Mohegan Tribal Gaming Authority, Term B Loan, VAR, 5.500%, 06/15/18	5,706
3,425	Northfield Park Associates, Closing Date Term Loan, VAR, 9.000%, 12/19/18	3,481

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — Continued
6,784	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19 ^	6,919

		127,011

	Internet & Catalog Retail — 0.0% (g)
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 6.992%, 01/30/17 (i)	5,008

	Leisure Equipment & Products — 0.1%
11,589	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19 ^	11,770

	Media — 1.9%
27,823	Clear Channel Communications, Inc., Term Loan B, VAR, 3.805%, 01/29/16	27,314
33,935	Clear Channel Communications, Inc., Term Loan D, VAR, 6.905%, 01/23/19 ^	33,299
25,104	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.655%, 07/30/19	25,024
2,294	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	2,303
4,313	Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18	4,317
6,137	McGraw-Hill Global Education, 2014 Refinancing Term Loan, VAR, 9.000%, 03/22/19	6,223
	R.H. Donnelley, Inc., Exit Term Loan,
5,470	VAR, 9.750%, 12/31/16	3,417
6,299	VAR, 9.750%, 12/31/16	3,934
18,789	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	19,189
6,367	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	6,361
9,776	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	9,790
25,274	Univision Communications, Inc., Replacement 1st-Lien Term Loan, VAR, 4.000%, 03/01/20	25,333
16,863	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/20/15 (d) (i)	253
38,846	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	38,299
6,509	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	6,499

		211,555

	Multiline Retail — 0.3%
29,850	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	29,456

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Specialty Retail — 0.5%
	Gymboree Corp. (The), Initial Term Loan (A & R),
42,413	VAR, 5.000%, 02/23/18	38,755
1,132	VAR, 5.000%, 02/23/18	1,035
9,967	J. Crew Group, Inc., Term Loan, VAR, 0.000%, 02/28/21 ^	9,917

		49,707

	Total Consumer Discretionary	479,974

	Consumer Staples — 1.3%
	Food & Staples Retailing — 0.7%
5,290	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5,400
27,483	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	27,919
41,207	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	41,341

		74,660

	Food Products — 0.5%
	Dole Food Co., Inc., Tranche B Term Loan,
553	VAR, 4.500%, 11/01/18	557
553	VAR, 4.500%, 11/01/18	557
553	VAR, 4.500%, 11/01/18	556
553	VAR, 4.500%, 11/01/18	556
553	VAR, 4.500%, 11/01/18	556
553	VAR, 4.500%, 11/01/18	556
553	VAR, 4.500%, 11/01/18	556
277	VAR, 4.500%, 11/01/18	278
24,059	H. J. Heinz Co., Term B-2 Loan, VAR, 3.500%, 06/05/20 ^	24,230
	High Liner Foods, Inc., Term Loan,
5,624	VAR, 4.750%, 12/19/17	5,638
129	VAR, 4.750%, 12/19/17	129
	Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
22,785	VAR, 3.250%, 04/29/20 ^	22,692
58	VAR, 3.250%, 04/29/20 ^	58
2,993	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	2,982

		59,901

	Household Products — 0.1%
	Reynolds Group Holdings, Ltd., Incramental U.S. Term Loan,
2,958	VAR, 4.000%, 12/01/18	2,977
1,806	VAR, 4.000%, 12/01/18	1,818
3,446	VAR, 4.000%, 12/01/18	3,469

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Products — Continued
	Spectrum Brands, Inc., 1st Lien Term Loan C,
4,478	VAR, 3.500%, 09/04/19	4,472
11	VAR, 3.500%, 09/04/19	11

		12,747

	Total Consumer Staples	147,308

	Energy — 0.9%
	Energy Equipment & Services — 0.2%
7,135	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	7,260
7,380	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	7,546

		14,806

	Oil, Gas & Consumable Fuels — 0.7%
2,794	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,878
10,861	Arch Coal, Inc., Term Loan, VAR, 6.250%, 05/16/18	10,707
	Fieldwood Energy LLC, 2nd Lien Closing Date Loan,
4,426	VAR, 8.375%, 09/30/20	4,578
18,234	VAR, 8.375%, 09/30/20	18,861
10,936	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20 ^	10,968
4,185	Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18	4,258
9,733	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	9,849
6,274	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	6,306
12,214	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	12,336

		80,741

	Total Energy	95,547

	Financials — 0.6%
	Capital Markets — 0.1%
11,445	Walter Investment Management Corp., Tranche B Term Loan, VAR, 4.750%, 12/18/20	11,388

	Consumer Finance — 0.2%
17,302	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	17,351

	Diversified Financial Services — 0.2%
	Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,
3,633	VAR, 4.250%, 10/01/19	3,654

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	Diversified Financial Services — Continued
5,017	VAR, 4.250%, 10/01/19	5,046
421	VAR, 4.250%, 10/01/19	423
484	VAR, 4.250%, 10/01/19	487
484	VAR, 4.250%, 10/01/19	487
1,879	VAR, 4.250%, 10/01/19	1,890
388	VAR, 4.250%, 10/01/19	390
11,496	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	11,194

		23,571

	Insurance — 0.1%
6,188	National Financial Partners Corp., Term B Loan, VAR, 5.250%, 07/01/20	6,242
9,962	Usi, Inc., Term Loan B, VAR, 4.250%, 12/27/19	10,000

		16,242

	Total Financials	68,552

	Health Care — 0.1%
	Health Care Providers & Services — 0.0% (g)
975	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	978
5,483	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	5,472

		6,450

	Pharmaceuticals — 0.1%
8,800	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17 ^	8,910

	Total Health Care	15,360

	Industrials — 0.6%
	Aerospace & Defense — 0.1%
5,375	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	5,388

	Airlines — 0.0% (g)
2,394	Delta Airlines, Inc., Term Loan B1, VAR, 3.500%, 10/18/18	2,399

	Commercial Services & Supplies — 0.2%
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
3,912	VAR, 5.497%, 06/30/17	3,910
7,167	VAR, 5.497%, 06/30/17	7,162
1,648	VAR, 5.497%, 06/30/17	1,648
3,376	Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	3,452
4,109	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	4,140

		20,312

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — 0.0% (g)
	Autoparts Holdings Ltd., Term Loan,
771	VAR, 6.500%, 07/29/17	771
1,511	VAR, 6.500%, 07/29/17	1,513

		2,284

	Machinery — 0.1%
13,322	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	13,380

	Marine — 0.1%
8,545	Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	8,673

	Road & Rail — 0.0% (g)
	Ozburn-Hessey Logistics LLC, Term Loan,
2,138	VAR, 6.750%, 05/23/19	2,149
5	VAR, 7.750%, 05/23/19	6

		2,155

	Trading Companies & Distributors — 0.1%
7,406	Mcjunkin Red Man Corp., Term Loan, VAR, 5.000%, 11/08/19	7,482

	Total Industrials	62,073

	Information Technology — 1.6%
	Communications Equipment — 0.3%
16,517	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 4.500%, 01/30/19	16,655
847	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	840
15,128	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.734%, 10/26/17	14,720
5,942	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	5,926

		38,141

	Electronic Equipment, Instruments & Components — 0.3%
7,930	CDW Corp., Term Loan, VAR, 3.250%, 04/29/20	7,887
22,353	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	22,285

		30,172

	Internet Software & Services — 0.1%
17,782	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.000%, 12/17/18	17,840

	IT Services — 0.4%
	Ceridian Corp., 2013 New Replacement U.S. Term Loan,
370	VAR, 4.372%, 05/09/17	371
11,423	VAR, 4.405%, 05/09/17	11,454

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — Continued
	IT Services — Continued
20,200	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.156%, 03/23/18	20,220
6,436	First Data Corp., 2018B New Term Loan, VAR, 4.156%, 09/24/18	6,447
1,584	Peak 10, Inc., Term Loan B, VAR, 7.250%, 10/25/18	1,600

		40,092

	Semiconductors & Semiconductor Equipment — 0.3%
9,429	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	9,459
6,943	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	7,021
13,869	ON Semiconductor Corp., Term Loan, VAR, 1.997%, 01/02/18	13,661

		30,141

	Software — 0.2%
	Attachmate Corp., 1st Lien Term Loan,
277	VAR, 7.250%, 11/22/17	278
4,732	VAR, 7.250%, 11/22/17	4,761
2,761	BMC Software Finance, Inc., Initial U.S. Term Loan, VAR, 5.000%, 09/10/20 ^	2,767
16,978	RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18	16,997

		24,803

	Total Information Technology	181,189

	Materials — 0.3%
	Chemicals — 0.3%
6,153	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	6,183
2,653	Cristal Inorganic Chemicals U.S., Inc., 2nd Lien, VAR, 5.997%, 11/15/14	2,655
13,457	DuPont Performance, Term Loan, VAR, 4.000%, 02/01/20	13,505
3,427	OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	3,487
	Tronox Ltd., Term Loan,
2,454	VAR, 4.500%, 03/19/20	2,461
2,125	VAR, 4.500%, 03/19/20	2,131

		30,422

	Construction Materials — 0.0% (g)
2,033	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,091

	Containers & Packaging — 0.0% (g)
	BWAY Holding Co., Term Loan,
3,203	VAR, 4.500%, 08/06/17	3,216

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — Continued
187	VAR, 4.500%, 08/06/17	188

		3,404

	Metals & Mining — 0.0% (g)
3	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	3

	Total Materials	35,920

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
	Altice Financing S.A., Term Loan,
1,093	VAR, 5.500%, 07/02/19	1,118
9,687	VAR, 5.500%, 07/02/19	9,905
	Cincinnati Bell, Inc., Tranche B Term Loan,
1,320	VAR, 4.000%, 09/10/20	1,318
1,310	VAR, 4.000%, 09/10/20	1,309
1,320	VAR, 4.000%, 09/10/20	1,318
	Integra Telecom Holdings, Inc., Term Loan,
1,436	VAR, 5.250%, 02/22/19	1,449
1,458	VAR, 5.250%, 02/22/19	1,472
1,620	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	1,618
3,785	Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19 ^	3,792

		23,299

	Wireless Telecommunication Services — 0.3%
16,090	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	16,098
8,811	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	8,830
6,591	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	6,613

		31,541

	Total Telecommunication Services	54,840

	Utilities — 0.6%
	Electric Utilities — 0.6%
	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
41,577	VAR, 4.737%, 10/10/17	28,976
5,919	VAR, 4.737%, 10/10/17	4,125
	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan,
40,392	VAR, 3.737%, 10/10/14	28,198
5,608	VAR, 3.737%, 10/10/14	3,915

	Total Utilities	65,214

	Total Loan Assignments (Cost $1,222,277)	1,205,977

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrants — 0.0%
Consumer Discretionary — 0.0%
Specialty Retail — 0.0%
164	Neebo, Inc.,expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

Industrials — 0.0%
Marine — 0.0%
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2)	—

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 2.7%
	Investment Company — 2.7%
299,390	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $299,390)	299,390

	Total Investments — 98.6% (Cost $10,346,616)	10,880,569
	Other Assets in Excess of Liabilities — 1.4%	154,423

	NET ASSETS — 100.0%	$11,034,992

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.5%
	Ally Auto Receivables Trust,
32	Series 2010-3, Class A4, 1.550%, 08/17/15	33
393	Series 2010-4, Class A4, 1.350%, 12/15/15	394
42	Series 2011-3, Class A3, 0.970%, 08/17/15	42
1,053	Series 2011-4, Class A4, 1.140%, 06/15/16	1,058
889	Series 2012-1, Class A4, 1.210%, 07/15/16	897
526	Series 2012-2, Class A3, 0.740%, 04/15/16	527
611	Series 2012-3, Class A3, 0.850%, 08/15/16	613
795	Series 2012-4, Class A3, 0.590%, 01/17/17	796
1,061	Series 2012-5, Class A3, 0.620%, 03/15/17	1,063
1,186	Series 2013-1, Class A3, 0.630%, 05/15/17	1,189
976	Series 2013-2, Class A3, 0.790%, 01/15/18	977
1,030	Series 2013-SN1, Class A3, 0.720%, 05/20/16	1,031
	AmeriCredit Automobile Receivables Trust,
49	Series 2011-3, Class A3, 1.170%, 01/08/16	49
1,181	Series 2011-5, Class A3, 1.550%, 07/08/16	1,184
387	Series 2012-1, Class A3, 1.230%, 09/08/16	388
159	Series 2012-4, Class A3, 0.670%, 06/08/17	159
490	Series 2013-1, Class A3, 0.610%, 10/10/17	490
629	Series 2013-5, Class A3, 0.900%, 09/10/18	631
379	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	380
880	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	880
933	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	935
	CarMax Auto Owner Trust,
412	Series 2012-3, Class A3, 0.520%, 07/17/17	412
906	Series 2013-1, Class A3, 0.600%, 10/16/17	907
800	Series 2013-4, Class A3, 0.800%, 07/16/18	802
	CNH Equipment Trust,
37	Series 2011-A, Class A3, 1.200%, 05/16/16	37
436	Series 2011-B, Class A3, 0.910%, 08/15/16	437
209	Series 2012-A, Class A3, 0.940%, 05/15/17	209
758	Series 2012-C, Class A3, 0.570%, 12/15/17	759
1,341	Series 2012-D, Class A3, 0.650%, 04/16/18	1,344
1,297	Series 2013-A, Class A3, 0.690%, 06/15/18	1,299
652	Series 2013-C, Class A3, 1.020%, 08/15/18	657
1,858	Series 2013-D, Class A3, 0.770%, 10/15/18	1,859
1,548	Series 2014-A, Class A3, 0.840%, 05/15/19	1,549
956	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 07/16/18 (e)	959
565	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	568
169	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	173

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

407	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	409
1,245	Exeter Automobile Receivables Trust, Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,245
	Fifth Third Auto Trust,
1,117	Series 2013-1, Class A3, 0.880%, 10/16/17	1,123
1,353	Series 2013-A, Class A3, 0.610%, 09/15/17	1,355
570	Ford Credit Auto Lease Trust, Series 2013-B, Class A3, 0.760%, 09/15/16	572
	Ford Credit Auto Owner Trust,
18	Series 2011-B, Class A3, 0.840%, 06/15/15	19
558	Series 2012-A, Class A3, 0.840%, 08/15/16	559
519	Series 2012-B, Class A3, 0.720%, 12/15/16	520
615	Series 2012-D, Class A3, 0.510%, 04/15/17	615
716	Series 2013-B, Class A3, 0.570%, 10/15/17	717
774	Series 2013-C, Class A3, 0.820%, 12/15/17	778
986	Series 2013-D, Class A3, 0.670%, 04/15/18	988
795	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	795
	GMAT Trust,
1,843	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,840
531	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	531
1,248	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	1,250
808	HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	805
	Honda Auto Receivables Owner Trust,
211	Series 2011-1, Class A4, 1.800%, 04/17/17	211
337	Series 2012-1, Class A4, 0.970%, 04/16/18	339
363	Series 2012-2, Class A3, 0.700%, 02/16/16	364
1,211	Series 2013-1, Class A3, 0.480%, 11/21/16	1,212
796	Series 2013-2, Class A3, 0.530%, 02/16/17	797
1,298	Series 2013-4, Class A3, 0.690%, 09/18/17	1,302
2,326	Series 2014-1, Class A3, 0.670%, 11/21/17	2,326
	Huntington Auto Trust,
2,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	2,017
271	Series 2012-1, Class A3, 0.810%, 09/15/16	272
1,041	Series 2012-2, Class A3, 0.510%, 04/17/17	1,042
	Hyundai Auto Receivables Trust,
157	Series 2010-B, Class A4, 1.630%, 03/15/17	158
810	Series 2011-B, Class A4, 1.650%, 02/15/17	816
2,327	Series 2013-A, Class A3, 0.560%, 07/17/17	2,330

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	163

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,039	Series 2013-B, Class A3, 0.710%, 09/15/17	1,042
964	Series 2014-A, Class A3, 0.790%, 07/16/18	964
	John Deere Owner Trust,
13	Series 2011-A, Class A3, 1.290%, 01/15/16	13
523	Series 2012-A, Class A3, 0.750%, 03/15/16	524
741	Series 2012-B, Class A3, 0.530%, 07/15/16	741
1,500	Series 2013-A, Class A3, 0.600%, 03/15/17	1,502
716	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	717
	Mercedes-Benz Auto Receivables Trust,
23	Series 2011-1, Class A3, 0.850%, 03/16/15	23
1,038	Series 2012-1, Class A3, 0.470%, 10/17/16	1,038
929	Series 2013-1, Class A3, 0.780%, 08/15/17	933
	Nissan Auto Lease Trust,
286	Series 2012-B, Class A2A, 0.450%, 06/15/15	286
346	Series 2013-B, Class A3, 0.750%, 06/15/16	347
	Nissan Auto Receivables Owner Trust,
916	Series 2012-A, Class A4, 1.000%, 07/16/18	923
1,275	Series 2013-A, Class A3, 0.500%, 05/15/17	1,276
1,260	Series 2013-C, Class A3, 0.670%, 08/15/18	1,260
1,280	Series 2014-A, Class A3, 0.720%, 08/15/18	1,277
2,297	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.093%, 10/25/34	2,280
780	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.456%, 03/25/36	738
	Santander Drive Auto Receivables Trust,
483	Series 2011-1, Class B, 2.350%, 11/16/15	485
312	Series 2012-1, Class A3, 1.490%, 10/15/15	313
84	Series 2012-3, Class A3, 1.080%, 04/15/16	84
612	Series 2012-5, Class A3, 0.830%, 12/15/16	613
1,750	Series 2013-1, Class A3, 0.620%, 06/15/17	1,751
482	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	488
16	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	16
2	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.560%, 06/25/35	2
439	Toyota Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.550%, 01/17/17	439
1,373	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.554%, 10/15/15 (e)	1,390
	USAA Auto Owner Trust,
512	Series 2012-1, Class A3, 0.430%, 08/15/16	512
1,236	Series 2014-1, Class A3, 0.580%, 12/15/17	1,236

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Vericrest Opportunity Loan Transferee LLC,
1,658	Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	1,657
1,658	Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	1,657
	Volkswagen Auto Loan Enhanced Trust,
880	Series 2012-1, Class A3, 0.850%, 08/22/16	882
838	Series 2012-2, Class A3, 0.460%, 01/20/17	838
1,885	Series 2013-2, Class A3, 0.700%, 04/20/18	1,888
289	World Omni Auto Receivables Trust, Series 2012-B, Class A2, 0.430%, 11/16/15	289

	Total Asset-Backed Securities (Cost $83,110)	83,418

Collateralized Mortgage Obligations — 21.6%
	Agency CMO — 20.6%
170	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	179
	Federal Home Loan Mortgage Corp. REMIC,
53	Series 1578, Class K, 6.900%, 09/15/23	60
429	Series 2110, Class PG, 6.000%, 01/15/29	480
37	Series 2355, Class BP, 6.000%, 09/15/16	38
55	Series 2391, Class QR, 5.500%, 12/15/16	58
47	Series 2427, Class LW, 6.000%, 03/15/17	50
69	Series 2436, Class MC, 7.000%, 04/15/32	78
81	Series 2441, Class GF, 6.500%, 04/15/32	92
286	Series 2505, Class D, 5.500%, 09/15/32	319
872	Series 2525, Class AM, 4.500%, 04/15/32	947
285	Series 2544, Class KE, 5.500%, 12/15/32	313
563	Series 2557, Class HL, 5.300%, 01/15/33	619
39	Series 2558, Class BD, 5.000%, 01/15/18	41
213	Series 2564, Class NK, 5.000%, 02/15/18	225
213	Series 2575, Class PE, 5.500%, 02/15/33	234
779	Series 2586, Class WG, 4.000%, 03/15/33	826
26	Series 2594, Class JB, 4.500%, 04/15/18	28
37	Series 2594, Class VU, 5.500%, 03/15/21	37
49	Series 2595, Class HJ, 5.000%, 03/15/23	52
700	Series 2596, Class QD, 4.000%, 03/15/33	739
27	Series 2602, Class BD, 4.000%, 12/15/22	27
651	Series 2611, Class KH, 5.000%, 05/15/18	692
880	Series 2621, Class QH, 5.000%, 05/15/33	949
1,035	Series 2624, Class QH, 5.000%, 06/15/33	1,115
1,805	Series 2626, Class JC, 5.000%, 06/15/23	1,995
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,334
36	Series 2648, Class BK, 5.000%, 07/15/33	37
80	Series 2649, Class PJ, 3.500%, 06/15/33	84
77	Series 2649, Class QH, 4.500%, 07/15/18	82
227	Series 2649, Class WB, 3.500%, 07/15/23	231
2,100	Series 2685, Class DT, 5.000%, 10/15/23	2,326

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
350	Series 2687, Class JH, 5.000%, 10/15/23	389
84	Series 2692, Class QD, 5.000%, 12/15/22	86
855	Series 2696, Class DG, 5.500%, 10/15/33	945
26	Series 2698, Class PG, 5.000%, 06/15/32	27
344	Series 2699, Class TC, 4.000%, 11/15/18	362
2,995	Series 2701, Class AC, 5.000%, 11/15/23	3,313
10	Series 2707, Class KJ, 5.000%, 11/15/18	11
42	Series 2709, Class PE, 5.000%, 12/15/22	43
170	Series 2725, Class TA, 4.500%, 12/15/33	182
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,488
139	Series 2744, Class TU, 5.500%, 05/15/32	147
32	Series 2750, Class JB, 4.500%, 02/15/19	34
766	Series 2752, Class JB, 4.500%, 02/15/19	813
240	Series 2760, Class KT, 4.500%, 09/15/32	246
57	Series 2764, Class TE, 5.000%, 10/15/32	57
943	Series 2764, Class UE, 5.000%, 10/15/32	986
533	Series 2768, Class PK, 5.000%, 03/15/34	579
284	Series 2770, Class EV, 4.500%, 09/15/28	293
150	Series 2773, Class OC, 5.000%, 04/15/19	167
1,886	Series 2804, Class AM, 5.000%, 03/15/34	1,989
113	Series 2827, Class TE, 5.000%, 04/15/33	117
303	Series 2828, Class JE, 4.500%, 07/15/19	323
67	Series 2843, Class BC, 5.000%, 08/15/19	72
5,271	Series 2852, Class NY, 5.000%, 09/15/33	5,467
559	Series 2864, Class NB, 5.500%, 07/15/33	607
584	Series 2875, Class HB, 4.000%, 10/15/19	618
78	Series 2888, Class CG, 5.000%, 08/15/33	81
43	Series 2890, Class PD, 5.000%, 03/15/33	43
34	Series 2891, Class LD, 5.000%, 08/15/33	34
427	Series 2896, Class VB, 5.000%, 12/15/25	435
23	Series 2898, Class PE, 5.000%, 05/15/33	24
850	Series 2899, Class HB, 4.000%, 12/15/19	916
17	Series 2899, Class KB, 4.500%, 03/15/19	17
375	Series 2910, Class BE, 4.500%, 12/15/19	397
383	Series 2920, Class KT, 4.500%, 01/15/20	411
22	Series 2928, Class NE, 5.000%, 04/15/33	23
436	Series 2929, Class KG, 4.500%, 02/15/20	465
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,089
151	Series 2950, Class JA, 4.500%, 03/15/20	158
915	Series 2957, Class VW, 5.000%, 08/15/24	949
180	Series 2958, Class ME, 5.500%, 10/15/33	183
2,250	Series 2960, Class JH, 5.500%, 04/15/35	2,538
293	Series 2968, Class MD, 5.500%, 12/15/33	310
500	Series 2981, Class BC, 4.500%, 05/15/20	530
2,675	Series 2987, Class KG, 5.000%, 12/15/34	2,749

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
106		Series 2988, Class TY, 5.500%, 06/15/25 (m)	115
2,526		Series 2989, Class TG, 5.000%, 06/15/25	2,764
71		Series 2993, Class PM, 4.500%, 05/15/35	74
71		Series 3017, Class MK, 5.000%, 12/15/34	75
488		Series 3028, Class ME, 5.000%, 02/15/34 (m)	512
238		Series 3036, Class TE, 5.500%, 12/15/34	250
958		Series 3037, Class ND, 5.000%, 01/15/34	982
258		Series 3057, Class PE, 5.500%, 11/15/34	268
295		Series 3059, Class CE, 5.000%, 02/15/34	302
1,844		Series 3062, Class HE, 5.000%, 01/15/34	1,895
243		Series 3067, Class PK, 5.500%, 05/15/34	247
79		Series 3077, Class TO, PO, 04/15/35	75
163		Series 3078, Class PD, 5.500%, 07/15/34	169
94		Series 3080, Class VB, 5.000%, 06/15/25	96
209		Series 3082, Class PW, 5.500%, 12/15/35	229
4,500		Series 3084, Class BH, 5.500%, 12/15/35	4,997
278		Series 3087, Class KX, 5.500%, 12/15/25	309
20		Series 3098, Class KE, 5.500%, 09/15/34	20
3,601		Series 3098, Class KG, 5.500%, 01/15/36	3,984
3,800		Series 3102, Class CE, 5.500%, 01/15/26	4,228
1,719		Series 3117, Class PL, 5.000%, 08/15/34	1,765
118		Series 3121, Class JD, 5.500%, 03/15/26	131
402		Series 3123, Class HT, 5.000%, 03/15/26	434
132		Series 3128, Class BE, 5.000%, 05/15/33	133
254		Series 3136, Class CO, PO, 04/15/36	241
191		Series 3145, Class AJ, 5.500%, 04/15/36	205
1,320		Series 3150, Class EQ, 5.000%, 05/15/26	1,459
—	(h)	Series 3151, Class PD, 6.000%, 11/15/34	—	(h)
39		Series 3165, Class JD, 5.500%, 08/15/34	39
294		Series 3200, Class PO, PO, 08/15/36	277
600		Series 3204, Class NV, 5.000%, 08/15/17	625
1,149		Series 3219, Class PD, 6.000%, 11/15/35	1,222
253		Series 3270, Class AT, 5.500%, 01/15/37	278
258		Series 3271, Class PB, 6.000%, 12/15/35	271
36		Series 3272, Class PA, 6.000%, 02/15/37	40
337		Series 3289, Class ND, 5.500%, 06/15/35	347
6,498		Series 3294, Class DB, 4.500%, 03/15/22	6,930
25		Series 3312, Class LB, 5.500%, 11/15/25	25
193		Series 3337, Class MD, 5.500%, 06/15/27	214
300		Series 3348, Class HT, 6.000%, 07/15/37	331
1,667		Series 3349, Class HE, 5.500%, 07/15/36	1,756
100		Series 3372, Class BD, 4.500%, 10/15/22	108
44		Series 3414, Class A, 4.500%, 07/15/22	44

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	165

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
350	Series 3493, Class LA, 4.000%, 10/15/23	376
72	Series 3508, Class PK, 4.000%, 02/15/39	74
95	Series 3513, Class A, 4.500%, 02/15/39	101
652	Series 3521, Class B, 4.000%, 04/15/24	659
250	Series 3544, Class BC, 4.000%, 06/15/24	268
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,659
4,884	Series 3562, Class JC, 4.000%, 08/15/24	5,173
3,583	Series 3563, Class BD, 4.000%, 08/15/24	3,822
135	Series 3563, Class LB, 4.000%, 08/15/29	141
265	Series 3571, Class MY, 4.000%, 09/15/24	279
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,207
5,000	Series 3577, Class B, 4.000%, 09/15/24	5,417
800	Series 3578, Class KB, 4.000%, 09/15/24	856
407	Series 3593, Class PC, 5.000%, 05/15/38	426
1,562	Series 3605, Class NB, 5.500%, 06/15/37	1,648
62	Series 3652, Class A, 4.500%, 11/15/24	65
530	Series 3653, Class B, 4.500%, 04/15/30	574
4,427	Series 3653, Class HJ, 5.000%, 04/15/40	4,853
135	Series 3659, Class BD, 5.000%, 01/15/37	149
530	Series 3659, Class VG, 5.000%, 09/15/34	597
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,591
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,348
160	Series 3688, Class GT, VAR, 7.191%, 11/15/46	194
260	Series 3715, Class PC, 4.500%, 08/15/40	280
105	Series 3730, Class PL, 4.500%, 01/15/33	105
2,191	Series 3740, Class BP, 4.500%, 04/15/38	2,372
554	Series 3747, Class HI, IO, 4.500%, 07/15/37	69
1,343	Series 3747, Class PA, 4.000%, 04/15/38	1,433
285	Series 3755, Class ML, 5.500%, 06/15/29	307
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,828
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,333
1,284	Series 3797, Class PA, 4.500%, 08/15/39	1,355
3,239	Series 3819, Class ZQ, 6.000%, 04/15/36	3,620
3,104	Series 3827, Class BM, 5.500%, 08/15/39	3,391
1,329	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,439
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,988
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,702
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,665
907	Series 4085, Class FB, VAR, 0.555%, 01/15/39	906
4,341	Series 4219, Class JA, 3.500%, 08/15/39	4,515
	Federal Home Loan Mortgage Corp. STRIPS,
2,310	Series 262, Class 35, 3.500%, 07/15/42	2,334

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,672	Series 279, Class F6, VAR, 0.605%, 09/15/42	3,635
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,843
2,980	Series 2011-M4, Class A1, 2.548%, 06/25/21	3,076
884	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	887
3,953	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,783
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,761
3,500	Series 2014-M1, Class A2, VAR, 3.396%, 07/25/23	3,527
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,167
	Federal National Mortgage Association REMIC,
521	Series 1997-57, Class PN, 5.000%, 09/18/27	565
167	Series 1999-51, Class PH, 6.000%, 10/25/29	176
240	Series 2001-63, Class TC, 6.000%, 12/25/31	268
583	Series 2001-81, Class HE, 6.500%, 01/25/32	650
23	Series 2002-24, Class AJ, 6.000%, 04/25/17	24
662	Series 2002-75, Class GB, 5.500%, 11/25/32	725
226	Series 2002-85, Class PE, 5.500%, 12/25/32	248
257	Series 2003-5, Class EQ, 5.500%, 02/25/23	283
130	Series 2003-21, Class OU, 5.500%, 03/25/33 (m)	143
14	Series 2003-22, Class UH, 4.000%, 12/25/32	14
180	Series 2003-23, Class CH, 5.000%, 04/25/33	194
800	Series 2003-26, Class EB, 3.500%, 04/25/33	800
791	Series 2003-41, Class BK, 5.000%, 05/25/18	840
303	Series 2003-48, Class TC, 5.000%, 06/25/23	334
259	Series 2003-55, Class HY, 5.000%, 06/25/23	279
522	Series 2003-63, Class YB, 5.000%, 07/25/33	558

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
749	Series 2003-69, Class N, 5.000%, 07/25/33	813
342	Series 2003-80, Class QG, 5.000%, 08/25/33	382
370	Series 2003-84, Class GE, 4.500%, 09/25/18	392
183	Series 2003-84, Class PG, 5.000%, 03/25/32	185
363	Series 2003-85, Class QD, 5.500%, 09/25/33	404
1,061	Series 2003-86, Class VH, 5.500%, 04/25/22	1,086
90	Series 2003-87, Class TJ, 4.500%, 09/25/18	96
166	Series 2003-94, Class CE, 5.000%, 10/25/33	181
2,369	Series 2003-129, Class ME, 5.000%, 08/25/23	2,495
22	Series 2003-131, Class CG, 5.500%, 05/25/33	23
304	Series 2003-134, Class MH, 5.000%, 06/25/33	321
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,122
374	Series 2004-53, Class NC, 5.500%, 07/25/24	413
802	Series 2004-70, Class EB, 5.000%, 10/25/24	879
46	Series 2004-81, Class HA, 4.250%, 10/25/24	48
55	Series 2004-91, Class VL, 5.000%, 05/25/23	56
857	Series 2005-5, Class CK, 5.000%, 01/25/35	915
2,404	Series 2005-22, Class HE, 5.000%, 10/25/33	2,471
2,051	Series 2005-29, Class WC, 4.750%, 04/25/35	2,231
862	Series 2005-33, Class QD, 5.000%, 01/25/34	903
1,752	Series 2005-44, Class PE, 5.000%, 07/25/33	1,767
223	Series 2005-48, Class TD, 5.500%, 06/25/35	244
100	Series 2005-51, Class ND, 5.500%, 11/25/33	101
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,106
223	Series 2005-58, Class EP, 5.500%, 07/25/35	245

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
146	Series 2005-62, Class CP, 4.750%, 07/25/35	156
175	Series 2005-68, Class BE, 5.250%, 08/25/35	191
601	Series 2005-68, Class PG, 5.500%, 08/25/35	668
32	Series 2005-84, Class TK, 5.250%, 09/25/35	32
246	Series 2005-86, Class AX, 5.500%, 10/25/35	259
293	Series 2005-86, Class WD, 5.000%, 03/25/34	300
126	Series 2005-99, Class AE, 5.500%, 12/25/35	132
124	Series 2005-101, Class ND, 5.000%, 06/25/34	126
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,517
662	Series 2005-110, Class GL, 5.500%, 12/25/35	739
76	Series 2005-110, Class MB, 5.500%, 09/25/35	82
50	Series 2005-116, Class PB, 6.000%, 04/25/34	53
126	Series 2005-121, Class V, 4.500%, 06/25/29	128
492	Series 2006-7, Class TD, 6.000%, 04/25/35	516
865	Series 2006-22, Class CE, 4.500%, 08/25/23	939
71	Series 2006-30, Class GA, 5.500%, 07/25/20	73
199	Series 2006-41, Class MC, 5.500%, 07/25/35	207
1,527	Series 2006-44, Class OG, 5.500%, 12/25/34	1,557
781	Series 2006-45, Class NW, 5.500%, 01/25/35	800
247	Series 2006-49, Class PA, 6.000%, 06/25/36	273
1,144	Series 2006-53, Class CM, 5.000%, 01/25/35	1,170
504	Series 2006-56, Class PF, VAR, 0.505%, 07/25/36	505
399	Series 2006-57, Class PD, 5.500%, 01/25/35	408
869	Series 2006-65, Class TE, 5.500%, 05/25/35	901
136	Series 2007-33, Class HE, 5.500%, 04/25/37	149

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	167

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,277	Series 2007-63, Class PC, 5.500%, 07/25/36	1,296
57	Series 2007-65, Class KI, IF, IO, 6.464%, 07/25/37	8
772	Series 2007-71, Class GB, 6.000%, 07/25/37	825
653	Series 2007-71, Class KP, 5.500%, 07/25/37	713
2,290	Series 2007-76, Class PK, 6.000%, 06/25/36	2,394
395	Series 2007-77, Class TD, 5.500%, 01/25/36	408
288	Series 2007-113, Class DB, 4.500%, 12/25/22	313
496	Series 2008-65, Class CD, 4.500%, 08/25/23	531
1	Series 2008-68, Class VB, 6.000%, 03/25/27	1
616	Series 2008-68, Class VK, 5.500%, 03/25/27	630
25	Series 2008-68, Class VN, 5.500%, 03/25/27	25
3,691	Series 2008-70, Class BY, 4.000%, 08/25/23	3,899
91	Series 2008-72, Class BX, 5.500%, 08/25/38	100
34	Series 2008-74, Class B, 5.500%, 09/25/38	38
84	Series 2009-37, Class KI, IF, IO, 5.844%, 06/25/39	13
390	Series 2009-39, Class LB, 4.500%, 06/25/29	419
2,010	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,207
304	Series 2009-71, Class MB, 4.500%, 09/25/24	329
3,800	Series 2009-71, Class XB, 5.000%, 03/25/38	4,066
224	Series 2009-78, Class J, 5.000%, 09/25/19	239
76	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	13
161	Series 2009-86, Class OT, PO, 10/25/37	145
58	Series 2009-86, Class PC, 5.000%, 03/25/37	59
4,078	Series 2009-92, Class AD, 6.000%, 11/25/39	4,570
137	Series 2009-96, Class CB, 4.000%, 11/25/49	142
610	Series 2009-96, Class DB, 4.000%, 11/25/29	649

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
541	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	84
120	Series 2010-9, Class MD, 5.000%, 02/25/38	132
508	Series 2010-10, Class MA, 4.500%, 04/25/34	517
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,278
282	Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	37
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,391
700	Series 2010-41, Class DC, 4.500%, 05/25/25	762
63	Series 2010-48, Class UB, 5.000%, 06/25/36	63
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,639
215	Series 2010-54, Class EA, 4.500%, 06/25/40	231
336	Series 2010-56, Class BD, 5.000%, 12/25/38	353
46	Series 2010-64, Class DM, 5.000%, 06/25/40	51
76	Series 2010-64, Class EH, 5.000%, 10/25/35	79
727	Series 2010-71, Class HJ, 5.500%, 07/25/40	804
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,321
399	Series 2010-111, Class AE, 5.500%, 04/25/38	430
3,160	Series 2010-135, Class HE, 3.000%, 01/25/21	3,271
885	Series 2011-22, Class MA, 6.500%, 04/25/38	1,005
2,333	Series 2011-39, Class ZA, 6.000%, 11/25/32	2,618
2,957	Series 2011-61, Class V, 4.500%, 08/25/22	3,142
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,172
1,860	Series 2012-137, Class CF, VAR, 0.455%, 08/25/41	1,842
2,874	Series 2013-83, Class CA, 3.500%, 10/25/37	2,967
	Federal National Mortgage Association STRIPS,
93	Series 293, Class 1, PO, 12/01/24	89
162	Series 314, Class 1, PO, 07/01/31	151

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Government National Mortgage Association,
100	Series 2002-44, Class JC, 6.000%, 07/20/32	113
703	Series 2002-79, Class KL, 5.500%, 11/20/32	792
242	Series 2003-10, Class KJ, 5.500%, 02/20/33	269
685	Series 2003-29, Class PD, 5.500%, 04/16/33	773
638	Series 2003-33, Class NE, 5.500%, 04/16/33	714
188	Series 2003-40, Class TD, 5.000%, 03/20/33	196
336	Series 2003-65, Class AP, 5.500%, 08/20/33	375
1,335	Series 2003-77, Class TK, 5.000%, 09/16/33	1,491
1,635	Series 2004-16, Class GC, 5.500%, 02/20/34	1,853
82	Series 2004-54, Class BG, 5.500%, 07/20/34	92
52	Series 2004-75, Class NG, 5.500%, 09/20/33	54
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,005
907	Series 2004-101, Class BE, 5.000%, 11/20/34	998
450	Series 2005-11, Class PL, 5.000%, 02/20/35	503
2,422	Series 2005-26, Class XY, 5.500%, 03/20/35	2,688
940	Series 2005-33, Class AY, 5.500%, 04/16/35	1,061
297	Series 2005-49, Class B, 5.500%, 06/20/35	332
552	Series 2005-51, Class DC, 5.000%, 07/20/35	617
106	Series 2005-56, Class BD, 5.000%, 07/20/35	116
267	Series 2006-38, Class SG, IF, IO, 6.496%, 09/20/33	12
87	Series 2007-26, Class SW, IF, IO, 6.046%, 05/20/37	14
673	Series 2007-37, Class LB, 5.500%, 06/16/37	751
392	Series 2007-79, Class BL, 5.750%, 08/20/37	441
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	501
1,007	Series 2008-9, Class PW, 5.250%, 02/20/38	1,117

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
390	Series 2008-23, Class YA, 5.250%, 03/20/38	431
15	Series 2008-30, Class AB, 4.200%, 02/20/37	15
24	Series 2008-31, Class PK, 4.000%, 06/20/36	24
2,098	Series 2008-33, Class PB, 5.500%, 04/20/38	2,343
293	Series 2008-34, Class PG, 5.250%, 04/20/38	324
400	Series 2008-35, Class NF, 5.000%, 04/20/38	447
571	Series 2008-38, Class BE, 5.000%, 07/16/36	602
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,096
324	Series 2008-43, Class NB, 5.500%, 05/20/38	370
911	Series 2008-56, Class PX, 5.500%, 06/20/38	1,014
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,517
1,187	Series 2008-58, Class PE, 5.500%, 07/16/38	1,337
12	Series 2008-62, Class SA, IF, IO, 5.996%, 07/20/38	2
399	Series 2008-76, Class US, IF, IO, 5.746%, 09/20/38	62
384	Series 2008-95, Class DS, IF, IO, 7.146%, 12/20/38	67
584	Series 2009-14, Class AG, 4.500%, 03/20/39	632
145	Series 2009-15, Class NA, 5.000%, 12/20/38	155
102	Series 2009-61, Class AP, 4.000%, 08/20/39	108
913	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	141
584	Series 2009-106, Class ST, IF, IO, 5.846%, 02/20/38	84
175	Series 2010-7, Class EA, 5.000%, 06/16/38	195
200	Series 2010-14, Class QP, 6.000%, 12/20/39	212
503	Series 2010-130, Class BD, 4.000%, 12/20/39	531
611	Series 2010-157, Class OP, PO, 12/20/40	503
3,422	Series 2011-97, Class WA, VAR, 6.091%, 11/20/38	3,842

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	169

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,005	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,128

		311,646

	Non-Agency CMO — 1.0%
220	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	230
1,112	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.795%, 07/25/34	1,056
73	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	75
966	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	996
	Citigroup Mortgage Loan Trust, Inc.,
69	Series 2003-1, Class 3A4, 5.250%, 09/25/33	72
142	Series 2004-HYB4, Class WA, VAR, 2.627%, 12/25/34	145
79	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	81
	CSMC,
141	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	145
160	Series 2011-7R, Class A1, VAR, 1.405%, 08/28/47 (e)	160
503	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	529
522	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	559
	JP Morgan Mortgage Trust,
1,637	Series 2006-A2, Class 5A3, VAR, 2.546%, 11/25/33	1,639
264	Series 2007-A1, Class 5A5, VAR, 2.667%, 07/25/35	269
413	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.648%, 04/21/34	428
41	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	42
404	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	429
	Merrill Lynch Mortgage Investors Trust,
511	Series 2003-F, Class A1, VAR, 0.796%, 10/25/28	511
613	Series 2004-B, Class A1, VAR, 0.655%, 05/25/29	606

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
130	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.701%, 04/25/34	137
200	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	211
26	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	27
51	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	53
1,171	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.454%, 12/20/34	1,168
	Springleaf Mortgage Loan Trust,
124	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	127
308	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	314
822	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	822
480	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.854%, 01/19/34	466
972	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.017%, 12/25/44	979
	WaMu Mortgage Pass-Through Certificates Trust,
481	Series 2003-AR11, Class A6, VAR, 2.445%, 10/25/33	490
19	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	20
817	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	823
1,708	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	1,748

		15,357

	Total Collateralized Mortgage Obligations (Cost $327,317)	327,003

Commercial Mortgage-Backed Securities — 2.5%
	Banc of America Commercial Mortgage Trust,
1,967	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,134
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,235
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	207
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,336

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
503	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	504
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	416
50	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	54
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,828
2,155	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.820%, 07/10/38	2,354
	DBRR Trust,
1,845	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	1,840
1,003	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	1,006
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,032
488	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	489
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,356
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,400	Series 2005-CB11, Class AJ, VAR, 5.389%, 08/12/37	1,466
873	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	947
1,239	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	1,370
32,925	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.208%, 12/12/49 (e)	373
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,281
	Morgan Stanley Capital I Trust,
646	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	649
47,436	Series 2007-HQ11, Class X, IO, VAR, 0.221%, 02/12/44 (e)	258
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	618
898	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

266	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	274
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	858
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,051
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,457
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,886
1,850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.291%, 12/15/44	1,962
573	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	570
	WFRBS Commercial Mortgage Trust,
538	Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	545
1,800	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,834

	Total Commercial Mortgage-Backed Securities (Cost $37,590)	37,090

Corporate Bonds — 26.6%
	Consumer Discretionary — 1.8%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,207
40	5.000%, 03/30/20	45

		1,252

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,098
584	2.625%, 09/15/16 (e)	607

		2,705

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	89

	Media — 1.3%
	CBS Corp.,
30	7.875%, 07/30/30	39
1,100	8.875%, 05/15/19	1,419
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	554
	Comcast Corp.,
400	5.700%, 07/01/19	468
335	5.900%, 03/15/16	369
335	6.500%, 01/15/17	386

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	171

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
176	Cox Communications, Inc., 5.450%, 12/15/14	183
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
945	3.800%, 03/15/22	934
287	5.000%, 03/01/21	310
422	Discovery Communications LLC, 4.375%, 06/15/21	449
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,923
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	36
600	7.430%, 10/01/26	750
400	7.600%, 10/11/15	440
200	7.700%, 10/30/25	255
1,700	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	1,738
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	63
3,425	8.750%, 02/14/19	4,370
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	682
1,715	Time Warner, Inc., 4.050%, 12/15/23	1,748
	Viacom, Inc.,
75	1.250%, 02/27/15	76
500	3.125%, 06/15/22	479
189	3.250%, 03/15/23	181
361	3.875%, 12/15/21	370
750	4.250%, 09/01/23	774
200	4.500%, 03/01/21	215
806	Walt Disney Co. (The), 1.100%, 12/01/17	802

		20,013

	Multiline Retail — 0.1%
1,240	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1,447
175	Nordstrom, Inc., 4.000%, 10/15/21	185

		1,632

	Specialty Retail — 0.1%
986	Home Depot, Inc. (The), 3.750%, 02/15/24	1,015

	Total Consumer Discretionary	26,706

	Consumer Staples — 1.8%
	Beverages — 0.5%
1,200	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	1,221
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	776

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
287	Brown-Forman Corp., 2.250%, 01/15/23	261
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	883
1,000	1.800%, 09/01/16	1,026
400	4.875%, 03/15/19	453
1,000	Diageo Investment Corp., 2.875%, 05/11/22	976
	PepsiCo, Inc.,
400	0.800%, 08/25/14	401
1,257	1.250%, 08/13/17	1,259

		7,256

	Food & Staples Retailing — 0.4%
	CVS Caremark Corp.,
200	4.000%, 12/05/23	205
1,100	4.125%, 05/15/21	1,172
	Kroger Co. (The),
92	5.400%, 07/15/40	97
700	6.150%, 01/15/20	830
1,000	6.400%, 08/15/17	1,155
469	Walgreen Co., 3.100%, 09/15/22	453
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,557
930	3.625%, 07/08/20	992

		6,461

	Food Products — 0.6%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,483
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	890
400	6.000%, 11/27/17 (e)	461
1,000	7.350%, 03/06/19 (e)	1,222
	General Mills, Inc.,
575	3.150%, 12/15/21	581
100	5.650%, 02/15/19	117
	Kellogg Co.,
600	2.750%, 03/01/23	570
435	3.125%, 05/17/22	425
513	3.250%, 05/21/18	541
	Kraft Foods Group, Inc.,
829	3.500%, 06/06/22	834
425	6.875%, 01/26/39	547
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,624

		9,295

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Household Products — 0.3%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	191
1,800	2.400%, 06/01/23	1,684
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,831

		3,706

	Total Consumer Staples	26,718

	Energy — 2.1%
	Energy Equipment & Services — 0.5%
199	Cameron International Corp., 4.000%, 12/15/23	200
	Halliburton Co.,
550	6.150%, 09/15/19	660
750	8.750%, 02/15/21	982
400	Nabors Industries, Inc., 4.625%, 09/15/21	409
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,431
19	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	19
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	238
737	3.650%, 12/01/23	754
	Transocean, Inc., (Cayman Islands),
500	3.800%, 10/15/22	474
1,020	6.500%, 11/15/20	1,154
460	7.375%, 04/15/18	534

		6,855

	Oil, Gas & Consumable Fuels — 1.6%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,022
400	Apache Corp., 6.900%, 09/15/18	484
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,016
317	2.750%, 05/10/23	297
712	3.245%, 05/06/22	709
800	3.875%, 03/10/15	829
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,210
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	909
500	5.900%, 02/01/18	573
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,195
	Chevron Corp.,
1,000	2.355%, 12/05/22	940
285	3.191%, 06/24/23	284
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	503

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,484
550	Encana Corp., (Canada), 5.900%, 12/01/17	629
263	Enterprise Products Operating LLC, 3.900%, 02/15/24	265
240	EOG Resources, Inc., 2.625%, 03/15/23	227
750	Magellan Midstream Partners LP, 4.250%, 02/01/21	808
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	141
441	2.700%, 02/15/23	418
	Petrobras International Finance Co., (Cayman Islands),
1,000	3.500%, 02/06/17	1,016
500	7.875%, 03/15/19	571
270	Petroleos Mexicanos, (Mexico), 4.875%, 01/18/24 (e)	278
173	Phillips 66, 4.300%, 04/01/22	182
	Plains All American Pipeline LP/PAA Finance Corp.,
175	3.650%, 06/01/22	177
300	3.850%, 10/15/23	300
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	457
50	6.200%, 04/15/18	57
385	8.000%, 10/01/19	468
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,102
1,200	3.125%, 08/17/17	1,277
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	234
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,064
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	778
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	140
200	2.875%, 02/17/22	197
	Total Capital S.A., (France),
240	2.300%, 03/15/16	249
598	4.125%, 01/28/21	645
	TransCanada PipeLines Ltd., (Canada),
1,000	2.500%, 08/01/22	940
500	3.800%, 10/01/20	530
300	7.125%, 01/15/19	367

		24,972

	Total Energy	31,827

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Financials — 10.6%
	Capital Markets — 2.2%
1,600	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,650
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	92
80	2.950%, 06/18/15	83
1,340	4.150%, 02/01/21	1,454
155	4.600%, 01/15/20	172
200	BlackRock, Inc., 6.250%, 09/15/17	233
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	501
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	559
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	39
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	85
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	523
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	313
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	515
90	3.625%, 02/07/16	95
500	3.625%, 01/22/23	493
112	3.700%, 08/01/15	116
196	5.250%, 07/27/21	218
900	5.375%, 03/15/20	1,014
1,195	Series D, 6.000%, 06/15/20	1,388
5,150	7.500%, 02/15/19	6,308
	Jefferies Group LLC,
150	6.875%, 04/15/21	174
1,600	8.500%, 07/15/19	1,976
1,000	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,014
	Macquarie Group Ltd., (Australia),
200	7.300%, 08/01/14 (e)	205
800	7.625%, 08/13/19 (e)	968
	Morgan Stanley,
323	3.450%, 11/02/15	337
622	5.000%, 11/24/25	646
1,000	5.450%, 01/09/17	1,112
331	5.500%, 07/24/20	377
2,500	5.625%, 09/23/19	2,872
510	5.750%, 01/25/21	586
1,400	6.000%, 04/28/15	1,484
1,700	7.300%, 05/13/19	2,084

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	290
300	5.000%, 03/04/15	312
	State Street Corp.,
419	3.100%, 05/15/23	400
1,154	3.700%, 11/20/23	1,182
928	UBS AG, (Switzerland), 5.750%, 04/25/18	1,071

		32,941

	Commercial Banks — 3.1%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,641
	Bank of Montreal, (Canada),
494	1.300%, 10/31/14 (e)	498
1,162	1.400%, 09/11/17	1,160
558	2.375%, 01/25/19	567
	Bank of Nova Scotia, (Canada),
1,500	1.375%, 12/18/17	1,493
500	2.550%, 01/12/17	522
400	4.375%, 01/13/21	441
475	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	483
	BB&T Corp.,
166	2.050%, 06/19/18	168
705	3.200%, 03/15/16	738
60	3.950%, 04/29/16	64
500	5.200%, 12/23/15	538
319	5.700%, 04/30/14	321
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	525
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,260
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	117
553	3.875%, 02/08/22	572
350	4.500%, 01/11/21	380
447	Discover Bank, 4.200%, 08/08/23	461
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,435
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,474
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	515
1,246	1.625%, 07/07/14 (e)	1,253
1,000	3.500%, 06/28/15 (e)	1,039
1,100	4.750%, 01/19/21 (e)	1,216
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,122

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	KeyCorp,
507	2.300%, 12/13/18	509
400	5.100%, 03/24/21	449
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,165
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,052
	National City Corp.,
400	4.900%, 01/15/15	416
100	6.875%, 05/15/19	120
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	626
	PNC Funding Corp.,
100	3.000%, 05/19/14	100
50	5.125%, 02/08/20	57
50	5.250%, 11/15/15	54
50	5.625%, 02/01/17	56
725	6.700%, 06/10/19	879
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,300
1,193	2.000%, 10/01/18	1,205
600	2.200%, 07/27/18	610
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	433
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,848
1,500	SunTrust Bank, 2.750%, 05/01/23	1,418
800	SunTrust Banks, Inc., 3.600%, 04/15/16	843
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	742
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	406
1,041	2.500%, 07/14/16	1,083
	U.S. Bancorp,
307	1.650%, 05/15/17	313
60	2.450%, 07/27/15	61
215	2.950%, 07/15/22	207
732	4.125%, 05/24/21	790
1,000	Wachovia Bank N.A., 6.000%, 11/15/17	1,159
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,143
3,895	5.750%, 02/01/18	4,501
	Wells Fargo & Co.,
428	2.150%, 01/15/19	432
1,000	3.000%, 01/22/21	1,010

		46,990

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	461
	American Express Co.,
200	6.150%, 08/28/17	232
1,820	7.000%, 03/19/18	2,192
	American Honda Finance Corp.,
250	2.125%, 10/10/18	254
1,450	7.625%, 10/01/18 (e)	1,796
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	833
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	485
592	2.875%, 10/01/18	608
627	3.000%, 06/12/17	653
757	3.984%, 06/15/16	804
240	4.207%, 04/15/16	255
460	HSBC Finance Corp., 5.000%, 06/30/15	485
	John Deere Capital Corp.,
753	1.050%, 10/11/16	757
65	1.700%, 01/15/20	63
250	3.150%, 10/15/21	253
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,158
	PACCAR Financial Corp.,
400	1.550%, 09/29/14	403
591	1.600%, 03/15/17	599
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	428
1,700	2.000%, 09/15/16	1,753
800	2.625%, 01/10/23	762

		15,234

	Diversified Financial Services — 2.6%
	Bank of America Corp.,
53	3.300%, 01/11/23	52
360	3.625%, 03/17/16	379
737	4.100%, 07/24/23	757
780	5.000%, 05/13/21	867
865	5.625%, 07/01/20	996
585	Series L, 5.650%, 05/01/18	669
600	6.400%, 08/28/17	694
427	6.500%, 08/01/16	481
2,000	6.875%, 04/25/18	2,382
1,130	7.375%, 05/15/14	1,145
2,600	7.625%, 06/01/19	3,238

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	Citigroup, Inc.,
600	2.250%, 08/07/15	612
619	4.587%, 12/15/15	659
232	4.750%, 05/19/15	243
829	5.375%, 08/09/20	940
5,400	8.500%, 05/22/19	6,956
1,250	CME Group, Inc., 3.000%, 09/15/22	1,233
400	Countrywide Financial Corp., 6.250%, 05/15/16	441
	General Electric Capital Corp.,
636	1.600%, 11/20/17	643
200	2.100%, 12/11/19	200
337	2.250%, 11/09/15	347
125	4.375%, 09/16/20	137
6,700	4.625%, 01/07/21	7,429
331	5.300%, 02/11/21	374
1,845	5.500%, 01/08/20	2,143
80	5.625%, 09/15/17	92
605	5.625%, 05/01/18	698
70	5.875%, 01/14/38	83
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	463
1,002	IntercontinentalExchange Group, Inc., 4.000%, 10/15/23	1,044
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	885
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	46
1,555	4.300%, 09/22/19	1,730
40	4.375%, 03/25/20	44

		39,102

	Insurance — 1.0%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,796
651	Allstate Corp. (The), 3.150%, 06/15/23	639
282	American International Group, Inc., 4.125%, 02/15/24	290
	Aon Corp.,
621	3.125%, 05/27/16	649
94	3.500%, 09/30/15	98
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	320
267	2.450%, 12/15/15	276
2,160	5.400%, 05/15/18	2,492
61	Chubb Corp. (The), 5.750%, 05/15/18	71

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
	CNA Financial Corp.,
50	5.850%, 12/15/14	52
860	5.875%, 08/15/20	1,002
420	6.500%, 08/15/16	473
900	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	961
	Lincoln National Corp.,
96	4.200%, 03/15/22	101
768	4.850%, 06/24/21	844
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,219
	Metropolitan Life Global Funding I,
710	1.700%, 06/29/15 (e)	720
1,600	3.000%, 01/10/23 (e)	1,536
400	3.125%, 01/11/16 (e)	418
426	3.875%, 04/11/22 (e)	442
500	New York Life Global Funding, 3.000%, 05/04/15 (e)	515
471	Principal Financial Group, Inc., 3.125%, 05/15/23	448
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	195

		15,557

	Real Estate Investment Trusts (REITs) — 0.7%
360	American Tower Corp., 3.500%, 01/31/23	341
909	Boston Properties LP, 3.800%, 02/01/24	906
600	CommonWealth REIT, 6.650%, 01/15/18	661
672	Duke Realty LP, 3.875%, 02/15/21	677
1,452	ERP Operating LP, 4.625%, 12/15/21	1,573
	HCP, Inc.,
1,002	2.625%, 02/01/20	980
50	3.750%, 02/01/19	53
577	4.250%, 11/15/23	590
732	Health Care REIT, Inc., 4.500%, 01/15/24	754
457	ProLogis LP, 4.250%, 08/15/23	467
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,299
200	6.125%, 05/30/18	235
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
526	3.375%, 10/03/22 (e)	525
700	6.750%, 09/02/19 (e)	844

		9,905

	Total Financials	159,729

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care — 1.1%
	Biotechnology — 0.2%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,434
700	Celgene Corp., 3.950%, 10/15/20	742

		2,176

	Health Care Equipment & Supplies — 0.0% (g)
562	Baxter International, Inc., 2.400%, 08/15/22	527

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	386
96	McKesson Corp., 0.950%, 12/04/15	96
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,492
	UnitedHealth Group, Inc.,
115	2.750%, 02/15/23	109
1,500	2.875%, 03/15/23	1,429
187	3.375%, 11/15/21	189
400	4.700%, 02/15/21	445
	WellPoint, Inc.,
100	2.375%, 02/15/17	103
700	3.300%, 01/15/23	674

		4,923

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	441

	Pharmaceuticals — 0.6%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,259
250	Actavis, Inc., 3.250%, 10/01/22	240
400	Bristol-Myers Squibb Co., 2.000%, 08/01/22	366
1,045	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,002
857	Johnson & Johnson, 3.375%, 12/05/23	876
1,400	Merck & Co., Inc., 1.300%, 05/18/18	1,383
1,800	Mylan, Inc., 2.600%, 06/24/18 (e)	1,835
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,156
375	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 3.650%, 11/10/21	375
731	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	702
174	Zoetis, Inc., 1.875%, 02/01/18	175

		9,369

	Total Health Care	17,436

	Industrials — 2.4%
	Aerospace & Defense — 0.6%
750	Boeing Co. (The), 7.950%, 08/15/24	1,027
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,849

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — Continued
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,319
850	Lockheed Martin Corp., 4.250%, 11/15/19	929
325	Northrop Grumman Corp., 5.050%, 08/01/19	363
1,500	Precision Castparts Corp., 2.500%, 01/15/23	1,404
1,550	United Technologies Corp., 6.125%, 02/01/19	1,848

		8,739

	Air Freight & Logistics — 0.0% (g)
157	United Parcel Service, Inc., 2.450%, 10/01/22	149

	Airlines — 0.2%
441	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	442
89	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	96
1,001	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	1,071
344	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	390
297	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	300
46	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	51
79	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	87
498	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	535

		2,972

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	417
1,200	5.500%, 09/15/19	1,369
	Waste Management, Inc.,
862	2.900%, 09/15/22	821
242	4.600%, 03/01/21	263
150	4.750%, 06/30/20	165

		3,035

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	341
526	Fluor Corp., 3.375%, 09/15/21	530

		871

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	272

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	832
500	5.400%, 03/01/19	578
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,239
480	5.750%, 03/11/18	554

		3,203

	Machinery — 0.2%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	960
30	7.900%, 12/15/18	38
	Deere & Co.,
298	2.600%, 06/08/22	287
700	4.375%, 10/16/19	780
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,401

		3,466

	Road & Rail — 0.9%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	132
2,000	4.100%, 06/01/21	2,130
600	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	732
	CSX Corp.,
3,000	6.250%, 03/15/18	3,498
230	7.375%, 02/01/19	284
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	123
1,500	3.300%, 10/15/22 (e)	1,444
315	4.500%, 08/16/21 (e)	336
	Norfolk Southern Corp.,
363	2.903%, 02/15/23	348
829	3.250%, 12/01/21	838
750	3.850%, 01/15/24	767
	Ryder System, Inc.,
290	2.500%, 03/01/17	298
535	3.500%, 06/01/17	568
100	3.600%, 03/01/16	105
	Union Pacific Corp.,
200	3.750%, 03/15/24	203
1,931	4.163%, 07/15/22	2,049

		13,855

	Total Industrials	36,562

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 1.2%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
181	2.900%, 03/04/21	183
180	4.450%, 01/15/20	200
250	5.500%, 02/22/16	274

		657

	Computers & Peripherals — 0.2%
1,025	EMC Corp., 2.650%, 06/01/20	1,026
	Hewlett-Packard Co.,
567	4.375%, 09/15/21	591
1,100	4.750%, 06/02/14 (m)	1,111

		2,728

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	403
155	6.000%, 04/01/20	173
1,350	7.500%, 01/15/27	1,602

		2,178

	Internet Software & Services — 0.1%
	eBay, Inc.,
93	2.600%, 07/15/22	88
1,250	3.250%, 10/15/20	1,292

		1,380

	IT Services — 0.1%
	International Business Machines Corp.,
252	1.250%, 02/06/17	254
1,000	1.625%, 05/15/20	955
629	1.950%, 07/22/16	648
40	8.375%, 11/01/19	53

		1,910

	Office Electronics — 0.1%
1,650	Xerox Corp., 5.625%, 12/15/19	1,885

	Semiconductors & Semiconductor Equipment — 0.2%
1,501	Intel Corp., 3.300%, 10/01/21	1,539
837	Texas Instruments, Inc., 2.375%, 05/16/16	868

		2,407

	Software — 0.4%
942	Intuit, Inc., 5.750%, 03/15/17	1,061
	Microsoft Corp.,
486	2.375%, 05/01/23	455
1,500	4.200%, 06/01/19	1,676

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Software — Continued
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,210
720	5.750%, 04/15/18	836
50	6.500%, 04/15/38	64

		5,302

	Total Information Technology	18,447

	Materials — 1.2%
	Chemicals — 0.8%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	517
89	4.250%, 11/15/20	95
32	8.550%, 05/15/19	41
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	233
1,500	6.000%, 07/15/18	1,752
	Ecolab, Inc.,
792	1.000%, 08/09/15	796
279	1.450%, 12/08/17	277
365	Monsanto Co., 1.850%, 11/15/18	366
	Mosaic Co. (The),
1,160	3.750%, 11/15/21	1,171
708	4.250%, 11/15/23	718
650	Potash Corp. of Saskatchewan, Inc., (Canada), 6.500%, 05/15/19	778
	PPG Industries, Inc.,
550	3.600%, 11/15/20	567
1,325	6.650%, 03/15/18	1,552
25	7.400%, 08/15/19	30
	Praxair, Inc.,
250	2.200%, 08/15/22	232
1,000	3.000%, 09/01/21	999
100	4.625%, 03/30/15	105
240	5.200%, 03/15/17	267
315	Rohm & Haas Co., 7.850%, 07/15/29	423
400	Union Carbide Corp., 7.500%, 06/01/25	484

		11,403

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	344

	Metals & Mining — 0.4%
500	Barrick Gold Corp., (Canada), 6.950%, 04/01/19	593
	BHP Billiton Finance USA Ltd., (Australia),
382	2.050%, 09/30/18	386
650	5.500%, 04/01/14	653

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — Continued
	Freeport-McMoRan Copper & Gold, Inc.,
350	1.400%, 02/13/15	352
352	2.150%, 03/01/17	357
1,600	3.875%, 03/15/23	1,549
	Nucor Corp.,
305	4.000%, 08/01/23	308
172	5.850%, 06/01/18	196
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	39
800	4.125%, 05/20/21	844
650	6.500%, 07/15/18	772
120	8.950%, 05/01/14	122

		6,171

	Total Materials	17,918

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
1,800	1.400%, 12/01/17	1,787
850	3.875%, 08/15/21	880
1,500	4.450%, 05/15/21	1,616
1,000	5.500%, 02/01/18	1,137
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,504
461	1.625%, 06/28/16	469
256	2.000%, 06/22/15	260
1,200	CenturyLink, Inc., Series S, 6.450%, 06/15/21	1,287
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,077
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,116
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	266
	Orange S.A., (France),
525	2.750%, 09/14/16	545
50	8.750%, 03/01/31	72
260	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	264
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	433
114	5.462%, 02/16/21	125
400	5.877%, 07/15/19	454
	Verizon Communications, Inc.,
1,057	4.500%, 09/15/20	1,145
1,750	5.500%, 02/15/18	1,985

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
245	5.550%, 02/15/16	267
1,334	8.750%, 11/01/18	1,714

		18,403

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	358
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,019
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,285
500	5.625%, 02/27/17	565

		3,227

	Total Telecommunication Services	21,630

	Utilities — 3.0%
	Electric Utilities — 2.1%
800	Appalachian Power Co., 4.600%, 03/30/21	878
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	247
	DTE Electric Co.,
197	2.650%, 06/15/22	190
200	3.900%, 06/01/21	213
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,341
50	6.450%, 10/15/32	62
233	Duke Energy Corp., 3.550%, 09/15/21	240
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	171
461	Duke Energy Progress, Inc., 2.800%, 05/15/22	453
720	Electricite de France, (France), 2.150%, 01/22/19 (e)	721
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	438
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	739
3,700	Georgia Power Co., 4.250%, 12/01/19	4,077
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,788
1,000	Hydro-Quebec, (Canada), 8.400%, 01/15/22	1,324
25	Indiana Michigan Power Co., 7.000%, 03/15/19	30
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,191
1,000	7.125%, 03/15/19	1,239
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	217
200	6.000%, 03/01/19	230
40	7.875%, 12/15/15	45

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
300	NSTAR Electric Co., 2.375%, 10/15/22	280
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	373
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	745
424	3.250%, 09/15/21	426
500	3.250%, 06/15/23	488
350	3.850%, 11/15/23	357
50	6.050%, 03/01/34	59
200	PacifiCorp, 5.650%, 07/15/18	232
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,668
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	775
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	213
490	Progress Energy, Inc., 4.400%, 01/15/21	527
74	Public Service Co. of Colorado, 3.200%, 11/15/20	77
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	285
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	239
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,026
650	5.500%, 08/15/18	753
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,172
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,942
	Virginia Electric and Power Co.,
1,600	2.750%, 03/15/23	1,533
429	2.950%, 01/15/22	426
1,000	Wisconsin Electric Power Co., 1.700%, 06/15/18	999

		31,455

	Gas Utilities — 0.2%
	Atmos Energy Corp.,
380	4.950%, 10/15/14	390
1,365	8.500%, 03/15/19	1,756
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	916

		3,062

	Independent Power Producers & Energy Traders — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	184

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
	PSEG Power LLC,
500	4.150%, 09/15/21	519
221	4.300%, 11/15/23	226
350	5.125%, 04/15/20	387

		1,316

	Multi-Utilities — 0.5%
	AGL Capital Corp.,
939	3.500%, 09/15/21	960
550	5.250%, 08/15/19	625
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	584
	Consumers Energy Co.,
137	2.850%, 05/15/22	134
1,060	5.650%, 04/15/20	1,244
350	Dominion Resources, Inc., 5.200%, 08/15/19	396
259	DTE Energy Co., 3.850%, 12/01/23	264
	Nisource Finance Corp.,
300	3.850%, 02/15/23	299
500	5.450%, 09/15/20	567
100	6.800%, 01/15/19	120
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
500	2.000%, 03/15/14	500
192	4.050%, 12/01/23	197
1,400	9.800%, 02/15/19	1,869

		7,766

	Water Utilities — 0.1%
1,400	American Water Capital Corp., 3.850%, 03/01/24	1,415

	Total Utilities	45,014

	Total Corporate Bonds (Cost $389,846)	401,987

Foreign Government Securities — 0.3%
1,600	Province of Ontario, (Canada), 0.950%, 05/26/15	1,612
467	Republic of Poland, (Poland), 4.000%, 01/22/24	466
921	Republic of Turkey, (Turkey), 5.750%, 03/22/24	942
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	575
694	4.000%, 10/02/23	703

	Total Foreign Government Securities (Cost $4,229)	4,298

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — 8.0%
5,127	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,	5,578
	5.500%, 01/01/24 - 02/01/24
322	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	355
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,965	4.500%, 05/01/41	3,181
450	5.000%, 10/01/33	498
8	6.000%, 12/01/36	8
2,293	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,293
2,045	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,083
151	Federal National Mortgage Association, 15 Year, Single Family,	161
	6.000%, 10/01/19 - 01/01/24
2,258	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,346
	Federal National Mortgage Association, 30 Year, Single Family,
2,285	5.000%, 08/01/40	2,524
1,313	6.000%, 12/01/32 - 04/01/35	1,479
2,095	6.500%, 10/01/36 - 10/01/38	2,379
1,230	7.000%, 04/01/37 - 11/01/38	1,378
	Federal National Mortgage Association, Other,
2,639	VAR, 0.518%, 01/01/23	2,636
3,000	1.446%, 07/01/17	3,032
2,400	1.792%, 05/01/20	2,337
2,000	1.940%, 07/01/19	2,020
4,800	2.077%, 06/01/20	4,766
979	2.190%, 12/01/22	931
1,500	2.211%, 04/01/19	1,521
2,652	2.418%, 12/01/22	2,545
2,515	2.428%, 05/01/23	2,405
4,969	2.480%, 12/01/22 - 07/01/23	4,764
5,241	2.490%, 10/01/17 - 01/01/23	5,154
3,000	2.604%, 05/01/23	2,856
2,166	2.614%, 03/01/23	2,103
2,000	2.650%, 08/01/22	1,950
2,000	2.670%, 07/01/22	1,956
2,718	2.703%, 04/01/23	2,667
1,165	2.996%, 06/01/22	1,153
1,991	3.050%, 10/01/20	2,067
1,400	3.110%, 10/01/21	1,432
1,350	3.131%, 12/01/21	1,372

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,300	3.450%, 11/01/23	1,335
1,500	3.482%, 11/01/20	1,575
3,500	3.492%, 01/01/18	3,738
7,043	3.500%, 05/01/43 - 06/01/43	7,059
1,742	3.590%, 10/01/20	1,851
1,000	3.596%, 12/01/20	1,055
2,468	3.658%, 10/01/20	2,616
1,150	3.690%, 11/01/23	1,200
4,800	3.743%, 06/01/18	5,224
2,484	3.773%, 05/01/22	2,641
1,672	3.810%, 01/01/19	1,813
3,400	3.895%, 09/01/21	3,576
1,251	3.988%, 07/01/21	1,337
4,429	4.000%, 07/01/42	4,603
1,000	4.174%, 10/01/20	1,080
762	4.369%, 02/01/20	839
1,000	4.402%, 07/01/21	1,091
1,929	4.474%, 04/01/21	2,115
966	4.794%, 01/01/21	1,075
685	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	776

	Total Mortgage Pass-Through Securities (Cost $120,930)	120,529

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $643)	670

U.S. Government Agency Securities — 17.3%
25,655	Federal Home Loan Bank, 1.750%, 09/11/15	26,221
	Federal Home Loan Mortgage Corp.,
10,000	0.750%, 01/12/18	9,825
20,000	1.000%, 06/29/17	20,055
5,000	1.250%, 10/02/19	4,818
15,000	1.750%, 05/30/19	14,948
46,000	2.375%, 01/13/22	45,316

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

18,800	2.875%, 02/09/15	19,273
36,450	3.750%, 03/27/19	40,077
	Federal National Mortgage Association,
54,000	1.250%, 01/30/17	54,854
12,600	1.625%, 10/26/15	12,870
11,500	5.000%, 02/13/17	12,908
735	Tennessee Valley Authority, 1.750%, 10/15/18	741

	Total U.S. Government Agency Securities (Cost $259,526)	261,906

U.S. Treasury Obligations — 15.9%
	U.S. Treasury Inflation Indexed Notes,
40,000	0.125%, 04/15/16	43,668
12,755	0.125%, 04/15/17	13,585
26,500	0.125%, 01/15/22	27,050
10,000	0.125%, 07/15/22	10,038
91,400	1.875%, 07/15/15	115,473
24,400	2.500%, 07/15/16	31,012

	Total U.S. Treasury Obligations (Cost $240,889)	240,826

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
41,388	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) †† (Cost $41,388)	41,388

	Total Investments — 100.4% (Cost $1,505,468)	1,519,115
	Liabilities in Excess of Other Assets — (0.4)%	(5,805)

	NET ASSETS — 100.0%	$1,513,310

Percentages indicated are based on net assets.

Inflation-Linked Swaps (Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/2014	$15,000	$183
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	3,000	(121)
BNP Paribas	2.125% at termination	CPI-U at termination	01/25/2015	4,000	(11)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(1,658)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(67)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(36)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	(28)

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Inflation-Linked Swaps (Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	$20,000	$(281)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/2015	40,000	1,268
Citibank, N.A.	2.100% at termination	CPI-U at termination	11/29/2018	37,000	(50)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(458)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(449)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(375)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/2015	8,000	(7)
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	45,000	(1,334)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(679)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(1,418)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	17,000	(25)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	15
Deutsche Bank AG, New York	2.715% at termination	CPI-U at termination	02/25/2044	2,000	7
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(3,838)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	25,000	(263)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(425)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	44,000	(167)
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/2024	17,000	(60)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(11)
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/2015	20,000	(114)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/2015	77,000	(2,055)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	43,000	(36)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(2)
Union Bank of Switzerland AG	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(496)

					$(12,991)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	183

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 18.9%
2,127	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	2,064
	Ally Auto Receivables Trust,
2,619	Series 2010-4, Class A4, 1.350%, 12/15/15	2,627
2,965	Series 2010-5, Class A4, 1.750%, 03/15/16	2,981
1,946	Ally Auto Receivables Trust/Lease, Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,946
	American Credit Acceptance Receivables Trust,
1,886	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	1,892
4,017	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	4,018
	AmeriCredit Automobile Receivables Trust,
147	Series 2011-3, Class A3, 1.170%, 01/08/16	147
1,157	Series 2012-4, Class A2, 0.490%, 04/08/16	1,157
1,527	Series 2013-4, Class A2, 0.740%, 11/08/16	1,529
1,022	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.430%, 08/25/33	998
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.736%, 07/25/32	83
799	Series 2002-BC6, Class M1, VAR, 1.280%, 08/25/32	701
3,220	Series 2002-BC9, Class M1, VAR, 1.806%, 12/25/32	2,790
	Amresco Residential Securities Corp. Mortgage Loan Trust,
153	Series 1997-2, Class M1A, VAR, 0.711%, 06/25/27	149
958	Series 1998-1, Class M1A, VAR, 0.801%, 01/25/28	899
974	Series 1998-3, Class M1A, VAR, 0.785%, 09/25/28	891
460	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.779%, 12/15/33	435
1,636	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,637
2,735	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.401%, 01/25/35	2,301
1,634	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.055%, 12/25/33	1,606
624	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.255%, 05/25/37	590

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,004	California Republic Auto Receivables Trust, Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	4,005
6,500	Capital Auto Receivables Asset Trust, Series 2013-3, Class A2, 1.040%, 11/21/16	6,537
2,660	CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.070%, 06/15/16	2,667
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.006%, 01/25/32	251
	Countrywide Asset-Backed Certificates,
137	Series 2002-1, Class A, VAR, 0.716%, 08/25/32	114
166	Series 2002-BC1, Class A, VAR, 0.816%, 04/25/32	110
194	Series 2002-BC2, Class A, VAR, 0.695%, 04/25/32	127
61	Series 2003-BC2, Class 2A1, VAR, 0.756%, 06/25/33	50
1,390	Series 2003-BC5, Class M1, VAR, 1.206%, 09/25/33	1,213
503	Series 2004-2, Class M4, VAR, 1.656%, 03/25/34	378
306	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	305
706	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.375%, 04/15/30	675
2,810	CPS Auto Receivables Trust, Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,822
2,775	CWABS Revolving Home Equity Loan Trust, Series 2005-M, Class A1, VAR, 0.394%, 02/15/36	2,251
599	CWHEQ Revolving Home Equity Loan Trust, Series 2005-E, Class 2A, VAR, 0.375%, 11/15/35	492
	DT Auto Owner Trust,
3,234	Series 2013-2A, Class A, 0.810%, 09/15/16 (e)	3,237
2,324	Series 2014-1A, Class A, 0.660%, 07/17/17 (e)	2,324
	Exeter Automobile Receivables Trust,
3,510	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	3,523
3,655	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	3,655
	First Franklin Mortgage Loan Trust,
134	Series 2002-FF1, Class M1, VAR, 1.206%, 04/25/32	100
1,094	Series 2002-FF4, Class M1, VAR, 1.730%, 02/25/33	345

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
488	Series 2003-FFH1, Class M2, VAR, 2.781%, 09/25/33	270
703	Series 2004-FF8, Class M4, VAR, 1.762%, 10/25/34	73
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.636%, 09/25/35	932
3,104	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	3,106
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.646%, 07/25/35	2,972
315	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.335%, 09/15/30	249
2,379	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	2,378
2,770	HLSS Servicer Advance Receivables Trust, Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	2,788
	Honda Auto Receivables Owner Trust,
3,164	Series 2011-1, Class A4, 1.800%, 04/17/17	3,173
2,901	Series 2014-1, Class A2, 0.410%, 09/21/16	2,901
4,239	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	4,273
277	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.795%, 12/25/24	242
28	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	27
267	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.205%, 02/25/34	247
	Morgan Stanley ABS Capital I, Inc. Trust,
1,841	Series 2003-NC6, Class M1, VAR, 1.356%, 06/25/33	1,778
7,500	Series 2005-WMC4, Class M5, VAR, 1.131%, 04/25/35	6,908
2,700	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,693
6,000	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	5,935
302	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.556%, 11/25/33	234
	Nissan Auto Receivables Owner Trust,
1,623	Series 2010-A, Class A4, 1.310%, 09/15/16	1,625
2,495	Series 2011-A, Class A4, 1.940%, 09/15/17	2,521
1,969	NYMT Residential LLC, Series 2013-RP3A, SUB, 4.850%, 09/25/18 (e) (i)	1,969
997	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.055%, 07/25/32	916

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,263	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, VAR, 1.100%, 02/25/35	2,241
2,500	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.605%, 06/25/35	2,384
324	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.835%, 03/25/33	285
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	369
556	Real Estate Asset Trust, Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	556
	Residential Funding Mortgage Securities II Home Loan Trust,
212	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	206
304	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	291
70	Series 2003-HS1, Class AII, VAR, 0.446%, 12/25/32	64
	Santander Drive Auto Receivables Trust,
192	Series 2010-1, Class A3, 1.840%, 11/17/14	192
5,250	Series 2012-4, Class B, 1.830%, 03/15/17	5,311
401	Series 2013-1, Class A2, 0.480%, 02/16/16	401
2,406	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	2,429
1,773	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,747
157	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.856%, 04/25/33	151
127	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1, Class A, VAR, 0.736%, 01/25/33	117
1,923	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	1,923
	Vericrest Opportunity Loan Transferee LLC,
3,224	Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	3,221
3,224	Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	3,222
757	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	763
2,972	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	2,983
4,989	VOLT XX LLC, Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	5,005

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	185

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
4,364	VOLT XXI LLC, Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	4,377

	Total Asset-Backed Securities (Cost $157,841)	153,070

Collateralized Mortgage Obligations — 42.5%
	Agency CMO — 31.4%
486	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.806%, 10/25/22	79
	Federal Home Loan Mortgage Corp. REMIC,
11	Series 1071, Class F, VAR, 1.104%, 04/15/21	12
19	Series 1343, Class LA, 8.000%, 08/15/22	23
16	Series 1370, Class JA, VAR, 1.304%, 09/15/22	17
15	Series 1379, Class W, VAR, 2.070%, 10/15/22	16
4	Series 1508, Class KA, VAR, 1.384%, 05/15/23	4
256	Series 1689, Class M, PO, 03/15/24	247
118	Series 1771, Class PK, 8.000%, 02/15/25	136
200	Series 1974, Class ZA, 7.000%, 07/15/27	226
35	Series 1981, Class Z, 6.000%, 05/15/27	39
139	Series 2033, Class PR, PO, 03/15/24	133
18	Series 2261, Class ZY, 7.500%, 10/15/30	21
3	Series 2289, Class NA, VAR, 10.398%, 05/15/20	3
68	Series 2338, Class FN, VAR, 0.655%, 08/15/28	68
136	Series 2416, Class SA, IF, 15.295%, 02/15/32	188
112	Series 2416, Class SH, IF, 15.691%, 02/17/32	150
26	Series 2477, Class FZ, VAR, 0.705%, 06/15/31	26
289	Series 2661, Class FG, VAR, 0.605%, 03/15/17	290
723	Series 3085, Class VS, HB, IF, 28.102%, 12/15/35	1,210
979	Series 3300, Class FA, VAR, 0.455%, 08/15/35 (m)	977
2,910	Series 3737, Class DG, 5.000%, 10/15/30	3,196
6,052	Series 3832, Class PL, 5.000%, 08/15/39	6,683
3,719	Series 3841, Class JF, VAR, 0.555%, 10/15/38 (m)	3,726
12,803	Series 3860, Class FP, VAR, 0.555%, 06/15/40 (m)	12,801
3,140	Series 3952, Class MA, 3.000%, 11/15/21	3,269

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
15,230		Series 4074, Class FE, VAR, 0.555%, 07/15/42	15,178
14,986		Series 4111, Class FA, VAR, 0.505%, 08/15/39	14,930
7,490		Series 4120, IO, 3.000%, 10/15/32	995
19,048		Series 4150, Class F, VAR, 0.524%, 01/15/43	18,843
2,075		Series 4150, Class GE, 2.000%, 01/15/33	2,037
14,005		Series 4161, Class YF, VAR, 0.524%, 02/15/43	13,842
7,669		Series 4206, Class DA, 2.000%, 05/15/33	7,490
14,951		Series 4281, Class FB, 0.705%, 12/15/43	14,923
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
87		Series T-51, Class 1APO, PO, 09/25/42	63
1,183		Series T-54, Class 4A, VAR, 3.054%, 02/25/43	1,243
		Federal National Mortgage Association Grantor Trust,
544		Series 2001-T8, Class A1, 7.500%, 07/25/41	637
1,553		Series 2002-T6, Class A4, VAR, 3.117%, 03/25/41	1,591
		Federal National Mortgage Association REMIC,
17		Series 1988-15, Class B, VAR, 0.705%, 06/25/18	17
3		Series 1989-77, Class J, 8.750%, 11/25/19	3
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
43		Series 1990-64, Class Z, 10.000%, 06/25/20	50
137		Series 1990-145, Class A, VAR, 1.098%, 12/25/20 (m)	139
93		Series 1991-142, Class PL, 8.000%, 10/25/21	106
89		Series 1991-156, Class F, VAR, 1.456%, 11/25/21	91
—	(h)	Series 1992-91, Class SQ, HB, IF, 9,354.500%, 05/25/22	41
174		Series 1992-112, Class GB, 7.000%, 07/25/22	196
5		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
66		Series 1992-200, Class FK, VAR, 2.084%, 11/25/22	67
77		Series 1993-27, Class S, IF, 9.518%, 02/25/23	90
154		Series 1993-110, Class H, 6.500%, 05/25/23	177
17		Series 1993-119, Class H, 6.500%, 07/25/23	19

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
150	Series 1993-146, Class E, PO, 05/25/23	145
65	Series 1993-165, Class FH, VAR, 1.306%, 09/25/23	67
321	Series 1993-179, Class FM, VAR, 2.034%, 10/25/23	330
49	Series 1997-74, Class E, 7.500%, 10/20/27	57
792	Series 2001-9, Class F, VAR, 0.405%, 02/17/31	794
145	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	34
577	Series 2002-77, Class FY, VAR, 0.555%, 12/25/17	580
979	Series 2003-17, Class FN, VAR, 0.455%, 03/25/18 (m)	983
60	Series 2003-21, Class FK, VAR, 0.555%, 03/25/33	60
1,309	Series 2004-17, Class BF, VAR, 0.505%, 01/25/34	1,309
2,267	Series 2006-3, Class SB, IF, IO, 6.545%, 07/25/35	344
5,692	Series 2006-124, Class FC, VAR, 0.505%, 01/25/37 (m)	5,687
176	Series 2007-2, Class FA, VAR, 0.356%, 02/25/37	176
4,634	Series 2010-42, Class PD, 4.500%, 07/25/39	4,802
5,248	Series 2012-38, Class PA, 2.000%, 09/25/41	5,032
8,990	Series 2012-93, Class ME, 2.500%, 01/25/42	8,947
4,974	Series 2012-114, Class VE, 3.500%, 10/25/25	5,304
20,371	Series 2012-119, Class FB, VAR, 0.505%, 11/25/42	20,156
2,017	Series 2013-6, Class FL, VAR, 0.555%, 02/25/43	2,005
7,459	Series 2013-15, Class DC, 2.000%, 03/25/33	7,241
4,719	Series 2013-23, Class KJ, 2.250%, 05/25/42	4,565
5,393	Series 2013-26, Class AV, 3.500%, 04/25/26	5,646
4,740	Series 2013-43, Class YH, 2.500%, 05/25/33	4,706
18,918	Series 2013-54, Class HF, VAR, 0.356%, 10/25/41	18,799
35	Series G92-44, Class ZQ, 8.000%, 07/25/22	38
874	Series G94-9, Class PJ, 6.500%, 08/17/24	980
	Federal National Mortgage Association REMIC Trust,
363	Series 2003-W1, Class 2A, VAR, 6.683%, 12/25/42	428
2,133	Series 2003-W15, Class 3A, VAR, 3.854%, 12/25/42 (m)	2,282

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,815	Series 2003-W4, Class 5A, VAR, 3.135%, 10/25/42 (m)	1,875
1,477	Series 2009-W1, Class A, 6.000%, 12/25/49	1,677
	Federal National Mortgage Association STRIPS,
852	Series 343, Class 23, IO, 4.000%, 10/01/18	56
1,246	Series 343, Class 27, IO, 4.500%, 01/01/19	87
	Federal National Mortgage Association Trust,
10	Series 2004-W2, Class 1A3F, VAR, 0.505%, 02/25/44	10
865	Series 2004-W2, Class 4A, VAR, 2.847%, 02/25/44	887
	Government National Mortgage Association,
637	Series 1999-27, Class ZA, 7.500%, 04/17/29	724
16	Series 2000-35, Class F, VAR, 0.705%, 12/16/25	16
423	Series 2002-31, Class FC, VAR, 0.405%, 09/26/21	424
115	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	—	(h)
7,050	Series 2010-166, Class GP, 3.000%, 04/20/39	7,317
8,046	Series 2012-61, Class FM, VAR, 0.555%, 05/16/42 (m)	8,034
5,363	Series 2013-H16, Class FA, VAR, 0.708%, 07/20/63	5,363

		254,277

	Non-Agency CMO — 11.1%
	Alternative Loan Trust,
798	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	829
1,154	Series 2004-33, Class 3A3, VAR, 2.428%, 12/25/34	640
91	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	94
1,089	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,141
	Banc of America Funding Trust,
899	Series 2005-E, Class 5A1, VAR, 2.840%, 05/20/35	884
1,174	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,193
	Banc of America Mortgage Trust,
11	Series 2003-5, Class 2A8, VAR, 0.605%, 07/25/18	10
1,384	Series 2004-D, Class 2A2, VAR, 2.685%, 05/25/34	1,383

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	187

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
146	Series 2005-10, Class 1A13, 5.500%, 11/25/35	147
1,033	Series 2005-A, Class 3A1, VAR, 2.683%, 02/25/35	989
638	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.161%, 11/25/34	291
	CHL Mortgage Pass-Through Trust,
306	Series 2002-38, Class A1, 5.000%, 02/25/18	307
594	Series 2003-21, Class A1, VAR, 2.803%, 05/25/33	604
534	Series 2004-HYB8, Class 1A1, VAR, 0.854%, 01/20/35	478
327	Series 2005-1, Class 1A2, VAR, 0.506%, 03/25/35	23
16	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	15
	Credit Suisse First Boston Mortgage Securities Corp.,
1,625	Series 2003-AR24, Class 2A4, VAR, 2.570%, 10/25/33	1,577
1,418	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,527
417	Series 2004-AR3, Class 6M1, VAR, 1.256%, 04/25/34	413
287	Series 2005-5, Class 1A1, 5.000%, 07/25/20	287
889	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.698%, 02/25/20	922
3,956	Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1, VAR, 1.756%, 01/25/24	3,972
737	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	755
1,292	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.625%, 12/25/34	1,289
100	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.655%, 06/25/30	78
494	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.655%, 11/15/30	504
1,630	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,707
1,025	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	1,067

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Impac CMB Trust,
420	Series 2004-3, Class 3A, VAR, 0.795%, 03/25/34	411
458	Series 2004-6, Class 1A2, VAR, 0.935%, 10/25/34	434
1,874	Series 2005-5, Class A1, VAR, 0.795%, 08/25/35	1,651
1,407	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 2.870%, 03/25/37	1,274
260	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.025%, 10/25/33	260
	MASTR Adjustable Rate Mortgages Trust,
911	Series 2003-5, Class 5A1, VAR, 2.348%, 10/25/33	935
740	Series 2004-13, Class 2A1, VAR, 2.648%, 04/21/34	767
2,510	Series 2004-13, Class 3A7B, VAR, 2.140%, 11/21/34	2,551
225	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.555%, 02/25/33	204
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
662	Series 2001-TBC1, Class B1, VAR, 1.035%, 11/15/31	536
156	Series 2002-TBC1, Class B1, VAR, 1.154%, 09/15/30	124
78	Series 2002-TBC1, Class B2, VAR, 1.555%, 09/15/30	61
355	Series 2002-TBC2, Class B1, VAR, 1.004%, 08/15/32	274
	Merrill Lynch Mortgage Investors Trust,
717	Series 2004-1, Class 2A3, VAR, 2.146%, 12/25/34	661
1,413	Series 2004-D, Class A1, VAR, 0.815%, 09/25/29	1,413
78	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	84
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
520	Series 2003-HYB1, Class A4, VAR, 1.684%, 03/25/33	497
383	Series 2003-HYB1, Class B1, VAR, 1.684%, 03/25/33	251
	Morgan Stanley Mortgage Loan Trust,
4,319	Series 2004-3, Class 4A, VAR, 5.701%, 04/25/34	4,564
558	Series 2004-5AR, Class 3A3, VAR, 2.388%, 07/25/34	546

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,144	Series 2004-5AR, Class 3A5, VAR, 2.388%, 07/25/34	3,140
1,537	Series 2004-11AR, Class 1A2A, VAR, 0.466%, 01/25/35	1,434
1,699	NAAC Reperforming Loan REMIC Trust 2004-R3, Series 2004-R3, Class AF, VAR, 0.605%, 02/25/35 (e)	1,424
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
247	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	258
53	Series 2004-AR1, Class 5A1, VAR, 0.916%, 08/25/34	53
1,133	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.913%, 10/25/32	1,214
523	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	535
	RFMSI Trust,
1,087	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,092
4,500	Series 2005-SA2, Class 2A2, VAR, 3.044%, 06/25/35	4,197
1,107	Series 2006-SA4, Class 2A1, VAR, 3.560%, 11/25/36	955
2	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	2
	Sequoia Mortgage Trust,
98	Series 11, Class A, VAR, 1.054%, 12/20/32	97
257	Series 2003-3, Class A2, VAR, 0.680%, 07/20/33	249
2,472	Series 2004-11, Class A2, VAR, 0.667%, 12/20/34	2,332
	Springleaf Mortgage Loan Trust,
2,000	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	2,028
3,815	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,805
4,586	Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, VAR, 3.556%, 07/25/23	4,748
226	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.854%, 03/19/34	226
1,464	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.904%, 07/19/32	1,342
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
4,061	Series 2003-24A, Class 2A, VAR, 2.589%, 07/25/33	4,075
1,597	Series 2003-40A, Class 4A, VAR, 2.365%, 01/25/34	1,511
	Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
3,102	Series 2003-29, Class 3A1, VAR, 5.028%, 09/25/33	3,131
4,721	Series 2003-32, Class 5A1, VAR, 5.848%, 11/25/33	5,004
1,202	WaMu Mortgage Pass-Through Certificates, Series 2004-AR11, Class A, VAR, 2.434%, 10/25/34	1,211
2,415	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class A1, VAR, 2.443%, 06/25/34	2,462
	Wells Fargo Mortgage-Backed Securities Trust,
619	Series 2003-K, Class 1A2, VAR, 2.501%, 11/25/33	641
73	Series 2005-16, Class A16, 5.750%, 01/25/36	73
855	Series 2005-AR16, Class 3A2, VAR, 2.622%, 03/25/35	869
295	Series 2006-17, Class A1, 5.500%, 11/25/21	300
386	Series 2007-3, Class 3A1, 5.500%, 04/25/22	397

		89,429

	Total Collateralized Mortgage Obligations (Cost $344,727)	343,706

Commercial Mortgage-Backed Securities — 5.2%
1,993	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,064
2,900	Banc of America Re-REMIC Trust, Series 2013-DSNY, Class A, VAR, 1.204%, 09/15/26 (e)	2,905
	Bayview Commercial Asset Trust,
542	Series 2004-3, Class A2, VAR, 0.576%, 01/25/35 (e)	499
1,962	Series 2005-2A, Class A2, VAR, 0.506%, 08/25/35 (e)	1,720
392	Series 2005-2A, Class M1, VAR, 0.586%, 08/25/35 (e)	289
1,373	Series 2007-2A, Class A2, VAR, 0.475%, 07/25/37 (e)	926
321	Series 2007-2A, Class M4, VAR, 0.806%, 07/25/37 (e)	10

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	189

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
1,803	Series 2007-3, Class A2, VAR, 0.446%, 07/25/37 (e)	1,243
2,790	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, VAR, 4.750%, 02/13/46	2,838
3,402	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,499
2,499	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC, Class A, VAR, 1.004%, 02/13/32 (e)	2,499
	GS Mortgage Securities Corp. II,
2,582	Series 2005-GG4, Class A4, 4.751%, 07/10/39	2,666
4,267	Series 2013-GC16, Class A1, 1.264%, 11/10/46	4,279
2,086	Morgan Stanley Capital I Trust, Series 2004-T15, Class A4, VAR, 5.270%, 06/13/41	2,103
519	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	523
6,368	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	6,374
1,980	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.356%, 08/25/29 (e)	1,981
1,052	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	1,053
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,144
555	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	561
1,695	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.239%, 10/15/44	1,788
1,347	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	1,362

	Total Commercial Mortgage-Backed Securities (Cost $44,198)	42,326

Corporate Bonds — 8.5%
	Consumer Discretionary — 0.7%
	Automobiles — 0.7%
3,000	Daimler Finance North America LLC, VAR, 0.918%, 08/01/16 (e)	3,016
2,824	Nissan Motor Acceptance Corp., VAR, 0.000%, 03/03/17 (e)	2,824

	Total Consumer Discretionary	5,840

	Energy — 1.0%
	Oil, Gas & Consumable Fuels — 1.0%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 0.876%, 09/26/18	3,015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
1,500	Petrobras Global Finance B.V., (Netherlands), VAR, 1.855%, 05/20/16	1,481
684	Spectra Energy Partners LP, 2.950%, 09/25/18	704
3,000	Statoil ASA, (Norway), VAR, 0.697%, 11/08/18	3,017

	Total Energy	8,217

	Financials — 5.2%
	Capital Markets — 0.8%
3,000	Goldman Sachs Group, Inc. (The), VAR, 1.336%, 11/15/18	3,023
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,895
1,482	Morgan Stanley, 2.500%, 01/24/19	1,488

		6,406

	Commercial Banks — 1.1%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.035%, 10/28/16 (e)	3,015
3,000	BB&T Corp., VAR, 0.897%, 02/01/19	3,002
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	946
967	SunTrust Banks, Inc., 2.350%, 11/01/18	975
1,325	Wells Fargo & Co., 1.500%, 07/01/15	1,343

		9,281

	Consumer Finance — 1.6%
3,000	American Express Credit Corp., VAR, 0.746%, 07/29/16	3,027
3,000	American Honda Finance Corp., VAR, 0.740%, 10/07/16	3,023
4,000	HSBC USA, Inc., VAR, 1.128%, 09/24/18	4,048
3,000	Toyota Motor Credit Corp., VAR, 0.393%, 09/18/15	3,004

		13,102

	Diversified Financial Services — 1.0%
2,000	Bank of America Corp., 2.600%, 01/15/19	2,024
2,750	Citigroup, Inc., VAR, 0.916%, 11/15/16	2,764
3,000	General Electric Capital Corp., 1.500%, 07/12/16	3,051

		7,839

	Insurance — 0.7%
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,938
2,485	New York Life Global Funding, 1.125%, 03/01/17 (e)	2,488

		5,426

	Total Financials	42,054

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care — 0.2%
	Health Care Providers & Services — 0.1%
849	Ventas Realty LP, 1.550%, 09/26/16	858

	Life Sciences Tools & Services — 0.1%
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	662

	Total Health Care	1,520

	Information Technology — 0.6%
	Computers & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 0.488%, 05/03/18	1,793

	Software — 0.4%
3,000	Oracle Corp., VAR, 0.819%, 01/15/19	3,019

	Total Information Technology	4,812

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.1%
562	Verizon Communications, Inc., 2.500%, 09/15/16	583

	Wireless Telecommunication Services — 0.4%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.244%, 09/12/16	3,041

	Total Telecommunication Services	3,624

	Utilities — 0.3%
	Electric Utilities — 0.1%
667	Duke Energy Ohio, Inc., VAR, 0.382%, 03/06/15	667

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,135

	Total Utilities	2,802

	Total Corporate Bonds (Cost $68,349)	68,869

Mortgage Pass-Through Securities — 5.8%
	Federal Home Loan Mortgage Corp.,
15	ARM, 1.470%, 12/01/21	16
64	ARM, 2.087%, 07/01/19	67
469	ARM, 2.215%, 01/01/23	500
69	ARM, 2.235%, 01/01/27	73
13	ARM, 2.250%, 06/01/26 (m)	13
19	ARM, 2.287%, 06/01/22	19
42	ARM, 2.314%, 04/01/30	45
55	ARM, 2.320%, 12/01/26	58
176	ARM, 2.329%, 12/01/27 (m)	188
771	ARM, 2.330%, 04/01/32	824
27	ARM, 2.340%, 10/01/29	27
265	ARM, 2.343%, 08/01/27	284
340	ARM, 2.351%, 07/01/30 (m)	364
75	ARM, 2.353%, 07/01/28	80

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

38	ARM, 2.382%, 01/01/30	41
230	ARM, 2.390%, 12/01/26	247
19	ARM, 2.400%, 12/01/29	21
66	ARM, 2.402%, 02/01/23	67
26	ARM, 2.405%, 11/01/27	26
23	ARM, 2.409%, 05/01/18	24
44	ARM, 2.585%, 04/01/24	47
13	ARM, 2.596%, 06/01/25	14
221	ARM, 2.658%, 01/01/23 (m)	237
8,701	Federal Home Loan Mortgage Corp. Gold Pool, 3.000%, 08/01/28	8,960
13	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	14
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
10	7.500%, 05/01/28	11
30	8.500%, 07/01/28	35
15	9.000%, 02/01/25	18
	Federal National Mortgage Association,
9	ARM, 1.625%, 03/01/17	9
20	ARM, 1.700%, 04/01/24	20
30	ARM, 1.850%, 04/01/21	31
9	ARM, 1.859%, 06/01/18	10
149	ARM, 1.870%, 11/01/18	156
39	ARM, 1.875%, 12/01/20	40
69	ARM, 1.972%, 07/01/20 (m)	71
35	ARM, 2.025%, 05/01/30	35
27	ARM, 2.030%, 05/01/18	28
722	ARM, 2.132%, 05/01/33	766
52	ARM, 2.221%, 11/01/23	53
11	ARM, 2.226%, 11/01/21	12
9	ARM, 2.272%, 05/01/29	10
38	ARM, 2.278%, 06/01/26	40
53	ARM, 2.285%, 01/01/31 (m)	56
11	ARM, 2.295%, 07/01/25	11
250	ARM, 2.320%, 09/01/33	266
46	ARM, 2.325%, 05/01/31	47
113	ARM, 2.356%, 12/01/28	116
19	ARM, 2.398%, 03/01/38	20
105	ARM, 2.415%, 09/01/19	111
573	ARM, 2.461%, 01/01/25	613
22	ARM, 2.470%, 12/01/26	23
138	ARM, 2.514%, 08/01/26	148
187	ARM, 2.528%, 02/01/34	200
47	ARM, 2.584%, 03/01/29	50
69	ARM, 2.656%, 11/01/30	72

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	191

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
5	ARM, 2.716%, 03/01/15	5
3	ARM, 2.840%, 05/01/20	3
52	ARM, 2.987%, 07/01/27	56
43	ARM, 6.000%, 01/01/20	44
	Federal National Mortgage Association, 15 Year, Single Family,
5,709	4.000%, 02/01/25	6,105
47	7.000%, 03/01/16 (m)	48
	Federal National Mortgage Association, 20 Year, Single Family,
6,211	3.000%, 07/01/33	6,254
4,630	5.000%, 10/01/23	5,067
	Federal National Mortgage Association, 30 Year, FHA/VA,
23	7.000%, 03/01/27	24
16	8.000%, 11/01/27	17
22	8.500%, 10/01/24	23
7	9.000%, 08/01/25	6
	Federal National Mortgage Association, 30 Year, Single Family,
4,094	5.000%, 12/01/39	4,559
3,010	5.500%, 08/01/40	3,326
1,567	6.000%, 04/01/39	1,753
25	7.250%, 09/01/22	25
144	7.500%, 06/01/23 - 10/01/30	161
4	8.500%, 08/01/17	3
	Federal National Mortgage Association, Other,
11	6.500%, 04/01/16	11
59	12.000%, 11/01/30	65
	Government National Mortgage Association II, 30 Year, Single Family,
44	7.250%, 08/20/22 - 11/20/22	45
43	7.400%, 02/20/22 - 03/20/22	44
13	7.500%, 10/20/23	14
19	7.850%, 12/20/21	19
58	8.000%, 07/20/25 - 08/20/26	69

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,559	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	3,818
	Government National Mortgage Association, 30 Year, Single Family,
49	7.000%, 06/15/24	54
22	8.000%, 10/15/27	25
17	9.000%, 11/15/24	19
119	9.500%, 07/15/25	140

	Total Mortgage Pass-Through Securities (Cost $45,602)	47,136

U.S. Treasury Obligations — 4.3%
	U.S. Treasury Notes,
10,000	0.250%, 10/31/14	10,010
25,000	0.250%, 05/31/15	25,027

	Total U.S. Treasury Obligations (Cost $34,970)	35,037

Short-Term Investments — 14.8%
	Certificate of Deposit — 0.5%
3,500	Deutsche Bank AG, (Germany), VAR, 0.557%, 07/23/15	3,501

SHARES
	Investment Company — 14.3%
116,157	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l)	116,157

	Total Short-Term Investments (Cost $119,657)	119,658

	Total Investments — 100.0% (Cost $815,344)	809,802
	Other Assets in Excess of Liabilities — 0.0% (g)	249

	NET ASSETS — 100.0%	$810,051

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.0%
	ABFC Trust,
1,460	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,478
1,664	Series 2005-WF1, Class A2C, VAR, 0.466%, 12/25/34	1,616
657	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.335%, 04/25/36	636
3,885	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	3,913
227	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	218
1,937	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,916
	Chase Funding Trust,
2,259	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	2,190
1,159	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,215
946	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	957
1,234	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.345%, 02/25/46 (e)	1,164
	Citigroup Mortgage Loan Trust, Inc.,
178	Series 2003-HE3, Class A, VAR, 0.536%, 12/25/33	169
1,062	Series 2004-HE1, Class A, VAR, 0.486%, 09/25/33 (e)	1,006
1,745	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	1,729
753	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	757
257	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	268
8	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.255%, 12/25/36	8
	Freedom Trust,
1,371	Series 2011-2, Class A11, VAR, 3.839%, 08/01/46 (e)	1,407
2,526	Series 2012-3, Class A22, VAR, 6.000%, 09/25/41 (e) (i)	2,564
	HLSS Servicer Advance Receivables Trust,
4,464	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	4,495
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,701

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,291	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	3,284
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	508
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	455
234	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.356%, 03/25/36	175
	HSBC Home Equity Loan Trust USA,
366	Series 2006-1, Class A1, VAR, 0.314%, 01/20/36	358
258	Series 2006-2, Class A1, VAR, 0.304%, 03/20/36	253
390	Series 2007-1, Class AS, VAR, 0.354%, 03/20/36	382
1,052	Series 2007-3, Class APT, VAR, 1.354%, 11/20/36	1,044
	KGS-Alpha Capital Markets LP,
15,301	Series 2012-3, IO, 09/25/26	399
42,340	Series 2012-4, VAR, IO, 09/25/37	2,117
1,994	Kondaur Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	1,999
1,120	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.506%, 07/25/34 (e)	1,114
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.906%, 02/25/34	2,061
405	Series 2006-WL2, Class 2A3, VAR, 0.356%, 01/25/36	377
1,748	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	1,750
	Madison Avenue Manufactured Housing Contract,
144,227	Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,125
1,147	Series 2002-A, Class M2, VAR, 2.405%, 03/25/32	1,146
2,761	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,847
	Mid-State Capital Trust,
1,441	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,484
2,221	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,306
	Nationstar Agency Advance Funding Trust,
701	Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	702

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	193

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
727	Series 2013-T1A, Class DT1, 2.734%, 02/15/45 (e)	730
783	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	766
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.272%, 11/25/33	723
263	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	266
2,490	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	2,478
5,100	NYMT Residential LLC, Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	5,100
1,969	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.093%, 10/25/34	1,954
995	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	991
	RAMP Trust,
84	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	85
1,966	Series 2004-RS11, Class M1, VAR, 0.776%, 11/25/34	1,941
786	Series 2005-EFC5, Class A3, VAR, 0.496%, 10/25/35	775
3,465	Series 2006-RZ1, Class A3, VAR, 0.456%, 03/25/36	3,280
	Real Estate Asset Trust,
1,860	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	1,860
1,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	1,000
495	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	271
1,480	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	1,516
	RMAT,
1,310	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	1,318
1,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	1,029
137	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	134
723	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	732

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

113		Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.563%, 01/25/36	71
4,538		SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	4,581
		Stanwich Mortgage Loan Co. LLC,
2,717		Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	2,725
3,296		Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	3,296
1,419		Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,398
3,905		Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	3,941
5,000		Station Place Securitization Trust, Series 2013-1, VAR, 1.336%, 02/25/15	5,000
7		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.560%, 06/25/35	7
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
440		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	464
492		Series 2002-AL1, Class A2, 3.450%, 02/25/32	490
1,472		Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,452
		Westgate Resorts LLC,
2,530		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	2,544
2,253		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	2,257

		Total Asset-Backed Securities (Cost $109,250)	110,468

Collateralized Mortgage Obligations — 53.9%
		Agency CMO — 37.2%
—	(h)	Federal Home Loan Mortgage Corp. Reference REMIC, Series R007, Class ZA, 6.000%, 05/15/36	—	(h)
		Federal Home Loan Mortgage Corp. REMIC,
9		Series 11, Class D, 9.500%, 07/15/19	10
9		Series 22, Class C, 9.500%, 04/15/20	10
13		Series 23, Class F, 9.600%, 04/15/20	15
6		Series 30, Class D, 9.500%, 02/15/20	7
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
3		Series 47, Class F, 10.000%, 06/15/20	4
37		Series 77, Class H, 8.500%, 09/15/20	40

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2		Series 81, Class A, 8.125%, 11/15/20	2
4		Series 84, Class F, 9.200%, 10/15/20	4
3		Series 99, Class Z, 9.500%, 01/15/21	4
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
—	(h)	Series 204, Class E, HB, IF, 1,857.715%, 05/15/23	4
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
3		Series 1065, Class J, 9.000%, 04/15/21	4
5		Series 1079, Class S, HB, IF, 33.475%, 05/15/21	9
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
3		Series 1084, Class F, VAR, 1.104%, 05/15/21	3
2		Series 1084, Class S, HB, IF, 44.530%, 05/15/21	3
4		Series 1133, Class H, 7.000%, 09/15/21	5
14		Series 1144, Class KB, 8.500%, 09/15/21	16
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,180.839%, 01/15/22	3
28		Series 1343, Class LA, 8.000%, 08/15/22	33
14		Series 1343, Class LB, 7.500%, 08/15/22	16
46		Series 1374, Class Z, 7.000%, 10/15/22	52
14		Series 1395, Class G, 6.000%, 10/15/22	15
111		Series 1401, Class J, 7.000%, 10/15/22	123
163		Series 1466, Class PZ, 7.500%, 02/15/23	185
5		Series 1470, Class F, VAR, 1.784%, 02/15/23	5
5		Series 1505, Class QB, HB, IF, 20.406%, 05/15/23	7
49		Series 1518, Class G, IF, 8.804%, 05/15/23	56
34		Series 1526, Class L, 6.500%, 06/15/23	38
52		Series 1541, Class O, VAR, 1.980%, 07/15/23	54
491		Series 1552, Class IA, IF, 15.882%, 08/15/23	652
13		Series 1570, Class F, VAR, 2.284%, 08/15/23	14
33		Series 1570, Class SA, HB, IF, 23.649%, 08/15/23	52

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
138		Series 1578, Class K, 6.900%, 09/15/23	156
16		Series 1578, Class V, IO, 7.000%, 09/15/23	3
305		Series 1591, Class PV, 6.250%, 10/15/23	336
15		Series 1602, Class SA, HB, IF, 22.248%, 10/15/23	26
32		Series 1609, Class LG, IF, 16.999%, 11/15/23	35
380		Series 1628, Class LZ, 6.500%, 12/15/23	422
354		Series 1638, Class H, 6.500%, 12/15/23	396
366		Series 1644, Class K, 6.750%, 12/15/23	407
446		Series 1658, Class GZ, 7.000%, 01/15/24	511
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	8
200		Series 1677, Class Z, 7.500%, 07/15/23	230
9		Series 1686, Class SH, IF, 18.890%, 02/15/24	14
—	(h)	Series 1688, Class W, 7.250%, 03/15/14	—	(h)
176		Series 1695, Class EB, 7.000%, 03/15/24	201
23		Series 1699, Class FC, VAR, 0.755%, 03/15/24	23
33		Series 1745, Class D, 7.500%, 08/15/24	38
632		Series 1760, Class ZD, VAR, 2.320%, 02/15/24	671
73		Series 1798, Class F, 5.000%, 05/15/23	79
5		Series 1807, Class G, 9.000%, 10/15/20	6
598		Series 1813, Class I, PO, 11/15/23	577
2,310		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	322
129		Series 1829, Class ZB, 6.500%, 03/15/26	144
231		Series 1863, Class Z, 6.500%, 07/15/26	257
6		Series 1865, Class D, PO, 02/15/24	5
74		Series 1899, Class ZE, 8.000%, 09/15/26	85
66		Series 1963, Class Z, 7.500%, 01/15/27	77
24		Series 1985, Class PR, IO, 8.000%, 07/15/27	5
32		Series 1987, Class PE, 7.500%, 09/15/27	35
271		Series 2033, Class J, 5.600%, 06/15/23	293
15		Series 2033, Class SN, HB, IF, 27.910%, 03/15/24	8
19		Series 2038, Class PN, IO, 7.000%, 03/15/28	5
167		Series 2040, Class PE, 7.500%, 03/15/28	193
18		Series 2042, Class T, 7.000%, 03/15/28	21
64		Series 2060, Class Z, 6.500%, 05/15/28	72
160		Series 2061, Class DC, IO, 6.500%, 06/15/28	34

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	195

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
14,038		Series 2065, Class PX, IO, 0.750%, 08/17/27	380
400		Series 2075, Class PH, 6.500%, 08/15/28	452
69		Series 2086, Class GB, 6.000%, 09/15/28	75
30		Series 2089, Class PJ, IO, 7.000%, 10/15/28	6
275		Series 2110, Class PG, 6.000%, 01/15/29	307
338		Series 2111, Class SB, IF, IO, 7.346%, 01/15/29	66
98		Series 2125, Class JZ, 6.000%, 02/15/29	108
231		Series 2130, Class QS, 6.000%, 03/15/29	257
42		Series 2132, Class SB, HB, IF, 29.863%, 03/15/29	75
62		Series 2132, Class ZL, 6.500%, 03/15/29	71
—	(h)	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
10		Series 2141, Class IO, IO, 7.000%, 04/15/29	2
26		Series 2163, Class PC, IO, 7.500%, 06/15/29	5
56		Series 2178, Class PB, 7.000%, 08/15/29	65
88		Series 2201, Class C, 8.000%, 11/15/29	103
307		Series 2209, Class TC, 8.000%, 01/15/30	372
156		Series 2210, Class Z, 8.000%, 01/15/30	181
65		Series 2224, Class CB, 8.000%, 03/15/30	79
31		Series 2247, Class Z, 7.500%, 08/15/30	37
221		Series 2254, Class Z, 9.000%, 09/15/30	269
159		Series 2256, Class MC, 7.250%, 09/15/30	184
233		Series 2259, Class ZM, 7.000%, 10/15/30	270
284		Series 2271, Class PC, 7.250%, 12/15/30	329
164		Series 2283, Class K, 6.500%, 12/15/23	182
69		Series 2296, Class PD, 7.000%, 03/15/31	81
1,055		Series 2303, Class ZD, 7.000%, 04/15/31	1,231
556		Series 2303, Class ZN, 8.500%, 04/15/29	587
33		Series 2306, Class K, PO, 05/15/24	32
83		Series 2306, Class SE, IF, IO, 7.780%, 05/15/24	14
501		Series 2344, Class ZD, 6.500%, 08/15/31	543
52		Series 2344, Class ZJ, 6.500%, 08/15/31	59
40		Series 2345, Class NE, 6.500%, 08/15/31	45
91		Series 2347, Class VP, 6.500%, 03/15/20	91
63		Series 2353, Class TD, 6.000%, 09/15/16	67
63		Series 2355, Class BP, 6.000%, 09/15/16	66
49		Series 2358, Class PD, 6.000%, 09/15/16	51
111		Series 2359, Class PM, 6.000%, 09/15/16	117
202		Series 2359, Class ZB, 8.500%, 06/15/31	243

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
108	Series 2360, Class PG, 6.000%, 09/15/16	113
30	Series 2363, Class PF, 6.000%, 09/15/16	32
57	Series 2366, Class MD, 6.000%, 10/15/16	59
878	Series 2367, Class ZK, 6.000%, 10/15/31	982
19	Series 2368, Class AS, HB, IF, 20.528%, 10/15/31	29
37	Series 2368, Class TG, 6.000%, 10/15/16	39
42	Series 2372, Class F, VAR, 0.655%, 10/15/31	42
45	Series 2383, Class FD, VAR, 0.655%, 11/15/31	45
69	Series 2388, Class UZ, 8.500%, 06/15/31	82
244	Series 2391, Class QR, 5.500%, 12/15/16	255
29	Series 2394, Class MC, 6.000%, 12/15/16	30
685	Series 2399, Class TH, 6.500%, 01/15/32	741
137	Series 2410, Class OE, 6.375%, 02/15/32	149
138	Series 2410, Class QS, IF, 19.098%, 02/15/32	211
97	Series 2410, Class QX, IF, IO, 8.496%, 02/15/32	26
144	Series 2423, Class MC, 7.000%, 03/15/32	167
186	Series 2423, Class MT, 7.000%, 03/15/32	214
83	Series 2425, Class OB, 6.000%, 03/15/17	87
2,110	Series 2431, Class F, VAR, 0.655%, 03/15/32	2,133
321	Series 2433, Class SA, HB, IF, 20.528%, 02/15/32	484
207	Series 2434, Class TC, 7.000%, 04/15/32	233
356	Series 2436, Class MC, 7.000%, 04/15/32	404
119	Series 2444, Class ES, IF, IO, 7.796%, 03/15/32	24
133	Series 2450, Class GZ, 7.000%, 05/15/32	153
135	Series 2450, Class SW, IF, IO, 7.846%, 03/15/32	32
121	Series 2458, Class QE, 5.500%, 06/15/17	126
300	Series 2462, Class NB, 6.500%, 06/15/22	332
534	Series 2464, Class FE, VAR, 1.154%, 03/15/32	549
40	Series 2470, Class SL, IF, 9.000%, 01/15/27	43
69	Series 2474, Class SJ, IF, IO, 7.495%, 07/15/17	4
1,540	Series 2494, Class SX, IF, IO, 6.846%, 02/15/32	328
476	Series 2513, Class ZC, 5.500%, 10/15/32	521
424	Series 2517, Class Z, 5.500%, 10/15/32	465
154	Series 2535, Class BK, 5.500%, 12/15/22	171

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
310		Series 2549, Class ZG, 5.000%, 01/15/18	324
3,353		Series 2552, Class FP, VAR, 1.154%, 01/15/33	3,444
1,627		Series 2557, Class HL, 5.300%, 01/15/33	1,788
85		Series 2571, Class SK, HB, IF, 33.834%, 09/15/23	156
507		Series 2586, Class WI, IO, 6.500%, 03/15/33	115
—	(h)	Series 2610, Class DZ, 5.500%, 05/15/33	—	(h)
93		Series 2611, Class SQ, IF, 12.691%, 05/15/33	103
306		Series 2611, Class UH, 4.500%, 05/15/18	323
416		Series 2626, Class NS, IF, IO, 6.396%, 06/15/23	36
88		Series 2631, Class SA, IF, 14.567%, 06/15/33	113
391		Series 2637, Class SA, IF, IO, 5.946%, 06/15/18	31
809		Series 2641, Class WI, IO, 5.000%, 01/15/33	64
421		Series 2650, Class PO, PO, 12/15/32	415
812		Series 2650, Class SO, PO, 12/15/32	786
161		Series 2671, Class S, IF, 14.475%, 09/15/33	206
2,613		Series 2684, Class PO, PO, 01/15/33	2,557
222		Series 2692, Class SC, IF, 12.978%, 07/15/33	260
99		Series 2694, Class BA, 4.000%, 06/15/31	105
—	(h)	Series 2715, Class OG, 5.000%, 01/15/23	—	(h)
697		Series 2720, Class PC, 5.000%, 12/15/23	756
3,221		Series 2722, Class PF, VAR, 0.755%, 12/15/33	3,264
329		Series 2725, Class SC, IF, 8.837%, 11/15/33	365
576		Series 2744, Class TU, 5.500%, 05/15/32	607
14		Series 2755, Class SA, IF, 13.891%, 05/15/30	14
200		Series 2756, Class NA, 5.000%, 02/15/24	217
105		Series 2780, Class JG, 4.500%, 04/15/19	109
247		Series 2802, Class ZY, 6.000%, 05/15/34	255
159		Series 2835, Class BO, PO, 12/15/28	159
204		Series 2835, Class QO, PO, 12/15/32	184
116		Series 2877, Class KO, PO, 03/15/19	114
1,317		Series 2934, Class EC, PO, 02/15/20	1,281
18		Series 2934, Class EN, PO, 02/15/18	18
1,369		Series 2934, Class HI, IO, 5.000%, 02/15/20	135

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
839		Series 2934, Class KI, IO, 5.000%, 02/15/20	81
306		Series 2945, Class SA, IF, 12.016%, 03/15/20	354
12,004		Series 2949, Class YZ, 5.500%, 03/15/35	12,917
360		Series 2967, Class JI, IO, 5.000%, 04/15/20	33
133		Series 2967, Class S, HB, IF, 32.975%, 04/15/25	223
100		Series 2971, Class GC, 5.000%, 07/15/18	101
61		Series 2989, Class PO, PO, 06/15/23	60
288		Series 2990, Class SL, HB, IF, 23.927%, 06/15/34	426
75		Series 2990, Class WP, IF, 16.629%, 06/15/35	88
1,061		Series 2994, Class FC, VAR, 0.555%, 02/15/33	1,064
53		Series 2996, Class FD, VAR, 0.405%, 06/15/35	53
252		Series 3022, Class SX, IF, 16.489%, 08/15/25	311
1,980		Series 3035, Class Z, 5.850%, 09/15/35	2,139
125		Series 3047, Class OB, 5.500%, 12/15/33	126
168		Series 3054, Class MI, IO, 5.500%, 05/15/34	4
725		Series 3068, Class QB, 4.500%, 06/15/20	757
658		Series 3077, Class TO, PO, 04/15/35	622
2,581		Series 3101, Class UZ, 6.000%, 01/15/36	2,868
454		Series 3117, Class EO, PO, 02/15/36	414
671		Series 3117, Class OG, PO, 02/15/36	636
455		Series 3117, Class OK, PO, 02/15/36	414
144		Series 3122, Class OH, PO, 03/15/36	138
12		Series 3122, Class ZB, 6.000%, 03/15/36	12
82		Series 3134, Class PO, PO, 03/15/36	76
2,661		Series 3137, Class XP, 6.000%, 04/15/36	2,958
336		Series 3138, Class PO, PO, 04/15/36	316
973		Series 3143, Class BC, 5.500%, 02/15/36	1,076
62		Series 3149, Class SO, PO, 05/15/36	49
2		Series 3151, Class PD, 6.000%, 11/15/34	2
596		Series 3151, Class PO, PO, 05/15/36	559
721		Series 3152, Class MO, PO, 03/15/36	676
440		Series 3153, Class EO, PO, 05/15/36	401
—	(h)	Series 3156, Class AZ, 5.500%, 05/15/36	—	(h)
525		Series 3171, Class MO, PO, 06/15/36	495
469		Series 3174, Class PX, 5.000%, 06/15/17	486
368		Series 3179, Class OA, PO, 07/15/36	345
58		Series 3184, Class OA, PO, 02/15/33	58

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	197

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
259	Series 3194, Class SA, IF, IO, 6.946%, 07/15/36	51
644	Series 3195, Class PD, 6.500%, 07/15/36	731
587	Series 3200, Class PO, PO, 08/15/36	555
975	Series 3210, Class PO, PO, 05/15/36	924
552	Series 3219, Class DI, IO, 6.000%, 04/15/36	99
510	Series 3232, Class ST, IF, IO, 6.545%, 10/15/36	83
925	Series 3237, Class AO, PO, 11/15/36	878
565	Series 3253, Class PO, PO, 12/15/21	557
373	Series 3260, Class CS, IF, IO, 5.986%, 01/15/37	57
326	Series 3262, Class SG, IF, IO, 6.246%, 01/15/37	37
258	Series 3274, Class JO, PO, 02/15/37	238
314	Series 3274, Class MO, PO, 02/15/37	293
180	Series 3275, Class FL, VAR, 0.595%, 02/15/37	180
3,500	Series 3282, Class YD, 5.500%, 02/15/22	3,931
121	Series 3288, Class GS, IF, 3.040%, 03/15/37	121
1,070	Series 3290, Class SB, IF, IO, 6.296%, 03/15/37	158
272	Series 3305, Class MB, IF, 2.634%, 07/15/34	269
270	Series 3316, Class JO, PO, 05/15/37	255
195	Series 3371, Class FA, VAR, 0.755%, 09/15/37	196
552	Series 3373, Class TO, PO, 04/15/37	521
986	Series 3385, Class SN, IF, IO, 5.846%, 11/15/37	151
868	Series 3387, Class SA, IF, IO, 6.266%, 11/15/37	123
271	Series 3389, Class DQ, 5.750%, 10/15/35	281
444	Series 3393, Class JO, PO, 09/15/32	341
1,147	Series 3404, Class SC, IF, IO, 5.846%, 01/15/38	158
3,152	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	36
517	Series 3422, Class LI, IO, 5.000%, 02/15/23	41
624	Series 3451, Class SA, IF, IO, 5.896%, 05/15/38	99
760	Series 3461, Class LZ, 6.000%, 06/15/38	842
1,559	Series 3481, Class SJ, IF, IO, 5.695%, 08/15/38	192
953	Series 3505, Class SA, IF, IO, 5.846%, 01/15/39	142

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
727	Series 3511, Class IO, IO, 5.000%, 12/15/21	60
485	Series 3511, Class SA, IF, IO, 5.846%, 02/15/39	73
532	Series 3515, Class PI, IO, 5.500%, 07/15/37	28
1,381	Series 3531, Class SA, IF, IO, 6.145%, 05/15/39	206
2,044	Series 3537, Class MI, IO, 5.000%, 06/15/38	389
190	Series 3546, Class A, VAR, 2.100%, 02/15/39	194
605	Series 3549, Class FA, VAR, 1.355%, 07/15/39	616
1,893	Series 3572, Class JS, IF, IO, 6.645%, 09/15/39	295
699	Series 3604, Class PO, PO, 05/15/36	636
792	Series 3607, Class AO, PO, 04/15/36	727
792	Series 3607, Class BO, PO, 04/15/36	727
278	Series 3607, Class EO, PO, 02/15/33	275
1,398	Series 3607, Class PO, PO, 05/15/37	1,234
857	Series 3611, Class PO, PO, 07/15/34	741
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,790
800	Series 3621, Class BO, PO, 01/15/40	742
949	Series 3621, Class PO, PO, 01/15/40	843
1,041	Series 3623, Class LO, PO, 01/15/40	928
1,343	Series 3632, Class BS, IF, 16.985%, 02/15/40	1,984
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,646
992	Series 3688, Class CU, VAR, 6.732%, 11/15/21	1,064
5,088	Series 3688, Class NI, IO, 5.000%, 04/15/32	564
4,382	Series 3704, Class DT, 7.500%, 11/15/36	5,065
3,582	Series 3704, Class ET, 7.500%, 12/15/36	4,378
6,010	Series 3714, Class IP, IO, 5.000%, 08/15/40	1,206
3,908	Series 3739, Class LI, IO, 4.000%, 03/15/34	236
3,424	Series 3740, Class SC, IF, IO, 5.846%, 10/15/40	586
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,481
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,511
4,189	Series 3759, Class HI, IO, 4.000%, 08/15/37	435
2,600	Series 3760, Class GI, IO, 4.000%, 10/15/37	299
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,677

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
3,418		Series 3795, Class EI, IO, 5.000%, 10/15/39	532
—	(h)	Series 3819, Class ZQ, 6.000%, 04/15/36	—	(h)
492		Series 3852, Class QN, IF, 5.500%, 05/15/41	522
782		Series 3852, Class TP, IF, 5.500%, 05/15/41	847
2,294		Series 3860, Class PZ, 5.000%, 05/15/41	2,476
1,060		Series 3895, Class WA, VAR, 5.720%, 10/15/38	1,166
—	(h)	Series 3898, Class AF, VAR, 0.725%, 06/15/41	—	(h)
4,966		Series 3920, Class LP, 5.000%, 01/15/34	5,409
3,950		Series 3966, Class BF, VAR, 0.655%, 10/15/40	3,965
5,523		Series 3966, Class NA, 4.000%, 12/15/41	5,748
3,811		Series 3998, Class GF, VAR, 0.605%, 05/15/36	3,824
1,000		Series 4015, Class MY, 3.500%, 03/15/42	962
5,827		Series 4048, Class FJ, VAR, 0.565%, 07/15/37	5,789
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	836
		Federal Home Loan Mortgage Corp. STRIPS,
1		Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1		Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
8		Series 134, Class B, IO, 9.000%, 04/01/22	2
1,591		Series 191, Class IO, IO, 8.000%, 01/01/28	413
821		Series 197, Class PO, PO, 04/01/28	753
1,118		Series 233, Class 11, IO, 5.000%, 09/15/35	207
636		Series 233, Class 12, IO, 5.000%, 09/15/35	114
1,510		Series 233, Class 13, IO, 5.000%, 09/15/35	272
2,536		Series 239, Class S30, IF, IO, 7.545%, 08/15/36	454
569		Series 243, Class 16, IO, 4.500%, 11/15/20	44
938		Series 243, Class 17, IO, 4.500%, 12/15/20	75
31,878		Series 262, Class 35, 3.500%, 07/15/42 (m)	32,202
1,879		Series 299, Class 300, 3.000%, 01/15/43	1,877
3,491		Series 310, Class PO, PO, 09/15/43	2,575
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
363		Series T-41, Class 3A, VAR, 6.562%, 07/25/32 (m)	424
1,321		Series T-42, Class A5, 7.500%, 02/25/42	1,553
79		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	91
93		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	111

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,103	Series T-54, Class 2A, 6.500%, 02/25/43	2,490
1,042	Series T-54, Class 3A, 7.000%, 02/25/43	1,212
1,889	Series T-56, Class A5, 5.231%, 05/25/43	2,052
186	Series T-58, Class APO, PO, 09/25/43	152
175	Series T-59, Class 1AP, PO, 10/25/43	151
2,612	Series T-62, Class 1A1, VAR, 1.331%, 10/25/44	2,664
5,148	Series T-76, Class 2A, VAR, 3.115%, 10/25/37	5,067
2,557	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,604
	Federal National Mortgage Association - ACES,
4,000	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,431
5,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,511
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,806
9,480	Series 2011-M2, Class A3, 3.764%, 04/25/21	10,049
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,320
4,800	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	4,753
2,504	Series 2013-M7, Class A2, 2.280%, 12/27/22	2,347
4,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,777
	Federal National Mortgage Association Grantor Trust,
32	Series 2001-T10, Class PO, PO, 12/25/41	31
645	Series 2001-T12, Class A2, 7.500%, 08/25/41	763
884	Series 2001-T7, Class A1, 7.500%, 02/25/41	1,026
280	Series 2002-T16, Class A2, 7.000%, 07/25/42	323
526	Series 2002-T19, Class A2, 7.000%, 07/25/42	583
337	Series 2002-T4, Class A2, 7.000%, 12/25/41	390
875	Series 2002-T4, Class A3, 7.500%, 12/25/41	1,002
713	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	810
539	Series 2004-T3, Class PT1, VAR, 9.006%, 01/25/44	630

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	199

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal National Mortgage Association REMIC,
35		Series 1988-7, Class Z, 9.250%, 04/25/18	39
2		Series 1988-11, Class D, PO, 05/25/18	2
179		Series 1988-21, Class G, 9.500%, 08/25/18	198
2		Series 1988-29, Class B, 9.500%, 12/25/18	2
2		Series 1989-21, Class G, 10.450%, 04/25/19	2
9		Series 1989-27, Class Y, 6.900%, 06/25/19	10
8		Series 1989-70, Class G, 8.000%, 10/25/19	9
4		Series 1989-78, Class H, 9.400%, 11/25/19	5
3		Series 1989-89, Class H, 9.000%, 11/25/19	4
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
24		Series 1990-102, Class J, 6.500%, 08/25/20	26
3		Series 1990-134, Class SC, HB, IF, 21.367%, 11/25/20	5
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	3
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
104		Series 1991-44, Class G, 8.500%, 05/25/21	116
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	1
6		Series 1992-101, Class J, 7.500%, 06/25/22	6
151		Series 1992-188, Class PZ, 7.500%, 10/25/22	171
150		Series 1993-25, Class J, 7.500%, 03/25/23	171
72		Series 1993-27, Class S, IF, 9.518%, 02/25/23	84
29		Series 1993-31, Class K, 7.500%, 03/25/23	33
302		Series 1993-54, Class Z, 7.000%, 04/25/23	342
16		Series 1993-62, Class SA, IF, 18.704%, 04/25/23	23
16		Series 1993-97, Class FA, VAR, 1.406%, 05/25/23	16
2		Series 1993-108, Class D, PO, 02/25/23	2
38		Series 1993-162, Class F, VAR, 1.106%, 08/25/23	39
6		Series 1993-165, Class SD, IF, 13.194%, 09/25/23	7
58		Series 1993-179, Class SB, HB, IF, 26.320%, 10/25/23	93
12		Series 1993-228, Class G, PO, 09/25/23	10

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
10	Series 1993-230, Class FA, VAR, 0.755%, 12/25/23	10
105	Series 1993-250, Class Z, 7.000%, 12/25/23	108
803	Series 1994-26, Class J, PO, 01/25/24	697
87	Series 1994-37, Class L, 6.500%, 03/25/24	97
28	Series 1995-2, Class Z, 8.500%, 01/25/25	33
186	Series 1996-14, Class SE, IF, IO, 7.930%, 08/25/23	35
8	Series 1996-59, Class J, 6.500%, 08/25/22	9
65	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
20	Series 1997-24, Class Z, 8.000%, 04/18/27	24
16	Series 1997-27, Class J, 7.500%, 04/18/27	18
374	Series 1997-46, Class Z, 7.500%, 06/17/27	431
15	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	3
934	Series 1998-30, Class ZA, 6.500%, 05/20/28	1,053
10	Series 1998-36, Class J, 6.000%, 07/18/28	11
196	Series 1998-36, Class ZB, 6.000%, 07/18/28	215
117	Series 1998-43, Class SA, IF, IO, 17.003%, 04/25/23	37
91	Series 1999-57, Class Z, 7.500%, 12/25/19	101
107	Series 1999-62, Class PB, 7.500%, 12/18/29	123
355	Series 2000-18, Class EC, PO, 10/25/23	343
16	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	4
834	Series 2001-4, Class ZA, 6.500%, 03/25/31	948
71	Series 2001-7, Class PF, 7.000%, 03/25/31	82
105	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	25
155	Series 2001-36, Class DE, 7.000%, 08/25/31	179
424	Series 2001-38, Class FB, VAR, 0.655%, 08/25/31	428
78	Series 2001-44, Class PD, 7.000%, 09/25/31	89
132	Series 2001-44, Class PU, 7.000%, 09/25/31	153
210	Series 2001-49, Class LZ, 8.500%, 07/25/31	238
33	Series 2001-52, Class XN, 6.500%, 11/25/15	35
629	Series 2001-53, Class FX, VAR, 0.505%, 10/25/31	633

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
423		Series 2001-61, Class Z, 7.000%, 11/25/31	483
99		Series 2001-71, Class QE, 6.000%, 12/25/16	104
64		Series 2001-72, Class SX, IF, 17.104%, 12/25/31	89
58		Series 2001-74, Class MB, 6.000%, 12/25/16	61
90		Series 2002-1, Class HC, 6.500%, 02/25/22	99
54		Series 2002-1, Class SA, HB, IF, 24.682%, 02/25/32	91
89		Series 2002-1, Class UD, HB, IF, 23.956%, 12/25/23	144
310		Series 2002-7, Class FD, VAR, 0.856%, 04/25/29	316
44		Series 2002-9, Class ST, IF, 18.947%, 03/25/17	52
570		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	30
33		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	40
—	(h)	Series 2002-18, Class PC, 5.500%, 04/25/17	—	(h)
95		Series 2002-19, Class PE, 6.000%, 04/25/17	99
824		Series 2002-30, Class Z, 6.000%, 05/25/32	920
46		Series 2002-37, Class Z, 6.500%, 06/25/32	51
1,708		Series 2002-50, Class ZA, 6.000%, 05/25/31	1,903
1,042		Series 2002-60, Class FA, VAR, 0.906%, 02/25/31	1,062
1,042		Series 2002-60, Class FB, VAR, 0.906%, 02/25/31	1,062
331		Series 2002-62, Class ZE, 5.500%, 11/25/17	351
125		Series 2002-63, Class KC, 5.000%, 10/25/17	132
137		Series 2002-63, Class LB, 5.500%, 10/25/17	146
127		Series 2002-77, Class S, IF, 14.198%, 12/25/32	166
2,166		Series 2003-2, Class F, VAR, 0.906%, 02/25/33	2,205
457		Series 2003-7, Class A1, 6.500%, 12/25/42	530
1,272		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	209
1,036		Series 2003-22, Class UD, 4.000%, 04/25/33	1,093
712		Series 2003-26, Class XS, IF, IO, 6.895%, 03/25/23	78

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,721	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	382
77	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	16
2,011	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	459
61	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	1
47	Series 2003-52, Class SX, HB, IF, 22.484%, 10/25/31	79
311	Series 2003-55, Class CD, 5.000%, 06/25/23	341
591	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	21
809	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	157
42	Series 2003-74, Class SH, IF, 9.890%, 08/25/33	46
516	Series 2003-76, Class SH, IF, 13.889%, 09/25/31	581
672	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	63
752	Series 2003-86, Class ZA, 5.500%, 09/25/33	822
138	Series 2003-91, Class SD, IF, 12.241%, 09/25/33	169
4,240	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,625
68	Series 2003-106, Class PO, PO, 08/25/17	67
884	Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	174
136	Series 2003-130, Class SX, IF, 11.287%, 01/25/34	162
142	Series 2003-131, Class SK, IF, 15.889%, 01/25/34	183
132	Series 2003-132, Class OA, PO, 08/25/33	127
327	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	51
780	Series 2004-4, Class QI, IF, IO, 6.945%, 06/25/33	107
195	Series 2004-4, Class QM, IF, 13.889%, 06/25/33	233
430	Series 2004-10, Class SC, HB, IF, 27.978%, 02/25/34	620
887	Series 2004-17, Class H, 5.500%, 04/25/34	979
519	Series 2004-25, Class SA, IF, 19.097%, 04/25/34	718
1,719	Series 2004-28, Class PF, VAR, 0.555%, 03/25/34	1,723

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	201

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
532	Series 2004-36, Class SA, IF, 19.097%, 05/25/34	730
134	Series 2004-36, Class SN, IF, 13.889%, 07/25/33	159
688	Series 2004-46, Class EP, PO, 03/25/34	654
259	Series 2004-46, Class QB, HB, IF, 23.378%, 05/25/34	385
197	Series 2004-46, Class SK, IF, 16.072%, 05/25/34	250
5,099	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,586
81	Series 2004-51, Class SY, IF, 13.929%, 07/25/34	100
581	Series 2004-53, Class NC, 5.500%, 07/25/24	643
269	Series 2004-59, Class BG, PO, 12/25/32	243
3,820	Series 2004-61, Class FH, VAR, 0.956%, 11/25/32	3,901
152	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	173
718	Series 2004-87, Class F, VAR, 0.906%, 01/25/34	731
6	Series 2004-92, Class JO, PO, 12/25/34	6
1,558	Series 2005-7, Class LO, PO, 02/25/35	1,253
315	Series 2005-13, Class FL, VAR, 0.555%, 03/25/35	315
162	Series 2005-15, Class MO, PO, 03/25/35	123
111	Series 2005-52, Class PA, 6.500%, 06/25/35	119
1,114	Series 2005-56, Class S, IF, IO, 6.554%, 07/25/35	208
330	Series 2005-66, Class SG, IF, 16.986%, 07/25/35	424
1,750	Series 2005-66, Class SV, IF, IO, 6.595%, 07/25/35	243
932	Series 2005-67, Class HG, 5.500%, 01/25/35	1,002
1,211	Series 2005-68, Class PG, 5.500%, 08/25/35	1,345
278	Series 2005-73, Class PS, IF, 16.311%, 08/25/35	362
1,054	Series 2005-74, Class SK, IF, 19.702%, 05/25/35	1,464
892	Series 2005-84, Class XM, 5.750%, 10/25/35	977
334	Series 2005-90, Class AO, PO, 10/25/35	317
1,164	Series 2005-90, Class ES, IF, 16.486%, 10/25/35	1,433

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
661		Series 2005-90, Class PO, PO, 09/25/35	624
562		Series 2005-103, Class SC, IF, 10.986%, 07/25/35	648
815		Series 2005-106, Class US, HB, IF, 23.996%, 11/25/35	1,276
—	(h)	Series 2005-110, Class GK, 5.500%, 08/25/34	—	(h)
377		Series 2005-116, Class PB, 6.000%, 04/25/34	397
5,224		Series 2006-8, Class WN, IF, IO, 6.545%, 03/25/36	939
1,425		Series 2006-8, Class WQ, PO, 03/25/36	1,305
182		Series 2006-15, Class OT, PO, 01/25/36	177
1,426		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,570
377		Series 2006-23, Class KO, PO, 04/25/36	358
1,037		Series 2006-27, Class OH, PO, 04/25/36	972
—	(h)	Series 2006-39, Class WC, 5.500%, 01/25/36	—	(h)
—	(h)	Series 2006-44, Class FP, VAR, 0.555%, 06/25/36	—	(h)
730		Series 2006-44, Class GO, PO, 06/25/36	667
1,684		Series 2006-44, Class P, PO, 12/25/33	1,535
414		Series 2006-50, Class JO, PO, 06/25/36	382
600		Series 2006-50, Class PS, PO, 06/25/36	547
1,108		Series 2006-53, Class US, IF, IO, 6.424%, 06/25/36	185
844		Series 2006-56, Class FC, VAR, 0.445%, 07/25/36	844
1,075		Series 2006-56, Class FT, VAR, 0.906%, 07/25/36	1,065
297		Series 2006-58, Class AP, PO, 07/25/36	277
—	(h)	Series 2006-58, Class FL, VAR, 0.616%, 07/25/36	—	(h)
741		Series 2006-58, Class PO, PO, 07/25/36	676
705		Series 2006-59, Class QO, PO, 01/25/33	703
432		Series 2006-60, Class DO, PO, 04/25/35	421
1,113		Series 2006-63, Class ZH, 6.500%, 07/25/36	1,253
297		Series 2006-65, Class QO, PO, 07/25/36	272
529		Series 2006-72, Class GO, PO, 08/25/36	476
293		Series 2006-72, Class HO, PO, 08/25/26	282
440		Series 2006-72, Class TO, PO, 08/25/36	411
3,749		Series 2006-77, Class PC, 6.500%, 08/25/36	4,274
1,107		Series 2006-78, Class BZ, 6.500%, 08/25/36	1,216

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
494		Series 2006-79, Class DO, PO, 08/25/36	451
559		Series 2006-86, Class OB, PO, 09/25/36	515
593		Series 2006-90, Class AO, PO, 09/25/36	566
3,311		Series 2006-94, Class GI, IF, IO, 6.495%, 10/25/26	535
139		Series 2006-94, Class GK, HB, IF, 32.473%, 10/25/26	238
260		Series 2006-102, Class MD, 6.000%, 01/25/35	265
2,059		Series 2006-105, Class ME, 5.500%, 11/25/36	2,287
416		Series 2006-110, Class PO, PO, 11/25/36	382
187		Series 2006-111, Class EO, PO, 11/25/36	177
619		Series 2006-113, Class PO, PO, 07/25/36	592
684		Series 2006-115, Class OK, PO, 12/25/36	646
832		Series 2006-117, Class GS, IF, IO, 6.495%, 12/25/36	167
456		Series 2006-118, Class A2, VAR, 0.215%, 12/25/36	445
315		Series 2006-119, Class PO, PO, 12/25/36	287
1,124		Series 2006-120, Class IO, IO, 6.500%, 12/25/36	207
1,069		Series 2006-120, Class PF, VAR, 0.406%, 12/25/36	1,066
1,112		Series 2006-126, Class AO, PO, 01/25/37	1,041
1,211		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	229
40		Series 2007-1, Class SD, HB, IF, 38.067%, 02/25/37	52
254		Series 2007-7, Class SG, IF, IO, 6.344%, 08/25/36	49
2,174		Series 2007-14, Class ES, IF, IO, 6.284%, 03/25/37	314
483		Series 2007-14, Class OP, PO, 03/25/37	437
230		Series 2007-15, Class NO, PO, 03/25/22	220
566		Series 2007-16, Class FC, VAR, 0.906%, 03/25/37	566
—	(h)	Series 2007-16, Class FM, VAR, 0.386%, 03/25/37	—	(h)
1,958		Series 2007-18, Class MZ, 6.000%, 03/25/37	2,175
618		Series 2007-22, Class SC, IF, IO, 5.924%, 03/25/37	101
124		Series 2007-24, Class GW, 5.500%, 03/25/29	124
148		Series 2007-39, Class EF, VAR, 0.406%, 05/25/37	147

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
—	(h)	Series 2007-43, Class FL, VAR, 0.455%, 05/25/37	—	(h)
765		Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	765
1,929		Series 2007-54, Class WI, IF, IO, 5.945%, 06/25/37	282
1,275		Series 2007-60, Class AX, IF, IO, 6.995%, 07/25/37	205
703		Series 2007-64, Class FB, VAR, 0.526%, 07/25/37	705
1,625		Series 2007-65, Class KI, IF, IO, 6.464%, 07/25/37	218
4,421		Series 2007-72, Class EK, IF, IO, 6.244%, 07/25/37	573
32		Series 2007-75, Class EO, PO, 01/25/36	32
2,737		Series 2007-76, Class ZG, 6.000%, 08/25/37	3,035
733		Series 2007-78, Class CB, 6.000%, 08/25/37	788
132		Series 2007-79, Class SB, HB, IF, 23.446%, 08/25/37	199
543		Series 2007-88, Class VI, IF, IO, 6.384%, 09/25/37	79
1,667		Series 2007-91, Class ES, IF, IO, 6.305%, 10/25/37	258
1,978		Series 2007-100, Class SM, IF, IO, 6.294%, 10/25/37	287
2,661		Series 2007-101, Class A2, VAR, 0.406%, 06/27/36	2,619
384		Series 2007-106, Class A7, VAR, 6.033%, 10/25/37	428
3,204		Series 2007-112, Class SA, IF, IO, 6.294%, 12/25/37	468
8,000		Series 2007-114, Class A6, VAR, 0.356%, 10/27/37	7,979
3,178		Series 2007-116, Class HI, IO, VAR, 1.577%, 01/25/38	255
52		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	3
1,546		Series 2008-1, Class BI, IF, IO, 5.754%, 02/25/38	174
652		Series 2008-10, Class XI, IF, IO, 6.074%, 03/25/38	95
258		Series 2008-12, Class IV, IO, 6.500%, 04/25/31	7
1,070		Series 2008-16, Class IS, IF, IO, 6.045%, 03/25/38	166
851		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	62

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	203

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,180	Series 2008-20, Class SA, IF, IO, 6.834%, 03/25/38	194
447	Series 2008-27, Class SN, IF, IO, 6.744%, 04/25/38	71
427	Series 2008-32, Class SA, IF, IO, 6.694%, 04/25/38	61
1,351	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	15
900	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	34
112	Series 2008-44, Class PO, PO, 05/25/38	106
1,031	Series 2008-47, Class SI, IF, IO, 6.344%, 06/25/23	127
618	Series 2008-53, Class CI, IF, IO, 7.045%, 07/25/38	106
753	Series 2008-76, Class GF, VAR, 0.806%, 09/25/23	757
189	Series 2008-80, Class GP, 6.250%, 09/25/38	211
1,238	Series 2008-80, Class SA, IF, IO, 5.695%, 09/25/38	139
557	Series 2008-81, Class SB, IF, IO, 5.695%, 09/25/38	62
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,222
265	Series 2009-4, Class BD, 4.500%, 02/25/39	284
565	Series 2009-6, Class GS, IF, IO, 6.395%, 02/25/39	93
1,262	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	126
957	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	69
57	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	—	(h)
1,454	Series 2009-17, Class QS, IF, IO, 6.495%, 03/25/39	248
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	537
298	Series 2009-47, Class MT, 7.000%, 07/25/39	336
1,428	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	212
1,005	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,104
185	Series 2009-63, Class P, 5.000%, 03/25/37	202
477	Series 2009-69, Class PO, PO, 09/25/39	443
179	Series 2009-79, Class UA, 7.000%, 03/25/38	206

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
1,106		Series 2009-84, Class WS, IF, IO, 5.744%, 10/25/39	130
1,111		Series 2009-86, Class IP, IO, 5.500%, 10/25/39	185
1,863		Series 2009-86, Class OT, PO, 10/25/37	1,687
2,264		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	42
1,020		Series 2009-92, Class AD, 6.000%, 11/25/39	1,142
774		Series 2009-99, Class SC, IF, IO, 6.024%, 12/25/39	94
1,138		Series 2009-99, Class WA, VAR, 6.299%, 12/25/39	1,272
3,794		Series 2009-103, Class MB, VAR, 2.516%, 12/25/39	3,898
1,353		Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	211
1,198		Series 2009-113, Class FB, VAR, 0.705%, 01/25/40	1,209
1,698		Series 2009-113, Class LB, VAR, 12.848%, 01/25/40	2,276
3,367		Series 2010-1, Class WA, VAR, 6.191%, 02/25/40 (m)	3,691
2,135		Series 2010-16, Class WA, VAR, 6.436%, 03/25/40	2,415
4,236		Series 2010-16, Class WB, VAR, 6.236%, 03/25/40	4,930
1,278		Series 2010-23, Class KS, IF, IO, 6.945%, 02/25/40	203
1,469		Series 2010-35, Class SB, IF, IO, 6.265%, 04/25/40	193
591		Series 2010-39, Class OT, PO, 10/25/35	536
1,484		Series 2010-40, Class FJ, VAR, 0.755%, 04/25/40	1,491
713		Series 2010-42, Class S, IF, IO, 6.244%, 05/25/40	109
2,029		Series 2010-43, Class FD, VAR, 0.755%, 05/25/40	2,046
—	(h)	Series 2010-47, Class AV, 5.000%, 05/25/21	—	(h)
1,649		Series 2010-49, Class SC, IF, 12.349%, 03/25/40	1,906
1,063		Series 2010-61, Class WA, VAR, 5.959%, 06/25/40	1,196
5,471		Series 2010-68, Class SA, IF, IO, 4.844%, 07/25/40	701
—	(h)	Series 2010-71, Class HJ, 5.500%, 07/25/40	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
3,625		Series 2010-103, Class SB, IF, IO, 5.945%, 11/25/49	523
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,220
5,423		Series 2010-111, Class WA, VAR, 6.046%, 10/25/40	6,256
669		Series 2010-123, Class FL, VAR, 0.586%, 11/25/40	669
5,353		Series 2010-125, Class SA, IF, IO, 4.285%, 11/25/40	567
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	2,920
6,612		Series 2010-147, Class SA, IF, IO, 6.374%, 01/25/41	1,403
1,509		Series 2010-148, Class MA, 4.000%, 02/25/39	1,551
929		Series 2011-2, Class WA, VAR, 5.829%, 02/25/51	998
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,863
8,983		Series 2011-21, Class CV, 4.500%, 09/25/26	9,612
—	(h)	Series 2011-28, Class MA, 4.500%, 07/25/38	—	(h)
4,022		Series 2011-30, Class LS, IO, VAR, 2.575%, 04/25/41	287
4,667		Series 2011-39, Class ZA, 6.000%, 11/25/32	5,235
1,283		Series 2011-43, Class WA, VAR, 5.861%, 05/25/51	1,406
3,489		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,792
3,188		Series 2011-56, Class VA, 5.000%, 09/25/40	3,458
2,652		Series 2011-58, Class WA, VAR, 5.407%, 07/25/51	2,694
710		Series 2011-75, Class FA, VAR, 0.705%, 08/25/41	717
3,666		Series 2011-118, Class LB, 7.000%, 11/25/41	4,226
6,736		Series 2011-118, Class MT, 7.000%, 11/25/41	7,792
7,128		Series 2011-118, Class NT, 7.000%, 11/25/41	8,322
2,334		Series 2012-14, Class FB, VAR, 0.605%, 08/25/37	2,342
3,729		Series 2012-21, Class WA, VAR, 5.599%, 03/25/52	3,956

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
3,966		Series 2012-58, Class FA, VAR, 0.655%, 03/25/39	3,984
3,090		Series 2012-72, Class QF, VAR, 0.605%, 01/25/38	3,098
—	(h)	Series 2012-89, Class FD, VAR, 0.605%, 04/25/39	—	(h)
—	(h)	Series 2012-97, Class FB, VAR, 0.655%, 09/25/42	—	(h)
2,468		Series 2012-99, Class BY, 2.500%, 09/25/42	1,920
—	(h)	Series 2012-112, Class FD, VAR, 0.655%, 10/25/42	—	(h)
7,500		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,660
3,922		Series 2013-92, Class PO, PO, 09/25/43	2,899
3,928		Series 2013-101, Class DO, PO, 10/25/43	2,913
63		Series G92-7, Class JQ, 8.500%, 01/25/22	71
10		Series G92-12, Class B, 7.700%, 02/25/22	11
14		Series G92-14, Class Z, 7.000%, 02/25/22	15
—	(h)	Series G92-27, Class SQ, HB, IF, 1,857.460%, 05/25/22	8
14		Series G92-42, Class Z, 7.000%, 07/25/22	15
254		Series G92-44, Class ZQ, 8.000%, 07/25/22	277
66		Series G92-54, Class ZQ, 7.500%, 09/25/22	73
125		Series G92-61, Class Z, 7.000%, 10/25/22	145
12		Series G92-62, Class B, PO, 10/25/22	11
85		Series G93-1, Class KA, 7.900%, 01/25/23	96
57		Series G93-17, Class SI, IF, 6.000%, 04/25/23	63
449		Series G94-7, Class PJ, 7.500%, 05/17/24	524
81		Series G97-2, Class ZA, 8.500%, 02/17/27	97
		Federal National Mortgage Association REMIC Trust,
1,401		Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,616
5,051		Series 2002-W10, Class IO, IO, VAR, 0.950%, 08/25/42	119
441		Series 2003-W1, Class 1A1, VAR, 5.946%, 12/25/42	514
262		Series 2003-W1, Class 2A, VAR, 6.683%, 12/25/42	309
171		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	175
79		Series 2003-W4, Class 2A, VAR, 6.404%, 10/25/42	89
959		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,127
1,345		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,468

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
520		Series 2006-W3, Class 1AF1, VAR, 0.395%, 10/25/46	515
628		Series 2006-W3, Class 2A, 6.000%, 09/25/46	712
1,384		Series 2007-W2, Class 1A1, VAR, 0.476%, 03/25/37	1,380
773		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	823
119		Series 2007-W7, Class 1A4, HB, IF, 38.247%, 07/25/37	214
4,030		Series 2009-W1, Class A, 6.000%, 12/25/49	4,577
		Federal National Mortgage Association STRIPS,
5		Series 23, Class 2, IO, 10.000%, 09/01/17	1
3		Series 59, Class 2, IO, 9.500%, 07/01/17	—	(h)
290		Series 213, Class 2, IO, 8.000%, 03/01/23	77
10		Series 265, Class 2, 9.000%, 03/01/24	13
21		Series 285, Class 1, PO, 02/01/27	20
505		Series 293, Class 1, PO, 12/01/24	485
464		Series 300, Class 1, PO, 09/01/24	448
474		Series 331, Class 13, IO, 7.000%, 11/01/32	135
759		Series 339, Class 18, IO, 4.500%, 07/01/18	50
750		Series 339, Class 21, IO, 4.500%, 08/25/18	50
734		Series 339, Class 28, IO, 5.500%, 07/01/18	57
1,398		Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	105
254		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	45
609		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	91
800		Series 356, Class 3, IO, 5.000%, 01/01/35	147
1,399		Series 356, Class 39, IO, 5.000%, 01/01/20	126
1,124		Series 365, Class 8, IO, 5.500%, 05/01/36	203
208		Series 368, Class 3, IO, 4.500%, 11/01/20	16
400		Series 374, Class 5, IO, 5.500%, 08/01/36	72
1,096		Series 383, Class 32, IO, 6.000%, 01/01/38	201
171		Series 393, Class 6, IO, 5.500%, 04/25/37	30
—	(h)	Series 411, Class F1, VAR, 0.705%, 08/25/42	—	(h)
3,219		Series 412, Class F2, VAR, 0.655%, 08/25/42	3,215
		Federal National Mortgage Association Trust,
445		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	510
419		Series 2003-W8, Class 2A, 7.000%, 10/25/42	481
428		Series 2003-W8, Class 3F1, VAR, 0.555%, 05/25/42	424

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
636	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	737
723	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	843
1,417	Series 2005-W3, Class 2AF, VAR, 0.376%, 03/25/45	1,413
574	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	647
3,039	Series 2005-W4, Class 3A, VAR, 2.215%, 06/25/35	3,115
793	Series 2006-W2, Class 1AF1, VAR, 0.376%, 02/25/46	783
	Government National Mortgage Association,
829	Series 1994-7, Class PQ, 6.500%, 10/16/24	958
273	Series 1999-4, Class ZB, 6.000%, 02/20/29	306
89	Series 1999-41, Class Z, 8.000%, 11/16/29	106
10	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	10
60	Series 1999-44, Class PC, 7.500%, 12/20/29	70
292	Series 1999-44, Class ZG, 8.000%, 12/20/29	348
269	Series 2000-7, Class ST, HB, IF, 38.707%, 01/16/30	504
122	Series 2000-9, Class Z, 8.000%, 06/20/30	147
644	Series 2000-9, Class ZJ, 8.500%, 02/16/30	776
450	Series 2000-10, Class ZP, 7.500%, 02/16/30	523
249	Series 2000-12, Class ST, HB, IF, 38.707%, 02/16/30	467
57	Series 2000-16, Class ZN, 7.500%, 02/16/30	58
583	Series 2000-21, Class Z, 9.000%, 03/16/30	704
39	Series 2000-36, Class HC, 7.330%, 11/20/30	45
21	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	5
948	Series 2001-21, Class PE, 6.500%, 05/16/31	1,089
165	Series 2001-31, Class SJ, HB, IF, 27.461%, 02/20/31	325
114	Series 2001-35, Class SA, IF, IO, 8.096%, 08/16/31	32
114	Series 2001-36, Class S, IF, IO, 7.895%, 08/16/31	31
248	Series 2001-53, Class SR, IF, IO, 7.996%, 10/20/31	17
38	Series 2001-55, Class SF, HB, IF, 25.727%, 11/20/31	71

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
513	Series 2002-4, Class TD, 7.000%, 01/20/32	580
115	Series 2002-7, Class PG, 6.500%, 01/20/32	131
486	Series 2002-24, Class AG, IF, IO, 7.796%, 04/16/32	117
126	Series 2002-24, Class SB, IF, 11.693%, 04/16/32	164
397	Series 2002-24, Class Z, 8.500%, 04/16/32	456
911	Series 2002-31, Class SE, IF, IO, 7.346%, 04/16/30	181
36	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	38
287	Series 2002-40, Class UK, 6.500%, 06/20/32	330
86	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	101
168	Series 2002-45, Class QE, 6.500%, 06/20/32	193
199	Series 2002-47, Class PG, 6.500%, 07/16/32	229
29	Series 2002-51, Class SG, HB, IF, 31.833%, 04/20/31	58
21	Series 2002-69, Class PO, PO, 02/20/32	21
151	Series 2002-70, Class PS, IF, IO, 7.546%, 08/20/32	16
1,021	Series 2003-11, Class SK, IF, IO, 7.545%, 02/16/33	216
3,646	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	130
25	Series 2003-24, Class PO, PO, 03/16/33	22
858	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	122
822	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	59
2,035	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,309
16	Series 2003-76, Class LS, IF, IO, 7.046%, 09/20/31	—	(h)
61	Series 2003-90, Class PO, PO, 10/20/33	51
829	Series 2003-112, Class SA, IF, IO, 6.396%, 12/16/33	177
2,351	Series 2003-112, Class TS, IF, IO, 6.796%, 10/20/32	192
2,360	Series 2004-11, Class SW, IF, IO, 5.346%, 02/20/34	289
54	Series 2004-15, Class SA, IF, 19.239%, 12/20/32	60
185	Series 2004-28, Class S, IF, 19.238%, 04/16/34	267

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
322	Series 2004-46, Class AO, PO, 06/20/34	296
1,794	Series 2004-59, Class SG, IF, IO, 6.346%, 07/20/34	336
120	Series 2004-68, Class PO, PO, 05/20/31	119
91	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	99
169	Series 2004-73, Class AE, IF, 14.536%, 08/17/34	207
2,771	Series 2004-73, Class JL, IF, IO, 6.396%, 09/16/34	504
238	Series 2004-85, Class PO, PO, 01/17/33	236
1,094	Series 2004-90, Class SI, IF, IO, 5.946%, 10/20/34	155
860	Series 2005-3, Class SB, IF, IO, 5.946%, 01/20/35	125
1,771	Series 2005-17, Class SL, IF, IO, 6.546%, 07/20/34	323
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	102
175	Series 2005-35, Class FL, VAR, 0.504%, 03/20/32	175
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	724
486	Series 2005-68, Class DP, IF, 16.061%, 06/17/35	608
2,227	Series 2005-68, Class KI, IF, IO, 6.146%, 09/20/35	358
567	Series 2005-69, Class SY, IF, IO, 6.596%, 11/20/33	91
1,587	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,804
892	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	176
407	Series 2006-16, Class OP, PO, 03/20/36	374
277	Series 2006-22, Class AO, PO, 05/20/36	246
255	Series 2006-34, Class PO, PO, 07/20/36	227
979	Series 2006-38, Class SG, IF, IO, 6.496%, 09/20/33	45
988	Series 2006-38, Class SW, IF, IO, 6.346%, 06/20/36	134
364	Series 2006-59, Class SD, IF, IO, 6.546%, 10/20/36	67
1,242	Series 2007-9, Class DI, IF, IO, 6.356%, 03/20/37	213
2,023	Series 2007-17, Class JI, IF, IO, 6.656%, 04/16/37	353
278	Series 2007-17, Class JO, PO, 04/16/37	256
195	Series 2007-25, Class FN, VAR, 0.455%, 05/16/37	195

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,301	Series 2007-26, Class SC, IF, IO, 6.046%, 05/20/37	204
3,264	Series 2007-26, Class SW, IF, IO, 6.046%, 05/20/37	513
342	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	29
62	Series 2007-28, Class BO, PO, 05/20/37	55
1,165	Series 2007-31, Class AO, PO, 05/16/37	1,048
67	Series 2007-36, Class HO, PO, 06/16/37	61
1,338	Series 2007-36, Class SE, IF, IO, 6.316%, 06/16/37	233
1,839	Series 2007-36, Class SG, IF, IO, 6.316%, 06/20/37	291
1,190	Series 2007-40, Class SD, IF, IO, 6.596%, 07/20/37	203
1,183	Series 2007-42, Class SB, IF, IO, 6.596%, 07/20/37	204
475	Series 2007-45, Class QA, IF, IO, 6.486%, 07/20/37	83
918	Series 2007-50, Class AI, IF, IO, 6.621%, 08/20/37	160
184	Series 2007-53, Class SW, IF, 19.743%, 09/20/37	259
1,282	Series 2007-57, Class PO, PO, 03/20/37	1,181
1,019	Series 2007-57, Class QA, IF, IO, 6.346%, 10/20/37	172
1,159	Series 2007-71, Class SB, IF, IO, 6.546%, 07/20/36	124
2,537	Series 2007-74, Class SL, IF, IO, 6.386%, 11/16/37	447
954	Series 2007-76, Class SA, IF, IO, 6.376%, 11/20/37	165
1,480	Series 2007-79, Class SY, IF, IO, 6.396%, 12/20/37	250
509	Series 2007-81, Class SP, IF, IO, 6.496%, 12/20/37	88
400	Series 2007-82, Class SA, IF, IO, 6.376%, 12/20/37	69
194	Series 2008-1, Class PO, PO, 01/20/38	172
688	Series 2008-2, Class MS, IF, IO, 7.005%, 01/16/38	120
524	Series 2008-10, Class S, IF, IO, 5.676%, 02/20/38	81
2,031	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	410
423	Series 2008-20, Class PO, PO, 09/20/37	393
198	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	9

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,087	Series 2008-25, Class SB, IF, IO, 6.746%, 03/20/38	182
378	Series 2008-29, Class PO, PO, 02/17/33	368
1,178	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	186
422	Series 2008-33, Class XS, IF, IO, 7.545%, 04/16/38	80
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,678
1,175	Series 2008-36, Class SH, IF, IO, 6.146%, 04/20/38	168
3,483	Series 2008-40, Class SA, IF, IO, 6.246%, 05/16/38	775
1,147	Series 2008-41, Class SA, IF, IO, 6.186%, 05/20/38	178
553	Series 2008-47, Class V, 5.500%, 05/16/19	614
666	Series 2008-55, Class SA, IF, IO, 6.046%, 06/20/38	104
498	Series 2008-60, Class PO, PO, 01/20/38	484
3,424	Series 2008-62, Class SA, IF, IO, 5.996%, 07/20/38	540
1,524	Series 2008-64, Class ED, 6.500%, 04/20/28	1,742
273	Series 2008-71, Class SC, IF, IO, 5.846%, 08/20/38	38
916	Series 2008-93, Class AS, IF, IO, 5.546%, 12/20/38	136
2,558	Series 2008-95, Class DS, IF, IO, 7.146%, 12/20/38	444
702	Series 2008-96, Class SL, IF, IO, 5.846%, 12/20/38	96
1,098	Series 2009-6, Class SA, IF, IO, 5.946%, 02/16/39	171
1,531	Series 2009-10, Class SA, IF, IO, 5.796%, 02/20/39	210
1,267	Series 2009-10, Class SL, IF, IO, 6.346%, 03/16/34	129
4,954	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	875
883	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	186
974	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	209
904	Series 2009-24, Class DS, IF, IO, 6.146%, 03/20/39	102
634	Series 2009-25, Class SE, IF, IO, 7.446%, 09/20/38	117
386	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	73

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
830	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	166
82	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	1
1,968	Series 2009-42, Class SC, IF, IO, 5.926%, 06/20/39	278
998	Series 2009-43, Class SA, IF, IO, 5.796%, 06/20/39	138
470	Series 2009-44, Class VA, 5.500%, 05/16/20	478
1,937	Series 2009-64, Class SN, IF, IO, 5.946%, 07/16/39	292
445	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	74
1,638	Series 2009-67, Class SA, IF, IO, 5.896%, 08/16/39	235
2,403	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	372
436	Series 2009-79, Class OK, PO, 11/16/37	398
2,040	Series 2009-83, Class TS, IF, IO, 5.946%, 08/20/39	284
3,872	Series 2009-102, Class SM, IF, IO, 6.246%, 06/16/39	462
1,274	Series 2009-104, Class AB, 7.000%, 08/16/39	1,497
2,661	Series 2009-106, Class AS, IF, IO, 6.246%, 11/16/39	459
2,922	Series 2009-106, Class ST, IF, IO, 5.846%, 02/20/38	418
2,139	Series 2009-121, Class VA, 5.500%, 11/20/20	2,363
330	Series 2010-14, Class AO, PO, 12/20/32	322
388	Series 2010-14, Class BO, PO, 11/20/35	355
2,499	Series 2010-14, Class CO, PO, 08/20/35	2,135
1,997	Series 2010-14, Class QP, 6.000%, 12/20/39	2,122
2,737	Series 2010-41, Class WA, VAR, 5.836%, 10/20/33	3,108
1,421	Series 2010-103, Class WA, VAR, 5.743%, 08/20/34	1,584
1,623	Series 2010-129, Class AW, VAR, 6.121%, 04/20/37	1,825
1,534	Series 2010-130, Class CP, 7.000%, 10/16/40	1,799
4,204	Series 2010-157, Class OP, PO, 12/20/40	3,459
30,026	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	33,809
3,906	Series 2011-22, Class WA, VAR, 5.958%, 02/20/37	4,294

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,791	Series 2011-97, Class WA, VAR, 6.091%, 11/20/38	5,379
6,531	Series 2011-137, Class WA, VAR, 5.522%, 07/20/40	7,145
4,556	Series 2011-163, Class WA, VAR, 5.833%, 12/20/38	4,988
7,766	Series 2012-24, Class WA, VAR, 5.614%, 07/20/41	8,668
8,795	Series 2012-52, Class WA, VAR, 6.135%, 04/20/38	9,718
2,361	Series 2012-59, Class WA, VAR, 5.583%, 08/20/38	2,559
11,987	Series 2012-138, Class PT, VAR, 3.946%, 11/16/42	12,260
12,136	Series 2012-141, Class WA, VAR, 4.540%, 11/16/41	13,125
11,420	Series 2012-141, Class WB, VAR, 3.972%, 09/16/42	12,031
6,897	Series 2012-141, Class WC, VAR, 3.758%, 01/20/42	7,173
23,370	Series 2012-H10, Class FA, VAR, 0.704%, 12/20/61	23,319
8,943	Series 2012-H15, Class FA, VAR, 0.618%, 05/20/62	8,960
5,532	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,554
18,738	Series 2012-H21, Class CF, VAR, 0.868%, 05/20/61	18,790
19,671	Series 2012-H21, Class DF, VAR, 0.818%, 05/20/61	19,698
9,728	Series 2012-H22, Class FD, VAR, 0.638%, 01/20/61	9,692
14,294	Series 2012-H24, Class FA, VAR, 0.618%, 03/20/60	14,319
9,629	Series 2012-H24, Class FD, VAR, 0.758%, 09/20/62	9,626
20,112	Series 2012-H24, Class FE, VAR, 0.768%, 10/20/62	20,113
7,188	Series 2012-H24, Class FG, VAR, 0.598%, 04/20/60	7,200
7,800	Series 2012-H26, Class JA, VAR, 0.718%, 10/20/61	7,788
14,593	Series 2012-H26, Class MA, VAR, 0.718%, 07/20/62	14,573
8,560	Series 2012-H27, Class FB, VAR, 0.668%, 10/20/62	8,539
11,331	Series 2012-H28, Class FA, VAR, 0.748%, 09/20/62	11,324

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
4,914		Series 2012-H30, Class JA, VAR, 0.648%, 01/20/60	4,928
4,955		Series 2012-H30, Class PA, VAR, 0.618%, 11/20/59	4,964
10,886		Series 2012-H31, Class FD, VAR, 0.508%, 12/20/62	10,763
4,358		Series 2013-26, Class AK, VAR, 4.664%, 09/20/41	4,765
5,336		Series 2013-54, Class WA, VAR, 4.708%, 11/20/42	5,847
1,740		Series 2013-75, Class WA, VAR, 5.240%, 06/20/40	1,942
11,795		Series 2013-H01, Class FA, 1.650%, 01/20/63	11,581
5,837		Series 2013-H01, Class JA, VAR, 0.488%, 01/20/63	5,757
6,774		Series 2013-H01, Class TA, VAR, 0.668%, 01/20/63	6,756
1,536		Series 2013-H02, Class HF, VAR, 0.468%, 11/20/62	1,535
6,796		Series 2013-H03, Class FA, VAR, 0.468%, 08/20/60	6,791
15,545		Series 2013-H04, Class BA, 1.650%, 02/20/63	15,251
4,659		Series 2013-H04, Class SA, VAR, 0.588%, 02/20/63	4,611
1,955		Series 2013-H05, Class FB, VAR, 0.568%, 02/20/62	1,943
2,885		Series 2013-H07, Class GA, VAR, 0.638%, 03/20/63	2,866
7,191		Series 2013-H07, Class HA, VAR, 0.578%, 03/20/63	7,121
13,434		Series 2013-H07, Class JA, 1.750%, 03/20/63	13,217
4,898		Series 2013-H07, Class MA, VAR, 0.718%, 04/20/62	4,890
5,594		Series 2013-H08, Class FC, VAR, 0.618%, 02/20/63	5,553
5,967		Series 2013-H09, Class HA, 1.650%, 04/20/63	5,846
		NCUA Guaranteed Notes Trust,
7,716		Series 2010-C1, Class APT, 2.650%, 10/29/20	7,959
2,967		Series 2010-R3, Class 1A, VAR, 0.718%, 12/08/20	2,992
—	(h)	Series 2010-R3, Class 3A, 2.400%, 12/08/20	—	(h)
		Vendee Mortgage Trust,
4,116		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,549

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
564	Series 1996-1, Class 1Z, 6.750%, 02/15/26	651
320	Series 1996-2, Class 1Z, 6.750%, 06/15/26	372
634	Series 1997-1, Class 2Z, 7.500%, 02/15/27	754
472	Series 1998-1, Class 2E, 7.000%, 03/15/28	552

		1,043,404

	Non-Agency CMO — 16.7%
	AJAX Mortgage Loan Trust,
5,279	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	5,223
3,076	Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	3,105
	Alternative Loan Trust,
110	Series 2002-8, Class A4, 6.500%, 07/25/32	113
642	Series 2002-11, Class M, 6.500%, 10/25/32	628
215	Series 2003-6T2, Class A6, 5.500%, 06/25/33	208
138	Series 2003-J1, Class PO, PO, 10/25/33	126
1,832	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,853
377	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	384
64	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	66
1,264	Series 2005-1CB, Class 1A6, IF, IO, 6.945%, 03/25/35	259
6,255	Series 2005-20CB, Class 3A8, IF, IO, 4.595%, 07/25/35	750
4,254	Series 2005-22T1, Class A2, IF, IO, 4.915%, 06/25/35	522
192	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	156
8,351	Series 2005-37T1, Class A2, IF, IO, 4.894%, 09/25/35	1,193
1,538	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,416
9,161	Series 2005-54CB, Class 1A2, IF, IO, 4.695%, 11/25/35	1,079
43	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	45
1,067	Series 2005-57CB, Class 3A2, IF, IO, 4.944%, 12/25/35	150
685	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	628

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
827	Series 2005-86CB, Class A11, 5.500%, 02/25/36	722
2,744	Series 2005-J1, Class 1A4, IF, IO, 4.944%, 02/25/35	281
20,902	Series 2006-7CB, Class 1A2, IF, IO, 5.145%, 05/25/36	3,264
882	Series 2006-26CB, Class A9, 6.500%, 09/25/36	728
44	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	44
	American General Mortgage Loan Trust,
705	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	729
3,869	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,921
383	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	387
1,346	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,373
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,960
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	926
	ASG Resecuritization Trust,
640	Series 2009-1, Class A60, VAR, 2.189%, 06/26/37 (e)	629
342	Series 2009-2, Class A55, VAR, 4.868%, 05/24/36 (e)	346
1,288	Series 2009-2, Class G60, VAR, 4.868%, 05/24/36 (e)	1,339
2,333	Series 2009-3, Class A65, VAR, 2.250%, 03/26/37 (e)	2,327
1,581	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	1,652
850	Series 2010-1, Class A85, VAR, 0.554%, 02/27/36 (e)	829
4,124	Series 2010-2, Class A60, VAR, 1.864%, 01/28/37 (e)	4,050
129	Series 2010-3, Class 2A22, VAR, 0.342%, 10/28/36 (e)	128
66	Series 2010-4, Class 2A20, VAR, 0.346%, 11/28/36 (e)	66
770	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	797
1,992	Series 2011-1, Class 3A50, VAR, 4.785%, 11/28/35 (e)	1,952
649	Series 2011-2, Class A48S, HB, IF, 23.669%, 02/28/36 (e)	798

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Banc of America Alternative Loan Trust,
212	Series 2003-3, Class APO, PO, 05/25/33	178
875	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	911
892	Series 2003-7, Class 2A4, 5.000%, 09/25/18	905
236	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	243
525	Series 2003-11, Class 2A1, 6.000%, 01/25/34	558
264	Series 2003-11, Class PO, PO, 01/25/34	221
693	Series 2004-1, Class 1A1, 6.000%, 02/25/34	735
155	Series 2004-1, Class 5A1, 5.500%, 02/25/19	159
1	Series 2004-6, Class 3A2, 6.000%, 07/25/34	1
2,903	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	644
2,412	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	554
6,547	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	6,511
	Banc of America Funding Trust,
185	Series 2004-1, Class PO, PO, 03/25/34	170
966	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,015
692	Series 2004-C, Class 1A1, VAR, 5.082%, 12/20/34	691
1,028	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	156
182	Series 2005-4, Class 30PO, PO, 08/25/35	147
617	Series 2005-6, Class 2A7, 5.500%, 10/25/35	619
74	Series 2005-7, Class 30PO, PO, 11/25/35	57
356	Series 2005-8, Class 30PO, PO, 01/25/36	272
1,989	Series 2005-E, Class 4A1, VAR, 2.663%, 03/20/35	2,003
1,463	Series 2010-R11A, Class 1A6, VAR, 5.158%, 08/26/35 (e)	1,501
837	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	869
	Banc of America Mortgage Trust,
801	Series 2003-3, Class 1A7, 5.500%, 05/25/33	835
154	Series 2003-3, Class 2A1, VAR, 0.705%, 05/25/18	148

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
315	Series 2003-6, Class 2A1, VAR, 0.605%, 08/25/18	312
283	Series 2003-8, Class 2A5, 5.000%, 11/25/18	291
121	Series 2003-8, Class APO, PO, 11/25/33	104
136	Series 2003-9, Class 1A2, PO, 12/25/33	115
804	Series 2003-A, Class 4A1, VAR, 2.728%, 02/25/33	804
503	Series 2003-C, Class 3A1, VAR, 2.816%, 04/25/33	513
1,262	Series 2003-E, Class 2A2, VAR, 2.948%, 06/25/33	1,269
1,173	Series 2003-J, Class 3A2, VAR, 2.748%, 11/25/33	1,187
933	Series 2004-3, Class 15IO, IO, VAR, 0.069%, 04/25/19	4
1,150	Series 2004-3, Class 1A26, 5.500%, 04/25/34	1,190
117	Series 2004-4, Class APO, PO, 05/25/34	102
9,555	Series 2004-5, Class 15IO, IO, VAR, 0.225%, 06/25/19	35
1,315	Series 2004-6, Class 1A3, 5.500%, 05/25/34	1,383
115	Series 2004-6, Class APO, PO, 07/25/34	95
65	Series 2004-9, Class 3A1, 6.500%, 09/25/32	68
787	Series 2004-C, Class 2A2, VAR, 2.913%, 04/25/34	798
883	Series 2004-J, Class 3A1, VAR, 2.905%, 11/25/34	884
	BCAP LLC Trust,
334	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	342
815	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	851
2,000	Series 2009-RR14, Class 3A2, VAR, 2.596%, 08/26/35 (e)	2,014
185	Series 2009-RR14, Class 4A1, VAR, 2.532%, 03/26/36 (e)	185
890	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	914
518	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	525
915	Series 2010-RR12, Class 4A5, VAR, 2.678%, 10/26/36 (e)	922
292	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	292
1,930	Series 2010-RR5, Class 2A5, VAR, 5.350%, 04/26/37 (e)	1,962

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
—	(h)	Series 2010-RR6, Class 5A1, VAR, 4.553%, 11/26/37 (e)	—	(h)
120		Series 2010-RR7, Class 15A1, VAR, 0.954%, 01/26/36 (e)	121
774		Series 2010-RR7, Class 16A1, VAR, 0.831%, 02/26/47 (e)	756
917		Series 2010-RR7, Class 1A5, VAR, 4.987%, 04/26/35 (e)	899
4,879		Series 2010-RR7, Class 2A1, VAR, 2.257%, 07/26/45 (e)	4,731
469		Series 2010-RR8, Class 3A3, VAR, 5.043%, 05/26/35 (e)	479
1,500		Series 2010-RR8, Class 3A4, VAR, 5.043%, 05/26/35 (e)	1,426
831		Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	835
1,203		Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,225
2,475		Series 2011-RR10, Class 2A1, VAR, 0.943%, 09/26/37 (e)	2,258
1,756		Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,812
1,916		Series 2011-RR5, Class 11A3, VAR, 0.305%, 05/28/36 (e)	1,790
704		Series 2011-RR5, Class 14A3, VAR, 2.646%, 07/26/36 (e)	702
1,445		Series 2012-RR1, Class 5A1, VAR, 13.927%, 07/26/37 (e)	1,527
5,050		Series 2012-RR10, Class 1A1, VAR, 0.385%, 02/26/37 (e)	4,768
4,099		Series 2012-RR10, Class 3A1, VAR, 0.345%, 05/26/36 (e)	3,863
2,587		Series 2012-RR2, Class 1A1, VAR, 0.326%, 08/26/36 (e)	2,511
3,350		Series 2012-RR3, Class 2A5, VAR, 2.188%, 05/26/37 (e)	3,357
2,046		Series 2012-RR4, Class 8A3, VAR, 0.384%, 06/26/47 (e)	1,940
684		Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.655%, 03/25/35	659
		Bear Stearns ARM Trust,
481		Series 2003-4, Class 3A1, VAR, 2.465%, 07/25/33	480
200		Series 2003-7, Class 3A, VAR, 2.467%, 10/25/33	200
663		Series 2004-1, Class 12A1, VAR, 2.722%, 04/25/34	665
416		Series 2004-2, Class 14A, VAR, 4.290%, 05/25/34	415

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,400	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	1,422
2,171	Series 2006-1, Class A1, VAR, 2.380%, 02/25/36	2,146
1,000	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	1,053
482	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	483
117	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	107
	Chase Mortgage Finance Trust,
307	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	318
4,657	Series 2007-A1, Class 1A3, VAR, 2.692%, 02/25/37	4,687
406	Series 2007-A1, Class 2A1, VAR, 2.706%, 02/25/37	404
508	Series 2007-A1, Class 7A1, VAR, 2.683%, 02/25/37	501
969	Series 2007-A1, Class 9A1, VAR, 2.668%, 02/25/37	962
1,002	Series 2007-A2, Class 2A1, VAR, 2.655%, 07/25/37	1,010
	CHL Mortgage Pass-Through Trust,
664	Series 2002-36, Class A22, 6.000%, 01/25/33	680
92	Series 2003-18, Class A12, 5.500%, 07/25/33	96
375	Series 2003-26, Class 1A6, 3.500%, 08/25/33	380
1,656	Series 2003-39, Class A6, 5.000%, 10/25/33	1,730
20	Series 2003-44, Class A9, PO, 10/25/33	20
43	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	44
1,103	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	1,156
128	Series 2003-J7, Class 4A3, IF, 9.571%, 08/25/18	134
561	Series 2004-3, Class A26, 5.500%, 04/25/34	586
121	Series 2004-3, Class PO, PO, 04/25/34	102
1,576	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,681
182	Series 2004-7, Class 2A1, VAR, 2.682%, 06/25/34	178

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
920	Series 2004-13, Class 1A4, 5.500%, 08/25/34	981
273	Series 2004-HYB1, Class 2A, VAR, 2.597%, 05/20/34	260
1,035	Series 2004-HYB3, Class 2A, VAR, 2.500%, 06/20/34	985
692	Series 2004-HYB6, Class A3, VAR, 2.537%, 11/20/34	654
185	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	189
471	Series 2005-16, Class A23, 5.500%, 09/25/35	457
1,844	Series 2005-22, Class 2A1, VAR, 2.587%, 11/25/35	1,533
5,305	Series 2007-4, Class 1A52, IF, IO, 5.245%, 05/25/37	641
120	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	102
	Citigroup Mortgage Loan Trust,
2,344	Series 2008-AR4, Class 1A1A, VAR, 2.704%, 11/25/38 (e)	2,363
1,578	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,674
1,224	Series 2009-10, Class 1A1, VAR, 2.420%, 09/25/33 (e)	1,248
1,222	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,279
1,654	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,746
467	Series 2010-7, Class 10A1, VAR, 2.611%, 02/25/35 (e)	472
6,630	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	6,841
6,710	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	6,955
854	Series 2011-10, Class 4A1, VAR, 0.348%, 02/25/46 (e)	825
	Citigroup Mortgage Loan Trust, Inc.,
285	Series 2003-1, Class 2A5, 5.250%, 10/25/33	296
138	Series 2003-1, Class PO3, PO, 09/25/33	115
23	Series 2003-1, Class WA2, 6.500%, 06/25/31	24
24	Series 2003-1, Class WPO2, PO, 06/25/31	21
69	Series 2003-UP3, Class A3, 7.000%, 09/25/33	71
127	Series 2003-UST1, Class A1, 5.500%, 12/25/18	132

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
20	Series 2003-UST1, Class PO1, PO, 12/25/18	19
3	Series 2003-UST1, Class PO2, PO, 12/25/18	3
12	Series 2003-UST1, Class PO3, PO, 12/25/18	12
498	Series 2004-UST1, Class A3, VAR, 2.311%, 08/25/34	506
266	Series 2004-UST1, Class A6, VAR, 3.444%, 08/25/34	259
315	Series 2005-1, Class 2A1A, VAR, 2.676%, 04/25/35	252
882	Series 2005-2, Class 2A11, 5.500%, 05/25/35	910
870	Series 2005-5, Class 1A2, VAR, 2.803%, 08/25/35	643
2,278	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	2,221
	Credit Suisse First Boston Mortgage Securities Corp.,
1,118	Series 2003-1, Class DB1, VAR, 6.687%, 02/25/33	1,132
545	Series 2003-21, Class 1A4, 5.250%, 09/25/33	571
1,836	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,882
788	Series 2003-27, Class 5A4, 5.250%, 11/25/33	806
615	Series 2003-29, Class 1A1, 6.500%, 12/25/33	669
437	Series 2003-29, Class 5A1, 7.000%, 12/25/33	475
858	Series 2003-AR15, Class 3A1, VAR, 2.806%, 06/25/33	850
817	Series 2004-4, Class 2A4, 5.500%, 09/25/34	893
546	Series 2004-5, Class 3A1, 5.250%, 08/25/19	562
974	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,055
2,252	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	507
1,698	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	331
1,435	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,505
	CSMC,
422	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	437
15,611	Series 2010-11R, Class A6, VAR, 1.159%, 06/28/47 (e)	14,915

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
184	Series 2010-12R, Class 14A1, VAR, 2.524%, 09/26/46 (e)	183
359	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	362
1,441	Series 2011-1R, Class A1, VAR, 1.154%, 02/27/47 (e)	1,439
948	Series 2011-6R, Class 3A1, VAR, 2.702%, 07/28/36 (e)	953
750	Series 2011-7R, Class A1, VAR, 1.405%, 08/28/47 (e)	749
3,132	Series 2011-9R, Class A1, VAR, 2.154%, 03/27/46 (e)	3,148
2,603	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	2,633
1,470	Series 2012-2R, Class 2A1, VAR, 2.569%, 03/27/47 (e)	1,449
3,244	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	3,232
	CSMC Trust,
1,150	Series 2010-16, Class A3, VAR, 3.634%, 06/25/50 (e)	1,141
2,250	Series 2010-16, Class A4, VAR, 3.634%, 06/25/50 (e)	2,204
534	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.698%, 02/25/20	553
189	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.615%, 04/26/37 (e)	187
	First Horizon Alternative Mortgage Securities Trust,
1,318	Series 2004-AA4, Class A1, VAR, 2.230%, 10/25/34	1,307
375	Series 2005-AA5, Class 1A2, VAR, 2.250%, 07/25/35	30
726	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	648
8,894	Series 2007-FA4, Class 1A2, IF, IO, 5.495%, 08/25/37	1,758
	First Horizon Mortgage Pass-Through Trust,
68	Series 2003-7, Class 2A1, 4.500%, 09/25/18	70
75	Series 2003-8, Class 2A1, 4.500%, 09/25/18	76
1,592	Series 2003-9, Class 1A6, 5.500%, 11/25/33	1,675
411	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	411

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
520	Series 2004-AR7, Class 2A2, VAR, 2.556%, 02/25/35	517
1,059	Series 2005-AR1, Class 2A2, VAR, 2.593%, 04/25/35	1,079
679	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	683
	GMACM Mortgage Loan Trust,
565	Series 2003-AR1, Class A4, VAR, 2.986%, 10/19/33	560
1,721	Series 2003-AR2, Class 2A4, VAR, 2.853%, 12/19/33	1,740
79	Series 2003-J7, Class A10, 5.500%, 11/25/33	83
562	Series 2003-J7, Class A7, 5.000%, 11/25/33	580
90	Series 2003-J8, Class A, 5.250%, 12/25/33	95
810	Series 2004-J1, Class A20, 5.500%, 04/25/34	878
1,762	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,852
509	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	524
3,082	Series 2005-AR3, Class 3A4, VAR, 2.963%, 06/19/35	2,988
	GSMPS Mortgage Loan Trust,
562	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	591
267	Series 2004-4, Class 1AF, VAR, 0.555%, 06/25/34 (e)	231
535	Series 2005-RP2, Class 1AF, VAR, 0.505%, 03/25/35 (e)	452
3,155	Series 2005-RP3, Class 1AF, VAR, 0.505%, 09/25/35 (e)	2,695
1,434	Series 2005-RP3, Class 1AS, IO, VAR, 4.875%, 09/25/35 (e)	203
3,039	Series 2006-RP2, Class 1AS2, IF, IO, 4.898%, 04/25/36 (e)	414
	GSR Mortgage Loan Trust,
206	Series 2003-13, Class 1A1, VAR, 2.566%, 10/25/33	210
97	Series 2003-6F, Class A2, VAR, 0.555%, 09/25/32	92
915	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	941
85	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	92
1,425	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,525

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
2,249		Series 2004-8F, Class 2A3, 6.000%, 09/25/34	2,345
364		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	361
304		Series 2005-5F, Class 8A3, VAR, 0.655%, 06/25/35	293
2,701		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,818
450		Series 2006-1F, Class 1AP, PO, 02/25/36	327
6,289		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	5,845
2,054		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,053
5,019		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,907
320		Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.936%, 04/25/35	278
924		Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	942
		Impac Secured Assets Trust,
—	(h)	Series 2006-1, Class 2A1, VAR, 0.506%, 05/25/36	—	(h)
1,726		Series 2006-2, Class 2A1, VAR, 0.506%, 08/25/36	1,688
		IndyMac INDX Mortgage Loan Trust,
6,736		Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	2
252		Series 2006-AR3, Class 2A1A, VAR, 2.532%, 03/25/36	186
		JP Morgan Mortgage Trust,
449		Series 2004-A3, Class 4A1, VAR, 2.755%, 07/25/34	463
408		Series 2004-A4, Class 1A1, VAR, 2.770%, 09/25/34	419
178		Series 2004-S1, Class 1A7, 5.000%, 09/25/34	186
977		Series 2005-A1, Class 3A4, VAR, 3.478%, 02/25/35	995
1,650		Series 2006-A2, Class 4A1, VAR, 2.733%, 08/25/34	1,650
1,377		Series 2006-A2, Class 5A2, VAR, 2.546%, 11/25/33	1,374
2,492		Series 2006-A2, Class 5A3, VAR, 2.546%, 11/25/33	2,494
582		Series 2006-A3, Class 6A1, VAR, 2.757%, 08/25/34	589
600		Series 2007-A1, Class 5A2, VAR, 2.667%, 07/25/35	602

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
474	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	473
25	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	25
	Lehman Mortgage Trust,
728	Series 2006-2, Class 1A1, VAR, 6.264%, 04/25/36	686
527	Series 2007-6, Class 1A8, 6.000%, 07/25/37	477
1,041	Series 2008-2, Class 1A6, 6.000%, 03/25/38	966
	LVII Resecuritization Trust,
3,000	Series 2009-2, Class M3, VAR, 5.215%, 09/27/37 (e)	3,079
1,200	Series 2009-3, Class M3, VAR, 5.220%, 11/27/37 (e)	1,223
1,377	Series 2009-3, Class M4, VAR, 5.220%, 11/27/37 (e)	1,438
	MASTR Adjustable Rate Mortgages Trust,
191	Series 2004-3, Class 4A2, VAR, 2.364%, 04/25/34	189
51	Series 2004-4, Class 2A1, VAR, 1.963%, 05/25/34	45
445	Series 2004-13, Class 2A1, VAR, 2.648%, 04/21/34	462
2,338	Series 2004-13, Class 3A7, VAR, 2.629%, 11/21/34	2,389
275	Series 2004-15, Class 3A1, VAR, 2.888%, 12/25/34	273
	MASTR Alternative Loan Trust,
298	Series 2003-4, Class 2A1, 6.250%, 06/25/33	316
280	Series 2003-8, Class 3A1, 5.500%, 12/25/33	297
503	Series 2003-8, Class 5A1, 5.000%, 11/25/18	527
130	Series 2003-9, Class 8A1, 6.000%, 01/25/34	136
110	Series 2004-1, Class 30PO, PO, 02/25/34	87
544	Series 2004-3, Class 2A1, 6.250%, 04/25/34	576
245	Series 2004-3, Class 30PO, PO, 04/25/34	188
247	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	58
336	Series 2004-5, Class 30PO, PO, 06/25/34	316
150	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	29

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
143	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	28
1,415	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,488
126	Series 2004-7, Class 30PO, PO, 08/25/34	101
527	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	96
274	Series 2004-10, Class 1A1, 4.500%, 09/25/19	279
2,597	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	670
	MASTR Asset Securitization Trust,
183	Series 2003-2, Class 1A1, 5.000%, 03/25/18	184
68	Series 2003-2, Class 2A1, 4.500%, 03/25/18	68
461	Series 2003-3, Class 3A18, 5.500%, 04/25/33	477
58	Series 2003-4, Class 3A2, 5.000%, 05/25/18	59
114	Series 2003-4, Class 5A1, 5.500%, 05/25/33	118
127	Series 2003-8, Class 1A1, 5.500%, 09/25/33	131
126	Series 2003-9, Class 15PO, PO, 10/25/18	120
17	Series 2003-10, Class 15PO, PO, 11/25/18	16
11	Series 2003-11, Class 15PO, PO, 12/25/18	11
220	Series 2003-12, Class 6A1, 5.000%, 12/25/33	228
68	Series 2004-1, Class 30PO, PO, 02/25/34	56
70	Series 2004-3, Class PO, PO, 03/25/34	63
77	Series 2004-4, Class 3A1, 4.500%, 04/25/19	78
61	Series 2004-8, Class 1A1, 4.750%, 08/25/19	63
72	Series 2004-8, Class PO, PO, 08/25/19	66
58	Series 2004-9, Class 5A1, 5.250%, 09/25/19	60
831	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	897
2,830	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.505%, 05/25/35 (e)	2,407
1,132	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	905
	Merrill Lynch Mortgage Investors Trust,
653	Series 2003-A, Class 2A2, VAR, 1.217%, 03/25/28	654
197	Series 2003-A4, Class 2A, VAR, 2.641%, 07/25/33	203

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
698		Series 2003-A5, Class 2A6, VAR, 2.356%, 08/25/33	710
625		Series 2003-E, Class A1, VAR, 0.776%, 10/25/28	615
2,839		Series 2003-F, Class A1, VAR, 0.796%, 10/25/28	2,839
910		Series 2004-1, Class 2A1, VAR, 2.146%, 12/25/34	919
1,007		Series 2004-A4, Class A2, VAR, 2.490%, 08/25/34	1,038
1,129		Series 2004-D, Class A2, VAR, 1.117%, 09/25/29	1,106
802		Series 2004-E, Class A2A, VAR, 1.072%, 11/25/29	778
115		Series 2005-A1, Class 3A, VAR, 2.556%, 12/25/34	116
—	(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	—	(h)
21		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	23
1,080		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.701%, 04/25/34	1,141
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,342.500%, 04/20/21	2
		MortgageIT Trust,
633		Series 2005-1, Class 1A1, VAR, 0.476%, 02/25/35	614
250		Series 2005-5, Class A1, VAR, 0.416%, 12/25/35	232
580		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	592
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
147		Series 2003-A1, Class A1, 5.500%, 05/25/33	151
49		Series 2003-A1, Class A2, 6.000%, 05/25/33	50
42		Series 2003-A1, Class A5, 7.000%, 04/25/33	44
12		Series 2003-A1, Class A7, 5.000%, 04/25/18	12
1,974		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.560%, 03/26/36 (e)	1,975
		Prime Mortgage Trust,
74		Series 2004-1, Class 2A3, 5.250%, 08/25/34	77
958		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,009

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
471	Series 2005-4, Class 2PO, PO, 10/25/35	165
715	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.575%, 05/25/35	731
	RALI Trust,
112	Series 2001-QS19, Class A2, 6.000%, 12/25/16	113
33	Series 2002-QS16, Class A3, IF, 16.298%, 10/25/17	35
955	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	999
229	Series 2003-QR24, Class A5, 4.000%, 07/25/33	233
104	Series 2003-QS1, Class A6, 4.250%, 01/25/33	104
362	Series 2003-QS12, Class A2A, IF, IO, 7.445%, 06/25/18	37
159	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	11
3,052	Series 2003-QS13, Class A2, 4.000%, 07/25/33	2,857
778	Series 2003-QS13, Class A5, VAR, 0.806%, 07/25/33	742
4,623	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	77
594	Series 2003-QS14, Class A1, 5.000%, 07/25/18	605
451	Series 2003-QS18, Class A1, 5.000%, 09/25/18	462
594	Series 2003-QS19, Class A1, 5.750%, 10/25/33	645
122	Series 2003-QS3, Class A2, IF, 16.158%, 02/25/18	132
130	Series 2003-QS3, Class A8, IF, IO, 7.445%, 02/25/18	6
289	Series 2003-QS9, Class A3, IF, IO, 7.395%, 05/25/18	32
878	Series 2004-QA4, Class NB3, VAR, 3.770%, 09/25/34	861
315	Series 2004-QA6, Class NB2, VAR, 2.977%, 12/26/34	279
93	Series 2004-QS10, Class A6, 6.000%, 07/25/34	94
1,707	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,750
256	Series 2005-QA10, Class A31, VAR, 3.537%, 09/25/35	214
1,820	Series 2005-QA6, Class A32, VAR, 3.685%, 05/25/35	1,360

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
477	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	384
	RBSSP Resecuritization Trust,
978	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,054
330	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	352
175	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	177
679	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	700
994	Series 2009-12, Class 1A1, VAR, 5.984%, 11/25/33 (e)	1,063
1,306	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,335
2,010	Series 2012-3, Class 3A1, VAR, 0.305%, 09/26/36 (e)	1,899
9,804	Series 2012-6, Class 2A1, VAR, 0.316%, 10/26/36 (e) (i)	9,273
	Residential Asset Securitization Trust,
34	Series 2002-A13, Class A4, 5.250%, 12/25/17	35
212	Series 2003-A13, Class A3, 5.500%, 01/25/34	217
52	Series 2003-A14, Class A1, 4.750%, 02/25/19	54
384	Series 2003-A5, Class A1, 5.500%, 06/25/33	408
670	Series 2004-IP2, Class 1A1, VAR, 2.476%, 12/25/34	681
2,476	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	525
5,203	Series 2005-A2, Class A4, IF, IO, 4.894%, 03/25/35	715
843	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	773
592	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	488
	RFMSI Trust,
1,083	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,091
95	Series 2003-S14, Class A4, PO, 07/25/18	90
239	Series 2003-S16, Class A3, 5.000%, 09/25/18	240
283	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	289
727	Series 2003-S4, Class A4, 5.750%, 03/25/33	747
266	Series 2004-S6, Class 2A6, PO, 06/25/34	236

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
675	Series 2005-SA4, Class 1A1, VAR, 2.849%, 09/25/35	567
	RFSC Trust,
7	Series 2002-RM1, Class API, PO, 12/25/17	6
20	Series 2003-RM2, Class AP-3, PO, 05/25/33	17
2,288	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	2,412
	Salomon Brothers Mortgage Securities VII, Inc.,
898	Series 2003-HYB1, Class A, VAR, 2.618%, 09/25/33	918
34	Series 2003-UP2, Class PO1, PO, 12/25/18	30
	Sequoia Mortgage Trust,
1,213	Series 2003-1, Class 1A, VAR, 0.914%, 04/20/33	1,210
1,532	Series 2004-8, Class A1, VAR, 0.854%, 09/20/34	1,456
1,553	Series 2004-8, Class A2, VAR, 1.135%, 09/20/34	1,492
4,396	Series 2004-9, Class A1, VAR, 0.494%, 10/20/34	4,155
1,291	Series 2004-10, Class A1A, VAR, 0.464%, 11/20/34	1,293
	Springleaf Mortgage Loan Trust,
2,000	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,074
2,650	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,867
993	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	1,014
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,619
4,623	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	4,707
2,500	Series 2012-2A, Class M2, VAR, 4.610%, 10/25/57 (e)	2,559
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,193
6,982	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	6,969
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,050
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,385
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	943
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	442
6,504	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	6,479

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,563
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,753
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,219
3,052	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,044
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,469
1,563	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.782%, 06/25/34	1,550
	Structured Asset Mortgage Investments II Trust,
1,674	Series 2004-AR5, Class 1A1, VAR, 0.814%, 10/19/34	1,593
3,329	Series 2005-AR5, Class A3, VAR, 0.403%, 07/19/35	3,306
2,583	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.611%, 12/25/33	2,604
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
142	Series 2003-16, Class A3, VAR, 0.655%, 06/25/33	140
299	Series 2003-32, Class 1A1, VAR, 5.501%, 11/25/33	310
717	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	734
339	Series 2003-33H, Class 1APO, PO, 10/25/33	312
759	Series 2003-34A, Class 3A3, VAR, 2.476%, 11/25/33	763
1,846	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,899
310	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	316
	Thornburg Mortgage Securities Trust,
154	Series 2003-4, Class A1, VAR, 0.796%, 09/25/43	147
183	Series 2004-1, Class II2A, VAR, 1.703%, 03/25/44	179
	WaMu Mortgage Pass-Through Certificates,
38	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	39
1,762	Series 2003-AR11, Class A6, VAR, 2.445%, 10/25/33	1,797
921	Series 2003-AR7, Class A7, VAR, 2.299%, 08/25/33	937

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
673	Series 2003-AR9, Class 2A, VAR, 2.443%, 09/25/33	684
786	Series 2003-S1, Class A5, 5.500%, 04/25/33	809
216	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	222
70	Series 2003-S7, Class A1, 4.500%, 08/25/18	71
298	Series 2003-S8, Class A6, 4.500%, 09/25/18	305
2,091	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,150
73	Series 2003-S9, Class P, PO, 10/25/33	61
169	Series 2004-AR3, Class A1, VAR, 2.443%, 06/25/34	172
827	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	849
238	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	247
409	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	429
41	Series 2004-S1, Class 1A3, VAR, 0.555%, 03/25/34	41
3,048	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,200
219	Series 2006-AR10, Class 2P, VAR, 2.384%, 09/25/36	133
	WaMu Mortgage Pass-Through Certificates Trust,
732	Series 2003-AR8, Class A, VAR, 2.418%, 08/25/33	744
2,518	Series 2003-AR9, Class 1A6, VAR, 2.420%, 09/25/33	2,578
1,143	Series 2004-AR3, Class A2, VAR, 2.443%, 06/25/34	1,165
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
272	Series 2005-1, Class 1A1, 5.500%, 03/25/35	273
11,564	Series 2005-11, Class A4, IF, IO, 4.795%, 01/25/36	1,323
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
8,837	Series 2005-2, Class 1A4, IF, IO, 4.894%, 04/25/35	1,282
1,125	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,105
161	Series 2005-4, Class DP, PO, 06/25/20	149
1,056	Series 2005-6, Class 2A4, 5.500%, 08/25/35	972

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Washington Mutual MSC Mortgage Pass-Through Certificates,
632	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	696
57	Series 2004-RA4, Class 1P, PO, 04/25/19	56
1,696	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,708
	Wells Fargo Mortgage-Backed Securities Trust,
289	Series 2003-17, Class APO, PO, 01/25/34	243
1,424	Series 2003-G, Class A1, VAR, 2.490%, 06/25/33	1,453
320	Series 2003-K, Class 1A1, VAR, 2.501%, 11/25/33	328
88	Series 2003-K, Class 1A2, VAR, 2.501%, 11/25/33	91
163	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	165
1,194	Series 2004-EE, Class 2A1, VAR, 2.612%, 12/25/34	1,220
149	Series 2004-EE, Class 2A2, VAR, 2.612%, 12/25/34	153
646	Series 2004-EE, Class 3A1, VAR, 2.695%, 12/25/34	658
1,663	Series 2004-I, Class 1A1, VAR, 2.643%, 07/25/34	1,687
3,635	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	3,721
114	Series 2004-Q, Class 1A3, VAR, 2.605%, 09/25/34	114
2,064	Series 2004-U, Class A1, VAR, 2.658%, 10/25/34	2,090
916	Series 2004-V, Class 1A1, VAR, 2.621%, 10/25/34	952
231	Series 2005-9, Class 1APO, PO, 10/25/35	194
473	Series 2005-AR16, Class 2A1, VAR, 2.616%, 02/25/34	484
862	Series 2005-AR8, Class 2A1, VAR, 2.642%, 06/25/35	871
1,444	Series 2007-7, Class A7, 6.000%, 06/25/37	1,410
909	Series 2007-11, Class A14, 6.000%, 08/25/37	883

		467,910

	Total Collateralized Mortgage Obligations (Cost $1,461,975)	1,511,314

Commercial Mortgage-Backed Securities — 4.3%
	A10 Securitization LLC,
2,609	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,621

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,716	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,713
1,120	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,086
	Banc of America Commercial Mortgage Trust,
2,519	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,733
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,173
800	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	830
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	3,911
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,800
387	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	388
1,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.219%, 07/15/44	1,162
1,918	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,945
	COBALT CMBS Commercial Mortgage Trust,
2,196	Series 2006-C1, Class A4, 5.223%, 08/15/48	2,375
3,000	Series 2006-C1, Class AM, 5.254%, 08/15/48	3,097
	COMM Mortgage Trust,
6,023	Series 2012-CR2, Class XA, IO, VAR, 1.936%, 08/15/45	660
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,570
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.220%, 07/10/45 (e)	1,797
1,247	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,190
482	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.086%, 01/17/32	484
1,574	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.106%, 11/17/26 (e)	1,581
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.820%, 07/10/38	767
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	1,025

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
2,961	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,969
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	1,278
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,467
22,279	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.579%, 11/10/39 (e)	285
82	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	82
	JP Morgan Chase Commercial Mortgage Securities Trust,
82,394	Series 2006-CB15, Class X1, IO, VAR, 0.248%, 06/12/43	506
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	607
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,114
24,850	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.634%, 05/25/39 (e)	606
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,546
	LB-UBS Commercial Mortgage Trust,
60,794	Series 2006-C1, Class XCL, IO, VAR, 0.365%, 02/15/41 (e)	388
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,137
826	Series 2007-C2, Class A3, 5.430%, 02/15/40	913
925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	1,039
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,037
	Morgan Stanley Capital I Trust,
1,614	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	1,624
250	Series 2007-T27, Class A4, VAR, 5.650%, 06/11/42	282
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,299
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,539
	Morgan Stanley Re-REMIC Trust,
1,689	Series 2009-IO, Class B, PO, 07/17/56 (e)	1,675

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,505	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	2,516
633	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	642
6,550	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	6,574
8,378	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	8,400
2,200	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,815
504	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.155%, 08/25/29 (e)	501
3,300	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.356%, 08/25/29 (e)	3,303
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,011
2,935	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	3,015
7,816	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.329%, 05/10/45 (e)	1,007
3,175	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,144
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,315
15,262	Series 2012-C2, Class XA, IO, VAR, 1.789%, 05/10/63 (e)	1,341
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	840
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	2,878
1,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	1,574
	Wachovia Bank Commercial Mortgage Trust,
471	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	472
2,500	Series 2005-C22, Class A4, VAR, 5.291%, 12/15/44	2,652
129,457	Series 2006-C24, Class XC, IO, VAR, 0.103%, 03/15/45 (e)	389
3,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,950
4,962	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	4,938
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,344

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
—	(h)	Series 2012-C6, Class A1, 1.081%, 04/15/45	—	(h)
1,200		Series 2012-C6, Class A4, 3.440%, 04/15/45	1,223

		Total Commercial Mortgage-Backed Securities (Cost $120,778)	120,145

Mortgage Pass-Through Securities — 36.6%
		Federal Home Loan Mortgage Corp.,
190		ARM, 1.963%, 05/01/37	201
262		ARM, 2.094%, 08/01/36	278
222		ARM, 2.097%, 10/01/36	236
438		ARM, 2.119%, 10/01/36	464
366		ARM, 2.265%, 11/01/36	389
258		ARM, 2.290%, 11/01/36	274
804		ARM, 2.317%, 03/01/37	868
193		ARM, 2.355%, 12/01/33	205
272		ARM, 2.370%, 05/01/36	292
527		ARM, 2.375%, 11/01/36	562
25		ARM, 2.382%, 01/01/30	26
157		ARM, 2.393%, 03/01/35	168
216		ARM, 2.419%, 11/01/36	226
244		ARM, 2.421%, 03/01/36	261
142		ARM, 2.475%, 09/01/37	151
97		ARM, 2.480%, 10/01/37	104
351		ARM, 2.506%, 12/01/35	376
241		ARM, 2.516%, 09/01/36	255
233		ARM, 2.535%, 04/01/34	248
188		ARM, 2.541%, 02/01/37	200
229		ARM, 2.655%, 05/01/38	245
110		ARM, 2.657%, 07/01/37	118
166		ARM, 2.681%, 12/01/36	176
587		ARM, 2.700%, 06/01/36	630
1,018		ARM, 2.789%, 10/01/36	1,086
312		ARM, 2.814%, 04/01/38	335
144		ARM, 2.815%, 02/01/37	154
100		ARM, 3.028%, 02/01/37	107
558		ARM, 3.178%, 03/01/36	601
57		ARM, 3.383%, 02/01/37	60
275		ARM, 5.049%, 01/01/35	293
29		ARM, 6.336%, 10/01/36	30
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
125		3.500%, 05/01/19	132
110		4.500%, 10/01/18	117
133		5.000%, 12/01/18	142
808		5.500%, 06/01/17 - 12/01/22	876

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

994		6.000%, 06/01/17 - 03/01/22	1,054
354		6.500%, 02/01/17 - 03/01/22	378
136		7.000%, 03/01/17 - 07/01/17	143
—	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
3,403		4.000%, 02/01/32	3,610
1,638		5.500%, 05/01/27 - 03/01/28	1,836
506		6.000%, 12/01/22 - 02/01/24	562
1,116		6.500%, 05/01/22 - 01/01/28	1,250
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
205		4.000%, 10/01/33	216
6,588		4.500%, 09/01/40 - 05/01/41	7,069
14,240		5.000%, 05/01/36 - 08/01/40	15,564
3,981		5.500%, 01/01/33 - 03/01/40	4,412
591		6.000%, 11/01/28 - 12/01/33	665
3,643		6.500%, 05/01/24 - 03/01/38 (m)	4,119
1,008		7.000%, 07/01/29 - 10/01/36	1,172
88		7.500%, 09/01/38	102
29		8.500%, 08/01/30	31
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,114		7.500%, 01/01/32 - 12/01/36	1,316
646		10.000%, 10/01/30	743
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
30,756		3.500%, 10/01/32 - 06/01/43	31,128
15,280		4.000%, 09/01/32 - 10/01/42	15,873
2,387		5.500%, 02/01/18 - 12/01/35	2,567
3,945		6.000%, 02/01/33 - 04/01/36	4,292
4,827		6.500%, 11/01/36 - 10/17/38	5,377
88		7.000%, 12/01/14 - 08/01/47	93
53		10.500%, 07/20/21	57
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
6		7.500%, 03/01/17 - 05/01/17	6
3		8.750%, 06/01/17	3
1		10.500%, 05/01/19	1
2		12.000%, 08/01/15 - 07/01/19	2
		Federal National Mortgage Association,
527		ARM, 1.570%, 08/01/34	547
245		ARM, 1.784%, 01/01/33	259
383		ARM, 1.788%, 07/01/33	415
10		ARM, 1.875%, 03/01/19	10
3,665		ARM, 1.899%, 01/01/35 - 02/01/35 (m)	3,857
276		ARM, 1.916%, 02/01/35	293

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
274	ARM, 1.941%, 10/01/34	287
488	ARM, 1.975%, 09/01/36	517
686	ARM, 2.121%, 05/01/35	731
405	ARM, 2.127%, 11/01/33	427
211	ARM, 2.137%, 01/01/36	223
317	ARM, 2.172%, 11/01/37	333
275	ARM, 2.192%, 10/01/34	290
184	ARM, 2.202%, 04/01/34	194
371	ARM, 2.204%, 10/01/34	393
235	ARM, 2.209%, 06/01/35	249
191	ARM, 2.217%, 09/01/35	203
305	ARM, 2.233%, 09/01/34	324
54	ARM, 2.262%, 04/01/34	58
354	ARM, 2.277%, 11/01/33 - 08/01/34	374
326	ARM, 2.285%, 02/01/34	345
310	ARM, 2.297%, 10/01/36	335
120	ARM, 2.299%, 01/01/34	127
534	ARM, 2.324%, 07/01/33	567
344	ARM, 2.335%, 05/01/34	366
808	ARM, 2.342%, 04/01/35	858
368	ARM, 2.347%, 10/01/34	392
273	ARM, 2.354%, 06/01/34	290
511	ARM, 2.355%, 04/01/35	545
516	ARM, 2.364%, 12/01/37	550
136	ARM, 2.405%, 05/01/35	144
305	ARM, 2.408%, 08/01/36	328
671	ARM, 2.428%, 07/01/37	713
120	ARM, 2.440%, 01/01/38	125
337	ARM, 2.443%, 12/01/36	362
96	ARM, 2.499%, 05/01/35	102
496	ARM, 2.505%, 10/01/34	527
257	ARM, 2.519%, 11/01/36	275
293	ARM, 2.520%, 07/01/36	312
485	ARM, 2.560%, 09/01/33 - 12/01/36	516
130	ARM, 2.569%, 07/01/37	139
545	ARM, 2.596%, 06/01/36	586
20	ARM, 2.699%, 09/01/27	21
207	ARM, 2.700%, 10/01/36	221
5,534	ARM, 2.875%, 03/01/36	5,884
57	ARM, 3.723%, 03/01/29	61
	Federal National Mortgage Association, 15 Year, Single Family,
231	4.500%, 03/01/19	247
1,460	5.000%, 06/01/18 - 08/01/24	1,579
2,214	5.500%, 11/01/18 - 11/01/23	2,391
1,586	6.000%, 06/01/16 - 08/01/22	1,682

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,166		6.500%, 08/01/16 - 02/01/24	1,279
525		7.000%, 03/01/17 - 08/01/21	560
35		7.500%, 03/01/17 - 10/01/17	37
11		8.000%, 06/01/15 - 01/01/16	11
		Federal National Mortgage Association, 20 Year, Single Family,
10,097		3.500%, 12/01/30 - 08/01/32	10,473
—	(h)	4.500%, 04/01/30	—	(h)
—	(h)	5.000%, 10/01/25	—	(h)
624		5.500%, 02/01/23 - 08/01/23	689
3,181		6.000%, 04/01/24 - 09/01/29	3,555
1,353		6.500%, 05/01/22 - 12/01/27	1,514
39		7.500%, 09/01/21	42
		Federal National Mortgage Association, 30 Year, FHA/VA,
60		6.000%, 09/01/33	65
3,817		6.500%, 02/01/29 - 08/01/39	4,323
154		7.000%, 10/01/28 - 02/01/33	177
53		8.000%, 06/01/28	61
14		8.500%, 03/01/30 - 06/01/30	16
192		9.000%, 05/01/18 - 06/01/31	217
9		10.000%, 07/01/19	9
9		10.500%, 11/01/18	9
18		11.000%, 04/01/19	18
		Federal National Mortgage Association, 30 Year, Single Family,
5,527		3.500%, 03/01/43	5,611
2,542		4.000%, 08/01/33 - 04/01/34	2,675
1,262		4.500%, 05/01/29 - 09/01/34	1,362
1,927		5.000%, 06/01/33 - 05/01/36	2,123
4,432		5.500%, 11/01/32 - 05/01/40	4,936
4,864		6.000%, 12/01/28 - 11/01/38	5,483
4,014		6.500%, 11/01/29 - 09/01/38	4,541
4,877		7.000%, 04/01/20 - 01/01/39	5,575
3,058		7.500%, 08/01/36 - 04/01/39	3,627
788		8.000%, 03/01/27 - 10/01/36	939
88		8.500%, 12/01/27 - 02/01/30	99
—	(h)	9.000%, 04/01/26	—	(h)
7		9.500%, 07/01/28	8
6		10.000%, 02/01/24	7
1		12.500%, 01/01/16	1
		Federal National Mortgage Association, Other,
—	(h)	VAR, 0.518%, 01/01/23	—	(h)
—	(h)	VAR, 0.528%, 01/01/23	—	(h)
2,300		VAR, 0.768%, 03/01/22	2,303
4,000		VAR, 0.778%, 04/01/22	3,997

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
5,000		VAR, 0.788%, 12/01/20	5,011
4,000		VAR, 0.938%, 04/01/22	3,996
3,847		VAR, 0.968%, 03/01/22	3,874
332		VAR, 2.432%, 08/01/34	356
2,423		VAR, 6.070%, 11/01/18	2,632
—	(h)	1.519%, 12/01/19	—	(h)
—	(h)	1.632%, 01/01/20	—	(h)
2,000		1.690%, 12/01/19	1,943
1,977		1.808%, 06/01/20	1,922
3,500		1.940%, 07/01/19	3,536
5,000		2.056%, 01/01/17	5,000
2,830		2.066%, 12/01/20	2,725
25,500		2.077%, 07/01/19 - 06/01/20	25,381
10,152		2.097%, 08/01/19	10,142
4,600		2.170%, 06/01/19	4,643
4,256		2.221%, 01/01/23	4,029
—	(h)	2.273%, 07/01/19	—	(h)
1,689		2.314%, 12/01/22	1,612
8,346		2.418%, 12/01/22 - 01/01/23	8,009
2,510		2.438%, 06/01/19	2,554
17,428		2.449%, 07/01/19 - 12/01/22	17,041
1,960		2.459%, 11/01/22	1,889
6,000		2.480%, 12/01/22 - 02/01/23	5,785
5,874		2.490%, 11/01/22	5,653
3,416		2.500%, 12/01/22	3,301
6,153		2.542%, 02/01/23	5,963
2,962		2.552%, 09/01/22 - 11/01/22	2,860
5,500		2.583%, 04/01/23	5,236
5,113		2.593%, 10/01/22 - 06/01/23	4,978
13,953		2.604%, 10/01/22 - 05/01/23	13,476
11,765		2.614%, 10/01/22 - 12/01/22	11,460
1,978		2.640%, 04/01/23	1,929
10,320		2.650%, 08/01/22 - 03/01/23	10,072
3,000		2.670%, 07/01/22	2,933
10,747		2.686%, 06/01/22 - 10/01/22	10,573
5,850		2.690%, 07/01/22	5,794
5,828		2.759%, 07/01/22	5,766
2,899		2.831%, 05/01/22	2,888
6,774		2.841%, 03/01/22 - 07/01/22	6,710
7,000		2.852%, 06/01/22	6,987
10,917		2.883%, 06/01/22 - 07/01/22	10,896
5,250		2.924%, 07/01/22	5,250
8,277		2.955%, 05/01/22 - 08/01/22	8,288
8,953		2.996%, 05/01/22 - 09/01/22	8,991
6,761		3.000%, 01/01/43 - 08/01/43	6,510
3,885		3.038%, 05/01/22	3,915

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

3,000		3.079%, 06/01/22	3,005
2,477		3.089%, 02/01/22	2,515
5,000		3.100%, 05/01/22	5,070
9,872		3.120%, 01/01/22 - 05/01/22	10,039
12,704		3.131%, 12/01/21 - 01/01/22	12,929
2,429		3.182%, 05/01/22	2,469
7,819		3.193%, 01/01/22	7,996
3,695		3.224%, 05/01/22	3,765
2,597		3.230%, 11/01/20	2,705
1,931		3.234%, 01/01/22	1,974
9,401		3.244%, 02/01/22	9,568
1,990		3.290%, 10/01/20	2,081
3,826		3.306%, 02/01/22	3,916
5,084		3.348%, 01/01/22	5,229
1,972		3.379%, 11/01/20	2,055
954		3.382%, 10/01/20	1,003
2,937		3.389%, 10/01/20	3,068
4,055		3.461%, 11/01/20	4,251
3,692		3.472%, 10/01/20	3,877
3,600		3.482%, 11/01/20	3,781
6,500		3.490%, 09/01/23	6,701
25,631		3.500%, 02/01/33 - 06/01/43	25,918
8,208		3.544%, 09/01/20 - 11/01/21	8,620
3,760		3.590%, 12/01/20 - 08/01/23	3,896
2,500		3.596%, 12/01/20	2,639
2,860		3.600%, 09/01/20	3,041
6,615		3.621%, 09/01/20	7,010
4,909		3.639%, 12/01/20	5,199
5,347		3.658%, 04/01/18 - 10/01/20	5,643
1,200		3.709%, 10/01/21	1,257
19,370		3.740%, 07/01/20 - 09/01/20 (m)	20,665
6,100		3.792%, 07/01/23	6,323
2,938		3.802%, 09/01/20	3,136
—	(h)	3.810%, 01/01/19	—	(h)
1,000		3.864%, 07/01/23	1,049
26,927		3.895%, 01/01/21 - 09/01/21 (m)	28,412
2,600		3.926%, 08/01/20	2,751
1,566		3.930%, 07/01/20	1,690
4,000		3.940%, 07/01/21	4,282
6,200		3.957%, 12/01/21	6,524
2,940		3.960%, 08/01/20	3,176
1,893		3.968%, 09/01/20	2,021
2,000		3.980%, 11/01/16	2,039
2,406		3.988%, 07/01/21	2,571
3,000		3.999%, 01/01/21	3,221
27,910		4.000%, 11/01/33 - 07/01/42	28,991

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
5,000	4.019%, 09/01/21	5,345
1,998	4.061%, 01/01/21	2,152
20,175	4.081%, 07/01/20 - 07/01/21 (m)	21,699
5,802	4.102%, 06/01/21 - 07/01/21	6,231
2,303	4.123%, 07/01/21	2,478
2,371	4.130%, 07/01/20	2,580
3,000	4.154%, 06/01/21	3,223
1,600	4.174%, 10/01/20	1,728
3,402	4.185%, 08/01/21	3,667
8,000	4.195%, 07/01/21 (m)	8,640
7,822	4.201%, 07/01/20	8,519
2,290	4.205%, 10/01/21	2,470
11,052	4.216%, 11/01/26	10,954
1,906	4.257%, 04/01/20	2,073
4,571	4.288%, 08/01/21	4,956
4,000	4.290%, 06/01/20	4,387
8,521	4.298%, 03/01/21 - 07/01/21	9,255
961	4.302%, 01/01/21	1,061
5,637	4.319%, 12/01/19	6,154
1,481	4.330%, 02/01/21	1,625
3,913	4.350%, 04/01/20	4,307
3,808	4.368%, 04/01/20	4,196
4,762	4.369%, 02/01/20	5,244
4,384	4.371%, 03/01/20	4,797
3,994	4.380%, 01/01/21 - 04/01/21	4,393
4,463	4.381%, 06/01/21	4,865
2,000	4.391%, 04/01/21	2,178
7,286	4.399%, 02/01/20	8,036
23,448	4.424%, 01/01/20 (m)	25,629
1,484	4.443%, 04/01/21	1,625
7,710	4.453%, 06/01/21	8,440
2,420	4.464%, 06/01/21	2,650
1,205	4.474%, 07/01/21	1,320
9,000	4.484%, 06/01/21	9,851
2,009	4.495%, 02/01/21	2,205
150	4.500%, 08/01/33	160
4,764	4.530%, 12/01/19	5,274
4,355	4.540%, 01/01/20	4,830
5,800	4.546%, 02/01/20	6,389
3,556	4.552%, 08/01/26	3,831
5,928	4.629%, 02/01/21 - 06/01/21	6,543
2,902	4.762%, 08/01/26	3,195
4,832	4.794%, 01/01/21	5,377
1,863	5.000%, 04/01/22 - 01/01/36	2,052
4,000	5.135%, 02/01/31	4,263
1,890	5.500%, 03/01/17 - 04/01/38	2,031

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,957	6.000%, 02/01/36 - 11/01/39	3,253
418	6.500%, 10/01/35 - 06/01/36	466
2,445	7.000%, 12/01/36 - 10/01/46	2,654
11	10.377%, 06/15/21	11
3	11.000%, 08/20/20	3
46	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	47
	Government National Mortgage Association II, 30 Year, Single Family,
853	5.500%, 09/20/39	949
4,420	6.000%, 09/20/38 - 08/20/39	5,012
2,354	6.500%, 10/20/33 - 01/20/39	2,674
18	7.500%, 02/20/28 - 09/20/28	22
27	8.000%, 06/20/26 - 10/20/27	32
16	8.500%, 03/20/25 - 05/20/25	18
	Government National Mortgage Association II, Other,
3,148	4.433%, 05/20/63	3,431
2,036	4.462%, 05/20/63	2,214
3,095	4.479%, 04/20/63	3,346
315	6.000%, 11/20/38	335
744	Government National Mortgage Association II, Other, 30 Year, Single Family, 6.500%, 09/20/34	797
	Government National Mortgage Association, 15 Year, Single Family,
161	6.000%, 06/15/18	170
24	7.000%, 09/15/14 - 10/15/16	24
32	7.500%, 11/15/17	34
37	8.000%, 01/15/16	38
	Government National Mortgage Association, 30 Year, Single Family,
82	6.375%, 08/15/26	92
2,400	6.500%, 10/15/27 - 04/15/33	2,747
1,982	7.000%, 09/15/31 - 03/15/37	2,316
62	7.500%, 11/15/22 - 01/15/33	67
8	8.000%, 09/15/22 - 04/15/28	9
13	9.000%, 02/15/30 - 01/15/31	13
551	9.500%, 10/15/24	623
3	11.000%, 01/15/21	4
	Government National Mortgage Association, Other, 20 Year, Single Family,
441	6.500%, 08/15/22 - 11/15/23	497
47	7.000%, 08/15/23	52

	Total Mortgage Pass-Through Securities (Cost $1,016,374)	1,026,851

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 0.2%
	U.S. Treasury Coupon STRIPS,
6,000	2.243%, 05/15/21 (n)	5,091
650	5.323%, 11/15/30 (n)	360
500	5.525%, 02/15/29 (n)	299
200	5.667%, 08/15/28 (n)	122
700	U.S. Treasury Notes, 1.750%, 10/31/20	687

	Total U.S. Treasury Obligations (Cost $6,456)	6,559

Loan Assignments — 0.5%
	Financials — 0.5%
	Real Estate Management & Development — 0.5%
1,594	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom), VAR, 4.250%, 04/14/14 (i)	1,588
8,374	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	8,332
1,473	Progress Residential LP, VAR, 4.000%, 09/04/15 (i)	1,466

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,478	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	1,471

	Total Loan Assignments (Cost $12,918)	12,857

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
9,508	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $9,508)	9,508

	Total Investments — 99.8% (Cost $2,737,259)	2,797,702
	Other Assets in Excess of Liabilities — 0.2%	6,668

	NET ASSETS — 100.0%	$2,804,370

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.5%
12,180	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.956%, 12/27/22 (e)	12,288
5,389	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.335%, 04/25/36	5,213
	Ally Auto Receivables Trust,
2,936	Series 2010-3, Class A4, 1.550%, 08/17/15	2,943
1,310	Series 2010-4, Class A4, 1.350%, 12/15/15	1,313
2,965	Series 2010-5, Class A4, 1.750%, 03/15/16	2,981
100	Series 2011-3, Class A3, 0.970%, 08/17/15	100
1,580	Series 2011-4, Class A4, 1.140%, 06/15/16	1,588
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,350
2,255	Series 2012-2, Class A3, 0.740%, 04/15/16	2,259
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,803
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,041
1,671	Series 2012-4, Class A4, 0.800%, 10/16/17	1,672
4,950	Series 2012-5, Class A3, 0.620%, 03/15/17	4,960
1,205	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,205
	American Credit Acceptance Receivables Trust,
116	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	116
5,085	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	5,101
2,567	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	2,568
3,306	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	3,300
2,984	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	2,986
1,878	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	1,878
	AmeriCredit Automobile Receivables Trust,
1,948	Series 2010-A, Class A3, 3.510%, 07/06/17	1,967
787	Series 2010-B, Class A3, 2.490%, 11/06/17	796

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

280	Series 2011-3, Class A3, 1.170%, 01/08/16	280
3,285	Series 2011-4, Class A3, 1.170%, 05/09/16	3,289
8,748	Series 2011-5, Class A3, 1.550%, 07/08/16	8,769
1,871	Series 2012-1, Class A3, 1.230%, 09/08/16	1,874
3,073	Series 2012-2, Class A3, 1.050%, 10/11/16	3,081
11,405	Series 2012-3, Class A3, 0.960%, 01/09/17	11,434
2,074	Series 2012-4, Class A3, 0.670%, 06/08/17	2,077
3,749	Series 2013-2, Class A2, 0.530%, 11/08/16	3,750
11,850	Series 2013-4, Class A2, 0.740%, 11/08/16	11,867
56	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.280%, 08/25/32	49
5,367	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	5,365
2,318	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	2,319
2,750	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	2,756
5,551	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	5,590
	Bear Stearns Asset-Backed Securities Trust,
528	Series 2003-SD2, Class 2A, VAR, 2.800%, 06/25/43	532
557	Series 2006-SD1, Class A, VAR, 0.525%, 04/25/36	535
1,380	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	1,380
2,422	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,395
17,000	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	17,245
5,771	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	5,767
	Capital Auto Receivables Asset Trust,
5,000	Series 2013-3, Class A2, 1.040%, 11/21/16	5,028

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	227

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
8,077	Series 2013-3, Class A3, 1.310%, 12/20/17	8,132
3,440	Capital One Multi-Asset Execution Trust, Series 2013-A3, 0.960%, 09/16/19	3,439
	Carfinance Capital Auto Trust,
1,496	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	1,496
1,053	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	1,053
	CarMax Auto Owner Trust,
19,524	Series 2010-3, Class A4, 1.410%, 02/16/16	19,612
104	Series 2011-1, Class A3, 1.290%, 09/15/15	105
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	8,999
1,736	Series 2011-2, Class A4, 1.350%, 02/15/17	1,752
6,983	Series 2012-1, Class A3, 0.890%, 09/15/16	7,004
10,000	Series 2012-1, Class A4, 1.250%, 06/15/17	10,115
4,117	Series 2012-3, Class A3, 0.520%, 07/17/17	4,120
5,161	Series 2013-1, Class A3, 0.600%, 10/16/17	5,168
1,804	Series 2013-4, Class A3, 0.800%, 07/16/18	1,808
3,172	Carnow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	3,172
4,592	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	4,744
	CNH Equipment Trust,
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,606
3,188	Series 2012-A, Class A3, 0.940%, 05/15/17	3,198
2,533	Series 2012-B, Class A3, 0.860%, 09/15/17	2,540
3,394	Series 2012-C, Class A3, 0.570%, 12/15/17	3,397
3,425	Series 2013-C, Class A3, 1.020%, 08/15/18	3,453
10,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	9,862
	Countrywide Asset-Backed Certificates,
1,581	Series 2004-6, Class M1, VAR, 0.755%, 10/25/34	1,479

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

995	Series 2005-6, Class M1, VAR, 0.646%, 12/25/35	990
	CPS Auto Receivables Trust,
1,969	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	1,988
8,333	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	8,386
1,721	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,697
2,569	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,580
4,696	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	4,708
	CPS Auto Trust,
3,032	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	3,046
4,268	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	4,230
	Credit Acceptance Auto Loan Trust,
3,636	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	3,657
4,537	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	4,552
96	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	105
592	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.466%, 11/25/35	586
	Exeter Automobile Receivables Trust,
2,426	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	2,430
2,230	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	2,234
8,616	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	8,647
16	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	18
6,558	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	6,597
	Flagship Credit Auto Trust,
2,941	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	2,938
8,176	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	8,181
	Ford Credit Auto Owner Trust,
138	Series 2011-B, Class A3, 0.840%, 06/15/15	138
3,905	Series 2012-A, Class A3, 0.840%, 08/15/16	3,914

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,898	Series 2013-A, Class A3, 0.550%, 07/15/17	1,900
8,098	Series 2013-C, Class A3, 0.820%, 12/15/17	8,136
15,295	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.800%, 11/15/17	15,642
	GMAT Trust,
4,227	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	4,219
3,638	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	3,638
88	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.236%, 03/25/36	51
760	Harley-Davidson Motorcycle Trust, Series 2011-1, Class A3, 0.960%, 05/16/16	761
	HLSS Servicer Advance Receivables Trust,
14,078	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,176
5,486	Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	5,468
6	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	6
	Honda Auto Receivables Owner Trust,
2,997	Series 2012-1, Class A3, 0.770%, 01/15/16	3,004
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,763
4,630	Series 2012-2, Class A3, 0.700%, 02/16/16	4,640
2,492	Series 2014-1, Class A3, 0.670%, 11/21/17	2,492
	HSBC Home Equity Loan Trust USA,
4,924	Series 2006-1, Class A1, VAR, 0.314%, 01/20/36	4,825
5,085	Series 2006-2, Class A1, VAR, 0.304%, 03/20/36	4,973
2,918	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	2,940
1,327	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	1,329
5,003	Series 2007-3, Class APT, VAR, 1.354%, 11/20/36	4,965
	Huntington Auto Trust,
6,762	Series 2012-1, Class A3, 0.810%, 09/15/16	6,779
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,870
17,111	Series 2012-2, Class A3, 0.510%, 04/17/17	17,128

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hyundai Auto Receivables Trust,
20,889	Series 2010-B, Class A4, 1.630%, 03/15/17	21,060
148	Series 2011-B, Class A3, 1.040%, 09/15/15	148
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,432
5,436	Series 2012-A, Class A4, 0.950%, 12/15/16	5,467
5,414	Series 2012-B, Class A3, 0.620%, 09/15/16	5,422
4,800	Series 2012-B, Class A4, 0.810%, 03/15/18	4,823
8,462	Series 2013-A, Class A3, 0.560%, 07/17/17	8,473
8,000	Series 2013-A, Class A4, 0.750%, 09/17/18	7,990
784	Series 2014-A, Class A3, 0.790%, 07/16/18	784
	John Deere Owner Trust,
4,184	Series 2012-A, Class A3, 0.750%, 03/15/16	4,190
1,909	Series 2012-A, Class A4, 0.990%, 06/15/18	1,920
	LV Tower 52 Issuer LLC,
8,738	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	8,750
14,351	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	14,351
2,767	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	2,763
4,785	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	4,804
938	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,011
493	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.405%, 03/25/33	447
684	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.255%, 12/25/31	633
3,673	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	3,664
2,734	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	2,735
8,160	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.507%, 12/07/20	8,170

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	229

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Nissan Auto Receivables Owner Trust,
487	Series 2010-A, Class A4, 1.310%, 09/15/16	487
3,842	Series 2012-A, Class A3, 0.730%, 05/16/16	3,851
2,331	Series 2012-A, Class A4, 1.000%, 07/16/18	2,349
16,934	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	16,849
13,130	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	13,130
904	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	901
25	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	25
7,998	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	8,056
4,079	Real Estate Asset Trust, Series 2013-2A, Class A1, VAR, 3.819%, 07/25/43 (e) (i)	4,079
	Santander Drive Auto Receivables Trust,
7,686	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	7,726
746	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	746
1,398	Series 2011-S2A, Class C, 2.860%, 06/15/17 (e)	1,400
11,864	Series 2012-2, Class A3, 1.220%, 12/15/15	11,877
1,065	Series 2012-3, Class A3, 1.080%, 04/15/16	1,067
152	Series 2012-5, Class A2, 0.570%, 12/15/15	153
2,400	Series 2012-5, Class A3, 0.830%, 12/15/16	2,404
4,178	Series 2012-6, Class A3, 0.620%, 07/15/16	4,180
6,995	Series 2012-AA, Class A3, 0.650%, 03/15/17 (e)	7,001
2,417	Series 2013-3, Class A2, 0.550%, 09/15/16	2,418
2,901	Series 2013-4, Class A3, 1.110%, 12/15/17	2,918
	SNAAC Auto Receivables Trust,
278	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	278
891	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	890

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,157	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	5,206
16,445	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	16,522
	Stanwich Mortgage Loan Co. LLC,
5,434	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	5,449
4,669	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	4,669
7,809	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	7,882
15,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.336%, 02/25/15	15,000
60	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.560%, 06/25/35	60
4,576	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.554%, 10/15/15 (e)	4,634
490	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	490
2,817	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	2,818
	Vericrest Opportunity Loan Transferee LLC,
13,144	Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	13,134
13,144	Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	13,134
17,369	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	17,373
4,625	VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	4,621
1,948	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.960%, 11/25/53 (e)	1,961
12,145	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	12,190
14,967	VOLT XX LLC, Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	15,014
8,432	Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	8,480
	World Omni Auto Receivables Trust,
5,558	Series 2012-A, Class A3, 0.640%, 02/15/17	5,569
4,750	Series 2012-A, Class A4, 0.850%, 08/15/18	4,771

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
3,587		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	3,595

		Total Asset-Backed Securities (Cost $817,880)	822,785

Collateralized Mortgage Obligations — 7.7%
		Agency CMO — 6.4%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
833		Series 31, Class Z, 8.000%, 04/25/24	958
124		Series 56, Class Z, 7.500%, 09/20/26	146
		Federal Home Loan Mortgage Corp. REMIC,
6		Series 2, Class Z, 9.300%, 03/15/19	6
4		Series 12, Class A, 9.250%, 11/15/19	4
9		Series 16, Class D, 10.000%, 10/15/19	10
17		Series 17, Class I, 9.900%, 10/15/19	20
30		Series 23, Class F, 9.600%, 04/15/20	34
11		Series 26, Class F, 9.500%, 02/15/20	12
2		Series 81, Class A, 8.125%, 11/15/20	2
12		Series 85, Class C, 8.600%, 01/15/21	13
9		Series 99, Class Z, 9.500%, 01/15/21	10
2		Series 159, Class H, 4.500%, 09/15/21	2
3		Series 189, Class D, 6.500%, 10/15/21	4
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
2		Series 1053, Class G, 7.000%, 03/15/21	3
7		Series 1056, Class KZ, 6.500%, 03/15/21	7
3		Series 1074, Class H, 8.500%, 05/15/21	3
12		Series 1082, Class C, 9.000%, 05/15/21	13
4		Series 1087, Class I, 8.500%, 06/15/21	5
15		Series 1125, Class Z, 8.250%, 08/15/21	17
15		Series 1142, Class IA, 7.000%, 10/15/21	17
2		Series 1169, Class G, 7.000%, 11/15/21	2
27		Series 1343, Class LA, 8.000%, 08/15/22	32
6		Series 1424, Class F, VAR, 1.334%, 11/15/22	6
132		Series 1480, Class LZ, 7.500%, 03/15/23	148
342		Series 1560, Class Z, 7.000%, 08/15/23	383
97		Series 1754, Class Z, 8.500%, 09/15/24	113
260		Series 1779, Class Z, 8.500%, 04/15/25	307
5		Series 1807, Class G, 9.000%, 10/15/20	6
534		Series 1888, Class Z, 7.000%, 08/15/26	603
382		Series 2358, Class PD, 6.000%, 09/15/16	400
487		Series 2363, Class PF, 6.000%, 09/15/16	509
236		Series 2390, Class CH, 5.500%, 12/15/16	245
724		Series 2418, Class MF, 6.000%, 02/15/22	790

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
119	Series 2425, Class JH, 6.000%, 03/15/17	126
456	Series 2453, Class BD, 6.000%, 05/15/17	483
292	Series 2458, Class OE, 6.000%, 06/15/17	308
196	Series 2496, Class BK, 5.500%, 09/15/17	208
156	Series 2503, Class TG, 5.500%, 09/15/17	166
175	Series 2508, Class AQ, 5.500%, 10/15/17	187
709	Series 2513, Class DB, 5.000%, 10/15/17	749
1,982	Series 2542, Class ES, 5.000%, 12/15/17	2,086
1,903	Series 2546, Class C, 5.000%, 12/15/17	2,014
434	Series 2600, Class MD, 5.500%, 06/15/32	437
578	Series 2635, Class MS, IF, IO, 7.596%, 02/15/18	22
3,248	Series 2638, Class JG, 5.000%, 02/15/33	3,470
1,625	Series 2638, Class MH, 5.000%, 04/15/32	1,642
168	Series 2641, Class KJ, 4.000%, 01/15/18	169
138	Series 2643, Class ME, 3.500%, 03/15/18	140
7,245	Series 2682, Class JG, 4.500%, 10/15/23	7,873
322	Series 2692, Class QD, 5.000%, 12/15/22	330
5,373	Series 2707, Class PE, 5.000%, 11/15/18	5,705
3,270	Series 2707, Class XE, 5.000%, 12/15/22	3,314
20,508	Series 2750, Class DE, 4.500%, 02/15/19	21,750
2,521	Series 2761, Class CB, 4.000%, 03/15/19	2,653
1,699	Series 2773, Class OB, 5.000%, 02/15/19	1,771
225	Series 2836, Class PX, 4.000%, 05/15/18	226
11,358	Series 2843, Class BC, 5.000%, 08/15/19	12,156
4,028	Series 2864, Class NB, 5.500%, 07/15/33	4,369
13	Series 2875, Class HA, 4.000%, 11/15/18	13
2,518	Series 2976, Class HZ, 4.500%, 05/15/35	2,695
5,154	Series 2988, Class TY, 5.500%, 06/15/25	5,589
7,718	Series 2989, Class MU, IF, IO, 6.846%, 07/15/34	1,759
10,105	Series 2989, Class TG, 5.000%, 06/15/25	11,055
787	Series 2995, Class FT, VAR, 0.405%, 05/15/29	787
1,540	Series 3002, Class BN, 5.000%, 07/15/35	1,680
5,422	Series 3005, Class ED, 5.000%, 07/15/25	5,998
216	Series 3005, Class PV, IF, 12.486%, 10/15/33	255
46	Series 3047, Class OB, 5.500%, 12/15/33	46
2,664	Series 3305, Class IW, IF, IO, 6.296%, 04/15/37	477
27,810	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,467
3,999	Series 3429, Class S, IF, IO, 6.666%, 03/15/38	524

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	231

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,706	Series 3546, Class A, VAR, 2.100%, 02/15/39	2,768
4,983	Series 3562, Class KA, 4.000%, 11/15/22	5,083
1,369	Series 3564, Class JA, 4.000%, 01/15/18	1,434
4,353	Series 3572, Class JS, IF, IO, 6.645%, 09/15/39	679
10,838	Series 3609, Class SA, IF, IO, 6.185%, 12/15/39	2,000
5,786	Series 3657, Class NK, 4.000%, 08/15/27	5,897
31,627	Series 3747, Class HI, IO, 4.500%, 07/15/37	3,924
6,671	Series 3784, Class S, IF, IO, 6.446%, 07/15/23	944
13,544	Series 3855, Class AM, 6.500%, 11/15/36	15,326
11,686	Series 3977, Class AB, 3.000%, 09/15/29	12,182
22,288	Series 4141, Class BI, IO, 2.500%, 12/15/27	2,483
31,544	Series 4229, Class MA, 3.500%, 05/15/41	33,153
	Federal National Mortgage Association - ACES,
7,784	Series 2011-M2, Class A1, 2.019%, 07/25/21	7,972
18,085	Series 2012-M8, Class A1, 1.166%, 12/25/19	18,167
	Federal National Mortgage Association REMIC,
8	Series 1988-7, Class Z, 9.250%, 04/25/18	9
9	Series 1988-13, Class C, 9.300%, 05/25/18	10
7	Series 1988-15, Class A, 9.000%, 06/25/18	7
7	Series 1988-16, Class B, 9.500%, 06/25/18	7
6	Series 1989-2, Class D, 8.800%, 01/25/19	7
18	Series 1989-27, Class Y, 6.900%, 06/25/19	19
5	Series 1989-54, Class E, 8.400%, 08/25/19	6
4	Series 1989-66, Class J, 7.000%, 09/25/19	5
3	Series 1989-70, Class G, 8.000%, 10/25/19	4
63	Series 1989-72, Class E, 9.350%, 10/25/19	71
8	Series 1989-89, Class H, 9.000%, 11/25/19	9
3	Series 1989-96, Class H, 9.000%, 12/25/19	4
6	Series 1990-7, Class B, 8.500%, 01/25/20	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
5	Series 1990-12, Class G, 4.500%, 02/25/20	5
63	Series 1990-19, Class G, 9.750%, 02/25/20	69
22	Series 1990-58, Class J, 7.000%, 05/25/20	24
20	Series 1990-61, Class H, 7.000%, 06/25/20	22
10	Series 1990-106, Class J, 8.500%, 09/25/20	11
5	Series 1990-109, Class J, 7.000%, 09/25/20	5
11	Series 1990-111, Class Z, 8.750%, 09/25/20	12
4	Series 1990-117, Class E, 8.950%, 10/25/20	5
6	Series 1990-123, Class G, 7.000%, 10/25/20	7
7	Series 1990-132, Class Z, 7.000%, 11/25/20	8
142	Series 1990-137, Class X, 9.000%, 12/25/20	162
2	Series 1991-53, Class J, 7.000%, 05/25/21	2
9	Series 1991-130, Class C, 9.000%, 09/25/21	11
1	Series 1992-96, Class B, PO, 05/25/22	1
1,250	Series 1992-131, Class KB, 8.000%, 08/25/22	1,425
1,116	Series 1992-185, Class L, 8.000%, 10/25/22	1,305
4	Series 1993-165, Class SN, IF, 11.471%, 09/25/23	5
29	Series 1993-235, Class G, PO, 09/25/23	28
2,135	Series 1994-15, Class ZK, 5.500%, 02/25/24	2,321
3,523	Series 1994-43, Class PK, 6.350%, 02/25/24	3,825
2,849	Series 1999-6, Class PB, 6.000%, 03/25/19	3,080
11,830	Series 2001-81, Class HE, 6.500%, 01/25/32	13,188
501	Series 2002-2, Class MG, 6.000%, 02/25/17	528
239	Series 2002-3, Class OG, 6.000%, 02/25/17	250
444	Series 2002-28, Class LD, 6.000%, 05/25/17	466

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
247	Series 2002-58, Class HC, 5.500%, 09/25/17	260
516	Series 2002-59, Class UC, 5.500%, 09/25/17	546
156	Series 2002-63, Class KC, 5.000%, 10/25/17	165
10,881	Series 2002-64, Class PG, 5.500%, 10/25/32	11,966
799	Series 2003-16, Class LJ, 5.000%, 03/25/18	848
7,334	Series 2003-24, Class PD, 5.000%, 04/25/18	7,732
958	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	212
1,361	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	301
1,858	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	139
1,247	Series 2003-89, Class DC, 5.000%, 12/25/32	1,290
1,322	Series 2003-92, Class HP, 4.500%, 09/25/18	1,401
1,526	Series 2003-129, Class ME, 5.000%, 08/25/23	1,607
2,928	Series 2004-53, Class P, 5.500%, 07/25/33	3,060
3,343	Series 2004-60, Class PA, 5.500%, 04/25/34	3,616
755	Series 2004-72, Class F, VAR, 0.655%, 09/25/34	762
153	Series 2004-101, Class AR, 5.500%, 01/25/35	167
7,456	Series 2005-19, Class PA, 5.500%, 07/25/34	8,168
771	Series 2005-29, Class QD, 5.000%, 08/25/33	785
2,560	Series 2005-38, Class FK, VAR, 0.455%, 05/25/35	2,564
209	Series 2005-84, Class MB, 5.750%, 10/25/35	234
13,394	Series 2005-87, Class PE, 5.000%, 12/25/33	13,837
5,644	Series 2005-100, Class GC, 5.000%, 12/25/34	5,788
8,493	Series 2006-4, Class PB, 6.000%, 09/25/35	9,306
355	Series 2006-58, Class ST, IF, IO, 6.995%, 07/25/36	83

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
348	Series 2007-16, Class FC, VAR, 0.905%, 03/25/37	348
803	Series 2007-22, Class SC, IF, IO, 5.924%, 03/25/37	131
7,664	Series 2007-33, Class MS, IF, IO, 6.435%, 04/25/37	1,174
1,274	Series 2007-54, Class FA, VAR, 0.555%, 06/25/37	1,276
6,683	Series 2007-85, Class SH, IF, IO, 6.345%, 09/25/37	1,019
3,164	Series 2007-95, Class A1, VAR, 0.406%, 08/27/36	3,162
1,609	Series 2007-106, Class A7, VAR, 6.033%, 10/25/37	1,793
1,253	Series 2008-18, Class SE, IF, IO, 6.114%, 03/25/38	208
570	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	74
1,594	Series 2008-77, Class VA, 6.000%, 07/25/19	1,631
2,343	Series 2008-81, Class KA, 5.000%, 10/25/22	2,388
3,063	Series 2008-93, Class AM, 5.500%, 06/25/37	3,306
8,452	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	557
5,931	Series 2009-15, Class AC, 5.500%, 03/25/29	6,545
4,363	Series 2009-29, Class LA, VAR, 2.305%, 05/25/39	3,950
3,588	Series 2009-62, Class HJ, 6.000%, 05/25/39	3,940
17,312	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	1,157
6,952	Series 2009-108, Class VN, 5.000%, 09/25/39	7,137
20,667	Series 2009-112, Class SW, IF, IO, 6.095%, 01/25/40	2,331
6,766	Series 2010-19, Class VA, 5.000%, 02/25/21	6,814
3,464	Series 2010-28, Class NK, 5.000%, 10/25/38	3,625
3,128	Series 2010-58, Class MA, 5.500%, 12/25/38	3,345
5,743	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	486
9,263	Series 2010-64, Class DM, 5.000%, 06/25/40	10,149

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	233

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,625	Series 2010-64, Class EH, 5.000%, 10/25/35	2,724
11,661	Series 2010-111, Class AE, 5.500%, 04/25/38	12,548
32,954	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	3,300
4,423	Series 2011-36, Class PA, 4.000%, 02/25/39	4,634
17,595	Series 2011-42, Class DE, 3.250%, 11/25/28	18,243
50,141	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	6,761
9,053	Series 2013-1, Class BA, 3.000%, 02/25/40	9,171
5,435	Series 2013-55, Class BA, 3.000%, 06/25/37	5,519
26,632	Series 2013-83, Class CA, 3.500%, 10/25/37	27,489
15,396	Series 2013-90, Class DK, 3.500%, 12/25/31	16,120
5,510	Series 2013-96, Class CA, 4.000%, 04/25/41	5,872
15,385	Series 2013-96, Class YA, 3.500%, 09/25/38	15,878
19,386	Series 2013-96, Class YA, 3.500%, 12/25/38	20,161
9	Series G-11, Class Z, 8.500%, 05/25/21	11
2	Series G-22, Class ZT, 8.000%, 12/25/16	3
492	Series G92-19, Class M, 8.500%, 04/25/22	569
19	Series G92-35, Class E, 7.500%, 07/25/22	21
595	Series G92-35, Class EA, 8.000%, 07/25/22	663
8	Series G92-40, Class ZC, 7.000%, 07/25/22	9
49	Series G92-44, Class ZQ, 8.000%, 07/25/22	53
19	Series G92-54, Class ZQ, 7.500%, 09/25/22	21
3,033	Series G92-64, Class J, 8.000%, 11/25/22	3,535
1,250	Series G92-66, Class K, 8.000%, 12/25/22	1,422
1,106	Series G94-6, Class PJ, 8.000%, 05/17/24	1,283
1	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	2
	Federal National Mortgage Association STRIPS,
20	Series 108, Class 1, PO, 03/25/20	20
1	Series 268, Class 2, IO, 9.000%, 02/01/23	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
824	Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	166
854	Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	191
720	Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	51
1,843	Series 334, Class 9, IO, 6.000%, 03/01/33	391
4,226	Series 343, Class 21, IO, 4.000%, 09/01/18	266
1,455	Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	101
948	Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	81
681	Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	123
664	Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	118
803	Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	140
516	Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	106
1,638	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	302
2,701	Series 394, Class C3, IO, 6.500%, 09/25/38	550
8,543	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.416%, 11/25/46	8,490
	Government National Mortgage Association,
4,094	Series 2004-32, Class VH, 5.000%, 04/20/22	4,134
1,063	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	188
13,267	Series 2006-23, Class S, IF, IO, 6.346%, 01/20/36	1,626
24,959	Series 2006-26, Class S, IF, IO, 6.346%, 06/20/36	4,163
15,143	Series 2007-16, Class KU, IF, IO, 6.496%, 04/20/37	2,593
4,723	Series 2008-75, Class SP, IF, IO, 7.316%, 08/20/38	850
6,612	Series 2009-14, Class KS, IF, IO, 6.146%, 03/20/39	935
1,850	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	398
15,949	Series 2009-14, Class SA, IF, IO, 5.926%, 03/20/39	2,213
4,629	Series 2009-45, Class PB, 4.500%, 07/16/33	4,762

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,600	Series 2009-61, Class PD, 5.000%, 03/16/38	10,206
17,595	Series 2009-106, Class XL, IF, IO, 6.596%, 06/20/37	2,765
1,467	Series 2010-14, Class QP, 6.000%, 12/20/39	1,560
10,937	Series 2011-48, Class QA, 5.000%, 08/16/39	11,650
17,820	Series 2012-84, Class AB, 5.000%, 07/16/33	18,661
19,304	Series 2012-96, Class WP, 6.500%, 08/16/42	22,355
5,340	Series 2013-88, Class WA, VAR, 4.984%, 06/20/30	5,891
29,319	Series 2013-H05, Class FB, VAR, 0.568%, 02/20/62	29,149
	NCUA Guaranteed Notes Trust,
14,815	Series 2010-R3, Class 1A, VAR, 0.718%, 12/08/20	14,939
6,249	Series 2010-R3, Class 3A, 2.400%, 12/08/20	6,386
9	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	11

		702,396

	Non-Agency CMO — 1.3%
109	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	112
	Banc of America Mortgage Trust,
2,173	Series 2004-4, Class 4A1, 4.750%, 05/25/19	2,235
2,384	Series 2004-5, Class 4A1, 4.750%, 06/25/19	2,423
3,826	Series 2005-1, Class 2A1, 5.000%, 02/25/20	3,943
	BCAP LLC Trust,
3,190	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	3,316
371	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	372
1,116	Series 2010-RR10, Class 4A5, VAR, 1.658%, 09/27/37 (e)	1,116
418	Series 2010-RR4, Class 5A7, VAR, 0.475%, 05/26/37 (e)	416
106	Series 2010-RR6, Class 23A7, VAR, 0.366%, 06/26/37 (e)	106
3,370	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	3,578

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
4,287	Series 2010-RR9, Class 1A3, VAR, 2.682%, 08/28/37 (e)	4,301
2,193	Series 2011-RR2, Class 3A3, VAR, 2.706%, 11/21/35 (e)	2,193
176	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.467%, 10/25/33	175
	CAM Mortgage Trust,
1,294	Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	1,297
5,181	Series 2014-1, Class A, SUB, 3.351%, 12/15/53 (e)	5,182
557	Chase Mortgage Finance Trust, Series 2003-S13, Class A2, 5.000%, 11/25/33	583
	CHL Mortgage Pass-Through Trust,
1,322	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	1,354
404	Series 2004-8, Class 2A1, 4.500%, 06/25/19	416
827	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	861
	Citigroup Mortgage Loan Trust,
5,358	Series 2008-AR4, Class 1A1A, VAR, 2.704%, 11/25/38 (e)	5,401
8,784	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	9,105
	Citigroup Mortgage Loan Trust, Inc.,
539	Series 2003-UP3, Class A1, 7.000%, 09/25/33	557
1,836	Series 2004-UST1, Class A6, VAR, 3.444%, 08/25/34	1,784
	Credit Suisse First Boston Mortgage Securities Corp.,
410	Series 2003-17, Class 2A6, 3.500%, 07/25/18	410
1,089	Series 2003-23, Class 8A1, 5.000%, 09/25/18	1,111
1,638	Series 2004-8, Class 6A1, 4.500%, 12/25/19	1,669
	CSMC,
2,549	Series 2010-1R, Class 9A1, VAR, 2.958%, 06/27/37 (e)	2,577
888	Series 2011-7R, Class A1, VAR, 1.405%, 08/28/47 (e)	887
847	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.300%, 12/25/14	845
1,608	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	1,631

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	235

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	First Horizon Mortgage Pass-Through Trust,
1,272	Series 2003-8, Class 2A1, 4.500%, 09/25/18	1,288
1,470	Series 2004-7, Class 2A1, 4.750%, 12/25/19	1,482
3,954	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 2.986%, 10/19/33	3,917
8,365	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	8,179
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.515%, 02/25/35	2,799
	JP Morgan Mortgage Trust,
3,868	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	3,923
5,012	Series 2006-A2, Class 4A1, VAR, 2.733%, 08/25/34	5,014
5	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	5
	MASTR Alternative Loan Trust,
164	Series 2004-8, Class 6A1, 5.500%, 09/25/19	171
2,246	Series 2004-8, Class 7A1, 5.000%, 09/25/19	2,288
	MASTR Asset Securitization Trust,
471	Series 2002-7, Class 1A1, 5.500%, 11/25/17	486
1,098	Series 2003-2, Class 1A1, 5.000%, 03/25/18	1,106
622	Series 2003-11, Class 10A1, 5.000%, 12/25/18	638
1,564	Series 2004-6, Class 6A1, 4.500%, 07/25/19	1,584
3	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	3
185	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	189
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
1,016	Series 2005-AR1, Class 1A1, VAR, 2.617%, 02/25/35	1,025
201	Series 2005-AR2, Class 3A1, VAR, 0.406%, 05/25/35	200
2,172	Series 2005-AR6, Class 4A1, VAR, 0.416%, 12/25/35	1,042

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1	PaineWebber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	1
2,231	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	2,244
920	RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	925
29	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	30
3,661	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	3,860
	Springleaf Mortgage Loan Trust,
7,414	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	7,548
4,642	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	4,634
3,067	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	3,056
4,014	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	4,014
3,132	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	3,211
6,445	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	6,490
	Wells Fargo Mortgage-Backed Securities Trust,
1,509	Series 2003-K, Class 1A1, VAR, 2.501%, 11/25/33	1,549
24	Series 2003-K, Class 1A2, VAR, 2.501%, 11/25/33	25
3,941	Series 2003-M, Class A1, VAR, 2.618%, 12/25/33	3,955
1,455	Series 2004-EE, Class 2A2, VAR, 2.612%, 12/25/34	1,493
1,972	Series 2004-EE, Class 3A2, VAR, 2.695%, 12/25/34	2,016
2,035	Series 2004-O, Class A1, VAR, 4.925%, 08/25/34	2,088

		142,434

	Total Collateralized Mortgage Obligations (Cost $837,445)	844,830

Commercial Mortgage-Backed Securities — 5.5%
	A10 Securitization LLC,
5,218	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	5,242
4,716	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,713

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
9,299	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	9,313
	Banc of America Commercial Mortgage Trust,
15,669	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	17,003
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	11,505
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47	13,715
18,177	Banc of America Large Loan Trust, Series 2009-FDG, Class A, VAR, 5.204%, 01/25/42 (e)	19,884
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.406%, 06/10/39	6,767
4,355	Series 2005-6, Class B, VAR, 5.183%, 09/10/47	4,603
	Bear Stearns Commercial Mortgage Securities Trust,
12,502	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	12,541
2,744	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	2,847
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.219%, 07/15/44	10,564
	COBALT CMBS Commercial Mortgage Trust,
12,605	Series 2006-C1, Class A4, 5.223%, 08/15/48	13,636
19,897	Series 2006-C1, Class AM, 5.254%, 08/15/48	20,540
	COMM Mortgage Trust,
15,000	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	15,597
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,346
1,753	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.086%, 01/17/32	1,759
17,419	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.820%, 07/10/38	19,027
15,315	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.681%, 03/15/39	16,441
347	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	346

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	DBRR Trust,
1,858	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	1,858
20,930	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	20,870
7,796	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	7,821
4,232	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	4,400
6,043	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2004-C2, Class A4, VAR, 5.301%, 08/10/38	6,104
13,529	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	13,583
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	16,149
	JP Morgan Chase Commercial Mortgage Securities Corp.,
3,158	Series 2004-C2, Class A3, VAR, 5.405%, 05/15/41	3,161
4,840	Series 2005-LDP5, Class B, VAR, 5.393%, 12/15/44	5,120
	JP Morgan Chase Commercial Mortgage Securities Trust,
7,455	Series 2006-CB17, Class A4, 5.429%, 12/12/43	8,058
10,655	Series 2006-LDP7, Class A4, VAR, 5.873%, 04/15/45	11,642
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,273
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,036
15,990	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	16,495
	LB-UBS Commercial Mortgage Trust,
5,000	Series 2004-C2, Class E, 4.487%, 03/15/36	5,002
11,215	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	11,609
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	3,171
11,651	Series 2007-C2, Class A3, 5.430%, 02/15/40	12,880
4,969	Series 2007-C6, Class A4, VAR, 5.858%, 07/15/40	5,361

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
3,779	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,308
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.686%, 05/12/39	5,337
	Morgan Stanley Capital I Trust,
5,796	Series 2005-HQ5, Class C, VAR, 5.302%, 01/14/42	5,970
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,948
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,676
	Morgan Stanley Re-REMIC Trust,
5,541	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	5,567
2,655	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	2,695
16,129	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	16,188
12,726	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	12,758
	NCUA Guaranteed Notes Trust,
16,817	Series 2010-C1, Class A1, 1.600%, 10/29/20	16,946
2,143	Series 2010-C1, Class APT, 2.650%, 10/29/20	2,211
6,593	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.005%, 08/25/29 (e)	6,600
10,017	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.356%, 08/25/29 (e)	10,025
5,130	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	5,132
	TIAA CMBS I Trust,
1,563	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	1,566
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	14,856
	TIAA Seasoned Commercial Mortgage Trust,
7,958	Series 2007-C4, Class A3, VAR, 5.549%, 08/15/39	8,147
27,750	Series 2007-C4, Class AJ, VAR, 5.549%, 08/15/39	29,568
2,174	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	2,197
	Wachovia Bank Commercial Mortgage Trust,
3,535	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	3,540
15,411	Series 2005-C22, Class A4, VAR, 5.291%, 12/15/44	16,347
20,957	Series 2005-C22, Class AM, VAR, 5.341%, 12/15/44	22,324

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

9,733	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	9,686
7,288	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	7,374

	Total Commercial Mortgage-Backed Securities (Cost $614,944)	603,948

Corporate Bonds — 19.3%
	Consumer Discretionary — 0.8%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
2,639	1.750%, 03/01/14	2,639
2,000	2.600%, 12/01/16	2,075

		4,714

	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,088	1.300%, 07/31/15 (e)	1,097
4,250	1.450%, 08/01/16 (e)	4,290
3,365	1.650%, 04/10/15 (e)	3,400
3,350	2.300%, 01/09/15 (e)	3,400
385	2.625%, 09/15/16 (e)	400

		12,587

	Media — 0.6%
	21st Century Fox America, Inc.,
360	5.300%, 12/15/14	374
1,495	7.600%, 10/11/15	1,645
315	8.000%, 10/17/16	371
1,500	CBS Corp., 1.950%, 07/01/17	1,523
	Comcast Corp.,
675	4.950%, 06/15/16	737
1,685	5.850%, 11/15/15	1,834
1,370	5.900%, 03/15/16	1,509
416	6.500%, 01/15/17	480
	Cox Communications, Inc.,
1,988	5.450%, 12/15/14	2,064
505	5.500%, 10/01/15	541
1,190	5.875%, 12/01/16 (e)	1,335
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,855	1.750%, 01/15/18	6,801
4,030	2.400%, 03/15/17	4,144
2,832	3.125%, 02/15/16	2,948
1,813	3.500%, 03/01/16	1,904
1,205	Discovery Communications LLC, 3.700%, 06/01/15	1,250

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
10,625	NBCUniversal Media LLC, 2.875%, 04/01/16	11,069
	Thomson Reuters Corp., (Canada),
4,455	0.875%, 05/23/16	4,446
775	1.300%, 02/23/17	774
3,886	Time Warner Cable, Inc., 5.850%, 05/01/17	4,395
	Time Warner, Inc.,
1,336	3.150%, 07/15/15	1,382
1,530	5.875%, 11/15/16	1,723
	Viacom, Inc.,
3,610	1.250%, 02/27/15	3,631
4,700	2.500%, 12/15/16	4,872
653	2.500%, 09/01/18	667
2,910	Walt Disney Co. (The), Series E, 0.875%, 12/01/14	2,926

		65,345

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
385	5.750%, 07/15/14	392
851	5.900%, 12/01/16	953
1,485	7.450%, 07/15/17	1,733
1,090	7.875%, 07/15/15	1,191

		4,269

	Specialty Retail — 0.1%
485	AutoZone, Inc., 5.750%, 01/15/15	507
2,155	Home Depot, Inc. (The), 2.250%, 09/10/18	2,196
	Lowe’s Cos., Inc.,
2,868	1.625%, 04/15/17	2,919
105	5.000%, 10/15/15	112

		5,734

	Total Consumer Discretionary	92,649

	Consumer Staples — 0.9%
	Beverages — 0.4%
5,847	Anheuser-Busch Cos. LLC, 5.050%, 10/15/16	6,474
	Anheuser-Busch InBev Finance, Inc.,
3,335	0.800%, 01/15/16	3,347
2,375	1.125%, 01/27/17	2,385
1,550	1.250%, 01/17/18	1,531
	Anheuser-Busch InBev Worldwide, Inc.,
755	0.800%, 07/15/15	759
1,420	1.500%, 07/14/14	1,426
1,371	5.375%, 11/15/14 (e)	1,417
3,400	Beam, Inc., 1.875%, 05/15/17	3,425

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,410
1,773	1.800%, 09/01/16	1,819
461	Diageo Capital plc, (United Kingdom), 1.500%, 05/11/17	465
	Diageo Finance B.V., (Netherlands),
1,792	3.250%, 01/15/15	1,836
400	5.300%, 10/28/15	431
1,525	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,585
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,737
	PepsiCo, Inc.,
2,250	0.700%, 02/26/16	2,250
1,300	0.800%, 08/25/14	1,303
	SABMiller Holdings, Inc.,
3,240	1.850%, 01/15/15 (e)	3,279
230	2.450%, 01/15/17 (e)	238
3,069	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	3,445

		42,562

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
1,920	2.250%, 12/05/18	1,936
2,370	3.250%, 05/18/15	2,446
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,910
4,765	2.300%, 01/15/19	4,775
890	3.900%, 10/01/15	934
1,200	4.950%, 01/15/15	1,245
500	6.400%, 08/15/17	577
3,055	Walgreen Co., 1.800%, 09/15/17	3,094
1,900	Wal-Mart Stores, Inc., 2.250%, 07/08/15	1,947

		19,864

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,000	3.200%, 06/15/17	1,038
2,495	4.100%, 03/15/16	2,638
500	5.100%, 07/15/15	528
3,345	Cargill, Inc., 1.900%, 03/01/17 (e)	3,406
	ConAgra Foods, Inc.,
2,480	1.300%, 01/25/16	2,500
1,529	1.350%, 09/10/15	1,543
1,190	General Mills, Inc., 0.875%, 01/29/16	1,193

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
	Kellogg Co.,
729	1.750%, 05/17/17	737
3,095	1.875%, 11/17/16	3,156
3,265	4.450%, 05/30/16	3,512
1,480	Kraft Foods Group, Inc., 2.250%, 06/05/17	1,520
900	Mead Johnson Nutrition Co., 3.500%, 11/01/14	917
	Mondelez International, Inc.,
7,265	2.250%, 02/01/19	7,267
2,145	4.125%, 02/09/16	2,279
2,365	Nabisco, Inc., 7.550%, 06/15/15	2,572
2,130	Tyson Foods, Inc., 6.600%, 04/01/16	2,367

		37,173

	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	441

	Total Consumer Staples	100,040

	Energy — 1.4%
	Energy Equipment & Services — 0.3%
737	Cameron International Corp., 1.600%, 04/30/15	745
8,168	Halliburton Co., 1.000%, 08/01/16	8,211
	Nabors Industries, Inc.,
1,822	2.350%, 09/15/16 (e)	1,865
3,200	6.150%, 02/15/18	3,627
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	895
	Noble Holding International Ltd., (Cayman Islands),
3,093	2.500%, 03/15/17	3,167
2,450	3.450%, 08/01/15	2,533
1,440	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,432
	Transocean, Inc., (Cayman Islands),
4,980	2.500%, 10/15/17	5,053
650	4.950%, 11/15/15	693
1,300	6.000%, 03/15/18	1,464
535	Weatherford International Ltd., (Bermuda), 5.500%, 02/15/16	576
1,450	Weatherford International, Inc., 6.350%, 06/15/17	1,647

		31,908

	Oil, Gas & Consumable Fuels — 1.1%
	Anadarko Petroleum Corp.,
960	5.750%, 06/15/14	974

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
5,529	5.950%, 09/15/16	6,176
2,000	7.625%, 03/15/14	2,004
	Apache Corp.,
3,625	1.750%, 04/15/17	3,685
1,030	5.625%, 01/15/17	1,158
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,881
	BP Capital Markets plc, (United Kingdom),
5,119	0.700%, 11/06/15	5,137
5,562	1.375%, 11/06/17	5,554
2,935	1.846%, 05/05/17	2,994
4,040	3.200%, 03/11/16	4,247
4,975	3.875%, 03/10/15	5,152
	Canadian Natural Resources Ltd., (Canada),
1,288	1.450%, 11/14/14	1,297
3,660	4.900%, 12/01/14	3,780
1,280	5.700%, 05/15/17	1,455
965	6.000%, 08/15/16	1,081
800	Chevron Corp., 1.718%, 06/24/18	804
1,065	ConocoPhillips, 6.650%, 07/15/18	1,281
1,400	ConocoPhillips Co., 1.050%, 12/15/17	1,388
	Devon Energy Corp.,
2,536	1.875%, 05/15/17	2,570
4,225	2.400%, 07/15/16	4,349
595	EnCana Holdings Finance Corp., (Canada), 5.800%, 05/01/14	600
4,376	Enterprise Products Operating LLC, Series L, 6.300%, 09/15/17	5,086
1,662	EOG Resources, Inc., 2.500%, 02/01/16	1,719
1,500	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,790
	Marathon Oil Corp.,
4,103	0.900%, 11/01/15	4,116
1,195	6.000%, 10/01/17	1,375
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	363
1,075	1.750%, 02/15/17	1,094
4,766	PC Financial Partnership, 5.000%, 11/15/14	4,914
	Petrobras International Finance Co., (Cayman Islands),
7,542	3.500%, 02/06/17	7,662
1,645	3.875%, 01/27/16	1,690
3,300	6.125%, 10/06/16	3,556
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19 (e)	2,616
2,091	Phillips 66, 2.950%, 05/01/17	2,200

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
2,547	Plains All American Pipeline LP/PAA Finance Corp., 6.125%, 01/15/17	2,889
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,250
1,000	6.200%, 04/15/18	1,141
629	Spectra Energy Partners LP, 2.950%, 09/25/18	648
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	241
548	1.950%, 11/08/18	552
1,379	3.125%, 08/17/17	1,468
2,455	Talisman Energy, Inc., (Canada), 5.125%, 05/15/15	2,573
905	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	1,022
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	290
2,055	1.000%, 08/12/16	2,074
924	1.500%, 02/17/17	939
716	1.550%, 06/28/17	726
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,347
	TransCanada PipeLines Ltd., (Canada),
785	0.750%, 01/15/16	786
400	3.400%, 06/01/15	414
249	7.690%, 06/30/16	284
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,374

		120,766

	Total Energy	152,674

	Financials — 11.0%
	Capital Markets — 2.7%
	Bank of New York Mellon Corp. (The),
1,324	0.700%, 10/23/15	1,328
1,961	1.200%, 02/20/15	1,977
610	2.200%, 03/04/19	614
2,113	2.300%, 07/28/16	2,186
6,277	2.500%, 01/15/16	6,493
3,430	2.950%, 06/18/15	3,540
6,900	BlackRock, Inc., 3.500%, 12/10/14	7,067
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,176
9,420	Credit Suisse, (Switzerland), 3.500%, 03/23/15	9,723
	Credit Suisse USA, Inc.,
2,255	4.875%, 01/15/15	2,342
12,188	5.125%, 08/15/15	12,986
395	5.850%, 08/16/16	442

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
	Deutsche Bank AG, (Germany),
13,790	3.250%, 01/11/16	14,413
5,560	3.875%, 08/18/14	5,648
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,919
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	733
1,244	2.625%, 01/31/19	1,251
13,546	3.300%, 05/03/15	13,947
17,355	3.625%, 02/07/16	18,222
14,915	3.700%, 08/01/15	15,506
2,516	5.350%, 01/15/16	2,718
3,000	5.500%, 11/15/14	3,105
5,390	5.950%, 01/18/18	6,157
2,500	6.150%, 04/01/18	2,881
5,907	6.250%, 09/01/17	6,797
	ING Bank N.V., (Netherlands),
3,572	2.000%, 09/25/15 (e)	3,634
3,000	3.750%, 03/07/17 (e)	3,204
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,722
600	5.125%, 04/13/18	653
2,050	5.875%, 06/08/14	2,078
	Macquarie Bank Ltd., (Australia),
4,673	2.000%, 08/15/16 (e)	4,740
3,303	5.000%, 02/22/17 (e)	3,597
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,098
5,485	7.300%, 08/01/14 (e)	5,635
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,201
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,089
2,771	2.500%, 01/24/19	2,782
1,936	2.875%, 07/28/14	1,954
6,250	4.100%, 01/26/15	6,442
13,242	4.200%, 11/20/14	13,590
915	4.750%, 04/01/14	918
5,040	4.750%, 03/22/17	5,530
3,055	5.375%, 10/15/15	3,275
1,270	5.550%, 04/27/17	1,425
1,075	5.750%, 10/18/16	1,198
7,370	5.950%, 12/28/17	8,455
13,150	6.000%, 05/13/14	13,290
8,780	6.000%, 04/28/15	9,309
4,408	6.625%, 04/01/18	5,186

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,473
8,505	5.000%, 03/04/15	8,837
	State Street Corp.,
920	1.350%, 05/15/18	909
2,015	5.375%, 04/30/17	2,243
1,600	TD Ameritrade Holding Corp., 4.150%, 12/01/14	1,644
	UBS AG, (Switzerland),
5,299	3.875%, 01/15/15	5,457
3,126	5.750%, 04/25/18	3,607

		291,346

	Commercial Banks — 3.0%
6,346	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	6,392
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,385
1,896	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,962
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	3.250%, 03/01/16 (e)	1,782
2,800	Reg. S, 3.250%, 03/01/16	2,935
	Bank of Montreal, (Canada),
3,325	0.800%, 11/06/15	3,343
6,034	1.300%, 10/31/14 (e)	6,076
	Bank of Nova Scotia, (Canada),
325	0.750%, 10/09/15	327
1,390	1.375%, 12/18/17	1,383
5,236	1.650%, 10/29/15 (e)	5,339
230	2.550%, 01/12/17	240
1,645	2.900%, 03/29/16	1,720
5,300	3.400%, 01/22/15	5,444
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
2,640	1.550%, 09/09/16 (e)	2,673
3,905	3.850%, 01/22/15 (e)	4,014
2,935	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	2,944
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	11,253
5,250	2.750%, 02/23/15	5,362
1,250	5.000%, 09/22/16	1,375
	BB&T Corp.,
673	1.450%, 01/12/18	667

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
840	1.600%, 08/15/17	847
900	2.050%, 04/28/14	901
2,230	2.150%, 03/22/17	2,292
11,035	3.200%, 03/15/16	11,555
312	3.950%, 04/29/16	333
1,878	5.200%, 12/23/15	2,020
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,683
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,404
3,000	2.600%, 07/02/15 (e)	3,088
2,040	Comerica, Inc., 3.000%, 09/16/15	2,115
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	10,282
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,515
	Fifth Third Bancorp,
470	2.300%, 03/01/19	471
7,251	3.625%, 01/25/16	7,633
600	Fifth Third Bank, 1.150%, 11/18/16	604
5,524	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	5,442
	KeyBank N.A.,
1,560	1.650%, 02/01/18	1,559
1,290	5.800%, 07/01/14	1,312
10,775	KeyCorp, 3.750%, 08/13/15	11,236
2,850	Manufacturers & Traders Trust Co., 1.450%, 03/07/18	2,814
	National Australia Bank Ltd., (Australia),
960	2.750%, 09/28/15 (e)	993
500	2.750%, 03/09/17	524
3,107	3.000%, 07/27/16 (e)	3,268
2,340	3.750%, 03/02/15 (e)	2,418
8,246	National City Corp., 4.900%, 01/15/15	8,566
6,450	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	6,781
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,820
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,309
2,045	3.625%, 02/08/15	2,106
2,155	4.250%, 09/21/15	2,271
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	493

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
890	1.500%, 01/16/18	888
3,500	2.200%, 07/27/18	3,556
12,250	2.300%, 07/20/16	12,691
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	878
5,788	SouthTrust Corp., 5.800%, 06/15/14	5,878
	SunTrust Banks, Inc.,
5,560	3.500%, 01/20/17	5,895
8,221	3.600%, 04/15/16	8,664
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,249
6,100	2.200%, 07/29/15 (e)	6,251
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,561
1,705	2.450%, 07/27/15	1,753
5,938	2.875%, 11/20/14	6,045
5,020	U.S. Bank N.A., 4.950%, 10/30/14	5,175
	Wachovia Bank N.A.,
1,500	5.000%, 08/15/15	1,592
3,375	5.600%, 03/15/16	3,689
	Wachovia Corp.,
3,000	5.250%, 08/01/14	3,059
22,005	5.625%, 10/15/16	24,570
2,165	5.750%, 06/15/17	2,475
3,362	5.750%, 02/01/18	3,885
	Wells Fargo & Co.,
1,310	1.250%, 02/13/15	1,322
1,750	1.250%, 07/20/16	1,770
1,751	1.500%, 07/01/15	1,775
6,780	2.100%, 05/08/17	6,983
1,040	2.625%, 12/15/16	1,090
560	5.000%, 11/15/14	577
5,185	SUB, 3.676%, 06/15/16	5,528
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,483
	Westpac Banking Corp., (Australia),
3,106	3.000%, 08/04/15	3,219
7,973	3.000%, 12/09/15	8,323
4,790	4.200%, 02/27/15	4,972

		334,067

	Consumer Finance — 1.9%
	American Express Centurion Bank,
950	0.875%, 11/13/15	955
1,633	5.950%, 06/12/17	1,863
1,645	6.000%, 09/13/17	1,898

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
720	American Express Co., 5.500%, 09/12/16	798
	American Express Credit Corp.,
3,635	1.300%, 07/29/16	3,672
833	2.375%, 03/24/17	863
4,280	2.750%, 09/15/15	4,422
8,262	2.800%, 09/19/16	8,645
3,030	5.125%, 08/25/14	3,098
2,150	5.300%, 12/02/15	2,320
	American Honda Finance Corp.,
1,667	1.000%, 08/11/15 (e)	1,679
1,409	1.125%, 10/07/16	1,421
2,085	1.450%, 02/27/15 (e)	2,106
2,157	1.850%, 09/19/14 (e)	2,176
1,725	2.500%, 09/21/15 (e)	1,777
2,200	3.500%, 03/16/15 (e)	2,267
	Capital One Financial Corp.,
3,532	1.000%, 11/06/15	3,542
3,075	2.150%, 03/23/15	3,127
7,098	3.150%, 07/15/16	7,454
1,330	5.500%, 06/01/15	1,404
9,165	7.375%, 05/23/14	9,303
	Caterpillar Financial Services Corp.,
1,629	0.700%, 11/06/15	1,635
1,270	0.700%, 02/26/16	1,271
2,115	1.000%, 11/25/16	2,122
630	1.050%, 03/26/15	635
3,515	1.125%, 12/15/14	3,536
760	Series G, 2.050%, 08/01/16	783
275	2.650%, 04/01/16	286
1,700	5.500%, 03/15/16	1,853
	Ford Motor Credit Co. LLC,
1,778	1.700%, 05/09/16	1,803
2,900	2.375%, 01/16/18	2,940
1,000	2.750%, 05/15/15	1,023
3,546	2.875%, 10/01/18	3,640
4,933	3.000%, 06/12/17	5,137
15,786	3.984%, 06/15/16	16,776
6,080	4.207%, 04/15/16	6,471
	HSBC Finance Corp.,
15,901	5.000%, 06/30/15	16,757
2,185	5.250%, 04/15/15	2,295
1,120	5.500%, 01/19/16	1,213
	HSBC USA, Inc.,
5,440	1.625%, 01/16/18	5,426
930	2.625%, 09/24/18	956

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
	John Deere Capital Corp.,
536	0.700%, 09/04/15	539
1,418	0.875%, 04/17/15	1,426
790	1.850%, 09/15/16	811
2,100	1.950%, 03/04/19	2,101
2,360	2.000%, 01/13/17	2,432
2,400	2.250%, 06/07/16	2,486
1,335	2.950%, 03/09/15	1,370
	Nissan Motor Acceptance Corp.,
5,743	1.000%, 03/15/16 (e)	5,747
3,883	1.800%, 03/15/18 (e)	3,855
1,900	2.350%, 03/04/19 (e)	1,903
	PACCAR Financial Corp.,
2,716	1.550%, 09/29/14	2,736
4,258	1.600%, 03/15/17	4,314
	Toyota Motor Credit Corp.,
5,843	1.250%, 11/17/14	5,882
3,576	1.250%, 10/05/17	3,567
4,365	1.375%, 01/10/18	4,352
5,195	2.050%, 01/12/17	5,366
2,250	2.100%, 01/17/19	2,266
1,200	2.800%, 01/11/16	1,249
2,737	3.200%, 06/17/15	2,836
	Volkswagen International Finance N.V., (Netherlands),
3,450	1.625%, 03/22/15 (e)	3,485
2,363	2.375%, 03/22/17 (e)	2,444
2,050	2.875%, 04/01/16 (e)	2,133

		204,648

	Diversified Financial Services — 2.2%
	Bank of America Corp.,
710	Series L, 1.350%, 11/21/16	711
5,685	2.000%, 01/11/18	5,714
4,070	2.600%, 01/15/19	4,120
3,715	3.625%, 03/17/16	3,914
3,455	3.750%, 07/12/16	3,670
2,315	3.875%, 03/22/17	2,484
3,000	4.500%, 04/01/15	3,121
570	4.750%, 08/01/15	602
968	Series C, 5.000%, 01/15/15	1,004
4,750	Series B, 5.300%, 09/30/15	5,063
4,591	5.450%, 07/15/14	4,662
4,455	5.625%, 10/14/16	4,946
4,203	5.750%, 12/01/17	4,794
11,010	6.000%, 09/01/17	12,573

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
4,105	6.400%, 08/28/17	4,749
4,530	6.500%, 08/01/16	5,101
5,746	6.875%, 04/25/18	6,843
18,520	7.375%, 05/15/14	18,770
500	Boeing Capital Corp., 2.125%, 08/15/16	516
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,029
	Citigroup, Inc.,
1,955	1.700%, 07/25/16	1,981
4,077	1.750%, 05/01/18	4,033
4,170	2.500%, 09/26/18	4,220
6,381	3.953%, 06/15/16	6,786
12,570	4.450%, 01/10/17	13,660
1,743	4.700%, 05/29/15	1,826
5,621	4.750%, 05/19/15	5,889
162	5.500%, 10/15/14	167
600	5.850%, 08/02/16	667
8,080	6.010%, 01/15/15	8,449
5,349	6.125%, 11/21/17	6,187
2,620	6.125%, 05/15/18	3,035
5,748	6.375%, 08/12/14	5,896
1,430	Deutsche Bank AG, (Germany), 2.500%, 02/13/19	1,443
	General Electric Capital Corp.,
2,958	1.000%, 12/11/15	2,985
6,948	1.625%, 07/02/15	7,060
5,476	2.300%, 04/27/17	5,676
1,775	2.300%, 01/14/19	1,806
2,000	2.900%, 01/09/17	2,105
12,870	3.500%, 06/29/15	13,384
5,000	Series A, 3.750%, 11/14/14	5,118
2,345	4.375%, 09/21/15	2,477
5,000	Series A, 4.750%, 09/15/14	5,119
5,585	5.000%, 01/08/16	6,039
1,000	5.375%, 10/20/16	1,114
1,122	5.400%, 02/15/17	1,261
6,370	5.625%, 09/15/17	7,299
5,250	5.625%, 05/01/18	6,061
605	Series A, 6.900%, 09/15/15	659
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	547
2,486	IntercontinentalExchange Group, Inc., 2.500%, 10/15/18	2,544
2,000	MBNA Corp., 5.000%, 06/15/15	2,104
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	501

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	534
3,250	1.900%, 08/10/18	3,284
3,052	3.100%, 06/28/15	3,162
849	3.250%, 09/22/15	887
750	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	841

		245,192

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,098
5,000	5.600%, 05/15/15	5,303
1,375	5.800%, 03/15/18	1,578
1,670	5.875%, 06/15/14	1,696
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,449
	American International Group, Inc.,
1,351	3.800%, 03/22/17	1,451
260	4.875%, 09/15/16	285
4,436	5.600%, 10/18/16	4,931
2,343	Aon Corp., 3.500%, 09/30/15	2,437
	Berkshire Hathaway Finance Corp.,
674	1.300%, 05/15/18	668
1,470	1.600%, 05/15/17	1,497
6,615	5.100%, 07/15/14	6,736
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,128
	CNA Financial Corp.,
4,840	5.850%, 12/15/14	5,036
1,255	6.950%, 01/15/18	1,451
800	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	905
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	6,135
700	2.875%, 04/21/14 (e)	702
1,085	3.125%, 04/14/16 (e)	1,136
	Metropolitan Life Global Funding I,
3,250	1.500%, 01/10/18 (e)	3,193
1,700	2.000%, 01/09/15 (e)	1,723
5,081	2.500%, 09/29/15 (e)	5,236
1,900	3.125%, 01/11/16 (e)	1,987
2,850	5.125%, 06/10/14 (e)	2,887
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	592
920	2.450%, 07/14/16 (e)	957
5,665	3.000%, 05/04/15 (e)	5,830

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
	Pricoa Global Funding I,
4,120	1.600%, 05/29/18 (e)	4,055
5,995	5.450%, 06/11/14 (e)	6,073
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,324
	Principal Life Global Funding II,
2,141	1.000%, 12/11/15 (e)	2,148
730	1.125%, 09/18/15 (e)	736
2,969	2.250%, 10/15/18 (e)	2,976
1,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,059
3,450	Prudential Financial, Inc., 4.750%, 09/17/15	3,662
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,302
1,000	5.750%, 12/15/17	1,158
2,561	6.250%, 06/20/16	2,874

		104,394

	Real Estate Investment Trusts (REITs) — 0.2%
705	Boston Properties LP, 5.000%, 06/01/15	741
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,487
825	5.950%, 02/15/17	924
	ERP Operating LP,
219	5.125%, 03/15/16	238
500	5.250%, 09/15/14	512
755	5.375%, 08/01/16	833
566	5.750%, 06/15/17	643
	HCP, Inc.,
1,095	6.700%, 01/30/18	1,286
4,212	7.072%, 06/08/15	4,543
	Simon Property Group LP,
1,001	2.150%, 09/15/17	1,027
2,737	2.200%, 02/01/19	2,748
1,738	4.200%, 02/01/15	1,780
438	5.100%, 06/15/15	464
2,355	5.250%, 12/01/16	2,602
825	6.100%, 05/01/16	907
1,060	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	1,103
3,050	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/01/16 (e)	3,400

		26,238

	Thrifts & Mortgage Finance — 0.0% (g)
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	532

	Total Financials	1,206,417

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care — 0.8%
	Biotechnology — 0.1%
	Amgen, Inc.,
292	1.875%, 11/15/14	295
4,670	2.125%, 05/15/17	4,791
653	2.300%, 06/15/16	672
1,065	2.500%, 11/15/16	1,106
435	5.850%, 06/01/17	497
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,519
2,346	2.450%, 10/15/15	2,409

		11,289

	Health Care Equipment & Supplies — 0.0% (g)
255	Baxter International, Inc., 4.000%, 03/01/14	255
1,925	Medtronic, Inc., 3.000%, 03/15/15	1,979

		2,234

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,144
2,155	6.000%, 06/15/16	2,415
	Cardinal Health, Inc.,
315	1.900%, 06/15/17	319
1,469	4.000%, 06/15/15	1,530
	Express Scripts Holding Co.,
1,530	2.100%, 02/12/15	1,551
830	2.650%, 02/15/17	862
2,080	2.750%, 11/21/14	2,114
3,298	3.500%, 11/15/16	3,498
	Laboratory Corp. of America Holdings,
4,735	2.200%, 08/23/17	4,818
2,214	3.125%, 05/15/16	2,309
3,250	5.625%, 12/15/15	3,511
544	McKesson Corp., 0.950%, 12/04/15	546
	Medco Health Solutions, Inc.,
820	2.750%, 09/15/15	844
575	7.125%, 03/15/18	686
	Quest Diagnostics, Inc.,
1,545	3.200%, 04/01/16	1,611
800	5.450%, 11/01/15	859
	UnitedHealth Group, Inc.,
1,587	0.850%, 10/15/15	1,595
867	1.400%, 10/15/17	867
250	1.875%, 11/15/16	256
2,095	5.000%, 08/15/14	2,139
380	5.375%, 03/15/16	415

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — Continued
215	6.000%, 06/15/17	247
2,106	Ventas Realty LP, 1.550%, 09/26/16	2,130
	WellPoint, Inc.,
1,800	1.250%, 09/10/15	1,816
380	5.000%, 12/15/14	393
3,755	5.250%, 01/15/16	4,052

		42,527

	Life Sciences Tools & Services — 0.1%
665	Life Technologies Corp., 3.500%, 01/15/16	696
	Thermo Fisher Scientific, Inc.,
500	1.300%, 02/01/17	500
1,000	1.850%, 01/15/18	1,001
835	3.200%, 03/01/16	873
2,455	5.000%, 06/01/15	2,584

		5,654

	Pharmaceuticals — 0.2%
1,385	AbbVie, Inc., 1.750%, 11/06/17	1,395
2,875	Actavis, Inc., 1.875%, 10/01/17	2,875
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	820
660	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	661
1,165	Hospira, Inc., 6.050%, 03/30/17	1,291
2,525	Merck Sharp & Dohme Corp., 4.750%, 03/01/15	2,636
369	Perrigo Co., Ltd., (Ireland), 1.300%, 11/08/16 (e)	369
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,775
1,495	Sanofi, (France), 1.250%, 04/10/18	1,475
3,950	Teva Pharmaceutical Finance Co., B.V., (Netherlands), 2.400%, 11/10/16	4,089
1,067	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	1,099

		23,485

	Total Health Care	85,189

	Industrials — 0.9%
	Aerospace & Defense — 0.2%
3,510	BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	3,713
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,234
	Lockheed Martin Corp.,
2,835	2.125%, 09/15/16	2,923
1,300	7.650%, 05/01/16	1,488

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Aerospace & Defense — Continued
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	2,017
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,118
1,376	Precision Castparts Corp., 0.700%, 12/20/15	1,380
	Textron, Inc.,
655	5.600%, 12/01/17	729
3,910	6.200%, 03/15/15	4,121
595	United Technologies Corp., 1.800%, 06/01/17	608

		19,331

	Commercial Services & Supplies — 0.2%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,361
1,615	Republic Services, Inc., 3.800%, 05/15/18	1,730
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,266
3,313	6.375%, 03/11/15	3,503
1,800	7.125%, 12/15/17	2,111

		18,971

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	990

	Electrical Equipment — 0.1%
	Eaton Corp.,
2,465	0.950%, 11/02/15	2,478
6,084	1.500%, 11/02/17	6,091
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,762

		10,331

	Industrial Conglomerates — 0.0% (g)
800	Cooper U.S., Inc., 5.450%, 04/01/15	842
3,100	General Electric Co., 5.250%, 12/06/17	3,537

		4,379

	Machinery — 0.0% (g)
220	Caterpillar, Inc., 5.700%, 08/15/16	245
	Illinois Tool Works, Inc.,
937	0.900%, 02/25/17	935
1,909	1.950%, 03/01/19	1,906

		3,086

	Marine — 0.0% (g)
2,700	Pride International, Inc., 8.500%, 06/15/19	3,459

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,703
1,750	5.750%, 03/15/18	2,017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
2,900	Canadian Pacific Railway Co., (Canada), 6.500%, 05/15/18	3,404
4,595	CSX Corp., 6.250%, 04/01/15	4,877
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,965
1,012	2.750%, 03/15/17 (e)	1,043
3,038	5.600%, 05/01/15 (e)	3,205
1,476	6.200%, 11/01/16 (e)	1,663
1,100	Norfolk Southern Corp., 5.750%, 01/15/16	1,197
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,586	2.500%, 07/11/14 (e)	3,610
4,355	3.125%, 05/11/15 (e)	4,476
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,736
1,000	3.600%, 03/01/16	1,050
	Union Pacific Corp.,
1,075	5.650%, 05/01/17	1,206
1,455	7.000%, 02/01/16	1,615

		39,767

	Total Industrials	100,314

	Information Technology — 0.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,700	1.100%, 03/03/17	1,706
2,230	2.125%, 03/01/19	2,249
1,960	5.500%, 02/22/16	2,150

		6,105

	Computers & Peripherals — 0.2%
6,276	Apple, Inc., 0.450%, 05/03/16	6,269
6,900	EMC Corp., 1.875%, 06/01/18	6,915
	Hewlett-Packard Co.,
4,472	2.125%, 09/13/15	4,559
2,500	4.750%, 06/02/14	2,526

		20,269

	Electronic Equipment, Instruments & Components — 0.1%
4,500	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,646
	Arrow Electronics, Inc.,
1,312	3.000%, 03/01/18	1,335
5,285	3.375%, 11/01/15	5,468

		11,449

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,865	0.700%, 07/15/15	2,876
1,360	1.625%, 10/15/15	1,386

		4,262

	IT Services — 0.1%
300	Affiliated Computer Services, Inc., 5.200%, 06/01/15	315
	International Business Machines Corp.,
2,010	0.450%, 05/06/16	2,004
1,375	0.875%, 10/31/14	1,381
5,860	1.950%, 07/22/16	6,040

		9,740

	Office Electronics — 0.1%
	Xerox Corp.,
634	2.950%, 03/15/17	664
4,540	4.250%, 02/15/15	4,692
1,390	6.750%, 02/01/17	1,595

		6,951

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	3,032
	National Semiconductor Corp.,
6,197	3.950%, 04/15/15	6,438
1,988	6.600%, 06/15/17	2,321
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,781

		16,572

	Software — 0.1%
8,282	Intuit, Inc., 5.750%, 03/15/17	9,332
349	Microsoft Corp., 0.875%, 11/15/17	345
	Oracle Corp.,
1,660	1.200%, 10/15/17	1,656
5,155	5.250%, 01/15/16	5,599

		16,932

	Total Information Technology	92,280

	Materials — 0.7%
	Chemicals — 0.3%
2,135	Dow Chemical Co. (The), 2.500%, 02/15/16	2,201
	E.I. du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,919
3,225	3.250%, 01/15/15	3,305
2,840	5.250%, 12/15/16	3,179
	Ecolab, Inc.,
733	1.000%, 08/09/15	737

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
520	1.450%, 12/08/17	516
2,100	2.375%, 12/08/14	2,132
3,175	3.000%, 12/08/16	3,339
960	Monsanto Co., 2.750%, 04/15/16	1,000
4,066	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,305
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,306
840	6.650%, 03/15/18	983
	Praxair, Inc.,
830	4.625%, 03/30/15	867
3,390	5.375%, 11/01/16	3,766
502	Rohm & Haas Co., 6.000%, 09/15/17	575

		31,130

	Construction Materials — 0.0% (g)
975	CRH America, Inc., 6.000%, 09/30/16	1,085

	Metals & Mining — 0.4%
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,709
5,035	1.625%, 02/24/17	5,126
1,365	1.875%, 11/21/16	1,401
375	5.250%, 12/15/15	406
	Freeport-McMoRan Copper & Gold, Inc.,
5,660	1.400%, 02/13/15	5,697
2,417	2.150%, 03/01/17	2,454
530	Nucor Corp., 5.850%, 06/01/18	605
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	5,103
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,182
897	2.250%, 09/20/16	924
5,724	TCI Communications, Inc., 8.750%, 08/01/15	6,374
	Teck Resources Ltd., (Canada),
1,385	2.500%, 02/01/18	1,403
5,785	3.150%, 01/15/17	6,047

		41,431

	Total Materials	73,646

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
5,372	0.800%, 12/01/15	5,383
993	0.900%, 02/12/16	996
1,275	1.400%, 12/01/17	1,266
596	1.600%, 02/15/17	603

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
3,260	1.700%, 06/01/17	3,291
1,000	2.500%, 08/15/15	1,027
200	2.950%, 05/15/16	209
470	5.625%, 06/15/16	519
	BellSouth Corp.,
9,252	5.200%, 09/15/14	9,485
2,270	5.200%, 12/15/16	2,500
	British Telecommunications plc, (United Kingdom),
2,419	2.000%, 06/22/15	2,460
642	2.350%, 02/14/19	644
	Deutsche Telekom International Finance B.V., (Netherlands),
2,715	2.250%, 03/06/17 (e)	2,789
4,470	4.875%, 07/08/14	4,537
1,000	5.750%, 03/23/16	1,097
419	GTE Corp., 6.840%, 04/15/18	493
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,529
	Orange S.A., (France),
1,056	2.750%, 02/06/19	1,070
9,000	4.375%, 07/08/14	9,135
2,000	Qwest Corp., 7.500%, 10/01/14	2,073
2,057	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	2,085
	Telefonica Emisiones S.A.U., (Spain),
847	3.192%, 04/27/18	874
1,121	3.992%, 02/16/16	1,178
1,280	4.949%, 01/15/15	1,323
500	6.421%, 06/20/16	557
	Verizon Communications, Inc.,
2,340	1.250%, 11/03/14	2,352
3,161	2.000%, 11/01/16	3,240
2,479	2.500%, 09/15/16	2,572
15,000	5.550%, 02/15/16	16,361

		81,648

	Wireless Telecommunication Services — 0.2%
3,170	Alltel Corp., 7.000%, 03/15/16	3,547
	America Movil S.A.B. de C.V., (Mexico),
2,031	5.625%, 11/15/17	2,317
685	5.750%, 01/15/15	713
	Rogers Communications, Inc., (Canada),
2,900	6.750%, 03/15/15	3,081
1,335	7.500%, 03/15/15	1,428

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — Continued
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,545
4,340	1.625%, 03/20/17	4,392
4,075	4.150%, 06/10/14	4,114
1,396	5.625%, 02/27/17	1,577
1,435	5.750%, 03/15/16	1,587

		24,301

	Total Telecommunication Services	105,949

	Utilities — 1.0%
	Electric Utilities — 0.7%
1,189	American Electric Power Co., Inc., 1.650%, 12/15/17	1,189
4,295	Arizona Public Service Co., 6.250%, 08/01/16	4,834
	Commonwealth Edison Co.,
2,965	1.950%, 09/01/16	3,037
525	5.950%, 08/15/16	587
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	472
1,480	5.250%, 01/15/18	1,682
	Duke Energy Corp.,
1,025	1.625%, 08/15/17	1,033
505	2.150%, 11/15/16	521
1,565	3.350%, 04/01/15	1,610
1,520	3.950%, 09/15/14	1,548
4,140	Electricite de France, (France), 1.150%, 01/20/17 (e)	4,144
1,019	Entergy Corp., 3.625%, 09/15/15	1,054
935	Entergy Louisiana LLC, 1.875%, 12/15/14	946
1,000	Exelon Corp., 4.900%, 06/15/15	1,050
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	833
1,035	Louisville Gas & Electric Co., 1.625%, 11/15/15	1,054
3,494	Metropolitan Edison Co., 4.875%, 04/01/14	3,505
2,800	MidAmerican Energy Co., 4.650%, 10/01/14	2,868
2,745	Nevada Power Co., Series L, 5.875%, 01/15/15	2,870
	NextEra Energy Capital Holdings, Inc.,
930	1.200%, 06/01/15	936
496	1.339%, 09/01/15	500
355	2.600%, 09/01/15	365
5,665	7.875%, 12/15/15	6,355
530	Ohio Power Co., Series K, 6.000%, 06/01/16	590
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,730

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	3,070
750	PacifiCorp, 4.950%, 08/15/14	765
	Peco Energy Co.,
1,567	1.200%, 10/15/16	1,583
2,076	5.000%, 10/01/14	2,129
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,214
1,000	Potomac Edison Co. (The), 5.125%, 08/15/15	1,054
	Progress Energy, Inc.,
370	5.625%, 01/15/16	402
295	6.050%, 03/15/14	296
500	Public Service Co. of New Mexico, 7.950%, 05/15/18	603
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,444
1,150	Public Service Electric & Gas Co., 2.700%, 05/01/15	1,180
3,545	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	3,952
745	Southern California Edison Co., 4.150%, 09/15/14	760
	Southern Co. (The),
2,975	1.950%, 09/01/16	3,049
2,952	4.150%, 05/15/14	2,973
577	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	564
787	Virginia Electric and Power Co., 1.200%, 01/15/18	777
	Wisconsin Electric Power Co.,
1,815	6.000%, 04/01/14	1,823
1,125	6.250%, 12/01/15	1,233
1,825	Xcel Energy, Inc., 0.750%, 05/09/16	1,818

		76,002

	Gas Utilities — 0.1%
6,038	Atmos Energy Corp., 4.950%, 10/15/14	6,198
	CenterPoint Energy Resources Corp.,
1,045	6.125%, 11/01/17	1,200
1,300	6.150%, 05/01/16	1,445
668	Southern California Gas Co., 5.500%, 03/15/14	669

		9,512

	Independent Power Producers & Energy Traders — 0.0% (g)
	PSEG Power LLC,
2,686	2.450%, 11/15/18	2,708
1,775	2.750%, 09/15/16	1,855

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Independent Power Producers & Energy Traders —Continued
1,000	5.320%, 09/15/16	1,096

		5,659

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
1,000	4.950%, 01/15/15	1,036
1,320	6.375%, 07/15/16	1,479
	CenterPoint Energy, Inc.,
350	Series B, 5.950%, 02/01/17	394
800	Series B, 6.850%, 06/01/15	861
2,725	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	3,034
1,317	Consumers Energy Co., Series P, 5.500%, 08/15/16	1,471
	Dominion Resources, Inc.,
808	Series A, 1.400%, 09/15/17	802
1,000	1.800%, 03/15/14	1,000
335	2.250%, 09/01/15	343
650	Series C, 5.150%, 07/15/15	689
1,785	MidAmerican Energy Holdings Co., 1.100%, 05/15/17 (e)	1,781
2,108	National Grid plc, (United Kingdom), 6.300%, 08/01/16	2,365
	NiSource Finance Corp.,
565	5.250%, 09/15/17	633
2,180	6.400%, 03/15/18	2,548
	Sempra Energy,
1,210	2.000%, 03/15/14	1,211
1,880	6.500%, 06/01/16	2,108
500	TECO Finance, Inc., 4.000%, 03/15/16	530

		22,285

	Total Utilities	113,458

	Total Corporate Bonds (Cost $2,092,804)	2,122,616

Foreign Government Securities — 0.3%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	31,633
	Province of Ontario, (Canada),
1,370	2.300%, 05/10/16	1,420
6,530	2.950%, 02/05/15	6,690

	Total Foreign Government Securities (Cost $39,302)	39,743

Mortgage Pass-Through Securities — 4.9%
	Federal Home Loan Mortgage Corp.,
538	ARM, 1.630%, 08/01/37	562

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,932	ARM, 1.949%, 03/01/37	2,056
2,377	ARM, 1.963%, 05/01/37	2,511
1,808	ARM, 2.041%, 12/01/36	1,920
3,567	ARM, 2.208%, 10/01/36	3,816
1,508	ARM, 2.225%, 08/01/36	1,618
64	ARM, 2.235%, 01/01/27	68
1,116	ARM, 2.265%, 11/01/36	1,187
490	ARM, 2.266%, 06/01/36	523
365	ARM, 2.315%, 12/01/36	383
93	ARM, 2.329%, 12/01/27	99
1,142	ARM, 2.361%, 04/01/37	1,217
929	ARM, 2.365%, 12/01/36	985
2,125	ARM, 2.376%, 01/01/37	2,257
266	ARM, 2.393%, 03/01/35	285
1,007	ARM, 2.405%, 03/01/37	1,080
804	ARM, 2.439%, 10/01/37	856
1,568	ARM, 2.480%, 08/01/36	1,656
3	ARM, 2.518%, 12/01/17	3
1,398	ARM, 2.539%, 08/01/37	1,494
233	ARM, 2.567%, 07/01/36	250
245	ARM, 2.640%, 04/01/37	262
4,007	ARM, 2.730%, 06/01/37	4,332
7,039	ARM, 2.732%, 06/01/37	7,494
540	ARM, 2.736%, 08/01/37	567
87	ARM, 2.745%, 08/01/36	91
2,644	ARM, 2.814%, 04/01/38	2,840
2,228	ARM, 2.836%, 01/01/38	2,388
4,450	ARM, 2.841%, 03/01/35	4,741
3,089	ARM, 2.892%, 10/01/35	3,313
2,360	ARM, 2.899%, 03/01/36	2,510
1,177	ARM, 2.962%, 03/01/37	1,260
885	ARM, 3.028%, 02/01/37	943
6,506	ARM, 3.178%, 03/01/36	7,004
201	ARM, 3.383%, 02/01/37	211
2	ARM, 5.751%, 01/01/27	2
704	ARM, 6.270%, 11/01/37	745
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
36,815	4.000%, 07/01/18 - 06/01/26	39,304
666	4.500%, 04/01/16 - 10/01/18	709
12,137	5.000%, 03/01/18 - 01/01/21	12,980
24,876	5.500%, 08/01/19 - 01/01/24	27,054
8,784	6.000%, 08/01/16 - 12/01/23	9,369
8,216	6.500%, 07/01/14 - 08/01/21	8,662
3,819	7.000%, 03/01/15 - 03/01/17	4,003

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,380	6.000%, 01/01/19 - 10/01/24	1,531
4,742	6.500%, 08/01/18 - 03/01/26	5,312
79	7.500%, 10/01/16 - 07/01/18	83
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
19,259	5.500%, 03/01/34 - 07/01/37	21,379
315	6.000%, 07/01/32	350
765	7.000%, 08/01/38	850
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
12,281	7.500%, 12/01/36	14,486
3,829	10.000%, 10/01/30	4,399
138	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	143
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
25	8.000%, 04/01/17 - 05/01/19	26
7	8.250%, 08/01/17	6
	Federal National Mortgage Association,
53	ARM, 1.327%, 08/01/37	57
2,896	ARM, 1.509%, 08/01/37	3,125
1,077	ARM, 1.544%, 04/01/37	1,115
2,405	ARM, 1.703%, 07/01/37	2,504
1,519	ARM, 1.805%, 02/01/37	1,588
2,478	ARM, 1.832%, 01/01/37	2,644
25	ARM, 1.875%, 03/01/19	25
266	ARM, 1.899%, 01/01/35	280
372	ARM, 2.044%, 07/01/37	387
517	ARM, 2.086%, 05/01/36	553
39	ARM, 2.148%, 07/01/37	42
19	ARM, 2.155%, 07/01/27	20
117	ARM, 2.213%, 04/01/36	123
325	ARM, 2.217%, 01/01/37	344
20	ARM, 2.240%, 06/01/27	21
1,483	ARM, 2.242%, 08/01/36 - 12/01/36	1,602
896	ARM, 2.243%, 12/01/35	953
17	ARM, 2.250%, 01/01/19	17
2,300	ARM, 2.262%, 11/01/37	2,457
3,266	ARM, 2.267%, 12/01/36	3,486
503	ARM, 2.269%, 10/01/36	536
1,210	ARM, 2.274%, 09/01/34	1,283
818	ARM, 2.305%, 10/01/36	870
1,732	ARM, 2.325%, 05/01/25 - 11/01/37	1,862
1,761	ARM, 2.338%, 11/01/37	1,873
1	ARM, 2.345%, 10/01/27	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
2	ARM, 2.375%, 08/01/19	2
7	ARM, 2.396%, 08/01/36	7
3,171	ARM, 2.403%, 03/01/37	3,370
556	ARM, 2.405%, 07/01/36	595
1,384	ARM, 2.408%, 08/01/36	1,491
215	ARM, 2.412%, 12/01/36	228
4	ARM, 2.480%, 08/01/17	4
272	ARM, 2.481%, 08/01/36	289
1,181	ARM, 2.485%, 12/01/37	1,260
739	ARM, 2.512%, 04/01/37	786
40	ARM, 2.554%, 06/01/36	43
1,578	ARM, 2.635%, 08/01/36	1,686
471	ARM, 2.665%, 12/01/36	504
8	ARM, 2.723%, 10/01/25	9
3,577	ARM, 2.885%, 03/01/36	3,813
8	ARM, 3.000%, 11/01/16	8
492	ARM, 3.020%, 04/01/38	523
4,511	ARM, 3.061%, 03/01/36	4,805
5,526	ARM, 3.102%, 03/01/36	5,882
3,690	ARM, 3.140%, 10/01/35	3,926
292	ARM, 5.455%, 03/01/47	307
	Federal National Mortgage Association, 15 Year, Single Family,
1,513	4.000%, 07/01/18 - 01/01/19	1,615
3,616	4.500%, 05/01/18 - 05/01/19	3,867
5,246	5.000%, 12/01/17 - 02/01/23	5,628
47,828	5.500%, 01/01/18 - 07/01/25	52,083
22,595	6.000%, 08/01/14 - 07/01/24	24,409
14,657	6.500%, 03/01/17 - 03/01/23	15,564
2,420	7.000%, 03/01/15 - 01/01/18	2,525
8	7.500%, 05/01/15	8
123	8.000%, 11/01/15 - 10/01/16	128
	Federal National Mortgage Association, 20 Year, Single Family,
1,295	5.500%, 05/01/27	1,434
2,063	6.000%, 03/01/18 - 04/01/24	2,296
3,336	6.500%, 03/01/17 - 03/01/25	3,737
1,003	7.000%, 08/01/20 - 08/01/21	1,087
3	7.500%, 06/01/16	3
16	8.000%, 07/01/14 - 11/01/15	17
	Federal National Mortgage Association, 30 Year, FHA/VA,
197	5.500%, 08/01/34	218
14	8.500%, 03/01/27	15
	Federal National Mortgage Association, 30 Year, Single Family,
27,366	5.000%, 10/01/39	30,306

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

26,025		5.500%, 12/01/32 - 04/01/37	28,899
26,360		6.000%, 04/01/35 - 01/01/38	29,605
19,360		6.500%, 03/01/26 - 10/01/38	21,679
7,872		7.000%, 04/01/37 - 08/01/37	8,649
103		8.000%, 12/01/30	117
5		8.500%, 09/01/21	5
26		9.000%, 02/01/31	27
24		9.500%, 07/01/28	27
8		10.000%, 02/01/24	8
		Federal National Mortgage Association, Other,
160		4.000%, 07/01/17	171
255		4.500%, 12/01/19	268
5		5.000%, 05/01/14	5
877		5.500%, 06/01/16 - 09/01/17	938
491		6.000%, 09/01/17	520
		Government National Mortgage Association II,
173		ARM, 1.625%, 07/20/21 - 01/20/28	180
70		ARM, 2.000%, 08/20/16 - 09/20/22	73
12		ARM, 2.500%, 12/20/17 - 05/20/21	13
33		ARM, 3.000%, 01/20/16 - 05/20/20	34
5		ARM, 3.500%, 10/20/17 - 12/20/17	5
9		ARM, 4.000%, 11/20/15 - 08/20/18	9
		Government National Mortgage Association II, 30 Year, Single Family,
7,052		6.000%, 09/20/38	7,994
14,263		7.000%, 08/20/38 - 09/20/38	16,031
17		7.500%, 09/20/28	20
37		8.000%, 09/20/26 - 12/20/27	44
48		8.500%, 03/20/25 - 04/20/25	55
		Government National Mortgage Association, 15 Year, Single Family,
—	(h)	6.000%, 04/15/14	—	(h)
2,819		6.500%, 10/15/23	3,106
		Government National Mortgage Association, 30 Year, Single Family,
6,307		6.500%, 09/15/38	7,159
13		8.500%, 04/15/25	16
9		9.000%, 09/15/24 - 10/15/26	11
266		9.500%, 07/15/20 - 12/15/25	306
3		12.000%, 11/15/19	3

		Total Mortgage Pass-Through Securities (Cost $532,591)	542,398

Supranational — 0.0% (g)
881		Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $884)	920

U.S. Government Agency Securities — 9.0%
5,000		Federal Farm Credit Bank, 3.000%, 09/22/14	5,079

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Federal Home Loan Bank,
12,225	0.250%, 01/16/15	12,237
13,730	2.750%, 12/12/14	14,006
23,405	2.750%, 03/13/15	24,020
21,685	3.125%, 03/11/16	22,873
2,775	4.500%, 02/18/15	2,890
29,755	5.375%, 06/13/14	30,189
6,670	7.000%, 08/15/14	6,877
	Federal Home Loan Mortgage Corp.,
16,400	0.350%, 12/05/14	16,425
30,000	1.000%, 07/30/14	30,111
50,100	1.000%, 08/20/14	50,300
50,000	1.000%, 08/27/14	50,225
65,200	2.000%, 08/25/16	67,531
75,000	2.500%, 05/27/16	78,522
50,000	4.375%, 07/17/15	52,860
45,505	5.000%, 07/15/14	46,320
35,000	5.250%, 04/18/16	38,597
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,696
30,000	0.375%, 03/16/15	30,058
30,000	0.375%, 12/21/15	30,032
28,000	0.500%, 05/27/15	28,092
20,000	0.625%, 08/26/16	20,019
25,650	0.875%, 05/21/18	25,141
70,000	1.125%, 04/27/17	70,532
20,000	1.250%, 09/28/16	20,315
5,000	1.250%, 01/30/17	5,079
71,200	1.375%, 11/15/16	72,616
20,000	1.625%, 10/26/15	20,429
22,000	2.250%, 03/15/16	22,814
20,000	2.375%, 07/28/15	20,589
20,000	2.375%, 04/11/16	20,826
10,000	5.000%, 04/15/15	10,534
3,315	5.000%, 03/15/16	3,628
21,155	5.375%, 06/12/17	24,194
11,200	Federal National Mortgage Association STRIPS, Zero Coupon, 07/15/16	11,010

	Total U.S. Government Agency Securities (Cost $984,920)	990,666

U.S. Treasury Obligations — 45.1%
	U.S. Treasury Notes,
50,000	0.125%, 04/30/15	49,988
40,000	0.250%, 01/15/15	40,041
70,000	0.250%, 02/15/15	70,068
65,000	0.250%, 08/15/15	65,053

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

155,000	0.250%, 09/15/15	155,079
26,000	0.250%, 09/30/15	26,012
80,000	0.250%, 10/15/15	80,006
10,000	0.250%, 10/31/15	10,001
10,000	0.375%, 11/15/14	10,018
30,000	0.375%, 04/15/15	30,076
65,000	0.375%, 06/15/15	65,165
65,000	0.375%, 06/30/15	65,170
40,000	0.375%, 02/15/16	40,042
45,000	0.375%, 03/15/16	45,028
75,000	0.500%, 08/15/14	75,141
85,000	0.500%, 10/15/14	85,206
30,000	0.500%, 07/31/17	29,595
10,000	0.625%, 05/31/17	9,935
30,000	0.625%, 04/30/18	29,280
105,000	0.875%, 11/30/16	105,779
148,365	0.875%, 12/31/16	149,350
220,000	0.875%, 01/31/17	221,272
65,000	0.875%, 04/30/17	65,178
125,000	1.000%, 08/31/16 (m)	126,533
120,000	1.000%, 09/30/16	121,406
125,000	1.000%, 10/31/16	126,406
85,000	1.250%, 08/31/15	86,321
70,000	1.250%, 09/30/15	71,132
55,000	1.250%, 10/31/15	55,913
50,000	1.250%, 10/31/18	49,641
35,000	1.250%, 11/30/18	34,702
135,000	1.250%, 01/31/19	133,481
20,000	1.375%, 11/30/15	20,384
50,000	1.375%, 09/30/18	49,988
40,000	1.500%, 06/30/16	40,975
96,620	1.500%, 07/31/16 (m)	98,998
30,000	1.500%, 12/31/18	30,047
170,000	1.750%, 07/31/15 (m)	173,745
110,000	1.750%, 05/31/16 (m)	113,266
160,000	1.875%, 06/30/15	163,594
140,000	2.000%, 01/31/16	144,517
60,000	2.000%, 04/30/16	62,072
5,000	2.125%, 11/30/14	5,074
40,000	2.125%, 05/31/15	40,967
30,000	2.125%, 12/31/15	31,001
145,000	2.125%, 02/29/16	150,166
103,720	2.375%, 08/31/14	104,879
80,000	2.375%, 10/31/14	81,194
100,000	2.375%, 02/28/15	102,195
75,000	2.375%, 03/31/16	78,123

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
10,000	2.375%, 07/31/17	10,494
125,000	2.500%, 04/30/15	128,403
15,000	2.625%, 07/31/14	15,158
40,000	2.625%, 04/30/16	41,919
80,000	2.750%, 11/30/16	84,650
35,000	3.125%, 10/31/16	37,349
51,835	3.125%, 01/31/17	55,496
37,000	3.125%, 04/30/17	39,694
100,000	3.250%, 12/31/16	107,313
170,000	4.000%, 02/15/15 (m)	176,249
65,000	4.125%, 05/15/15	68,082
74,675	4.250%, 08/15/14	76,087
15,000	4.250%, 11/15/14	15,434
190,000	4.250%, 08/15/15 (m)	201,170
45,000	4.500%, 11/15/15	48,243
45,000	4.500%, 02/15/16	48,667

	Total U.S. Treasury Obligations (Cost $4,953,241)	4,973,611

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
8,374	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	8,332

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,837	Progress Residential LP, Revolving Loan, VAR, 4.000%, 09/04/15 (i)	8,793
2,957	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	2,942

	Total Loan Assignments (Cost $20,167)	20,067

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
41,884	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $41,884)	41,884

	Total Investments — 99.9% (Cost $10,936,062)	11,003,468
	Other Assets in Excess of Liabilities — 0.1%	11,736

	NET ASSETS — 100.0%	$11,015,204

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 64.2%
	Consumer Discretionary — 15.7%
	Auto Components — 1.8%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
596	3.500%, 03/15/17 (e)	603
1,530	4.875%, 03/15/19 (e)	1,561
2,155	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	2,349

		4,513

	Automobiles — 1.4%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
1,093	8.000%, 06/15/19	1,202
2,025	8.000%, 06/15/19 (e)	2,228

		3,430

	Distributors — 0.3%
600	VWR Funding, Inc., 7.250%, 09/15/17	644

	Hotels, Restaurants & Leisure — 3.5%
865	Burger King Corp., 9.875%, 10/15/18 (m)	945
2,070	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	2,114
850	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	913
150	DineEquity, Inc., 9.500%, 10/30/18 (m)	164
2,000	MGM Resorts International, 11.375%, 03/01/18	2,595
750	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	774
550	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	601
470	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	505

		8,611

	Household Durables — 2.8%
1,538	Jarden Corp., 7.500%, 05/01/17	1,769
	K. Hovnanian Enterprises, Inc.,
450	6.250%, 01/15/16	475
48	7.000%, 01/15/19 (e)	49
650	KB Home, 9.100%, 09/15/17	774
	Lennar Corp.,
2,300	4.500%, 06/15/19	2,348
505	Series B, 12.250%, 06/01/17	656
355	M/I Homes, Inc., 8.625%, 11/15/18	384
140	Standard Pacific Corp., 10.750%, 09/15/16	170
293	Toll Brothers Finance Corp., 6.750%, 11/01/19	333

		6,958

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Internet & Catalog Retail — 0.1%
263	Sitel LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	282

	Media — 4.8%
	Cablevision Systems Corp.,
150	7.750%, 04/15/18	174
1,025	8.625%, 09/15/17 (m)	1,222
215	Cenveo Corp., 8.875%, 02/01/18 (m)	216
350	Clear Channel Communications, Inc., 9.000%, 12/15/19	368
350	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	379
	DISH DBS Corp.,
750	4.625%, 07/15/17 (m)	796
787	7.875%, 09/01/19	924
300	Lamar Media Corp., 7.875%, 04/15/18	314
875	LIN Television Corp., 8.375%, 04/15/18	918
350	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	376
1,121	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	1,169
725	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	777
350	Radio One, Inc., 9.250%, 02/15/20 (e)	368
460	Regal Cinemas Corp., 8.625%, 07/15/19	493
440	Regal Entertainment Group, 9.125%, 08/15/18	476
655	Sinclair Television Group, Inc., 8.375%, 10/15/18	705
350	Univision Communications, Inc., 6.875%, 05/15/19 (e)	376
1,390	WMG Acquisition Corp., 11.500%, 10/01/18	1,581

		11,632

	Specialty Retail — 1.0%
	Claire’s Stores, Inc.,
430	6.125%, 03/15/20 (e)	409
1,870	9.000%, 03/15/19 (e)	1,968
60	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	55
		2,432

	Total Consumer Discretionary	38,502

	Consumer Staples — 4.8%
	Food & Staples Retailing — 1.4%
460	BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)	480
200	Michael Foods Group, Inc., 9.750%, 07/15/18	215
	Rite Aid Corp.,
750	8.000%, 08/15/20	842
800	10.250%, 10/15/19	887

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
910	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	996

		3,420

	Food Products — 2.5%
2,161	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	2,369
1,647	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,783
1,966	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	2,062

		6,214

	Household Products — 0.9%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	7.125%, 04/15/19	532
1,325	8.500%, 05/15/18	1,394
225	9.000%, 04/15/19	242

		2,168

	Total Consumer Staples	11,802

	Energy — 5.0%
	Energy Equipment & Services — 0.8%
225	Hercules Offshore, Inc., 7.125%, 04/01/17 (e)	238
300	Ocean Rig UDW, Inc., Reg. S, 9.500%, 04/27/16 (e)	316
200	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	216
900	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	942
200	SESI LLC, 7.125%, 12/15/21	222

		1,934

	Oil, Gas & Consumable Fuels — 4.2%
375	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	403
250	Chesapeake Energy Corp., 3.250%, 03/15/16	252
460	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	497
760	CONSOL Energy, Inc., 8.000%, 04/01/17 (m)	793
250	Denbury Resources, Inc., 8.250%, 02/15/20 (m)	273
500	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19 (m)	538
50	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	54
467	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	503
100	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	109
500	Kodiak Oil & Gas Corp., (Canada), 8.125%, 12/01/19	556

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Oil, Gas & Consumable Fuels — Continued
	175	Laredo Petroleum, Inc., 9.500%, 02/15/19	194
	500	Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 04/01/18	524
	270	Memorial Resource Development LLC/Memorial Resource Finance Corp., PIK, 10.750%, 12/15/18 (e)	275
	760	Peabody Energy Corp., 6.000%, 11/15/18	823
	400	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	418
	1,060	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	1,113
NOK	1,000	Teekay Corp., Reg. S, VAR, 6.420%, 10/09/15	170
	1,300	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	1,361
	1,220	WPX Energy, Inc., 5.250%, 01/15/17	1,310

			10,166

		Total Energy	12,100

		Financials — 5.1%
		Capital Markets — 0.2%
		E*TRADE Financial Corp.,
	255	6.000%, 11/15/17	271
	125	6.750%, 06/01/16	135

			406

		Commercial Banks — 1.4%
	210	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	238
		CIT Group, Inc.,
	786	3.875%, 02/19/19	797
	1,035	5.000%, 05/15/17	1,110
	1,130	Royal Bank of Scotland Group plc, (United Kingdom), 4.700%, 07/03/18	1,171

			3,316

		Consumer Finance — 2.7%
		Ally Financial, Inc.,
	1,700	4.750%, 09/10/18	1,810
	1,035	6.250%, 12/01/17	1,164
		General Motors Financial Co., Inc.,
	955	2.750%, 05/15/16	974
	28	3.250%, 05/15/18	29
	1,650	4.750%, 08/15/17	1,784
	880	SLM Corp., 4.625%, 09/25/17	922

			6,683

		Diversified Financial Services — 0.3%
	300	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	303

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Financial Services — Continued
244	MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)	254
163	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	170

		727

	Insurance — 0.4%
850	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	992

	Real Estate Investment Trusts (REITs) — 0.1%
260	Felcor Lodging LP, 6.750%, 06/01/19	280

	Total Financials	12,404

	Health Care — 5.8%
	Health Care Equipment & Supplies — 2.2%
650	Alere, Inc., 7.250%, 07/01/18	713
3,250	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	3,616
925	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,070

		5,399

	Health Care Providers & Services — 2.5%
550	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	582
450	DaVita HealthCare Partners, Inc., 6.375%, 11/01/18	473
	HCA, Inc.,
325	8.000%, 10/01/18	388
595	8.500%, 04/15/19	624
1,190	MultiPlan, Inc., 9.875%, 09/01/18 (e)	1,302
1,602	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,706
550	Tenet Healthcare Corp., 6.250%, 11/01/18	609
350	Universal Health Services, Inc., 7.000%, 10/01/18	371

		6,055

	Pharmaceuticals — 1.1%
1,650	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,678
110	Endo Health Solutions, Inc., 7.000%, 07/15/19 (m)	119
200	Forest Laboratories, Inc., 4.375%, 02/01/19 (e)	214
	Valeant Pharmaceuticals International,
175	6.750%, 10/01/17 (e)	186
405	6.875%, 12/01/18 (e)	431

		2,628

	Total Health Care	14,082

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrials — 8.0%
	Aerospace & Defense — 0.0% (g)
60	TransDigm, Inc., 7.750%, 12/15/18	64

	Airlines — 1.2%
2,369	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,594
12	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	13
327	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	346

		2,953

	Building Products — 0.7%
400	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	426
175	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	193
1,080	USG Corp., 6.300%, 11/15/16	1,171

		1,790

	Commercial Services & Supplies — 1.5%
710	ADT Corp. (The), 2.250%, 07/15/17	705
71	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/17/16 (e)	74
455	Deluxe Corp., 7.000%, 03/15/19	487
210	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	210
1,270	ILFC E-Capital Trust I, VAR, 5.460%, 12/21/65 (e)	1,181
293	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	284
	R.R. Donnelley & Sons Co.,
150	6.125%, 01/15/17	164
325	7.250%, 05/15/18	377
100	8.600%, 08/15/16 (m)	116

		3,598

	Construction & Engineering — 0.2%
393	Tutor Perini Corp., 7.625%, 11/01/18	419

	Electrical Equipment — 0.5%
1,080	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	1,177

	Machinery — 0.6%
341	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	360
400	Bluewater Holding B.V., (Netherlands), 10.000%, 12/10/19 (e)	406
445	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	496

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Machinery — Continued
154	Victor Technologies Group, Inc., 9.000%, 12/15/17	165

		1,427

	Marine — 0.6%
500	Drill Rigs Holdings, Inc., 6.500%, 10/01/17 (e)	525
824	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	884

		1,409

	Road & Rail — 0.7%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
200	4.875%, 11/15/17	211
83	9.750%, 03/15/20	96
1,300	VAR, 2.988%, 12/01/17 (e)	1,313

		1,620

	Trading Companies & Distributors — 2.0%
	Aircastle Ltd., (Bermuda),
800	4.625%, 12/15/18	828
60	6.250%, 12/01/19	65
175	6.750%, 04/15/17	196
625	HD Supply, Inc., 8.125%, 04/15/19	703
	International Lease Finance Corp.,
2,070	3.875%, 04/15/18	2,130
950	8.750%, 03/15/17	1,122
50	United Rentals North America, Inc., 9.250%, 12/15/19	55

		5,099

	Total Industrials	19,556

	Information Technology — 2.3%
	Communications Equipment — 0.3%
280	Alcatel-Lucent USA, Inc., 4.625%, 07/01/17 (e)	289
450	Goodman Networks, Inc., 12.125%, 07/01/18	479

		768

	Computers & Peripherals — 0.1%
350	Seagate HDD Cayman, (Cayman Islands), 3.750%, 11/15/18 (e)	361

	Electronic Equipment, Instruments & Components — 0.2%
375	Brightstar Corp., 9.500%, 12/01/16 (e)	411

	Internet Software & Services — 0.5%
1,135	IAC/InterActiveCorp, 4.875%, 11/30/18 (e)	1,183

	IT Services — 0.4%
300	First Data Corp., 7.375%, 06/15/19 (e)	325

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	IT Services — Continued
390	iGATE Corp., 9.000%, 05/01/16	412
300	SunGard Data Systems, Inc., 6.625%, 11/01/19	321

		1,058

	Semiconductors & Semiconductor Equipment — 0.7%
1,185	Advanced Micro Devices, Inc., 6.750%, 03/01/19 (e)	1,203
400	NXP B.V./NXP Funding LLC, (Netherlands), 3.500%, 09/15/16 (e)	410

		1,613

	Software — 0.1%
300	Infor U.S., Inc., 9.375%, 04/01/19	339

	Total Information Technology	5,733

	Materials — 9.0%
	Chemicals — 1.4%
1,250	Ashland, Inc., 3.875%, 04/15/18	1,294
350	Huntsman International LLC, 8.625%, 03/15/20	386
725	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	750
175	Olin Corp., 8.875%, 08/15/19	188
200	OMNOVA Solutions, Inc., 7.875%, 11/01/18	215
100	PolyOne Corp., 7.375%, 09/15/20	110
460	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	481

		3,424

	Construction Materials — 1.7%
400	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	458
	Cemex S.A.B. de C.V., (Mexico),
910	9.500%, 06/15/18 (e)	1,041
825	VAR, 4.989%, 10/15/18 (e)	864
1,125	VAR, 5.247%, 09/30/15 (e) (m)	1,157
100	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	106
380	Vulcan Materials Co., 6.400%, 11/30/17	430

		4,056

	Containers & Packaging — 1.1%
660	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e) (m)	706
200	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), 6.250%, 01/31/19 (e)	208
200	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 7.375%, 10/15/17 (e)	214
675	Berry Plastics Corp., 9.750%, 01/15/21 (m)	782

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Containers & Packaging — Continued
720	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	743
100	Graphic Packaging International, Inc., 7.875%, 10/01/18	107

		2,760

	Metals & Mining — 4.6%
635	Aleris International, Inc., 7.625%, 02/15/18	672
	APERAM, (Luxembourg),
600	7.375%, 04/01/16 (e)	621
350	7.750%, 04/01/18 (e)	369
	ArcelorMittal, (Luxembourg),
295	5.028%, 02/25/17 (m)	315
2,920	6.125%, 06/01/18	3,212
330	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	350
	Commercial Metals Co.,
295	6.500%, 07/15/17	330
875	7.350%, 08/15/18	1,001
	FMG Resources August 2006 Pty Ltd., (Australia),
925	6.875%, 02/01/18 (e)	974
427	7.000%, 11/01/15 (e)	442
500	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	520
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	642
435	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	474
600	United States Steel Corp., 7.000%, 02/01/18	663
640	Westmoreland Escrow Corp., 10.750%, 02/01/18 (e)	698

		11,283

	Paper & Forest Products — 0.2%
400	Clearwater Paper Corp., 7.125%, 11/01/18	426

	Total Materials	21,949

	Telecommunication Services — 7.6%
	Diversified Telecommunication Services — 6.1%
285	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	283
	CCO Holdings LLC/CCO Holdings Capital Corp.,
730	7.000%, 01/15/19	773
1,530	8.125%, 04/30/20	1,675
900	CenturyLink, Inc., Series R, 5.150%, 06/15/17	965
100	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	133
749	Embarq Corp., 7.082%, 06/01/16	839

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
350	Frontier Communications Corp., 8.125%, 10/01/18	406
1,725	Intelsat Jackson Holdings S.A., (Luxembourg), 8.500%, 11/01/19	1,865
725	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18 (e)	772
3,160	Level 3 Communications, Inc., 11.875%, 02/01/19	3,627
615	Level 3 Financing, Inc., VAR, 3.846%, 01/15/18 (e)	624
1,575	PAETEC Holding Corp., 9.875%, 12/01/18	1,744
120	Sprint Capital Corp., 6.900%, 05/01/19	132
810	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	840
200	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	216
50	Windstream Corp., 7.875%, 11/01/17	57

		14,951

	Wireless Telecommunication Services — 1.5%
200	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	217
900	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	936
250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	266
1,000	Sprint Communications, Inc., 8.375%, 08/15/17	1,172
	T-Mobile USA, Inc.,
576	5.250%, 09/01/18	608
369	6.464%, 04/28/19	394

		3,593

	Total Telecommunication Services	18,544

	Utilities — 0.9%
	Independent Power Producers & Energy Traders — 0.9%
187	Calpine Corp., 7.875%, 07/31/20 (e) (m)	209
1,500	GenOn Energy, Inc., 9.875%, 10/15/20	1,522
500	NRG Energy, Inc., 7.625%, 05/15/19	524

	Total Utilities	2,255

	Total Corporate Bonds (Cost $155,971)	156,927

SHARES
Preferred Stock — 0.4%
	Financials — 0.4%
	Insurance — 0.4%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.359%, 03/31/14 @ (a) (Cost $848)	882

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	259

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 33.0%
	Consumer Discretionary — 10.3%
	Hotels, Restaurants & Leisure — 3.1%
504	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.489%, 01/28/18	481
325	Caesars Entertainment Resort Properties LLC, Term Loan B, VAR, 7.000%, 10/11/20	330
670	CEC Entertainment, Inc., Term Loan B, VAR, 4.250%, 02/14/21	667
844	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19	859
362	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	368
	Hilton Worldwide Finance LLC, Initial Term Loan,
675	VAR, 3.750%, 10/26/20	678
284	VAR, 3.750%, 10/26/20	285
53	VAR, 3.750%, 10/26/20	53
53	VAR, 3.750%, 10/26/20	53
1,000	Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.500%, 12/09/20	1,009
106	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	106
880	Las Vegas Sands Corp., Term Loan B, VAR, 3.250%, 12/19/20	879
850	Mohegan Tribal Gaming Authority, Term Loan B, VAR, 5.500%, 06/15/18	866
447	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	456
368	Station Casinos LLC, Term Loan, VAR, 5.000%, 03/01/20	368

		7,458

	Household Durables — 0.2%
76	Tempur-Pedic, Term Loan B, VAR, 3.500%, 03/18/20	76
259	Polarpak Inc., Term Loan, VAR, 4.500%, 06/07/20	254
140	WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	148

		478

	Internet & Catalog Retail — 0.2%
577	Leonardo Acquisition Corp., Term Loan, VAR, 01/29/21 ^	578

	Leisure Equipment & Products — 0.1%
297	Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, VAR, 4.250%, 10/16/19	298

	Media — 4.5%
585	Cenveo Corp., Term Loan, VAR, 02/13/17 ^	590

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — Continued
158	Clear Channel Communications, Inc., Term Loan B, VAR, 3.805%, 01/29/16	155
720	Clear Channel Communications, Inc., Term Loan D, VAR, 6.905%, 01/23/19 ^	707
142	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.655%, 07/30/19	142
503	Mission Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	504
570	Nexstar Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	572
2,000	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20 ^	1,998
2,393	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	2,395
337	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	338
2,604	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	2,567
798	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	797

		10,765

	Multiline Retail — 1.0%
	Hudson’s Bay Co., 1st Lien Initial Term Loan,
650	VAR, 4.750%, 11/04/20	660
175	VAR, 4.750%, 11/04/20	177
100	VAR, 4.750%, 11/04/20	101
997	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	984
599	Neiman Marcus Group Ltd. LLC, Term Loan, VAR, 5.000%, 10/25/20	605

		2,527

	Specialty Retail — 1.2%
	Gymboree Corp. (The), Initial Term Loan (A & R),
1,778	VAR, 5.000%, 02/23/18	1,625
47	VAR, 5.000%, 02/23/18	43
1,325	J. Crew Group, Inc., Term Loan, VAR, 02/28/21 ^	1,318

		2,986

	Total Consumer Discretionary	25,090

	Consumer Staples — 5.4%
	Food & Staples Retailing — 1.6%
175	Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16	176
1,198	Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19	1,206
644	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	654

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Food & Staples Retailing — Continued
1,908	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19 ^	1,915

		3,951

	Food Products — 3.8%
	Dole Food Co., Inc., Tranche B Term Loan,
423	VAR, 4.500%, 11/01/18	424
423	VAR, 4.500%, 11/01/18	425
423	VAR, 4.500%, 11/01/18	425
423	VAR, 4.500%, 11/01/18	425
423	VAR, 4.500%, 11/01/18	425
423	VAR, 4.500%, 11/01/18	425
423	VAR, 4.500%, 11/01/18	425
211	VAR, 4.500%, 11/01/18	212
2,370	H. J. Heinz Co., Term Loan B-2, VAR, 06/05/20 ^	2,387
	New HB Acquisition LLC, Term Loan B,
133	VAR, 6.750%, 04/09/20	139
12	VAR, 6.750%, 04/09/20	12
	Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
2,962	VAR, 3.250%, 04/29/20 ^	2,951
7	VAR, 3.250%, 04/29/20 ^	7
548	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	546

		9,228

	Total Consumer Staples	13,179

	Energy — 4.4%
	Energy Equipment & Services — 2.1%
100	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	101
261	FR Dixie Acquisition Corp., Term Loan, VAR, 01/16/21 ^	262
1,247	McJunkin Red Man Corp., Term Loan, VAR, 5.000%, 11/08/19	1,260
374	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	376
162	Propetro Services, Inc., Term Advance, VAR, 7.250%, 09/30/19	162
1,579	Seadrill Partners LLC, Term Loan B, VAR, 4.000%, 02/21/21	1,584
460	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	468
946	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	968

		5,181

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — 2.3%
99	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	102
548	Arch Coal, Inc., Term Loan, VAR, 6.250%, 05/16/18	540
875	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	874
	Fieldwood Energy LLC, 2nd Lien Closing Date Loan,
196	VAR, 8.375%, 09/30/20	203
809	VAR, 8.375%, 09/30/20	836
358	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	359
698	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 ^	700
431	Rice Energy, Inc., Term Loan, VAR, 8.500%, 10/25/18	439
310	Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp., Term Loan, VAR, 8.750%, 12/31/18	314
407	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	409
700	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	707

		5,483

	Total Energy	10,664

	Financials — 1.3%
	Capital Markets — 0.4%
494	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	494
	Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
488	VAR, 4.250%, 07/22/20	492
1	VAR, 4.250%, 07/22/20	1
95	Walter Investment Management Corp., Tranche B Term Loan, VAR, 4.750%, 12/18/20	95

		1,082

	Consumer Finance — 0.2%
424	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	425

	Diversified Financial Services — 0.6%
165	Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19	166
40	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	41
1,248	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19 ^	1,215

		1,422

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	261

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Insurance — 0.1%
227	Hub International Ltd., Initial Term Loan, VAR, 4.750%, 10/02/20	229

	Total Financials	3,158

	Health Care — 1.2%
	Biotechnology — 0.3%
180	Ikaria, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 02/12/21	181
310	Ikaria, Inc., 2nd Lien Initial Term Loan, VAR, 8.750%, 02/14/22	314
318	Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	320

		815

	Health Care Providers & Services — 0.6%
110	CHG Healthcare Services, Inc., Term Loan, VAR, 4.500%, 11/19/19	110
675	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	674
520	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 01/31/21 ^	525

		1,309

	Pharmaceuticals — 0.3%
400	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17	405
429	Par Pharmaceutical Cos., Inc., Term Loan B2, VAR, 09/30/19 ^	429

		834

	Total Health Care	2,958

	Industrials — 2.8%
	Airlines — 0.2%
396	Delta Air Lines, Inc., Term Loan B1, VAR, 3.500%, 10/18/18	397

	Building Products — 0.3%
299	MacDermid, Tranche B 1st Lien Term Loan, VAR, 4.000%, 06/07/20	300
400	Norcraft Cos., Inc., Initial Loan, VAR, 5.250%, 12/13/20	402

		702

	Commercial Services & Supplies — 1.5%
555	Garda World Security Corp., Term B Loan, VAR, 4.000%, 11/06/20	556
142	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.000%, 11/06/20	142
	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
253	VAR, 5.497%, 06/30/17	253

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Commercial Services & Supplies — Continued
138		VAR, 5.497%, 06/30/17	138
58		VAR, 5.497%, 06/30/17	58
1,240		Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	1,243
530		Multi Packaging Solutions, Inc., Term Loan B, VAR, 4.250%, 09/30/20	534
150		Pacific Industrial Services BidCo Pty Ltd., Term Loan B, VAR, 5.000%, 10/02/18	151
505		Sedgwick, Inc., 1st Lien Term Loan, VAR, 02/15/21 ^	502
130		Sedgwick, Inc., 2nd Lien Term Loan, VAR, 02/06/22 ^	131
100		Wastequip, Inc., Term Loan, VAR, 5.500%, 08/09/19	100

			3,808

		Construction & Engineering — 0.0% (g)
100		United States Infrastructure Corp., Inc., Term Loan, VAR, 4.000%, 07/10/20	99

		Electrical Equipment — 0.1%
		Alliance Laundry Systems LLC, 1st Lien Term Loan,
148		VAR, 12/10/18 ^	149
2		VAR, 12/10/18 ^	2

			151

		Industrial Conglomerates — 0.1%
169		STS Operating, Inc., 1st Lien Term Loan, VAR, 02/08/21 ^	169

		Machinery — 0.4%
169		Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	167
631		Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	632
170		VAT Vakuumventile AG, 1st Lien Term Loan B, VAR, 01/29/21 ^	171

			970

		Marine — 0.2%
554		Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18	562

		Road & Rail — 0.0% (g)
		Ozburn-Hessey Logistics LLC, Term Loan,
99		VAR, 6.750%, 05/23/19	100
—	(h)	VAR, 7.750%, 05/23/19	—	(h)

			100

		Total Industrials	6,958

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Information Technology — 2.7%
	Communications Equipment — 0.4%
477	Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 4.500%, 01/30/19	481
447	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.734%, 10/26/17	435

		916

	Electronic Equipment, Instruments & Components — 1.1%
228	CDW Corp., Term Loan, VAR, 3.250%, 04/29/20	227
2,444	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20	2,436

		2,663

	Internet Software & Services — 0.2%
477	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.000%, 12/17/18	479

	IT Services — 0.4%
	Ceridian Corp., 2013 New Replacement U.S. Term Loan,
8	VAR, 4.372%, 05/09/17	8
242	VAR, 4.405%, 05/09/17	243
730	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.156%, 03/24/21	730

		981

	Semiconductors & Semiconductor Equipment — 0.3%
228	Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	229
599	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	605

		834

	Software — 0.3%
220	BMC Software Finance, Inc., Initial U.S. Term Loan, VAR, 5.000%, 09/10/20 ^	220
500	RP Crown Parent, LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18	501

		721

	Total Information Technology	6,594

	Materials — 2.9%
	Chemicals — 0.7%
209	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 4.000%, 02/01/20	210
52	AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17	52
970	Kronos Worldwide, Inc., Initial Term Loan, VAR, 4.750%, 02/18/20	976

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — Continued
458	OCI Beaumont, Term Loan B-2, VAR, 6.250%, 08/20/19	466
	Tronox Ltd., Term Loan,
53	VAR, 4.500%, 03/19/20	54
46	VAR, 4.500%, 03/19/20	46

		1,804

	Construction Materials — 0.2%
524	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	525
50	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	51

		576

	Containers & Packaging — 0.1%
320	Ardagh Group S.A., Term Loan, VAR, 12/17/19 ^	321

	Metals & Mining — 1.5%
	Bowie Resource Partners, LLC, 1st Lien Term Loan,
5	VAR, 6.750%, 08/16/20	5
390	VAR, 6.750%, 08/16/20	394
	Fairmount Minerals Ltd., Tranche B-2 Term Loan,
1,099	VAR, 5.000%, 09/05/19	1,108
51	VAR, 5.000%, 09/05/19	51
30	Firth Rixson, 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17	30
848	FMG Resources August 2006 Pty Ltd., Term Loan B, VAR, 4.250%, 06/30/19	855
900	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19	908

		3,351

	Paper & Forest Products — 0.4%
978	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/28/20	977

	Total Materials	7,029

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	Cincinnati Bell, Inc., Tranche B Term Loan,
95	VAR, 4.000%, 09/10/20	95
95	VAR, 4.000%, 09/10/20	95
94	VAR, 4.000%, 09/10/20	94
	Integra Telecom Holdings, Inc., Term Loan,
30	VAR, 5.250%, 02/22/19	30
30	VAR, 5.250%, 02/22/19	30
70	Level 3 Financing, Inc., Term Loan B3, VAR, 4.000%, 08/01/19	70

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	263

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — Continued
	Diversified Telecommunication Services — Continued
1,110	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	1,109
775	Virgin Media Finance plc, Term Loan B, VAR, 3.500%, 06/08/20	774
249	Zayo Group LLC / Zayo Capital, Inc., Term Loan, VAR, 4.000%, 07/02/19	250

		2,547

	Wireless Telecommunication Services — 0.2%
495	Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20 ^	495

	Total Telecommunication Services	3,042

	Utilities — 0.8%
	Independent Power Producers & Energy Traders — 0.8%
199	Calpine Construction Finance Co. LP, Term B-1 Loan, VAR, 3.000%, 05/03/20	196
350	Calpine Corp., Delayed Term Loan, VAR, 4.000%, 10/31/20	353
997	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	1,001

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power Producers & Energy Traders — Continued
340	EFS Cogen Holdings I LLP, Term B Advance, VAR, 3.750%, 12/17/20	341

	Total Utilities	1,891

	Total Loan Assignments (Cost $80,287)	80,563

SHARES
Short-Term Investment — 5.7%
	Investment Company — 5.7%
14,018	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $14,018)	14,018

	Total Investments — 103.3% (Cost $251,124)	252,390
	Liabilities in Excess of Other Assets — (3.3)%	(7,989)

	NET ASSETS — 100.0%	$244,401

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED (DEPRECIATION)
1,000,000	NOK	Union Bank of Switzerland AG	03/24/14	165	166	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 26.2%
	Federal Farm Credit Banks,
25,000	4.350%, 09/02/14 (m)	25,525
500	6.270%, 01/26/16	556
4,000	Financing Corp. Fico, Zero Coupon, 11/30/17	3,789
10,709	New Valley Generation I, 7.299%, 03/15/19	12,382
3,668	New Valley Generation II, 5.572%, 05/01/20	4,136

	Total U.S. Government Agency Securities (Cost $45,473)	46,388

U.S. Treasury Obligations — 71.1%
1,000	U.S. Treasury Inflation Indexed Note, 1.250%, 04/15/14	1,106
	U.S. Treasury Notes,
10,500	0.625%, 04/30/18	10,248
10,000	0.750%, 10/31/17	9,906
5,000	0.750%, 03/31/18	4,914
5,595	0.875%, 12/31/16	5,632
10,000	0.875%, 04/30/17	10,027
4,000	1.375%, 11/30/15	4,077
12,000	1.750%, 07/31/15	12,264
6,000	1.875%, 04/30/14	6,017
9,000	2.000%, 01/31/16	9,290
10,000	2.000%, 04/30/16	10,345

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,800	2.125%, 11/30/14	3,856
1,000	2.375%, 10/31/14	1,015
12,000	2.625%, 02/29/16	12,545
15,000	2.625%, 04/30/16	15,720
4,405	3.125%, 01/31/17	4,716
4,000	3.250%, 12/31/16	4,293

	Total U.S. Treasury Obligations (Cost $125,336)	125,971

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
3,676	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $3,676)	3,676

	Total Investments — 99.4% (Cost $174,485)	176,035
	Other Assets in Excess of Liabilities — 0.6%	1,119

	NET ASSETS — 100.0%	$177,154

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	265

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2014.
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of February 28, 2014. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CMBS	— Commercial Mortgage-Backed Security
CMO	— Collateralized Mortgage Obligation
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2014. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PIK	— Payment-in-Kind
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit

Rev.	— Revenue
RUB	— Russian Ruble
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2014.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2014.
ZAR	— South African Rand
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of February 28, 2014.

@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 28, 2014.
^	— All or a portion of the security is unsettled as of February 28, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— Non-deliverable forward. See Note 2.E.(3). in the Notes to Financial Statements.
††	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Inflation Managed Bond Fund	$14,800

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	267

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund		Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$22,246,358	$2,421,023		$1,449,405
Investments in affiliates, at value	792,591	40,769		57,115

Total investment securities, at value	23,038,949	2,461,792		1,506,520
Cash	—	295		—
Foreign currency, at value	—	234		—
Receivables:
Investment securities sold	1,114	4,672		29
Fund shares sold	101,325	2,227		2,472
Interest and dividends from non-affiliates	98,760	19,460		4,881
Dividends from affiliates	15	—	(a)	—
Variation margin on futures contracts	—	1		—
Unrealized appreciation on forward foreign currency exchange contracts	—	108		—
Other assets	—	120		—

Total Assets	23,240,163	2,488,909		1,513,902

LIABILITIES:
Payables:
Due to custodian	617	—		—
Distributions	3,826	718		922
Investment securities purchased	52,142	19,724		—
Fund shares redeemed	91,630	1,654		3,532
Unrealized depreciation on forward foreign currency exchange contracts	—	80		—
Unrealized depreciation on unfunded commitments	143	5		—
Accrued liabilities:
Investment advisory fees	4,578	563		149
Administration fees	—	30		—
Shareholder servicing fees	1,961	338		29
Distribution fees	1,772	217		204
Custodian and accounting fees	454	113		39
Collateral management fees	—	1		—
Trustees’ and Chief Compliance Officer’s fees	1	1		2
Transfer agent fees	3,903	153		481
Other	1,311	188		116

Total Liabilities	162,338	23,785		5,474

Net Assets	$23,077,825	$2,465,124		$1,508,428

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
NET ASSETS:
Paid-in-Capital	$22,379,072	$2,642,162	$1,417,087
Accumulated undistributed (distributions in excess of) net investment income	33,617	1,996	158
Accumulated net realized gains (losses)	8,952	(251,743)	(5,341)
Net unrealized appreciation (depreciation)	656,184	72,709	96,524

Total Net Assets	$23,077,825	$2,465,124	$1,508,428

Net Assets:
Class A	$5,237,738	$334,499	$681,612
Class B	26,897	1,992	4,672
Class C	1,216,032	254,763	86,180
Class R2	110,094	12,063	50,214
Class R5	325,239	—	—
Class R6	6,635,284	326,452	—
Institutional Class	—	260,210	—
Select Class	9,526,541	1,275,145	685,750

Total	$23,077,825	$2,465,124	$1,508,428

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	449,697	40,250	61,794
Class B	2,310	238	424
Class C	103,857	30,526	7,840
Class R2	9,464	1,453	4,557
Class R5	27,967	—	—
Class R6	569,383	39,288	—
Institutional Class	—	31,288	—
Select Class	818,524	153,555	62,180

Net Asset Value (a):
Class A — Redemption price per share	$11.65	$8.31	$11.03
Class B — Offering price per share (b)	11.64	8.36	11.02
Class C — Offering price per share (b)	11.71	8.35	10.99
Class R2 — Offering and redemption price per share	11.63	8.30	11.02
Class R5 — Offering and redemption price per share	11.63	—	—
Class R6 — Offering and redemption price per share	11.65	8.31	—
Institutional Class — Offering and redemption price per share	—	8.32	—
Select Class — Offering and redemption price per share	11.64	8.30	11.03
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.10	$8.63	$11.46

Cost of investments in non-affiliates	$21,590,031	$2,348,336	$1,352,881
Cost of investments in affiliates	792,591	40,769	57,115
Cost of foreign currency	—	234	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	269

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands, except per share amounts)

	High Yield Fund		Inflation Managed Bond Fund		Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$10,581,179		$1,477,727		$693,645
Investments in affiliates, at value	299,390		26,588		116,157
Investments in affiliates — restricted, at value	—		14,800		—

Total investment securities, at value	10,880,569		1,519,115		809,802
Cash	7,959		—		—
Receivables:
Investment securities sold	54,495		14,795		48
Fund shares sold	66,191		904		5,151
Interest and dividends from non-affiliates	182,488		7,401		954
Dividends from affiliates	5		—	(a)	2
Outstanding swap contracts, at value	—		1,473		—

Total Assets	11,191,707		1,543,688		815,957

LIABILITIES:
Payables:
Due to custodian	—		—		9
Distributions	13,950		345		50
Investment securities purchased	113,814		13,771		4,770
Fund shares redeemed	20,304		757		703
Outstanding swap contracts, at value	—		14,464		—
Accrued liabilities:
Investment advisory fees	5,398		400		7
Administration fees	75		—		—
Shareholder servicing fees	590		85		119
Distribution fees	388		16		68
Custodian and accounting fees	145		62		29
Collateral management fees	—		7		—
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1		—	(a)
Other	2,051		470		151

Total Liabilities	156,715		30,378		5,906

Net Assets	$11,034,992		$1,513,310		$810,051

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$10,419,051	$1,518,244	$894,413
Accumulated undistributed (distributions in excess of) net investment income	20,218	187	(884)
Accumulated net realized gains (losses)	61,770	(5,777)	(77,936)
Net unrealized appreciation (depreciation)	533,953	656	(5,542)

Total Net Assets	$11,034,992	$1,513,310	$810,051

Net Assets:
Class A	$1,066,865	$67,620	$185,550
Class B	6,305	—	260
Class C	315,026	5,253	57,659
Class R2	11,019	131	—
Class R5	103,378	12,774	—
Class R6	2,202,757	337,208	18,305
Select Class	7,329,642	1,090,324	548,277

Total	$11,034,992	$1,513,310	$810,051

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	132,071	6,437	18,623
Class B	778	—	26
Class C	38,964	501	5,847
Class R2	1,366	13	—
Class R5	12,729	1,211	—
Class R6	271,622	32,066	1,834
Select Class	903,259	103,778	55,021

Net Asset Value (a):
Class A — Redemption price per share	$8.08	$10.51	$9.96
Class B — Offering price per share (b)	8.10	—	9.89
Class C — Offering price per share (b)	8.09	10.48	9.86
Class R2 — Offering and redemption price per share	8.06	10.51	—
Class R5 — Offering and redemption price per share	8.12	10.55	—
Class R6 — Offering and redemption price per share	8.11	10.52	9.98
Select Class — Offering and redemption price per share	8.11	10.51	9.96
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$8.39	$10.92	$10.19

Cost of investments in non-affiliates	$10,047,226	$1,464,080	$699,187
Cost of investments in affiliates	299,390	26,588	116,157
Cost of investments in affiliates — restricted	—	14,800	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	271

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund	Short Duration High Yield Fund		Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,788,194		$10,961,584	$238,372		$172,359
Investments in affiliates, at value	9,508		41,884	14,018		3,676

Total investment securities, at value	2,797,702		11,003,468	252,390		176,035
Cash	—		406	26		—
Foreign currency, at value	—		—	8		—
Receivables:
Investment securities sold	2,004		785	312		—
Fund shares sold	3,541		17,695	900		53
Interest and dividends from non-affiliates	7,975		46,548	3,303		1,420
Dividends from affiliates	—	(a)	—	—	(a)	—	(a)
Deferred offering costs	—		—	2		—
Prepaid expenses	—		—	9		—

Total Assets	2,811,222		11,068,902	256,950		177,508

LIABILITIES:
Payables:
Due to custodian	53		—	—		—
Distributions	1,473		3,623	524		52
Investment securities purchased	—		16,087	11,684		—
Fund shares redeemed	4,165		29,495	200		176
Unrealized depreciation on forward foreign currency exchange contracts	—		—	1		—
Unrealized depreciation on unfunded commitments	15		29	—		—
Accrued liabilities:
Investment advisory fees	382		1,501	31		32
Shareholder servicing fees	140		1,566	22		—
Distribution fees	33		137	—	(a)	9
Custodian and accounting fees	142		181	17		11
Trustees’ and Chief Compliance Officer’s fees	—		5	—	(a)	—	(a)
Audit fees	39		43	65		40
Other	410		1,031	5		34

Total Liabilities	6,852		53,698	12,549		354

Net Assets	$2,804,370		$11,015,204	$244,401		$177,154

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$2,737,579	$10,946,272	$242,824	$175,497
Accumulated undistributed (distributions in excess of) net investment income	6,795	(1,259)	172	38
Accumulated net realized gains (losses)	(432)	2,814	140	69
Net unrealized appreciation (depreciation)	60,428	67,377	1,265	1,550

Total Net Assets	$2,804,370	$11,015,204	$244,401	$177,154

Net Assets:
Class A	$149,964	$240,174	$1,415	$44,375
Class B	—	809	—	180
Class C	6,322	154,636	55	—
Class R6	1,604,557	2,819,549	41,712	—
Select Class	1,043,527	7,800,036	201,219	132,599

Total	$2,804,370	$11,015,204	$244,401	$177,154

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	12,952	22,037	141	4,676
Class B	—	74	—	19
Class C	559	14,099	5	—
Class R6	141,699	258,385	4,148	—
Select Class	92,150	714,804	20,022	13,989

Net Asset Value (a):
Class A — Redemption price per share	$11.58	$10.90	$10.05	$9.49
Class B — Offering price per share (b)	—	11.01	—	9.47
Class C — Offering price per share (b)	11.30	10.97	10.05	—
Class R6 — Offering and redemption price per share	11.32	10.91	10.06	—
Select Class — Offering and redemption price per share	11.32	10.91	10.05	9.48
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.03	$11.15	$10.28	$9.71

Cost of investments in non-affiliates	$2,727,751	$10,894,178	$237,106	$170,809
Cost of investments in affiliates	9,508	41,884	14,018	3,676
Cost of foreign currency	—	—	8	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	273

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$834,809	$113,261	$55,708
Interest income from affiliates	—	1	—
Dividend income from non-affiliates	—	1,197	—
Dividend income from affiliates	118	10	7
Foreign taxes withheld	—	— (a)	—

Total investment income	834,927	114,469	55,715

EXPENSES:
Investment advisory fees	76,678	7,986	5,078
Administration fees	21,459	2,234	1,421
Distribution fees:
Class A	14,166	1,063	1,839
Class B	251	21	46
Class C	13,376	2,906	940
Class R2	560	54	249
Shareholder servicing fees:
Class A	14,166	1,063	1,839
Class B	84	7	16
Class C	4,458	969	313
Class R2	280	27	124
Class R5	155	—	—
Institutional Class	—	114	—
Select Class	30,179	3,566	1,940
Custodian and accounting fees	1,386	347	115
Interest expense to affiliates	— (a)	—	—
Professional fees	351	150	81
Collateral management fees	—	4	—
Trustees’ and Chief Compliance Officer’s fees	288	30	21
Printing and mailing costs	2,035	220	135
Registration and filing fees	616	242	107
Transfer agent fees	17,947	750	2,324
Other	408	44	33

Total expenses	198,843	21,797	16,621

Less amounts waived	(36,608)	(2,065)	(5,071)
Less earnings credits	(1)	— (a)	—

Net expenses	162,234	19,732	11,550

Net investment income (loss)	672,693	94,737	44,165

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	224,590	27,281	(5,225)
Investment in affiliates	— (a)	— (a)	—
Futures	—	27	—
Foreign currency transactions	—	435	—
Swaps	—	(56)	—

Net realized gain (loss)	224,590	27,687	(5,225)

Distributions of capital gains received from investment company affiliates	2	— (a)	1
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(976,415)	(75,566)	(72,138)
Futures	—	(10)	—
Foreign currency translations	—	(29)	—
Swaps	—	(5)	—
Unfunded commitments	(143)	(5)	—

Change in net unrealized appreciation/depreciation	(976,558)	(75,615)	(72,138)

Net realized/unrealized gains (losses)	(751,966)	(47,928)	(77,362)

Change in net assets resulting from operations	$(79,273)	$46,809	$(33,197)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$736,249	$27,904	$8,269
Interest income from affiliates	—	3	—
Dividend income from non-affiliates	17,188	—	—
Dividend income from affiliates	64	12	39

Total investment income	753,501	27,919	8,308

EXPENSES:
Investment advisory fees	71,188	5,431	1,639
Administration fees	9,191	1,302	550
Distribution fees:
Class A	2,483	231	318
Class B	54	—	2
Class C	2,460	46	470
Class R2	72	33	—
Shareholder servicing fees:
Class A	2,483	231	318
Class B	18	—	1
Class C	820	15	157
Class R2	36	17	—
Class R5	51	3	—
Select Class	18,755	2,862	1,130
Custodian and accounting fees	439	181	87
Interest expense to affiliates	— (a)	—	—
Professional fees	174	117	78
Collateral management fees	—	21	—
Trustees’ and Chief Compliance Officer’s fees	115	17	7
Printing and mailing costs	1,357	989	60
Registration and filing fees	406	133	126
Transfer agent fees	6,204	534	221
Other	164	25	13

Total expenses	116,470	12,188	5,177

Less amounts waived	(21,563)	(3,037)	(1,671)
Less earnings credits	(2)	—	—

Net expenses	94,905	9,151	3,506

Net investment income (loss)	658,596	18,768	4,802

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	246,344	(3,385)	(6,175)
Swaps	—	(2,392)	—

Net realized gain (loss)	246,344	(5,777)	(6,175)

Distributions of capital gains received from investment company affiliates	1	— (a)	1
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(87,028)	(24,187)	16,461
Swaps	—	(12,436)	—
Unfunded commitments	(69)	—	—

Change in net unrealized appreciation/depreciation	(87,097)	(36,623)	16,461

Net realized/unrealized gains (losses)	159,248	(42,400)	10,287

Change in net assets resulting from operations	$817,844	$(23,632)	$15,089

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund (a)		Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$120,475	$165,997	$4,692		$3,664
Dividend income from non-affiliates	—	—	13		—
Dividend income from affiliates	13	1	3		— (b)

Total investment income	120,488	165,998	4,708		3,664

EXPENSES:
Investment advisory fees	12,665	29,043	472		716
Administration fees	3,039	9,751	79		200
Distribution fees:
Class A	537	633	1		144
Class B	—	6	—		1
Class C	54	1,430	—	(b)	—
Shareholder servicing fees:
Class A	537	633	1		144
Class B	—	2	—		1
Class C	18	477	—	(b)	—
Select Class	3,998	19,465	215		452
Custodian and accounting fees	414	569	39		33
Interest expense to affiliates	— (b)	— (b)	—	(b)	—
Professional fees	100	172	117		70
Trustees’ and Chief Compliance Officer’s fees	41	131	1		3
Printing and mailing costs	263	1,087	6		21
Registration and filing fees	183	467	26		41
Transfer agent fees	1,180	3,657	6		47
Offering costs	—	—	90		—
Other	61	153	7		5

Total expenses	23,090	67,676	1,060		1,878

Less amounts waived	(10,788)	(10,284)	(461)		(665)
Less earnings credits	— (b)	— (b)	—		—
Less expense reimbursements	—	—	(13)		—

Net expenses	12,302	57,392	586		1,213

Net investment income (loss)	108,186	108,606	4,122		2,451

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	4,736	4,038	137		707
Foreign currency transactions	—	—	—	(b)	—

Net realized gain (loss)	4,736	4,038	137		707

Distributions of capital gains received from investment company affiliates	— (b)	1	—	(b)	— (b)
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(105,359)	(68,171)	1,266		(3,943)
Foreign currency translations	—	—	(1)		—
Unfunded commitments	(15)	(29)	—		—

Change in net unrealized appreciation/depreciation	(105,374)	(68,200)	1,265		(3,943)

Net realized/unrealized gains (losses)	(100,638)	(64,161)	1,402		(3,236)

Change in net assets resulting from operations	$7,548	$44,445	$5,524		$(785)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$672,693	$764,547	$94,737	$99,179
Net realized gain (loss)	224,590	25,832	27,687	3,074
Distributions of capital gains received from investment company affiliates	2	—	— (a)	—
Change in net unrealized appreciation/depreciation	(976,558)	181,121	(75,615)	28,472

Change in net assets resulting from operations	(79,273)	971,500	46,809	130,725

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(140,598)	(165,521)	(14,704)	(18,728)
From net realized gains	(28,395)	(8,365)	(2,298)	(318)
Class B
From net investment income	(603)	(952)	(79)	(125)
From net realized gains	(156)	(57)	(15)	(2)
Class C
From net investment income	(30,976)	(51,560)	(10,683)	(14,865)
From net realized gains	(7,214)	(3,423)	(1,865)	(313)
Class R2
From net investment income	(2,524)	(2,276)	(346)	(246)
From net realized gains	(593)	(141)	(88)	(6)
Class R5
From net investment income	(8,766)	(7,056)	—	—
From net realized gains	(1,783)	(356)	—	—
Class R6
From net investment income	(159,384)	(126,119)	(11,690)	(6,951)
From net realized gains	(32,338)	(6,200)	(2,067)	(151)
Institutional Class
From net investment income	—	—	(4,990)	(1,823)
From net realized gains	—	—	(1,972)	(27)
Select Class
From net investment income	(311,422)	(397,079)	(51,873)	(54,671)
From net realized gains	(49,794)	(19,341)	(8,326)	(850)

Total distributions to shareholders	(774,546)	(788,446)	(110,996)	(99,076)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(5,449,845)	4,609,886	(424,274)	649,309

NET ASSETS:
Change in net assets	(6,303,664)	4,792,940	(488,461)	680,958
Beginning of period	29,381,489	24,588,549	2,953,585	2,272,627

End of period	$23,077,825	$29,381,489	$2,465,124	$2,953,585

Accumulated undistributed (distributions in excess of) net investment income	$33,617	$15,204	$1,996	$1,923

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$44,165	$48,073	$658,596	$757,668
Net realized gain (loss)	(5,225)	6,697	246,344	176,021
Distributions of capital gains received from investment company affiliates	1	—	1	—
Change in net unrealized appreciation/depreciation	(72,138)	(7,667)	(87,097)	281,817

Change in net assets resulting from operations	(33,197)	47,103	817,844	1,215,506

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(19,295)	(18,040)	(57,622)	(65,704)
From net realized gains	(3,070)	—	(26,512)	(6,639)
Class B
From net investment income	(114)	(185)	(378)	(547)
From net realized gains	(22)	—	(170)	(59)
Class C
From net investment income	(2,248)	(3,797)	(17,150)	(18,786)
From net realized gains	(404)	—	(8,103)	(2,270)
Class R2
From net investment income	(1,194)	(934)	(774)	(829)
From net realized gains	(210)	—	(282)	(101)
Class R5
From net investment income	—	—	(6,087)	(5,024)
From net realized gains	—	—	(2,359)	(633)
Class R6
From net investment income	—	—	(121,462)	(109,665)
From net realized gains	—	—	(61,567)	(10,696)
Select Class
From net investment income	(22,077)	(24,161)	(445,447)	(545,063)
From net realized gains	(2,992)	—	(186,273)	(52,799)

Total distributions to shareholders	(51,626)	(47,117)	(934,186)	(818,815)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(288,453)	258,662	(162,632)	(613,323)

NET ASSETS:
Change in net assets	(373,276)	258,648	(278,974)	(216,632)
Beginning of period	1,881,704	1,623,056	11,313,966	11,530,598

End of period	$1,508,428	$1,881,704	$11,034,992	$11,313,966

Accumulated undistributed (distributions in excess of) net investment income	$158	$921	$20,218	$13,084

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$18,768	$21,776	$4,802	$6,422
Net realized gain (loss)	(5,777)	4,293	(6,175)	(4,545)
Distributions of capital gains received from investment company affiliates	— (a)	—	1	—
Change in net unrealized appreciation/depreciation	(36,623)	11,714	16,461	20,499

Change in net assets resulting from operations	(23,632)	37,783	15,089	22,376

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,011)	(2,393)	(1,019)	(687)
From net realized gains	(93)	(800)	—	—
Class B
From net investment income	—	—	(1)	(2)
Class C
From net investment income	(25)	(50)	(160)	(466)
From net realized gains	(7)	(30)	—	—
Class R2
From net investment income	(57)	(138)	—	—
From net realized gains	— (a)	(52)	—	—
Class R5
From net investment income	(58)	(1)	—	—
From net realized gains	(16)	— (a)	—	—
Class R6
From net investment income	(3,822)	(3,137)	(160)	(122)
From net realized gains	(414)	(1,046)	—	—
Select Class
From net investment income	(13,661)	(15,953)	(4,548)	(4,794)
From net realized gains	(1,492)	(5,610)	—	—

Total distributions to shareholders	(20,656)	(29,210)	(5,888)	(6,071)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(5,382)	366,379	287,134	98,721

NET ASSETS:
Change in net assets	(49,670)	374,952	296,335	115,026
Beginning of period	1,562,980	1,188,028	513,716	398,690

End of period	$1,513,310	$1,562,980	$810,051	$513,716

Accumulated undistributed (distributions in excess of) net investment income	$187	$55	$(884)	$(287)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$108,186	$123,576	$108,606	$150,109
Net realized gain (loss)	4,736	159	4,038	8,412
Distributions of capital gains received from investment company affiliates	— (a)	—	1	—
Change in net unrealized appreciation/depreciation	(105,374)	21,001	(68,200)	(11,755)

Change in net assets resulting from operations	7,548	144,736	44,445	146,766

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(5,269)	(8,251)	(1,684)	(2,684)
From net realized gains	(135)	—	(193)	(71)
Class B
From net investment income	—	—	(1)	(5)
From net realized gains	—	—	(1)	— (a)
Class C (b)
From net investment income	(153)	(52)	(313)	(1,298)
From net realized gains	(5)	—	(130)	(64)
Class R6
From net investment income	(54,520)	(56,794)	(38,488)	(55,759)
From net realized gains	(1,434)	—	(2,319)	(1,029)
Select Class
From net investment income	(43,599)	(56,567)	(71,961)	(88,264)
From net realized gains	(994)	—	(6,186)	(1,840)

Total distributions to shareholders	(106,109)	(121,664)	(121,276)	(151,014)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,505,460)	1,326,100	(1,218,137)	1,279,244

NET ASSETS:
Change in net assets	(1,604,021)	1,349,172	(1,294,968)	1,274,996
Beginning of period	4,408,391	3,059,219	12,310,172	11,035,176

End of period	$2,804,370	$4,408,391	$11,015,204	$12,310,172

Accumulated undistributed (distributions in excess of) net investment income	$6,795	$2,150	$(1,259)	$2,588

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective July 2, 2012 for Mortgage-Backed Securities Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Short Duration High Yield Fund	Treasury & Agency Fund
	Period Ended 2/28/2014 (a)	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,122	$2,451	$3,709
Net realized gain (loss)	137	707	1,444
Distributions of capital gains received from investment company affiliates	— (b)	— (b)	—
Change in net unrealized appreciation/depreciation	1,265	(3,943)	(3,654)

Change in net assets resulting from operations	5,524	(785)	1,499

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(10)	(496)	(729)
From net realized gains	—	(174)	(383)
Class B
From net investment income	—	(1)	(1)
From net realized gains	—	— (b)	(1)
Class C
From net investment income	(2)	—	—
Class R6
From net investment income	(354)	—	—
Select Class
From net investment income	(3,581)	(1,969)	(2,899)
From net realized gains	—	(495)	(1,168)

Total distributions to shareholders	(3,947)	(3,135)	(5,181)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	242,824	(128,023)	(92,221)

NET ASSETS:
Change in net assets	244,401	(131,943)	(95,903)
Beginning of period	—	309,097	405,000

End of period	$244,401	$177,154	$309,097

Accumulated undistributed (distributions in excess of) net investment income	$172	$38	$53

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,232,542	$2,473,187	$134,093	$289,856
Distributions reinvested	160,900	166,337	15,829	18,194
Cost of shares redeemed	(2,311,241)	(2,274,781)	(372,306)	(169,224)

Change in net assets resulting from Class A capital transactions	$(917,799)	$364,743	$(222,384)	$138,826

Class B
Proceeds from shares issued	$352	$2,026	$152	$762
Distributions reinvested	736	960	88	117
Cost of shares redeemed	(15,468)	(14,656)	(1,922)	(2,178)

Change in net assets resulting from Class B capital transactions	$(14,380)	$(11,670)	$(1,682)	$(1,299)

Class C
Proceeds from shares issued	$125,646	$754,843	$59,890	$266,890
Distributions reinvested	35,878	51,441	12,273	14,860
Cost of shares redeemed	(1,424,622)	(675,153)	(364,576)	(126,679)

Change in net assets resulting from Class C capital transactions	$(1,263,098)	$131,131	$(292,413)	$155,071

Class R2
Proceeds from shares issued	$31,261	$64,077	$6,156	$11,358
Distributions reinvested	2,720	2,081	367	236
Cost of shares redeemed	(33,135)	(20,869)	(3,934)	(2,915)

Change in net assets resulting from Class R2 capital transactions	$846	$45,289	$2,589	$8,679

Class R5
Proceeds from shares issued	$198,106	$191,720	$—	$—
Distributions reinvested	8,209	5,688	—	—
Cost of shares redeemed	(158,275)	(103,038)	—	—

Change in net assets resulting from Class R5 capital transactions	$48,040	$94,370	$—	$—

Class R6
Proceeds from shares issued	$2,674,811	$2,556,486	$99,514	$206,827
Distributions reinvested	182,078	124,092	7,441	4,374
Cost of shares redeemed	(1,200,122)	(793,430)	(17,669)	(32,972)

Change in net assets resulting from Class R6 capital transactions	$1,656,767	$1,887,148	$89,286	$178,229

Institutional Class
Proceeds from shares issued	$—	$—	$290,492	$34,794
Distributions reinvested	—	—	5,956	1,247
Cost of shares redeemed	—	—	(87,471)	(23,769)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$208,977	$12,272

Select Class
Proceeds from shares issued	$4,490,916	$5,700,746	$162,807	$302,317
Distributions reinvested	310,109	350,053	31,434	12,248
Cost of shares redeemed	(7,175,646)	(3,951,924)	(402,888)	(157,034)
Redemptions in-kind	(2,585,600)	—	—	—

Change in net assets resulting from Select Class capital transactions	$(4,960,221)	$2,098,875	$(208,647)	$157,531

Total change in net assets resulting from capital transactions	$(5,449,845)	$4,609,886	$(424,274)	$649,309

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Core Bond Fund		Core Plus Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	104,795	205,673	16,039	34,258
Reinvested	13,771	13,809	1,905	2,150
Redeemed	(196,969)	(189,218)	(44,742)	(19,972)

Change in Class A Shares	(78,403)	30,264	(26,798)	16,436

Class B
Issued	30	168	18	89
Reinvested	63	80	11	14
Redeemed	(1,319)	(1,219)	(230)	(256)

Change in Class B Shares	(1,226)	(971)	(201)	(153)

Class C
Issued	10,550	62,430	7,085	31,440
Reinvested	3,050	4,251	1,471	1,749
Redeemed	(120,901)	(55,855)	(43,701)	(14,903)

Change in Class C Shares	(107,301)	10,826	(35,145)	18,286

Class R2
Issued	2,664	5,333	743	1,346
Reinvested	233	173	44	28
Redeemed	(2,832)	(1,735)	(475)	(344)

Change in Class R2 Shares	65	3,771	312	1,030

Class R5
Issued	16,990	15,946	—	—
Reinvested	704	473	—	—
Redeemed	(13,585)	(8,574)	—	—

Change in Class R5 Shares	4,109	7,845	—	—

Class R6
Issued	228,425	212,358	11,806	24,412
Reinvested	15,597	10,300	898	516
Redeemed	(101,582)	(65,843)	(2,131)	(3,870)

Change in Class R6 Shares	142,440	156,815	10,573	21,058

Institutional Class
Issued	—	—	34,982	4,113
Reinvested	—	—	722	148
Redeemed	—	—	(10,536)	(2,811)

Change in Institutional Class Shares	—	—	25,168	1,450

Select Class
Issued	382,868	474,033	19,597	35,923
Reinvested	26,523	29,082	3,808	1,447
Redeemed	(611,948)	(328,768)	(48,597)	(18,592)
Redemptions in-kind	(220,614)	—	—	—

Change in Select Class Shares	(423,171)	174,347	(25,192)	18,778

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$378,819	$478,620	$525,149	$476,797
Distributions reinvested	14,778	12,845	76,305	66,399
Cost of shares redeemed	(453,638)	(328,287)	(488,788)	(718,161)

Change in net assets resulting from Class A capital transactions	$(60,041)	$163,178	$112,666	$(174,965)

Class B
Proceeds from shares issued	$139	$538	$490	$623
Distributions reinvested	108	148	495	536
Cost of shares redeemed	(3,822)	(3,793)	(3,187)	(3,959)

Change in net assets resulting from Class B capital transactions	$(3,575)	$(3,107)	$(2,202)	$(2,800)

Class C
Proceeds from shares issued	$13,744	$54,213	$66,494	$114,891
Distributions reinvested	2,256	3,466	22,917	18,187
Cost of shares redeemed	(108,988)	(73,226)	(119,173)	(76,506)

Change in net assets resulting from Class C capital transactions	$(92,988)	$(15,547)	$(29,762)	$56,572

Class R2
Proceeds from shares issued	$32,593	$47,597	$6,792	$13,080
Distributions reinvested	803	495	851	746
Cost of shares redeemed	(30,384)	(23,650)	(12,931)	(5,007)

Change in net assets resulting from Class R2 capital transactions	$3,012	$24,442	$(5,288)	$8,819

Class R5
Proceeds from shares issued	$—	$—	$39,974	$61,004
Distributions reinvested	—	—	7,937	5,377
Cost of shares redeemed	—	—	(46,074)	(17,412)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$1,837	$48,969

Class R6
Proceeds from shares issued	$—	$—	$1,000,700	$790,566
Distributions reinvested	—	—	149,502	94,179
Cost of shares redeemed	—	—	(672,191)	(655,244)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$478,011	$229,501

Select Class
Proceeds from shares issued	$184,491	$389,014	$2,448,632	$2,995,658
Distributions reinvested	14,009	6,187	379,063	284,125
Cost of shares redeemed	(333,361)	(305,505)	(3,545,589)	(4,059,202)

Change in net assets resulting from Select Class capital transactions	$(134,861)	$89,696	$(717,894)	$(779,419)

Total change in net assets resulting from capital transactions	$(288,453)	$258,662	$(162,632)	$(613,323)

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Government Bond Fund		High Yield Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	33,788	41,137	64,658	59,650
Reinvested	1,327	1,104	9,469	8,301
Redeemed	(40,564)	(28,271)	(60,199)	(89,709)

Change in Class A Shares	(5,449)	13,970	13,928	(21,758)

Class B
Issued	12	46	61	77
Reinvested	10	13	61	67
Redeemed	(340)	(328)	(392)	(494)

Change in Class B Shares	(318)	(269)	(270)	(350)

Class C
Issued	1,226	4,685	8,156	14,407
Reinvested	203	300	2,841	2,267
Redeemed	(9,748)	(6,334)	(14,662)	(9,503)

Change in Class C Shares	(8,319)	(1,349)	(3,665)	7,171

Class R2
Issued	2,899	4,098	836	1,657
Reinvested	72	42	106	93
Redeemed	(2,699)	(2,034)	(1,586)	(624)

Change in Class R2 Shares	272	2,106	(644)	1,126

Class R5
Issued	—	—	4,906	7,560
Reinvested	—	—	979	666
Redeemed	—	—	(5,632)	(2,150)

Change in Class R5 Shares	—	—	253	6,076

Class R6
Issued	—	—	122,853	98,384
Reinvested	—	—	18,491	11,729
Redeemed	—	—	(82,760)	(81,730)

Change in Class R6 Shares	—	—	58,584	28,383

Select Class
Issued	16,458	33,436	299,366	374,074
Reinvested	1,265	532	46,853	35,370
Redeemed	(29,944)	(26,241)	(433,894)	(506,376)

Change in Select Class Shares	(12,221)	7,727	(87,675)	(96,932)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	285

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$32,110	$76,699	$187,279	$27,680
Distributions reinvested	1,067	2,806	957	616
Cost of shares redeemed	(121,890)	(54,717)	(68,411)	(14,606)

Change in net assets resulting from Class A capital transactions	$(88,713)	$24,788	$119,825	$13,690

Class B
Proceeds from shares issued	$—	$—	$312	$64
Distributions reinvested	—	—	1	2
Cost of shares redeemed	—	—	(300)	(117)

Change in net assets resulting from Class B capital transactions	$—	$—	$13	$(51)

Class C
Proceeds from shares issued	$2,075	$3,542	$23,145	$29,757
Distributions reinvested	32	80	156	439
Cost of shares redeemed	(3,225)	(1,376)	(30,136)	(22,992)

Change in net assets resulting from Class C capital transactions	$(1,118)	$2,246	$(6,835)	$7,204

Class R2
Proceeds from shares issued	$1,643	$2,408	$—	$—
Distributions reinvested	57	190	—	—
Cost of shares redeemed	(12,656)	(2,362)	—	—

Change in net assets resulting from Class R2 capital transactions	$(10,956)	$236	$—	$—

Class R5
Proceeds from shares issued	$14,043	$—	$—	$—
Distributions reinvested	74	1	—	—
Cost of shares redeemed	(1,480)	—	—	—

Change in net assets resulting from Class R5 capital transactions	$12,637	$1	$—	$—

Class R6
Proceeds from shares issued	$287,515	$119,263	$12,077	$7,265
Distributions reinvested	3,705	2,940	151	105
Cost of shares redeemed	(191,518)	(47,770)	(2,430)	(3,020)

Change in net assets resulting from Class R6 capital transactions	$99,702	$74,433	$9,798	$4,350

Select Class
Proceeds from shares issued	$371,795	$616,700	$238,357	$142,554
Distributions reinvested	5,785	6,458	2,100	857
Cost of shares redeemed	(394,514)	(358,483)	(76,124)	(69,883)

Change in net assets resulting from Select Class capital transactions	$(16,934)	$264,675	$164,333	$73,528

Total change in net assets resulting from capital transactions	$(5,382)	$366,379	$287,134	$98,721

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	3,031	7,130	18,963	2,848
Reinvested	101	260	97	64
Redeemed	(11,508)	(5,065)	(6,928)	(1,506)

Change in Class A Shares	(8,376)	2,325	12,132	1,406

Class B
Issued	—	—	32	7
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(31)	(12)

Change in Class B Shares	—	—	1	(5)

Class C
Issued	196	330	2,368	3,100
Reinvested	3	7	16	46
Redeemed	(308)	(128)	(3,085)	(2,400)

Change in Class C Shares	(109)	209	(701)	746

Class R2
Issued	157	223	—	—
Reinvested	5	18	—	—
Redeemed	(1,211)	(219)	—	—

Change in Class R2 Shares	(1,049)	22	—	—

Class R5
Issued	1,340	—	—	—
Reinvested	7	— (a)	—	—
Redeemed	(141)	—	—	—

Change in Class R5 Shares	1,206	— (a)	—	—

Class R6
Issued	27,328	11,044	1,222	756
Reinvested	352	273	16	11
Redeemed	(18,147)	(4,426)	(246)	(309)

Change in Class R6 Shares	9,533	6,891	992	458

Select Class
Issued	35,127	57,067	24,147	14,605
Reinvested	552	598	212	89
Redeemed	(37,416)	(33,202)	(7,711)	(7,217)

Change in Select Class Shares	(1,737)	24,463	16,648	7,477

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	287

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$54,297	$210,270	$121,490	$145,512
Distributions reinvested	5,137	7,733	1,789	2,588
Cost of shares redeemed	(198,203)	(181,363)	(162,497)	(126,947)

Change in net assets resulting from Class A capital transactions	$(138,769)	$36,640	$(39,218)	$21,153

Class B
Proceeds from shares issued	$—	$—	$274	$212
Distributions reinvested	—	—	2	5
Cost of shares redeemed	—	—	(408)	(679)

Change in net assets resulting from Class B capital transactions	$—	$—	$(132)	$(462)

Class C (a)
Proceeds from shares issued	$3,589	$6,799	$44,643	$107,643
Distributions reinvested	153	48	433	1,316
Cost of shares redeemed	(3,821)	(225)	(126,772)	(168,176)

Change in net assets resulting from Class C capital transactions	$(79)	$6,622	$(81,696)	$(59,217)

Class R6
Proceeds from shares issued	$176,952	$434,232	$1,974,790	$3,283,601
Distributions reinvested	52,102	53,924	19,477	25,867
Cost of shares redeemed	(444,420)	(174,228)	(3,228,754)	(2,759,024)

Change in net assets resulting from Class R6 capital transactions	$(215,366)	$313,928	$(1,234,487)	$550,444

Select Class
Proceeds from shares issued	$536,267	$1,693,505	$4,218,075	$5,354,974
Distributions reinvested	25,688	32,003	33,108	14,993
Cost of shares redeemed	(1,713,201)	(756,598)	(4,113,787)	(4,602,641)

Change in net assets resulting from Select Class capital transactions	$(1,151,246)	$968,910	$137,396	$767,326

Total change in net assets resulting from capital transactions	$(1,505,460)	$1,326,100	$(1,218,137)	$1,279,244

(a)	Commencement of offering of class of shares effective July 2, 2012 for Mortgage-Backed Securities Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	4,640	17,763	11,136	13,248
Reinvested	442	654	164	236
Redeemed	(17,019)	(15,308)	(14,890)	(11,559)

Change in Class A Shares	(11,937)	3,109	(3,590)	1,925

Class B
Issued	—	—	26	19
Reinvested	—	—	— (b)	— (b)
Redeemed	—	—	(37)	(61)

Change in Class B Shares	—	—	(11)	(42)

Class C (a)
Issued	313	585	4,063	9,740
Reinvested	14	4	40	119
Redeemed	(338)	(19)	(11,545)	(15,219)

Change in Class C Shares	(11)	570	(7,442)	(5,360)

Class R6
Issued	15,447	37,543	180,669	298,488
Reinvested	4,588	4,654	1,783	2,353
Redeemed	(39,196)	(15,014)	(295,375)	(250,857)

Change in Class R6 Shares	(19,161)	27,183	(112,923)	49,984

Select Class
Issued	46,974	146,075	386,103	487,008
Reinvested	2,260	2,762	3,033	1,364
Redeemed	(150,580)	(65,237)	(376,484)	(418,511)

Change in Select Class Shares	(101,346)	83,600	12,652	69,861

(a)	Commencement of offering of class of shares effective July 2, 2012 for Mortgage-Backed Securities Fund.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	289

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration High Yield Fund	Treasury & Agency Fund
	Period Ended 2/28/2014 (a)	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,482	$3,878	$14,284
Distributions reinvested	10	655	1,087
Cost of shares redeemed	(85)	(32,700)	(31,940)

Change in net assets resulting from Class A capital transactions	$1,407	$(28,167)	$(16,569)

Class B
Proceeds from shares issued	$—	$50	$28
Distributions reinvested	—	1	2
Cost of shares redeemed	—	(94)	(209)

Change in net assets resulting from Class B capital transactions	$—	$(43)	$(179)

Class C
Proceeds from shares issued	$53	$—	$—
Distributions reinvested	2	—	—

Change in net assets resulting from Class C capital transactions	$55	$—	$—

Class R6
Proceeds from shares issued	$67,791	$—	$—
Distributions reinvested	2	—	—
Cost of shares redeemed	(26,225)	—	—

Change in net assets resulting from Class R6 capital transactions	$41,568	$—	$—

Select Class
Proceeds from shares issued	$236,853	$52,202	$97,150
Distributions reinvested	1,269	1,312	1,675
Cost of shares redeemed	(38,328)	(153,327)	(174,298)

Change in net assets resulting from Select Class capital transactions	$199,794	$(99,813)	$(75,473)

Total change in net assets resulting from capital transactions	$242,824	$(128,023)	$(92,221)

(a)	Commencement of operations was March 1, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Short Duration High Yield Fund	Treasury & Agency Fund
	Period Ended 2/28/2014 (a)	Year Ended 2/28/2014	Year Ended 2/28/2013
SHARE TRANSACTIONS:
Class A
Issued	149	405	1,471
Reinvested	1	69	112
Redeemed	(9)	(3,419)	(3,290)

Change in Class A Shares	141	(2,945)	(1,707)

Class B
Issued	—	5	3
Reinvested	—	— (b)	— (b)
Redeemed	—	(10)	(21)

Change in Class B Shares	—	(5)	(18)

Class C
Issued	5	—	—
Reinvested	— (b)	—	—

Change in Class C Shares	5	—	—

Class R6
Issued	6,758	—	—
Reinvested	— (b)	—	—
Redeemed	(2,610)	—	—

Change in Class R6 Shares	4,148	—	—

Select Class
Issued	23,716	5,463	10,011
Reinvested	127	138	173
Redeemed	(3,821)	(16,078)	(17,952)

Change in Select Class Shares	20,022	(10,477)	(7,768)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	291

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Year Ended February 28, 2014	$12.02	$0.30	(d)	$(0.32)	$(0.02)	$(0.29)	$(0.06)	$(0.35)
Year Ended February 28, 2013	11.93	0.32	(d)	0.11	0.43	(0.32)	(0.02)	(0.34)
Year Ended February 29, 2012	11.46	0.40	(d)	0.49	0.89	(0.40)	(0.02)	(0.42)
Year Ended February 28, 2011	11.23	0.42	(d)	0.22	0.64	(0.41)	—	(0.41)
Year Ended February 28, 2010	10.59	0.55	(d)	0.64	1.19	(0.55)	—	(0.55)

Class B
Year Ended February 28, 2014	12.01	0.22	(d)	(0.31)	(0.09)	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2013	11.92	0.25	(d)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.45	0.33	(d)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.22	0.34	(d)	0.22	0.56	(0.33)	—	(0.33)
Year Ended February 28, 2010	10.58	0.48	(d)	0.63	1.11	(0.47)	—	(0.47)

Class C
Year Ended February 28, 2014	12.07	0.22	(d)	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2013	11.98	0.25	(d)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.51	0.33	(d)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.28	0.34	(d)	0.23	0.57	(0.34)	—	(0.34)
Year Ended February 28, 2010	10.65	0.46	(d)	0.65	1.11	(0.48)	—	(0.48)

Class R2
Year Ended February 28, 2014	12.00	0.27	(d)	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	11.91	0.29	(d)	0.11	0.40	(0.29)	(0.02)	(0.31)
Year Ended February 29, 2012	11.45	0.37	(d)	0.48	0.85	(0.37)	(0.02)	(0.39)
Year Ended February 28, 2011	11.22	0.39	(d)	0.22	0.61	(0.38)	—	(0.38)
Year Ended February 28, 2010	10.59	0.49	(d)	0.67	1.16	(0.53)	—	(0.53)

Class R5
Year Ended February 28, 2014	12.00	0.33	(d)	(0.31)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.91	0.36	(d)	0.10	0.46	(0.35)	(0.02)	(0.37)
Year Ended February 29, 2012	11.44	0.43	(d)	0.49	0.92	(0.43)	(0.02)	(0.45)
Year Ended February 28, 2011	11.21	0.45	(d)	0.22	0.67	(0.44)	—	(0.44)
Year Ended February 28, 2010	10.58	0.58	(d)	0.63	1.21	(0.58)	—	(0.58)

Class R6 (e)
Year Ended February 28, 2014	12.02	0.34	(d)	(0.32)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.92	0.36	(d)	0.12	0.48	(0.36)	(0.02)	(0.38)
Year Ended February 29, 2012	11.46	0.44	(d)	0.48	0.92	(0.44)	(0.02)	(0.46)
Year Ended February 28, 2011	11.22	0.46	(d)	0.23	0.69	(0.45)	—	(0.45)
Year Ended February 28, 2010	10.59	0.59	(d)	0.63	1.22	(0.59)	—	(0.59)

Select Class
Year Ended February 28, 2014	12.01	0.32	(d)	(0.32)	— (f)	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	11.92	0.34	(d)	0.11	0.45	(0.34)	(0.02)	(0.36)
Year Ended February 29, 2012	11.45	0.42	(d)	0.49	0.91	(0.42)	(0.02)	(0.44)
Year Ended February 28, 2011	11.22	0.44	(d)	0.22	0.66	(0.43)	—	(0.43)
Year Ended February 28, 2010	10.58	0.56	(d)	0.64	1.20	(0.56)	—	(0.56)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.65	(0.08)%	$5,237,738	0.75%	2.52%	0.97%	15%
12.02	3.56	6,347,063	0.74	2.68	0.97	15
11.93	7.89	5,937,341	0.75	3.40	0.98	20
11.46	5.75	3,982,404	0.74	3.62	0.97	24
11.23	11.45	3,154,129	0.73	4.94	0.97	18

11.64	(0.75)	26,897	1.40	1.86	1.47	15
12.01	2.91	42,472	1.39	2.04	1.47	15
11.92	7.17	53,729	1.40	2.78	1.48	20
11.45	5.06	76,034	1.39	2.98	1.46	24
11.22	10.71	118,596	1.38	4.37	1.47	18

11.71	(0.69)	1,216,032	1.40	1.84	1.47	15
12.07	2.91	2,549,712	1.39	2.03	1.47	15
11.98	7.15	2,400,830	1.40	2.76	1.48	20
11.51	5.04	2,181,719	1.39	2.97	1.47	24
11.28	10.65	2,326,774	1.38	4.12	1.47	18

11.63	(0.33)	110,094	1.00	2.28	1.23	15
12.00	3.32	112,812	0.99	2.40	1.22	15
11.91	7.54	67,044	1.00	3.14	1.23	20
11.45	5.51	37,096	0.99	3.36	1.22	24
11.22	11.16	14,608	0.98	4.41	1.22	18

11.63	0.21	325,239	0.45	2.84	0.53	15
12.00	3.87	286,302	0.44	2.96	0.52	15
11.91	8.21	190,711	0.45	3.70	0.53	20
11.44	6.06	123,327	0.44	3.91	0.51	24
11.21	11.69	470,155	0.43	5.26	0.53	18

11.65	0.24	6,635,284	0.40	2.90	0.48	15
12.02	3.98	5,132,037	0.39	3.01	0.47	15
11.92	8.16	3,221,144	0.40	3.75	0.48	20
11.46	6.22	2,334,504	0.39	3.98	0.47	24
11.22	11.72	1,144,420	0.39	5.36	0.47	18

11.64	0.08	9,526,541	0.58	2.68	0.72	15
12.01	3.73	14,911,091	0.57	2.84	0.72	15
11.92	8.09	12,717,750	0.58	3.58	0.73	20
11.45	5.96	10,523,393	0.57	3.79	0.72	24
11.22	11.61	7,029,375	0.57	5.08	0.72	18

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	293

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Core Plus Bond Fund
Class A
Year Ended February 28, 2014	$8.49	$0.30	(f)	$(0.12)	$0.18	$(0.30)	$(0.06)		$(0.36)
Year Ended February 28, 2013	8.38	0.31	(f)	0.10	0.41	(0.30)	—	(g)	(0.30)
Year Ended February 29, 2012	8.19	0.38	(f)	0.19	0.57	(0.38)	—	(g)	(0.38)
Year Ended February 28, 2011	7.85	0.37	(f)	0.34	0.71	(0.37)	—		(0.37)
Year Ended February 28, 2010	7.03	0.43	(f)	0.82	1.25	(0.43)	—		(0.43)

Class B
Year Ended February 28, 2014	8.54	0.24	(f)	(0.12)	0.12	(0.24)	(0.06)		(0.30)
Year Ended February 28, 2013	8.43	0.26	(f)	0.10	0.36	(0.25)	—	(g)	(0.25)
Year Ended February 29, 2012	8.24	0.33	(f)	0.19	0.52	(0.33)	—	(g)	(0.33)
Year Ended February 28, 2011	7.89	0.33	(f)	0.34	0.67	(0.32)	—		(0.32)
Year Ended February 28, 2010	7.06	0.38	(f)	0.83	1.21	(0.38)	—		(0.38)

Class C
Year Ended February 28, 2014	8.52	0.24	(f)	(0.11)	0.13	(0.24)	(0.06)		(0.30)
Year Ended February 28, 2013	8.42	0.26	(f)	0.09	0.35	(0.25)	—	(g)	(0.25)
Year Ended February 29, 2012	8.23	0.33	(f)	0.19	0.52	(0.33)	—	(g)	(0.33)
Year Ended February 28, 2011	7.88	0.32	(f)	0.35	0.67	(0.32)	—		(0.32)
Year Ended February 28, 2010	7.05	0.38	(f)	0.84	1.22	(0.39)	—		(0.39)

Class R2
Year Ended February 28, 2014	8.48	0.26	(f)	(0.12)	0.14	(0.26)	(0.06)		(0.32)
Year Ended February 28, 2013	8.38	0.28	(f)	0.09	0.37	(0.27)	—	(g)	(0.27)
Year Ended February 29, 2012	8.20	0.35	(f)	0.18	0.53	(0.35)	—	(g)	(0.35)
Year Ended February 28, 2011	7.85	0.34	(f)	0.35	0.69	(0.34)	—		(0.34)
Year Ended February 28, 2010	7.03	0.40	(f)	0.82	1.22	(0.40)	—		(0.40)

Class R6 (i)
Year Ended February 28, 2014	8.49	0.33	(f)	(0.12)	0.21	(0.33)	(0.06)		(0.39)
Year Ended February 28, 2013	8.38	0.34	(f)	0.10	0.44	(0.33)	—	(g)	(0.33)
Year Ended February 29, 2012	8.19	0.41	(f)	0.19	0.60	(0.41)	—	(g)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(f)	0.34	0.74	(0.40)	—		(0.40)
Year Ended February 28, 2010	7.02	0.45	(f)	0.84	1.29	(0.46)	—		(0.46)

Institutional Class
Year Ended February 28, 2014	8.49	0.32	(f)	(0.11)	0.21	(0.32)	(0.06)		(0.38)
Year Ended February 28, 2013	8.39	0.33	(f)	0.10	0.43	(0.33)	—	(g)	(0.33)
Year Ended February 29, 2012	8.20	0.40	(f)	0.20	0.60	(0.41)	—	(g)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(f)	0.34	0.74	(0.39)	—		(0.39)
June 19, 2009 (h) through February 28, 2010	7.38	0.31	(f)	0.48	0.79	(0.32)	—		(0.32)

Select Class
Year Ended February 28, 2014	8.48	0.30	(f)	(0.11)	0.19	(0.31)	(0.06)		(0.37)
Year Ended February 28, 2013	8.38	0.32	(f)	0.09	0.41	(0.31)	—	(g)	(0.31)
Year Ended February 29, 2012	8.19	0.39	(f)	0.19	0.58	(0.39)	—	(g)	(0.39)
Year Ended February 28, 2011	7.85	0.38	(f)	0.34	0.72	(0.38)	—		(0.38)
Year Ended February 28, 2010	7.02	0.44	(f)	0.83	1.27	(0.44)	—		(0.44)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.31	2.12%	$334,499	0.75%	3.54%	0.95%	25%
8.49	5.06	568,987	0.73	3.67	0.95	25
8.38	7.19	424,254	0.75	4.63	0.97	23
8.19	9.23	327,106	0.73	4.62	0.97	22
7.85	18.14	168,775	0.77	5.59	0.97	26

8.36	1.45	1,992	1.38	2.91	1.45	25
8.54	4.33	3,748	1.38	3.04	1.45	25
8.43	6.44	4,990	1.40	3.99	1.47	23
8.24	8.60	6,270	1.38	4.03	1.47	22
7.89	17.49	7,674	1.40	5.00	1.48	26

8.35	1.54	254,763	1.40	2.88	1.45	25
8.52	4.27	559,441	1.38	3.02	1.45	25
8.42	6.48	398,777	1.40	3.97	1.47	23
8.23	8.63	287,042	1.38	3.97	1.47	22
7.88	17.58	152,695	1.39	4.90	1.46	26

8.30	1.72	12,063	1.15	3.16	1.20	25
8.48	4.56	9,675	1.13	3.25	1.20	25
8.38	6.66	927	1.15	4.21	1.22	23
8.20	8.93	357	1.13	4.22	1.22	22
7.85	17.71	210	1.14	5.21	1.22	26

8.31	2.48	326,452	0.40	3.92	0.45	25
8.49	5.40	243,671	0.39	3.99	0.45	25
8.38	7.57	64,170	0.39	5.01	0.46	23
8.19	9.60	158,216	0.38	4.92	0.47	22
7.85	18.76	18,465	0.40	5.94	0.48	26

8.32	2.51	260,210	0.49	3.86	0.56	25
8.49	5.20	51,964	0.47	3.94	0.55	25
8.39	7.47	39,168	0.48	4.90	0.57	23
8.20	9.63	27,374	0.47	4.93	0.57	22
7.85	10.89	46,561	0.48	5.73	0.56	26

8.30	2.23	1,275,145	0.65	3.66	0.70	25
8.48	5.05	1,516,099	0.63	3.78	0.70	25
8.38	7.28	1,340,341	0.64	4.74	0.72	23
8.19	9.35	1,260,849	0.63	4.75	0.72	22
7.85	18.46	937,874	0.65	5.81	0.73	26

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	295

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Year Ended February 28, 2014	$11.56	$0.29	$(0.47)	$(0.18)	$(0.30)	$(0.05)	$(0.35)
Year Ended February 28, 2013	11.55	0.30	0.01	0.31	(0.30)	—	(0.30)
Year Ended February 29, 2012	10.81	0.38	0.76	1.14	(0.38)	(0.02)	(0.40)
Year Ended February 28, 2011	10.70	0.39	0.11	0.50	(0.39)	—	(0.39)
Year Ended February 28, 2010	10.56	0.42	0.14	0.56	(0.42)	—	(0.42)

Class B
Year Ended February 28, 2014	11.55	0.21	(0.48)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.54	0.22	— (d)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.80	0.30	0.76	1.06	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.69	0.31	0.11	0.42	(0.31)	—	(0.31)
Year Ended February 28, 2010	10.55	0.34	0.14	0.48	(0.34)	—	(0.34)

Class C
Year Ended February 28, 2014	11.52	0.20	(0.47)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.51	0.22	— (d)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.78	0.30	0.75	1.05	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.66	0.31	0.12	0.43	(0.31)	—	(0.31)
Year Ended February 28, 2010	10.53	0.35	0.13	0.48	(0.35)	—	(0.35)

Class R2
Year Ended February 28, 2014	11.55	0.26	(0.47)	(0.21)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2013	11.54	0.28	— (d)	0.28	(0.27)	—	(0.27)
Year Ended February 29, 2012	10.80	0.35	0.76	1.11	(0.35)	(0.02)	(0.37)
Year Ended February 28, 2011	10.69	0.37	0.11	0.48	(0.37)	—	(0.37)
Year Ended February 28, 2010	10.56	0.41	0.12	0.53	(0.40)	—	(0.40)

Select Class
Year Ended February 28, 2014	11.56	0.32	(0.48)	(0.16)	(0.32)	(0.05)	(0.37)
Year Ended February 28, 2013	11.54	0.33	0.02	0.35	(0.33)	—	(0.33)
Year Ended February 29, 2012	10.80	0.41	0.76	1.17	(0.41)	(0.02)	(0.43)
Year Ended February 28, 2011	10.69	0.42	0.11	0.53	(0.42)	—	(0.42)
Year Ended February 28, 2010	10.56	0.45	0.13	0.58	(0.45)	—	(0.45)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.03	(1.60)%	$681,612	0.74%	2.55%	1.05%	5%
11.56	2.67	777,517	0.74	2.61	1.01	12
11.55	10.67	615,219	0.74	3.33	1.03	15
10.81	4.69	474,402	0.74	3.56	0.99	18
10.70	5.42	453,605	0.74	3.96	1.03	12

11.02	(2.33)	4,672	1.46	1.82	1.55	5
11.55	1.93	8,576	1.47	1.90	1.51	12
11.54	9.87	11,661	1.47	2.68	1.53	15
10.80	3.92	19,524	1.47	2.85	1.49	18
10.69	4.64	34,957	1.47	3.26	1.53	12

10.99	(2.35)	86,180	1.47	1.80	1.54	5
11.52	1.94	186,164	1.47	1.89	1.51	12
11.51	9.81	201,498	1.47	2.61	1.53	15
10.78	4.02	171,114	1.47	2.83	1.49	18
10.66	4.58	185,498	1.47	3.23	1.53	12

11.02	(1.84)	50,214	0.99	2.31	1.30	5
11.55	2.44	49,501	0.99	2.34	1.26	12
11.54	10.41	25,147	0.99	3.07	1.28	15
10.80	4.45	15,782	0.99	3.28	1.24	18
10.69	5.09	3,151	0.99	3.62	1.27	12

11.03	(1.36)	685,750	0.47	2.82	0.80	5
11.56	3.02	859,946	0.47	2.88	0.76	12
11.54	10.96	769,531	0.47	3.62	0.78	15
10.80	4.97	809,433	0.47	3.83	0.74	18
10.69	5.59	714,113	0.47	4.23	0.78	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	297

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class A
Year Ended February 28, 2014	$8.17	$0.47	(d)	$0.12	$0.59	$(0.47)	$(0.21)	$(0.68)	$—
Year Ended February 28, 2013	7.89	0.51	(d)	0.32	0.83	(0.50)	(0.05)	(0.55)	—
Year Ended February 29, 2012	8.33	0.55	(d)	(0.27)	0.28	(0.56)	(0.16)	(0.72)	—	(e)
Year Ended February 28, 2011	7.72	0.63	(d)	0.64	1.27	(0.63)	(0.03)	(0.66)	—	(e)
Year Ended February 28, 2010	5.79	0.58		1.94	2.52	(0.59)	—	(0.59)	—	(e)

Class B
Year Ended February 28, 2014	8.19	0.43	(d)	0.12	0.55	(0.43)	(0.21)	(0.64)	—
Year Ended February 28, 2013	7.91	0.46	(d)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.35	0.51	(d)	(0.28)	0.23	(0.51)	(0.16)	(0.67)	—	(e)
Year Ended February 28, 2011	7.73	0.58	(d)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(e)
Year Ended February 28, 2010	5.81	0.55		1.91	2.46	(0.54)	—	(0.54)	—	(e)

Class C
Year Ended February 28, 2014	8.18	0.43	(d)	0.12	0.55	(0.43)	(0.21)	(0.64)	—
Year Ended February 28, 2013	7.90	0.46	(d)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.34	0.50	(d)	(0.27)	0.23	(0.51)	(0.16)	(0.67)	—	(e)
Year Ended February 28, 2011	7.72	0.58	(d)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(e)
Year Ended February 28, 2010	5.80	0.53		1.93	2.46	(0.54)	—	(0.54)	—	(e)

Class R2
Year Ended February 28, 2014	8.15	0.45	(d)	0.11	0.56	(0.44)	(0.21)	(0.65)	—
Year Ended February 28, 2013	7.88	0.49	(d)	0.31	0.80	(0.48)	(0.05)	(0.53)	—
Year Ended February 29, 2012	8.32	0.53	(d)	(0.27)	0.26	(0.54)	(0.16)	(0.70)	—	(e)
Year Ended February 28, 2011	7.71	0.60	(d)	0.65	1.25	(0.61)	(0.03)	(0.64)	—	(e)
Year Ended February 28, 2010	5.79	0.55		1.94	2.49	(0.57)	—	(0.57)	—	(e)

Class R5
Year Ended February 28, 2014	8.21	0.50	(d)	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.93	0.53	(d)	0.33	0.86	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.36	0.58	(d)	(0.27)	0.31	(0.58)	(0.16)	(0.74)	—	(e)
Year Ended February 28, 2011	7.74	0.68	(d)	0.62	1.30	(0.65)	(0.03)	(0.68)	—	(e)
Year Ended February 28, 2010	5.81	0.61		1.93	2.54	(0.61)	—	(0.61)	—	(e)

Class R6 (f)
Year Ended February 28, 2014	8.20	0.50	(d)	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.91	0.53	(d)	0.34	0.87	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.35	0.58	(d)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(e)
Year Ended February 28, 2011	7.73	0.65	(d)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(e)
Year Ended February 28, 2010	5.81	0.61		1.92	2.53	(0.61)	—	(0.61)	—	(e)

Select Class
Year Ended February 28, 2014	8.20	0.49	(d)	0.12	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.92	0.53	(d)	0.32	0.85	(0.52)	(0.05)	(0.57)	—
Year Ended February 29, 2012	8.36	0.58	(d)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(e)
Year Ended February 28, 2011	7.74	0.65	(d)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(e)
Year Ended February 28, 2010	5.81	0.60		1.93	2.53	(0.60)	—	(0.60)	—	(e)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.08	7.57%	$1,066,865	1.04%	5.84%	1.32%	54%
8.17	10.98	964,864	1.12	6.32	1.33	65
7.89	3.69	1,103,966	1.15	6.98	1.34	41
8.33	17.07	856,717	1.14	7.81	1.32	45
7.72	44.71	580,690	1.14	8.40	1.32	45

8.10	6.97	6,305	1.59	5.28	1.81	54
8.19	10.30	8,585	1.70	5.75	1.83	65
7.91	3.02	11,060	1.80	6.34	1.84	41
8.35	16.40	17,991	1.79	7.24	1.82	45
7.73	43.46	22,430	1.79	7.80	1.82	45

8.09	7.00	315,026	1.59	5.29	1.81	54
8.18	10.33	348,508	1.68	5.75	1.84	65
7.90	3.03	280,078	1.80	6.33	1.84	41
8.34	16.45	248,488	1.79	7.17	1.82	45
7.72	43.58	158,503	1.79	7.75	1.83	45

8.06	7.24	11,019	1.34	5.54	1.56	54
8.15	10.58	16,384	1.36	6.06	1.59	65
7.88	3.46	6,968	1.40	6.72	1.59	41
8.32	16.82	3,609	1.39	7.49	1.58	45
7.71	44.25	1,004	1.39	8.10	1.60	45

8.12	7.82	103,378	0.79	6.09	0.86	54
8.21	11.26	102,404	0.82	6.59	0.89	65
7.93	4.11	50,747	0.86	7.28	0.89	41
8.36	17.45	27,619	0.85	8.54	0.87	45
7.74	44.95	148,162	0.84	8.71	0.87	45

8.11	7.86	2,202,757	0.74	6.13	0.81	54
8.20	11.42	1,746,074	0.77	6.66	0.84	65
7.91	4.01	1,461,496	0.81	7.32	0.84	41
8.35	17.59	929,762	0.80	7.99	0.83	45
7.73	44.84	359,553	0.79	8.76	0.83	45

8.11	7.76	7,329,642	0.84	6.04	1.06	54
8.20	11.18	8,127,147	0.87	6.57	1.08	65
7.92	3.95	8,616,283	0.90	7.23	1.09	41
8.36	17.44	7,478,536	0.89	8.06	1.07	45
7.74	44.86	4,567,712	0.89	8.67	1.08	45

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Year Ended February 28, 2014	$10.81	$0.12	(f)	$(0.30)	$(0.18)	$(0.11)	$(0.01)	$(0.12)
Year Ended February 28, 2013	10.74	0.15	(f)	0.13	0.28	(0.16)	(0.05)	(0.21)
Year Ended February 29, 2012	10.34	0.22	(f)	0.44	0.66	(0.21)	(0.05)	(0.26)
March 31, 2010 (g) through February 28, 2011	10.00	0.15	(f)	0.41	0.56	(0.16)	(0.06)	(0.22)

Class C
Year Ended February 28, 2014	10.78	0.04	(f)	(0.29)	(0.25)	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.73	0.08	(f)	0.12	0.20	(0.10)	(0.05)	(0.15)
Year Ended February 29, 2012	10.34	0.16	(f)	0.43	0.59	(0.15)	(0.05)	(0.20)
March 31, 2010 (g) through February 28, 2011	10.00	0.11	(f)	0.39	0.50	(0.10)	(0.06)	(0.16)

Class R2
Year Ended February 28, 2014	10.81	0.10	(f)	(0.32)	(0.22)	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.74	0.13	(f)	0.12	0.25	(0.13)	(0.05)	(0.18)
Year Ended February 29, 2012	10.35	0.20	(f)	0.42	0.62	(0.18)	(0.05)	(0.23)
March 31, 2010 (g) through February 28, 2011	10.00	0.15	(f)	0.39	0.54	(0.13)	(0.06)	(0.19)

Class R5
Year Ended February 28, 2014	10.85	0.11	(f)	(0.27)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.77	0.18	(f)	0.12	0.30	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.37	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (g) through February 28, 2011	10.00	0.24	(f)	0.34	0.58	(0.15)	(0.06)	(0.21)

Class R6
Year Ended February 28, 2014	10.82	0.14	(f)	(0.30)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17	(f)	0.14	0.31	(0.18)	(0.05)	(0.23)
Year Ended February 29, 2012	10.34	0.25	(f)	0.44	0.69	(0.24)	(0.05)	(0.29)
November 30, 2010 (h) through February 28, 2011	10.39	0.04	(f)	0.01	0.05	(0.04)	(0.06)	(0.10)

Select Class
Year Ended February 28, 2014	10.81	0.13	(f)	(0.29)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17	(f)	0.12	0.29	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.34	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (g) through February 28, 2011	10.00	0.19	(f)	0.38	0.57	(0.17)	(0.06)	(0.23)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.51	(1.66)%	$67,620	0.75%	1.15%	1.05%	35%
10.81	2.60	160,110	0.74	1.41	1.01	16
10.74	6.42	134,099	0.74	2.09	1.02	36
10.34	5.62	28,242	0.73	1.60	1.24	69

10.48	(2.27)	5,253	1.40	0.42	1.56	35
10.78	1.89	6,580	1.39	0.72	1.51	16
10.73	5.68	4,302	1.39	1.47	1.53	36
10.34	5.01	284	1.39	1.17	2.78	69

10.51	(1.96)	131	1.00	0.94	1.29	35
10.81	2.37	11,476	0.99	1.18	1.26	16
10.74	6.04	11,174	0.99	1.85	1.27	36
10.35	5.40	53	1.00	1.54	3.66	69

10.55	(1.44)	12,774	0.55	1.05	0.65	35
10.85	2.82	58	0.54	1.62	0.56	16
10.77	6.57	56	0.53	2.23	0.57	36
10.37	5.85	53	0.55	2.46	0.72	69

10.52	(1.41)	337,208	0.50	1.29	0.57	35
10.82	2.88	243,756	0.49	1.62	0.51	16
10.74	6.68	167,997	0.49	2.37	0.53	36
10.34	0.49	51,944	0.49	1.99	0.57	69

10.51	(1.47)	1,090,324	0.60	1.20	0.81	35
10.81	2.71	1,141,000	0.59	1.53	0.76	16
10.74	6.56	870,400	0.59	2.22	0.77	36
10.34	5.70	346,927	0.59	1.97	1.18	69

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Year Ended February 28, 2014	$9.84	$0.06	(d)	$0.14	$0.20	$(0.08)
Year Ended February 28, 2013	9.46	0.13	(d)	0.37	0.50	(0.12)
Year Ended February 29, 2012	9.46	0.18	(d)	(0.01)	0.17	(0.17)
Year Ended February 28, 2011	8.90	0.21	(d)	0.56	0.77	(0.21)
Year Ended February 28, 2010	7.80	0.24	(d)	1.11	1.35	(0.25)

Class B
Year Ended February 28, 2014	9.76	0.01	(d)	0.15	0.16	(0.03)
Year Ended February 28, 2013	9.39	0.08	(d)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.39	0.13	(d)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.83	0.17	(d)	0.56	0.73	(0.17)
Year Ended February 28, 2010	7.74	0.21	(d)	1.09	1.30	(0.21)

Class C
Year Ended February 28, 2014	9.74	0.01	(d)	0.14	0.15	(0.03)
Year Ended February 28, 2013	9.37	0.08	(d)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.37	0.13	(d)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.82	0.17	(d)	0.55	0.72	(0.17)
Year Ended February 28, 2010	7.72	0.20	(d)	1.11	1.31	(0.21)

Class R6 (e)
Year Ended February 28, 2014	9.85	0.10	(d)	0.15	0.25	(0.12)
Year Ended February 28, 2013	9.47	0.17	(d)	0.38	0.55	(0.17)
Year Ended February 29, 2012	9.47	0.22	(d)	(0.01)	0.21	(0.21)
Year Ended February 28, 2011	8.91	0.26	(d)	0.56	0.82	(0.26)
Year Ended February 28, 2010	7.80	0.31	(d)	1.09	1.40	(0.29)

Select Class
Year Ended February 28, 2014	9.84	0.08	(d)	0.14	0.22	(0.10)
Year Ended February 28, 2013	9.46	0.16	(d)	0.37	0.53	(0.15)
Year Ended February 29, 2012	9.46	0.20	(d)	(0.01)	0.19	(0.19)
Year Ended February 28, 2011	8.90	0.24	(d)	0.56	0.80	(0.24)
Year Ended February 28, 2010	7.80	0.26	(d)	1.11	1.37	(0.27)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Effective November 30, 2010, Ultra Shares were renamed Class R6 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.96	2.01%	$185,550	0.67%	0.60%	0.93%	23%
9.84	5.36	63,879	0.67	1.37	0.95	24
9.46	1.80	48,120	0.68	1.89	0.94	21
9.46	8.78	69,464	0.67	2.32	0.95	28
8.90	17.61	74,529	0.67	2.88	0.98	23

9.89	1.60	260	1.17	0.10	1.42	23
9.76	4.77	244	1.17	0.89	1.46	24
9.39	1.30	286	1.18	1.39	1.44	21
9.39	8.29	820	1.17	1.82	1.45	28
8.83	17.01	1,845	1.17	2.58	1.49	23

9.86	1.49	57,659	1.17	0.10	1.42	23
9.74	4.80	63,760	1.17	0.87	1.45	24
9.37	1.33	54,348	1.18	1.39	1.44	21
9.37	8.20	66,659	1.17	1.82	1.45	28
8.82	17.22	65,806	1.17	2.41	1.48	23

9.98	2.51	18,305	0.22	1.05	0.42	23
9.85	5.80	8,301	0.22	1.79	0.45	24
9.47	2.27	3,642	0.23	2.34	0.44	21
9.47	9.25	3,873	0.22	2.78	0.45	28
8.91	18.26	1,253	0.23	3.92	0.51	23

9.96	2.23	548,277	0.42	0.85	0.67	23
9.84	5.61	377,532	0.42	1.61	0.70	24
9.46	2.08	292,294	0.43	2.13	0.69	21
9.46	9.05	256,477	0.42	2.57	0.70	28
8.90	17.91	183,481	0.42	3.14	0.73	23

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Year Ended February 28, 2014	$11.84	$0.35	$(0.30)	$0.05	$(0.30)	$(0.01)	$(0.31)
Year Ended February 28, 2013	11.75	0.34	0.08	0.42	(0.33)	—	(0.33)
Year Ended February 29, 2012	11.50	0.49	0.25	0.74	(0.49)	—	(0.49)
Year Ended February 28, 2011	11.22	0.55	0.28	0.83	(0.55)	—	(0.55)
Year Ended February 28, 2010	10.42	0.73	0.82	1.55	(0.75)	—	(0.75)

Class C
Year Ended February 28, 2014	11.57	0.26	(0.27)	(0.01)	(0.25)	(0.01)	(0.26)
July 2, 2012 (f) through February 28, 2013	11.55	0.17	0.04	0.21	(0.19)	—	(0.19)

Class R6 (g)
Year Ended February 28, 2014	11.59	0.36	(0.27)	0.09	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2013	11.51	0.38	0.07	0.45	(0.37)	—	(0.37)
Year Ended February 29, 2012	11.28	0.54	0.23	0.77	(0.54)	—	(0.54)
Year Ended February 28, 2011	11.01	0.59	0.27	0.86	(0.59)	—	(0.59)
Year Ended February 28, 2010	10.23	0.79	0.78	1.57	(0.79)	—	(0.79)

Select Class
Year Ended February 28, 2014	11.59	0.35	(0.28)	0.07	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2013	11.51	0.36	0.08	0.44	(0.36)	—	(0.36)
Year Ended February 29, 2012	11.27	0.53	0.23	0.76	(0.52)	—	(0.52)
Year Ended February 28, 2011	11.01	0.57	0.26	0.83	(0.57)	—	(0.57)
Year Ended February 28, 2010	10.23	0.76	0.79	1.55	(0.77)	—	(0.77)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.58	0.45%	$149,964	0.65%	2.66%	0.99%	9%
11.84	3.57	294,739	0.64	2.88	0.98	19
11.75	6.57	255,946	0.64	4.29	0.98	21
11.50	7.48	176,334	0.64	4.84	0.98	30
11.22	15.26	101,955	0.64	6.58	0.99	21

11.30	(0.10)	6,322	1.15	2.22	1.50	9
11.57	1.81	6,592	1.14	2.08	1.49	19

11.32	0.81	1,604,557	0.25	3.12	0.50	9
11.59	3.97	1,864,649	0.24	3.29	0.48	19
11.51	6.96	1,538,507	0.24	4.72	0.48	21
11.28	7.97	1,466,482	0.24	5.26	0.48	30
11.01	15.79	1,271,776	0.24	7.35	0.49	21

11.32	0.63	1,043,527	0.40	2.89	0.74	9
11.59	3.83	2,242,411	0.39	3.09	0.73	19
11.51	6.89	1,264,766	0.39	4.51	0.73	21
11.27	7.71	580,212	0.39	5.12	0.73	30
11.01	15.64	425,701	0.39	6.87	0.74	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	305

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Year Ended February 28, 2014	$10.97	$0.07	(d)	$(0.06)	$0.01	$(0.07)	$(0.01)	$(0.08)
Year Ended February 28, 2013	10.97	0.11	(d)	— (e)	0.11	(0.11)	— (e)	(0.11)
Year Ended February 29, 2012	10.95	0.15	(d)	0.04	0.19	(0.15)	(0.02)	(0.17)
Year Ended February 28, 2011	10.90	0.16	(d)	0.06	0.22	(0.16)	(0.01)	(0.17)
Year Ended February 28, 2010	10.61	0.26	(d)	0.29	0.55	(0.26)	—	(0.26)

Class B
Year Ended February 28, 2014	11.08	0.01	(d)	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.08	0.05	(d)	— (e)	0.05	(0.05)	— (e)	(0.05)
Year Ended February 29, 2012	11.06	0.10	(d)	0.03	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	11.00	0.11	(d)	0.06	0.17	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.70	0.22	(d)	0.28	0.50	(0.20)	—	(0.20)

Class C
Year Ended February 28, 2014	11.04	0.01	(d)	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.04	0.05	(d)	— (e)	0.05	(0.05)	— (e)	(0.05)
Year Ended February 29, 2012	11.02	0.09	(d)	0.04	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	10.97	0.10	(d)	0.06	0.16	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.68	0.20	(d)	0.30	0.50	(0.21)	—	(0.21)

Class R6 (f)
Year Ended February 28, 2014	10.98	0.12	(d)	(0.05)	0.07	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.99	0.16	(d)	(0.01)	0.15	(0.16)	— (e)	(0.16)
Year Ended February 29, 2012	10.97	0.20	(d)	0.05	0.25	(0.21)	(0.02)	(0.23)
Year Ended February 28, 2011	10.92	0.21	(d)	0.06	0.27	(0.21)	(0.01)	(0.22)
Year Ended February 28, 2010	10.62	0.31	(d)	0.30	0.61	(0.31)	—	(0.31)

Select Class
Year Ended February 28, 2014	10.98	0.10	(d)	(0.06)	0.04	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2013	10.99	0.13	(d)	(0.01)	0.12	(0.13)	— (e)	(0.13)
Year Ended February 29, 2012	10.96	0.18	(d)	0.05	0.23	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2011	10.92	0.19	(d)	0.05	0.24	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2010	10.62	0.29	(d)	0.30	0.59	(0.29)	—	(0.29)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.90	0.11%	$240,174	0.80%	0.63%	0.89%	38%
10.97	0.99	281,110	0.80	0.97	0.86	33
10.97	1.76	260,098	0.80	1.36	0.86	40
10.95	2.04	250,706	0.79	1.45	0.86	36
10.90	5.23	255,356	0.79	2.43	0.88	31

11.01	(0.39)	809	1.30	0.13	1.39	38
11.08	0.48	947	1.30	0.48	1.36	33
11.08	1.21	1,409	1.30	0.86	1.37	40
11.06	1.58	2,134	1.29	0.96	1.36	36
11.00	4.71	3,458	1.29	2.05	1.38	31

10.97	(0.39)	154,636	1.30	0.14	1.39	38
11.04	0.50	237,782	1.30	0.48	1.36	33
11.04	1.23	297,098	1.30	0.86	1.37	40
11.02	1.51	321,680	1.29	0.95	1.36	36
10.97	4.76	344,957	1.29	1.83	1.38	31

10.91	0.60	2,819,549	0.30	1.14	0.39	38
10.98	1.40	4,077,991	0.30	1.46	0.36	33
10.99	2.28	3,530,135	0.30	1.86	0.36	40
10.97	2.54	2,906,329	0.29	1.94	0.36	36
10.92	5.81	2,043,695	0.29	2.87	0.38	31

10.91	0.36	7,800,036	0.55	0.88	0.64	38
10.98	1.13	7,712,342	0.55	1.22	0.61	33
10.99	2.10	6,946,436	0.55	1.61	0.61	40
10.96	2.20	6,829,822	0.54	1.70	0.61	36
10.92	5.57	5,163,875	0.54	2.67	0.63	31

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Short Duration High Yield Fund
Class A
March 1, 2013 (f) through February 28, 2014	$10.00	$0.41	(g)	$(0.02	)(h)	$0.39	$(0.34)

Class C
March 1, 2013 (f) through February 28, 2014	10.00	0.36	(g)	(0.02	)(h)	0.34	(0.29)

Class R6
March 1, 2013 (f) through February 28, 2014	10.00	0.45	(g)	(0.01	)(h)	0.44	(0.38)

Select Class
March 1, 2013 (f) through February 28, 2014	10.00	0.43	(g)	(0.01	)(h)	0.42	(0.37)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of operations.
(g)	Calculated based upon average shares outstanding.
(h)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.05	4.02%	$1,415	0.89	%(i)	4.13	%(i)	1.45	%(i)	66%

10.05	3.48	55	1.39	(i)	3.62	(i)	2.15	(i)	66

10.06	4.47	41,712	0.48	(i)	4.49	(i)	0.78	(i)	66

10.05	4.24	201,219	0.63	(i)	4.36	(i)	1.15	(i)	66

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	309

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Year Ended February 28, 2014	$9.63	$0.08	(d)	$(0.10)	$(0.02)	$(0.09)	$(0.03)	$(0.12)
Year Ended February 28, 2013	9.74	0.09	(d)	(0.06)	0.03	(0.09)	(0.05)	(0.14)
Year Ended February 29, 2012	9.78	0.12	(d)	0.05	0.17	(0.11)	(0.10)	(0.21)
Year Ended February 28, 2011	9.96	0.13	(d)	(0.02)	0.11	(0.13)	(0.16)	(0.29)
Year Ended February 28, 2010	10.17	0.22	(d)	0.12	0.34	(0.22)	(0.33)	(0.55)

Class B
Year Ended February 28, 2014	9.62	0.03	(d)	(0.11)	(0.08)	(0.04)	(0.03)	(0.07)
Year Ended February 28, 2013	9.73	0.04	(d)	(0.06)	(0.02)	(0.04)	(0.05)	(0.09)
Year Ended February 29, 2012	9.76	0.07	(d)	0.06	0.13	(0.06)	(0.10)	(0.16)
Year Ended February 28, 2011	9.94	0.08	(d)	(0.02)	0.06	(0.08)	(0.16)	(0.24)
Year Ended February 28, 2010	10.15	0.18	(d)	0.11	0.29	(0.17)	(0.33)	(0.50)

Select Class
Year Ended February 28, 2014	9.62	0.10	(d)	(0.10)	— (e)	(0.11)	(0.03)	(0.14)
Year Ended February 28, 2013	9.73	0.11	(d)	(0.06)	0.05	(0.11)	(0.05)	(0.16)
Year Ended February 29, 2012	9.77	0.14	(d)	0.05	0.19	(0.13)	(0.10)	(0.23)
Year Ended February 28, 2011	9.95	0.16	(d)	(0.02)	0.14	(0.16)	(0.16)	(0.32)
Year Ended February 28, 2010	10.16	0.24	(d)	0.12	0.36	(0.24)	(0.33)	(0.57)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.49	(0.20)%	$44,375	0.70%	0.85%	0.98%	15%
9.63	0.23	73,424	0.69	0.89	0.95	19
9.74	1.72	90,893	0.70	1.17	0.95	35
9.78	1.15	99,714	0.70	1.32	0.95	26
9.96	3.39	99,593	0.69	2.12	0.97	51

9.47	(0.78)	180	1.20	0.35	1.48	15
9.62	(0.26)	226	1.19	0.40	1.45	19
9.73	1.33	408	1.20	0.68	1.45	35
9.76	0.63	771	1.20	0.82	1.45	26
9.94	2.86	1,588	1.19	1.75	1.47	51

9.48	0.05	132,599	0.45	1.09	0.73	15
9.62	0.48	235,447	0.44	1.14	0.70	19
9.73	1.97	313,699	0.45	1.42	0.70	35
9.77	1.40	371,384	0.45	1.57	0.70	26
9.95	3.63	427,880	0.44	2.40	0.72	51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	311

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were each formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. Each of JPM I and JPM II (the “Trusts”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration High Yield Fund*	Class A, Class C, Class R6 and Select Class	JPM I	Diversified
Treasury & Agency Fund	Class A, Class B and Select Class	JPM II	Diversified

*Short Duration High Yield Fund commenced operations on March 1, 2013. Prior to March 27, 2013, the Fund was not publicly offered for investment.

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration High Yield Fund is to seek current income with a secondary objective of capital appreciation.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Class C Shares commenced operations on July 2, 2012 for Mortgage-Backed Securities Fund.

Effective November 1, 2009, Class B Shares of the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares (except for Class C Shares of the Limited Duration Bond Fund and Short Duration Bond Fund purchased before September 3, 2013) provide for a contingent deferred sales charge (“CDSC”). Effective September 3, 2013, purchases of the Limited Duration Bond Fund and the Short Duration Bond Fund Class C Shares are subject to a CDSC on the original cost of shares. Class B Shares automatically convert to Class A Shares after eight years (except for Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

312	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed to not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund at February 28, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	313

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$736,068	$650,884	$1,386,952
Collateralized Mortgage Obligations
Agency CMO	—	4,271,323	17,390	4,288,713
Non-Agency CMO	—	1,463,926	290,234	1,754,160

Total Collateralized Mortgage Obligations	—	5,735,249	307,624	6,042,873

Commercial Mortgage-Backed Securities	—	729,275	192,030	921,305
Corporate Bonds
Consumer Discretionary	—	314,375	—	314,375
Consumer Staples	—	212,277	—	212,277
Energy	—	358,459	—	358,459
Financials	—	2,097,127	—	2,097,127
Health Care	—	128,895	—	128,895
Industrials	—	246,079	25,364	271,443
Information Technology	—	216,357	—	216,357
Materials	—	130,974	—	130,974
Telecommunication Services	—	289,710	—	289,710
Utilities	—	378,046	—	378,046

Total Corporate Bonds	—	4,372,299	25,364	4,397,663

Foreign Government Securities	—	168,752	—	168,752
Mortgage Pass-Through Securities	—	3,712,554	—	3,712,554
Municipal Bonds	—	71,575	—	71,575
Supranational	—	47,689	—	47,689
U.S. Government Agency Securities	—	618,420	—	618,420
U.S. Treasury Obligations	—	4,775,707	—	4,775,707
Loan Assignments
Financials	—	—	102,868	102,868
Short-Term Investment
Investment Company	792,591	—	—	792,591

Total Investments in Securities	$792,591	$20,967,588	$1,278,770	$23,038,949

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,076	$—	$319	$1,395
Financials	955	—	191	1,146
Industrials	—	—	8	8
Materials	6,460	—	1,091	7,551
Utilities	1,053	—	—	1,053

Total Common Stocks	9,544	—	1,609	11,153

314	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Financials	$721	$5,389	$—		$6,110
Health Care	857	—	—		857
Industrials	—	1,064	—		1,064
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	1,578	6,453	—	(a)	8,031

Debt Securities
Asset-Backed Securities	—	95,373	107,666		203,039
Collateralized Mortgage Obligations
Agency CMO	—	213,629	5,970		219,599
Non-Agency CMO	—	123,337	39,237		162,574

Total Collateralized Mortgage Obligations	—	336,966	45,207		382,173

Commercial Mortgage-Backed Securities	—	173,632	32,927		206,559
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	—	829		829

Total Convertible Bonds	—	—	829		829

Corporate Bonds
Consumer Discretionary	—	89,070	222		89,292
Consumer Staples	—	46,869	—		46,869
Energy	—	112,623	—		112,623
Financials	—	233,172	76		233,248
Health Care	—	44,112	—		44,112
Industrials	—	88,633	7,715		96,348
Information Technology	—	41,184	—		41,184
Materials	—	55,453	2,043		57,496
Telecommunication Services	—	79,544	—		79,544
Utilities	—	68,130	6		68,136

Total Corporate Bonds	—	858,790	10,062		868,852

Foreign Government Securities	—	44,720	217		44,937
Mortgage Pass-Through Securities	—	293,090	—		293,090
Municipal Bonds	—	11,173	—		11,173
Preferred Securities
Financials	—	5,652	—		5,652
Supranational	—	3,836	—		3,836
U.S. Government Agency Securities	—	36,650	391		37,041
U.S. Treasury Obligations	—	309,480	—		309,480
Loan Assignments
Consumer Discretionary	—	11,237	45		11,282
Consumer Staples	—	3,205	—		3,205
Energy	—	564	—		564
Financials	—	963	6,364		7,327
Health Care	—	1,142	—		1,142
Industrials	—	1,091	—		1,091
Information Technology	—	1,727	—		1,727
Materials	—	911	—		911
Telecommunication Services	—	1,947	—		1,947
Utilities	—	2,953	—		2,953

Total Loan Assignments	—	25,740	6,409		32,149

Warrants
Consumer Discretionary	3,029	—	—	(a)	3,029
Industrials	—	—	—	(a)	—	(a)

Total Warrants	3,029	—	—	(a)	3,029

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	315

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Short-Term Investment
Investment Company	$40,769	$—	$—		$40,769

Total Investments in Securities	$54,920	$2,201,555	$205,317		$2,461,792

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$108	$—		$108
Futures Contracts	3	—	—		3

Total Appreciation in Other Financial Instruments	$3	$108	$—		$111

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(80)	$—		$(80)
Futures Contracts	(6)	—	—		(6)

Total Depreciation in Other Financial Instruments	$(6)	$(80)	$—		$(86)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations — Agency CMO	$—	$637,750	$1,772		$639,522
Foreign Government Securities	—	6,701	—		6,701
Mortgage Pass-Through Securities	—	84,818	—		84,818
U.S. Government Agency Securities	—	324,465	—		324,465
U.S. Treasury Obligations	—	393,899	—		393,899
Short-Term Investment
Investment Company	57,115	—	—		57,115

Total Investments in Securities	$57,115	$1,447,633	$1,772		$1,506,520

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$10,335	$—	$1,752		$12,087
Financials	5,466	—	2,882		8,348
Health Care	7	—	—		7
Industrials	—	—	213		213
Information Technology	—	—	—	(a)	—	(a)
Materials	9,774	—	22,095		31,869
Utilities	22,220	—	—		22,220

Total Common Stocks	47,802	—	26,942		74,744

Preferred Stocks
Consumer Discretionary	—	632	—	(b)	632
Financials	31,375	65,430	—		96,805
Industrials	—	13,500	—		13,500
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	31,375	79,562	—	(b)	110,937

316	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$—	$6,913		$6,913
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	—	12,418		12,418

Total Convertible Bonds	—	—	12,418		12,418

Corporate Bonds
Consumer Discretionary	—	1,326,995	3,526		1,330,521
Consumer Staples	—	473,662	—		473,662
Energy	—	1,503,899	—		1,503,899
Financials	—	714,969	8,765		723,734
Health Care	—	840,282	421		840,703
Industrials	—	930,549	115,456		1,046,005
Information Technology	—	427,700	—		427,700
Materials	—	1,119,869	16,911		1,136,780
Telecommunication Services	—	1,193,948	—		1,193,948
Utilities	—	347,764	500		348,264

Total Corporate Bonds	—	8,879,637	145,579		9,025,216

Preferred Securities
Financials	—	144,974	—		144,974
Loan Assignments
Consumer Discretionary	—	474,713	5,261		479,974
Consumer Staples	—	147,308	—		147,308
Energy	—	95,547	—		95,547
Financials	—	68,552	—		68,552
Health Care	—	15,360	—		15,360
Industrials	—	62,073	—		62,073
Information Technology	—	181,189	—		181,189
Materials	—	35,920	—		35,920
Telecommunication Services	—	54,840	—		54,840
Utilities	—	65,214	—		65,214

Total Loan Assignments	—	1,200,716	5,261		1,205,977

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investments
Investment Company	299,390	—	—		299,390

Total Investments in Securities	$378,567	$10,304,889	$197,113		$10,880,569

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$74,052	$9,366		$83,418
Collateralized Mortgage Obligations
Agency CMO	—	311,646	—		311,646
Non-Agency CMO	—	15,357	—		15,357

Total Collateralized Mortgage Obligations	—	327,003	—		327,003

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	317

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Inflation Managed Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$33,983	$3,107	$37,090
Corporate Bonds
Consumer Discretionary	—	26,706	—	26,706
Consumer Staples	—	26,718	—	26,718
Energy	—	31,827	—	31,827
Financials	—	159,729	—	159,729
Health Care	—	17,436	—	17,436
Industrials	—	33,590	2,972	36,562
Information Technology	—	18,447	—	18,447
Materials	—	17,918	—	17,918
Telecommunication Services	—	21,630	—	21,630
Utilities	—	45,014	—	45,014

Total Corporate Bonds	—	399,015	2,972	401,987

Foreign Government Securities	—	4,298	—	4,298
Mortgage Pass-Through Securities	—	120,529	—	120,529
Supranational	—	670	—	670
U.S. Government Agency Securities	—	261,906	—	261,906
U.S. Treasury Obligations	—	240,826	—	240,826
Short-Term Investment
Investment Company	41,388	—	—	41,388

Total Investments in Securities	$41,388	$1,462,282	$15,445	$1,519,115

Appreciation in Other Financial Instruments
Swaps	$—	$1,473	$—	$1,473

Depreciation in Other Financial Instruments
Swaps	$—	$(14,464)	$—	$(14,464)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$89,632	$63,438	$153,070
Collateralized Mortgage Obligations
Agency CMO	—	254,241	36	254,277
Non-Agency CMO	—	76,637	12,792	89,429

Total Collateralized Mortgage Obligations	—	330,878	12,828	343,706

Commercial Mortgage-Backed Securities	—	42,027	299	42,326
Corporate Bonds
Consumer Discretionary	—	5,840	—	5,840
Energy	—	8,217	—	8,217
Financials	—	42,054	—	42,054
Health Care	—	1,520	—	1,520
Information Technology	—	4,812	—	4,812
Telecommunication Services	—	3,624	—	3,624
Utilities	—	2,802	—	2,802

Total Corporate Bonds	—	68,869	—	68,869

Mortgage Pass-Through Securities	—	47,136	—	47,136
U.S. Treasury Obligations	—	35,037	—	35,037
Short-Term Investments
Certificate of Deposit	—	3,501	—	3,501
Investment Company	116,157	—	—	116,157

Total Investments in Securities	$116,157	$617,080	$76,565	$809,802

318	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Mortgage-Backed Securities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$22,051	$88,417	$110,468
Collateralized Mortgage Obligations
Agency CMO	—	1,036,284	7,120	1,043,404
Non-Agency CMO	—	375,684	92,226	467,910

Total Collateralized Mortgage Obligations	—	1,411,968	99,346	1,511,314

Commercial Mortgage-Backed Securities	—	85,834	34,311	120,145
Mortgage Pass-Through Securities	—	1,026,851	—	1,026,851
U.S. Treasury Obligations	—	6,559	—	6,559
Loan Assignments
Financials	—	—	12,857	12,857
Short-Term Investment
Investment Company	9,508	—	—	9,508

Total Investments in Securities	$9,508	$2,553,263	$234,931	$2,797,702

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$597,312	$225,473	$822,785
Collateralized Mortgage Obligations
Agency CMO	—	695,465	6,931	702,396
Non-Agency CMO	—	132,958	9,476	142,434

Total Collateralized Mortgage Obligations	—	828,423	16,407	844,830

Commercial Mortgage-Backed Securities	—	486,956	116,992	603,948
Corporate Bonds
Consumer Discretionary	—	92,649	—	92,649
Consumer Staples	—	100,040	—	100,040
Energy	—	152,674	—	152,674
Financials	—	1,206,417	—	1,206,417
Health Care	—	85,189	—	85,189
Industrials	—	100,314	—	100,314
Information Technology	—	92,280	—	92,280
Materials	—	73,646	—	73,646
Telecommunication Services	—	105,949	—	105,949
Utilities	—	113,458	—	113,458

Total Corporate Bonds	—	2,122,616	—	2,122,616

Foreign Government Securities	—	39,743	—	39,743
Mortgage Pass-Through Securities	—	542,398	—	542,398
Supranational	—	920	—	920
U.S. Government Agency Securities	—	990,666	—	990,666
U.S. Treasury Obligations	—	4,973,611	—	4,973,611
Loan Assignment Financials	—	—	20,067	20,067
Short-Term Investment
Investment Company	41,884	—	—	41,884

Total Investments in Securities	$41,884	$10,582,645	$378,939	$11,003,468

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Short Duration High Yield Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$38,502	$—		$38,502
Consumer Staples	—	11,802	—		11,802
Energy	—	12,100	—		12,100
Financials	—	12,404	—		12,404
Health Care	—	14,082	—		14,082
Industrials	—	16,603	2,953		19,556
Information Technology	—	5,733	—		5,733
Materials	—	21,949	—		21,949
Telecommunication Services	—	18,544	—		18,544
Utilities	—	2,255	—		2,255

Total Corporate Bonds	—	153,974	2,953		156,927

Preferred Stock
Financials	—	882	—		882
Loan Assignments
Consumer Discretionary	—	25,090	—		25,090
Consumer Staples	—	13,179	—		13,179
Energy	—	10,664	—		10,664
Financials	—	3,158	—		3,158
Health Care	—	2,958	—		2,958
Industrials	—	6,958	—		6,958
Information Technology	—	6,594	—		6,594
Materials	—	7,029	—		7,029
Telecommunication Services	—	3,042	—		3,042
Utilities	—	1,891	—		1,891

Total Loan Assignments	—	80,563	—		80,563

Short-Term Investment
Investment Company	14,018	—	—		14,018

Total Investments in Securities	$14,018	$235,419	$2,953	*	$252,390

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1)	$—		$(1)

*	Level 3 securities are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $2,953,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Treasury & Agency Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$42,252	$4,136		$46,388
U.S. Treasury Obligations	—	125,971	—		125,971
Short-Term Investment
Investment Company	3,676	—	—		3,676

Total Investments in Securities	$3,676	$168,223	$4,136	*	$176,035

320	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

*	Level 3 securities are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $4,136,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the year ended February 28, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Investments in Securities
Asset-Backed Securities	$606,519	$1,230	$(4,101)	$(518)	$348,844	$(430,623)	$129,533	$—	$650,884
Collateralized Mortgage Obligations — Agency CMO	290,526	(348)	7,363	(10,253)	—	(2,061)	6,709	(274,546)	17,390
Collateralized Mortgage Obligations — Non-Agency CMO	509,663	3,029	(18,289)	1,432	99,473	(154,160)	60,762	(211,676)	290,234
Commercial Mortgage-Backed Securities	341,188	171	38	(16,807)	11,767	(121,639)	—	(22,688)	192,030
Corporate Bonds — Financials	1,523	—	(23)	—	—	(1,500)	—	—	—
Corporate Bonds — Industrials	27,323	447	(435)	(13)	8,159	(10,117)	—	—	25,364
Corporate Bonds —Telecommunication Services	11,389	—	—	—	—	—	—	(11,389)	—
Mortgage Pass-Through Securities	33,207	—	(1)	—	—	(33,206)	—	—	—
Loan Assignments — Financials	—	—	(502)	—	112,892	(9,522)	—	—	102,868

Total	$1,821,338	$4,529	$(15,950)	$(26,159)	$581,135	$(762,828)	$197,004	$(520,299)	$1,278,770

Core Plus Bond Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Investments in Securities
Asset-Backed Securities	$69,320		$221	$(1,446)	$(369)	$58,211	$(41,371)	$23,100	$—	$107,666
Collateralized Mortgage Obligations — Agency CMO	28,695		(65)	(441)	(1,278)	—	(48)	2,984	(23,877)	5,970
Collateralized Mortgage Obligations — Non-Agency CMO	26,591		—	(538)	(115)	32,637	(11,375)	1,733	(9,696)	39,237
Commercial Mortgage-Backed Securities	57,873		100	(297)	(2,604)	8,040	(13,131)	—	(17,054)	32,927
Common Stocks — Consumer Discretionary	114		17	215	—	31	(58)	—	—	319
Common Stocks — Consumer Staples	—	(a)	(137)	137	—	—	—	—	—	—
Common Stocks — Financials	155		—	36	—	—	—	—	—	191
Common Stocks — Industrials	263		22	(8)	—	—	(269)	—	—	8
Common Stocks — Materials	1,970		(938)	1,149	—	—	(1,090)	—	—	1,091
Convertible Bonds — Consumer Discretionary	194		(93)	(102)	—	1	—	—	—	—	(a)
Convertible Bonds — Financials	311		—	452	—	66	—	—	—	829
Corporate Bonds — Consumer Discretionary	2,717		(64)	— (b)	— (b)	24	(363)	—	(2,092)	222
Corporate Bonds — Consumer Staples	—	(a)	(194)	194	—	—	—	—	—	—

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Core Plus Bond Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Corporate Bonds — Financials	$202		$—	$(126)	$—	$—	$—	$—	$—	$76
Corporate Bonds — Industrials	8,834		76	46	19	997	(2,257)	—	—	7,715
Corporate Bonds — Materials	1,798		—	218	8	19	—	—	—	2,043
Corporate Bonds — Telecommunication Services	2,385		—	—	—	—	—	—	(2,385)	—
Corporate Bonds — Utilities	12		19	(6)	—	—	(19)	—	—	6
Foreign Government Securities	414		(102)	53	—	250	(398)	—	—	217
Loan Assignments — Consumer Discretionary	913		—	(868)	—	—	—	—	—	45
Loan Assignments — Financials	—		—	(32)	—	7,198	(802)	—	—	6,364
Preferred Stocks — Consumer Staples	—	(a)	(328)	328	—	—	—	—	—	—
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
U.S. Government Agency Securities	1,121		—	(12)	(1)	—	(42)	—	(675)	391
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$203,882		$(1,466)	$(1,048)	$(4,340)	$107,474	$(71,223)	$27,817	$(55,779)	$205,317

High Yield Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Investments in Securities
Asset-Backed Securities	$6,986		$—	$256	$(416)	$—	$(22)	$109	$—	$6,913
Common Stocks — Consumer Discretionary	943		91	175	—	1,142	(599)	—	—	1,752
Common Stocks — Consumer Staples	—	(a)	(3,762)	3,762	—	—	—	—	—	—
Common Stocks — Financial	2,369		—	513	—	—	—	—	—	2,882
Common Stocks — Industrials	1,819		124	(232)	—	—	(1,498)	—	—	213
Common Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Materials	27,389		(6,339)	7,263	—	—	(6,218)	—	—	22,095
Convertible Bonds — Consumer Discretionary	3,081		(1,482)	(1,617)	18	—	—	—	—	—	(a)
Convertible Bonds — Financials	4,665		—	6,773	—	980	—	—	—	12,418
Corporate Bonds — Consumer Discretionary	24,102		(1,026)	—	—	388	(5,739)	—	(14,199)	3,526
Corporate Bonds — Consumer Staples	—	(a)	(2,845)	2,845	—	—	—	—	—	—
Corporate Bonds — Financials	9,875		—	(608)	18	—	(520)	—	—	8,765
Corporate Bonds — Health Care	388		—	33	—	—	—	—	—	421
Corporate Bonds — Industrials	155,779		1,189	(867)	639	9,217	(50,501)	—	—	115,456
Corporate Bonds — Materials	7,108		—	1,471	30	10,156	(1,854)	—	—	16,911
Corporate Bonds — Utilities	891		278	(391)	—	—	(278)	—	—	500
Loan Assignments — Consumer Discretionary	10,065		—	(4,836)	32	—	—	—	—	5,261
Preferred Stocks — Consumer Discretionary	599		8	152	—	—	(759)	—	—	—	(b)
Preferred Stocks — Consumer Staples	—	(a)	(8,908)	8,908	—	—	—	—	—	—

322	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

High Yield Fund	Balance as of 02/28/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Preferred Stocks — Information Technology	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$256,059		$(22,672)	$23,600	$321	$21,883	$(67,988)	$109	$(14,199)	$197,113

Inflation Managed Bond Fund	Balance as of 02/28/13	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Investments in Securities
Asset-Backed Securities	$3,346	$—		$—	$9	$5,696	$(1,349)	$1,664	$—	$9,366
Collateralized Mortgage Obligations — Agency CMO	525	—		—	—	—	—	—	(525)	—
Collateralized Mortgage Obligations — Non-Agency CMO	429	—		—	—	—	—	—	(429)	—
Commercial Mortgage-Backed Securities	6,091	—	(b)	50	(64)	1,028	(3,569)	—	(429)	3,107
Corporate Bonds — Industrials	2,238	—		27	(1)	1,473	(765)	—	—	2,972
Corporate Bonds — Telecommunication Services	1,148	—		—	—	—	—	—	(1,148)	—

	$13,777	$—	(b)	$77	$(56)	$8,197	$(5,683)	$1,664	$(2,531)	$15,445

Limited Duration Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Investments in Securities
Asset-Backed Securities	$32,171	$(4,581)	$11,902	$57	$29,655	$(12,741)	$6,975	$—	$63,438
Collateralized Mortgage Obligations — Agency CMO	35,850	—	1,143	(1,171)	—	—	—	(35,786)	36
Collateralized Mortgage Obligations — Non-Agency CMO	4,601	145	208	(1)	13,156	(5,336)	19	—	12,792
Commercial Mortgage-Backed Securities	331	—	456	—	—	(488)	—	—	299

	$72,953	$(4,436)	$13,709	$(1,115)	$42,811	$(18,565)	$6,994	$(35,786)	$76,565

Mortgage-Backed Securities Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Asset-Backed Securities	$134,643	$(3)	$(1,149)	$(437)	$15,620	$(91,277)	$31,020	$—	$88,417
Collateralized Mortgage Obligations — Agency CMO	94,969	(394)	1,336	(2,404)	—	(1)	2,117	(88,503)	7,120
Collateralized Mortgage Obligations — Non-Agency CMO	133,818	(3)	(8,128)	670	20,473	(38,797)	32,211	(48,018)	92,226
Commercial Mortgage-Backed Securities	56,411	23	(204)	(1,309)	2,719	(20,110)	—	(3,219)	34,311
Loan Assignments — Financials	—	—	(61)	—	15,193	(2,275)	—	—	12,857
Mortgage Pass-Through Securities	25,980	—	(19)	—	—	(25,961)	—	—	—

Total	$445,821	$(377)	$(8,225)	$(3,480)	$54,005	$(178,421)	$65,348	$(139,740)	$234,931

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Short Duration Bond Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Investments in Securities
Asset-Backed Securities	$150,545	$—	$(2,414)	$197	$160,766	$(131,512)	$47,891	$—	$225,473
Collateralized Mortgage Obligations — Agency CMO	74,601	(119)	(1,796)	(2,275)	—	—	4,495	(67,975)	6,931
Collateralized Mortgage Obligations — Non-Agency CMO	24,935	—	(80)	1	19,109	(14,763)	—	(19,726)	9,476
Commercial Mortgage-Backed Securities	217,901	—	(1,241)	(65)	16,396	(71,171)	—	(44,828)	116,992
Loan Assignments — Financials	—	—	(101)	—	21,775	(1,607)	—	—	20,067

	$467,982	$(119)	$(5,632)	$(2,142)	$218,046	$(219,053)	$52,386	$(132,529)	$378,939

Short Duration High Yield Fund	Balance as of 03/01/13*	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Investments in Securities
Corporate Bonds — Industrials	$—	$—	$31	$(7)	$3,043	$(114)	$—	$—	$2,953

*	Commencement of operations was March 1, 2013.

Treasury & Agency Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Investments in Securities
U.S. Government Agency Securities	$10,837	$—	$(122)	$(16)	$—	$(440)	$—	$(6,123)	$4,136

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2014, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Core Bond Fund	$(15,090)
Core Plus Bond Fund	(1,049)
High Yield Fund	8,373
Inflation Managed Bond Fund	113
Limited Duration Bond Fund	5,599
Mortgage-Backed Securities Fund	(8,362)
Short Duration Bond Fund	(3,919)
Short Duration High Yield Fund	31
Treasury & Agency Fund	(122)

324	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates in the Statements of Operations.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$173,169	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.14% (3.37%)
			Constant Default Rate	0.00% - 13.00% (5.20%)
			Yield (Discount Rate of Cash Flows)	1.04% - 8.93% (3.94%)

Asset-Backed Securities	173,169

	178,239	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.65% (5.03%)
			Constant Default Rate	0.00% - 11.51% (2.81)
			PSA Prepayment Model	193.00% - 1,085.00% (402.80%)
			Yield (Discount Rate of Cash Flows)	(69.53%) - 46.17% (4.11%)

Collateralized Mortgage Obligations	178,239

	79,577	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (73.55%)
			Yield (Discount Rate of Cash Flows)	(4.86%) - 5.40% (2.32%)

Commercial Mortgage-Backed Securities	79,577

Total	$430,985

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $847,785,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8	Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)

Common Stock	8

	222	Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80X)
	83	Consensus Broker Pricing	Offered quote	$0.13 - $0.50 ($0.47)

Corporate Bond	305

	37,983	Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.75%)
			Implied Spread to Index	2.00% - 2.50% (2.25%)
			Constant Prepayment Rate	0.00% - 10.00% (3.97%)
			Constant Default Rate	2.00% - 15.00% (6.72%)
			Yield (Discount Rate of Cash Flows)	2.31% - 11.77% (4.73%)

Asset-Backed Securities	37,983

	36,583	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.57% (4.84%)
			Constant Default Rate	0.00% - 8.66% (1.16%)
			PSA Prepayment Model	269.00% - 1,085.00% (406.25%)
			Yield (Discount Rate of Cash Flows)	(124.50%) - 18.28% (4.77%)

Collateralized Mortgage Obligations	36,583

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$22,347	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (55.23%)
			Yield (Discount Rate of Cash Flows)	(4.86%) - 6.22% (2.22%)

Commercial Mortgage-Backed Securities	22,347

Warrants	—	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$97,226

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $108,091,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples and broker quotes may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 2/28/14		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$213		Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	—		Market Comparable Companies	EBITDA Multiple (b)	4.89x (N/A)
				Discount for lack of marketability (a)	30% (N/A)

Common Stock	213

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	4.89x (N/A)
				Discount for lack of marketability (a)	30% (N/A)

Preferred Stock	—	(c)

	3,946		Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
				Discount for lack of marketability (a)	25% (N/A)
				Probability of Default	97% (N/A)
	1,208		Broker Pricing	Offered Quote	$0.13 - $1.00 ($0.65)

Corporate Bond	5,154

	6,913		Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.75%)
				Implied Spread to Index	2.00% - 2.50% (2.25%)
				Constant Prepayment Rate	2.00% - 2.85% (2.77%)
				Constant Default Rate	7.00% - 9.70% (9.45%)
				Yield (Discount Rate of Cash Flows)	4.71% - 10.50% (5.23%)

Asset-Backed Securities	6,913

Warrants	—		Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$12,280

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $184,833,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

326	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples and broker quotes may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,681	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 3.00% (0.94%)
			Constant Default Rate	3.00% - 11.00% (8.75%)
			Yield (Discount Rate of Cash Flows)	1.04% - 4.27% (2.53%)

Asset-Backed Securities	3,681

	630	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	(1.60%) -1.59% (0.29%)

Commercial Mortgage-Backed Securities	630

Total	$4,311

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $11,134,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$36,901	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 14.00% (3.59%)
			Constant Default Rate	2.00% - 19.61% (8.67%)
			Yield (Discount Rate of Cash Flows)	1.94% - 14.25% (5.01%)

Asset-Backed Securities	36,901

	8,855	Discounted Cash Flow	Constant Prepayment Rate	1.00% -13.00% (8.00%)
			Constant Default Rate	0.00% - 11.69% (1.06%)
			PSA Prepayment Model	272.00% - 456.00% (400.13%)
			Yield (Discount Rate of Cash Flows)	(137.21%) - 8.88% (3.90%)

Collateralized Mortgage Obligations	8,855

	299	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 2.00% (0.07%)
			Constant Default Rate	5.00% - 7.00% (5.07%)
			Yield (Discount Rate of Cash Flows)	7.48 - 32.50% (8.31%)

Commercial Mortgage-Backed Securities	299

Total	$46,055

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $30,510,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$40,921	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.14% (3.09%)
			Constant Default Rate	0.00% - 13.00% (5.13%)
			Yield (Discount Rate of Cash Flows)	1.04% - 8.93% (3.83%)

Asset-Backed Securities	40,921

	60,258	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.65% (5.94%)
			Constant Default Rate	0.00% - 10.90% (3.63%)
			PSA Prepayment Model	199.00% - 1,085.00% (425.33%)
			Yield (Discount Rate of Cash Flows)	(91.52%) - 29.16% (4.42%)

Collateralized Mortgage Obligations	60,258

	7,364	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (79.51%)
			Yield (Discount Rate of Cash Flows)	(4.83%) - 5.40% (2.72%)

Commercial Mortgage-Backed Securities	7,364

Total	$108,543

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was $126,388,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$42,604	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (1.62%)
			Constant Default Rate	1.00% - 16.00% (5.59%)
			Yield (Discount Rate of Cash Flows)	1.04% - 9.57% (3.15%)

Asset-Backed Securities	42,604

	6,931	Discounted Cash Flow	PSA Prepayment Model	379.00% - 557.00% (483.26%)
			Yield (Discount Rate of Cash Flows)	(159.11%) - 20.99% (1.60%)

Collateralized Mortgage Obligations	6,931

328	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$65,988	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (24.89%)
			Yield (Discount Rate of Cash Flows)	0.57% -5.40% (2.21%)

Commercial Mortgage-Backed Securities	65,988

Total	$115,523

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $263,416,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of February 28, 2014 (amounts in thousands):

	Value	Percentage
Core Bond Fund	$353,033	1.5%
Core Plus Bond Fund	59,970	2.4
High Yield Fund	81,754	0.7
Limited Duration Bond Fund	2,525	0.3
Mortgage-Backed Securities Fund	63,437	2.2
Short Duration Bond Fund	78,810	0.7

C. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund invest in loan assignments of all or a portion of the loans. When the Funds purchase a loan assignment the Funds have direct rights against the borrower on a loan provided, however, the Funds’ rights may be more limited than the lender from which they acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower (“Intermediate Participant”) and any other persons interpositioned between the Funds and the Borrower. Although certain loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

At February 28, 2014, Short Duration High Yield Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Credit Suisse	7.0%

D. Unfunded Commitments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 28, 2014, the following Funds had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

Core Bond Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
FiveTen Group Holdings Ltd. (i)	Revolving Loan	4/14/2014	0.50%	4.25%	$7,241	$7,241	$7,215
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50	3.75	2,445	2,445	2,433
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.50	4.00	8,697	8,697	8,654
Tricon Capital Group Inc. (i)	Revolving Loan	6/3/2015	0.50	4.10	12,259	12,259	12,197

Total						$30,642	$30,499

Core Bond Plus Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50%	3.75%	$211	$211	$210
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.50	4.00	791	791	787

Total						$1,002	$997

Mortgage-Backed Securities Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
FiveTen Group Holdings Ltd. (i)	Revolving Loan	4/14/2014	0.50%	4.25%	$905	$905	$902
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50	3.75	422	422	419
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.50	4.00	527	527	524
Tricon Capital Group Inc. (i)	Revolving Loan	6/3/2015	0.50	4.10	1,022	1,022	1,016

Total						$2,876	$2,861

Short Duration Bond Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
Invitation Homes (i)	Revolving Loan	3/15/2015	0.50%	3.75%	$422	$422	$419
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.50	4.00	3,163	3,163	3,147
Tricon Capital Group Inc. (i)	Revolving Loan	6/3/2015	0.50	4.10	2,043	2,043	2,033

Total						$5,628	$5,599

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

E. Derivatives — Core Plus Bond Fund, Inflation Managed Bond Fund and Short Duration High Yield Fund use instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Core Plus Bond Fund, Inflation Managed Bond Fund, and Short Duration High Yield Fund also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s

330	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Funds.

Notes E(1) — E(3) below describe the various derivatives used by the Funds.

(1). Futures — Core Plus Bond Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. Core Plus Bond Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements.

(2). Swaps — Core Plus Bond Fund and Inflation Managed Bond Fund engage in various swap transactions, including interest rate and credit default swaps, to provide inflation protection and to manage credit risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

These Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Inflation Managed Bond Fund’s swap contracts at net value and collateral posted or received by counterparty as of February 28, 2014 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted	BNP Paribas	$(2,081)	$2,170
		Credit Suisse International	(1,282)	1,100
		Deutsche Bank AG	(3,441)	3,760
		Morgan Stanley Capital Services	(4,764)	5,060
		Royal Bank of Scotland	(2,207)	2,150
		Union Bank of Switzerland AG	(496)	560

	Collateral Received	Citibank, N.A.	$1,218	$(1,370)
		Morgan Stanley Capital Services	—	(603)

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds’ swap contracts are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Inflation-Linked Swaps

Inflation Managed Bond Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

(3). Forward Foreign Currency Exchange Contracts

Core Plus Bond Fund and Short Duration High Yield Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of February 28, 2014, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$3	$—	$3
Foreign exchange contracts	Receivables	—	108	108

Total		$3	$108	$111

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(6)	—	(6)
Foreign exchange contracts	Payables	—	(80)	(80)

Total		$(6)	$(80)	$(86)

332	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Inflation Managed Bond Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Assets:		Swaps
Interest rate contracts	Receivables	$1,473

Gross Liabilities:
Interest rate contracts	Payables	$(14,464)

Short Duration High Yield Fund

Derivative Contract	Statement of Assets and Liabilities Location
Gross Liabilities:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Payables	$(1)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty, net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2014 (amounts in thousands):

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Barclays Bank plc	$183	$(121)	$—	$62
Citibank, N.A.	1,268	(50)	(1,218)	—
Deutsche Bank AG, New York	22	(22)	—	—

Total	$1,473	$(193)	$(1,218)	$62

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (not less than zero)
Barclays Bank plc	$121	$(121)	$—		$—
BNP Paribas	2,081	—	(2,081	)(b)	—
Citibank, N.A.	50	(50)	—		—
Credit Suisse International	1,282	—	(1,100	)(b)	182
Deutsche Bank AG, New York	3,463	(22)	(3,441	)(b)	—
Morgan Stanley Capital Services	4,764	—	(4,764	)(b)	—
Royal Bank of Scotland	2,207	—	(2,150	)(b)	57
Union Bank of Switzerland AG	496	—	(496	)(b)	—

Total	$14,464	$(193)	$(14,032)		$239

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(2). for actual collateral received or posted.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2014, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$27	$—	$—	$27
Foreign exchange contracts	—	359	—	359
Credit contracts	—	—	(56)	(56)

Total	$27	$359	$(56)	$330

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(10)	$—	$—	$(10)
Foreign exchange contracts	—	(29)	—	(29)
Credit contracts	—	—	(5)	(5)

Total	$(10)	$(29)	$(5)	$(44)

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Swaps
Interest rate contracts	$(2,392)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract
Interest rate contracts	$(12,436)

Short Duration High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(2)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(1)

The Funds’ derivatives contracts held at February 28, 2014 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts, foreign currency exchange contracts and swaps activity during the year ended February 28, 2014 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund	Inflation Managed Bond Fund	Short Duration High Yield Fund
Futures Contracts:
Average Notional Balance Long	$2,162	$—	$—
Average Notional Balance Short	1,016	—	—
Ending Notional Balance Long	2,210	—	—
Ending Notional Balance Short	996	—	—

334	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Core Plus Bond Fund	Inflation Managed Bond Fund	Short Duration High Yield Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$355	$—	$—
Average Settlement Value Sold	9,785	—	165
Ending Settlement Value Purchased	683	—	—
Ending Settlement Value Sold	10,424	—	165

Credit Default Swaps:
Average Notional Balance — Buy Protection	32,046	—	—
Average Notional Balance — Sell Protection	16,523	—	—
Ending Notional Balance — Buy Protection	—	—	—
Ending Notional Balance — Sell Protection	—	—	—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed Rate	—	881,769	—
Ending Notional Balance — Pays Fixed Rate	—	876,000	—

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains (losses) arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end.

G. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

H. Offering and Organizational Costs — Total offering costs of approximately $92,000 paid in connection with the offering of shares of the Short Duration High Yield Fund are amortized on a straight line basis over 12 months from the date the Short Duration High Yield Fund commenced operations. Costs paid in connection with the organization of the Short Duration High Yield Fund, if any, were recorded as an expense at the time it commenced operations.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Fund	$111,880		$(7)	$(111,873)
Core Plus Bond Fund	(2,939)		(299)	3,238
Government Bond Fund	—		— (a)	—	(a)
High Yield Fund	—		(2,542)	2,542
Inflation Managed Bond Fund	—		(2)	2
Limited Duration Bond Fund	(3,086)		489	2,597
Mortgage-Backed Securities Fund	—		— (a)	—	(a)
Short Duration Bond Fund	—	(a)	(6)	6
Short Duration High Yield Fund	—	(a)	(3)	3
Treasury & Agency Fund	—		— (a)	—	(a)

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to debt modifications, expiration of capital loss carryforwards, investments in regulated investment companies, non-taxable dividends, redemptions in-kind and redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration High Yield Fund	0.50
Treasury & Agency Fund	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2014, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

336	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Class R2
0.25%	0.75%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of the Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2014, the Distributor retained the following amounts (in thousands):

	Front-end Sales Charge		CDSC
Core Bond Fund	$479		$22
Core Plus Bond Fund	212		1
Government Bond Fund	13		1
High Yield Fund	180		7
Inflation Managed Bond Fund	3		—
Limited Duration Bond Fund	13		—
Mortgage-Backed Securities Fund	22		1
Short Duration Bond Fund	50		—	(a)
Short Duration High Yield Fund	—	(a)	—
Treasury & Agency Fund	1		—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
Inflation Managed Bond Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Short Duration High Yield Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	0.25	n/a	n/a	n/a	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	337

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Core Bond Fund	0.75%	1.40%	1.40%	1.00%	0.45%	0.40%	n/a	0.58%
Core Plus Bond Fund	0.75	1.40	1.40	1.15	n/a	0.40	0.49%	0.65
Government Bond Fund	0.75	1.48	1.48	1.00	n/a	n/a	n/a	0.48
High Yield Fund* ^	1.00	1.60	1.60	1.35	0.80	0.75	n/a	0.85
Inflation Managed Bond Fund	0.75	n/a	1.40	1.00	0.55	0.50	n/a	0.60
Limited Duration Bond Fund	0.70	1.20	1.20	n/a	n/a	0.25	n/a	0.45
Mortgage-Backed Securities Fund	0.65	n/a	1.15	n/a	n/a	0.25	n/a	0.40
Short Duration Bond Fund	0.80	1.30	1.30	n/a	n/a	0.30	n/a	0.55
Short Duration High Yield Fund	0.90	n/a	1.40	n/a	n/a	0.50	n/a	0.65
Treasury & Agency Fund	0.70	1.20	n/a	n/a	n/a	n/a	n/a	0.45

*	Prior to September 1, 2012 the contractual expense limitation for High Yield Fund was 1.15%, 1.80%, 1.80%, 1.40%, 0.86%, 0.81% and 0.90% for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
^	Prior to September 1, 2013, the contractual expense limitation for Class A Shares of High Yield Fund was 1.10%.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2014 and are in place until at least June 30, 2014, except for High Yield Fund Class A Shares which is in place until August 31, 2014.

For the year ended February 28, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Core Bond Fund	$1,450	$17,477	$17,118	$36,045	$—
Core Plus Bond Fund	12	1,347	651	2,010	—
Government Bond Fund	311	878	3,746	4,935	—
High Yield Fund	48	7,047	13,771	20,866	—
Inflation Managed Bond Fund	185	807	1,971	2,963	—
Limited Duration Bond Fund	592	550	321	1,463	—
Mortgage-Backed Securities Fund	5,860	3,039	1,821	10,720	—
Short Duration Bond Fund	1,295	8,883	—	10,178	—
Short Duration High Yield Fund	281	77	86	444	13
Treasury & Agency Fund	11	53	596	660	—

	Voluntary Waivers
	Investment Advisory		Shareholder Servicing		Total
Core Bond Fund	$17		$4		$21
Core Plus Bond Fund	—	(a)	1		1
Government Bond Fund	—		1		1
High Yield Fund	2		—	(a)	2
Limited Duration Bond Fund	13		—		13
Short Duration Bond Fund	5		—		5

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

338	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2014 were as follows (amounts in thousands):

Core Bond Fund	$542
Core Plus Bond Fund	54
Government Bond Fund	135
High Yield Fund	695
Inflation Managed Bond Fund	74
Limited Duration Bond Fund	195
Mortgage-Backed Securities Fund	68
Short Duration Bond Fund	101
Short Duration High Yield Fund	17
Treasury & Agency Fund	5

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2014, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$2,953,360	$4,392,754	$755,770	$2,775,968
Core Plus Bond Fund	563,379	816,004	85,929	215,469
Government Bond Fund	78,853	194,046	—	127,250
High Yield Fund	5,696,079	6,221,586	—	—
Inflation Managed Bond Fund	413,296	332,943	120,861	209,239
Limited Duration Bond Fund	359,485	127,185	24,960	—
Mortgage-Backed Securities Fund	299,104	1,617,860	9,113	71,639
Short Duration Bond Fund	1,731,011	3,389,363	2,553,200	1,727,967
Short Duration High Yield Fund	300,159	62,318	—	—
Treasury & Agency Fund	7,191	10,848	27,502	144,825

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$22,382,831	$867,244	$211,126	$656,118
Core Plus Bond Fund	2,388,227	113,086	39,521	73,565
Government Bond Fund	1,410,562	112,247	16,289	95,958
High Yield Fund	10,341,303	690,348	151,082	539,266

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	339

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation Managed Bond Fund	$1,506,021	$27,294	$14,200	$13,094
Limited Duration Bond Fund	816,140	6,866	13,204	(6,338)
Mortgage-Backed Securities Fund	2,737,300	94,490	34,088	60,402
Short Duration Bond Fund	10,936,580	92,163	25,275	66,888
Short Duration High Yield Fund	251,136	2,174	920	1,254
Treasury & Agency Fund	174,485	1,950	400	1,550

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to debt modifications, defaulted bonds and wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$656,519	$118,027	$774,546
Core Plus Bond Fund	94,365	16,631	110,996
Government Bond Fund	44,929	6,697	51,626
High Yield Fund	685,259	248,927	934,186
Inflation Managed Bond Fund	18,868	1,788	20,656
Limited Duration Bond Fund	5,888	—	5,888
Mortgage-Backed Securities Fund	103,541	2,568	106,109
Short Duration Bond Fund	113,274	8,002	121,276
Short Duration High Yield Fund	3,947	—	3,947
Treasury & Agency Fund	2,466	669	3,135

The tax character of distributions paid during the year ended February 28, 2013 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$753,732	$34,714	$788,446
Core Plus Bond Fund	97,409	1,667	99,076
Government Bond Fund	47,117	—	47,117
High Yield Fund	803,137	15,678	818,815
Inflation Managed Bond Fund	26,742	2,468	29,210
Limited Duration Bond Fund	6,071	—	6,071
Mortgage-Backed Securities Fund	121,664	—	121,664
Short Duration Bond Fund	148,767	2,247	151,014
Treasury & Agency Fund	3,698	1,483	5,181

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
Core Bond Fund	$37,881	$9,083	$—	$655,975
Core Plus Bond Fund	2,915	5,802	(258,062)	73,567
Government Bond Fund	1,576	—	(5,225)	95,958
High Yield Fund	44,398	46,350	—	539,266
Inflation Managed Bond Fund	1,096	—	(5,776)	103
Limited Duration Bond Fund	—	—	(71,597)	(6,338)
Mortgage-Backed Securities Fund	8,321	—	—	60,387
Short Duration Bond Fund	2,832	2,991	—	66,859
Short Duration High Yield Fund	847	—	—	1,254
Treasury & Agency Fund	98	69	—	1,550

340	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

For the Funds, the cumulative timing differences primarily consist of debt modifications, defaulted bonds, distribution payable, post-October loss deferrals, treasury inflation protected securities (“TIPs”) deflationary adjustments and wash sale loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2014, the following Fund had post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short- Term	Long- Term
Government Bond Fund	$1,283	$3,942
Inflation Managed Bond Fund	5,776	—
Limited Duration Bond Fund	—	4,399

As of February 28, 2014, the Funds had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2015	2016	2017	2018	2019	Total
Core Plus Bond Fund	$26,467	$150,534	$81,061	$—	$—	$258,062	*
Limited Duration Bond Fund	2,757	4,374	42,572	10,532	6,963	67,198

*	The entire amount is comprised of capital loss carryforwards from business combinations, which may be limited in future years under the Internal Revenue Code Sections 381-384.

During the year ended February 28, 2014, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

Total
Core Plus Bond Fund	$4,813
Limited Duration Bond Fund	156
Mortgage-Backed Securities Fund	1,850

During the year ended February 28, 2014, the following Funds had expired capital loss carryforwards as follows (amounts in thousands):

Core Plus Bond Fund	$2,939
Limited Duration Bond Fund	2,597

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2014, the following Funds deferred to March 1, 2014 post-October capital losses of (amounts in thousands):

	Short-Term	Long-Term
Core Plus Bond Fund	$332	$—
Limited Duration Bond Fund	—	6,342
Mortgage-Backed Securities Fund	391	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	341

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The following Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014. Average borrowings from the Facility for the year ended February 28, 2014 were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
Core Bond Fund	$13,644	2	$—	(a)
High Yield Fund	11,200	1	—	(a)
Mortgage-Backed Securities Fund	25,782	2	—	(a)
Short Duration Bond Fund	13,792	1	—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Short Duration Bond Fund, Short Duration High Yield Fund and Treasury & Agency Fund.

In addition, as of February 28, 2014, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate, more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	J.P. Morgan SmartRetirement Funds
Core Bond Fund	—%	17.45%
Core Plus Bond Fund	47.73	—
Government Bond Fund	13.65	—
High Yield Fund	—	10.54
Inflation Managed Bond Fund	23.85	12.40
Limited Duration Bond Fund	45.85	—

Additionally, Government Bond Fund, High Yield Fund and Inflation Managed Bond Fund have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the applicable Fund’s outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The High Yield Fund, Short Duration High Yield Fund and to a lesser extent, the Core Plus Bond Fund invest in high yield investments that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. The High Yield Fund and Short Duration High Yield Fund each individually invests at least 80% of its net assets plus the amount of borrowings for investment purposes in such investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
A significant portion of the Funds’ (except High Yield Fund, Short Duration High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

342	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

The High Yield Fund and the Short Duration High Yield Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

8. Transfers-In-Kind

On October 28, 2013, certain shareholders of Core Bond Fund sold shares and Core Bond Fund delivered portfolio securities primarily by means of a redemption-in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

	Value	Realized Gains (Losses)	Type
Select Class	$2,585,600	$111,895	Redemption-in-kind

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	343

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and the Shareholders of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Inflation Managed Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Duration High Yield Fund and JPMorgan Treasury & Agency Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Inflation Managed Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund and JPMorgan Treasury & Agency Fund (each a separate fund of JPMorgan Trust II, except for JPMorgan Inflation Managed Bond Fund, which is a separate fund of JPMorgan Trust I) at February 28, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, and the financial position of JPMorgan Short Duration High Yield Fund (a separate fund of JPMorgan Trust I) (hereafter referred to as the “Funds”) at February 28, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period March 1, 2013 (commencement of operations) through February 28, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

344	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present); Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	345

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trusts since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

346	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management. Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971),*** Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.
***	The contact address for the officer is 4 New York Plaza, 22 Floor, New York, NY 10004-2413.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	347

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$1,024.70	$3.77	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class B
Actual	1,000.00	1,021.20	7.02	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class C
Actual	1,000.00	1,021.80	7.02	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class R2
Actual	1,000.00	1,023.40	5.02	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
Class R5
Actual	1,000.00	1,026.30	2.21	0.44
Hypothetical	1,000.00	1,022.61	2.21	0.44
Class R6
Actual	1,000.00	1,026.30	2.01	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40
Select Class
Actual	1,000.00	1,025.50	2.91	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58

Core Plus Bond Fund
Class A
Actual	1,000.00	1,039.10	3.79	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

348	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class B
Actual	$1,000.00	$1,035.50	$6.86	1.36%
Hypothetical	1,000.00	1,018.05	6.81	1.36
Class C
Actual	1,000.00	1,036.50	7.07	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class R2
Actual	1,000.00	1,037.00	5.81	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15
Class R6
Actual	1,000.00	1,040.80	2.02	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40
Institutional Class
Actual	1,000.00	1,041.70	2.48	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Select Class
Actual	1,000.00	1,039.60	3.29	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65

Government Bond Fund
Class A
Actual	1,000.00	1,019.60	3.71	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class B
Actual	1,000.00	1,015.80	7.25	1.45
Hypothetical	1,000.00	1,017.60	7.25	1.45
Class C
Actual	1,000.00	1,015.80	7.35	1.47
Hypothetical	1,000.00	1,017.50	7.35	1.47
Class R2
Actual	1,000.00	1,018.30	4.95	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Select Class
Actual	1,000.00	1,021.70	2.36	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47

High Yield Fund
Class A
Actual	1,000.00	1,066.90	5.07	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class B
Actual	1,000.00	1,063.60	7.98	1.56
Hypothetical	1,000.00	1,017.06	7.80	1.56
Class C
Actual	1,000.00	1,065.00	8.14	1.59
Hypothetical	1,000.00	1,016.91	7.95	1.59
Class R2
Actual	1,000.00	1,064.90	6.86	1.34
Hypothetical	1,000.00	1,018.15	6.71	1.34
Class R5
Actual	1,000.00	1,067.70	4.05	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
Class R6
Actual	1,000.00	1,068.10	3.79	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	349

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
High Yield Fund (continued)
Select Class
Actual	$1,000.00	$1,067.50	$4.31	0.84%
Hypothetical	1,000.00	1,020.63	4.21	0.84

Inflation Managed Bond Fund
Class A
Actual	1,000.00	1,018.40	3.75	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class C
Actual	1,000.00	1,015.10	6.94	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39
Class R2
Actual	1,000.00	1,016.40	4.95	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class R5
Actual	1,000.00	1,019.50	2.75	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55
Class R6
Actual	1,000.00	1,019.50	2.50	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Select Class
Actual	1,000.00	1,019.30	3.00	0.60
Hypothetical	1,000.00	1,021.82	3.01	0.60

Limited Duration Bond Fund
Class A
Actual	1,000.00	1,016.10	3.35	0.67
Hypothetical	1,000.00	1,021.47	3.36	0.67
Class B
Actual	1,000.00	1,014.50	5.84	1.17
Hypothetical	1,000.00	1,018.99	5.86	1.17
Class C
Actual	1,000.00	1,013.50	5.84	1.17
Hypothetical	1,000.00	1,018.99	5.86	1.17
Class R6
Actual	1,000.00	1,018.20	1.10	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22
Select Class
Actual	1,000.00	1,017.30	2.10	0.42
Hypothetical	1,000.00	1,022.71	2.11	0.42

Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,023.20	3.26	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class C
Actual	1,000.00	1,020.20	5.76	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15
Class R6
Actual	1,000.00	1,025.00	1.26	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25
Select Class
Actual	1,000.00	1,024.00	2.01	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40

350	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Short Duration Bond Fund
Class A
Actual	$1,000.00	$1,007.10	$3.98	0.80%
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class B
Actual	1,000.00	1,004.50	6.46	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class C
Actual	1,000.00	1,004.40	6.46	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class R6
Actual	1,000.00	1,008.70	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30
Select Class
Actual	1,000.00	1,007.40	2.74	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

Short Duration High Yield Fund
Class A
Actual	1,000.00	1,033.90	4.44	0.88
Hypothetical	1,000.00	1,020.66	4.46	0.88
Class C
Actual	1,000.00	1,031.10	6.95	1.38
Hypothetical	1,000.00	1,018.15	6.98	1.38
Class R6
Actual	1,000.00	1,035.70	2.42	0.48
Hypothetical	1,000.00	1,022.66	2.43	0.48
Select Class
Actual	1,000.00	1,034.10	3.18	0.63
Hypothetical	1,000.00	1,021.91	3.19	0.63

Treasury & Agency Fund
Class A
Actual	1,000.00	1,005.40	3.48	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Class B
Actual	1,000.00	1,003.00	5.96	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Select Class
Actual	1,000.00	1,006.80	2.24	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	351

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Long Term Capital Gain Notice

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2014 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Fund	$118,027
Core Plus Bond Fund	16,631
Government Bond Fund	6,697
High Yield Fund	248,927
Inflation Managed Bond Fund	1,788
Mortgage-Backed Securities Fund	2,568
Short Duration Bond Fund	8,002
Treasury & Agency Fund	669

Qualified Interest Income (QII) and Short Term Gains

Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2014 (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Core Bond Fund	$617,540	$2,243
Core Plus Bond Fund	85,027	—
Government Bond Fund	44,685	—
High Yield Fund	554,117	36,339
Limited Duration Bond Fund	5,495	—
Short Duration Bond Fund	105,833	820
Treasury & Agency Fund	2,431	—

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2014:

Income from U.S. Treasury Obligations
Core Bond Fund	19.16%
Core Plus Bond Fund	8.85
Government Bond Fund	24.23
Limited Duration Bond Fund	0.87
Mortgage-Backed Securities Fund	0.38
Short Duration Bond Fund	16.42
Treasury & Agency Fund	56.84

352	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014.	AN-INC2-214

Annual Report

J.P. Morgan Money Market Funds

February 28, 2014

JPMorgan Current Yield Money Market Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S., partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act — the president’s signature domestic policy initiative — led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index

closed at a record high on the final day of the reporting period and returned 22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets Index (net of foreign witholding taxes) returned 0.94% for the 12-month period, while the Barclays Emerging Markets Debt Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Current Yield Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Objective	Seeks to provide current income while maintaining liquidity and providing stability of principal
Primary Investments	Repurchase agreements, commercial paper, debt securities issued or guaranteed by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, as well as securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Institutional Class and Capital Shares
Net Assets as of 2/28/14	$10.0 Million
Weighted Average Maturity^	5 days
Weighted Average Life^^	5 days

MATURITY SCHEDULE*^
2–7 days	100.0%

7-DAY SEC YIELD AS OF 2/28/14 (1)
Institutional Class Shares	0.00%
Capital Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2014.
(1)	The yields for Institutional Class Shares and Capital Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (2.16)% and (2.11)% for Institutional Class Shares and Capital Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Current Yield Money Market Fund is available upon request.
Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 17.0%
425,000	Norinchukin Bank, 0.100%, 03/06/14	425,000
425,000	Shizuoka Bank, 0.140%, 03/07/14	425,000
425,000	Sumitomo Mitsui Banking Corp., 0.100%, 03/05/14	425,000
425,000	Sumitomo Mitsui Trust Bank Ltd., 0.100%, 03/04/14	425,000

	Total Certificates of Deposit (Cost $1,700,000)	1,700,000

Commercial Paper — 12.7% (n)
425,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 03/04/14 (m)	424,996
425,000	Barclays US Funding Corp., 0.080%, 03/03/14	424,998
425,000	Natixis US Finance Co. LLC, 0.100%, 03/03/14	424,998

	Total Commercial Paper (Cost $1,274,992)	1,274,992

Repurchase Agreements — 15.7%
573,000	Deutsche Bank Securities, Inc., 0.060%, dated 02/28/14, due 03/03/14, repurchase price $573,003, collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 4.000%, due 06/15/28 - 05/15/39, Federal National Mortgage Association, 0.808% - 6.044%, due 03/25/41 - 08/25/43 and Government National Mortgage Association, 2.500% - 5.500%, due 09/20/35 - 11/16/43, with a value of $590,190.	573,000
1,000,000	Goldman Sachs & Co., 0.050%, dated 02/28/14, due 03/07/14, repurchase price $1,000,010, collateralized by U.S. Treasury Securities, 1.375%, due 02/15/44, with a value of $1,020,080.	1,000,000

	Total Repurchase Agreements (Cost $1,573,000)	1,573,000

Time Deposits — 55.2%
425,000	Bank of Montreal, 0.070%, 03/03/14	425,000
425,000	BNP Paribas, 0.060%, 03/03/14	425,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — Continued
425,000	Canadian Imperial Bank of Commerce, 0.060%, 03/05/14	425,000
425,000	Citibank N.A., 0.110%, 03/07/14	425,000
425,000	Credit Agricole Corporate and Investment Bank, 0.100%, 03/03/14	425,000
425,000	Credit Industriel et Commercial, 0.120%, 03/07/14	425,000
425,000	DBS Bank Ltd., 0.080%, 03/06/14	425,000
425,000	ING Bank N.V., 0.100%, 03/07/14	425,000
425,000	Landesbank Hessen-Thueringen Girozentrale, 0.080%, 03/03/14	425,000
425,000	Lloyds TSB Bank plc, 0.080%, 03/03/14	425,000
425,000	National Australia Bank Ltd., 0.070%, 03/03/14	425,000
425,000	Skandinaviska Enskilda Banken AB, 0.060%, 03/03/14	425,000
425,000	Svenska Handelsbanken AB, 0.060%, 03/07/14	425,000

	Total Time Deposits (Cost $5,525,000)	5,525,000

	Total Investments — 100.6% (Cost $10,072,992)*	10,072,992
	Liabilities in Excess of Other Assets — (0.6)%	(55,830)

	NET ASSETS — 100.0%	$10,017,162

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	3

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

Current Yield Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$8,499,992
Repurchase agreements, at value	1,573,000

Total investment securities, at value	10,072,992
Cash	596
Receivables:
Interest from non-affiliates	39
Due from Adviser	11,771

Total Assets	10,085,398

LIABILITIES:
Accrued liabilities:
Custodian and accounting fees	24,204
Trustees’ and Chief Compliance Officer’s fees	341
Audit fees	37,038
Other	6,653

Total Liabilities	68,236

Net Assets	$10,017,162

NET ASSETS:
Paid-in-Capital	$10,017,189
Accumulated undistributed (distributions in excess of) net investment income	(27)

Total Net Assets	$10,017,162

Net Assets:
Capital	$9,516,583
Institutional Class	500,579

Total	$10,017,162

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Capital	9,516,624
Institutional Class	500,565
Net Asset Value offering and redemption price per share (all classes)	$1.00

Cost of investments in non-affiliates	$8,499,992
Cost of repurchase agreements	1,573,000

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014

Current Yield Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,104

EXPENSES:
Investment advisory fees	8,014
Administration fees	6,988
Shareholder servicing fees:
Capital	4,759
Institutional Class	500
Custodian and accounting fees	70,609
Interest expense to affiliates	24
Professional fees	58,903
Trustees’ and Chief Compliance Officer’s fees	12
Printing and mailing costs	6,167
Registration and filing fees	29,066
Transfer agent fees	3,423
Other	14,953

Total expenses	203,418

Less amounts waived	(20,231)
Less expense reimbursements	(174,623)

Net expenses	8,564

Net investment income (loss)	1,540

Change in net assets resulting from operations	$1,540

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	5

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Current Yield Money Market Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,540	$9,913

Change in net assets resulting from operations	1,540	9,913

DISTRIBUTIONS TO SHAREHOLDERS:
Capital
From net investment income	(1,500)	(9,560)
Institutional Class
From net investment income	(40)	(353)

Total distributions to shareholders	(1,540)	(9,913)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,540	9,913

NET ASSETS:
Change in net assets	1,540	9,913
Beginning of period	10,015,622	10,005,709

End of period	$10,017,162	$10,015,622

Accumulated undistributed (distributions in excess of) net investment income	$(27)	$(27)

CAPITAL TRANSACTIONS:
Capital
Distributions reinvested	$1,500	$9,560

Change in net assets resulting from Capital capital transactions	$1,500	$9,560

Institutional Class
Distributions reinvested	40	353

Change in net assets resulting from Institutional Class capital transactions	$40	$353

Total change in net assets resulting from capital transactions	$1,540	$9,913

SHARE TRANSACTIONS:
Capital
Reinvested	1,500	9,560

Change in Capital Shares	1,500	9,560

Institutional Class
Reinvested	40	353

Change in Institutional Class Shares	40	353

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	7

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Total from investment operations		Net investment income
Current Yield Money Market Fund
Capital
Year Ended February 28, 2014	$1.00	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)
September 30, 2010 (e) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)
September 30, 2010 (e) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%	$9,516,583	0.09%	0.02%	2.03%
1.00	0.10	9,515,091	0.10	0.10	1.73
1.00	0.02	9,505,531	0.09	0.02	2.29
1.00	0.04	9,503,734	0.10	0.09	2.39

1.00	0.01	500,579	0.09	0.01	2.08
1.00	0.07	500,531	0.13	0.07	1.78
1.00	0.01	500,178	0.10	0.01	2.34
1.00	0.03	500,134	0.13	0.06	2.42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	9

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Current Yield Money Market Fund	Capital and Institutional Class	Diversified

The investment objective of the Fund is to seek to provide current income while maintaining liquidity and providing stability of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different shareholder servicing fees and each class has exclusive voting rights with respect to its shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share (“NAV”) of the Fund. This valuation method involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,072,992	$—	$10,072,992

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2014.

B. Repurchase Agreements — The Fund may enter into repurchase agreement transactions with institutions that meet J.P. Morgan Investment Management Inc.’s (the “Adviser” or “JPMIM”) credit guidelines. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

The Fund’s repurchase agreements are not subject to master netting arrangements.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

There were no reclassifications for the year ended February 28, 2014.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the investment adviser to the Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan. The Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets at an annual rate of 0.08%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2014, the effective rate was 0.07% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

The Administrator waived Administration fees as outlined in Note 3.E.

C. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Capital	Institutional Class
0.05%	0.10%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.E.

D. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

E. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest,

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	11

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Capital	Institutional Class
0.18%	0.21%

The expense limitation agreement was in effect for the year ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. In addition, the Fund’s service providers voluntarily waived fees for the year ended February 28, 2014. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2014, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$6,990	$17	$5,129	$12,136	$173,255

Voluntary Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Voluntary Reimbursements
$1,024	$6,971	$100	$8,095	$1,368

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 28, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Federal Income Tax Matters

The tax character of distributions paid during the year ended February 28, 2014 was as follows:

Total Distributions Paid From:
Ordinary Income	Total Distributions Paid
$1,540	$1,540

The tax character of distributions paid during the year ended February 28, 2013 was as follows:

Total Distributions Paid From:
Ordinary Income	Total Distributions Paid
$9,913	$9,913

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)
$59	$—

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

The cumulative timing differences primarily consist of trustee deferred compensation.

As of February 28, 2014, the Fund did not have any net capital loss carryforwards.

5. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund’s shares are currently held by the Adviser.

The profitability of banks, which represent a significant portion of the credit exposure resulting from the Fund’s investments, depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Current Yield Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Current Yield Money Market Fund (a separate fund of JPMorgan Trust I) (the “Fund”) at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	15

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trust since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Fund’s investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004-2413.

FEBRUARY 28, 2014	J.P. MORGAN MONEY MARKET FUNDS	17

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Current Yield Money Market Fund
Capital
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical	1,000.00	1,024.40	0.40	0.08
Institutional Class
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2014

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡  Social Security number and account balances

¡  transaction history and account transactions

¡  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡  open an account or provide contact information

¡  give us your account information or pay us by check

¡  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡  sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡  affiliates from using your information to market to you

¡  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014.	AN-CYMMKT-214

Annual Report

J.P. Morgan Income Funds

February 28, 2014

JPMorgan Current Income Fund

JPMorgan Managed Income Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S., partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act – the president’s signature domestic policy initiative — led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index closed at a record high on the final day of the reporting period and returned 22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela – and particularly in Ukraine – put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets Index (net of foreign withholding taxes) returned 0.94% for the 12-month period, while the Barclays Emerging Markets Debt Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	1

JPMorgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Fixed income markets were marked by overall weakness and intermittent volatility throughout the reporting period. Uncertainty about future monetary policy from the U.S. Federal Reserve (the “Fed”) and mixed economic data in both the U.S. and Europe weighed on financial markets during the first half of the period. The Fed’s announcement in May 2013 that economic growth had become sufficient enough to consider tapering off its Quantitative Easing program drove down prices for U.S. Treasuries and briefly pushed equity prices lower. Improving economic data in the second half of the period drove equity prices to new highs in the U.S. and Japan and in December, the Fed’s decision to trim its monthly asset purchases by $10 billion sparked a rally in developed market equity prices and a flow of investment capital out of emerging markets. The Fed’s move bolstered expectations of Fed rate hikes, which further weakened bond prices in the fourth quarter of 2013, particularly in intermediate maturities.

While U.S. Treasury securities posted negative returns for the period, the Barclays U.S. Aggregate Index of investment grade fixed income securities returned 0.2% and the Barclays U.S. Corporate High Yield Index returned 8.4%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Current Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	0.17%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 2/28/2014 (In Thousands)	$10,060
Duration as of 2/28/2014	0.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Current Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s average daily WAM1 was 70 days and its average daily WAL2 was 107 days. Market volatility was stable at the start of the reporting period but eventually gained momentum. In the first half of the reporting period, rates sold off and credit spreads widened following communications from the U.S. Federal Reserve regarding the future of monetary policy. The Fund’s relative and absolute performance were primarily driven by a tactical decision to increase exposure to variable rate investments by adding 12- to 13-month floating rate paper as a hedge against rising interest rates. The Fund’s portfolio management team also invested in one-year foreign agency debt during the period. The average maturity of the Fund’s investments in European bank paper increased as credit profiles appeared to strengthen and the Fund’s maturity limits were extended. The Fund maintained its investments in two state-sponsored Chinese banks. The Fund continued to invest in traditional overnight and three-month non-traditional repurchase agreement transactions.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund mainly invested in high quality, U.S. dollar-denominated, short-term fixed and floating-rate debt securities and repurchase agreements. The Fund’s portfolio managers allocated the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the Fund’s portfolio managers looked for market sectors and individual securities that they believed would perform well over time. The Fund’s portfolio managers selected individual securities after performing a risk/reward analysis that included an evaluation of their characteristics including income, interest rate risk, credit risk and their structure.

1	Weighted Average Maturity is based on the mathematical average values at each month-end for the reporting period; the WAM calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
2	Weighted Average Life is based on the mathematical average values at each month-end for the reporting period; the WAL calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

PORTFOLIO COMPOSITION***
Commercial Paper	50.9%
Certificates of Deposit	36.6
Corporate Bonds	9.0
Repurchase Agreements	3.5
Short-Term Investment	0.0	(a)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.1%.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Current Income Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	3

JPMorgan Current Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	7/21/11	0.17%	0.23%
SELECT CLASS SHARES	7/21/11	0.02	0.07

LIFE OF FUND PERFORMANCE (7/21/11 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on July 21, 2011.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Current Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from July 21, 2011 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Managed Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Reporting Period Return:
Fund (Institutional Class Shares)*	0.43%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 2/28/2014 (In Thousands)	$3,359,169
Duration as of 2/28/2014	0.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s Institutional Class Shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”). The main contributors to Fund performance relative to the Benchmark were its investments in spread sectors, including corporate bonds, asset-backed securities and money market instruments. Within corporate bonds and money market instrument investments, the banking sector was the largest contributor to relative performance. The Fund’s exposure to floating rate securities also contributed to relative performance.

The Fund’s longer overall duration detracted from performance relative to the Benchmark as interest rates rose during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund reduced its exposure to durations longer than two years. In addition, the Fund increased its exposure to floating rate notes. The Fund also held non-Treasury debt securities and asset-backed securities, which the Benchmark did not hold for the period.

PORTFOLIO COMPOSITION***
Corporate Bonds	47.0%
Asset-Backed Securities	18.0
Commercial Paper	14.3
Certificate of Deposit	11.0
Repurchase Agreements	5.6
Investment Company	2.3
Others (each less than 1.0%)	1.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Managed Income Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	9/30/10	0.43%	0.56%	0.51%
SELECT CLASS SHARES	9/30/10	0.33	0.46	0.40

LIFE OF FUND PERFORMANCE (9/30/10 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on September 30, 2010.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Managed Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from September 30, 2010 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — 36.8%
200	Banco Del Estado De Chile, 0.420%, 06/17/14	200
250	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.390%, 05/13/14	250
250	China Construction Bank Corp., 0.520%, 03/31/14	250
300	Credit Suisse, (Switzerland), 0.510%, 01/09/15	300
300	Industrial & Commercial Bank of China Ltd., (China), 0.620%, 05/15/14	301
250	Natixis, (France), 0.316%, 06/25/14	250
300	Norinchukin Bank, 0.100%, 03/07/14	300
350	Rabobank Nederland N.V., (Netherlands), 0.286%, 05/27/14	350
350	Royal Bank of Canada, (Canada), 0.260%, 10/10/14	350
250	Sumitomo Mitsui Banking Corp., (Japan), 0.380%, 05/09/14	250
350	Svenska Handelsbanken, (Sweden), 0.423%, 10/06/14	350
250	Toronto-Dominion Bank, 0.300%, 05/14/14	250
300	Wells Fargo Bank N.A., 0.242%, 09/05/14	300

	Total Certificates of Deposit (Cost $3,701)	3,701

Commercial Paper — 51.2% (n)
250	ABN Amro Funding USA LLC, 0.351%, 06/02/14 (e) (m)	250
250	Atlantic Asset Securitization LLC, 0.220%, 05/19/14 (e)	250
300	Australia & New Zealand Banking Group Ltd., (Australia), 0.288%, 05/28/19 (e)	300
250	Barclays Bank plc, (United Kingdom), 0.251%, 06/19/14 (e)	250
200	BNP Paribas Finance, Inc., 0.319%, 07/07/14	199
350	Commonwealth Bank of Australia, (Australia), 0.251%, 04/24/14 (e)	350
330	Erste Abwicklungsanstalt, (Germany), 0.260%, 04/02/14 (e)	330
250	HSBC Bank plc, (United Kingdom), 0.279%, 05/15/14 (e)	250
300	ING U.S. Funding LLC, 0.231%, 03/21/14	300
250	Macquarie Bank Ltd., 0.340%, 05/20/14 (e)	250
300	Mont Blanc Capital Corp., 0.250%, 04/11/14 (e)	300
300	Private Export Funding Corp., 0.261%, 05/15/14 (e)	300
250	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.351%, 05/14/14 (e)	250
350	Regency Markets No. 1 LLC, 0.130%, 03/07/14 (e)	350

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

250		Skandinaviska Enskilda Banken AB, 0.275%, 03/24/14 (e)	250
250		Societe Generale North America, Inc., 0.271%, 05/02/14	250
420		Starbird Funding Corp., 0.080%, 03/03/14 (e)	420
300		Westpac Banking Corp., (Australia), 0.252%, 05/02/14 (e)	300

		Total Commercial Paper (Cost $5,147)	5,149

Corporate Bonds — 9.0%
		Financials — 9.0%
		Capital Markets — 2.5%
250		UBS AG, (Switzerland), 3.875%, 01/15/15	258

		Commercial Banks — 3.0%
300		Bank of Nova Scotia, (Canada), 1.850%, 01/12/15	304

		Insurance — 3.5%
350		Metropolitan Life Global Funding I, VAR, 0.542%, 08/08/14 (e)	350

		Total Corporate Bonds (Cost $912)	912

Repurchase Agreements — 3.5%
100		Merrill Lynch PFS, Inc., 0.560%, dated 02/28/14, due 03/03/14, repurchase price $100, collateralized by Corporate Notes and Bonds, 0.000% - 5.875%, due 02/01/15 - 11/25/51, with a value of $105.	100
250		Merrill Lynch PFS, Inc., 0.710%, dated 02/28/14, due 04/04/14, repurchase price $250, collateralized by Corporate Notes and Bonds, 0.568%, due 11/25/51, with a value of $266. (i)	250

		Total Repurchase Agreements (Cost $350)	350

SHARES
Short-Term Investment — 0.0% (g)
		Investment Company — 0.0% (g)
—	(h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $—) (h)	—	(h)

		Total Investments — 100.5% (Cost $10,110)	10,112
		Liabilities in Excess of Other Assets — (0.5)%	(52)

		NET ASSETS — 100.0%	$10,060

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	7

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Long-Term Investments — 71.7%
	Asset-Backed Securities — 18.7%
	Ally Auto Receivables Trust,
12,623	Series 2012-5, Class A3, 0.620%, 03/15/17	12,650
13,995	Series 2013-1, Class A3, 0.630%, 05/15/17	14,026
11,000	Series 2014-SN1, Class A2A, 0.520%, 10/20/16	10,999
	AmeriCredit Automobile Receivables Trust,
28	Series 2012-2, Class A2, 0.760%, 10/08/15	28
469	Series 2012-3, Class A2, 0.710%, 12/08/15	469
3,607	Series 2012-4, Class A2, 0.490%, 04/08/16	3,607
4,921	Series 2012-5, Class A2, 0.510%, 01/08/16	4,923
2,640	Series 2013-1, Class A2, 0.490%, 06/08/16	2,639
10,798	Series 2013-2, Class A2, 0.530%, 11/08/16	10,800
5,200	Series 2013-5, Class A2A, 0.650%, 03/08/17	5,203
	BMW Vehicle Lease Trust,
3,548	Series 2012-1, Class A3, 0.750%, 02/20/15	3,550
1,701	Series 2013-1, Class A2, 0.400%, 01/20/15	1,701
	Capital Auto Receivables Asset Trust,
13,174	Series 2013-1, Class A2, 0.620%, 07/20/16	13,179
7,600	Series 2014-1, Class A1A, 0.680%, 05/20/16	7,617
	CarMax Auto Owner Trust,
3,707	Series 2013-1, Class A2, 0.420%, 03/15/16	3,709
12,071	Series 2013-2, Class A2, 0.420%, 06/15/16	12,073
15,000	Series 2013-3, Class A2, 0.590%, 08/15/16	15,018
9,500	Series 2013-4, Class A2, 0.520%, 11/15/16	9,509
8,100	Series 2014-1, Class A2, 0.470%, 02/15/17	8,100
6,895	Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A2, 0.610%, 11/15/16 (e)	6,899
3,300	CIT Equipment Collateral, Series 2013- VT1, Class A3, 1.130%, 07/20/20 (e)	3,302
	CNH Equipment Trust,
5,157	Series 2012-C, Class A3, 0.570%, 12/15/17	5,162
2,613	Series 2013-A, Class A2, 0.440%, 07/15/16	2,613
7,080	Series 2013-B, Class A2, 0.440%, 10/17/16	7,080
14,600	Series 2013-D, Class A2, 0.490%, 03/15/17	14,601
18,300	Series 2014-A, Class A2, 0.490%, 06/15/17	18,300
2,400	Discover Card Master Trust, Series 2012- A3, Class A, 0.860%, 11/15/17	2,412
37,100	Dryrock Issuance Trust, Series 2012-2, Class A, 0.640%, 08/15/18	37,123
13,550	Fifth Third Auto Trust, Series 2013-1, Class A2, 0.590%, 03/15/16	13,570
10,400	First National Master Note Trust, Series 2013-2, Class A, VAR, 0.685%, 10/15/19	10,400
	Ford Credit Auto Lease Trust,
18,303	Series 2013-A, Class A2, 0.460%, 05/15/15	18,310

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Asset-Backed Securities — Continued
9,400		Series 2013-B, Class A2A, 0.590%, 01/15/16	9,409
13,800		Series 2013-B, Class A3, 0.760%, 09/15/16	13,847
		Ford Credit Auto Owner Trust,
—	(h)	Series 2013-A, Class A2, 0.380%, 11/15/15	—	(h)
—	(h)	Series 2013-B, Class A2, 0.380%, 02/15/16	—	(h)
8,293		Series 2013-C, Class A2, 0.550%, 04/15/16	8,302
17,940		Series 2014-A, Class A2, 0.480%, 11/15/16	17,939
3,440		Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, 4.200%, 02/15/17 (e)	3,564
4,150		GE Capital Credit Card Master Note Trust, Series 2012-1, Class A, 1.030%, 01/15/18	4,163
		Harley-Davidson Motorcycle Trust,
7,232		Series 2013-1, Class A2, 0.450%, 08/15/16	7,234
11,000		Series 2013-1, Class A3, 0.650%, 07/16/18	10,996
		Honda Auto Receivables Owner Trust,
218		Series 2013-2, Class A2, 0.370%, 10/16/15	218
4,495		Series 2013-3, Class A2, 0.540%, 01/15/16	4,499
18,650		Series 2013-4, Class A2, 0.450%, 04/18/16	18,659
20,150		Series 2014-1, Class A2, 0.410%, 09/21/16	20,148
		Huntington Auto Trust,
2,145		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	2,150
—	(h)	Series 2012-2, Class A2, 0.380%, 09/15/15	—	(h)
		Hyundai Auto Lease Securitization Trust,
14,725		Series 2013-A, Class A2, 0.510%, 09/15/15 (e)	14,730
8,350		Series 2013-B, Class A2, 0.750%, 03/15/16 (e)	8,368
		Hyundai Auto Receivables Trust,
—	(h)	Series 2013-A, Class A2, 0.400%, 12/15/15	—	(h)
—	(h)	Series 2013-B, Class A2, 0.530%, 03/15/16	—	(h)
10,150		Series 2014-A, Class A2, 0.460%, 01/16/17	10,150
		John Deere Owner Trust,
460		Series 2012-B, Class A2, 0.430%, 02/17/15	461
6,450		Series 2013-B, Class A2, 0.550%, 01/15/16	6,453
		Mercedes-Benz Auto Lease Trust,
7,698		Series 2013-A, Class A2, 0.490%, 06/15/15	7,700
10,400		Series 2013-B, Class A2, 0.530%, 09/15/15	10,401
6,495		Series 2013-B, Class A3, 0.620%, 07/15/16	6,496
9,500		Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A2, 0.500%, 03/15/16	9,508
		Nissan Auto Lease Trust,
4,616		Series 2012-B, Class A2A, 0.450%, 06/15/15	4,617
10,350		Series 2013-B, Class A2A, 0.570%, 01/15/16	10,359
		Nissan Auto Receivables Owner Trust,
11,750		Series 2013-B, Class A2, 0.520%, 04/15/16	11,763
10,950		Series 2013-C, Class A2, 0.400%, 06/15/16	10,950

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
		Asset-Backed Securities — Continued
11,800		Series 2014-A, Class A2, 0.420%, 11/15/16	11,793
		Porsche Innovative Lease Owner Trust,
—	(h)	Series 2012-1, Class A2, 0.440%, 02/23/15 (e)	—	(h)
14,850		Series 2013-1, Class A2, 0.540%, 01/22/16 (e)	14,860
		Santander Drive Auto Receivables Trust,
1,643		Series 2012-5, Class A2, 0.570%, 12/15/15	1,643
4,420		Series 2012-6, Class A3, 0.620%, 07/15/16	4,422
909		Series 2013-1, Class A2, 0.480%, 02/16/16	909
1,245		Series 2013-4, Class A2, 0.890%, 09/15/16	1,247
4,600		Series 2014-1, Class A2A, 0.660%, 06/15/17	4,601
5,900		Series 2014-1, Class A2B, VAR, 0.524%, 06/15/17	5,900
178		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	178
9,500		Volkswagen Auto Lease Trust, Series 2014-A, Class A2A, 0.520%, 10/20/16	9,500
		Volkswagen Auto Loan Enhanced Trust,
11,186		Series 2012-2, Class A2, 0.330%, 07/20/15	11,184
19,600		Series 2013-2, Class A2, 0.420%, 07/20/16	19,604
		Volvo Financial Equipment LLC,
14,095		Series 2013-1A, Class A2, 0.530%, 11/16/15 (e)	14,089
5,900		Series 2014-1A, Class A2, 0.540%, 11/15/16 (e)	5,900
		World Omni Auto Receivables Trust,
123		Series 2012-A, Class A2, 0.520%, 06/15/15	123
—	(h)	Series 2012-B, Class A2, 0.430%, 11/16/15	—	(h)
8,550		Series 2013-B, Class A2, 0.480%, 11/15/16	8,556

		Total Asset-Backed Securities (Cost $627,037)	627,165

		Certificates of Deposit — 3.8%
10,000		Bank of Montreal, (Canada), VAR, 0.375%, 08/20/15	9,998
		Bank of Nova Scotia,
17,300		0.429%, 03/03/15	17,322
6,000		0.487%, 10/23/15	6,008
12,900		VAR, 0.527%, 12/31/15	12,942
		Credit Suisse, (Switzerland),
3,300		VAR, 0.556%, 08/24/15	3,299
12,000		VAR, 0.651%, 12/07/15	12,011
22,550		Deutsche Bank AG, (Germany), VAR, 0.557%, 07/23/15	22,556
20,450		Nordea Bank Finland plc, (Finland), VAR, 0.358%, 07/17/15	20,456

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — Continued
2,000	Royal Bank of Canada, 0.596%, 06/21/16	1,999
20,000	Svenska Handelsbanken, 0.527%, 01/16/15	20,040

	Total Certificates of Deposit (Cost $126,556)	126,631

	Corporate Bonds — 48.8%
	Consumer Discretionary — 2.2%
	Automobiles — 0.7%
	Daimler Finance North America LLC,
2,200	1.250%, 01/11/16 (e)	2,216
10,623	1.650%, 04/10/15 (e)	10,732
3,500	1.875%, 09/15/14 (e)	3,526
1,000	1.950%, 03/28/14 (e)	1,001
2,405	2.300%, 01/09/15 (e)	2,441
3,100	VAR, 0.842%, 01/09/15 (e)	3,111

		23,027

	Media — 1.2%
13,300	Cox Communications, Inc., 5.450%, 12/15/14	13,804
2,820	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.750%, 10/01/14	2,888
7,700	NBCUniversal Media LLC, 3.650%, 04/30/15	7,981
	Viacom, Inc.,
9,317	1.250%, 02/27/15	9,371
7,917	4.375%, 09/15/14	8,078

		42,122

	Multiline Retail — 0.3%
8,499	Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	8,655

	Total Consumer Discretionary	73,804

	Consumer Staples — 1.4%
	Beverages — 0.5%
	Anheuser-Busch InBev Worldwide, Inc.,
5,405	0.800%, 07/15/15	5,433
2,100	3.625%, 04/15/15	2,174
1,000	4.125%, 01/15/15	1,032
3,000	5.375%, 11/15/14	3,102
6,490	Foster’s Finance Corp., 4.875%, 10/01/14 (e)	6,645

		18,386

	Food & Staples Retailing — 0.7%
9,477	Kroger Co. (The), 4.950%, 01/15/15	9,830
1,150	Tesco plc, (United Kingdom), 2.000%, 12/05/14 (e)	1,161
11,000	Walgreen Co., VAR, 0.744%, 03/13/14	11,002

		21,993

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	9

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — Continued
	Food Products — 0.2%
7,400	General Mills, Inc., VAR, 0.435%, 01/28/16	7,400

	Total Consumer Staples	47,779

	Energy — 3.5%
	Energy Equipment & Services — 0.4%
12,087	Cameron International Corp., 1.600%, 04/30/15	12,212

	Oil, Gas & Consumable Fuels — 3.1%
18,500	BP Capital Markets plc, (United Kingdom), VAR, 0.566%, 11/06/15	18,562
	Canadian Natural Resources Ltd., (Canada),
14,305	1.450%, 11/14/14	14,405
2,920	4.900%, 12/01/14	3,016
14,000	Devon Energy Corp., VAR, 0.694%, 12/15/15	14,037
11,790	EnCana Holdings Finance Corp., (Canada), 5.800%, 05/01/14	11,889
9,064	Enterprise Products Operating LLC, 5.600%, 10/15/14	9,342
9,151	PC Financial Partnership, 5.000%, 11/15/14	9,436
8,675	Phillips 66, 1.950%, 03/05/15	8,800
	TransCanada PipeLines Ltd., (Canada),
1,928	0.875%, 03/02/15	1,937
12,125	4.875%, 01/15/15	12,575

		103,999

	Total Energy	116,211

	Financials — 30.8%
	Capital Markets — 3.1%
	Bank of New York Mellon Corp. (The),
1,250	0.700%, 03/04/16	1,251
5,700	1.200%, 02/20/15	5,745
6,500	3.100%, 01/15/15	6,655
8,075	VAR, 0.467%, 10/23/15	8,094
6,599	VAR, 0.469%, 03/04/16	6,590
16,225	Deutsche Bank AG, (Germany), 3.450%, 03/30/15	16,718
	Goldman Sachs Group, Inc. (The),
8,500	5.000%, 10/01/14	8,717
23,671	5.125%, 01/15/15	24,592
3,700	5.500%, 11/15/14	3,829
300	6.000%, 05/01/14	303
3,000	ING Bank N.V., (Netherlands), 2.375%, 06/09/14 (e)	3,016
19,050	UBS AG, (Switzerland), 3.875%, 01/15/15	19,619

		105,129

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — 13.8%
	Australia & New Zealand Banking Group Ltd., (Australia),
13,510	VAR, 0.436%, 05/07/15 (e)	13,531
7,500	VAR, 1.393%, 03/16/15 (e)	7,586
	Bank of Montreal, (Canada),
9,850	VAR, 0.498%, 09/24/15	9,867
13,279	VAR, 0.713%, 09/11/15	13,346
	Bank of Nova Scotia, (Canada),
6,355	0.750%, 10/09/15	6,391
3,800	2.900%, 03/29/16	3,972
5,334	VAR, 0.759%, 07/15/16	5,361
	Barclays Bank plc, (United Kingdom),
8,650	2.750%, 02/23/15	8,835
3,850	3.900%, 04/07/15	3,991
	BB&T Corp.,
1,000	3.950%, 04/29/16	1,067
11,870	5.700%, 04/30/14	11,967
4,161	Branch Banking & Trust Co., VAR,
	0.667%, 12/01/16	4,170
	Canadian Imperial Bank of Commerce, (Canada),
4,196	0.900%, 10/01/15	4,225
3,962	2.350%, 12/11/15	4,088
11,645	VAR, 0.757%, 07/18/16	11,717
14,750	Capital One Bank USA N.A., VAR, 0.737%, 02/13/17	14,772
500	Capital One N.A., VAR, 0.696%, 03/22/16	501
1,700	Comerica, Inc., 3.000%, 09/16/15	1,762
16,400	Commonwealth Bank of Australia, (Australia), 1.950%, 03/16/15	16,664
11,750	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	12,081
5,500	Fifth Third Bancorp, VAR, 0.644%, 02/26/16	5,508
	Fifth Third Bank,
4,625	0.906%, 02/26/16	4,639
7,875	VAR, 0.746%, 11/18/16	7,889
5,965	HSBC Bank plc, (United Kingdom), 3.500%, 06/28/15 (e)	6,197
3,200	HSBC Bank USA N.A., 4.625%, 04/01/14	3,212
9,750	KeyBank N.A., VAR, 0.725%, 11/25/16	9,771
1,250	Manufacturers & Traders Trust Co., VAR, 0.611%, 01/30/17	1,249
	National Australia Bank Ltd., (Australia),
10,540	0.900%, 01/20/16	10,607
1,000	3.750%, 03/02/15 (e)	1,033
17,400	VAR, 0.433%, 05/28/15 (e)	17,423

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
14,500	VAR, 1.366%, 08/07/15	14,714
12,035	National Bank of Canada, (Canada), 1.500%, 06/26/15	12,196
3,163	National City Corp., 4.900%, 01/15/15	3,286
	Nordea Bank AB, (Sweden),
12,370	2.250%, 03/20/15 (e)	12,603
2,000	3.700%, 11/13/14	2,046
	PNC Funding Corp.,
1,730	3.000%, 05/19/14	1,740
21,752	3.625%, 02/08/15	22,399
5,000	5.400%, 06/10/14	5,066
	Royal Bank of Canada, (Canada),
6,200	0.800%, 10/30/15	6,233
24,820	VAR, 0.463%, 12/16/15	24,855
	Standard Chartered plc, (United Kingdom),
19,443	3.850%, 04/27/15 (e)	20,129
20,419	5.500%, 11/18/14 (e)	21,128
3,000	VAR, 1.184%, 05/12/14 (e)	3,006
	Sumitomo Mitsui Banking Corp., (Japan),
4,000	1.900%, 07/22/14 (e)	4,020
12,500	1.900%, 01/12/15 (e)	12,615
11,820	Svenska Handelsbanken AB, (Sweden), VAR, 0.696%, 03/21/16	11,866
	Toronto-Dominion Bank (The), (Canada),
15,500	VAR, 0.416%, 05/01/15	15,526
5,900	VAR, 0.702%, 09/09/16	5,924
550	U.S. Bancorp, 3.150%, 03/04/15	566
13,500	Wachovia Bank N.A., VAR, 0.618%, 11/03/14	13,521
	Wells Fargo & Co.,
6,500	VAR, 0.435%, 10/28/15	6,501
9,000	VAR, 0.767%, 07/20/16	9,032
9,290	VAR, 1.166%, 06/26/15	9,389

		461,783

	Consumer Finance — 4.2%
3,663	American Express Centurion Bank, VAR, 0.687%, 11/13/15	3,681
	American Express Credit Corp.,
9,148	5.125%, 08/25/14	9,354
4,500	VAR, 1.342%, 06/12/15	4,558
	American Honda Finance Corp.,
5,730	1.000%, 08/11/15 (e)	5,771
17,600	2.500%, 09/21/15 (e)	18,129
1,000	3.500%, 03/16/15 (e)	1,030
2,560	VAR, 0.609%, 05/26/16 (e)	2,572

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
20,200	Caterpillar Financial Services Corp., VAR, 0.355%, 11/25/15	20,224
	John Deere Capital Corp.,
2,060	VAR, 0.430%, 02/25/16	2,060
15,500	VAR, 0.363%, 06/15/15	15,520
22,380	Nissan Motor Acceptance Corp., 4.500%, 01/30/15 (e)	23,162
4,000	PACCAR Financial Corp., 1.550%, 09/29/14	4,029
13,345	Toyota Motor Credit Corp., VAR, 0.391%, 03/10/15	13,361
	Volkswagen International Finance N.V., (Netherlands),
6,950	1.625%, 03/22/15 (e)	7,020
11,050	VAR, 0.566%, 11/18/15 (e)	11,077
500	VAR, 0.857%, 04/01/14 (e)	500

		142,048

	Diversified Financial Services — 2.5%
	Caisse Centrale Desjardins, (Canada),
1,000	2.650%, 09/16/15 (e)	1,031
29,750	VAR, 0.516%, 10/29/15 (e)	29,794
	General Electric Capital Corp.,
5,300	5.000%, 01/08/16	5,731
605	Series A, VAR, 0.433%, 10/06/15	605
17,580	VAR, 0.434%, 05/11/16	17,555
12,536	VAR, 0.439%, 01/08/16	12,527
8,600	VAR, 0.472%, 01/14/16	8,608
5,145	VAR, 0.839%, 01/08/16	5,182
2,000	Svensk Exportkredit AB, (Sweden), VAR,
	0.293%, 01/05/15	2,000

		83,033

	Insurance — 4.5%
28,500	American International Group, Inc.,
	3.000%, 03/20/15	29,234
27,000	Jackson National Life Global Funding, VAR, 0.597%, 09/30/15 (e)	27,097
17,200	MassMutual Global Funding II, VAR, 0.355%, 12/11/15 (e)	17,208
1,000	MetLife Institutional Funding II, 1.625%, 04/02/15 (e)	1,011
	Metropolitan Life Global Funding I,
2,500	1.700%, 06/29/15 (e)	2,536
2,350	2.000%, 01/09/15 (e)	2,382
1,000	2.500%, 09/29/15 (e)	1,030
12,410	VAR, 0.769%, 07/15/16 (e)	12,495

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	11

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
	Pricoa Global Funding I,
12,049	5.450%, 06/11/14 (e)	12,206
7,000	VAR, 0.505%, 08/19/15 (e)	7,016
	Principal Life Global Funding II,
1,000	1.000%, 12/11/15 (e)	1,003
10,000	1.125%, 09/18/15 (e)	10,078
1,300	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,377
	Prudential Financial, Inc.,
11,773	3.875%, 01/14/15	12,113
14,000	6.200%, 01/15/15	14,688

		151,474

	Real Estate Investment Trusts (REITs) — 1.5%
	Boston Properties LP,
4,419	5.000%, 06/01/15	4,647
4,200	5.625%, 04/15/15	4,428
10,718	ERP Operating LP, 5.250%, 09/15/14	10,980
	HCP, Inc.,
300	Series E, 6.000%, 06/15/14	304
3,000	6.000%, 03/01/15	3,158
2,600	7.072%, 06/08/15	2,804
	Simon Property Group LP,
18,775	4.200%, 02/01/15	19,228
3,327	5.100%, 06/15/15	3,521

		49,070

	Thrifts & Mortgage Finance — 1.2%
40,504	Abbey National Treasury Services plc, (United Kingdom), 3.875%, 11/10/14 (e) (m)	41,438

	Total Financials	1,033,975

	Health Care — 2.3%
	Biotechnology — 0.8%
13,500	Amgen, Inc., 1.875%, 11/15/14	13,633
12,932	Gilead Sciences, Inc., 2.400%, 12/01/14	13,117

		26,750

	Health Care Equipment & Supplies — 0.4%
1,000	Covidien International Finance S.A., (Luxembourg), 1.350%, 05/29/15	1,010
11,505	Zimmer Holdings, Inc., 1.400%, 11/30/14	11,580

		12,590

	Health Care Providers & Services — 0.4%
12,696	WellPoint, Inc., 5.000%, 12/15/14	13,150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — 0.7%
5,800	AbbVie, Inc., 1.200%, 11/06/15	5,858
13,800	Takeda Pharmaceutical Co., Ltd., (Japan), 1.031%, 03/17/15 (e)	13,855
5,610	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	5,778

		25,491

	Total Health Care	77,981

	Industrials — 1.0%
	Aerospace & Defense — 0.6%
3,200	BAE Systems Holdings, Inc., 4.950%, 06/01/14 (e)	3,233
11,750	Honeywell International, Inc., VAR, 0.286%, 11/17/15	11,760
4,500	Rockwell Collins, Inc., VAR, 0.593%, 12/15/16	4,509

		19,502

	Electrical Equipment — 0.1%
2,250	Eaton Corp., 5.950%, 03/20/14	2,256

	Industrial Conglomerates — 0.0% (g)
1,250	Cooper U.S., Inc., 5.450%, 04/01/15	1,315

	Marine — 0.1%
2,450	Noble Holding International Ltd., (Cayman Islands), 3.050%, 03/01/16	2,536

	Road & Rail — 0.2%
5,900	Burlington Northern Santa Fe LLC, 4.875%, 01/15/15	6,121
1,616	Ryder System, Inc., 5.850%, 03/03/14	1,616

		7,737

	Total Industrials	33,346

	Information Technology — 1.2%
	Communications Equipment — 1.2%
	Cisco Systems, Inc.,
30,000	VAR, 0.286%, 09/03/15	30,014
11,400	VAR, 0.516%, 03/03/17	11,427

	Total Information Technology	41,441

	Materials — 0.6%
	Chemicals — 0.4%
14,770	Ecolab, Inc., 2.375%, 12/08/14	14,996

	Metals & Mining — 0.2%
6,055	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	6,135

	Total Materials	21,131

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Telecommunication Services — 3.5%
	Diversified Telecommunication Services — 2.5%
	AT&T, Inc.,
6,468	0.875%, 02/13/15 (m)	6,496
8,110	2.500%, 08/15/15	8,332
4,050	5.100%, 09/15/14	4,150
5,270	VAR, 0.619%, 02/12/16	5,279
4,665	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	4,745
14,115	Deutsche Telekom International Finance B.V., (Netherlands), 4.875%, 07/08/14	14,326
18,840	Orange S.A., (France), 4.375%, 07/08/14	19,121
3,195	Telefonos de Mexico S.A.B. de C.V., (Mexico), 5.500%, 01/27/15	3,307
	Verizon Communications, Inc.,
3,700	0.700%, 11/02/15	3,703
5,480	1.250%, 11/03/14	5,508
8,400	1.950%, 03/28/14	8,410

		83,377

	Wireless Telecommunication Services — 1.0%
	America Movil S.A.B. de C.V., (Mexico),
13,958	5.500%, 03/01/14 (m)	13,960
9,200	5.750%, 01/15/15 (m)	9,579
	Rogers Communications, Inc., (Canada),
3,374	5.500%, 03/15/14	3,381
3,960	7.500%, 03/15/15	4,237
1,300	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	1,312

		32,469

	Total Telecommunication Services	115,846

	Utilities — 2.3%
	Electric Utilities — 1.4%
3,900	Arizona Public Service Co., 5.800%, 06/30/14	3,962
1,248	Entergy Louisiana LLC, 1.875%, 12/15/14	1,262
	NextEra Energy Capital Holdings, Inc.,
3,167	1.200%, 06/01/15	3,186
16,909	1.611%, 06/01/14	16,959
4,886	Niagara Mohawk Power Corp., 3.553%, 10/01/14 (e)	4,973
11,298	Progress Energy, Inc., 6.050%, 03/15/14	11,323
1,500	Public Service Electric & Gas Co., 5.000%, 08/15/14	1,531
1,990	Westar Energy, Inc., 6.000%, 07/01/14	2,026

		45,222

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.5%
16,650	Korea Gas Corp., (South Korea), 6.000%, 07/15/14 (e)	16,966

	Independent Power Producers & Energy Traders — 0.1%
4,075	Southern Power Co., 4.875%, 07/15/15	4,304

	Multi-Utilities — 0.3%
10,860	Dominion Resources, Inc., 1.800%, 03/15/14	10,866

	Total Utilities	77,358

	Total Corporate Bonds (Cost $1,637,229)	1,638,872

	Foreign Government Security — 0.4%
14,000	Province of Ontario, (Canada), VAR, 0.397%, 04/01/15 (Cost $14,010)	14,009

	U.S. Government Agency Security — 0.0% (g)
2,200	Federal Home Loan Bank, 4.875%, 06/12/15 (Cost $2,330)	2,330

	U.S. Treasury Obligation — 0.0% (g)
65	U.S. Treasury Bills, Zero Coupon, 05/01/14 (Cost $65)	65

	Total Long-Term Investments (Cost $2,407,227)	2,409,072

Short-Term Investments — 32.2%
	Certificates of Deposit — 7.7%
	Barclays Bank plc
15,000	0.520%, 02/25/15	15,006
10,000	0.560%, 01/30/15	10,008
12,000	0.570%, 10/29/14	12,017
	BNP Paribas
31,000	0.530%, 01/09/15	31,008
8,000	0.560%, 12/04/14	8,006
	Chiba Bank Ltd.
10,200	0.310%, 08/25/14	10,199
19,650	0.310%, 08/25/14	19,647
19,900	China Construction Bank Corp., 0.650%, 04/01/14	19,907
	Credit Industriel et Commercial
28,000	0.510%, 01/14/15	28,003
8,000	0.510%, 02/24/15	7,998
6,000	Deutsche Bank AG, 0.440%, 12/05/14	6,000
14,650	Industrial & Commercial Bank of China Ltd., (China), 0.650%, 06/12/14	14,666
26,000	Lloyds Bank plc, 0.490%, 01/07/15	26,007
30,000	Natixis, 0.550%, 01/22/15	30,005

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	13

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Certificates of Deposit — Continued
20,000	Sumitomo Mitsui Banking Corp., 0.36%, 02/13/15	19,996

	Total Certificates of Deposit (Cost $258,400)	258,473

	Commercial Paper — 14.9%
20,000	ABN Amro Funding USA LLC, 0.472%, 07/11/14 (e) (m) (n)	19,981
	Bank of China Ltd., (Hong Kong)
10,000	0.622%, 04/30/14 (n)	9,997
8,250	0.622%, 07/16/14 (n)	8,242
9,150	0.662%, 03/26/14 (n)	9,149
10,000	British Telecommunications plc, (United Kingdom), 0.756%, 03/27/14 (e) (n)	9,998
10,000	Commonwealth Edison Co., 0.260%, 04/02/14 (e) (n)	9,998
20,000	Cox Enterprises, Inc., 0.250%, 03/26/14 (e) (n)	19,996
20,000	Daimler Finance North America LLC, 0.604%, 02/26/15 (e) (n)	19,891
4,000	DTE Energy Co., 0.240%, 04/04/14 (e) (n)	3,999
33,650	Electricite de France, (France), 0.553%, 01/02/15 (e) (n)	33,504
75,000	Fortis Funding LLC, 0.050%, 03/03/14 (e) (n)	75,000
75,000	Gemini Securitization Corp. LLC, 0.090%, 03/03/14 (e) (n)	74,999
3,000	Landesbank Hessen-Thueringen, 0.300%, 03/18/14 (e) (n)	3,000
5,000	Macquarie Bank Ltd., (Australia), 0.381%, 03/26/14 (e) (n)	4,999
14,000	Mondelez International, Inc., 0.472%, 10/14/14 (e) (n)	13,959
25,000	National Australia Funding Delaware, Inc., 0.040%, 03/03/14 (e) (n)	25,000
75,000	Natixis US Finance Co. LLC, 0.090%, 03/03/14 (n)	74,999
12,000	Noble Corp., (Cayman Islands), 0.320%, 03/18/14 (e) (n)	11,998
21,250	Potash Corp of Saskatchewan, Inc., (Canada), 0.210%, 03/03/14 (e) (n)	21,250
12,000	Rockwell Collins, Inc., 0.270%, 04/16/14 (e) (n)	11,996
15,000	Sempra Global, 0.401%, 08/25/14 (e) (n)	14,974
14,000	Vodafone Group plc, (United Kingdom), 0.654%, 06/25/14 (e) (n)	13,985
10,000	Volvo Treasury North America LP, 0.280%, 03/14/14 (e) (n)	9,999

	Total Commercial Paper (Cost $500,831)	500,913

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Daily Demand Note — 0.9%
	Texas — 0.9%
30,000	County of Jefferson, Port of Port Arthur Navigation District, Environmental Facilities, Motiva Enterprises LLC Project, Sub Series D, Rev., VRDO, 0.280%, 03/03/14 (Cost $30,000)	30,000

	Repurchase Agreements — 5.8%
60,000	Citigroup Global Markets Holdings, Inc., 0.910%, dated 02/28/14, due 06/03/14, repurchase price $60,291, collateralized by Corporate Notes and Bonds, 0.328% - 6.395%, due 09/15/21 - 01/15/49, with a value of $64,589. (i)	60,000
30,000	Credit Suisse First Boston USA, Inc., 0.620%, dated 02/28/14, due 05/06/14, repurchase price $30,035, collateralized by Corporate Notes and Bonds, 0.000% - 5.592%, due 4/25/33 - 1/25/54, with a value of $31,500. (i)	30,000
50,000	Merrill Lynch PFS, Inc., 0.710%, dated 02/28/14, due 04/04/14, repurchase price $50,117, collateralized by Corporate Notes and Bonds, 0.000% - 8.750%, due 02/27/15 - 10/26/35, with a value of $52,511. (i)	50,000
55,000	Morgan Stanley Co. LLC, 0.810%, dated 02/28/14, due 06/03/14, repurchase price $55,353, collateralized by Corporate Notes and Bonds, 0.000% - 13.500%, due 03/15/15 - 04/28/39 and Municipal Debt Securities, 4.250% - 5.250%, due 07/01/22 - 10/01/41, with a value of $57,750. (i)	55,000

	Total Repurchase Agreements (Cost $195,000)	195,000

	Weekly Demand Note — 0.5%
	Alabama — 0.5%
16,000	Tuscaloosa County Industrial Development Authority, Series A, Rev., VRDO, 0.340%, 03/07/14 (Cost $16,000)	16,000

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Investment Company — 2.4%
81,040	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $81,040)	81,040

	Total Short-Term Investments (Cost $1,081,271)	1,081,426

	Total Investments — 103.9% (Cost $3,488,498)	3,490,498
	Liabilities in Excess of Other Assets — (3.9)%	(131,329)

	NET ASSETS — 100.0%	$3,359,169

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	15

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

Rev.	— Revenue
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2014.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2014.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of February 28, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

(Amounts in thousands, except per share amounts)

	Current Income Fund		Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$9,762		$3,214,458
Investments in affiliates, at value	—	(a)	81,040
Repurchase agreements, at value	350		195,000

Total investment securities, at value	10,112		3,490,498
Receivables:
Investment securities sold	—		38,649
Fund shares sold	—		8,353
Interest from non-affiliates	7		10,567
Due from Adviser	5		—

Total Assets	10,124		3,548,067

LIABILITIES:
Payables:
Due to custodian	—		11,781
Distributions	—		686
Investment securities purchased	—		163,692
Fund shares redeemed	—		12,080
Accrued liabilities:
Investment advisory fees	—		340
Administration fees	—		188
Shareholder servicing fees	—	(a)	7
Custodian and accounting fees	14		40
Trustees’ and Chief Compliance Officer’s fees	—	(a)	4
Audit fees	42		47
Other	8		33

Total Liabilities	64		188,898

Net Assets	$10,060		$3,359,169

NET ASSETS:
Paid-in-Capital	$10,059		$3,355,394
Accumulated undistributed (distributions in excess of) net investment income	—		(19)
Accumulated net realized gains (losses)	(1)		1,794
Net unrealized appreciation (depreciation)	2		2,000

Total Net Assets	$10,060		$3,359,169

Net Assets:
Institutional Class	$9,960		$3,355,666
Select Class	100		3,503

Total	$10,060		$3,359,169

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Institutional Class	996		334,873
Select Class	10		350

Net Asset Value (b):
Institutional Class — Offering and redemption price per share	$10.00		$10.02
Select Class — Offering and redemption price per share	10.00		10.02

Cost of investments in non-affiliates	$9,760		$3,212,458
Cost of investments in affiliates	—	(a)	81,040
Cost of repurchase agreements	350		195,000

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	17

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014

(Amounts in thousands)

	Current Income Fund		Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$33		$14,811
Dividend income from affiliates	—	(a)	—	(a)

Total investment income	33		14,811

EXPENSES:
Investment advisory fees	15		3,660
Administration fees	9		2,047
Shareholder servicing fees:
Institutional Class	10		2,432
Select Class	—	(a)	20
Custodian and accounting fees	40		117
Professional fees	68		99
Trustees’ and Chief Compliance Officer’s fees	—	(a)	27
Printing and mailing costs	8		24
Registration and filing fees	30		36
Transfer agent fees	3		4
Other	15		44

Total expenses	198		8,510

Less amounts waived	(34)		(2,407)
Less expense reimbursements	(147)		—

Net expenses	17		6,103

Net investment income (loss)	16		8,708

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	—	(a)	2,945
Futures	—		72

Net realized gain (loss)	—	(a)	3,017

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	1		346

Net realized/unrealized gains (losses)	1		3,363

Change in net assets resulting from operations	$17		$12,071

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Current Income Fund			Managed Income Fund
	Year Ended 2/28/2014		Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16		$25	$8,708	$6,821
Net realized gain (loss)	—	(a)	2	3,017	1,830
Change in net unrealized appreciation/depreciation	1		(3)	346	1,258

Change in net assets resulting from operations	17		24	12,071	9,909

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(16)		(25)	(8,682)	(6,412)
From net realized gains	(1)		(2)	(1,931)	(1,339)
Select Class
From net investment income	—	(a)	— (a)	(21)	(437)
From net realized gains	—	(a)	— (a)	(3)	(90)

Total distributions to shareholders	(17)		(27)	(10,637)	(8,278)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	14		31	1,121,375	1,346,504

NET ASSETS:
Change in net assets	14		28	1,122,809	1,348,135
Beginning of period	10,046		10,018	2,236,360	888,225

End of period	$10,060		$10,046	$3,359,169	$2,236,360

Accumulated undistributed (distributions in excess of) net investment income	$—		$—	$(19)	$(24)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	19

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Current Income Fund				Managed Income Fund
	Year Ended 2/28/2014		Year Ended 2/28/2013		Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$—		$—		$4,276,097	$3,196,089
Distributions reinvested	17		28		462	172
Cost of shares redeemed	—		—		(3,039,368)	(1,841,027)

Change in net assets resulting from Institutional Class capital transactions	$17		$28		$1,237,191	$1,355,234

Select Class
Proceeds from shares issued	$350		$3		$464	$191,790
Distributions reinvested	—	(a)	—	(a)	— (a)	1
Cost of shares redeemed	(353)		—		(116,280)	(200,521)

Change in net assets resulting from Select Class capital transactions	$(3)		$3		$(115,816)	$(8,730)

Total change in net assets resulting from capital transactions	$14		$31		$1,121,375	$1,346,504

SHARE TRANSACTIONS:
Institutional Class
Issued	—		—		426,896	319,151
Reinvested	2		3		46	17
Redeemed	—		—		(303,422)	(183,828)

Change in Institutional Class Shares	2		3		123,520	135,340

Select Class
Issued	35		—	(a)	47	19,154
Reinvested	—	(a)	—	(a)	— (a)	— (a)
Redeemed	(35)		—		(11,609)	(20,024)

Change in Select Class Shares	—	(a)	—	(a)	(11,562)	(870)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Current Income Fund
Institutional Class
Year Ended February 28, 2014	$10.00	$0.02		$—	(f)	$0.02		$(0.02)	$—	(f)	$(0.02)
Year Ended February 28, 2013	10.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
July 21, 2011 (g) through February 29, 2012	10.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)

Select Class
Year Ended February 28, 2014	10.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 28, 2013	10.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
July 21, 2011 (g) through February 29, 2012	10.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 29, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000's)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.00	0.17%	$9,960	0.16%		0.16%		1.95%		33%
10.00	0.28	9,943	0.18		0.26		2.04		42
10.00	0.14	9,918	0.16	(h)	0.23	(h)	2.43	(h)	—

10.00	0.02	100	0.31		0.02		2.04		33
10.00	0.13	103	0.33		0.11		2.19		42
10.00	0.05	100	0.37	(h)	0.03	(h)	2.57	(h)	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Managed Income Fund
Institutional Class
Year Ended February 28, 2014	$10.02	$0.04		$0.01	$0.05		$(0.04)	$(0.01)	$(0.05)
Year Ended February 28, 2013	10.00	0.04		0.03	0.07		(0.04)	(0.01)	(0.05)
Year Ended February 29, 2012	9.99	0.04		0.01	0.05		(0.04)	— (f)	(0.04)
September 30, 2010 (g) through February 28, 2011	10.00	0.02	(h)	(0.01)	0.01		(0.02)	—	(0.02)

Select Class
Year Ended February 28, 2014	10.02	0.03		0.01	0.04		(0.03)	(0.01)	(0.04)
Year Ended February 28, 2013	10.00	0.03		0.03	0.06		(0.03)	(0.01)	(0.04)
Year Ended February 29, 2012	9.99	0.03		0.01	0.04		(0.03)	— (f)	(0.03)
September 30, 2010 (g) through February 28, 2011	10.00	0.01	(h)	(0.01)	—	(f)	(0.01)	—	(0.01)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.
(i)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000's)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.02	0.43%		$3,355,666	0.25%	0.36%	0.35%	143%
10.02	0.70		2,117,044	0.25	0.42	0.35	124
10.00	0.54		760,354	0.24	0.42	0.36	174
9.99	0.08		158,055	0.25	0.40	1.80	29

10.02	0.33		3,503	0.35	0.27	0.50	143
10.02	0.60		119,316	0.35	0.33	0.50	124
10.00	0.44		127,871	0.34	0.32	0.55	174
9.99	0.00	(i)	55,939	0.40	0.21	1.90	29

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are two separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Current Income Fund	Institutional Class and Select Class	Diversified
Managed Income Fund	Institutional Class and Select Class	Diversified

Each Fund’s investment objective is to seek current income while seeking to maintain a low volatility of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges are assessed with respect to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment, as well as for related or comparable assets or liabilities, to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Current Income Fund

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	(b)	$10,112	$—	$10,112

Managed Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$81,040	$3,409,458	$—	$3,490,498

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for major categories of the portfolio holdings.
(b)	Amount rounds to less than $1,000.

There were no transfers among any levels during the year ended February 28, 2014.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the value and percentage of net assets of illiquid securities as of February 28, 2014 (amounts in thousands):

	Value	Percentage
Current Income Fund	$250	2.5%
Managed Income Fund	195,000	5.8

C. Futures Contracts — The Managed Income Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2014 (amounts in thousands):

Average Notional Balance Short	$37,189	(a)
Ending Notional Balance Short	—

(a)	Average for the period November 1, 2013 through December 31, 2013.

The Fund’s futures contracts are not subject to master netting arrangements.

D. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. The Fund’s repurchase agreements are not subject to master netting arrangements.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

There were no reclassifications for the year ended February 28, 2014.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.15% of each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2014, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Distributor receives no compensation in its capacity as each Fund’s underwriter.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Institutional Class	Select Class
Current Income Fund	0.10%	0.25%
Managed Income Fund	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by each Fund for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Institutional Class	Select Class
Current Income Fund	0.25%	0.40%
Managed Income Fund	0.25	0.40

The expense limitation agreements were in effect for the year ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. In addition, the Funds’ service providers voluntarily waived fees for the year ended February 28, 2014. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration		Shareholder Servicing		Total		Contractual Reimbursements
Current Income Fund	$15	$9		$10		$34		$139
Managed Income Fund	—	4		2,395		2,399		—

	Voluntary Waivers
	Investment Advisory	Administration		Shareholder Servicing		Total		Voluntary Reimbursements
Current Income Fund	$—	$—		$—	(a)	$—	(a)	$8
Managed Income Fund	—	—	(a)	4		4		—

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the year ended February 28, 2014 was approximately $0 and $4,000 for Current Income Fund and Managed Income Fund, respectively.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2014, Managed Income Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Current Income Fund	$1,250	$200	$—	$301
Managed Income Fund	3,020,538	2,196,788	77,860	167,015

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
Current Income Fund	$10,110	$2	$—	(a)	$2
Managed Income Fund	3,488,503	2,300	305		1,995

(a)	Amount rounds to less than $1,000.

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Current Income Fund	$17	$—	$17
Managed Income Fund	10,346	291	10,637

The tax character of distributions paid during the year ended February 28, 2013 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Current Income Fund	$27	$—	$27
Managed Income Fund	8,256	22	8,278

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income		Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
Current Income Fund	$—	(a)	$—	$2
Managed Income Fund	2,359		116	1,995

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

For the Funds, the cumulative timing differences primarily consist of trustee deferred compensation, wash sale loss deferrals and distributions payable.

As of February 28, 2014, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Managed Income Fund, which collectively represent a significant portion of the Managed Income Fund’s assets.

Additionally, the Adviser owns a significant portion of the outstanding shares of the Current Income Fund.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Current Income Fund and JPMorgan Managed Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Current Income Fund and JPMorgan Managed Income Fund (each a separate fund of JPMorgan Trust I) (hereafter referred to as the “Funds”) at February 28, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present); Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	33

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trusts since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004-2413.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	35

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Current Income Fund
Institutional Class
Actual	$1,000.00	$1,000.80	$0.89	0.18%
Hypothetical	1,000.00	1,023.90	0.90	0.18
Select Class
Actual	1,000.00	1,000.10	1.59	0.32
Hypothetical	1,000.00	1,023.21	1.61	0.32

Managed Income Fund
Institutional Class
Actual	$1,000.00	$1,003.40	$1.24	0.25%
Hypothetical	1,000.00	1,023.55	1.25	0.25
Select Class
Actual	1,000.00	1,002.90	1.74	0.35
Hypothetical	1,000.00	1,023.06	1.76	0.35

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2014

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2014:

Income from U.S. Treasury Obligations
Current Income Fund	1.54%
Managed Income Fund	0.64%

Long Term Capital Gain Notice

The Managed Income Fund distributed approximately $291,000, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2014.

FEBRUARY 28, 2014	J.P. MORGAN INCOME FUNDS	37

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014.	AN-INC3-214

Annual Report

JPMorgan SmartAllocation Funds

February 28, 2014

JPMorgan SmartAllocation Income Fund

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE This material must be preceded or accompanied by a current prospectus.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act — the president’s signature domestic policy initiative — led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January.

The broad-based Standard & Poor’s 500 Index closed at a record high on the final day of the reporting period and returned 22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets Index (net of foreign withholding taxes) returned 0.94% for the 12-month period, while the Barclays Emerging Markets Debt Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	1

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.05%
Barclays U.S. Aggregate Index	0.15%

Net Assets as of 2/28/2014	$4,200,968

INVESTMENT OBJECTIVE**

The JPMorgan SmartAllocation Income Fund (the “Fund”) seeks to provide total return.

HOW DID THE MARKET PERFORM?

The 12 months ended February 28, 2014 presented a challenging environment for the overall fixed income market, as interest rates for U.S. Treasury securities rose across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it would to taper off its asset purchase program. The Barclays U.S. Aggregate Index (the “Benchmark”) returned 0.15% for the reporting period.

Despite this challenging backdrop, high yield bonds and floating rate securities generated solid returns. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Relative to the Benchmark, the Fund had exposure to a broader range of fixed income asset classes during the reporting period. The Fund invested in emerging market, investment grade, high yield and mortgage-backed debt securities. The Fund’s outperformance of the Benchmark was largely driven by its allocation to high yield fixed income. In contrast, the Fund’s allocation to emerging markets debt detracted from relative performance over the year.

HOW WAS THE FUND POSITIONED?

The Fund invested in underlying J.P. Morgan Funds, individual fixed income securities and an exchange traded fund to implement the portfolio managers’ asset allocation decisions. The Fund’s portfolio managers used a systematic screening and selection process to choose the underlying funds in their construction of the portfolio.

PORTFOLIO COMPOSITION***
Investment Companies	60.8%
Corporate Bonds	17.7
U.S. Treasury Obligations	14.3
Exchange Traded Fund	5.1
Others (each less than 1.0%)	0.6
Short-Term Investment	1.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

2	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	6/29/12
Without Sales Charge		0.71%	2.40%
With Sales Charge*		(3.04)	0.10
CLASS C SHARES	6/29/12
Without CDSC		0.28	1.91
With CDSC**		(0.72)	1.91
CLASS R2 SHARES	6/29/12	0.49	2.16
CLASS R5 SHARES	6/29/12	1.22	2.89
CLASS R6 SHARES	6/29/12	1.26	2.93
SELECT CLASS SHARES	6/29/12	1.05	2.69

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/29/12 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 29, 2012.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan SmartAllocation Income Fund, Barclays U.S. Aggregate Index and the Lipper Global Income Funds Index from June 29, 2012 to February 28, 2014. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays

U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on June 29, 2012 until May 14, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	3

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Security — 0.5%
19,294	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.730%, 05/16/16 (Cost $19,251)	19,339

Corporate Bonds — 17.9%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
5,000	Johnson Controls, Inc., 5.500%, 01/15/16	5,423

	Automobiles — 0.3%
5,000	Daimler Finance North America LLC, 8.500%, 01/18/31	7,449
5,000	Ford Motor Co., 6.500%, 08/01/18	5,826

		13,275

	Media — 0.8%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	6,078
4,000	8.875%, 04/26/23	5,253
5,000	CBS Corp., 3.375%, 03/01/22	4,915
5,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	5,394
5,000	NBCUniversal Media LLC, 4.375%, 04/01/21	5,432
5,000	Time Warner, Inc., 4.750%, 03/29/21	5,500

		32,572

	Multiline Retail — 0.2%
5,000	Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	5,596

	Specialty Retail — 0.1%
5,000	Lowe’s Cos., Inc., 3.800%, 11/15/21	5,279

	Total Consumer Discretionary	62,145

	Consumer Staples — 1.1%
	Beverages — 0.4%
5,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	6,267
4,000	Beam, Inc., 1.875%, 05/15/17	4,030
5,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	5,768

		16,065

	Food & Staples Retailing — 0.3%
5,000	Kroger Co. (The), 5.400%, 07/15/40	5,301
5,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	6,137

		11,438

	Food Products — 0.3%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	6,222
5,000	ConAgra Foods, Inc., 7.000%, 04/15/19	6,040

		12,262

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Products — 0.1%
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	6,257

	Total Consumer Staples	46,022

	Energy — 1.7%
	Energy Equipment & Services — 0.4%
5,000	Halliburton Co., 3.250%, 11/15/21	5,080
5,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	5,111
5,000	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	5,215

		15,406

	Metals & Mining — 0.1%
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,553

	Oil, Gas & Consumable Fuels — 1.2%
5,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	6,390
2,000	Apache Corp., 6.900%, 09/15/18	2,419
5,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	5,574
5,000	ConocoPhillips, 5.750%, 02/01/19	5,889
1,000	Enterprise Products Operating LLC, 3.900%, 02/15/24	1,007
5,000	EOG Resources, Inc., 5.875%, 09/15/17	5,742
5,000	Marathon Oil Corp., 6.800%, 03/15/32	6,172
5,000	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	5,013
5,000	Total Capital S.A., (France), 2.300%, 03/15/16	5,178
5,000	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	6,118

		49,502

	Total Energy	71,461

	Financials — 7.2%
	Capital Markets — 1.6%
5,000	BlackRock, Inc., 5.000%, 12/10/19	5,715
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,133
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,762
5,000	Deutsche Bank AG, (Germany), 6.000%, 09/01/17	5,737
	Goldman Sachs Group, Inc. (The),
5,000	6.125%, 02/15/33	5,821
10,000	7.500%, 02/15/19	12,248
5,000	Jefferies Group LLC, 8.500%, 07/15/19	6,175

SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Morgan Stanley,
10,000	4.750%, 03/22/17	10,972
5,000	5.500%, 07/28/21	5,696
2,000	State Street Corp., 3.100%, 05/15/23	1,910
5,000	TD Ameritrade Holding Corp., 5.600%, 12/01/19	5,812

		67,981

	Commercial Banks — 1.6%
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	4,992
5,000	BB&T Corp., 3.200%, 03/15/16	5,236
2,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	2,049
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 4.500%, 01/11/21	10,864
5,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	5,501
4,000	KeyCorp, 5.100%, 03/24/21	4,487
5,000	PNC Funding Corp., 3.300%, 03/08/22	5,035
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,994
5,000	SunTrust Banks, Inc., 6.000%, 09/11/17	5,726
5,000	U.S. Bancorp, 1.650%, 05/15/17	5,095
5,000	Wachovia Corp., 5.750%, 06/15/17	5,716
5,000	Wells Fargo & Co., Series M, 3.450%, 02/13/23	4,891
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,616

		69,202

	Consumer Finance — 0.9%
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,178
5,000	Capital One Financial Corp., 6.150%, 09/01/16	5,598
5,000	Caterpillar Financial Services Corp., 7.150%, 02/15/19	6,174
5,000	HSBC Finance Corp., 5.000%, 06/30/15	5,269
5,000	John Deere Capital Corp., 2.750%, 03/15/22	4,890
5,000	PACCAR Financial Corp., 1.600%, 03/15/17	5,066
5,000	Toyota Motor Credit Corp., 2.050%, 01/12/17	5,165

		37,340

	Diversified Financial Services — 1.8%
15,000	Bank of America Corp., 7.625%, 06/01/19	18,684

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
	Citigroup, Inc.,
5,000	6.125%, 11/21/17	5,783
4,000	6.875%, 03/05/38	5,164
	CME Group, Inc.,
5,000	3.000%, 09/15/22	4,933
2,000	5.300%, 09/15/43	2,228
	General Electric Capital Corp.,
5,000	5.625%, 09/15/17	5,729
10,000	6.750%, 03/15/32	12,792
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,807
5,000	NYSE Euronext, 2.000%, 10/05/17	5,111
5,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	6,412

		73,643

	Insurance — 0.8%
5,000	ACE INA Holdings, Inc., 5.900%, 06/15/19	5,908
2,000	American International Group, Inc., 4.125%, 02/15/24	2,053
5,000	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	5,767
5,000	MetLife, Inc., 5.700%, 06/15/35	5,751
4,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	4,238
5,000	Prudential Financial, Inc., 4.500%, 11/16/21	5,462
5,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	5,913

		35,092

	Real Estate Investment Trusts (REITs) — 0.5%
5,000	ERP Operating LP, 5.750%, 06/15/17	5,678
5,000	HCP, Inc., 5.375%, 02/01/21	5,603
2,000	ProLogis LP, 6.875%, 03/15/20	2,394
5,000	Simon Property Group LP, 4.125%, 12/01/21	5,333

		19,008

	Total Financials	302,266

	Health Care — 0.9%
	Biotechnology — 0.1%
5,000	Amgen, Inc., 5.700%, 02/01/19	5,842

	Health Care Providers & Services — 0.5%
5,000	Cardinal Health, Inc., 3.200%, 03/15/23	4,824
5,000	Express Scripts Holding Co., 3.125%, 05/15/16	5,229
5,000	Quest Diagnostics, Inc., 3.200%, 04/01/16	5,214
5,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	5,058

		20,325

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	5

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — 0.3%
5,000	Novartis Securities Investment, Ltd., (Bermuda), 5.125%, 02/10/19	5,740
5,000	Teva Pharmaceutical Finance Co., B.V., (Netherlands), 2.400%, 11/10/16	5,176

		10,916

	Total Health Care	37,083

	Industrials — 1.2%
	Aerospace & Defense — 0.3%
5,000	Boeing Co. (The), 6.125%, 02/15/33	6,252
5,000	United Technologies Corp., 6.125%, 02/01/19	5,961

		12,213

	Construction & Engineering — 0.1%
5,000	ABB Finance USA, Inc., 2.875%, 05/08/22	4,873

	Electrical Equipment — 0.1%
5,000	Eaton Corp., 6.950%, 03/20/19	5,995

	Road & Rail — 0.7%
5,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	5,979
5,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	6,098
5,000	CSX Corp., 5.600%, 05/01/17	5,646
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,745
4,000	Ryder System, Inc., 2.350%, 02/26/19	3,983

		27,451

	Total Industrials	50,532

	Information Technology — 1.0%
	Computers & Peripherals — 0.1%
5,000	EMC Corp., 2.650%, 06/01/20	5,002

	Electronic Equipment, Instruments & Components — 0.1%
5,000	Arrow Electronics, Inc., 7.500%, 01/15/27	5,933

	Internet Software & Services — 0.1%
5,000	eBay, Inc., 2.600%, 07/15/22	4,708

	IT Services — 0.2%
5,000	International Business Machines Corp., 7.000%, 10/30/25	6,462

	Office Electronics — 0.1%
5,000	Xerox Corp., 2.750%, 03/15/19	5,061

	Semiconductors & Semiconductor Equipment — 0.1%
5,000	Intel Corp., 3.300%, 10/01/21	5,128

	Software — 0.3%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,634

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — Continued
5,000	Oracle Corp., 5.750%, 04/15/18	5,804

		11,438

	Total Information Technology	43,732

	Materials — 0.7%
	Chemicals — 0.2%
2,000	Dow Chemical Co. (The), 5.700%, 05/15/18	2,295
5,000	E.I. du Pont de Nemours & Co., 6.000%, 07/15/18	5,842

		8,137

	Metals & Mining — 0.5%
4,000	BHP Billiton Finance USA Ltd., (Australia), 6.500%, 04/01/19	4,834
5,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	5,076
5,000	Nucor Corp., 5.750%, 12/01/17	5,710
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	5,245

		20,865

	Total Materials	29,002

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	6,221
5,000	5.500%, 02/01/18	5,686
5,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.654%, 06/15/30	7,215
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,487
	Verizon Communications, Inc.,
10,000	5.150%, 09/15/23	10,953
5,000	5.550%, 02/15/16	5,454

		41,016

	Wireless Telecommunication Services — 0.4%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,705
5,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	5,127
5,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	5,349

		16,181

	Total Telecommunication Services	57,197

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Utilities — 1.2%
	Electric Utilities — 0.8%
2,000	Alabama Power Co., Series 13-A, 3.550%, 12/01/23	2,030
5,000	Appalachian Power Co., 7.000%, 04/01/38	6,444
5,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,803
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,932
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,707
5,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	6,060
5,000	Public Service Co. of Colorado, 6.500%, 08/01/38	6,591
3,000	Virginia Electric and Power Co., 4.450%, 02/15/44	3,026

		34,593

	Gas Utilities — 0.3%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	6,430
5,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	6,027

		12,457

	Independent Power Producers & Energy Traders — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	1,056

	Multi-Utilities — 0.1%
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,686

	Total Utilities	51,792

	Total Corporate Bonds (Cost $755,142)	751,232

SHARES
Exchange Traded Fund — 5.1%
	Fixed Income — 5.1%
1,996	iShares Core Total U.S. Bond Market ETF (Cost $216,687)	216,107

PRINCIPAL AMOUNT($)
Foreign Government Security — 0.1%
3,000	Mexico Government International Bond, (Mexico), 5.550%, 01/21/45 (Cost $2,984)	3,120

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 61.3%
	Fixed Income — 61.3%
34,817	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	342,944
19,653	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	161,941
188	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	1,735
105,243	JPMorgan High Yield Fund, Class R6 Shares (b)	853,518
107,418	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares (b)	1,217,040

	Total Investment Companies (Cost $2,593,359)	2,577,178

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 14.4%
	U.S. Treasury Bonds,
65,000	4.500%, 08/15/39	76,223
40,000	6.000%, 02/15/26 (m)	52,781
	U.S. Treasury Notes,
55,000	0.875%, 07/31/19	52,697
25,000	1.375%, 06/30/18	25,096
120,000	1.750%, 10/31/18	121,894
150,000	1.875%, 08/31/17	154,828
70,000	2.000%, 02/15/22	68,250
50,000	3.125%, 10/31/16	53,355

	Total U.S. Treasury Obligations (Cost $628,736)	605,124

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
65,132	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $65,132)	65,132

	Total Investments — 100.9% (Cost $4,281,291)	4,237,232
	Liabilities in Excess of Other Assets — (0.9)%	(36,264)

	NET ASSETS — 100.0%	$4,200,968

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	7

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	— Exchange Traded Fund
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of February 28, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	9

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

SmartAllocation Income Fund
ASSETS:
Investments in non-affiliates, at value	$1,594,922
Investments in affiliates, at value	2,642,310

Total investment securities, at value	4,237,232
Receivables:
Interest from non-affiliates	11,433
Dividends from affiliates	8,358
Due from Adviser	307

Total Assets	4,257,330

LIABILITIES:
Payables:
Investment securities purchased	13,527
Accrued liabilities:
Shareholder servicing fees	781
Distribution fees	62
Custodian and accounting fees	9,724
Trustees’ and Chief Compliance Officer’s fees	6
Audit fees	25,965
Transfer agent fees	3,169
Other	3,128

Total Liabilities	56,362

Net Assets	$4,200,968

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

SmartAllocation Income Fund
NET ASSETS:
Paid-in-Capital	$4,217,757
Accumulated undistributed (distributions in excess of) net investment income	16,537
Accumulated net realized gains (losses)	10,733
Net unrealized appreciation (depreciation)	(44,059)

Total Net Assets	$4,200,968

Net Assets:
Class A	$71,196
Class C	51,597
Class R2	51,811
Class R5	52,417
Class R6	52,458
Select Class	3,921,489

Total	$4,200,968

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	4,771
Class C	3,463
Class R2	3,475
Class R5	3,507
Class R6	3,510
Select Class	262,577

Net Asset Value (a):
Class A — Redemption price per share	$14.92
Class C — Offering price per share (b)	14.90
Class R2 — Offering and redemption price per share	14.91
Class R5 —Offering and redemption price per share	14.94
Class R6 — Offering and redemption price per share	14.95
Select Class — Offering and redemption price per share	14.93
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.50

Cost of investments in non-affiliates	$1,622,800
Cost of investments in affiliates	2,658,491

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	11

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014

SmartAllocation Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$28,661
Dividend income from non-affiliates	3,668
Dividend income from affiliates	100,720

Total investment income	133,049

EXPENSES:
Investment advisory fees	12,313
Administration fees	3,444
Distribution fees:
Class A	131
Class C	381
Class R2	255
Shareholder servicing fees:
Class A	131
Class C	127
Class R2	128
Class R5	25
Select Class	9,618
Custodian and accounting fees	29,345
Professional fees	36,102
Trustees’ and Chief Compliance Officer’s fees	45
Printing and mailing costs	13,852
Registration and filing fees	69,564
Transfer agent fees	9,765
Offering costs	35,609
Other	7,266

Total expenses	228,101

Less amounts waived	(15,837)
Less expense reimbursements	(194,125)

Net expenses	18,139

Net investment income (loss)	114,910

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(6,690)
Investments in affiliates	(3,276)

Net realized gains (losses)	(9,966)

Distributions of capital gains received from investment company affiliates	22,543

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(23,189)
Investments in affiliates	(63,415)

Change in net unrealized appreciation/depreciation	(86,604)

Net realized/unrealized gains (losses)	(74,027)

Change in net assets resulting from operations	$40,883

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	SmartAllocation Income Fund
	Year Ended 2/28/2014	Period Ended 2/28/2013 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$114,910	$74,992
Net realized gain (loss)	(9,966)	15,652
Distributions of capital gains received from investment company non-affiliates	—	986
Distributions of capital gains received from investment company affiliates	22,543	3,662
Change in net unrealized appreciation/depreciation	(86,604)	42,545

Change in net assets resulting from operations	40,883	137,837

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,381)	(692)
From net realized gains	(147)	(60)
Class C
From net investment income	(1,164)	(565)
From net realized gains	(146)	(60)
Class R2
From net investment income	(1,272)	(628)
From net realized gains	(146)	(60)
Class R5
From net investment income	(1,580)	(807)
From net realized gains	(148)	(61)
Class R6
From net investment income	(1,600)	(819)
From net realized gains	(148)	(61)
Select Class
From net investment income	(111,919)	(56,704)
From net realized gains	(11,058)	(4,540)

Total distributions to shareholders	(130,709)	(65,057)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	152,957	4,065,057

NET ASSETS:
Change in net assets	63,131	4,137,837
Beginning of period	4,137,837	—

End of period	$4,200,968	$4,137,837

Accumulated undistributed (distributions in excess of) net investment income	$16,537	$18,807

(a)	Commencement of operations was June 29, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	13

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	SmartAllocation Income Fund
	Year Ended 2/28/2014	Period Ended 2/28/2013 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$18,998	$50,000
Distributions reinvested	1,528	752

Change in net assets resulting from Class A capital transactions	$20,526	$50,752

Class C
Proceeds from shares issued	$—	$50,000
Distributions reinvested	1,310	625

Change in net assets resulting from Class C capital transactions	$1,310	$50,625

Class R2
Proceeds from shares issued	$—	$50,000
Distributions reinvested	1,418	688

Change in net assets resulting from Class R2 capital transactions	$1,418	$50,688

Class R5
Proceeds from shares issued	$—	$50,000
Distributions reinvested	1,728	868

Change in net assets resulting from Class R5 capital transactions	$1,728	$50,868

Class R6
Proceeds from shares issued	$—	$50,000
Distributions reinvested	1,748	880

Change in net assets resulting from Class R6 capital transactions	$1,748	$50,880

Select Class
Proceeds from shares issued	$3,250	$3,750,000
Distributions reinvested	122,977	61,244

Change in net assets resulting from Select Class capital transactions	$126,227	$3,811,244

Total change in net assets resulting from capital transactions	$152,957	$4,065,057

(a)	Commencement of operations was June 29, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

	SmartAllocation Income Fund
	Year Ended 2/28/2014	Period Ended 2/28/2013 (a)
SHARE TRANSACTIONS:
Class A
Issued	1,284	3,333
Reinvested	104	50

Change in Class A Shares	1,388	3,383

Class C
Issued	—	3,333
Reinvested	89	41

Change in Class C Shares	89	3,374

Class R2
Issued	—	3,333
Reinvested	96	46

Change in Class R2 Shares	96	3,379

Class R5
Issued	—	3,333
Reinvested	117	57

Change in Class R5 Shares	117	3,390

Class R6
Issued	—	3,333
Reinvested	119	58

Change in Class R6 Shares	119	3,391

Select Class
Issued	213	250,000
Reinvested	8,348	4,016

Change in Select Class Shares	8,561	254,016

(a)	Commencement of operations was June 29, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	15

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
SmartAllocation Income Fund
Class A
Year Ended February 28, 2014	$15.27	$0.38	$(0.29)	$0.09	$(0.40)	$(0.04)	$(0.44)
June 29, 2012 (i) through February 28, 2013	15.00	0.26	0.24	0.50	(0.21)	(0.02)	(0.23)

Class C
Year Ended February 28, 2014	15.25	0.31	(0.28)	0.03	(0.34)	(0.04)	(0.38)
June 29, 2012 (i) through February 28, 2013	15.00	0.20	0.24	0.44	(0.17)	(0.02)	(0.19)

Class R2
Year Ended February 28, 2014	15.26	0.34	(0.28)	0.06	(0.37)	(0.04)	(0.41)
June 29, 2012 (i) through February 28, 2013	15.00	0.23	0.24	0.47	(0.19)	(0.02)	(0.21)

Class R5
Year Ended February 28, 2014	15.28	0.45	(0.29)	0.16	(0.46)	(0.04)	(0.50)
June 29, 2012 (i) through February 28, 2013	15.00	0.30	0.24	0.54	(0.24)	(0.02)	(0.26)

Class R6
Year Ended February 28, 2014	15.28	0.46	(0.28)	0.18	(0.47)	(0.04)	(0.51)
June 29, 2012 (i) through February 28, 2013	15.00	0.31	0.23	0.54	(0.24)	(0.02)	(0.26)

Select Class
Year Ended February 28, 2014	15.27	0.42	(0.28)	0.14	(0.44)	(0.04)	(0.48)
June 29, 2012 (i) through February 28, 2013	15.00	0.28	0.24	0.52	(0.23)	(0.02)	(0.25)

(a)	Annualized for periods less than one year.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 28, 2014 and for the period ended February 28, 2013.
(i)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss) (b)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (c)(g)

$14.92	0.71%	$71,196	0.68	%(h)	2.58	%(h)	5.67	%(h)	29%
15.27	3.31	51,642	0.69	(h)	2.54	(h)	5.77	(h)	12

14.90	0.28	51,597	1.18	(h)	2.06	(h)	6.30	(h)	29
15.25	2.92	51,472	1.19	(h)	2.03	(h)	6.26	(h)	12

14.91	0.49	51,811	0.93	(h)	2.31	(h)	6.05	(h)	29
15.26	3.11	51,557	0.94	(h)	2.28	(h)	6.01	(h)	12

14.94	1.16	52,417	0.23	(h)	3.01	(h)	5.35	(h)	29
15.28	3.61	51,796	0.24	(h)	2.98	(h)	5.31	(h)	12

14.95	1.26	52,458	0.18	(h)	3.06	(h)	5.30	(h)	29
15.28	3.63	51,811	0.20	(h)	3.02	(h)	5.26	(h)	12

14.93	0.98	3,921,489	0.43	(h)	2.81	(h)	5.55	(h)	29
15.27	3.44	3,879,559	0.44	(h)	2.78	(h)	5.51	(h)	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
SmartAllocation Income Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

The Fund commenced operations on June 29, 2012. Prior to May 14, 2013, the Fund was not publicly offered for investment.

The investment objective of the Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date. Equity securities, including investments in Exchange Traded Funds (“ETFs”), listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

18	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,858,417	$1,378,815	$—	$4,237,232

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of Investment Companies and an ETF. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2014.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of February 28, 2014, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A under the Securities Act.

C. Offering and Organization Costs — Total offering costs of $105,668 paid in connection with the offering of shares of the Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time it commenced operations. For the year ended February 28, 2014, total offering costs amortized were $35,609.

D. Investment Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by the Adviser or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the following to be affiliated issuers. Included in the Realized Gain (Loss) amounts in the table below are distributions of realized capital gains, if any, by the affiliated Underlying Funds:

	For the year ended February 28, 2014
Affiliate	Value at February 28, 2013	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at February 28, 2014	Value at February 28, 2014
JPMorgan Corporate Bond Fund, Class R6	$—	$357,128	$11,500	$(483)	$7,628	34,817	$342,944
JPMorgan Emerging Markets Debt Fund, Class R6 Shares	239,432	34,933	90,000	(3,421)	10,932	19,653	161,941
JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	86,680	5,047	83,212	(6,166)	548	188	1,735
JPMorgan Floating Rate Income Fund, Select Class Shares	212,666	1,651	216,438	7,911	1,652	—	—
JPMorgan High Yield Fund, Class R6 Shares	517,521	383,209	37,200	19,939	42,996	105,243	853,518
JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	1,330,999	37,956	125,000	1,486	36,950	107,418	1,217,040
JPMorgan Prime Money Market Fund, Institutional Class Shares	15,329	808,338	758,536	1	14	65,132	65,132

Total	$2,402,627			$19,267	$100,720		$2,642,310

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

The Fund invests in Underlying Funds and, as a result, bears a portion of the expenses incurred by these Underlying Funds. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds are waived as described in Note 3.F.

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$(77)	$1,736	$(1,659)

The reclassifications for the Fund relate primarily to investments in regulated investment companies.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2014, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

20	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2014, the Distributor did not retain any front-end sales charges or CDSC.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund and Underlying Funds (excluding dividend expense related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan incurred by the Fund and any Underlying Fund and acquired fund fees incurred by an Underlying Fund) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class R6	Select Class
0.98%	1.48%	1.23%	0.53%	0.48%	0.73%

The expense limitation agreement was in effect for the year ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014.

For the year ended February 28, 2014, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$12,313	$3,444	$80	$15,837	$194,125

The Underlying Funds may impose separate advisory and shareholder servicing fees. The Fund’s Distributor has agreed to waive the Fund’s fees in the weighted average pro-rata amount of the shareholder servicing fees charged by the affiliated Underlying Funds. These waivers may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fee up to 0.25% for Class A, Class C, Class R2 and Select Class Shares and up to 0.05% with respect to Class R5 Shares.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 28, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the year ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$1,230,489	$997,378	$144,114	$179,685

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,285,293	$18,911	$66,972	$(48,061)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2014 was as follows:

Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$129,925	$784	$130,709

The tax character of distributions paid during the period ended February 28, 2013 was as follows:

Ordinary Income	Total Distributions Paid
$65,057	$65,057

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$16,551	$14,736	$(48,061)

The cumulative timing differences primarily consist of wash sale loss deferrals.

As of February 28, 2014, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

22	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Because of the Fund’s investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, foreign and emerging markets securities, and convertible securities. These securities are subject to risks specific to their structure, sector or market.

In addition, the Underlying Funds may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Specific risks and concentrations present in the Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

As of February 28, 2014, substantially all of the Fund’s shares were held by the Adviser.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan SmartAllocation Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan SmartAllocation Income Fund at February 28, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 29, 2012 (commencement of operations) through February 28, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

24	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	25

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trust since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Fund’s investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

26	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.
***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004-2413.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	27

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
SmartAllocation Income Fund
Class A
Actual	$1,000.00	$1,037.60	$3.23	0.64%
Hypothetical	1,000.00	1,021.62	3.21	0.64
Class C
Actual	1,000.00	1,035.00	5.75	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class R2
Actual	1,000.00	1,036.30	4.49	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R5
Actual	1,000.00	1,040.00	0.96	0.19
Hypothetical	1,000.00	1,023.85	0.95	0.19
Class R6
Actual	1,000.00	1,040.30	0.71	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14
Select Class
Actual	1,000.00	1,038.90	1.97	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

28	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2014

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon Fund’s income and distributions for the taxable year ended February 28, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Long Term Capital Gain Notice

The Fund distributed $784, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2014.

Treasury Income

The Fund had 6.200%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2014.

FEBRUARY 28, 2014	JPMORGAN SMARTALLOCATION FUNDS	29

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014.	AN-SAINC-214

Annual Report

J.P. Morgan Tax Aware Funds

February 28, 2014

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act — the president’s signature domestic policy initiative — led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index closed at a record high on the final day of the reporting period and returned 22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets Index (net of foreign withholding taxes) returned 0.94% for the 12-month period, while the Barclays Emerging Markets Debt Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index of returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	1

J.P. Morgan Tax Aware Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Fixed income markets were marked by overall weakness and intermittent volatility throughout the reporting period. Uncertainty about future monetary policy from the U.S. Federal Reserve (the “Fed”) and mixed economic data in both the U.S. and Europe weighed on financial markets during the first half of the period. The Fed’s announcement in May 2013 that economic growth had become sufficient enough to consider tapering off its Quantitative Easing program drove down prices for U.S. Treasuries and briefly pushed equity prices lower. Improving economic data in the second half of the period drove equity prices to new highs in the U.S. and Japan and in December, the Fed’s decision to trim its monthly asset purchases by $10 billion sparked a rally in developed market equity prices and a flow of investment capital out of emerging markets. The Fed’s move — and a further $10 billion cut in asset purchases in February — bolstered expectations of rising inflation, which further weakened bond prices, particularly in longer maturities.

During most of the reporting period, the municipal bond sector struggled against a backdrop of rising interest rates and financial crises in Detroit and Puerto Rico that discouraged investors and fueled asset outflows from the sector. After recording its worst performance in 19 years during calendar 2013, the muni market recovered slightly in early 2014, and the Barclays Municipal Bond Index returned — 0.21% for the 12 months ended February 28, 2014.

2	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.05%
Barclays High Yield Municipal Bond Index	-1.59%

Net Assets as of 2/28/2014 (In Thousands)	$94,306
Duration as of 2/28/2014	5.5 years

INVESTMENT OBJECTIVE*

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended February 28, 2014, the Fund’s Select Share Class outperformed the Barclays High Yield Municipal Bond Index (the “Benchmark”). The Fund’s shorter duration compared with the Benchmark helped relative performance, as interest rates rose during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Taxable high yield securities (also known as “junk bonds”) outperformed municipal securities during the reporting period and the Fund’s allocation to the high yield asset class contributed to relative performance.

The Fund’s position in leveraged bonds also helped relative performance, as leveraged bonds outperformed municipal bonds during the reporting period. The Fund’s security selection and underweight positions in the health care, information technology and services sectors contributed to performance relative to the Benchmark.

The Fund’s security selection in the broadcasting segment of the media/telecommunications sector detracted from relative performance for the period. The Fund’s overweight position and security selection in the metals/mining sector also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s assets were invested among various sectors, including both high-grade and high yield securities. Sector allocations were determined by input from analyst teams organized by sector that assessed relative value and risk, among other factors.

The Fund’s portfolio managers allocated the majority of the Fund’s assets to municipal securities and invested the remainder of the Fund’s assets mostly in taxable high yield securities. During the reporting period, the Fund lowered its allocation to taxable high yield securities.

PORTFOLIO COMPOSITION***
Municipal Bonds	77.1%
Loan Assignments	15.2
Short-Term Investment	7.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014
		1 YEAR			5 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	9/17/07
Without Sales Charge		(0.15)%	(0.48)%	0.72%	7.01%	6.58%	5.89%	4.98%	4.57%	4.30%
With Sales Charge*		(3.87)	(4.20)	(1.42)	6.18	5.76	5.23	4.36	3.95	3.80
CLASS C SHARES	9/17/07
Without CDSC		(0.58)	(0.85)	0.32	6.46	6.13	5.44	4.45	4.12	3.85
With CDSC**		(1.58)	(1.85)	(0.24)	6.46	6.13	5.44	4.45	4.12	3.85
SELECT CLASS SHARES	9/17/07	0.05	(0.31)	0.86	7.11	6.71	6.03	5.08	4.68	4.42

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (9/17/07 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Tax Aware High Income Fund, the Barclays Municipal Bond Index, the Barclays High Yield Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Index from September 17, 2007 to February 28, 2014. The performance of the Lipper General & Insured Municipal Debt Funds Index reflects an initial investment at the end of month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Municipal Bond Index and the Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper

General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)	0.55%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	0.76%

Net Assets as of 2/28/2014 (In Thousands)	$436,606
Duration as of 2/28/2014	0.93 years

INVESTMENT OBJECTIVE

The JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to provide a positive total return in diverse market environments and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index. The Fund (Select Class Shares) underperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index for the 12 months ended February 28, 2014.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

The reporting period presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and the U.S. Federal Reserve’s decision to begin tapering off its asset purchase program. However, interest rates stabilized in the final two months of the period and fixed-income securities recovered somewhat.

During the reporting period, the Fund invested the majority of its assets in municipal bonds and a portion of its assets in derivatives, including credit default swaps. The Fund’s investments in municipal bonds were the largest contributors to absolute performance for the period. The Fund used interest-rate derivatives in an attempt to minimize the impact of movements in interest rates on the Fund’s holdings. This hedging strategy produced a positive absolute return for the reporting period.

The Fund also used short positions in certain sovereign and corporate credits and credit indexes as a hedging strategy. Exposure to this sector detracted from absolute performance for the reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities in the municipal bond market stemming from increased volatility, supply pressures and headline credit risk.

In addition, when the Fund’s portfolio managers believed that credit default swaps were attractively valued, they used these instruments to initiate long and short exposures in different areas of the fixed income market. The Fund also used interest-rate derivatives during the reporting period in an attempt to minimize the impact of movement in interest rates on the Fund’s holdings.

PORTFOLIO COMPOSITION***
Municipal Bonds	43.1%
Weekly Demand Notes	32.8
Daily Demand Notes	18.5
Quarterly Demand Notes	1.8
Others (each less than 1.0%)	3.6
Short-Term Investments	0.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014
		1 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	3/1/11
Without Sales Charge		0.45%	0.20%	0.41%	2.01%	1.78%	1.58%
With Sales Charge*		(3.30)	(3.54)	(1.71)	0.71	0.49	0.58
CLASS C SHARES	3/1/11
Without CDSC		(0.18)	(0.43)	(0.09)	1.33	1.12	0.96
With CDSC**		(1.17)	(1.42)	(0.65)	1.33	1.12	0.96
SELECT CLASS SHARES	3/1/11	0.55	0.30	0.51	2.09	1.87	1.66

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (3/1/11 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2011.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Income Opportunities Fund, the Barclays Competitive Intermediate Municipal (1-17 Year) Maturities Index, the iMoneyNet Tax Free National Average and the Lipper General & Insured Municipal Debt Funds Index from March 1, 2011 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Barclays Competitive Intermediate Municipal (1-17 Year) Maturities Index and the iMoneyNet Tax Free National Average does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Competitive Intermediate Municipal (1-17 Year) Maturities Index represents the performance of municipal bonds with maturities from 1-17 years. The iMoneyNet Tax Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
40	Constar International, Inc., 11.000%, 12/31/17 (d) (i) (Cost $38)	17

Municipal Bonds — 80.7% (t)
	Alabama — 0.6%
	Other Revenue — 0.6%
250	Alabama 21st Century Authority, Series A, Rev., 4.000%, 06/01/16	269
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	252

	Total Alabama	521

	Alaska — 1.1%
	Other Revenue — 1.1%
215	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	231
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	350
300	Alaska Student Loan Corp., Education Loan, Series A, Rev., 5.000%, 06/01/18	322
135	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	129

	Total Alaska	1,032

	Arizona — 1.6%
	Education — 0.4%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	340
30	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	30

		370

	Hospital — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	110

	Other Revenue — 0.5%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	238
200	Maricopa County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	201

		439

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.6%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	615

	Total Arizona	1,534

	Arkansas — 0.1%
	Housing — 0.1%
75	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	77

	California — 3.4%
	General Obligation — 1.0%
100	Los Angeles Unified School District, Series A-1, GO, NATL-RE, 5.000%, 07/01/17	102
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	403
135	San Mateo Union High School District, Capital Appreciation, GO, BAN, Zero Coupon, 02/15/15 (p)	135
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	49
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	225

		914

	Hospital — 0.1%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	109

	Housing — 0.0% (g)
15	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	16

	Other Revenue — 1.4%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Rev., AGM, Zero Coupon, 08/01/30	89
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	272
	Los Angeles Department of Water & Power, Water System,
500	Series B, Rev., 5.000%, 07/01/43	536
350	Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	375

		1,272

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — 0.7%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	476
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	215

		691

	Utility — 0.2%
200	Los Angeles Department of Water & Power, Power System, Subseries A-1, Rev., 5.250%, 07/01/38	223

	Total California	3,225

	Colorado — 1.5%
	Certificate of Participation/Lease — 0.4%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	347

	General Obligation — 0.6%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	529

	Housing — 0.0% (g)
35	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	35

	Other Revenue — 0.5%
320	City & County of Denver, Series A, Rev., AMT, 5.500%, 11/15/19	385
100	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	119

		504

	Total Colorado	1,415

	Connecticut — 2.0%
	Other Revenue — 2.0%
500	Connecticut State Health & Educational Facility Authority, Yale University, Series Z-2, Rev., 5.050%, 07/01/42	546
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
1,000	Series A, Rev., 4.000%, 11/15/19	1,079
200	Series A, Rev., 5.250%, 11/15/24	226

	Total Connecticut	1,851

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Delaware — 0.1%
	Housing — 0.1%
55	Delaware State Housing Authority, Senior Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	56

	District of Columbia — 1.4%
	Other Revenue — 1.4%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	110
230	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	239
	District of Columbia, Ballpark,
240	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/19	252
115	Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	123
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	219
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	114
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	228

	Total District of Columbia	1,285

	Florida — 7.7%
	Certificate of Participation/Lease — 0.2%
200	Miami-Dade County School Board, Series A, COP, NATL-RE-IBC FGIC, 5.000%, 05/01/23	222

	General Obligation — 0.3%
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	226

	Housing — 0.7%
570	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	619

	Other Revenue — 6.4%
30	Broward County Airport System Revenue, Series L, Rev., AMBAC, 5.000%, 10/01/14 (p)	31
45	Broward County Airport System Revenue, Unrefunded Balance, Series L, Rev., AMBAC, 5.000%, 10/01/14	46
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	551

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	231
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	111
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18 (w)	223
150	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	163
380	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	395
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	220
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	538
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	533
750	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	826
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	169
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	320
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	637
500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	547
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	520

		6,061

	Prerefunded — 0.1%
100	Miami-Dade County Expressway Authority, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/14 (p)	102

	Total Florida	7,230

	Georgia — 3.3%
	Other Revenue — 3.2%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	496

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	514
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	277
	Georgia Housing & Finance Authority, Non Single Family,
165	Series B, Rev., 4.000%, 12/01/29	176
500	Subseries A-1, Rev., 4.000%, 06/01/44 (w)	548
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	325
120	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/15	125
	Private Colleges & Universities Authority, Mercer University Project,
300	Series A, Rev., 4.000%, 10/01/14	305
200	Series C, Rev., 5.000%, 10/01/16	217

		2,983

	Utility — 0.1%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	102

	Total Georgia	3,085

	Guam — 0.2%
	Other Revenue — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	213

	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	116

	Idaho — 0.9%
	General Obligation — 0.9%
750	City of Nampa, GO, 5.000%, 08/01/21	889

	Illinois — 3.5%
	Education — 0.1%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	113

	General Obligation — 0.9%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	140
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	60
410	Series C, GO, 5.250%, 12/01/32	476

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	170

		846

	Housing — 0.1%
110	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	117

	Other Revenue — 2.1%
205	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	230
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	516
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	174
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	215
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	314
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	110
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	209
130	Rev., 5.250%, 06/01/21	152

		1,920

	Transportation — 0.3%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	317

	Total Illinois	3,313

	Indiana — 2.1%
	Other Revenue — 2.1%
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	110
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	78
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17	281
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	170
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	256

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
	Indiana Housing & Community Development Authority, Home First Program,
80	Series A, GO, GNMA/FNMA COLL, 4.500%, 06/01/28	86
130	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	142
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	276
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	588

	Total Indiana	1,987

	Iowa — 0.1%
	Housing — 0.1%
50	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	53

	Kansas — 0.4%
	Hospital — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	227

	Housing — 0.2%
180	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	186

	Total Kansas	413

	Kentucky — 0.3%
	Housing — 0.1%
65	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	69

	Other Revenue — 0.2%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 1.650%, 04/03/17	254

	Total Kentucky	323

	Louisiana — 1.1%
	Housing — 0.0% (g)
25	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	26

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 0.9%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
70	Series A-1, Rev., GNMA/FNMA/FHLMC, 2.950%, 04/01/15	71
95	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	97
35	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	37
85	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	85
300	Louisiana State University and Agricultural and Mechanical College, Rev., 5.000%, 07/01/24	345
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	260

		895

	Transportation — 0.2%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	143

	Total Louisiana	1,064

	Maine — 0.9%
	Other Revenue — 0.9%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	332
450	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	478

	Total Maine	810

	Maryland — 0.6%
	Special Tax — 0.5%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, GO, 5.000%, 07/01/21	463

	Transportation — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	106

	Total Maryland	569

	Massachusetts — 5.7%
	Education — 1.3%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	411
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	674

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — Continued
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	111

		1,196

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	152

	Other Revenue — 3.8%
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	557
	Massachusetts Housing Finance Agency, Single Family Housing,
530	Series 160, Rev., AMT, 3.750%, 06/01/34	548
1,000	Series 169, Rev., 4.000%, 12/01/44 (w)	1,089
750	Massachusetts Port Authority, Series A, Rev., AMT, 5.000%, 07/01/37	784
500	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	593

		3,571

	Transportation — 0.4%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	371

	Water & Sewer — 0.1%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	118

	Total Massachusetts	5,408

	Michigan — 2.1%
	General Obligation — 0.6%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16 (d)	47
500	Detroit City School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	557

		604

	Other Revenue — 1.5%
105	City of Detroit, Sewage Disposal System, Senior Lien, Series B, Rev., NATL-RE, 5.500%, 07/01/16	106
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	472

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	225
	Wayne County Airport Authority, Detroit Metropolitan Airport,
400	Series B, Rev., AMT, 5.000%, 12/01/21	444
150	Series D, Rev., 5.000%, 12/01/18	171

		1,418

	Total Michigan	2,022

	Minnesota — 2.3%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	211

	Housing — 0.1%
79	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	83

	Other Revenue — 2.0%
365	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	392
200	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essential Health, Series A, Rev., 4.750%, 02/15/15 (i)	200
115	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	123
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	111
300	Rev., 5.250%, 08/01/26	334
635	Minnesota Housing Finance Agency, Residential Housing Finance, Series A, Rev., 4.000%, 07/01/38 (w)	693

		1,853

	Total Minnesota	2,147

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	185

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
100	Series A, Rev., 5.250%, 01/01/34	115

	Total Mississippi	300

	Missouri — 1.4%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	282

	Housing — 0.0% (g)
30	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	32

	Other Revenue — 0.6%
165	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	176
130	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A-1, Rev., AMT, GNMA/FNMA, 5.150%, 09/01/34	133
220	Missouri Housing Development Commission, Single Family Mortgage, Non AMT, Non ACE, Special Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	240

		549

	Transportation — 0.5%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	463

	Total Missouri	1,326

	Montana — 0.9%
	Housing — 0.0% (g)
25	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	25

	Other Revenue — 0.9%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	108
435	Montana Board of Housing, Single Family Home Ownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	450
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	230

		788

	Total Montana	813

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Nebraska — 0.8%
	General Obligation — 0.8%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	364
285	GO, 5.250%, 04/01/27	355

	Total Nebraska	719

	Nevada — 0.2%
	Certificate of Participation/Lease — 0.1%
95	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/17	101

	General Obligation — 0.1%
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	53

	Total Nevada	154

	New Hampshire — 0.7%
	Other Revenue — 0.7%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	248
100	Rev., NATL-RE, 5.500%, 06/01/27	125
120	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	127
145	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	157

	Total New Hampshire	657

	New Jersey — 2.8%
	Other Revenue — 2.4%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	505
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	290
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/15	537
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	561
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	219
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	215

		2,327

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — 0.4%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	352

	Total New Jersey	2,679

	New Mexico — 0.9%
	Housing — 0.0% (g)
15	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	17

	Other Revenue — 0.9%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	416
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	59
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
165	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	182
145	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	154

		811

	Total New Mexico	828

	New York — 6.6%
	General Obligation — 0.6%
500	City of New York, Series I, GO, 5.000%, 08/01/21	595

	Other Revenue — 4.3%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	534
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	271
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	269
240	Rev., 5.375%, 06/15/43	260
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	549
200	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	202
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	393
390	Series B, Rev., 5.500%, 10/15/30	486

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	371
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	280
440	Port Authority of New York & New Jersey, Consolidated, 143rd Series, Rev., 5.000%, 10/01/25	469

		4,084

	Prerefunded — 0.3%
250	New York Mortgage Agency, Homeowner Mortgage, Series 130, Rev., AMT, 4.400%, 03/13/14 (p)	250

	Special Tax — 0.9%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	344
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	532

		876

	Water & Sewer — 0.5%
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	433

	Total New York	6,238

	North Carolina — 0.1%
	Housing — 0.1%
80	North Carolina Housing Finance Agency, Home Ownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	83

	North Dakota — 0.3%
	Other Revenue — 0.3%
235	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A, Rev., 3.750%, 07/01/42	244

	Ohio — 3.5%
	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.250%, 12/01/25	222
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	55

		277

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.4%
40	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	41
345	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	358

		399

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	299

	Other Revenue — 2.5%
100	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	113
260	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	286
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	102
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	193
	Ohio Housing Finance Agency, Single Family Mortgage,
210	Series 1, Rev., 5.000%, 11/01/28	226
165	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	180
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	572
500	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health Systems, Rev., 5.000%, 12/01/14	506
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	160

		2,338

	Total Ohio	3,313

	Oklahoma — 0.3%
	Other Revenue — 0.3%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	246

	Oregon — 1.4%
	General Obligation — 0.4%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	204

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	25
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	120

		349

	Other Revenue — 0.9%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	361
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	219
55	Series B, Rev., AMT, 5.000%, 07/01/30	59
215	Port of Portland, International Airport, Rev., AMT, 5.000%, 07/01/19	253

		892

	Prerefunded — 0.1%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/14 (p)	76

	Total Oregon	1,317

	Pennsylvania — 4.4%
	Industrial Development Revenue/Pollution Control Revenue — 0.8%
750	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, 1.375%, 02/01/17	752

	Other Revenue — 3.5%
	Allegheny County Airport Authority, Pittsburgh International Airport,
305	Series A-1, Rev., 5.000%, 01/01/26	330
500	Series A-1, Rev., AMT, 5.000%, 01/01/22	556
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	187
500	Beaver County IDA, Non AMT, Non ACE, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	497
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	690
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
290	Series 112, Rev., 5.000%, 04/01/28	313
425	Series 96-B, Rev., 3.950%, 10/01/16	455

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	268

		3,296

	Prerefunded — 0.1%
150	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/14 (p)	150

	Total Pennsylvania	4,198

	Puerto Rico — 0.5%
	General Obligation — 0.2%
200	Commonwealth of Puerto Rico, Public Improvement, GO, FGIC, 5.500%, 07/01/14	198

	Other Revenue — 0.3%
	Puerto Rico Highways and Transportation Authority,
160	Series CC, Rev., 5.000%, 07/01/16	146
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	26
	Puerto Rico Highways and Transportation Authority, Unrefunded Balance,
95	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	94
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	24

		290

	Total Puerto Rico	488

	Rhode Island — 0.3%
	Other Revenue — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	278

	South Carolina — 0.6%
	Other Revenue — 0.6%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	582

	South Dakota — 0.2%
	Other Revenue — 0.2%
210	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	226

	Tennessee — 1.2%
	Other Revenue — 0.9%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	138

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	15

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
130	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/23	146
	Tennessee Housing Development Agency, Home Ownership Program,
315	Series 1-A, Rev., AMT, 4.500%, 01/01/38	335
185	Series A, Rev., AMT, 4.500%, 07/01/31	200

		819

	Utility — 0.3%
265	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	301

	Total Tennessee	1,120

	Texas — 4.7%
	Education — 0.3%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	107
140	University of Texas System, Series B, Rev., 5.250%, 07/01/28	173

		280

	General Obligation — 2.0%
100	Comal Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/01/33	111
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	287
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	89
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	249
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,138

		1,874

	Housing — 0.1%
80	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	83

	Industrial Development Revenue/Pollution Control Revenue — 1.2%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	110
1,000	Rev., 5.000%, 02/01/23	1,079

		1,189

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 1.1%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	157
155	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	168
190	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	206
395	University of Texas System, Series B, Rev., 5.250%, 07/01/30	487

		1,018

	Prerefunded — 0.0% (g)
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	19

	Total Texas	4,463

	Utah — 1.2%
	Certificate of Participation/Lease — 0.6%
450	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/32	547

	Other Revenue — 0.6%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	537
40	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/25	49

		586

	Total Utah	1,133

	Vermont — 0.3%
	Other Revenue — 0.3%
200	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	206
90	Vermont Housing Finance Agency, Single Family Housing, Series 22C, Rev., AMT, AGM, 4.550%, 11/01/20	91

	Total Vermont	297

	Virginia — 0.7%
	Other Revenue — 0.7%
50	Sussex County IDA, Atlantic Waste, Series A, Rev., VAR, 5.125%, 05/01/14	50
485	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	566

		616

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
		Prerefunded — 0.0% (g)
15		Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	18

		Total Virginia	634

		Washington — 2.0%
		General Obligation — 0.2%
220		State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	174

		Other Revenue — 1.8%
150		Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	170
300		City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	333
1,000		Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,105
135		Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	142

			1,750

		Total Washington	1,924

		Wisconsin — 0.7%
		Other Revenue — 0.7%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	381
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	277

		Total Wisconsin	658

		Wyoming — 0.6%
		Other Revenue — 0.6%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	409
180		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	184

		Total Wyoming	593

		Total Municipal Bonds (Cost $74,859)	76,149

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A, ADR (a) (i) (Cost $— (h))	—

SHARES		SECURITY DESCRIPTION	VALUE($)

Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A (a) (i) (Cost $9)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 15.9%
		Consumer Discretionary — 5.7%
		Auto Components — 0.2%
146		UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	145

		Automobiles — 0.3%
300		Chrysler Group LLC, 1st Lien Term Loan, VAR, 3.250%, 12/31/18 ^	298

		Distributors — 0.3%
247		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19 ^	247
30		VWR International Ltd., New USD Term Loan, VAR, 3.451%, 04/03/17	30

			277

		Hotels, Restaurants & Leisure — 1.6%
249		American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	250
80		Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.489%, 01/28/18	76
136		CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	136
69		Channel View Hotel Ltd., Term Loan, VAR, 4.250%, 05/08/20	69
—	(h)	FOCUS Brands, Inc., Refinancing Term Loan (First Lien), VAR, 5.500%, 02/21/18 ^	—	(h)
150		Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	157
50		Horseshoe Baltimore, Term Loan B, VAR, 8.250%, 07/02/20	52
148		Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18	148
		NPC International, Inc., Term Loan B,
58		VAR, 4.000%, 12/28/18	59
40		VAR, 4.000%, 12/28/18	40
		Scientific Games Corp., Initial Term Loan,
68		VAR, 4.250%, 10/18/20	68
59		VAR, 4.250%, 10/18/20	59
11		VAR, 4.250%, 10/18/20	11
7		VAR, 4.250%, 10/18/20	7
5		VAR, 4.250%, 10/18/20	5

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
149	Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	149
134	Station Casinos LLC, Term Loan, VAR, 5.000%, 03/01/20	134
	Wendy’s International, Inc., Term Loan,
89	VAR, 3.250%, 05/15/19	89
13	VAR, 3.250%, 05/15/19	13

		1,522

	Household Durables — 0.3%
64	Polarpak, Inc., 1st Lien Term Loan, VAR, 4.500%, 06/07/20	63
71	Tempur-Pedic International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	71
114	Wilsonart International, Inc., Term Loan, VAR, 4.000%, 10/31/19	114
35	WNA Holdings, USD Term Loans - US Borrower, VAR, 4.500%, 06/07/20	37

		285

	Internet & Catalog Retail — 0.1%
144	Leonardo Acquisition Corp., Term Loan, VAR, 4.250%, 01/29/21 ^	145

	Media — 1.7%
119	Cenveo Corp., Term Loan, VAR, 6.250%, 02/13/17	120
100	Deluxe Entertainment Services Group, Inc., 1st Lien Term Loan, VAR, 02/08/20 ^	100
77	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	77
51	NEP Broadcasting LLC, 1st Lien Term Loan, VAR, 4.25%, 01/22/20	51
97	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	99
500	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	499
56	Univision Communications, Inc., Replacement 1st-Lien Term Loan, VAR, 4.000%, 03/01/20	56
593	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	592

		1,594

	Multiline Retail — 0.5%
498	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	491

	Specialty Retail — 0.7%
149	Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19	149

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Specialty Retail — Continued
		Gymboree Corp. (The), Initial Term Loan (A & R),
243		VAR, 5.000%, 02/23/18	222
7		VAR, 5.000%, 02/23/18	6
294		J. Crew Group, Inc., Term Loan, VAR, 0.000%, 02/28/21 ^	293

			670

		Total Consumer Discretionary	5,427

		Consumer Staples — 1.3%
		Food & Staples Retailing — 1.0%
56		Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16	56
87		Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19	87
472		Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	480
89		Rite Aid Corp., Tranche 6 Term Loan, VAR, 4.000%, 02/21/20	89
249		SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	250

			962

		Food Products — 0.2%
		New HB Acquisition LLC, Term B Loan,
106		VAR, 6.750%, 04/09/20	110
9		VAR, 6.750%, 04/09/20	10
		Pinnacle Foods Finance LLC, 1st Lien Term Loan G,
74		VAR, 3.250%, 04/29/20	74
—	(h)	VAR, 3.250%, 04/29/20	—	(h)

			194

		Personal Products — 0.1%
		Prestige Brands, Inc., Term B-1 Loan,
44		VAR, 3.750%, 01/31/19	44
2		VAR, 5.000%, 01/31/19	1

			45

		Total Consumer Staples	1,201

		Energy — 0.7%
		Energy Equipment & Services — 0.4%
49		EMG Utica, Term Loan, VAR, 4.750%, 03/27/20	49
275		FR Dixie Acquisition Corp., Term Loan B3, VAR, 5.750%, 01/16/21 ^	276
83		Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	84

			409

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — Continued
	Oil, Gas & Consumable Fuels — 0.3%
16	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	17
125	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	125
100	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	101

		243

	Total Energy	652

	Financials — 0.6%
	Capital Markets — 0.1%
127	Walter Investment Management Corp., Tranche B Term Loan, VAR, 4.750%, 12/18/20	126

	Diversified Financial Services — 0.5%
315	Delos Finance S.A.R.L., Term Loan, VAR, 02/28/21 ^	316
150	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	146

		462

	Real Estate Management & Development — 0.0% (g)
6	Realogy Corp., Extended Synthetic Commitments, VAR, 4.256%, 10/10/16	6

	Total Financials	594

	Health Care — 1.2%
	Biotechnology — 0.2%
90	Ikaria, Inc., 1st Lien Initial Loan, VAR, 5.000%, 02/12/21	90
125	Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19	126

		216

	Health Care Providers & Services — 0.8%
	Alliance Healthcare Services, Inc., Term Loan,
25	VAR, 4.250%, 06/03/19	25
16	VAR, 4.250%, 06/03/19	16
6	VAR, 4.250%, 06/03/19	6
23	VAR, 4.250%, 06/03/19	23
22	VAR, 4.250%, 06/03/19	22
19	VAR, 4.250%, 06/03/19	19
20	VAR, 4.250%, 06/03/19	20
98	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	98
53	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	53
148	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.000%, 05/04/18	148

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Health Care Providers & Services — Continued
340		National Mentor Holdings, Tranche B Term Loan, VAR, 4.750%, 01/31/21 ^	343

			773

		Pharmaceuticals — 0.2%
147		Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17	148

		Total Health Care	1,137

		Industrials — 2.4%
		Aerospace & Defense — 0.1%
70		Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	70

		Airlines — 0.3%
		Landmark Aviation, Canadian Term Loans,
6		VAR, 4.750%, 10/25/19	6
—	(h)	VAR, 4.750%, 10/25/19	—	(h)
		Landmark Aviation, Term Loan,
94		VAR, 4.750%, 10/25/19	95
—	(h)	VAR, 4.750%, 10/25/19	—	(h)
150		US Airways Group, Inc., Term Loan B1, VAR, 3.500%, 05/23/19	150

			251

		Building Products — 0.5%
		Roofing Supply Group, Term Loan,
67		VAR, 5.000%, 05/31/19	67
80		VAR, 5.000%, 05/31/19	81
83		Shield Finance Co., Term Loan, VAR, 01/16/21 ^	84
100		Sts Operating, Inc., 1st Lien Term Loan, VAR, 4.750%, 02/08/21 ^	100
148		Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	149

			481

		Commercial Services & Supplies — 0.3%
		Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
15		VAR, 5.497%, 06/30/17	15
64		VAR, 5.497%, 06/30/17	64
35		VAR, 5.497%, 06/30/17	35
129		Sourcehov LLC, 1st Lien Term Loan, VAR, 5.250%, 04/30/18	131
91		St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	91

			336

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	19

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Loan Assignments — Continued
		Electrical Equipment — 0.1%
		Alliance Laundry Systems LLC, 1st Lien Term Loan,
62		VAR, 4.250%, 12/10/18 ^	62
1		VAR, 5.250%, 12/10/18 ^	1

			63

		Industrial Conglomerates — 0.3%
		Autoparts Holdings Ltd., Term Loan,
48		VAR, 6.500%, 07/29/17	48
24		VAR, 6.500%, 07/29/17	24
91		Hudson Products Holdings, Inc., Term Loan, VAR, 5.250%, 06/07/17	92
		WP CPP Holdings LLC, Term Loan,
—	(h)	VAR, 4.750%, 12/28/19	—	(h)
148		VAR, 4.750%, 12/28/19	149

			313

		Machinery — 0.5%
98		Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	97
148		Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	148
155		VAT Vakuumventile AG, 1st Lien Term Loan B, VAR, 4.750%, 01/29/21 ^	156
117		Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	118

			519

		Trading Companies & Distributors — 0.3%
249		MRC Global, Inc., Term Loan, VAR, 5.000%, 11/08/19	252

		Total Industrials	2,285

		Information Technology — 1.2%
		Communications Equipment — 0.4%
149		Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 4.500%, 01/30/19	150
63		Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	63
96		Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.734%, 10/26/17	93
49		Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	49

			355

		IT Services — 0.1%
80		First Data Corp., 2021 New Dollar Term Loan, 4.156%, 03/24/21	79

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		IT Services — Continued
46		First Data Corp., 2018B New Term Loan, VAR, 4.156%, 09/24/18	46

			125

		Semiconductors & Semiconductor Equipment — 0.2%
149		Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	149

		Software — 0.5%
		Attachmate Corp., 1st Lien Term Loan,
107		VAR, 7.250%, 11/22/17	108
6		VAR, 7.250%, 11/22/17	6
		Emdeon, Inc., Term B-2 Loan,
88		VAR, 3.750%, 11/02/18	88
21		VAR, 3.750%, 11/02/18	20
5		VAR, 3.750%, 11/02/18	5
3		VAR, 3.750%, 11/02/18	3
33		VAR, 3.750%, 11/02/18	33
191		RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18	192

			455

		Total Information Technology	1,084

		Materials — 1.2%
		Chemicals — 0.6%
		AI Chem & Cy U.S. Acquico, Inc., Tranche B-1 Term Loan,
—	(h)	VAR, 4.500%, 10/04/19	—	(h)
51		VAR, 4.500%, 10/04/19	51
		AI Chem & Cy U.S. Acquico, Inc., Tranche B-2 Term Loan,
26		VAR, 4.500%, 10/04/19	27
—	(h)	VAR, 4.500%, 10/04/19	—	(h)
44		DuPont Performance, Term Loan, VAR, 4.000%, 02/01/20	44
72		Kronos Worldwide, Inc., Initial Term Loan, VAR, 4.750%, 02/18/20	73
208		OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19	211
		Tronox Ltd., Term Loan,
80		VAR, 4.500%, 03/19/20	80
69		VAR, 4.500%, 03/19/20	70

			556

		Containers & Packaging — 0.2%
170		Ardagh Group S.A., Term Loan, VAR, 0.000%, 12/17/19 ^	171
40		Berlin Packaging LLC, 1st Lien Term Loan, VAR, 4.750%, 04/02/19	40

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Loan Assignments — Continued
		Containers & Packaging — Continued
		Southern Graphic Systems, Inc., New Term Loans,
15		VAR 4.250%, 10/17/19	15
5		VAR 4.250%, 10/17/19	5
4		VAR 4.250%, 10/17/19	4
—	(h)	VAR, 5.500%, 10/17/19	—	(h)

			235

		Metals & Mining — 0.3%
28		Firth Rixson, 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17	28
110		Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19	111
—	(h)	Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19	—	(h)
99		Novelis, Inc., Term Loan, VAR, 3.750%, 03/10/17	99

			238

		Paper & Forest Products — 0.1%
99		Unifrax I LLC, Term Loan, VAR, 4.250%, 11/28/18	99

		Total Materials	1,128

		Telecommunication Services — 0.7%
		Diversified Telecommunication Services — 0.5%
		Altice Financing S.A., Term Loan,
225		VAR, 5.500%, 07/02/19	230
25		VAR, 5.500%, 07/02/19	26
150		Level 3 Financing, Term Loan B3, VAR, 4.000%, 08/01/19	150

			406

		Wireless Telecommunication Services — 0.2%
104		Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20	105
110		Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	110

			215

		Total Telecommunication Services	621

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 0.9%
	Electric Utilities — 0.2%
189	La Frontera Generation LLC, Term Loan, VAR, 4.500%, 09/30/20	189

	Gas Utilities — 0.1%
	Ruby Western Pipeline Holdings LLC, Term Loan,
48	VAR, 3.500%, 03/27/20	48
7	VAR, 3.500%, 03/27/20	7

		55

	Independent Power Producers & Energy Traders — 0.6%
498	Calpine Corp., Term B-1 Loan, VAR, 3.000%, 05/03/20	491
113	EFS Cogen Holdings, Term B Advance, VAR, 3.750%, 12/17/20	114

		605

	Total Utilities	849

	Total Loan Assignments (Cost $14,874)	14,978

SHARES
Short-Term Investment — 8.1%
	Investment Company — 8.1%
7,612	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $7,612)	7,612

	Total Investments — 104.7% (Cost $97,392)	98,756
	Liabilities in Excess of Other Assets — (4.7)%	(4,450)

	NET ASSETS — 100.0%	$94,306

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	21

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 0.7%
161	ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC3, Class A2B, VAR, 0.266%, 12/25/36 (m)	68
384	Citigroup Mortgage Loan Trust, Series 2007-AMC4, Class A2B, VAR, 0.295%, 05/25/37 (m)	364
118	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV4, VAR, 0.395%, 05/25/36 (m)	88
147	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.055%, 05/28/37 (e)	143
100	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.425%, 07/25/36	56
165	GSAA Home Equity Trust, Series 2007-5, Class 2A1A, VAR, 0.276%, 04/25/47	123
138	GSAMP Trust, Series 2006-FM2, Class A2D, VAR, 0.395%, 09/25/36	59
300	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.586%, 02/25/36	256
240	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D, Class 2A3, VAR, 0.316%, 11/25/36	153
100	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.305%, 12/25/36	87
175	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A3, VAR, 0.305%, 06/25/36	117
	New Century Home Equity Loan Trust,
400	Series 2005-C, Class A2D, VAR, 0.496%, 12/25/35	336
290	Series 2006-2, Class A2B, VAR, 0.422%, 08/25/36	209
	Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
200	Series 2005-FM1, Class M2, VAR, 0.646%, 05/25/35	183
110	Series 2006-HE2, Class A4, VAR, 0.425%, 03/25/36	80
126	NovaStar Mortgage Funding Trust, Series 2006-4, Class A2D, VAR, 0.406%, 09/25/36	66
308	Option One Mortgage Loan Trust, Series 2006-3, Class 2A3, VAR, 0.295%, 02/25/37	170
370	Option One Mortgage Loan Trust, Asset Backed Certificates, Series 2005-5, Class M1, VAR, 0.546%, 12/25/35	315
250	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.766%, 07/25/35	220
120	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, VAR, 0.636%, 09/25/35	101

	Total Asset-Backed Securities (Cost $3,187)	3,194

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — 0.2%
	Agency CMO — 0.1%
	Federal Home Loan Mortgage Corp. REMIC,
102	Series 3984, Class NS, IF, IO, 6.446%, 01/15/40	19
379	Series 4057, Class SA, IF, IO, 5.896%, 04/15/39	71
89	Series 4077, Class SM, IF, IO, 6.545%, 08/15/40	19
366	Series 4084, Class GS, IF, IO, 5.896%, 04/15/39	65
188	Series 4097, Class SL, IF, IO, 5.996%, 06/15/41	32
969	Federal National Mortgage Association REMIC, Series 2012-63, Class DS, IF, IO, 6.395%, 03/25/39	190

		396

	Non-Agency CMO — 0.1%
218	Alternative Loan Trust, Series 2006-36T2, Class 2A1, 6.250%, 12/25/36 (m)	170
79	Banc of America Funding Trust, Series 2006-D, Class 5A2, VAR, 4.903%, 05/20/36 (m)	73
85	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.655%, 02/25/35	77
80	Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M2, VAR, 4.556%, 01/25/24	82
99	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	94
96	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.317%, 12/19/34	79

		575

	Total Collateralized Mortgage Obligations (Cost $999)	971

Corporate Bond — 0.1%
	Information Technology — 0.1%
	Computers & Peripherals — 0.1%
350	Apple, Inc., 3.850%, 05/04/43 (m) (Cost $348)	307

Daily Demand Notes — 18.7%
	Alabama — 0.2%
350	Columbia Industrial Development Board, Pollution Control, Alabama Power Co. Project, Series A, Rev., VRDO, 0.030%, 03/03/14	350
400	Mobile County Industrial Development Authority, Pollution Control, ExxonMobil Project, Rev., VRDO, 0.030%, 03/03/14	400

	Total Alabama	750

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — Continued
	Alaska — 0.0% (g)
200	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.040%, 03/03/14	200

	California — 2.1%
100	California Health Facilities Financing Authority, Series B, Rev., VRDO, 0.030%, 03/03/14 (m)	100
400	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.030%, 03/03/14 (m)	400
100	California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc. Project, Series A, Rev., VRDO, 0.020%, 03/03/14 (m)	100
3,400	City of Los Angeles Department of Water & Power, Water System, Subseries B-2, Rev., VRDO, 0.020%, 03/03/14	3,400
1,200	Irvine Ranch Water District, Improvement Districts Consolidated, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.030%, 03/03/14	1,200
1,154	Irvine Unified School District, Communities Facilities District No. 09-1, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/03/14	1,154
200	State of California, Series A5, GO, VRDO, LOC: Citibank N.A., 0.030%, 03/03/14 (m)	200
200	State of California, Kindergarten, Series A-1, GO, VRDO, LOC: Citibank N.A., 0.020%, 03/03/14 (m)	200
2,350	University of California Regents Medical Center, Series B-1, Rev., VRDO, 0.020%, 03/03/14	2,350

	Total California	9,104

	Delaware — 0.8%
	University of Delaware,
655	Rev., VRDO, 0.040%, 03/03/14	655
2,665	Series B, Rev., VRDO, 0.050%, 03/03/14	2,665

	Total Delaware	3,320

	Florida — 0.9%
800	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/03/14 (m)	800
995	JEA Electric System, Subseries D, Rev., VRDO, 0.030%, 03/03/14	995
1,250	Pinellas County Health Facilities Authority, Health System, Baycare Health System Issue, Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/03/14	1,250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — Continued
950	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.030%, 03/03/14	950

	Total Florida	3,995

	Illinois — 0.2%
750	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/03/14	750
300	Illinois Finance Authority, University of Chicago Medical Center, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/03/14	300

	Total Illinois	1,050

	Indiana — 0.1%
425	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.030%, 03/03/14	425

	Iowa — 0.4%
1,200	City of Iowa, Rev., VRDO, 0.120%, 03/03/14	1,200
700	Iowa Higher Education Loan Authority, St. Ambrose University Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/03/14	700

	Total Iowa	1,900

	Kansas — 0.1%
530	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/03/14	530

	Louisiana — 0.3%
400	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Rev., VRDO, 0.040%, 03/03/14	400
845	East Baton Rouge Parish Pollution Control, Exxon Project, Rev., VRDO, 0.040%, 03/03/14	845
150	Parish of St. Charles, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 0.030%, 03/03/14	150

	Total Louisiana	1,395

	Maryland — 0.5%
2,250	Maryland Health & Higher Educational Facilities Authority, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/03/14	2,250

	Massachusetts — 0.1%
370	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.030%, 03/03/14	370

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — Continued
	Massachusetts — Continued
100	Massachusetts Health & Educational Facilities Authority, Series N, Rev., VRDO, 0.030%, 03/03/14	100
150	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.030%, 03/03/14	150

	Total Massachusetts	620

	Michigan — 0.9%
3,835	Regents of the University of Michigan, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/03/14	3,835

	Minnesota — 0.2%
1,025	City of Minneapolis & Housing & Redevelopment Authority of the City of St. Paul, Health Care Facilities, Children’s Hospitals & Clinics, Series A, Rev., VRDO, AGM, 0.120%, 03/03/14	1,025

	Mississippi — 1.3%
3,660	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.030%, 03/03/14	3,660
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
200	Series E, Rev., VRDO, 0.030%, 03/03/14	200
350	Series F, Rev., VRDO, 0.040%, 03/03/14	350
475	Series G, Rev., VRDO, 0.030%, 03/03/14	475
1,090	Series H, Rev., VRDO, 0.030%, 03/03/14	1,090

	Total Mississippi	5,775

	Missouri — 0.8%
935	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.040%, 03/03/14	935
1,510	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series E, Rev., VRDO, LOC: PNC Bank N.A., 0.030%, 03/03/14	1,510
900	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.030%, 03/03/14	900

	Total Missouri	3,345

	New Hampshire — 0.7%
2,925	New Hampshire Health & Education Facilities Authority, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 03/03/14	2,925

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — 2.0%
400	City of New York, Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.040%, 03/03/14	400
250	City of New York, Fiscal Year 2008, Series L, Subseries L-3, GO, VRDO, 0.030%, 03/03/14	250
750	Metropolitan Transportation Authority, Series D, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.060%, 03/03/14	750
	New York City,
300	Series H, Subseries H-3, GO, VRDO, AGM, 0.030%, 03/03/14	300
150	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.040%, 03/03/14	150
950	New York City Municipal Water Finance Authority, Water & Sewer System, Subseries B-1, Rev., VRDO, LIQ: U.S. Bank N.A., 0.030%, 03/03/14	950
200	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.050%, 03/03/14	200
160	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Series A, Subseries A-1, Rev., VRDO, 0.030%, 03/03/14	160
1,650	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.030%, 03/03/14	1,650
850	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB-5, Rev., VRDO, 0.030%, 03/03/14	850
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009,
995	Series BB, Subseries BB-1, Rev., VRDO, 0.040%, 03/03/14	995
300	Series BB, Subseries BB-2, Rev., VRDO, 0.060%, 03/03/14	300
	New York City Transitional Finance Authority, Future Tax Secured,
250	Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.050%, 03/03/14	250
350	Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/03/14	350
745	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3H, Rev., VRDO, 0.030%, 03/03/14	745

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — Continued
	New York — Continued
200	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.030%, 03/03/14	200
300	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Subseries B-2C, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/03/14	300

	Total New York	8,800

	North Carolina — 0.7%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System,
1,855	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/03/14 (m)	1,855
200	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/03/14 (m)	200
	University of North Carolina, University Hospital at Chapel Hill,
580	Series A, Rev., VRDO, 0.040%, 03/03/14	580
395	Series B, Rev., VRDO, 0.040%, 03/03/14	395

	Total North Carolina	3,030

	Ohio — 1.6%
400	Allen County, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 03/03/14 (m)	400
800	County of Montgomery, Miami Valley Hospital, Series C, Rev., VRDO, 0.030%, 03/03/14	800
550	Ohio State Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., VRDO, 0.040%, 03/03/14	550
2,350	State of Ohio, Higher Educational Facility Revenue Refunding, Case Western Reserve, Series A, Rev., VRDO, 0.040%, 03/03/14	2,350
3,050	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series B, Rev., VRDO, LIQ: U.S. Bank N.A., 0.030%, 03/03/14	3,050

	Total Ohio	7,150

	Oklahoma — 0.3%
1,100	Oklahoma State Capital Improvement Authority, Higher Education, Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/03/14	1,100

	Oregon — 0.7%
2,900	Oregon Health & Science University, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/03/14	2,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — 1.3%
480	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.040%, 03/03/14 (m)	480
300	Geisinger Authority, Health System, Rev., VRDO, 0.030%, 03/03/14	300
	Montour County Geisinger Authority, Health System,
3,250	Series B, Rev., VRDO, 0.030%, 03/03/14	3,250
1,650	Series C, Rev., VRDO, 0.020%, 03/03/14	1,650

	Total Pennsylvania	5,680

	Texas — 0.2%
150	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 0.040%, 03/03/14	150
500	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.030%, 03/03/14	500

	Total Texas	650

	Utah — 0.4%
1,510	Utah Transit Authority, Subseries A, Rev., VRDO, LOC: BNP Paribas, 0.030%, 03/03/14	1,510

	Virginia — 0.3%
410	Albermarle County EDA, University of Virginia Health Services Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/03/14 (m)	410
190	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/03/14	190
100	Peninsula Ports Authority, Class D, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/03/14	100
765	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.040%, 03/03/14	765

	Total Virginia	1,465

	Washington — 0.9%
1,950	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.030%, 03/03/14	1,950
1,900	Washington State Housing Finance Commission, Pioneer Human Services Projects, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/03/14	1,900

	Total Washington	3,850

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — Continued
	Wyoming — 0.7%
	County of Lincoln, Pollution Control, ExxonMobil Project,
1,500	Class B, Rev., VRDO, 0.040%, 03/03/14	1,500
1,450	Series C, Rev., VRDO, 0.040%, 03/03/14	1,450

	Total Wyoming	2,950

	Total Daily Demand Notes (Cost $81,529)	81,529

Event-Linked Bonds — 0.8%
250	Armor Re Ltd., (Bermuda), VAR, 4.250%, 05/14/14 (e) (m)	250
EUR 250	Calypso Capital II Ltd., (Ireland), VAR, 2.600%, 01/09/17 (e)	352
250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.015%, 08/07/15 (e)	258
350	EOS Wind Ltd., (Ireland), VAR, 6.800%, 05/26/14 (e)	353
750	Everglades Re Ltd., (Bermuda), VAR, 17.760%, 04/30/14 (e)	768
250	Johnston Re Ltd., (Cayman Islands), VAR, 7.600%, 05/08/14 (e)	252
250	MetroCat Re Ltd., (Bermuda), VAR, 4.500%, 08/05/16 (e)	257
250	Mona Lisa Re Ltd., (Bermuda), VAR, 7.300%, 07/07/17 (e)	265
250	Nakama Re Ltd., (Bermuda), VAR, 2.750%, 09/29/16 (e)	253
250	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.750%, 06/06/15 (e)	265

	Total Event-Linked Bonds (Cost $3,260)	3,273

Monthly Demand Notes — 0.4%
	California — 0.2%
1,000	Contra Costa Transportation Authority, Limited Tax, Rev., VRDO, 0.476%, 03/01/14	1,001

	Vermont — 0.2%
828	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 1.738%, 03/03/14	830

	Total Monthly Demand Notes (Cost $1,828)	1,831

Municipal Bonds — 43.5% (t)
	Alabama — 0.4%
	Other Revenue — 0.4%
1,000	Alabama 21st Century Authority, Tobacco Settlement, Series A, Rev., 5.000%, 06/01/18 (m)	1,152

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	756

	Total Alabama	1,908

	Alaska — 0.2%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	298
100	Matanuska-Susitna Borough School Board, GO, NATL-RE, 5.000%, 04/01/19	119

		417

	Other Revenue — 0.1%
435	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40 (m)	466

	Total Alaska	883

	Arizona — 1.0%
	Other Revenue — 1.0%
225	Arizona Transportation Board, Excise Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/24 (m)	255
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15	110
1,000	County of Yavapai, Industrial Development Authority, Waste Management, Inc. Project, Series A-2, Rev., VRDO, 0.850%, 03/01/28	1,000
200	Maricopa County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	201
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	525
200	Pima County, Sewer System, Series A, Rev., 5.000%, 07/01/14	203
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	123
1,360	University Medical Center Corp., Hospital, Rev., 5.000%, 07/01/14	1,378
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	432

	Total Arizona	4,227

	California — 1.0%
	Certificate of Participation/Lease — 0.0% (g)
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	149

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — 0.1%
145	Los Angeles Unified School District, Series A-1, GO, FGIC, 5.000%, 07/01/21	154
350	State of California, GO, AGM, 5.250%, 08/01/32 (m)	400

		554

	Other Revenue — 0.5%
150	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.250%, 04/01/26 (m)	173
1,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E, Rev., VAR, AMBAC, 0.081%, 07/01/23 (m)	917
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17 (m)	487
150	California Pollution Control Financing Authority, Environmenta Improvement Refunding, BP West Coast Products LLC Project, Rev., VRDO, 2.600%, 12/01/46 (m)	152
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/21 (p)	87
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	267
100	University of California, Series L, Rev., 5.000%, 05/15/17	111

		2,194

	Prerefunded — 0.2%
405	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16 (m) (p)	445
250	Rincon Valley Union Elementary School District, Election 2004, GO, NATL-RE, 5.500%, 08/01/14 (p)	256

		701

	Special Tax — 0.2%
250	Chula Vista Municipal Financing Authority, Rev., 5.000%, 09/01/15 (m)	265
350	South Orange County Public Financing Authority, Special Tax, Series A, Rev., 08/15/14	353

		618

	Total California	4,216

	Colorado — 1.1%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	341

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.9%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	280
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	568
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16	143
320	Colorado Health Facilities Authority, Parkview Medical Center, Rev., 2.000%, 09/01/14 (m)	322
2,330	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.000%, 01/01/44 (m)	2,414
100	University of Colorado, Enterprise System, Rev., NATL-RE, 5.000%, 06/01/17	114

		3,841

	Prerefunded — 0.1%
750	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (p)	769

	Total Colorado	4,951

	Connecticut — 0.8%
	General Obligation — 0.1%
150	New Canaan County, Series A, GO, 5.000%, 04/01/18	176
100	State of Connecticut, Series B, GO, NATL-RE, 5.000%, 06/01/14	101

		277

	Other Revenue — 0.7%
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-2, GO, FHA/VA, 4.000%, 11/15/32	1,083
1,000	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Rev., 4.000%, 11/15/18	1,089
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	789

		2,961

	Prerefunded — 0.0% (g)
120	Town of Weston, GO, 5.250%, 07/15/15 (p)	128

	Total Connecticut	3,366

	Delaware — 0.2%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	115

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	27

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	General Obligation — Continued
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	118

		233

	Other Revenue — 0.1%
500	Delaware State Housing Authority, Single Family Mortgage, Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29	525

	Total Delaware	758

	District of Columbia — 0.6%
	Other Revenue — 0.3%
400	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	416
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18	190
240	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/19	252
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29	228
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	215
150	Series C, Rev., 5.000%, 10/01/19	178

		1,479

	Prerefunded — 0.3%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (p)	1,060

	Total District of Columbia	2,539

	Florida — 2.7%
	Certificate of Participation/Lease — 0.0% (g)
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	137
100	Lake County School Board, Master Lease Program, Series A, COP, 5.000%, 06/01/14	101

		238

	General Obligation — 0.1%
100	Florida State Board of Education, Public Education, Series C, GO, 5.000%, 06/01/17	115
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/19	175

		290

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 2.4%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	580
100	County of Miami-Dade, Aviation, Miami International Airport, Rev., AGM-CR, 5.000%, 10/01/14	103
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	504
115	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	125
1,000	Florida Housing Finance Corp. Homeowner Mortgage, Series C, Rev., FHLMC, 4.000%, 07/01/35	1,086
375	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	390
495	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	537
445	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30	484
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	832
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, AMBAC, 0.058%, 10/01/21	920
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	330
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	147
	Florida State Turnpike Authority, Department of Transportation,
140	Series A, Rev., 5.000%, 07/01/14	142
100	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22	111
500	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	560
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	556
100	Lee Memorial Health System, Hospital, Series A, Rev., 4.000%, 04/01/14	100
750	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 4.000%, 11/15/17	810

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
250	Miami-Dade County IDA, Waste Management, Rev., VAR, 2.625%, 08/01/14	252
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, Rev., 4.000%, 04/01/16	528
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	581
	Sumter County, Industrial Development Authority, Central Florida Health Alliance Projects,
125	Series A, Rev., 3.000%, 07/01/15 (w)	128
265	Series A, Rev., 4.000%, 07/01/16 (w)	281
200	Volusia County, School Board, Sales Tax, Rev., NATL-RE, 4.000%, 10/01/14	202

		10,289

	Prerefunded — 0.2%
100	City of West Palm Beach, Utility System, Rev., NATL-RE, FGIC, 5.125%, 10/01/14 (p)	103
775	Miami-Dade County School Board Foundation, Inc., Series A, COP, VAR, 5.000%, 05/01/14 (p)	782

		885

	Total Florida	11,702

	Georgia — 0.9%
	General Obligation — 0.2%
150	Forsyth County, Series A, GO, 4.000%, 03/01/16	161
100	Paulding County School District, GO, 5.000%, 02/01/17	113
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	171
150	Series G, GO, 5.000%, 12/01/17	175
360	Series I, GO, 5.000%, 11/01/21	439

		1,059

	Other Revenue — 0.6%
575	Augusta City Housing Authority, Capital Program, Rev., 4.250%, 12/01/14 (m)	591
200	Cherokee County Water & Sewerage Authority, Rev., AGM, 4.000%, 08/01/17 (m)	223
	Georgia Housing & Finance Authority, Non Single Family,
665	Series B, Rev., 4.000%, 12/01/29	710
500	Subseries A-1, Rev., 4.000%, 06/01/44 (w)	548
75	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	82

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
250	Main Street Natural Gas, Inc., Gas Project, Series B, Rev., 5.000%, 03/15/16	270
285	Private Colleges & Universities Authority, Mercer University Project, Series A, Rev., 4.000%, 10/01/14	290

		2,714

	Prerefunded — 0.0% (g)
100	State of Georgia, Series G, GO, 5.000%, 12/01/17 (p)	116

	Utility — 0.1%
200	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	205

	Total Georgia	4,094

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, 5.000%, 08/01/17	418

	Illinois — 1.7%
	Certificate of Participation/Lease — 0.1%
485	Illinois State University, Capital Improvement Project, COP, 4.000%, 04/01/14	486

	General Obligation — 0.3%
1,000	County of Cook, Series A, GO, 5.000%, 11/15/17 (w)	1,144
305	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22	317
100	State of Illinois, GO, 4.000%, 08/01/14	101

		1,562

	Housing — 0.1%
255	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42 (m)	272

	Other Revenue — 1.2%
100	Chicago Transit Authority, Capital Grant Receipts, Federal Transit Administration, Rev., AMBAC, 5.250%, 06/01/14 (m)	101
350	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17 (m)	393
250	City of Joliet, Waterworks & Sewerage, Rev., 4.000%, 01/01/15	257
150	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.000%, 08/15/14	153
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	340

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	29

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
124	Illinois Housing Development Authority, Homeowner Mortgage, AMT, Series D, Rev., AMT, 4.600%, 08/01/15	129
1,540	Illinois Unemployment Insurance, Series B, Rev., 4.000%, 06/15/20	1,553
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	234
	Railsplitter Tobacco Settlement Authority, Tobacco Settlement,
1,250	Rev., 5.000%, 06/01/14	1,264
250	Rev., 5.000%, 06/01/18	285
350	State of Illinois, Regional Transportation Authority, Series C, Rev., NATL-RE, FGIC, 7.750%, 06/01/14	357

		5,066

	Total Illinois	7,386

	Indiana — 2.4%
	Other Revenue — 2.4%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	273
	City of Rockport, Industry Pollution Control, Indiana Michigan Power Company Project,
2,000	Series A, Rev., VRDO, 6.250%, 06/01/25	2,028
1,500	Series B, Rev., VAR, 6.250%, 06/02/14	1,521
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.000%, 01/15/20	115
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	589
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	366
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	884
500	Indiana Health Facility Financing Authority, Ascension Health, Series A-3, Rev., VAR, 1.700%, 09/01/14	503
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
1,000	Series A-1, Rev., VAR, 1.500%, 08/01/14	1,005
250	Series A-2, Rev., VAR, 1.600%, 02/01/17	256
1,500	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 11/01/27	1,554
	Indiana Housing & Community Development Authority, Home First Program,
380	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	409

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
420	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	460
325	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 02/01/16	355
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	117

	Total Indiana	10,435

	Iowa — 0.3%
	Other Revenue — 0.3%
435	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	477
370	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	399
415	Iowa Student Loan Liquidity Corp., Series A-1, Rev., AMT, 3.100%, 12/01/14	419

	Total Iowa	1,295

	Kansas — 0.3%
	Housing — 0.1%
355	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	367

	Other Revenue — 0.2%
275	City of Wichita, Hospital Facilities, Series IV-A, Rev., 4.500%, 11/15/15 (p)	295
440	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, Rev., 5.000%, 11/01/18	523
225	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/16	251

		1,069

	Total Kansas	1,436

	Kentucky — 0.9%
	Other Revenue — 0.9%
295	Commonwealth of Kentucky, State Property & Buildings Commission, Project No. 95, Series C, Rev., 6.573%, 08/01/29	336
575	County of Warren Hospital, Bowling Green-Warren County Community Hospital Corp., Series B, Rev., 3.000%, 04/01/14	577
100	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System, Series A, Rev., 5.000%, 08/15/14	102

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
230	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	254
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,546

	Total Kentucky	3,815

	Louisiana — 1.2%
	Other Revenue — 1.2%
1,725	City of Alexandria, Utilities, Rev., 4.750%, 05/01/43 (m)	1,759
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	1,024
190	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/COLL, 2.850%, 06/01/29	190
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/40	1,010
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	120
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,110

	Total Louisiana	5,213

	Maine — 0.6%
	Other Revenue — 0.6%
880	Maine Educational Loan Authority, Supplemental Education Loan Program, Series A-1, Class A, Rev., AGC, 1.850%, 12/01/14	889
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	112
	Maine State Housing Authority,
815	Series A-1, Rev., AMT, 4.500%, 11/15/28	863
905	Series B, Rev., 4.000%, 11/15/43	962

	Total Maine	2,826

	Maryland — 0.4%
	General Obligation — 0.0% (g)
100	State of Maryland, State & Local Facilities Loan of 2009, Third Series C, GO, 5.000%, 11/01/17	116

	Other Revenue — 0.4%
250	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center Issue, Series A, Rev., 4.000%, 07/01/14	253
	Maryland State Transportation Authority,
100	Rev., GRAN, 5.250%, 03/01/17	114

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
540	Rev., GRAN, 5.250%, 03/01/19	648
705	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	750

		1,765

	Total Maryland	1,881

	Massachusetts — 1.5%
	General Obligation — 0.1%
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	356
110	Series C, GO, NATL-RE, 5.500%, 11/01/17	130

		486

	Other Revenue — 1.2%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	831
500	Series J, Rev., AMT, 5.000%, 07/01/18	557
483	Massachusetts Health & Educational Facilities Authority, Amherst College, Series H, Rev., VAR, 1.000%, 11/03/14	486
	Massachusetts Housing Finance Agency, Single Family Housing,
200	Series 146, Rev., 2.350%, 12/01/14	203
1,000	Series 167, Rev., FNMA, 4.000%, 12/01/43	1,083
2,000	Series 169, Rev., 4.000%, 12/01/44 (w)	2,178

		5,338

	Prerefunded — 0.2%
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	784

	Total Massachusetts	6,608

	Michigan — 2.1%
	General Obligation — 0.8%
	Detroit City School District, Wayne County, School Building & Site Improvement,
130	GO, AGM, Q-SBLF, 5.000%, 05/01/15	136
500	Series A, GO, Q-SBLF, 5.000%, 05/01/18	557
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	637
650	GO, 5.000%, 05/01/19	753
930	GO, 5.000%, 05/01/20	1,075
340	Muskegon County, Wastewater Management System No. 2, GO, 3.000%, 07/01/14	343

		3,501

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	31

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 1.2%
300	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/18	302
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,025
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	218
250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-3, Rev., VAR, 2.000%, 08/01/14	252
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Class A, Rev., VAR, 4.000%, 06/01/16	322
440	Michigan State Housing Development Authority, Rental Housing, Series E, Rev., 1.350%, 10/01/16	445
425	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	461
750	Michigan Strategic Fund, Cadillac Place Office Building Project, Rev., 5.000%, 10/15/14	770
1,255	Wayne County Airport Authority, Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,348

		5,143

	Special Tax — 0.1%
300	City of Detroit, Wayne County Stadium Authority, Rev., 5.000%, 10/01/14	306

	Total Michigan	8,950

	Minnesota — 1.1%
	General Obligation — 0.1%
	State of Minnesota, Trunk Highway,
100	Series B, GO, 5.000%, 08/01/15	107
100	Series B, GO, 5.000%, 10/01/18	118
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	173
100	Wayzata Independent School District No. 284, Series A, GO, 4.000%, 02/01/15	104

		502

	Housing — 0.1%
238	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.9%
385	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	413
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
380	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26	407
395	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	424
600	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	647
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
205	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	222
420	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35	456
225	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/COLL, 4.500%, 01/01/31	243
635	Minnesota Housing Finance Agency, Residential Housing Finance, Series A, Rev., 4.000%, 07/01/38 (w)	693
305	St. Paul City Housing & Redevelopment Authority, Health Care Facility, Healthpartners Obligated Group Project, Rev., 5.000%, 05/15/14	308
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	327

		4,140

	Total Minnesota	4,889

	Mississippi — 0.3%
	Certificate of Participation/Lease — 0.1%
500	State of Mississippi, Partnership Master Lease, Series A, COP, 3.000%, 04/15/14	502

	General Obligation — 0.0% (g)
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	183

	Other Revenue — 0.2%
590	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	644

	Total Mississippi	1,329

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Missouri — 0.7%
	Other Revenue — 0.6%
335	Kirkwood School District Educational Facilities Authority Leasehold, Kirkwood School District R-7, St. Louis County, Rev., 4.000%, 02/15/25	358
100	Missouri Highways & Transportation Commission, Series A, Rev., 3.250%, 05/01/14	101
140	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	150
210	Missouri Housing Development Commission, Single Family Mortgage, Non AMT, Non ACE, Special Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	229
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	266
350	Missouri State Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	389
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	805
	Missouri State Highways & Transit Commission, First Lien,
195	Series A, Rev., 5.000%, 05/01/14	197
100	Series A, Rev., 5.000%, 05/01/21	109

		2,604

	Water & Sewer — 0.1%
250	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/16	272

	Total Missouri	2,876

	Montana — 0.3%
	Housing — 0.0% (g)
60	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	61

	Other Revenue — 0.3%
	Montana Board of Housing, Single Family Home Ownership,
435	Series A-2, Rev., AMT, 4.000%, 12/01/38	450
915	Series B2, Rev., AMT, 5.000%, 12/01/27	982

		1,432

	Total Montana	1,493

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nebraska — 0.3%
	Other Revenue — 0.3%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16 (m)	873
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	353

	Total Nebraska	1,226

	Nevada — 0.1%
	General Obligation — 0.1%
	Clark County School District,
100	GO, 5.000%, 06/15/20 (m)	114
110	Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22 (m)	116

	Total Nevada	230

	New Hampshire — 0.4%
	Other Revenue — 0.4%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	993
605	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	633
205	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	221

	Total New Hampshire	1,847

	New Jersey — 1.3%
	Certificate of Participation/Lease — 0.5%
2,160	New Jersey State Transportation Corp., Series A, COP, AMBAC, 5.250%, 09/15/14	2,218

	General Obligation — 0.0% (g)
180	Township of Maplewood, GO, 4.000%, 10/01/16	197

	Other Revenue — 0.7%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	119
500	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/15	536
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
1,000	Series 1A, Rev., AMT, 5.000%, 12/01/15	1,074
500	Series 1A, Rev., AMT, 5.000%, 12/01/17	557
765	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	788

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
100	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., AGM-CR, 5.750%, 06/15/17	116

		3,190

	Prerefunded — 0.1%
200	New Jersey EDA, School Facilities Construction, Series T-5, Class T, Rev., VAR, AGM, 5.000%, 09/01/14 (p)	205

	Total New Jersey	5,810

	New Mexico — 0.3%
	Housing — 0.0% (g)
80	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I- B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	81

	Other Revenue — 0.3%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24	114
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	120
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
715	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 03/01/43	787
150	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	166

		1,187

	Total New Mexico	1,268

	New York — 4.1%
	General Obligation — 1.0%
	Chester Union Free School District,
645	GO, AGM, 2.000%, 04/15/14 (m)	646
100	GO, AGM, 4.000%, 04/15/17 (m)	110
135	City of New York, Unrefunded Balance, Series C, GO, 5.000%, 08/01/16	144
595	City of Yonkers, School Refunding, Series B, GO, 3.000%, 07/01/14	600
665	County of Nassau, Series E, GO, AGC, 4.000%, 06/01/14	671
300	County of Suffolk, GO, 2.000%, 09/12/14	303
	Hilton Central School District,
800	GO, 4.000%, 06/15/16	867
500	GO, 4.000%, 06/15/18	563
	New York City,
135	Series A, GO, AGM, 5.000%, 08/01/15	144

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — Continued
155	Series B, GO, 5.000%, 08/01/16	172
100	Series E-1, GO, 5.250%, 10/15/17	117

		4,337

	Other Revenue — 2.5%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	340
	Metropolitan Transportation Authority,
300	Series B4, Rev., VAR, 5.000%, 11/15/14	310
255	Series C, Rev., AMBAC, 5.500%, 11/15/17	300
165	New York City Housing Development Corp., Multi-Family Housing, Series M, Rev., 4.400%, 05/01/14	166
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,067
200	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., 3.700%, 06/15/14	202
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	200
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18	112
1,000	New York City Transitional Finance Authority, Future Tax Secured, Sub Series D-1, Rev., 5.000%, 11/01/31	1,094
	New York Mortgage Agency, Homeowner Mortgage,
3,000	Series 116, Rev., 4.800%, 10/01/34	3,022
600	Series 152, Rev., 3.750%, 10/01/14	611
455	New York State Dormitory Authority, School Districts Financing Program, Series C, Rev., 5.000%, 10/01/22	538
1,800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	1,822
150	New York State Environmental Facilities Corp., Revolving Fund, Series C, Rev., 4.000%, 05/15/14	151
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	168
140	Triborough Bridge & Tunnel Authority, Series A, Rev., 4.000%, 11/15/14	144

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
500	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Subseries B-2, Rev., 5.000%, 11/15/27	517

		10,764

	Prerefunded — 0.2%
5	City of New York, Series C, GO, 5.000%, 08/01/15 (p)	5
100	New York City Municipal Water Finance Authority, Water & Sewer System, Series C, Rev., 5.000%, 06/15/14 (p)	102
750	New York Mortgage Agency, Homeowner Mortgage, Series 130, Rev., AMT, 4.400%, 03/13/14 (p)	751
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (p)	123
100	Westchester County, Series B, GO, 4.125%, 11/15/14 (p)	103

		1,084

	Short Term Note — 0.1%
500	Town of Oyster Bay, County of Nassau, Series B, GO, BAN, 5.000%, 08/08/14	510

	Special Tax — 0.1%
100	New York State Dormitory Authority, Series E, Rev., 5.000%, 08/15/19	120
100	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 4.000%, 02/15/19	113

		233

	Water & Sewer — 0.2%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	259
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/22	813

		1,072

	Total New York	18,000

	North Carolina — 0.9%
	General Obligation — 0.2%
200	County of Wake, Series D, GO, 4.000%, 02/01/15	207
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	208
200	New Hanover County, GO, 5.000%, 12/01/20	243

		658

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.0% (g)
55	North Carolina Housing Finance Agency, Home Ownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	57

	Other Revenue — 0.7%
300	North Carolina Eastern Municipal Power Agency, Power System, Series B, Rev., 5.000%, 01/01/15	312
	North Carolina Housing Finance Agency, Home Ownership,
585	Series 1, Rev., 4.500%, 07/01/28	619
290	Series 2, Rev., 4.250%, 01/01/28	307
1,000	Person County Industrial Facilities & Pollution Control Financing Authority, Power & Light Co. Project, Series A, Class A, Rev., VAR, AMBAC, 0.057%, 11/01/18	960
1,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Company Project, Rev., VAR, AMBAC, 0.070%, 10/01/22	902

		3,100

	Total North Carolina	3,815

	North Dakota — 0.5%
	Housing — 0.1%
225	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	241

	Other Revenue — 0.4%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
705	Series A, Rev., 3.750%, 07/01/42	734
585	Series B, Rev., 4.500%, 01/01/28	629
435	Series D, Rev., 4.250%, 07/01/28	456

		1,819

	Total North Dakota	2,060

	Ohio — 0.9%
	General Obligation — 0.1%
110	State of Ohio, Higher Education, Series B, GO, 5.000%, 08/01/23	131
225	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	247

		378

	Other Revenue — 0.8%
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	225

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	35

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — Continued
500	City of Cleveland, Ariport System, Series A, Rev., AMBAC, 5.000%, 01/01/15 (m)	517
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	214
	Ohio Housing Finance Agency, Single Family Mortgage,
205	Series 1, Rev., 5.000%, 11/01/28	221
205	Series 1, Rev., GNMA/FNMA/COLL, 4.800%, 11/01/28	222
745	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	814
440	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	481
140	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Rev., 4.000%, 10/01/14	143
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	126
150	State of Ohio, Infrastructure Improvement, Series 1, Rev., NATL-RE, 5.000%, 12/15/15	162
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	233

		3,358

	Total Ohio	3,736

	Oklahoma — 1.3%
	Other Revenue — 1.3%
500	Cleveland County Educational Facilities Authority, Moore Public Schools Project, Rev., 5.000%, 06/01/14 (m)	506
4,235	Oklahoma City Economic Development Trust, Increment District #8 Project, Series B, Rev., 5.000%, 03/01/32	4,524
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
235	Series A, Rev., GNMA COLL, 4.750%, 03/01/28	256
245	Series B, Rev., 4.500%, 09/01/27	267

	Total Oklahoma	5,553

	Oregon — 1.3%
	Other Revenue — 1.3%
	Oregon State Department of Administrative Services, Lottery,
100	Series A, Rev., 4.500%, 04/01/23	109
375	Series A, Rev., 5.000%, 04/01/18	439

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
	Oregon State Facilities Authority, Peacehealth Project,
1,000	Series A, Rev., 4.125%, 11/15/32 (w)	983
375	Series A, Rev., 5.000%, 11/15/26 (w)	416
500	Series A, Rev., 5.000%, 11/15/27 (w)	550
375	Series A, Rev., 5.000%, 11/15/28 (w)	411
350	Series A, Rev., 5.000%, 11/15/29 (w)	380
1,000	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	1,081
200	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., GNMA/FNMA/FHLMC, 1.650%, 01/01/17	202
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,177

	Total Oregon	5,748

	Pennsylvania — 1.0%
	General Obligation — 0.1%
	Commonwealth of Pennsylvania,
100	GO, AGM, 5.375%, 07/01/20	122
190	GO, NATL-RE, 5.375%, 07/01/16	213
100	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 07/01/22	120

		455

	Other Revenue — 0.7%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22 (m)	297
250	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 07/01/14	252
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16 (w)	428
400	Series A, Rev., 5.000%, 07/15/17 (w)	448
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
285	Series 112, Rev., 5.000%, 04/01/28	307
425	Series 96-B, Rev., 3.950%, 10/01/16	455
700	Philadelphia Redevelopment Authority, Transformation Initiative, Rev., 5.000%, 04/15/15	734

		2,921

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Prerefunded — 0.2%
600	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., NATL-RE, FGIC, 5.000%, 03/01/14 (m) (p)	600
500	Centre County Hospital Authority, Mount Nittany Medical Center Project, Rev., AGC, 5.875%, 11/15/14 (m) (p)	521

		1,121

	Total Pennsylvania	4,497

	Puerto Rico — 0.3%
	General Obligation — 0.3%
1,190	Commonwealth of Puerto Rico, Public Improvement, GO, FGIC, 5.500%, 07/01/14	1,178

	South Carolina — 0.9%
	Other Revenue — 0.9%
450	Lexington County Health Services District, Inc., Rev., 4.000%, 11/01/14	461
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	269
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc. Project, Rev., AMT, 1.875%, 11/01/16	2,014
1,000	South Carolina Jobs-Economic Development Authority, Hospital, Palmetto Health, Series A, Rev., 3.000%, 08/01/15	1,023

	Total South Carolina	3,767

	South Dakota — 0.9%
	Other Revenue — 0.9%
500	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	526
	South Dakota Housing Development Authority, Homeownership Mortgage,
210	Series A, Rev., AMT, 4.500%, 05/01/31	226
990	Series D, Rev., AMT, 4.000%, 11/01/29	1,060
1,500	Series F, Rev., 4.000%, 11/01/44	1,616
660	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	691

	Total South Dakota	4,119

	Tennessee — 0.7%
	Other Revenue — 0.7%
	Tennessee Housing Development Agency, Home Ownership Program,
355	Series 1A, Rev., AMT, 4.500%, 07/01/31	383
305	Series 1-A, Rev., AMT, 4.500%, 01/01/38	324

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
95	Series 1C, Rev., AMT, 3.750%, 01/01/25	97
	Tennessee Housing Development Agency, Housing Finance Program,
190	Series A, Rev., 4.500%, 01/01/28	203
405	Series B, Rev., 4.500%, 01/01/28	433
1,500	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	1,625

	Total Tennessee	3,065

	Texas — 3.3%
	General Obligation — 1.5%
100	Allen Independent School District, School Building, GO, 5.000%, 02/15/15	105
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20 (m)	121
	City of El Paso,
150	GO, 5.000%, 08/15/18	175
1,000	GO, 5.000%, 08/15/23	1,190
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20	496
750	County of Brazoria, Alvin Independent School District, Series B, GO, 3.000%, 02/15/36 (m)	807
	Crandall Independent School District,
350	Series A, GO, PSF-GTD, Zero Coupon, 08/15/14	349
460	Series A, GO, PSF-GTD, Zero Coupon, 08/15/16	453
650	Dallas County Community College District, GO, 5.000%, 02/15/16	711
500	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	505
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20	222
375	Harris County Permanent Improvement, Series A, GO, 5.000%, 10/01/18	444
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/21	200
355	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	356
185	State of Texas, Transportation Commission Mobility Fund, GO, 5.000%, 04/01/16	203
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	211
100	Tomball Independent School District, School Building, GO, AGC, 5.000%, 02/15/34	108

		6,656

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	37

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Other Revenue — 1.2%
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	177
300	Clifton Higher Education Finance Corp., Idea Public Schools, Rev., 2.150%, 08/15/14 (m)	301
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	57
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,001
2,000	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 1.500%, 08/01/14	2,004
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	167
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	410
880	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., FNMA/GNMA/FHLMC, 4.250%, 01/01/34	956
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	112

		5,185

	Prerefunded — 0.4%
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (p)	226
425	Dallas-Fort Worth International Airport, Series A, Rev., AMBAC, 5.000%, 03/20/14 (p)	426
750	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.000%, 12/01/14 (p)	777
180	Pearland Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/15 (p)	189

		1,618

	Special Tax — 0.1%
	City of Irving, Hotel Occupancy Tax,
190	Series B, Rev., 2.000%, 08/15/15	192
295	Series B, Rev., 2.000%, 08/15/17	298

		490

	Utility — 0.1%
230	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	245

	Total Texas	14,194

	Utah — 0.0% (g)
	General Obligation — 0.0% (g)
145	State of Utah, Series A, GO, 5.000%, 07/01/20	175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Vermont — 0.3%
	Other Revenue — 0.3%
425	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	460
610	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	629
335	Vermont Housing Finance Agency, Single Family Mortgage, Series 23, Rev., AMT, AGM, 4.300%, 11/01/16	341

	Total Vermont	1,430

	Virgin Islands — 0.2%
	Other Revenue — 0.2%
	Virgin Islands Public Finance Authority, Gross Receipts, Taxes Loan Notes,
400	GO, NATL-RE, FGIC, 5.000%, 10/01/14	409
590	Rev., AGM, 5.000%, 10/01/14	602

	Total Virgin Islands	1,011

	Virginia — 0.4%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	614

	Other Revenue — 0.2%
	Virginia Public School Authority, School Financing, 1997 Resolution,
150	Series A, Rev., 5.000%, 08/01/23	175
100	Series B, Rev., 5.000%, 08/01/16	111
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	175
175	Series B, Rev., 5.000%, 11/01/26	200

		661

	Prerefunded — 0.1%
100	Arlington County, Virginia Public Improvement Bonds, Series A, GO, 5.000%, 08/15/17 (m) (p)	115
200	Louisa IDA, Solid Waste & Sewerage Disposal, Electric & Power Company Project, Series A, Rev., VAR, 2.500%, 04/01/14 (p)	200

		315

	Total Virginia	1,590

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — Continued
	Washington — 0.6%
	General Obligation — 0.0% (g)
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	119

	Other Revenue — 0.6%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26 (m)	396
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	383
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.500%, 12/01/19	132
	Seattle City Housing Authority,
205	Rev., 0.750%, 09/15/14 (w)	205
205	Rev., 1.000%, 09/15/15	207
1,075	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., GNMA/FNMA/COLL, 4.250%, 10/01/32	1,168

		2,491

	Prerefunded — 0.0% (g)
100	Skagit Public Hospital, District No. 001, GO, BHAC-CR, MBIA, 5.375%, 12/01/14 (p)	104

	Total Washington	2,714

	West Virginia — 0.3%
	Other Revenue — 0.3%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Class A, Rev., VAR, 2.250%, 09/01/16	1,018
500	West Virginia Housing Development Fund, Series A, Rev., 1.350%, 11/01/14	503

	Total West Virginia	1,521

	Wisconsin — 0.1%
	General Obligation — 0.0% (g)
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	114

	Other Revenue — 0.1%
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Rev., 4.000%, 08/15/15	322

	Total Wisconsin	436

	Wyoming — 0.3%
	Other Revenue — 0.3%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	682

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — Continued
545	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	556

	Total Wyoming	1,238

	Total Municipal Bonds (Cost $187,100)	189,722

Quarterly Demand Notes — 1.8%
3,000	California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Series A, Rev., VRDO, 0.550%, 05/01/14 (e) (m)	3,000
3,000	City of Phoenix Industrial Development Authority, Solid Waste Disposal, Republic Services, Inc. Project, Rev., VRDO, 0.530%, 05/01/14	3,000
2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., 0.500%, 08/01/45	2,000

	Total Quarterly Demand Notes (Cost $8,000)	8,000

Semi-Annual Demand Note — 0.7%
	Mississippi — 0.7%
3,141	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series C, Rev., VRDO, 0.400%, 05/01/14 (Cost $3,141)	3,142

U.S. Treasury Obligations — 0.6%
1,382	U.S. Treasury Bond, 3.750%, 11/15/43 (m)	1,423
1,333	U.S. Treasury Note, 2.750%, 11/15/23 (m)	1,347

	Total U.S. Treasury Obligations (Cost $2,706)	2,770

Weekly Demand Notes — 33.1%
	Alaska — 0.3%
1,350	Alaska Housing Finance Corp., Series A, Rev., VRDO, 0.020%, 03/06/14 (m)	1,350

	California — 3.1%
6,100	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/06/14 (m)	6,100
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.130%, 03/06/14 (m)	1,003
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VRDO, 0.980%, 03/06/14 (m)	1,006
2,650	Series M, Rev., VRDO, 0.020%, 03/06/14 (m)	2,650

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	39

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	California — Continued
305	Deutsche Bank Spears/Lifers Trust Various States, Series 445, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.090%, 03/06/14	305
2,500	State of California, Series D, GO, VAR, 0.811%, 03/06/14 (m)	2,505

	Total California	13,569

	Florida — 2.2%
2,000	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., 1.100%, 03/06/14	2,000
5,650	Florida Keys Aqueduct Authority, Water, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/06/14	5,650
2,050	JEA Water and Sewer System, Subseries A-1, Rev., VRDO, 0.030%, 03/06/14	2,050

	Total Florida	9,700

	Georgia — 3.0%
7,145	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.070%, 03/06/14	7,145
500	Gwinnett County Housing Authority, Multi-Family Housing, Green Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/06/14	500
	Private Colleges & Universities Authority, Emory University,
700	Series B, Subseries B-2, Rev., VRDO, 0.020%, 03/06/14	700
4,600	Series C-4, Rev., VRDO, 0.020%, 03/06/14	4,600

	Total Georgia	12,945

	Illinois — 0.2%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.030%, 03/06/14	850

	Maryland — 1.7%
4,650	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series M, Rev., VRDO, 0.040%, 03/06/14	4,650
2,725	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.030%, 03/06/14	2,725

	Total Maryland	7,375

	Massachusetts — 0.7%
2,875	Commonwealth of Massachusetts, Series C, GO, VRDO, 0.030%, 03/06/14	2,875

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — 2.2%
2,600	City of Kansas, H. Roe Bartle Convention Center Project, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.040%, 03/06/14	2,600
330	Missouri Highways & Transportation Commission, Series B, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.020%, 03/06/14	330
5,435	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series C-4, Rev., VRDO, 0.050%, 03/06/14	5,435
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.070%, 03/06/14	1,200

	Total Missouri	9,565

	New Jersey — 0.1%
500	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.730%, 03/06/14	509

	New Mexico — 1.0%
4,150	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.030%, 03/06/14	4,150

	New York — 1.7%
1,200	City of New York, Fiscal Year 1995, Series B, Subseries B-4, GO, VRDO, 0.060%, 03/06/14	1,200
925	Metropolitan Transportation Authority, Series B-1, Rev., VRDO, AGM, 0.309%, 03/06/14	883
1,000	New York City, Series J-7, GO, VAR, 0.500%, 03/06/14	1,002
2,995	New York Liberty Development Corp., Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.040%, 03/06/14	2,995
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/06/14	1,100
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.280%, 03/06/14	150
400	Triborough Bridge & Tunnel Authority, Series CD, Rev., VRDO, AGM, 0.200%, 03/06/14	400

	Total New York	7,730

	North Carolina — 3.9%
755	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.040%, 03/06/14 (m)	755

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	North Carolina — Continued
3,780	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/06/14 (m)	3,780
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.050%, 03/06/14 (m)	1,055
4,085	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.030%, 03/06/14	4,085
1,100	Guilford County, GO, VRDO, 0.030%, 03/06/14	1,100
1,700	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/06/14	1,700
4,370	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.030%, 03/06/14	4,370

	Total North Carolina	16,845

	Ohio — 0.8%
2,100	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/06/14	2,100
810	Franklin County, Hospital Facilities, Various Refunding and Improvement U.S. Health Corp., Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/06/14	810
800	Ohio State University, Series B, Rev., VRDO, 0.030%, 03/06/14	800

	Total Ohio	3,710

	Pennsylvania — 1.6%
5,000	Chambersburg Municipal Authority, Wilson College Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/06/14 (m)	5,000
1,000	Downingtown Area School District, Chester County, GO, VRDO, 0.400%, 03/06/14	996
1,155	Pennsylvania Turnpike Commission, Series B, Rev., VAR, 0.430%, 03/06/14	1,157

	Total Pennsylvania	7,153

	South Carolina — 2.0%
3,010	City of North Charleston, Naval Complex Redevelopment Plan Project, Rev., VRDO, 0.040%, 03/06/14	3,010
5,650	Piedmont Municipal Power Agency, Electric, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.030%, 03/06/14	5,650

	Total South Carolina	8,660

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — 0.7%
3,030	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: Branch Banking & Trust, 0.050%, 03/06/14 (e) (m)	3,030

	Texas — 4.1%
1,000	City of Houston, Airport System Revenue, Rev., VRDO, AMT, AGM, 0.220%, 03/06/14	916
2,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.710%, 03/06/14	2,000
1,000	Harris County, Toll Road, Senior Lien, Series B, Rev., VRDO, 0.620%, 03/06/14	1,003
230	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.030%, 03/06/14	230
6,700	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, 0.030%, 03/06/14	6,700
2,200	Southwest Higher Education Authority, Inc., Southern Methodist University, Rev., VRDO, 0.030%, 03/06/14	2,200
955	State of Texas, Series C, GO, VRDO, 0.020%, 03/06/14	955
3,210	State of Texas, Veterans’ Housing Assistance Program, GO, VRDO, 0.030%, 03/06/14	3,210
1,065	Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/06/14	1,065

	Total Texas	18,279

	Virginia — 1.9%
4,800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.020%, 03/06/14	4,800
3,450	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Rev., VRDO, 0.030%, 03/06/14 (e)	3,450

	Total Virginia	8,250

	Washington — 1.9%
4,750	County of King, Series A, GO, VRDO, 0.030%, 03/06/14	4,750
1,050	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.040%, 03/06/14 (e)	1,050
2,000	Washington State Housing Finance Commission, Rockwood Retirement Program, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/06/14 (p)	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	41

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — Continued
	Washington — Continued
315	Washington State Housing Finance Commission, St. Vincent Paul Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 03/06/14	315

	Total Washington	8,115

	Total Weekly Demand Notes (Cost $144,614)	144,660

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased — 0.0% (g)
50	10 Year U.S. Treasury Note, Expiring 03/21/14, @ 122.000, American Style	2
47	Eurodollar, Expiring 09/14/15, @ 99.000, American Style	24

	Total Put Options Purchased (Cost $53)	26

NOTIONAL AMOUNT
	Payer Options Purchased on Interest Rate Swaps — 0.0% (g)
1,188	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.223% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A.	62
153	Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A.	4
735	Expiring 06/04/14. If exercised the Fund pays semiannually 3.250% and receives quarterly floating 3 month LIBOR terminating 06/06/24, European Style. Counterparty: Citibank N.A.	3

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
	Payer Options Purchased on Interest Rate Swaps — Continued
316	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services	4

	Total Payer Options Purchased on Interest Rate Swaps (Cost $92)	73

	Total Options Purchased (Cost $145)	99

PRINCIPAL AMOUNT($)
Short-Term Investments — 0.3%
	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills,
400	0.050%, 07/10/14 (k) (n)	400
630	0.079%, 05/01/14 (k) (n)	630

	Total U.S. Treasury Obligations (Cost $1,030)	1,030

SHARES
	Investment Company — 0.0%
52	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $52)	52

	Total Short-Term Investments (Cost $1,082)	1,082

	Total Investments — 100.9% (Cost $437,939)	440,580
	Liabilities in Excess of Other Assets — (0.9)%	(3,974)

	NET ASSETS — 100.0%	$436,606

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
241	90 Day Eurodollar	03/19/18	$58,370	$98
	Short Futures Outstanding
(2)	90 Day Eurodollar	06/16/14	(499)	(1)
(118)	10 Year U.S. Treasury Note	06/19/14	(14,695)	(52)
(12)	U.S. Long Bond	06/19/14	(1,597)	(6)
(156)	5 Year U.S. Treasury Note	06/30/14	(18,698)	(41)
(2)	90 Day Eurodollar	09/15/14	(499)	(1)
(2)	90 Day Eurodollar	12/15/14	(498)	(1)
(2)	90 Day Eurodollar	09/14/15	(496)	— (h)
(3)	90 Day Eurodollar	12/14/15	(743)	1
(244)	90 Day Eurodollar	03/14/16	(60,268)	32
(24)	90 Day Eurodollar	09/19/16	(5,896)	— (h)

				$29

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
286,000	BRL	Credit Suisse International††	05/12/14	117	120	3
109,000	CHF	Union Bank of Switzerland AG	04/28/14	122	124	2
1,105,000	NOK	State Street Bank & Trust	03/10/14	177	184	7
1,105,000	NOK	Union Bank of Switzerland AG	10/03/14	174	183	9
1,330,000	ZAR	Credit Suisse International	05/12/14	119	122	3
				$709	$733	$24

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
286,000	BRL	Goldman Sachs International††	05/12/14	$117	$120	$(3)
129,000	CAD	Union Bank of Switzerland AG	06/09/14	116	116	— (h)
109,000	CHF	Union Bank of Switzerland AG	04/28/14	121	124	(3)
66,223,000	CLP	Credit Suisse International††	05/12/14	118	117	1
451,000	EUR	Goldman Sachs International	04/10/14	613	623	(10)
310,000	EUR	State Street Bank & Trust	04/10/14	426	428	(2)
450,000	EUR	Westpac Banking Corp.	04/10/14	611	621	(10)
3,977	EUR	Barclays Bank plc	04/11/14	5	5	— (h)
250,000	EUR	Union Bank of Switzerland AG	04/11/14	341	345	(4)
121,000	EUR	Union Bank of Switzerland AG	04/30/14	164	166	(2)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	43

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,105,000	NOK	Union Bank of Switzerland AG	03/10/14	$180	$184	$(4)
718,000	NOK	BNP Paribas	05/12/14	119	120	(1)
751,000	NOK	Goldman Sachs International	05/12/14	121	125	(4)
751,000	NOK	Union Bank of Switzerland AG	05/12/14	122	125	(3)
1,105,000	NOK	State Street Bank & Trust	10/03/14	176	183	(7)
154,000	SGD	HSBC Bank, N.A.	04/15/14	122	122	— (h)
154,000	SGD	Union Bank of Switzerland AG	04/15/14	120	121	(1)
1,330,000	ZAR	Barclays Bank plc	05/12/14	119	122	(3)
1,958,000	ZAR	BNP Paribas	05/12/14	177	180	(3)
1,274,000	ZAR	Goldman Sachs International	05/12/14	117	117	— (h)
				$4,005	$4,064	$(59)

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.806% semi-annually	3 month LIBOR quarterly	05/02/43	$300	$42

Centrally Cleared Interest Rate Swaps
RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
2.776% semi-annually	3 month LIBOR quarterly	11/19/23	1,286	$(17)
3.791% semi-annually	3 month LIBOR quarterly	01/21/44	1,321	(60)
3 month LIBOR quarterly	3.978% semi-annually	03/01/46	416	4

				$(73)

Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	$1,260	$(2)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695%	$300	$9	$(13)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/19	0.901	310	(2)	1
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/19	0.901	3,080	(22)	16
Barclays Bank plc:
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	290	10	(12)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	300	9	(13)

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695%	$300	$9	$(11)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	580	18	(23)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	50	(1)	1
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	03/20/19	0.906	760	(5)	11
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	03/20/19	1.899	320	13	(12)
BNP Paribas:
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	280	9	(10)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	300	9	(14)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	300	10	(16)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	50	(1)	1
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	50	(1)	1
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/15	0.143	310	(3)	3
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	50	(1)	— (h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	100	(2)	— (h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	100	(2)	— (h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.334	100	(1)	1
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	03/20/19	0.906	2,920	(19)	47
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	03/20/19	2.028	300	14	(13)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	03/20/19	2.294	300	18	(20)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.632	180	5	(7)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	03/20/19	2.294	300	19	(18)
Credit Suisse International:
DIRECTV Holdings LLC, 5.000%, 03/01/21	1.000% quarterly	06/20/19	1.068	240	— (h)	— (h)
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.632	420	12	(18)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	300	10	(12)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	300	10	(13)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/19	1.695	300	10	(10)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/19	0.901	310	(2)	1

					$132	$(152)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.537%		$200	$43	$(59)
CDX.EM.20-V1	5.000% quarterly	12/20/18	3.026		1,820	(174)	203
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.867	EUR	1,990	(22)	(51)
BNP Paribas:
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.867	EUR	250	(3)	(7)
Citibank, N.A.:
iTraxx Europe 20.1	1.000% quarterly	12/20/18	0.867	EUR	300	(3)	(3)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.537		100	22	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.537		230	50	(59)
Morgan Stanley Capital Services:
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.635		150	1	(24)

						$(86)	$(28)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	45

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	3.117%		550	$(50)	$35
CDX.NA.IG.21-V1	1.000% quarterly	12/20/18	0.636		10,330	(195)	171
iTraxx Europe 20.1	5.000% quarterly	12/20/18	2.580	EUR	500	(79)	33

						$(324)	$239

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433%	$60	$1	$—	(h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	220	5	2
Barclays Bank plc:
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	50	— (h)	2
J. C. Penney Co., 6.375%, 10/15/36	5.000% quarterly	06/20/14	8.137	120	— (h)	6
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	300	(12)	13
BNP Paribas:
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	50	— (h)	1
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	50	— (h)	2
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	50	— (h)	2
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	100	1	3
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	100	1	4
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	100	1	5
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.904	310	2	8
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	280	(11)	11
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	300	(12)	13
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	300	(12)	15
Deutsche Bank AG, New York:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.351	100	2	1
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	0.401	50	1	2
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	4.437	400	5	15
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.433	500	12	23
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	300	(12)	12
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	300	(12)	12
Russian Federation, 2.250%, 03/31/30*	1.000% quarterly	03/20/19	1.899	300	(12)	12
Union Bank of Switzerland AG:
J. C. Penney Co., 6.375%, 10/15/36	5.000% quarterly	03/20/14	8.137	110	1	—	(h)
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	03/20/14	13.365	50	— (h)	3

					$(51)	$167

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
CMBX.NA.AM.4	0.500% monthly	02/17/51	2.224%	$150	$(8)	$49

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

OPTIONS WRITTEN

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Call, American Style	$126.500	3/21/14	19	$(2)

(Premiums received of $4.)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$99.000	9/12/14	47	$(11)

(Premiums received of $24.)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	47

J.P. Morgan Tax Aware Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

ADR	— American Depositary Receipt
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDX	— Credit Default Swap Index
CHF	— Swiss Franc
CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified Index. The interest rate shown is the rate in effect as of February 28, 2014. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	— London Interbank Offering Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Municipal Bond Insurance Association
NATL	— Insured by National Public Finance Guarantee Corp.
NOK	— Norwegian Krone
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured

REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SGD	— Singapore Dollar
USD	— United States Dollar
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2014.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2014.
XLCA	— Insured by XL Capital Assurance
ZAR	— South African Rand
(a)	— Non-income producing security.
(d)	— Defaulted Security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.
^	— All or a portion of the security is unsettled as of February 28, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
††	— Non Deliverable Forward

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	49

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$91,144		$440,528
Investments in affiliates, at value	7,612		52

Total investment securities, at value	98,756		440,580
Cash	101		—
Foreign currency, at value	—		2
Receivables:
Investment securities sold	170		7,845
Fund shares sold	435		4,992
Interest and dividends from non-affiliates	905		2,011
Dividends from affiliates	—	(a)	—	(a)
Tax reclaims	—		—	(a)
Variation margin on futures contracts	—		39
Unrealized appreciation on forward foreign currency exchange contracts	—		25
Variation margin on Centrally Cleared Swaps	—		819
Outstanding swap contracts, at value	—		384
Due from Adviser	6		—

Total Assets	100,373		456,697

LIABILITIES:
Payables:
Due to custodian	—		40
Distributions	36		20
Investment securities purchased	5,335		17,211
Fund shares redeemed	562		2,036
Unrealized depreciation on forward foreign currency exchange contracts	—		60
Outstanding options written, at fair value	—		13
Outstanding swap contracts, at value	—		357
Accrued liabilities:
Investment advisory fees	—		112
Shareholder servicing fees	4		36
Distribution fees	20		35
Custodian and accounting fees	21		41
Collateral management fees	—		5
Trustees’ and Chief Compliance Officer’s fees	—		1
Other	89		124

Total Liabilities	6,067		20,091

Net Assets	$94,306		$436,606

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
NET ASSETS:
Paid-in-Capital	$93,278	$433,384
Accumulated undistributed (distributions in excess of) net investment income	67	(41)
Accumulated net realized gains (losses)	(403)	707
Net unrealized appreciation (depreciation)	1,364	2,556

Total Net Assets	$94,306	$436,606

Net Assets:
Class A	$42,508	$124,187
Class C	20,223	18,813
Select Class	31,575	293,606

Total	$94,306	$436,606

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3,942	12,093
Class C	1,879	1,844
Select Class	2,929	28,590

Net Asset Value (a):
Class A — Redemption price per share	$10.78	$10.27
Class C — Offering price per share (b)	10.76	10.20
Select Class — Offering and redemption price per share	10.78	10.27
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share	—	—
[net asset value per share/(100% — maximum sales charge)]	$11.20	$10.67

Cost of investments in non-affiliates	$89,780	$437,887
Cost of investments in affiliates	7,612	52
Cost of foreign currency	—	2
Premiums paid on swaps	—	466
Premiums received on swaps	—	741
Premiums received from options written	—	28

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	51

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2014

(Amounts in thousands)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,039	$3,742
Interest income from affiliates	—	— (a)
Dividend income from affiliates	— (a)	— (a)

Total investment income	3,039	3,742

EXPENSES:
Investment advisory fees	316	1,327
Administration fees	76	278
Distribution fees:
Class A	101	282
Class C	186	137
Shareholder servicing fees:
Class A	101	282
Class C	62	45
Select Class	63	502
Custodian and accounting fees	62	137
Professional fees	86	117
Collateral management fees	—	17
Trustees’ and Chief Compliance Officer’s fees	1	4
Printing and mailing costs	16	31
Registration and filing fees	63	96
Transfer agent fees	59	136
Other	5	30

Total expenses	1,197	3,421

Less amounts waived	(500)	(993)
Less expense reimbursements	(17)	—

Net expenses	680	2,428

Net investment income (loss)	2,359	1,314

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(327)	965
Futures	—	380
Securities sold short	—	156
Foreign currency transactions	—	5
Options written	—	8
Swaps	—	441

Net realized gain (loss)	(327)	1,955

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(2,551)	(71)
Futures	—	98
Foreign currency translations	—	(33)
Options written	—	15
Swaps	—	(663)
Unfunded commitments	— (a)	—

Change in net unrealized appreciation/depreciation	(2,551)	(654)

Net realized/unrealized gains (losses)	(2,878)	1,301

Change in net assets resulting from operations	$(519)	$2,615

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,359	$2,036	$1,314	$1,322
Net realized gain (loss)	(327)	(75)	1,955	2,250
Change in net unrealized appreciation/depreciation	(2,551)	1,133	(654)	1,059

Change in net assets resulting from operations	(519)	3,094	2,615	4,631

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,092)	(814)	(388)	(565)
From net realized gains	—	(17)	(702)	(242)
Class C
From net investment income	(527)	(493)	(2)	(10)
From net realized gains	—	(13)	(106)	(44)
Select Class
From net investment income	(712)	(654)	(822)	(684)
From net realized gains	—	(11)	(1,613)	(275)

Total distributions to shareholders	(2,331)	(2,002)	(3,633)	(1,820)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6,239	34,229	197,804	92,538

NET ASSETS:
Change in net assets	3,389	35,321	196,786	95,349
Beginning of period	90,917	55,596	239,820	144,471

End of period	$94,306	$90,917	$436,606	$239,820

Accumulated undistributed (distributions in excess of) net investment income	$67	$47	$(41)	$45

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Year Ended 2/28/2014	Year Ended 2/28/2013	Year Ended 2/28/2014	Year Ended 2/28/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$25,862	$24,934	$85,877	$87,602
Distributions reinvested	1,011	731	930	727
Cost of shares redeemed	(21,761)	(7,249)	(64,038)	(57,268)

Change in net assets resulting from Class A capital transactions	$5,112	$18,416	$22,769	$31,061

Class C
Proceeds from shares issued	$6,864	$16,808	$7,729	$7,174
Distributions reinvested	474	412	85	46
Cost of shares redeemed	(14,578)	(3,583)	(6,551)	(5,842)

Change in net assets resulting from Class C capital transactions	$(7,240)	$13,637	$1,263	$1,378

Select Class
Proceeds from shares issued	$40,926	$11,768	$262,426	$106,185
Distributions reinvested	462	450	1,981	851
Cost of shares redeemed	(33,021)	(10,042)	(90,635)	(46,937)

Change in net assets resulting from Select Class capital transactions	$8,367	$2,176	$173,772	$60,099

Total change in net assets resulting from capital transactions	$6,239	$34,229	$197,804	$92,538

SHARE TRANSACTIONS:
Class A
Issued	2,406	2,262	8,365	8,544
Reinvested	95	66	91	71
Redeemed	(2,041)	(658)	(6,235)	(5,576)

Change in Class A Shares	460	1,670	2,221	3,039

Class C
Issued	634	1,523	757	702
Reinvested	44	38	8	4
Redeemed	(1,369)	(325)	(641)	(571)

Change in Class C Shares	(691)	1,236	124	135

Select Class
Issued	3,809	1,066	25,568	10,375
Reinvested	43	41	194	83
Redeemed	(3,079)	(910)	(8,829)	(4,578)

Change in Select Class Shares	773	197	16,933	5,880

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Tax Aware High Income Fund
Class A
Year Ended February 28, 2014	$11.08	$0.29	(d)	$(0.30)	$(0.01)	$(0.29)	$—		$(0.29)
Year Ended February 28, 2013	10.90	0.33	(d)	0.17	0.50	(0.31)	(0.01)		(0.32)
Year Ended February 29, 2012	10.14	0.37	(d)	0.77	1.14	(0.38)	—	(e)	(0.38)
Year Ended February 28, 2011	10.25	0.44	(d)	(0.11)	0.33	(0.44)	—		(0.44)
Year Ended February 28, 2010	9.15	0.40	(d)	1.10	1.50	(0.40)	—		(0.40)

Class C
Year Ended February 28, 2014	11.06	0.24	(d)	(0.31)	(0.07)	(0.23)	—		(0.23)
Year Ended February 28, 2013	10.88	0.27	(d)	0.18	0.45	(0.26)	(0.01)		(0.27)
Year Ended February 29, 2012	10.12	0.32	(d)	0.77	1.09	(0.33)	—	(e)	(0.33)
Year Ended February 28, 2011	10.24	0.39	(d)	(0.12)	0.27	(0.39)	—		(0.39)
Year Ended February 28, 2010	9.15	0.35	(d)	1.09	1.44	(0.35)	—		(0.35)

Select Class
Year Ended February 28, 2014	11.08	0.30	(d)	(0.30)	— (e)	(0.30)	—		(0.30)
Year Ended February 28, 2013	10.89	0.34	(d)	0.18	0.52	(0.32)	(0.01)		(0.33)
Year Ended February 29, 2012	10.13	0.39	(d)	0.76	1.15	(0.39)	—	(e)	(0.39)
Year Ended February 28, 2011	10.24	0.45	(d)	(0.11)	0.34	(0.45)	—		(0.45)
Year Ended February 28, 2010	9.15	0.41	(d)	1.09	1.50	(0.41)	—		(0.41)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.78	(0.06)%	$42,508	0.65%	2.72%	1.26%	24%
11.08	4.60	38,594	0.64	2.96	1.24	13
10.90	11.48	19,746	0.65	3.54	1.46	19
10.14	3.23	4,021	0.65	4.25	2.05	16
10.25	16.62	2,052	0.65	4.05	2.42	25

10.76	(0.58)	20,223	1.15	2.22	1.76	24
11.06	4.14	28,424	1.14	2.46	1.74	13
10.88	10.98	14,510	1.15	3.01	1.94	19
10.12	2.62	2,751	1.15	3.76	2.55	16
10.24	15.98	1,521	1.15	3.54	2.93	25

10.78	0.05	31,575	0.55	2.82	1.01	24
11.08	4.81	23,899	0.54	3.10	1.00	13
10.89	11.59	21,340	0.55	3.68	1.25	19
10.13	3.32	18,518	0.55	4.35	1.81	16
10.24	16.62	11,497	0.55	4.18	2.24	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware Income Opportunities Fund
Class A
Year Ended February 28, 2014	$10.32	$0.04		$0.01		$0.05	$(0.04)	$(0.06)	$(0.10)
Year Ended February 28, 2013	10.18	0.06		0.17		0.23	(0.06)	(0.03)	(0.09)
March 1, 2011 (f) through February 29, 2012	10.00	0.06		0.27		0.33	(0.07)	(0.08)	(0.15)

Class C
Year Ended February 28, 2014	10.28	(0.02)		—	(g)	(0.02)	— (g)	(0.06)	(0.06)
Year Ended February 28, 2013	10.16	—	(g)	0.16		0.16	(0.01)	(0.03)	(0.04)
March 1, 2011 (f) through February 29, 2012	10.00	0.01		0.26		0.27	(0.03)	(0.08)	(0.11)

Select Class
Year Ended February 28, 2014	10.32	0.05		0.01		0.06	(0.05)	(0.06)	(0.11)
Year Ended February 28, 2013	10.18	0.07		0.17		0.24	(0.07)	(0.03)	(0.10)
March 1, 2011 (f) through February 29, 2012	10.00	0.07		0.27		0.34	(0.08)	(0.08)	(0.16)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of operations.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.27	0.45%	$124,187	0.76%	0.40%	1.16%	186%
10.32	2.23	101,867	0.75	0.63	1.20	309
10.18	3.36	69,567	0.75	0.82	1.37	293

10.20	(0.18)	18,813	1.41	(0.25)	1.66	186
10.28	1.49	17,682	1.40	(0.01)	1.70	309
10.16	2.70	16,098	1.40	0.15	1.88	293

10.27	0.55	293,606	0.66	0.45	0.90	186
10.32	2.32	120,271	0.65	0.72	0.95	309
10.18	3.43	58,806	0.65	0.83	1.28	293

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Trust I (the “Trust“) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively the “Funds“) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C, Select Class	Diversified
Tax Aware Income Opportunities Fund	Class A, Class C, Select Class	Diversified

The investment objective of Tax Aware High Income Fund is to seek to provide a high level of after-tax income from a portfolio of fixed income investments.

The investment objective of Tax Aware Income Opportunities Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC“). No sales charges are assessed with respect to Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP“). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are

60	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Tax Aware Income Opportunities Fund at February 28, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by State or sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Tax Aware High Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$17	$17
Municipal Bonds
Alabama
Other Revenue	—	521	—	521
Alaska
Other Revenue	—	1,032	—	1,032
Arizona
Education	—	370	—	370
Hospital	—	110	—	110
Other Revenue	—	439	—	439
Water & Sewer	—	615	—	615

Total Arizona	—	1,534	—	1,534

Arkansas
Housing	—	77	—	77
California
General Obligation	—	914	—	914
Hospital	—	109	—	109
Housing	—	16	—	16
Other Revenue	—	1,272	—	1,272
Prerefunded	—	691	—	691
Utility	—	223	—	223

Total California	—	3,225	—	3,225

Colorado
Certificate of Participation/Lease	—	347	—	347
General Obligation	—	529	—	529
Housing	—	35	—	35
Other Revenue	—	504	—	504

Total Colorado	—	1,415	—	1,415

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Connecticut
Other Revenue	$—	$1,851	$—	$1,851
Delaware
Housing	—	56	—	56
District of Columbia
Other Revenue	—	1,285	—	1,285
Florida
Certificate of Participation/Lease	—	222	—	222
General Obligation	—	226	—	226
Housing	—	619	—	619
Other Revenue	—	6,061	—	6,061
Prerefunded	—	102	—	102

Total Florida	—	7,230	—	7,230

Georgia
Other Revenue	—	2,983	—	2,983
Utility	—	102	—	102

Total Georgia	—	3,085	—	3,085

Guam
Other Revenue	—	213	—	213
Hawaii
General Obligation	—	116	—	116
Idaho
General Obligation	—	889	—	889
Illinois
Education	—	113	—	113
General Obligation	—	846	—	846
Housing	—	117	—	117
Other Revenue	—	1,920	—	1,920
Transportation	—	317	—	317

Total Illinois	—	3,313	—	3,313

Indiana
Other Revenue	—	1,987	—	1,987
Iowa
Housing	—	53	—	53
Kansas
Hospital	—	227	—	227
Housing	—	186	—	186

Total Kansas	—	413	—	413

Kentucky
Housing	—	69	—	69
Other Revenue	—	254	—	254

Total Kentucky	—	323	—	323

Louisiana
Housing	—	26	—	26
Other Revenue	—	895	—	895
Transportation	—	143	—	143

Total Louisiana	—	1,064	—	1,064

Maine
Other Revenue	—	810	—	810

62	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Maryland
Special Tax	$—	$463	$—	$463
Transportation	—	106	—	106

Total Maryland	—	569	—	569

Massachusetts
Education	—	1,196	—	1,196
Industrial Development Revenue/Pollution Control Revenue	—	152	—	152
Other Revenue	—	3,571	—	3,571
Transportation	—	371	—	371
Water & Sewer	—	118	—	118

Total Massachusetts	—	5,408	—	5,408

Michigan
General Obligation	—	604	—	604
Other Revenue	—	1,418	—	1,418

Total Michigan	—	2,022	—	2,022

Minnesota
Hospital	—	211	—	211
Housing	—	83	—	83
Other Revenue	—	1,653	200	1,853

Total Minnesota	—	1,947	200	2,147

Mississippi
Other Revenue	—	300	—	300
Missouri
General Obligation	—	282	—	282
Housing	—	32	—	32
Other Revenue	—	549	—	549
Transportation	—	463	—	463

Total Missouri	—	1,326	—	1,326

Montana
Housing	—	25	—	25
Other Revenue	—	788	—	788

Total Montana	—	813	—	813

Nebraska
General Obligation	—	719	—	719
Nevada
Certificate of Participation/Lease	—	101	—	101
General Obligation	—	53	—	53

Total Nevada	—	154	—	154

New Hampshire
Other Revenue	—	657	—	657
New Jersey
Other Revenue	—	2,327	—	2,327
Special Tax	—	352	—	352

Total New Jersey	—	2,679	—	2,679

New Mexico
Housing	—	17	—	17
Other Revenue	—	811	—	811

Total New Mexico	—	828	—	828

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York
General Obligation	$—	$595	$—	$595
Other Revenue	—	4,084	—	4,084
Prerefunded	—	250	—	250
Special Tax	—	876	—	876
Water & Sewer	—	433	—	433

Total New York	—	6,238	—	6,238

North Carolina
Housing	—	83	—	83
North Dakota
Other Revenue	—	244	—	244
Ohio
General Obligation	—	277	—	277
Housing	—	399	—	399
Industrial Development Revenue/Pollution Control Revenue	—	299	—	299
Other Revenue	—	2,338	—	2,338

Total Ohio	—	3,313	—	3,313

Oklahoma
Other Revenue	—	246	—	246
Oregon
General Obligation	—	349	—	349
Other Revenue	—	892	—	892
Prerefunded	—	76	—	76

Total Oregon	—	1,317	—	1,317

Pennsylvania
Industrial Development Revenue/Pollution Control Revenue	—	752	—	752
Other Revenue	—	3,296	—	3,296
Prerefunded	—	150	—	150

Total Pennsylvania	—	4,198	—	4,198

Puerto Rico
General Obligation	—	198	—	198
Other Revenue	—	290	—	290

Total Puerto Rico	—	488	—	488

Rhode Island
Other Revenue	—	278	—	278
South Carolina
Other Revenue	—	582	—	582
South Dakota
Other Revenue	—	226	—	226
Tennessee
Other Revenue	—	819	—	819
Utility	—	301	—	301

Total Tennessee	—	1,120	—	1,120

64	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Texas
Education	$—	$280		$—	$280
General Obligation	—	1,874		—	1,874
Housing	—	83		—	83
Industrial Development Revenue/Pollution Control Revenue	—	1,189		—	1,189
Other Revenue	—	1,018		—	1,018
Prerefunded	—	19		—	19

Total Texas	—	4,463		—	4,463

Utah
Certificate of Participation/Lease	—	547		—	547
Other Revenue	—	586		—	586

Total Utah	—	1,133		—	1,133

Vermont
Other Revenue	—	297		—	297
Virginia
Other Revenue	—	616		—	616
Prerefunded	—	18		—	18

Total Virginia	—	634		—	634

Washington
General Obligation	—	174		—	174
Other Revenue	—	1,750		—	1,750

Total Washington	—	1,924		—	1,924

Wisconsin
Other Revenue	—	658		—	658
Wyoming
Other Revenue	—	593		—	593

Total Municipal Bonds	—	75,949		200	76,149

Preferred Stocks
Materials	—	—	(a)	—	—	(a)
Common Stocks
Materials	—	—	(a)	—	—	(a)
Loan Assignments
Consumer Discretionary	—	5,427		—	5,427
Consumer Staples	—	1,201		—	1,201
Energy	—	652		—	652
Financials	—	594		—	594
Health Care	—	1,137		—	1,137
Industrials	—	2,285		—	2,285
Information Technology	—	1,108		—	1,108
Materials	—	1,104		—	1,104
Telecommunication Services	—	621		—	621
Utilities	—	849		—	849

Total Loan Assignments	—	14,978		—	14,978

Short-Term Investment
Investment Company	7,612	—		—	7,612

Total Investments in Securities	$7,612	$90,927		$217	$98,756

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Tax Aware Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$87	$3,107	$3,194
Collateralized Mortgage Obligations
Agency CMO	—	396	—	396
Non-Agency CMO	—	493	82	575

Total Collateralized Mortgage Obligations	—	889	82	971

Corporate Bonds
Information Technology	—	307	—	307
Daily Demand Notes
Alabama	—	750	—	750
Alaska	—	200	—	200
California	—	9,104	—	9,104
Delaware	—	3,320	—	3,320
Florida	—	3,995	—	3,995
Illinois	—	1,050	—	1,050
Indiana	—	425	—	425
Iowa	—	1,900	—	1,900
Kansas	—	530	—	530
Louisiana	—	1,395	—	1,395
Maryland	—	2,250	—	2,250
Massachusetts	—	620	—	620
Michigan	—	3,835	—	3,835
Minnesota	—	1,025	—	1,025
Mississippi	—	5,775	—	5,775
Missouri	—	3,345	—	3,345
New Hampshire	—	2,925	—	2,925
New York	—	8,800	—	8,800
North Carolina	—	3,030	—	3,030
Ohio	—	7,150	—	7,150
Oklahoma	—	1,100	—	1,100
Oregon	—	2,900	—	2,900
Pennsylvania	—	5,680	—	5,680
Texas	—	650	—	650
Utah	—	1,510	—	1,510
Virginia	—	1,465	—	1,465
Washington	—	3,850	—	3,850
Wyoming	—	2,950	—	2,950

Total Daily Demand Notes	—	81,529	—	81,529

Event-Linked Bonds	—	3,273	—	3,273
Monthly Demand Notes
California	—	1,001	—	1,001
Vermont	—	830	—	830

Total Monthly Demand Notes	—	1,831	—	1,831

66	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Tax Aware Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds
Alabama	$—	$1,908	$—	$1,908
Alaska	—	883	—	883
Arizona	—	4,227	—	4,227
California	—	4,216	—	4,216
Colorado	—	4,951	—	4,951
Connecticut	—	3,366	—	3,366
Delaware	—	758	—	758
District of Columbia	—	2,539	—	2,539
Florida	—	11,702	—	11,702
Georgia	—	4,094	—	4,094
Hawaii	—	418	—	418
Illinois	—	7,386	—	7,386
Indiana	—	10,435	—	10,435
Iowa	—	1,295	—	1,295
Kansas	—	1,436	—	1,436
Kentucky	—	3,815	—	3,815
Louisiana	—	5,213	—	5,213
Maine	—	2,826	—	2,826
Maryland	—	1,881	—	1,881
Massachusetts	—	6,608	—	6,608
Michigan	—	8,950	—	8,950
Minnesota	—	4,889	—	4,889
Mississippi	—	1,329	—	1,329
Missouri	—	2,876	—	2,876
Montana	—	1,493	—	1,493
Nebraska	—	1,226	—	1,226
Nevada	—	230	—	230
New Hampshire	—	1,847	—	1,847
New Jersey	—	5,810	—	5,810
New Mexico	—	1,268	—	1,268
New York	—	18,000	—	18,000
North Carolina	—	3,815	—	3,815
North Dakota	—	2,060	—	2,060
Ohio	—	3,736	—	3,736
Oklahoma	—	5,553	—	5,553
Oregon	—	5,748	—	5,748
Pennsylvania	—	4,497	—	4,497
Puerto Rico	—	1,178	—	1,178
South Carolina	—	3,767	—	3,767
South Dakota	—	4,119	—	4,119
Tennessee	—	3,065	—	3,065
Texas	—	14,194	—	14,194
Utah	—	175	—	175
Vermont	—	1,430	—	1,430
Virgin Islands	—	1,011	—	1,011
Virginia	—	1,590	—	1,590
Washington	—	2,714	—	2,714
West Virginia	—	1,521	—	1,521
Wisconsin	—	436	—	436
Wyoming	—	1,238	—	1,238

Total Municipal Bonds	—	189,722	—	189,722

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Tax Aware Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Quarterly Demand Notes
Arizona	$—	$3,000	$—	$3,000
California	—	3,000	—	3,000
Pennsylvania	—	2,000	—	2,000

Total Quarterly Demand Notes	—	8,000	—	8,000

Semi-Annual Demand Notes
Mississippi	—	3,142	—	3,142
U.S. Treasury Obligations	—	2,770	—	2,770
Weekly Demand Notes
Alaska	—	1,350	—	1,350
California	—	13,569	—	13,569
Florida	—	9,700	—	9,700
Georgia	—	12,945	—	12,945
Illinois	—	850	—	850
Maryland	—	7,375	—	7,375
Massachusetts	—	2,875	—	2,875
Missouri	—	9,565	—	9,565
New Jersey	—	509	—	509
New Mexico	—	4,150	—	4,150
New York	—	7,730	—	7,730
North Carolina	—	16,845	—	16,845
Ohio	—	3,710	—	3,710
Pennsylvania	—	7,153	—	7,153
South Carolina	—	8,660	—	8,660
Tennessee	—	3,030	—	3,030
Texas	—	18,279	—	18,279
Virginia	—	8,250	—	8,250
Washington	—	8,115	—	8,115

Total Weekly Demand Notes	—	144,660	—	144,660

Options Purchased
Payer Options Purchased on Interest Rate Swaps	—	73	—	73
Put Option Purchased	26	—	—	26

Total Options Purchased	26	73	—	99

Short-Term Investments
U.S. Treasury Obligation	—	1,030	—	1,030
Investment Company	52	—	—	52

Total Short-Term Investments	52	1,030	—	1,082

Total Investments in Securities	$78	$437,313	$3,189	$440,580

Liabilities
Option Written
Call Options Written	$(2)	$—	$—	$(2)
Put Options Written	(11)	—	—	(11)

Total Liabilities	$(13)	$—	$—	$(13)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$25	$—	$25
Futures Contracts	131	—	—	131
Swaps	—	269	—	269

Total Appreciation in Other Financial Instruments	$131	$294	$—	$425

68	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Tax Aware Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(60)	$—	$(60)
Futures Contracts	(102)	—	—	(102)
Swaps	—	(364)	—	(364)

Total Depreciation in Other Financial Instruments	$(102)	$(424)	$—	$(526)

There were no transfers between Levels 1 and 2 during the year ended February 28, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Tax Aware Income Opportunities Fund	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 02/28/14
Asset-Backed Securities	$—	$—	$6	$4	$3,123		$(26)	$—	$—	$3,107
Collateralized Mortgage Obligations — Agency CMO	230	17	(7)	(32)	—	(a)	(170)	—	(38)	—
Collateralized Mortgage Obligations — Non-Agency CMO	—	—	2	—	80		—	—	—	82

	$230	$17	$1	$(28)	$3,203		$(196)	$—	$(38)	$3,189

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades),

respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2014, which were valued using significant unobservable inputs (Level 3) amounted to approximately $8,000. This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates in the Statements of Operations.

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amount in thousands)

	Fair Value at 2/28/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,107	Discounted Cash Flow	Constant Prepayment Rate	0.00% -6.00% (1.56%)
			Constant Default Rate	6.00% - 15.00% (10.57%)
			Yield (Discount Rate of Cash Flows)	3.05% -7.29% (4.76%)

Asset-Backed Securities	3,107

Total	3,107

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was $82,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2014, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

The following are values and percentages of net assets of illiquid securities as of February 28, 2014 (amounts in thousands):

	Value	Percentage
Tax Aware High Income Fund	$217	0.23%

C. Loan Assignments — Tax Aware High Income Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan provided, however, the Fund’s rights may be more limited than the lender from which they acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Tax Aware High Income Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 28, 2014, Tax Aware High Income Fund had no unfunded loan commitments.

E. Derivatives — Tax Aware Income Opportunities Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes E(1) — E(3) below describe the various derivatives used by the Fund.

(1). Options — Tax Aware Income Opportunities Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

70	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Options Purchased — Premiums paid by the Fund for options purchased are included in the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are included in the Statements of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security. Uncovered call options written subject the Fund to unlimited risk of loss. Covered call options written limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract. Transactions in options written during the year ended February 28, 2014 were as follows (amounts in thousands, except number of contracts):

	Options
	Number of Contracts	Premiums Received
Tax Aware Income Opportunities Fund
Options outstanding at February 28, 2013	—	$—
Options written	155	45
Options expired	—	—
Options closed	(89)	(17)

Options outstanding at February 28, 2014	66	$28

(2). Futures Contracts — Tax Aware Income Opportunities Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio. The use of futures contracts exposes the Fund to interest rate risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(3). Forward Foreign Currency Exchange Contracts — Tax Aware Income Opportunities Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

As of February 28, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — Tax Aware Income Opportunities Fund engages in various swap transactions, including interest rate and credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearing house through a Futures Commission Merchant (“FCM”) to exchange investment cash flows or assets at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, is recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statement of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.). These amounts are not reflected on the Fund’s Statements of Assets and Liabilities and are disclosed in the table below. The Fund’s swap contracts at net value and collateral posted or received by counterparty as of February 28, 2014 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Tax Aware Income Opportunities Fund	Collateral received	Morgan Stanley Capital Services	$14	$(26)

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Fund’s swap contracts are subject to master netting arrangement.

Credit Default Swaps

Tax Aware Income Opportunities Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Tax Aware Income Opportunities Fund uses return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

72	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Interest Rate Swaps

Tax Aware Income Opportunities Fund enters into interest rate swap contracts to manage its exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(5). Summary of Derivatives Information

The following tables present the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Tax Aware Income Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets —Unrealized Appreciation	$—	$131	$—	$4	$42	$177
Foreign exchange contracts	Receivables	—	—	25	—	—	25
Credit contracts	Receivables	99	—	—	—	342	441

Total		$99	$131	$25	$4	$384	$643

Gross Liabilities:
Interest rate contracts	Payables	$(13)	$(102)	$—	$(77)	$—	$(192)
Foreign exchange contracts	Payables	—	—	(60)	—	—	(60)
Credit contracts	Payables	—	—	—	(324)	(357)	(681)

Total		$(13)	$(102)	$(60)	$(401)	$(357)	$(933)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOI. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and net of any related collateral received or posted by the Fund as of February 28, 2014 (amounts in thousands):

Tax Aware Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statements of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received (e)	Net Amount Due From Counterparty (not less than zero)
Bank of America	$15		$(15)	$—	$—
Barclays Bank plc	144		(144)	—	—
BNP Paribas	65		(65)	—	—
Citibank, N.A	24		(5)	—	19
Credit Suisse International	79		—	—	79
Deutsche Bank AG	3		—	—	3
HSBC Bank, N.A.	—	(f)	—	—	—	(f)
Morgan Stanley Capital Services	60		(46)	(14)	—
State Street Bank & Trust	7		(7)	—	—
Union Bank of Switzerland	12		(12)	—	—
Centrally Cleared Swaps (b)	4	(c)	—	—	4
Exchange Traded Futures & Options Contracts (b)	230	(d)	—	—	230

Total	$643		$(294)	$(14)	$335

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statements of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted (e)	Net Amount Due To Counterparty (not less than zero)
Bank of America	$24		$(15)	$—	$9
Barclays Bank plc	217		(144)	—	73
BNP Paribas	72		(65)	—	7
Citibank, N.A	5		(5)	—	—
Goldman Sachs International	17		—	—	17
Morgan Stanley Capital Services	46		(46)	—	—
State Street Bank & Trust	9		(7)	—	2
Union Bank of Switzerland	17		(12)	—	5
Westpac Banking Corp.	10		—	—	10
Centrally Cleared Swaps (b)	401	(c)	—	—	401
Exchange Traded Futures & Options Contracts (b)	115	(d)	—	—	115

Total	$933		$(294)	$—	$639

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	This amount represents the value of centrally cleared swaps as reported in the SOI. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(d)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOI. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(3). for actual collateral received or posted.
(f)	Amount rounds to less than $1,000.

Tax Aware Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(20)	$380	$—	$29	$389
Foreign exchange contracts	—	—	(3)	—	(3)
Credit contracts	—	—	—	412	412

Total	$(20)	$380	$(3)	$441	$798

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$28	$98	$—	$(32)	$94
Foreign exchange contracts	—	—	(35)	—	(35)
Credit contracts	—	—	—	(631)	(631)

Total	$28	$98	$(35)	$(663)	$(572)

Tax Aware Income Opportunities Fund’s derivatives contracts held at February 28, 2014 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The table below discloses the volume of the Fund’s futures contracts, options and swaps activity during the year ended February 28, 2014 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative— related gains and losses associated with volume activity.

74	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Tax Aware Income Opportunities Fund
Futures Contracts:
Average Notional Balance Long	$23,613
Average Notional Balance Short	60,856
Ending Notional Balance Long	58,370
Ending Notional Balance Short	103,889
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	415
Average Settlement Value Sold	1,426
Ending Value Purchased	709
Ending Value Sold	4,005
Exchange-Traded Options:
Average Number of Contracts Purchased	20
Average Number of Contracts Written	57
Ending Number of Contracts Purchased	97
Ending Number of Contracts Written	66
Swaptions and OTC Options:
Average Notional Balance Purchased	2,121
Average Notional Balance Written	3,187
Ending Notional Balance Purchased	2,392
Credit Default Swaps:
Average Notional Balance — Buy Protection	24,949
Average Notional Balance — Sell Protection	10,623
Ending Notional Balance — Buy Protection	31,376
Ending Notional Balance — Sell Protection	4,650
Total Return Swaps:
Average Notional Balance — Pays Fixed Rate	1,219
Ending Notional Balance — Pays Fixed Rate	1,260
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance — Pays Fixed Rate	2,600
Average Notional Balance — Receives Fixed Rate	498
Ending Notional Balance — Pays Fixed Rate	2,907
Ending Notional Balance — Receives Fixed Rate	416

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end.

G. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

Tax Aware Income Opportunities Fund did not hold TBA purchase commitments and had no TBA forward short sale commitments outstanding as of February 28, 2014.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gains (Losses)
Tax Aware High Income Fund	$—		$(8)	$8
Tax Aware Income Opportunities Fund	—	(a)	(188)	188

(a)	Amounts rounds to less than $1,000.

The reclassifications for the Funds relate primarily to investments in swap contracts.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Tax Aware High Income Fund	0.35%
Tax Aware Income Opportunities Fund	0.40

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2014, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

76	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively. In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2014, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Tax Aware High Income Fund	$14	$4
Tax Aware Income Opportunities Fund	7	—(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of each class. The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Tax Aware Income Opportunities Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator (for all share classes) and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Select Class
Tax Aware High Income Fund	0.65%	1.15%	0.55%
Tax Aware Income Opportunities Fund	0.75	1.40	0.65

The expense limitation agreements were in effect for the year ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014. For the year ended February 28, 2014, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Tax Aware High Income Fund	$232	$76	$188	$496	$17
Tax Aware Income Opportunities Fund	214	278	501	993	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2014 were as follows (amounts in thousands):

Tax Aware High Income Fund	$4
Tax Aware Income Opportunities Fund	-(a)

(a)	Amount rounds to less than $1,000.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2014, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2014, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Tax Aware High Income Fund	$28,123	$20,720	$—	$—
Tax Aware Income Opportunities Fund	788,563	603,684	11,649	12,292

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$97,402	$2,259	$905	$1,354
Tax Aware Income Opportunities Fund	437,989	3,203	612	2,591

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in passive foreign investment companies (“PFIC’s”).

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Total Distributions Paid
Tax Aware High Income Fund	$646	$1,685	$2,331
Tax Aware Income Opportunities Fund	2,421	1,212	3,633

The tax character of distributions paid during the fiscal year ended February 28, 2013 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
Tax Aware High Income Fund	$605	$1,397	$—	$2,002
Tax Aware Income Opportunities Fund	679	1,141	—	1,820

78	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Tax Exempt Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$—	$103	$(392)	$1,354
Tax Aware Income Opportunities Fund	799	50	—	2,489

For the Funds the cumulative timing differences primarily consist of mark to market of PFIC’s and distributions payable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2014, the Tax Aware High Income Fund had post-enactment net short-term capital loss carryforwards of approximately $221,000 and net long-term capital loss carryforwards of approximately $171,000.

Late year ordinary losses incurred and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2014, the Funds deferred to March 1, 2014 late year ordinary losses of (amounts in thousands):

Late Year Ordinary Loss Deferral
Tax Aware High Income Fund	$—
Tax Aware Income Opportunities Fund	80

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds each have a shareholder or shareholders, which are accounts maintained by a financial intermediary on behalf of its clients, that own a significant portion of the Funds’ outstanding shares. Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (continued)

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

80	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund (each a separate fund of JPMorgan Trust I) (hereafter referred to as the “Funds”) at February 28, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	81

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

82	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trust since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	83

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004-2413.

84	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1000.00	$1049.40	$3.30	0.65%
Hypothetical	1000.00	1021.57	3.26	0.65
Class C
Actual	1000.00	1046.70	5.89	1.15
Hypothetical	1000.00	1019.04	5.81	1.15
Select Class
Actual	1000.00	1049.90	2.80	0.55
Hypothetical	1000.00	1022.07	2.76	0.55

Tax Aware Income Opportunities Fund
Class A
Actual	1,000.00	1,010.80	3.79	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
Class C
Actual	1,000.00	1,006.90	7.02	1.41
Hypothetical	1,000.00	1,017.80	7.05	1.41
Select Class
Actual	1,000.00	1,011.20	3.29	0.66
Hypothetical	1,000.00	1,021.52	3.31	0.66

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FEBRUARY 28, 2014	J.P. MORGAN TAX AWARE FUNDS	85

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Tax-Exempt Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2014:

Exempt Distributions Paid
Tax Aware High Income Fund	72.29%
Tax Aware Income Opportunities Fund	100.00

Treasury Income

Tax Aware Income Opportunities Fund had approximately 0.44%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2014.

86	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2014

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014.	AN-TAI-214

J.P. Morgan Income Funds

Annual Report

February 28, 2014

JPMorgan Emerging Markets Corporate Debt Fund

J.P. Morgan Income Funds

Annual Report

February 28, 2014

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

J.P. Morgan Income Funds

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement during the past year, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the 12 months ended February 28, 2014. Fixed-income markets generally struggled in the face of a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations generally performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the central bank signaled its intent to “taper” off its $85 billion in monthly asset purchases in response to improvements in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its asset purchase program. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S., partisan inflexibility in Congress led to a federal budget sequestration that cut government spending across a range of defense and non-defense programs by an estimated $42 billion in fiscal 2013. Partisan acrimony flared again in October 2013, when a legislative effort to de-fund the Affordable Care Act – the president’s signature domestic policy initiative – led to the partial shutdown of the federal government. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index closed at a record high on the final day of the reporting period and returned 22.76% for the 12 months. In contrast, fixed-income securities generally remained weak, with the Barclays U.S. Aggregate Index returning 0.15% for the reporting period.

Fed Taper Pressures Emerging Markets

During most of the reporting period, many emerging markets were buoyed by investors’ global search for yield amid the low-interest rate environment engineered by leading central banks. However, background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela – and particularly in Ukraine – put pressure on emerging market assets. The Fed’s decision in December to taper off its QE asset purchases fueled a sell-off in emerging market equities and debt securities, which in turn destabilized currency prices in those markets. However, the outflow of capital appeared to slow at the end of the reporting period. The MSCI Emerging Markets Index (net of foreign withholding taxes) returned 0.94% for the 12- month period, while the Barclays Emerging Markets Debt Index returned -1.30%.

In Europe, central bank efforts to stabilize the economy appeared to succeed and the European Union (EU) returned to positive growth in the first half of the reporting period. By December, Ireland had become the first member nation of the EU to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. The MSCI Europe, Australasia and Far East Index returned 18.48% for the reporting period.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past 12 months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

JPMorgan Emerging Markets Corporate Debt Fund

Fund Summary

For the period September 4, 2013 (Fund Inception Date) through February 28, 2014 (Unaudited)

Reporting Period Return:

Fund (Select Class Shares)*	5.50%
JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified)	1.92%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI Diversified)	2.43%
Net Assets as of 2/28/2014	$21,096,317

Investment objective** and strategies	The Fund seeks to provide total return. The Fund invests primarily in corporate debt investments that have the potential to provide total return from countries whose economies or bond markets are less developed. Under normal circumstances, the Fund will invest no more than 65% of its total assets in securities rated below investment grade. Combines top down macro-economic research with bottom-up fundamental credit and country analysis.

PORTFOLIO COMPOSITION***
Corporate Bonds	94.2%
Supranational	0 .9
Others (each less than 1.0%)	0 .1
Short-Term Investment	4.8

PORTFOLIO COMPOSITION BY COUNTRY***
Cayman Islands	13.4%
Mexico	10.4
United Kingdom	8.8
Chile	6.6
Luxembourg	5.7
India	4.6
Brazil	4.5
Peru	4.0
Thailand	3.4
United Arab Emirates	3.1
South Korea	2.8
United States	2.5
Ireland	2.4
Bermuda	2.1
Singapore	1.9
Hong Kong	1.8
Netherlands	1.8
Panama	1.8
Colombia	1.7
Canada	1.6
Austria	1.2
Georgia	1.1
Kazakhstan	1.0
Croatia	1.0
Others (each less than 1.0%)	6.0
Short-Term Investment	4.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	9/4/13
Without Sales Charge		5.39%
With Sales Charge **		1.43
CLASS C SHARES	9/4/13
Without CDSC		5.13
With CDSC ***		4.13
CLASS R6 SHARES	9/4/13	5.61
SELECT CLASS SHARES	9/4/13	5.50

*	Not annualized
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/13 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

JPMorgan Emerging Markets Corporate Debt Fund (Unaudited)

The Fund commenced operations on September 4, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Markets Corporate Debt Fund, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (“CEMBI Broad Diversified”) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (“CEMBI Diversified”) from September 4, 2013 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the CEMBI Broad Diversified and the CEMBI Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The CEMBI Broad Diversified and the CEMBI Diversified are each an expansion of the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Since the Fund’s inception, it has not experienced any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 96.9%
	Austria — 1.2%
250,000	JBS Investments GmbH, 7.750%, 10/28/20 (e)	259,675

	Azerbaijan — 0.9%
200,000	State Oil Co. of the Azerbaijan Republic, Reg. S, 4.750%, 03/13/23	189,750

	Bermuda — 2.1%
230,000	Digicel Group Ltd., 8.250%, 09/30/20 (e) (m)	243,225
200,000	Shenzhen International Holdings Ltd., Reg. S, 4.375%, 04/20/17	206,131

		449,356

	Brazil — 4.7%
190,000	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20	191,667
200,000	Globo Comunicacao e Participacoes S.A., Reg. S, SUB, 5.307%, 05/11/22	210,500
200,000	Samarco Mineracao S.A., 5.750%, 10/24/23 (e)	201,000
200,000	USJ Acucar e Alcool S.A., Reg. S, 9.875%, 11/09/19	183,000
200,000	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	195,140

		981,307

	Canada — 1.7%
	Pacific Rubiales Energy Corp.,
160,000	5.375%, 01/26/19 (e)	164,800
200,000	Reg. S, 5.125%, 03/28/23	192,000

		356,800

	Cayman Islands — 13.8%
100,000	Alliance Global Group, Inc., 6.500%, 08/18/17	106,500
200,000	Baidu, Inc., 3.250%, 08/06/18 (m)	204,369
200,000	Central China Real Estate Ltd., Reg. S, 6.500%, 06/04/18	188,000
200,000	China Overseas Finance Cayman III Ltd., 6.375%, 10/29/43	179,741
200,000	China SCE Property Holdings Ltd., Reg. S, 11.500%, 11/14/17	214,000
200,000	China Shanshui Cement Group Ltd., Reg. S, 10.500%, 04/27/17	214,500
210,000	China State Construction Finance Cayman I Ltd., Reg. S, 3.125%, 04/02/18	203,132
200,000	Comcel Trust, 6.875%, 02/06/24 (e) (m)	206,750
200,000	Country Garden Holdings Co. Ltd., Reg. S, 7.500%, 01/10/23	191,500

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Cayman Islands — Continued
200,000	Kaisa Group Holdings Ltd., Reg. S, 8.875%, 03/19/18	199,500
200,000	MAF Global Securities Ltd., Reg. S, 5.250%, 07/05/19	214,200
200,000	MCE Finance Ltd., Reg. S, 5.000%, 02/15/21	199,500
200,000	Shimao Property Holdings Ltd., Reg. S, 6.625%, 01/14/20	188,250
200,000	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	200,750
200,000	Tingyi Cayman Islands Holding Corp., Reg. S, 3.875%, 06/20/17	209,066

		2,919,758

	Chile — 6.8%
100,000	AES Gener S.A., Reg. S, 5.250%, 08/15/21	103,107
210,000	Banco de Credito e Inversiones, Reg. S, 3.000%, 09/13/17	210,919
220,000	Cencosud S.A., Reg. S, 4.875%, 01/20/23	211,244
190,000	Colbun S.A., Reg. S, 6.000%, 01/21/20	207,302
100,000	E.CL S.A., Reg. S, 5.625%, 01/15/21	106,610
200,000	SACI Falabella, Reg. S, 3.750%, 04/30/23	186,800
200,000	Sociedad Quimica y Minera de Chile S.A., Reg. S, 5.500%, 04/21/20	211,715
220,000	Telefonica Chile S.A., Reg. S, 3.875%, 10/12/22	206,250

		1,443,947

	Colombia — 1.7%
	Banco GNB Sudameris S.A.,
200,000	Reg. S, 3.875%, 05/02/18	190,841
54,000	Reg. S, 7.500%, 07/30/22	55,971
110,000	Ecopetrol S.A., 5.875%, 09/18/23 (m)	119,350

		366,162

	Costa Rica — 1.0%
200,000	Banco de Costa Rica, 5.250%, 08/12/18 (e) (m)	201,000

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Croatia — 1.0%
200,000	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	207,250

	Georgia — 1.1%
220,000	Bank of Georgia JSC, 7.750%, 07/05/17 (e)	231,000

	Hong Kong — 1.9%
210,000	Bright Food, Reg. S, 3.000%, 05/21/18	197,569
200,000	CITIC Pacific Ltd., Reg. S, 6.375%, 04/10/20	194,000

		391,569

	India — 4.7%
200,000	Axis Bank Ltd., Reg. S, 5.125%, 09/05/17 (m)	211,980
200,000	Bharat Petroleum Corp., Ltd., 4.625%, 10/25/22	187,879
200,000	ICICI Bank Ltd., Reg. S, 4.700%, 02/21/18	205,676
220,000	NTPC Ltd., Reg. S, 4.750%, 10/03/22	210,779
200,000	Power Grid Corp of India Ltd., 3.875%, 01/17/23	178,522

		994,836

	Ireland — 2.4%
100,000	Alfa Bank OJSC Via Alfa Bond Issuance plc, Reg. S, 7.875%, 09/25/17	110,250
200,000	Credit Bank of Moscow Via CBOM Finance plc, Reg. S, 7.700%, 02/01/18	203,500
200,000	Russian Railways Via RZD Capital plc, Reg. S, 5.700%, 04/05/22	201,750

		515,500

	Kazakhstan — 1.0%
200,000	Zhaikmunai LLP, Reg. S, 7.125%, 11/13/19	207,750

	Luxembourg — 5.8%
200,000	Gazprom Neft OAO Via GPN Capital S.A., 6.000%, 11/27/23	201,250
200,000	Millicom International Cellular S.A., Reg. S, 6.625%, 10/15/21 (e)	208,500
200,000	Offshore Drilling Holding S.A., 8.375%, 09/20/20 (e)	217,500
200,000	Sberbank of Russia Via SB Capital S.A., Reg. S, 5.125%, 10/29/22	191,000
210,000	Severstal OAO Via Steel Capital S.A., 5.900%, 10/17/22	203,175
200,000	Sistema JSFC Via Sistema International Funding S.A., Reg. S, 6.950%, 05/17/19	211,000

		1,232,425

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Mexico — 10.7%
200,000	Alpek S.A. de C.V., 5.375%, 08/08/23 (e) (m)	199,760
150,000	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	163,664
200,000	Cemex S.A.B. de C.V., 6.500%, 12/10/19 (e) (m)	210,500
200,000	Comision Federal de Electricidad, Reg. S, 5.750%, 02/14/42	188,819
150,000	Grupo Posadas S.A.B. de C.V., Reg. S, 7.875%, 11/30/17	150,658
210,000	Metalsa S.A. de C.V., Reg. S, 4.900%, 04/24/23	192,675
210,000	Mexichem S.A.B. de C.V., Reg. S, 6.750%, 09/19/42	202,166
210,000	Mexico Generadora de Energia S de rl, Reg. S, 5.500%, 12/06/32	203,175
	Petroleos Mexicanos,
200,000	3.500%, 07/18/18	207,000
33,000	4.875%, 01/18/24 (e)	33,923
80,000	6.375%, 01/23/45 (e)	84,932
27,000	Servicios Corporativos Javer SAPI de C.V., Reg. S, 9.875%, 04/06/21	28,453
180,000	Sigma Alimentos S.A. de C.V., Reg. S, 5.625%, 04/14/18	197,100
200,000	Tenedora Nemak S.A. de C.V., 5.500%, 02/28/23	199,000

		2,261,825

	Netherlands — 1.8%
200,000	Ajecorp B.V., Reg. S, 6.500%, 05/14/22	196,000
200,000	Bharti Airtel International Netherlands B.V., Reg. S, 5.125%, 03/11/23	192,500

		388,500

	Panama — 1.8%
187,318	ENA Norte Trust, Reg. S, 4.950%, 04/25/23	183,397
200,000	Global Bank Corp., Reg. S, 4.750%, 10/05/17	205,000

		388,397

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Paraguay — 0.8%
150,000	Banco Regional SAECA, 8.125%, 01/24/19 (e) (m)	157,125

	Peru — 4.1%
160,000	Alicorp SAA, Reg. S, 3.875%, 03/20/23	149,400
150,000	Banco de Credito del Peru, VAR, 6.125%, 04/24/27	151,875
220,000	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	202,950
220,000	Gas Natural de Lima y Callao S.A., Reg. S, 4.375%, 04/01/23	203,245
150,000	Minsur S.A., 6.250%, 02/07/24 (e)	154,500

		861,970

	Singapore — 2.0%
200,000	DBS Bank Ltd., Reg. S, VAR, 3.625%, 09/21/22 (m)	207,058
210,000	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	204,750

		411,808

	South Africa — 0.9%
200,000	Transnet SOC Ltd., 4.000%, 07/26/22	182,020

	South Korea — 2.9%
210,000	Daegu Bank, Reg. S, 2.250%, 04/29/18	204,858
200,000	Korea Finance Corp., 2.875%, 08/22/18	205,770
200,000	SK Innovation Co. Ltd., 3.625%, 08/14/18	207,779

		618,407

	Sri Lanka — 0.9%
200,000	Bank of Ceylon, Reg. S, 5.325%, 04/16/18	197,000

	Thailand — 3.6%
200,000	Kasikornbank PCL, Reg. S, 3.000%, 03/20/18	199,926
200,000	Krung Thai Bank PCL, Reg. S, 2.250%, 09/11/18	191,988
	PTT PCL,
220,000	Reg. S, 3.375%, 10/25/22	200,074
200,000	Reg. S, 4.500%, 10/25/42	157,908

		749,896

	Turkey — 0.9%
200,000	Tupras Turkiye Petrol Rafinerileri A.S., Reg. S, 4.125%, 05/02/18	189,250

	United Arab Emirates — 3.2%
200,000	Abu Dhabi National Energy Co., Reg. S, 5.875%, 12/13/21	228,000
200,000	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21	224,500

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United Arab Emirates — Continued
180,000	Dubai Electricity & Water Authority, Reg. S, 7.375%, 10/21/20	216,180

		668,680

	United Kingdom — 9.1%
200,000	Afren plc, 6.625%, 12/09/20 (e) (m)	200,500
100,000	AngloGold Ashanti Holdings plc, 8.500%, 07/30/20 (m)	110,000
200,000	Beijing Enterprises Water Capital Management Ltd., Reg. S, 4.625%, 05/06/18	202,500
200,000	FPC Treasury Ltd., Reg. S, 4.500%, 04/16/23	184,000
210,000	Fresnillo plc, 5.500%, 11/13/23 (e) (m)	212,625
220,000	PCCW-HKT Capital No. 5 Ltd., Reg. S, 3.750%, 03/08/23	200,766
200,000	Prosperous Ray Ltd., 4.625%, 11/12/23	194,801
200,000	Road King Infrastructure Finance 2012 Ltd., Reg. S, 9.875%, 09/18/17	218,500
200,000	Star Energy Geothermal Wayang Windu Ltd., 6.125%, 03/27/20	197,000
210,000	Yuexiu REIT MTN Co., Reg. S, 3.100%, 05/14/18	194,996

		1,915,688

	United States — 2.4%
	Reliance Holding USA, Inc.,
250,000	6.250%, 10/19/40	247,231
250,000	Reg. S, 5.400%, 02/14/22	260,790

		508,021

	Total Corporate Bonds (Cost $19,929,228)	20,446,672

Supranational — 1.0%
200,000	African Export-Import Bank, Reg. S, 3.875%, 06/04/18 (Cost $194,765)	199,000

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligation — 0.1%
25,000	U.S. Treasury Note, 0.250%, 03/31/14 (k) (Cost $25,003)	25,003

SHARES
Short-Term Investment — 5.0%
	Investment Company — 5.0%
1,048,449	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,048,449)	1,048,449

	Total Investments — 103.0% (Cost $21,197,445)	21,719,124
	Liabilities in Excess of Other Assets — (3.0)%	(622,807)

	NET ASSETS — 100.0%	$21,096,317

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(11)	10 Year U.S. Treasury Note	06/19/14	$(1,369,844)	$(4,390)
(14)	5 Year U.S. Treasury Note	06/30/14	(1,678,031)	1,503

				$(2,887)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (continued)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of February 28, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, unfunded commitments and/or forward foreign currency exchange contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014

Emerging Markets Corporate Debt Fund
ASSETS:
Investments in non-affiliates, at value	$20,670,675
Investments in affiliates, at value	1,048,449

Total investment securities, at value	21,719,124
Receivables:
Investment securities sold	203,105
Interest from non-affiliates	316,506
Dividends from affiliates	8
Variation margin on futures contracts	2,351
Due from Adviser	16,257
Deferred offering costs	13,976

Total Assets	22,271,327

LIABILITIES:
Payables:
Investment securities purchased	1,042,410
Accrued liabilities:
Shareholder servicing fees	3,992
Distribution fees	40
Custodian and accounting fees	19,953
Trustees’ and Chief Compliance Officer’s fees	29
Audit fees	90,128
Other	17,073
Offering costs	1,385

Total Liabilities	1,175,010

Net Assets	$21,096,317

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014 (Continued)

Emerging Markets Corporate Debt Fund
NET ASSETS :
Paid-in-Capital	$20,456,538
Accumulated undistributed (distributions in excess of) net investment income	31,431
Accumulated net realized gains (losses)	89,556
Net unrealized appreciation (depreciation)	518,792

Total Net Assets	$21,096,317

Net Assets:
Class A	$52,678
Class C	52,550
Class R6	52,805
Select Class	20,938,284

Total	$21,096,317

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	5,106
Class C	5,094
Class R6	5,117
Select Class	2,029,252
Net Asset Value (a):
Class A—Redemption price per share	$10.32
Class C—Offering price per share (b)	10.32
Class R6—Offering and redemption price per share	10.32
Select Class—Offering and redemption price per share	10.32
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.72

Cost of investments in non-affiliates	$20,148,996
Cost of investments in affiliates	1,048,449

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED FEBRUARY 28, 2014

Emerging Markets Corporate Debt Fund (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$522,579
Dividend income from affiliates	163

Total investment income	522,742

EXPENSES:
Investment advisory fees	69,996
Administration fees	8,349
Distribution fees:
Class A	63
Class C	186
Shareholder servicing fees:
Class A	63
Class C	62
Select Class	24,811
Custodian and accounting fees	34,259
Interest expense to affiliates	11
Professional fees	90,916
Trustees’ and Chief Compliance Officer’s fees	101
Printing and mailing costs	5,949
Registration and filing fees	1,410
Transfer agent fees	14,263
Offering costs	13,627
Other	3,316

Total expenses	267,382

Less amounts waived	(78,345)
Less expense reimbursements	(88,845)

Net expenses	100,192

Net investment income (loss)	422,550

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	209,900
Futures	(55,152)
Foreign currency transactions	227

Net realized gain (loss)	154,975

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	521,679
Futures	(2,887)

Change in net unrealized appreciation/depreciation	518,792

Net realized/unrealized gains (losses)	673,767

Change in net assets resulting from operations	1,096,317

(a)	Commencement of operations was September 4, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

Emerging Markets Corporate Debt Fund
Period Ended 2/28/2014 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$422,550
Net realized gain (loss)	154,975
Change in net unrealized appreciation/depreciation	518,792

Change in net assets resulting from operations	1,096,317

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(923)
From net realized gains	(163)
Class C
From net investment income	(796)
From net realized gains	(163)
Class R6
From net investment income	(1,035)
From net realized gains	(163)
Select Class
From net investment income	(388,726)
From net realized gains	(64,695)

Total distributions to shareholders	(456,664)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	20,456,664

NET ASSETS:
Change in net assets	21,096,317
Beginning of period	—

End of period	$21,096,317

Accumulated undistributed (distributions in excess of) net investment income	$31,431

(a)	Commencement of operations was September 4, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (Continued)

Emerging Markets Corporate Debt Fund
Period Ended 2/28/2014 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$50,000
Distributions reinvested	1,086

Change in net assets resulting from Class A capital transactions	$51,086

Class C
Proceeds from shares issued	$50,000
Distributions reinvested	959

Change in net assets resulting from Class C capital transactions	$50,959

Class R6
Proceeds from shares issued	$50,000
Distributions reinvested	1,198

Change in net assets resulting from Class R6 capital transactions	$51,198

Select Class
Proceeds from shares issued	$19,850,000
Distributions reinvested	453,421

Change in net assets resulting from Select Class capital transactions	$20,303,421

Total change in net assets resulting from capital transactions	$20,456,664

SHARE TRANSACTIONS:
Class A
Issued	5,000
Reinvested	106

Change in Class A Shares	5,106

Class C
Issued	5,000
Reinvested	94

Change in Class C Shares	5,094

Class R6
Issued	5,000
Reinvested	117

Change in Class R6 Shares	5,117

Select Class
Issued	1,985,000
Reinvested	44,252

Change in Select Class Shares	2,029,252

(a)	Commencement of operations was September 4, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR THE PERIOD INDICATED

	Per share operating performance								Ratios/Supplemental data
		Investment operations			Distributions						Ratios to average net assets (a)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses(d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)
Emerging Markets Corporate Debt Fund
Class A
September 4, 2013 (f) through February 28, 2014	$10.00	$0.20	$0.33	$0.53	$(0.18)	$(0.03)	$(0.21)	$10.32	5.39%	$52,678	1.25	%(g)	3.98	%(g)	2.85	%(g)	46%
Class C
September 4, 2013 (f) through February 28, 2014	10.00	0.17	0.34	0.51	(0.16)	(0.03)	(0.19)	10.32	5.13	52,550	1.75	(g)	3.48	(g)	3.35	(g)	46
Class R6
September 4, 2013 (f) through February 28, 2014	10.00	0.22	0.34	0.56	(0.21)	(0.03)	(0.24)	10.32	5.61	52,805	0.75	(g)	4.48	(g)	2.36	(g)	46
Select Class
September 4, 2013 (f) through February 28, 2014	10.00	0.21	0.33	0.54	(0.19)	(0.03)	(0.22)	10.32	5.50	20,938,284	1.00	(g)	4.23	(g)	2.61	(g)	46

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Emerging Markets Corporate Debt Fund	Class A, Class C, Class R6 and Select Class	Diversified

The investment objective of the Fund is to seek to provide total return.

The Fund commenced operations on September 4, 2013. Currently, the Fund is not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM” ), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,048,449	$20,670,675	$—	$21,719,124
Appreciation in Other Financial Instruments
Futures Contracts	$1,503	$—	$—	$1,503
Depreciation in Other Financial Instruments
Futures Contracts	$(4,390)	$—	$—	$(4,390)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for major categories of the portfolio holdings.

There were no transfers among any levels during the period ended February 28, 2014.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of February 28, 2014, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and Regulation S under the Securities Act.

C. Futures Contracts — The Fund uses treasury futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transactions costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

The table below discloses the volume of the Fund’s futures contracts activity during the period ended February 28, 2014:

Futures Contracts:
Average Notional Balance Short	$1,676,815
Ending Notional Balance Short	3,047,875

D. Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of February 28, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

The table below discloses the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended February 28, 2014:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$264,239	(a)
Average Settlement Value Sold	236,596	(b)

(a)	For the period November 1, 2013 through November 30, 2013.
(b)	For the period September 4, 2013 through November 30, 2013.

E. Summary of Derivatives Information — The following table presents the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Derivative Contract	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,503

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(4,390)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

The following tables present the effect of derivatives on the Statement of Operations for the period ended February 28, 2014, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(55,152)	$—	$(55,152)
Foreign exchange contracts	—	(7,644)	(7,644)

Total	$(55,152)	$(7,644)	$(62,796)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Derivative Contract	Futures Contracts
Interest rate contracts	$(2,887)

The Fund’s derivatives contracts held at February 28, 2014 are not accounted for as hedging instruments under GAAP.

F. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. Offering and Organizational Costs — Total offering costs of approximately $27,603 paid in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, are recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statement of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
(126)	361	(235)

The reclassifications for the Fund relate primarily to foreign currency gains or losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fees — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended February 28, 2014, the annualized effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended February 28, 2014, the Distributor did not retain front-end sales charges or CDSC.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% for Class A, Class C and Select Class Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The Fund earns interest on uninvested cash balances held by the custodian. Such interest amounts are presented separately in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest income, if any, earned on cash balances at the custodian, is included in Interest income from affiliates in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R6	Select Class
1.25%	1.75%	0.75%	1.00%

The expense limitation agreement was in effect for the period ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015.

For the period ended February 28, 2014, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Total	Contractual Reimbursements
$69,996	$8,349	$78,345	$88,845

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

There were no waivers resulting from investments in these money market funds for the period ended February 28, 2014.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended February 28, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the period ended February 28, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$29,141,404	$9,252,344

During the period ended February 28, 2014, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$21,197,445	$590,577	$68,898	$521,679

As of February 28, 2014, there is no difference between book and tax basis appreciation (depreciation) on investments in securities. The tax character of distributions paid during the period ended February 28, 2014 was as follows:

Ordinary Income	Total Distributions Paid
$456,664	$456,664

As of February 28, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$ 118,116	$—	$521,679

The cumulative timing differences primarily consist of mark to market of futures contracts.

As of February 28, 2014, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2014, all of the Fund’s shares were held by the Adviser.

The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as forward foreign currency exchange contracts.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

As of February 28, 2014, the Fund invested approximately 13.4% and 10.4% of its total investments in the Cayman Islands and Mexico, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Emerging Markets Corporate Debt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Emerging Markets Corporate Debt Fund (a separate fund of JPMorgan Trust I) (hereafter referred to as the “Fund”) at February 28, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period September 4, 2013 (commencement of operations) through February 28, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 29, 2014

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	167	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013- present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	167	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President – Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	167	None

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	167	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired (2005-Present); President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	167	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	167	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth- Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	167	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	167	None

Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trust since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	167	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.
(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (167 funds), including JPMorgan Mutual Fund Group which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Fund’s investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.
**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.
***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kathryn A. Jackson (1962), AML Compliance Officer (2012)*	Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.
**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.
***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004-2413.

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period	Annualized Expense Ratio
Emerging Markets Corporate Debt Fund
Class A
Actual*	$1,000.00	$1,053.90	$6.23	1.25%
Hypothetical**	1,000.00	1,018.60	6.26	1.25
Class C
Actual*	1,000.00	1,051.30	8.70	1.75
Hypothetical**	1,000.00	1,016.12	8.75	1.75
Class R6
Actual*	1,000.00	1,056.10	3.74	0.75
Hypothetical**	1,000.00	1,021.08	3.76	0.75
Select Class
Actual*	1,000.00	1,055.00	4.98	1.00
Hypothetical**	1,000.00	1,019.84	5.01	1.00

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 177/365 (to reflect the actual period). The Fund commenced operations on September 4, 2013.
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their May 2013 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Fund whose annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed New Advisory Agreement, the Trustees reviewed the New Advisory Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in an executive session with counsel to the Trust and independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

The Trustees considered information provided with respect to the Fund and the approval of the New Advisory Agreement. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the New Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex and the Trustees’ experience with the Adviser and its services. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (Continued)

J.P. Morgan Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Trustees considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Adviser, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser proposed to put in place that serve to limit the overall net expense ratios at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Fund will benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a contractual cap on total expenses, shareholders will benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (Continued)

expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•       Social Security number and account balances

•       transaction history and account transactions

•       checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

•  open an account or provide contact information

•  give us your account information or pay us by check

•  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2014. All rights reserved. February 2014.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Mitchell Merin. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES
2014 – $1,378,190
2013 – $1,133,450

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES
2014 – $320,910
2013 – $277,540

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2014 – $254,640
2013 – $211,560

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2014 and 2013, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2014 – Not applicable
2013 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2014 – 0.0%
2013 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2013 – $34.2 million
2012 – $32.1 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Office
May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 9, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 9, 2014